UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 – April 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Period Ended: April 30, 2023 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF

Dimensional US High Profitability ETF

Dimensional US Large Cap Value ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional Global Real Estate ETF

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

/s/ David P. Butler	/s/ Gerard O’Reilly

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICE

DIMENSIONAL ETF TRUST

Semi-Annual Report

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Investment Footnotes

*	Non-Income Producing Securities
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities
†	See Note B to Financial Statements
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited
#	Total or Partial Securities on Loan
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

Financial Highlights

(a)	Computed using average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. The composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions if applicable. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

Expense Tables	For the period ended April 30, 2023

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional US Core Equity Market ETF

Actual Fund Return	$1,000.00	$1,069.90	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

Dimensional US High Profitability ETF

Actual Fund Return	$1,000.00	$1,075.90	0.20%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

Dimensional US Large Cap Value ETF

Actual Fund Return(b)	$1,000.00	$1,010.30	0.22%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional US Real Estate ETF

Actual Fund Return	$1,000.00	$1,030.20	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

Dimensional US Small Cap Value ETF

Actual Fund Return	$1,000.00	$984.70	0.30%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

Dimensional International Core Equity Market ETF

Actual Fund Return	$1,000.00	$1,219.30	0.18%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

Dimensional International Core Equity 2 ETF

Actual Fund Return	$1,000.00	$1,219.10	0.22%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Dimensional International Small Cap Value ETF

Actual Fund Return	$1,000.00	$1,246.70	0.42%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11

Dimensional International Small Cap ETF

Actual Fund Return	$1,000.00	$1,202.80	0.39%	$2.13
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96

Dimensional International High Profitability ETF

Actual Fund Return	$1,000.00	$1,226.30	0.27%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

Dimensional Emerging Core Equity Market ETF

Actual Fund Return	$1,000.00	$1,167.60	0.35%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76

Dimensional Emerging Markets High Profitability ETF

Actual Fund Return	$1,000.00	$1,189.50	0.41%	$2.23
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

Dimensional Emerging Markets Value ETF

Actual Fund Return	$1,000.00	$1,174.30	0.43%	$2.32
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

Dimensional Emerging Markets Core Equity 2 ETF

Actual Fund Return	$1,000.00	$1,172.10	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81

Dimensional Global Real Estate ETF

Actual Fund Return(b)	$1,000.00	$1,010.80	0.23%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(b)

Information shown reflects values for the stub period of 146 days from December 6, 2022 (commencement of operations) to April 30, 2023 and has been calculated using expense ratios and rates of returns for the same period.

5

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 30, 2023 (April 28, 2023 with respect to the Dimensional US Large Cap Value ETF and Dimensional Global Real Estate ETF). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http:// www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Core Equity Market ETF
Communication Services	7.5%
Consumer Discretionary	10.5%
Consumer Staples	7.0%
Energy	5.7%
Financials	13.7%
Health Care	13.8%
Industrials	11.1%
Information Technology	24.0%
Materials	3.5%
Real Estate	0.2%
Utilities	3.0%

100.0%

Dimensional US Large Cap Value ETF
Communication Services	8.7%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Energy	14.2%
Financials	21.2%
Health Care	14.2%
Industrials	12.3%
Information Technology	9.0%
Materials	8.5%
Real Estate	0.6%
Utilities	0.2%

100.0%

Dimensional US High Profitability ETF
Communication Services	2.4%
Consumer Discretionary	12.0%
Consumer Staples	11.6%
Energy	4.4%
Financials	9.8%
Health Care	14.0%
Industrials	17.8%
Information Technology	24.8%
Materials	3.2%

100.0%

Dimensional US Real Estate ETF
Real Estate	100.0%

100.0%

Dimensional US Small Cap Value ETF
Communication Services	2.7%
Consumer Discretionary	15.7%
Consumer Staples	4.8%
Energy	10.0%
Financials	23.8%
Health Care	5.0%
Industrials	21.0%
Information Technology	6.9%
Materials	8.4%
Real Estate	1.5%
Utilities	0.2%

100.0%

Dimensional International Core Equity Market ETF
Communication Services	4.5%
Consumer Discretionary	12.3%
Consumer Staples	8.9%
Energy	6.9%
Financials	17.9%
Health Care	10.7%
Industrials	17.3%
Information Technology	7.1%
Materials	9.6%
Real Estate	1.3%
Utilities	3.5%

100.0%

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional International Core Equity 2 ETF
Communication Services	5.1%
Consumer Discretionary	12.9%
Consumer Staples	7.7%
Energy	7.9%
Financials	16.3%
Health Care	7.5%
Industrials	18.6%
Information Technology	7.0%
Materials	12.1%
Real Estate	1.8%
Utilities	3.1%

100.0%

Dimensional International Small Cap Value ETF
Communication Services	3.0%
Consumer Discretionary	12.0%
Consumer Staples	5.1%
Energy	7.1%
Financials	20.2%
Health Care	3.3%
Industrials	21.4%
Information Technology	3.8%
Materials	20.0%
Real Estate	3.8%
Utilities	0.3%

100.0%

Dimensional International Small Cap ETF
Communication Services	3.8%
Consumer Discretionary	13.1%
Consumer Staples	6.3%
Energy	5.4%
Financials	11.5%
Health Care	5.4%
Industrials	24.1%
Information Technology	11.2%
Materials	12.0%
Real Estate	3.9%
Utilities	3.3%

100.0%

Dimensional International High Profitability ETF
Communication Services	7.7%
Consumer Discretionary	17.0%
Consumer Staples	9.1%
Energy	9.1%
Financials	4.6%
Health Care	10.3%
Industrials	17.8%
Information Technology	9.5%
Materials	12.3%
Real Estate	0.2%
Utilities	2.4%

100.0%

Dimensional Emerging Core Equity Market ETF
Communication Services	8.7%
Consumer Discretionary	11.5%
Consumer Staples	6.0%
Energy	5.7%
Financials	19.3%
Health Care	4.7%
Industrials	8.1%
Information Technology	20.1%
Materials	10.7%
Real Estate	2.3%
Utilities	2.9%

100.0%

Dimensional Emerging Markets High Profitability ETF
Communication Services	14.5%
Consumer Discretionary	10.5%
Consumer Staples	9.9%
Energy	7.7%
Financials	5.2%
Health Care	3.8%
Industrials	6.8%
Information Technology	26.5%
Materials	14.0%
Real Estate	0.6%
Utilities	0.5%

100.0%

Dimensional Emerging Markets Value ETF
Communication Services	3.0%
Consumer Discretionary	8.0%
Consumer Staples	2.2%
Energy	11.7%
Financials	29.4%
Health Care	2.3%
Industrials	9.4%
Information Technology	12.3%
Materials	16.2%
Real Estate	4.2%
Utilities	1.3%

100.0%

Dimensional Emerging Markets Core Equity 2 ETF
Communication Services	8.2%
Consumer Discretionary	11.5%
Consumer Staples	5.0%
Energy	5.2%
Financials	16.8%
Health Care	5.2%
Industrials	8.5%
Information Technology	21.1%
Materials	13.1%
Real Estate	3.1%
Utilities	2.3%

100.0%

Dimensional Global Real Estate ETF
Real Estate	100.0%

100.0%

7

DIMENSIONAL US CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (7.5%)
* Alphabet, Inc., Class A	447,344	$48,017,905	1.5%
* Alphabet, Inc., Class C	404,241	43,746,961	1.3%
Comcast Corp., Class A	390,132	16,139,761	0.5%
* Meta Platforms, Inc., Class A	168,590	40,515,549	1.2%
Verizon Communications, Inc.	453,830	17,622,219	0.6%
* Walt Disney Co. (The)	121,173	12,420,232	0.4%
Other Securities		69,826,842	2.0%

TOTAL COMMUNICATION SERVICES		248,289,469	7.5%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	681,808	71,896,654	2.2%
Home Depot, Inc. (The)	83,360	25,053,014	0.8%
McDonald’s Corp.	53,787	15,907,505	0.5%
NIKE, Inc., Class B	89,476	11,338,399	0.4%
* Tesla, Inc.	173,645	28,531,610	0.9%
Other Securities		191,079,141	5.6%

TOTAL CONSUMER DISCRETIONARY		343,806,323	10.4%

CONSUMER STAPLES — (6.9%)
Coca-Cola Co. (The)	295,084	18,929,639	0.6%
Costco Wholesale Corp.	31,513	15,857,972	0.5%
PepsiCo., Inc.	120,159	22,937,152	0.7%
Philip Morris International, Inc.	110,615	11,058,182	0.3%
Procter & Gamble Co. (The)	173,023	27,057,337	0.8%
Walmart, Inc.	115,802	17,482,628	0.5%
Other Securities		115,677,959	3.5%

TOTAL CONSUMER STAPLES		229,000,869	6.9%

ENERGY — (5.7%)
Chevron Corp.	153,254	25,835,559	0.8%
ConocoPhillips	114,919	11,824,016	0.4%
Exxon Mobil Corp.	351,480	41,594,143	1.3%
Other Securities		108,597,728	3.2%

TOTAL ENERGY		187,851,446	5.7%

FINANCIALS — (13.6%)
Bank of America Corp.	491,229	14,383,185	0.5%
* Berkshire Hathaway, Inc., Class B	125,289	41,163,701	1.3%
JPMorgan Chase & Co.	244,325	33,775,488	1.0%
Mastercard, Inc., Class A	72,031	27,373,941	0.8%
Visa, Inc., Class A	119,361	27,778,886	0.9%
Other Securities		306,281,401	9.2%

TOTAL FINANCIALS		450,756,602	13.7%

HEALTH CARE — (13.6%)
Abbott Laboratories	120,607	13,323,455	0.4%
AbbVie, Inc.	149,431	22,582,013	0.7%
Bristol-Myers Squibb Co.	182,030	12,154,143	0.4%
Danaher Corp.	50,836	12,043,557	0.4%
Eli Lilly & Co.	67,990	26,914,521	0.8%
Johnson & Johnson	196,603	32,183,911	1.0%
Merck & Co., Inc.	229,348	26,482,814	0.8%
Pfizer, Inc.	508,494	19,775,332	0.6%
Thermo Fisher Scientific, Inc.	25,263	14,018,439	0.4%
UnitedHealth Group, Inc.	68,640	33,777,058	1.0%

8

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$239,321,387	7.2%

TOTAL HEALTH CARE		452,576,630	13.7%

INDUSTRIALS — (11.0%)
United Parcel Service, Inc., Class B	67,058	12,057,699	0.4%
Other Securities		353,509,792	10.7%

TOTAL INDUSTRIALS		365,567,491	11.1%

INFORMATION TECHNOLOGY — (23.8%)
Accenture PLC, Class A	47,660	13,358,621	0.4%
* Adobe, Inc.	32,999	12,459,102	0.4%
Apple, Inc.	1,318,218	223,675,230	6.8%
Broadcom, Inc.	38,856	24,343,284	0.7%
Cisco Systems, Inc.	316,232	14,941,962	0.5%
International Business Machines Corp.	88,484	11,185,262	0.3%
Microsoft Corp.	563,706	173,204,306	5.2%
NVIDIA Corp.	174,006	48,284,925	1.5%
Oracle Corp.	117,800	11,158,016	0.3%
QUALCOMM, Inc.	111,154	12,982,787	0.4%
* Salesforce, Inc.	58,680	11,640,352	0.4%
Texas Instruments, Inc.	80,757	13,502,570	0.4%
Other Securities		217,421,030	6.6%

TOTAL INFORMATION TECHNOLOGY		788,157,447	23.9%

MATERIALS — (3.5%)
Linde PLC	32,363	11,956,510	0.4%
Other Securities		102,937,123	3.1%

TOTAL MATERIALS		114,893,633	3.5%

REAL ESTATE — (0.2%)
Other Securities		5,802,919	0.2%

UTILITIES — (2.9%)
NextEra Energy, Inc.	144,310	11,058,475	0.3%
Other Securities		86,388,579	2.7%

TOTAL UTILITIES		97,447,054	3.0%

TOTAL COMMON STOCKS		3,284,149,883	99.6%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Securities		13,389	0.0%

HEALTH CARE — (0.0%)
Other Securities		26,423	0.0%

INDUSTRIALS — (0.0%)
Other Securities		513	0.0%

TOTAL RIGHTS/WARRANTS		40,325	0.0%

TOTAL INVESTMENT SECURITIES — (99.1%) (Cost $3,251,202,886)		3,284,190,208

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	2,690,528	31,116,766	0.9%

TOTAL INVESTMENTS — (100.0%) (Cost $3,282,319,652)		$3,315,306,974	100.5%

9

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$248,289,469	$—	$—	$248,289,469
Consumer Discretionary	343,806,323	—	—	343,806,323
Consumer Staples	229,000,869	—	—	229,000,869
Energy	187,851,446	—	—	187,851,446
Financials	450,756,602	—	—	450,756,602
Health Care	452,576,630	—	—	452,576,630
Industrials	365,567,491	—	—	365,567,491
Information Technology	788,157,447	—	—	788,157,447
Materials	114,893,633	—	—	114,893,633
Real Estate	5,802,919	—	—	5,802,919
Utilities	97,447,054	—	—	97,447,054
Rights/Warrants
Energy	—	13,389	—	13,389
Health Care	—	26,423	—	26,423
Industrials	513	—	—	513
Securities Lending Collateral	—	31,116,766	—	31,116,766

Total Investments	$3,284,150,396	$31,156,578	$—	$3,315,306,974

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL US HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.4%)
Verizon Communications, Inc.	934,000	$36,267,220	1.6%
Other Securities		18,097,006	0.8%

TOTAL COMMUNICATION SERVICES		54,364,226	2.4%

CONSUMER DISCRETIONARY — (11.9%)
Best Buy Co., Inc.	202,136	15,063,175	0.7%
Home Depot, Inc. (The)	181,866	54,658,008	2.4%
NIKE, Inc., Class B	179,301	22,721,023	1.0%
Ross Stores, Inc.	229,696	24,515,454	1.1%
TJX Cos, Inc. (The)	387,244	30,522,572	1.3%
Tractor Supply Co.	97,367	23,212,293	1.0%
Other Securities		100,995,494	4.5%

TOTAL CONSUMER DISCRETIONARY		271,688,019	12.0%

CONSUMER STAPLES — (11.5%)
Coca-Cola Co. (The)	442,253	28,370,530	1.3%
Colgate-Palmolive Co.	261,848	20,895,470	0.9%
Costco Wholesale Corp.	45,421	22,856,756	1.0%
Kroger Co. (The)	431,105	20,964,636	0.9%
PepsiCo., Inc.	335,813	64,103,344	2.8%
Procter & Gamble Co. (The)	124,041	19,397,532	0.9%
Target Corp.	150,095	23,677,486	1.0%
Other Securities		62,725,980	2.8%

TOTAL CONSUMER STAPLES		262,991,734	11.6%

ENERGY — (4.3%)
ConocoPhillips	266,309	27,400,533	1.2%
Occidental Petroleum Corp.	471,724	29,025,178	1.3%
Other Securities		41,908,592	1.9%

TOTAL ENERGY		98,334,303	4.4%

FINANCIALS — (9.8%)
American Express Co.	125,447	20,239,619	0.9%
Ameriprise Financial, Inc.	70,954	21,649,484	0.9%
Aon PLC, Class A	48,288	15,702,292	0.7%
Discover Financial Services	167,721	17,354,092	0.8%
Mastercard, Inc., Class A	167,284	63,572,939	2.8%
# Visa, Inc., Class A	234,453	54,564,247	2.4%
Other Securities		29,213,300	1.3%

TOTAL FINANCIALS		222,295,973	9.8%

HEALTH CARE — (13.9%)
AbbVie, Inc.	412,202	62,291,966	2.8%
AmerisourceBergen Corp.	103,967	17,346,894	0.8%
Amgen, Inc.	121,192	29,054,570	1.3%
Bristol-Myers Squibb Co.	354,887	23,695,805	1.0%
Eli Lilly & Co.	181,673	71,917,074	3.2%
Gilead Sciences, Inc.	352,914	29,013,060	1.3%
* Mettler-Toledo International, Inc.	11,787	17,580,311	0.8%
Other Securities		66,040,943	2.8%

TOTAL HEALTH CARE		316,940,623	14.0%

INDUSTRIALS — (17.7%)
Automatic Data Processing, Inc.	124,617	27,415,740	1.2%
Caterpillar, Inc.	158,602	34,702,118	1.5%

11

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	85,917	$32,478,344	1.4%
Illinois Tool Works, Inc.	64,426	15,587,226	0.7%
Lockheed Martin Corp.	67,824	31,500,857	1.4%
Union Pacific Corp.	195,962	38,349,763	1.7%
United Parcel Service, Inc., Class B	214,473	38,564,390	1.7%
United Rentals, Inc.	57,399	20,727,353	0.9%
WW Grainger, Inc.	34,921	24,290,000	1.1%
Other Securities		138,486,492	6.2%

TOTAL INDUSTRIALS		402,102,283	17.8%

INFORMATION TECHNOLOGY — (24.5%)
Accenture PLC, Class A	105,412	29,545,930	1.3%
Apple, Inc.	689,731	117,033,556	5.2%
Applied Materials, Inc.	242,391	27,397,455	1.2%
Broadcom, Inc.	110,494	69,224,491	3.1%
CDW Corp.	100,709	17,079,239	0.7%
International Business Machines Corp.	267,005	33,752,102	1.5%
Microsoft Corp.	376,203	115,592,134	5.1%
Oracle Corp.	265,660	25,163,315	1.1%
QUALCOMM, Inc.	323,639	37,801,035	1.7%
Texas Instruments, Inc.	265,147	44,332,578	2.0%
Other Securities		42,126,782	1.8%

TOTAL INFORMATION TECHNOLOGY		559,048,617	24.7%

MATERIALS — (3.2%)
LyondellBasell Industries NV, Class A	257,497	24,361,791	1.1%
Nucor Corp.	144,234	21,372,594	0.9%
Other Securities		26,769,336	1.2%

TOTAL MATERIALS		72,503,721	3.2%

UTILITIES — (0.0%)
Other Securities		30,001	0.0%

TOTAL COMMON STOCKS		2,260,299,500	99.9%

TOTAL INVESTMENT SECURITIES — (99.2%) (Cost $2,169,490,514)		2,260,299,500

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,623,763	18,779,307	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,188,269,821)		$2,279,078,807	100.7%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$54,364,226	$—	$—	$54,364,226
Consumer Discretionary	271,688,019	—	—	271,688,019
Consumer Staples	262,991,734	—	—	262,991,734
Energy	98,334,303	—	—	98,334,303
Financials	222,295,973	—	—	222,295,973
Health Care	316,940,623	—	—	316,940,623
Industrials	402,102,283	—	—	402,102,283
Information Technology	559,048,617	—	—	559,048,617
Materials	72,503,721	—	—	72,503,721
Utilities	30,001	—	—	30,001
Securities Lending Collateral	$—	$18,779,307	$—	$18,779,307

Total Investments	$2,260,299,500	$18,779,307	$—	$2,279,078,807

See accompanying Notes to Financial Statements.

12

DIMENSIONAL US LARGE CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (8.7%)
AT&T, Inc.	388,410	$6,863,205	1.3%
Comcast Corp., Class A	264,145	10,927,679	2.1%
* Meta Platforms, Inc., Class A	23,986	5,764,315	1.1%
#* T-Mobile US, Inc.	27,920	4,017,688	0.8%
Verizon Communications, Inc.	232,660	9,034,188	1.7%
* Walt Disney Co. (The)	34,146	3,499,965	0.7%
Other Securities		4,784,167	1.0%

TOTAL COMMUNICATION SERVICES		44,891,207	8.7%

CONSUMER DISCRETIONARY — (6.2%)
DR Horton, Inc.	42,367	4,652,744	0.9%
General Motors Co.	132,254	4,369,672	0.9%
Lennar Corp., Class A	42,954	4,845,641	0.9%
PulteGroup, Inc.	52,932	3,554,384	0.7%
Other Securities		14,456,760	2.8%

TOTAL CONSUMER DISCRETIONARY		31,879,201	6.2%

CONSUMER STAPLES — (4.9%)
Mondelez International, Inc., Class A	50,356	3,863,312	0.7%
Other Securities		21,417,974	4.2%

TOTAL CONSUMER STAPLES		25,281,286	4.9%

ENERGY — (14.1%)
Chevron Corp.	96,403	16,251,618	3.2%
ConocoPhillips	90,711	9,333,255	1.8%
Diamondback Energy, Inc.	28,782	4,092,800	0.8%
Exxon Mobil Corp.	217,694	25,761,908	5.0%
Other Securities		17,339,014	3.4%

TOTAL ENERGY		72,778,595	14.2%

FINANCIALS — (21.1%)
Bank of America Corp.	208,595	6,107,662	1.2%
* Berkshire Hathaway, Inc., Class B	32,503	10,678,861	2.1%
Capital One Financial Corp.	49,151	4,782,392	0.9%
Citigroup, Inc.	99,065	4,662,990	0.9%
Goldman Sachs Group, Inc. (The)	18,768	6,445,682	1.3%
Hartford Financial Services Group, Inc. (The)	50,367	3,575,553	0.7%
JPMorgan Chase & Co.	138,772	19,183,841	3.7%
Morgan Stanley	69,110	6,217,827	1.2%
Regions Financial Corp.	194,409	3,549,908	0.7%
Wells Fargo & Co.	155,520	6,181,920	1.2%
Other Securities		37,252,946	7.2%

TOTAL FINANCIALS		108,639,582	21.1%

HEALTH CARE — (14.2%)
* Biogen, Inc.	15,766	4,796,490	0.9%
Cigna Group (The)	16,063	4,068,597	0.8%
CVS Health Corp.	60,586	4,441,560	0.9%
Danaher Corp.	19,252	4,560,991	0.9%
Elevance Health, Inc.	13,860	6,495,489	1.3%
Laboratory Corp. of America Holdings	21,681	4,915,300	1.0%
Medtronic PLC	57,949	5,270,462	1.0%
Pfizer, Inc.	310,331	12,068,773	2.3%
Thermo Fisher Scientific, Inc.	9,442	5,239,366	1.0%

13

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$21,100,640	4.1%

TOTAL HEALTH CARE		72,957,668	14.2%

INDUSTRIALS — (12.3%)
Cummins, Inc.	15,465	3,634,894	0.7%
Eaton Corp PLC	29,029	4,851,326	0.9%
Owens Corning	34,153	3,647,882	0.7%
PACCAR, Inc.	81,626	6,096,646	1.2%
Raytheon Technologies Corp.	41,775	4,173,322	0.8%
Republic Services, Inc.	37,792	5,465,479	1.1%
Other Securities		35,230,388	6.9%

TOTAL INDUSTRIALS		63,099,937	12.3%

INFORMATION TECHNOLOGY — (9.0%)
Corning, Inc.	139,053	4,619,341	0.9%
HP, Inc.	125,064	3,715,651	0.7%
Intel Corp.	170,006	5,280,386	1.0%
Micron Technology, Inc.	64,381	4,143,561	0.8%
* Salesforce, Inc.	19,738	3,915,427	0.8%
Other Securities		24,628,406	4.8%

TOTAL INFORMATION TECHNOLOGY		46,302,772	9.0%

MATERIALS — (8.5%)
Dow, Inc.	94,542	5,143,085	1.0%
Martin Marietta Materials, Inc.	10,990	3,991,568	0.8%
Newmont Corp.	81,467	3,861,536	0.8%
Nucor Corp.	40,850	6,053,153	1.2%
Steel Dynamics, Inc.	44,209	4,595,526	0.9%
Other Securities		19,850,471	3.8%

TOTAL MATERIALS		43,495,339	8.5%

REAL ESTATE — (0.6%)
Other Securities		3,051,143	0.6%

UTILITIES — (0.2%)
Other Securities		955,851	0.2%

TOTAL COMMON STOCKS		513,332,581	99.9%

TOTAL INVESTMENT SECURITIES — (99.8%) (Cost $512,466,279)		513,332,581

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	95,766	1,107,565	0.2%

TOTAL INVESTMENTS — (100.0%) (Cost $513,573,844)		$514,440,146	100.1%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$44,891,207	$—	$—	$44,891,207
Consumer Discretionary	31,879,201	—	—	31,879,201
Consumer Staples	25,281,286	—	—	25,281,286
Energy	72,778,595	—	—	72,778,595
Financials	108,639,582	—	—	108,639,582
Health Care	72,957,668	—	—	72,957,668
Industrials	63,099,937	—	—	63,099,937

14

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$46,302,772	$—	$—	$46,302,772
Materials	43,495,339	—	—	43,495,339
Real Estate	3,051,143	—	—	3,051,143
Utilities	955,851	—	—	955,851
Securities Lending Collateral	—	1,107,565	—	1,107,565

Total Investments	$513,332,581	$1,107,565	$—	$514,440,146

See accompanying Notes to Financial Statements.

15

DIMENSIONAL US REAL ESTATE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
REAL ESTATE — (98.2%)
Agree Realty Corp.	44,601	$3,032,422	0.5%
Alexandria Real Estate Equities, Inc.	84,855	10,537,294	1.7%
American Homes 4 Rent, Class A	172,102	5,724,112	0.9%
American Tower Corp.	242,329	49,529,624	8.1%
Americold Realty Trust, Inc.	147,681	4,369,881	0.7%
Apartment Income REIT Corp.	72,451	2,679,238	0.4%
AvalonBay Communities, Inc.	72,660	13,105,684	2.2%
Boston Properties, Inc.	81,080	4,326,429	0.7%
Brixmor Property Group, Inc.	151,284	3,226,888	0.5%
Camden Property Trust	53,175	5,851,909	1.0%
Crown Castle, Inc.	219,547	27,024,040	4.4%
CubeSmart	125,422	5,705,447	0.9%
# Digital Realty Trust, Inc.	151,285	14,999,908	2.5%
EastGroup Properties, Inc.	22,914	3,816,556	0.6%
Equinix, Inc.	48,142	34,858,659	5.7%
Equity LifeStyle Properties, Inc.	91,974	6,337,009	1.0%
Equity Residential	187,067	11,831,988	1.9%
Essex Property Trust, Inc.	33,405	7,340,081	1.2%
Extra Space Storage, Inc.	70,044	10,649,490	1.7%
Federal Realty Investment Trust	39,059	3,862,544	0.6%
First Industrial Realty Trust, Inc.	69,918	3,668,597	0.6%
Gaming and Leisure Properties, Inc.	134,969	7,018,388	1.2%
Healthcare Realty Trust, Inc.	204,450	4,044,021	0.7%
Healthpeak Properties, Inc.	284,180	6,243,435	1.0%
Host Hotels & Resorts, Inc.	374,841	6,061,179	1.0%
Invitation Homes, Inc.	319,073	10,647,466	1.7%
Iron Mountain, Inc.	151,226	8,353,724	1.4%
Kimco Realty Corp.	323,479	6,207,562	1.0%
Lamar Advertising Co., Class A	45,379	4,795,653	0.8%
Life Storage, Inc.	46,206	6,209,162	1.0%
# Medical Properties Trust, Inc.	298,261	2,615,749	0.4%
Mid-America Apartment Communities, Inc.	60,469	9,300,132	1.5%
National Retail Properties, Inc.	99,765	4,339,777	0.7%
Omega Healthcare Investors, Inc.	117,945	3,156,208	0.5%
Prologis, Inc.	480,656	60,202,220	9.9%
Public Storage	82,451	24,309,028	4.0%
Realty Income Corp.	342,888	21,547,082	3.5%
Regency Centers Corp.	86,297	5,301,225	0.9%
Rexford Industrial Realty, Inc.	106,412	5,934,597	1.0%
Ryman Hospitality Properties, Inc.	29,960	2,686,214	0.4%
SBA Communications Corp.	56,260	14,677,671	2.4%
Simon Property Group, Inc.	170,532	19,324,686	3.2%
STAG Industrial, Inc.	89,001	3,014,464	0.5%
Sun Communities, Inc.	64,289	8,931,671	1.5%
Terreno Realty Corp.	44,463	2,738,476	0.5%
UDR, Inc.	169,965	7,024,653	1.2%
Ventas, Inc.	208,455	10,016,263	1.6%
VICI Properties, Inc.	531,971	18,055,096	3.0%
Welltower, Inc.	257,461	20,396,060	3.3%
WP Carey, Inc.	110,031	8,164,300	1.3%

16

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$66,325,146	10.9%

TOTAL REAL ESTATE		610,119,108	99.8%

TOTAL COMMON STOCKS		610,119,108	99.8%

TOTAL INVESTMENT SECURITIES — (98.2%) (Cost $646,191,559)		610,119,108

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	963,686	11,145,314	1.8%

TOTAL INVESTMENTS — (100.0%) (Cost $657,336,873)		$621,264,422	101.6%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$610,119,108	$—	$—	$610,119,108
Securities Lending Collateral	—	11,145,314	—	11,145,314

Total Investments	$610,119,108	$11,145,314	$—	$621,264,422

See accompanying Notes to Financial Statements.

17

DIMENSIONAL US SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (2.6%)
Other Securities		$37,595,684	2.7%
CONSUMER DISCRETIONARY — (15.1%)
# Foot Locker, Inc.	187,836	7,887,234	0.6%
* LGI Homes, Inc.	53,418	6,346,058	0.5%
MDC Holdings, Inc.	186,015	7,621,035	0.6%
PVH Corp.	101,720	8,728,593	0.6%
* Taylor Morrison Home Corp.	206,502	8,898,171	0.7%
# Thor Industries, Inc.	78,110	6,172,252	0.5%
* Topgolf Callaway Brands Corp.	294,678	6,533,011	0.5%
* Tri Pointe Homes, Inc.	245,037	7,027,661	0.5%
* Urban Outfitters, Inc.	225,252	6,095,319	0.4%
Other Securities		150,262,385	10.7%

TOTAL CONSUMER DISCRETIONARY		215,571,719	15.6%

CONSUMER STAPLES — (4.6%)
* Post Holdings, Inc.	87,975	7,960,858	0.6%
Other Securities		57,467,705	4.1%

TOTAL CONSUMER STAPLES		65,428,563	4.7%

ENERGY — (9.7%)
Murphy Oil Corp.	176,700	6,486,657	0.5%
PBF Energy, Inc., Class A	209,703	7,310,247	0.5%
* TechnipFMC PLC	617,745	8,456,929	0.6%
#* Transocean, Ltd.	1,451,552	8,564,157	0.6%
Other Securities		106,753,990	7.8%

TOTAL ENERGY		137,571,980	10.0%

FINANCIALS — (23.1%)
American Equity Investment Life Holding Co.	164,961	6,357,597	0.5%
Associated Banc-Corp.	361,595	6,447,239	0.5%
Assured Guaranty, Ltd.	136,602	7,358,750	0.5%
Essent Group, Ltd.	179,085	7,605,740	0.6%
First American Financial Corp.	112,384	6,474,442	0.5%
FNB Corp.	618,629	7,101,861	0.5%
* Genworth Financial, Inc.	1,221,248	7,095,451	0.5%
# Jackson Financial, Inc., Class A	172,987	6,229,262	0.5%
Janus Henderson Group PLC	265,073	6,878,644	0.5%
MGIC Investment Corp.	506,543	7,532,294	0.6%
New York Community BanCorp, Inc.	769,494	8,225,891	0.6%
PennyMac Financial Services, Inc.	121,675	7,603,471	0.6%
United Bankshares, Inc.	194,589	6,446,734	0.5%
Valley National BanCorp	647,438	6,072,968	0.4%
Other Securities		230,833,865	16.5%

TOTAL FINANCIALS		328,264,209	23.8%

HEALTH CARE — (4.8%)
* Enovis Corp.	116,445	6,782,921	0.5%
Perrigo Co. PLC	238,328	8,863,418	0.6%
* Prestige Consumer Healthcare, Inc.	108,376	6,668,375	0.5%
Other Securities		46,241,567	3.4%

TOTAL HEALTH CARE		68,556,281	5.0%

INDUSTRIALS — (20.3%)
ABM Industries, Inc.	162,502	6,919,335	0.5%

18

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Air Lease Corp.	190,197	$7,649,723	0.6%
* Alaska Air Group, Inc.	164,180	7,135,263	0.5%
Arcosa, Inc.	116,751	7,885,363	0.6%
* Gates Industrial Corp. PLC	452,522	6,095,471	0.4%
GATX Corp.	54,171	6,170,619	0.5%
* Kirby Corp.	104,455	7,504,047	0.5%
Triton International, Ltd.	76,543	6,327,810	0.5%
Other Securities		233,442,563	16.9%

TOTAL INDUSTRIALS		289,130,194	21.0%

INFORMATION TECHNOLOGY — (6.6%)
Amkor Technology, Inc.	301,471	6,743,906	0.5%
Avnet, Inc.	163,013	6,725,916	0.5%
* Kyndryl Holdings, Inc.	433,749	6,272,011	0.5%
* Sanmina Corp.	128,682	6,724,921	0.5%
Vishay Intertechnology, Inc.	294,085	6,261,070	0.5%
Other Securities		61,745,816	4.4%

TOTAL INFORMATION TECHNOLOGY		94,473,640	6.9%

MATERIALS — (8.1%)
Ashland, Inc.	61,409	6,239,768	0.5%
Carpenter Technology Corp.	120,487	6,354,484	0.5%
Commercial Metals Co.	201,598	9,412,611	0.7%
Huntsman Corp.	270,625	7,250,044	0.5%
United States Steel Corp.	373,100	8,536,528	0.6%
Other Securities		77,848,750	5.6%

TOTAL MATERIALS		115,642,185	8.4%

REAL ESTATE — (1.5%)
#* Howard Hughes Corp. (The)	80,330	6,215,132	0.5%
Other Securities		14,897,350	1.0%

TOTAL REAL ESTATE		21,112,482	1.5%

UTILITIES — (0.2%)
Other Securities		2,651,222	0.2%

TOTAL COMMON STOCKS		1,375,998,159	99.8%

RIGHT/WARRANT — (0.0%)
ENERGY — (0.0%)
Other Securities		49,345	0.0%

TOTAL RIGHT/WARRANT		49,345	0.0%

TOTAL INVESTMENT SECURITIES — (96.6%) (Cost $1,399,125,427)		1,376,047,504

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	4,209,767	48,687,214	3.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,447,812,641)		$1,424,734,718	103.3%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$37,595,684	$—	$—	$37,595,684
Consumer Discretionary	215,571,719	—	—	215,571,719
Consumer Staples	65,428,563	—	—	65,428,563

19

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Energy	$137,571,980	$—	$—	$137,571,980
Financials	328,264,209	—	—	328,264,209
Health Care	68,556,281	—	—	68,556,281
Industrials	289,130,194	—	—	289,130,194
Information Technology	94,473,640	—	—	94,473,640
Materials	115,642,185	—	—	115,642,185
Real Estate	21,112,482	—	—	21,112,482
Utilities	2,651,222	—	—	2,651,222
Right/Warrant
Energy	—	49,345	—	49,345
Securities Lending Collateral	—	48,687,214	—	48,687,214

Total Investments	$1,375,998,159	$48,736,559	$—	$1,424,734,718

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
AUSTRALIA — (6.5%)
# BHP Group, Ltd., Sponsored ADR	295,040	$17,419,162	0.5%
BHP Group, Ltd.	376,117	11,052,671	0.3%
Commonwealth Bank of Australia	246,432	16,181,261	0.5%
CSL, Ltd.	60,256	11,969,170	0.3%
National Australia Bank, Ltd.	495,031	9,434,770	0.3%
Other Securities		162,714,798	4.7%

TOTAL AUSTRALIA		228,771,832	6.6%

AUSTRIA — (0.2%)
Other Securities		8,917,944	0.2%

BELGIUM — (0.9%)
Other Securities		30,543,834	0.9%

CANADA — (10.6%)
Canadian Natural Resources, Ltd.	164,474	10,027,980	0.3%
Royal Bank of Canada	152,007	15,075,176	0.4%
# Toronto-Dominion Bank (The)	202,841	12,298,250	0.4%
Other Securities		333,488,696	9.6%

TOTAL CANADA		370,890,102	10.7%

CHINA — (0.0%)
Other Securities		34,513	0.0%

DENMARK — (2.6%)
Novo Nordisk A/S, Class B	234,434	39,050,920	1.1%
Other Securities		52,914,277	1.5%

TOTAL DENMARK		91,965,197	2.6%

FINLAND — (1.2%)
Other Securities		42,071,011	1.2%

FRANCE — (9.9%)
Air Liquide SA	66,768	12,028,265	0.3%
Airbus SE	93,494	13,123,015	0.4%
AXA SA	302,035	9,859,986	0.3%
BNP Paribas SA	160,673	10,392,836	0.3%
L’Oreal SA	34,430	16,449,086	0.5%
LVMH Moet Hennessy Louis Vuitton SE	46,818	45,019,296	1.3%
Sanofi	158,564	17,505,410	0.5%
Schneider Electric SE	68,639	11,959,160	0.3%
TotalEnergies SE	521,979	33,388,677	1.0%
Vinci SA	88,985	11,022,430	0.3%
Other Securities		165,289,542	4.8%

TOTAL FRANCE		346,037,703	10.0%

GERMANY — (7.0%)
Allianz SE, Registered	64,212	16,123,890	0.5%
Bayer AG, Registered	212,512	14,020,443	0.4%
Deutsche Post AG, Registered	196,423	9,437,325	0.3%
Deutsche Telekom AG	654,382	15,806,887	0.5%
Mercedes-Benz Group AG	156,349	12,182,725	0.4%
SAP SE	115,734	15,697,813	0.5%
Siemens AG, Registered	97,437	16,017,188	0.5%
Other Securities		146,911,109	4.0%

TOTAL GERMANY		246,197,380	7.1%

21

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HONG KONG — (2.2%)
AIA Group, Ltd.	1,709,000	$18,494,446	0.5%
Other Securities		57,514,017	1.7%

TOTAL HONG KONG		76,008,463	2.2%

IRELAND — (0.6%)
Other Securities		22,388,855	0.6%

ISRAEL — (0.5%)
Other Securities		17,344,613	0.5%

ITALY — (2.4%)
Other Securities		82,693,855	2.4%

JAPAN — (20.7%)
KDDI Corp.	305,000	9,515,220	0.3%
Mitsubishi UFJ Financial Group, Inc.	2,055,800	12,876,964	0.4%
Sony Group Corp.	236,900	22,321,647	0.7%
Toyota Motor Corp.	1,682,200	22,941,618	0.7%
Other Securities		658,809,750	18.8%

TOTAL JAPAN		726,465,199	20.9%

NETHERLANDS — (3.4%)
ASML Holding NV, Sponsored NYS	50,083	31,895,859	0.9%
Other Securities		87,204,712	2.5%

TOTAL NETHERLANDS		119,100,571	3.4%

NEW ZEALAND — (0.2%)
Other Securities		8,999,957	0.3%

NORWAY — (0.7%)
Other Securities		23,902,990	0.7%

PORTUGAL — (0.2%)
Other Securities		7,550,492	0.2%

SINGAPORE — (0.9%)
Other Securities		31,009,080	0.9%

SPAIN — (2.2%)
Iberdrola SA	793,735	10,322,586	0.3%
Other Securities		65,731,965	1.9%

TOTAL SPAIN		76,054,551	2.2%

SWEDEN — (2.8%)
Other Securities		97,264,747	2.8%

SWITZERLAND — (8.7%)
ABB, Ltd., Registered	288,677	10,417,735	0.3%
Cie Financiere Richemont SA, Registered	71,438	11,794,634	0.3%
Nestle SA, Registered	420,067	54,048,731	1.6%
Novartis AG, Sponsored ADR	260,789	26,749,128	0.8%
Roche Holding AG	119,431	37,618,652	1.1%
Zurich Insurance Group AG	23,838	11,564,798	0.3%
Other Securities		153,027,525	4.4%

TOTAL SWITZERLAND		305,221,203	8.8%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	222,514	32,850,887	1.0%
BP PLC	3,880,948	26,067,780	0.8%
British American Tobacco PLC	313,193	11,522,177	0.3%
Diageo PLC	376,354	17,133,447	0.5%
Glencore PLC	2,005,394	11,821,493	0.4%
GSK PLC	748,764	13,561,531	0.4%
HSBC Holdings PLC	2,878,937	20,763,113	0.6%
RELX PLC	317,246	10,550,809	0.3%

22

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Rio Tinto PLC	215,894	$13,700,793	0.4%
Shell PLC	1,392,963	42,929,894	1.2%
Unilever PLC	315,745	17,606,650	0.5%
Other Securities		230,052,182	6.5%

TOTAL UNITED KINGDOM		448,560,756	12.9%

UNITED STATES — (0.2%)
Other Securities		6,867,747	0.2%

TOTAL COMMON STOCKS		3,414,862,595	98.3%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,647,350	0.4%

TOTAL PREFERRED STOCKS		13,647,350	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		7,642	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SINGAPORE — (0.0%)
Other Securities		80	0.0%

SWEDEN — (0.0%)
Other Securities		1	0.0%

TOTAL RIGHTS/WARRANTS		7,723	0.0%

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $3,256,975,722)		3,428,517,668

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	6,697,444	77,457,944	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $3,334,433,666)		$3,505,975,612	100.9%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$226,821,489	$1,950,343	$—	$228,771,832
Austria	8,917,944	—	—	8,917,944
Belgium	30,543,834	—	—	30,543,834
Canada	370,890,102	—	—	370,890,102
China	34,513	—	—	34,513
Denmark	91,965,197	—	—	91,965,197
Finland	42,071,011	—	—	42,071,011
France	346,018,359	19,344	—	346,037,703
Germany	246,197,380	—	—	246,197,380
Hong Kong	76,004,816	3,647	—	76,008,463
Ireland	22,388,855	—	—	22,388,855

23

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Israel	$17,344,613	$—	$—	$17,344,613
Italy	82,693,855	—	—	82,693,855
Japan	726,465,199	—	—	726,465,199
Netherlands	119,100,571	—	—	119,100,571
New Zealand	8,999,957	—	—	8,999,957
Norway	23,902,990	—	—	23,902,990
Portugal	7,550,492	—	—	7,550,492
Singapore	31,009,080	—	—	31,009,080
Spain	76,054,551	—	—	76,054,551
Sweden	97,264,291	456	—	97,264,747
Switzerland	305,221,203	—	—	305,221,203
United Kingdom	448,560,756	—	—	448,560,756
United States	6,867,747	—	—	6,867,747
Preferred Stocks
Germany	13,647,350	—	—	13,647,350
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
France	—	7,642	—	7,642
Italy	—	—	—	—
Singapore	—	80	—	80
Sweden	1	—	—	1
Securities Lending Collateral	—	77,457,944	—	77,457,944

Total Investments	$3,426,536,156	$79,439,456	$—	$3,505,975,612

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.0%)
# BHP Group, Ltd., Sponsored ADR	341,701	$20,174,027	0.6%
Commonwealth Bank of Australia	125,988	8,272,646	0.3%
Other Securities		175,923,794	5.2%

TOTAL AUSTRALIA		204,370,467	6.1%

AUSTRIA — (0.5%)
Other Securities		16,853,462	0.5%

BELGIUM — (1.2%)
Other Securities		40,251,022	1.2%

CANADA — (10.5%)
# Bank of Nova Scotia (The)	179,756	8,971,622	0.3%
Canadian Natural Resources, Ltd.	161,380	9,839,339	0.3%
National Bank of Canada	109,424	8,150,930	0.3%
Royal Bank of Canada	173,031	17,160,215	0.5%
Suncor Energy, Inc.	403,109	12,625,374	0.4%
Teck Resources, Ltd., Class B	215,717	10,052,412	0.3%
Other Securities		292,786,676	8.7%

TOTAL CANADA		359,586,568	10.8%

CHINA — (0.0%)
Other Securities		34,959	0.0%

DENMARK — (2.6%)
Novo Nordisk A/S, Sponsored ADR	69,882	11,676,584	0.4%
Novo Nordisk A/S, Class B	89,488	14,906,493	0.5%
Other Securities		62,143,252	1.8%

TOTAL DENMARK		88,726,329	2.7%

FINLAND — (1.5%)
Other Securities		52,780,085	1.6%

FRANCE — (8.3%)
LVMH Moet Hennessy Louis Vuitton SE	30,276	29,112,824	0.9%
Orange SA	886,779	11,567,874	0.4%
Sanofi	89,103	9,836,940	0.3%
TotalEnergies SE	538,219	34,427,477	1.0%
Vinci SA	94,066	11,651,805	0.4%
Other Securities		188,919,907	5.6%

TOTAL FRANCE		285,516,827	8.6%

GERMANY — (7.1%)
Allianz SE, Registered	46,322	11,631,639	0.4%
Bayer AG, Registered	202,704	13,373,362	0.4%
Deutsche Post AG, Registered	175,554	8,434,655	0.3%
Deutsche Telekom AG	685,957	16,569,595	0.5%
E.ON SE	730,228	9,678,060	0.3%
Mercedes-Benz Group AG	195,948	15,268,282	0.5%
Other Securities		166,215,431	4.8%

TOTAL GERMANY		241,171,024	7.2%

HONG KONG — (2.2%)
AIA Group, Ltd.	1,353,600	14,648,380	0.5%
Other Securities		60,308,222	1.7%

TOTAL HONG KONG		74,956,602	2.2%

IRELAND — (0.8%)
CRH PLC, Sponsored ADR	206,798	10,029,703	0.3%

25

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (Continued)
Other Securities		$17,436,970	0.5%

TOTAL IRELAND		27,466,673	0.8%

ISRAEL — (0.6%)
Other Securities		19,696,939	0.6%

ITALY — (2.6%)
Eni SpA	588,551	8,931,577	0.3%
# Stellantis NV	537,049	8,931,125	0.3%
UniCredit SpA	467,005	9,249,359	0.3%
Other Securities		60,935,445	1.7%

TOTAL ITALY		88,047,506	2.6%

JAPAN — (21.0%)
Hitachi, Ltd.	219,700	12,076,925	0.4%
ITOCHU Corp.	305,400	10,074,959	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,701,200	10,655,848	0.3%
Sony Group Corp.	194,300	18,307,708	0.6%
Toyota Motor Corp.	806,200	10,994,847	0.4%
Other Securities		656,610,355	19.6%

TOTAL JAPAN		718,720,642	21.6%

NETHERLANDS — (3.1%)
ASML Holding NV, Sponsored NYS	38,767	24,689,152	0.7%
Koninklijke Ahold Delhaize NV	284,039	9,789,907	0.3%
Other Securities		72,964,414	2.2%

TOTAL NETHERLANDS		107,443,473	3.2%

NEW ZEALAND — (0.2%)
Other Securities		7,604,075	0.2%

NORWAY — (0.7%)
Other Securities		25,156,388	0.8%

PORTUGAL — (0.2%)
Other Securities		7,559,764	0.2%

SINGAPORE — (0.9%)
Other Securities		32,146,022	1.0%

SPAIN — (2.4%)
# Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,490,448	10,939,888	0.3%
Other Securities		70,200,962	2.1%

TOTAL SPAIN		81,140,850	2.4%

SWEDEN — (2.8%)
Volvo AB, Class B	523,160	10,751,627	0.3%
Other Securities		85,868,035	2.6%

TOTAL SWEDEN		96,619,662	2.9%

SWITZERLAND — (7.9%)
ABB, Ltd., Registered	294,796	10,638,557	0.3%
Julius Baer Group, Ltd.	120,730	8,643,240	0.3%
Nestle SA, Registered	244,102	31,407,855	1.0%
Novartis AG, Sponsored ADR	190,575	19,547,278	0.6%
Roche Holding AG	54,760	17,248,431	0.5%
Zurich Insurance Group AG	18,385	8,919,323	0.3%
Other Securities		173,885,759	5.1%

TOTAL SWITZERLAND		270,290,443	8.1%

UNITED KINGDOM — (13.1%)
AstraZeneca PLC, Sponsored ADR	144,200	10,558,324	0.3%
BP PLC, Sponsored ADR	684,543	27,573,392	0.8%
# Diageo PLC, Sponsored ADR	51,184	9,494,632	0.3%
Glencore PLC	2,061,834	12,154,198	0.4%

26

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
GSK PLC	570,619	$10,334,991	0.3%
# HSBC Holdings PLC, Sponsored ADR	358,379	12,919,563	0.4%
Rio Tinto PLC	261,866	16,618,210	0.5%
Shell PLC, ADR	724,754	44,920,253	1.4%
Unilever PLC, Sponsored ADR	185,945	10,325,526	0.3%
Other Securities		293,284,691	8.7%

TOTAL UNITED KINGDOM		448,183,780	13.4%

UNITED STATES — (0.2%)
Other Securities		6,266,490	0.2%

TOTAL COMMON STOCKS		3,300,590,052	98.9%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		10,816,629	0.3%

TOTAL PREFERRED STOCKS		10,816,629	0.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		6,393	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%

SINGAPORE — (0.0%)
Other Securities		292	0.0%

SWEDEN — (0.0%)
Other Securities		256	0.0%

UNITED STATES — (0.0%)
Other Securities		18	0.0%

TOTAL RIGHTS/WARRANTS		6,959	0.0%

TOTAL INVESTMENT SECURITIES — (96.7%) (Cost $2,996,441,373)		3,311,413,640

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	9,668,174	111,815,338	3.4%

TOTAL INVESTMENTS — (100.0%) (Cost $3,108,256,711)		$3,423,228,978	102.6%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$202,826,928	$1,543,539	$—	$204,370,467
Austria	16,853,462	—	—	16,853,462
Belgium	40,251,022	—	—	40,251,022
Canada	359,586,568	—	—	359,586,568
China	34,959	—	—	34,959
Denmark	88,726,329	—	—	88,726,329
Finland	52,780,085	—	—	52,780,085

27

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	$285,415,880	$100,947	$—	$285,516,827
Germany	241,171,024	—	—	241,171,024
Hong Kong	74,956,602	—	—	74,956,602
Ireland	27,466,673	—	—	27,466,673
Israel	19,696,939	—	—	19,696,939
Italy	88,047,506	—	—	88,047,506
Japan	718,720,642	—	—	718,720,642
Netherlands	107,443,473	—	—	107,443,473
New Zealand	7,604,075	—	—	7,604,075
Norway	25,156,388	—	—	25,156,388
Portugal	7,559,764	—	—	7,559,764
Singapore	32,146,022	—	—	32,146,022
Spain	81,140,850	—	—	81,140,850
Sweden	96,618,471	1,191	—	96,619,662
Switzerland	270,290,443	—	—	270,290,443
United Kingdom	448,183,780	—	—	448,183,780
United States	6,266,490	—	—	6,266,490
Preferred Stocks
Germany	10,816,629	—	—	10,816,629
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
France	—	6,393	—	6,393
Hong Kong	—	—	—	—
Singapore	—	292	—	292
Sweden	256	—	—	256
United States	—	18	—	18
Securities Lending Collateral	—	111,815,338	—	111,815,338

Total Investments	$3,309,761,260	$113,467,718	$—	$3,423,228,978

See accompanying Notes to Financial Statements.

28

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
AUSTRALIA — (6.5%)
Ansell, Ltd.	294,457	$5,207,289	0.5%
# Ramelius Resources, Ltd.	5,596,929	4,863,839	0.5%
Other Securities		57,353,830	5.6%

TOTAL AUSTRALIA		67,424,958	6.6%

AUSTRIA — (1.4%)
voestalpine AG	149,275	5,171,395	0.5%
Other Securities		9,561,281	0.9%

TOTAL AUSTRIA		14,732,676	1.4%

BELGIUM — (1.3%)
Bekaert SA	91,424	4,259,321	0.4%
Other Securities		8,658,552	0.9%

TOTAL BELGIUM		12,917,873	1.3%

CANADA — (12.0%)
Alamos Gold, Inc.	496,298	6,417,133	0.6%
# Crescent Point Energy Corp.	1,262,198	9,340,265	0.9%
* Eldorado Gold Corp.	518,267	5,726,850	0.6%
Laurentian Bank of Canada	181,410	4,308,203	0.4%
Linamar Corp.	88,330	4,194,096	0.4%
* MEG Energy Corp.	571,128	9,499,851	0.9%
OceanaGold Corp.	2,456,590	5,614,856	0.6%
Russel Metals, Inc.	204,368	5,198,478	0.5%
Other Securities		73,376,659	7.2%

TOTAL CANADA		123,676,391	12.1%

CHINA — (0.0%)
Other Securities		63,452	0.0%

DENMARK — (3.1%)
* Jyske Bank A/S, Registered	83,213	6,077,693	0.6%
Sydbank AS	142,024	6,336,206	0.6%
Other Securities		19,886,389	1.9%

TOTAL DENMARK		32,300,288	3.1%

FINLAND — (1.8%)
Other Securities		18,384,526	1.8%

FRANCE — (5.1%)
Coface SA	272,401	4,168,114	0.4%
Elis SA	372,588	7,404,045	0.7%
Rexel SA	279,772	6,486,213	0.6%
SES SA	769,629	4,770,884	0.5%
Valeo SA	259,772	5,066,099	0.5%
Other Securities		24,944,896	2.5%

TOTAL FRANCE		52,840,251	5.2%

GERMANY — (5.3%)
KION Group AG	110,546	4,566,826	0.5%
Salzgitter AG	114,719	4,539,114	0.4%
thyssenkrupp AG	766,658	5,504,906	0.5%
Other Securities		40,628,928	4.0%

TOTAL GERMANY		55,239,774	5.4%

HONG KONG — (1.8%)
Other Securities		18,383,411	1.8%

29

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.3%)
Other Securities		$3,340,030	0.3%

ISRAEL — (0.8%)
Other Securities		7,901,379	0.8%

ITALY — (4.7%)
Banco BPM SpA	2,066,286	8,406,120	0.8%
Buzzi Unicem SpA	166,263	4,133,631	0.4%
* Iveco Group NV	672,326	6,049,301	0.6%
Leonardo SpA	659,771	7,870,198	0.8%
Other Securities		21,931,409	2.1%

TOTAL ITALY		48,390,659	4.7%

JAPAN — (24.9%)
Gunma Bank, Ltd. (The)	1,375,500	4,677,094	0.5%
JVCKenwood Corp.	1,290,100	4,367,760	0.4%
Taiheiyo Cement Corp.	339,000	6,049,792	0.6%
UBE Corp.	351,300	5,552,070	0.6%
Other Securities		236,244,861	23.0%

TOTAL JAPAN		256,891,577	25.1%

NETHERLANDS — (1.6%)
ASR Nederland NV	107,856	4,743,854	0.5%
Other Securities		11,664,156	1.1%

TOTAL NETHERLANDS		16,408,010	1.6%

NEW ZEALAND — (0.2%)
Other Securities		2,399,331	0.2%

NORWAY — (0.9%)
Other Securities		9,380,161	0.9%

PORTUGAL — (0.4%)
Other Securities		3,962,669	0.4%

SINGAPORE — (0.5%)
Other Securities		5,653,347	0.5%

SPAIN — (2.8%)
Acerinox SA	404,036	4,369,548	0.4%
Banco de Sabadell SA	8,629,457	9,001,006	0.9%
Bankinter SA	711,599	4,212,402	0.4%
Other Securities		11,823,019	1.2%

TOTAL SPAIN		29,405,975	2.9%

SWEDEN — (2.6%)
Other Securities		26,488,138	2.6%

SWITZERLAND — (6.7%)
Adecco Group AG	231,478	7,940,030	0.8%
Baloise Holding AG, Registered	69,567	11,653,772	1.1%
Helvetia Holding AG, Registered	47,488	7,101,458	0.7%
Landis+Gyr Group AG	65,655	5,429,142	0.6%
Mobimo Holding AG, Registered	18,943	5,086,655	0.5%
Swiss Prime Site AG, Registered	115,298	10,473,393	1.0%
Other Securities		21,842,886	2.1%

TOTAL SWITZERLAND		69,527,336	6.8%

UNITED KINGDOM — (13.3%)
Balfour Beatty PLC	1,128,419	5,432,115	0.5%
Bank of Georgia Group PLC	117,842	4,384,212	0.4%
Bellway PLC	178,783	5,420,050	0.5%
Grainger PLC	1,327,357	4,314,356	0.4%
* Marks & Spencer Group PLC	2,930,232	6,053,011	0.6%
Mediclinic International PLC	766,963	4,808,400	0.5%

30

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
QinetiQ Group PLC	1,122,388	$5,239,438	0.5%
Redrow PLC	667,043	4,338,743	0.4%
Virgin Money UK PLC	2,431,212	4,763,967	0.5%
Vistry Group PLC	430,187	4,230,980	0.4%
Other Securities		88,447,882	8.7%

TOTAL UNITED KINGDOM		137,433,154	13.4%

TOTAL COMMON STOCKS		1,013,145,366	98.9%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		7,077	0.0%

TOTAL RIGHTS/WARRANTS		7,077	0.0%

TOTAL INVESTMENT SECURITIES — (98.0%) (Cost $914,762,052)		1,013,152,443

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	1,779,693	20,582,685	2.0%

TOTAL INVESTMENTS — (100.0%) (Cost $935,344,737)		$1,033,735,128	100.9%

As of April 30, 2023, Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	10	06/16/23	$2,065,773	$2,094,250	$28,477

Total Futures Contracts			$2,065,773	$2,094,250	$28,477

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$67,255,520	$169,438	$—	$67,424,958
Austria	14,732,676	—	—	14,732,676
Belgium	12,917,873	—	—	12,917,873
Canada	123,676,391	—	—	123,676,391
China	63,452	—	—	63,452
Denmark	32,300,288	—	—	32,300,288
Finland	18,384,526	—	—	18,384,526
France	52,548,292	291,959	—	52,840,251
Germany	55,239,774	—	—	55,239,774
Hong Kong	18,383,411	—	—	18,383,411
Ireland	3,340,030	—	—	3,340,030
Israel	7,901,379	—	—	7,901,379
Italy	48,390,659	—	—	48,390,659

31

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$256,891,577	$—	$—	$256,891,577
Netherlands	16,408,010	—	—	16,408,010
New Zealand	2,399,331	—	—	2,399,331
Norway	9,380,161	—	—	9,380,161
Portugal	3,962,669	—	—	3,962,669
Singapore	5,653,347	—	—	5,653,347
Spain	29,405,975	—	—	29,405,975
Sweden	26,488,138	—	—	26,488,138
Switzerland	69,527,336	—	—	69,527,336
United Kingdom	137,433,154	—	—	137,433,154
Rights/Warrants
Austria	—	—	—	—
France	—	7,077	—	7,077
Futures Contract	28,477	—	—	28,477
Securities Lending Collateral	—	20,582,685	—	20,582,685

Total Investments	$1,012,712,446	$21,051,159	$—	$1,033,763,605

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.0%)
Other Securities		$39,387,930	6.2%

AUSTRIA — (1.3%)
ANDRITZ AG	18,916	1,228,976	0.2%
Ω BAWAG Group AG	26,551	1,294,427	0.2%
voestalpine AG	37,498	1,299,058	0.2%
Other Securities		4,703,066	0.7%

TOTAL AUSTRIA		8,525,527	1.3%

BELGIUM — (1.5%)
Ackermans & van Haaren NV	7,225	1,273,030	0.2%
Other Securities		8,768,213	1.4%

TOTAL BELGIUM		10,041,243	1.6%

CANADA — (11.3%)
Alamos Gold, Inc.	153,891	1,989,811	0.3%
B2Gold Corp.	310,296	1,222,566	0.2%
Boyd Group Services, Inc.	7,936	1,322,082	0.2%
Crescent Point Energy Corp.	201,806	1,493,364	0.2%
Enerplus Corp.	89,929	1,345,338	0.2%
Finning International, Inc.	50,529	1,308,024	0.2%
* MEG Energy Corp.	98,425	1,637,151	0.3%
Parkland Corp.	54,442	1,282,476	0.2%
SNC-Lavalin Group, Inc.	63,886	1,469,618	0.2%
Other Securities		61,026,689	9.6%

TOTAL CANADA		74,097,119	11.6%

CHINA — (0.0%)
Other Securities		28,577	0.0%

DENMARK — (2.7%)
Royal Unibrew A/S	15,640	1,398,758	0.2%
Other Securities		16,099,148	2.5%

TOTAL DENMARK		17,497,906	2.7%

FINLAND — (2.1%)
Valmet OYJ	46,288	1,564,737	0.3%
Wartsila OYJ Abp	123,659	1,433,451	0.2%
Other Securities		11,034,054	1.7%

TOTAL FINLAND		14,032,242	2.2%

FRANCE — (4.7%)
Alten SA	8,308	1,412,488	0.2%
Rexel SA	57,220	1,326,584	0.2%
SCOR SE	47,407	1,225,736	0.2%
SPIE SA	44,517	1,389,866	0.2%
Other Securities		25,432,183	4.0%

TOTAL FRANCE		30,786,857	4.8%

GERMANY — (6.4%)
Gerresheimer AG	12,673	1,380,907	0.2%
HUGO BOSS AG	20,963	1,578,821	0.3%
Other Securities		38,908,611	6.0%

TOTAL GERMANY		41,868,339	6.5%

HONG KONG — (2.2%)
Other Securities		14,409,172	2.2%

33

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.3%)
Other Securities		$1,792,680	0.3%

ISRAEL — (0.9%)
Other Securities		5,902,083	0.9%

ITALY — (4.0%)
Banco BPM SpA	530,826	2,159,521	0.4%
Leonardo SpA	122,562	1,462,003	0.2%
Other Securities		22,243,919	3.4%

TOTAL ITALY		25,865,443	4.0%

JAPAN — (23.5%)
DMG Mori Co., Ltd.	79,000	1,258,987	0.2%
EXEO Group, Inc.	69,100	1,278,323	0.2%
Pigeon Corp.	84,100	1,304,441	0.2%
Other Securities		150,289,907	23.5%

TOTAL JAPAN		154,131,658	24.1%

NETHERLANDS — (2.1%)
Aalberts NV	29,914	1,379,782	0.2%
BE Semiconductor Industries NV	19,547	1,755,303	0.3%
Ω Signify NV	38,144	1,272,169	0.2%
Other Securities		9,107,541	1.4%

TOTAL NETHERLANDS		13,514,795	2.1%

NEW ZEALAND — (0.2%)
Other Securities		1,541,064	0.2%

NORWAY — (1.1%)
Other Securities		7,383,155	1.2%

PORTUGAL — (0.4%)
Other Securities		2,266,001	0.4%

SINGAPORE — (0.9%)
Other Securities		5,808,792	0.9%

SPAIN — (2.2%)
Banco de Sabadell SA	1,668,571	1,740,413	0.3%
Enagas SA	73,043	1,464,005	0.2%
Other Securities		11,088,535	1.7%

TOTAL SPAIN		14,292,953	2.2%

SWEDEN — (2.9%)
Other Securities		19,151,198	3.0%

SWITZERLAND — (8.0%)
Adecco Group AG	57,897	1,985,951	0.3%
Baloise Holding AG, Registered	12,662	2,121,122	0.3%
Belimo Holding AG, Class R	3,758	1,814,716	0.3%
Clariant AG, Registered	85,611	1,429,335	0.2%
* Dufry AG, Registered	29,062	1,341,022	0.2%
Flughafen Zurich AG, Registered	6,333	1,220,991	0.2%
Ω Galenica AG	15,730	1,412,969	0.2%
Georg Fischer AG, Registered	31,327	2,278,999	0.4%
Helvetia Holding AG, Registered	14,705	2,199,017	0.4%
PSP Swiss Property AG, Registered	15,126	1,786,127	0.3%
Swiss Prime Site AG, Registered	24,641	2,238,329	0.4%
Temenos AG, Registered	22,629	1,898,695	0.3%
Valiant Holding AG	10,749	1,251,162	0.2%
Ω VAT Group AG	3,585	1,261,930	0.2%
Other Securities		28,398,472	4.3%

TOTAL SWITZERLAND		52,638,837	8.2%

34

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (12.3%)
Beazley PLC	204,934	$1,533,895	0.2%
Games Workshop Group PLC	11,114	1,385,740	0.2%
Man Group PLC	456,720	1,304,242	0.2%
Spectris PLC	37,275	1,761,123	0.3%
Other Securities		74,216,121	11.6%

TOTAL UNITED KINGDOM		80,201,121	12.5%

TOTAL COMMON STOCKS		635,164,692	99.1%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		519,450	0.1%

TOTAL PREFERRED STOCKS		519,450	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		11,014	0.0%

HONG KONG — (0.0%)
Other Securities		5	0.0%

NORWAY — (0.0%)
Other Securities		5	0.0%

SINGAPORE — (0.0%)
Other Securities		546	0.0%

SWEDEN — (0.0%)
Other Securities		620	0.0%

UNITED STATES — (0.0%)
Other Securities		43	0.0%

TOTAL RIGHTS/WARRANTS		12,233	0.0%

TOTAL INVESTMENT SECURITIES — (97.1%) (Cost $572,049,029)		635,696,375

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	1,649,522	19,077,216	3.0%

TOTAL INVESTMENTS — (100.0%) (Cost $591,126,245)		$654,773,591	102.2%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$39,288,644	$99,286	$—	$39,387,930
Austria	8,525,527	—	—	8,525,527
Belgium	10,041,243	—	—	10,041,243
Canada	74,097,119	—	—	74,097,119
China	28,577	—	—	28,577
Denmark	17,497,906	—	—	17,497,906
Finland	14,032,242	—	—	14,032,242
France	30,670,939	115,918	—	30,786,857

35

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$41,868,339	$—	$—	$41,868,339
Hong Kong	14,409,172	—	—	14,409,172
Ireland	1,792,680	—	—	1,792,680
Israel	5,902,083	—	—	5,902,083
Italy	25,865,443	—	—	25,865,443
Japan	154,131,658	—	—	154,131,658
Netherlands	13,514,795	—	—	13,514,795
New Zealand	1,541,064	—	—	1,541,064
Norway	7,383,155	—	—	7,383,155
Portugal	2,266,001	—	—	2,266,001
Singapore	5,808,792	—	—	5,808,792
Spain	14,292,953	—	—	14,292,953
Sweden	19,149,234	1,964	—	19,151,198
Switzerland	52,638,837	—	—	52,638,837
United Kingdom	80,201,121	—	—	80,201,121
Preferred Stocks
Germany	519,450	—	—	519,450
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
France	—	11,014	—	11,014
Hong Kong	5	—	—	5
Norway	—	5	—	5
Singapore	—	546	—	546
Sweden	620	—	—	620
United States	—	43	—	43
Securities Lending Collateral	—	19,077,216	—	19,077,216

Total Investments	$635,467,599	$19,305,992	$—	$654,773,591

See accompanying Notes to Financial Statements.

36

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.5%)
# BHP Group, Ltd., Sponsored ADR	410,159	$24,215,787	2.2%
Rio Tinto, Ltd.	93,929	6,967,704	0.6%
Other Securities		41,100,812	3.8%

TOTAL AUSTRALIA		72,284,303	6.6%

AUSTRIA — (0.1%)
Other Securities		1,607,993	0.1%

BELGIUM — (0.8%)
Other Securities		8,604,330	0.8%

CANADA — (9.5%)
Alimentation Couche-Tard, Inc.	128,552	6,409,118	0.6%
Canadian National Railway Co.	56,237	6,707,387	0.6%
# Canadian Natural Resources, Ltd.	181,921	11,091,723	1.0%
Suncor Energy, Inc.	232,095	7,269,215	0.7%
Teck Resources, Ltd., Class B	161,030	7,503,998	0.7%
Other Securities		67,383,727	6.2%

TOTAL CANADA		106,365,168	9.8%

DENMARK — (2.8%)
Novo Nordisk A/S, Class B	158,514	26,404,521	2.4%
Other Securities		4,997,757	0.5%

TOTAL DENMARK		31,402,278	2.9%

FINLAND — (1.2%)
Kone OYJ, Class B	101,525	5,794,704	0.6%
Other Securities		7,164,961	0.6%

TOTAL FINLAND		12,959,665	1.2%

FRANCE — (10.2%)
Airbus SE	84,514	11,862,564	1.1%
Hermes International	3,349	7,271,819	0.7%
Kering SA	13,784	8,821,577	0.8%
LVMH Moet Hennessy Louis Vuitton SE	43,660	41,982,623	3.9%
Orange SA	542,605	7,078,186	0.7%
TotalEnergies SE	361,813	23,143,569	2.1%
Other Securities		13,913,357	1.2%

TOTAL FRANCE		114,073,695	10.5%

GERMANY — (6.7%)
adidas AG	36,399	6,406,996	0.6%
Bayer AG, Registered	144,117	9,508,095	0.9%
Deutsche Post AG, Registered	156,305	7,509,819	0.7%
Deutsche Telekom AG	519,533	12,549,550	1.2%
E.ON SE	591,749	7,842,732	0.7%
Other Securities		31,281,035	2.8%

TOTAL GERMANY		75,098,227	6.9%

HONG KONG — (2.0%)
Hong Kong Exchanges & Clearing, Ltd.	179,500	7,408,757	0.7%
Other Securities		14,616,076	1.3%

TOTAL HONG KONG		22,024,833	2.0%

IRELAND — (0.6%)
Other Securities		6,812,034	0.6%

37

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
ISRAEL — (0.4%)
Other Securities		$4,367,196	0.4%

ITALY — (1.8%)
Eni SpA	474,215	7,196,466	0.7%
Stellantis NV	413,750	6,880,662	0.6%
Other Securities		6,106,507	0.6%

TOTAL ITALY		20,183,635	1.9%

JAPAN — (19.9%)
Hitachi, Ltd.	143,300	7,877,211	0.7%
KDDI Corp.	288,300	8,994,223	0.8%
Nintendo Co., Ltd.	155,900	6,550,170	0.6%
Shin-Etsu Chemical Co., Ltd.	255,700	7,254,207	0.7%
SoftBank Corp.	586,700	6,598,840	0.6%
Sony Group Corp.	184,900	17,422,003	1.6%
Other Securities		167,014,222	15.3%

TOTAL JAPAN		221,710,876	20.3%

NETHERLANDS — (4.2%)
ASML Holding NV, Sponsored NYS	62,504	39,806,297	3.6%
Wolters Kluwer NV	47,190	6,259,526	0.6%
Other Securities		1,177,220	0.1%

TOTAL NETHERLANDS		47,243,043	4.3%

NEW ZEALAND — (0.3%)
Other Securities		2,958,068	0.3%

NORWAY — (0.6%)
Other Securities		7,156,822	0.7%

PORTUGAL — (0.1%)
Other Securities		1,245,614	0.1%

SINGAPORE — (1.0%)
DBS Group Holdings, Ltd.	276,100	6,792,041	0.6%
Other Securities		4,307,343	0.4%

TOTAL SINGAPORE		11,099,384	1.0%

SPAIN — (2.2%)
Telefonica SA	1,378,759	6,278,848	0.6%
Other Securities		18,747,712	1.7%

TOTAL SPAIN		25,026,560	2.3%

SWEDEN — (2.8%)
Atlas Copco AB, Class A	543,362	7,845,369	0.7%
Volvo AB, Class B	321,850	6,614,441	0.6%
Other Securities		16,392,711	1.5%

TOTAL SWEDEN		30,852,521	2.8%

SWITZERLAND — (8.7%)
ABB, Ltd., Registered	208,098	7,509,812	0.7%
Geberit AG, Registered	13,457	7,662,500	0.7%
Givaudan SA, Registered	2,530	8,874,400	0.8%
Nestle SA, Registered	60,879	7,833,114	0.7%
Roche Holding AG	101,894	32,094,807	3.0%
Sika AG, Registered	34,138	9,412,354	0.9%
Other Securities		23,274,732	2.1%

TOTAL SWITZERLAND		96,661,719	8.9%

UNITED KINGDOM — (13.1%)
Ashtead Group PLC	105,189	6,051,332	0.6%
BP PLC, Sponsored ADR	276,857	11,151,800	1.0%
# Diageo PLC, Sponsored ADR	58,610	10,872,155	1.0%
GSK PLC	667,874	12,096,460	1.1%

38

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Imperial Brands PLC	344,392	$8,516,626	0.8%
RELX PLC, Sponsored ADR	220,479	7,300,060	0.7%
Rio Tinto PLC	197,047	12,504,748	1.2%
Unilever PLC, Sponsored ADR	325,930	18,098,893	1.7%
Other Securities		59,589,537	5.3%

TOTAL UNITED KINGDOM		146,181,611	13.4%

UNITED STATES — (0.7%)
Ferguson PLC	57,213	8,056,735	0.7%

TOTAL UNITED STATES		8,056,735	0.7%

TOTAL COMMON STOCKS		1,073,976,310	98.5%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		6,857,188	0.6%

TOTAL PREFERRED STOCKS		6,857,188	0.6%

TOTAL INVESTMENT SECURITIES — (96.8%) (Cost $988,932,351)		1,080,833,498

SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	3,043,969	35,204,415	3.2%

TOTAL INVESTMENTS — (100.0%) (Cost $1,024,136,766)		$1,116,037,913	102.3%

As of April 30, 2023, Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	15	06/16/23	$3,119,735	$3,141,375	$21,640

Total Futures Contracts			$3,119,735	$3,141,375	$21,640

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$71,931,290	$353,013	$—	$72,284,303
Austria	1,607,993	—	—	1,607,993
Belgium	8,604,330	—	—	8,604,330
Canada	106,365,168	—	—	106,365,168
Denmark	31,402,278	—	—	31,402,278
Finland	12,959,665	—	—	12,959,665
France	114,073,695	—	—	114,073,695
Germany	75,098,227	—	—	75,098,227
Hong Kong	22,024,833	—	—	22,024,833
Ireland	6,812,034	—	—	6,812,034
Israel	4,367,196	—	—	4,367,196
Italy	20,183,635	—	—	20,183,635

39

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$221,710,876	$—	$—	$221,710,876
Netherlands	47,243,043	—	—	47,243,043
New Zealand	2,958,068	—	—	2,958,068
Norway	7,156,823	—	—	7,156,822
Portugal	1,245,614	—	—	1,245,614
Singapore	11,099,384	—	—	11,099,384
Spain	25,026,560	—	—	25,026,560
Sweden	30,852,521	—	—	30,852,521
Switzerland	96,661,719	—	—	96,661,719
United Kingdom	146,181,610	—	—	146,181,611
United States	8,056,735	—	—	8,056,735
Preferred Stocks
Germany	6,857,188	—	—	6,857,188
Futures Contract	21,640	—	—	21,640
Securities Lending Collateral	—	35,204,415	—	35,204,415

Total Investments	$1,080,502,125	$35,557,428	$—	$1,116,059,553

See accompanying Notes to Financial Statements.

40

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (3.7%)
Vale SA, Sponsored ADR	976,600	$14,072,806	0.6%
Other Securities		72,210,224	3.1%

TOTAL BRAZIL		86,283,030	3.7%

CHILE — (0.4%)
Other Securities		9,196,250	0.4%

CHINA — (28.2%)
* Alibaba Group Holding, Ltd.	3,836,900	40,104,669	1.7%
* Baidu, Inc., Class A	675,450	9,955,485	0.4%
Bank of China, Ltd., Class H	27,503,000	10,966,304	0.5%
China Construction Bank Corp., Class H	29,478,000	19,714,837	0.9%
China Merchants Bank Co., Ltd., Class H	1,598,500	7,666,789	0.3%
China Pacific Insurance Group Co., Ltd., Class H	2,025,000	6,023,484	0.3%
China Petroleum & Chemical Corp., Class H	12,052,000	7,876,121	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	19,406,000	10,432,403	0.5%
JD.com, Inc., Class A	444,080	7,688,056	0.3%
*Ω Meituan, Class B	1,216,500	20,611,027	0.9%
NetEase, Inc.	634,100	11,195,845	0.5%
Ping An Insurance Group Co. of China, Ltd., Class H	2,244,500	16,212,073	0.7%
Tencent Holdings, Ltd.	1,775,200	77,883,652	3.3%
* Trip.com Group, Ltd.	174,000	6,091,186	0.3%
*Ω Xiaomi Corp., Class B	5,408,000	7,619,521	0.3%
Yum China Holdings, Inc.	155,950	9,488,238	0.4%
Other Securities		387,851,611	16.4%

TOTAL CHINA		657,381,301	28.0%

COLOMBIA — (0.1%)
Other Securities		2,088,279	0.1%

CZECHIA — (0.1%)
Other Securities		2,972,057	0.1%

EGYPT — (0.0%)
Other Securities		833,475	0.0%

GREECE — (0.3%)
Other Securities		7,555,659	0.3%

HUNGARY — (0.1%)
Other Securities		2,919,200	0.1%

INDIA — (15.9%)
Axis Bank, Ltd.	881,054	9,258,812	0.4%
Bharti Airtel, Ltd.	736,535	7,193,785	0.3%
HDFC Bank, Ltd.	723,639	14,922,643	0.6%
Hindustan Unilever, Ltd.	211,435	6,348,766	0.3%
ICICI Bank, Ltd., Sponsored ADR	663,853	15,102,656	0.7%
Infosys, Ltd.	825,842	12,641,996	0.6%
Mahindra & Mahindra, Ltd.	412,571	6,185,320	0.3%
Ω Reliance Industries, Ltd., GDR	237,885	14,177,946	0.6%
Reliance Industries, Ltd.	336,328	9,947,693	0.4%
Tata Consultancy Services, Ltd.	297,148	11,689,119	0.5%
Other Securities		263,106,341	11.1%

TOTAL INDIA		370,575,077	15.8%

INDONESIA — (2.2%)
Bank Central Asia TBK PT	12,632,000	7,792,747	0.3%

41

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (Continued)
Other Securities		$42,999,538	1.9%

TOTAL INDONESIA		50,792,285	2.2%

KOREA, REPUBLIC OF — (12.4%)
KB Financial Group, Inc.	180,162	6,663,194	0.3%
LG Chem, Ltd.	11,371	6,287,014	0.3%
POSCO Holdings, Inc.	28,802	8,112,936	0.4%
Samsung Electronics Co., Ltd., GDR	6,227	7,684,118	0.3%
Samsung Electronics Co., Ltd.	1,357,979	66,458,177	2.9%
Samsung SDI Co., Ltd.	12,567	6,488,193	0.3%
SK Hynix, Inc.	199,310	13,328,037	0.6%
Other Securities		174,274,267	7.2%

TOTAL KOREA, REPUBLIC OF		289,295,936	12.3%

KUWAIT — (0.3%)
Other Securities		6,232,244	0.3%

MALAYSIA — (1.6%)
Other Securities		36,345,757	1.6%

MEXICO — (2.6%)
#* America Movil SAB de CV, ADR	344,635	7,406,206	0.3%
Grupo Financiero Banorte SAB de CV, Class O	903,246	7,785,171	0.4%
Other Securities		45,415,275	1.9%

TOTAL MEXICO		60,606,652	2.6%

PERU — (0.1%)
Other Securities		2,174,086	0.1%

PHILIPPINES — (0.7%)
Other Securities		16,205,617	0.7%

POLAND — (0.8%)
Other Securities		17,301,211	0.7%

QATAR — (0.8%)
Qatar National Bank QPSC	1,459,827	6,160,149	0.3%
Other Securities		12,626,127	0.5%

TOTAL QATAR		18,786,276	0.8%

RUSSIAN FEDERATION — (0.0%)
Other Securities		—	0.0%

SAUDI ARABIA — (4.0%)
Al Rajhi Bank	520,513	10,658,117	0.5%
Ω Saudi Arabian Oil Co.	661,069	6,345,078	0.3%
Saudi Basic Industries Corp.	251,029	6,177,507	0.3%
Saudi National Bank (The)	522,622	6,813,719	0.3%
Other Securities		64,303,614	2.6%

TOTAL SAUDI ARABIA		94,298,035	4.0%

SOUTH AFRICA — (3.1%)
Other Securities		72,140,261	3.1%

TAIWAN — (16.6%)
CTBC Financial Holding Co., Ltd.	8,482,000	6,235,446	0.3%
Hon Hai Precision Industry Co., Ltd.	2,782,000	9,456,583	0.4%
MediaTek, Inc.	375,000	8,111,735	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,104,000	116,002,537	5.0%
United Microelectronics Corp.	3,776,000	6,030,791	0.3%
Other Securities		242,463,125	10.2%

TOTAL TAIWAN		388,300,217	16.6%

THAILAND — (2.1%)
Other Securities		49,641,247	2.1%

42

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TURKEY — (0.8%)
Other Securities		$17,546,999	0.8%

UNITED ARAB EMIRATES — (1.2%)
Emirates Telecommunications Group Co. PJSC	1,107,633	7,239,431	0.3%
Other Securities		21,475,906	0.9%

TOTAL UNITED ARAB EMIRATES		28,715,337	1.2%

TOTAL COMMON STOCKS		2,288,186,488	97.6%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Itau Unibanco Holding SA	1,394,201	7,223,420	0.3%
Petroleo Brasileiro SA	2,479,200	11,744,713	0.5%
Other Securities		11,340,583	0.5%

TOTAL BRAZIL		30,308,716	1.3%

CHILE — (0.0%)
Other Securities		35,819	0.0%

COLOMBIA — (0.0%)
Other Securities		133,179	0.0%

PHILIPPINES — (0.0%)
Other Securities		5,063	0.0%

TOTAL PREFERRED STOCKS		30,482,777	1.3%

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
Other Securities		26,925	0.0%

TOTAL INVESTMENT COMPANY		26,925	0.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		13,331	0.0%

CHILE — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		—	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		—	0.0%

MALAYSIA — (0.0%)
Other Securities		2,590	0.0%

TAIWAN — (0.0%)
Other Securities		80	0.0%

THAILAND — (0.0%)
Other Securities		1,257	0.0%

TOTAL RIGHTS/WARRANTS		17,258	0.0%

TOTAL INVESTMENT SECURITIES — (99.4%) (Cost $2,433,195,219)		2,318,713,448

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	1,264,962	14,629,661	0.6%

TOTAL INVESTMENTS — (100.0%) (Cost $2,447,824,880)		$2,333,343,109	99.5%

43

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$86,283,030	$—	$—	$86,283,030
Chile	9,196,250	—	—	9,196,250
China	657,087,873	283,396	10,032	657,381,301
Colombia	2,088,279	—	—	2,088,279
Czechia	2,972,057	—	—	2,972,057
Egypt	833,475	—	—	833,475
Greece	7,555,659	—	—	7,555,659
Hungary	2,919,200	—	—	2,919,200
India	370,392,851	112,621	69,605	370,575,077
Indonesia	50,792,254	—	31	50,792,285
Korea, Republic of	286,998,672	2,297,234	30	289,295,936
Kuwait	6,232,244	—	—	6,232,244
Malaysia	36,345,757	—	—	36,345,757
Mexico	60,606,652	—	—	60,606,652
Peru	2,174,086	—	—	2,174,086
Philippines	16,205,510	107	—	16,205,617
Poland	17,301,211	—	—	17,301,211
Qatar	18,786,276	—	—	18,786,276
Russian Federation	—	—	—	—
Saudi Arabia	94,298,035	—	—	94,298,035
South Africa	72,140,261	—	—	72,140,261
Taiwan	388,299,312	905	—	388,300,217
Thailand	49,609,312	31,935	—	49,641,247
Turkey	17,546,999	—	—	17,546,999
United Arab Emirates	28,617,153	98,184	—	28,715,337
Preferred Stocks
Brazil	30,308,716	—	—	30,308,716
Chile	35,819	—	—	35,819
Colombia	133,179	—	—	133,179
Philippines	5,063	—	—	5,063
Rights/Warrants
Brazil	13,331	—	—	13,331
Chile	—	—	—	—
China	—	—	—	—
Korea, Republic of	—	—	—	—
Malaysia	2,590	—	—	2,590
Taiwan	—	80	—	80
Thailand	15	1,242	—	1,257
Investment Company	26,925	—	—	26,925
Securities Lending Collateral	—	14,629,661	—	14,629,661

Total Investments	$2,315,808,046	$17,455,365	$79,698	$2,333,343,109

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
BRAZIL — (3.5%)
Petroleo Brasileiro SA	189,100	$1,008,085	0.7%
Vale SA, Sponsored ADR	119,874	1,727,384	1.2%
Other Securities		2,170,506	1.6%

TOTAL BRAZIL		4,905,975	3.5%

CHILE — (0.4%)
Other Securities		585,379	0.4%

CHINA — (30.0%)
ANTA Sports Products, Ltd.	103,200	1,272,597	0.9%
China Merchants Bank Co., Ltd., Class H	220,000	1,055,172	0.7%
China Petroleum & Chemical Corp., Class H	1,698,000	1,109,662	0.8%
China Shenhua Energy Co., Ltd., Class H	214,500	710,455	0.5%
Ω China Tower Corp., Ltd., Class H	6,734,000	857,845	0.6%
CSPC Pharmaceutical Group, Ltd.	1,172,000	1,191,424	0.8%
Haier Smart Home Co., Ltd., Class H	326,000	1,056,918	0.7%
Lenovo Group, Ltd.	976,000	997,149	0.7%
Li Ning Co., Ltd.	211,500	1,504,768	1.1%
NetEase, Inc.	94,400	1,666,752	1.2%
PetroChina Co., Ltd., Class H	1,322,000	914,465	0.6%
Ping An Insurance Group Co. of China, Ltd., Class H	241,500	1,744,360	1.2%
Sunny Optical Technology Group Co., Ltd.	67,600	709,163	0.5%
Tencent Holdings, Ltd.	166,400	7,300,496	5.2%
Yankuang Energy Group Co., Ltd., Class H	212,000	725,130	0.5%
Yum China Holdings, Inc.	37,150	2,260,263	1.6%
Zijin Mining Group Co., Ltd., Class H	728,000	1,226,023	0.9%
Other Securities		15,987,156	11.3%

TOTAL CHINA		42,289,798	29.8%

COLOMBIA — (0.1%)
Other Securities		174,527	0.1%

CZECHIA — (0.2%)
Other Securities		288,411	0.2%

GREECE — (0.4%)
Other Securities		571,924	0.4%

HUNGARY — (0.2%)
Other Securities		244,487	0.2%

INDIA — (14.8%)
Bharti Airtel, Ltd.	119,763	1,169,733	0.8%
HCL Technologies, Ltd.	54,070	703,061	0.5%
Infosys, Ltd.	150,260	2,300,181	1.6%
ITC, Ltd.	153,693	799,207	0.6%
JSW Steel, Ltd.	96,436	854,695	0.6%
Nestle India, Ltd.	2,532	673,294	0.5%
Tata Consultancy Services, Ltd.	40,809	1,605,332	1.1%
Tech Mahindra, Ltd.	59,441	743,555	0.5%
Titan Co., Ltd.	24,284	783,940	0.5%
Other Securities		11,268,348	8.0%

TOTAL INDIA		20,901,346	14.7%

INDONESIA — (1.9%)
Other Securities		2,683,093	1.9%

45

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
KOREA, REPUBLIC OF — (13.2%)
LG Electronics, Inc.	10,738	$876,915	0.6%
Samsung Electronics Co., Ltd.	148,209	7,253,205	5.1%
SK Hynix, Inc.	38,774	2,592,852	1.8%
Other Securities		7,837,022	5.6%

TOTAL KOREA, REPUBLIC OF		18,559,994	13.1%

KUWAIT — (0.5%)
Other Securities		698,475	0.5%

MALAYSIA — (1.6%)
Other Securities		2,207,705	1.6%

MEXICO — (2.5%)
* America Movil SAB de CV, ADR	70,238	1,509,414	1.1%
Other Securities		2,057,939	1.4%

TOTAL MEXICO		3,567,353	2.5%

PHILIPPINES — (0.8%)
Other Securities		1,077,097	0.8%

POLAND — (0.9%)
Other Securities		1,332,270	0.9%

QATAR — (0.9%)
Qatar National Bank QPSC	152,409	643,133	0.5%
Other Securities		599,933	0.4%

TOTAL QATAR		1,243,066	0.9%

SAUDI ARABIA — (3.9%)
SABIC Agri-Nutrients Co.	23,046	820,899	0.6%
* Saudi Arabian Mining Co.	42,087	778,745	0.5%
Ω Saudi Arabian Oil Co.	95,615	917,733	0.6%
Saudi Telecom Co.	81,348	975,994	0.7%
Other Securities		2,001,720	1.5%

TOTAL SAUDI ARABIA		5,495,091	3.9%

SOUTH AFRICA — (3.3%)
Gold Fields, Ltd., Sponsored ADR	70,243	1,092,981	0.8%
Other Securities		3,543,908	2.5%

TOTAL SOUTH AFRICA		4,636,889	3.3%

TAIWAN — (16.0%)
ASE Technology Holding Co., Ltd.	523,000	1,718,240	1.2%
China Airlines, Ltd.	1,129,000	697,764	0.5%
Evergreen Marine Corp. Taiwan, Ltd.	189,600	996,028	0.7%
Far EasTone Telecommunications Co., Ltd.	264,000	677,551	0.5%
Novatek Microelectronics Corp.	76,000	1,034,594	0.7%
President Chain Store Corp.	92,000	809,498	0.6%
Realtek Semiconductor Corp.	55,000	642,271	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	413,000	6,743,954	4.8%
Unimicron Technology Corp.	239,000	1,127,267	0.8%
United Microelectronics Corp.	526,000	840,094	0.6%
Other Securities		7,330,629	5.1%

TOTAL TAIWAN		22,617,890	16.0%

THAILAND — (1.7%)
Other Securities		2,346,334	1.6%

TURKEY — (0.8%)
Other Securities		1,096,379	0.8%

UNITED ARAB EMIRATES — (1.3%)
Emirates Telecommunications Group Co. PJSC	196,740	1,285,882	0.9%
Other Securities		533,125	0.4%

46

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TOTAL UNITED ARAB EMIRATES		$1,819,007	1.3%

TOTAL COMMON STOCKS		139,342,490	98.4%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA	204,700	969,726	0.7%
Other Securities		79,906	0.0%

TOTAL BRAZIL		1,049,632	0.7%

TOTAL PREFERRED STOCKS		1,049,632	0.7%

RIGHT/WARRANT — (0.0%)
MALAYSIA — (0.0%)
Other Securities		105	0.0%

TOTAL RIGHT/WARRANT		105	0.0%

TOTAL INVESTMENT SECURITIES — (99.7%) (Cost $135,279,053)		140,392,227

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	39,146	452,735	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $135,731,788)		$140,844,962	99.4%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,905,975	$—	$—	$4,905,975
Chile	585,379	—	—	585,379
China	42,289,798	—	—	42,289,798
Colombia	174,527	—	—	174,527
Czechia	288,411	—	—	288,411
Greece	571,924	—	—	571,924
Hungary	244,487	—	—	244,487
India	20,901,346	—	—	20,901,346
Indonesia	2,683,093	—	—	2,683,093
Korea, Republic of	18,529,740	30,254	—	18,559,994
Kuwait	698,475	—	—	698,475
Malaysia	2,207,705	—	—	2,207,705
Mexico	3,567,353	—	—	3,567,353
Philippines	1,077,097	—	—	1,077,097
Poland	1,332,270	—	—	1,332,270
Qatar	1,243,066	—	—	1,243,066
Saudi Arabia	5,495,091	—	—	5,495,091
South Africa	4,636,889	—	—	4,636,889
Taiwan	22,617,890	—	—	22,617,890
Thailand	2,333,844	12,490	—	2,346,334
Turkey	1,096,379	—	—	1,096,379
United Arab Emirates	1,819,007	—	—	1,819,007
Preferred Stocks
Brazil	1,049,632	—	—	1,049,632
Right/Warrant
Malaysia	105	—	—	105
Securities Lending Collateral	—	452,735	—	452,735

Total Investments	$140,349,483	$495,479	$—	$140,844,962

See accompanying Notes to Financial Statements.

47

DIMENSIONAL EMERGING MARKETS VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (2.7%)
Petroleo Brasileiro SA	761,700	$4,060,593	1.0%
Other Securities		6,431,298	1.7%

TOTAL BRAZIL		10,491,891	2.7%

CHILE — (0.5%)
Other Securities		1,822,450	0.5%

CHINA — (29.8%)
Agricultural Bank of China, Ltd., Class H	5,361,000	2,069,304	0.5%
* Alibaba Group Holding, Ltd.	267,400	2,794,962	0.7%
* Baidu, Inc., Class A	178,500	2,630,919	0.7%
Bank of China, Ltd., Class H	12,345,000	4,922,337	1.3%
China Construction Bank Corp., Class H	17,827,000	11,922,668	3.1%
China Merchants Bank Co., Ltd., Class H	476,500	2,285,408	0.6%
China Overseas Land & Investment, Ltd.	757,000	1,913,257	0.5%
China Pacific Insurance Group Co., Ltd., Class H	489,400	1,455,750	0.4%
China Petroleum & Chemical Corp., Class H	4,928,000	3,220,505	0.9%
China Resources Land, Ltd.	636,000	2,949,133	0.8%
China Shenhua Energy Co., Ltd., Class H	597,500	1,979,006	0.5%
Industrial & Commercial Bank of China, Ltd., Class H	9,453,000	5,081,805	1.3%
PetroChina Co., Ltd., Class H	4,152,000	2,872,057	0.8%
PICC Property & Casualty Co., Ltd., Class H	1,534,000	1,850,594	0.5%
Ping An Insurance Group Co. of China, Ltd., Class H	902,000	6,515,166	1.7%
* Trip.com Group, Ltd.	58,100	2,033,896	0.5%
Other Securities		58,008,889	14.8%

TOTAL CHINA		114,505,656	29.6%

COLOMBIA — (0.1%)
Other Securities		248,600	0.0%

CZECHIA — (0.1%)
Other Securities		568,750	0.1%

GREECE — (0.4%)
Other Securities		1,508,900	0.4%

HUNGARY — (0.2%)
Other Securities		648,967	0.2%

INDIA — (15.9%)
Axis Bank, Ltd.	565,086	5,938,370	1.5%
Hindalco Industries, Ltd.	426,309	2,271,773	0.6%
JSW Steel, Ltd.	209,411	1,855,972	0.5%
Mahindra & Mahindra, Ltd.	125,260	1,877,915	0.5%
Reliance Industries, Ltd.	467,482	13,826,882	3.6%
State Bank of India	419,350	2,963,358	0.8%
UPL, Ltd.	208,783	1,888,675	0.5%
Other Securities		30,588,872	7.8%

TOTAL INDIA		61,211,817	15.8%

INDONESIA — (1.8%)
Astra International TBK PT	3,496,000	1,608,589	0.4%
Other Securities		5,264,400	1.4%

TOTAL INDONESIA		6,872,989	1.8%

KOREA, REPUBLIC OF — (12.3%)
Hyundai Motor Co.	15,924	2,349,813	0.6%
KB Financial Group, Inc.	56,391	2,085,591	0.6%

48

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
KOREA, REPUBLIC OF — (Continued)
Kia Corp.	46,238	$2,919,240	0.8%
LG Electronics, Inc.	20,997	1,714,713	0.5%
POSCO Holdings, Inc.	13,203	3,719,016	1.0%
Shinhan Financial Group Co., Ltd.	63,407	1,655,764	0.4%
SK Hynix, Inc.	95,798	6,406,098	1.7%
Other Securities		26,299,997	6.6%

TOTAL KOREA, REPUBLIC OF		47,150,232	12.2%

KUWAIT — (0.4%)
Other Securities		1,653,497	0.4%

MALAYSIA — (1.7%)
Other Securities		6,440,647	1.7%

MEXICO — (2.5%)
* Cemex SAB de CV, Sponsored ADR	258,311	1,549,866	0.4%
Grupo Financiero Banorte SAB de CV, Class O	244,077	2,103,725	0.5%
Other Securities		6,122,903	1.6%

TOTAL MEXICO		9,776,494	2.5%

PHILIPPINES — (0.6%)
Other Securities		2,209,630	0.6%

POLAND — (0.8%)
Other Securities		3,125,710	0.8%

QATAR — (0.8%)
Other Securities		3,166,282	0.8%

SAUDI ARABIA — (3.7%)
Saudi Basic Industries Corp.	186,975	4,601,219	1.2%
Saudi National Bank (The)	159,531	2,079,896	0.6%
Other Securities		7,332,355	1.8%

TOTAL SAUDI ARABIA		14,013,470	3.6%

SOUTH AFRICA — (2.9%)
Impala Platinum Holdings, Ltd.	153,120	1,488,510	0.4%
Other Securities		9,798,318	2.5%

TOTAL SOUTH AFRICA		11,286,828	2.9%

TAIWAN — (16.8%)
ASE Technology Holding Co., Ltd.	686,000	2,253,753	0.6%
Asustek Computer, Inc.	160,000	1,470,277	0.4%
China Steel Corp.	2,242,000	2,122,215	0.5%
CTBC Financial Holding Co., Ltd.	3,279,000	2,410,520	0.6%
Formosa Chemicals & Fibre Corp.	657,000	1,472,466	0.4%
Formosa Plastics Corp.	469,000	1,432,515	0.4%
Fubon Financial Holding Co., Ltd.	1,343,900	2,579,169	0.7%
Hon Hai Precision Industry Co., Ltd.	1,298,000	4,412,166	1.1%
Nan Ya Plastics Corp.	831,000	2,108,417	0.5%
United Microelectronics Corp.	1,036,000	1,654,634	0.4%
Other Securities		42,383,718	11.0%

TOTAL TAIWAN		64,299,850	16.6%

THAILAND — (2.0%)
PTT PCL	1,726,600	1,567,453	0.4%
Other Securities		6,073,360	1.6%

TOTAL THAILAND		7,640,813	2.0%

TURKEY — (0.7%)
Other Securities		2,672,273	0.7%

UNITED ARAB EMIRATES — (1.3%)
Emirates NBD Bank PJSC	404,213	1,552,125	0.4%

49

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED ARAB EMIRATES — (Continued)
Other Securities		$3,402,440	0.9%

TOTAL UNITED ARAB EMIRATES		4,954,565	1.3%

TOTAL COMMON STOCKS		376,270,311	97.2%

PREFERRED STOCKS — (1.7%)
BRAZIL — (1.7%)
Petroleo Brasileiro SA	918,800	4,352,631	1.1%
Other Securities		2,085,889	0.6%

TOTAL BRAZIL		6,438,520	1.7%

COLOMBIA — (0.0%)
Other Securities		57,004	0.0%

TOTAL PREFERRED STOCKS		6,495,524	1.7%

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
Other Securities		—	0.0%

MALAYSIA — (0.0%)
Other Securities		1,050	0.0%

TAIWAN — (0.0%)
Other Securities		—	0.0%

THAILAND — (0.0%)
Other Securities		14	0.0%

TOTAL RIGHTS/WARRANTS		1,064	0.0%

TOTAL INVESTMENT SECURITIES — (99.7%) (Cost $374,280,684)		382,766,899

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	94,458	1,092,441	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $375,373,125)		$383,859,340	99.2%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,491,891	$—	$—	$10,491,891
Chile	1,822,450	—	—	1,822,450
China	114,488,978	16,678	—	114,505,656
Colombia	248,600	—	—	248,600
Czechia	568,750	—	—	568,750
Greece	1,508,900	—	—	1,508,900
Hungary	648,967	—	—	648,967
India	61,173,696	31,838	6,283	61,211,817
Indonesia	6,872,989	—	—	6,872,989
Korea, Republic of	46,902,499	247,733	—	47,150,232
Kuwait	1,653,497	—	—	1,653,497
Malaysia	6,440,647	—	—	6,440,647
Mexico	9,776,494	—	—	9,776,494
Philippines	2,209,630	—	—	2,209,630
Poland	3,125,710	—	—	3,125,710
Qatar	3,166,282	—	—	3,166,282

50

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia	$14,013,470	$—	$—	$14,013,470
South Africa	11,286,828	—	—	11,286,828
Taiwan	64,299,672	178	—	64,299,850
Thailand	7,640,813	—	—	7,640,813
Turkey	2,672,273	—	—	2,672,273
United Arab Emirates	4,919,067	35,498	—	4,954,565
Preferred Stocks
Brazil	6,438,520	—	—	6,438,520
Colombia	57,004	—	—	57,004
Rights/Warrants
China	—	—	—	—
Malaysia	1,050	—	—	1,050
Taiwan	—	—	—	—
Thailand	14	—	—	14
Securities Lending Collateral	—	1,092,441	—	1,092,441

Total Investments	$382,428,691	$1,424,366	$6,283	$383,859,340

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

51

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
BRAZIL — (3.8%)
* Cogna Educacao SA	12,115,400	$4,940,267	0.3%
Vale SA, Sponsored ADR	694,466	10,007,255	0.6%
Other Securities		49,825,320	2.9%

TOTAL BRAZIL		64,772,842	3.8%

CHILE — (0.3%)
Other Securities		5,990,838	0.3%

CHINA — (27.8%)
* Alibaba Group Holding, Ltd.	2,160,800	22,585,465	1.3%
Bank of China, Ltd., Class H	15,028,000	5,992,132	0.4%
China Construction Bank Corp., Class H	29,783,000	19,918,821	1.2%
China Merchants Bank Co., Ltd., Class H	1,073,500	5,148,763	0.3%
China Pacific Insurance Group Co., Ltd., Class H	1,906,400	5,670,702	0.3%
China Petroleum & Chemical Corp., Class H	15,168,000	9,912,463	0.6%
CSPC Pharmaceutical Group, Ltd.	5,276,000	5,363,442	0.3%
Hengan International Group Co., Ltd.	1,332,000	5,938,929	0.4%
Industrial & Commercial Bank of China, Ltd., Class H	12,579,000	6,762,300	0.4%
Kingsoft Corp., Ltd.	1,339,000	5,859,266	0.4%
Lenovo Group, Ltd.	5,188,000	5,300,419	0.3%
NetEase, Inc.	515,600	9,103,576	0.5%
Ping An Insurance Group Co. of China, Ltd., Class H	1,927,000	13,918,763	0.8%
Tencent Holdings, Ltd.	1,065,400	46,742,476	2.7%
Yum China Holdings, Inc.	166,600	10,136,200	0.6%
Other Securities		300,275,201	17.2%

TOTAL CHINA		478,628,918	27.7%

COLOMBIA — (0.1%)
Other Securities		1,346,840	0.1%

CZECHIA — (0.1%)
Other Securities		1,922,016	0.1%

EGYPT — (0.0%)
Other Securities		355,937	0.0%

GREECE — (0.3%)
Other Securities		5,430,683	0.3%

HUNGARY — (0.1%)
Other Securities		1,796,062	0.1%

INDIA — (15.7%)
Axis Bank, Ltd.	753,072	7,913,876	0.5%
Bharti Airtel, Ltd.	687,054	6,710,501	0.4%
HDFC Bank, Ltd.	358,222	7,387,135	0.4%
ICICI Bank, Ltd., Sponsored ADR	356,467	8,109,624	0.5%
Infosys, Ltd.	813,625	12,454,978	0.7%
Mahindra & Mahindra, Ltd.	374,729	5,617,987	0.3%
*Ω RBL Bank, Ltd.	3,013,115	5,957,287	0.4%
Ω Reliance Industries, Ltd., GDR	166,236	9,907,666	0.6%
SRF, Ltd.	164,862	5,117,423	0.3%
Tata Consultancy Services, Ltd.	207,258	8,153,053	0.5%
Titan Co., Ltd.	155,453	5,018,357	0.3%
UPL, Ltd.	821,148	7,428,198	0.4%
Zee Entertainment Enterprises, Ltd.	2,144,344	5,155,413	0.3%

52

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDIA — (Continued)
Other Securities		$175,170,660	10.1%

TOTAL INDIA		270,102,158	15.7%

INDONESIA — (2.1%)
Astra International TBK PT	10,750,800	4,946,687	0.3%
Other Securities		31,537,085	1.8%

TOTAL INDONESIA		36,483,772	2.1%

KOREA, REPUBLIC OF — (12.5%)
Hyundai Motor Co.	33,345	4,920,530	0.3%
KB Financial Group, Inc.	234,033	8,655,584	0.5%
POSCO Holdings, Inc.	23,222	6,541,164	0.4%
Samsung Electronics Co., Ltd.	1,085,426	53,119,697	3.1%
SK Hynix, Inc.	169,818	11,355,881	0.7%
Other Securities		129,915,095	7.4%

TOTAL KOREA, REPUBLIC OF		214,507,951	12.4%

KUWAIT — (0.5%)
Other Securities		8,187,480	0.5%

MALAYSIA — (1.7%)
Public Bank BHD	7,475,300	6,519,206	0.4%
Other Securities		22,050,004	1.3%

TOTAL MALAYSIA		28,569,210	1.7%

MEXICO — (2.4%)
#* America Movil SAB de CV, ADR	254,729	5,474,126	0.3%
Other Securities		36,244,825	2.1%

TOTAL MEXICO		41,718,951	2.4%

PERU — (0.1%)
Other Securities		898,947	0.1%

PHILIPPINES — (0.7%)
Other Securities		11,316,712	0.7%

POLAND — (0.7%)
Other Securities		12,147,823	0.7%

QATAR — (0.8%)
Other Securities		13,729,280	0.8%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	341,048	6,983,360	0.4%
Etihad Etisalat Co.	510,491	6,260,854	0.4%
SABIC Agri-Nutrients Co.	214,012	7,623,111	0.4%
Other Securities		46,568,795	2.7%

TOTAL SAUDI ARABIA		67,436,120	3.9%

SOUTH AFRICA — (3.1%)
# Gold Fields, Ltd., Sponsored ADR	329,777	5,131,330	0.3%
Other Securities		48,876,100	2.8%

TOTAL SOUTH AFRICA		54,007,430	3.1%

TAIWAN — (17.6%)
ASE Technology Holding Co., Ltd.	1,492,000	4,901,748	0.3%
CTBC Financial Holding Co., Ltd.	10,705,000	7,869,659	0.5%
Hon Hai Precision Industry Co., Ltd.	1,965,000	6,679,434	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,980,000	64,990,160	3.8%
United Microelectronics Corp.	5,725,000	9,143,612	0.5%
Other Securities		209,290,257	12.1%

TOTAL TAIWAN		302,874,870	17.6%

THAILAND — (1.7%)
Other Securities		29,405,469	1.7%

53

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TURKEY — (0.9%)
Other Securities		$16,071,065	0.9%

UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	3,303,753	5,335,309	0.3%
Emirates Telecommunications Group Co. PJSC	839,070	5,484,118	0.3%
Other Securities		14,208,975	0.8%

TOTAL UNITED ARAB EMIRATES		25,028,402	1.4%

TOTAL COMMON STOCKS		1,692,729,776	98.1%

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Petroleo Brasileiro SA	2,363,800	11,198,029	0.7%
Other Securities		8,585,352	0.5%

TOTAL BRAZIL		19,783,381	1.2%

TOTAL PREFERRED STOCKS		19,783,381	1.2%

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
Other Securities		4,487	0.0%

TOTAL INVESTMENT COMPANY		4,487	0.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,600	0.0%

CHINA — (0.0%)
Other Securities		—	0.0%

MALAYSIA — (0.0%)
Other Securities		1,054	0.0%

TAIWAN — (0.0%)
Other Securities		3,696	0.0%

THAILAND — (0.0%)
Other Securities		674	0.0%

TOTAL RIGHTS/WARRANTS		9,024	0.0%

TOTAL INVESTMENT SECURITIES — (99.6%) (Cost $1,669,158,552)		1,712,526,668

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	658,446	7,615,121	0.4%

TOTAL INVESTMENTS — (100.0%) (Cost $1,676,773,673)		$1,720,141,789	99.7%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$64,772,842	$—	$—	$64,772,842
Chile	5,990,838	—	—	5,990,838
China	477,619,789	1,009,129	—	478,628,918
Colombia	1,346,840	—	—	1,346,840
Czechia	1,922,016	—	—	1,922,016
Egypt	355,937	—	—	355,937
Greece	5,430,683	—	—	5,430,683
Hungary	1,796,062	—	—	1,796,062

54

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$270,017,830	$38,916	$45,412	$270,102,158
Indonesia	36,483,772	—	—	36,483,772
Korea, Republic of	212,130,751	2,377,200	—	214,507,951
Kuwait	8,187,480	—	—	8,187,480
Malaysia	28,569,210	—	—	28,569,210
Mexico	41,718,951	—	—	41,718,951
Peru	898,947	—	—	898,947
Philippines	11,316,712	—	—	11,316,712
Poland	12,147,823	—	—	12,147,823
Qatar	13,729,280	—	—	13,729,280
Saudi Arabia	67,436,120	—	—	67,436,120
South Africa	54,007,430	—	—	54,007,430
Taiwan	302,874,728	142	—	302,874,870
Thailand	29,398,172	7,297	—	29,405,469
Turkey	16,071,065	—	—	16,071,065
United Arab Emirates	24,896,952	131,450	—	25,028,402
Preferred Stocks
Brazil	19,783,381	—	—	19,783,381
Rights/Warrants
Brazil	3,600	—	—	3,600
China	—	—	—	—
Malaysia	1,054	—	—	1,054
Taiwan	—	3,696	—	3,696
Thailand	23	651	—	674
Investment Company	4,487	—	—	4,487
Securities Lending Collateral	—	7,615,121	—	7,615,121

Total Investments	$1,708,912,775	$11,183,602	$45,412	$1,720,141,789

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

55

DIMENSIONAL GLOBAL REAL ESTATE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.7%)
AUSTRALIA — (6.9%)
Dexus	381,421	$1,961,046	0.5%
Goodman Group	596,879	7,616,794	1.8%
GPT Group (The)	679,871	1,981,385	0.5%
Mirvac Group	1,401,289	2,231,765	0.5%
Scentre Group	1,823,919	3,471,376	0.8%
Stockland	831,265	2,444,574	0.6%
Other Securities		9,433,787	2.2%

TOTAL AUSTRALIA		29,140,727	6.9%

BELGIUM — (1.3%)
Other Securities		5,442,173	1.3%

CANADA — (2.2%)
Other Securities		9,155,446	2.2%

CHINA — (0.0%)
Other Securities		213,190	0.0%

FRANCE — (2.0%)
* Unibail-Rodamco-Westfield	37,736	2,022,196	0.5%
Other Securities		6,352,890	1.5%

TOTAL FRANCE		8,375,086	2.0%

GERMANY — (0.1%)
Other Securities		226,544	0.0%

HONG KONG — (1.6%)
Link REIT	885,820	5,777,651	1.3%
Other Securities		1,174,709	0.3%

TOTAL HONG KONG		6,952,360	1.6%

IRELAND — (0.0%)
Other Securities		183,445	0.0%

ITALY — (0.0%)
Other Securities		64,607	0.0%

JAPAN — (9.3%)
GLP J-Reit	1,814	2,071,582	0.5%
Nippon Building Fund, Inc.	635	2,658,172	0.6%
Other Securities		34,581,648	8.2%

TOTAL JAPAN		39,311,402	9.3%

KOREA, REPUBLIC OF — (0.1%)
Other Securities		389,908	0.1%

MALAYSIA — (0.1%)
Other Securities		501,963	0.1%

MEXICO — (0.8%)
Other Securities		3,261,693	0.8%

NETHERLANDS — (0.2%)
Other Securities		758,162	0.2%

NEW ZEALAND — (0.5%)
Other Securities		1,932,986	0.5%

SINGAPORE — (4.3%)
CapitaLand Ascendas REIT	1,183,600	2,537,268	0.6%
CapitaLand Integrated Commercial Trust	1,856,700	2,825,095	0.7%
Lendlease Global Commercial REIT	3,797,300	1,992,362	0.5%

56

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SINGAPORE — (Continued)
Other Securities		$10,720,214	2.5%

TOTAL SINGAPORE		18,074,939	4.3%

SOUTH AFRICA — (0.6%)
Other Securities		2,546,748	0.6%

SPAIN — (0.4%)
Other Securities		1,828,807	0.4%

TAIWAN — (0.0%)
Other Securities		33,281	0.0%

TURKEY — (0.2%)
Other Securities		711,032	0.2%

UNITED KINGDOM — (5.1%)
Land Securities Group PLC	253,148	2,145,176	0.5%
Segro PLC	430,933	4,521,598	1.1%
Other Securities		15,049,867	3.5%

TOTAL UNITED KINGDOM		21,716,641	5.1%

UNITED STATES — (64.0%)
Alexandria Real Estate Equities, Inc.	37,092	4,606,085	1.1%
American Homes 4 Rent, Class A	74,556	2,479,733	0.6%
American Tower Corp.	108,644	22,205,747	5.2%
AvalonBay Communities, Inc.	32,561	5,873,028	1.4%
Camden Property Trust	23,500	2,586,175	0.6%
Crown Castle, Inc.	100,361	12,353,435	2.9%
CubeSmart	52,221	2,375,533	0.6%
Digital Realty Trust, Inc.	67,754	6,717,809	1.6%
Equinix, Inc.	21,638	15,667,643	3.7%
Equity LifeStyle Properties, Inc.	41,076	2,830,136	0.7%
Equity Residential	83,511	5,282,071	1.3%
Essex Property Trust, Inc.	15,007	3,297,488	0.8%
Extra Space Storage, Inc.	31,212	4,745,472	1.1%
Gaming and Leisure Properties, Inc.	61,194	3,182,088	0.8%
Healthpeak Properties, Inc.	126,007	2,768,374	0.7%
Host Hotels & Resorts, Inc.	166,317	2,689,346	0.6%
Invitation Homes, Inc.	142,268	4,747,483	1.1%
Iron Mountain, Inc.	67,679	3,738,588	0.9%
Kimco Realty Corp.	143,995	2,763,264	0.7%
Lamar Advertising Co., Class A	20,311	2,146,466	0.5%
Life Storage, Inc.	19,746	2,653,467	0.6%
Mid-America Apartment Communities, Inc.	26,934	4,142,449	1.0%
Prologis, Inc.	214,568	26,874,642	6.3%
Public Storage	36,743	10,832,939	2.6%
Realty Income Corp.	148,670	9,342,423	2.2%
Regency Centers Corp.	35,887	2,204,538	0.5%
Rexford Industrial Realty, Inc.	45,573	2,541,606	0.6%
SBA Communications Corp.	24,843	6,481,290	1.5%
Simon Property Group, Inc.	76,074	8,620,706	2.0%
Sun Communities, Inc.	28,552	3,966,729	0.9%
UDR, Inc.	76,038	3,142,651	0.7%
Ventas, Inc.	91,945	4,417,957	1.0%
VICI Properties, Inc.	233,387	7,921,155	1.9%
# Welltower, Inc.	114,160	9,043,755	2.1%
WP Carey, Inc.	48,768	3,618,586	0.9%

57

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$52,068,832	12.2%

TOTAL UNITED STATES		270,929,689	63.9%

TOTAL COMMON STOCKS (Cost $424,729,149)		421,750,829	99.5%

TOTAL INVESTMENT SECURITIES — (99.7%) (Cost $424,729,149)		421,750,829

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	116,848	1,351,379	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $426,080,528)		$423,102,208	99.8%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$29,067,961	$72,766	$—	$29,140,727
Belgium	5,442,173	—	—	5,442,173
Canada	9,155,446	—	—	9,155,446
China	213,190	—	—	213,190
France	8,375,086	—	—	8,375,086
Germany	226,544	—	—	226,544
Hong Kong	6,952,360	—	—	6,952,360
Ireland	183,445	—	—	183,445
Italy	64,607	—	—	64,607
Japan	39,311,402	—	—	39,311,402
Korea, Republic of	389,908	—	—	389,908
Malaysia	501,963	—	—	501,963
Mexico	3,261,693	—	—	3,261,693
Netherlands	758,162	—	—	758,162
New Zealand	1,932,986	—	—	1,932,986
Singapore	18,074,939	—	—	18,074,939
South Africa	2,546,748	—	—	2,546,748
Spain	1,828,807	—	—	1,828,807
Taiwan	33,281	—	—	33,281
Turkey	711,032	—	—	711,032
United Kingdom	21,716,641	—	—	21,716,641
United States	270,929,689	—	—	270,929,689
Securities Lending Collateral	—	1,351,379	—	1,351,379

Total Investments	$421,678,063	$1,424,145	$—	$423,102,208

See accompanying Notes to Financial Statements.

58

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Core Equity Market ETF	Dimensional US High Profitability ETF	Dimensional US Large Cap Value ETF
ASSETS:
Investment Securities at Value (including $30,229, $18,811 and $1,044 of securities on loan, respectively)	$3,284,190	$2,260,300	$513,332
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $31,117, $18,779 and $1,108, respectively) (Note G)	31,117	18,779	1,108
Cash	12,972	1,272	503
Receivables:
Investment Securities Sold	96	—	1
Dividends and Interest	2,220	2,449	564
Receivable for Capital Shares Issued	72	5	299
Prepaid Expenses and Other Assets	—	38	10

Total Assets	3,330,667	2,282,843	515,817

LIABILITIES:
Payables:
Investment Securities Purchased	—	763	521
Upon Return of Securities Loaned	31,117	18,779	1,108
Accrued Expenses and Other Liabilities:
Advisory Fee	317	333	71
Administration and Accounting	—	20	17
Custodian	—	—	5
Other Expenses	2	—	6

Total Liabilities	31,436	19,895	1,728

NET ASSETS	$3,299,231	$2,262,948	$514,089

SHARES OUTSTANDING, $0.01 PAR VALUE	113,654,000	89,950,000	20,700,000

Net Asset Value, Offering and Redemption price per share	$29.03	$25.16	$24.84

Investment Securities at Cost	$3,251,203	$2,169,491	$512,466

NET ASSETS CONSIST OF:
Paid-In Capital	$3,300,382	$2,181,439	$513,494
Total Distributable Earnings (Loss)	(1,151)	81,509	595

NET ASSETS	$3,299,231	$2,262,948	$514,089

See accompanying Notes to Financial Statements.

59

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Real Estate ETF	Dimensional US Small Cap Value ETF	Dimensional International Core Equity Market ETF

ASSETS:
Investment Securities at Value (including $10,731, $47,589 and $81,219 of securities on loan, respectively)	$610,119	$1,376,048	$3,428,518
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $11,145, $48,687 and $77,458, respectively) (Note G)	11,145	48,687	77,458
Foreign Currencies at Value	—	—	23,007
Cash	854	1,852	4,095
Receivables:
Investment Securities Sold	—	2,718	142
Dividends and Interest	407	438	13,826
Receivable for Capital Shares Issued	—	668	—
Receivable for Tax Reclaims	—	—	4,042
Prepaid Expenses and Other Assets	20	26	—

Total Assets	622,545	1,430,437	3,551,088

LIABILITIES:
Payables:
Investment Securities Purchased	—	2,852	—
Upon Return of Securities Loaned	11,145	48,687	77,458
Due to Advisor	1	5	—
Accrued Expenses and Other Liabilities:
Advisory Fee	71	310	506
Administration and Accounting	11	14	—
Service Fee (Note D)	—	—	1

Total Liabilities	11,228	51,868	77,965

NET ASSETS	$611,317	$1,378,569	$3,473,123

SHARES OUTSTANDING, $0.01 PAR VALUE	28,350,000	56,350,000	125,900,000

Net Asset Value, Offering and Redemption price per share	$21.56	$24.46	$27.59

Investment Securities at Cost	$646,192	$1,399,126	$3,256,976

Foreign Currencies at Cost	$—	$—	$23,142

NET ASSETS CONSIST OF:
Paid-In Capital	$640,220	$1,392,434	$3,323,061
Total Distributable Earnings (Loss)	(28,903)	(13,865)	150,062

NET ASSETS	$611,317	$1,378,569	$3,473,123

See accompanying Notes to Financial Statements.

60

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional International Core Equity 2 ETF	Dimensional International Small Cap Value ETF	Dimensional International Small Cap ETF

ASSETS:
Investment Securities at Value (including $119,566, $25,601 and $25,144 of securities on loan, respectively)	$3,311,414	$1,013,152	$635,696
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $111,815, $20,583 and $19,077, respectively) (Note G)	111,815	20,583	19,077
Segregrated Cash for Future Contracts	—	151	—
Foreign Currencies at Value	11,884	4,782	1,761
Cash	2,770	299	30
Receivables:
Investment Securities Sold	2,832	2,620	615
Dividends and Interest	13,859	5,714	2,883
Receivable for Capital Shares Issued	1	—	—
Futures Margin Variation	—	17	—
Receivable for Tax Reclaims	1,905	862	366
Prepaid Expenses and Other Assets	79	46	38

Total Assets	3,456,559	1,048,226	660,466

LIABILITIES:
Payables:
Investment Securities Purchased	9,250	2,659	715
Upon Return of Securities Loaned	111,815	20,583	19,077
Due to Advisor	5	23	23
Accrued Expenses and Other Liabilities:
Advisory Fee	522	323	180
Administration and Accounting	23	12	10
Custodian	26	17	18

Total Liabilities	121,641	23,617	20,023

NET ASSETS	$3,334,918	$1,024,609	$640,443

SHARES OUTSTANDING, $0.01 PAR VALUE	135,800,000	42,100,000	27,500,000

Net Asset Value, Offering and Redemption price per share	$24.56	$24.34	$23.29

Investment Securities at Cost	$2,996,442	$914,762	$572,049

Foreign Currencies at Cost	$11,909	$4,803	$1,758

NET ASSETS CONSIST OF:
Paid-In Capital	$3,023,737	$931,890	$576,787
Total Distributable Earnings (Loss)	311,181	92,719	63,656

NET ASSETS	$3,334,918	$1,024,609	$640,443

See accompanying Notes to Financial Statements.

61

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional International High Profitability ETF	Dimensional Emerging Core Equity Market ETF	Dimensional Emerging Markets High Profitability ETF

ASSETS:
Investment Securities at Value (including $35,170, $39,164 and $1,061 of securities on loan, respectively)	$1,080,834	$2,318,713	$140,392
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $35,204, $14,630 and $453, respectively) (Note G)	35,204	14,630	453
Segregrated Cash for Future Contracts	226	—	—
Foreign Currencies at Value	4,475	14,799	856
Cash	1,047	8,090	18
Receivables:
Investment Securities Sold	3,174	6	212
Dividends and Interest	3,235	4,763	408
Futures Margin Variation	26	—	—
Receivable for Tax Reclaims	667	13	—
Prepaid Expenses and Other Assets	34	—	9

Total Assets	1,128,922	2,361,014	142,348

LIABILITIES:
Payables:
Investment Securities Purchased	3,011	929	197
Upon Return of Securities Loaned	35,204	14,630	453
Due to Advisor	3	—	4
Accrued Foreign Taxes	—	772	—
Accrued Expenses and Other Liabilities:
Advisory Fee	215	668	16
Administration and Accounting	12	—	10
Custodian	11	—	5
Service Fee (Note D)	—	5	—
Other Expenses	—	—	13

Total Liabilities	38,456	17,004	698

NET ASSETS	$1,090,466	$2,344,010	$141,650

SHARES OUTSTANDING, $0.01 PAR VALUE	44,450,000	102,900,000	6,100,000

Net Asset Value, Offering and Redemption price per share	$24.53	$22.78	$23.22

Investment Securities at Cost	$988,933	$2,433,195	$135,279

Foreign Currencies at Cost	$4,462	$14,831	$856

NET ASSETS CONSIST OF:
Paid-In Capital	$1,001,339	$2,481,396	$137,473
Total Distributable Earnings (Loss)	89,127	(137,386)	4,177

NET ASSETS	$1,090,466	$2,344,010	$141,650

See accompanying Notes to Financial Statements.

62

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Markets Value ETF	Dimensional Emerging Markets Core Equity 2 ETF	Dimensional Global Real Estate ETF

ASSETS:
Investment Securities at Value (including $3,340, $36,449 and $1,348 of securities on loan, respectively)	$382,767	$1,712,527	$421,751
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $1,092, $7,615 and $1,351, respectively) (Note G)	1,092	7,615	1,351
Foreign Currencies at Value	2,628	3,113	1,104
Cash	213	1,492	243
Receivables:
Investment Securities Sold	635	954	515
Dividends and Interest	1,440	3,523	811
Receivable for Capital Shares Issued	—	27,737	225
Receivable for Tax Reclaims	1	4	34
Prepaid Expenses and Other Assets	19	53	11

Total Assets	388,795	1,757,018	426,045

LIABILITIES:
Payables:
Investment Securities Purchased	475	23,404	769
Upon Return of Securities Loaned	1,092	7,615	1,351
Due to Advisor	24	—	—
Accrued Foreign Taxes	143	100	—
Accrued Expenses and Other Liabilities:
Advisory Fee	107	456	51
Administration and Accounting	10	15	17
Custodian	10	32	7
Other Expenses	7	—	1
Total Liabilities	1,868	31,622	2,196

NET ASSETS	$386,927	$1,725,396	$423,849

SHARES OUTSTANDING, $0.01 PAR VALUE	16,300,000	73,700,000	17,050,000

Net Asset Value, Offering and Redemption price per share	$23.74	$23.41	$24.86

Investment Securities at Cost	$374,281	$1,669,159	$424,730

Foreign Currencies at Cost	$2,623	$3,115	$1,102

NET ASSETS CONSIST OF:
Paid-In Capital	$381,097	$1,697,408	$424,717
Total Distributable Earnings (Loss)	5,830	27,988	(868)

NET ASSETS	$386,927	$1,725,396	$423,849

See accompanying Notes to Financial Statements.

63

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional US Core Equity Market ETF(a)	Dimensional US High Profitability ETF(a)	Dimensional US Large Cap Value ETF(a)

INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(10), $(2) and $—, respectively) .	$25,116	$16,323	$2,890
Income from Securities Lending	111	6	—

Total Investment Income	25,227	16,329	2,890

EXPENSES:
Investment Management Fees (Note D)	1,758	1,557	235
Administration and Accounting	—	36	19
Custodian	—	2	5
Filing Fees	—	51	3
Trustees’ Fees & Expenses	—	2	1
Organization Fees	—	—	7
Other Expenses	5	27	5

Total Expenses	1,763	1,675	275

Fees Waived, Expenses Reimbursed by Advisor (Note D)	—	—	(3)
Fees Paid Indirectly (Note D)	—	(2)	—

Net Expenses	1,763	1,673	272

Net Investment Income (Loss)	23,464	14,656	2,618

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(29,870)	(12,583)	(1,917)
In-Kind Transactions	21,661	2,824	501
Futures	(185)	—	52
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	185,857	104,921	866

Net Realized and Unrealized Gain (Loss)	177,463	95,162	(498)

Net Increase (Decrease) in Net Assets Resulting from Operations	$200,927	$109,818	$2,120

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

64

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional US Real Estate ETF(a)	Dimensional US Small Cap Value ETF(a)	Dimensional International Core Equity Market ETF(a)

INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $—, $(11) and $(6,715), respectively)	$11,425	$9,955	$48,375
Income from Securities Lending	6	43	262

Total Investment Income	11,431	9,998	48,637

EXPENSES:
Investment Management Fees (Note D)	415	1,567	2,646
Administration and Accounting	22	26	—
Custodian	—	4	—
Filing Fees	22	37	—
Trustees’ Fees & Expenses	1	1	—
Previously Waived Fees Recovered by Advisor (Note D)	—	5	—
Other Expenses	13	18	5

Total Expenses	473	1,658	2,651

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(8)	—	—
Fees Paid Indirectly (Note D)	(1)	(3)	—

Net Expenses	464	1,655	2,651

Net Investment Income (Loss)	10,967	8,343	45,986

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(2,305)	(18,725)	(28,119)
In-Kind Transactions	3,271	27,862	—
Futures	(169)	(100)	(634)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(4,391)	(54,842)	521,052

Net Realized and Unrealized Gain (Loss)	(3,594)	(45,805)	492,299

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,373	$(37,462)	$538,285

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

65

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional International Core Equity 2 ETF(a)	Dimensional International Small Cap Value ETF(a)	Dimensional International Small Cap ETF(a)

INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(5,687), $(2,079) and $(988), respectively)	$43,253	$16,547	$7,650
Income from Securities Lending	588	127	348

Total Investment Income	43,841	16,674	7,998

EXPENSES:
Investment Management Fees (Note D)	2,444	1,545	907
Administration and Accounting	49	21	22
Custodian	78	38	35
Filing Fees	92	28	20
Trustees’ Fees & Expenses	3	1	1
Previously Waived Fees Recovered by Advisor (Note D)	5	23	23
Other Expenses	25	16	11
Total Expenses	2,696	1,672	1,019

Fees Paid Indirectly (Note D)	(29)	(14)	(11)

Net Expenses	2,667	1,658	1,008

Net Investment Income (Loss)	41,174	15,016	6,990

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(17,319)	(15,353)	(3,507)
In-Kind Transactions	—	1,447	—
Futures	(325)	97	85
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	388,324	146,275	79,179
Futures	—	28	—

Net Realized and Unrealized Gain (Loss)	370,680	132,494	75,757

Net Increase (Decrease) in Net Assets Resulting from Operations	$411,854	$147,510	$82,747

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

66

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional International High Profitability ETF(a)	Dimensional Emerging Core Equity Market ETF(a)	Dimensional Emerging Markets High Profitability ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(1,805), $(2,976) and $(169), respectively)	$13,804	$24,283	$1,540
Non-cash Dividends	—	3,783	297
Income from Securities Lending	83	583	22

Total Investment Income	13,887	28,649	1,859

EXPENSES:
Investment Management Fees (Note D)	1,009	3,633	196
Administration and Accounting	21	—	26
Custodian	21	—	22
Filing Fees	27	—	5
Trustees’ Fees & Expenses	1	—	—
Organization Fees	1	—	—
Previously Waived Fees Recovered by Advisor (Note D)	3	—	—
Other Expenses	16	3	10

Total Expenses	1,099	3,636	259

Fees Waived, Expenses Reimbursed by Advisor (Note D)	—	—	(21)
Fees Paid Indirectly (Note D)	(7)	—	(8)

Net Expenses	1,092	3,636	230

Net Investment Income (Loss)	12,795	25,013	1,629

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(8,117)	(10,372)	(1,640)
Futures	(57)	(501)	(28)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	139,415	254,022	14,371
Futures	22	—	—

Net Realized and Unrealized Gain (Loss)	131,263	243,149	12,703

Net Increase (Decrease) in Net Assets Resulting from Operations	$144,058	$268,162	$14,332

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld of $0, $29 and $0.

See accompanying Notes to Financial Statements.

67

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional Emerging Markets Value ETF(a)	Dimensional Emerging Markets Core Equity 2 ETF(a)	Dimensional Global Real Estate ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(582), $(1,905) and $(245), respectively)	$4,466	$15,859	$4,898
Non-cash Dividends	—	1,892	—
Income from Securities Lending	37	650	—

Total Investment Income	4,503	18,401	4,898

EXPENSES:
Investment Management Fees (Note D)	580	2,176	212
Administration and Accounting	20	29	19
Custodian	41	149	8
Filing Fees	11	50	5
Trustees’ Fees & Expenses	—	1	1
Organization Fees	—	—	7
Previously Waived Fees Recovered by Advisor (Note D)	10	—	—
Other Expenses	15	24	8

Total Expenses	677	2,429	260

Fees Waived, Expenses Reimbursed by Advisor (Note D)	—	—	(12)
Fees Paid Indirectly (Note D)	(21)	(67)	(1)

Net Expenses	656	2,362	247

Net Investment Income (Loss)	3,847	16,039	4,651

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(3,553)	(16,103)	(700)
Futures	(65)	(393)	24
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	37,155	143,646	(2,976)

Net Realized and Unrealized Gain (Loss)	33,537	127,150	(3,652)

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,384	$143,189	$999

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

68

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Core Equity Market ETF		Dimensional US High Profitability ETF
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	For the period Feb. 23, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$23,464	$29,364	$14,656	$7,154
Net Realized Gain (Loss) on:
Investment Securities Sold	(29,870)	(30,319)	(12,583)	(3,959)
In-Kind Transactions	21,661	26,689	2,824	2,778
Futures	(185)	268	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	185,857	(301,294)	104,921	(14,112)

Change in Net Assets Resulting from Operations	200,927	(275,292)	109,818	(8,139)

Distributions:
Total Distributions	(20,897)	(26,838)	(12,470)	(4,813)

Change in Net Assets Resulting from Distributions	(20,897)	(26,838)	(12,470)	(4,813)

Capital Share Transactions:
Shares Issued	649,522	1,746,205	1,098,608	1,129,145
Cost of Shares Redeemed	(113,222)	(189,514)	(17,088)	(32,113)

Change in Net Assets Resulting from Capital Share Transactions	536,300	1,556,691	1,081,520	1,097,032

Change in Net Assets	716,330	1,254,561	1,178,868	1,084,080
Net Assets:
Beginning of Period	2,582,901	1,328,340	1,084,080	—

End of Period	$3,299,231	$2,582,901	$2,262,948	$1,084,080

Share Transactions:
Issued	23,150	60,050	44,650	47,400
Redeemed	(4,000)	(6,950)	(700)	(1,400)

Change in Shares	19,150	53,100	43,950	46,000

See accompanying Notes to Financial Statements.

69

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Large Cap Value ETF	Dimensional US Real Estate ETF
	For the period Dec. 6, 2022 through April 30, 2023	Six months ended April 30, 2023	For the period Feb. 23, 2022 through October 31, 2022
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,618	$10,967	$2,397
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,917)	(2,305)	(252)
In-Kind Transactions	501	3,271	473
Futures	52	(169)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	866	(4,391)	(31,681)

Change in Net Assets Resulting from Operations	2,120	7,373	(29,063)

Distributions:
Total Distributions	(1,525)	(5,638)	(1,058)

Change in Net Assets Resulting from Distributions	(1,525)	(5,638)	(1,058)

Capital Share Transactions:
Shares Issued	519,888	343,565	334,821
Cost of Shares Redeemed	(6,394)	(31,933)	(6,750)

Change in Net Assets Resulting from Capital Share Transactions	513,494	311,632	328,071

Change in Net Assets	514,089	313,367	297,950
Net Assets:
Beginning of Period	—	297,950	—

End of Period	$514,089	$611,317	$297,950

Share Transactions:
Issued	20,950	15,800	14,350
Redeemed	(250)	(1,500)	(300)

Change in Shares	20,700	14,300	14,050

See accompanying Notes to Financial Statements.

70

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Small Cap Value ETF		Dimensional International Core Equity Market ETF
	Six months ended April 30, 2023	For the period Feb. 23, 2022 through October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$8,343	$2,911	$45,986	$47,895
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(18,725)	(1,829)	(28,119)	(19,585)
In-Kind Transactions	27,862	1,492	—	—
Futures	(100)	(13)	(634)	(58)
Change in Unrealized Appreciation (Depreciation)on:
Investment Securities and Foreign Currency Translations	(54,842)	31,763	521,052	(381,096)

Change in Net Assets Resulting from Operations	(37,462)	34,324	538,285	(352,844)

Distributions:
Total Distributions	(7,177)	(2,003)	(25,387)	(43,351)

Change in Net Assets Resulting from Distributions	(7,177)	(2,003)	(25,387)	(43,351)

Capital Share Transactions:
Shares Issued	892,108	674,252	702,808	1,886,172
Cost of Shares Redeemed	(159,152)	(16,321)	—	—

Change in Net Assets Resulting from Capital Share Transactions	732,956	657,931	702,808	1,886,172

Change in Net Assets	688,317	690,252	1,215,706	1,489,977
Net Assets:
Beginning of Period	690,252	—	2,257,417	767,440

End of Period	$1,378,569	$690,252	$3,473,123	$2,257,417

Share Transactions:
Issued	35,050	28,300	27,000	73,100
Redeemed	(6,300)	(700)	—	—

Change in Shares	28,750	27,600	27,000	73,100

See accompanying Notes to Financial Statements.

71

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Core Equity 2 ETF		Dimensional International Small Cap Value ETF
	Six months ended April 30, 2023	For the period Mar. 23, 2022 through October 31, 2022	Six months ended April 30, 2023	For the period Mar. 23, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$41,174	$10,841	$15,016	$4,170
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(17,319)	(13,784)	(15,353)	(3,042)
In-Kind Transactions	—	—	1,447	—
Futures	(325)	(61)	97	(39)
Change in Unrealized Appreciation (Depreciation)on:
Investment Securities and Foreign Currency Translations	388,324	(73,500)	146,275	(47,964)
Futures	—	—	28	—

Change in Net Assets Resulting from Operations .	411,854	(76,504)	147,510	(46,875)

Distributions:
Total Distributions	(17,419)	(6,750)	(5,666)	(2,250)

Change in Net Assets Resulting from Distributions	(17,419)	(6,750)	(5,666)	(2,250)

Capital Share Transactions:
Shares Issued	1,525,547	1,498,190	416,678	521,204
Cost of Shares Redeemed	—	—	(5,992)	—

Change in Net Assets Resulting from Capital Share Transactions	1,525,547	1,498,190	410,686	521,204

Change in Net Assets	1,919,982	1,414,936	552,530	472,079
Net Assets:
Beginning of Period	1,414,936		472,079	—

End of Period	$3,334,918	$1,414,936	$1,024,609	$472,079

Share Transactions:
Issued	66,100	69,700	18,350	24,000
Redeemed	—	—	(250)	—

Change in Shares	66,100	69,700	18,100	24,000

See accompanying Notes to Financial Statements.

72

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Small Cap ETF		Dimensional International High Profitability ETF
	Six months ended April 30, 2023	For the period Mar. 23, 2022 through October 31, 2022	Six months ended April 30, 2023	For the period Mar. 23, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$6,990	$1,774	$12,795	$5,240
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(3,507)	(1,706)	(8,117)	(2,093)
Futures	85	182	(57)	81
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	79,179	(15,557)	139,415	(47,508)
Futures	—	—	22	—

Change in Net Assets Resulting from Operations .	82,747	(15,307)	144,058	(44,280)

Distributions:
Total Distributions	(2,734)	(1,050)	(6,401)	(4,250)

Change in Net Assets Resulting from Distributions	(2,734)	(1,050)	(6,401)	(4,250)

Capital Share Transactions:
Shares Issued	237,247	339,540	493,998	507,341

Change in Net Assets Resulting from Capital Share Transactions	237,247	339,540	493,998	507,341

Change in Net Assets	317,260	323,183	631,655	458,811
Net Assets:
Beginning of Period	323,183	—	458,811	—

End of Period	$640,443	$323,183	$1,090,466	$458,811

Share Transactions:
Issued	10,900	16,600	21,700	22,750

Change in Shares	10,900	16,600	21,700	22,750

See accompanying Notes to Financial Statements.

73

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Core Equity Market ETF		Dimensional Emerging Markets High Profitability ETF

	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	For the period Apr. 26, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$25,013	$33,058	$1,629	$542
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*,**	(10,372)	(22,793)	(1,640)	(75)
Futures	(501)	(704)	(28)	(49)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	254,022	(361,113)	14,371	(9,256)

Change in Net Assets Resulting from Operations .	268,162	(351,552)	14,332	(8,838)

Distributions:
Total Distributions	(17,271)	(29,290)	(1,017)	(300)

Change in Net Assets Resulting from Distributions	(17,271)	(29,290)	(1,017)	(300)

Capital Share Transactions:
Shares Issued	544,304	1,533,928	57,321	80,152

Change in Net Assets Resulting from Capital Share Transactions	544,304	1,533,928	57,321	80,152

Change in Net Assets	795,195	1,153,086	70,636	71,014
Net Assets:
Beginning of Period	1,548,815	395,729	71,014	—

End of Period	$2,344,010	$1,548,815	$141,650	$71,014

Share Transactions:
Issued	24,200	64,300	2,500	3,600

Change in Shares	24,200	64,300	2,500	3,600

*	Net of foreign capital gain taxes withheld of $29 and $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $226 and $0

See accompanying Notes to Financial Statements.

74

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value ETF		Dimensional Emerging Markets Core Equity 2 ETF
	Six months ended April 30, 2023	For the period Apr. 26, 2022 through October 31, 2022	Six months ended April 30, 2023	For the period Apr. 26, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$3,847	$4,795	$16,039	$9,281
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(3,553)	(975)	(16,103)	(7,495)
Futures	(65)	(4)	(393)	(268)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	37,155	(28,812)	143,646	(100,355)

Change in Net Assets Resulting from Operations .	37,384	(24,996)	143,189	(98,837)

Distributions:
Total Distributions	(2,608)	(3,950)	(9,214)	(7,150)

Change in Net Assets Resulting from Distributions	(2,608)	(3,950)	(9,214)	(7,150)

Capital Share Transactions:
Shares Issued	182,784	198,313	925,037	772,371

Change in Net Assets Resulting from Capital Share Transactions	182,784	198,313	925,037	772,371

Change in Net Assets	217,560	169,367	1,059,012	666,384
Net Assets:
Beginning of Period	169,367	—	666,384	—

End of Period	$386,927	$169,367	$1,725,396	$666,384

Share Transactions:
Issued	8,000	8,300	40,600	33,100

Change in Shares	8,000	8,300	40,600	33,100

See accompanying Notes to Financial Statements.

75

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

Dimensional Global Real Estate ETF
For the period Dec. 6, 2022 through April 30, 2023
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4,651
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(700)
Futures	24
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(2,976)

Change in Net Assets Resulting from Operations	999

Distributions:
Total Distributions	(1,867)

Change in Net Assets Resulting from Distributions	(1,867)

Capital Share Transactions:
Shares Issued	424,717

Change in Net Assets Resulting from Capital Share Transactions	424,717

Change in Net Assets	423,849
Net Assets:
Beginning of Period	—

End of Period	$423,849

Share Transactions:
Issued	17,050

Change in Shares	17,050

See accompanying Notes to Financial Statements.

76

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Core Equity Market ETF			Dimensional US High Profitability ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Period November 17, 2020 through October 31, 2021	Six Months ended April 30, 2023	Period February 23, 2022 through October 31, 2022
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$27.33	$32.08	$24.92	$23.57	$24.54

Income From Investment Operations (a)
Net Investment Income (Loss)	0.22	0.42	0.36	0.22	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	1.68	(4.78)	7.04	1.56	(1.11)

Total from Investment Operations	1.90	(4.36)	7.40	1.78	(0.82)

Less Distributions:
Net Investment Income	(0.20)	(0.39)	(0.24)	(0.19)	(0.15)

Total Distributions	(0.20)	(0.39)	(0.24)	(0.19)	(0.15)

Net Asset Value, End of Period	$29.03	$27.33	$32.08	$25.16	$23.57

Total Return at NAV (b)(c)	6.99%	(13.67)%	29.81%	7.59%	(3.31)%

Total Return at Market (c)(d)	6.89%	(13.65)%	29.88%	7.63%	(3.30)%

Net Assets, End of Year (thousands)	$3,299,231	$2,582,901	$1,328,340	$2,262,948	$1,084,080
Ratio of Expenses to Average Net Assets (e)	0.12%	0.12%	0.12%	0.20%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.12%	0.12%	0.12%	0.20%	0.21%
Ratio of Net Investment Income to Average Net Assets (e)	1.60%	1.46%	1.27%	1.79%	1.81%
Portfolio Turnover Rate (c)(f)	2%	6%	3%	3%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Large Cap Value ETF	Dimensional US Real Estate ETF
	Period December 6, 2022 through April 30, 2023	Six Months ended April 30, 2023	Period February 23, 2022 through October 31, 2022
	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$24.70	$21.21	$24.65

Income From Investment Operations (a)
Net Investment Income (Loss)	0.21	0.49	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.13	(3.72)

Total from Investment Operations	0.25	0.62	(3.32)

Less Distributions:
Net Investment Income	(0.11)	(0.27)	(0.12)

Total Distributions	(0.11)	(0.27)	(0.12)

Net Asset Value, End of Period	$24.84	$21.56	$21.21

Total Return at NAV (b)(c)	1.03%	3.02%	(13.52)%

Total Return at Market (c)(d)	0.99%	3.04%	(13.50)%

Net Assets, End of Year (thousands)	$514,089	$611,317	$297,950
Ratio of Expenses to Average Net Assets (e)	0.22%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.22%	0.19%	0.21%
Ratio of Net Investment Income to Average Net Assets (e)	2.12%	4.50%	3.84%
Portfolio Turnover Rate (c)(f)	5%	1%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Small Cap Value ETF		Dimensional International Core Equity Market ETF
	Six Months ended April 30, 2023	Period February 23, 2022 through October 31, 2022	Six Months ended April 30, 2023	Year ended October 31, 2022	Period November 17, 2020 through October 31, 2021
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$25.01	$24.66	$22.83	$29.75	$25.07

Income From Investment Operations (a)
Net Investment Income (Loss)	0.19	0.24	0.40	0.83	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.58)	0.23	4.58	(7.02)	4.36

Total from Investment Operations	(0.39)	0.47	4.98	(6.19)	5.13

Less Distributions:
Net Investment Income	(0.16)	(0.12)	(0.22)	(0.73)	(0.45)

Total Distributions	(0.16)	(0.12)	(0.22)	(0.73)	(0.45)

Net Asset Value, End of Period	$24.46	$25.01	$27.59	$22.83	$29.75

Total Return at NAV (b)(c)	(1.53)%	1.92%	21.93%	(21.04)%	20.54%

Total Return at Market (c)(d)	(1.59)%	2.09%	22.21%	(21.30)%	21.08%

Net Assets, End of Year (thousands)	$1,378,569	$690,252	$3,473,123	$2,257,417	$767,440
Ratio of Expenses to Average Net Assets (e)	0.30%	0.31%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.30%	0.31%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets (e)	1.49%	1.44%	3.12%	3.24%	2.78%
Portfolio Turnover Rate (c)(f)	7%	4%	2%	5%	4%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Core Equity 2 ETF		Dimensional International Small Cap Value ETF
	Six Months ended April 30, 2023	Period March 23, 2022 through October 31, 2022	Six Months ended April 30, 2023	Period March 23, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$20.30	$24.95	$19.67	$24.94

Income From Investment Operations (a)
Net Investment Income (Loss)	0.39	0.38	0.44	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	4.04	(4.82)	4.40	(5.47)

Total from Investment Operations	4.43	(4.44)	4.84	(5.11)

Less Distributions:
Net Investment Income	(0.17)	(0.21)	(0.17)	(0.16)

Total Distributions	(0.17)	(0.21)	(0.17)	(0.16)

Net Asset Value, End of Period	$24.56	$20.30	$24.34	$19.67

Total Return at NAV (b)(c)	21.91%	(17.83)%	24.67%	(20.54)%

Total Return at Market (c)(d)	22.19%	(17.71)%	25.10%	(20.42)%

Net Assets, End of Year (thousands)	$3,334,918	$1,414,936	$1,024,609	$472,079
Ratio of Expenses to Average Net Assets (e)	0.22%	0.23%	0.42%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.22%	0.23%	0.42%	0.44%
Ratio of Net Investment Income to Average Net Assets (e)	3.37%	2.95%	3.79%	2.86%
Portfolio Turnover Rate (c)(f)	4%	5%	10%	3%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

80

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Small Cap ETF		Dimensional International High Profitability ETF
	Six Months ended April 30, 2023	Period March 23, 2022 through October 31, 2022	Six Months ended April 30, 2023	Period March 23, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$19.47	$25.00	$20.17	$24.97

Income From Investment Operations (a)
Net Investment Income (Loss)	0.30	0.28	0.36	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	3.64	(5.65)	4.18	(4.94)

Total from Investment Operations	3.94	(5.37)	4.54	(4.53)

Less Distributions:
Net Investment Income	(0.12)	(0.16)	(0.18)	(0.27)

Total Distributions	(0.12)	(0.16)	(0.18)	(0.27)

Net Asset Value, End of Period	$23.29	$19.47	$24.53	$20.17

Total Return at NAV (b)(c)	20.23%	(21.51)%	22.63%	(18.18)%

Total Return at Market (c)(d)	20.79%	(21.50)%	22.83%	(18.08)%

Net Assets, End of Year (thousands)	$640,443	$323,183	$1,090,466	$458,811
Ratio of Expenses to Average Net Assets (e)	0.39%	0.39%	0.27%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.39%	0.42%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets (e)	2.70%	2.27%	3.17%	3.16%
Portfolio Turnover Rate (c)(f)	3%	4%	4%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

81

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Core Equity Market ETF			Dimensional Emerging Markets High Profitability ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Period December 1, 2020 through October 31, 2021	Six Months ended April 30, 2023	Period April 26, 2022 through October 31, 2022
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$19.68	$27.48	$25.41	$19.73	$25.03

Income From Investment Operations (a)
Net Investment Income (Loss)	0.31	0.81	0.62	0.33	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	(8.00)	1.75	3.39	(5.55)

Total from Investment Operations	3.29	(7.19)	2.37	3.72	(5.11)

Less Distributions:
Net Investment Income	(0.19)	(0.61)	(0.30)	(0.23)	(0.19)

Total Distributions	(0.19)	(0.61)	(0.30)	(0.23)	(0.19)

Net Asset Value, End of Period	$22.78	$19.68	$27.48	$23.22	$19.73

Total Return at NAV (b)(c)	16.76%	(26.50)%	9.33%	18.95%	(20.53)%

Total Return at Market (c)(d)	17.05%	(26.36)%	9.57%	19.36%	(20.25)%

Net Assets, End of Year (thousands)	$2,344,010	$1,548,815	$395,729	$141,650	$71,014
Ratio of Expenses to Average Net Assets (e)	0.35%	0.35%	0.35%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.35%	0.35%	0.35%	0.46%	0.65%
Ratio of Net Investment Income to Average Net Assets (e)	2.41%	3.43%	2.40%	2.90%	3.90%
Portfolio Turnover Rate (c)(f)	2%	6%	4%	6%	—%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

82

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Value ETF		Dimensional Emerging Markets Core Equity 2 ETF
	Six Months ended April 30, 2023	Period April 26, 2022 through October 31, 2022	Six Months ended April 30, 2023	Period April 26, 2022 through October 31, 2022
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$20.41	$25.04	$20.13	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.29	0.83	0.28	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	3.25	(4.91)	3.18	(5.10)

Total from Investment Operations	3.54	(4.08)	3.46	(4.61)

Less Distributions:
Net Investment Income	(0.21)	(0.55)	(0.18)	(0.30)

Total Distributions	(0.21)	(0.55)	(0.18)	(0.30)

Net Asset Value, End of Period	$23.74	$20.41	$23.41	$20.13

Total Return at NAV (b)(c)	17.43%	(16.51)%	17.21%	(18.54)%

Total Return at Market (c)(d)	17.52%	(16.08)%	17.43%	(18.14)%

Net Assets, End of Year (thousands)	$386,927	$169,367	$1,725,396	$666,384
Ratio of Expenses to Average Net Assets (e)	0.43%	0.43%	0.36%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.44%	0.47%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets (e)	2.52%	7.12%	2.43%	4.22%
Portfolio Turnover Rate (c)(f)	7%	2%	4%	4%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

83

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Dimensional Global Real Estate ETF
Period December 6, 2022 through April 30, 2023
(Unaudited)
Net Asset Value, Beginning of Period	$24.82

Income From Investment Operations (a)
Net Investment Income (Loss)	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)

Total from Investment Operations	0.26

Less Distributions:
Net Investment Income	(0.22)

Total Distributions	(0.22)

Net Asset Value, End of Period	$24.86

Total Return at NAV (b)(c)	1.08%

Total Return at Market (c)(d)	1.24%

Net Assets, End of Year (thousands)	$423,849
Ratio of Expenses to Average Net Assets (e)	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.24%
Ratio of Net Investment Income to Average Net Assets (e)	4.26%
Portfolio Turnover Rate (c)(f)	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2023, the Trust is comprised of thirty operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional US Core Equity Market ETF	US Core Equity ETF
Dimensional US High Profitability ETF	US High Profitability ETF
Dimensional US Large Cap Value ETF	US Large Cap Value ETF
Dimensional US Real Estate ETF	US Real Estate ETF
Dimensional US Small Cap Value ETF	US Small Cap Value ETF
Dimensional International Core Equity Market ETF	International Core ETF
Dimensional International Core Equity 2 ETF	International Core Equity 2 ETF
Dimensional International Small Cap Value ETF	International Small Cap Value ETF
Dimensional International Small Cap ETF	International Small Cap ETF
Dimensional International High Profitability ETF	International High Profitability ETF
Dimensional Emerging Core Equity Market ETF	Emerging Markets Core ETF
Dimensional Emerging Markets High Profitability ETF	Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF	Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF	Emerging Markets Core 2 ETF
Dimensional Global Real Estate ETF	Global Real Estate ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the US Core Equity ETF, US High Probability ETF, US Large Cap Value ETF, US Real Estate ETF, US Small Cap Value ETF, International Core ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, and Global Real Estate ETF are listed and traded on the NYSE Arca, Inc. Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An

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Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

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With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, and Global Real Estate ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

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4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

7. OTHER

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Dimensional Emerging Core Equity Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, and Dimensional Emerging Markets Core Equity 2 ETF are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

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1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
US Small Cap Value ETF	$—	$310
International Core ETF	—	3,411
International Core Equity 2 ETF	—	793
International Small Cap Value ETF	—	510
International Small Cap ETF	—	483
International High Profitability ETF	—	717
Emerging Markets Core ETF	—	2,059
Emerging Markets Core 2 ETF	—	515

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

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Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2023 (amounts in thousands):

Assets
Unrealized Appreciation on Futures Contracts* (1)
Equity Risk Exposure:
International Small Cap Value ETF	$28
International High Profitability ETF	22

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2023 (amounts in thousands):

	Realized Gain/ (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts (1)	Futures Contracts (2)
Equity Risk Exposure:
US Core Equity ETF	$(185)	$—
US Large Cap Value ETF	52	—
US Real Estate ETF	(169)	—
US Small Cap Value ETF	(100)	—
International Core ETF	(634)	—
International Core Equity 2 ETF	(325)	—
International Small Cap Value ETF	97	28
International Small Cap ETF	85	—
International High Profitability ETF	(57)	22
Emerging Markets Core ETF	(501)	—
Emerging Markets High Profitability ETF	(28)	—
Emerging Markets Value ETF	(65)	—
Emerging Markets Core 2 ETF	(393)	—
Global Real Estate ETF	24	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Currency Rate Risk Exposure:

The International Funds had limited activity in forward foreign currency contracts during the period ended April 30, 2023, and no such contracts were outstanding as of April 30, 2023. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended April 30, 2023 and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement

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is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

For the period ended April 30, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Fund	Management Fee
US Core Equity ETF	0.12%
US High Profitability ETF	0.19%
US Large Cap Value ETF	0.19%
US Real Estate ETF	0.17%
US Small Cap Value ETF	0.28%
International Core ETF	0.18%
International Core Equity 2 ETF	0.20%
International Small Cap Value ETF	0.39%
International Small Cap ETF	0.35%
International High Profitability ETF	0.25%
Emerging Markets Core ETF	0.35%
Emerging Markets High Profitability ETF	0.35%
Emerging Markets Value ETF	0.38%
Emerging Markets Core 2 ETF	0.33%
Global Real Estate ETF*	0.19%

*	Effective as of February 28, 2023, the management fee payable by the Global Real Estate ETF was reduced from 0.20% to 0.19%.
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US High Profitability ETF, US Large Cap Value ETF, US Real Estate ETF, US Small Cap Value ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, and Global Real Estate ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended April 30, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived

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and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
US High Profitability ETF	0.22%	$—	$—	$—
US Large Cap Value ETF	0.22%	3	—	3
US Real Estate ETF	0.19%	8	—	26
US Small Cap Value ETF	0.31%	—	5	—
International Core Equity 2 ETF	0.23%	—	5	—
International Small Cap Value ETF	0.42%	—	23	—
International Small Cap ETF	0.39%	—	23	—
International High Profitability ETF	0.29%	—	3	—
Emerging Markets High Profitability ETF	0.41%	21	—	54
Emerging Markets Value ETF	0.43%	—	10	14
Emerging Markets Core 2 ETF	0.39%	—	—	—
Global Real Estate ETF*	0.22%	12	—	12

*	The expense limitation amount was reduced from 0.24% to 0.22% effective February 28, 2023.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Funds (excluding the expenses that the Funds incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Funds, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the “Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US High Profitability ETF	$2
US Real Estate ETF	1
US Small Cap Value ETF	3
International Core Equity 2 ETF	29
International Small Cap Value ETF	14
International Small Cap ETF	11
International High Profitability ETF	7
Emerging Markets High Profitability ETF	8
Emerging Markets Value ETF	21
Emerging Markets Core 2 ETF	67
Global Real Estate ETF	1

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended April 30, 2023, the total related amounts paid by the Trust to the CCO was $11 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

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E. DEFERRED COMPENSATION

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US High Profitability ETF	$1
US Large Cap Value ETF	—
US Real Estate ETF	—
US Small Cap Value ETF	1
International Core Equity 2 ETF	2
International Small Cap Value ETF	1
International Small Cap ETF	—
International High Profitability ETF	1
Emerging Markets High Profitability ETF	—
Emerging Markets Value ETF	—
Emerging Markets Core 2 ETF	1
Global Real Estate ETF	—

F. FEDERAL INCOME TAXES

Each Fund has qualified (with respect to the US Large Cap Value ETF and Global Real Estate ETF, intend to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of their taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2021 and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Core Equity ETF
2021	$6,738	$—	$—	$6,738
2022	26,838	—	—	26,838
US High Profitability ETF
2022	4,812	—	—	4,812
US Real Estate ETF
2022	1,058	—	—	1,058
US Small Cap Value ETF
2022	2,003	—	—	2,003
International Core ETF
2021	6,749	—	—	6,749
2022	43,351	—	—	43,351
International Core Equity 2 ETF
2022	6,750	—	—	6,750
International Small Cap Value ETF
2022	2,250	—	—	2,250
International Small Cap ETF
2022	1,050	—	—	1,050
International High Profitability ETF
2022	4,250	—	—	4,250
Emerging Markets Core ETF
2021	3,526	—	—	3,526
2022	29,290	—	—	29,290
Emerging Markets High Profitability ETF
2022	300	—	—	300
Emerging Markets Value ETF
2022	3,950	—	—	3,950
Emerging Markets Core 2 ETF
2022	7,150	—	—	7,150

US Large Value ETF and Global Real Estate ETF commenced operations on December 6, 2022, and did not pay any distributions for the years ended October 31, 2021, or October 31, 2022.

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short Term Capital Gains	Long-Term Capital Gains	Total
US Core Equity ETF	$(1,631)	$—	$(1,631)
US High Profitability ETF	(109)	—	(109)
US Real Estate ETF	(40)	—	(40)
US Small Cap Value ETF	(54)	—	(54)

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As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
US Core Equity ETF	$2,649	$—	$(31,059)	$(152,770)	$(181,180)
US High Profitability ETF	2,232	—	(3,959)	(14,112)	(15,839)
US Real Estate ETF	1,299	—	(257)	(31,681)	(30,639)
US Small Cap Value ETF	854	—	(1,843)	31,763	30,774
International Core ETF	6,465	—	(19,562)	(349,738)	(362,835)
International Core Equity 2 ETF	4,014	—	(13,692)	(73,576)	(83,254)
International Small Cap Value ETF	1,874	—	(3,011)	(47,989)	(49,126)
International Small Cap ETF	744	—	(1,484)	(15,617)	(16,357)
International High Profitability ETF	870	—	(1,892)	(47,508)	(48,530)
Emerging Markets Core ETF	4,249	—	(22,268)	(370,254)	(388,273)
Emerging Markets High Profitability ETF	215	—	(98)	(9,255)	(9,138)
Emerging Markets Value ETF	738	—	(820)	(28,864)	(28,946)
Emerging Markets Core 2 ETF	1,841	—	(6,402)	(101,426)	(105,987)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Core Equity ETF	$31,059	$31,059
US High Profitability ETF	3,959	3,959
US Real Estate ETF	257	257
US Small Cap Value ETF	1,843	1,843
International Core ETF	19,562	19,562
International Core Equity 2 ETF	13,692	13,692
International Small Cap Value ETF	3,011	3,011
International Small Cap ETF	1,484	1,484
International High Profitability ETF	1,892	1,892
Emerging Markets Core ETF	22,268	22,268
Emerging Markets High Profitability ETF	98	98
Emerging Markets Value ETF	820	820
Emerging Markets Core 2 ETF	6,402	6,402

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As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Core Equity ETF	$3,282,224	$272,312	$(239,229)	$33,083
US High Profitability ETF	2,188,270	135,555	(44,746)	90,809
US Large Cap Value ETF	513,574	19,276	(18,410)	866
US Real Estate ETF	657,337	9,752	(45,824)	(36,072)
US Small Cap Value ETF	1,447,814	80,504	(103,583)	(23,079)
International Core ETF	3,334,488	318,537	(147,050)	171,487
International Core Equity 2 ETF	3,108,333	368,579	(53,683)	314,896
International Small Cap Value ETF	937,435	124,641	(26,247)	98,394
International Small Cap ETF	591,187	81,918	(18,331)	63,587
International High Profitability ETF	1,027,257	106,307	(14,384)	91,923
Emerging Markets Core ETF	2,448,940	142,924	(258,521)	(115,597)
Emerging Markets High Profitability ETF	135,732	10,254	(5,141)	5,113
Emerging Markets Value ETF	375,425	27,110	(18,676)	8,434
Emerging Markets Core 2 ETF	1,677,854	120,332	(78,044)	42,288
Global Real Estate ETF	428,024	9,487	(14,409)	(4,922)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions for all open years and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of April 30, 2023, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Core ETF	$6,948
International Core Equity 2 ETF	12,147
International Small Cap Value ETF	7,183
International Small Cap ETF	7,595
International High Profitability ETF	1,031
Emerging Markets Core ETF	27,567
Emerging Markets High Profitability ETF	678
Emerging Markets Value ETF	2,520
Emerging Markets Core 2 ETF	31,323

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Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
US Core Equity ETF
Common Stocks	$31,117	$—	$—	$—	$31,117
US High Profitability ETF
Common Stocks	18,779	—	—	—	18,779
US Large Cap Value ETF
Common Stocks	1,108	—	—	—	1,108
US Real Estate ETF
Common Stocks	11,145	—	—	—	11,145
US Small Cap Value ETF
Common Stocks	48,687	—	—	—	48,687
International Core ETF
Common Stocks	77,458	—	—	—	77,458
International Core Equity 2 ETF
Common Stocks	111,815	—	—	—	111,815
International Small Cap Value ETF
Common Stocks	20,583	—	—	—	20,583
International Small Cap ETF
Common Stocks	19,077	—	—	—	19,077

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	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
International High Profitability ETF
Common Stocks	35,204	—	—	—	35,204
Emerging Markets Core ETF
Common Stocks	14,630	—	—	—	14,630
Emerging Markets High Profitability ETF
Common Stocks	453	—	—	—	453
Emerging Markets Value ETF
Common Stocks	1,092	—	—	—	1,092
Emerging Markets Core 2 ETF
Common Stocks	7,615	—	—	—	7,615
Global Real Estate ETF
Common Stocks	1,351	—	—	—	1,351

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended April 30, 2023, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Core Equity ETF	$8,347	$4,980	$(2,526)
US High Profitability ETF	13,019	10,471	(2,565)
US Large Cap Value ETF	321	—	—
US Real Estate ETF	168	772	(164)
US Small Cap Value ETF	2,284	3,787	(1,101)
International Core ETF	6,612	9,244	(5,914)
International Core Equity 2 ETF	16,935	47,463	(10,366)
International Small Cap Value ETF	23,113	30,466	(5,055)
International Small Cap ETF	4,944	2,884	(1,240)
International High Profitability ETF	6,876	7,125	(2,109)
Emerging Markets Value ETF	215	68	(4)
Emerging Markets Core 2 ETF	2,076	274	(26)
Global Real Estate ETF	95	—	—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$62,148	$56,213
US High Profitability ETF	53,711	45,953
US Large Cap Value ETF	33,848	14,713

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	Purchases	Sales
US Real Estate ETF	15,344	6,157
US Small Cap Value ETF	127,427	75,921
International Core ETF	137,592	70,475
International Core Equity 2 ETF	182,709	94,071
International Small Cap Value ETF	136,340	76,728
International Small Cap ETF	47,494	16,887
International High Profitability ETF	73,893	33,087
Emerging Markets Core ETF	496,438	40,789
Emerging Markets High Profitability ETF	54,801	6,773
Emerging Markets Value ETF	177,598	20,545
Emerging Markets Core 2 ETF	824,447	50,327
Global Real Estate ETF	19,264	4,827

In-kind transactions for the period ended April 30, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$633,608	$109,869
US High Profitability ETF	1,092,032	17,079
US Large Cap Value ETF	501,138	6,390
US Real Estate ETF	337,349	31,870
US Small Cap Value ETF	839,022	158,561
International Core ETF	622,505	—
International Core Equity 2 ETF	1,442,155	—
International Small Cap Value ETF	357,447	5,978
International Small Cap ETF	206,705	—
International High Profitability ETF	451,350	—
Emerging Markets Core ETF	74,441	—
Emerging Markets High Profitability ETF	8,586	—
Emerging Markets Value ETF	23,220	—
Emerging Markets Core 2 ETF	143,991	—
Global Real Estate ETF	410,396	—

There were no purchases or sales of U.S. government securities during the period ended April 30, 2023.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

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K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the period ended April 30, 2023, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 4/30/23
International Core Equity 2 ETF	5.08%	$168	3	$—	$168	$—
International Small Cap Value ETF	5.08%	252	1	—	252	—
International Small Cap ETF	5.08%	31	5	—	148	—
Emerging Markets Core ETF	4.58%	613	1	—	613	—
Emerging Markets Value ETF	5.08%	17	1	—	17	—
Emerging Markets Core 2 ETF	5.36%	336	8	—	718	—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements

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and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Core Equity ETF	2	100%
US High Profitability ETF	1	100%
US Large Cap Value ETF	2	100%
US Real Estate ETF	1	100%
US Small Cap Value ETF	1	100%
International Core ETF	1	100%
International Core Equity 2 ETF	1	100%
International Small Cap Value ETF	1	100%
International Small Cap ETF	1	100%
International High Profitability ETF	1	100%
Emerging Markets Core ETF	1	100%
Emerging Markets High Profitability ETF	1	100%
Emerging Markets Value ETF	1	100%
Emerging Markets Core 2 ETF	1	100%
Global Real Estate ETF	2	100%

102

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

103

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s Website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

104

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

105

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

106

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

107

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Board meeting held on September 16, 2022 (the “September Meeting”), the Board considered the approval of the Investment Management Agreements for the Dimensional US Large Cap Value ETF and Dimensional Global Real Estate ETF (collectively, the “New Funds”) and, for Dimensional Global Real Estate ETF, its sub-advisory agreements. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to Dimensional Global Real Estate ETF. The Board also considered a reduction to the fee in the Investment Management Agreement for the Dimensional Global Real Estate ETF at the meeting held December 19-20, 2022 (The Investment Management Agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.” The September Meeting and December Meeting and referred to as the “Meeting”.)

At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for a New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to each New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by each New Fund; (iv) the profitability to be realized by the Advisor from the relationship with each New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to each New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to a New Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process for each New Fund and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to each New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to each New Fund were consistent the New Fund’s anticipated operational requirements.

The Board also noted that, as each New Fund had not yet commenced investment operations, there was no investment performance for each New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with each New Fund because each New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

The Board also considered the proposed fees and projected expenses for each New Fund, and compared the fees to be charged to a New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other funds managed by third parties in each New Fund’s

108

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of each New Fund appeared to compare favorably to expected peer funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for each New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund’s peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of each New Fund. The Board also concluded that the shareholders of each New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given each New Fund’s proposed management fee and each New Fund’s likely ranking among peer funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to each New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for each New Fund was in the best interests of the New Fund and its shareholders.

109

DFA043023-016S

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities
*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

Financial Highlights

(a)	Computed using average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. The composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as – are either zero or rounded to zero
SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES		For the period ended April 30, 2023

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional U.S. Equity ETF

Actual Fund Return	$1,000.00	$1,077.30	0.09%	$0.46
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.09%	$0.45

Dimensional U.S. Small Cap ETF

Actual Fund Return	$1,000.00	$996.60	0.26%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

Dimensional U.S. Targeted Value ETF

Actual Fund Return	$1,000.00	$990.10	0.28%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

4

DISCLOSURE OF FUND EXPENSES CONTINUED
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period(a)

Dimensional U.S. Core Equity 2 ETF

Actual Fund Return	$1,000.00	$1,057.00	0.17%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

Dimensional US Marketwide Value ETF

Actual Fund Return	$1,000.00	$1,016.50	0.21%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

Dimensional International Value ETF

Actual Fund Return	$1,000.00	$1,215.70	0.27%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

Dimensional World ex U.S. Core Equity 2 ETF

Actual Fund Return	$1,000.00	$1,203.20	0.28%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

5

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 30, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http:// www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional U.S. Equity ETF

Communication Services	8.1%
Consumer Discretionary	10.4%
Consumer Staples	7.1%
Energy	4.9%
Financials	13.9%
Health Care	14.3%
Industrials	10.0%
Information Technology	25.3%
Materials	3.0%
Real Estate	0.1%
Utilities	2.9%

100.0%

Dimensional U.S. Small Cap ETF

Communication Services	2.7%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	6.4%
Financials	19.1%
Health Care	11.2%
Industrials	20.8%
Information Technology	10.7%
Materials	6.4%
Real Estate	0.6%
Utilities	3.2%

100.0%

Dimensional U.S. Targeted Value ETF

Communication Services	2.9%
Consumer Discretionary	16.5%
Consumer Staples	4.9%
Energy	8.6%
Financials	25.0%
Health Care	5.4%
Industrials	19.4%
Information Technology	8.2%
Materials	7.9%
Real Estate	0.8%
Utilities	0.4%

100.0%

Dimensional U.S. Core Equity 2 ETF

Communication Services	6.2%
Consumer Discretionary	10.4%
Consumer Staples	6.8%
Energy	6.3%
Financials	15.6%
Health Care	12.9%
Industrials	14.1%
Information Technology	20.9%
Materials	4.5%
Real Estate	0.3%
Utilities	2.0%

100.0%

Dimensional US Marketwide Value ETF

Communication Services	8.8%
Consumer Discretionary	6.1%
Consumer Staples	5.7%
Energy	14.1%
Financials	21.6%
Health Care	15.5%
Industrials	14.0%
Information Technology	7.5%
Materials	6.2%
Real Estate	0.3%
Utilities	0.2%

100.0%

Dimensional International Value ETF

Communication Services	3.6%
Consumer Discretionary	12.3%
Consumer Staples	5.2%
Energy	13.8%
Financials	27.6%
Health Care	7.0%
Industrials	11.1%
Information Technology	1.5%
Materials	14.4%
Real Estate	2.2%
Utilities	1.3%

100.0%

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional World ex U.S. Core Equity 2 ETF

Communication Services	5.4%
Consumer Discretionary	12.3%
Consumer Staples	7.3%
Energy	7.1%
Financials	16.2%
Health Care	6.8%
Industrials	16.1%
Information Technology	10.7%
Materials	12.7%
Real Estate	2.4%
Utilities	3.0%

100.0%

7

DIMENSIONAL U.S. EQUITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (7.9%)
* Alphabet, Inc., Class A	892,082	$95,756,082	1.6%
* Alphabet, Inc., Class C	913,576	98,867,195	1.6%
Comcast Corp., Class A	700,069	28,961,855	0.5%
* Meta Platforms, Inc., Class A	358,593	86,177,070	1.4%
* Netflix, Inc.	69,952	23,079,263	0.4%
Verizon Communications, Inc.	664,462	25,801,059	0.4%
* Walt Disney Co. (The)	286,909	29,408,172	0.5%
Other Securities		105,151,541	1.6%

TOTAL COMMUNICATION SERVICES		493,202,237	8.0%

CONSUMER DISCRETIONARY — (10.2%)
* Amazon.com, Inc.	1,414,747	149,185,071	2.4%
Home Depot, Inc. (The)	165,651	49,784,752	0.8%
McDonald’s Corp.	118,229	34,966,227	0.6%
NIKE, Inc., Class B	197,891	25,076,747	0.4%
* Tesla, Inc.	370,530	60,881,784	1.0%
Other Securities		319,697,191	5.2%

TOTAL CONSUMER DISCRETIONARY		639,591,772	10.4%

CONSUMER STAPLES — (7.0%)
Coca-Cola Co. (The)	660,923	42,398,210	0.7%
Costco Wholesale Corp.	69,971	35,210,807	0.6%
PepsiCo., Inc.	226,994	43,330,885	0.7%
Philip Morris International, Inc.	243,711	24,363,789	0.4%
Procter & Gamble Co. (The)	386,232	60,398,960	1.0%
Walmart, Inc.	234,594	35,416,656	0.6%
Other Securities		193,151,731	3.1%

TOTAL CONSUMER STAPLES		434,271,038	7.1%

ENERGY — (4.8%)
Chevron Corp.	296,333	49,955,817	0.8%
Exxon Mobil Corp.	664,794	78,671,722	1.3%
Other Securities		172,488,283	2.8%

TOTAL ENERGY		301,115,822	4.9%

FINANCIALS — (13.7%)
Bank of America Corp.	1,147,818	33,608,111	0.6%
* Berkshire Hathaway, Inc., Class B	296,416	97,387,477	1.6%
JPMorgan Chase & Co.	476,586	65,883,249	1.1%
Mastercard, Inc., Class A	141,262	53,683,798	0.9%
# Visa, Inc., Class A	265,265	61,735,123	1.0%
Wells Fargo & Co.	581,555	23,116,811	0.4%
Other Securities		518,397,424	8.3%

TOTAL FINANCIALS		853,811,993	13.9%

HEALTH CARE — (14.1%)
Abbott Laboratories	271,775	30,022,984	0.5%
AbbVie, Inc.	288,542	43,604,467	0.7%
Danaher Corp.	106,955	25,338,709	0.4%
Eli Lilly & Co.	134,484	53,236,836	0.9%
Johnson & Johnson	417,895	68,409,412	1.1%
Merck & Co., Inc.	410,625	47,414,869	0.8%
Pfizer, Inc.	898,230	34,932,165	0.6%
Thermo Fisher Scientific, Inc.	62,832	34,865,477	0.6%
UnitedHealth Group, Inc.	149,602	73,617,648	1.2%

8

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$467,149,858	7.5%

TOTAL HEALTH CARE		878,592,425	14.3%

INDUSTRIALS — (9.8%)
Honeywell International, Inc.	111,996	22,381,281	0.4%
Raytheon Technologies Corp.	236,537	23,630,046	0.4%
Other Securities		566,773,292	9.2%

TOTAL INDUSTRIALS		612,784,619	10.0%

INFORMATION TECHNOLOGY — (24.9%)
Accenture PLC, Class A	102,280	28,668,061	0.5%
* Adobe, Inc.	70,506	26,620,245	0.4%
* Advanced Micro Devices, Inc.	266,350	23,803,700	0.4%
Apple, Inc.	2,547,004	432,175,639	7.0%
Broadcom, Inc.	66,548	41,692,322	0.7%
Cisco Systems, Inc.	667,401	31,534,697	0.5%
Microsoft Corp.	1,108,509	340,600,475	5.6%
# NVIDIA Corp.	377,931	104,872,073	1.7%
Oracle Corp.	291,161	27,578,770	0.5%
* Salesforce, Inc.	157,785	31,299,810	0.5%
Texas Instruments, Inc.	139,861	23,384,759	0.4%
Other Securities		439,332,381	7.0%

TOTAL INFORMATION TECHNOLOGY		1,551,562,932	25.2%

MATERIALS — (2.9%)
Linde PLC	82,998	30,663,611	0.5%
Other Securities		151,110,776	2.5%

TOTAL MATERIALS		181,774,387	3.0%

REAL ESTATE — (0.1%)
Other Securities		7,672,064	0.1%

UTILITIES — (2.8%)
NextEra Energy, Inc.	327,587	25,102,992	0.4%
Other Securities		151,808,485	2.5%

TOTAL UTILITIES		176,911,477	2.9%

TOTAL COMMON STOCKS		6,131,290,766	99.8%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		84,184	0.0%

TOTAL PREFERRED STOCK		84,184	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		—	0.0%

ENERGY — (0.0%)
Other Securities		5,554	0.0%

HEALTH CARE — (0.0%)
Other Securities		110,947	0.0%

9

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Securities		$1,528	0.0%

TOTAL RIGHTS/WARRANTS		118,029	0.0%

TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $2,533,579,937)		6,131,492,979

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	9,771,970	113,015,765	1.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,646,595,702)		$6,244,508,744	101.6%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$493,202,237	$—	$—	$493,202,237
Consumer Discretionary	639,591,772	—	—	639,591,772
Consumer Staples	434,271,038	—	—	434,271,038
Energy	301,115,822	—	—	301,115,822
Financials	853,811,993	—	—	853,811,993
Health Care	878,556,616	—	35,809	878,592,425
Industrials	612,784,619	—	—	612,784,619
Information Technology	1,551,562,932	—	—	1,551,562,932
Materials	181,774,387	—	—	181,774,387
Real Estate	7,672,064	—	—	7,672,064
Utilities	176,911,477	—	—	176,911,477
Preferred Stock
Industrials	84,184	—	—	84,184
Rights/Warrants
Consumer Discretionary	—	—	—	—
Energy	—	5,554	—	5,554
Health Care	—	110,461	486	110,947
Industrials	842	686	—	1,528

Securities Lending Collateral	—	113,015,765	—	113,015,765

Total Investments	$6,131,339,983	$113,132,466	$36,295	$6,244,508,744

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL U.S. SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.5%)
	Other Securities		$134,842,062	2.7%

CONSUMER DISCRETIONARY — (13.8%)
#*	Crocs, Inc.	119,721	14,805,896	0.3%
#	Marriott Vacations Worldwide Corp.	103,817	13,969,616	0.3%
	Murphy USA, Inc.	65,582	18,050,134	0.4%
	Other Securities		684,593,282	13.5%

TOTAL CONSUMER DISCRETIONARY			731,418,928	14.5%

CONSUMER STAPLES — (4.2%)
	Coca-Cola Consolidated, Inc.	18,122	10,682,194	0.2%
	Inter Parfums, Inc.	70,019	10,628,184	0.2%
#	Lancaster Colony Corp.	58,785	12,293,119	0.2%
	Other Securities		189,237,333	3.8%

TOTAL CONSUMER STAPLES			222,840,830	4.4%

ENERGY — (6.0%)
	PDC Energy, Inc.	165,120	10,741,056	0.2%
*	TechnipFMC PLC	939,684	12,864,274	0.3%
	Other Securities		297,759,117	5.9%

TOTAL ENERGY			321,364,447	6.4%

FINANCIALS — (18.0%)
	Affiliated Managers Group, Inc.	82,010	11,840,604	0.2%
	Hanover Insurance Group, Inc. (The)	93,220	11,145,383	0.2%
	Primerica, Inc.	63,036	11,504,700	0.2%
	RLI Corp.	104,224	14,492,347	0.3%
	Selective Insurance Group, Inc.	165,804	15,971,899	0.3%
	United Bankshares, Inc.	344,597	11,416,499	0.2%
	Other Securities		882,463,327	17.6%

TOTAL FINANCIALS			958,834,759	19.0%

HEALTH CARE — (10.6%)
	Ensign Group, Inc. (The)	151,763	14,734,670	0.3%
*	Lantheus Holdings, Inc.	149,192	12,748,456	0.3%
*	Merit Medical Systems, Inc.	159,317	12,950,879	0.3%
*	Option Care Health, Inc.	431,727	13,880,023	0.3%
	Other Securities		510,929,578	10.0%

TOTAL HEALTH CARE			565,243,606	11.2%

INDUSTRIALS — (19.7%)
	AAON, Inc.	107,547	10,539,606	0.2%
	Applied Industrial Technologies, Inc.	116,685	15,829,487	0.3%
*	Casella Waste Systems, Inc.	138,950	12,366,550	0.3%
	Comfort Systems USA, Inc.	107,088	16,008,585	0.3%
*	ExlService Holdings, Inc.	96,737	17,255,946	0.3%
	Exponent, Inc.	125,968	11,595,354	0.2%
#*	FTI Consulting, Inc.	68,013	12,276,346	0.3%
#	GATX Corp.	103,959	11,841,970	0.2%
	Insperity, Inc.	97,927	11,992,140	0.2%
	MSA Safety, Inc.	86,235	11,188,991	0.2%
#*	Saia, Inc.	35,716	10,635,153	0.2%
	Timken Co. (The)	190,174	14,614,872	0.3%
#*	TriNet Group, Inc.	132,992	12,338,998	0.3%
	Triton International, Ltd.	146,635	12,122,315	0.2%

11

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
UFP Industries, Inc.	185,926	$14,598,910	0.3%
Other Securities		850,903,610	17.0%

TOTAL INDUSTRIALS		1,046,108,833	20.8%

INFORMATION TECHNOLOGY — (10.1%)
Amkor Technology, Inc.	560,258	12,532,971	0.3%
* Cirrus Logic, Inc.	167,263	14,349,493	0.3%
* Insight Enterprises, Inc.	89,761	10,856,593	0.2%
* Novanta, Inc.	99,937	15,274,371	0.3%
* Onto Innovation, Inc.	145,788	11,805,912	0.2%
Power Integrations, Inc.	158,157	11,510,666	0.2%
* Rambus, Inc.	333,765	14,799,140	0.3%
* Silicon Laboratories, Inc.	93,195	12,982,064	0.3%
* SPS Commerce, Inc.	80,005	11,784,737	0.2%
Other Securities		421,757,438	8.4%

TOTAL INFORMATION TECHNOLOGY		537,653,385	10.7%

MATERIALS — (6.1%)
Ashland, Inc.	106,165	10,787,426	0.2%
Commercial Metals Co.	342,146	15,974,797	0.3%
Element Solutions, Inc.	671,348	12,184,966	0.2%
HB Fuller Co.	162,042	10,722,319	0.2%
Louisiana-Pacific Corp.	214,908	12,838,604	0.3%
Silgan Holdings, Inc.	221,668	10,919,366	0.2%
Other Securities		249,586,545	5.0%

TOTAL MATERIALS		323,014,023	6.4%

REAL ESTATE — (0.6%)
Other Securities		29,637,265	0.6%

UTILITIES — (3.0%)
New Jersey Resources Corp.	220,018	11,361,730	0.2%
# Ormat Technologies, Inc.	139,752	11,992,119	0.3%
Other Securities		135,457,138	2.7%

TOTAL UTILITIES		158,810,987	3.2%

TOTAL COMMON STOCKS		5,029,769,125	99.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		203,457	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,101,355	0.0%

TOTAL PREFERRED STOCKS		1,304,812	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		—	0.0%

ENERGY — (0.0%)
Other Securities		234,134	0.0%

HEALTH CARE — (0.0%)
Other Securities		279,843	0.0%

12

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Securities		$5,996	0.0%

TOTAL RIGHTS/WARRANTS		519,973	0.0%

TOTAL INVESTMENT SECURITIES — (94.6%)
(Cost $3,726,102,209)		5,031,593,910

SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	24,704,378	285,713,544	5.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $4,011,815,753)		$5,317,307,454	105.6%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$134,842,062	$—	$—	$134,842,062
Consumer Discretionary	731,418,928	—	—	731,418,928
Consumer Staples	222,840,830	—	—	222,840,830
Energy	321,364,447	—	—	321,364,447
Financials	958,834,759	—	—	958,834,759
Health Care	564,458,761	—	784,845	565,243,606
Industrials	1,046,108,833	—	—	1,046,108,833
Information Technology	537,653,385	—	—	537,653,385
Materials	323,014,023	—	—	323,014,023
Real Estate	29,637,265	—	—	29,637,265
Utilities	158,810,987	—	—	158,810,987
Preferred Stocks
Communication Services	203,457	—	—	203,457
Industrials	1,101,355	—	—	1,101,355
Rights/Warrants
Consumer Discretionary	—	—	—	—
Energy	—	234,134	—	234,134
Health Care	—	89,322	190,521	279,843
Industrials	5,996	—	—	5,996
Securities Lending Collateral	—	285,713,544	—	285,713,544

Total Investments	$5,030,295,088	$286,037,000	$975,366	$5,317,307,454

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL U.S. TARGETED VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.7%)
	News Corp., Class A	1,696,719	$29,879,222	0.4%
	Nexstar Media Group, Inc.	157,694	27,352,024	0.4%
	Other Securities		159,716,462	2.1%

TOTAL COMMUNICATION SERVICES			216,947,708	2.9%

CONSUMER DISCRETIONARY — (15.6%)
#*	AutoNation, Inc.	334,985	44,117,524	0.6%
	BorgWarner, Inc.	1,084,830	52,212,868	0.7%
#	Dillard’s, Inc., Class A	138,384	41,292,402	0.5%
	Group 1 Automotive, Inc.	119,674	26,864,420	0.4%
#	Lithia Motors, Inc.	122,519	27,063,222	0.4%
*	Mohawk Industries, Inc.	260,055	27,539,825	0.4%
#	Penske Automotive Group, Inc.	370,527	51,347,632	0.7%
	PulteGroup, Inc.	860,345	57,772,167	0.8%
*	Taylor Morrison Home Corp.	781,389	33,670,052	0.4%
	Toll Brothers, Inc.	672,851	43,001,907	0.6%
	Other Securities		842,549,914	11.0%

TOTAL CONSUMER DISCRETIONARY			1,247,431,933	16.5%

CONSUMER STAPLES — (4.7%)
*	Hostess Brands, Inc.	956,549	24,640,702	0.3%
#*	Post Holdings, Inc.	311,934	28,226,908	0.4%
	Other Securities		321,807,170	4.2%

TOTAL CONSUMER STAPLES			374,674,780	4.9%

ENERGY — (8.1%)
	HF Sinclair Corp.	808,542	35,664,788	0.5%
	Murphy Oil Corp.	650,480	23,879,121	0.3%
	PBF Energy, Inc., Class A	831,287	28,978,665	0.4%
*	TechnipFMC PLC	2,491,809	34,112,865	0.5%
#*	Transocean, Ltd.	4,434,479	26,163,426	0.4%
	Other Securities		498,956,291	6.4%

TOTAL ENERGY			647,755,156	8.5%

FINANCIALS — (23.6%)
	American Equity Investment Life Holding Co.	653,151	25,172,440	0.3%
	Assured Guaranty, Ltd.	529,742	28,537,202	0.4%
	Axis Capital Holdings, Ltd.	469,696	26,556,612	0.4%
#	Invesco, Ltd.	1,932,462	33,103,074	0.4%
#	New York Community BanCorp, Inc.	3,420,613	36,566,353	0.5%
	Old Republic International Corp.	1,328,006	33,558,712	0.4%
#	Popular, Inc.	432,024	25,925,760	0.3%
	Prosperity Bancshares, Inc.	414,416	25,950,730	0.3%
	Unum Group	603,066	25,449,385	0.3%
#	Voya Financial, Inc.	461,756	35,315,099	0.5%
	Webster Financial Corp.	674,246	25,149,376	0.3%
	Other Securities		1,570,922,657	20.9%

TOTAL FINANCIALS			1,892,207,400	25.0%

HEALTH CARE — (5.1%)
	Other Securities		410,876,173	5.4%

INDUSTRIALS — (18.4%)
	AGCO Corp.	362,652	44,947,089	0.6%
	Arcosa, Inc.	371,064	25,061,663	0.3%

14

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* Builders FirstSource, Inc.	367,299	$34,808,926	0.5%
# GATX Corp.	219,737	25,030,242	0.3%
Knight-Swift Transportation Holdings, Inc.	878,232	49,462,026	0.7%
Owens Corning	360,330	38,486,847	0.5%
Regal Rexnord Corp.	188,324	24,512,252	0.3%
Triton International, Ltd.	405,237	33,500,943	0.5%
UFP Industries, Inc.	338,558	26,583,574	0.4%
U-Haul Holding Co.	457,479	24,749,614	0.3%
WESCO International, Inc.	231,155	33,286,320	0.4%
Other Securities		1,110,664,366	14.6%

TOTAL INDUSTRIALS		1,471,093,862	19.4%

INFORMATION TECHNOLOGY — (7.7%)
* Arrow Electronics, Inc.	461,747	52,837,709	0.7%
Avnet, Inc.	641,877	26,483,845	0.4%
* Insight Enterprises, Inc.	211,614	25,594,713	0.3%
* Sanmina Corp.	464,296	24,264,109	0.3%
TD SYNNEX Corp.	305,864	27,234,131	0.4%
Other Securities		463,765,321	6.1%

TOTAL INFORMATION TECHNOLOGY		620,179,828	8.2%

MATERIALS — (7.5%)
Commercial Metals Co.	742,490	34,666,858	0.5%
Huntsman Corp.	1,101,924	29,520,544	0.4%
Olin Corp.	522,126	28,925,780	0.4%
Reliance Steel & Aluminum Co.	199,035	49,320,873	0.7%
Other Securities		456,014,075	5.9%

TOTAL MATERIALS		598,448,130	7.9%

REAL ESTATE — (0.8%)
Other Securities		60,679,820	0.8%

UTILITIES — (0.4%)
Other Securities		32,054,478	0.4%

TOTAL COMMON STOCKS		7,572,349,268	99.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		285,808	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,785,517	0.0%

TOTAL PREFERRED STOCKS		2,071,325	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		—	0.0%

HEALTH CARE — (0.0%)
Other Securities		34,551	0.0%

TOTAL RIGHTS/WARRANTS		34,551	0.0%

TOTAL INVESTMENT SECURITIES — (94.6%)
(Cost $5,886,781,487)		7,574,455,144

SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	37,327,920	431,708,590	5.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $6,318,490,077)		$8,006,163,734	105.6%

15

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$216,947,708	$—	$—	$216,947,708
Consumer Discretionary	1,247,431,933	—	—	1,247,431,933
Consumer Staples	374,674,780	—	—	374,674,780
Energy	647,755,156	—	—	647,755,156
Financials	1,892,207,400	—	—	1,892,207,400
Health Care	409,740,799	—	1,135,374	410,876,173
Industrials	1,471,093,862	—	—	1,471,093,862
Information Technology	620,179,828	—	—	620,179,828
Materials	598,448,130	—	—	598,448,130
Real Estate	60,679,820	—	—	60,679,820
Utilities	32,054,478	—	—	32,054,478
Preferred Stocks
Communication Services	285,808	—	—	285,808
Industrials	1,785,517	—	—	1,785,517
Rights/Warrants
Consumer Discretionary	—	—	—	—
Health Care	—	7,365	27,186	34,551
Securities Lending Collateral	—	431,708,590	—	431,708,590

Total Investments	$7,573,285,219	$431,715,955	$1,162,560	$8,006,163,734

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (6.0%)
* Alphabet, Inc., Class A	1,531,725	$164,415,362	0.9%
* Alphabet, Inc., Class C	1,424,591	154,169,238	0.8%
Comcast Corp., Class A	2,254,079	93,251,248	0.5%
* Meta Platforms, Inc., Class A	987,503	237,316,721	1.3%
Verizon Communications, Inc.	2,444,708	94,928,012	0.5%
Other Securities		421,580,523	2.2%

TOTAL COMMUNICATION SERVICES		1,165,661,104	6.2%

CONSUMER DISCRETIONARY — (10.1%)
* Amazon.com, Inc.	2,185,934	230,506,740	1.2%
Home Depot, Inc. (The)	335,817	100,926,441	0.6%
McDonald’s Corp.	173,408	51,285,416	0.3%
NIKE, Inc., Class B	513,982	65,131,799	0.4%
Other Securities		1,506,164,759	7.9%

TOTAL CONSUMER DISCRETIONARY		1,954,015,155	10.4%

CONSUMER STAPLES — (6.6%)
Coca-Cola Co. (The)	1,229,618	78,879,995	0.4%
Costco Wholesale Corp.	156,170	78,587,867	0.4%
PepsiCo., Inc.	686,715	131,087,026	0.7%
Procter & Gamble Co. (The)	1,060,209	165,795,483	0.9%
Walmart, Inc.	569,406	85,963,224	0.5%
Other Securities		735,757,651	3.9%

TOTAL CONSUMER STAPLES		1,276,071,246	6.8%

ENERGY — (6.2%)
Chevron Corp.	678,294	114,346,803	0.6%
ConocoPhillips	800,372	82,350,275	0.5%
Exxon Mobil Corp.	2,043,110	241,781,637	1.3%
Other Securities		750,952,640	3.9%

TOTAL ENERGY		1,189,431,355	6.3%

FINANCIALS — (15.2%)
American Express Co.	422,884	68,228,105	0.4%
Bank of America Corp.	2,702,101	79,117,517	0.4%
* Berkshire Hathaway, Inc., Class B	566,923	186,262,552	1.0%
JPMorgan Chase & Co.	1,236,479	170,930,857	0.9%
Mastercard, Inc., Class A	377,859	143,597,756	0.8%
Morgan Stanley	670,900	60,360,873	0.3%
# Visa, Inc., Class A	684,592	159,325,096	0.9%
Wells Fargo & Co.	1,387,007	55,133,528	0.3%
Other Securities		2,007,005,840	10.6%

TOTAL FINANCIALS		2,929,962,124	15.6%

HEALTH CARE — (12.5%)
AbbVie, Inc.	741,473	112,051,400	0.6%
Bristol-Myers Squibb Co.	876,171	58,501,938	0.3%
Elevance Health, Inc.	128,204	60,082,805	0.3%
Eli Lilly & Co.	323,903	128,220,242	0.7%
Johnson & Johnson	1,127,803	184,621,351	1.0%
Merck & Co., Inc.	1,143,090	131,992,602	0.7%
Pfizer, Inc.	2,522,324	98,093,180	0.5%
Thermo Fisher Scientific, Inc.	107,392	59,591,821	0.3%
UnitedHealth Group, Inc.	326,441	160,638,352	0.9%

17

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$1,416,679,878	7.5%

TOTAL HEALTH CARE		2,410,473,569	12.8%

INDUSTRIALS — (13.7%)
Caterpillar, Inc.	298,653	65,345,276	0.4%
Deere & Co.	150,677	56,958,920	0.3%
Raytheon Technologies Corp.	528,053	52,752,495	0.3%
Union Pacific Corp.	399,171	78,117,765	0.4%
United Parcel Service, Inc., Class B	362,145	65,117,292	0.4%
Other Securities		2,331,746,123	12.3%

TOTAL INDUSTRIALS		2,650,037,871	14.1%

INFORMATION TECHNOLOGY — (20.4%)
Accenture PLC, Class A	228,784	64,125,867	0.4%
Apple, Inc.	5,929,326	1,006,088,036	5.4%
Broadcom, Inc.	206,854	129,594,031	0.7%
Cisco Systems, Inc.	1,632,798	77,149,705	0.4%
Intel Corp.	2,076,533	64,497,115	0.4%
International Business Machines Corp.	470,030	59,416,492	0.3%
Microsoft Corp.	2,824,111	867,736,346	4.6%
NVIDIA Corp.	302,566	83,959,039	0.5%
Oracle Corp.	568,526	53,850,783	0.3%
QUALCOMM, Inc.	588,781	68,769,621	0.4%
Texas Instruments, Inc.	403,906	67,533,083	0.4%
Other Securities		1,381,352,059	7.1%

TOTAL INFORMATION TECHNOLOGY		3,924,072,177	20.9%

MATERIALS — (4.4%)
Other Securities		840,476,962	4.5%

REAL ESTATE — (0.2%)
Other Securities		45,549,675	0.2%

UTILITIES — (2.0%)
Other Securities		378,781,343	2.0%

TOTAL COMMON STOCKS		18,764,532,581	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		215,932	0.0%

INDUSTRIALS — (0.0%)
Other Securities		710,192	0.0%

TOTAL PREFERRED STOCKS		926,124	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		—	0.0%

ENERGY — (0.0%)
Other Securities		135,685	0.0%

HEALTH CARE — (0.0%)
Other Securities		280,213	0.0%

18

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Securities		$9,012	0.0%

TOTAL RIGHTS/WARRANTS		424,910	0.0%

TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $11,527,283,000)		18,765,883,615

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	44,837,320	518,557,054	2.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $12,045,840,054)		$19,284,440,669	102.6%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,165,661,104	$—	$—	$1,165,661,104
Consumer Discretionary	1,954,015,155	—	—	1,954,015,155
Consumer Staples	1,276,071,246	—	—	1,276,071,246
Energy	1,189,431,355	—	—	1,189,431,355
Financials	2,929,962,124	—	—	2,929,962,124
Health Care	2,410,111,969	—	361,600	2,410,473,569
Industrials	2,650,037,871	—	—	2,650,037,871
Information Technology	3,924,072,177	—	—	3,924,072,177
Materials	840,476,962	—	—	840,476,962
Real Estate	45,549,675	—	—	45,549,675
Utilities	378,781,343	—	—	378,781,343
Preferred Stocks
Communication Services	215,932	—	—	215,932
Industrials	710,192	—	—	710,192
Rights/Warrants
Consumer Discretionary	—	—	—	—
Energy	—	135,685	—	135,685
Health Care	—	166,770	113,443	280,213
Industrials	4,107	4,905	—	9,012
Securities Lending Collateral	—	518,557,054	—	518,557,054

Total Investments	$18,765,101,212	$518,864,414	$475,043	$19,284,440,669

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

.

19

DIMENSIONAL US MARKETWIDE VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.8%)
AT&T, Inc.	5,252,946	$92,819,556	1.1%
Comcast Corp., Class A	4,757,846	196,832,089	2.4%
* Meta Platforms, Inc., Class A	387,927	93,226,617	1.1%
* T-Mobile US, Inc.	424,287	61,054,899	0.7%
Verizon Communications, Inc.	2,048,674	79,550,011	1.0%
* Walt Disney Co. (The)	654,405	67,076,512	0.8%
Other Securities		142,881,913	1.7%

TOTAL COMMUNICATION SERVICES		733,441,597	8.8%

CONSUMER DISCRETIONARY — (6.1%)
DR Horton, Inc.	299,128	32,850,237	0.4%
Ford Motor Co.	2,876,909	34,177,679	0.4%
General Motors Co.	1,171,746	38,714,488	0.5%
Other Securities		405,233,039	4.8%

TOTAL CONSUMER DISCRETIONARY		510,975,443	6.1%

CONSUMER STAPLES — (5.6%)
Archer-Daniels-Midland Co.	562,688	43,934,679	0.5%
Mondelez International, Inc., Class A	1,875,763	143,908,537	1.7%
Walmart, Inc.	401,813	60,661,709	0.8%
Other Securities		223,851,391	2.7%

TOTAL CONSUMER STAPLES		472,356,316	5.7%

ENERGY — (14.1%)
Chevron Corp.	1,354,307	228,309,074	2.7%
# ConocoPhillips	1,207,914	124,282,271	1.5%
EOG Resources, Inc.	305,516	36,499,997	0.5%
Exxon Mobil Corp.	2,969,915	351,459,741	4.2%
Marathon Petroleum Corp.	593,471	72,403,462	0.9%
Phillips 66	581,485	57,567,015	0.7%
Valero Energy Corp.	483,424	55,434,230	0.7%
Other Securities		249,852,141	2.9%

TOTAL ENERGY		1,175,807,931	14.1%

FINANCIALS — (21.4%)
Bank of America Corp.	5,286,329	154,783,713	1.9%
* Berkshire Hathaway, Inc., Class B	575,690	189,142,950	2.3%
Chubb, Ltd.	179,606	36,201,385	0.4%
Citigroup, Inc.	1,296,486	61,025,596	0.7%
Goldman Sachs Group, Inc. (The)	207,922	71,408,732	0.9%
JPMorgan Chase & Co.	1,996,733	276,028,370	3.3%
Morgan Stanley	1,179,345	106,105,670	1.3%
Wells Fargo & Co.	1,749,698	69,550,496	0.8%
Other Securities		829,697,363	9.9%

TOTAL FINANCIALS		1,793,944,275	21.5%

HEALTH CARE — (15.5%)
* Biogen, Inc.	109,274	33,244,429	0.4%
Bristol-Myers Squibb Co.	721,687	48,187,041	0.6%
Cigna Group (The)	291,351	73,796,295	0.9%
CVS Health Corp.	1,315,863	96,465,917	1.2%
Danaher Corp.	377,380	89,405,096	1.1%
Elevance Health, Inc.	349,819	163,942,674	2.0%
Humana, Inc.	82,699	43,870,993	0.5%
Medtronic PLC	821,106	74,679,591	0.9%

20

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	4,142,659	$161,108,008	1.9%
* Regeneron Pharmaceuticals, Inc.	50,036	40,118,364	0.5%
Thermo Fisher Scientific, Inc.	255,199	141,609,925	1.7%
Other Securities		328,698,152	3.8%

TOTAL HEALTH CARE		1,295,126,485	15.5%

INDUSTRIALS — (13.9%)
CSX Corp.	1,480,310	45,356,698	0.6%
Eaton Corp PLC	255,956	42,775,367	0.5%
FedEx Corp.	166,016	37,815,124	0.5%
General Electric Co.	409,175	40,496,050	0.5%
Norfolk Southern Corp.	464,754	94,359,005	1.1%
Raytheon Technologies Corp.	435,246	43,481,075	0.5%
Republic Services, Inc.	268,179	38,784,047	0.5%
Other Securities		821,894,265	9.7%

TOTAL INDUSTRIALS		1,164,961,631	13.9%

INFORMATION TECHNOLOGY — (7.5%)
Analog Devices, Inc.	222,135	39,957,644	0.5%
Intel Corp.	3,112,499	96,674,219	1.2%
Micron Technology, Inc.	944,166	60,766,524	0.7%
* Salesforce, Inc.	207,045	41,071,517	0.5%
Other Securities		389,549,805	4.6%

TOTAL INFORMATION TECHNOLOGY		628,019,709	7.5%

MATERIALS — (6.2%)
Linde PLC	176,015	65,028,742	0.8%
Other Securities		451,756,516	5.4%

TOTAL MATERIALS		516,785,258	6.2%

REAL ESTATE — (0.3%)
Other Securities		26,334,455	0.3%

UTILITIES — (0.2%)
Other Securities		13,507,606	0.2%

TOTAL COMMON STOCKS		8,331,260,706	99.8%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		307,741	0.0%

TOTAL PREFERRED STOCK		307,741	0.0%

RIGHT/WARRANT — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHT/WARRANT		—	0.0%

TOTAL INVESTMENT SECURITIES — (99.6%)
(Cost $5,097,856,419)		8,331,568,447

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	2,902,773	33,571,438	0.4%

TOTAL INVESTMENTS — (100.0%)
(Cost $5,131,427,857)		$8,365,139,885	100.2%

21

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$733,441,597	$—	$—	$733,441,597
Consumer Discretionary	510,975,443	—	—	510,975,443
Consumer Staples	472,356,316	—	—	472,356,316
Energy	1,175,807,931	—	—	1,175,807,931
Financials	1,793,944,275	—	—	1,793,944,275
Health Care	1,295,126,485	—	—	1,295,126,485
Industrials	1,164,961,631	—	—	1,164,961,631
Information Technology	628,019,709	—	—	628,019,709
Materials	516,785,258	—	—	516,785,258
Real Estate	26,334,455	—	—	26,334,455
Utilities	13,507,606	—	—	13,507,606
Preferred Stock
Industrials	307,741	—	—	307,741
Right/Warrant
Consumer Discretionary	—	—	—	—
Securities Lending Collateral	—	33,571,438	—	33,571,438

Total Investments	$8,331,568,447	$33,571,438	$—	$8,365,139,885

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

DIMENSIONAL INTERNATIONAL VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.7%)
ANZ Group Holdings, Ltd.	2,799,240	$45,044,603	0.9%
National Australia Bank, Ltd.	2,347,099	44,733,238	0.8%
Westpac Banking Corp.	2,486,186	36,918,186	0.7%
Woodside Energy Group, Ltd.	1,552,432	34,553,205	0.7%
Other Securities		198,209,673	3.6%

TOTAL AUSTRALIA		359,458,905	6.7%

AUSTRIA — (0.1%)
Other Securities		6,819,456	0.1%

BELGIUM — (0.7%)
Other Securities		40,042,902	0.7%

CANADA — (9.4%)
Bank of Montreal	486,141	43,845,057	0.8%
# Bank of Nova Scotia (The)	916,195	45,727,292	0.9%
# Nutrien, Ltd.	475,006	32,965,416	0.6%
Suncor Energy, Inc.	984,204	30,825,269	0.6%
Teck Resources, Ltd., Class B	789,080	36,771,128	0.7%
Other Securities		316,413,046	5.9%

TOTAL CANADA		506,547,208	9.5%

CHINA — (0.0%)
Other Securities		316,717	0.0%

DENMARK — (2.3%)
Carlsberg A/S, Class B	151,869	25,137,915	0.5%
DSV A/S	159,400	29,996,845	0.6%
Other Securities		66,497,446	1.2%

TOTAL DENMARK		121,632,206	2.3%

FINLAND — (1.0%)
Nordea Bank Abp	2,192,357	24,324,561	0.5%
Other Securities		27,584,462	0.5%

TOTAL FINLAND		51,909,023	1.0%

FRANCE — (11.3%)
AXA SA	1,088,983	35,550,041	0.7%
BNP Paribas SA	663,387	42,909,963	0.8%
Carrefour SA	1,163,284	24,221,171	0.5%
Cie de Saint-Gobain	844,917	48,896,610	0.9%
* Cie Generale des Etablissements Michelin SCA	1,182,196	37,627,192	0.7%
Engie SA	1,596,294	25,581,589	0.5%
Orange SA	3,196,088	41,692,400	0.8%
Sanofi	393,963	43,493,376	0.8%
TotalEnergies SE	2,754,521	176,194,465	3.3%
Other Securities		131,913,780	2.4%

TOTAL FRANCE		608,080,587	11.4%

GERMANY — (6.8%)
BASF SE	782,636	40,479,683	0.8%
Bayer AG, Registered	882,519	58,224,040	1.1%
Bayerische Motoren Werke AG	341,029	38,191,634	0.7%
Mercedes-Benz Group AG	995,494	77,568,963	1.4%
Other Securities		150,842,561	2.8%

TOTAL GERMANY		365,306,881	6.8%

23

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HONG KONG — (2.0%)
Other Securities		$105,604,363	2.0%

IRELAND — (0.6%)
Other Securities		31,577,699	0.6%

ISRAEL — (0.6%)
Other Securities		32,091,254	0.6%

ITALY — (2.2%)
UniCredit SpA	1,606,696	31,821,734	0.6%
Other Securities		89,403,567	1.7%

TOTAL ITALY		121,225,301	2.3%

JAPAN — (19.1%)
Honda Motor Co., Ltd.	1,020,688	26,895,520	0.5%
Mitsubishi Corp.	1,039,300	38,300,646	0.7%
Mitsubishi UFJ Financial Group, Inc.	4,838,934	30,309,748	0.6%
Takeda Pharmaceutical Co., Ltd.	1,034,694	34,285,898	0.7%
Toyota Motor Corp.	3,276,640	44,686,377	0.8%
Other Securities		856,192,701	16.0%

TOTAL JAPAN		1,030,670,890	19.3%

NETHERLANDS — (3.5%)
Koninklijke Ahold Delhaize NV	1,603,136	55,254,919	1.0%
Other Securities		134,567,167	2.6%

TOTAL NETHERLANDS		189,822,086	3.6%

NEW ZEALAND — (0.2%)
Other Securities		12,012,858	0.2%

NORWAY — (0.8%)
Other Securities		43,366,995	0.8%

PORTUGAL — (0.1%)
Other Securities		6,554,255	0.1%

SINGAPORE — (1.1%)
Other Securities		59,653,923	1.1%

SPAIN — (2.3%)
Banco Santander SA	10,697,841	37,633,772	0.7%
Other Securities		86,595,180	1.6%

TOTAL SPAIN		124,228,952	2.3%

SWEDEN — (2.7%)
Other Securities		147,721,659	2.8%

SWITZERLAND — (9.9%)
Cie Financiere Richemont SA, Registered	347,122	57,310,913	1.1%
Holcim AG	529,363	34,983,576	0.7%
Novartis AG, Registered	354,588	36,305,381	0.7%
Novartis AG, Sponsored ADR	1,042,145	106,892,813	2.0%
Swiss Re AG	247,162	24,914,752	0.5%
Swisscom AG, Registered	43,319	29,834,894	0.6%
UBS Group AG	1,585,681	32,183,953	0.6%
Zurich Insurance Group AG	155,064	75,227,948	1.4%
Other Securities		139,312,591	2.4%

TOTAL SWITZERLAND		536,966,821	10.0%

UNITED KINGDOM — (13.8%)
Barclays PLC, Sponsored ADR	3,170,602	25,586,758	0.5%
BP PLC, Sponsored ADR	1,016,907	40,961,014	0.8%
British American Tobacco PLC	1,455,867	53,560,447	1.0%
Glencore PLC	6,590,082	38,847,532	0.7%
# HSBC Holdings PLC, Sponsored ADR	1,844,994	66,512,034	1.2%

24

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC	59,838,210	$36,251,451	0.7%
Shell PLC, ADR	3,575,546	221,612,341	4.1%
Vodafone Group PLC	25,416,642	30,636,316	0.6%
Other Securities		233,797,703	4.4%

TOTAL UNITED KINGDOM		747,765,596	14.0%

TOTAL COMMON STOCKS		5,249,376,537	98.2%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	230,319	31,448,282	0.6%
Other Securities		10,470,321	0.2%

TOTAL GERMANY		41,918,603	0.8%

TOTAL PREFERRED STOCKS		41,918,603	0.8%

TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $4,619,502,135)		5,291,295,140

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	9,535,700	110,283,229	2.1%

TOTAL INVESTMENTS — (100.0%)
(Cost $4,729,785,364)		$5,401,578,369	101.1%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$353,672,780	$5,786,125	$—	$359,458,905
Austria	6,819,456	—	—	6,819,456
Belgium	40,042,902	—	—	40,042,902
Canada	506,547,208	—	—	506,547,208
China	316,717	—	—	316,717
Denmark	121,632,206	—	—	121,632,206
Finland	51,909,023	—	—	51,909,023
France	608,080,587	—	—	608,080,587
Germany	365,306,881	—	—	365,306,881
Hong Kong	105,604,363	—	—	105,604,363
Ireland	31,577,699	—	—	31,577,699
Israel	32,091,254	—	—	32,091,254
Italy	121,225,301	—	—	121,225,301
Japan	1,030,670,890	—	—	1,030,670,890
Netherlands	189,822,086	—	—	189,822,086
New Zealand	12,012,858	—	—	12,012,858
Norway	43,366,995	—	—	43,366,995
Portugal	6,554,255	—	—	6,554,255
Singapore	59,653,923	—	—	59,653,923
Spain	124,228,952	—	—	124,228,952
Sweden	147,721,659	—	—	147,721,659
Switzerland	536,966,821	—	—	536,966,821
United Kingdom	747,765,596	—	—	747,765,596
Preferred Stocks
Germany	41,918,603	—	—	41,918,603

25

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	110,283,229	—	110,283,229

Total Investments	$5,285,509,015	$116,069,354	$—	$5,401,578,369

See accompanying Notes to Financial Statements.

26

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
AUSTRALIA — (4.4%)
# BHP Group, Ltd., Sponsored ADR	228,072	$13,465,371	0.3%
Other Securities		234,329,967	4.1%

TOTAL AUSTRALIA		247,795,338	4.4%

AUSTRIA — (0.4%)
Other Securities		21,887,022	0.4%

BELGIUM — (0.8%)
Other Securities		48,043,012	0.9%

BRAZIL — (1.2%)
Other Securities		70,357,556	1.3%

CANADA — (7.5%)
Canadian Natural Resources, Ltd.	322,923	19,688,615	0.4%
National Bank of Canada	137,039	10,207,956	0.2%
# Royal Bank of Canada	165,456	16,431,435	0.3%
Royal Bank of Canada	112,567	11,163,745	0.2%
Suncor Energy, Inc.	319,150	9,995,778	0.2%
Teck Resources, Ltd., Class B	212,466	9,900,916	0.2%
Other Securities		347,262,991	6.1%

TOTAL CANADA		424,651,436	7.6%

CHILE — (0.1%)
Other Securities		7,293,598	0.1%

CHINA — (8.7%)
* Alibaba Group Holding, Ltd.	1,232,500	12,882,537	0.2%
China Construction Bank Corp., Class H	23,134,200	15,472,114	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	1,811,000	13,080,893	0.3%
Tencent Holdings, Ltd.	629,700	27,626,935	0.5%
Other Securities		427,347,103	7.5%

TOTAL CHINA		496,409,582	8.8%

COLOMBIA — (0.0%)
Other Securities		1,313,662	0.0%

CZECHIA — (0.0%)
Other Securities		1,986,019	0.0%

DENMARK — (1.8%)
Novo Nordisk A/S, Class B	177,937	29,639,914	0.5%
Other Securities		71,431,132	1.3%

TOTAL DENMARK		101,071,046	1.8%

EGYPT — (0.0%)
Other Securities		291,040	0.0%

FINLAND — (1.0%)
Other Securities		58,216,404	1.0%

FRANCE — (5.8%)
LVMH Moet Hennessy Louis Vuitton SE	31,593	30,379,226	0.6%
Orange SA	993,343	12,957,983	0.3%
TotalEnergies SE	616,856	39,457,536	0.7%
Vinci SA	94,800	11,742,725	0.2%
Other Securities		235,876,040	4.1%

TOTAL FRANCE		330,413,510	5.9%

27

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
GERMANY — (5.1%)
Allianz SE, Registered	62,138	$15,603,100	0.3%
BASF SE	196,626	10,169,936	0.2%
Bayer AG, Registered	217,635	14,358,432	0.3%
Deutsche Telekom AG	736,431	17,788,817	0.3%
E.ON SE	875,704	11,606,123	0.2%
Mercedes-Benz Group AG	214,363	16,703,180	0.3%
Rheinmetall AG	46,920	13,752,771	0.3%
Other Securities		191,243,027	3.3%

TOTAL GERMANY		291,225,386	5.2%

GREECE — (0.1%)
Other Securities		6,331,388	0.1%

HONG KONG — (1.5%)
AIA Group, Ltd.	1,444,600	15,633,164	0.3%
Other Securities		70,274,262	1.2%

TOTAL HONG KONG		85,907,426	1.5%

HUNGARY — (0.1%)
Other Securities		2,953,528	0.1%

INDIA — (4.9%)
Other Securities		278,391,328	4.9%

INDONESIA — (0.6%)
Other Securities		35,206,247	0.6%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	255,569	12,395,097	0.2%
Other Securities		21,229,275	0.4%

TOTAL IRELAND		33,624,372	0.6%

ISRAEL — (0.5%)
Other Securities		29,554,062	0.5%

ITALY — (1.9%)
UniCredit SpA	497,925	9,861,752	0.2%
Other Securities		95,825,068	1.7%

TOTAL ITALY		105,686,820	1.9%

JAPAN — (14.7%)
Hitachi, Ltd.	222,800	12,247,332	0.2%
ITOCHU Corp.	319,500	10,540,109	0.2%
KDDI Corp.	391,600	12,216,919	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,718,900	10,766,715	0.2%
Sony Group Corp.	171,400	16,149,980	0.3%
Toyota Motor Corp.	1,502,700	20,493,621	0.4%
Other Securities		752,572,069	13.3%

TOTAL JAPAN		834,986,745	14.8%

KOREA, REPUBLIC OF — (3.8%)
Samsung Electronics Co., Ltd., GDR	10,449	12,894,066	0.3%
Samsung Electronics Co., Ltd.	747,970	36,604,928	0.7%
Other Securities		165,208,171	2.8%

TOTAL KOREA, REPUBLIC OF		214,707,165	3.8%

KUWAIT — (0.0%)
Other Securities		1,359,014	0.0%

MALAYSIA — (0.5%)
Other Securities		26,405,626	0.5%

MEXICO — (0.8%)
Other Securities		43,618,133	0.8%

28

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
NETHERLANDS — (2.2%)
ASML Holding NV, Sponsored NYS	34,800	$22,162,728	0.4%
Koninklijke Ahold Delhaize NV	408,725	14,087,430	0.3%
Other Securities		86,673,118	1.5%

TOTAL NETHERLANDS		122,923,276	2.2%

NEW ZEALAND — (0.2%)
Other Securities		12,196,503	0.2%

NORWAY — (0.6%)
Other Securities		32,975,517	0.6%

PERU — (0.0%)
Other Securities		592,573	0.0%

PHILIPPINES — (0.2%)
Other Securities		12,332,936	0.2%

POLAND — (0.3%)
Other Securities		15,876,248	0.3%

PORTUGAL — (0.2%)
Other Securities		10,784,209	0.2%

QATAR — (0.2%)
Other Securities		13,899,389	0.2%

RUSSIAN FEDERATION — (0.0%)
Other Securities		—	0.0%

SAUDI ARABIA — (1.1%)
Other Securities		63,488,458	1.1%

SINGAPORE — (0.7%)
Other Securities		38,266,708	0.7%

SOUTH AFRICA — (1.2%)
Other Securities		67,390,698	1.2%

SPAIN — (1.5%)
Other Securities		86,817,463	1.5%

SWEDEN — (2.0%)
Volvo AB, Class B	509,728	10,475,582	0.2%
Other Securities		102,006,288	1.8%

TOTAL SWEDEN		112,481,870	2.0%

SWITZERLAND — (5.6%)
ABB, Ltd., Registered	344,926	12,447,641	0.2%
Nestle SA, Registered	335,053	43,110,241	0.8%
Novartis AG, Sponsored ADR	284,486	29,179,729	0.5%
Roche Holding AG	71,243	22,440,284	0.4%
Other Securities		211,935,773	3.8%

TOTAL SWITZERLAND		319,113,668	5.7%

TAIWAN — (5.3%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	24,856,782	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,178,465	19,243,374	0.4%
Other Securities		257,098,133	4.5%

TOTAL TAIWAN		301,198,289	5.4%

THAILAND — (0.6%)
Other Securities		36,700,133	0.7%

TURKEY — (0.3%)
Other Securities		14,138,269	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		21,421,529	0.4%

29

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (8.1%)
AstraZeneca PLC, Sponsored ADR	198,077	$14,503,198	0.3%
BP PLC, Sponsored ADR	600,343	24,181,816	0.4%
Glencore PLC	1,934,048	11,400,919	0.2%
# HSBC Holdings PLC, Sponsored ADR	278,922	10,055,138	0.2%
Rio Tinto PLC, Sponsored ADR	154,137	9,863,227	0.2%
Shell PLC, ADR	560,841	34,760,925	0.6%
Unilever PLC, Sponsored ADR	236,546	13,135,399	0.2%
Other Securities		344,097,747	6.1%

TOTAL UNITED KINGDOM		461,998,369	8.2%

UNITED STATES — (0.1%)
Other Securities		6,965,745	0.1%

TOTAL COMMON STOCKS		5,551,248,315	98.7%

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.2%)
Other Securities		13,669,001	0.2%

CHILE — (0.0%)
Other Securities		167,538	0.0%

COLOMBIA — (0.0%)
Other Securities		193,405	0.0%

GERMANY — (0.3%)
Other Securities		15,193,208	0.3%

PHILIPPINES — (0.0%)
Other Securities		41,556	0.0%

THAILAND — (0.0%)
Other Securities		71,396	0.0%

TOTAL PREFERRED STOCKS		29,336,104	0.5%

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
Other Securities		9,574	0.0%

TOTAL INVESTMENT COMPANY		9,574	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		485	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

BRAZIL — (0.0%)
Other Securities		12,620	0.0%

CHINA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		14,407	0.0%

HONG KONG — (0.0%)
Other Securities		12	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

MALAYSIA — (0.0%)
Other Securities		14,202	0.0%

SINGAPORE — (0.0%)
Other Securities		705	0.0%

30

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWEDEN — (0.0%)
Other Securities		$65	0.0%

TAIWAN — (0.0%)
Other Securities		10,526	0.0%

THAILAND — (0.0%)
Other Securities		16,879	0.0%

TOTAL RIGHTS/WARRANTS		69,901	0.0%

TOTAL INVESTMENT SECURITIES — (98.1%)
(Cost $4,801,578,110)		5,580,663,894

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	9,145,387	105,769,150	1.9%

TOTAL INVESTMENTS — (100.0%)
(Cost $4,907,347,260)		$5,686,433,044	101.1%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$244,582,398	$3,212,940	$—	$247,795,338
Austria	21,887,022	—	—	21,887,022
Belgium	48,043,012	—	—	48,043,012
Brazil	70,357,556	—	—	70,357,556
Canada	424,651,436	—	—	424,651,436
Chile	7,293,598	—	—	7,293,598
China	495,602,734	767,993	38,855	496,409,582
Colombia	1,313,662	—	—	1,313,662
Czechia	1,986,019	—	—	1,986,019
Denmark	101,071,046	—	—	101,071,046
Egypt	291,040	—	—	291,040
Finland	58,216,404	—	—	58,216,404
France	330,208,003	205,507	—	330,413,510
Germany	291,225,386	—	—	291,225,386
Greece	6,331,388	—	—	6,331,388
Hong Kong	85,881,606	309	25,511	85,907,426
Hungary	2,953,528	—	—	2,953,528
India	278,293,455	62,101	35,772	278,391,328
Indonesia	35,193,144	—	13,103	35,206,247
Ireland	33,624,372	—	—	33,624,372
Israel	29,554,062	—	—	29,554,062
Italy	105,686,820	—	—	105,686,820
Japan	834,986,745	—	—	834,986,745
Korea, Republic of	213,406,330	1,300,835	—	214,707,165
Kuwait	1,359,014	—	—	1,359,014
Malaysia	26,405,626	—	—	26,405,626
Mexico	43,618,133	—	—	43,618,133
Netherlands	122,923,276	—	—	122,923,276
New Zealand	12,196,503	—	—	12,196,503
Norway	32,975,517	—	—	32,975,517
Peru	592,573	—	—	592,573
Philippines	12,299,165	33,771	—	12,332,936
Poland	15,876,248	—	—	15,876,248

31

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	$10,784,209	$—	$—	$10,784,209
Qatar	13,899,389	—	—	13,899,389
Russian Federation	—	—	—	—
Saudi Arabia	63,488,458	—	—	63,488,458
Singapore	38,266,708	—	—	38,266,708
South Africa	67,390,698	—	—	67,390,698
Spain	86,817,463	—	—	86,817,463
Sweden	112,481,870	—	—	112,481,870
Switzerland	319,109,466	4,202	—	319,113,668
Taiwan	301,185,838	12,451	—	301,198,289
Thailand	36,612,697	87,436	—	36,700,133
Turkey	14,138,269	—	—	14,138,269
United Arab Emirates	21,247,733	173,796	—	21,421,529
United Kingdom	461,998,369	—	—	461,998,369
United States	6,965,745	—	—	6,965,745
Preferred Stocks
Brazil	13,669,001	—	—	13,669,001
Chile	167,538	—	—	167,538
Colombia	193,405	—	—	193,405
Germany	15,193,208	—	—	15,193,208
Philippines	41,556	—	—	41,556
Thailand	71,396	—	—	71,396
Rights/Warrants
Australia	485	—	—	485
Austria	—	—	—	—
Brazil	12,620	—	—	12,620
China	—	—	—	—
France	—	14,407	—	14,407
Hong Kong	12	—	—	12
Italy	—	—	—	—
Malaysia	14,202	—	—	14,202
Singapore	—	705	—	705
Sweden	65	—	—	65
Taiwan	—	10,526	—	10,526
Thailand	12,046	4,833	—	16,879
Investment Company	9,574	—	—	9,574
Securities Lending Collateral	—	105,769,150	—	105,769,150

Total Investments	$5,574,658,841	$111,660,962	$113,241	$5,686,433,044

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Equity ETF	Dimensional U.S. Small Cap ETF	Dimensional U.S. Targeted Value ETF
ASSETS:
Investment Securities at Value (including $110,618, $279,937 and $422,845 of securities on loan, respectively)	$6,131,493	$5,031,594	$7,574,455
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $113,016, $285,714 and $431,709, respectively) (Note G)	113,016	285,714	431,709
Cash	8,383	6,086	7,606
Receivables:
Investment Securities Sold	170	11	8,956
Dividends and Interest	4,134	1,438	2,842
Receivable for Capital Shares Issued	—	17	50
Prepaid Expenses and Other Assets	21	30	26

Total Assets	6,257,217	5,324,890	8,025,644

LIABILITIES:
Payables:
Investment Securities Purchased	—	3,187	12,293
Upon Return of Securities Loaned	113,016	285,714	431,709
Accrued Expenses and Other Liabilities:
Advisory Fee	399	1,041	1,680
Administration and Accounting	101	82	125
Chief Compliance Officer	2	1	2
Custodian	4	3	3
Transfer Agent	1	8	9
Trustee	5	—	—
Other Expenses	85	49	70

Total Liabilities	113,613	290,085	445,891

NET ASSETS	$6,143,604	$5,034,805	$7,579,753

SHARES OUTSTANDING, $0.01 PAR VALUE	136,644,990	97,495,557	173,928,862

Net Asset Value, Offering and Redemption price per share	$44.96	$51.64	$43.58

Investment Securities at Cost	$2,533,580	$3,726,102	$5,886,781

NET ASSETS CONSIST OF:
Paid-In Capital	$2,605,292	$3,400,381	$5,544,299
Total Distributable Earnings (Loss)	3,538,312	1,634,424	2,035,454

NET ASSETS	$6,143,604	$5,034,805	$7,579,753

See accompanying Notes to Financial Statements.

33

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Core Equity 2 ETF	Dimensional US Marketwide Value ETF	Dimensional International Value ETF
ASSETS:
Investment Securities at Value (including $510,340, $32,968 and $113,103 of securities on loan, respectively)	$18,765,884	$8,331,568	$5,291,295
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $518,557, $33,571 and $110,283, respectively) (Note G)	518,557	33,571	110,283
Foreign Currencies at Value	—	—	11,034
Cash	14,537	13,766	2,308
Receivables:
Investment Securities Sold	—	29	2,586
Dividends and Interest	12,607	8,196	32,643
Receivable for Capital Shares Issued	141	80	—
Receivable for Tax Reclaims	—	—	13,368
Prepaid Expenses and Other Assets	137	315	18

Total Assets	19,311,863	8,387,525	5,463,535

LIABILITIES:
Payables:
Investment Securities Purchased	—	—	6,401
Upon Return of Securities Loaned	518,557	33,571	110,283
Accrued Expenses and Other Liabilities:
Advisory Fee	2,416	1,357	1,071
Administration and Accounting	271	135	140
Chief Compliance Officer	4	2	1
Custodian	10	117	133
Transfer Agent	9	3	14
Trustee	1	—	—
Other Expenses	230	206	173

Total Liabilities	521,498	35,391	118,216

NET ASSETS	$18,790,365	$8,352,134	$5,345,319

SHARES OUTSTANDING, $0.01 PAR VALUE	733,289,243	247,779,505	160,995,115

Net Asset Value, Offering and Redemption price per share	$25.62	$33.71	$33.20

Investment Securities at Cost	$11,527,283	$5,097,856	$4,619,502

Foreign Currencies at Cost	$—	$—	$10,934

NET ASSETS CONSIST OF:
Paid-In Capital	$11,699,640	$7,974,945	$5,006,412
Total Distributable Earnings (Loss)	7,090,725	377,189	338,907

NET ASSETS	$18,790,365	$8,352,134	$5,345,319

See accompanying Notes to Financial Statements.

34

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional World ex U.S. Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $145,585 of securities on loan)	$5,580,664
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $105,769) (Note G)	105,769
Foreign Currencies at Value	18,498
Cash	1,585
Receivables:
Investment Securities Sold	1,244
Dividends and Interest	21,607
Receivable for Tax Reclaims	7,420
Prepaid Expenses and Other Assets	48

Total Assets	5,736,835

LIABILITIES:
Payables:
Investment Securities Purchased	4,586
Upon Return of Securities Loaned	105,769
Accrued Expenses and Other Liabilities:
Advisory Fee	1,147
Administration and Accounting	104
Chief Compliance Officer	1
Custodian	538
Transfer Agent	7
Other Expenses	187

Total Liabilities	112,339

NET ASSETS	$5,624,496

SHARES OUTSTANDING, $0.01 PAR VALUE	240,817,896

Net Asset Value, Offering and Redemption price per share	$23.36

Investment Securities at Cost	$4,801,578

Foreign Currencies at Cost	$18,347

NET ASSETS CONSIST OF:
Paid-In Capital	$5,007,251
Total Distributable Earnings (Loss)	617,245

NET ASSETS	$5,624,496

See accompanying Notes to Financial Statements.

35

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional U.S. Equity ETF(a)	Dimensional U.S. Small Cap ETF(a)	Dimensional U.S. Targeted Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(11), $(369) and $(511), respectively)	$47,675	$39,034	$73,228
Income from Securities Lending	195	434	532

Total Investment Income	47,870	39,468	73,760

EXPENSES:
Investment Management Fees (Note D)	2,297	6,295	10,277
Administration and Accounting	61	103	144
Chief Compliance Officer	2	1	2
Custodian	26	26	32
Filing Fees	25	38	29
Transfer Agency	1	1	5
Trustees’ Fees & Expenses	20	15	24
Professional Fees	71	50	84
Other Expenses	106	88	130

Total Expenses	2,609	6,617	10,727

Fees Paid Indirectly (Note D)	(19)	(18)	(24)

Net Expenses	2,590	6,599	10,703

Net Investment Income (Loss)	45,280	32,869	63,057

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(18,487)	(37,684)	(47,260)
In-Kind Transactions	45,600	424,155	438,485
Futures	(62)	428	(662)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	362,571	(448,472)	(550,085)

Net Realized and Unrealized Gain (Loss)	389,622	(61,573)	(159,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	$434,902	$(28,704)	$(96,465)

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

36

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional U.S. Core Equity 2 ETF(a)	Dimensional US Marketwide Value ETF(a)	Dimensional International Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(182), $(13) and $(15,254), respectively)	$151,897	$96,095	$110,337
Income from Securities Lending	734	25	686

Total Investment Income	152,631	96,120	111,023

EXPENSES:
Investment Management Fees (Note D)	13,614	8,186	5,842
Administration and Accounting	82	38	28
Chief Compliance Officer	4	2	1
Custodian	70	59	207
Filing Fees	189	2	40
Transfer Agency	2	4	13
Trustees’ Fees & Expenses	52	20	13
Organization Fees	—	7	—
Professional Fees	172	48	53
Other Expenses	225	65	75

Total Expenses	14,410	8,431	6,272

Fees Paid Indirectly (Note D)	(52)	(25)	(75)

Net Expenses	14,358	8,406	6,197

Net Investment Income (Loss)	138,273	87,714	104,826

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(53,645)	(16,698)	(1,983)
In-Kind Transactions	163,559	753,436	—
Futures	(1,140)	(660)	(2,204)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	678,554	(698,868)	754,952

Net Realized and Unrealized Gain (Loss)	787,328	37,210	750,765

Net Increase (Decrease) in Net Assets Resulting from Operations	$925,601	$124,924	$855,591

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

37

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional World ex U.S. Core Equity 2 ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(10,313))	$80,603
Income from Securities Lending	1,077

Total Investment Income	81,680

EXPENSES:
Investment Management Fees (Note D)	6,473
Administration and Accounting	110
Chief Compliance Officer	1
Custodian	611
Filing Fees	15
Transfer Agency	2
Trustees’ Fees & Expenses	16
Professional Fees	66
Other Expenses	94

Total Expenses	7,388

Fees Paid Indirectly (Note D)	(76)

Net Expenses	7,312

Net Investment Income (Loss)	74,368

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(76,668)
Futures	(2,273)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	905,608

Net Realized and Unrealized Gain (Loss)	826,667

Net Increase (Decrease) in Net Assets Resulting from Operations	$901,035

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld of $10.

See accompanying Notes to Financial Statements.

38

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Equity ETF		Dimensional U.S. Small Cap ETF
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$45,280	$78,939	$32,869	$49,547
Net Realized Gain (Loss) on:
Investment Securities Sold	(18,487)	(72,112)	(37,684)	(71,064)
In-Kind Transactions	45,600	73,834	424,155	213,343
Futures	(62)	—	428	273
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	362,571	(1,021,542)	(448,472)	(661,303)

Change in Net Assets Resulting from Operations	434,902	(940,881)	(28,704)	(469,204)

Distributions:
Total Distributions	(43,372)	(77,302)	(26,793)	(138,807)

Change in Net Assets Resulting from Distributions	(43,372)	(77,302)	(26,793)	(138,807)

Capital Share Transactions:
Shares Issued	334,487	537,391	1,027,682	1,290,719
Cost of Shares Redeemed	(56,676)	(86,185)	(615,494)	(294,832)

Change in Net Assets Resulting from Capital Share Transactions	277,811	451,206	412,188	995,887

Change in Net Assets	669,341	(566,977)	356,691	387,876
Net Assets:
Beginning of Period	5,474,263	6,041,240	4,678,114	4,290,238

End of Period	$6,143,604	$5,474,263	$5,034,805	$4,678,114

Share Transactions:
Issued	7,800	12,040	19,260	24,240
Redeemed	(1,320)	(1,880)	(11,550)	(5,700)

Change in Shares	6,480	10,160	7,710	18,540

See accompanying Notes to Financial Statements.

39

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Targeted Value ETF		Dimensional U.S. Core Equity 2 ETF
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$63,057	$102,037	$138,273	$210,383
Net Realized Gain (Loss) on:
Investment Securities Sold	(47,260)	(51,299)	(53,645)	(282,256)
In-Kind Transactions	438,485	822,794	163,559	321,057
Futures	(662)	—	(1,140)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(550,085)	(1,069,427)	678,554	(2,095,906)

Change in Net Assets Resulting from Operations	(96,465)	(195,895)	925,601	(1,846,722)

Distributions:
Total Distributions	(51,090)	(107,145)	(124,151)	(199,823)

Change in Net Assets Resulting from Distributions	(51,090)	(107,145)	(124,151)	(199,823)

Capital Share Transactions:
Shares Issued	1,184,912	2,280,354	2,742,447	3,421,282
Cost of Shares Redeemed	(645,899)	(1,238,223)	(191,265)	(394,942)

Change in Net Assets Resulting from Capital Share Transactions	539,013	1,042,131	2,551,182	3,026,340

Change in Net Assets	391,458	739,091	3,352,632	979,795
Net Assets:
Beginning of Period	7,188,295	6,449,204	15,437,733	14,457,938

End of Period	$7,579,753	$7,188,295	$18,790,365	$15,437,733

Share Transactions:
Issued	26,150	51,500	109,000	134,100
Redeemed	(14,400)	(28,050)	(7,700)	(16,100)

Change in Shares	11,750	23,450	101,300	118,000

See accompanying Notes to Financial Statements.

40

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Marketwide Value ETF (a)		Dimensional International Value ETF
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$87,714	$148,207	$104,826	$162,521
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(16,698)	(56,543)	(1,983)	33,507
In-Kind Transactions	753,436	457,312	—	—
Futures	(660)	—	(2,204)	2,060
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(698,868)	(1,068,720)	754,952	(777,475)

Change in Net Assets Resulting from Operations	124,924	(519,744)	855,591	(579,387)

Distributions:
Total Distributions	(68,303)	(137,580)	(64,633)	(175,333)

Change in Net Assets Resulting from Distributions	(68,303)	(137,580)	(64,633)	(175,333)

Capital Share Transactions:
Shares Issued	1,399,424	1,137,436	796,705	895,407
Dividends Reinvested	—	63,135	—	—
Cost of Shares Redeemed	(1,007,922)	(960,008)	—	—

Change in Net Assets Resulting from Capital Share Transactions	391,502	240,563	796,705	895,407

Change in Net Assets	448,123	(416,761)	1,587,663	140,687
Net Assets:
Beginning of Period	7,904,011	8,320,772	3,757,656	3,616,969

End of Period	$8,352,134	$7,904,011	$5,345,319	$3,757,656

Share Transactions:
Issued	41,150	34,127	25,350	28,500
Issued In-Kind	—	1,736	—	—
Redeemed	(29,700)	(28,628)	—	—

Change in Shares	11,450	7,235	25,350	28,500

(a)

During the fiscal year 2022, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

41

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional World ex U.S. Core Equity 2 ETF
	Six months ended April 30, 2023	Year ended October 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$74,368	$153,082
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*,**	(76,668)	(37,397)
In-Kind Transactions	—	10,196
Futures	(2,273)	974
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	905,608	(1,339,804)

Change in Net Assets Resulting from Operations	901,035	(1,212,949)

Distributions:
Total Distributions	(52,680)	(156,347)

Change in Net Assets Resulting from Distributions	(52,680)	(156,347)

Capital Share Transactions:
Shares Issued	464,058	1,043,843
Cost of Shares Redeemed	—	(26,868)

Change in Net Assets Resulting from Capital Share Transactions	464,058	1,016,975

Change in Net Assets	1,312,413	(352,321)
Net Assets:
Beginning of Period	4,312,083	4,664,404

End of Period	$5,624,496	$4,312,083

Share Transactions:
Issued	21,000	44,000
Redeemed	—	(1,400)

Change in Shares	21,000	42,600

*	Net of foreign capital gain taxes withheld of $10.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $94.

See accompanying Notes to Financial Statements.

42

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Equity ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$42.06	$50.34	$35.43	$32.60	$29.44	$28.01

Income From Investment Operations (a)
Net Investment Income (Loss)	0.34	0.63	0.54	0.53	0.52	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	2.89	(8.29)	14.91	2.83	3.25	1.40

Total from Investment Operations	3.23	(7.66)	15.45	3.36	3.77	1.87

Less Distributions:
Net Investment Income	(0.33)	(0.62)	(0.54)	(0.53)	(0.56)	(0.44)
Net Realized Gains	—	—	—	—	(0.05)	—

Total Distributions	(0.33)	(0.62)	(0.54)	(0.53)	(0.61)	(0.44)

Net Asset Value, End of Period	$44.96	$42.06	$50.34	$35.43	$32.60	$29.44

Total Return at NAV (b)(c)	7.73%	(15.30)%	43.83%	10.47%	13.03%	6.68%

Total Return at Market (c)(d)	7.62%	(15.19)%	43.80%	—%	—%	—%

Net Assets, End of Year (thousands)	$6,143,604	$5,474,263	$6,041,240	$4,197,993	$4,010,197	$3,562,284
Ratio of Expenses to Average Net Assets (e)	0.09%	0.09%	0.17%	0.22%	0.22%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.09%	0.09%	0.17%	0.22%	0.23%	0.21%
Ratio of Net Investment Income to Average Net Assets (e)	1.58%	1.39%	1.21%	1.57%	1.71%	1.58%
Portfolio Turnover Rate (c)(f)	1%	4%	1%	2%	2%	1%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Small Cap ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$52.10	$60.22	$38.59	$42.03	$42.82	$44.35

Income From Investment Operations (a)
Net Investment Income (Loss)	0.34	0.62	0.55	0.40	0.41	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.52)^	(6.88)	21.53	(2.74)	0.35	(0.30)

Total from Investment Operations	(0.18)	(6.26)	22.08	(2.34)	0.76	0.09

Less Distributions:
Net Investment Income	(0.28)	(0.57)	(0.45)	(0.39)	(0.38)	(0.38)
Net Realized Gains	—	(1.29)	—	(0.71)	(1.17)	(1.24)

Total Distributions	(0.28)	(1.86)	(0.45)	(1.10)	(1.55)	(1.62)

Net Asset Value, End of Period	$51.64	$52.10	$60.22	$38.59	$42.03	$42.82

Total Return at NAV (b)(c)	(0.34)%	(10.58)%	57.38%	(5.68)%	2.18%	0.12%

Total Return at Market (c)(d)	(0.45)%	(10.55)%	57.51%	—%	—%	—%

Net Assets, End of Year (thousands)	$5,034,805	$4,678,114	$4,290,238	$2,717,143	$3,115,850	$2,985,680
Ratio of Expenses to Average Net Assets (e)	0.26%	0.28%	0.39%	0.46%	0.50%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.26%	0.28%	0.39%	0.46%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets (e)	1.31%	1.15%	1.00%	1.04%	0.99%	0.86%
Portfolio Turnover Rate (c)(f)	1%	9%	11%	12%	11%	12%

See page 3 for the Definitions of Abbreviations and Footnotes.

^

Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying Notes to Financial Statements.

44

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Targeted Value ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$44.32	$46.49	$28.37	$34.02	$35.17	$37.94

Income From Investment Operations (a)
Net Investment Income (Loss)	0.37	0.68	0.64	0.45	0.45	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.81)	(2.13)	18.00	(5.03)	0.05	(1.33)

Total from Investment Operations	(0.44)	(1.45)	18.64	(4.58)	0.50	(0.92)

Less Distributions:
Net Investment Income	(0.30)	(0.69)	(0.52)	(0.43)	(0.43)	(0.40)
Net Realized Gains	—	(0.03)	—	(0.64)	(1.22)	(1.45)

Total Distributions	(0.30)	(0.72)	(0.52)	(1.07)	(1.65)	(1.85)

Net Asset Value, End of Period	$43.58	$44.32	$46.49	$28.37	$34.02	$35.17

Total Return at NAV (b)(c)	(0.99)%	(3.07)%	65.98%	(13.70)%	1.93%	(2.66)%

Total Return at Market (c)(d)	(1.17)%	(3.05)%	66.13%	—%	—%	—%

Net Assets, End of Year (thousands)	$7,579,753	$7,188,295	$6,449,204	$3,868,490	$4,743,286	$4,603,040
Ratio of Expenses to Average Net Assets (e)	0.28%	0.29%	0.38%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.28%	0.29%	—%	—%	—%	—%
Ratio of Net Investment Income to Average Net Assets (e)	1.66%	1.52%	1.53%	1.55%	1.36%	1.07%
Portfolio Turnover Rate (c)(f)	1%	8%	6%	14%	24%	14%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Core Equity 2 ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$24.43	$28.13	$19.42	$19.24	$17.87	$17.56

Income From Investment Operations (a)
Net Investment Income (Loss)	0.20	0.37	0.32	0.30	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17	(3.72)	8.67	0.51	1.48	0.44

Total from Investment Operations	1.37	(3.35)	8.99	0.81	1.78	0.72

Less Distributions:
Net Investment Income	(0.18)	(0.35)	(0.28)	(0.28)	(0.31)	(0.27)
Net Realized Gains	—	—	—	(0.35)	(0.10)	(0.14)

Total Distributions	(0.18)	(0.35)	(0.28)	(0.63)	(0.41)	(0.41)

Net Asset Value, End of Period	$25.62	$24.43	$28.13	$19.42	$19.24	$17.87

Total Return at NAV (b)(c)	5.68%	(11.95)%	46.47%	4.31%	10.25%	4.05%

Total Return at Market (c)(d)	5.75%	(12.01)%	46.57%	—%	—%	—%

Net Assets, End of Year (thousands)	$18,790,365	$15,437,733	$14,457,938	$9,529,122	$10,121,793	$9,113,032
Ratio of Expenses to Average Net Assets (e)	0.17%	0.17%	0.21%	0.24%	0.25%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.17%	0.17%	0.21%	0.24%	0.25%	0.23%
Ratio of Net Investment Income to Average Net Assets (e)	1.62%	1.43%	1.25%	1.59%	1.64%	1.49%
Portfolio Turnover Rate (c)(f)	1%	6%	2%	3%	6%	1%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

46

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional US Marketwide Value ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$33.44	$36.32	$25.06	$28.74	$28.02	$28.30

Income From Investment Operations (a)
Net Investment Income (Loss)	0.36	0.64	0.54	0.57	0.60	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	0.19	(2.93)	11.26	(3.22)	1.66	0.63

Total from Investment Operations	0.55	(2.29)	11.80	(2.65)	2.26	1.21

Less Distributions:
Net Investment Income	(0.28)	(0.59)	(0.54)	(0.55)	(0.56)	(0.54)
Net Realized Gains	—	—	—	(0.48)	(0.98)	(0.95)

Total Distributions	(0.28)	(0.59)	(0.54)	(1.03)	(1.54)	(1.49)

Net Asset Value, End of Period	$33.71	$33.44	$36.32	$25.06	$28.74	$28.02

Total Return at NAV (b)(c)	1.65%	(6.28)%	47.30%	(9.41)%	8.82%	4.27%

Total Return at Market (c)(d)	1.70%	(6.29)%	—%	—%	—%	—%

Net Assets, End of Year (thousands)	$8,352,134	$7,904,011	$8,320,772	$1,563,787	$1,917,021	$1,841,678
Ratio of Expenses to Average Net Assets (e)	0.21%	0.22%	0.23%	0.24%	0.24%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.21%	0.22%	0.41%	0.44%	0.44%	0.42%
Ratio of Net Investment Income to Average Net Assets (e)	2.14%	1.86%	1.62%	2.18%	2.18%	1.98%
Portfolio Turnover Rate (c)(f)	1%	3%	—%	N/A	N/A	N/A

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

47

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional International Value ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$27.70	$33.76	$11.67	$14.61	$14.61	$16.39

Income From Investment Operations (a)
Net Investment Income (Loss)	0.70	1.34	0.78	0.30	0.51	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	5.24	(5.95)	22.06	(2.88)	(0.01)	(1.79)

Total from Investment Operations	5.94	(4.61)	22.84	(2.58)	0.50	(1.32)

Less Distributions:
Net Investment Income	(0.44)	(1.45)	(0.75)	(0.36)	(0.50)	(0.46)

Total Distributions	(0.44)	(1.45)	(0.75)	(0.36)	(0.50)	(0.46)

Net Asset Value, End of Period	$33.20	$27.70	$33.76	$11.67	$14.61	$14.61

Total Return at NAV (b)(c)	21.57%	(13.97)%	48.18%	(17.77)%	3.52%	(8.27)%

Total Return at Market (c)(d)	21.75%	(14.08)%	48.68%	—%	—%	—%

Net Assets, End of Year (thousands)	$5,345,319	$3,757,656	$3,616,969	$2,392,708	$3,821,142	$3,668,647
Ratio of Expenses to Average Net Assets (e)	0.27%	0.29%	0.48%	0.52%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.27%	0.29%	0.48%	0.52%	0.55%	0.53%
Ratio of Net Investment Income to Average Net Assets (e)	4.48%	4.31%	3.34%	2.34%	3.58%	2.89%
Portfolio Turnover Rate (c)(f)	3%	12%	14%	16%	17%	21%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

48

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional World ex U.S. Core Equity 2 ETF
	Six Months ended April 30, 2023	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$19.62	$26.32	$9.91	$10.64	$10.11	$11.53

Income From Investment Operations (a)
Net Investment Income (Loss)	0.32	0.76	0.45	0.22	0.30	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	3.65	(6.69)	16.41	(0.72)	0.53	(1.44)

Total from Investment Operations	3.97	(5.93)	16.86	(0.50)	0.83	(1.15)

Less Distributions:
Net Investment Income	(0.23)	(0.77)	(0.45)	(0.23)	(0.30)	(0.27)

Total Distributions	(0.23)	(0.77)	(0.45)	(0.23)	(0.30)	(0.27)

Net Asset Value, End of Period	$23.36	$19.62	$26.32	$9.91	$10.64	$10.11

Total Return at NAV (b)(c)	20.32%	(22.87)%	35.23%	(4.69)%	8.40%	(10.19)%

Total Return at Market (c)(d)	20.59%	(22.69)%	35.23%	—%	—%	—%

Net Assets, End of Year (thousands)	$5,624,496	$4,312,083	$4,664,404	$3,194,338	$3,957,333	$3,348,703
Ratio of Expenses to Average Net Assets (e)	0.28%	0.30%	0.36%	0.36%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.29%	0.30%	0.39%	0.36%	0.38%	0.36%
Ratio of Net Investment Income to Average Net Assets (e)	2.87%	3.28%	2.39%	2.17%	2.95%	2.47%
Portfolio Turnover Rate (c)(f)	2%	8%	10%	8%	8%	6%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

49

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2023, the Trust is comprised of thirty operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional U.S. Equity ETF	US Equity ETF
Dimensional U.S. Small Cap ETF	US Small Cap ETF
Dimensional U.S. Targeted Value ETF	US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF	US Core Equity 2 ETF
Dimensional US Marketwide Value ETF	US Marketwide Value ETF
Dimensional International Value ETF	International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF	World ex US Core Equity 2 ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Fund identified below as the “Acquiring Fund” became a series of the Trust as of the date indicated following a reorganization (the “Reorganization”), pursuant to an Agreement and Plan of Reorganization dated as shown below, which resulted in the conversion of the corresponding “Target Fund” organized as a mutual fund to an ETF. The Acquiring Fund was established as a “shell” fund, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Fund and continuing the operations of the Target Fund as an ETF. The Acquiring Fund had no performance history prior to the Reorganization.

Acquiring Funds	Target Fund	Date
US Marketwide Value ETF	Tax –Managed U.S. Marketwide	May 6, 2022
Value Portfolio

The Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Fund of equivalent aggregate net asset value.

Fees and expenses incurred to effect the Reorganization were borne by the Target Fund. The Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to the Acquiring Fund. There are no material differences in accounting policies of the Target Fund as compared to the Acquiring Fund.

The Acquiring Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Fund did not affect the Acquiring Fund’s portfolio turnover ratios for the year ended October 31, 2022.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

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B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

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Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the World ex U.S. Core Equity 2 ETF and the International Value ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation

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(depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

7. OTHER

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. World ex US Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

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C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2023 was as follows (amounts in thousands):

Futures*
US Small Cap ETF	$828
International Value ETF	3,057
World ex US Core Equity 2 ETF	1,190

*	Average Notional Value of futures contracts

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Summary of Derivative Instruments:

The following summary of the realized gains and losses from derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2023 (amounts in thousands):

Realized Gain (Loss) from:
Futures (1)
Equity Risk Exposure:
US Equity ETF	$(62)
US Small Cap ETF	428
US Targeted Value ETF	(662)
US Core Equity 2 ETF	(1,140)
US Marketwide Value ETF	(660)
International Value ETF	(2,204)
World ex US Core Equity 2 ETF	(2,273)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

Currency Rate Risk Exposure:

The International Funds had limited activity in forward foreign currency contracts during the period ended April 30, 2023 and no such contracts were outstanding as of April 30, 2023. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended April 30, 2023, and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

For the period ended April 30, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

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Management Fee
US Equity ETF	0.08%
US Small Cap ETF	0.25%
US Targeted Value ETF	0.27%
US Core Equity 2 ETF	0.16%
US Marketwide Value ETF	0.20%
International Value ETF	0.25%
World ex US Core Equity 2 ETF	0.25%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024, and may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/ expenses assumed during the period ended April 30, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
US Equity ETF (1)	0.22%	$—	$—	$—
US Core Equity 2 ETF (2)	0.30%	—	—	—
US Marketwide Value ETF (2)	0.24%	—	—	—
World ex US Core Equity 2 ETF (3)	0.39%	—	—	—

(1)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Equity ETF	$19
US Small Cap ETF	18
US Targeted Value ETF	24
US Core Equity 2 ETF	52
US Marketwide Value ETF	25
International Value ETF	75
World ex US Core Equity 2 ETF	76

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Fund listed above. Prior to the Reorganization, State Street Bank and Trust Company provided accounting and administration services, dividend disbursing, and transfer agent services for the Target Fund.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the period ended April 30, 2023, the total related amounts paid by the Trust to the CCO was $11 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US Equity ETF	$8
US Small Cap ETF	7
US Targeted Value ETF	10
US Core Equity 2 ETF	22
US Marketwide Value ETF	11
International Value ETF	6
World ex US Core Equity 2 ETF	7

F. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021 and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Equity ETF
2021	$63,460	$—	$—	$63,460
2022	77,302	—	—	77,302

US Small Cap ETF
2021	31,370	—	—	31,370
2022	45,954	92,853	—	138,807

US Targeted Value ETF
2021	69,616	—	—	69,616
2022	102,520	4,625	—	107,145

US Core Equity 2 ETF
2021	138,569	—	—	138,569
2022	199,823	—	—	199,823

US Marketwide Value ETF
2021	33,697	—	—	33,697
2022	137,580	—	—	137,580

International Value ETF
2021	81,899	—	—	81,899
2022	175,333	—	—	175,333

World ex US Core Equity 2 ETF
2021	79,477	—	—	79,477
2022	156,347	—	—	156,347

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short Term Capital Gains	Long-Term Capital Gains	Total
US Equity ETF	$(678)	$—	$(678)
US Small Cap ETF	(1,184)	—	(1,184)
US Targeted Value ETF	(7,946)	—	(7,946)
US Core Equity 2 ETF	(8,475)	—	(8,475)
US Marketwide Value ETF	(14,681)	—	(14,681)
International Value ETF	—	—	—
World ex US Core Equity 2 ETF	(172,215)	—	(172,215)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
US Equity ETF	$7,956	$—	$(94,466)	$3,233,290	$3,146,780
US Small Cap ETF	—	—	(67,052)	1,756,972	1,689,920
US Targeted Value ETF	—	—	(47,255)	2,230,263	2,183,008
US Core Equity 2 ETF	15,581	—	(295,374)	6,569,067	6,289,274
US Marketwide Value ETF	222	—	(62,897)	383,242	320,567
International Value ETF	19,637	—	(384,832)	(86,857)	(452,052)
World ex US Core Equity 2 ETF	23,544	—	(118,692)	(135,783)	(230,931)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Equity ETF	$94,466	$94,466
US Small Cap ETF	67,052	67,052
US Targeted Value ETF	47,255	47,255
US Core Equity 2 ETF	295,374	295,374
US Marketwide Value ETF	62,897	62,897
International Value ETF	384,832	384,832
World ex US Core Equity 2 ETF	118,692	118,692

During the year ended October 31, 2022, the following Fund used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Value ETF	$35,695

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As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity ETF	$2,648,649	$3,628,632	$(32,772)	$3,595,860
US Small Cap ETF	4,008,908	1,498,946	(190,547)	1,308,399
US Targeted Value ETF	6,325,998	2,041,141	(360,975)	1,680,166
US Core Equity 2 ETF	12,036,820	7,446,780	(199,159)	7,247,621
US Marketwide Value ETF	5,129,209	3,396,956	(161,026)	3,235,930
International Value ETF	4,733,572	903,796	(235,789)	668,007
World ex US Core Equity 2 ETF	4,917,069	1,222,997	(453,633)	769,364

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of April 30, 2023, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Value ETF	$6,798
World ex US Core Equity 2 ETF	47,449

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
US Equity ETF
Common Stocks	$113,016	$—	$—	$—	$113,016
US Small Cap ETF
Common Stocks	285,714	—	—	—	285,714
US Targeted Value
Common Stocks	431,709	—	—	—	431,709
US Core Equity 2 ETF
Common Stocks	518,557	—	—	—	518,557
US Marketwide Value
Common Stocks	33,571	—	—	—	33,571
International Value ETF
Common Stocks	110,283	—	—	—	110,283
World ex US Core Equity 2 ETF
Common Stocks	105,769	—	—	—	105,769

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended April 30, 2023, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Equity ETF	$5,881	$198	$(215)
US Small Cap ETF	8,452	8,002	(6,953)
US Targeted Value ETF	31,088	12,397	(7,890)
US Core Equity 2 ETF	28,578	2,621	(2,751)

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	Purchases	Sales	Realized Gain (Loss)
US Marketwide Value ETF	37,106	4,288	(2,536)
International Value ETF	18,986	15,387	(1,589)
World ex US Core Equity 2 ETF	10,730	7,074	(8,606)

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$44,914	$39,725
US Small Cap ETF	84,801	54,315
US Targeted Value ETF	105,865	62,713
US Core Equity 2 ETF	178,761	109,630
US Marketwide Value ETF	100,999	44,014
International Value ETF	281,621	158,352
World ex US Core Equity 2 ETF	282,898	88,342

In-kind transactions for the period ended April 30, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$329,887	$56,592
US Small Cap ETF	1,002,743	611,225
US Targeted Value ETF	1,155,027	643,756
US Core Equity 2 ETF	2,687,619	190,329
US Marketwide Value ETF	1,343,650	1,004,078
International Value ETF	686,608	—
World ex US Core Equity 2 ETF	266,850	—

There were no purchases or sales of U.S. government securities during the period ended April 30, 2023.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

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K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the period ended April 30, 2023, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 4/30/23
US Targeted Value ETF	5.08%	$451	3	$—	$451	$—
US Core Equity 2 ETF	5.08%	1,050	5	1	1,238	—
International Value ETF	5.23%	532	6	—	651	—
World ex US Core Equity 2 ETF	2.51%	658	3	—	911	—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

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In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Equity ETF	1	100%
US Small Cap ETF	1	100%
US Targeted Value ETF	1	100%
US Core Equity 2 ETF	1	100%
US Marketwide Value ETF	1	100%
International Value ETF	1	100%
World ex US Core Equity 2 ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s Website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043023-017S

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional Core Fixed Income ETF

Dimensional Short-Duration Fixed Income ETF

Dimensional Inflation-Protected Securities ETF

Dimensional National Municipal Bond ETF

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

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DIMENSIONAL ETF TRUST

Semi-Annual Report

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Schedules of Investments

Investment Abbreviations

AGM	Assured Guaranty Corporation
AUD	Australian Dollars
BAM	Build America Mutual
CNTY GTD	County Guarantee
COP	Certificate of Participation
ETM	Escrowed to Maturity
EUR	Euro
GO	General Obligation
GBP	British Pounds
MTN	Medium-Term Note
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SA	Special Assessment
SCH BD GTY	School Board Guarantee
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations
ST INTERCEPT	State Intercept
TBA	To Be Announced purchase or sale commitment. Security is subject to delayed delivery.

Investment Footnotes
†	See Note B to Financial Statements
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate)
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited
#	Total or Partial Securities on Loan
§	Affiliated Fund
^	Denominated in USD, unless otherwise noted.
@	Security purchased with cash collateral received from Securities on Loan
±	Face Amount of security is not adjusted for inflation

3

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

(a)	Computed using average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. The composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

4

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES		For the period ended April 30, 2023
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional Core Fixed Income ETF
Actual Fund Return	$1,000.00	$1,073.70	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90
Dimensional Short-Duration Fixed Income ETF
Actual Fund Return	$1,000.00	$1,038.50	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
Dimensional Inflation-Protected Securities ETF
Actual Fund Return	$1,000.00	$1,050.40	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

Dimensional National Municipal Bond ETF	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period (a)
Actual Fund Return	$1,000.00	$1,040.10	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

6

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 30, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http:// www.sec.gov.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Core Fixed Income ETF
Communication Services	1.3%
Consumer Discretionary	2.8%
Consumer Staples	1.9%
Energy	3.9%
Financials	20.6%
Foreign Government	0.5%
Health Care	2.2%
Industrials	2.1%
Information Technology	2.8%
Materials	0.9%
Real Estate	2.9%
Sovereign Bond	0.9%
U.S. Government	55.2%
Utilities	2.0%

100.0%

Dimensional Short-Duration Fixed Income ETF
Commercial Paper	0.1%
Communication Services	1.5%
Consumer Discretionary	4.2%
Consumer Staples	2.0%
Energy	4.8%
Financials	40.7%
Foreign Government	1.6%
Health Care	5.2%
Industrials	4.3%
Information Technology	3.8%
Materials	2.9%
Real Estate	5.3%
Sovereign Bond	3.5%
U.S. Government	16.8%
Utilities	3.3%

100.0%

Dimensional Inflation-Protected Securities ETF
U.S. Government	100.0%

100.0%

Dimensional National Municipal Bond ETF
Investment Company	0.5%
Airport	0.5%
Bond Bank	0.1%
Development	0.4%
Education	2.9%
General	8.6%
General Obligation	44.1%
Higher Education	2.6%
Medical	4.5%
Power	3.0%
School District	19.4%
Transportation	4.4%
Utilities	3.0%
Water	6.0%

100.0%

7

DIMENSIONAL CORE FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount ^	Value†
	(000)
AGENCY OBLIGATIONS — (23.2%)
Federal Farm Credit Banks Funding Corp.
3.500%, 12/20/23	250	$247,454
0.230%, 01/19/24	350	338,501
0.750%, 12/16/26	56	49,611
Federal Home Loan Banks
3.375%, 09/08/23	550	546,929
0.500%, 11/09/23	750	732,110
3.375%, 12/08/23	835	827,668
2.250%, 12/08/23	700	689,353
2.500%, 12/08/23	430	423,507
0.625%, 12/22/23	230	223,904
2.500%, 02/13/24	55	53,992
2.125%, 02/28/24	1,000	977,289
2.375%, 03/08/24	1,200	1,174,198
3.250%, 03/08/24	2,560	2,525,166
2.875%, 06/14/24	810	794,091
3.125%, 09/12/25	195	190,547
3.000%, 09/11/26	125	121,515
2.500%, 12/10/27	25	23,670
3.250%, 06/09/28	265	259,032
3.250%, 11/16/28	215	211,526
5.500%, 07/15/36	100	115,680
Federal Home Loan Mortgage Corp.
2.750%, 06/19/23	250	249,223
0.250%, 08/24/23	1,700	1,673,893
0.250%, 09/08/23	1,349	1,325,863
0.125%, 10/16/23	350	342,149
0.250%, 11/06/23	1,500	1,462,890
0.250%, 12/04/23	4,607	4,479,641
6.750%, 09/15/29	440	513,776
4.700%, 11/15/38	130	67,186
Federal National Mortgage Association
0.250%, 07/10/23	1,700	1,684,638
2.875%, 09/12/23	19	18,854
0.250%, 11/27/23	1,508	1,468,015
2.500%, 02/05/24	450	441,567
0.625%, 04/22/25	100	93,295
2.125%, 04/24/26	227	216,502
1.875%, 09/24/26	142	133,592
6.250%, 05/15/29	49	55,769
7.125%, 01/15/30	43	51,565
5.625%, 07/15/37	60	70,797
2.000%, 05/25/38, 15YR TBA	184,269	166,302,772
2.500%, 05/25/38, 15YR TBA	151,703	140,971,198

		Face Amount ^	Value†
		(000)
Federal National Mortgage Association
	3.000%, 05/25/53, 30YR TBA	190,145	$170,788,834
	2.500%, 05/25/53, 30YR TBA	193,290	167,358,183
	2.000%, 05/25/53, 30YR TBA	19,333	16,083,017
Government National Mortgage Association
	3.000%, 05/20/53, 30YR TBA	49,351	45,032,788
	3.500%, 05/20/53, 30YR TBA	93,934	88,173,203
TOTAL AGENCY OBLIGATIONS			819,584,953

BONDS — (44.4%)
AUSTRALIA — (1.5%)
ANZ New Zealand Int’l, Ltd.
Ω	3.400%, 03/19/24	2,090	2,057,739
#Ω	1.250%, 06/22/26	710	639,983
Ω	3.450%, 01/21/28	438	413,478
APA Infrastructure, Ltd.
Ω	4.200%, 03/23/25	2,492	2,446,072
ASB Bank, Ltd.
#Ω	3.125%, 05/23/24	998	976,877
#Ω	1.625%, 10/22/26	275	247,365
Ω	2.375%, 10/22/31	355	289,205
Bank of New Zealand
Ω	3.500%, 02/20/24	885	872,658
#Ω	2.000%, 02/21/25	858	813,505
Ω	2.870%, 01/27/32	322	275,337
BHP Billiton Finance USA, Ltd.
	4.125%, 02/24/42	85	77,528
BHP Billiton Finance, Ltd.
	3.000%, 05/29/24, MTN	500	548,208
Commonwealth Bank of Australia
Ω	3.350%, 06/04/24	880	867,056
Ω	1.125%, 06/15/26	1,116	1,005,610
#Ω	1.875%, 09/15/31	46	38,126
Glencore Funding LLC
Ω	4.625%, 04/29/24	2,289	2,266,508
Ω	1.625%, 09/01/25	641	591,913
Ω	1.625%, 04/27/26	315	285,750
Ω	4.000%, 03/27/27	352	340,461
Ω	4.875%, 03/12/29	768	761,211
	4.875%, 03/12/29	221	219,046
#Ω	2.500%, 09/01/30	874	732,528
	2.500%, 09/01/30	490	410,685
Ω	2.850%, 04/27/31	3,751	3,168,100
Ω	2.625%, 09/23/31	680	563,768

8

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
AUSTRALIA — (Continued)
Macquarie Bank, Ltd.
Ω	2.300%, 01/22/25	212	$202,898
Ω	3.900%, 01/15/26	579	567,227
Macquarie Group, Ltd.
Ω	6.207%, 11/22/24	3,425	3,466,740
National Australia Bank, Ltd.
#Ω	1.388%, 01/12/25	360	340,892
	3.900%, 05/30/25, MTN	800	526,034
	4.650%, 11/25/25, MTN	9,020	6,032,092
	4.950%, 11/25/27, MTN	10,000	6,783,776
Rio Tinto Finance USA, Ltd.
	5.200%, 11/02/40	665	687,412
Telstra Corp., Ltd.
Ω	3.125%, 04/07/25	175	170,064
Westpac Banking Corp.
	3.300%, 02/26/24	883	872,289
	1.019%, 11/18/24	175	165,332
	2.350%, 02/19/25	709	680,242
	2.850%, 05/13/26	1,041	989,992
	1.150%, 06/03/26	282	254,198
	3.400%, 01/25/28	77	73,580
	2.650%, 01/16/30	194	173,843
Westpac Securities NZ, Ltd.
	0.427%, 12/14/26, MTN	9,142	8,948,219

TOTAL AUSTRALIA			51,843,547

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	3.125%, 11/07/23	553	547,400
	0.500%, 09/16/24	887	840,059
	0.375%, 09/17/25	125	114,717

TOTAL AUSTRIA			1,502,176

BELGIUM — (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
	4.750%, 01/23/29	97	99,197
#	4.900%, 01/23/31	70	72,995
	4.375%, 04/15/38	263	253,912
	5.450%, 01/23/39	1,135	1,206,183
	4.350%, 06/01/40	238	226,112
	4.950%, 01/15/42	147	147,336
Dexia Credit Local SA
	0.010%, 01/22/27, MTN	10,300	10,125,453

TOTAL BELGIUM			12,131,188

CANADA — (2.8%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	684	647,879
Ω	2.950%, 01/25/30	99	86,514
Bank of Montreal
	0.450%, 12/08/23	192	186,564
	3.300%, 02/05/24, MTN	2,879	2,832,894
	2.150%, 03/08/24, MTN	828	805,692
#	2.500%, 06/28/24, MTN	4,541	4,397,447
	0.625%, 07/09/24, MTN	6,441	6,105,365

	Face Amount ^	Value†
	(000)
CANADA — (Continued)
4.250%, 09/14/24, MTN	2,039	$2,012,409
1.500%, 01/10/25, MTN	909	856,157
1.850%, 05/01/25, MTN	391	368,193
1.250%, 09/15/26, MTN	366	326,056
2.650%, 03/08/27, MTN	287	266,489
Bank of Nova Scotia (The)
3.400%, 02/11/24	1,155	1,136,411
0.700%, 04/15/24	600	572,522
0.500%, 04/30/24, MTN	800	854,760
0.650%, 07/31/24	283	267,315
1.450%, 01/10/25	662	622,535
# 2.200%, 02/03/25	229	217,839
3.450%, 04/11/25	340	329,883
1.300%, 06/11/25	808	746,184
1.050%, 03/02/26	255	228,798
4.850%, 02/01/30	340	339,504
2.150%, 08/01/31	170	138,996
Barrick North America Finance LLC
5.700%, 05/30/41	90	94,678
Brookfield Finance, Inc.
4.000%, 04/01/24	175	171,639
3.900%, 01/25/28	28	26,392
4.850%, 03/29/29	337	331,490
4.350%, 04/15/30	124	117,478
2.724%, 04/15/31	5	4,198
Canadian Imperial Bank of Commerce
0.950%, 06/23/23	50	49,679
3.500%, 09/13/23	350	347,729
0.500%, 12/14/23	260	252,266
3.100%, 04/02/24	3,916	3,831,617
1.000%, 10/18/24	1,272	1,200,085
2.250%, 01/28/25	735	701,219
3.300%, 04/07/25	914	883,141
0.950%, 10/23/25	200	182,145
1.250%, 06/22/26	1,174	1,054,582
3.450%, 04/07/27	186	177,566
# 3.600%, 04/07/32	172	158,613
Canadian Natural Resources, Ltd.
3.900%, 02/01/25	364	356,355
2.050%, 07/15/25	107	100,687
3.850%, 06/01/27	463	444,528
2.950%, 07/15/30	375	329,604
7.200%, 01/15/32	466	511,805
6.450%, 06/30/33	2,141	2,234,188
5.850%, 02/01/35	143	144,144
6.250%, 03/15/38	1,214	1,294,577
Canadian Pacific Railway Co.
7.125%, 10/15/31	34	38,963
CDP Financial, Inc.
1.125%, 04/06/27	2,400	2,438,101
Cenovus Energy, Inc.
5.250%, 06/15/37	77	74,012
6.800%, 09/15/37	25	26,909

9

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	CANADA — (Continued)
	6.750%, 11/15/39	126	$136,815
	Emera US Finance, LP
	0.833%, 06/15/24	2,397	2,270,867
	2.639%, 06/15/31	99	80,467
	Enbridge Energy Partners LP
	7.500%, 04/15/38	183	212,880
	5.500%, 09/15/40	558	539,902
	Enbridge, Inc.
	2.150%, 02/16/24	397	386,788
	3.500%, 06/10/24	298	293,395
	2.500%, 01/15/25	141	135,489
	Export Development Canada
	2.625%, 02/21/24	500	490,897
	Fairfax Financial Holdings, Ltd.
	4.850%, 04/17/28	4,897	4,817,135
#	4.625%, 04/29/30	1,162	1,110,755
	3.375%, 03/03/31	2,220	1,888,209
Ω	5.625%, 08/16/32	565	559,294
	ITC Holdings Corp.
	3.650%, 06/15/24	820	806,068
Ω	2.950%, 05/14/30	638	565,311
	Kinross Gold Corp.
	5.950%, 03/15/24	211	211,075
	4.500%, 07/15/27	161	159,180
	Magna International, Inc.
	3.625%, 06/15/24	1,025	1,007,570
	4.150%, 10/01/25	239	234,384
	2.450%, 06/15/30	467	402,736
	National Bank of Canada
	0.750%, 08/06/24	925	872,820
	Province of Alberta Canada
	3.350%, 11/01/23	220	218,044
	2.950%, 01/23/24	634	624,187
	1.875%, 11/13/24	650	624,278
	0.625%, 04/18/25	1,500	1,569,999
	Province of British Columbia Canada
	2.250%, 06/02/26	271	257,885
	0.900%, 07/20/26	190	172,955
	Province of Manitoba Canada
	2.600%, 04/16/24	195	190,842
	3.050%, 05/14/24	545	535,288
	2.125%, 06/22/26	80	75,636
	Province of Ontario Canada
	3.400%, 10/17/23	222	220,251
	3.050%, 01/29/24	715	704,607
	3.200%, 05/16/24	2,162	2,125,249
	2.500%, 04/27/26	113	108,196
	Province of Quebec Canada
	2.875%, 10/16/24	230	224,648
	0.600%, 07/23/25	154	142,617
	Rogers Communications, Inc.
	3.625%, 12/15/25	456	438,813
	7.500%, 08/15/38	220	249,298

		Face Amount ^	Value†
		(000)
CANADA — (Continued)
Royal Bank of Canada
	2.550%, 07/16/24	1,029	$998,591
	0.125%, 07/23/24	1,000	1,056,953
	3.970%, 07/26/24	500	493,195
	0.650%, 07/29/24	1,111	1,052,286
	1.150%, 06/10/25	949	880,605
Spectra Energy Partners, LP
	4.750%, 03/15/24	70	69,548
	3.500%, 03/15/25	227	220,547
Suncor Energy, Inc.
	7.150%, 02/01/32	5,227	5,795,815
	5.950%, 12/01/34	501	520,176
	6.800%, 05/15/38	362	398,789
	6.500%, 06/15/38	50	53,862
Thomson Reuters Corp.
	3.850%, 09/29/24	236	230,865
Toronto-Dominion Bank (The)
	2.350%, 03/08/24	1,505	1,465,752
	0.375%, 04/25/24, MTN	2,000	2,135,460
	2.650%, 06/12/24, MTN	1,464	1,422,845
	0.700%, 09/10/24	471	443,258
	4.285%, 09/13/24	350	346,058
	3.766%, 06/06/25	829	809,615
	0.750%, 01/06/26, MTN	340	305,487
	0.500%, 01/18/27, MTN	12,900	12,533,024
TransCanada PipeLines, Ltd.
	1.000%, 10/12/24	372	349,296
	4.250%, 05/15/28	128	125,197
	4.100%, 04/15/30	70	66,763
	2.500%, 10/12/31	32	26,479
	4.625%, 03/01/34	1,792	1,704,776
	5.600%, 03/31/34	65	65,967
	6.200%, 10/15/37	106	112,302
	7.625%, 01/15/39	1,390	1,655,436
	6.100%, 06/01/40	34	35,578

TOTAL CANADA			102,964,151

DENMARK — (0.3%)
Danske Bank A/S
Ω	5.375%, 01/12/24	2,518	2,494,248
Kommunekredit
	2.900%, 11/27/26, MTN	10,000	6,353,489

TOTAL DENMARK			8,847,737

FINLAND — (0.4%)
Nordea Bank Abp
Ω	3.750%, 08/30/23	1,400	1,391,342
Ω	0.625%, 05/24/24	3,775	3,586,786
Ω	1.500%, 09/30/26	4,507	4,013,777
	1.125%, 02/16/27, MTN	2,018	2,016,039
OP Corporate Bank PLC
	0.250%, 03/24/26, MTN	2,000	1,984,279

TOTAL FINLAND			12,992,223

10

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
FRANCE — (2.0%)
Arval Service Lease SA
	0.875%, 02/17/25, MTN	3,500	$3,636,321
Banque Federative du Credit Mutuel SA
Ω	3.750%, 07/20/23	914	910,130
Ω	0.650%, 02/27/24	4,647	4,466,282
Ω	2.375%, 11/21/24	1,015	969,031
Ω	0.998%, 02/04/25	3,028	2,808,667
	0.010%, 03/07/25, MTN	1,000	1,028,958
	1.000%, 05/23/25, MTN	500	522,025
#Ω	1.604%, 10/04/26	360	321,474
	1.250%, 05/26/27, MTN	800	798,278
	0.625%, 11/19/27, MTN	2,000	1,888,121
Banque Stellantis France SACA
	0.625%, 06/21/24	1,000	1,065,436
	3.882%, 01/22/25, MTN	6,800	7,030,215
BNP Paribas SA
Ω	3.800%, 01/10/24	216	212,817
	1.125%, 08/28/24, MTN	400	426,941
Ω	3.375%, 01/09/25	810	782,542
	1.250%, 03/19/25, MTN	600	632,570
Ω	4.400%, 08/14/28	2,205	2,141,350
BPCE SA
	4.000%, 04/15/24	10,206	10,045,591
	1.000%, 07/15/24	300	320,611
Ω	1.625%, 01/14/25	360	337,375
Ω	2.375%, 01/14/25	4,203	3,972,546
#	2.375%, 01/14/25	262	247,634
Ω	1.000%, 01/20/26	550	495,431
Ω	4.750%, 07/19/27	640	629,456
	3.250%, 01/11/28, MTN	300	275,011
Ω	5.125%, 01/18/28	380	380,603
Ω	2.700%, 10/01/29	1,070	943,241
Credit Agricole SA
Ω	3.875%, 04/15/24	2,198	2,161,619
Ω	3.250%, 10/04/24	340	329,636
	3.250%, 10/04/24, MTN	340	329,636
	1.375%, 05/03/27, MTN	500	504,670
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	1,495	1,431,598
Societe Generale SA
Ω	3.875%, 03/28/24	7,894	7,722,642
Ω	2.625%, 01/22/25	2,883	2,713,414
	2.625%, 01/22/25, MTN	440	414,118
	0.250%, 07/08/27, MTN	2,900	2,752,375
Ω	3.000%, 01/22/30	1,835	1,545,107
Societe Nationale SNCF SA
	4.375%, 04/15/26, MTN	2,000	2,274,586
TotalEnergies Capital International SA
	3.750%, 04/10/24	330	326,206
	3.455%, 02/19/29	75	71,727
	2.829%, 01/10/30	50	45,714

		Face Amount ^	Value†
		(000)
FRANCE — (Continued)
	2.986%, 06/29/41	279	$218,884

TOTAL FRANCE			70,130,589

GERMANY — (1.7%)
Bayer US Finance II LLC
Ω	3.375%, 07/15/24	50	48,877
Ω	4.250%, 12/15/25	310	303,951
Ω	4.375%, 12/15/28	500	485,142
Ω	4.625%, 06/25/38	400	366,701
BMW US Capital LLC
Ω	0.800%, 04/01/24	2,187	2,105,653
	0.800%, 04/01/24	470	452,518
Ω	3.150%, 04/18/24	100	98,280
Ω	0.750%, 08/12/24	107	101,673
#Ω	3.250%, 04/01/25	85	82,942
Ω	3.900%, 04/09/25	568	560,928
	2.800%, 04/11/26	75	71,966
Ω	2.800%, 04/11/26	395	379,020
Ω	3.450%, 04/01/27	50	48,612
Ω	3.300%, 04/06/27	50	48,010
#Ω	2.550%, 04/01/31	270	235,580
#Ω	3.700%, 04/01/32	275	258,859
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24	1,780	1,686,784
Ω	3.500%, 04/07/25	623	606,924
Ω	3.650%, 04/07/27	1,423	1,364,436
Daimler Truck International Finance BV
	1.250%, 04/06/25, MTN	3,500	3,695,556
Deutsche Bank AG
	0.898%, 05/28/24	2,826	2,667,532
	3.700%, 05/30/24	3,222	3,124,784
	3.700%, 05/30/24	142	137,676
	5.371%, 09/09/27	670	663,915
E.ON International Finance BV
Ω	6.650%, 04/30/38	2,450	2,704,617
EMD Finance LLC
Ω	3.250%, 03/19/25	529	512,956
FMS Wertmanagement
	2.750%, 01/30/24	295	290,057
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	860	754,189
Kreditanstalt fuer Wiederaufbau
	0.250%, 10/19/23	100	97,786
	0.250%, 03/08/24	6,189	5,950,465
	1.625%, 05/10/24	645	625,005
#	0.625%, 01/22/26	75	68,791
Landwirtschaftliche Rentenbank
#	3.125%, 11/14/23	434	429,747
	2.375%, 01/23/24, MTN	107	104,937
#	2.000%, 01/13/25	100	96,241
	0.500%, 05/27/25	100	92,659
	2.600%, 03/23/27, MTN	4,000	2,538,544

11

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24	1,001	$987,171
Ω	0.750%, 03/01/24	5,779	5,571,470
Ω	2.700%, 06/14/24	3,330	3,247,132
	3.250%, 08/01/24	400	392,055
Ω	3.250%, 08/01/24	1,218	1,193,807
Ω	2.125%, 03/10/25	1,160	1,103,723
#Ω	3.300%, 05/19/25	590	572,921
Ω	3.500%, 08/03/25	478	467,023
Ω	1.450%, 03/02/26	1,937	1,779,508
#Ω	3.750%, 02/22/28	160	154,616
	8.500%, 01/18/31	363	462,373
Siemens Financieringsmaatschappij NV
Ω	0.650%, 03/11/24	1,030	991,660
Ω	3.125%, 03/16/24	1,020	1,002,297
Ω	6.125%, 08/17/26	161	170,547
Volkswagen Financial Services AG
	4.110%, 02/12/25, MTN	1,100	1,132,228
Volkswagen Group of America Finance LLC
Ω	3.350%, 05/13/25	522	505,532
Ω	3.950%, 06/06/25	147	143,991
Volkswagen Leasing GmbH
	3.750%, 07/19/24, MTN	6,480	6,832,490

TOTAL GERMANY			60,572,857

HONG KONG — (0.1%)
Prudential Funding Asia PLC
	3.125%, 04/14/30	2,525	2,272,127
	3.625%, 03/24/32	311	283,789

TOTAL HONG KONG			2,555,916

IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust
	1.150%, 10/29/23	2,033	1,985,580
	2.875%, 08/14/24	929	892,189
	1.650%, 10/29/24	1,280	1,196,863
	6.500%, 07/15/25	2,963	2,991,905
	4.450%, 10/01/25	155	150,075
	1.750%, 01/30/26	2,135	1,915,443
	4.450%, 04/03/26	1,841	1,781,133
	2.450%, 10/29/26	225	201,745
	4.625%, 10/15/27	3,847	3,709,967
	3.000%, 10/29/28	2,386	2,077,295
	3.300%, 01/30/32	850	696,212
	3.400%, 10/29/33	750	602,642
	3.850%, 10/29/41	275	206,541

TOTAL IRELAND			18,407,590

ITALY — (0.5%)
Enel Finance International NV
Ω	6.800%, 10/14/25	329	340,840
Ω	3.500%, 04/06/28	2,147	2,007,124

		Face Amount ^	Value†
		(000)
ITALY — (Continued)
Ω	7.500%, 10/14/32	5,770	$6,455,994
Ω	6.800%, 09/15/37	471	504,442
Ω	6.000%, 10/07/39	540	540,085
Eni SpA
Ω	4.750%, 09/12/28	1,625	1,616,294
Ω	4.250%, 05/09/29	1,185	1,141,476
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,084	2,008,763
Ω	7.000%, 11/21/25	1,463	1,494,792
Ω	3.875%, 07/14/27	400	363,830
Ω	4.000%, 09/23/29	607	538,922
UniCredit SpA
Ω	4.625%, 04/12/27	300	289,435

TOTAL ITALY			17,301,997

JAPAN — (3.4%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26	1,318	1,191,398
	0.950%, 02/10/26	50	45,197
#Ω	1.300%, 02/10/28	612	528,424
	1.300%, 02/10/28	189	163,190
Ω	1.800%, 02/10/31	2,627	2,101,780
Ω	2.500%, 02/10/41	661	451,891
Aircastle, Ltd.
	4.125%, 05/01/24	106	103,763
Ω	5.250%, 08/11/25	569	557,858
Ω	2.850%, 01/26/28	665	579,908
American Honda Finance Corp.
	0.875%, 07/07/23, MTN	107	106,176
	3.550%, 01/12/24	596	590,274
	2.900%, 02/16/24, MTN	1,166	1,146,273
	2.400%, 06/27/24	712	691,913
	0.550%, 07/12/24, MTN	1,931	1,835,572
	0.750%, 08/09/24	1,070	1,015,194
	2.150%, 09/10/24, MTN	535	516,905
	1.200%, 07/08/25, MTN	175	162,777
	1.000%, 09/10/25, MTN	112	103,138
	3.500%, 02/15/28	270	260,627
JT International Financial Services BV
#Ω	6.875%, 10/24/32	1,113	1,243,810
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	3,969	3,906,667
	2.801%, 07/18/24	5,350	5,179,198
	2.193%, 02/25/25	4,936	4,668,892
	3.777%, 03/02/25	400	391,807
	1.412%, 07/17/25	1,799	1,654,657
	3.850%, 03/01/26	1,476	1,429,547
	2.757%, 09/13/26	266	246,933
	3.677%, 02/22/27	132	129,949
	3.287%, 07/25/27	1,135	1,071,945
	3.961%, 03/02/28	10	9,630
	3.741%, 03/07/29	148	139,360
	3.195%, 07/18/29	751	675,966
	2.559%, 02/25/30	500	428,129

12

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
JAPAN — (Continued)
	2.048%, 07/17/30	1,296	$1,065,066
	4.286%, 07/26/38	375	345,476
#	4.153%, 03/07/39	100	90,411
	3.751%, 07/18/39	955	826,779
Mizuho Financial Group, Inc.
#Ω	3.477%, 04/12/26	5,235	5,030,047
	2.839%, 09/13/26	404	375,788
	3.663%, 02/28/27	400	382,747
	1.631%, 04/08/27, MTN	2,000	2,021,731
	3.490%, 09/05/27, MTN	4,000	4,328,991
#	3.170%, 09/11/27	1,448	1,351,921
MUFG Bank, Ltd.
#Ω	3.250%, 09/08/24	360	351,438
Nomura Holdings, Inc.
	2.648%, 01/16/25	2,544	2,413,287
	5.099%, 07/03/25	370	365,212
	1.851%, 07/16/25	350	321,475
	1.653%, 07/14/26	1,139	1,009,347
	2.172%, 07/14/28	2,160	1,819,220
	5.605%, 07/06/29	600	597,166
	3.103%, 01/16/30	1,795	1,537,186
	2.679%, 07/16/30	1,771	1,455,157
	2.608%, 07/14/31	951	757,418
NTT Finance Corp.
Ω	0.583%, 03/01/24	3,587	3,454,667
Ω	4.142%, 07/26/24	2,291	2,270,701
Ω	1.162%, 04/03/26	527	480,138
ORIX Corp.
	3.250%, 12/04/24	804	778,941
	1.919%, 04/20/26, MTN	1,100	1,145,938
	5.000%, 09/13/27	149	149,971
	4.000%, 04/13/32	1,954	1,816,652
	5.200%, 09/13/32	2,646	2,723,282
Protective Life Corp.
Ω	4.300%, 09/30/28	772	745,957
Ω	3.400%, 01/15/30	1,225	1,094,377
Sumitomo Mitsui Financial Group, Inc.
	3.936%, 10/16/23	60	59,595
	0.508%, 01/12/24	768	742,897
	2.696%, 07/16/24	7,805	7,562,487
	2.448%, 09/27/24	4,396	4,222,038
	2.348%, 01/15/25	580	551,389
	1.474%, 07/08/25	723	667,790
	0.948%, 01/12/26	471	422,510
	3.784%, 03/09/26	350	340,788
	2.632%, 07/14/26	477	445,729
	1.402%, 09/17/26	907	805,383
	3.010%, 10/19/26	188	176,083
	3.446%, 01/11/27	125	118,734
	2.174%, 01/14/27	525	476,100
	3.364%, 07/12/27	675	642,031
	3.352%, 10/18/27	68	63,589
	3.544%, 01/17/28	303	284,215

		Face Amount ^	Value†
		(000)
JAPAN — (Continued)
#	3.944%, 07/19/28	212	$201,846
	1.902%, 09/17/28	1,894	1,617,621
	4.306%, 10/16/28	224	216,707
	2.472%, 01/14/29	991	865,429
	3.040%, 07/16/29	1,935	1,731,227
	2.750%, 01/15/30	508	443,020
	2.130%, 07/08/30	773	638,822
Sumitomo Mitsui Trust Bank, Ltd.
	0.850%, 03/25/24, MTN	224	215,082
Ω	0.850%, 03/25/24	9,700	9,313,799
Ω	0.800%, 09/16/24	4,800	4,524,773
Ω	2.550%, 03/10/25	1,120	1,067,593
Ω	1.050%, 09/12/25	1,371	1,247,949
#Ω	4.800%, 09/15/25	850	842,837
Ω	1.350%, 09/16/26	772	687,356
Takeda Pharmaceutical Co., Ltd.
	3.025%, 07/09/40	105	81,758
Toyota Finance Australia, Ltd.
	0.064%, 01/13/25, MTN	1,000	1,039,918
Toyota Motor Corp.
	2.358%, 07/02/24	162	157,587
	1.339%, 03/25/26	376	346,166
Toyota Motor Credit Corp.
	3.350%, 01/08/24	350	345,818
	2.500%, 03/22/24	2,136	2,088,895
	2.900%, 04/17/24, MTN	1,495	1,466,100
	0.500%, 06/18/24, MTN	371	353,595
	3.000%, 04/01/25, MTN	221	214,700

TOTAL JAPAN			121,725,191

LUXEMBOURG — (0.4%)
ArcelorMittal SA
#	3.600%, 07/16/24	352	345,150
	4.550%, 03/11/26	2,275	2,234,193
	6.550%, 11/29/27	4,197	4,383,608
#	4.250%, 07/16/29	2,043	1,948,775
	6.800%, 11/29/32	3,675	3,846,318
JAB Holdings BV
Ω	2.200%, 11/23/30	400	318,691

TOTAL LUXEMBOURG			13,076,735

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
	0.375%, 01/12/24	280	270,499
Ω	2.625%, 07/22/24	2,264	2,191,797
	3.875%, 08/22/24	545	538,003
	1.375%, 01/10/25	550	519,021
	5.250%, 05/24/41	152	162,191
ING Groep NV
	3.550%, 04/09/24	2,909	2,850,625
	1.125%, 02/14/25, MTN	5,200	5,487,005
Ω	4.625%, 01/06/26	970	957,154
	4.550%, 10/02/28	581	569,131
	4.050%, 04/09/29	595	568,695

13

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	NETHERLANDS — (Continued)
	Koninklijke KPN NV
	8.375%, 10/01/30	420	$498,916
	Nederlandse Waterschapsbank NV
Ω	1.750%, 01/15/25	484	462,950
	3.150%, 09/02/26, MTN	4,900	3,171,637
	Shell International Finance BV
	0.375%, 02/15/25, MTN	1,300	1,362,695
	3.875%, 11/13/28	247	244,293
	4.125%, 05/11/35	231	222,002
	6.375%, 12/15/38	1,108	1,290,134
	5.500%, 03/25/40	284	302,915
	2.875%, 11/26/41	100	77,282

	TOTAL NETHERLANDS		21,746,945

	NORWAY — (0.2%)
	Aker BP ASA
Ω	3.000%, 01/15/25	340	327,905
Ω	3.750%, 01/15/30	986	896,114
	Equinor ASA
#	2.650%, 01/15/24	960	945,736
	3.700%, 03/01/24	1,744	1,726,187
	3.250%, 11/10/24	368	361,808
	2.875%, 04/06/25	1,879	1,821,776
	1.750%, 01/22/26	971	907,730
	1.250%, 02/17/27, MTN	600	612,473
	7.250%, 09/23/27	208	231,133
	3.625%, 09/10/28	100	98,050
	2.375%, 05/22/30	271	240,862
	4.250%, 11/23/41	396	370,448

	TOTAL NORWAY		8,540,222

	SINGAPORE — (0.0%)
	Temasek Financial I, Ltd.
	2.375%, 08/02/41, MTN	185	141,048

	TOTAL SINGAPORE		141,048

	SPAIN — (0.9%)
	Banco Bilbao Vizcaya Argentaria SA
	0.875%, 09/18/23	200	196,182
	1.125%, 09/18/25	1,000	910,725
	3.375%, 09/20/27, MTN	7,200	7,804,536
	Banco Santander SA
	3.892%, 05/24/24	2,000	1,963,931
	2.706%, 06/27/24	1,600	1,547,396
	1.849%, 03/25/26	200	181,091
	4.379%, 04/12/28	200	191,336
	3.490%, 05/28/30	1,000	886,969
	Iberdrola International BV
#	6.750%, 07/15/36	50	57,966
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	395	384,567
	3.450%, 06/02/25	1,869	1,771,785
	4.500%, 07/17/25	766	746,096
	3.244%, 10/05/26	2,417	2,226,935
	4.400%, 07/13/27	1,591	1,515,750

	Face Amount ^	Value†
	(000)
SPAIN — (Continued)
Santander UK PLC
4.000%, 03/13/24	295	$291,220
Telefonica Emisiones SA
7.045%, 06/20/36	2,997	3,329,932
4.665%, 03/06/38	2,152	1,875,782
Telefonica Europe BV
8.250%, 09/15/30	4,911	5,782,613

TOTAL SPAIN		31,664,812

SUPRANATIONAL — (1.0%)
African Development Bank
3.000%, 09/20/23	1,476	1,464,065
0.875%, 03/23/26	111	101,895
1.100%, 12/16/26	5,150	3,092,529
Asian Development Bank
0.250%, 07/14/23	1,908	1,889,702
0.250%, 10/06/23	44	43,101
2.625%, 01/30/24	1,135	1,114,970
1.625%, 03/15/24	2,939	2,859,393
0.375%, 06/11/24	743	709,656
1.500%, 10/18/24	10	9,592
2.000%, 01/22/25	50	48,138
0.625%, 04/29/25	61	56,898
0.500%, 02/04/26	54	49,287
3.400%, 09/10/27, MTN	7,855	5,114,878
Asian Infrastructure Investment Bank (The)
0.250%, 09/29/23	1,902	1,864,928
2.250%, 05/16/24	2,563	2,497,132
0.500%, 10/30/24	310	292,034
0.500%, 05/28/25	125	115,744
Council Of Europe Development Bank
0.250%, 10/20/23	730	713,912
0.375%, 06/10/24	116	110,598
European Bank for Reconstruction & Development
0.250%, 07/10/23	1,193	1,181,520
0.500%, 05/19/25	125	116,070
European Investment Bank
1.375%, 05/15/23	36	35,953
# 2.875%, 08/15/23	1,419	1,409,033
3.125%, 12/14/23	405	400,338
3.250%, 01/29/24	300	296,492
2.625%, 03/15/24	340	333,793
2.250%, 06/24/24	500	487,130
0.375%, 07/24/24	143	136,121
1.875%, 02/10/25	47	45,130
1.625%, 03/14/25	194	185,153
Inter-American Development Bank
3.000%, 10/04/23	1,245	1,233,413
0.250%, 11/15/23	1,648	1,605,610
2.625%, 01/16/24	153	150,549
3.000%, 02/21/24	1,185	1,166,024
3.250%, 07/01/24	150	147,765

14

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
SUPRANATIONAL — (Continued)
Inter-American Investment Corp.
	2.300%, 02/17/27, MTN	650	$400,642
International Bank for Reconstruction & Development
	3.000%, 09/27/23	700	694,188
	0.250%, 11/24/23	853	829,986
	2.500%, 03/19/24	2,867	2,809,469
	2.250%, 03/28/24	504	492,274
	2.125%, 03/03/25	111	106,917
International Finance Corp.
	2.875%, 07/31/23	150	149,059

TOTAL SUPRANATIONAL			36,561,081

SWEDEN — (0.9%)
Lansforsakringar Bank AB
	0.050%, 04/15/26, MTN	4,500	4,414,839
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23	219	215,305
Ω	0.650%, 09/09/24	750	705,957
	4.000%, 11/09/26	7,500	8,243,906
	0.375%, 02/11/27, MTN	2,000	1,921,360
Svensk Exportkredit AB
#	1.750%, 12/12/23	1,070	1,048,165
	0.375%, 03/11/24	912	876,602
	0.375%, 07/30/24	600	568,979
Svenska Handelsbanken AB
	3.900%, 11/20/23	350	347,205
Ω	0.550%, 06/11/24	6,596	6,272,899
Ω	3.650%, 06/10/25	500	485,398
Swedbank AB
	3.750%, 11/14/25, MTN	6,000	6,612,215

TOTAL SWEDEN			31,712,830

SWITZERLAND — (0.4%)
Novartis Capital Corp.
	3.400%, 05/06/24	1,105	1,088,530
	1.750%, 02/14/25	125	119,388
UBS AG
	0.700%, 08/09/24	800	750,881
Ω	0.700%, 08/09/24	4,355	4,087,610
Ω	1.250%, 06/01/26	1,856	1,644,537
UBS Group AG
Ω	4.125%, 09/24/25	2,787	2,685,017
Ω	4.125%, 04/15/26	4,751	4,546,486

TOTAL SWITZERLAND			14,922,449

UNITED KINGDOM — (2.1%)
Ashtead Capital, Inc.
Ω	1.500%, 08/12/26	1,426	1,260,528
Ω	2.450%, 08/12/31	590	469,641
Ω	5.500%, 08/11/32	3,760	3,713,858
AstraZeneca PLC
	0.700%, 04/08/26	102	92,555
	4.000%, 01/17/29	100	99,343
	6.450%, 09/15/37	288	341,128

		Face Amount ^	Value†
		(000)
	UNITED KINGDOM — (Continued)
	Barclays PLC
	3.650%, 03/16/25	4,192	$4,011,865
	4.375%, 01/12/26	3,791	3,693,968
	BAT Capital Corp.
	3.222%, 08/15/24	260	252,926
	3.215%, 09/06/26	166	157,420
	4.700%, 04/02/27	756	746,655
	3.557%, 08/15/27	1,284	1,201,622
	2.259%, 03/25/28	3,428	2,976,300
	3.462%, 09/06/29	2,536	2,255,247
	4.906%, 04/02/30	1,549	1,495,352
	2.726%, 03/25/31	866	701,899
	4.742%, 03/16/32	1,294	1,208,975
	7.750%, 10/19/32	2,114	2,342,186
	4.390%, 08/15/37	1,200	979,033
	BAT International Finance PLC
	1.668%, 03/25/26	83	75,572
	4.448%, 03/16/28	2,192	2,105,632
	BP Capital Markets America, Inc.
	3.119%, 05/04/26	103	100,004
	3.017%, 01/16/27	275	263,257
	3.543%, 04/06/27	61	59,560
	3.937%, 09/21/28	35	34,588
	4.234%, 11/06/28	243	243,654
	3.633%, 04/06/30	343	328,421
	1.749%, 08/10/30	179	150,293
	3.060%, 06/17/41	867	676,104
	BP Capital Markets PLC
	1.876%, 04/07/24	150	163,099
	1.953%, 03/03/25, MTN	1,000	1,077,604
	British Telecommunications PLC
	5.125%, 12/04/28	1,602	1,623,853
Ω	3.250%, 11/08/29	888	804,825
	CNH Industrial Capital LLC
	1.875%, 01/15/26	50	46,374
	CNH Industrial NV
	3.850%, 11/15/27, MTN	272	261,340
	Diageo Capital PLC
	5.500%, 01/24/33	140	152,566
	HSBC Holdings PLC
	4.300%, 03/08/26	1,730	1,698,572
	3.900%, 05/25/26	558	539,305
	6.100%, 01/14/42	450	482,397
	HSBC USA, Inc.
	3.750%, 05/24/24	5,845	5,741,699
	3.500%, 06/23/24	3,771	3,702,028
	Lloyds Bank Corporate Markets PLC
	2.375%, 04/09/26, MTN	3,500	3,722,975
	Lloyds Bank PLC
	3.500%, 05/14/25	320	308,009
Lloyds Banking Group PLC
	3.900%, 03/12/24	3,271	3,215,804
	4.450%, 05/08/25	884	868,203
	4.375%, 03/22/28	3,367	3,254,046

15

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
UNITED KINGDOM — (Continued)
Nationwide Building Society
Ω	0.550%, 01/22/24	3,704	$3,561,667
Ω	1.500%, 10/13/26	409	362,090
NatWest Group PLC
	4.800%, 04/05/26	2,292	2,282,337
NatWest Markets PLC
Ω	0.800%, 08/12/24	940	887,144
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	1,439	1,403,183
RELX Capital, Inc.
	3.000%, 05/22/30	60	53,949
Reynolds American, Inc.
	4.450%, 06/12/25	1,007	990,480
	5.700%, 08/15/35	110	105,395
Smith & Nephew PLC
	2.032%, 10/14/30	675	550,352
Unilever Capital Corp.
	2.600%, 05/05/24	157	153,368
	5.900%, 11/15/32	316	356,289
Vodafone Group PLC
	3.750%, 01/16/24	117	115,795
	7.875%, 02/15/30	993	1,161,151
	6.150%, 02/27/37	988	1,064,365

TOTAL UNITED KINGDOM			72,747,850

UNITED STATES — (24.3%)
3M Co.
	3.250%, 02/14/24, MTN	9	8,886
	3.625%, 09/14/28, MTN	100	96,587
#	3.375%, 03/01/29, MTN	1,368	1,310,328
#	2.375%, 08/26/29	12	10,741
Abbott Ireland Financing DAC
	1.500%, 09/27/26	843	878,004
Abbott Laboratories
	2.950%, 03/15/25	295	287,996
	4.750%, 11/30/36	81	84,049
	6.150%, 11/30/37	5	5,782
AbbVie, Inc.
	3.800%, 03/15/25	45	44,239
	3.600%, 05/14/25	139	135,799
#	4.250%, 11/14/28	33	32,748
	4.500%, 05/14/35	85	82,725
	4.300%, 05/14/36	75	71,021
	4.050%, 11/21/39	765	676,697
Activision Blizzard, Inc.
	3.400%, 06/15/27	157	151,090
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	324	262,596
Adobe, Inc.
	2.300%, 02/01/30	105	93,292
Advance Auto Parts, Inc.
	3.900%, 04/15/30	1,631	1,496,217
	3.500%, 03/15/32	362	312,194

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	AEP Texas, Inc.
	2.100%, 07/01/30	5	$4,187
	4.700%, 05/15/32	85	83,660
	AES Corp. (The)
Ω	3.300%, 07/15/25	1,769	1,679,933
	1.375%, 01/15/26	632	572,876
Ω	3.950%, 07/15/30	406	371,044
	2.450%, 01/15/31	1,881	1,543,794
	Aetna, Inc.
	3.500%, 11/15/24	150	146,337
	6.750%, 12/15/37	633	706,212
	4.500%, 05/15/42	45	40,263
	Affiliated Managers Group, Inc.
	4.250%, 02/15/24	8	7,912
	3.300%, 06/15/30	1,359	1,178,804
	Aflac, Inc.
	1.125%, 03/15/26	85	77,724
	3.600%, 04/01/30	47	44,309
	6.450%, 08/15/40	240	256,176
	Air Products and Chemicals, Inc.
	2.700%, 05/15/40	162	125,561
	Alabama Power Co.
	5.200%, 06/01/41	89	85,801
	Allegion PLC
	3.500%, 10/01/29	252	230,443
	Allegion US Holding Co., Inc.
	5.411%, 07/01/32	900	906,879
	Allstate Corp. (The)
	0.750%, 12/15/25	813	732,403
	5.950%, 04/01/36	400	447,675
	Alphabet, Inc.
	1.900%, 08/15/40	677	476,875
	Altria Group, Inc.
#	4.000%, 01/31/24	370	366,553
	2.350%, 05/06/25	62	59,094
#	4.400%, 02/14/26	293	290,854
	4.800%, 02/14/29	3,055	3,033,546
	3.400%, 05/06/30	2,971	2,648,541
	2.450%, 02/04/32	2,211	1,758,656
	5.800%, 02/14/39	1,630	1,609,367
	3.400%, 02/04/41	963	680,898
	4.250%, 08/09/42	400	315,079
	Amcor Finance USA, Inc.
	3.625%, 04/28/26	112	107,799
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	50	48,895
	2.630%, 06/19/30	894	755,112
	Amdocs Ltd
	2.538%, 06/15/30	504	429,751
	Ameren Corp.
	1.750%, 03/15/28	75	65,515
	3.500%, 01/15/31	77	70,139
	American Assets Trust, LP
	3.375%, 02/01/31	1,245	988,697

16

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	American Electric Power Co., Inc.
	2.300%, 03/01/30	320	$271,639
	American Express Co.
	0.750%, 11/03/23	928	907,461
	3.400%, 02/22/24	47	46,356
	3.375%, 05/03/24	4,514	4,429,888
	2.500%, 07/30/24	1,252	1,213,718
	3.000%, 10/30/24	1,819	1,766,618
	2.250%, 03/04/25	1,265	1,204,546
	3.950%, 08/01/25	866	849,166
	1.650%, 11/04/26	50	45,338
	2.550%, 03/04/27	449	415,851
Ω	3.300%, 05/03/27	176	167,611
	4.050%, 05/03/29	402	393,649
	American Express Credit Corp.
	3.300%, 05/03/27, MTN	100	95,699
	American International Group, Inc.
	6.250%, 05/01/36	52	55,593
	American Tower Corp.
	5.000%, 02/15/24	1,000	997,851
	3.375%, 05/15/24	98	95,840
	2.950%, 01/15/25	216	207,957
	2.400%, 03/15/25	985	937,614
	4.000%, 06/01/25	60	58,928
	1.600%, 04/15/26	208	189,219
	3.375%, 10/15/26	340	323,738
	3.125%, 01/15/27	229	215,499
	3.650%, 03/15/27	250	239,205
	3.550%, 07/15/27	86	81,592
	3.600%, 01/15/28	378	358,067
	1.500%, 01/31/28	50	43,014
	3.950%, 03/15/29	961	909,475
	3.800%, 08/15/29	546	512,966
	2.900%, 01/15/30	483	425,953
	2.100%, 06/15/30	478	393,493
	1.875%, 10/15/30	796	640,076
	2.700%, 04/15/31	2,634	2,226,237
	2.300%, 09/15/31	202	163,842
#	4.050%, 03/15/32	859	796,547
	American Water Capital Corp.
	3.850%, 03/01/24	215	213,058
	3.400%, 03/01/25	202	197,204
	2.950%, 09/01/27	208	196,803
	3.750%, 09/01/28	105	101,762
	4.450%, 06/01/32	1,881	1,869,496
	6.593%, 10/15/37	523	600,776
	Ameriprise Financial, Inc.
	4.000%, 10/15/23	28	27,820
	3.700%, 10/15/24	560	549,142
	3.000%, 04/02/25	169	162,877
	4.500%, 05/13/32	285	276,586
	5.150%, 05/15/33	360	362,774
	AmerisourceBergen Corp.
	3.400%, 05/15/24	37	36,314

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	2.700%, 03/15/31	51	$44,027
	Amgen, Inc.
	1.900%, 02/21/25	56	53,218
	3.125%, 05/01/25	336	326,462
	2.200%, 02/21/27	123	113,794
	3.200%, 11/02/27	66	62,963
	2.450%, 02/21/30	78	68,233
	2.300%, 02/25/31	225	190,627
	3.350%, 02/22/32	50	45,272
	6.375%, 06/01/37	246	274,110
	3.150%, 02/21/40	1,233	959,536
	2.800%, 08/15/41	100	72,871
	4.950%, 10/01/41	100	94,990
	5.150%, 11/15/41	100	97,375
	Amphenol Corp.
	2.800%, 02/15/30	159	142,391
	Analog Devices, Inc.
Ω	3.450%, 06/15/27	352	341,658
	Aon Corp.
	4.500%, 12/15/28	530	523,823
	3.750%, 05/02/29	1,436	1,376,511
	2.800%, 05/15/30	375	330,086
	6.250%, 09/30/40	612	663,141
	Aon Global, Ltd.
	3.500%, 06/14/24	1,427	1,401,423
#	3.875%, 12/15/25	479	468,133
	Appalachian Power Co.
	2.700%, 04/01/31	101	86,119
	6.375%, 04/01/36	777	844,641
	7.000%, 04/01/38	525	618,811
	Apple, Inc.
	2.850%, 05/11/24	29	28,475
	2.500%, 02/09/25	135	130,963
	1.125%, 05/11/25	83	78,051
	3.200%, 05/13/25	282	276,714
	2.900%, 09/12/27	168	161,399
	Applied Materials, Inc.
	5.100%, 10/01/35	132	138,743
	5.850%, 06/15/41	270	300,441
	Archer-Daniels-Midland Co.
	1.000%, 09/12/25	1,500	1,563,630
	5.935%, 10/01/32	75	83,011
	Arizona Public Service Co.
	3.350%, 06/15/24	356	348,452
	3.150%, 05/15/25	276	265,975
	2.600%, 08/15/29	2,888	2,536,883
	2.200%, 12/15/31	1,144	919,887
	6.350%, 12/15/32	204	223,225
	4.500%, 04/01/42	340	296,860
	Arrow Electronics, Inc.
	3.250%, 09/08/24	547	531,826
	4.000%, 04/01/25	322	312,669
	3.875%, 01/12/28	1,511	1,422,859
	2.950%, 02/15/32	86	71,668

17

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
Assurant, Inc.
2.650%, 01/15/32	3,726	$2,842,271
Assured Guaranty US Holdings, Inc.
3.150%, 06/15/31	696	609,438
AT&T, Inc.
2.550%, 12/01/33	75	60,380
4.500%, 05/15/35	2,005	1,887,716
4.850%, 03/01/39	957	898,020
5.350%, 09/01/40	400	395,478
3.500%, 06/01/41	2,049	1,614,380
Autodesk, Inc.
3.500%, 06/15/27	658	636,927
2.850%, 01/15/30	200	178,521
AutoNation, Inc.
1.950%, 08/01/28	75	62,426
3.850%, 03/01/32	105	88,769
AutoZone, Inc.
3.750%, 04/18/29	38	36,005
AvalonBay Communities, Inc.
2.950%, 05/11/26	675	639,230
2.300%, 03/01/30	50	42,846
Avnet, Inc.
4.625%, 04/15/26	1,757	1,729,989
3.000%, 05/15/31	3,531	2,881,851
5.500%, 06/01/32	3,966	3,848,187
AXIS Specialty Finance PLC
4.000%, 12/06/27	75	72,615
Baker Hughes Holdings LLC
5.125%, 09/15/40	157	153,774
Baker Hughes Holdings LLC/Baker
Hughes Co-Obligor, Inc.
1.231%, 12/15/23	85	82,900
2.061%, 12/15/26	4	3,670
3.337%, 12/15/27	916	870,937
3.138%, 11/07/29	2,996	2,721,460
4.486%, 05/01/30	697	686,239
Bank of America Corp.
4.125%, 01/22/24, MTN	1,661	1,646,896
4.000%, 04/01/24, MTN	1,474	1,457,419
# 3.875%, 08/01/25, MTN	421	411,817
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24, MTN	571	563,714
0.500%, 04/26/24	504	480,713
3.250%, 09/11/24, MTN	977	954,291
2.100%, 10/24/24, MTN	143	137,262
1.600%, 04/24/25, MTN	170	159,915
2.800%, 05/04/26, MTN	27	25,782
1.800%, 07/28/31, MTN	284	227,016
Becton Dickinson & Co.
1.957%, 02/11/31	50	41,349
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	4,959	5,557,428
5.950%, 05/15/37	417	457,391

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Berkshire Hathaway Finance Corp.
	4.400%, 05/15/42	230	$223,034
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26	100	97,550
	Best Buy Co., Inc.
	4.450%, 10/01/28	232	230,748
	Biogen, Inc.
	4.050%, 09/15/25	440	431,423
	2.250%, 05/01/30	688	585,446
	Black Hills Corp.
	2.500%, 06/15/30	1,436	1,208,960
	4.350%, 05/01/33	123	113,941
	BlackRock, Inc.
	3.500%, 03/18/24	901	889,216
	2.400%, 04/30/30	125	110,816
	1.900%, 01/28/31	196	164,477
	Block Financial LLC
	2.500%, 07/15/28	1,305	1,127,721
	Boardwalk Pipelines, LP
	4.950%, 12/15/24	171	169,746
	5.950%, 06/01/26	68	69,360
	4.450%, 07/15/27	226	221,804
	4.800%, 05/03/29	502	496,715
	3.400%, 02/15/31	420	368,818
	3.600%, 09/01/32	1,276	1,113,843
	Boeing Co. (The)
	2.500%, 03/01/25	165	157,232
	3.100%, 05/01/26	596	564,989
	2.250%, 06/15/26	380	350,081
	2.700%, 02/01/27	553	513,051
	3.250%, 03/01/28	13	12,051
	3.200%, 03/01/29	246	225,274
	2.950%, 02/01/30	1,154	1,024,320
	6.125%, 02/15/33	290	308,279
	3.600%, 05/01/34	588	505,755
	3.250%, 02/01/35	1,265	1,035,006
	3.550%, 03/01/38	89	70,514
	3.500%, 03/01/39	41	31,910
	6.875%, 03/15/39	747	826,891
	5.875%, 02/15/40	630	644,008
	Booking Holdings, Inc.
	4.000%, 11/15/26	2,000	2,248,841
	4.625%, 04/13/30	818	822,412
	BorgWarner, Inc.
Ω	5.000%, 10/01/25	3,048	3,035,606
	Boston Properties, LP
	3.200%, 01/15/25	103	98,272
	3.650%, 02/01/26	100	93,211
	4.500%, 12/01/28	412	374,866
	3.250%, 01/30/31	4,532	3,711,645
	Boston Scientific Corp.
	4.550%, 03/01/39	103	97,009
	7.375%, 01/15/40	200	243,844

18

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
Brighthouse Financial, Inc.
	3.700%, 06/22/27	288	$268,214
#	5.625%, 05/15/30	7,550	7,374,135
Bristol-Myers Squibb Co.
	3.625%, 05/15/24	100	98,513
	2.900%, 07/26/24	340	332,996
Brixmor Operating Partnership, LP
	3.850%, 02/01/25	1,377	1,329,047
	4.125%, 06/15/26	1,265	1,200,790
	3.900%, 03/15/27	2,073	1,935,825
	2.250%, 04/01/28	1,088	927,465
	4.125%, 05/15/29	2,732	2,502,219
	4.050%, 07/01/30	2,630	2,377,068
	2.500%, 08/16/31	942	740,868
Broadcom Corp. /Broadcom Cayman Finance Ltd.
	3.500%, 01/15/28	112	105,183
Broadcom, Inc.
	3.625%, 10/15/24	74	72,404
Ω	4.000%, 04/15/29	351	330,557
	5.000%, 04/15/30	581	575,137
	4.150%, 11/15/30	822	764,533
Ω	2.450%, 02/15/31	260	213,130
Ω	4.150%, 04/15/32	1,461	1,334,538
	4.300%, 11/15/32	468	429,110
Ω	2.600%, 02/15/33	415	327,510
Ω	3.419%, 04/15/33	2,275	1,914,733
	3.469%, 04/15/34	110	90,878
Ω	3.469%, 04/15/34	1,728	1,427,616
Ω	3.187%, 11/15/36	777	591,300
Ω	4.926%, 05/15/37	462	421,710
Ω	3.500%, 02/15/41	1,269	951,963
Broadstone Net Lease LLC
	2.600%, 09/15/31	1,264	927,434
Brown & Brown, Inc.
	4.200%, 09/15/24	420	415,023
	4.500%, 03/15/29	162	155,402
	2.375%, 03/15/31	1,631	1,335,892
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	16	15,424
	2.750%, 05/14/31	400	343,299
Burlington Northern Santa Fe LLC
	3.000%, 04/01/25	99	96,412
	6.150%, 05/01/37	2,655	3,024,885
	5.050%, 03/01/41	100	100,241
	5.400%, 06/01/41	275	286,426
	4.950%, 09/15/41	510	507,154
	4.400%, 03/15/42	40	37,179
Burlington Resources LLC
	7.200%, 08/15/31	400	466,464
CA, Inc.
	4.700%, 03/15/27	786	754,432
Camden Property Trust
	4.100%, 10/15/28	1,346	1,305,720

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	3.150%, 07/01/29	249	$224,619
	2.800%, 05/15/30	1,013	882,361
Campbell Soup Co.
	3.950%, 03/15/25	77	75,679
	4.150%, 03/15/28	119	117,172
#	2.375%, 04/24/30	88	75,760
Capital One Financial Corp.
	3.750%, 04/24/24	71	69,476
	3.300%, 10/30/24	119	115,686
	3.200%, 02/05/25	423	403,512
	4.250%, 04/30/25	179	173,512
	3.750%, 03/09/27	1,172	1,097,974
#	3.650%, 05/11/27	449	419,368
	3.800%, 01/31/28	21	19,617
Cardinal Health, Inc.
	3.079%, 06/15/24	70	68,368
Cargill, Inc.
Ω	0.750%, 02/02/26	100	91,130
Ω	2.125%, 04/23/30	155	132,884
Ω	4.000%, 06/22/32	225	214,384
Ω	5.125%, 10/11/32	711	737,592
Carrier Global Corp.
	2.242%, 02/15/25	6	5,721
	2.722%, 02/15/30	170	148,848
#	2.700%, 02/15/31	421	361,661
	3.377%, 04/05/40	828	644,707
Caterpillar Financial Services Corp.
	3.650%, 12/07/23, MTN	40	39,768
	0.450%, 05/17/24, MTN	685	653,959
	2.850%, 05/17/24, MTN	460	450,335
Caterpillar, Inc.
	3.803%, 08/15/42	245	219,800
Cboe Global Markets, Inc.
	3.000%, 03/16/32	336	294,905
Celanese US Holdings LLC
	1.400%, 08/05/26	1,059	928,504
CenterPoint Energy, Inc.
	2.500%, 09/01/24	327	314,947
	2.950%, 03/01/30	60	53,175
Charles Schwab Corp. (The)
	3.000%, 03/10/25	249	237,646
	3.625%, 04/01/25	76	73,511
	3.850%, 05/21/25	60	58,179
	3.300%, 04/01/27	90	84,006
	2.750%, 10/01/29	100	86,434
#	4.625%, 03/22/30	50	49,069
	1.650%, 03/11/31	135	105,033
Chevron Corp.
	1.554%, 05/11/25	1,106	1,045,572
	3.326%, 11/17/25	247	241,279
	2.978%, 05/11/40	215	169,464
Chevron USA, Inc.
	1.018%, 08/12/27	89	79,016

19

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
Choice Hotels International, Inc.
3.700%, 12/01/29	1,211	$1,098,623
Chubb Corp. (The)
6.500%, 05/15/38	100	116,229
Chubb INA Holdings, Inc.
3.350%, 05/15/24	1,358	1,335,755
Cigna Corp. (The)
4.125%, 11/15/25	1,445	1,426,542
1.250%, 03/15/26	259	236,306
2.375%, 03/15/31	309	261,877
4.800%, 08/15/38	1,728	1,676,662
Cigna Group (The)
3.000%, 07/15/23	212	210,849
3.500%, 06/15/24	1,445	1,420,935
3.250%, 04/15/25	1,572	1,525,751
4.500%, 02/25/26	1,482	1,478,336
3.400%, 03/01/27	719	690,463
2.400%, 03/15/30	210	182,086
3.200%, 03/15/40	879	692,274
Cincinnati Financial Corp.
6.920%, 05/15/28	748	835,537
6.125%, 11/01/34	696	757,454
Cintas Corp. No.
2 4.000%, 05/01/32	85	82,704
Cisco Systems, Inc.
3.625%, 03/04/24	108	106,774
5.500%, 01/15/40	271	294,421
Citigroup, Inc.
2.375%, 05/22/24, MTN	1,195	1,300,505
3.750%, 06/16/24	1,356	1,336,499
3.300%, 04/27/25	2,044	1,981,110
3.700%, 01/12/26	1,985	1,933,306
3.400%, 05/01/26	655	631,053
2.125%, 09/10/26, MTN	1,750	1,825,819
3.200%, 10/21/26	482	457,694
8.125%, 07/15/39	1,694	2,189,417
Citizens Bank NA/Providence RI
3.750%, 02/18/26	1,444	1,329,388
CNA Financial Corp.
3.950%, 05/15/24	481	473,525
4.500%, 03/01/26	50	49,546
3.900%, 05/01/29	1,007	956,778
2.050%, 08/15/30	1,445	1,188,512
CNO Financial Group, Inc.
5.250%, 05/30/25	563	557,766
5.250%, 05/30/29	5,396	5,135,868
Comcast Corp.
3.700%, 04/15/24	363	358,538
3.950%, 10/15/25	500	494,130
2.650%, 02/01/30	316	282,903
3.400%, 04/01/30	72	67,498
4.250%, 10/15/30	406	402,085
4.250%, 01/15/33	481	470,733
7.050%, 03/15/33	606	719,164

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	4.200%, 08/15/34	364	$349,970
	4.400%, 08/15/35	213	208,885
	6.500%, 11/15/35	434	500,389
	3.900%, 03/01/38	351	316,094
#	6.400%, 05/15/38	279	314,463
	4.600%, 10/15/38	380	367,119
	6.550%, 07/01/39	570	653,909
	3.250%, 11/01/39	2,261	1,834,733
	3.750%, 04/01/40	1,260	1,087,454
	4.650%, 07/15/42	75	71,033
Comerica, Inc.
	4.000%, 02/01/29	225	192,425
Conagra Brands, Inc.
	4.300%, 05/01/24	342	338,576
	4.600%, 11/01/25	272	270,190
	7.000%, 10/01/28	296	324,839
	4.850%, 11/01/28	575	574,565
	8.250%, 09/15/30	1,481	1,731,999
	5.300%, 11/01/38	187	184,698
ConocoPhillips
	5.900%, 05/15/38	1,867	2,047,860
	6.500%, 02/01/39	297	348,752
ConocoPhillips Co.
	6.950%, 04/15/29	228	257,442
Consolidated Edison Co. of New York, Inc.
	3.350%, 04/01/30	172	159,694
#	2.400%, 06/15/31	65	55,637
	5.300%, 03/01/35	10	10,271
	5.850%, 03/15/36	185	196,744
	6.200%, 06/15/36	650	720,735
	6.300%, 08/15/37	540	603,848
	6.750%, 04/01/38	40	46,625
	5.500%, 12/01/39	1,350	1,369,745
	5.700%, 06/15/40	371	383,023
	4.200%, 03/15/42	558	487,196
Constellation Brands, Inc.
#	3.600%, 02/15/28	114	109,191
	4.650%, 11/15/28	100	100,297
	3.150%, 08/01/29	151	138,787
	2.875%, 05/01/30	295	261,463
	2.250%, 08/01/31	85	70,561
	4.750%, 05/09/32	205	204,329
Constellation Energy Generation LLC
	3.250%, 06/01/25	547	525,970
	6.250%, 10/01/39	750	795,194
	5.750%, 10/01/41	716	708,828
	5.600%, 06/15/42	1,428	1,411,945
Corporate Office Properties, LP
	2.250%, 03/15/26	1,094	976,848
Cox Communications, Inc.
Ω	1.800%, 10/01/30	356	283,382
Ω	4.800%, 02/01/35	939	867,653

20

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
Ω	8.375%, 03/01/39	5	$6,171
	Crown Castle, Inc.
	1.350%, 07/15/25	257	237,825
	4.450%, 02/15/26	1,023	1,012,742
	4.000%, 03/01/27	12	11,701
	3.650%, 09/01/27	116	110,832
	3.800%, 02/15/28	410	392,675
	3.100%, 11/15/29	18	16,176
	3.300%, 07/01/30	64	57,768
	2.250%, 01/15/31	221	183,635
	2.100%, 04/01/31	618	504,676
	2.500%, 07/15/31	57	47,827
	2.900%, 04/01/41	462	330,246
	CSX Corp.
	2.400%, 02/15/30	100	87,922
	6.000%, 10/01/36	50	54,772
	5.500%, 04/15/41	25	25,717
	4.750%, 05/30/42	58	55,018
	CVS Health Corp.
	3.375%, 08/12/24	68	66,707
	3.875%, 07/20/25	96	94,455
	3.250%, 08/15/29	35	32,246
	3.750%, 04/01/30	31	29,036
	4.875%, 07/20/35	633	620,404
	4.780%, 03/25/38	1,554	1,483,912
	4.125%, 04/01/40	115	98,413
	2.700%, 08/21/40	139	99,563
	Dell International LLC/EMC Corp.
#	5.750%, 02/01/33	350	354,667
Ω	3.375%, 12/15/41	500	354,931
	DENTSPLY SIRONA, Inc.
	3.250%, 06/01/30	1,055	936,363
	Devon Energy Corp.
	5.250%, 09/15/24	75	75,174
	7.950%, 04/15/32	1,000	1,175,206
	5.600%, 07/15/41	1,617	1,576,115
	4.750%, 05/15/42	86	75,557
	Dick’s Sporting Goods, Inc.
	3.150%, 01/15/32	1,828	1,515,656
	Discover Bank
	2.450%, 09/12/24	2,552	2,425,871
	4.250%, 03/13/26	1,165	1,119,331
	3.450%, 07/27/26	500	463,701
	4.650%, 09/13/28	2,648	2,531,925
	2.700%, 02/06/30	1,107	908,528
	Discover Financial Services
	3.950%, 11/06/24	543	526,608
	3.750%, 03/04/25	697	667,696
	4.500%, 01/30/26	1,596	1,544,242
	4.100%, 02/09/27	1,407	1,339,443
	6.700%, 11/29/32	1,835	1,941,584
	Discovery Communications LLC
	3.900%, 11/15/24	64	62,366

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Dollar General Corp.
	4.125%, 05/01/28	100	$98,054
	Dollar Tree, Inc.
	2.650%, 12/01/31	50	42,199
	Dominion Energy, Inc.
	7.000%, 06/15/38	75	86,840
	3.300%, 04/15/41	95	73,179
	4.900%, 08/01/41	80	73,535
	4.050%, 09/15/42	180	146,182
	Dow Chemical Co. (The)
	2.100%, 11/15/30	72	60,649
	6.300%, 03/15/33	420	461,934
	4.250%, 10/01/34	1,306	1,224,759
	5.250%, 11/15/41	268	261,768
	DTE Energy Co.
	3.400%, 06/15/29	6	5,543
	Duke Energy Corp.
	2.650%, 09/01/26	54	50,694
	2.450%, 06/01/30	262	225,140
	2.550%, 06/15/31	115	96,875
	3.300%, 06/15/41	47	35,934
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	542	547,940
	Duquesne Light Holdings, Inc.
Ω	3.616%, 08/01/27	200	182,115
Ω	2.532%, 10/01/30	1,563	1,284,934
Ω	2.775%, 01/07/32	1,000	807,132
	DXC Technology Co.
	1.800%, 09/15/26	485	426,154
#	2.375%, 09/15/28	1,779	1,509,144
	Eagle Materials, Inc.
	2.500%, 07/01/31	1,283	1,045,548
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	1,506	1,449,103
	3.600%, 12/15/24	28	27,344
	Eastman Chemical Co.
	3.800%, 03/15/25	124	121,096
	4.500%, 12/01/28	10	9,853
	Eaton Corp.
	4.000%, 11/02/32	655	629,364
	4.150%, 03/15/33	250	240,504
	Eaton Vance Corp.
	3.500%, 04/06/27	10	9,475
	eBay, Inc.
	1.400%, 05/10/26	75	68,331
	6.300%, 11/22/32	575	623,158
	Edison International
	3.550%, 11/15/24	588	571,837
	4.950%, 04/15/25	389	387,823
	4.700%, 08/15/25	172	169,807
	5.750%, 06/15/27	2,008	2,060,888
	4.125%, 03/15/28	1,558	1,487,420
	6.950%, 11/15/29	3,312	3,597,415

21

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
Elevance Health, Inc.
3.500%, 08/15/24	1,425	$1,398,433
3.350%, 12/01/24	3,566	3,478,787
2.375%, 01/15/25	771	741,470
1.500%, 03/15/26	369	339,534
3.650%, 12/01/27	520	504,806
4.101%, 03/01/28	697	686,692
2.550%, 03/15/31	169	145,751
4.100%, 05/15/32	74	71,055
5.950%, 12/15/34	26	27,928
6.375%, 06/15/37	50	56,021
4.625%, 05/15/42	610	567,497
Emerson Electric Co.
0.875%, 10/15/26	100	89,611
1.950%, 10/15/30	293	247,103
Energy Transfer, LP
4.500%, 04/15/24	110	108,754
4.050%, 03/15/25	2,147	2,105,053
2.900%, 05/15/25	2,137	2,039,750
5.950%, 12/01/25	522	533,263
4.750%, 01/15/26	2,891	2,865,945
3.900%, 07/15/26	676	651,105
4.400%, 03/15/27	790	770,361
4.200%, 04/15/27	450	434,774
5.500%, 06/01/27	461	467,698
4.000%, 10/01/27	310	297,900
4.950%, 05/15/28	971	962,491
4.950%, 06/15/28	414	412,206
5.250%, 04/15/29	1,035	1,038,560
4.150%, 09/15/29	343	327,271
8.250%, 11/15/29	911	1,041,119
3.750%, 05/15/30	12	11,033
6.625%, 10/15/36	215	227,201
5.800%, 06/15/38	61	60,392
6.500%, 02/01/42	250	259,963
6.100%, 02/15/42	764	741,478
Entergy Corp.
0.900%, 09/15/25	60	54,661
2.800%, 06/15/30	1,400	1,230,497
2.400%, 06/15/31	133	111,313
Enterprise Products Operating LLC
3.900%, 02/15/24	180	178,057
3.750%, 02/15/25	35	34,554
6.875%, 03/01/33	184	211,272
6.650%, 10/15/34	256	284,068
7.550%, 04/15/38	50	58,649
6.125%, 10/15/39	456	495,415
6.450%, 09/01/40	625	683,167
5.950%, 02/01/41	100	106,055
5.700%, 02/15/42	1,094	1,119,071
EOG Resources, Inc.
3.150%, 04/01/25	314	305,407
# 4.150%, 01/15/26	200	198,577
3.900%, 04/01/35	50	46,323

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
Equifax, Inc.
	3.100%, 05/15/30	150	$131,576
	2.350%, 09/15/31	355	286,873
Equinix, Inc.
	2.625%, 11/18/24	180	173,077
	1.250%, 07/15/25	148	136,049
	1.000%, 09/15/25	179	162,516
	3.200%, 11/18/29	492	441,903
	2.150%, 07/15/30	1,405	1,154,870
	2.500%, 05/15/31	100	82,608
	3.900%, 04/15/32	459	418,229
Equitable Holdings, Inc.
	7.000%, 04/01/28	37	40,178
	4.350%, 04/20/28	57	54,921
	5.594%, 01/11/33	75	74,557
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	466	457,314
ERP Operating, LP
	3.375%, 06/01/25	100	96,752
	4.150%, 12/01/28	692	672,468
	3.000%, 07/01/29	100	91,064
	2.500%, 02/15/30	201	174,463
Eversource Energy
	3.150%, 01/15/25	35	33,990
	4.250%, 04/01/29	52	51,183
	3.375%, 03/01/32	3	2,699
Exelon Corp.
	3.950%, 06/15/25	49	48,054
	3.350%, 03/15/32	123	110,583
	4.950%, 06/15/35	100	99,998
Expedia Group, Inc.
	5.000%, 02/15/26	210	209,950
	3.800%, 02/15/28	594	560,629
	3.250%, 02/15/30	2,657	2,335,058
Experian Finance PLC
#Ω	4.250%, 02/01/29	1,890	1,827,934
Ω	2.750%, 03/08/30	1,260	1,096,463
Extra Space Storage, LP
	2.350%, 03/15/32	400	318,212
Exxon Mobil Corp.
	0.142%, 06/26/24	6,000	6,381,183
	2.019%, 08/16/24	350	338,964
	2.709%, 03/06/25	1,132	1,099,004
	2.992%, 03/19/25	2,475	2,410,309
	2.275%, 08/16/26	9	8,528
	4.227%, 03/19/40	114	107,372
FedEx Corp.
	3.900%, 02/01/35	123	110,857
	3.250%, 05/15/41	105	80,152
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	1,190	1,179,443
Fidelity National Financial, Inc.
	4.500%, 08/15/28	40	39,048

22

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	3.400%, 06/15/30	2,275	$2,013,215
	2.450%, 03/15/31	1,732	1,413,757
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	612	586,800
	2.250%, 03/01/31	130	105,141
	First American Financial Corp.
	4.000%, 05/15/30	1,442	1,310,414
	2.400%, 08/15/31	730	567,355
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30	454	394,726
	Flex, Ltd.
	4.750%, 06/15/25	250	246,551
	3.750%, 02/01/26	4,586	4,407,538
	6.000%, 01/15/28	759	775,379
	4.875%, 06/15/29	6,241	6,053,926
	4.875%, 05/12/30	3,541	3,450,492
	Flowserve Corp.
	3.500%, 10/01/30	2,435	2,148,922
	2.800%, 01/15/32	1,805	1,459,646
	FMR LLC
Ω	7.570%, 06/15/29	380	420,876
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25	60	58,936
	3.250%, 09/15/29	1,513	1,356,055
	4.000%, 03/25/32	903	812,257
	Fox Corp.
	4.709%, 01/25/29	130	127,696
	5.476%, 01/25/39	2,238	2,120,977
	Franklin Resources, Inc.
	2.850%, 03/30/25	100	95,428
	1.600%, 10/30/30	365	290,884
	GATX Corp.
	3.250%, 03/30/25	50	48,089
	3.250%, 09/15/26	60	56,551
	4.550%, 11/07/28	71	69,443
	4.000%, 06/30/30	133	123,841
	3.500%, 06/01/32	400	354,887
	4.900%, 03/15/33	10	9,826
	General Dynamics Corp.
	4.250%, 04/01/40	1,207	1,126,889
	2.850%, 06/01/41	95	73,849
	General Electric Co.
	6.150%, 08/07/37	74	81,097
	5.875%, 01/14/38	339	371,505
	6.875%, 01/10/39	400	469,083
	General Mills, Inc.
	3.200%, 02/10/27	67	64,662
	General Motors Co.
	4.000%, 04/01/25	180	175,802
	6.125%, 10/01/25	262	266,668
#	4.200%, 10/01/27	157	150,646
	6.800%, 10/01/27	560	591,888
#	5.000%, 10/01/28	751	743,085

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	5.400%, 10/15/29	2,824	$2,791,928
	5.600%, 10/15/32	1,294	1,267,740
	5.150%, 04/01/38	488	437,047
General Motors Financial Co., Inc.
	1.050%, 03/08/24	308	296,226
	1.200%, 10/15/24	291	273,616
	4.000%, 01/15/25	40	39,099
	2.900%, 02/26/25	404	386,672
	3.800%, 04/07/25	353	342,919
	4.350%, 04/09/25	382	373,974
	2.750%, 06/20/25	485	460,047
	4.300%, 07/13/25	369	359,852
	1.250%, 01/08/26	521	469,213
	5.250%, 03/01/26	196	195,865
	1.500%, 06/10/26	100	89,483
	4.350%, 01/17/27	369	357,085
	5.000%, 04/09/27	168	166,161
	2.700%, 08/20/27	664	594,829
	2.400%, 04/10/28	770	672,823
	2.400%, 10/15/28	50	42,917
	5.650%, 01/17/29	311	311,660
	4.300%, 04/06/29	1,439	1,341,107
#	3.600%, 06/21/30	1,393	1,220,763
	2.350%, 01/08/31	1,667	1,316,114
	2.700%, 06/10/31	1,414	1,134,522
	3.100%, 01/12/32	1,003	819,299
	6.400%, 01/09/33	360	370,164
Georgia Power Co.
	4.750%, 09/01/40	188	176,178
	4.300%, 03/15/42	789	699,910
Georgia-Pacific LLC
	8.000%, 01/15/24	152	154,435
Ω	0.625%, 05/15/24	3,133	2,989,932
Ω	3.600%, 03/01/25	435	425,293
Ω	1.750%, 09/30/25	463	430,747
	7.375%, 12/01/25	6	6,373
	7.750%, 11/15/29	3,012	3,535,421
Ω	2.300%, 04/30/30	100	86,555
	8.875%, 05/15/31	708	893,983
Gilead Sciences, Inc.
#	3.700%, 04/01/24	833	821,277
	3.500%, 02/01/25	1,012	993,648
	3.650%, 03/01/26	1,399	1,368,138
	4.600%, 09/01/35	248	246,663
	4.000%, 09/01/36	507	471,810
	2.600%, 10/01/40	835	615,936
	5.650%, 12/01/41	347	372,161
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	420	412,631
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38	650	771,889
Global Payments, Inc.
	1.500%, 11/15/24	124	117,050
	2.650%, 02/15/25	1,066	1,017,693

23

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	1.200%, 03/01/26	238	$213,389
	4.800%, 04/01/26	359	354,969
	2.150%, 01/15/27	823	738,246
	4.450%, 06/01/28	725	696,409
	3.200%, 08/15/29	1,026	907,440
	2.900%, 05/15/30	564	483,364
	2.900%, 11/15/31	883	731,681
Goldman Sachs Group, Inc. (The)
#	4.000%, 03/03/24	2,623	2,590,226
	3.850%, 07/08/24, MTN	2,597	2,554,088
	3.500%, 01/23/25	1,074	1,043,656
	3.375%, 03/27/25	1,000	1,096,993
	3.750%, 05/22/25	360	350,552
	2.600%, 02/07/30	295	254,672
#	6.125%, 02/15/33	378	410,709
	6.250%, 02/01/41	1,102	1,216,426
Halliburton Co.
	6.700%, 09/15/38	243	270,550
	7.450%, 09/15/39	529	623,532
	4.500%, 11/15/41	183	158,402
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	5,136	4,645,972
Harley-Davidson, Inc.
#	3.500%, 07/28/25	50	47,904
Hartford Financial Services Group, Inc. (The)
	6.625%, 03/30/40	50	53,955
Hasbro, Inc.
	3.500%, 09/15/27	25	23,741
	6.350%, 03/15/40	483	488,948
HCA, Inc.
	5.375%, 02/01/25	645	645,319
	7.690%, 06/15/25	340	354,806
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	452	418,020
Ω	2.200%, 06/01/30	3,047	2,558,067
Healthcare Realty Holdings, LP
	3.875%, 05/01/25	101	97,463
	3.625%, 01/15/28	2,342	2,141,662
	3.100%, 02/15/30	153	133,056
	2.400%, 03/15/30	100	80,634
	2.000%, 03/15/31	261	203,804
Hershey Co. (The)
	1.700%, 06/01/30	75	63,061
Hess Corp.
	7.875%, 10/01/29	210	238,347
	7.300%, 08/15/31	410	461,189
	7.125%, 03/15/33	420	471,577
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	104	100,301
Home Depot, Inc. (The)
	3.300%, 04/15/40	316	263,387

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	5.400%, 09/15/40	1,680	$1,774,805
	5.950%, 04/01/41	1,157	1,298,005
	Honeywell International, Inc.
	5.700%, 03/15/37	60	66,287
	Hormel Foods Corp.
	1.800%, 06/11/30	46	38,814
	Host Hotels & Resorts LP
	4.000%, 06/15/25	638	614,682
	4.500%, 02/01/26	50	48,836
	3.375%, 12/15/29	5,784	4,965,536
	2.900%, 12/15/31	145	114,811
	HP, Inc.
	1.450%, 06/17/26	112	101,237
	4.000%, 04/15/29	2,114	2,007,120
	3.400%, 06/17/30	897	794,950
	2.650%, 06/17/31	1,376	1,120,542
	4.200%, 04/15/32	2,996	2,684,687
#	6.000%, 09/15/41	888	900,550
	Humana, Inc.
	3.850%, 10/01/24	67	65,944
	3.950%, 03/15/27	96	93,295
	3.125%, 08/15/29	244	221,581
	Huntsman International LLC
	4.500%, 05/01/29	835	784,750
	2.950%, 06/15/31	435	359,402
	Hyatt Hotels Corp.
	4.375%, 09/15/28	10	9,690
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	314	310,009
	Illumina, Inc.
	2.550%, 03/23/31	517	433,741
	Intel Corp.
	4.000%, 12/15/32	50	47,611
	4.600%, 03/25/40	3,875	3,645,081
	2.800%, 08/12/41	71	51,527
	5.625%, 02/10/43	500	513,137
	International Business Machines Corp.
	3.625%, 02/12/24	2,010	1,987,726
	3.000%, 05/15/24	2,090	2,047,387
	7.000%, 10/30/25	43	45,546
	3.500%, 05/15/29	113	106,030
	1.950%, 05/15/30	177	149,270
#	4.400%, 07/27/32	125	122,580
	4.150%, 05/15/39	1,968	1,746,363
	5.600%, 11/30/39	650	675,538
	2.850%, 05/15/40	302	223,920
	4.000%, 06/20/42	499	427,328
	International Flavors & Fragrances, Inc.
	4.450%, 09/26/28	14	13,558
Ω	3.268%, 11/15/40	601	428,968
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	1,421	1,401,238

24

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	4.650%, 10/01/28	68	$66,801
	2.400%, 03/01/31	30	25,070
	3.375%, 03/01/41	104	78,590
	Interstate Power and Light Co.
	3.250%, 12/01/24	1,150	1,118,147
	4.100%, 09/26/28	206	202,427
	2.300%, 06/01/30	45	38,045
	Invitation Homes Operating Partnership, LP
	2.300%, 11/15/28	230	195,607
#	4.150%, 04/15/32	346	312,228
	2.700%, 01/15/34	40	30,823
	J M Smucker Co. (The)
	4.250%, 03/15/35	325	306,660
	Jabil, Inc.
	1.700%, 04/15/26	1,355	1,230,371
	4.250%, 05/15/27	896	873,682
	3.950%, 01/12/28	701	668,544
	3.600%, 01/15/30	1,764	1,623,030
	3.000%, 01/15/31	1,428	1,217,830
	Jackson Financial, Inc.
	1.125%, 11/22/23	282	275,206
Ω	3.125%, 11/23/31	112	90,352
	3.125%, 11/23/31	400	322,686
#	5.670%, 06/08/32	100	99,033
	Janus Henderson US Holdings, Inc.
	4.875%, 08/01/25	175	172,078
	Jefferies Financial Group, Inc.
	4.850%, 01/15/27	375	368,427
#	4.150%, 01/23/30	5,334	4,947,599
	2.625%, 10/15/31	3,751	3,022,542
	2.750%, 10/15/32	1,135	900,011
	John Deere Capital Corp.
#	3.450%, 01/10/24, MTN	716	709,325
	Johnson & Johnson
	0.550%, 09/01/25	300	277,008
#	2.450%, 03/01/26	74	71,080
	3.550%, 03/01/36	80	74,781
	5.950%, 08/15/37	72	84,882
	JPMorgan Chase & Co.
	3.875%, 02/01/24	32	31,706
	3.625%, 05/13/24	1,345	1,326,691
	3.125%, 01/23/25	251	244,181
	3.900%, 07/15/25	1,188	1,170,448
	3.300%, 04/01/26	843	816,367
	3.200%, 06/15/26	417	402,765
	6.400%, 05/15/38	1,040	1,176,489
	5.500%, 10/15/40	812	841,678
	5.600%, 07/15/41	1,147	1,196,195
	5.400%, 01/06/42	255	263,173
	Juniper Networks, Inc.
	1.200%, 12/10/25	60	54,396
	3.750%, 08/15/29	758	713,071
	2.000%, 12/10/30	1,161	928,808

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Kellogg Co.
	2.100%, 06/01/30	20	$16,826
	Kemper Corp.
	4.350%, 02/15/25	147	143,650
	2.400%, 09/30/30	1,013	816,513
	3.800%, 02/23/32	980	847,231
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	82	79,345
	3.950%, 04/15/29	144	139,073
	Kimberly-Clark Corp.
	5.300%, 03/01/41	99	104,749
	Kimco Realty OP LLC
	3.300%, 02/01/25	44	42,370
	1.900%, 03/01/28	115	99,092
	2.700%, 10/01/30	213	178,700
	2.250%, 12/01/31	106	83,359
	Kinder Morgan Energy Partners, LP
	4.250%, 09/01/24	159	157,355
	7.400%, 03/15/31	75	83,292
	7.750%, 03/15/32	380	433,838
	7.300%, 08/15/33	454	509,828
	5.800%, 03/15/35	133	135,877
	6.500%, 02/01/37	474	497,743
	6.950%, 01/15/38, MTN	1,962	2,218,522
	6.375%, 03/01/41	161	166,382
	Kinder Morgan, Inc.
	4.300%, 03/01/28	16	15,769
	2.000%, 02/15/31	371	301,720
	7.800%, 08/01/31, MTN	3,210	3,670,140
	7.750%, 01/15/32, MTN	3,026	3,519,706
	5.300%, 12/01/34	180	176,897
	Kraft Heinz Foods Co.
	5.000%, 07/15/35	670	673,002
	6.875%, 01/26/39	684	781,571
Ω	7.125%, 08/01/39	1,180	1,348,516
	4.625%, 10/01/39	150	138,148
	6.500%, 02/09/40	3,401	3,740,803
	5.000%, 06/04/42	637	610,700
	Kroger Co. (The)
	2.650%, 10/15/26	84	79,498
	6.900%, 04/15/38	35	40,061
	L3Harris Technologies, Inc.
	4.854%, 04/27/35	75	73,679
	Laboratory Corp. of America Holdings
	3.250%, 09/01/24	193	188,520
	2.300%, 12/01/24	5	4,787
	3.600%, 02/01/25	49	47,827
	3.600%, 09/01/27	66	63,504
	2.950%, 12/01/29	25	22,655
	Lazard Group LLC
	3.750%, 02/13/25	354	344,569
	3.625%, 03/01/27	71	66,921
	4.500%, 09/19/28	2,710	2,609,557

25

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	4.375%, 03/11/29	235	$224,121
Lear Corp.
	3.800%, 09/15/27	388	371,404
	4.250%, 05/15/29	1,464	1,399,190
	3.500%, 05/30/30	1,207	1,075,099
	2.600%, 01/15/32	370	293,523
Legg Mason, Inc.
	4.750%, 03/15/26	199	197,177
Leggett & Platt, Inc.
	3.500%, 11/15/27	100	93,897
Lennar Corp.
	4.500%, 04/30/24	301	298,169
	4.750%, 05/30/25	70	69,542
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	3,916	3,777,893
Ω	6.500%, 03/15/35	540	567,709
Liberty Utilities Finance GP 1
#Ω	2.050%, 09/15/30	986	788,070
Lincoln National Corp.
	3.350%, 03/09/25	46	43,791
#	3.800%, 03/01/28	1,129	1,010,511
	3.050%, 01/15/30	1,007	822,352
#	3.400%, 01/15/31	2,199	1,770,845
	3.400%, 03/01/32	195	153,613
	7.000%, 06/15/40	714	722,587
Lockheed Martin Corp.
	6.150%, 09/01/36	316	361,837
Loews Corp.
	3.200%, 05/15/30	86	77,960
	6.000%, 02/01/35	100	107,967
Lowe’s Cos., Inc.
	3.750%, 04/01/32	97	89,996
	5.000%, 04/15/40	45	43,443
	2.800%, 09/15/41	122	86,444
LYB International Finance III LLC
	1.250%, 10/01/25	130	118,521
	2.250%, 10/01/30	94	77,748
	3.375%, 10/01/40	2,004	1,481,937
Marathon Petroleum Corp.
	3.625%, 09/15/24	900	882,064
	4.700%, 05/01/25	745	740,377
	3.800%, 04/01/28	25	23,997
	6.500%, 03/01/41	220	232,405
Marriott International, Inc.
	3.750%, 03/15/25	25	24,388
	4.000%, 04/15/28	518	501,194
	4.650%, 12/01/28	764	756,391
	2.750%, 10/15/33	248	201,253
Mars, Inc.
Ω	1.625%, 07/16/32	175	138,398
Ω	3.600%, 04/01/34	420	384,977
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	301	295,341
	3.500%, 03/10/25	159	155,727

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
4.375%, 03/15/29	285	$283,236
2.250%, 11/15/30	844	720,601
5.750%, 11/01/32	200	214,786
4.750%, 03/15/39	340	322,100
Mastercard, Inc.
3.375%, 04/01/24	480	472,658
McDonald’s Corp.
6.300%, 10/15/37	147	168,069
6.300%, 03/01/38	5	5,703
5.700%, 02/01/39, MTN	64	67,629
3.700%, 02/15/42, MTN	55	45,667
Medtronic, Inc.
4.375%, 03/15/35	840	837,482
Merck & Co., Inc.
1.450%, 06/24/30	101	84,057
Merck Sharp & Dohme Corp.
6.400%, 03/01/28	40	43,826
MetLife, Inc.
3.600%, 04/10/24	1,359	1,337,179
# 6.500%, 12/15/32	1,700	1,917,473
6.375%, 06/15/34	150	169,424
5.875%, 02/06/41	887	933,423
4.125%, 08/13/42	308	265,981
Micron Technology, Inc.
# 4.975%, 02/06/26	234	232,851
4.185%, 02/15/27	117	112,821
5.327%, 02/06/29	1,792	1,784,452
6.750%, 11/01/29	2,816	2,967,564
4.663%, 02/15/30	2,631	2,521,218
2.703%, 04/15/32	1,202	962,665
5.875%, 02/09/33	45	45,372
3.366%, 11/01/41	1,420	1,004,514
Microsoft Corp.
3.300%, 02/06/27	73	71,715
3.500%, 02/12/35	12	11,463
Mississippi Power Co.
4.250%, 03/15/42	140	120,690
Mohawk Industries, Inc.
# 3.625%, 05/15/30	832	759,315
Molson Coors Beverage Co.
3.000%, 07/15/26	93	88,281
5.000%, 05/01/42	1,706	1,618,462
Morgan Stanley
3.875%, 04/29/24	5,114	5,042,337
3.700%, 10/23/24	499	489,321
1.750%, 01/30/25, MTN	1,500	1,602,085
4.000%, 07/23/25	1,706	1,681,443
3.875%, 01/27/26	2,040	1,991,300
3.125%, 07/27/26, MTN	909	864,229
6.250%, 08/09/26, MTN	1,009	1,047,091
3.625%, 01/20/27	1,716	1,651,954
7.250%, 04/01/32	2,391	2,820,135
6.375%, 07/24/42	41	46,414

26

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
Morgan Stanley Domestic Holdings, Inc.
	3.800%, 08/24/27	289	$277,433
	4.500%, 06/20/28	1,614	1,608,522
	Mosaic Co. (The)
	4.250%, 11/15/23	164	162,828
	4.050%, 11/15/27	56	54,362
	5.450%, 11/15/33	770	776,114
	Motorola Solutions, Inc.
	4.000%, 09/01/24	55	54,152
	4.600%, 05/23/29	804	790,948
	2.300%, 11/15/30	2,372	1,944,649
	2.750%, 05/24/31	2,781	2,314,702
	5.600%, 06/01/32	1,853	1,881,898
	MPLX, LP
	4.875%, 12/01/24	158	157,394
	4.000%, 02/15/25	880	862,370
	4.875%, 06/01/25	929	925,721
	1.750%, 03/01/26	907	834,318
	4.125%, 03/01/27	178	173,780
	4.250%, 12/01/27	124	121,238
	4.000%, 03/15/28	1,092	1,055,036
	4.800%, 02/15/29	453	450,239
	2.650%, 08/15/30	560	478,471
	4.500%, 04/15/38	610	547,630
	Mylan, Inc.
	4.550%, 04/15/28	3,743	3,585,665
	National Fuel Gas Co.
	5.200%, 07/15/25	216	214,953
	2.950%, 03/01/31	4,940	4,001,190
	National Retail Properties, Inc.
	3.500%, 10/15/27	235	220,119
National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	28	26,968
	1.000%, 10/18/24, MTN	1,792	1,686,181
	1.875%, 02/07/25, MTN	123	117,097
	1.000%, 06/15/26	2	1,800
	8.000%, 03/01/32	1,370	1,657,785
	National Securities Clearing Corp.
Ω	1.500%, 04/23/25	1,200	1,122,591
#Ω	0.750%, 12/07/25	400	362,165
	NetApp, Inc.
	1.875%, 06/22/25	37	34,684
	2.700%, 06/22/30	119	102,808
	NewMarket Corp.
	2.700%, 03/18/31	2,860	2,407,076
	Newmont Corp.
	2.250%, 10/01/30	51	42,981
NextEra Energy Capital Holdings, Inc.
	4.255%, 09/01/24	206	204,030
	2.250%, 06/01/30	123	104,406

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Norfolk Southern Corp.
	2.900%, 06/15/26	40	$38,164
	Northrop Grumman Corp.
	5.150%, 05/01/40	158	158,800
	Nucor Corp.
	2.000%, 06/01/25	311	293,600
	4.300%, 05/23/27	100	99,481
	3.950%, 05/01/28	122	118,874
	2.700%, 06/01/30	323	284,983
	3.125%, 04/01/32	275	244,358
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	862	840,269
	NVIDIA Corp.
	3.500%, 04/01/40	549	472,775
	Oklahoma Gas and Electric Co.
	3.300%, 03/15/30	66	60,394
	ONEOK, Inc.
	2.750%, 09/01/24	451	437,220
	2.200%, 09/15/25	191	178,328
	5.850%, 01/15/26	244	248,858
	4.000%, 07/13/27	212	204,139
	4.550%, 07/15/28	727	713,750
	4.350%, 03/15/29	2,503	2,394,159
	3.400%, 09/01/29	1,008	913,311
	3.100%, 03/15/30	148	130,996
	6.350%, 01/15/31	3,370	3,563,899
	6.100%, 11/15/32	295	308,415
	Oracle Corp.
	2.500%, 04/01/25	353	337,032
	2.950%, 05/15/25	113	108,883
	1.650%, 03/25/26	40	36,730
	2.650%, 07/15/26	103	96,729
	3.250%, 11/15/27	37	34,882
	2.300%, 03/25/28	222	198,591
	2.950%, 04/01/30	596	527,982
	3.250%, 05/15/30	206	185,002
	2.875%, 03/25/31	1,331	1,147,074
	6.250%, 11/09/32	414	446,973
	4.300%, 07/08/34	400	368,835
	3.900%, 05/15/35	2,870	2,517,844
	3.850%, 07/15/36	214	182,883
	3.800%, 11/15/37	903	755,485
	6.500%, 04/15/38	386	421,677
	6.125%, 07/08/39	536	565,506
	3.600%, 04/01/40	210	163,071
	5.375%, 07/15/40	1,118	1,077,058
	3.650%, 03/25/41	235	182,248
	O’Reilly Automotive, Inc.
	1.750%, 03/15/31	121	98,130
	Ovintiv Exploration, Inc.
	5.375%, 01/01/26	2,458	2,466,325
	Ovintiv, Inc.
	8.125%, 09/15/30	2,175	2,425,902
	7.375%, 11/01/31	1,389	1,513,439

27

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	7.200%, 11/01/31	1,519	$1,625,153
#	6.500%, 08/15/34	2,272	2,327,561
	6.500%, 02/01/38	100	100,002
Owens Corning
	4.200%, 12/01/24	18	17,769
	3.950%, 08/15/29	215	204,427
	3.875%, 06/01/30	281	263,877
Paramount Global
	4.750%, 05/15/25	33	32,672
	4.000%, 01/15/26	14	13,555
#	4.200%, 05/19/32	1,483	1,276,227
Parker-Hannifin Corp.
	3.250%, 06/14/29	7	6,526
	6.250%, 05/15/38, MTN	34	37,879
Penske Truck Leasing Co., Lp/PTL Finance Corp.
Ω	3.450%, 07/01/24	1,232	1,203,385
Ω	2.700%, 11/01/24	953	914,894
Ω	3.950%, 03/10/25	1,377	1,340,542
Ω	4.000%, 07/15/25	2,365	2,294,021
Ω	1.200%, 11/15/25	338	304,021
Ω	4.450%, 01/29/26	529	516,396
Ω	1.700%, 06/15/26	643	577,404
Ω	3.350%, 11/01/29	310	275,453
PepsiCo, Inc.
	4.875%, 11/01/40	200	211,569
Pfizer, Inc.
	3.450%, 03/15/29	88	85,174
	4.100%, 09/15/38	85	80,472
	3.900%, 03/15/39	289	264,172
	7.200%, 03/15/39	3,999	5,051,316
	2.550%, 05/28/40	190	143,795
	5.600%, 09/15/40	287	312,563
Philip Morris International, Inc.
	2.875%, 05/01/24	636	622,893
	0.625%, 11/08/24	500	527,416
	3.250%, 11/10/24	428	418,649
	2.750%, 02/25/26	204	194,650
#	0.875%, 05/01/26	266	239,813
	3.125%, 08/17/27	314	298,547
	3.125%, 03/02/28	320	300,622
	5.625%, 11/17/29	123	128,473
	5.125%, 02/15/30	1,240	1,252,912
	1.750%, 11/01/30	590	476,315
	5.375%, 02/15/33	100	101,997
	6.375%, 05/16/38	2,065	2,284,315
	4.375%, 11/15/41	1,709	1,483,118
	4.500%, 03/20/42	1,505	1,316,587
	4.125%, 03/04/43	196	161,749
Phillips 66
	3.850%, 04/09/25	415	406,610
#	1.300%, 02/15/26	850	776,126
	3.900%, 03/15/28	756	732,591
#	2.150%, 12/15/30	1,196	997,925

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
4.650%, 11/15/34	701	$678,516
5.875%, 05/01/42	766	812,330
Piedmont Operating Partnership, LP
3.150%, 08/15/30	1,895	1,431,265
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24	122	119,135
4.650%, 10/15/25	251	248,449
4.500%, 12/15/26	10	9,819
3.800%, 09/15/30	1,086	982,681
PNC Financial Services Group, Inc. (The)
2.550%, 01/22/30	160	137,101
PPG Industries, Inc.
2.400%, 08/15/24	50	48,459
1.200%, 03/15/26	531	481,734
2.550%, 06/15/30	50	43,411
Precision Castparts Corp.
3.250%, 06/15/25	431	422,366
Primerica, Inc.
2.800%, 11/19/31	413	348,483
Principal Financial Group, Inc.
3.400%, 05/15/25	244	236,210
3.100%, 11/15/26	600	574,731
3.700%, 05/15/29	595	564,737
6.050%, 10/15/36	440	465,233
Procter & Gamble Co. (The)
2.450%, 11/03/26	60	57,033
Progress Energy, Inc.
7.750%, 03/01/31	838	979,727
7.000%, 10/30/31	183	205,563
6.000%, 12/01/39	1,720	1,782,334
Progressive Corp. (The)
3.000%, 03/15/32	60	53,985
6.250%, 12/01/32	737	830,276
Prologis, LP
2.125%, 04/15/27	44	40,442
4.625%, 01/15/33	200	199,260
Prudential Financial, Inc.
5.700%, 12/14/36, MTN	598	643,867
6.625%, 12/01/37, MTN	20	22,758
6.625%, 06/21/40, MTN	610	680,599
6.200%, 11/15/40, MTN	110	115,820
Public Storage
0.875%, 02/15/26	242	218,445
2.300%, 05/01/31	145	123,158
2.250%, 11/09/31	452	379,172
PulteGroup, Inc.
5.500%, 03/01/26	89	89,872
5.000%, 01/15/27	158	158,151
7.875%, 06/15/32	1,846	2,154,751
6.375%, 05/15/33	1,028	1,096,200
6.000%, 02/15/35	829	859,305

28

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
PVH Corp.
4.625%, 07/10/25	5,532	$5,459,062
QUALCOMM, Inc.
4.250%, 05/20/32	26	25,987
Quanta Services, Inc.
2.900%, 10/01/30	1,040	902,127
2.350%, 01/15/32	194	156,264
3.050%, 10/01/41	365	256,829
Quest Diagnostics, Inc.
4.250%, 04/01/24	57	56,425
Ralph Lauren Corp.
3.750%, 09/15/25	221	217,504
Rayonier LP
2.750%, 05/17/31	651	541,399
Raytheon Technologies Corp.
3.200%, 03/15/24	572	562,672
3.150%, 12/15/24	75	72,657
3.950%, 08/16/25	123	121,362
3.500%, 03/15/27	46	44,634
5.400%, 05/01/35	200	208,827
6.125%, 07/15/38	827	924,549
4.450%, 11/16/38	240	228,544
4.875%, 10/15/40	110	107,625
4.500%, 06/01/42	1,656	1,563,419
Realty Income Corp.
4.600%, 02/06/24	50	49,948
3.875%, 07/15/24	362	356,625
4.625%, 11/01/25	902	892,313
0.750%, 03/15/26	75	66,740
4.875%, 06/01/26	1,326	1,326,227
3.000%, 01/15/27	452	424,306
3.950%, 08/15/27	235	226,616
2.200%, 06/15/28	100	89,601
3.100%, 12/15/29	297	270,559
4.850%, 03/15/30	380	378,205
3.250%, 01/15/31	1,936	1,720,906
5.625%, 10/13/32	1,390	1,439,565
2.850%, 12/15/32	12	10,013
1.800%, 03/15/33	290	216,213
5.875%, 03/15/35	420	430,286
Reinsurance Group of America, Inc.
3.150%, 06/15/30	631	554,450
Republic Services, Inc.
6.200%, 03/01/40	102	113,656
Revvity, Inc.
1.900%, 09/15/28	162	139,330
3.300%, 09/15/29	25	22,654
2.550%, 03/15/31	1,147	954,917
2.250%, 09/15/31	70	56,880
Roper Technologies, Inc.
1.750%, 02/15/31	25	19,980
Ross Stores, Inc.
4.600%, 04/15/25	219	217,802
4.700%, 04/15/27	50	49,693

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	1.875%, 04/15/31	154	$124,967
Royalty Pharma PLC
	1.200%, 09/02/25	323	294,518
	1.750%, 09/02/27	434	380,493
	2.200%, 09/02/30	325	266,404
	2.150%, 09/02/31	362	288,840
	3.300%, 09/02/40	2,385	1,740,031
Ryder System, Inc.
	3.650%, 03/18/24, MTN	402	395,586
	2.500%, 09/01/24, MTN	100	96,511
	3.350%, 09/01/25, MTN	316	304,031
	2.900%, 12/01/26	69	64,320
	2.850%, 03/01/27, MTN	30	27,772
Salesforce, Inc.
	2.700%, 07/15/41	67	50,110
Schlumberger Holdings Corp.
Ω	3.900%, 05/17/28	1,333	1,291,591
	4.300%, 05/01/29	50	48,813
Ω	4.300%, 05/01/29	1,416	1,382,396
Sempra Energy
	3.250%, 06/15/27	60	56,546
	3.700%, 04/01/29	100	94,342
	3.800%, 02/01/38	54	47,410
	6.000%, 10/15/39	1,290	1,361,935
Simon Property Group, LP
	2.000%, 09/13/24	1,219	1,165,461
#	3.375%, 10/01/24	860	839,577
	3.500%, 09/01/25	2,318	2,238,411
	3.300%, 01/15/26	2,009	1,931,355
	3.250%, 11/30/26	200	190,329
	1.375%, 01/15/27	1,357	1,203,360
	3.375%, 06/15/27	100	94,621
	3.375%, 12/01/27	1,058	996,659
	1.750%, 02/01/28	137	119,243
	2.450%, 09/13/29	847	738,376
	2.650%, 07/15/30	821	705,285
	2.200%, 02/01/31	3,581	2,922,056
	2.250%, 01/15/32	1,253	997,387
	2.650%, 02/01/32	200	165,965
	4.750%, 03/15/42	106	94,757
Sky, Ltd.
Ω	3.750%, 09/16/24	2,074	2,036,415
Southern California Edison Co.
	6.650%, 04/01/29	2,090	2,249,850
Southern Co. (The)
	3.250%, 07/01/26	97	92,944
	1.750%, 03/15/28	100	86,996
	3.700%, 04/30/30	112	104,887
	4.250%, 07/01/36	75	69,464
Southwest Airlines Co.
	5.250%, 05/04/25	125	125,309
	2.625%, 02/10/30	203	174,333
Southwest Gas Corp.
	2.200%, 06/15/30	376	311,443

29

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	4.050%, 03/15/32	756	$700,276
	Southwestern Electric Power Co.
	6.200%, 03/15/40	314	334,457
	Spirit Realty, LP
	3.200%, 01/15/27	4,417	4,039,924
	2.100%, 03/15/28	2,828	2,388,434
	4.000%, 07/15/29	4,308	3,906,849
	3.400%, 01/15/30	4,404	3,812,338
	3.200%, 02/15/31	2,429	2,033,848
	2.700%, 02/15/32	792	625,807
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	259	216,114
#	3.000%, 05/15/32	50	42,443
	Starbucks Corp.
	4.000%, 11/15/28	64	63,220
	State Street Corp.
	3.550%, 08/18/25	75	72,778
	Steel Dynamics, Inc.
	2.400%, 06/15/25	92	87,166
	3.450%, 04/15/30	139	126,614
	3.250%, 01/15/31	137	122,069
	Stellantis Finance US, Inc.
Ω	5.625%, 01/12/28	2,660	2,735,941
Ω	2.691%, 09/15/31	350	285,073
	2.691%, 09/15/31	460	374,668
Ω	6.375%, 09/12/32	4,145	4,363,810
	6.375%, 09/12/32	951	1,001,202
	STORE Capital Corp.
	4.500%, 03/15/28	2,490	2,224,330
#	4.625%, 03/15/29	2,536	2,252,557
	2.750%, 11/18/30	1,821	1,357,099
	2.700%, 12/01/31	680	489,317
	Stryker Corp.
	3.500%, 03/15/26	132	128,689
	Sutter Health
	3.695%, 08/15/28	200	190,317
	3.161%, 08/15/40	90	68,856
	Tapestry, Inc.
	3.050%, 03/15/32	2,982	2,469,474
	Targa Resources Corp.
	4.200%, 02/01/33	887	805,855
	Target Corp.
	3.500%, 07/01/24	350	345,495
	Teledyne FLIR LLC
	2.500%, 08/01/30	669	563,388
	Tennessee Valley Authority
	6.750%, 11/01/25	437	466,946
	2.875%, 02/01/27	239	230,667
	7.125%, 05/01/30	110	130,486
	5.500%, 06/15/38	83	91,136
	5.250%, 09/15/39	1,598	1,722,073
	3.500%, 12/15/42	285	243,404
	Textron, Inc.
	3.000%, 06/01/30	85	76,025

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
2.450%, 03/15/31	131	$111,132
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41	20	15,334
Timken Co. (The)
4.125%, 04/01/32	295	272,735
TJX Cos., Inc. (The)
3.875%, 04/15/30	105	102,329
1.600%, 05/15/31	60	49,723
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	893	957,598
4.000%, 03/15/28	50	48,213
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN	275	311,635
5.350%, 11/01/40	57	60,043
Truist Bank
3.200%, 04/01/24	64	62,606
Truist Financial Corp.
2.850%, 10/26/24, MTN	60	57,741
4.000%, 05/01/25	355	344,080
3.700%, 06/05/25, MTN	144	138,714
1.200%, 08/05/25, MTN	517	469,346
TWDC Enterprises 18 Corp.
7.000%, 03/01/32	181	211,602
4.375%, 08/16/41	175	162,403
4.125%, 12/01/41	46	41,441
UDR, Inc.
3.000%, 08/15/31	100	86,430
Union Pacific Corp.
3.250%, 01/15/25	200	195,604
2.400%, 02/05/30	49	43,467
3.600%, 09/15/37	60	52,975
4.375%, 09/10/38	480	447,591
3.550%, 08/15/39, MTN	1,196	1,029,159
3.200%, 05/20/41	196	157,546
3.375%, 02/14/42	766	634,948
United Parcel Service, Inc.
6.200%, 01/15/38	86	98,824
5.200%, 04/01/40	325	339,281
4.875%, 11/15/40	110	110,416
UnitedHealth Group, Inc.
3.500%, 02/15/24	102	100,826
3.850%, 06/15/28	28	27,541
3.875%, 12/15/28	44	43,167
5.350%, 02/15/33	500	533,221
4.625%, 07/15/35	207	208,929
5.800%, 03/15/36	204	224,967
6.500%, 06/15/37	628	729,753
6.875%, 02/15/38	3,845	4,674,069
3.500%, 08/15/39	468	401,193
2.750%, 05/15/40	250	191,938
3.050%, 05/15/41	542	430,557
4.625%, 11/15/41	2,629	2,544,644
4.375%, 03/15/42	117	108,355

30

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
Unum Group
3.875%, 11/05/25	33	$31,950
4.000%, 06/15/29	80	76,868
5.750%, 08/15/42	80	74,679
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	1,322	1,264,887
Valero Energy Corp.
4.350%, 06/01/28	349	344,067
2.800%, 12/01/31	144	121,640
7.500%, 04/15/32	410	472,091
6.625%, 06/15/37	397	435,626
Ventas Realty, LP
2.650%, 01/15/25	15	14,253
3.500%, 02/01/25	311	300,503
4.125%, 01/15/26	114	110,652
4.000%, 03/01/28	144	136,197
4.400%, 01/15/29	352	335,861
4.750%, 11/15/30	17	16,382
VeriSign, Inc.
5.250%, 04/01/25	95	95,403
# 2.700%, 06/15/31	536	456,509
Verizon Communications, Inc.
0.750%, 03/22/24	165	158,857
4.329%, 09/21/28	50	49,470
4.400%, 11/01/34	607	575,986
4.812%, 03/15/39	144	137,956
2.650%, 11/20/40	640	454,202
3.400%, 03/22/41	147	115,703
VF Corp.
2.400%, 04/23/25	962	909,491
# 2.950%, 04/23/30	1,630	1,381,484
Viatris, Inc.
1.650%, 06/22/25	837	771,715
2.300%, 06/22/27	1,397	1,231,740
2.700%, 06/22/30	2,390	1,947,225
3.850%, 06/22/40	698	482,027
Virginia Electric and Power Co.
8.875%, 11/15/38	70	97,698
Visa, Inc.
1.900%, 04/15/27	37	34,310
1.100%, 02/15/31	84	67,395
VMware, Inc.
1.400%, 08/15/26	378	337,534
3.900%, 08/21/27	224	215,728
1.800%, 08/15/28	75	63,888
Vornado Realty, LP
# 3.500%, 01/15/25	73	68,325
3.400%, 06/01/31	1,021	725,661
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	332	319,150
# 3.200%, 04/15/30	1,008	890,244
Walmart, Inc.
6.200%, 04/15/38	324	385,604

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
Walt Disney Co. (The)
6.200%, 12/15/34	100	$114,294
6.400%, 12/15/35	262	302,739
6.650%, 11/15/37	425	504,871
4.625%, 03/23/40	490	480,237
3.500%, 05/13/40	418	355,405
6.150%, 02/15/41	418	469,467
Waste Management, Inc.
4.150%, 04/15/32	205	201,237
2.950%, 06/01/41	180	138,141
Wells Fargo & Co.
3.300%, 09/09/24, MTN	1,885	1,843,487
3.000%, 02/19/25	3,367	3,257,633
1.625%, 06/02/25, MTN	3,000	3,156,379
3.550%, 09/29/25, MTN	1,385	1,346,852
3.000%, 04/22/26	3,791	3,610,075
3.000%, 10/23/26	2,174	2,045,921
1.375%, 10/26/26, MTN	3,000	3,034,127
4.150%, 01/24/29	558	537,132
5.375%, 02/07/35	110	110,587
Welltower OP LLC
4.000%, 06/01/25	76	74,084
2.050%, 01/15/29	162	136,594
4.125%, 03/15/29	350	327,970
3.100%, 01/15/30	185	162,696
2.750%, 01/15/31	121	101,500
2.800%, 06/01/31	929	779,793
3.850%, 06/15/32	296	266,039
6.500%, 03/15/41	509	537,098
Western Union Co. (The)
2.750%, 03/15/31	1,940	1,553,617
# 6.200%, 11/17/36	2,806	2,913,879
6.200%, 06/21/40	183	182,416
Westlake Corp.
2.875%, 08/15/41	48	32,595
WestRock MWV LLC
7.950%, 02/15/31	108	125,420
Weyerhaeuser Co.
7.375%, 03/15/32	1,260	1,461,919
Whirlpool Corp.
# 4.750%, 02/26/29	100	99,916
2.400%, 05/15/31	40	32,924
Williams Cos., Inc. (The)
4.550%, 06/24/24	210	208,276
3.900%, 01/15/25	248	243,560
4.000%, 09/15/25	173	169,406
3.500%, 11/15/30	713	652,462
7.500%, 01/15/31	1,424	1,595,209
2.600%, 03/15/31	186	158,020
7.750%, 06/15/31	270	304,867
8.750%, 03/15/32	886	1,068,860
6.300%, 04/15/40	1,693	1,786,171
Willis North America, Inc.
4.500%, 09/15/28	472	459,661

31

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
2.950%, 09/15/29	40	$35,411
Wisconsin Power and Light Co.
1.950%, 09/16/31	30	24,368
WP Carey, Inc.
3.850%, 07/15/29	10	9,290
2.400%, 02/01/31	144	117,767
2.450%, 02/01/32	100	80,356
WRKCo, Inc.
3.000%, 09/15/24	55	53,377
4.000%, 03/15/28	1,119	1,070,976
3.900%, 06/01/28	351	336,252
# 4.900%, 03/15/29	375	371,088
4.200%, 06/01/32	414	384,392
3.000%, 06/15/33	761	622,187
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	71	69,090

TOTAL UNITED STATES		854,843,111

TOTAL BONDS		1,566,932,245

U.S. TREASURY OBLIGATIONS — (31.4%)
U.S. Treasury Bills
4.471%, 05/11/23	2,512	2,509,087
4.384%, 05/18/23	293	292,398
5.310%, 06/15/23	253	251,009
5.202%, 06/20/23	596	592,010
5.240%, 06/27/23	158	156,782
5.010%, 09/07/23	4,084	4,013,253
5.010%, 09/14/23	1,098	1,078,052
5.010%, 09/28/23	4,723	4,629,114
5.004%, 10/05/23	2,048	2,004,948
5.025%, 10/12/23	222	217,106
U.S. Treasury Bonds
1.125%, 08/15/40	53,506	35,560,457
1.750%, 08/15/41	40,351	29,350,696
2.000%, 11/15/41	6,838	5,181,120
2.375%, 02/15/42	4,114	3,320,287
U.S. Treasury Notes
0.125%, 06/30/23	11,964	11,868,954
0.125%, 07/31/23	14,044	13,872,641
0.125%, 08/31/23	9,818	9,658,841
0.250%, 09/30/23	9,170	8,997,346
0.375%, 10/31/23	15,949	15,592,933
2.125%, 11/30/23	1,272	1,251,330
2.875%, 11/30/23	515	509,186
0.500%, 11/30/23	18,839	18,362,040
0.125%, 12/15/23	1,883	1,828,570
0.750%, 12/31/23	29,064	28,270,416
0.125%, 01/15/24	3,462	3,348,133
0.875%, 01/31/24	28,255	27,416,277
2.500%, 01/31/24	2,122	2,084,466
2.750%, 02/15/24	6,683	6,569,736
1.500%, 02/29/24	13,576	13,202,421
0.250%, 03/15/24	26,246	25,221,599
2.250%, 03/31/24	39,337	38,427,625

	Face Amount ^	Value†
	(000)
U.S. Treasury Notes
0.375%, 04/15/24	90,259	$86,528,861
2.000%, 04/30/24	10,656	10,361,517
2.500%, 04/30/24	5,303	5,182,440
0.250%, 05/15/24	10,895	10,396,639
2.500%, 05/31/24	2,111	2,060,534
0.250%, 06/15/24	30,814	29,327,465
3.250%, 08/31/24	10,935	10,758,028
0.625%, 10/15/24	237	224,419
2.000%, 02/15/25	2	1,925
1.750%, 03/15/25	92	88,076
0.375%, 11/30/25	10,116	9,263,952
0.375%, 01/31/26	—	273
2.625%, 01/31/26	8,305	8,051,827
1.625%, 02/15/26	13,361	12,601,804
2.500%, 02/28/26	14,749	14,244,691
0.500%, 02/28/26	2,787	2,544,591
2.250%, 03/31/26	7,000	6,715,352
2.375%, 04/30/26	23,238	22,352,959
1.625%, 05/15/26	12,246	11,514,110
0.750%, 05/31/26	39,546	36,146,062
2.125%, 05/31/26	8,239	7,858,590
0.875%, 06/30/26	19,284	17,680,834
1.875%, 06/30/26	28,212	26,687,891
1.875%, 07/31/26	28,936	27,331,240
1.500%, 08/15/26	3,965	3,697,857
1.375%, 08/31/26	22,000	20,417,891
0.750%, 08/31/26	38,841	35,298,639
1.625%, 09/30/26	21,482	20,086,881
0.875%, 09/30/26	26,451	24,108,640
1.625%, 10/31/26	17,282	16,141,326
1.125%, 10/31/26	26,538	24,339,863
2.000%, 11/15/26	5,936	5,611,323
1.250%, 11/30/26	26,519	24,399,092
1.750%, 12/31/26	20,000	18,717,969
1.250%, 12/31/26	21,539	19,787,274
1.500%, 01/31/27	7,500	6,944,531
1.875%, 02/28/27	14,000	13,131,562
2.500%, 03/31/27	24,148	23,172,647
2.750%, 04/30/27	8,825	8,544,392
2.375%, 05/15/27	12,000	11,454,375
2.625%, 05/31/27	20,000	19,265,625
2.750%, 07/31/27	17,000	16,446,836
2.250%, 08/15/27	3,500	3,318,437
4.125%, 10/31/27	7,087	7,251,338
1.250%, 06/30/28	14,179	12,662,512
1.125%, 08/31/28	22,909	20,243,144
1.250%, 09/30/28	20,696	18,377,401
1.750%, 01/31/29	7,120	6,465,016
2.375%, 03/31/29	16,765	15,736,834
2.875%, 04/30/29	31,103	30,015,610

32

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
U.S. Treasury Notes
3.250%, 06/30/29	11,911	$11,729,713
TOTAL U.S. TREASURY OBLIGATIONS		1,110,929,641

TOTAL INVESTMENT SECURITIES — (99.0%)

		Face Amount ^	Value†
		(000)
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $3,507,311,829)			$3,497,446,839

SECURITIES LENDING COLLATERAL — (1.0%)
	The DFA Short Term
@§	Investment Fund	3,204,554	37,061,623

TOTAL INVESTMENTS — (100.0%) (Cost $3,544,373,452)			$3,534,508,462

Forward Currency Contracts

As of April 30, 2023, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	564,889	EUR	510,685	Citigroup	05/23/23	$348
USD	1,043,695	EUR	943,539	Citigroup	05/23/23	652
USD	35,113,244	AUD	51,907,730	Citigroup	07/12/23	702,604

Total Appreciation						$703,604

USD	97,234,196	EUR	91,893,311	Citigroup	05/09/23	$(4,260,467)
USD	3,327,989	EUR	3,041,524	Citigroup	05/09/23	(31,325)
USD	10,034,786	EUR	9,117,019	HSBC Bank	05/09/23	(34,813)
USD	7,168,742	EUR	6,598,065	State Street Bank and Trust	05/09/23	(118,713)
USD	3,433,493	EUR	3,142,101	State Street Bank and Trust	05/09/23	(36,906)
USD	4,065,389	EUR	3,705,166	State Street Bank and Trust	05/09/23	(26,907)
USD	6,473,809	EUR	5,904,106	State Street Bank and Trust	05/09/23	(47,180)
USD	1,111,866	EUR	1,031,277	UBS Warburg	05/09/23	(27,163)
USD	7,510,284	EUR	6,820,376	UBS Warburg	05/09/23	(22,710)
USD	1,187,253	EUR	1,082,548	UBS Warburg	05/09/23	(8,403)
USD	2,351,819	EUR	2,139,266	Citigroup	05/23/23	(13,050)
USD	106,133	EUR	96,706	HSBC Bank	05/23/23	(771)
USD	2,460,731	EUR	2,239,227	State Street Bank and Trust	05/23/23	(14,641)

Total (Depreciation)						$(4,643,049)

Total Appreciation (Depreciation)						$(3,939,445)

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations
United States	$—	$819,584,953	$—	$819,584,953
Bonds
Australia	—	51,843,547	—	51,843,547
Austria	—	1,502,176	—	1,502,176
Belgium	—	12,131,188	—	12,131,188
Canada	—	102,964,151	—	102,964,151
Denmark	—	8,847,737	—	8,847,737
Finland	—	12,992,223	—	12,992,223
France	—	70,130,589	—	70,130,589

33

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$—	$60,572,857	$—	$60,572,857
Hong Kong	—	2,555,916	—	2,555,916
Ireland	—	18,407,590	—	18,407,590
Italy	—	17,301,997	—	17,301,997
Japan	—	121,725,191	—	121,725,191
Luxembourg	—	13,076,735	—	13,076,735
Netherlands	—	21,746,945	—	21,746,945
Norway	—	8,540,222	—	8,540,222
Singapore	—	141,048	—	141,048
Spain	—	31,664,812	—	31,664,812
Supranational	—	36,561,081	—	36,561,081
Sweden	—	31,712,830	—	31,712,830
Switzerland	—	14,922,449	—	14,922,449
United Kingdom	—	72,747,850	—	72,747,850
United States	—	854,843,111	—	854,843,111
U.S. Treasury Obligations	—	1,110,929,641	—	1,110,929,641
United States
Securities Lending Collateral	—	37,061,623	—	37,061,623
Forward Currency Contracts**	—	(3,939,445)	—	(3,939,445)

Total Investments	$—	$3,530,569,017	$—	$3,530,569,017

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount ^	Value†
		(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Home Loan Banks
	3.375%, 12/08/23	130	$128,859
	2.500%, 02/13/24	445	436,847
	2.125%, 02/28/24	475	464,212
	3.250%, 03/08/24	300	295,918
	2.875%, 06/14/24	160	156,857
	2.750%, 06/28/24	400	391,192
	2.875%, 09/13/24	355	346,983
	2.750%, 12/13/24	705	686,123
Federal Home Loan Mortgage Corp.
	0.250%, 11/06/23	400	390,104
	0.250%, 12/04/23	300	291,707
Federal National Mortgage Association
	0.250%, 11/27/23	300	292,045
	1.750%, 07/02/24	400	387,191
	2.625%, 09/06/24	230	224,409
TOTAL AGENCY OBLIGATIONS			4,492,447

BONDS — (82.2%)
AUSTRALIA — (1.3%)
APA Infrastructure, Ltd.
Ω	4.200%, 03/23/25	4,045	3,970,450
#Ω	4.250%, 07/15/27	485	471,876
Bank of New Zealand
#Ω	2.000%, 02/21/25	546	517,685
Commonwealth Bank of Australia
#Ω	3.350%, 06/04/24	757	745,865
Ω	1.125%, 06/15/26	544	490,190
Glencore Funding LLC
	4.125%, 03/12/24	134	131,856
Ω	4.125%, 03/12/24	254	249,937
Ω	4.625%, 04/29/24	2,668	2,641,784
Ω	1.625%, 09/01/25	1,923	1,775,738
Ω	1.625%, 04/27/26	2,343	2,125,433
Ω	4.000%, 03/27/27	32	30,951
Macquarie Bank, Ltd.
	2.300%, 01/22/25	766	733,113
Ω	3.231%, 03/21/25	10	9,750
Macquarie Group, Ltd.
Ω	6.207%, 11/22/24	329	333,009
Telstra Corp., Ltd.
	3.125%, 04/07/25	50	48,590
Westpac Banking Corp.
	3.300%, 02/26/24	271	267,713
	1.019%, 11/18/24	561	530,008

TOTAL AUSTRALIA			15,073,948

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
	3.125%, 11/07/23	510	504,341

		Face Amount ^	Value†
		(000)
	AUSTRIA — (Continued)
	0.500%, 09/16/24	4,710	$4,460,741

	TOTAL AUSTRIA		4,965,082

	BELGIUM — (0.2%)
	Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	1,000	1,064,970
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	1,335	1,310,945
Ω	4.450%, 12/03/25	390	382,637

	TOTAL BELGIUM		2,758,552

	CANADA — (7.6%)
	Alimentation Couche-Tard, Inc.
	3.550%, 07/26/27	132	125,266
	Bank of Montreal
	0.450%, 12/08/23	132	128,263
	3.300%, 02/05/24, MTN	483	475,265
	2.150%, 03/08/24, MTN	931	905,917
	2.500%, 06/28/24, MTN	1,882	1,822,505
	0.625%, 07/09/24, MTN	1,196	1,133,677
	4.250%, 09/14/24, MTN	609	601,058
	5.200%, 12/12/24	237	236,977
	1.500%, 01/10/25, MTN	949	893,831
	1.850%, 05/01/25, MTN	1,874	1,764,690
	1.250%, 09/15/26, MTN	865	770,597
	2.650%, 03/08/27, MTN	1,281	1,189,452
	4.700%, 09/14/27, MTN	618	617,110
	Bank of Nova Scotia (The)
	3.400%, 02/11/24	527	518,518
#	2.440%, 03/11/24	3,000	2,919,022
	0.700%, 04/15/24	361	343,990
	0.650%, 07/31/24	82	77,455
	1.450%, 01/10/25	57	53,602
	2.200%, 02/03/25	3,000	2,853,790
	3.450%, 04/11/25	225	218,305
	1.300%, 06/11/25	273	252,114
	1.050%, 03/02/26	2,012	1,805,258
	2.700%, 08/03/26	495	463,299
	1.300%, 09/15/26	252	223,826
Bell Telephone Co. of Canada or Bell Canada (The)
	0.750%, 03/17/24	116	111,139
	Brookfield Corp.
	4.000%, 01/15/25	133	130,055
	Brookfield Finance, Inc.
	4.000%, 04/01/24	88	85,819
	4.250%, 06/02/26	400	389,803
	Canadian Imperial Bank of Commerce
	0.500%, 12/14/23	100	97,025
	3.100%, 04/02/24	2,231	2,182,926
	1.000%, 10/18/24	1,299	1,225,087

35

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
CANADA — (Continued)
2.250%, 01/28/25	859	$819,519
3.300%, 04/07/25	313	301,949
1.250%, 06/22/26	1,059	951,279
# 3.450%, 04/07/27	1,250	1,193,318
Canadian Natural Resources, Ltd.
3.800%, 04/15/24	196	192,738
3.900%, 02/01/25	2,617	2,562,034
2.050%, 07/15/25	981	923,123
3.850%, 06/01/27	356	341,797
Canadian Pacific Railway Co.
2.900%, 02/01/25	313	302,204
3.700%, 02/01/26	500	487,555
CDP Financial, Inc.
3.150%, 07/24/24	801	785,483
Emera US Finance, LP
0.833%, 06/15/24	1,450	1,373,699
3.550%, 06/15/26	10	9,571
Enbridge Energy Partners, LP
5.875%,10/15/25	186	189,641
Enbridge, Inc.
2.150%, 02/16/24	2,141	2,085,928
3.500%, 06/10/24	118	116,177
2.500%, 01/15/25	332	319,023
2.500%, 02/14/25	600	574,140
ITC Holdings Corp.
3.650%, 06/15/24	777	763,799
Kinross Gold Corp.
5.950%, 03/15/24	729	728,759
4.500%, 07/15/27	716	707,907
Magna International, Inc.
3.625%, 06/15/24	94	92,402
National Bank of Canada
0.750%, 08/06/24	251	236,841
5.250%, 01/17/25	253	251,601
Nutrien, Ltd.
5.900%, 11/07/24	1,417	1,434,821
3.000%, 04/01/25	1,045	1,003,844
Province of Alberta Canada
3.350%, 11/01/23	5,435	5,386,667
2.950%, 01/23/24	551	542,472
Province of British Columbia Canada
1.750%, 09/27/24	41	39,458
Province of Manitoba Canada
2.600%, 04/16/24	89	87,102
3.050%, 05/14/24	11,770	11,560,248
Province of Ontario Canada
3.050%, 01/29/24	39	38,433
3.200%, 05/16/24	8,799	8,649,431
Rogers Communications, Inc.
3.625%, 12/15/25	2,386	2,296,069
Royal Bank of Canada
2.550%, 07/16/24	2,143	2,079,670
0.125%, 07/23/24	1,100	1,162,648
0.650%, 07/29/24	1,038	983,144

		Face Amount ^	Value†
		(000)
CANADA — (Continued)
	1.150%, 06/10/25	664	$616,145
	0.875%, 01/20/26	612	553,463
	1.200%, 04/27/26	211	192,056
Spectra Energy Partners, LP
	4.750%, 03/15/24	443	440,140
	3.500%, 03/15/25	228	221,518
	3.375%, 10/15/26	139	132,830
Suncor Energy, Inc.
	7.875%, 06/15/26	87	93,220
Thomson Reuters Corp.
	3.850%, 09/29/24	238	232,822
Toronto-Dominion Bank (The)
	2.350%, 03/08/24	153	148,523
#	3.250%, 03/11/24	24	23,076
	0.375%, 04/25/24, MTN	3,650	3,897,215
	2.650%, 06/12/24, MTN	52	50,052
	4.285%, 09/13/24	225	222,466
	0.750%, 01/06/26, MTN	40	35,940
	4.108%, 06/08/27	6,000	5,838,945
	2.551%, 08/03/27, MTN	100	104,103
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	540	540,600

TOTAL CANADA			89,533,249

DENMARK — (0.2%)
Danske Bank A/S
Ω	5.375%, 01/12/24	370	366,510
	0.625%, 05/26/25, MTN	2,000	2,068,770

TOTAL DENMARK			2,435,280

FINLAND — (0.4%)
Nordea Bank Abp
#Ω	0.625%, 05/24/24	2,050	1,947,791
Ω	1.500%, 09/30/26	2,167	1,929,854
	1.500%, 09/30/26, MTN	413	367,803

TOTAL FINLAND			4,245,448

FRANCE — (4.6%)
Arval Service Lease SA
	0.875%, 02/17/25, MTN	1,500	1,558,423
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24	820	788,111
Ω	0.998%, 02/04/25	1,500	1,391,348
	0.010%, 03/07/25, MTN	4,000	4,115,831
	1.000%, 05/23/25, MTN	1,000	1,044,049
#Ω	1.604%, 10/04/26	1,640	1,464,492
Ω	4.753%, 07/13/27	805	797,257
Banque Stellantis France SACA
	3.882%, 01/22/25, MTN	4,000	4,135,421
	3.875%, 01/19/26, MTN	1,500	1,654,667
BNP Paribas SA
	1.000%, 04/17/24, MTN	1,500	1,613,932
	1.000%, 06/27/24, MTN	4,500	4,812,735
Ω	3.375%, 01/09/25	1,735	1,676,186

36

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
FRANCE — (Continued)
BPCE SA
	4.000%, 04/15/24	1,409	$1,386,855
	1.000%, 07/15/24	2,000	2,137,403
Ω	1.625%, 01/14/25	1,202	1,125,990
#Ω	1.000%, 01/20/26	3,560	3,206,788
	3.375%, 12/02/26, MTN	126	118,549
#Ω	4.750%, 07/19/27	1,441	1,417,260
Caisse d’Amortissement de la Dette Sociale
Ω	3.375%, 03/20/24	135	133,094
Credit Agricole SA
Ω	3.875%, 04/15/24	596	586,135
	2.375%, 05/20/24, MTN	200	217,708
	1.000%, 09/16/24, MTN	4,000	4,246,341
Ω	3.250%, 10/04/24	1,969	1,908,980
	1.000%, 09/18/25, MTN	2,000	2,081,002
Ω	4.125%, 01/10/27	1,825	1,768,154
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	1,215	1,163,473
Societe Generale SA
Ω	3.875%, 03/28/24	1,440	1,408,741
#	3.875%, 03/28/24, MTN	500	489,146
Ω	2.625%, 01/22/25	1,889	1,777,884
Ω	4.000%, 01/12/27	2,603	2,465,157
TotalEnergies Capital International SA
	3.700%, 01/15/24	252	249,594
	3.750%, 04/10/24	1,188	1,174,340
	2.434%, 01/10/25	88	85,128

TOTAL FRANCE			54,200,174

GERMANY — (3.5%)
Bayer US Finance II LLC
Ω	3.375%, 07/15/24	456	445,267
Ω	2.850%, 04/15/25	250	237,006
Ω	5.500%, 08/15/25	59	58,683
Ω	4.250%, 12/15/25	626	613,785
BMW US Capital LLC
Ω	0.800%, 04/01/24	1,661	1,599,218
	0.800%, 04/01/24	850	818,384
Ω	0.750%, 08/12/24	918	872,297
Ω	3.900%, 04/09/25	254	250,838
Ω	2.800%, 04/11/26	3,042	2,918,937
#Ω	1.250%, 08/12/26	1,282	1,161,391
Ω	3.450%, 04/01/27	259	251,812
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	487	474,434
Deutsche Bank AG
	0.898%, 05/28/24	980	925,046
	3.700%, 05/30/24	1,052	1,019,962
	3.700%, 05/30/24	1,059	1,027,047
	1.686%, 03/19/26	91	81,449
EMD Finance LLC
Ω	3.250%, 03/19/25	1,012	981,307

		Face Amount ^	Value†
		(000)
GERMANY — (Continued)
FMS Wertmanagement
	2.750%, 01/30/24	950	$934,081
	0.375%, 05/06/24, MTN	1,000	956,708
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	152	133,299
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	896	861,467
	1.625%, 05/10/24	1,199	1,161,831
Landwirtschaftliche Rentenbank
	3.125%, 11/14/23	869	860,484
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24	611	602,559
Ω	0.750%, 03/01/24	1,046	1,008,437
Ω	2.700%, 06/14/24	722	704,033
Ω	3.250%, 08/01/24	1,300	1,274,178
Ω	1.450%, 03/02/26	303	278,364
Mercedes-Benz International Finance BV
	0.250%, 11/06/23, MTN	1,680	1,825,039
	3.040%, 02/08/24, MTN	2,000	2,156,476
Siemens Financieringsmaatschappij NV
#Ω	0.650%, 03/11/24	829	798,142
Ω	3.125%, 03/16/24	1,392	1,367,841
Ω	6.125%, 08/17/26	2,729	2,890,829
Traton Finance Luxembourg SA
	0.125%, 03/24/25, MTN	2,000	2,056,463
Volkswagen Financial Services AG
	4.110%, 02/12/25, MTN	2,000	2,058,596
Volkswagen Financial Services NV
	2.125%, 06/27/24	1,200	1,450,250
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	950	927,077
Ω	2.850%, 09/26/24	354	343,229
Ω	3.350%, 05/13/25	1,714	1,659,928
Ω	4.350%, 06/08/27	1,186	1,168,495

TOTAL GERMANY			41,214,669

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.150%, 10/29/23	300	293,002
	2.875%, 08/14/24	488	468,663
	1.650%, 10/29/24	500	467,525
	3.500%, 01/15/25	1,507	1,443,764
	6.500%, 07/15/25	2,660	2,685,949
	4.450%, 10/01/25	624	604,173
	2.450%, 10/29/26	2,694	2,415,559

TOTAL IRELAND			8,378,635

ITALY — (0.5%)
Enel Finance International NV
Ω	6.800%, 10/14/25	1,507	1,561,232

37

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
ITALY — (Continued)
	6.800%, 10/14/25	840	$870,229
Eni Finance International SA
	1.275%, 05/05/25, MTN	500	530,485
Intesa Sanpaolo SpA
	1.000%, 07/04/24, MTN	1,424	1,520,243
Ω	3.250%, 09/23/24	1,726	1,663,688

TOTAL ITALY			6,145,877

JAPAN — (6.9%)
7-Eleven, Inc.
	0.950%, 02/10/26	50	45,197
Ω	0.950%, 02/10/26	1,391	1,257,386
Aircastle, Ltd.
Ω	5.250%, 08/11/25	1,461	1,432,392
American Honda Finance Corp.
	3.550%, 01/12/24	370	366,445
	2.900%, 02/16/24, MTN	735	722,565
	2.400%, 06/27/24	904	878,010
	0.550%, 07/12/24, MTN	265	251,904
	0.750%, 08/09/24	622	590,141
	2.150%, 09/10/24, MTN	1,498	1,447,334
	1.950%, 10/18/24	5,000	5,398,454
	1.000%, 09/10/25, MTN	50	46,044
Development Bank of Japan, Inc.
	0.875%, 10/10/25, MTN	2,000	2,073,257
East Japan Railway Co.
	2.614%, 09/08/25, MTN	225	243,774
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	1,044	1,027,604
	2.801%, 07/18/24	1,247	1,207,189
	0.339%, 07/19/24	3,000	3,172,767
	2.193%, 02/25/25	393	371,733
#	3.777%, 03/02/25	1,178	1,153,870
	1.412%, 07/17/25	943	867,339
	3.850%, 03/01/26	1,851	1,792,745
	2.757%, 09/13/26	885	821,562
Mizuho Financial Group, Inc.
	0.523%, 06/10/24, MTN	2,000	2,127,004
	0.118%, 09/06/24, MTN	3,000	3,150,927
	3.477%, 04/12/26	300	288,255
#Ω	3.477%, 04/12/26	3,518	3,380,268
	2.839%, 09/13/26	572	532,056
Nomura Holdings, Inc.
	2.648%, 01/16/25	1,931	1,831,310
	5.099%, 07/03/25	1,957	1,931,678
	1.653%, 07/14/26	1,253	1,110,371
	2.329%, 01/22/27	4,200	3,732,684
NTT Finance Corp.
Ω	0.583%, 03/01/24	4,482	4,316,649
#Ω	4.142%, 07/26/24	1,672	1,657,186
	0.010%, 03/03/25	290	300,465
Ω	1.162%, 04/03/26	623	567,601
ORIX Corp.
	4.050%, 01/16/24	590	584,982
	3.250%, 12/04/24	5,997	5,810,088

		Face Amount ^	Value†
		(000)
JAPAN — (Continued)
#	5.000%, 09/13/27	3,177	$3,197,701
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23	61	60,368
	3.200%, 09/23/26	730	695,788
Sumitomo Mitsui Financial Group, Inc.
	3.936%, 10/16/23	25	24,831
	0.508%, 01/12/24	60	58,039
	0.465%, 05/30/24, MTN	3,000	3,192,625
	2.696%, 07/16/24	759	735,417
	0.934%, 10/11/24, MTN	1,000	1,059,276
	2.348%, 01/15/25	570	541,882
	1.474%, 07/08/25	379	350,059
	2.632%, 07/14/26	2,969	2,774,361
	1.402%, 09/17/26	1,059	940,354
	2.174%, 01/14/27	317	287,474
#	3.364%, 07/12/27	700	665,810
Sumitomo Mitsui Trust Bank, Ltd.
Ω	0.800%, 09/16/24	497	468,503
Ω	4.800%, 09/15/25	462	458,107
Ω	1.350%, 09/16/26	338	300,941
Toyota Finance Australia, Ltd.
	2.004%, 10/21/24, MTN	2,000	2,161,104
	0.064%, 01/13/25, MTN	2,000	2,079,837
Toyota Motor Corp.
	0.681%, 03/25/24	582	559,560
	2.358%, 07/02/24	110	107,003
	1.339%, 03/25/26	252	232,005
Toyota Motor Credit Corp.
	3.350%, 01/08/24	122	120,542
	2.500%, 03/22/24	504	492,885
	2.900%, 04/17/24, MTN	687	673,720
	0.500%, 06/18/24, MTN	1,221	1,163,717
	0.625%, 09/13/24	141	133,528
	4.400%, 09/20/24	1,182	1,178,623
	1.800%, 02/13/25	46	43,933

TOTAL JAPAN			81,247,229

LUXEMBOURG — (0.3%)
ArcelorMittal SA
	3.600%, 07/16/24	657	644,214
	4.550%, 03/11/26	2,654	2,606,395

TOTAL LUXEMBOURG			3,250,609

NETHERLANDS — (1.7%)
ABN AMRO Bank NV
	0.875%, 01/15/24, MTN	2,000	2,165,551
Cooperatieve Rabobank UA
	0.625%, 02/27/24, MTN	3,100	3,335,679
Ω	2.625%, 07/22/24	3,425	3,315,771
	3.875%, 08/22/24	288	284,302
de Volksbank NV
	0.010%, 09/16/24, MTN	1,900	1,993,007

38

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	NETHERLANDS — (Continued)
	E.ON International Finance BV
	5.625%, 12/06/23, MTN	2,400	$3,017,796
	ING Groep NV
	1.125%, 02/14/25, MTN	1,600	1,688,309
Ω	4.625%, 01/06/26	4,783	4,719,659

	TOTAL NETHERLANDS		20,520,074

	NORWAY — (0.4%)
	Aker BP ASA
Ω	2.875%, 01/15/26	182	173,040
Ω	2.000%, 07/15/26	496	452,127
	Equinor ASA
	2.650%, 01/15/24	1,380	1,359,496
	3.700%, 03/01/24	94	93,040
	1.750%, 01/22/26	520	486,117
	SpareBank 1 SMN
	3.125%, 12/22/25	1,000	1,081,243
	Statkraft AS
	1.125%, 03/20/25, MTN	500	527,726

	TOTAL NORWAY		4,172,789

	SPAIN — (1.2%)
	Autonomous Community of Madrid Spain
	0.997%, 09/30/24	2,400	2,565,599
	Banco Bilbao Vizcaya Argentaria SA
	0.750%, 06/04/25, MTN	3,000	3,118,119
	Banco Santander SA
	3.892%, 05/24/24	400	392,786
	3.496%, 03/24/25	400	386,211
	2.746%, 05/28/25	2,000	1,884,738
	5.147%, 08/18/25	600	595,790
#	1.849%, 03/25/26	2,400	2,173,089
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	339	330,046
	3.450%, 06/02/25	212	200,973
	4.500%, 07/17/25	350	340,906
	3.244%, 10/05/26	967	890,958
	Santander UK PLC
	4.000%, 03/13/24	861	849,968
	2.875%, 06/18/24	400	388,637
	Telefonica Emisiones SA
	4.103%, 03/08/27	318	307,985

	TOTAL SPAIN		14,425,805

	SUPRANATIONAL — (2.1%)
	African Development Bank
	3.000%, 09/20/23	109	108,119
	Asian Development Bank
	0.250%, 07/14/23	681	674,469
	2.625%, 01/30/24	470	461,706
	1.625%, 03/15/24	1,135	1,104,257
	0.375%, 06/11/24	384	366,767
	1.500%, 10/18/24	181	173,606

		Face Amount ^	Value†
		(000)
	SUPRANATIONAL — (Continued)
	Asian Infrastructure Investment Bank (The)
	2.250%, 05/16/24	2,976	$2,899,518
	0.500%, 10/30/24	210	197,830
	Council Of Europe Development Bank
	0.250%, 10/20/23	905	885,055
	0.375%, 06/10/24	32	30,510
	European Bank for Reconstruction & Development
	0.250%, 07/10/23	1,096	1,085,453
	1.625%, 09/27/24	100	96,084
	European Investment Bank
	3.125%, 12/14/23	344	340,040
	3.250%, 01/29/24	1,572	1,553,619
	2.625%, 03/15/24	432	424,114
	0.375%, 07/24/24	2,958	2,815,710
	Inter-American Development Bank
	3.000%, 10/04/23	4,500	4,458,118
	0.250%, 11/15/23	1,572	1,531,565
	2.625%, 01/16/24	370	364,074
	3.000%, 02/21/24	1,524	1,499,596
	3.250%, 07/01/24	130	128,063
	0.500%, 09/23/24	305	288,980
	Inter-American Investment Corp.
	1.750%, 10/02/24	150	144,130
	International Bank for Reconstruction & Development
	0.250%, 11/24/23	245	238,390
	2.500%, 03/19/24	800	783,947
	1.500%, 08/28/24	458	440,754

	TOTAL SUPRANATIONAL		23,094,474

	SWEDEN — (1.4%)
	Lansforsakringar Bank AB
	0.125%, 02/19/25, MTN	5,500	5,670,829
	Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24, MTN	1,200	1,269,327
Ω	0.650%, 09/09/24	800	753,021
	Svensk Exportkredit AB
#	1.750%, 12/12/23	1,185	1,160,818
	0.375%, 03/11/24	1,547	1,486,955
	0.375%, 07/30/24	510	483,632
	0.625%, 05/14/25	140	129,877
	Svenska Handelsbanken AB
Ω	0.550%, 06/11/24	864	821,677
	Swedbank AB
	3.750%, 11/14/25, MTN	2,000	2,204,072
	Volvo Treasury AB
	0.625%, 02/14/25, MTN	2,000	2,099,148

	TOTAL SWEDEN		16,079,356

	SWITZERLAND — (1.3%)
	ABB Finance BV
	0.625%, 03/31/24, MTN	6,000	6,450,099

39

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
SWITZERLAND — (Continued)
Novartis Capital Corp.
	3.400%, 05/06/24	300	$295,528
UBS AG
Ω	0.450%, 02/09/24	500	480,884
Ω	0.700%, 08/09/24	158	148,299
Ω	1.250%, 06/01/26	369	326,958
UBS Group AG
Ω	4.125%, 09/24/25	3,963	3,817,985
Ω	4.125%, 04/15/26	3,865	3,698,625

TOTAL SWITZERLAND			15,218,378

UNITED KINGDOM — (3.4%)
Ashtead Capital, Inc.
Ω	1.500%, 08/12/26	2,130	1,882,836
Barclays PLC
	3.650%, 03/16/25	210	200,976
	4.375%, 01/12/26	1,860	1,812,393
BAT Capital Corp.
	3.222%, 08/15/24	1,601	1,557,443
	2.789%, 09/06/24	500	482,560
	3.215%, 09/06/26	340	322,426
	4.700%, 04/02/27	1,372	1,355,040
	3.557%, 08/15/27	100	93,584
BAT International Finance PLC
	7.250%, 03/12/24, MTN	500	636,059
	3.950%, 06/15/25	853	834,867
Ω	3.950%, 06/15/25	237	231,962
	1.668%, 03/25/26	450	409,725
BP Capital Markets America, Inc.
	3.588%, 04/14/27	106	103,514
BP Capital Markets PLC
	0.900%, 07/03/24, MTN	1,000	1,070,565
	3.279%, 09/19/27	125	121,064
CNH Industrial Capital LLC
	4.200%, 01/15/24	511	505,219
	3.950%, 05/23/25	948	925,612
	1.875%, 01/15/26	264	244,855
CNH Industrial NV
	4.500%, 08/15/23	86	85,792
HSBC Holdings PLC
	4.300%, 03/08/26	1,156	1,134,999
	3.900%, 05/25/26	1,055	1,019,654
HSBC USA, Inc.
	3.750%, 05/24/24	1,784	1,752,471
	3.500%, 06/23/24	1,701	1,669,889
Lloyds Bank PLC
	3.500%, 05/14/25	836	804,673
Lloyds Banking Group PLC
	3.900%, 03/12/24	873	858,269
	4.450%, 05/08/25	548	538,207
	3.750%, 01/11/27	838	797,632
LSEGA Financing PLC
Ω	0.650%, 04/06/24	1,100	1,047,934
	1.375%, 04/06/26	425	381,010
Ω	1.375%, 04/06/26	3,427	3,072,288

		Face Amount ^	Value†
		(000)
UNITED KINGDOM — (Continued)
Mead Johnson Nutrition Co.
	4.125%, 11/15/25	353	$347,426
Nationwide Building Society
Ω	0.550%, 01/22/24	1,739	1,672,176
	1.250%, 03/03/25, MTN	1,000	1,055,498
Ω	3.900%, 07/21/25	2,264	2,204,574
Ω	1.500%, 10/13/26	4,853	4,296,393
NatWest Group PLC
	4.800%, 04/05/26	382	380,389
NatWest Markets PLC
#Ω	3.479%, 03/22/25	300	289,260
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	1,985	1,935,593
Reynolds American, Inc.
	4.850%, 09/15/23	80	79,764
	4.450%, 06/12/25	1,154	1,135,069
Vodafone Group PLC
	3.750%, 01/16/24	144	142,518
	4.125%, 05/30/25	80	79,025

TOTAL UNITED KINGDOM			39,571,203

UNITED STATES — (44.2%)
3M Co.
#	2.250%, 09/19/26, MTN	127	118,707
AbbVie, Inc.
	3.800%, 03/15/25	1,273	1,251,460
	3.600%, 05/14/25	977	954,501
AES Corp. (The)
Ω	3.300%, 07/15/25	1,475	1,400,735
	1.375%, 01/15/26	815	738,756
Aetna, Inc.
	3.500%, 11/15/24	2,835	2,765,769
Affiliated Managers Group, Inc.
	4.250%, 02/15/24	36	35,603
Allegion US Holding Co., Inc.
	3.200%, 10/01/24	50	48,539
Ally Financial, Inc.
	5.125%, 09/30/24	80	78,450
Altria Group, Inc.
#	4.000%, 01/31/24	139	137,705
	2.350%, 05/06/25	85	81,016
	2.625%, 09/16/26	92	86,149
Amazon.com, Inc.
	1.000%, 05/12/26	16	14,599
Amcor Finance USA, Inc.
	3.625%, 04/28/26	4,294	4,132,949
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	961	939,757
Ameren Corp.
	2.500%, 09/15/24	169	162,637
	3.650%, 02/15/26	556	538,581
American Electric Power Co., Inc.
	1.000%, 11/01/25	1,833	1,670,394

40

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
American Express Co.
0.750%, 11/03/23	1,058	$1,034,583
3.400%, 02/22/24	341	336,327
3.375%, 05/03/24	1,610	1,580,000
2.500%, 07/30/24	1,155	1,119,199
3.000%, 10/30/24	2,120	2,058,950
2.250%, 03/04/25	782	744,629
3.125%, 05/20/26	3	2,877
3.300%, 05/03/27	240	228,560
American International Group, Inc.
3.900%, 04/01/26	78	76,177
American Tower Corp.
0.600%, 01/15/24	250	241,590
5.000%, 02/15/24	406	404,629
3.375%, 05/15/24	1,344	1,314,377
2.950%, 01/15/25	339	326,376
2.400%, 03/15/25	726	691,074
4.000%, 06/01/25	10	9,821
1.300%, 09/15/25	199	182,931
4.400%, 02/15/26	105	103,616
1.600%, 04/15/26	708	644,074
1.450%, 09/15/26	192	171,379
3.375%, 10/15/26	460	437,998
2.750%, 01/15/27	1,199	1,111,261
3.125%, 01/15/27	598	562,743
3.650%, 03/15/27	100	95,682
American Water Capital Corp.
3.850%, 03/01/24	72	71,350
3.400%, 03/01/25	1,026	1,001,639
Ameriprise Financial, Inc.
3.700%, 10/15/24	2,264	2,220,101
3.000%, 04/02/25	510	491,522
AmerisourceBergen Corp.
3.400%, 05/15/24	1,259	1,235,673
Amgen, Inc.
3.625%, 05/22/24	1,928	1,900,475
1.900%, 02/21/25	1,905	1,810,369
3.125%, 05/01/25	383	372,128
2.200%, 02/21/27	195	180,405
Aon Global, Ltd.
3.500%, 06/14/24	2,613	2,566,165
3.875%, 12/15/25	130	127,051
Apple, Inc.
3.450%, 05/06/24	3,179	3,133,952
Arizona Public Service Co.
3.350%, 06/15/24	339	331,813
3.150%, 05/15/25	3,161	3,046,184
Arrow Electronics, Inc.
3.250%, 09/08/24	2,714	2,638,715
4.000%, 04/01/25	1,120	1,087,544
Assured Guaranty US Holdings, Inc.
# 5.000%, 07/01/24	772	769,691
Autodesk, Inc.
3.500%, 06/15/27	250	241,994

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	AutoZone, Inc.
	3.125%, 04/18/24	554	$542,380
	3.625%, 04/15/25	61	59,531
	3.250%, 04/15/25	423	409,933
	3.125%, 04/21/26	400	383,281
	AvalonBay Communities, Inc.
	3.500%, 11/15/24	1,953	1,902,982
	3.450%, 06/01/25	407	395,017
	2.950%, 05/11/26	1,513	1,432,823
	Avnet, Inc.
	4.625%, 04/15/26	1,837	1,808,759
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	2.061%, 12/15/26	1,417	1,299,977
	Bank of America Corp.
	4.125%, 01/22/24, MTN	619	613,744
	4.000%, 04/01/24, MTN	1,428	1,411,936
	2.375%, 06/19/24, MTN	6,750	7,338,259
	3.500%, 04/19/26	1,001	972,768
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24, MTN	559	551,867
	0.500%, 04/26/24	620	591,354
	3.400%, 05/15/24	697	685,179
	2.100%, 10/24/24, MTN	672	644,556
	1.600%, 04/24/25, MTN	452	425,185
	Baxter International, Inc.
	1.322%, 11/29/24	515	485,073
	Biogen, Inc.
	4.050%, 09/15/25	2,478	2,429,696
	BlackRock, Inc.
	3.500%, 03/18/24	78	76,980
	3.200%, 03/15/27	10	9,726
	Boardwalk Pipelines, LP
	4.950%, 12/15/24	1,479	1,468,153
	5.950%, 06/01/26	1,103	1,125,054
	4.450%, 07/15/27	122	119,735
	Boeing Co. (The)
	2.500%, 03/01/25	353	336,382
	3.100%, 05/01/26	516	489,151
	2.250%, 06/15/26	3,275	3,017,143
	2.700%, 02/01/27	390	361,826
	2.800%, 03/01/27	1,012	933,457
	Booking Holdings, Inc.
	0.100%, 03/08/25	1,000	1,035,814
	BorgWarner, Inc.
	3.375%, 03/15/25	1,183	1,151,413
Ω	5.000%, 10/01/25	168	167,317
	Boston Properties, LP
	3.200%, 01/15/25	10	9,541
	Boston Scientific Corp.
	3.450%, 03/01/24	92	90,629
	Brighthouse Financial, Inc.
	3.700%, 06/22/27	137	127,588

41

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Bristol-Myers Squibb Co.
	2.900%, 07/26/24	275	$269,335
	Brixmor Operating Partnership, LP
	3.850%, 02/01/25	1,764	1,702,570
	4.125%, 06/15/26	2,180	2,069,345
	3.900%, 03/15/27	2,662	2,485,849
	Broadcom Corp. /Broadcom Cayman Finance, Ltd.
	3.625%, 01/15/24	166	163,456
	3.125%, 01/15/25	85	82,347
	Broadcom, Inc.
	3.625%, 10/15/24	27	26,418
	3.150%, 11/15/25	50	47,978
	3.459%, 09/15/26	108	103,478
	Brown & Brown, Inc.
	4.200%, 09/15/24	2,990	2,954,572
	Bunge, Ltd. Finance Corp.
	1.630%, 08/17/25	575	531,546
	3.250%, 08/15/26	39	37,214
	Burlington Northern Santa Fe LLC
	3.400%, 09/01/24	94	92,549
	CA, Inc.
	4.700%, 03/15/27	64	61,430
	Campbell Soup Co.
	3.950%, 03/15/25	560	550,390
	Capital One Financial Corp.
	3.750%, 04/24/24	146	142,867
	3.200%, 02/05/25	779	743,110
	3.750%, 03/09/27	269	252,009
#	3.650%, 05/11/27	93	86,862
	Cardinal Health, Inc.
	3.079%, 06/15/24	839	819,438
	3.500%, 11/15/24	96	93,650
	Cargill, Inc.
Ω	0.750%, 02/02/26	86	78,372
	Carrier Global Corp.
	2.242%, 02/15/25	1,201	1,145,219
	Caterpillar Financial Services Corp.
	0.450%, 05/17/24, MTN	1,851	1,767,122
	2.850%, 05/17/24, MTN	610	597,184
#	3.300%, 06/09/24, MTN	675	664,903
	Caterpillar, Inc.
	3.400%, 05/15/24	638	631,887
	Celanese US Holdings LLC
	1.400%, 08/05/26	1,338	1,173,124
	CenterPoint Energy, Inc.
	2.500%, 09/01/24	104	100,166
#	1.450%, 06/01/26	1,000	907,928
	Charles Schwab Corp. (The)
	3.850%, 05/21/25	1,576	1,528,175
	0.900%, 03/11/26	649	574,658
	Chevron Corp.
	1.554%, 05/11/25	914	864,062

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	2,261	$2,223,963
	3.350%, 05/03/26	198	193,717
	Cigna Group (The)
	3.500%, 06/15/24	904	888,945
	3.250%, 04/15/25	1,005	975,432
	4.500%, 02/25/26	751	749,143
	3.400%, 03/01/27	1,713	1,645,012
	3.050%, 10/15/27	200	188,378
	Cisco Systems, Inc.
	3.625%, 03/04/24	434	429,072
	Citigroup, Inc.
	2.375%, 05/22/24, MTN	2,000	2,176,578
	3.750%, 06/16/24	1,827	1,800,725
	3.700%, 01/12/26	1,590	1,548,592
	3.400%, 05/01/26	2,727	2,627,301
	3.200%, 10/21/26	886	841,322
	Citizens Bank NA/Providence RI
	3.750%, 02/18/26	1,746	1,607,418
	CMS Energy Corp.
	3.875%, 03/01/24	50	49,400
	3.600%, 11/15/25	106	102,216
	3.000%, 05/15/26	542	516,302
	CNA Financial Corp.
	7.250%, 11/15/23	460	462,526
	3.950%, 05/15/24	1,638	1,612,546
	CNO Financial Group, Inc.
	5.250%, 05/30/25	3,509	3,476,380
	Comcast Corp.
	3.700%, 04/15/24	75	74,078
	3.375%, 02/15/25	1,400	1,374,484
	Conagra Brands, Inc.
	4.300%, 05/01/24	1,576	1,560,221
	4.600%, 11/01/25	154	152,975
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	377	366,193
	2.900%, 12/01/26	191	179,357
	Constellation Brands, Inc.
	4.750%, 11/15/24	40	39,922
	4.400%, 11/15/25	95	94,188
	4.350%, 05/09/27	63	62,490
	Constellation Energy Generation LLC
	3.250%, 06/01/25	1,988	1,911,568
	Corporate Office Properties, LP
	2.250%, 03/15/26	1,892	1,689,393
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	809	789,935
Ω	3.350%, 09/15/26	183	174,686
	Crown Castle, Inc.
	1.350%, 07/15/25	601	556,160
	4.450%, 02/15/26	821	812,767
	3.700%, 06/15/26	149	144,019

42

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	1.050%, 07/15/26	2,238	$1,988,354
	4.000%, 03/01/27	109	106,282
	2.900%, 03/15/27	57	53,170
	CVS Health Corp.
	3.375%, 08/12/24	130	127,529
	2.625%, 08/15/24	85	82,509
	4.100%, 03/25/25	80	79,505
	Discover Bank
	4.250%, 03/13/26	965	927,171
	3.450%, 07/27/26	1,293	1,199,131
	Discover Financial Services
	3.950%, 11/06/24	1,270	1,231,661
	3.750%, 03/04/25	565	541,246
	4.500%, 01/30/26	220	212,865
	4.100%, 02/09/27	1,802	1,715,477
	Discovery Communications LLC
	3.900%, 11/15/24	713	694,791
	Dominion Energy, Inc.
	3.900%, 10/01/25	194	190,155
	1.450%, 04/15/26	3	2,728
	Dover Corp.
	3.150%, 11/15/25	83	80,136
	DTE Energy Co.
	1.050%, 06/01/25	912	842,686
	2.850%, 10/01/26	141	132,525
	Duke Energy Corp.
	3.750%, 04/15/24	446	438,771
	2.650%, 09/01/26	350	328,574
	DuPont de Nemours, Inc.
	4.493%, 11/15/25	35	34,899
	Duquesne Light Holdings, Inc.
Ω	3.616%, 08/01/27	150	136,586
	DXC Technology Co.
	1.800%, 09/15/26	5,042	4,430,245
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	395	380,077
	Eastman Chemical Co.
	3.800%, 03/15/25	2,899	2,831,103
	eBay, Inc.
	3.450%, 08/01/24	87	84,792
	Ecolab, Inc.
	2.625%, 07/08/25	5,000	5,403,952
	Edison International
	3.550%, 11/15/24	1,000	972,026
	4.950%, 04/15/25	3,425	3,414,641
	4.700%, 08/15/25	2,805	2,769,233
	5.750%, 06/15/27	200	205,268
	Elevance Health, Inc.
	3.500%, 08/15/24	2,352	2,308,151
	3.350%, 12/01/24	901	878,964
	2.375%, 01/15/25	1,933	1,858,964
	1.500%, 03/15/26	92	84,653
	Energy Transfer, LP
	4.900%, 02/01/24	164	162,993

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
	4.500%, 04/15/24	80	$79,094
	4.050%, 03/15/25	693	679,461
	2.900%, 05/15/25	1,520	1,450,828
	5.950%, 12/01/25	1,527	1,559,946
	4.750%, 01/15/26	296	293,435
	3.900%, 07/15/26	496	477,734
	4.400%, 03/15/27	1,224	1,193,573
	4.200%, 04/15/27	1,871	1,807,695
Entergy Corp.
	0.900%, 09/15/25	179	163,073
Enterprise Products Operating LLC
	3.900%, 02/15/24	81	80,126
	3.750%, 02/15/25	418	412,675
	3.700%, 02/15/26	463	454,303
EOG Resources, Inc.
	3.150%, 04/01/25	189	183,828
Equifax, Inc.
	2.600%, 12/15/25	101	95,093
	3.250%, 06/01/26	118	112,907
Equinix, Inc.
	2.625%, 11/18/24	25	24,038
	1.250%, 07/15/25	179	164,546
	1.450%, 05/15/26	2,484	2,244,006
	2.900%, 11/18/26	132	123,283
	1.800%, 07/15/27	536	471,023
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	2,158	2,117,776
Ω	3.800%, 11/01/25	3	2,908
Ω	3.300%, 12/01/26	865	819,625
ERP Operating, LP
	3.375%, 06/01/25	10	9,675
Evernorth Health, Inc.
	3.500%, 06/15/24	126	124,130
Eversource Energy
	3.150%, 01/15/25	161	156,353
	0.800%, 08/15/25	555	506,578
Exelon Corp.
	3.400%, 04/15/26	327	315,804
Expedia Group, Inc.
	5.000%, 02/15/26	459	458,890
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	5,797	5,745,570
Fidelity National Information Services, Inc.
	0.600%, 03/01/24	247	236,830
	1.150%, 03/01/26	100	90,052
Fifth Third Bancorp
	2.375%, 01/28/25	12	11,757
First American Financial Corp.
	4.600%, 11/15/24	440	432,990
Fiserv, Inc.
	2.750%, 07/01/24	951	924,117
	3.200%, 07/01/26	258	246,001

43

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
Five Corners Funding Trust
Ω	4.419%, 11/15/23	300	$297,967
Flex, Ltd.
	4.750%, 06/15/25	997	983,247
	3.750%, 02/01/26	5,257	5,052,426
Fortune Brands Innovations, Inc.
	4.000%, 06/15/25	1,220	1,198,367
Franklin Resources, Inc.
	2.850%, 03/30/25	412	393,164
GATX Corp.
	3.250%, 03/30/25	38	36,547
	3.250%, 09/15/26	2,386	2,248,844
General Mills, Inc.
	3.650%, 02/15/24	366	361,533
	4.000%, 04/17/25	63	62,219
General Motors Co.
	6.125%, 10/01/25	1,119	1,138,937
General Motors Financial Co., Inc.
	1.700%, 08/18/23	35	34,610
	5.100%, 01/17/24	29	28,902
	1.050%, 03/08/24	1,644	1,581,153
	3.950%, 04/13/24	60	58,981
	1.200%, 10/15/24	560	526,075
	2.900%, 02/26/25	235	224,920
	4.350%, 04/09/25	183	178,666
	2.750%, 06/20/25	204	193,030
	4.300%, 07/13/25	553	539,291
	6.050%, 10/10/25	300	303,232
#	1.250%, 01/08/26	285	256,671
	5.250%, 03/01/26	1,400	1,399,033
	1.500%, 06/10/26	65	58,164
	4.000%, 10/06/26	894	856,892
	4.350%, 01/17/27	263	254,508
	2.350%, 02/26/27	445	400,252
	5.000%, 04/09/27	93	91,982
Georgia-Pacific LLC
	8.000%, 01/15/24	300	304,806
Ω	0.625%, 05/15/24	6,255	5,969,366
Ω	3.600%, 03/01/25	528	516,218
Ω	1.750%, 09/30/25	800	744,271
	7.375%, 12/01/25	130	138,084
Gilead Sciences, Inc.
	3.700%, 04/01/24	532	524,020
	3.500%, 02/01/25	1,777	1,744,775
	3.650%, 03/01/26	663	648,374
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	265	260,351
Global Payments, Inc.
	1.500%, 11/15/24	261	246,372
	2.650%, 02/15/25	1,838	1,754,709
#	1.200%, 03/01/26	577	517,335
	4.800%, 04/01/26	554	547,780
	2.150%, 01/15/27	3,707	3,325,248

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	695	$686,316
	3.850%, 07/08/24, MTN	644	633,359
	3.500%, 01/23/25	883	858,053
	3.375%, 03/27/25	6,850	7,514,400
	3.750%, 05/22/25	1,244	1,211,353
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	2,797	2,530,137
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	1,474	1,412,220
	HCA, Inc.
	5.375%, 02/01/25	763	763,377
	7.690%, 06/15/25	219	228,537
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	4,534	4,193,151
	Healthcare Realty Holdings, LP
	3.500%, 08/01/26	478	445,270
	3.750%, 07/01/27	446	419,291
	Hess Corp.
	3.500%, 07/15/24	622	609,860
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	904	871,366
	1.750%, 04/01/26	95	87,793
	Host Hotels & Resorts LP
	4.000%, 06/15/25	830	799,665
	HP, Inc.
	2.200%, 06/17/25	307	290,420
	3.000%, 06/17/27	63	58,716
	Humana, Inc.
	3.850%, 10/01/24	1,296	1,275,579
	3.950%, 03/15/27	62	60,253
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	595	587,438
	Intel Corp.
	2.875%, 05/11/24	858	840,626
	International Business Machines Corp.
	3.625%, 02/12/24	458	452,924
	3.000%, 05/15/24	2,333	2,285,433
	0.875%, 01/31/25, MTN	3,267	3,449,213
	7.000%, 10/30/25	52	55,078
	3.300%, 05/15/26	288	279,224
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	1,019	1,004,829
	Interstate Power and Light Co.
	3.250%, 12/01/24	318	309,192
	J M Smucker Co. (The)
	3.500%, 03/15/25	565	551,681
	Jabil, Inc.
	1.700%, 04/15/26	2,393	2,172,899
	4.250%, 05/15/27	162	157,965

44

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
Jackson Financial, Inc.
# 5.170%, 06/08/27	963	$946,823
Janus Henderson US Holdings, Inc.
4.875%, 08/01/25	1,616	1,589,014
Jefferies Financial Group, Inc.
1.000%, 07/19/24, MTN	2,000	2,103,926
4.850%, 01/15/27	1,652	1,623,045
6.450%, 06/08/27	300	311,594
John Deere Capital Corp.
3.450%, 01/10/24, MTN	479	474,535
3.350%, 06/12/24, MTN	1,411	1,389,985
JPMorgan Chase & Co.
3.875%, 02/01/24	682	675,735
3.625%, 05/13/24	1,430	1,410,533
3.125%, 01/23/25	50	48,642
3.300%, 04/01/26	1,316	1,274,424
3.200%, 06/15/26	136	131,357
Juniper Networks, Inc.
1.200%, 12/10/25	176	159,561
Kemper Corp.
4.350%, 02/15/25	2,500	2,443,033
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	2,819	2,727,729
2.550%, 09/15/26	25	23,303
Kimco Realty OP LLC
2.700%, 03/01/24	4,500	4,385,187
3.300%, 02/01/25	1,510	1,454,048
3.850%, 06/01/25	198	189,402
Kinder Morgan Energy Partners, LP
4.250%, 09/01/24	821	812,012
Kinder Morgan, Inc.
4.300%, 06/01/25	2,355	2,326,238
Kroger Co. (The)
2.650%, 10/15/26	72	68,141
Laboratory Corp. of America Holdings
3.250%, 09/01/24	37	36,141
3.600%, 02/01/25	361	352,360
1.550%, 06/01/26	710	641,933
Lazard Group LLC
3.750%, 02/13/25	2,577	2,508,347
3.625%, 03/01/27	2,531	2,385,580
Legg Mason, Inc.
3.950%, 07/15/24	1,575	1,548,997
4.750%, 03/15/26	2,074	2,055,002
Lennar Corp.
4.500%, 04/30/24	410	406,144
4.750%, 05/30/25	683	678,532
Lincoln National Corp.
4.000%, 09/01/23	188	186,708
3.350%, 03/09/25	185	176,117
Loews Corp.
3.750%, 04/01/26	440	432,518

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
LYB International Finance III LLC
	1.250%, 10/01/25	85	$77,495
Marathon Petroleum Corp.
	3.625%, 09/15/24	25	24,502
	4.700%, 05/01/25	536	532,674
	5.125%, 12/15/26	221	223,826
	Marriott International, Inc.
	3.600%, 04/15/24	307	301,625
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	4,273	4,192,177
	Mastercard, Inc.
	3.375%, 04/01/24	185	182,170
	McKesson Corp.
	0.900%, 12/03/25	252	228,830
	Medtronic Global Holdings SCA
	0.250%, 07/02/25	1,000	1,031,674
	2.950%, 10/15/25	1,000	1,017,445
	MetLife, Inc.
	3.600%, 04/10/24	2,728	2,684,196
	Micron Technology, Inc.
#	4.975%, 02/06/26	105	104,484
	4.185%, 02/15/27	466	449,354
	Molson Coors Beverage Co.
	3.000%, 07/15/26	864	820,162
	Morgan Stanley
	1.750%, 03/11/24	1,000	1,085,010
	3.875%, 04/29/24	3,280	3,234,037
	3.700%, 10/23/24	1,562	1,531,703
	3.125%, 07/27/26, MTN	1,079	1,025,856
Morgan Stanley Domestic Holdings, Inc.
	3.800%, 08/24/27	1,057	1,014,693
	MPLX, LP
	4.875%, 12/01/24	401	398,963
	4.000%, 02/15/25	3,177	3,113,353
	4.875%, 06/01/25	359	357,733
	1.750%, 03/01/26	1,074	987,935
	4.125%, 03/01/27	124	121,060
	Mylan, Inc.
	4.200%, 11/29/23	729	721,408
	National Fuel Gas Co.
	5.200%, 07/15/25	647	643,865
	National Retail Properties, Inc.
	3.900%, 06/15/24	475	467,151
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	200	192,628
	1.000%, 10/18/24, MTN	611	574,920
	1.875%, 02/07/25, MTN	23	21,896
	National Securities Clearing Corp.
#Ω	0.750%, 12/07/25	196	177,461
	Nestle Holdings, Inc.
#Ω	0.375%, 01/15/24	588	570,915
Ω	0.625%, 01/15/26	67	60,980

45

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount ^	Value†
		(000)
UNITED STATES — (Continued)
NetApp, Inc.
	3.300%, 09/29/24	727	$707,784
	1.875%, 06/22/25	2,364	2,216,053
NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24	1,865	1,849,342
Norfolk Southern Corp.
	2.900%, 06/15/26	138	131,665
Nucor Corp.
	3.950%, 05/23/25	207	204,282
#	2.000%, 06/01/25	4,181	3,947,080
	4.300%, 05/23/27	522	519,291
Nuveen Finance LLC
Ω	4.125%, 11/01/24	4,933	4,808,641
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,548	1,517,872
ONEOK Partners LP
	4.900%, 03/15/25	747	742,929
ONEOK, Inc.
	2.750%, 09/01/24	19	18,419
	2.200%, 09/15/25	1,668	1,557,335
	5.850%, 01/15/26	2,338	2,384,549
	4.000%, 07/13/27	51	49,109
Oracle Corp.
	3.400%, 07/08/24	615	602,520
	2.950%, 11/15/24	225	217,811
	2.500%, 04/01/25	297	283,565
	2.950%, 05/15/25	114	109,847
	1.650%, 03/25/26	1,293	1,187,283
	2.650%, 07/15/26	988	927,847
Ovintiv Exploration, Inc.
	5.375%, 01/01/26	4,175	4,189,140
Paramount Global
	4.750%, 05/15/25	72	71,284
	4.000%, 01/15/26	41	39,697
Parker-Hannifin Corp.
	2.700%, 06/14/24	875	850,938
	3.300%, 11/21/24, MTN	429	419,856
Penske Truck Leasing Co., Lp/PTL Finance Corp.
Ω	3.450%, 07/01/24	778	759,930
Ω	2.700%, 11/01/24	629	603,850
Ω	3.950%, 03/10/25	1,771	1,724,110
Ω	4.000%, 07/15/25	2,501	2,425,940
Ω	1.200%, 11/15/25	133	119,629
Ω	4.450%, 01/29/26	390	380,708
Ω	1.700%, 06/15/26	539	484,014
Ω	3.400%, 11/15/26	1,159	1,088,459
Philip Morris International, Inc.
	2.875%, 05/01/24	700	685,574
	0.625%, 11/08/24	900	949,348
	3.250%, 11/10/24	2,207	2,158,781
	3.375%, 08/11/25	40	39,054

		Face Amount ^	Value†
		(000)
	UNITED STATES — (Continued)
	Phillips 66
	3.850%, 04/09/25	1,783	$1,746,953
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24	598	583,469
	4.650%, 10/15/25	313	309,819
PNC Financial Services Group, Inc. (The)
	2.200%, 11/01/24	50	47,718
	PPG Industries, Inc.
	2.400%, 08/15/24	651	630,930
	1.875%, 06/01/25	1,300	1,386,356
	1.200%, 03/15/26	3,290	2,984,758
	PPL Capital Funding, Inc.
	3.100%, 05/15/26	1,297	1,240,984
	Principal Financial Group, Inc.
	3.400%, 05/15/25	289	279,773
	3.100%, 11/15/26	2,412	2,310,418
	Prudential Financial, Inc.
	1.500%, 03/10/26	1,196	1,100,613
	Public Service Enterprise Group, Inc.
	2.875%, 06/15/24	1,336	1,300,267
	0.800%, 08/15/25	2,546	2,330,862
	PulteGroup, Inc.
	5.500%, 03/01/26	1,124	1,135,007
	5.000%, 01/15/27	100	100,095
	PVH Corp.
	4.625%, 07/10/25	5,790	5,713,660
	QUALCOMM, Inc.
	2.900%, 05/20/24	2,788	2,731,177
	Quest Diagnostics, Inc.
	4.250%, 04/01/24	67	66,324
	3.500%, 03/30/25	733	713,697
	Raytheon Technologies Corp.
	3.200%, 03/15/24	144	141,652
	3.150%, 12/15/24	52	50,375
	Realty Income Corp.
	4.600%, 02/06/24	225	224,768
	3.875%, 07/15/24	2,961	2,917,035
	3.875%, 04/15/25	2,382	2,332,430
	4.625%, 11/01/25	2,106	2,083,383
	4.875%, 06/01/26	132	132,023
	3.000%, 01/15/27	869	815,757
	3.950%, 08/15/27	409	394,408
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	47	45,531
	Republic Services, Inc.
	2.500%, 08/15/24	85	82,363
	Roche Holdings, Inc.
Ω	1.882%, 03/08/24	474	461,264
	Roper Technologies, Inc.
	1.000%, 09/15/25	175	160,501
	Ross Stores, Inc.
	3.375%, 09/15/24	1,021	998,639

46

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	4.600%, 04/15/25	150	$149,179
	0.875%, 04/15/26	1,412	1,267,389
	4.700%, 04/15/27	50	49,693
	Royalty Pharma PLC
	0.750%, 09/02/23	152	149,383
	1.200%, 09/02/25	2,107	1,921,203
	1.750%, 09/02/27	83	72,767
	Ryder System, Inc.
	2.500%, 09/01/24, MTN	565	545,287
	4.625%, 06/01/25, MTN	225	223,099
	3.350%, 09/01/25, MTN	114	109,682
	2.900%, 12/01/26	750	699,134
	2.850%, 03/01/27, MTN	28	25,921
	4.300%, 06/15/27, MTN	198	193,608
	Schlumberger Finance BV
	4.010%, 10/15/24	100	105,040
	Sempra Energy
	3.300%, 04/01/25	355	344,680
	Sherwin-Williams Co. (The)
	4.050%, 08/08/24	171	168,814
	3.450%, 08/01/25	143	138,922
	3.950%, 01/15/26	149	146,214
	Simon Property Group, LP
	2.000%, 09/13/24	2,151	2,056,050
#	3.375%, 10/01/24	1,601	1,562,980
	3.500%, 09/01/25	3,051	2,946,243
	3.300%, 01/15/26	2,801	2,692,745
	Sky, Ltd.
	1.875%, 11/24/23, MTN	1,300	1,423,085
Ω	3.750%, 09/16/24	2,624	2,576,448
	Southern Co. (The)
	3.250%, 07/01/26	249	238,587
	Southern Power Co.
	4.150%, 12/01/25	92	90,292
	0.900%, 01/15/26	70	63,619
	Southwest Airlines Co.
	5.250%, 05/04/25	203	203,001
	5.125%, 06/15/27	1,789	1,803,469
	Southwestern Electric Power Co.
	1.650%, 03/15/26	906	830,122
	Spirit Realty, LP
	4.450%, 09/15/26	1,044	1,011,595
	3.200%, 01/15/27	459	419,816
	State Street Corp.
	3.300%, 12/16/24	795	772,773
	Steel Dynamics, Inc.
	2.800%, 12/15/24	552	529,330
	2.400%, 06/15/25	1,972	1,868,388
	Stellantis Finance US, Inc.
Ω	1.711%, 01/29/27	3,545	3,170,799
	1.711%, 01/29/27	350	313,055
	Stryker Corp.
	3.375%, 05/15/24	581	570,221

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Sysco Corp.
3.750%, 10/01/25	750	$732,752
Targa Resources Corp.
5.200%, 07/01/27	200	200,329
TCI Communications, Inc.
7.875%, 02/15/26	49	53,043
Texas Instruments, Inc.
2.625%, 05/15/24	1,971	1,924,717
Textron, Inc.
4.000%, 03/15/26	127	125,038
Thermo Fisher Scientific Finance I BV
2.960%, 11/18/23	2,000	2,168,289
2.950%, 11/18/25	1,000	1,013,164
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25	3,154	3,277,667
T-Mobile USA, Inc.
# 3.500%, 04/15/25	830	807,535
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	985	1,056,253
Trimble, Inc.
4.750%, 12/01/24	60	59,670
Truist Financial Corp.
2.500%, 08/01/24, MTN	656	630,723
2.850%, 10/26/24, MTN	360	346,445
4.000%, 05/01/25	50	48,462
Union Pacific Corp.
3.646%, 02/15/24	188	185,728
3.750%, 03/15/24	217	214,624
3.250%, 01/15/25	106	103,670
UnitedHealth Group, Inc.
# 3.500%, 02/15/24	200	197,698
2.375%, 08/15/24	607	588,977
3.750%, 07/15/25	3,102	3,058,608
US Bancorp
3.700%, 01/30/24, MTN	160	158,127
0.850%, 06/07/24, MTN	9,000	9,485,253
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	2,230	2,133,659
Valero Energy Corp.
2.850%, 04/15/25	50	47,846
Ventas Realty, LP
3.500%, 04/15/24	1,190	1,164,042
3.750%, 05/01/24	1,000	979,543
2.650%, 01/15/25	809	768,730
3.500%, 02/01/25	4,074	3,936,493
4.125%, 01/15/26	485	470,756
3.250%, 10/15/26	833	779,051
3.850%, 04/01/27	150	142,710
VeriSign, Inc.
5.250%, 04/01/25	1,071	1,075,547
Verizon Communications, Inc.
0.750%, 03/22/24	392	377,405

47

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
VF Corp.
2.400%, 04/23/25	2,116	$2,000,029
Viatris, Inc.
1.650%, 06/22/25	2,962	2,730,969
2.300%, 06/22/27	30	26,451
VMware, Inc.
1.400%, 08/15/26	59	52,684
Vornado Realty, LP
# 3.500%, 01/15/25	37	34,631
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	1,136	1,113,799
3.450%, 06/01/26	465	447,002
Walt Disney Co. (The)
3.700%, 09/15/24	1,518	1,499,146
WEC Energy Group, Inc.
3.550%, 06/15/25	50	48,327
Wells Fargo & Co.
0.500%, 04/26/24, MTN	2,850	3,043,843
2.125%, 06/04/24, MTN	2,700	2,924,603
3.300%, 09/09/24, MTN	355	347,182
3.000%, 02/19/25	1,818	1,758,948
3.000%, 04/22/26	680	647,547
3.000%, 10/23/26	1,724	1,622,433
Welltower OP LLC
4.000%, 06/01/25	869	847,088
4.250%, 04/01/26	120	117,916
Western Union Co. (The)
1.350%, 03/15/26	747	672,681
Westlake Corp.
3.600%, 08/15/26	162	155,779
Whirlpool Corp.
4.000%, 03/01/24	95	94,106
3.700%, 05/01/25	1,569	1,538,890
Williams Cos., Inc. (The)
4.300%, 03/04/24	96	95,207
4.550%, 06/24/24	1,317	1,306,189
3.900%, 01/15/25	857	841,655
4.000%, 09/15/25	770	754,005
Willis North America, Inc.
3.600%, 05/15/24	469	459,736
Wisconsin Electric Power Co.
3.100%, 06/01/25	16	15,418
WP Carey, Inc.
4.000%, 02/01/25	210	205,252
WRKCo, Inc.
3.000%, 09/15/24	578	560,945
3.750%, 03/15/25	203	196,967
4.650%, 03/15/26	102	100,774
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	101	98,283

TOTAL UNITED STATES		519,310,277

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
TOTAL BONDS		$965,841,108

U.S. TREASURY OBLIGATIONS — (16.2%)
U.S. Treasury Bills
5.202%, 06/20/23	893	887,022
5.240%, 06/27/23	1,263	1,253,261
5.010%, 09/07/23	3,287	3,230,059
5.010%, 09/14/23	3,555	3,490,415
5.010%, 09/28/23	1,903	1,865,171
5.025%, 10/12/23	890	870,382
U.S. Treasury Notes
0.125%, 06/30/23	4,735	4,697,541
0.125%, 07/31/23	7,276	7,187,225
0.125%, 08/31/23	25,809	25,390,513
0.250%, 09/30/23	6,641	6,516,061
1.625%, 10/31/23	1,023	1,006,576
0.375%, 10/31/23	14,485	14,161,351
0.500%, 11/30/23	35,190	34,299,253
0.125%, 12/15/23	33,708	32,733,628
0.750%, 12/31/23	6,725	6,541,376
0.125%, 01/15/24	848	820,109
0.875%, 01/31/24	2,532	2,456,831
0.125%, 02/15/24	1,942	1,869,528
2.125%, 02/29/24	36	35,179
0.250%, 03/15/24	23,404	22,490,888
2.250%, 03/31/24	9,414	9,196,301
0.375%, 04/15/24	3,490	3,345,573
2.000%, 04/30/24	2,102	2,044,046
0.250%, 05/15/24	447	426,553
2.500%, 05/15/24	244	238,367
2.500%, 05/31/24	1,246	1,216,213
0.250%, 06/15/24	1,411	1,342,930
1.750%, 06/30/24	133	128,667
0.375%, 07/15/24	319	303,299
3.250%, 08/31/24	362	355,738
TOTAL U.S. TREASURY OBLIGATIONS		190,400,056

TOTAL INVESTMENT SECURITIES — (98.8%) (Cost $1,174,795,826)		1,160,733,611

COMMERCIAL PAPER — (0.1%)
John Deere Canada Ulc, 5.150%	1,000,000	991,348

SECURITIES LENDING COLLATERAL —(1.1%)
The DFA Short Term
@§ Investment Fund	1,148,872	13,287,050

TOTAL INVESTMENTS —(100.0%) (Cost $1,189,074,459)		$1,175,012,009

48

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

Forward Currency Contracts

As of April 30, 2023, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,627,117	EUR	3,286,620	Citigroup	05/22/23	$(5,875)
USD	11,356,848	EUR	10,363,045	Morgan Stanley and Co. International	05/22/23	(98,344)
USD	5,168,003	GBP	4,153,887	State Street Bank and Trust	05/25/23	(55,876)
USD	149,254,024	EUR	136,830,511	Citigroup	06/01/23	(2,092,093)

Total Appreciation (Depreciation)						$(2,252,188)

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations
United States	$—	$4,492,447	$—	$4,492,447
U.S. Treasury Obligations
United States	—	190,400,056	—	190,400,056
Bonds
Australia	—	15,073,948	—	15,073,948
Austria	—	4,965,082	—	4,965,082
Belgium	—	2,758,552	—	2,758,552
Canada	—	89,533,249	—	89,533,249
Denmark	—	2,435,280	—	2,435,280
Finland	—	4,245,448	—	4,245,448
France	—	54,200,174	—	54,200,174
Germany	—	41,214,669	—	41,214,669
Ireland	—	8,378,635	—	8,378,635
Italy	—	6,145,877	—	6,145,877
Japan	—	81,247,229	—	81,247,229
Luxembourg	—	3,250,609	—	3,250,609
Netherlands	—	20,520,074	—	20,520,074
Norway	—	4,172,789	—	4,172,789
Spain	—	14,425,805	—	14,425,805
Supranational	—	23,094,474	—	23,094,474
Sweden	—	16,079,356	—	16,079,356
Switzerland	—	15,218,378	—	15,218,378
United Kingdom	—	39,571,203	—	39,571,203
United States	—	519,310,277	—	519,310,277
Commercial Paper	—	991,348	—	991,348
Securities Lending Collateral	—	13,287,050	—	13,287,050
Forward Currency Contracts**	—	(2,252,188)	—	(2,252,188)

Total Investments	$—	$1,172,759,821	$—	$1,172,759,821

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DIMENSIONAL INFLATION-PROTECTED SECURITIES ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount ±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
1.750%, 01/15/28	15,782	$23,118,738
3.625%, 04/15/28	15,157	31,321,216
0.750%, 07/15/28	24,499	28,707,878
2.500%, 01/15/29	18,827	28,103,129
0.875%, 01/15/29	27,058	31,540,302
3.875%, 04/15/29	13,740	28,812,674
0.250%, 07/15/29	29,064	32,267,768
0.125%, 01/15/30	28,647	31,087,226
0.125%, 07/15/30	30,466	33,099,999
0.125%, 01/15/31	23,724	25,200,580
0.125%, 07/15/31	15,172	15,590,071
0.125%, 01/15/32	13,459	13,277,103
3.375%, 04/15/32	6,988	13,927,113
2.125%, 02/15/40	10,937	16,704,706
2.125%, 02/15/41	11,854	17,875,190
0.750%, 02/15/42	5,332	6,139,224
TOTAL U.S. TREASURY OBLIGATIONS		376,772,917

INVESTMENT COMPANY — (0.1%)
UNITED STATES — (0.1%)
SSC GOVERNMENT MM GVMXX
17.355%, 12/31/99	320	320,349

TOTAL UNITED STATES		320,349

TOTAL INVESTMENT COMPANY		320,349

TOTAL INVESTMENT SECURITIES — (100.0%) (Cost $ 396,394,247)		377,093,266

TOTAL INVESTMENTS — (100.0%) (Cost $ 396,394,247)		$377,093,266

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations
United States	$—	$376,772,917	$—	$376,772,917
Investment Company	320,349	—	—	320,349

Total Investments	$320,349	$376,772,917	$—	$377,093,266

See accompanying Notes to Financial Statements.

50

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount	Value†
		(000)
MUNICIPAL BONDS — (99.5%)
ALABAMA — (2.4%)
	Alabama Federal Aid Highway Finance Authority (RB)
¤	5.000%, 09/01/33 ETM, (Pre-refunded @ $100, 9/1/26)	3,025	$3,253,010
¤	4.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	500	505,670
¤	5.000%, 09/01/35 ETM, (Pre-refunded @ $100, 9/1/26)	1,750	1,881,906
¤	5.000%, 09/01/36
	ETM, (Pre-refunded @ $100, 9/1/26)	2,020	2,172,258
	Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
	5.000%, 02/01/24	45	45,472
	3.000%, 02/01/30	100	97,040
	Mobile County Board of School Commissioners (ST)
	5.000%, 03/01/25 (BAM)	30	31,005
	5.000%, 03/01/27 (BAM)	775	833,672
¤	Tuscaloosa City Board of Education (RB)
	5.000%, 08/01/46 ETM, (Pre-refunded @ $100, 8/1/26)	5,000	5,349,975
¤	Tuscaloosa County Board of Education (ST)
	5.000%, 02/01/43 ETM, (Pre-refunded @ $100, 2/1/27)	1,050	1,142,623
¤	Water Works Board of the City of Birmingham (The) (RB), Series A
	5.000%, 01/01/32 ETM, (Pre-refunded @ $100, 1/1/27)	1,100	1,192,540
¤	Water Works Board of The City of Birmingham (The) (RB), Series B
	5.000%, 01/01/43 ETM, (Pre-refunded @ $100,
	1/1/27)	2,110	2,291,360

TOTAL ALABAMA			18,796,531

	Face Amount	Value†
	(000)
ALASKA — (0.3%)
	Municipality of Anchorage AK (GO)
5.000%, 09/01/23	1,140	$1,146,662
5.000%, 09/01/33	550	612,004
State of Alaska International Airports System (RB), Series A
5.000%, 10/01/27	50	52,225

TOTAL ALASKA		1,810,891

ARIZONA — (2.6%)
	Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	185	190,351
Arizona State University (RB), Series A
5.000%, 07/01/28	3,435	3,583,138
City of Phoenix Civic Improvement Corp. (RB)
¤ 5.000%, 07/01/25
(Pre-refunded @ $100, 7/1/24)	190	193,933
5.000%, 07/01/37	25	26,913
City of Scottsdale AZ (GO)
5.000%, 07/01/28	1,775	1,996,339
5.000%, 07/01/29	1,700	1,955,411
City of Tempe (GO)
5.000%, 07/01/28	1,495	1,679,106
4.000%, 07/01/29	1,010	1,051,228
	Coconino County Unified School District No 1 (GO)
5.000%, 07/01/26	1,000	1,072,027
5.000%, 07/01/27	805	884,344
4.000%, 07/01/27	470	497,848
Maricopa County Unified School District No 80
Chandler (GO), Series B
5.000%, 07/01/24	235	240,244
	Maricopa County Unified School District No 97-Deer Valley (GO)
5.000%, 07/01/27	510	559,209
5.000%, 07/01/28	685	768,650
5.000%, 07/01/29	575	659,612
Maricopa County Union High School District No 210-Phoenix (GO) 5.000%, 07/01/24	450	460,301
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	25	27,796

51

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Salt River Project Agricultural Improvement & Power District (RB), Series A
5.000%, 12/01/35	3,520	$3,645,805

TOTAL ARIZONA		19,492,255

ARKANSAS — (0.2%)
Arkansas Development Finance Authority (RB)
5.000%, 09/01/28	40	43,042
5.000%, 09/01/30	25	27,517
City of Fort Smith AR Water & Sewer (RB)
5.000%, 10/01/28	590	649,135
5.000%, 10/01/30	900	989,107

TOTAL ARKANSAS		1,708,801

CALIFORNIA — (3.7%)
¤ Bay Area Toll Authority (RB)
5.000%, 10/01/54 (Pre-refunded @ $ 100, 10/1/24)	250	257,196
California Health Facilities Financing Authority (RB)
4.000%, 10/01/24	220	222,849
5.000%, 11/15/24	210	215,499
California State Public Works Board (RB)
5.000%, 05/01/25	550	572,566
5.000%, 11/01/25	10	10,562
California State University (RB)
¤ 5.000%, 11/01/25 (Pre-refunded @ $ 100, 11/1/24)	510	525,957
¤ 5.000%, 11/01/33 (Pre-refunded @ $ 100, 11/1/24)	45	46,408
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	445	454,829
City & County of San Francisco (GO), Series R1
5.000%, 06/15/25	290	304,236
El Camino Community College District Foundation (The) (GO)
3.000%, 08/01/24	540	539,948
Hesperia Community Redevelopment Agency Successor Agency (TA), Series A
3.375%, 09/01/37 (AGM)	125	114,111
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	400	404,914

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	Long Beach Bond Finance Authority (RB)
	5.000%, 08/01/26	170	$182,447
	Los Angeles Community College District (GO)
	5.000%, 08/01/23	105	105,492
¤	5.000%, 08/01/30 ETM, (Pre-refunded @ $100, 8/1/24)	575	589,479
	Los Angeles Department of Water & Power Water System (RB)
	5.000%, 07/01/24	140	143,399
	4.000%, 07/01/24	260	263,121
	Los Angeles Unified School District (GO)
	5.000%, 07/01/25	725	760,470
	Oakland Unified School District/Alameda County (GO)
	5.000%, 08/01/25 (AGM)	175	183,148
	Sacramento City Unified School District (GO)
	4.000%, 08/01/25 (AGM)	265	270,451
	San Diego Association of Governments (RB)
	5.000%, 11/15/25	125	128,938
	San Diego Unified School District (RN), Series A
	4.000%, 06/30/23	525	525,696
	San Francisco City & County Airport Comm-San Francisco International Airport (RB)
	4.000%, 05/01/26	220	228,223
	San Francisco Unified School District (GO)
	5.000%, 06/15/26	4,195	4,492,405
	San Juan Unified School District (GO)
	3.000%, 08/01/24	320	319,976
	San Mateo Foster City Public Financing Authority (RB), Series B
	5.000%, 08/01/25	2,000	2,099,366
¤	Santa Clarita Community College District (GO)
	5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	155	155,688
	State of California (GO)
	5.000%, 08/01/25	225	235,928
	5.000%, 10/01/25	555	584,229
	5.000%, 08/01/26	2,550	2,736,704
	5.000%, 12/01/26	2,315	2,504,673
	3.500%, 08/01/27	1,500	1,542,695
	5.000%, 12/01/27	1,500	1,660,000

52

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/30	2,500	$2,938,983
4.000%, 03/01/36	2,000	2,108,728
4.000%, 10/01/36	1,000	1,046,978

TOTAL CALIFORNIA		29,476,292

COLORADO — (1.7%)
Adams & Arapahoe Joint School District 28J Aurora (GO)
5.000%, 12/01/26 (ST AID WITHHLDG)	800	864,976
Arapahoe County School District No 5 Cherry Creek (GO), Series C
5.000%, 12/15/31 (ST AID WITHHLDG)	1,980	2,184,983
Board of Water Commissioners City & County of Denver (The) (RB)
5.000%, 09/15/25	710	745,114
Colorado Health Facilities Authority (RB)
5.000%, 08/01/25	165	170,352
5.000%, 11/01/26	1,095	1,166,845
5.000%, 11/01/30	1,240	1,382,744
5.000%, 08/01/34	80	85,849
County of Pueblo Co. (COP), Series A
5.000%, 07/01/29	1,200	1,347,335
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	150	160,805
Denver Health & Hospital Authority (RB)
5.000%, 12/01/33	165	176,362
Douglas County School District No Re-1 Douglas & Elbert Counties (GO)
5.000%, 12/15/26 (ST AID WITHHLDG)	3,000	3,252,125
E-470 Public Highway Authority (RB)
5.000%, 09/01/26	715	766,058
5.000%, 09/01/36	60	67,387
Fossil Ridge Metropolitan District No. 3 (GO)
5.000%, 12/01/29 (BAM)	65	73,062
¤ Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork (GO), Series 1
5.000%, 12/15/29 (ST AID WITHHLDG)	430	455,116

	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No 6 Greeley (GO)
5.000%, 12/01/24 (ST AID WITHHLDG)	125	$129,013

TOTAL COLORADO		13,028,126

CONNECTICUT — (1.4%)
City of Bridgeport (GO)
5.000%, 02/15/26	585	615,322
5.000%, 08/15/26	130	138,172
5.000%, 09/01/28	755	836,847
City of Danbury (GO)
3.000%, 07/13/23	1,500	1,498,335
City of New Haven (GO)
5.000%, 08/01/26	195	205,418
5.000%, 08/01/28 (AGM)	1,010	1,111,933
¤ 5.000%, 08/01/31 (AGM)	700	716,154
Connecticut State Health & Educational Facilities Authority (RB)
5.000%, 07/01/27	520	548,533
4.000%, 07/01/38	85	78,392
State of Connecticut (GO)
4.000%, 06/01/24	325	328,231
5.000%, 06/15/26	155	161,908
4.000%, 01/15/28	95	100,611
5.000%, 10/15/29	1,715	1,846,249
5.000%, 06/15/30	1,000	1,043,806
State of Connecticut Special Tax (RB), Series A
5.000%, 05/01/38	455	506,182
Town of Darien CT
4.000%, 04/25/24	2,000	2,013,495
University of Connecticut (RB)
5.000%, 02/15/24	330	334,839
5.000%, 04/15/27	175	190,604

TOTAL CONNECTICUT		12,275,031

DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/25	170	177,696

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (GO)
5.000%, 06/01/23	175	175,253
5.000%, 06/01/25	375	392,180
5.000%, 06/01/27	500	548,012
District of Columbia (RB)
5.000%, 04/01/26	145	152,634
5.000%, 04/01/34	1,030	1,103,379

53

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Convention & Sports Authority (RB), Series A
5.000%, 10/01/26	150	$161,430
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/29	1,035	1,133,011
5.000%, 07/01/34	400	431,265

TOTAL DISTRICT OF COLUMBIA		4,097,164

FLORIDA — (6.4%)
Alachua County School Board (COP)
5.000%, 07/01/29 (AGM)	2,330	2,611,874
Bay County School Board (COP)
5.000%, 07/01/26	620	659,799
5.000%, 07/01/27	1,000	1,087,407
Brevard County Health Facilities Authority (RB)
5.000%, 04/01/28	115	116,347
Central Florida Expressway Authority (RB)
5.000%, 07/01/26	1,360	1,451,551
4.000%, 07/01/30	715	734,550
4.000%, 07/01/34 (AGM)	525	566,757
City of Fort Lauderdale FL (GO)
5.000%, 07/01/29	545	627,557
5.000%, 07/01/30	575	674,339
City of Gainesville FL Utilities System Revenue, Series A, Class A
5.000%, 10/01/31	1,965	2,156,075
City of Hollywood (GO) 5.000%, 07/01/26	2,145	2,289,395
5.000%, 07/01/27	1,830	1,998,999
City of Tampa FL Sales Tax (RB)
5.000%, 10/01/26	235	253,146
County of Broward FL Tourist Development Tax (RB)
4.000%, 09/01/36	1,500	1,533,886
County of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/29	1,255	1,408,956
County of Hillsborough FL Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,340	1,450,982
County of Miami-Dade (GO)
5.000%, 07/01/24	875	895,030
5.000%, 07/01/25	4,000	4,186,226

		Face Amount	Value†
		(000)
FLORIDA — (Continued)
	5.000%, 07/01/27	225	$235,862
	5.000%, 07/01/28	1,000	1,120,055
	County of Miami-Dade Florida Aviation (RB)
	5.000%, 10/01/25	65	66,676
	4.000%, 10/01/34	35	36,370
	Duval County Public Schools (COP), Series B
	5.000%, 07/01/28	220	229,018
	Duval County Public Schools (COP), Series A
	5.000%, 07/01/29 (AGM)	555	628,850
¤	East Central Regional Wastewater Treatment Facilities Operation Board (RB)
	5.500%, 10/01/44 ETM, (Pre-refunded @ $100, 10/1/24)	1,025	1,058,809
	Florida Department of Environmental Protection (RB), Series A
	5.000%, 07/01/26	3,150	3,367,973
	Florida Development Finance Corp. (RB)
	5.000%, 11/15/29	260	286,683
	Florida Keys Aqueduct Authority (RB)
	5.000%, 09/01/25	1,300	1,365,482
	Fort Pierce Utilities Authority (RB)
	5.000%, 10/01/26 (AGM)	95	101,501
	5.000%, 10/01/27 (AGM)	100	109,018
	Hillsborough County School Board (COP)
	5.000%, 07/01/27	140	151,263
	5.000%, 07/01/28	1,375	1,475,361
	5.000%, 07/01/30	360	397,022
	Indian River County District School Board (COP), Series A
	5.000%, 07/01/24	650	661,885
	Manatee County School District (RB)
	5.000%, 10/01/30 (AGM)	85	91,969
	Miami Beach Redevelopment Agency (TA)
	5.000%, 02/01/32	320	323,005
	Miami-Dade County Expressway Authority (RB), Series A
	5.000%, 07/01/33	20	20,938

54

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Okaloosa County School Board (COP)
5.000%, 10/01/27	100	$109,803
Orange County Health Facilities Authority (RB), Series A, Class A
5.000%, 10/01/29	335	377,464
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	205	216,569
Palm Beach County School District (COP)
5.000%, 08/01/27	780	853,281
Pasco County School Board (COP), Series A
5.000%, 08/01/36 (AGM)	1,015	1,148,228
School Board of Miami-Dade County (The) (COP)
5.000%, 02/01/26	285	299,370
5.000%, 02/01/29	145	151,182
5.000%, 11/01/30	560	572,310
School District of Broward County (COP)
5.000%, 07/01/24	90	91,801
5.000%, 07/01/25	325	338,946
5.000%, 07/01/27	1,850	2,018,556
5.000%, 07/01/35	600	700,139
State of Florida (GO) 5.000%, 06/01/24	225	229,586
5.000%, 07/01/25	445	465,813
5.000%, 06/01/26	1,795	1,919,902
5.000%, 07/01/26	3,759	4,029,748
5.000%, 07/01/27	800	878,851
Volusia County School Board (COP)
5.000%, 08/01/28	600	611,480
West Palm Beach Community Redevelopment Agency (TA)
5.000%, 03/01/28	40	41,904

TOTAL FLORIDA		51,485,549

GEORGIA — (2.3%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The) (RB)
5.000%, 03/01/26	70	73,172
City of Atlanta (GO)
5.000%, 12/01/29	1,000	1,157,740
Clarke County School District (GO)
5.000%, 09/01/27 (ST AID WITHHLDG)	215	236,654
Cobb County Kennestone Hospital Authority (RB)

	Face Amount	Value†
	(000)
GEORGIA — (Continued)
5.000%, 04/01/24	30	$30,389
5.000%, 04/01/25	45	46,402
¤ County of Forsyth (GO), Series A
5.000%, 03/01/35 ETM, (Pre-refunded @ $100, 3/1/25)	1,010	1,049,154
Development Authority for Fulton County (RB), Series A
5.000%, 07/01/28	960	1,022,101
Development Authority of Cobb County (The) (RB)
5.000%, 09/01/26	255	272,622
Gainesville & Hall County Hospital Authority (RB)
5.000%, 02/15/26	800	836,016
5.000%, 02/15/35	25	26,682
Gwinnett County School District (GO), Series B
5.000%, 08/01/27	5,045	5,563,799
Municipal Electric Authority of Georgia (RB)
5.000%, 11/01/29	1,000	1,113,852
Private Colleges & Universities Authority (RB)
5.000%, 10/01/26	335	355,906
State of Georgia (GO) 5.000%, 07/01/24	435	445,008
5.000%, 08/01/24	870	891,691
5.000%, 07/01/26	210	225,456
5.000%, 07/01/27	3,380	3,720,178

TOTAL GEORGIA		17,066,822

HAWAII — (2.5%)
City & County of Honolulu (GO) 5.000%, 10/01/24	325	334,127
5.000%, 10/01/25	175	184,258
5.000%, 09/01/26	1,100	1,182,184
5.000%, 10/01/26	400	421,737
5.000%, 11/01/26	4,000	4,316,252
County of Hawaii (GO), Series D
5.000%, 09/01/24	500	512,726
State of Hawaii (GO) 5.000%, 10/01/26	460	495,363
5.000%, 01/01/27	3,280	3,551,157
4.000%, 10/01/30	6,460	6,707,542

TOTAL HAWAII		17,705,346

ILLINOIS — (3.0%)
Champaign Coles Et Al Counties Community College District No 505 (GO), Series B
4.000%, 12/01/23	990	993,996

55

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
ILLINOIS — (Continued)
	Chicago O’Hare International Airport (RB)
	5.000%, 01/01/26	735	$774,988
	5.000%, 01/01/28	205	216,748
	5.000%, 01/01/33	480	504,515
	5.250%, 01/01/36	90	95,921
	Chicago Transit Authority Capital Grant Receipts (RB)
	5.000%, 06/01/24	1,735	1,759,993
	5.000%, 06/01/26	90	94,599
	5.000%, 06/01/28	750	813,141
	City of Peoria IL (GO)
	5.000%, 01/01/31 (AGM)	1,470	1,624,069
	City of Springfield IL Electric (RB)
	5.000%, 03/01/24	205	207,744
	5.000%, 03/01/28	75	76,840
	Coles Christian Clark Etc Counties Community College District No 517 Lake Land (GO), Series A
	5.000%, 12/01/25	1,500	1,572,591
	Cook & Will Counties Community College District No 515 (GO)
	5.000%, 12/01/26 (BAM)	320	342,706
	Cook County Community Consolidated School District No 15 Palatine (GO)
	5.000%, 12/01/23	630	636,169
	Cook County Community Consolidated School District No. 34 Glenview (GO), Series A
	5.000%, 12/01/23	140	141,524
	County of Cook (GO)
	5.000%, 11/15/25	815	849,619
	5.000%, 11/15/26	500	531,511
	County of Cook Illinois Sales Tax (RB), Series A
	5.000%, 11/15/27	345	375,697
	County of Will (GO)
¤	5.000%, 11/15/31 ETM, (Pre-refunded @ $100, 11/15/25)	1,645	1,725,266
¤	5.000%, 11/15/34 ETM, (Pre-refunded @ $100, 11/15/25)	1,100	1,153,673
	Illinois Finance Authority (RB)
	5.000%, 11/15/26	145	151,509
	5.000%, 02/15/30	1,000	1,077,575
	5.000%, 02/15/31	520	559,737
	4.000%, 02/15/33	640	655,755
	5.000%, 08/15/34	540	616,433
	5.000%, 08/15/35	420	474,300

	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
	Illinois State Toll Highway Authority (RB)
4.000%, 01/01/39	405	$408,865
¤ Metropolitan Water Reclamation District of Greater Chicago (GO), Series B
5.000%, 12/01/44 ETM, (Pre-refunded @ $100, 12/1/24)	1,375	1,416,132
Peoria County Community Unit School District No 323 (GO)
4.000%, 04/01/29	1,990	2,108,858
Sangamon County School District No 186 Springfield (GO)
4.000%, 02/01/31 (AGM)	35	37,861
State of Illinois (GO) 4.000%, 06/01/37	55	54,330
University of Illinois (RB) 5.000%, 04/01/30	845	972,926
Will County Community Unit School District No 201-U Crete-Monee (GO)
5.000%, 01/01/24 (AGM)	275	277,932
5.000%, 01/01/25 (AGM)	340	349,935
5.000%, 01/01/27 (AGM)	175	184,320

TOTAL ILLINOIS		23,837,778

INDIANA — (0.4%)
Greater Clark Building Corp. (RB)
4.000%, 07/15/26 (ST INTERCEPT)	335	344,454
Indiana Finance Authority (RB) 5.000%, 07/01/29	100	109,025
4.000%, 02/01/34	1,070	1,151,284
Indianapolis Local Public Improvement Bond Bank (RB)
5.000%, 06/01/25	650	673,098

TOTAL INDIANA		2,277,861

IOWA — (0.7%)
Cedar Falls Community School District (GO)
4.000%, 06/01/28 (AGM)	880	937,005
City of Sioux City (GO), Series A
3.000%, 06/01/26	495	498,900
City of West Des Moines (GO), Series A
5.000%, 06/01/28	1,030	1,155,714

56

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
IOWA — (Continued)
College Community School District (GO)
3.000%, 06/01/26	455	$454,181
Iowa Valley Community College District (GO)
4.000%, 06/01/26	1,450	1,504,455

TOTAL IOWA		4,550,255

KANSAS — (0.5%)
City of Shawnee (GO)
4.000%, 12/01/24	100	101,600
¤ Franklin County Unified School District No 290 Ottawa (GO), Series A
5.000%, 09/01/31 ETM, (Pre-refunded @ $100, 9/1/25)	395	414,349
Johnson County Unified School District No 229 Blue Valley (GO), Series A
5.000%, 10/01/24	620	636,629
Kansas Development Finance Authority (RB)
5.000%, 04/01/26	455	481,952
5.000%, 05/01/28	1,515	1,687,644

TOTAL KANSAS		3,322,174

KENTUCKY — (1.3%)
County of Warren (RB), Series A
5.000%, 04/01/26	80	84,486
Eastern Kentucky University (RB), Series A
5.000%, 04/01/35 (BAM) (ST INTERCEPT)	1,100	1,251,901
Glasgow Independent School District Finance Corp. (RB)
5.000%, 02/01/32 (ST INTERCEPT)	1,365	1,579,926
Kentucky Municipal Power Agency (RB)
5.000%, 09/01/24 (NATL)	155	158,313
5.000%, 09/01/31 (NATL)	100	104,991
Kentucky State Property & Building Commission (GO)
5.000%, 04/01/33	1,500	1,600,021
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	180	190,811
5.000%, 11/01/26 (AGM)	100	107,386
5.000%, 04/01/28	470	504,767
5.000%, 05/01/30	25	28,535
5.000%, 06/01/30	230	262,868

	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
¤ 5.000%, 10/01/31 ETM, (Pre-refunded @ $100, 10/1/23)	3,000	$3,022,350
5.000%, 05/01/36	500	536,326
Kentucky Turnpike Authority (RB)
5.000%, 07/01/25	325	338,391
5.000%, 07/01/29	95	98,550
Louisville/Jefferson County Metropolitan Government (RB)
5.000%, 10/01/26	590	623,483

TOTAL KENTUCKY		10,493,105

LOUISIANA — (1.1%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	195	205,946
City of New Orleans (GO)
5.000%, 12/01/24	2,000	2,057,017
5.000%, 12/01/27	1,420	1,552,801
5.000%, 12/01/29	750	852,646
5.000%, 12/01/34	200	224,382
¤ City of New Orleans LA Sewerage Service (RB)
5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/25)	215	224,716
City of New Orleans LA Water System (RB)
5.000%, 12/01/27	115	119,867
East Ouachita Parish School District (GO)
4.000%, 03/01/26	250	256,385
Lafourche Parish School Board (GO)
5.000%, 03/01/29	60	67,308
St. Tammany Parish Wide School District No 12 (GO)
5.000%, 03/01/26	420	445,691
5.000%, 03/01/27	605	656,981
State of Louisiana (GO), Series A
5.000%, 03/01/25	470	488,477
¤ State of Louisiana Gasoline & Fuels Tax (RB), Series A
5.000%, 05/01/34 ETM, (Pre-refunded @ $100, 5/1/25)	1,060	1,108,959

TOTAL LOUISIANA		8,261,176

MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/26	300	320,243
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/29	25	27,771

57

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
MAINE — (Continued)
¤ 5.000%, 07/01/43
ETM, (Pre-refunded @
$100, 7/1/23)	1,250	$1,253,238
State of Maine (GO), Series D
5.000%, 06/01/28	360	404,305

TOTAL MAINE		2,005,557

MARYLAND — (4.5%)
City of Baltimore (GO)
5.000%, 10/15/25	120	126,495
5.000%, 10/15/26	1,460	1,576,744
County of Anne Arundel (GO)
5.000%, 04/01/25	1,425	1,484,204
5.000%, 04/01/26	2,495	2,662,252
County of Anne Arundel MD (GO)
5.000%, 10/01/27	1,005	1,111,465
County of Baltimore MD (GO)
5.000%, 03/01/27	3,920	4,274,742
County of Charles MD (GO)
5.000%, 10/01/29	1,505	1,739,693
County of Harford Md (GO), Series A
5.000%, 10/01/29	2,000	2,311,885
County of Howard MD (GO), Series A, Class A
5.000%, 08/15/26	1,125	1,211,451
County of Montgomery (GO)
5.000%, 11/01/24	150	154,626
5.000%, 10/01/26	1,015	1,096,480
5.000%, 10/01/27	1,025	1,133,584
County of Prince George’s (GO)
4.000%, 09/01/24	195	197,696
5.000%, 07/15/25	895	938,685
5.000%, 07/01/26	3,000	3,220,806
County of Prince George’s MD (GO), Series A
5.000%, 07/01/27	1,065	1,170,856
Maryland Health & Higher Educational Facilities Authority (RB), Series B
5.000%, 08/15/28	105	105,277
State of Maryland (GO)
5.000%, 08/01/24	175	179,342
5.000%, 03/15/26	2,405	2,559,272
5.000%, 08/01/26	5,115	5,492,811
5.000%, 08/01/29	1,010	1,135,241
5.000%, 03/15/32	1,535	1,745,404
4.000%, 08/01/35	1,000	1,077,557
Washington Suburban Sanitary Commission (RB)
5.000%, 12/01/25 (CNTY GTD)	1,125	1,190,643

TOTAL MARYLAND		37,897,211

		Face Amount	Value†
		(000)
MASSACHUSETTS — (3.0%)
	City of Fall River (GO)
	3.000%, 12/01/34 (ST AID WITHHLDG)	200	$190,152
	City of Quincy (GO)
	4.000%, 07/07/23	2,000	2,001,581
	3.000%, 11/01/24	100	100,043
	City of Revere (GO)
	5.000%, 10/15/25	565	596,133
	Commonwealth of Massachusetts (GO)
	5.250%, 08/01/23	155	155,794
	5.000%, 11/01/23	165	166,555
	5.000%, 07/01/24	535	547,371
	5.250%, 09/01/24
	(AGM)	180	185,402
	5.000%, 07/01/26	610	653,936
	5.000%, 10/01/26	2,500	2,696,436
	5.000%, 07/01/28	205	230,351
	5.000%, 10/01/29	6,085	7,022,165
	4.000%, 02/01/39	1,840	1,897,467
¤	Massachusetts Bay Transportation Authority
	Sales Tax (RB)
	5.000%, 07/01/27 ETM, (Pre-refunded @ $100, 7/1/25)	405	424,117
	Massachusetts Development Finance Agency (RB)
	5.000%, 07/01/34	110	121,584
¤	5.000%, 06/01/39 ETM, (Pre-refunded @ $100, 6/1/29)	1,250	1,438,495
	Massachusetts School Building
	Authority (RB)
¤	5.000%, 08/15/35
	ETM, (Pre-refunded @
	$100, 8/15/25)	430	452,114
¤	5.000%, 02/15/49 ETM, (Pre-refunded @ $100, 2/15/26)	2,010	2,135,958
¤	Massachusetts Water Resources Authority (RB), Series D
	5.000%, 08/01/32 ETM, (Pre-refunded @ $100, 8/1/26)	1,440	1,547,760
	Town of Bedford (GO)
	5.000%, 05/01/25	160	167,136
	Town of Marblehead (GO)
	5.000%, 08/01/23	125	125,558
	Town of Milford (GO)
	5.000%, 12/01/23	250	252,708
	Town of Watertown (GO)
	5.000%, 06/15/26	1,175	1,260,492

TOTAL MASSACHUSETTS			24,369,308

58

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
MICHIGAN — (0.9%)
¤ Brandon School District (GO)
5.000%, 05/01/34 (Q-SBLF)	150	$156,333
Central Michigan University (RB)
5.000%, 10/01/33	95	106,197
Detroit City School District (GO), Series A
5.250%, 05/01/26 (AGM) (Q-SBLF)	375	401,310
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	40	40,815
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,580	1,659,636
5.000%, 12/01/28	30	33,616
Oakland University (RB), Series A
5.000%, 03/01/29	55	61,385
Pontiac School District (GO)
4.000%, 05/01/34 (Q-SBLF)	2,220	2,349,236
Romeo Community School District (GO)
4.000%, 05/01/26 (Q-SBLF)	185	191,022
Saginaw City School District (GO)
4.000%, 05/01/28 (Q-SBLF)	400	422,378
State of Michigan (GO), Series A
5.000%, 05/01/25	310	323,210
Troy School District
5.000%, 05/01/30 (Q-SBLF)	1,000	1,162,817

TOTAL MICHIGAN		6,907,955

MINNESOTA — (2.0%)
City of Minneapolis (GO)
3.000%, 12/01/24	235	235,518
City of St Paul (GO), Series A
5.000%, 09/01/26	855	920,296
County of Hennepin (GO), Series B
5.000%, 12/01/26	4,055	4,397,361
Minneapolis Special School District No 1 (COP), Series C
5.000%, 02/01/32 (SD CRED PROG)	1,000	1,093,192
Minnesota Higher Education Facilities Authority (RB), Series B
5.000%, 10/01/27	415	450,450

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State Colleges And Universities Foundation (RB), Series A
5.000%, 10/01/24	40	$41,073
St Louis Park Independent School District No 283 (GO)
5.000%, 02/01/27 (SD CRED PROG)	1,720	1,867,231
5.000%, 02/01/29 (SD CRED PROG)	3,975	4,505,882
State of Minnesota (GO), Series D
5.000%, 08/01/26	1,695	1,777,699
University of Minnesota (RB)
5.000%, 10/01/25	220	231,323
Western Minnesota Municipal Power Agency (RB)
5.000%, 01/01/27	500	539,699

TOTAL MINNESOTA		16,059,724

MISSISSIPPI — (0.2%)
Mississippi Development Bank (RB), Series A
5.000%, 04/01/28	105	110,867
State of Mississippi (GO)
5.000%, 09/01/25	225	236,177
¤ 5.000%, 11/01/33 ETM, (Pre-refunded @ $100, 11/1/26)	1,510	1,630,435
University of Mississippi Educational Building Corp. (RB)
5.000%, 10/01/25	140	147,339

TOTAL MISSISSIPPI		2,124,818

MISSOURI — (1.0%)
Branson Reorganized School District No R-4 (GO), Series B
4.000%, 03/01/25 (ST AID DIR DEP)	300	305,670
City of Kansas City MO Sanitary Sewer System Revenue (RB)
5.000%, 01/01/28	475	527,781
5.000%, 01/01/29	500	566,300
5.000%, 01/01/30	300	348,879
City of Wentzville (COP)
5.000%, 11/01/31	1,040	1,109,233
5.000%, 11/01/32	290	309,242
Columbia School District (GO)
5.000%, 03/01/25	2,080	2,157,990
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/26	185	197,876

59

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Jefferson City School District (COP), Series A
4.000%, 04/01/26	100	$102,910
Kansas City Industrial Development Authority (RB)
5.000%, 03/01/30	155	176,434
Metropolitan St Louis Sewer District (RB)
5.000%, 05/01/25	440	458,401
5.000%, 05/01/26	180	191,931
5.000%, 05/01/27	115	125,526
Missouri Joint Municipal Electric Utility Commission (RB), Series A
5.000%, 12/01/30	1,045	1,078,939
North Kansas City School District No 74 (GO)
6.000%, 03/01/27 (ST AID DIR DEP)	1,660	1,867,248

TOTAL MISSOURI		9,524,360

MONTANA — (0.0%)
Montana Facility Finance Authority (RB), Series C
5.000%, 06/01/24	175	177,651

NEBRASKA — (0.3%)
City of Gretna (COP)
5.000%, 12/15/25	380	391,858
City of Omaha NE (GO)
5.000%, 04/15/29	700	800,042
Metropolitan Utilities District of Omaha Gas System (RB)
5.000%, 12/01/23	245	247,484
Omaha Public Power District (RB), Series A
5.000%, 02/01/25	330	342,079
Public Power Generation Agency (RB)
5.000%, 01/01/28	135	138,150
5.000%, 01/01/29	60	61,361

TOTAL NEBRASKA		1,980,974

NEVADA — (1.1%)
City of North Las Vegas (GO)
5.000%, 06/01/28 (BAM)	90	100,347
Clark County School District (GO)
5.000%, 06/15/26	150	158,084
5.000%, 06/15/28	70	76,333
County of Clark (GO)
5.000%, 11/01/24	405	417,672
5.000%, 07/01/27	1,555	1,707,620
County of Clark NV Passenger Facility Charge (RB)
5.000%, 07/01/27	275	301,192

	Face Amount	Value†
	(000)
NEVADA — (Continued)
5.000%, 07/01/28	535	$599,505
Las Vegas Convention & Visitors Authority (RB)
5.000%, 07/01/27	290	314,397
Las Vegas Valley Water District (GO)
5.000%, 06/01/24	570	581,678
5.000%, 06/01/27	2,015	2,206,031
Washoe County School District (GO)
5.000%, 10/01/25 (BAM)	500	525,853
5.000%, 04/01/26	1,000	1,062,693

TOTAL NEVADA		8,051,405

NEW HAMPSHIRE — (0.2%)
State of New Hampshire (GO), Series A, Class A
5.000%, 02/15/37	980	1,154,569

NEW JERSEY — (2.2%)
County of Essex (GO)
5.000%, 09/01/25	175	183,977
County of Mercer (GO)
4.000%, 02/01/26	1,330	1,375,071
Cumberland County Improvement Authority (The) (RB)
5.000%, 12/15/24 (BAM)	350	360,282
¤ New Jersey Economic Development Authority (RB)
5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	1,500	1,576,676
New Jersey Educational Facilities Authority (RB)
5.000%, 07/01/25 (AGM)	35	36,472
New Jersey Transportation Trust Fund Authority (RB)
5.250%, 06/15/31	90	93,942
5.000%, 06/15/31	3,000	3,406,979
New Jersey Turnpike Authority (RB)
5.000%, 01/01/30	150	153,462
5.000%, 01/01/35	200	218,309
State of New Jersey (GO)
5.000%, 06/01/28	840	936,568
5.000%, 06/01/29	805	914,169
4.000%, 06/01/30	1,545	1,673,478
¤ Township of Irvington (GO), Series A
5.000%, 07/15/30 (AGM) (ST AID WITHHLDG)	250	255,344
Township of Toms River (GO)
4.000%, 06/01/26	1,440	1,496,243
4.000%, 06/01/27	690	727,406

60

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Union NJ (GO)
5.000%, 01/23/24	5,000	$5,062,674

TOTAL NEW JERSEY		18,471,052

NEW MEXICO — (0.8%)
Albuquerque Bernalillo County Water Utility Authority (RB)
5.000%, 07/01/29	1,000	1,093,589
City of Albuquerque (GO)
5.000%, 07/01/25	2,335	2,444,211
5.000%, 07/01/26	395	422,829
County of Santa Fe (GO), Series C
5.000%, 07/01/24	175	179,006
State of New Mexico (GO), Series B
5.000%, 03/01/24	240	244,004
State of New Mexico Severance Tax Permanent Fund (RB)
5.000%, 07/01/27	2,445	2,678,884

TOTAL NEW MEXICO		7,062,523

NEW YORK — (4.4%)
City of New York (GO)
5.000%, 08/01/25	355	371,372
5.000%, 08/01/28	3,295	3,576,403
Dutchess County Local Development Corp. (RB)
5.000%, 07/01/28	90	95,858
4.000%, 07/01/34	85	81,513
Elmira City School District (GO)
4.000%, 06/23/23 (ST AID WITHHLDG)	1,600	1,600,961
Evans-Brant Central School District (GO), Series B
4.000%, 06/23/23 (ST AID WITHHLDG)	1,600	1,601,474
Metropolitan Transportation Authority (RB)
5.000%, 11/15/25	340	351,765
Monroe County Industrial Development Corp. (RB)
5.000%, 12/01/25	40	41,342
5.000%, 12/01/26	390	408,196
New York City Industrial Development Agency (RB)
5.000%, 03/01/28 (AGM)	300	326,791
5.000%, 01/01/29 (AGM)	2,510	2,781,209
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	65	67,939
New York State Dormitory Authority (RB)

	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 02/15/24	155	$157,315
5.000%, 03/15/24	140	142,254
5.000%, 02/15/26 ETM	1,100	1,165,482
5.000%, 03/15/26	2,000	2,123,167
5.000%, 05/01/26	275	285,241
5.000%, 03/15/28	1,015	1,128,846
5.000%, 02/15/29 ETM	500	518,464
5.000%, 02/15/33	520	551,852
5.000%, 03/15/33	4,000	4,151,041
5.000%, 07/01/34	120	123,794
New York State Thruway Authority (RB)
5.000%, 01/01/26	165	174,717
5.000%, 03/15/29	1,045	1,186,570
5.000%, 01/01/32	200	206,535
New York State Urban Development Corp. (RB)
5.000%, 03/15/24	420	426,763
5.000%, 03/15/25	2,070	2,151,233
5.000%, 03/15/26	360	381,761
5.000%, 03/15/27	3,000	3,269,498
Port Authority of New York & New Jersey (RB), Series 230TH
4.000%, 12/01/26	750	785,700
¤ Sales Tax Asset Receivable Corp. (RB), Series A
4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	375	380,311
Town of Oyster Bay (GO)
5.000%, 08/01/29 (AGM)	85	97,559
Triborough Bridge & Tunnel Authority (RB), Series A, Class A
5.000%, 11/15/29	500	580,348
Wappingers Central School District (GO)
4.000%, 08/10/23 (ST AID WITHHLDG)	2,500	2,503,302

TOTAL NEW YORK		33,796,576

NORTH CAROLINA — (0.8%)
City of Charlotte NC Water & Sewer System (RB)
5.000%, 07/01/27	1,205	1,324,772
City of Durham NC Water & Sewer Utility System (RB)
5.000%, 08/01/28	1,365	1,541,741
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	60	62,335
North Carolina Medical Care Commission (RB)
4.000%, 06/01/25	25	25,465

61

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
NORTH CAROLINA — (Continued)
	North Carolina Municipal Power Agency No 1 (RB)
	5.000%, 01/01/32	310	$349,309
	North Carolina Turnpike Authority (RB)
	5.000%, 02/01/24	1,320	1,337,865
	State of North Carolina (GO), Series D
	4.000%, 06/01/23	110	110,070
	State of North Carolina (RB)
	5.000%, 03/01/25	150	155,706
	5.000%, 03/01/33	335	378,563

TOTAL NORTH CAROLINA			5,285,826

OHIO — (2.0%)
	Akron Bath Copley Joint Township Hospital District (RB), Series A
	5.000%, 11/15/29	50	56,450
	American Municipal Power, Inc. (RB)
	5.000%, 02/15/29	65	68,458
¤	Big Walnut Local School District (GO)
	5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/25) City of Columbus (GO)	490	512,144
	4.000%, 04/01/24	150	151,270
	County of Allen OH Hospital Facilities (RB)
	5.000%, 12/01/26	745	799,700
	5.000%, 08/01/29	90	98,383
¤	County of Cuyahoga (RB)
	5.000%, 12/01/27
	(Pre-refunded @ $100, 12/1/23)	275	277,931
	Ohio Higher Educational Facility Commission (RB)
	5.000%, 05/01/28	900	984,429
¤	St Marys City School District (GO)
	5.000%, 12/01/27 (SD CRED PROG)	455	469,323
	State of Ohio (GO)
	5.000%, 08/01/24	540	553,397
	5.000%, 08/01/25	540	566,588
	5.000%, 09/01/25	295	310,133
	5.000%, 05/01/26	400	426,752
¤	5.000%, 11/01/26
	(Pre-refunded @ $100, 5/1/25)	535	558,116
	5.000%, 09/15/27	2,160	2,384,422
	5.000%, 05/01/28	1,680	1,881,491
	5.000%, 03/01/29	800	911,319
	5.000%, 05/01/35	1,000	1,077,718

	Face Amount	Value†
	(000)
OHIO — (Continued)
State of Ohio (RB)
5.000%, 01/01/32	1,265	$1,385,059
5.000%, 01/01/33	2,140	2,335,660

TOTAL OHIO		15,808,743

OKLAHOMA — (0.5%)
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	1,255	1,380,601
Garfield County Educational Facilities Authority (RB), Series A
5.000%, 09/01/30	1,375	1,444,514
Oklahoma County Independent School District No 12 Edmond (GO)
3.000%, 03/01/26	480	478,980

TOTAL OKLAHOMA		3,304,095

OREGON — (2.9%)
City of Portland (GO), Series A
5.000%, 06/01/26	500	535,251
City of Portland OR Sewer System (RB), Series A
5.000%, 06/15/26	470	503,321
County of Multnomah (GO)
5.000%, 06/01/29	1,060	1,160,062
Deschutes County Administrative School District No 1 Bend-La Pine (GO)
5.000%, 06/15/26 (SCH BD GTY)	4,085	4,374,606
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/32	125	138,357
Linn & Benton Counties School District No 8J Greater Albany
5.000%, 06/15/25 (SCH BD GTY)	1,090	1,139,599
¤ Marion County School District No 103 Woodburn (GO)
5.000%, 06/15/34 (SCH BD GTY)	1,000	1,046,005
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow (GO), Series B
5.000%, 06/15/25 (SCH BD GTY)	295	308,424
Multnomah County School District No 1 Portland (GO)
5.000%, 06/15/25 (SCH BD GTY)	420	439,642

62

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
OREGON — (Continued)
	5.000%, 06/15/27 (SCH BD GTY)	500	$549,746
	Multnomah County School District No 7 Reynolds (GO), Series A
	5.000%, 06/15/27 (SCH BD GTY)	1,000	1,044,663
	Oregon Health & Science University (RB)
	5.000%, 07/01/33	1,150	1,210,630
	Oregon State Facilities Authority (RB), Series A
	5.000%, 06/01/32	410	430,013
	Port of Portland OR Airport (RB)
	5.000%, 07/01/29	75	85,117
	Portland Community College District (GO)
	5.000%, 06/15/27	2,000	2,138,690
	5.000%, 06/15/33	1,000	1,064,094
	State of Oregon (GO)
	5.000%, 05/01/25	450	469,176
	5.000%, 05/01/27	140	153,037
¤	5.000%, 08/01/35
	ETM, (Pre-refunded @ $100, 8/1/24)	2,060	2,110,085
¤	State of Oregon Department of Transportation (RB), Series A
	5.000%, 11/15/30 ETM,
	(Pre-refunded @ $100, 11/15/24)	275	283,526
	Tri-County Metropolitan Transportation District of Oregon (RB), Series A
	3.250%, 10/01/34	50	48,395
	Washington & Clackamas Counties School District No 23J Tigard-Tualatin (GO)
	5.000%, 06/15/31 (SCH BD GTY)	1,000	1,095,380
	Washington & Multnomah Counties School District No 48J Beaverton (GO)
	5.000%, 06/15/27
	(SCH BD GTY)	1,200	1,314,456
¤	5.000%, 06/15/34 (SCH BD GTY)	190	193,839

TOTAL OREGON			21,836,114

PENNSYLVANIA — (2.3%)
	Baldwin Whitehall School District (GO)
	5.000%, 11/15/25 (BAM) (ST AID WITHHLDG)	890	934,009

		Face Amount	Value†
		(000)
PENNSYLVANIA — (Continued)
	Bristol Township School District
	5.000%, 06/01/25 (BAM) (ST AID WITHHLDG)	165	$171,404
¤	Chartiers Valley School District (GO), Series B
	5.000%, 10/15/40 (ST AID WITHHLDG)	795	828,229
	Chichester School District (GO)
	4.000%, 09/15/28 (AGM) (ST AID WITHHLDG)	45	47,681
	City of Philadelphia (GO)
	5.000%, 08/01/25	235	245,211
	5.000%, 08/01/27	275	287,376
	City of Philadelphia PA (GO), Series A
	5.000%, 08/01/27	1,685	1,837,640
	County of Lackawanna Pa (GO), Series B
	4.000%, 09/01/30 (BAM)	165	174,036
	County of Lehigh (RB)
	5.000%, 07/01/29	1,000	1,113,797
	County of Montgomery (GO)
	5.000%, 07/01/26	2,000	2,147,204
	Delaware River Port Authority (RB)
¤	5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	25	25,308
	5.000%, 01/01/35	115	128,372
	East Stroudsburg Area School District (GO), Series AA
	4.000%, 09/01/27 (ST AID WITHHLDG)	60	61,638
	Monroeville Finance Authority (RB), Series B
	5.000%, 02/15/29	1,045	1,159,430
	Pennsylvania Economic Development Financing Authority (RB), Series A
	5.000%, 02/01/33	175	179,005
	Pennsylvania Higher Educational Facilities Authority (RB)
	5.000%, 06/15/26	515	549,916
	5.000%, 05/01/29	60	63,299
	5.000%, 05/01/34	750	786,339
	Pennsylvania Turnpike Commission (RB), Series A
	5.000%, 12/01/33	2,510	2,673,624
	Philadelphia Gas Works Co. (RB)
	5.000%, 08/01/28 (AGM)	35	38,622
	Pittsburgh Water & Sewer Authority (RB)

63

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
5.000%, 09/01/26 (AGM)	2,360	$2,523,088
5.000%, 09/01/29	905	1,017,212
5.000%, 09/01/30	475	540,963
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	720	746,429
Southeastern Pennsylvania Transportation Authority (RB)
5.000%, 06/01/28	190	206,152
¤ State Public School Building Authority (RB), Series B2
5.000%, 12/01/25 (BAM) (ST APPROP)	770	794,239

TOTAL PENNSYLVANIA		19,280,223

RHODE ISLAND — (0.0%)
Rhode Island Turnpike & Bridge Authority (RB), Series A
5.000%, 10/01/32	150	157,256

SOUTH CAROLINA — (1.5%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/27 (SCSDE)	905	988,278
Anderson County School District No 1 (GO)
5.000%, 03/01/27 (SCSDE)	2,045	2,224,598
Beaufort County School District (GO), Series C
5.000%, 03/01/26 (SCSDE)	4,410	4,689,669
County of Charleston (GO), Series A
5.000%, 11/01/25 (ST AID WITHHLDG)	125	132,061
Greenville Health System (RB), Series B
5.000%, 05/01/29	65	66,084
Oconee County School District (GO)
5.000%, 03/01/26 (SCSDE)	940	999,612
Piedmont Municipal Power Agency (RB)
5.000%, 01/01/28	65	66,854
5.000%, 01/01/30	1,760	1,807,566
South Carolina Public Service Authority (RB)
5.000%, 12/01/25	290	297,998
5.000%, 12/01/26	175	179,789

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO), Series A
5.000%, 04/01/26	1,715	$1,829,467

TOTAL SOUTH CAROLINA		13,281,976

TENNESSEE — (2.3%)
City of Knoxville TN Electric System Revenue (RB)
5.000%, 07/01/28	780	873,242
5.000%, 07/01/29	820	938,139
City of Memphis (GO)
5.000%, 05/01/24	305	310,494
City of Murfreesboro (GO), Series C
3.000%, 02/01/24	415	414,506
City of Sevierville (GO)
5.000%, 06/01/26	2,630	2,809,784
County of Bedford (GO)
5.000%, 06/01/26	1,000	1,068,359
County of Knox (GO)
5.000%, 08/01/24	245	251,078
5.000%, 06/01/25	500	523,010
5.000%, 06/01/26	200	213,978
County of Shelby (GO)
5.000%, 04/01/25	1,375	1,429,515
Greeneville Health & Educational Facilities Board (RB)
5.000%, 07/01/30	110	118,895
Knox County Health Educational & Housing Facility Board (RB), Series A
5.000%, 01/01/33	100	105,501
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	355	376,664
5.000%, 07/01/31	2,000	2,236,027
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/24	345	352,499
5.000%, 01/01/28	390	417,593
State of Tennessee (GO)
5.000%, 08/01/25	3,115	3,270,459
5.000%, 09/01/27	1,100	1,214,114
West Knox Utility District (RB)
5.000%, 06/01/25	315	329,105

TOTAL TENNESSEE		17,252,962

TEXAS — (20.0%)
Alamo Community College District (GO)
5.000%, 02/15/26	2,500	2,648,823

64

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	5.000%, 02/15/30	1,105	$1,277,601
	Alamo Heights Independent School District (GO), Series A
	5.000%, 02/01/26 (PSF-GTD)	530	561,175
¤	Austin Community College District (GO)
	5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	620	648,592
	Austin Independent School District (GO)
	5.000%, 08/01/25 (PSF-GTD)	810	849,520
	5.000%, 08/01/25	1,000	1,047,674
	5.000%, 08/01/27 (PSF-GTD)	1,430	1,534,239
	5.000%, 08/01/29	500	573,254
	Bexar County Hospital District (GO)
	5.000%, 02/15/27	1,190	1,288,208
	Birdville Independent School District (GO)
	5.000%, 02/15/27 (PSF-GTD)	500	543,143
	5.000%, 02/15/28	550	611,836
	5.000%, 02/15/29	500	568,143
	5.000%, 02/15/30	605	701,139
	Brushy Creek Regional Utility Authority, Inc. (RB)
	4.000%, 08/01/32	270	276,638
	Bryan Independent School District (GO)
	4.000%, 02/15/30 (PSF-GTD)	1,610	1,734,369
	Central Texas Regional Mobility Authority (RB)
	5.000%, 01/01/26	170	177,514
	5.000%, 01/01/29	30	32,929
¤	5.000%, 01/01/40 ETM, (Pre-refunded @ $100, 7/1/25)	4,535	4,730,576
	Central Texas Turnpike System (RB), Series A
	5.000%, 08/15/39	1,020	1,100,550
	City of Amarillo TX Waterworks & Sewer System Revenue (RB)
	5.000%, 04/01/28	550	610,972
	5.000%, 04/01/29	870	987,807
	City of Arlington (GO)
	5.000%, 08/15/23	300	301,559
	5.000%, 08/15/24	500	512,862
	City of Austin (GO)
	5.000%, 09/01/24	405	415,575
	5.000%, 09/01/25	230	241,958

	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 09/01/26	140	$150,924
City of Austin TX Water & Wastewater System (RB)
5.000%, 11/15/29	385	441,588
City of Bryan TX Electric System (RB)
5.000%, 07/01/28 (AGM)	940	1,043,708
City of Cedar Park (GO)
5.000%, 02/15/28	500	555,022
City of College Station (GO)
5.000%, 02/15/28	1,000	1,108,141
5.000%, 02/15/29	245	277,542
City of Conroe TX (GO)
5.000%, 03/01/31	2,420	2,453,787
City of Dallas TX Hotel Occupancy Tax (RB)
5.000%, 08/15/25	20	20,792
4.000%, 08/15/27	1,000	1,020,501
City of Denton (GO)
5.000%, 02/15/26	1,945	2,063,472
City of El Paso Texas Water & Sewer (RB)
5.000%, 03/01/26	925	977,955
5.000%, 03/01/27	665	719,108
City of Fort Worth (GO)
5.000%, 03/01/26	4,785	5,079,036
5.000%, 03/01/27	2,650	2,873,657
City of Houston (GO)
5.000%, 03/01/24	360	365,649
5.000%, 03/01/25	370	383,806
5.000%, 03/01/27	780	847,017
City of Irving (GO)
5.000%, 09/15/26	960	1,032,381
City of Laredo TX Waterworks & Sewer System (RB)
5.000%, 03/01/28	1,000	1,096,848
City of Lewisville (GO)
5.000%, 02/15/26	370	392,230
City of Lubbock (GO)
5.000%, 02/15/25	425	440,394
City of Pflugerville TX (GO)
4.000%, 08/01/30	1,000	1,078,782
4.000%, 08/01/31	1,940	2,007,531
City of San Antonio (GO)
5.000%, 08/01/24	435	445,792
5.000%, 08/01/26	1,935	2,075,427
City of San Antonio TX Electric & Gas Systems (RB)
5.000%, 02/01/26	2,530	2,676,061
4.000%, 02/01/27	1,940	2,027,116
5.000%, 02/01/27	4,620	4,999,996
City of Temple (GO), Series A
5.000%, 08/01/27	125	136,849
City of Waco (GO)
5.000%, 02/01/26	1,340	1,415,540

65

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	Clear Lake City Water Authority (GO)
	5.000%, 03/01/27	200	$214,765
	Clifton Higher Education Finance Corp. (RB)
	5.000%, 08/15/25 (PSF-GTD)	20	20,837
	Conroe Independent School District (GO), Series A
	5.000%, 02/15/26 (PSF-GTD)	825	875,251
	County of Bexar (RB)
	5.000%, 08/15/27	340	368,532
	County of Fort Bend TX Toll Road (RB)
	5.000%, 03/01/36	15	15,532
	County of Harris (GO)
	5.000%, 10/01/25	370	389,397
	5.000%, 10/01/26	2,175	2,280,185
	5.000%, 10/01/29	1,095	1,260,832
	County of Tarrant (GO)
	5.000%, 07/15/26	500	535,723
	County of Williamson (GO)
	5.000%, 02/15/27	1,000	1,087,039
	Crowley Independent School District (GO)
¤	5.000%, 08/01/36 (PSF-GTD)	1,065	1,116,486
¤	4.000%, 08/01/39 (PSF-GTD)	175	179,674
	Cypress-Fairbanks Independent School District (GO)
	5.000%, 02/15/28 (PSF-GTD)	380	420,732
	Dallas Area Rapid Transit (RB)
¤	5.000%, 12/01/28 ETM, (Pre-refunded @ $100, 12/1/25)	1,075	1,131,673
¤	5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	300	309,021
¤	5.000%, 12/01/36 ETM, (Pre-refunded @ $100, 12/1/25)	840	884,284
¤	5.000%, 12/01/46 ETM, (Pre-refunded @ $100, 12/1/25)	960	1,010,611
	Dallas College (GO)
	5.000%, 02/15/29	1,350	1,527,759
	Dallas County Utility & Reclamation District (GO)
	5.000%, 02/15/26	295	310,614
	Dallas Fort Worth International Airport (RB)
	5.000%, 11/01/24	200	205,575

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	5.000%, 11/01/30	245	$283,654
	Dallas Independent School District (GO)
	5.000%, 08/15/24 (PSF-GTD)	265	271,783
	5.000%, 02/15/29 (PSF-GTD)	885	1,007,148
	Del Valle Independent School District (GO)
	5.000%, 06/15/26 (PSF-GTD)	500	534,672
	Eagle Mountain & Saginaw Independent School District (GO)
	5.000%, 08/15/27 (PSF-GTD)	1,275	1,399,253
	El Paso Independent School District (GO)
	5.000%, 08/15/26 (PSF-GTD)	1,000	1,074,554
	Fort Bend County Municipal Utility District No 182 (GO)
	5.250%, 09/01/29 (BAM)	1,135	1,279,444
	Fort Worth Independent School District (GO), Series A
	5.000%, 02/15/32 (PSF-GTD)	2,075	2,341,439
	Frisco Independent School District (GO)
	4.000%, 02/15/28 (PSF-GTD)	3,710	3,948,651
	5.000%, 02/15/28 (PSF-GTD)	370	409,309
	Galveston Independent School District (GO)
	5.000%, 02/01/27 (PSF-GTD)	420	455,156
¤	Grand Parkway Transportation Corp. (RB), Series A
	5.500%, 04/01/53 ETM, (Pre-refunded @ $100, 10/1/23)	4,500	4,541,947
	Gulf Coast Authority (RB), Series B
	5.000%, 10/01/29	1,250	1,421,802
	Harris County Cultural Education Facilities Finance Corp. (RB)
	5.000%, 11/15/26	95	100,945
	5.000%, 05/15/27	760	813,710
	5.000%, 05/15/28	260	282,565
	5.000%, 07/01/28	490	542,068
	3.000%, 10/01/40	245	212,081

66

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
TEXAS — (Continued)
	Harris County Flood Control District, Series A, Class A
5.000%, 10/01/27	1,600	$1,763,859
	Hays Consolidated Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	310	337,333
Houston Community College System (GO)
5.000%, 02/15/28	1,570	1,747,263
5.0300%, 02/15/35	1,120	1,252,509
Houston Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	575	596,336
5.000%, 02/15/26 (PSF-GTD)	240	254,287
	Humble Independent School District (GO), Series A
5.500%, 02/15/25 (PSF- GTD)	200	209,364
	Hutto Independent School District (GO)
5.000%, 08/01/26 (PSF-GTD)	150	160,789
5.000%, 08/01/27 (PSF-GTD)	175	192,032
	Katy Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	340	368,825
5.000%, 02/15/30 (PSF-GTD)	2,750	2,974,640
	Lake Travis Independent School District (GO), Series A
5.000%, 02/15/25 (PSF-GTD)	360	372,848
	Lamar Consolidated Independent School District
5.000%, 02/15/30	1,145	1,317,675
	Lamar Consolidated Independent School District (GO), Series A
5.000%, 02/15/28 (PSF-GTD)	2,155	2,233,054
	Lower Colorado River Authority (RB)
5.000%, 05/15/24	90	91,694
5.000%, 05/15/25	35	36,481
5.000%, 05/15/26 (AGM)	1,280	1,365,703
3.000%, 05/15/26	125	124,146
5.000%, 05/15/26	500	532,725

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	5.000%, 05/15/29	65	$73,756
	5.000%, 05/15/32 (AGM)	370	431,156
	5.000%, 05/15/41	275	300,895
¤	Mansfield Independent School District (GO)
	5.000%, 02/15/28 (PSF-GTD)	150	155,106
	Navasota Independent School District (GO)
¤	5.000%, 02/15/30 (PSF-GTD)	725	750,959
¤	5.000%, 02/15/32 (PSF-GTD)	670	693,990
	North Texas Tollway Authority (RB)
	5.000%, 01/01/26	420	443,182
	5.000%, 01/01/27	3,605	3,712,478
	Northside Independent School District (GO)
	5.000%, 08/15/24 (PSF-GTD)	110	112,872
	Permanent University Fund - University of Texas System (RB), Series B
	5.000%, 07/01/27	570	607,123
	Plano Independent School District (GO)
	5.000%, 02/15/29	2,075	2,349,416
	Richardson Independent School District (GO)
	5.000%, 02/15/27 (PSF-GTD)	620	674,432
	5.000%, 02/15/29 (PSF-GTD)	390	443,602
	Roma Independent School District (GO)
	4.000%, 02/15/26 (PSF-GTD)	60	61,892
	Round Rock Independent School District (GO), Series A
	5.000%, 08/01/26 (PSF-GTD)	365	390,783
	San Antonio Independent School District (GO)
	5.000%, 08/15/24 (PSF-GTD)	340	348,313
	5.000%, 08/15/26 (PSF-GTD)	1,090	1,170,196
	5.000%, 08/15/27 (PSF-GTD)	760	835,685
	5.000%, 08/15/28 (PSF-GTD)	4,010	4,499,435
	5.000%, 08/15/29 (PSF-GTD)	500	571,800

67

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	State of Texas (GO)
	5.000%, 10/01/23	330	$332,459
	5.000%, 10/01/24	225	231,476
	5.000%, 10/01/26	850	899,583
	5.000%, 04/01/27	5,270	5,544,433
	5.000%, 10/01/31	1,410	1,553,287
	5.000%, 10/01/32	2,485	2,735,944
¤	5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	275	282,222
	Stephen F Austin State University (RB)
	5.000%, 10/15/26	1,100	1,174,433
	Tarrant County College District (GO)
	5.000%, 08/15/26	1,075	1,149,540
	Tarrant County Cultural Education Facilities Finance Corp. (RB)
	5.000%, 07/01/28	200	220,039
	Tarrant Regional Water District Water Supply System (RB), Series A
	5.000%, 03/01/27	1,520	1,603,200
	Temple Independent School District (GO)
	5.000%, 02/01/27 (PSF-GTD)	795	863,644
	Texas State Technical College (RB)
	5.000%, 08/01/29 (AGM)	680	765,359
	Texas Transportation Commission State Highway Fund (RB), Series A
	5.000%, 10/01/29	1,000	1,069,781
	Timber Lane Utility District (GO), Series A
	4.000%, 08/01/25 (AGM)	60	61,077
	Tomball Independent School District (GO)
	5.000%, 02/15/29 (PSF-GTD)	575	658,370
	Town of Prosper (GO)
	5.000%, 02/15/26	280	296,436
	Trinity River Authority Central Regional Wastewater System (RB)
	3.000%, 08/01/25	200	201,058
	5.000%, 08/01/29	510	585,037
	Trinity River Authority Denton Creek Wastewater Treatment System (RB)
	5.000%, 02/01/26	325	342,704

	Face Amount	Value†
	(000)
TEXAS — (Continued)
Upper Trinity Regional Water District (RB)
5.000%, 08/01/31 (BAM)	260	$303,551
¤ Via Metropolitan Transit Advanced Transportation District (RB)
5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/24)	200	204,764
Waco Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	235	251,371
Washington County Junior College District (RB)
5.000%, 10/01/29 (AGM)	1,700	1,916,550
West Travis County Public Utility Agency (RB)
6.500%, 08/15/26 (AGM)	435	484,501
Wylie Independent School District/Collin County (GO)
5.000%, 08/15/25 (PSF-GTD)	870	912,883

TOTAL TEXAS		158,450,347

UTAH — (0.2%)
Ogden City School District (GO)
5.000%, 06/15/25 (SCH BD GTY)	125	130,899
State of Utah (GO)
5.000%, 07/01/25	430	450,574
Weber School District (GO)
5.000%, 06/15/25 (SCH BD GTY)	1,000	1,045,714

TOTAL UTAH		1,627,187

VERMONT — (0.0%)
State of Vermont (GO), Series A
5.000%, 08/15/27	100	110,301

VIRGINIA — (3.6%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	280	295,193
City of Danville (GO)
4.000%, 09/01/25 (ST AID WITHHLDG)	565	580,407
City of Norfolk (GO)
5.000%, 08/01/23 (ST AID WITHHLDG)	100	100,472
City of Norfolk VA (GO)
5.000%, 09/01/36 (ST AID WITHHLDG)	225	262,660

68

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
VIRGINIA — (Continued)
	City of Richmond (GO), Series A
	5.000%, 03/01/30 (ST AID WITHHLDG)	1,235	$1,382,157
	City of Roanoke (GO)
	5.000%, 04/01/25 (ST AID WITHHLDG)	690	718,011
	5.000%, 04/01/26 (ST AID WITHHLDG)	745	793,861
	Commonwealth of Virginia (GO)
	5.000%, 06/01/25 (ST AID WITHHLDG)	280	292,886
	County of Fairfax VA (GO), Series A
	4.000%, 10/01/29 (ST AID WITHHLDG)	10,505	11,482,182
	County of Henrico VA Water & Sewer (RB)
¤	5.000%, 05/01/29 ETM, (Pre-refunded @ $100, 5/1/26)	2,005	2,139,096
¤	5.000%, 05/01/30 ETM, (Pre-refunded @ $100, 5/1/26)	1,005	1,072,215
¤	5.000%, 05/01/31 ETM, (Pre-refunded @ $100, 5/1/26)	2,150	2,293,793
¤	5.000%, 05/01/33 ETM, (Pre-refunded @ $100, 5/1/26)	1,500	1,600,321
	County of Loudoun (GO)
	5.000%, 12/01/26 (STAID WITHHLDG)	350	379,425
	5.000%, 12/01/28 (ST AID WITHHLDG)	4,500	5,114,935

TOTAL VIRGINIA			28,507,614

WASHINGTON — (6.8%)
	Auburn School District No 408 of King & Pierce Counties (GO)
	5.000%, 12/01/26 (SCH BD GTY)	2,085	2,249,896
	City of Seattle (GO), Series A
	5.000%, 12/01/23	160	161,751
	City of Seattle WA Drainage & Wastewater (RB)
	5.000%, 09/01/29	1,175	1,352,265
	City of Seattle WA Municipal Light & Power (RB)
	5.000%, 07/01/26	4,000	4,281,816
	5.000%, 09/01/29	3,355	3,679,894
	City of Seattle WA Water System (RB)
	5.000%, 05/01/28	2,410	2,510,788

		Face Amount	Value†
		(000)
WASHINGTON — (Continued)
	County of King (GO), Series A
	5.000%, 06/01/29	515	$590,458
	County of King WA Sewer (RB), Series B
	5.000%, 07/01/24	290	296,639
	County of Pierce (GO), Series A
	5.000%, 08/01/24	285	292,247
	County of Spokane (GO)
	5.000%, 12/01/28	560	634,646
	Energy Northwest (RB)
	5.000%, 07/01/24	310	316,918
	5.000%, 07/01/26	515	537,982
	5.000%, 07/01/28	8,680	9,540,016
	King County Public Hospital District No 1 (GO)
	5.000%, 12/01/25	190	199,629
	King County Public Hospital District No 2 (GO)
¤	5.000%, 12/01/25 (Pre-refunded @ $ 100, 12/1/24)	330	340,388
¤	5.000%, 12/01/35 (Pre-refunded @ $ 100, 12/1/24)	200	206,139
	King County School District No 405 Bellevue (GO)
	5.000%, 12/01/25 (SCH BD GTY)	290	305,881
¤	Pierce County School District No 10 Tacoma (GO)
	5.000%, 12/01/36 (SCH BD GTY)	1,595	1,638,979
	Pierce County School District No 3 Puyallup (GO)
	5.000%, 12/01/31 (SCH BD GTY)	3,765	4,108,191
	Snohomish County School District No 201 Snohomish (GO)
	4.000%, 12/01/26 (SCH BD GTY)	280	293,720
	State of Washington (COP)
	5.000%, 01/01/24	515	520,966
	State of Washington (GO)
	5.000%, 07/01/24	285	291,228
	5.000%, 08/01/24	400	409,676
	5.000%, 07/01/25	5,000	5,227,416
	5.000%, 08/01/25	1,420	1,487,381
	5.000%, 02/01/26	1,460	1,547,469
	5.000%, 08/01/26	1,000	1,046,561
	4.000%, 07/01/27	745	786,119
	5.000%, 07/01/29	1,575	1,622,314
	5.000%, 08/01/39	4,000	4,467,618

69

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/25	50	$51,622
5.000%, 08/01/26	100	104,996
5.000%, 08/15/34	1,050	1,103,055
5.000%, 08/15/35	1,500	1,560,686
Whatcom County School District No 501 Bellingham (GO)
5.000%, 12/01/23 (SCH BD GTY)	130	131,386

TOTAL WASHINGTON		53,896,736

WEST VIRGINIA — (0.0%)
State of West Virginia (GO), Series A
5.000%, 12/01/24	60	61,945

WISCONSIN — (4.6%)
City of Madison (GO)
5.000%, 10/01/26	7,265	7,843,255
City of Milwaukee (GO)
5.000%, 04/01/27	445	474,811
5.000%, 04/01/28	2,500	2,716,941
4.000%, 04/01/28	90	92,858
City of Milwaukee WI Sewerage System (RB), Series S7
5.000%, 06/01/24	45	45,845
Green Bay Area Public School District (GO)
5.000%, 04/01/25	650	674,170
Madison Area Technical College (GO)
4.000%, 03/01/24	1,090	1,097,796
Milwaukee Metropolitan Sewerage District (GO)
5.000%, 10/01/25	1,000	1,054,343

	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Platteville School District (GO)
5.000%, 03/01/30	785	$895,652
5.000%, 03/01/31	1,230	1,402,452
State of Wisconsin (GO)
5.000%, 11/01/24	3,965	4,087,289
5.000%, 11/01/25	1,210	1,277,450
5.000%, 05/01/26	1,800	1,923,603
5.000%, 11/01/26	1,315	1,422,629
5.000%, 05/01/29	2,875	3,290,895
5.000%, 11/01/29	1,500	1,642,722
5.000%, 05/01/31	3,010	3,493,349
5.000%, 05/01/37	370	431,587
Village of Germantown (GO), Series E
5.000%, 03/01/30	1,670	1,935,852
Wisconsin Health & Educational Facilities Authority (RB), Series A
5.000%, 08/15/32	260	269,183
WPPI Energy (RB), Series A
5.000%, 07/01/32	165	167,488

TOTAL WISCONSIN		36,240,170

TOTAL MUNICIPAL BONDS		784,548,031

INVESTMENT COMPANY — (0.5%)
UNITED STATES — (0.5%)
BlackRock Liquidity Funds MuniCash –%,	4,110	4,109,955

TOTAL UNITED STATES		4,109,955

TOTAL INVESTMENT COMPANY		4,109,955

TOTAL INVESTMENT SECURITIES — (100.0%) (Cost $ 792,934,680)		788,657,986

TOTAL INVESTMENTS — (100.0%) (Cost $ 792,934,680)		$788,657,986

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$784,548,031	$—	$784,548,031
Investment Companies	4,109,955	—	—	4,109,955

Total Investments	$4,109,955	$784,548,031	$—	$788,657,986

See accompanying Notes to Financial Statements.

70

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Core Fixed Income ETF	Dimensional Short-Duration Fixed Income ETF
ASSETS:
Investment Securities at Value (including $3,572,729 and $1,295,303 of securities on loan,respectively)	$3,497,447	$1,161,725
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $37,062 and $13,287, respectively) (Note G)	37,062	13,287
Collateral for TBA Securities	23,600	—
Foreign Currencies at Value	145	53
Cash	5,229	12,785
Unrealized Appreciation on Forward Foreign Currency Contracts	704	—
Receivables:
Investment Securities Sold	28,041	7,541
Dividends and Interest	19,651	8,379
Receivable for Tax Reclaims	18	4
Prepaid Expenses and Other Assets	46	6

Total Assets	3,611,943	1,203,780

LIABILITIES:
Payables:
Investment Securities Purchased	806,619	7,697
Unrealized Depreciation on Forward Foreign Currency Contracts	4,643	2,252
Upon Return of Securities Loaned	37,062	13,287
Accrued Expenses and Other Liabilities:
Advisory Fee	343	137
Administration and Accounting	24	18
Custodian	1	2
Other Expenses	—	5

Total Liabilities	848,692	23,398

NET ASSETS	$2,763,251	$1,180,382

SHARES OUTSTANDING, $0.01 PAR VALUE	64,900,000	25,300,000

Net Asset Value, Offering and Redemption price per share	$42.58	$46.66

Investment Securities at Cost	$3,507,312	$1,175,787

Foreign Currencies at Cost	$145	$53

NET ASSETS CONSIST OF:
Paid-In Capital	$2,809,393	$1,218,739
Total Distributable Earnings (Loss)	(46,142)	(38,357)

NET ASSETS	$2,763,251	$1,180,382

See accompanying Notes to Financial Statements.

71

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF
ASSETS:
Investment Securities at Value (including $— and $— of securities on loan, respectively)	$377,093	$788,658
Receivables:
Dividends and Interest	798	10,187
Prepaid Expenses and Other Assets	13	34

Total Assets	377,904	798,879

LIABILITIES:
Payables:
Investment Securities Purchased	—	2,025
Accrued Expenses and Other Liabilities:
Advisory Fee	20	96
Administration and Accounting	11	12

Total Liabilities	32	2,133

NET ASSETS	$377,872	$796,746

SHARES OUTSTANDING, $0.01 PAR VALUE	8,875,000	16,650,000

Net Asset Value, Offering and Redemption price per share	$42.58	$47.85

Investment Securities at Cost	$396,394	$792,935

NET ASSETS CONSIST OF:
Paid-In Capital	$402,271	$800,860
Total Distributable Earnings (Loss)	(24,399)	(4,114)

NET ASSETS	$377,872	$796,746

See accompanying Notes to Financial Statements.

72

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional Core Fixed Income ETF(a)	Dimensional Short- Duration Fixed Income ETF(a)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $(63) and $(15), respectively)	$49,481	$17,457
Income from Securities Lending	111	45

Total Investment Income	49,592	17,502

EXPENSES:
Investment Management Fees (Note D)	1,853	778
Administration and Accounting	47	27
Custodian	6	4
Filing Fees	77	10
Trustees’ Fees & Expenses	3	3
Organization Fees	1	1
Professional Fees	10	7
Exchange Listing Fee	8	4
Other Expenses	23	18

Total Expenses	2,028	852

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(35)	(10)
Fees Paid Indirectly (Note D)	(5)	(3)

Net Expenses	1,988	839

Net Investment Income (Loss)	47,604	16,663

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	11,917	(18,468)
Forward Currency Contracts	1,392	118
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	81,189	39,850
Forward Currency Contracts	(3,939)	(2,252)

Net Realized and Unrealized Gain (Loss)	90,559	19,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$138,163	$35,911

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

73

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of — and —, respectively)	$5,895	$8,710

Total Investment Income	5,895	8,710

EXPENSES:
Investment Management Fees (Note D)	149	575
Administration and Accounting	18	21
Custodian	1	1
Filing Fees	8	25
Trustees’ Fees & Expenses	1	1
Organization Fees	1	1
Professional Fees	1	4
Exchange Listing Fee	4	4
Other Expenses	9	7

Total Expenses	192	639

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(8)	(14)
Fees Paid Indirectly (Note D)	(1)	(2)

Net Expenses	183	623

Net Investment Income (Loss)	5,712	8,087

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(1,899)	(27)
In-Kind Transactions	216	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	12,443	17,070

Net Realized and Unrealized Gain (Loss)	10,760	17,043

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,472	$25,130

See accompanying Notes to Financial Statements.

74

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Core Fixed Income ETF		Dimensional Short-Duration Fixed Income ETF
	Six months ended April 30, 2023	For the period Nov. 15, 2021 through October 31, 2022	Six months ended April 30, 2023	For the period Nov. 15, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$47,604	$19,105	$16,663	$12,716
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	11,917	(53,551)	(18,468)	(9,300)
In-Kind Transactions	—	(4,883)	—	(6,691)
Forward Currency Contracts	1,392	—	118	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	81,189	(91,048)	39,850	(53,884)
Forward Currency Contracts	(3,939)	—	(2,252)	—

Change in Net Assets Resulting from Operations	138,163	(130,377)	35,911	(57,159)

Distributions:
Total Distributions	(42,766)	(15,999)	(12,189)	(11,714)

Change in Net Assets Resulting from Distributions	(42,766)	(15,999)	(12,189)	(11,714)

Capital Share Transactions:
Shares Issued	1,291,938	1,632,520	342,718	1,311,388
Cost of Shares Redeemed	—	(110,228)	—	(428,573)

Change in Net Assets Resulting from Capital Share
Transactions	1,291,938	1,522,292	342,718	882,815

Change in Net Assets	1,387,335	1,375,916	366,440	813,942
Net Assets:
Beginning of Period	1,375,916	—	813,942	—

End of Period	$2,763,251	$1,375,916	$1,180,382	$813,942

Share Transactions:
Issued	30,850	36,750	7,400	26,950
Redeemed	—	(2,700)	—	(9,050)

Change in Shares	30,850	34,050	7,400	17,900

See accompanying Notes to Financial Statements.

75

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Inflation-Protected Securities ETF		Dimensional National Municipal Bond ETF
	Six months ended April 30, 2023	For the period Nov. 15, 2021 through October 31, 2022	Six months ended April 30, 2023	For the period Nov. 15, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$5,712	$11,202	$8,087	$3,837
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,899)	(5,224)	(27)	(445)
In-Kind Transactions	216	83	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	12,443	(31,744)	17,070	(21,346)

Change in Net Assets Resulting from Operations	16,472	(25,683)	25,130	(17,954)

Distributions:
Total Distributions	(4,180)	(10,764)	(8,115)	(3,175)

Change in Net Assets Resulting from Distributions	(4,180)	(10,764)	(8,115)	(3,175)

Capital Share Transactions:
Shares Issued	118,444	318,664	191,322	649,638
Cost of Shares Redeemed	(15,527)	(19,554)	—	(40,100)

Change in Net Assets Resulting from Capital Share Transactions	102,917	299,110	191,322	609,538

Change in Net Assets	115,209	262,663	208,337	588,409
Net Assets:
Beginning of Period	262,663	—	588,409	—

End of Period	$377,872	$262,663	$796,746	$588,409

Share Transactions:
Issued	2,850	6,825	4,000	13,500
Redeemed	(375)	(425)	—	(850)

Change in Shares	2,475	6,400	4,000	12,650

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional Core Fixed Income ETF		Dimensional Short-Duration Fixed Income ETF
	Six Months ended April 30, 2023	Period November 15, 2021 through October 31, 2022	Six Months ended April 30, 2023	Period November 15, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$40.41	$50.03	$45.47	$50.02

Income From Investment Operations (a)
Net Investment Income (Loss)	0.89	1.28	0.77	0.85
Net Gains (Losses) on Securities (Realized and Unrealized)	2.08	(10.06)	0.99	(4.67)

Total from Investment Operations	2.97	(8.78)	1.76	(3.82)

Less Distributions:
Net Investment Income	(0.80)	(0.84)	(0.57)	(0.73)

Total Distributions	(0.80)	(0.84)	(0.57)	(0.73)

Net Asset Value, End of Period	$42.58	$40.41	$46.66	$45.47

Total Return at NAV (b)(c)	7.39%	(17.67)%	3.87%	(7.68)%

Total Return at Market (c)(d)	7.22%	(17.46)%	3.49%	(7.26)%

Net Assets, End of Year (thousands)	$2,763,251	$1,375,916	$1,180,382	$813,942
Ratio of Expenses to Average Net Assets (e)	0.18%	0.19%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived
Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.18%	0.20%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets (e)	4.26%	3.05%	3.34%	1.88%
Portfolio Turnover Rate (c)(f)	18%	75%	21%	32%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional Inflation-Protected Securities ETF		Dimensional National Municipal Bond ETF
	Six Months ended April 30, 2023	Period November 15, 2021 through October 31, 2022	Six Months ended April 30, 2023	Period November 15, 2021 through October 31, 2022
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$41.04	$50.02	$46.51	$50.12

Income From Investment Operations (a)
Net Investment Income (Loss)	0.71	2.95	0.53	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	1.37	(9.50)	1.34	(3.94)

Total from Investment Operations	2.08	(6.55)	1.87	(3.20)

Less Distributions:
Net Investment Income	(0.54)	(2.43)	(0.53)	(0.41)

Total Distributions	(0.54)	(2.43)	(0.53)	(0.41)

Net Asset Value, End of Period	$42.58	$41.04	$47.85	$46.51

Total Return at NAV (b)(c)	5.09%	(13.40)%	3.98%	(6.38)%

Total Return at Market (c)(d)	5.09%	(13.30)%	4.23%	(6.39)%

Net Assets, End of Year (thousands)	$377,872	$262,663	$796,746	$588,409
Ratio of Expenses to Average Net Assets (e)	0.11%	0.11%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.12%	0.14%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets (e)	3.44%	6.84%	2.25%	1.62%
Portfolio Turnover Rate (c)(f)	7%	20%	—%	7%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2023, the Trust is comprised of thirty operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional Core Fixed Income ETF	Core Fixed Income ETF

Dimensional Short-Duration Fixed Income ETF	Short-Duration Fixed Income ETF

Dimensional Inflation-Protected Securities ETF	Inflation-Protected Securities ETF

Dimensional National Municipal Bond ETF	Municipal Bond ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

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1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

With respect to the Core Fixed Income ETF and Short-Duration Fixed Income ETF (the “International Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares, therefore the value of securities held by the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

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Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.

4. TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

5. TO BE ANNOUNCED (TBA) COMMITMENTS

To Be Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

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6. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

7. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

8. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

9. OTHER

Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Fixed Income Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s

82

Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2023 was as follows (amounts in thousands):

Forward Currency Contracts*
Core Fixed Income ETF	$107,321
Short-Duration Fixed Income ETF	146,402

*	Average amount of Currency Purchase/Sold in USD.

Summary of Derivative Instruments:

The following summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by primary risk exposure for the period ended April 30, 2023 (amounts in thousands):

Assets
Unrealized Appreciation on Forward Currency Contracts (1)
Currency Rate Risk Exposure:
Core Fixed Income ETF	$704

Liabilities
Unrealized Depreciation on Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF	$4,643
Short-Duration Fixed Income ETF	2,252

(1)	Presented on Statements of Assets and Liabilities as Unrealized Appreciation on Forward Foreign Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Depreciation on Forward Foreign Currency Contract.

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The following summary of the realized and change in unrealized gains and losses from derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts (1)	Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF	$1,392	$(3,939)
Short-Duration Fixed Income ETF	118	(2,252)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds’ derivative assets and liabilities (by type) were as follows:

	Core Fixed Income ETF		Short-Duration Fixed Income ETF
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts (without ISDA)	$—	$—	$—	$—
Forward currency contracts (with ISDA)	704	4,643	—	2,252

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$704	$4,643	$—	$2,252
Derivative asset and liabilities not subject to a master netting agreement or similar agreement (“MNA”)	—	—	—	—

Total assets and liabilities subject to a MNA	$704	$4,643	$—	$2,252

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The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Core Fixed Income ETF
Citigroup	$704	$(704)	$—	$—	$—

	$704	$(704)	$—	$—	$—

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities
Core Fixed Income ETF
Citigroup	$4,305	$(704)	$—	$—	$3,601
HSBC Bank	36	—	—	—	36
State Street Bank and Trust	244	—	—	—	244
UBS Warburg	58	—	—	—	58

	$4,643	$(704)	$—	$—	$3,939

Short-Duration Fixed Income ETF
Citigroup	$2,098	$—	$—	$—	$2,098
Morgan Stanley and Co.
International	98	—	—	—	98
State Street Bank and Trust
	56	—	—	—	56

	$2,252	$—	$—	$—	$2,252

(b)

The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the Funds.

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For the period ended April 30, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Fund	Management Fee
Core Fixed Income ETF*	0.17%
Short-Duration Fixed Income ETF*	0.16%
Inflation-Protected Securities ETF	0.09%
Municipal Bond ETF	0.16%

*	Effective as of February 28, 2023, the management fees payable by the following Funds were reduced as follows:

	Management Fee Prior to February 28, 2023	Management Fee Effective February 28, 2023
Core Fixed Income ETF	0.17%	0.16%
Short-Duration Fixed Income ETF	0.16%	0.15%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended April 30, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
Core Fixed Income ETF*	0.17%	$35	$—	$83
Short-Duration Fixed Income ETF*	0.16%	10	—	90
Inflation-Protected Securities ETF	0.11%	8	—	58
Municipal Bond ETF*	0.17%	14	—	49

*

The expense limitation amounts were reduced effective February 28, 2023. Prior to February 28, 2023, the expense limitation amounts were 0.19% for the Core Fixed Income ETF, 0.18% for the Short-Duration Fixed Income ETF, and 0.18% for the Municipal Bond ETF.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Funds (excluding the expenses that the Funds incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Funds, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Core Fixed Income ETF	$5
Short-Duration Fixed Income ETF	3
Inflation-Protected Securities ETF	1
Municipal Bond ETF	2

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the period ended April 30, 2023, the total related amounts paid by the Trust to the CCO was $11 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Core Fixed Income ETF	$2
Short-Duration Fixed Income ETF	1
Inflation-Protected Securities ETF	—
Municipal Bond ETF	1

F. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders

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on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the period ended October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total
Core Fixed Income ETF
2022	$15,999	$—	$—	$15,999
Short-Duration Fixed Income ETF
2022	11,714	—	—	11,714
Inflation-Protected Securities ETF
2022	10,764	—	—	10,764
Municipal Bond ETF
2022	—	—	3,175	3,175

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short Term Capital Gains	Long-Term Capital Gains	Total
Core Fixed Income ETF	$(49)	$—	$(49)
Short-Duration Fixed Income ETF	(19)	—	(19)
Inflation-Protected Securities ETF	(162)	—	(162)
Municipal Bond ETF	—	—	—

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Core Fixed Income ETF	$3,147	$—	$(52,508)	$(92,178)	$(141,539)
Short-Duration Fixed Income ETF	1,316	—	(9,279)	(54,116)	(62,079)
Inflation-Protected Securities ETF	276	—	(4,671)	(32,297)	(36,692)
Municipal Bond ETF	661	—	(445)	(21,345)	(21,129)

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For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Core Fixed Income ETF	$52,508	$52,508
Short-Duration Fixed Income ETF	9,279	9,279
Inflation-Protected Securities ETF	4,671	4,671
Municipal Bond ETF	445	445

During the year ended October 31, 2022, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Fixed Income ETF	$3,545,422	$28,027	$(38,940)	$(10,913)
Short-Duration Fixed Income ETF	1,189,081	6,440	(20,509)	(14,069)
Inflation-Protected Securities ETF	396,947	—	(19,853)	(19,853)
Municipal Bond ETF	792,935	3,919	(8,196)	(4,277)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
Core Fixed Income ETF
Bonds	$37,062	$—	$—	$—	$37,062
Short- Duration Fixed Income ETF
Bonds	13,287	—	—	—	13,287

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust. For the period ended April 30, 2023, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$636,150	$214,771	$420,974	$384,448
Short-Duration Fixed Income ETF	36,328	12,517	192,115	228,993
Inflation-Protected Securities ETF	141,739	40,553	23,613	25,091
Municipal Bond ETF	—	—	203,748	778

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In-kind transactions for the period ended April 30, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$532,087	$—	$730,240	$—
Short-Duration Fixed Income ETF	88,000	—	250,164	—
Inflation-Protected Securities ETF	—	—	118,127	15,461

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Dimensional Inflation-Protected Securities ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

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L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Funds under this line of credit during the period ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Core Fixed Income ETF	1	100%
Short- Duration Fixed Income ETF	1	100%
Inflation- Protected Securities ETF	1	100%
Municipal Bond ETF	1	100%

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O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

97

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

98

DFA043023-018S

Semi-Annual Report

Period Ended: April 30, 2023 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional US Sustainability Core 1 ETF

Dimensional International Sustainability Core 1 ETF

Dimensional Emerging Markets Sustainability Core 1 ETF

Dimensional Global Sustainability Fixed Income ETF

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
AUD	Australian Dollars
GBP	British Pounds
GDR	Global Depositary Receipt
JPY	Japanese Yen
MTN	Medium-Term Note
NZD	New Zealand Dollars
PLC	Public Limited Company
SA	Special Assessment
TBA	To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USD	United States Dollar

Investment Footnotes
*	Non-Income Producing Securities
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/ or Non-Income Producing Securities.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
§	Affiliated Fund
^	Denominated in USD, unless otherwise noted.
@	Security purchased with cash collateral received from Securities on Loan

3

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

(a)	Computed using average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

4

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES

		For the period ended April 30, 2023
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional US Sustainability Core 1 ETF
Actual Fund Return	$1,000.00	$1,076.80	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

Dimensional International Sustainability Core 1 ETF
Actual Fund Return	$1,000.00	$1,225.60	0.24%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

Dimensional Emerging Markets Sustainability Core 1 ETF
Actual Fund Return	$1,000.00	$1,156.50	0.41%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratio	Expenses Paid During Period (a)
Dimensional Global Sustainability Fixed Income ETF
Actual Fund Return(b)	$1,000.00	$1,044.00	0.24%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(b)

Information shown reflects values for the stub period of 167 days from November 15, 2022 (commencement of operations) to April 30, 2023 and has been calculated using expense ratios and rates of returns for the same period.

6

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 30, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http:// www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Sustainability Core 1 ETF
Communication Services	9.2%
Consumer Discretionary	12.7%
Consumer Staples	6.6%
Energy	2.0%
Financials	16.6%
Health Care	14.6%
Industrials	13.2%
Information Technology	19.9%
Materials	3.7%
Real Estate	0.3%
Utilities	1.2%

100.0%

Dimensional International Sustainability Core 1 ETF
Communication Services	5.9%
Consumer Discretionary	14.2%
Consumer Staples	8.2%
Energy	1.4%
Financials	17.9%
Health Care	9.7%
Industrials	20.5%
Information Technology	8.7%
Materials	8.4%
Real Estate	2.1%
Utilities	3.0%

100.0%

Dimensional Emerging Markets Sustainability Core 1 ETF
Communication Services	8.9%
Consumer Discretionary	11.8%
Consumer Staples	6.2%
Energy	1.7%
Financials	17.6%
Health Care	5.9%
Industrials	10.2%
Information Technology	22.8%
Materials	9.2%
Real Estate	3.1%
Utilities	2.6%

100.0%

Dimensional Global Sustainability Fixed Income ETF
Communication Services	5.7%
Consumer Discretionary	6.5%
Consumer Staples	1.9%
Energy	0.3%
Financials	31.2%
Foreign Government	4.3%
Health Care	4.0%
Industrials	4.0%
Information Technology	5.1%
Materials	0.3%
Real Estate	2.4%
Sovereign Bond	11.9%
U.S. Government	21.8%
Utilities	0.6%

100.0%

7

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (9.1%)
* Alphabet, Inc., Class A	58,679	$6,298,604	1.6%
* Alphabet, Inc., Class C	53,238	5,761,416	1.5%
Comcast Corp., Class A	60,594	2,506,774	0.6%
* Meta Platforms, Inc., Class A	41,519	9,977,846	2.5%
Verizon Communications, Inc.	53,311	2,070,066	0.5%
* Walt Disney Co. (The)	16,195	1,659,987	0.4%
Other Securities		8,308,853	2.1%

TOTAL COMMUNICATION SERVICES		36,583,546	9.2%

CONSUMER DISCRETIONARY — (12.6%)
* Amazon.com, Inc.	60,307	6,359,373	1.6%
* Booking Holdings, Inc.	592	1,590,296	0.4%
Home Depot, Inc. (The)	13,548	4,071,716	1.0%
McDonald’s Corp.	5,923	1,751,727	0.4%
NIKE, Inc., Class B	18,828	2,385,884	0.6%
* Tesla, Inc.	24,433	4,014,586	1.0%
Other Securities		30,227,672	7.7%

TOTAL CONSUMER DISCRETIONARY		50,401,254	12.7%

CONSUMER STAPLES — (6.6%)
Coca-Cola Co. (The)	40,988	2,629,380	0.7%
Costco Wholesale Corp.	5,875	2,956,418	0.7%
PepsiCo., Inc.	10,675	2,037,751	0.5%
Procter & Gamble Co. (The)	21,241	3,321,668	0.8%
Walmart, Inc.	16,698	2,520,897	0.6%
Other Securities		12,771,201	3.3%

TOTAL CONSUMER STAPLES		26,237,315	6.6%

ENERGY — (2.0%)
Marathon Petroleum Corp.	9,587	1,169,614	0.3%
Other Securities		6,944,554	1.7%

TOTAL ENERGY		8,114,168	2.0%

FINANCIALS — (16.4%)
JPMorgan Chase & Co.	27,716	3,831,460	1.0%
Mastercard, Inc., Class A	9,408	3,575,322	0.9%
Morgan Stanley	15,922	1,432,502	0.4%
Travelers Cos, Inc. (The)	7,085	1,283,377	0.3%
Visa, Inc., Class A	17,664	4,110,943	1.0%
Other Securities		51,584,310	13.0%

TOTAL FINANCIALS		65,817,914	16.6%

HEALTH CARE — (14.4%)
AbbVie, Inc.	19,645	2,968,752	0.8%
Amgen, Inc.	5,903	1,415,185	0.4%
Bristol-Myers Squibb Co.	30,192	2,015,920	0.5%
Cigna Group (The)	5,505	1,394,361	0.4%
CVS Health Corp.	18,760	1,375,296	0.4%
Danaher Corp.	6,015	1,425,014	0.4%
Elevance Health, Inc.	2,922	1,369,395	0.4%
Eli Lilly & Co.	5,260	2,082,224	0.5%
Gilead Sciences, Inc.	15,893	1,306,564	0.3%
Johnson & Johnson	25,258	4,134,735	1.0%
Merck & Co., Inc.	17,168	1,982,389	0.5%
Pfizer, Inc.	61,837	2,404,841	0.6%

8

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	2,371	$1,315,668	0.3%
UnitedHealth Group, Inc.	13,146	6,469,015	1.6%
Other Securities		25,986,880	6.4%

TOTAL HEALTH CARE		57,646,239	14.5%

INDUSTRIALS — (13.1%)
Caterpillar, Inc.	5,378	1,176,706	0.3%
Raytheon Technologies Corp.	12,913	1,290,009	0.3%
Other Securities		49,898,866	12.6%

TOTAL INDUSTRIALS		52,365,581	13.2%

INFORMATION TECHNOLOGY — (19.6%)
Accenture PLC, Class A	6,697	1,877,102	0.5%
* Adobe, Inc.	4,684	1,768,491	0.5%
Apple, Inc.	130,951	22,219,766	5.6%
Broadcom, Inc.	5,584	3,498,376	0.9%
Cisco Systems, Inc.	38,831	1,834,765	0.5%
International Business Machines Corp.	11,189	1,414,401	0.4%
Microsoft Corp.	41,196	12,657,883	3.2%
NVIDIA Corp.	15,643	4,340,776	1.1%
Oracle Corp.	13,881	1,314,808	0.3%
QUALCOMM, Inc.	16,180	1,889,824	0.5%
* Salesforce, Inc.	6,302	1,250,128	0.3%
Other Securities		24,547,285	6.0%

TOTAL INFORMATION TECHNOLOGY		78,613,605	19.8%

MATERIALS — (3.6%)
Other Securities		14,477,230	3.7%

REAL ESTATE — (0.3%)
Other Securities		1,205,450	0.3%

UTILITIES — (1.2%)
Other Securities		4,554,541	1.2%

TOTAL COMMON STOCKS		396,016,843	99.8%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		65	0.0%

INDUSTRIALS — (0.0%)
Other Securities		29	0.0%

TOTAL RIGHTS/WARRANTS		94	0.0%

TOTAL INVESTMENT SECURITIES — (98.9%) (Cost $381,337,969)		396,016,937

SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	394,917	4,567,332	1.2%

TOTAL INVESTMENTS — (100.0%) (Cost $385,905,301)		$400,584,269	101.0%

9

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$36,583,546	$—	$—	$36,583,546
Consumer Discretionary	50,401,254	—	—	50,401,254
Consumer Staples	26,237,315	—	—	26,237,315
Energy	8,114,168	—	—	8,114,168
Financials	$65,817,914	$—	$—	$65,817,914
Health Care	57,646,239	—	—	57,646,239
Industrials	52,365,581	—	—	52,365,581
Information Technology	78,613,605	—	—	78,613,605
Materials	14,477,230	—	—	14,477,230
Real Estate	1,205,450	—	—	1,205,450
Utilities	4,554,541	—	—	4,554,541
Rights/Warrants
Health Care	—	65	—	65
Industrials	29	—	—	29
Securities Lending Collateral	—	4,567,332	—	4,567,332

Total Investments	$396,016,872	$4,567,397	$—	$400,584,269

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
AUSTRALIA — (4.8%)
Other Securities		$9,010,791	4.8%

AUSTRIA — (0.3%)
Other Securities		592,398	0.3%

BELGIUM — (1.0%)
Other Securities		1,950,193	1.1%

CANADA — (9.2%)
National Bank of Canada	6,898	513,828	0.3%
Royal Bank of Canada	12,312	1,221,033	0.7%
Other Securities		15,673,022	8.3%

TOTAL CANADA		17,407,883	9.3%

DENMARK — (3.8%)
Novo Nordisk A/S, Class B	21,276	3,544,057	1.9%
Other Securities		3,746,879	2.0%

TOTAL DENMARK		7,290,936	3.9%

FINLAND — (2.0%)
Other Securities		3,742,546	2.0%

FRANCE — (10.1%)
Airbus SE	6,051	849,331	0.5%
AXA SA	24,336	794,453	0.4%
BNP Paribas SA	8,923	577,168	0.3%
Hermes International	460	998,816	0.5%
Kering SA	814	520,949	0.3%
L’Oreal SA	3,209	1,533,114	0.8%
LVMH Moet Hennessy Louis Vuitton SE	3,355	3,226,104	1.7%
Orange SA	58,290	760,383	0.4%
Sanofi	5,843	645,065	0.4%
Schneider Electric SE	3,204	558,242	0.3%
Vinci SA	5,291	655,388	0.4%
Other Securities		8,111,009	4.3%

TOTAL FRANCE		19,230,022	10.3%

GERMANY — (6.9%)
adidas AG	3,373	593,720	0.3%
Allianz SE, Registered	3,117	782,691	0.4%
E.ON SE	52,289	693,011	0.4%
Mercedes-Benz Group AG	8,870	691,151	0.4%
SAP SE	3,818	517,862	0.3%
Siemens AG, Registered	4,797	788,555	0.4%
Other Securities		9,055,809	4.8%

TOTAL GERMANY		13,122,799	7.0%

HONG KONG — (1.8%)
AIA Group, Ltd.	109,600	1,186,069	0.6%
Other Securities		2,134,196	1.2%

TOTAL HONG KONG		3,320,265	1.8%

IRELAND — (0.6%)
Other Securities		1,184,573	0.6%

ISRAEL — (0.3%)
Other Securities		624,366	0.3%

11

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
ITALY — (2.2%)
Other Securities		$4,182,877	2.2%

JAPAN — (21.1%)
KDDI Corp.	18,400	574,033	0.3%
Nintendo Co., Ltd.	17,300	726,863	0.4%
Nomura Research Institute, Ltd.	24,700	620,380	0.3%
OBIC Co., Ltd.	4,400	675,680	0.4%
Recruit Holdings Co., Ltd.	18,500	519,546	0.3%
Shin-Etsu Chemical Co., Ltd.	29,400	834,078	0.5%
Shiseido Co., Ltd.	11,500	574,388	0.3%
Sony Group Corp.	12,300	1,158,954	0.6%
Toyota Motor Corp.	77,600	1,058,298	0.6%
Other Securities		33,178,032	17.6%

TOTAL JAPAN		39,920,252	21.3%

NETHERLANDS — (4.6%)
ASML Holding NV, Sponsored NYS	3,852	2,453,185	1.3%
Koninklijke Ahold Delhaize NV	15,123	521,241	0.3%
Wolters Kluwer NV	5,609	744,007	0.4%
Other Securities		4,932,164	2.6%

TOTAL NETHERLANDS		8,650,597	4.6%

NEW ZEALAND — (0.3%)
Other Securities		493,090	0.3%

NORWAY — (0.6%)
Other Securities		1,130,935	0.6%

PORTUGAL — (0.2%)
Other Securities		371,398	0.2%

SINGAPORE — (0.6%)
Other Securities		1,186,319	0.6%

SPAIN — (2.2%)
Other Securities		4,172,072	2.2%

SWEDEN — (3.9%)
Other Securities		7,330,818	3.9%

SWITZERLAND — (8.2%)
ABB, Ltd., Registered	17,264	623,021	0.3%
Givaudan SA, Registered	171	599,811	0.3%
Novartis AG, Sponsored ADR	13,284	1,362,540	0.7%
Roche Holding AG	6,150	1,937,141	1.0%
Sika AG, Registered	2,985	823,009	0.5%
Swisscom AG, Registered	805	554,424	0.3%
UBS Group AG	25,450	515,363	0.3%
Zurich Insurance Group AG	1,698	823,770	0.4%
Other Securities		8,276,753	4.5%

TOTAL SWITZERLAND		15,515,832	8.3%

UNITED KINGDOM — (12.7%)
AstraZeneca PLC, Sponsored ADR	17,907	1,311,151	0.7%
Compass Group PLC	20,008	527,353	0.3%
Diageo PLC	26,352	1,199,670	0.6%
GSK PLC	31,354	567,880	0.3%
# HSBC Holdings PLC, Sponsored ADR	19,987	720,531	0.4%
RELX PLC, Sponsored ADR	35,370	1,171,101	0.6%
Rio Tinto PLC	12,176	772,698	0.4%
Unilever PLC, Sponsored ADR	29,889	1,659,736	0.9%
Other Securities		16,142,634	8.7%

TOTAL UNITED KINGDOM		24,072,754	12.9%

12

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED STATES — (0.3%)
Ferguson PLC	4,389	$618,059	0.3%

TOTAL UNITED STATES		618,059	0.3%

TOTAL COMMON STOCKS		185,121,775	98.8%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		941,930	0.5%

TOTAL PREFERRED STOCKS		941,930	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		1,112	0.0%

SWEDEN — (0.0%)
Other Securities		2	0.0%

UNITED STATES — (0.0%)
Other Securities		4	0.0%

TOTAL RIGHTS/WARRANTS		1,118	0.0%

TOTAL INVESTMENT SECURITIES — (98.2%) (Cost $167,256,774)		186,064,823

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	293,173	3,390,638	1.8%

TOTAL INVESTMENTS — (100.0%) (Cost $170,647,412)		$189,455,461	101.1%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,007,007	$3,784	$—	$9,010,791
Austria	592,398	—	—	592,398
Belgium	1,950,193	—	—	1,950,193
Canada	17,407,883	—	—	17,407,883
Denmark	7,290,936	—	—	7,290,936
Finland	3,742,546	—	—	3,742,546
France	19,229,642	380	—	19,230,022
Germany	13,122,799	—	—	13,122,799
Hong Kong	3,320,265	—	—	3,320,265
Ireland	1,184,573	—	—	1,184,573
Israel	624,366	—	—	624,366
Italy	4,182,877	—	—	4,182,877
Japan	39,920,252	—	—	39,920,252
Netherlands	8,650,597	—	—	8,650,597
New Zealand	493,090	—	—	493,090
Norway	1,130,935	—	—	1,130,935
Portugal	371,398	—	—	371,398
Singapore	1,186,319	—	—	1,186,319
Spain	4,172,072	—	—	4,172,072
Sweden	7,330,818	—	—	7,330,818
Switzerland	15,515,832	—	—	15,515,832
United Kingdom	24,072,754	—	—	24,072,754

13

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$618,059	$—	$—	$618,059
Preferred Stocks
Germany	941,930	—	—	941,930
Rights/Warrants
Austria	—	—	—	—
France	—	1,112	—	1,112
Sweden	2	—	—	2
United States	—	—	4	4
Securities Lending Collateral	—	3,390,638	—	3,390,638

Total Investments	$186,059,543	$3,395,914	$4	$189,455,461

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

14

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
BRAZIL — (3.6%)
Other Securities		$4,464,414	3.5%

CHILE — (0.5%)
Other Securities		613,132	0.5%

CHINA — (30.9%)
* Alibaba Group Holding, Ltd.	173,800	1,816,621	1.5%
ANTA Sports Products, Ltd.	28,200	347,745	0.3%
* Baidu, Inc., Class A	26,000	383,215	0.3%
Bank of China, Ltd., Class H	2,075,000	827,367	0.7%
China Construction Bank Corp., Class H	983,000	657,429	0.5%
China Merchants Bank Co., Ltd., Class H	69,000	330,941	0.3%
China Resources Beer Holdings Co., Ltd.	54,000	415,152	0.3%
China Resources Land, Ltd.	88,000	408,056	0.3%
ENN Energy Holdings, Ltd.	30,000	408,922	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	1,487,000	799,391	0.6%
JD.com, Inc., Class A	18,800	325,472	0.3%
Lenovo Group, Ltd.	510,000	521,051	0.4%
Li Ning Co., Ltd.	83,500	594,081	0.5%
*Ω Meituan, Class B	31,510	533,871	0.4%
NetEase, Inc.	47,100	831,611	0.7%
* PDD Holdings, Inc., Sponsored ADR	5,419	369,305	0.3%
PICC Property & Casualty Co., Ltd., Class H	324,000	390,869	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	155,500	1,123,180	0.9%
Sinopharm Group Co., Ltd., Class H	114,800	405,827	0.3%
Tencent Holdings, Ltd.	81,100	3,558,114	2.8%
* Vipshop Holdings, Ltd., Sponsored ADR	27,361	429,568	0.4%
*Ω Xiaomi Corp., Class B	311,400	438,742	0.4%
Other Securities		22,937,133	17.9%

TOTAL CHINA		38,853,663	30.7%

COLOMBIA — (0.1%)
Other Securities		68,931	0.1%

CZECHIA — (0.0%)
Other Securities		21,754	0.0%

EGYPT — (0.0%)
Other Securities		17,659	0.0%

GREECE — (0.4%)
Other Securities		458,299	0.4%

HUNGARY — (0.1%)
Other Securities		175,017	0.1%

INDIA — (14.3%)
Asian Paints, Ltd.	10,336	366,570	0.3%
HDFC Bank, Ltd.	21,473	442,809	0.4%
Hindustan Unilever, Ltd.	14,522	436,053	0.4%
ICICI Bank, Ltd., Sponsored ADR	17,561	399,513	0.3%
Infosys, Ltd.	89,452	1,369,332	1.1%
Mahindra & Mahindra, Ltd.	22,126	331,716	0.3%
Tata Consultancy Services, Ltd.	18,571	730,540	0.6%
Other Securities		13,935,141	10.8%

TOTAL INDIA		18,011,674	14.2%

15

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (0.8%)
Other Securities		$992,045	0.8%

KOREA, REPUBLIC OF — (14.1%)
Ecopro Co., Ltd.	1,014	553,063	0.5%
KB Financial Group, Inc.	10,327	381,938	0.3%
LG Electronics, Inc.	4,398	359,161	0.3%
Samsung Electronics Co., Ltd., GDR	292	360,328	0.3%
Samsung Electronics Co., Ltd.	69,245	3,388,783	2.7%
Shinhan Financial Group Co., Ltd.	12,289	320,906	0.3%
SK Hynix, Inc.	5,728	383,036	0.3%
Other Securities		12,022,149	9.4%

TOTAL KOREA, REPUBLIC OF		17,769,364	14.1%

KUWAIT — (0.2%)
Other Securities		191,437	0.2%

MALAYSIA — (1.1%)
Other Securities		1,362,318	1.1%

MEXICO — (2.4%)
Other Securities		2,972,325	2.3%

PERU — (0.1%)
Other Securities		119,938	0.1%

PHILIPPINES — (0.4%)
Other Securities		462,088	0.4%

POLAND — (0.8%)
Other Securities		968,814	0.8%

QATAR — (0.8%)
Other Securities		1,011,700	0.8%

SAUDI ARABIA — (3.3%)
Al Rajhi Bank	24,962	511,126	0.4%
Other Securities		3,697,788	2.9%

TOTAL SAUDI ARABIA		4,208,914	3.3%

SOUTH AFRICA — (2.5%)
Gold Fields, Ltd., Sponsored ADR	28,783	447,863	0.4%
Other Securities		2,746,804	2.1%

TOTAL SOUTH AFRICA		3,194,667	2.5%

TAIWAN — (18.7%)
Accton Technology Corp.	51,000	496,023	0.4%
CTBC Financial Holding Co., Ltd.	513,000	377,126	0.3%
Fubon Financial Holding Co., Ltd.	202,000	387,672	0.3%
Hon Hai Precision Industry Co., Ltd.	162,000	550,671	0.4%
International Games System Co., Ltd.	32,000	556,884	0.5%
Lite-On Technology Corp.	190,000	454,257	0.4%
MediaTek, Inc.	39,000	843,620	0.7%
Novatek Microelectronics Corp.	34,000	462,845	0.4%
Pegatron Corp.	253,000	576,075	0.5%
Realtek Semiconductor Corp.	49,000	572,205	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	213,000	3,478,117	2.8%
Other Securities		14,769,351	11.4%

TOTAL TAIWAN		23,524,846	18.6%

THAILAND — (1.7%)
Other Securities		2,098,338	1.7%

TURKEY — (0.7%)
Other Securities		926,528	0.7%

16

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	55,373	$361,915	0.3%
Other Securities		1,568,694	1.2%

TOTAL UNITED ARAB EMIRATES		1,930,609	1.5%

TOTAL COMMON STOCKS		124,418,474	98.4%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Other Securities		1,030,362	0.8%

CHILE — (0.0%)
Other Securities		24,527	0.0%

COLOMBIA — (0.0%)
Other Securities		717	0.0%

TOTAL PREFERRED STOCKS		1,055,606	0.8%

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
Other Securities		59	0.0%

TOTAL INVESTMENT COMPANY		59	0.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		230	0.0%

CHINA — (0.0%)
Other Securities		—	0.0%

TAIWAN — (0.0%)
Other Securities		—	0.0%

THAILAND — (0.0%)
Other Securities		21	0.0%

TOTAL RIGHTS/WARRANTS		251	0.0%

TOTAL INVESTMENT SECURITIES — (99.8%) (Cost $114,922,776)		125,474,390

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	19,884	229,968	0.2%

TOTAL INVESTMENTS — (100.0%) (Cost $115,152,744)		$125,704,358	99.4%

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,464,414	$—	$—	$4,464,414
Chile	613,132	—	—	613,132
China	38,792,089	61,574	—	38,853,663
Colombia	68,931	—	—	68,931
Czechia	21,754	—	—	21,754
Egypt	17,659	—	—	17,659
Greece	458,299	—	—	458,299
Hungary	175,017	—	—	175,017
India	17,978,015	7,539	26,120	18,011,674
Indonesia	992,045	—	—	992,045
Korea, Republic of	17,466,620	302,744	—	17,769,364
Kuwait	191,437	—	—	191,437

17

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Malaysia	$1,362,318	$—	$—	$1,362,318
Mexico	2,972,325	—	—	2,972,325
Peru	119,938	—	—	119,938
Philippines	462,088	—	—	462,088
Poland	968,814	—	—	968,814
Qatar	1,011,700	—	—	1,011,700
Saudi Arabia	4,208,914	—	—	4,208,914
South Africa	3,194,667	—	—	3,194,667
Taiwan	23,524,846	—	—	23,524,846
Thailand	2,090,964	7,374	—	2,098,338
Turkey	926,528	—	—	926,528
United Arab Emirates	1,930,609	—	—	1,930,609
Preferred Stocks
Brazil	1,030,362	—	—	1,030,362
Chile	24,527	—	—	24,527
Colombia	717	—	—	717
Rights/Warrants
Brazil	230	—	—	230
China	—	—	—	—
Taiwan	—	—	—	—
Thailand	—	21	—	21
Investment Company	59	—	—	59
Securities Lending Collateral	—	229,968	—	229,968

Total Investments	$125,069,018	$609,220	$26,120	$125,704,358

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount ^	Value†
	(000)
AGENCY OBLIGATIONS — (8.7%)
Federal National Mortgage Association
2.000%, 05/25/38, 15YR TBA	2,615	$2,360,037
2.500%, 05/25/38, 15YR TBA	2,161	2,008,126
2.500%, 05/25/53, 30YR TBA	2,752	2,382,791
2.000%, 05/25/53, 30YR TBA	278	231,267
3.000%, 05/25/53, 30YR TBA	2,700	2,425,148
Government National Mortgage Association
3.000%, 05/20/53, 30YR TBA	697	636,013
3.500%, 05/20/53, 30YR TBA	1,335	1,253,127
TOTAL AGENCY OBLIGATIONS		11,296,509

BONDS — (77.6%)
AUSTRALIA — (4.3%)
ASB Finance, Ltd.
0.250%, 09/08/28, MTN	118	107,210
New South Wales Treasury Corp.
1.750%, 03/20/34	2,700	1,401,989
South Australian Government Financing Authority
1.750%, 05/24/34	500	258,433
2.000%, 05/23/36	800	401,410
Treasury Corp. of Victoria
2.000%, 09/17/35	1,012	516,795
4.750%, 09/15/36	2,138	1,457,803
Westpac Banking Corp.
4.892%, 02/16/28, MTN	500	331,249
Westpac Securities NZ, Ltd.
1.099%, 03/24/26, MTN	1,015	1,036,519

TOTAL AUSTRALIA		5,511,408

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
3.125%, 11/07/23	350	346,456

TOTAL AUSTRIA		346,456

BELGIUM — (0.7%)
Dexia Credit Local SA
0.010%, 01/22/27, MTN	900	884,748

TOTAL BELGIUM		884,748

CANADA — (6.5%)
Brookfield Finance, Inc.
3.900%, 01/25/28	39	36,760

	Face Amount ^	Value†
	(000)
CANADA — (Continued)
4.850%, 03/29/29	12	$11,804
4.350%, 04/15/30	219	207,482
2.724%, 04/15/31	5	4,198
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32	595	548,691
CDP Financial, Inc.
1.125%, 04/06/27	500	507,938
CPPIB Capital, Inc.
1.250%, 12/07/27	856	934,799
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28	100	98,369
4.625%, 04/29/30	50	47,795
3.375%, 03/03/31	100	85,054
Ω 5.625%, 08/16/32	664	657,294
OMERS Finance Trust
0.450%, 05/13/25	300	311,201
Ontario Teachers’ Finance Trust
3.300%, 10/05/29, MTN	800	873,273
0.050%, 11/25/30	700	597,720
1.850%, 05/03/32	924	889,143
Province of Alberta Canada
0.625%, 04/18/25	300	314,000
Province of Ontario Canada
0.250%, 12/15/26, MTN	899	967,468
Rogers Communications, Inc.
2.900%, 11/15/26	41	37,794
7.500%, 08/15/38	456	516,727
Royal Bank of Canada
2.125%, 04/26/29, MTN	700	694,230

TOTAL CANADA		8,341,740

FINLAND — (1.3%)
Finnvera Oyj
2.125%, 03/08/28, MTN	500	530,222
Nordea Bank Abp
1.125%, 02/12/25, MTN	417	439,566
0.500%, 11/02/28, MTN	821	754,735

TOTAL FINLAND		1,724,523

FRANCE — (8.4%)
Agence Francaise de Developpement EPIC
0.500%, 05/31/35, MTN	1,200	951,246
Agence France Locale
2.810%, 03/20/31, MTN	800	687,966
BNP Paribas SA
3.625%, 09/01/29, MTN	500	534,363
BPCE SA
Ω 2.700%, 10/01/29	50	44,077
0.625%, 01/15/30	300	267,393
2.375%, 04/26/32, MTN	800	775,368

19

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
FRANCE — (Continued)
Credit Agricole SA
0.375%, 04/20/28, MTN	500	$462,243
2.500%, 08/29/29, MTN	400	411,093
French Republic Government Bond OAT
Ω 1.250%, 05/25/36	2,588	2,299,314
1.250%, 05/25/38	693	590,683
La Poste SA
2.625%, 09/14/28, MTN	900	958,753
0.625%, 01/18/36, MTN	400	298,796
Societe Generale SA
0.250%, 07/08/27, MTN	700	664,366
4.250%, 11/16/32, MTN	100	111,838
Societe Nationale SNCF SA
1.500%, 02/02/29, MTN	900	905,652
UNEDIC ASSEO
0.500%, 05/25/36, MTN	1,000	772,673
Vinci SA
2.250%, 03/15/27, MTN	200	228,997

TOTAL FRANCE		10,964,821

GERMANY — (4.5%)
BMW US Capital LLC
1.000%, 04/20/27, MTN	114	115,870
Ω 3.700%, 04/01/32	50	47,065
Bundesrepublik Deutschland Bundesanleihe
1.000%, 08/15/24	1,132	1,220,930
Deutsche Bahn Finance GMBH
0.375%, 12/03/26, MTN	306	332,614
0.750%, 07/16/35, MTN	1,520	1,228,566
Deutsche Telekom International Finance BV
2.500%, 10/10/25, MTN	200	238,969
Ω 4.750%, 06/21/38	35	33,311
Fresenius Medical Care AG & Co KGaA
3.875%, 09/20/27, MTN	209	228,689
Fresenius Medical Care US Finance III, Inc.
Ω 3.750%, 06/15/29	138	120,352
Fresenius SE & Co KGaA
2.875%, 05/24/30, MTN	150	150,503
HOWOGE Wohnungsbaugesellschaft mbH
0.625%, 11/01/28, MTN	200	180,960
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/37	62,000	571,651
Mercedes-Benz International Finance BV
2.000%, 08/22/26, MTN	796	852,312
Siemens Financieringsmaatschappij NV
2.250%, 03/10/25, MTN	200	216,564
Ω 2.875%, 03/11/41	213	165,808

	Face Amount ^	Value†
	(000)
GERMANY — (Continued)
State of North Rhine-Westphalia Germany
1.875%, 03/15/24, MTN	280	$305,100

TOTAL GERMANY		6,009,264

IRELAND — (0.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650%, 07/21/27	64	59,551
3.300%, 01/30/32	677	554,512

TOTAL IRELAND		614,063

ITALY — (1.1%)
Intesa Sanpaolo SpA
5.250%, 01/12/24	29	28,876
Ω 3.250%, 09/23/24	45	43,375
1.350%, 02/24/31, MTN	500	416,676
Italy Buoni Poliennali Del Tesoro
5.750%, 02/01/33	483	601,243
Ω 0.950%, 03/01/37	193	139,811
Ω 3.250%, 03/01/38	100	96,499
Ω 1.800%, 03/01/41	100	75,232

TOTAL ITALY		1,401,712

JAPAN — (4.0%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31	669	535,246
Japan Government Thirty Year Bond
2.000%, 03/20/42	50,000	430,206
Japan Government Twenty Year Bond
0.400%, 03/20/36	67,000	476,447
0.600%, 09/20/37	14,000	100,718
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29	560	504,050
Mizuho Financial Group, Inc.
3.490%, 09/05/27, MTN	300	324,674
Nomura Holdings, Inc.
2.679%, 07/16/30	666	547,224
NTT Finance Corp.
0.082%, 12/13/25, MTN	665	673,982
ORIX Corp.
5.200%, 09/13/32	311	320,083
Sumitomo Mitsui Financial Group, Inc.
1.546%, 06/15/26	727	746,503
3.040%, 07/16/29	77	68,891
2.724%, 09/27/29	243	211,796
Takeda Pharmaceutical Co., Ltd.
1.000%, 07/09/29	473	446,373
3.025%, 07/09/40	24	18,688

TOTAL JAPAN		5,404,881

LUXEMBOURG — (0.4%)
Prologis International Funding II SA
3.625%, 03/07/30, MTN	498	517,811

TOTAL LUXEMBOURG		517,811

20

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
LUXEMBOURG — (Continued)
NETHERLANDS — (1.9%)
ABN AMRO Bank NV
4.250%, 02/21/30, MTN	500	$551,415
BNG Bank NV
0.500%, 12/21/26	600	653,259
1.600%, 11/27/30	640	346,659
2.450%, 07/21/32	556	310,106
Cooperatieve Rabobank UA
5.250%, 05/24/41	118	125,911
ING Groep NV
4.100%, 10/02/23	209	207,714
2.000%, 09/20/28, MTN	200	200,237
4.550%, 10/02/28	17	16,653
4.050%, 04/09/29	21	20,072

TOTAL NETHERLANDS		2,432,026

NEW ZEALAND — (0.4%)
New Zealand Government Bond
0.500%, 05/15/24	850	500,417

TOTAL NEW ZEALAND		500,417

SPAIN — (1.4%)
CaixaBank SA
3.750%, 09/07/29, MTN	600	657,765
Spain Government Bond
2.833%, 01/31/27	227	224,486
Telefonica Emisiones SA
7.045%, 06/20/36	447	496,656
4.665%, 03/06/38	356	310,306
Telefonica Europe BV
8.250%, 09/15/30	66	77,714

TOTAL SPAIN		1,766,927

SUPRANATIONAL — (4.9%)
African Development Bank
3.000%, 09/20/23	469	465,208
Asian Development Bank
0.250%, 07/14/23	200	198,082
2.350%, 06/21/27	50,000	401,787
0.750%, 12/07/27	500	537,479
European Investment Bank
2.875%, 08/15/23	214	212,497
2.150%, 01/18/27	70,000	553,267
European Union
2.630%, 10/04/30, MTN	120	106,950
Inter-American Development Bank
3.000%, 10/04/23	1,073	1,063,013
0.250%, 11/15/23	1,093	1,064,886
International Bank for Reconstruction & Development
0.250%, 11/24/23	445	432,994
2.500%, 01/24/24, MTN	59	35,593
International Finance Corp.
1.250%, 02/06/31, MTN	500	265,540
1.500%, 04/15/35, MTN	2,100	1,003,995

TOTAL SUPRANATIONAL		6,341,291

	Face Amount ^	Value†
	(000)
SUPRANATIONAL — (Continued)
SWEDEN — (1.6%)
Kommuninvest I Sverige AB
1.000%, 05/12/25, MTN	1,000	$92,792
Svenska Handelsbanken AB
3.900%, 11/20/23	115	114,082
0.050%, 09/06/28, MTN	1,600	1,455,240
Volvo Treasury AB
2.625%, 02/20/26, MTN	350	378,246

TOTAL SWEDEN		2,040,360

SWITZERLAND — (0.1%)
Novartis Capital Corp.
3.400%, 05/06/24	120	118,211

TOTAL SWITZERLAND		118,211

UNITED KINGDOM — (5.1%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32	259	255,822
British Telecommunications PLC
5.125%, 12/04/28	45	45,614
Ω 3.250%, 11/08/29	184	166,766
3.375%, 08/30/32, MTN	200	211,949
Diageo Finance PLC
1.750%, 10/12/26, MTN	250	286,029
HSBC USA, Inc.
3.750%, 05/24/24	135	132,614
Lloyds Banking Group PLC
4.375%, 03/22/28	269	259,976
4.550%, 08/16/28	176	169,722
Motability Operations Group PLC
3.750%, 07/16/26, MTN	250	305,539
Nationwide Building Society
3.250%, 09/05/29, MTN	515	543,178
Unilever Finance Netherlands BV
1.375%, 09/04/30	804	784,401
United Kingdom Gilt
0.625%, 07/31/35	1,489	1,285,884
1.750%, 09/07/37	1,667	1,590,293
Vodafone Group PLC
6.150%, 02/27/37	466	502,018

TOTAL UNITED KINGDOM		6,539,805

UNITED STATES — (30.3%)
AbbVie, Inc.
4.050%, 11/21/39	27	23,883
Advance Auto Parts, Inc.
3.900%, 04/15/30	255	233,927
Affiliated Managers Group, Inc.
3.300%, 06/15/30	648	562,079
Amcor Finance USA, Inc.
4.500%, 05/15/28	50	49,411
American Express Co.
4.050%, 05/03/29	370	362,313
4.050%, 12/03/42	200	181,284

21

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
American Medical Systems Europe BV
1.625%, 03/08/31	473	$443,571
American Tower Corp.
1.500%, 01/31/28	39	33,551
American Water Capital Corp.
6.593%, 10/15/37	664	762,745
Amgen, Inc.
6.400%, 02/01/39	93	101,537
Arrow Electronics, Inc.
3.875%, 01/12/28	561	528,275
Assured Guaranty US Holdings, Inc.
3.150%, 06/15/31	88	77,055
AT&T, Inc.
3.550%, 12/17/32	360	382,733
4.850%, 03/01/39	322	302,155
Autodesk, Inc.
2.850%, 01/15/30	244	217,796
Avnet, Inc.
3.000%, 05/15/31	224	182,819
5.500%, 06/01/32	229	222,197
Best Buy Co., Inc.
1.950%, 10/01/30	1	820
Booking Holdings, Inc.
4.500%, 11/15/31	1,048	1,205,191
Brighthouse Financial, Inc.
5.625%, 05/15/30	306	298,872
Brixmor Operating Partnership, LP
3.900%, 03/15/27	35	32,684
2.250%, 04/01/28	45	38,360
4.125%, 05/15/29	142	130,057
4.050%, 07/01/30	84	75,922
Broadcom, Inc.
Ω 4.000%, 04/15/29	80	75,341
Ω 3.469%, 04/15/34	422	348,642
Ω 3.187%, 11/15/36	396	301,358
Broadstone Net Lease LLC
2.600%, 09/15/31	98	71,906
Brown & Brown, Inc.
2.375%, 03/15/31	525	430,008
Chubb INA Holdings, Inc.
0.875%, 12/15/29	231	211,613
Cigna Group (The)
2.400%, 03/15/30	238	206,364
3.200%, 03/15/40	470	370,158
Citigroup, Inc.
8.125%, 07/15/39	70	90,472
5.875%, 01/30/42	125	133,313
CNA Financial Corp.
3.900%, 05/01/29	372	353,447
CNO Financial Group, Inc.
5.250%, 05/30/29	150	142,769
Comcast Corp.
3.480%, 09/14/26	611	602,323

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
6.400%, 03/01/40	96	$106,173
Cox Communications, Inc.
Ω 2.600%, 06/15/31	98	81,175
Ω 4.800%, 02/01/35	871	804,820
DH Europe Finance II Sarl
3.250%, 11/15/39	128	107,122
Discover Financial Services
3.750%, 03/04/25	25	23,949
4.100%, 02/09/27	251	238,798
eBay, Inc.
6.300%, 11/22/32	462	500,694
Elevance Health, Inc.
4.100%, 05/15/32	60	57,612
6.375%, 06/15/37	434	486,261
Equifax, Inc.
2.350%, 09/15/31	398	321,621
Experian Finance PLC
0.739%, 10/29/25, MTN	260	295,424
FedEx Corp.
4.900%, 01/15/34	75	74,808
Fidelity National Financial, Inc.
3.400%, 06/15/30	664	587,593
First American Financial Corp.
4.000%, 05/15/30	162	147,217
2.400%, 08/15/31	341	265,025
Fiserv, Inc.
3.500%, 07/01/29	80	74,515
1.625%, 07/01/30	150	141,637
Flex, Ltd.
4.875%, 06/15/29	317	307,498
Flowserve Corp.
3.500%, 10/01/30	402	354,771
2.800%, 01/15/32	90	72,780
Fortune Brands Innovations, Inc.
3.250%, 09/15/29	323	289,495
4.000%, 03/25/32	511	459,649
Fox Corp.
3.500%, 04/08/30	150	136,193
5.476%, 01/25/39	610	578,104
GATX Corp.
4.550%, 11/07/28	100	97,807
General Motors Co.
6.600%, 04/01/36	587	602,994
General Motors Financial Co., Inc.
0.650%, 09/07/28	300	272,486
Global Payments, Inc.
2.150%, 01/15/27	88	78,938
4.450%, 06/01/28	15	14,408
3.200%, 08/15/29	337	298,058
Goldman Sachs Group, Inc. (The)
7.250%, 04/10/28	827	1,121,710
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	436	366,038

22

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
Healthcare Realty Holdings, LP
3.625%, 01/15/28	26	$23,776
3.100%, 02/15/30	80	69,572
Home Depot, Inc. (The)
3.300%, 04/15/40	50	41,675
HP, Inc.
3.400%, 06/17/30	114	101,030
4.200%, 04/15/32	605	542,135
6.000%, 09/15/41	229	232,237
Intel Corp.
4.600%, 03/25/40	125	117,583
International Business Machines Corp.
0.875%, 02/09/30, MTN	550	511,936
4.150%, 05/15/39	123	109,148
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	15	14,042
Ω 3.268%, 11/15/40	165	117,770
Interpublic Group of Cos., Inc. (The)
4.750%, 03/30/30	56	54,984
3.375%, 03/01/41	691	522,170
Invitation Homes Operating Partnership, LP
2.000%, 08/15/31	69	53,175
Jackson Financial, Inc.
# 5.670%, 06/08/32	407	403,066
Johnson & Johnson
5.850%, 07/15/38	486	565,431
JPMorgan Chase & Co.
5.600%, 07/15/41	90	93,860
Juniper Networks, Inc.
3.750%, 08/15/29	215	202,256
Kemper Corp.
2.400%, 09/30/30	94	75,767
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39	686	783,968
Lazard Group LLC
4.500%, 09/19/28	268	258,067
Lear Corp.
4.250%, 05/15/29	341	325,904
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	357	344,410
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	394	373,257
Mastercard, Inc.
3.375%, 04/01/24	98	96,501
MetLife, Inc.
5.375%, 12/09/24	75	93,876
5.700%, 06/15/35	95	101,199
Mohawk Industries, Inc.
3.625%, 05/15/30	293	267,403
Morgan Stanley
1.875%, 04/27/27, MTN	400	408,505

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
7.250%, 04/01/32	9	$10,615
6.375%, 07/24/42	120	135,847
Motorola Solutions, Inc.
4.600%, 02/23/28	5	4,960
2.300%, 11/15/30	95	77,884
2.750%, 05/24/31	756	629,240
Mylan, Inc.
4.550%, 04/15/28	40	38,319
NewMarket Corp.
2.700%, 03/18/31	264	222,192
NIKE, Inc.
3.250%, 03/27/40	602	508,054
Oracle Corp.
6.500%, 04/15/38	223	243,611
6.125%, 07/08/39	455	480,047
3.600%, 04/01/40	117	90,854
5.375%, 07/15/40	80	77,070
Penske Truck Leasing Co., Lp/PTL Finance Corp.
Ω 3.350%, 11/01/29	350	310,996
Pfizer, Inc.
7.200%, 03/15/39	245	309,470
Principal Financial Group, Inc.
3.700%, 05/15/29	379	359,723
Prologis, LP
4.625%, 01/15/33	117	116,567
Prudential Financial, Inc.
5.700%, 12/14/36, MTN	96	103,363
PulteGroup, Inc.
7.875%, 06/15/32	200	233,451
Reinsurance Group of America, Inc.
3.150%, 06/15/30	335	294,360
Revvity, Inc.
2.550%, 03/15/31	85	70,765
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29	357	348,528
Simon Property Group, LP
2.250%, 01/15/32	512	407,552
6.750%, 02/01/40	431	482,926
Spirit Realty, LP
2.100%, 03/15/28	105	88,679
4.000%, 07/15/29	285	258,461
STORE Capital Corp.
4.500%, 03/15/28	434	387,694
Sutter Health
3.695%, 08/15/28	41	39,015
3.161%, 08/15/40	780	596,753
Tapestry, Inc.
3.050%, 03/15/32	870	720,470
Texas Instruments, Inc.
3.875%, 03/15/39	1,153	1,058,377
Thermo Fisher Scientific, Inc.
3.200%, 01/21/26	150	164,654

23

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
T-Mobile USA, Inc.
4.375%, 04/15/40	550	$493,999
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN	141	159,784
5.350%, 11/01/40	316	332,872
UnitedHealth Group, Inc.
5.700%, 10/15/40	237	255,662
Unum Group
5.750%, 08/15/42	757	706,653
Upjohn Finance BV
1.362%, 06/23/27	400	390,687
Verizon Communications, Inc.
0.875%, 03/19/32	250	214,736
VF Corp.
# 2.950%, 04/23/30	602	510,217
Walgreens Boots Alliance, Inc.
4.500%, 11/18/34	331	305,378
Walt Disney Co. (The)
6.650%, 11/15/37	337	400,333
Welltower OP LLC
3.850%, 06/15/32	80	71,902
Western Union Co. (The)
1.350%, 03/15/26	131	117,967
2.750%, 03/15/31	939	751,983
Whirlpool Corp.
4.750%, 02/26/29	75	74,937
WP Carey, Inc.
3.850%, 07/15/29	80	74,321

TOTAL UNITED STATES		39,788,955

	Face Amount ^	Value†
	(000)
UNITED STATES — (Continued)
TOTAL BONDS		$101,249,419

U.S. TREASURY OBLIGATIONS — (13.0%)
U.S. Treasury Bonds
1.125%, 08/15/40	1,670	1,109,898
1.750%, 08/15/41	5,295	3,851,346
U.S. Treasury Notes
0.125%, 07/31/23	222	219,294
0.125%, 08/31/23	1,306	1,284,829
0.250%, 09/30/23	420	412,092
0.375%, 10/31/23	170	166,202
2.750%, 02/15/24	271	266,395
1.500%, 02/29/24	3,336	3,244,130
0.250%, 03/15/24	1,800	1,729,758
2.250%, 03/31/24	3,802	3,714,079
2.500%, 05/31/24	212	206,932
3.000%, 06/30/24	811	795,825
TOTAL U.S. TREASURY OBLIGATIONS		17,000,780

TOTAL INVESTMENT SECURITIES — (99.3%) (Cost $126,427,195)		129,546,708

SECURITIES LENDING COLLATERAL — (0.7%)
The DFA Short Term
@§ Investment Fund	76,202	881,300

TOTAL INVESTMENTS — (100.0%) (Cost $127,308,495)		$130,428,008

Forward Currency Contracts

As of April 30, 2023, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,133,076	JPY	148,776,026	Citigroup	05/02/23	$40,460
GBP	75,980	USD	91,498	Citigroup	05/09/23	4,017
GBP	93,464	USD	115,745	Citigroup	05/09/23	1,749
GBP	90,424	USD	112,452	State Street Bank and Trust	05/09/23	1,221
USD	537,988	NZD	868,798	Citigroup	05/15/23	1,393
USD	123,367	AUD	184,713	Citigroup	06/07/23	1,105
USD	57,904	AUD	85,941	State Street Bank and Trust	06/07/23	1,020
USD	1,717,785	AUD	2,593,514	State Street Bank and Trust	06/07/23	1,131
USD	88,906	AUD	133,811	Citigroup	06/29/23	249
USD	62,405	AUD	93,480	Citigroup	06/29/23	470
USD	1,796,290	AUD	2,677,486	State Street Bank and Trust	06/29/23	22,315
USD	1,102,179	JPY	148,711,553	State Street Bank and Trust	06/29/23	61
USD	1,512,908	JPY	196,519,520	State Street Bank and Trust	07/05/23	55,132
USD	1,788,449	AUD	2,628,116	Citigroup	07/13/23	46,146
USD	975,836	AUD	1,470,708	State Street Bank and Trust	07/13/23	834

Total Appreciation						$177,303

USD	95,416	GBP	76,559	Citigroup	05/05/23	$(818)

24

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,557,406	GBP	2,046,530	State Street Bank and Trust	05/05/23	$(15,056)
USD	93,054	SEK	961,656	Citigroup	05/08/23	(731)
USD	8,074,222	EUR	7,390,040	State Street Bank and Trust	05/08/23	(87,443)
USD	6,389,784	GBP	5,243,915	Citigroup	05/09/23	(202,380)
USD	14,152,234	EUR	13,374,558	Citigroup	05/09/23	(619,748)
USD	14,185,680	EUR	12,950,974	State Street Bank and Trust	05/22/23	(130,178)
AUD	131,633	USD	88,201	State Street Bank and Trust	06/07/23	(1,073)
AUD	175,230	USD	118,008	Citigroup	06/29/23	(1,909)

Total (Depreciation)						$(1,059,336)

Total Appreciation (Depreciation)						$(882,033)

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations
United States	$—	$11,296,509	$—	$11,296,509
Bonds
Australia	—	5,511,408	—	5,511,408
Austria	—	346,456	—	346,456
Belgium	—	884,748	—	884,748
Canada	—	8,341,741	—	8,341,741
Finland	—	1,724,523	—	1,724,523
France	—	10,964,821	—	10,964,821
Germany	—	6,009,264	—	6,009,264
Ireland	—	614,063	—	614,063
Italy	—	1,401,712	—	1,401,712
Japan	—	5,404,881	—	5,404,881
Luxembourg	—	517,811	—	517,811
Netherlands	—	2,432,026	—	2,432,026
New Zealand	—	500,417	—	500,417
Spain	—	1,766,927	—	1,766,927
Supranational	—	6,341,291	—	6,341,291
Sweden	—	2,040,360	—	2,040,360
Switzerland	—	118,211	—	118,211
United Kingdom	—	6,539,805	—	6,539,805
United States	—	39,788,955	—	39,788,955
U.S. Treasury Obligations
United States	—	17,000,779	—	17,000,779
Securities Lending Collateral	—	881,300	—	881,300
Forward Currency Contracts**	—	(882,033)	—	(882,033)

Total Investments	$—	$129,545,975	$—	$129,545,975

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

25

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Sustainability Core 1 ETF	Dimensional International Sustainability Core 1 ETF
ASSETS:
Investment Securities at Value (including $4,461 and $3,524 of securities on loan, respectively)	$396,017	$186,065
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $4,567 and $3,391, respectively) (Note G)	4,567	3,391
Foreign Currencies at Value	—	616
Cash	237	104
Receivables:
Investment Securities Sold	25	345
Dividends and Interest	244	714
Receivable for Tax Reclaims	—	115
Prepaid Expenses and Other Assets	2	2

Total Assets	401,092	191,352

LIABILITIES:
Payables:
Investment Securities Purchased	—	461
Upon Return of Securities Loaned	4,567	3,391
Accrued Expenses and Other Liabilities:
Advisory Fee	40	9
Administration and Accounting	17	17
Custodian	1	8
Other Expenses	8	4

Total Liabilities	4,633	3,890

NET ASSETS	$396,459	$187,462

SHARES OUTSTANDING, $0.01 PAR VALUE	14,800,000	6,100,000

Net Asset Value, Offering and Redemption price per share	$26.79	$30.73

Investment Securities at Cost	$381,338	$167,257

Foreign Currencies at Cost	$—	$616

NET ASSETS CONSIST OF:
Paid-In Capital	$381,448	$168,222
Total Distributable Earnings (Loss)	15,011	19,240

NET ASSETS	$396,459	$187,462

See accompanying Notes to Financial Statements.

26

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Markets Sustainability Core 1 ETF	Dimensional Global Sustainability Fixed Income ETF
ASSETS:
Investment Securities at Value (including $548 and $86,178 of securities on loan, respectively)	$125,474	$129,547
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $230 and $881, respectively) (Note G)	230	881
Foreign Currencies at Value	553	65
Cash	21	1,220
Unrealized Appreciation on Forward Foreign Currency Contracts	—	177
Receivables:
Investment Securities Sold	721	983
Dividends and Interest	165	912
Receivable for Tax Reclaims	—	2
Prepaid Expenses and Other Assets	58	2

Total Assets	127,222	133,789

LIABILITIES:
Payables:
Investment Securities Purchased	505	12,463
Unrealized Depreciation on Forward Foreign Currency Contracts	—	1,059
Upon Return of Securities Loaned	230	881
Accrued Expenses and Other Liabilities:
Advisory Fee	10	6
Administration and Accounting	17	17
Custodian	—	1
Trustee	1	—
Other Expenses	4	10

Total Liabilities	767	14,437

NET ASSETS	$126,455	$119,352

SHARES OUTSTANDING, $0.01 PAR VALUE	4,300,000	2,300,000

Net Asset Value, Offering and Redemption price per share	$29.41	$51.89

Investment Securities at Cost	$114,923	$126,427

Foreign Currencies at Cost	$552	$66

NET ASSETS CONSIST OF:
Paid-In Capital	$116,176	$116,510
Total Distributable Earnings (Loss)	10,279	2,842

NET ASSETS	$126,455	$119,352

See accompanying Notes to Financial Statements.

27

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional US Sustainability Core 1 ETF(a) (b)	Dimensional International Sustainability Core 1 ETF(a) (b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(1) and $(273), respectively)	$1,483	$2,047
Income from Securities Lending	7	11

Total Investment Income	1,490	2,058

EXPENSES:
Investment Management Fees (Note D)	142	127
Administration and Accounting	22	21
Custodian	1	28
Filing Fees	7	4
Trustees’ Fees & Expenses	1	1
Organization Fees	3	3
Professional Fees	1	2
Exchange Listing Fee	4	4
Other Expenses	5	6

Total Expenses	186	196

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(3)	(42)
Fees Paid Indirectly (Note D)	—	(2)

Net Expenses	183	152

Net Investment Income (Loss)	1,307	1,906

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(1,155)	(992)
In-Kind Transactions	943	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	14,679	18,803

Net Realized and Unrealized Gain (Loss)	14,467	17,811

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,774	$19,717

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on November 1, 2022 through April 30, 2023.

See accompanying Notes to Financial Statements.

28

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional Emerging Markets Sustainability Core 1 ETF(a) (b)	Dimensional Global Sustainability Fixed Income ETF(a)(c)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $(15), respectively)	$—	$1,792
Dividends (Net of Foreign Taxes Withheld of $(137) and $—, respectively)	922	—
Non-cash Dividends	187	—
Income from Securities Lending	14	2

Total Investment Income	1,123	1,794

EXPENSES:
Investment Management Fees (Note D)	187	81
Administration and Accounting	21	22
Custodian	64	2
Filing Fees	4	3
Trustees’ Fees & Expenses	1	—
Organization Fees	4	3
Professional Fees	3	6
Exchange Listing Fee	4	4
Other Expenses	10	5

Total Expenses	298	126

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(66)	(29)
Fees Paid Indirectly (Note D)	(13)	—

Net Expenses	219	97

Net Investment Income (Loss)	904	1,697

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(739)	639
Forward Currency Contracts	—	(1,077)
Futures	9	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	10,557	3,128
Forward Currency Contracts	—	(882)

Net Realized and Unrealized Gain (Loss)	9,827	1,808

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,731	$3,505

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on November 1, 2022 through April 30, 2023.
(c)	For the period from the commencement of operations on November 15, 2022 through April 30, 2023.
*	Net of foreign capital gain taxes withheld of $— and $0.

See accompanying Notes to Financial Statements.

29

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Sustainability Core 1 ETF	Dimensional International Sustainability Core 1 ETF	Dimensional Emerging Markets Sustainability Core 1 ETF	Dimensional Global Sustainability Fixed Income ETF
	For the period Nov. 1, 2022 through April 30, 2023	For the period Nov. 1, 2022 through April 30, 2023	For the period Nov. 1, 2022 through April 30, 2023	For the period Nov. 15, 2022 through April 30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1,307	$1,906	$904	$1,697
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(1,155)	(992)	(739)	639
In-Kind Transactions	943	—	—	—
Forward Currency Contracts	—	—	—	(1,077)
Futures	—	—	9	—
Change in Unrealized Appreciation (Depreciation)on:
Investment Securities and Foreign Currency Translations	14,679	18,803	10,557	3,128
Forward Currency Contracts	—	—	—	(882)

Change in Net Assets Resulting from Operations	15,774	19,717	10,731	3,505

Distributions:
Total Distributions	(763)	(477)	(452)	(663)

Change in Net Assets Resulting from Distributions	(763)	(477)	(452)	(663)

Capital Share Transactions:
Shares Issued	388,142	168,222	116,176	116,510
Cost of Shares Redeemed	(6,694)	—	—	—

Change in Net Assets Resulting from Capital Share Transactions	381,448	168,222	116,176	116,510

Change in Net Assets	396,459	187,462	126,455	119,352

Net Assets:
Beginning of Period	—	—	—	—

End of Period	$396,459	$187,462	$126,455	$119,352

Share Transactions:
Issued	15,050	6,100	4,300	2,300
Redeemed	(250)	—	—	—

Change in Shares	14,800	6,100	4,300	2,300

*	Net of foreign capital gain taxes withheld of $0, $0, $— and $0.

See accompanying Notes to Financial Statements.

30

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Sustainability Core 1 ETF	Dimensional International Sustainability Core 1 ETF	Dimensional Emerging Markets Sustainability Core 1 ETF	Dimensional Global Sustainability Fixed Income ETF
	Period November 1, 2022 through April 30, 2023	Period November 1, 2022 through April 30, 2023	Period November 1, 2022 through April 30, 2023	Period November 15, 2022 through April 30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$24.97	$25.17	$25.54	$50.10

Income From Investment Operations (a)
Net Investment Income (Loss)	0.17	0.43	0.24	0.98
Net Gains (Losses) on Securities (Realized and Unrealized)	1.74	5.23	3.75	1.22

Total from Investment Operations	1.91	5.66	3.99	2.20

Less Distributions:
Net Investment Income	(0.09)	(0.10)	(0.12)	(0.41)

Total Distributions	(0.09)	(0.10)	(0.12)	(0.41)

Net Asset Value, End of Period	$26.79	$30.73	$29.41	$51.89

Total Return at NAV (b)(c)	7.68%	22.57%	15.65%	4.41%

Total Return at Market (c)(d)	7.60%	22.89%	16.51%	4.71%

Net Assets, End of Year (thousands)	$396,459	$187,462	$126,455	$119,352
Ratio of Expenses to Average Net Assets (e)	0.18%	0.24%	0.41%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.18%	0.31%	0.56%	0.31%
Ratio of Net Investment Income to Average Net Assets (e)	1.29%	3.00%	1.69%	4.16%
Portfolio Turnover Rate (c)(f)	—%	6%	6%	4%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

31

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2023, the Trust is comprised of thirty operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional US Sustainability Core 1 ETF	US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF	International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF	Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF	Global Sustainability Fixed Income ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

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1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the International Sustainability ETF, Emerging Sustainability ETF, and Global Sustainability Fixed Income ETF (“the International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

33

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

4. TO BE ANNOUNCED (TBA) COMMITMENTS

To Be Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

34

5. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly except for the Global Sustainability Fixed Income ETF, which intends to distribute dividends to shareholders monthly. The Funds intend to distribute net realized capital gains to shareholders, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

7. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

8. OTHER

Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Sustainability Core 1 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

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C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Global Sustainability Fixed Income ETF may also purchase or sell futures contracts and options on futures contracts to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended April 30, 2023 was as follows (amounts in thousands):

Forward Currency Contracts*
Global Sustainability Fixed Income ETF	$42,839

*	Average amount of Currency Purchased/Sold in USD.

36

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2023 (amounts in thousands):

Assets
Unrealized Appreciation on Forward Currency Contracts (1)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF	$177

Liabilities
Unrealized Depreciation on Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF	$1,059

(1)	Presented on Statements of Assets and Liabilities as Unrealized Appreciation on Forward Foreign Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Depreciation on Forward Foreign Currency Contracts.

The following summary of the realized and change in unrealized gains and losses from derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2023 (amounts in thousands):

		Realized Gain (Loss) from Futures (1)
Equity Rate Risk Exposure:
Emerging Markets Sustainability Core 1 ETF		$9

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts (2)	Forward Currency Contracts (3)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF	$(1,077)	$(882)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) of: Futures.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) of: Forward Currency Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (OTC) derivatives and

37

forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds’ derivative assets and liabilities (by type) were as follows:

	Global Sustainability Fixed Income ETF
	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts (without ISDA)	$—	$—
Forward currency contracts (with ISDA)	177	1,059
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$177	$1,059
Derivative asset and liabilities not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$177	$1,059

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Global Sustainability Fixed Income ETF
Citigroup	$95	$(95)	$—	$—	$—
State Street Bank and Trust	82	(82)	—	—	—

	$177	$(177)	$—	$—	$—

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities
Global Sustainability Fixed Income ETF
Citigroup	$825	$(95)	$—	$—	$730
State Street Bank and Trust	234	(82)	—	—	152

	$1,059	$(177)	$—	$—	$882

(b)

The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

38

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

For the period ended April 30, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Sustainability Core 1 ETF	0.14%
International Sustainability Core 1 ETF	0.20%
Emerging Markets Sustainability Core 1 ETF	0.35%
Global Sustainability Fixed Income ETF	0.20%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended April 30, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
US Sustainability Core 1 ETF	0.18%	$3	$—	$3
International Sustainability Core 1 ETF	0.24%	42	—	42
Emerging Markets Sustainability Core 1 ETF	0.41%	66	—	66
Global Sustainability Fixed Income ETF	0.24%	29	—	29

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Funds (excluding the expenses that the Funds incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Funds, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 ETF	$2
Emerging Markets Sustainability Core 1 ETF	13

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the period ended April 30, 2023, the total related amounts paid by the Trust to the CCO was $11 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US Sustainability Core 1 ETF	$—
International Sustainability Core 1 ETF	—
Emerging Markets Sustainability Core 1 ETF	—
Global Sustainability Fixed Income ETF	—

F. FEDERAL INCOME TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for

40

income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Sustainability Core 1 ETF	$385,905	$27,691	$(13,012)	$14,679
International Sustainability Core 1 ETF	170,652	20,512	(1,709)	18,803
Emerging Markets Sustainability Core 1 ETF	115,157	14,604	(4,056)	10,548
Global Sustainability Fixed Income ETF	127,308	3,378	(259)	3,119

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions for all open years and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of April 30, 2023, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Sustainability Core 1 ETF	$224
Emerging Markets Sustainability Core 1 ETF	458

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has

41

agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Ingredients
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
US Sustainability Core 1 ETF
Common Stocks	$4,567	$—	$—	$—	$4,567
International Sustainability Core 1 ETF
Common Stocks	3,391	—	—	—	3,391
Emerging Markets Sustainability Core 1 ETF
Common Stocks	230	—	—	—	230
Global Sustainability Fixed Income ETF
Common Stocks	881	—	—	—	881

H. AFFILIATED TRADES

Cross trades for the period ended April 30, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust. For the period ended April 30, 2023, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

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I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
US Sustainability Core 1 ETF	$—	$—	$1,756	$953
International Sustainability Core 1 ETF	—	—	21,581	7,490
Emerging Markets Sustainability Core 1 ETF	—	—	108,339	5,854
Global Sustainability Fixed Income ETF	15,896	1,283	43,381	2,719

In-kind transactions for the period ended April 30, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
US Sustainability Core 1 ETF	$—	$—	$387,427	$6,687
International Sustainability Core 1 ETF	—	—	154,134	—
Emerging Markets Sustainability Core 1 ETF	—	—	12,945	—
Global Sustainability Fixed Income ETF	15,464	—	58,851	—

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

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L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the period ended April 30, 2023, borrowings by the following Fund under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 4/30/23
Emerging Markets Sustainability Core 1 ETF	5.38%	$29	10	$—	$62	$—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Sustainability Core 1 ETF	1	100%
International Sustainability Core 1 ETF	1	100%
Emerging Markets Sustainability Core 1 ETF	1	100%
Global Sustainability Fixed Income ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

47

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043023-019S

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided
Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

Dimensional US Core Equity Market ETF

Dimensional US High Profitability ETF

Dimensional US Large Cap Value ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional Global Real Estate ETF

Dimensional US Sustainability Core 1 ETF

Dimensional International Sustainability Core 1 ETF

Dimensional Emerging Markets Sustainability Core 1 ETF

DIMENSIONAL U.S. EQUITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (7.9%)
*Activision Blizzard, Inc.	108,252	$8,412,263
*Alphabet, Inc., Class A	892,082	95,756,082
*Alphabet, Inc., Class C	913,576	98,867,195
*Altice USA, Inc., Class A	26,173	91,605
*AMC Networks, Inc., Class A	5,279	93,386
*Angi, Inc.	1,052	2,420
*Anterix, Inc.	812	25,643
AT&T, Inc.	1,089,516	19,251,748
ATN International, Inc.	1,149	41,559
*Bandwidth, Inc., Class A	4,109	50,007
*Boston Omaha Corp., Class A	1,687	34,516
*Bumble, Inc., Class A	11,465	208,778
Cable One, Inc.	700	530,887
*Cargurus, Inc.	11,009	180,988
*Cars.com, Inc.	15,528	303,883
*Charter Communications, Inc., Class A	18,925	6,977,647
#*Cinemark Holdings, Inc.	12,681	214,055
*Clear Channel Outdoor Holdings, Inc.	10,440	13,259
Cogent Communications Holdings, Inc.	9,410	649,666
Comcast Corp., Class A	700,069	28,961,855
*comScore, Inc.	15,800	15,958
DallasNews Corp.	15,600	66,924
*DHI Group, Inc.	5,553	20,380
*DISH Network Corp., Class A	12,700	95,377
*EchoStar Corp., Class A	5,475	93,458
Electronic Arts, Inc.	45,001	5,727,727
*Endeavor Group Holdings, Inc., Class A	17,538	452,130
Entravision Communications Corp., Class A	1,768	11,050
*Eventbrite, Inc., Class A	2,368	17,215
*EverQuote, Inc., Class A	2,768	19,293
*EW Scripps Co. (The), Class A	15,520	130,834
*FG Group Holdings, Inc.	1,682	3,263
Fox Corp., Class A	47,349	1,574,828
Fox Corp., Class B	22,995	702,267
*Frontier Communications Parent, Inc.	28,027	631,729
*Gannett Co., Inc.	12,726	24,179
*Gogo, Inc.	4,491	60,224
Gray Television, Inc.	13,571	104,632
*IDT Corp., Class B	1,800	59,778
*iHeartMedia, Inc., Class A	19,931	69,161
*IMAX Corp.	6,825	142,984
*Integral Ad Science Holding Corp.	5,864	92,241
Interpublic Group of Cos., Inc. (The)	61,196	2,186,533
Iridium Communications, Inc.	17,185	1,090,732
John Wiley & Sons, Inc., Class A	7,504	289,429
*Liberty Broadband Corp., Class A	3,994	337,613
*Liberty Broadband Corp., Class C	20,236	1,715,608
*Liberty Latin America, Ltd., Class A	11,274	100,000
*Liberty Latin America, Ltd., Class C	34,313	304,699
*Liberty Media Corp.-Liberty Braves, Class A	1,077	42,186
*Liberty Media Corp.-Liberty Braves, Class B	20	990
*Liberty Media Corp.-Liberty Braves, Class C	3,279	124,668
*Liberty Media Corp.-Liberty Formula One, Class A	3,892	252,124

1

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty Formula One, Class C	27,708	$2,000,241
*Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	333,322
*Liberty Media Corp.-Liberty SiriusXM, Class B	200	5,890
*Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	707,385
*Lions Gate Entertainment Corp., Class A	7,250	83,375
*Lions Gate Entertainment Corp., Class B	28,794	307,232
*Live Nation Entertainment, Inc.	25,159	1,705,277
Lumen Technologies, Inc.	127,880	303,076
*Madison Square Garden Entertainment Corp.	3,290	106,168
Madison Square Garden Sports Corp.	1,557	312,178
*Magnite, Inc.	19,096	179,502
Marcus Corp. (The)	2,400	42,048
*Match Group, Inc.	29,812	1,100,063
*MediaAlpha, Inc., Class A	1,304	9,650
*Meta Platforms, Inc., Class A	358,593	86,177,070
*Netflix, Inc.	69,952	23,079,263
New York Times Co. (The), Class A	22,475	893,381
News Corp., Class A	57,670	1,015,569
News Corp., Class B	20,403	362,153
Nexstar Media Group, Inc.	5,908	1,024,743
Omnicom Group, Inc.	29,111	2,636,583
*Ooma, Inc.	697	8,573
#Paramount Global, Class A	5,128	135,687
#Paramount Global, Class B	76,140	1,776,346
*Pinterest, Inc., Class A	86,473	1,988,879
*Playtika Holding Corp.	7,620	76,200
*PubMatic, Inc., Class A	3,576	48,848
*QuinStreet, Inc.	4,269	47,429
*Quotient Technology, Inc.	8,596	24,241
*Reading International, Inc., Class A	3,546	11,454
*ROBLOX Corp., Class A	43,770	1,558,212
*Roku, Inc.	15,945	896,268
Saga Communications, Inc., Class A	558	12,415
Scholastic Corp.	7,552	290,525
*Sciplay Corp., Class A	1,500	25,620
Shenandoah Telecommunications Co.	7,606	158,281
Shutterstock, Inc.	2,483	166,361
Sinclair Broadcast Group, Inc., Class A	4,722	93,921
#Sirius XM Holdings, Inc.	159,411	605,762
*Snap, Inc., Class A	112,855	982,967
*Sphere Entertainment Co.	3,290	92,581
Spok Holdings, Inc.	2,839	34,721
*Spotify Technology SA	15,626	2,087,634
*Stagwell, Inc.	5,697	35,435
*Take-Two Interactive Software, Inc.	22,921	2,848,851
TEGNA, Inc.	24,452	418,129
Telephone and Data Systems, Inc.	29,325	293,250
*Thryv Holdings, Inc.	1,937	43,505
*T-Mobile US, Inc.	98,190	14,129,541
*Trade Desk, Inc. (The), Class A	68,623	4,415,204
*TripAdvisor, Inc.	11,809	209,374
*TrueCar, Inc.	6,237	16,029
*United States Cellular Corp.	1,000	21,240
Verizon Communications, Inc.	664,462	25,801,059
*Vimeo, Inc.	13,248	43,586
*Walt Disney Co. (The)	286,909	29,408,172
*Warner Bros Discovery, Inc.	220,472	3,000,624
Warner Music Group Corp., Class A	9,758	297,326

2

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*WideOpenWest, Inc.	6,421	$73,392
World Wrestling Entertainment, Inc., Class A	5,297	567,679
*Yelp, Inc.	9,357	279,961
*Zedge, Inc., Class B	68	135
*Ziff Davis, Inc.	6,659	487,039
*ZoomInfo Technologies, Inc.	3,558	77,956

TOTAL COMMUNICATION SERVICES		493,202,237

CONSUMER DISCRETIONARY — (10.2%)
*1-800-Flowers.com, Inc., Class A	3,914	36,048
*2U, Inc.	3,538	19,601
Aaron’s Co., Inc. (The)	4,533	60,516
*Abercrombie & Fitch Co.	9,461	222,712
Academy Sports & Outdoors, Inc.	10,995	698,402
Acushnet Holdings Corp.	5,352	268,296
*Adient PLC	14,155	522,886
ADT, Inc.	31,261	209,449
*Adtalem Global Education, Inc.	7,146	289,913
Advance Auto Parts, Inc.	9,220	1,157,387
*Airbnb, Inc., Class A	51,277	6,136,319
*Amazon.com, Inc.	1,414,747	149,185,071
*American Axle & Manufacturing Holdings, Inc.	21,777	155,706
American Eagle Outfitters, Inc.	25,568	342,356
*American Public Education, Inc.	709	4,041
*America’s Car-Mart, Inc.	1,100	88,429
*Aptiv PLC	43,150	4,438,409
Aramark	36,582	1,269,395
Arko Corp.	3,378	28,240
*Asbury Automotive Group, Inc.	2,877	556,584
Autoliv, Inc.	12,872	1,104,546
*AutoNation, Inc.	6,910	910,047
*AutoZone, Inc.	3,327	8,860,832
*Bally’s Corp.	2,726	46,887
Bassett Furniture Industries, Inc.	306	4,391
Bath & Body Works, Inc.	28,489	999,964
*Beazer Homes USA, Inc.	3,096	65,976
Best Buy Co., Inc.	32,658	2,433,674
#Big Lots, Inc.	5,096	45,813
*Biglari Holdings, Inc., Class B	93	16,108
*BJ’s Restaurants, Inc.	2,782	90,526
#Bloomin’ Brands, Inc.	16,002	396,370
Bluegreen Vacations Holding Corp.	1,120	32,245
*Booking Holdings, Inc.	6,235	16,749,143
*Boot Barn Holdings, Inc.	4,972	360,321
BorgWarner, Inc.	37,089	1,785,094
#*Bowlero Corp.	619	9,056
Boyd Gaming Corp.	10,642	738,555
*Bright Horizons Family Solutions, Inc.	8,700	662,244
*Brinker International, Inc.	10,729	428,302
Brunswick Corp.	10,931	926,839
Buckle, Inc. (The)	4,712	157,993
Build-A-Bear Workshop, Inc.	3,722	86,350
*Burlington Stores, Inc.	9,702	1,870,643
*Caesars Entertainment, Inc.	32,179	1,457,387
Caleres, Inc.	5,187	118,264
*Capri Holdings, Ltd.	20,868	866,022
#*CarMax, Inc.	24,890	1,743,047
#*Carnival Corp.	103,828	956,256
*CarParts.com, Inc.	11,074	52,491

3

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Carriage Services, Inc.	2,167	$62,215
Carter’s, Inc.	5,639	393,433
Cato Corp. (The), Class A	2,672	22,044
*Cavco Industries, Inc.	1,157	347,355
Century Communities, Inc.	3,684	248,081
#Cheesecake Factory, Inc. (The)	8,831	297,516
*Chegg, Inc.	16,984	305,372
#*Chewy, Inc., Class A	13,278	411,751
*Chico’s FAS, Inc.	21,085	106,268
*Children’s Place, Inc. (The)	1,918	56,849
*Chipotle Mexican Grill, Inc.	4,097	8,471,039
#Choice Hotels International, Inc.	5,483	699,192
Churchill Downs, Inc.	5,173	1,513,258
*Chuy’s Holdings, Inc.	1,481	51,657
*Citi Trends, Inc.	2,530	43,668
Clarus Corp.	2,746	26,719
Columbia Sportswear Co.	4,394	367,075
*Conn’s, Inc.	2,501	11,955
*Container Store Group, Inc. (The)	6,300	19,467
*Coursera, Inc.	5,270	65,559
#Cracker Barrel Old Country Store, Inc.	4,185	444,280
*Crocs, Inc.	9,602	1,187,479
*Culp, Inc.	1,492	8,146
Dana, Inc.	18,305	270,731
Darden Restaurants, Inc.	18,750	2,848,687
*Dave & Buster’s Entertainment, Inc.	6,446	228,575
*Deckers Outdoor Corp.	4,300	2,061,162
*Denny’s Corp.	8,748	98,065
Designer Brands, Inc., Class A	8,875	72,686
*Destination XL Group, Inc.	12,129	53,246
Dick’s Sporting Goods, Inc.	8,691	1,260,282
#Dillard’s, Inc., Class A	1,953	582,756
Dine Brands Global, Inc.	1,941	126,029
Domino’s Pizza, Inc.	5,683	1,804,182
#*DoorDash, Inc., Class A	30,073	1,840,167
Dorman Products, Inc.	3,820	329,131
DR Horton, Inc.	54,922	6,031,534
*DraftKings, Inc.	56,045	1,227,946
*Duluth Holdings, Inc., Class B	6,700	41,942
#*Dutch Bros, Inc., Class A	493	15,357
eBay, Inc.	102,882	4,776,811
El Pollo Loco Holdings, Inc.	3,290	30,663
Ethan Allen Interiors, Inc.	4,714	131,662
*Etsy, Inc.	18,015	1,820,055
#*European Wax Center, Inc., Class A	7,691	144,898
*Everi Holdings, Inc.	11,576	175,955
*Expedia Group, Inc.	19,807	1,861,066
*Fiesta Restaurant Group, Inc.	2,072	16,638
*First Watch Restaurant Group, Inc.	255	4,100
*Five Below, Inc.	8,750	1,726,900
#*Floor & Decor Holdings, Inc., Class A	17,052	1,693,946
#Foot Locker, Inc.	15,542	652,609
Ford Motor Co.	590,828	7,019,037
*Fossil Group, Inc.	3,528	11,854
*Fox Factory Holding Corp.	6,466	716,885
#Franchise Group, Inc.	3,578	104,656
*Frontdoor, Inc.	12,030	329,141
#*GameStop Corp., Class A	31,070	599,340

4

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Gap, Inc. (The)	26,768	$256,973
Garmin, Ltd.	20,505	2,012,976
General Motors Co.	205,660	6,795,006
*Genesco, Inc.	1,500	51,990
Gentex Corp.	37,434	1,032,804
*Gentherm, Inc.	4,552	271,527
Genuine Parts Co.	21,494	3,617,655
*G-III Apparel Group, Ltd.	5,881	92,332
*Goodyear Tire & Rubber Co. (The)	40,036	427,184
*GoPro, Inc., Class A	16,510	70,663
Graham Holdings Co., Class B	463	266,489
*Grand Canyon Education, Inc.	6,327	751,015
*Green Brick Partners, Inc.	2,883	107,449
Group 1 Automotive, Inc.	2,777	623,381
*GrowGeneration Corp.	6,930	23,701
#Guess?, Inc.	5,581	105,202
H&R Block, Inc.	22,746	771,317
#Hanesbrands, Inc.	40,736	213,457
Harley-Davidson, Inc.	20,164	748,084
Hasbro, Inc.	19,805	1,172,852
Haverty Furniture Cos., Inc.	1,700	51,238
*Helen of Troy, Ltd.	3,392	340,353
Hibbett, Inc.	2,888	156,905
*Hilton Grand Vacations, Inc.	12,514	535,599
Hilton Worldwide Holdings, Inc.	45,117	6,497,750
Home Depot, Inc. (The)	165,651	49,784,752
Hooker Furnishings Corp.	3,546	56,062
*Hovnanian Enterprises, Inc., Class A	1,461	107,778
*Hyatt Hotels Corp., Class A	7,172	819,760
Installed Building Products, Inc.	3,723	462,657
International Game Technology PLC	7,805	219,633
#*iRobot Corp.	3,683	144,852
#Jack in the Box, Inc.	3,400	315,146
Johnson Outdoors, Inc., Class A	1,187	68,846
KB Home	9,869	432,460
Kohl’s Corp.	16,193	356,732
Kontoor Brands, Inc.	7,261	327,979
#Krispy Kreme, Inc.	5,440	83,667
*Kura Sushi USA, Inc., Class A	137	9,442
Lakeland Industries, Inc.	1,000	12,050
*Lands’ End, Inc.	1,303	9,342
*Las Vegas Sands Corp.	52,739	3,367,385
Laureate Education, Inc.	22,828	282,839
La-Z-Boy, Inc.	6,634	190,595
LCI Industries	3,375	381,240
Lear Corp.	8,804	1,123,919
*Legacy Housing Corp.	2,087	45,079
Leggett & Platt, Inc.	19,715	636,992
Lennar Corp., Class A	41,067	4,632,768
Lennar Corp., Class B	1,957	191,434
*Leslie’s, Inc.	21,141	229,380
Levi Strauss & Co., Class A	8,559	123,763
*LGI Homes, Inc.	2,954	350,935
#*Life Time Group Holdings, Inc.	4,689	97,484
Lifetime Brands, Inc.	300	1,470
*Light & Wonder, Inc.	5,171	311,760
*Lincoln Educational Services Corp.	4,549	26,521
Lithia Motors, Inc.	3,621	799,843

5

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
LKQ Corp.	38,872	$2,244,081
*Lovesac Co. (The)	1,151	30,260
Lowe’s Cos., Inc.	102,638	21,331,256
*Lululemon Athletica, Inc.	18,059	6,861,156
*M/I Homes, Inc.	2,750	186,010
Macy’s, Inc.	42,997	702,571
*Malibu Boats, Inc., Class A	3,984	226,092
Marine Products Corp.	1,049	14,445
*MarineMax, Inc.	6,723	195,774
Marriott International, Inc., Class A	40,663	6,885,872
Marriott Vacations Worldwide Corp.	5,441	732,141
*MasterCraft Boat Holdings, Inc.	1,758	51,457
*Mattel, Inc.	54,074	973,332
McDonald’s Corp.	118,229	34,966,227
MDC Holdings, Inc.	9,290	380,611
Meritage Homes Corp.	3,700	473,785
MGM Resorts International	54,546	2,450,206
*Modine Manufacturing Co.	6,019	125,857
*Mohawk Industries, Inc.	6,995	740,770
Monarch Casino & Resort, Inc.	1,845	127,969
Monro, Inc.	4,856	237,361
*Motorcar Parts of America, Inc.	2,528	12,311
Movado Group, Inc.	2,287	58,593
Murphy USA, Inc.	4,302	1,184,039
Nathan’s Famous, Inc.	509	37,997
*National Vision Holdings, Inc.	13,016	273,857
Newell Brands, Inc.	58,084	705,721
NIKE, Inc., Class B	197,891	25,076,747
*Noodles & Co.	4,276	21,123
#Nordstrom, Inc.	10,279	158,913
#*Norwegian Cruise Line Holdings, Ltd.	58,194	776,890
*NVR, Inc.	490	2,861,600
*ODP Corp. (The)	6,232	269,285
*Ollie’s Bargain Outlet Holdings, Inc.	7,467	487,222
*ONE Group Hospitality, Inc. (The)	1,341	10,500
*OneSpaWorld Holdings, Ltd.	5,493	65,916
#*OneWater Marine, Inc.	2,070	54,648
*O’Reilly Automotive, Inc.	10,411	9,550,114
Oxford Industries, Inc.	1,742	179,757
Papa John’s International, Inc.	5,188	388,011
Patrick Industries, Inc.	2,586	177,477
#*Penn Entertainment, Inc.	17,275	514,622
Penske Automotive Group, Inc.	4,700	651,326
*Perdoceo Education Corp.	10,777	139,885
#*Petco Health & Wellness Co., Inc.	8,450	84,162
#PetMed Express, Inc.	2,200	33,814
*Planet Fitness, Inc., Class A	13,004	1,081,153
*Playa Hotels & Resorts NV	20,467	190,548
#Polaris, Inc.	7,691	835,627
Pool Corp.	5,850	2,055,222
*Potbelly Corp.	12,634	132,404
PulteGroup, Inc.	34,436	2,312,377
#Purple Innovation, Inc.	4,771	14,170
PVH Corp.	9,606	824,291
Ralph Lauren Corp.	6,100	700,219
RCI Hospitality Holdings, Inc.	1,000	74,900
Red Rock Resorts, Inc., Class A	8,652	422,218
*Revolve Group, Inc.	3,336	68,888

6

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*RH	2,471	$630,426
Rocky Brands, Inc.	231	6,750
Ross Stores, Inc.	56,135	5,991,289
*Royal Caribbean Cruises, Ltd.	33,774	2,209,833
Ruth’s Hospitality Group, Inc.	4,284	69,229
*Sally Beauty Holdings, Inc.	17,730	252,298
*SeaWorld Entertainment, Inc.	4,484	240,611
Service Corp. International	24,590	1,725,972
*Shake Shack, Inc., Class A	4,338	237,766
Shoe Carnival, Inc.	1,542	35,851
Signet Jewelers, Ltd.	5,980	440,008
*Six Flags Entertainment Corp.	9,352	226,973
*Skechers USA, Inc., Class A	19,004	1,010,823
*Skyline Champion Corp.	7,666	568,587
*Sleep Number Corp.	5,542	124,972
Smith & Wesson Brands, Inc.	5,455	65,569
Sonic Automotive, Inc., Class A	4,001	178,124
*Sonos, Inc.	17,165	362,868
*Sportsman’s Warehouse Holdings, Inc.	3,244	20,178
Standard Motor Products, Inc.	2,583	93,014
Starbucks Corp.	168,946	19,308,838
Steven Madden, Ltd.	10,374	363,505
#*Stitch Fix, Inc., Class A	7,675	26,172
*Stoneridge, Inc.	3,400	64,022
Strategic Education, Inc.	3,690	324,720
*Strattec Security Corp.	411	7,973
*Stride, Inc.	6,182	265,579
Superior Group of Cos., Inc.	324	2,527
#*Sweetgreen, Inc., Class A	2,490	19,771
Tapestry, Inc.	38,593	1,574,980
*Target Hospitality Corp.	496	6,255
*Taylor Morrison Home Corp.	15,718	677,289
Tempur Sealy International, Inc.	25,139	941,958
*Tesla, Inc.	370,530	60,881,784
Texas Roadhouse, Inc.	9,341	1,033,301
#Thor Industries, Inc.	8,193	647,411
*Tile Shop Holdings, Inc.	2,588	12,138
*Tilly’s, Inc., Class A	6,627	49,769
TJX Cos, Inc. (The)	196,667	15,501,293
Toll Brothers, Inc.	16,702	1,067,425
*TopBuild Corp.	4,853	1,094,254
*Topgolf Callaway Brands Corp.	17,907	396,998
Tractor Supply Co.	18,139	4,324,338
Travel + Leisure Co.	12,911	494,104
*TravelCenters of America, Inc.	470	40,481
*Tri Pointe Homes, Inc.	15,179	435,334
*Ulta Beauty, Inc.	8,338	4,597,823
*Under Armour, Inc., Class A	22,668	201,065
*Under Armour, Inc., Class C	21,812	175,368
*Unifi, Inc.	1,766	15,505
*Universal Electronics, Inc.	1,700	17,085
*Universal Technical Institute, Inc.	2,633	18,589
Upbound Group, Inc.	7,510	200,217
*Urban Outfitters, Inc.	12,605	341,091
Vail Resorts, Inc.	6,242	1,501,326
Valvoline, Inc.	24,779	856,114
VF Corp.	41,300	970,963
#*Victoria’s Secret & Co.	10,209	316,581

7

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Vista Outdoor, Inc.	7,415	$178,701
*Visteon Corp.	4,605	646,496
#*Vizio Holding Corp., Class A	5,810	49,792
#*VOXX International Corp.	2,545	32,500
Wendy’s Co. (The)	26,971	596,059
#Whirlpool Corp.	8,768	1,223,925
#Williams-Sonoma, Inc.	11,164	1,351,291
Wingstop, Inc.	4,405	881,485
Winmark Corp.	300	100,176
Winnebago Industries, Inc.	5,624	326,979
Wolverine World Wide, Inc.	10,977	183,755
#*WW International, Inc.	1,817	15,172
Wyndham Hotels & Resorts, Inc.	13,672	932,704
*Wynn Resorts, Ltd.	13,171	1,505,182
*XPEL, Inc.	2,180	159,271
#*YETI Holdings, Inc.	11,715	462,157
Yum! Brands, Inc.	47,536	6,682,611
*Zumiez, Inc.	2,400	41,964

TOTAL CONSUMER DISCRETIONARY		639,591,772

CONSUMER STAPLES — (7.0%)
Albertsons Cos., Inc., Class A	13,398	280,018
Alico, Inc.	691	16,280
Altria Group, Inc.	239,430	11,375,319
Andersons, Inc. (The)	6,565	293,455
Archer-Daniels-Midland Co.	83,114	6,489,541
#B&G Foods, Inc.	7,358	118,022
*Beauty Health Co. (The)	1,554	17,809
*BellRing Brands, Inc.	20,086	722,895
*BJ’s Wholesale Club Holdings, Inc.	20,496	1,565,280
*Boston Beer Co., Inc. (The), Class A	1,385	439,751
Brown-Forman Corp., Class A	8,944	589,231
Brown-Forman Corp., Class B	45,979	2,992,773
#Bunge, Ltd.	20,882	1,954,555
Calavo Growers, Inc.	2,560	81,818
Cal-Maine Foods, Inc.	6,292	298,870
Campbell Soup Co.	27,125	1,472,887
Casey’s General Stores, Inc.	5,867	1,342,487
#*Celsius Holdings, Inc.	5,637	538,728
*Central Garden & Pet Co.	1,175	43,287
*Central Garden & Pet Co., Class A	5,927	209,401
*Chefs’ Warehouse, Inc. (The)	5,482	182,331
Church & Dwight Co., Inc.	37,242	3,616,943
#Clorox Co. (The)	18,848	3,121,606
Coca-Cola Co. (The)	660,923	42,398,210
Coca-Cola Consolidated, Inc.	905	533,461
Colgate-Palmolive Co.	126,049	10,058,710
Conagra Brands, Inc.	67,453	2,560,516
Constellation Brands, Inc., Class A	24,342	5,585,759
Costco Wholesale Corp.	69,971	35,210,807
*Coty, Inc., Class A	46,968	557,510
*Darling Ingredients, Inc.	25,718	1,532,021
Dollar General Corp.	34,361	7,609,587
*Dollar Tree, Inc.	35,906	5,519,111
*Duckhorn Portfolio, Inc. (The)	3,959	59,781
Edgewell Personal Care Co.	7,039	307,393
*elf Beauty, Inc.	6,382	591,994
Energizer Holdings, Inc.	8,711	291,209
Estee Lauder Cos, Inc. (The)	36,821	9,084,477

8

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*Farmer Bros. Co.	2,014	$5,740
Flowers Foods, Inc.	29,880	821,999
Fresh Del Monte Produce, Inc.	5,207	149,493
#*Freshpet, Inc.	5,633	388,508
General Mills, Inc.	91,609	8,119,306
*Grocery Outlet Holding Corp.	5,173	154,052
*Hain Celestial Group, Inc. (The)	13,616	244,135
*Herbalife, Ltd.	14,567	216,466
Hershey Co. (The)	21,053	5,748,732
*HF Foods Group, Inc.	1,992	7,809
Hormel Foods Corp.	43,086	1,742,398
*Hostess Brands, Inc.	18,815	484,674
Ingles Markets, Inc., Class A	2,877	264,799
Ingredion, Inc.	9,617	1,021,037
Inter Parfums, Inc.	3,030	459,924
J & J Snack Foods Corp.	1,999	306,247
J M Smucker Co. (The)	15,042	2,322,635
John B Sanfilippo & Son, Inc.	1,301	135,239
Kellogg Co.	37,036	2,584,002
Keurig Dr Pepper, Inc.	109,516	3,581,173
Kimberly-Clark Corp.	50,687	7,344,039
Kraft Heinz Co. (The)	103,853	4,078,307
Kroger Co. (The)	114,054	5,546,446
Lamb Weston Holdings, Inc.	21,396	2,392,287
Lancaster Colony Corp.	3,102	648,690
Lifevantage Corp.	17,084	56,377
McCormick & Co., Inc.	39,073	3,432,563
McCormick & Co., Inc.	1,214	105,254
Medifast, Inc.	2,079	190,540
MGP Ingredients, Inc.	2,580	254,594
*Mission Produce, Inc.	3,944	44,922
Molson Coors Beverage Co., Class B	27,404	1,629,990
Mondelez International, Inc., Class A	223,609	17,155,282
*Monster Beverage Corp.	121,272	6,791,232
*National Beverage Corp.	2,098	104,271
*Natural Alternatives International, Inc.	709	6,317
Natural Grocers by Vitamin Cottage, Inc.	835	9,010
*Nature’s Sunshine Products, Inc.	1,457	15,969
Nu Skin Enterprises, Inc., Class A	7,667	302,540
Oil-Dri Corp. of America	641	27,166
PepsiCo., Inc.	226,994	43,330,885
*Performance Food Group Co.	24,467	1,533,836
Philip Morris International, Inc.	243,711	24,363,789
*Pilgrim’s Pride Corp.	8,443	192,585
*Post Holdings, Inc.	8,560	774,594
PriceSmart, Inc.	3,576	263,480
Procter & Gamble Co. (The)	386,232	60,398,960
Reynolds Consumer Products, Inc.	7,832	219,531
*Rocky Mountain Chocolate Factory, Inc.	1,316	7,080
Seaboard Corp.	30	118,232
*Seneca Foods Corp., Class A	500	23,800
*Simply Good Foods Co. (The)	11,326	411,927
*Sovos Brands, Inc.	1,917	32,877
SpartanNash Co.	7,125	174,705
Spectrum Brands Holdings, Inc.	7,204	479,066
*Sprouts Farmers Market, Inc.	13,650	473,109
Sysco Corp.	80,666	6,190,309
Target Corp.	72,632	11,457,698

9

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Tootsie Roll Industries, Inc.	2,669	$109,109
*TreeHouse Foods, Inc.	5,686	302,779
Turning Point Brands, Inc.	1,177	28,001
Tyson Foods, Inc., Class A	43,016	2,688,070
*United Natural Foods, Inc.	8,628	235,286
United-Guardian, Inc.	600	5,778
Universal Corp.	5,793	317,978
*US Foods Holding Corp.	30,361	1,165,862
*USANA Health Sciences, Inc.	1,600	106,192
#Utz Brands, Inc.	5,099	96,422
Vector Group, Ltd.	13,895	177,022
Village Super Market, Inc., Class A	800	17,512
*Vital Farms, Inc.	4,458	57,419
Walgreens Boots Alliance, Inc.	113,947	4,016,632
Walmart, Inc.	234,594	35,416,656
#WD-40 Co.	1,865	355,096
Weis Markets, Inc.	1,930	159,206
*Whole Earth Brands, Inc.	4,816	11,558

TOTAL CONSUMER STAPLES		434,271,038

ENERGY — (4.8%)
Adams Resources & Energy, Inc.	300	11,430
#*Amplify Energy Corp.	2,152	14,870
Antero Midstream Corp.	45,781	492,604
*Antero Resources Corp.	41,276	948,935
APA Corp.	49,366	1,819,137
Arch Resources, Inc.	2,805	342,911
Archrock, Inc.	24,769	254,873
Ardmore Shipping Corp.	3,736	54,882
Baker Hughes Co.	153,081	4,476,088
Berry Corp.	4,368	33,372
*Bristow Group, Inc.	1,733	38,767
Cactus, Inc., Class A	7,988	323,354
California Resources Corp.	6,842	277,101
#*Callon Petroleum Co.	6,523	216,172
*Centrus Energy Corp., Class A	1,550	45,415
ChampionX Corp.	30,243	818,980
Cheniere Energy, Inc.	36,863	5,640,039
#Chesapeake Energy Corp.	16,699	1,380,673
Chevron Corp.	296,333	49,955,817
Chord Energy Corp.	4,798	682,899
#Civitas Resources, Inc.	3,848	265,704
*Clean Energy Fuels Corp.	31,610	134,975
*CNX Resources Corp.	26,507	411,654
#Comstock Resources, Inc.	16,731	192,407
ConocoPhillips	205,542	21,148,216
CONSOL Energy, Inc.	5,749	341,146
Core Laboratories NV	5,093	114,643
Coterra Energy, Inc.	121,478	3,109,837
CVR Energy, Inc.	5,143	135,467
Delek US Holdings, Inc.	9,833	213,868
*Denbury, Inc.	7,257	677,659
Devon Energy Corp.	99,452	5,313,720
DHT Holdings, Inc.	18,236	173,060
Diamondback Energy, Inc.	28,389	4,036,916
*DMC Global, Inc.	1,146	21,705
Dorian LPG, Ltd.	6,701	148,896
*Dril-Quip, Inc.	4,508	122,978
DT Midstream, Inc.	14,499	714,366

10

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
#*Earthstone Energy, Inc., Class A	2,090	$28,340
EnLink Midstream LLC	40,639	398,669
EOG Resources, Inc.	93,195	11,134,007
Epsilon Energy, Ltd.	3,586	19,221
EQT Corp.	48,782	1,699,565
Equitrans Midstream Corp.	55,498	285,815
Evolution Petroleum Corp.	4,996	32,924
*Expro Group Holdings NV	7,164	142,492
Exxon Mobil Corp.	664,794	78,671,722
*Forum Energy Technologies, Inc.	763	16,908
*Geospace Technologies Corp.	21,600	155,952
*Green Plains, Inc.	8,979	306,812
*Gulf Island Fabrication, Inc.	3,010	10,475
*Gulfport Energy Corp.	2,720	246,051
*Hallador Energy Co.	5,486	44,107
Halliburton Co.	149,029	4,880,700
*Helix Energy Solutions Group, Inc.	38,031	275,725
Helmerich & Payne, Inc.	16,296	540,375
Hess Corp.	41,803	6,063,943
HF Sinclair Corp.	25,168	1,110,161
International Seaways, Inc.	5,431	216,262
Kinder Morgan, Inc.	309,988	5,316,294
#Kinetik Holdings, Inc.	1,286	39,609
*Kosmos Energy, Ltd.	61,543	393,875
*Laredo Petroleum, Inc.	2,566	119,396
Liberty Energy, Inc.	20,646	264,475
Magnolia Oil & Gas Corp., Class A	23,917	505,127
*Mammoth Energy Services, Inc.	700	2,583
Marathon Oil Corp.	101,063	2,441,682
Marathon Petroleum Corp.	84,536	10,313,392
Matador Resources Co.	18,081	886,511
Murphy Oil Corp.	20,664	758,575
*Nabors Industries, Ltd.	1,140	113,704
NACCO Industries, Inc., Class A	287	10,366
*National Energy Services Reunited Corp.	5,060	15,433
#New Fortress Energy, Inc.	11,188	338,885
*Newpark Resources, Inc.	18,400	73,600
*NexTier Oilfield Solutions, Inc.	24,377	196,966
*Noble Corp. PLC	13,727	527,803
Nordic American Tankers, Ltd.	24,855	87,738
Northern Oil and Gas, Inc.	9,841	326,426
NOV, Inc.	59,451	995,804
Occidental Petroleum Corp.	133,457	8,211,609
*Oceaneering International, Inc.	25,562	453,214
*Oil States International, Inc.	5,384	37,903
ONEOK, Inc.	72,682	4,754,130
*Overseas Shipholding Group, Inc., Class A	7,426	28,516
Ovintiv, Inc.	37,484	1,352,423
*Par Pacific Holdings, Inc.	5,882	137,815
Patterson-UTI Energy, Inc.	32,521	363,910
PBF Energy, Inc., Class A	14,474	504,564
PDC Energy, Inc.	13,254	862,173
*Peabody Energy Corp.	15,725	377,715
Permian Resources Corp.	31,229	326,343
Phillips 66	71,314	7,060,086
Pioneer Natural Resources Co.	35,273	7,673,641
*ProPetro Holding Corp.	19,702	136,732
Range Resources Corp.	38,413	1,016,024

11

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Ranger Energy Services, Inc.	1,278	$14,314
Ranger Oil Corp.	1,547	63,736
*REX American Resources Corp.	2,794	79,042
RPC, Inc.	7,405	54,723
*SandRidge Energy, Inc.	3,243	45,953
Schlumberger, Ltd.	220,910	10,901,909
Scorpio Tankers, Inc.	7,425	387,956
*SEACOR Marine Holdings, Inc.	2,211	18,440
Select Energy Services, Inc., Class A	5,622	41,772
SFL Corp., Ltd.	28,828	262,047
#*SilverBow Resources, Inc.	874	20,845
Sitio Royalties Corp., Class A	10,987	278,960
SM Energy Co.	17,506	491,569
Solaris Oilfield Infrastructure, Inc., Class A	5,100	39,168
*Southwestern Energy Co.	116,073	602,419
*Talos Energy, Inc.	7,026	95,764
Targa Resources Corp.	32,394	2,446,719
*TechnipFMC PLC	57,435	786,285
*Teekay Corp.	28,768	162,539
*Teekay Tankers, Ltd., Class A	4,974	201,397
*TETRA Technologies, Inc.	9,840	28,044
Texas Pacific Land Corp.	679	1,003,324
*Tidewater, Inc.	6,366	286,661
#*Transocean, Ltd.	100,114	590,673
*US Silica Holdings, Inc.	15,525	202,601
*Valaris, Ltd.	3,130	187,800
Valero Energy Corp.	60,267	6,910,817
Vitesse Energy, Inc.	2,944	54,170
*W&T Offshore, Inc.	9,138	39,933
*Weatherford International PLC	8,173	528,221
Williams Cos, Inc. (The)	187,321	5,668,334
World Fuel Services Corp.	8,836	208,883

TOTAL ENERGY		301,115,822

FINANCIALS — (13.7%)
1st Source Corp.	3,103	129,333
*Acacia Research Corp.	1,648	6,345
#ACNB Corp.	323	9,797
Affiliated Managers Group, Inc.	5,864	846,644
#*Affirm Holdings, Inc.	4,477	44,143
Aflac, Inc.	93,226	6,511,836
Allstate Corp. (The)	41,846	4,844,093
Ally Financial, Inc.	50,608	1,335,039
#Amalgamated Financial Corp.	1,510	24,583
A-Mark Precious Metals, Inc.	3,006	107,615
*Ambac Financial Group, Inc.	3,933	62,731
Amerant Bancorp, Inc.	3,292	61,231
American Equity Investment Life Holding Co.	11,056	426,098
American Express Co.	105,190	16,971,355
American Financial Group, Inc.	11,300	1,386,849
American International Group, Inc.	118,784	6,300,303
American National Bankshares, Inc.	305	8,811
Ameriprise Financial, Inc.	17,729	5,409,472
Ameris BanCorp	8,847	296,375
AMERISAFE, Inc.	2,573	143,187
AmeriServ Financial, Inc.	100	291
Ames National Corp.	1,511	29,102
Aon PLC, Class A	36,548	11,884,679
Apollo Global Management, Inc.	62,878	3,985,836

12

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Arch Capital Group, Ltd.	57,609	$4,324,708
Ares Management Corp., Class A	24,121	2,112,758
Argo Group International Holdings, Ltd.	4,666	137,227
Arrow Financial Corp.	1,156	24,958
Arthur J Gallagher & Co.	32,953	6,856,201
Artisan Partners Asset Management, Inc., Class A	9,145	317,057
*AssetMark Financial Holdings, Inc.	3,248	99,649
Associated Banc-Corp.	23,129	412,390
Assurant, Inc.	8,591	1,057,810
Assured Guaranty, Ltd.	12,450	670,682
Atlantic Union Bankshares Corp.	10,882	311,443
#*Atlanticus Holdings Corp.	879	25,632
*AvidXchange Holdings, Inc.	7,268	54,001
Axis Capital Holdings, Ltd.	11,956	675,992
*Axos Financial, Inc.	7,386	300,389
#B. Riley Financial, Inc.	1,504	47,376
Banc of California, Inc.	7,007	79,529
BancFirst Corp.	2,555	204,119
*Bancorp, Inc. (The)	7,159	228,444
Bank of America Corp.	1,147,818	33,608,111
Bank of Hawaii Corp.	5,506	266,656
Bank of Marin BanCorp	1,842	32,474
Bank of New York Mellon Corp. (The)	126,371	5,382,141
Bank of NT Butterfield & Son, Ltd. (The)	8,215	211,372
Bank of South Carolina Corp.	451	6,404
Bank of the James Financial Group, Inc.	356	3,407
Bank OZK	16,080	574,378
BankUnited, Inc.	12,160	274,208
Bankwell Financial Group, Inc.	1,302	30,285
Banner Corp.	5,257	262,429
Bar Harbor Bankshares	707	17,534
BayCom Corp.	2,215	36,946
BCB BanCorp, Inc.	5,521	65,148
*Berkshire Hathaway, Inc., Class B	296,416	97,387,477
Berkshire Hills BanCorp, Inc.	11,499	244,584
BGC Partners, Inc., Class A	43,217	195,773
BlackRock, Inc.	23,868	16,020,202
Blackstone, Inc.	107,578	9,609,943
*Block, Inc.	66,896	4,066,608
*Blucora, Inc.	5,747	145,801
*Blue Foundry Bancorp	2,647	25,464
Blue Ridge Bankshares, Inc.	807	7,804
BOK Financial Corp.	4,644	389,492
Bread Financial Holdings, Inc.	9,745	268,962
*Bridgewater Bancshares, Inc.	805	8,010
#*Brighthouse Financial, Inc.	10,503	464,233
Brightsphere Investment Group, Inc.	5,289	119,426
Brookline BanCorp, Inc.	13,298	126,863
Brown & Brown, Inc.	34,624	2,229,439
*BRP Group, Inc., Class A	4,870	122,675
Business First Bancshares, Inc.	989	15,250
Byline Bancorp, Inc.	1,960	37,926
C&F Financial Corp.	424	22,578
Cadence Bank	27,033	546,607
*California BanCorp	502	8,865
Cambridge Bancorp	800	41,320
Camden National Corp.	980	31,311
*Cannae Holdings, Inc.	14,502	264,516

13

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Cantaloupe, Inc.	3,719	$20,492
Capital Bancorp, Inc.	898	15,131
Capital City Bank Group, Inc.	1,069	32,562
Capital One Financial Corp.	61,764	6,009,637
Capitol Federal Financial, Inc.	22,219	137,758
Capstar Financial Holdings, Inc.	500	6,690
Carlyle Group, Inc. (The)	19,699	597,471
*Carter Bankshares, Inc.	2,013	25,867
Cass Information Systems, Inc.	1,475	53,955
Cathay General BanCorp	10,048	320,230
Cboe Global Markets, Inc.	15,682	2,190,775
Central Pacific Financial Corp.	4,331	68,776
Central Valley Community Bancorp	818	11,943
CF Bankshares, Inc.	36	610
Charles Schwab Corp. (The)	227,572	11,888,361
Chemung Financial Corp.	931	37,380
Chubb, Ltd.	59,221	11,936,585
Cincinnati Financial Corp.	21,018	2,237,156
Citigroup, Inc.	276,245	13,002,852
Citizens & Northern Corp.	491	9,378
Citizens Community BanCorp, Inc.	600	6,048
Citizens Financial Group, Inc.	70,445	2,179,568
Citizens Holding Co.	244	3,133
#*Citizens, Inc.	4,015	7,508
City Holding Co.	2,102	191,681
Civista Bancshares, Inc.	700	11,109
CME Group, Inc.	54,731	10,167,378
CNA Financial Corp.	4,268	166,068
CNB Financial Corp.	280	5,253
CNO Financial Group, Inc.	17,603	395,011
*Coastal Financial Corp.	1,064	38,570
Codorus Valley BanCorp, Inc.	459	9,024
Cohen & Steers, Inc.	3,656	219,579
#*Coinbase Global, Inc., Class A	10,437	561,406
Columbia Banking System, Inc.	30,963	661,370
#*Columbia Financial, Inc.	4,380	73,496
Comerica, Inc.	20,157	874,209
Commerce Bancshares, Inc.	17,931	1,001,446
Community Bank System, Inc.	7,925	395,933
Community Financial Corp. (The)	435	13,267
Community Trust BanCorp, Inc.	1,842	66,330
Community West Bancshares	743	9,332
ConnectOne BanCorp, Inc.	8,518	134,414
#*Consumer Portfolio Services, Inc.	1,025	10,670
Crawford & Co., Class A	3,717	33,565
Crawford & Co., Class B	1,800	14,670
#*Credit Acceptance Corp.	1,078	527,681
*CrossFirst Bankshares, Inc.	1,414	14,182
Cullen/Frost Bankers, Inc.	9,276	1,022,679
*Customers BanCorp, Inc.	6,381	139,361
CVB Financial Corp.	18,923	283,277
Diamond Hill Investment Group, Inc.	388	62,903
Dime Community Bancshares, Inc.	7,914	163,028
Discover Financial Services	42,445	4,391,784
Donegal Group, Inc., Class A	1,374	19,346
*Donnelley Financial Solutions, Inc.	3,430	148,347
Eagle BanCorp, Inc.	4,977	124,923
East West Bancorp, Inc.	22,661	1,171,347

14

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Eastern Bankshares, Inc.	21,894	$255,065
*eHealth, Inc.	1,898	11,388
Employers Holdings, Inc.	5,100	201,909
#Enact Holdings, Inc.	2,906	70,151
*Encore Capital Group, Inc.	5,600	287,728
*Enova International, Inc.	6,037	265,145
*Enstar Group, Ltd.	1,986	477,832
Enterprise Bancorp, Inc.	472	13,612
Enterprise Financial Services Corp.	5,796	247,837
Equitable Holdings, Inc.	59,499	1,546,379
Equity Bancshares, Inc., Class A	1,346	31,698
Erie Indemnity Co., Class A	4,117	894,748
Esquire Financial Holdings, Inc.	301	11,637
Essa BanCorp, Inc.	707	11,376
Essent Group, Ltd.	16,895	717,531
*Euronet Worldwide, Inc.	8,136	900,981
Evans BanCorp, Inc.	320	9,872
Evercore, Inc.	5,612	640,161
Everest Re Group, Ltd.	5,734	2,167,452
EVERTEC, Inc.	10,756	373,126
*EZCORP, Inc., Class A	4,527	38,977
F&G Annuities & Life, Inc.	2,568	47,071
FactSet Research Systems, Inc.	5,831	2,400,564
#Farmers & Merchants BanCorp, Inc.	830	18,924
Farmers National Banc Corp.	332	3,881
FB Financial Corp.	5,134	151,094
Federal Agricultural Mortgage Corp., Class C	2,001	266,713
Federated Hermes, Inc.	14,987	620,312
Fidelity D&D Bancorp, Inc.	438	18,961
Fidelity National Financial, Inc.	38,646	1,371,547
Fidelity National Information Services, Inc.	90,244	5,299,128
Fifth Third Bancorp	106,031	2,778,012
Financial Institutions, Inc.	1,243	21,728
First American Financial Corp.	16,117	928,500
First BanCorp	26,765	314,489
First BanCorp, Inc. (The)	543	13,412
First Bancorp/Southern Pines NC	6,542	201,363
First Bancshares, Inc. (The)	2,721	68,297
#First Bank Hamilton NJ	746	7,244
First Busey Corp.	7,467	135,750
First Business Financial Services, Inc.	1,132	32,477
First Capital, Inc.	430	10,410
First Citizens BancShares, Inc., Class A	1,553	1,564,151
First Commonwealth Financial Corp.	15,318	191,169
First Community Bankshares, Inc.	1,700	39,797
First Financial BanCorp	13,746	284,542
First Financial Bankshares, Inc.	20,477	599,157
First Financial Corp/IN	1,135	39,214
First Hawaiian, Inc.	18,311	349,923
First Horizon Corp.	68,261	1,197,981
First Internet BanCorp	687	10,106
First Interstate BancSystem, Inc., Class A	14,095	360,691
First Merchants Corp.	8,580	250,364
First Mid Bancshares, Inc.	403	10,623
First National Corp.	116	1,688
First of Long Island Corp. (The)	194	2,270
*First Seacoast BanCorp, Inc.	106	907
First United Corp.	555	8,308

15

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*First Western Financial, Inc.	478	$8,489
FirstCash Holdings, Inc.	6,465	666,089
*Fiserv, Inc.	93,493	11,417,365
*FleetCor Technologies, Inc.	11,911	2,548,001
Flushing Financial Corp.	5,751	69,185
*Flywire Corp.	2,480	72,342
FNB Corp.	51,869	595,456
FNCB Bancorp, Inc.	784	4,939
Franklin Financial Services Corp.	327	9,490
#Franklin Resources, Inc.	42,424	1,140,357
FS BanCorp, Inc.	437	13,071
Fulton Financial Corp.	24,275	289,601
*FVCBankcorp, Inc.	750	7,208
*Genworth Financial, Inc.	72,193	419,441
#German American Bancorp, Inc.	3,718	108,082
Glacier BanCorp, Inc.	16,124	535,801
Global Payments, Inc.	42,521	4,792,542
Globe Life, Inc.	15,007	1,628,560
Goldman Sachs Group, Inc. (The)	50,494	17,341,659
*Goosehead Insurance, Inc., Class A	1,799	103,443
Great Southern BanCorp, Inc.	2,054	104,508
*Green Dot Corp., Class A	7,057	121,310
Greenhill & Co., Inc.	1,339	9,507
*Greenlight Capital Re, Ltd., Class A	6,000	58,680
Guaranty Bancshares, Inc.	371	8,945
Hamilton Lane, Inc., Class A	3,998	294,573
Hancock Whitney Corp.	13,776	503,100
Hanmi Financial Corp.	6,422	103,780
Hanover Insurance Group, Inc. (The)	5,063	605,332
HarborOne BanCorp, Inc.	4,108	44,161
Hartford Financial Services Group, Inc. (The)	50,931	3,615,592
Hawthorn Bancshares, Inc.	48	1,062
HBT Financial, Inc.	667	11,766
#HCI Group, Inc.	1,104	55,929
Heartland Financial USA, Inc.	5,611	182,694
Heritage Commerce Corp.	9,251	78,633
Heritage Financial Corp.	7,240	127,496
Hilltop Holdings, Inc.	10,005	310,355
#Hingham Institution For Savings (The)	76	14,787
HMN Financial, Inc.	512	9,277
Home BanCorp, Inc.	460	14,412
Home BancShares, Inc.	28,099	611,715
Home Federal Bancorp, Inc.	531	9,871
HomeStreet, Inc.	2,186	21,335
HomeTrust Bancshares, Inc.	1,062	22,164
Hope BanCorp, Inc.	28,125	255,937
Horace Mann Educators Corp.	10,845	339,232
Horizon BanCorp, Inc.	10,911	114,893
Houlihan Lokey, Inc.	6,673	609,779
Huntington Bancshares, Inc.	222,665	2,493,848
*I3 Verticals, Inc., Class A	1,976	45,942
Independent Bank Corp.	7,005	392,280
Independent Bank Corp./MI	3,273	58,325
Independent Bank Group, Inc.	5,035	183,173
Interactive Brokers Group, Inc.	15,214	1,184,410
Intercontinental Exchange, Inc.	82,422	8,978,228
International Bancshares Corp.	7,443	317,593
*International Money Express, Inc.	6,536	168,498

16

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Invesco, Ltd.	47,889	$820,339
Investar Holding Corp.	599	8,039
Investors Title Co.	100	14,878
Jack Henry & Associates, Inc.	11,406	1,863,056
#Jackson Financial, Inc., Class A	5,349	192,617
James River Group Holdings, Ltd.	9,785	190,514
Janus Henderson Group PLC	19,272	500,108
Jefferies Financial Group, Inc.	25,468	815,740
JPMorgan Chase & Co.	476,586	65,883,249
Kearny Financial Corp.	9,199	71,660
Kemper Corp.	9,195	447,337
KeyCorp.	137,182	1,544,669
Kinsale Capital Group, Inc.	3,211	1,049,066
KKR & Co., Inc.	75,522	4,007,953
Lakeland BanCorp, Inc.	7,029	100,796
Lakeland Financial Corp.	4,304	218,084
Landmark BanCorp, Inc.	430	8,707
Lazard, Ltd., Class A	995	31,144
LCNB Corp.	1,014	15,514
#*Lemonade, Inc.	2,601	28,195
*LendingClub Corp.	13,710	98,438
*LendingTree, Inc.	915	21,804
Lincoln National Corp.	23,956	520,564
Live Oak Bancshares, Inc.	3,916	92,261
Loews Corp.	31,990	1,841,664
LPL Financial Holdings, Inc.	11,888	2,482,690
Luther Burbank Corp.	891	8,055
M&T Bank Corp.	26,281	3,306,150
Macatawa Bank Corp.	886	8,284
Magyar Bancorp, Inc.	1,150	11,833
MainStreet Bancshares, Inc.	695	14,936
*Malvern Bancorp, Inc.	656	9,551
*Markel Corp.	1,844	2,523,569
MarketAxess Holdings, Inc.	5,764	1,835,085
*Marqeta, Inc., Class A	41,965	169,958
Marsh & McLennan Cos., Inc.	78,025	14,059,325
Mastercard, Inc., Class A	141,262	53,683,798
*MBIA, Inc.	8,503	85,540
Mercantile Bank Corp.	340	9,540
Merchants BanCorp	779	18,073
Mercury General Corp.	2,898	88,128
Meridian Corp.	676	6,321
MetLife, Inc.	98,846	6,062,225
#Metrocity Bankshares, Inc.	1,275	20,846
MGIC Investment Corp.	46,215	687,217
Mid Penn BanCorp, Inc.	587	13,278
Middlefield Banc Corp.	318	8,646
Midland States BanCorp, Inc.	5,490	109,800
MidWestOne Financial Group, Inc.	735	15,214
Moelis & Co., Class A	9,843	372,853
Moody’s Corp.	25,065	7,848,353
Morgan Stanley	215,532	19,391,414
Morningstar, Inc.	4,013	715,558
*Mr. Cooper Group, Inc.	5,941	275,068
MSCI, Inc.	13,085	6,312,858
Nasdaq, Inc.	52,023	2,880,514
National Bank Holdings Corp., Class A	4,747	150,955
National Bankshares, Inc.	365	11,027

17

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
National Western Life Group, Inc., Class A	450	$114,741
Navient Corp.	21,363	353,344
NBT BanCorp, Inc.	5,985	192,956
Nelnet, Inc., Class A	3,140	302,382
New York Community BanCorp, Inc.	132,295	1,414,234
*NI Holdings, Inc.	1,051	14,178
*Nicolet Bankshares, Inc.	1,763	101,038
*NMI Holdings, Inc., Class A	12,147	284,240
Northeast Bank	1,054	38,840
Northern Trust Corp.	29,351	2,294,074
Northfield BanCorp, Inc.	7,857	81,870
Northrim BanCorp, Inc.	600	20,730
Northwest Bancshares, Inc.	20,931	244,683
Norwood Financial Corp.	539	14,488
Oak Valley Bancorp	584	15,061
OceanFirst Financial Corp.	11,651	186,416
*Ocwen Financial Corp.	840	24,192
OFG BanCorp	9,423	240,946
Ohio Valley Banc Corp.	325	7,475
Old National Bancorp	32,094	430,381
Old Point Financial Corp.	440	9,504
Old Republic International Corp.	41,366	1,045,319
Old Second Bancorp, Inc.	3,188	39,181
OneMain Holdings, Inc.	17,848	684,828
OP Bancorp	923	8,390
#*Open Lending Corp., Class A	11,605	81,583
Oppenheimer Holdings, Inc., Class A	765	28,603
Origin BanCorp, Inc.	3,930	115,660
Orrstown Financial Services, Inc.	913	17,502
*Oscar Health, Inc., Class A	3,317	22,323
Pacific Premier BanCorp, Inc.	13,258	294,858
#PacWest BanCorp	6,701	68,015
*Palomar Holdings, Inc.	3,963	199,180
Park National Corp.	2,189	237,112
Parke BanCorp, Inc.	757	13,013
Pathward Financial, Inc.	6,148	273,770
*Patriot National BanCorp, Inc.	1,540	12,951
*PayPal Holdings, Inc.	172,158	13,084,008
#*Paysafe, Ltd.	3,097	44,473
PCB Bancorp	1,365	18,864
Peapack-Gladstone Financial Corp.	4,261	113,172
Penns Woods Bancorp, Inc.	878	20,449
PennyMac Financial Services, Inc.	5,609	350,506
Peoples BanCorp of North Carolina, Inc.	417	11,709
Peoples BanCorp, Inc.	5,819	151,643
Peoples Financial Services Corp.	303	12,226
Pinnacle Financial Partners, Inc.	10,641	577,061
*Pioneer Bancorp, Inc.	300	2,646
Piper Sandler Cos.	2,783	376,930
PJT Partners, Inc., Class A	2,713	186,573
PNC Financial Services Group, Inc. (The)	61,344	7,990,056
Popular, Inc.	11,409	684,654
*PRA Group, Inc.	5,822	211,164
Preferred Bank	3,633	174,675
Premier Financial Corp.	4,960	82,386
Primerica, Inc.	6,142	1,120,976
Primis Financial Corp.	1,017	9,000
Princeton BanCorp, Inc.	428	12,271

18

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Principal Financial Group, Inc.	36,710	$2,741,870
ProAssurance Corp.	7,130	128,055
*PROG Holdings, Inc.	7,970	240,933
Progressive Corp. (The)	91,932	12,539,525
Prosperity Bancshares, Inc.	12,614	789,889
Provident Financial Services, Inc.	10,572	184,799
Prudential Financial, Inc.	58,866	5,121,342
QCR Holdings, Inc.	3,448	142,747
Radian Group, Inc.	23,006	558,356
Raymond James Financial, Inc.	29,185	2,642,118
RBB Bancorp	627	7,800
Red River Bancshares, Inc.	50	2,300
Regional Management Corp.	133	3,559
Regions Financial Corp.	143,388	2,618,265
Reinsurance Group of America, Inc.	10,009	1,424,481
*Remitly Global, Inc.	2,974	49,963
RenaissanceRe Holdings, Ltd.	6,796	1,463,926
Renasant Corp.	10,902	306,564
*Repay Holdings Corp.	7,854	49,245
Republic BanCorp, Inc., Class A	805	31,636
#*Republic First Bancorp, Inc.	2,897	3,563
Richmond Mutual BanCorp, Inc.	1,806	18,042
Riverview BanCorp, Inc.	1,516	7,769
RLI Corp.	6,041	840,001
*Robinhood Markets, Inc., Class A	40,866	361,664
#*Rocket Cos., Inc., Class A	10,163	90,552
S&P Global, Inc.	54,127	19,625,368
S&T BanCorp, Inc.	7,666	211,045
Safety Insurance Group, Inc.	2,935	214,519
Salisbury BanCorp, Inc.	19	436
Sandy Spring BanCorp, Inc.	6,804	152,954
SB Financial Group, Inc.	732	10,394
Seacoast Banking Corp. of Florida	10,357	229,822
SEI Investments Co.	18,553	1,092,957
Selective Insurance Group, Inc.	8,417	810,810
ServisFirst Bancshares, Inc.	6,814	344,107
#*Shift4 Payments, Inc., Class A	5,544	375,717
Shore Bancshares, Inc.	1,348	17,901
Sierra BanCorp	240	3,934
Silvercrest Asset Management Group, Inc., Class A	745	13,954
Simmons First National Corp., Class A	17,210	287,579
*SiriusPoint, Ltd.	9,171	79,696
SLM Corp.	46,710	701,584
SmartFinancial, Inc.	481	10,361
South Plains Financial, Inc.	1,082	22,213
*Southern First Bancshares, Inc.	378	10,425
Southern Missouri BanCorp, Inc.	682	24,743
Southside Bancshares, Inc.	6,505	206,404
SouthState Corp.	10,911	752,641
State Street Corp.	57,013	4,119,759
Stellar Bancorp, Inc.	5,935	136,149
StepStone Group, Inc., Class A	4,464	98,342
Stewart Information Services Corp.	4,192	174,597
Stifel Financial Corp.	15,479	928,276
Stock Yards Bancorp, Inc.	3,757	182,590
*StoneX Group, Inc.	2,923	286,659
Summit Financial Group, Inc.	452	8,782
Synchrony Financial	72,236	2,131,684

19

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Synovus Financial Corp.	22,575	$695,310
T Rowe Price Group, Inc.	34,496	3,874,936
Territorial BanCorp, Inc.	840	14,070
*Texas Capital Bancshares, Inc.	6,615	332,404
TFS Financial Corp.	9,949	119,786
Timberland BanCorp, Inc.	423	10,892
Tiptree, Inc.	2,128	29,303
*Toast, Inc., Class A	33,212	604,458
#Tompkins Financial Corp.	3,059	179,319
Towne Bank	9,314	220,649
Tradeweb Markets, Inc., Class A	13,188	928,567
Travelers Cos, Inc. (The)	37,381	6,771,194
TriCo Bancshares	5,160	184,780
#Trinity Capital, Inc.	6,334	77,021
*Triumph Financial, Inc.	4,472	232,365
Truist Financial Corp.	187,720	6,115,918
#*Trupanion, Inc.	4,776	167,685
TrustCo Bank Corp. NY	2,053	61,262
Trustmark Corp.	8,290	198,048
U.S. Global Investors, Inc., Class A	2,530	6,882
UMB Financial Corp.	7,024	446,797
United Bancorp, Inc.	803	10,078
United Bankshares, Inc.	19,905	659,453
United Community Banks, Inc.	14,670	365,283
United Fire Group, Inc.	2,230	59,987
United Security Bancshares/Fresno CA	1,875	11,287
Unity BanCorp, Inc.	963	22,293
Universal Insurance Holdings, Inc.	3,400	52,428
Univest Financial Corp.	3,189	64,163
Unum Group	30,054	1,268,279
#*Upstart Holdings, Inc.	3,236	44,980
US BanCorp	223,265	7,653,524
Valley National BanCorp	61,663	578,399
Value Line, Inc.	135	6,183
*Velocity Financial, Inc.	1,401	12,777
Victory Capital Holdings, Inc., Class A	1,326	40,496
Virginia National Bankshares Corp.	418	13,681
Virtu Financial, Inc., Class A	6,943	139,207
Virtus Investment Partners, Inc.	1,443	262,929
#Visa, Inc., Class A	265,265	61,735,123
Voya Financial, Inc.	19,581	1,497,555
W. R. Berkley Corp.	30,844	1,817,328
Walker & Dunlop, Inc.	4,331	291,520
Washington Federal, Inc.	11,127	312,001
Washington Trust BanCorp, Inc.	3,566	100,240
Waterstone Financial, Inc.	1,767	24,473
Webster Financial Corp.	26,805	999,827
Wells Fargo & Co.	581,555	23,116,811
WesBanco, Inc.	8,037	213,945
West BanCorp, Inc.	2,033	35,029
Westamerica BanCorp	3,985	161,432
#Western Alliance Bancorp	11,266	418,194
Western New England Bancorp, Inc.	14,300	96,811
Western Union Co. (The)	59,210	647,165
*WEX, Inc.	6,609	1,172,106
White Mountains Insurance Group, Ltd.	483	691,724
Willis Towers Watson PLC	16,407	3,799,861
Wintrust Financial Corp.	8,754	598,511

20

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#WisdomTree, Inc.	9,889	$61,707
#*World Acceptance Corp.	382	38,544
WSFS Financial Corp.	9,052	318,359
Zions BanCorp NA	22,752	633,871

TOTAL FINANCIALS		853,811,993

HEALTH CARE — (14.1%)
*10X Genomics, Inc., Class A	1,029	53,950
#*23andMe Holding Co., Class A	7,655	15,080
*2seventy bio, Inc.	396	3,766
*4D Molecular Therapeutics, Inc.	1,553	27,970
*89bio, Inc.	730	11,665
Abbott Laboratories	271,775	30,022,984
AbbVie, Inc.	288,542	43,604,467
*Acadia Healthcare Co., Inc.	13,431	970,927
*Accolade, Inc.	7,388	99,960
*Aclaris Therapeutics, Inc.	3,589	31,906
*AdaptHealth Corp.	3,107	36,911
*Adaptive Biotechnologies Corp.	15,532	110,898
*Addus HomeCare Corp.	2,417	197,566
#*Adicet Bio, Inc.	670	3,913
Agilent Technologies, Inc.	46,380	6,281,243
*Agiliti, Inc.	2,159	36,098
#*agilon health, Inc.	33,312	808,482
*Agios Pharmaceuticals, Inc.	7,233	165,419
*Akero Therapeutics, Inc.	3,700	165,538
*Aldeyra Therapeutics, Inc.	5,677	54,102
*Alector, Inc.	4,862	32,089
*Align Technology, Inc.	11,179	3,636,529
*Alkermes PLC	23,604	673,894
*Allakos, Inc.	8,240	35,020
#*Allogene Therapeutics, Inc.	8,096	43,961
*Alnylam Pharmaceuticals, Inc.	19,575	3,899,340
*Amedisys, Inc.	5,239	420,692
AmerisourceBergen Corp.	24,780	4,134,543
Amgen, Inc.	81,748	19,598,266
*AMN Healthcare Services, Inc.	6,240	538,824
*Amneal Pharmaceuticals, Inc.	1,334	2,575
*Amphastar Pharmaceuticals, Inc.	5,832	208,611
*AnaptysBio, Inc.	1,463	30,460
*AngioDynamics, Inc.	4,511	37,532
*ANI Pharmaceuticals, Inc.	1,492	56,278
*Anika Therapeutics, Inc.	1,888	48,446
*Apellis Pharmaceuticals, Inc.	12,535	1,045,795
#*Apollo Medical Holdings, Inc.	5,710	202,648
*Arcturus Therapeutics Holdings, Inc.	1,962	52,228
*Arcus Biosciences, Inc.	7,243	129,288
#*Arcutis Biotherapeutics, Inc.	4,125	57,090
*Arrowhead Pharmaceuticals, Inc.	573	20,290
*Artivion, Inc.	4,361	60,487
*Arvinas, Inc.	3,077	80,648
*Atara Biotherapeutics, Inc.	8,308	22,515
*AtriCure, Inc.	7,972	350,688
Atrion Corp.	200	123,060
*Avanos Medical, Inc.	6,799	200,842
*Avantor, Inc.	78,134	1,522,050
*Avid Bioservices, Inc.	6,995	126,260
*Avidity Biosciences, Inc.	8,673	107,545
*Avita Medical, Inc.	1,658	25,732

21

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Axogen, Inc.	3,104	$27,998
*Axonics, Inc.	3,996	229,610
#*Azenta, Inc.	8,820	383,582
Baxter International, Inc.	78,730	3,753,846
#*Beam Therapeutics, Inc.	4,589	140,928
Becton Dickinson and Co.	43,118	11,396,519
*Biogen, Inc.	22,692	6,903,587
*Biohaven, Ltd.	1,359	17,776
*BioLife Solutions, Inc.	3,355	58,914
*BioMarin Pharmaceutical, Inc.	26,776	2,571,567
*Bio-Rad Laboratories, Inc., Class A	3,297	1,486,255
Bio-Techne Corp.	23,452	1,873,346
*Bluebird Bio, Inc.	9,221	40,111
*Blueprint Medicines Corp.	6,560	334,888
*Boston Scientific Corp.	220,852	11,510,806
Bristol-Myers Squibb Co.	321,564	21,470,828
#*Brookdale Senior Living, Inc.	23,118	99,176
Bruker Corp.	15,429	1,220,897
Cardinal Health, Inc.	39,338	3,229,650
#*Cassava Sciences, Inc.	191	4,435
*Castle Biosciences, Inc.	2,585	58,499
*Catalent, Inc.	21,203	1,062,694
*Catalyst Pharmaceuticals, Inc.	13,271	211,274
*Celldex Therapeutics, Inc.	6,137	192,947
*Centene Corp.	90,162	6,214,867
*Certara, Inc.	10,513	254,099
*Charles River Laboratories International, Inc.	8,070	1,534,268
Chemed Corp.	2,284	1,259,055
#*Chinook Therapeutics, Inc.	8,416	168,404
Cigna Group (The)	48,397	12,258,476
*Codexis, Inc.	3,757	14,727
*Cogent Biosciences, Inc.	4,138	44,525
*Collegium Pharmaceutical, Inc.	5,046	117,420
Community Health Systems, Inc.	10,891	69,049
*Computer Programs and Systems, Inc.	1,145	29,633
CONMED Corp.	4,332	543,969
Cooper Cos, Inc. (The)	6,853	2,614,077
#*Corcept Therapeutics, Inc.	14,143	318,642
*CorVel Corp.	1,799	363,452
*Crinetics Pharmaceuticals, Inc.	3,147	61,492
*Cross Country Healthcare, Inc.	4,225	92,866
*CryoPort, Inc.	6,373	134,088
*Cullinan Oncology, Inc.	416	4,048
CVS Health Corp.	213,700	15,666,347
*Cymabay Therapeutics, Inc.	9,801	105,459
*Cytek Biosciences, Inc.	5,584	64,104
Danaher Corp.	106,955	25,338,709
*DaVita, Inc.	12,282	1,109,802
*Day One Biopharmaceuticals, Inc.	4,282	53,097
*Deciphera Pharmaceuticals, Inc.	7,649	108,692
#*Definitive Healthcare Corp.	1,796	19,217
*Denali Therapeutics, Inc.	8,820	219,089
Dentsply Sirona, Inc.	33,987	1,425,075
*Dexcom, Inc.	59,819	7,258,437
*Dominari Holdings, Inc.	1,935	6,502
#*Doximity, Inc., Class A	9,404	345,597
*Dynavax Technologies Corp.	17,119	178,209
*Dyne Therapeutics, Inc.	1,494	15,478

22

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Eagle Pharmaceuticals, Inc.	1,168	$32,797
#*Editas Medicine, Inc.	8,480	69,197
*Edwards Lifesciences Corp.	96,506	8,490,598
*Elanco Animal Health, Inc.	62,989	596,506
*Electromed, Inc.	1,107	12,122
*Eledon Pharmaceuticals, Inc.	3,105	6,520
Elevance Health, Inc.	37,065	17,370,512
Eli Lilly & Co.	134,484	53,236,836
#Embecta Corp.	7,715	214,091
*Emergent BioSolutions, Inc.	6,954	61,404
*Enanta Pharmaceuticals, Inc.	1,698	60,364
Encompass Health Corp.	14,721	944,352
*Enhabit, Inc.	7,217	88,408
*Enovis Corp.	5,898	343,559
Ensign Group, Inc. (The)	7,938	770,700
#*Envista Holdings Corp.	23,280	896,047
#*enVVeno Medical Corp.	3,195	12,876
*Enzo Biochem, Inc.	3,718	9,407
*Evolent Health, Inc., Class A	15,582	567,341
*Exact Sciences Corp.	25,530	1,635,707
*Exelixis, Inc.	47,600	871,080
*Figs, Inc., Class A	5,656	40,723
*FONAR Corp.	687	10,837
#*Fulgent Genetics, Inc.	2,769	81,879
*GE Healthcare Technologies, Inc.	50,908	4,140,857
*Generation Bio Co.	3,300	16,236
Gilead Sciences, Inc.	186,246	15,311,284
*Glaukos Corp.	7,034	334,185
#*Globus Medical, Inc.	11,835	688,087
*GoodRx Holdings, Inc., Class A	3,848	17,970
*Haemonetics Corp.	7,123	596,266
*Halozyme Therapeutics, Inc.	19,408	623,579
*Harmony Biosciences Holdings, Inc.	3,107	100,170
*Harrow Health, Inc.	2,216	55,910
*Harvard Bioscience, Inc.	4,139	23,675
HCA Healthcare, Inc.	37,751	10,846,995
*Health Catalyst, Inc.	4,924	62,042
*HealthEquity, Inc.	12,525	669,461
HealthStream, Inc.	2,809	69,214
*Henry Schein, Inc.	21,204	1,713,495
*Heska Corp.	1,599	187,339
*Hologic, Inc.	37,308	3,208,861
*Horizon Therapeutics PLC	26,787	2,977,643
Humana, Inc.	18,488	9,807,699
*Ideaya Biosciences, Inc.	3,475	63,454
*IDEXX Laboratories, Inc.	13,919	6,850,375
*Illumina, Inc.	25,038	5,146,811
*ImmunoGen, Inc.	18,158	97,872
*Immunovant, Inc.	20,000	322,800
*Inari Medical, Inc.	1,325	88,006
*Incyte Corp.	26,926	2,003,564
*InfuSystem Holdings, Inc.	2,425	22,722
*Innoviva, Inc.	7,526	88,280
*Inogen, Inc.	1,954	26,008
*Insmed, Inc.	219	4,270
*Inspire Medical Systems, Inc.	3,493	934,832
*Insulet Corp.	10,569	3,361,365
*Integer Holdings Corp.	4,918	404,997

23

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Integra LifeSciences Holdings Corp.	11,978	$662,623
*Intellia Therapeutics, Inc.	7,120	268,780
*Intuitive Surgical, Inc.	55,322	16,664,093
*Ionis Pharmaceuticals, Inc.	17,838	630,930
*Iovance Biotherapeutics, Inc.	9,870	55,667
*IQVIA Holdings, Inc.	27,718	5,217,359
iRadimed Corp.	580	24,145
*iRhythm Technologies, Inc.	350	45,990
*Ironwood Pharmaceuticals, Inc.	17,565	182,852
*iTeos Therapeutics, Inc.	2,068	28,414
*IVERIC bio, Inc.	11,520	378,893
*Jazz Pharmaceuticals PLC	9,967	1,400,064
Johnson & Johnson	417,895	68,409,412
*Joint Corp. (The)	1,360	21,474
#*Karuna Therapeutics, Inc.	3,775	749,111
*Kewaunee Scientific Corp.	684	10,636
*KORU Medical Systems, Inc.	4,099	18,323
*Krystal Biotech, Inc.	2,045	171,780
*Kura Oncology, Inc.	7,847	76,430
#*Kymera Therapeutics, Inc.	3,838	121,051
Laboratory Corp. of America Holdings	13,626	3,089,150
*Lantheus Holdings, Inc.	9,568	817,586
LeMaitre Vascular, Inc.	2,283	123,282
*Lensar, Inc.	1,109	3,172
*Ligand Pharmaceuticals, Inc.	2,911	222,255
#*LivaNova PLC	7,528	360,591
*MacroGenics, Inc.	3,655	25,183
*Maravai LifeSciences Holdings, Inc., Class A	6,965	96,047
*Masimo Corp.	7,668	1,450,326
McKesson Corp.	23,876	8,696,594
*Medpace Holdings, Inc.	3,728	746,122
Medtronic PLC	223,802	20,354,792
*MeiraGTx Holdings PLC	7,593	40,623
Merck & Co., Inc.	410,625	47,414,869
*Merit Medical Systems, Inc.	8,404	683,161
*Mersana Therapeutics, Inc.	7,120	31,186
Mesa Laboratories, Inc.	589	98,074
*Mettler-Toledo International, Inc.	3,589	5,352,993
*Mirati Therapeutics, Inc.	4,099	181,627
*Moderna, Inc.	44,911	5,968,223
*ModivCare, Inc.	1,763	112,127
*Molina Healthcare, Inc.	8,191	2,440,017
*Morphic Holding, Inc.	1,748	82,610
*Myriad Genetics, Inc.	15,541	330,868
*Natera, Inc.	4,193	212,669
National HealthCare Corp.	3,849	222,896
National Research Corp.	804	34,998
*Nektar Therapeutics	21,103	15,876
*Neogen Corp.	48,536	835,790
*NeoGenomics, Inc.	17,157	250,835
*Neurocrine Biosciences, Inc.	15,046	1,520,248
*Nevro Corp.	3,586	104,962
#*NextGen Healthcare, Inc.	9,993	167,283
*Novocure, Ltd.	14,149	932,419
*Nurix Therapeutics, Inc.	2,860	27,542
*Nuvalent, Inc., Class A	275	9,732
*NuVasive, Inc.	7,106	305,842
#*Oak Street Health, Inc.	6,530	254,474

24

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Ocular Therapeutix, Inc.	11,110	$68,882
*Ocuphire Pharma, Inc.	4,076	20,910
#*OmniAb, Inc.	14,264	49,639
*<»OmniAb, Inc.	1,104	—
*<»OmniAb, Inc.	1,104	—
*Omnicell, Inc.	6,400	388,928
#*OPKO Health, Inc.	10,221	15,025
*OptimizeRx Corp.	3,229	48,532
*Option Care Health, Inc.	21,910	704,406
*OraSure Technologies, Inc.	5,745	39,066
Organon & Co.	35,310	869,685
*Orthofix Medical, Inc.	2,910	54,795
*OrthoPediatrics Corp.	1,524	76,871
*Outset Medical, Inc.	3,844	69,154
*Owens & Minor, Inc.	1,859	28,889
*Pacific Biosciences of California, Inc.	30,122	319,293
*Pacira BioSciences, Inc.	6,191	280,514
Patterson Cos., Inc.	13,678	370,811
#*<»PDL BioPharma, Inc.	14,616	35,809
*Pediatrix Medical Group, Inc.	23,423	335,652
*Pennant Group, Inc. (The)	3,134	43,469
#*Penumbra, Inc.	5,461	1,551,579
Perrigo Co. PLC	19,804	736,511
*PetIQ, Inc.	5,170	60,954
Pfizer, Inc.	898,230	34,932,165
Phibro Animal Health Corp., Class A	3,429	53,355
*Phreesia, Inc.	4,680	148,075
*Pliant Therapeutics, Inc.	3,340	94,355
Premier, Inc., Class A	16,391	546,312
*Prestige Consumer Healthcare, Inc.	8,389	516,175
*Privia Health Group, Inc.	8,148	225,129
*Pro-Dex, Inc.	344	5,470
*Progyny, Inc.	2,807	93,305
*Protagonist Therapeutics, Inc.	3,649	82,467
*Prothena Corp. PLC	2,875	151,283
*Pulmonx Corp.	2,441	28,682
*Puma Biotechnology, Inc.	6,851	18,361
*Quanterix Corp.	3,113	39,348
Quest Diagnostics, Inc.	17,753	2,464,294
*QuidelOrtho Corp.	5,697	512,445
*R1 RCM, Inc.	5,536	86,306
*RadNet, Inc.	7,292	201,697
*RAPT Therapeutics, Inc.	2,698	49,104
#*Recursion Pharmaceuticals, Inc., Class A	7,432	35,451
*Regeneron Pharmaceuticals, Inc.	16,079	12,891,981
*REGENXBIO, Inc.	6,512	126,072
*Relay Therapeutics, Inc.	7,764	88,277
#*Repare Therapeutics, Inc.	1,440	12,902
#*Repligen Corp.	8,035	1,218,347
*Replimune Group, Inc.	4,341	72,625
ResMed, Inc.	23,767	5,726,896
*REVOLUTION Medicines, Inc.	9,651	226,702
Revvity, Inc.	17,833	2,327,028
*Rocket Pharmaceuticals, Inc.	6,512	116,695
*Sage Therapeutics, Inc.	7,494	366,082
#*Sana Biotechnology, Inc.	2,676	14,156
*Sangamo Therapeutics, Inc.	26,852	39,472
*Sarepta Therapeutics, Inc.	12,065	1,481,220

25

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Schrodinger, Inc.	6,725	$198,522
*Seagen, Inc.	20,783	4,156,600
Select Medical Holdings Corp.	14,898	454,389
*Semler Scientific, Inc.	308	8,649
*Shattuck Labs, Inc.	379	1,137
*Shockwave Medical, Inc.	5,312	1,541,330
*SI-BONE, Inc.	5,339	117,992
Simulations Plus, Inc.	1,313	54,818
*SomaLogic, Inc.	14,026	39,273
#*Sotera Health Co.	7,734	129,699
*SpringWorks Therapeutics, Inc.	2,738	64,014
*STAAR Surgical Co.	4,613	325,078
STERIS PLC	14,303	2,696,831
*Stoke Therapeutics, Inc.	1,621	14,411
Stryker Corp.	49,789	14,919,274
*Supernus Pharmaceuticals, Inc.	7,000	258,020
*Surgery Partners, Inc.	7,841	310,974
*Surmodics, Inc.	1,400	32,256
*Sutro Biopharma, Inc.	4,781	20,367
*Syndax Pharmaceuticals, Inc.	5,207	107,004
*Syneos Health, Inc.	14,112	554,037
*Tactile Systems Technology, Inc.	1,647	30,025
*Tandem Diabetes Care, Inc.	3,242	128,318
*Taro Pharmaceutical Industries, Ltd.	461	11,617
*Tarsus Pharmaceuticals, Inc.	1,473	21,977
#*Teladoc Health, Inc.	23,370	620,006
Teleflex, Inc.	7,079	1,929,169
*Tenet Healthcare Corp.	15,150	1,110,798
#*Terns Pharmaceuticals, Inc.	799	10,427
#*Theravance Biopharma, Inc.	1,575	17,057
Thermo Fisher Scientific, Inc.	62,832	34,865,477
*Travere Therapeutics, Inc.	3,983	85,913
*UFP Technologies, Inc.	631	86,977
*Ultragenyx Pharmaceutical, Inc.	4,392	191,799
*United Therapeutics Corp.	7,204	1,657,857
UnitedHealth Group, Inc.	149,602	73,617,648
Universal Health Services, Inc., Class B	11,237	1,689,483
US Physical Therapy, Inc.	1,603	170,655
Utah Medical Products, Inc.	276	26,176
*Vanda Pharmaceuticals, Inc.	13,708	84,167
*Varex Imaging Corp.	5,264	93,383
*Vaxcyte, Inc.	3,610	154,616
*Veeva Systems, Inc., Class A	21,811	3,905,914
*Veracyte, Inc.	9,054	204,983
*Veradigm, Inc.	17,777	222,035
*Vericel Corp.	4,391	138,360
*Vertex Pharmaceuticals, Inc.	34,888	11,887,388
Viatris, Inc.	164,009	1,530,204
#*Viking Therapeutics, Inc.	11,880	253,163
*Vir Biotechnology, Inc.	1,683	42,327
*Voyager Therapeutics, Inc.	3,965	28,746
*Waters Corp.	9,058	2,720,661
West Pharmaceutical Services, Inc.	11,201	4,046,249
*Xencor, Inc.	6,045	159,830
*Xenon Pharmaceuticals, Inc.	2,292	92,322
*Zentalis Pharmaceuticals, Inc.	4,457	98,188
Zimmer Biomet Holdings, Inc.	33,225	4,599,669
*Zimvie, Inc.	2,831	23,299

26

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Zoetis, Inc.	69,567	$12,228,487
#*Zymeworks, Inc.	9,207	77,339

TOTAL HEALTH CARE		878,592,425

INDUSTRIALS — (9.8%)
*3D Systems Corp.	19,119	175,130
3M Co.	87,051	9,246,557
A. O. Smith Corp.	19,651	1,341,967
AAON, Inc.	7,279	713,342
*AAR Corp.	4,870	257,039
ABM Industries, Inc.	9,393	399,954
ACCO Brands Corp.	13,550	62,059
Acme United Corp.	400	10,480
Acuity Brands, Inc.	4,871	766,598
*ACV Auctions, Inc., Class A	11,280	146,978
#Advanced Drainage Systems, Inc.	9,680	829,770
AECOM	20,776	1,725,447
*Aerojet Rocketdyne Holdings, Inc.	11,246	634,387
*AeroVironment, Inc.	4,026	405,378
#*AerSale Corp.	1,201	19,432
AGCO Corp.	10,176	1,261,213
Air Lease Corp.	21,467	863,403
*Air Transport Services Group, Inc.	8,728	177,266
Alamo Group, Inc.	1,878	331,899
*Alaska Air Group, Inc.	18,849	819,178
Albany International Corp.	4,447	405,611
*Alight, Inc., Class A	26,217	242,507
*Allegiant Travel Co.	2,247	233,486
Allegion PLC	13,801	1,524,734
Allied Motion Technologies, Inc.	2,391	82,298
Allison Transmission Holdings, Inc.	15,344	748,634
Alta Equipment Group, Inc.	3,184	45,022
*Ameresco, Inc., Class A	4,478	186,285
#*American Airlines Group, Inc.	83,963	1,145,255
*American Superconductor Corp.	4,197	16,998
*American Woodmark Corp.	2,507	126,654
AMETEK, Inc.	37,197	5,130,582
*API Group Corp.	21,210	482,740
Apogee Enterprises, Inc.	3,000	127,680
Applied Industrial Technologies, Inc.	5,957	808,127
ArcBest Corp.	3,643	343,899
Arcosa, Inc.	7,691	519,450
Argan, Inc.	2,647	106,489
Armstrong World Industries, Inc.	7,140	490,232
*Array Technologies, Inc.	1,852	37,873
*ASGN, Inc.	7,692	550,670
Astec Industries, Inc.	3,320	137,050
*Astronics Corp.	3,343	49,276
*Astronics Corp., Class B	636	9,480
*Asure Software, Inc.	3,230	43,088
*Atkore, Inc.	6,409	809,649
Automatic Data Processing, Inc.	65,384	14,384,480
*Avis Budget Group, Inc.	6,614	1,168,495
*Axon Enterprise, Inc.	10,572	2,227,626
*AZEK Co., Inc. (The)	11,996	325,571
*Babcock & Wilcox Enterprises, Inc.	4,576	28,463
Barnes Group, Inc.	6,446	270,925
Barrett Business Services, Inc.	825	68,978
*Beacon Roofing Supply, Inc.	8,682	522,483

27

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
BGSF, Inc.	2,160	$20,801
*BlueLinx Holdings, Inc.	1,272	89,116
*Boeing Co. (The)	88,879	18,378,400
Boise Cascade Co.	6,027	411,704
Booz Allen Hamilton Holding Corp.	18,969	1,815,713
*Bowman Consulting Group, Ltd.	698	20,800
Brady Corp., Class A	6,719	342,871
*BrightView Holdings, Inc.	2,572	14,223
Brink’s Co. (The)	7,064	443,972
Broadridge Financial Solutions, Inc.	17,331	2,520,101
*Builders FirstSource, Inc.	24,828	2,352,950
BWX Technologies, Inc.	15,622	1,008,869
*CACI International, Inc., Class A	3,815	1,195,316
Cadre Holdings, Inc.	503	10,593
Carlisle Cos., Inc.	8,153	1,759,825
Carrier Global Corp.	139,253	5,823,560
*Casella Waste Systems, Inc.	7,934	706,126
Caterpillar, Inc.	87,718	19,192,698
*CBIZ, Inc.	7,413	390,591
*CECO Environmental Corp.	2,674	31,045
*Ceridian HCM Holding, Inc.	21,322	1,353,521
CH Robinson Worldwide, Inc.	18,688	1,885,059
*Chart Industries, Inc.	5,819	774,509
*Cimpress PLC	3,502	181,929
Cintas Corp.	13,611	6,203,485
*CIRCOR International, Inc.	2,191	60,997
*Civeo Corp.	587	11,300
#*Clarivate PLC	41,930	371,500
*Clean Harbors, Inc.	8,005	1,162,006
Columbus McKinnon Corp.	3,975	137,972
Comfort Systems USA, Inc.	5,452	815,019
*Commercial Vehicle Group, Inc.	5,721	41,935
Concentrix Corp.	6,217	600,003
*Concrete Pumping Holdings, Inc.	2,000	13,900
*Conduent, Inc.	19,121	67,115
*Construction Partners, Inc., Class A	5,670	147,080
Copa Holdings SA, Class A	4,121	372,209
*Copart, Inc.	71,452	5,648,281
#*Core & Main, Inc., Class A	10,824	282,073
Costamare, Inc.	5,431	49,042
*CoStar Group, Inc.	64,996	5,001,442
Covenant Logistics Group, Inc.	779	30,685
CRA International, Inc.	1,072	112,710
*Crane Co.	6,958	501,463
Crane NXT Co.	6,958	329,531
CSG Systems International, Inc.	4,892	257,711
CSW Industrials, Inc.	1,834	246,985
CSX Corp.	323,028	9,897,578
Cummins, Inc.	22,928	5,388,997
Curtiss-Wright Corp.	5,709	969,559
*Daseke, Inc.	4,654	38,070
Deere & Co.	47,221	17,850,482
*Delta Air Lines, Inc.	103,153	3,539,179
Deluxe Corp.	5,176	78,416
#*Desktop Metal, Inc., Class A	13,296	29,251
#*Distribution Solutions Group, Inc.	649	30,295
*DLH Holdings Corp.	587	5,735
Donaldson Co., Inc.	18,316	1,163,982

28

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Douglas Dynamics, Inc.	3,141	$92,063
Dover Corp.	21,060	3,078,130
*Driven Brands Holdings, Inc.	6,301	193,441
*Ducommun, Inc.	2,100	105,000
Dun & Bradstreet Holdings, Inc.	23,693	264,651
*DXP Enterprises, Inc.	1,275	32,130
*Dycom Industries, Inc.	4,906	454,394
#Eagle Bulk Shipping, Inc.	872	38,996
Eastern Co. (The)	600	10,650
Eaton Corp PLC	61,635	10,300,441
EMCOR Group, Inc.	8,359	1,429,389
Emerson Electric Co.	91,544	7,621,953
Encore Wire Corp.	3,195	499,474
*Energy Recovery, Inc.	5,811	130,922
Enerpac Tool Group Corp.	8,074	191,838
EnerSys	5,842	484,711
Eneti, Inc.	2,167	18,571
Ennis, Inc.	5,116	99,404
EnPro Industries, Inc.	3,009	283,658
Equifax, Inc.	19,038	3,967,138
Esab Corp.	5,711	333,294
ESCO Technologies, Inc.	4,331	405,252
Espey Mfg. & Electronics Corp.	1,100	24,334
*Evoqua Water Technologies Corp.	18,078	893,957
*ExlService Holdings, Inc.	5,054	901,533
Expeditors International of Washington, Inc.	24,079	2,741,153
Exponent, Inc.	7,783	716,425
Fastenal Co.	91,206	4,910,531
Federal Signal Corp.	8,382	430,667
FedEx Corp.	37,936	8,641,062
*First Advantage Corp.	4,994	64,223
Flowserve Corp.	18,157	606,262
*Fluor Corp.	20,573	597,851
*Forrester Research, Inc.	1,137	35,179
Fortive Corp.	50,587	3,191,534
Fortune Brands Innovations, Inc.	20,385	1,318,706
Forward Air Corp.	4,083	430,797
*Franklin Covey Co.	1,500	55,080
Franklin Electric Co., Inc.	5,805	519,373
*Frontier Group Holdings, Inc.	1,005	9,537
*FTI Consulting, Inc.	5,721	1,032,640
*Gates Industrial Corp. PLC	9,051	121,917
GATX Corp.	5,234	596,205
Genco Shipping & Trading, Ltd.	4,897	75,463
*Gencor Industries, Inc.	600	7,920
*Generac Holdings, Inc.	8,024	820,213
General Dynamics Corp.	34,212	7,469,848
General Electric Co.	166,340	16,462,670
Genpact, Ltd.	28,144	1,253,815
*Gibraltar Industries, Inc.	4,800	240,192
Global Industrial Co.	800	21,320
*GMS, Inc.	5,211	302,551
Gorman-Rupp Co. (The)	2,441	59,927
Graco, Inc.	26,552	2,105,308
GrafTech International, Ltd.	28,884	136,044
*Graham Corp.	11,500	148,005
Granite Construction, Inc.	9,472	361,167
*Great Lakes Dredge & Dock Corp.	9,085	52,057

29

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Greenbrier Cos., Inc. (The)	5,029	$133,017
Griffon Corp.	5,073	144,327
*GXO Logistics, Inc.	16,214	861,450
H&E Equipment Services, Inc.	4,505	164,432
*Harsco Corp.	9,373	64,393
*Hawaiian Holdings, Inc.	7,954	66,257
#*Hayward Holdings, Inc.	6,280	75,611
Healthcare Services Group, Inc.	9,150	142,831
Heartland Express, Inc.	5,162	74,746
HEICO Corp.	6,737	1,136,128
HEICO Corp., Class A	11,068	1,485,658
Heidrick & Struggles International, Inc.	2,571	64,558
Helios Technologies, Inc.	5,212	313,450
Herc Holdings, Inc.	3,053	305,361
*Heritage-Crystal Clean, Inc.	1,714	59,921
#*Hertz Global Holdings, Inc.	18,423	307,296
Hexcel Corp.	11,621	837,642
Hillenbrand, Inc.	9,279	423,308
HNI Corp.	5,702	148,138
Honeywell International, Inc.	111,996	22,381,281
Howmet Aerospace, Inc.	55,038	2,437,633
*Hub Group, Inc., Class A	4,786	360,864
Hubbell, Inc.	8,036	2,164,256
*Hudson Technologies, Inc.	6,969	53,870
Huntington Ingalls Industries, Inc.	6,178	1,245,855
Hurco Cos., Inc.	883	19,806
*Huron Consulting Group, Inc.	3,577	303,294
Hyster-Yale Materials Handling, Inc.	1,066	56,136
*IBEX Holdings, Ltd.	105	2,149
ICF International, Inc.	2,783	317,262
IDEX Corp.	10,927	2,254,459
*IES Holdings, Inc.	858	37,057
Illinois Tool Works, Inc.	49,461	11,966,594
Ingersoll Rand, Inc.	61,537	3,508,840
Innovative Solutions and Support, Inc.	1,906	12,294
Insperity, Inc.	5,627	689,082
Insteel Industries, Inc.	2,000	55,060
Interface, Inc.	6,700	52,528
ITT, Inc.	12,990	1,096,876
Jacobs Solutions, Inc.	19,073	2,202,169
*Janus International Group, Inc.	7,585	68,265
JB Hunt Transport Services, Inc.	12,053	2,112,770
*JELD-WEN Holding, Inc.	15,019	191,943
*JetBlue Airways Corp.	48,367	345,340
John Bean Technologies Corp.	4,406	478,976
Johnson Controls International PLC	107,264	6,418,678
Kadant, Inc.	1,719	319,442
Kaman Corp.	3,743	82,608
*KAR Auction Services, Inc.	16,984	229,963
Karat Packaging, Inc.	563	7,634
#KBR, Inc.	20,367	1,155,420
Kelly Services, Inc., Class A	2,829	46,424
Kennametal, Inc.	11,023	286,157
Kforce, Inc.	3,014	178,248
Kimball International, Inc., Class B	1,953	24,041
*Kirby Corp.	8,238	591,818
Knight-Swift Transportation Holdings, Inc.	24,617	1,386,429
Korn Ferry	8,571	411,579

30

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Kratos Defense & Security Solutions, Inc.	21,456	$276,782
*L.B. Foster Co., Class A	1,019	11,392
L3Harris Technologies, Inc.	31,402	6,128,100
Landstar System, Inc.	5,264	926,622
Leidos Holdings, Inc.	19,414	1,810,550
Lennox International, Inc.	4,771	1,344,993
*Limbach Holdings, Inc.	2,985	50,566
Lincoln Electric Holdings, Inc.	8,460	1,419,588
Lindsay Corp.	1,385	167,225
*Liquidity Services, Inc.	4,424	57,822
Lockheed Martin Corp.	37,859	17,583,613
*LS Starrett Co. (The), Class A	5,301	56,615
LSI Industries, Inc.	2,400	30,456
Luxfer Holdings PLC	2,647	40,367
*Manitowoc Co., Inc. (The)	4,112	62,872
ManpowerGroup, Inc.	7,687	581,983
Marten Transport, Ltd.	8,380	169,192
Masco Corp.	34,953	1,870,335
*Masonite International Corp.	3,096	283,005
*MasTec, Inc.	9,446	838,899
*Masterbrand, Inc.	20,385	164,507
*Matrix Service Co.	3,023	14,389
Matson, Inc.	5,571	378,995
Matthews International Corp., Class A	3,471	131,447
Maxar Technologies, Inc.	8,572	451,916
Maximus, Inc.	9,330	780,454
*Mayville Engineering Co., Inc.	1,700	20,570
McGrath RentCorp.	4,033	358,453
MDU Resources Group, Inc.	29,126	851,062
*Mercury Systems, Inc.	7,561	360,433
*Middleby Corp. (The)	7,556	1,064,489
Miller Industries, Inc.	1,421	46,325
MillerKnoll, Inc.	10,135	172,396
*Mistras Group, Inc.	1,898	15,412
*Montrose Environmental Group, Inc.	2,608	79,440
Moog, Inc., Class A	3,947	355,664
*MRC Global, Inc.	10,396	101,257
MSA Safety, Inc.	5,652	733,347
MSC Industrial Direct Co., Inc.	7,098	644,002
Mueller Industries, Inc.	7,304	524,792
Mueller Water Products, Inc., Class A	21,668	290,351
*MYR Group, Inc.	2,355	301,416
National Presto Industries, Inc.	737	50,131
Nordson Corp.	7,405	1,601,776
Norfolk Southern Corp.	36,078	7,324,916
Northrop Grumman Corp.	23,887	11,018,356
*Northwest Pipe Co.	1,340	36,904
*NOW, Inc.	17,117	182,638
*NV5 Global, Inc.	1,835	173,830
nVent Electric PLC	23,050	966,487
Old Dominion Freight Line, Inc.	14,807	4,744,015
#Omega Flex, Inc.	302	33,223
*Orion Group Holdings, Inc.	7,380	17,564
Oshkosh Corp.	9,563	731,761
Otis Worldwide Corp.	69,815	5,955,219
Owens Corning	14,072	1,503,030
PACCAR, Inc.	87,663	6,547,549
#PAM Transportation Services, Inc.	940	21,103

31

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Pangaea Logistics Solutions, Ltd.	3,998	$24,828
Park Aerospace Corp.	1,506	19,698
Parker-Hannifin Corp.	20,015	6,502,473
Park-Ohio Holdings Corp.	500	6,485
*Parsons Corp.	3,023	131,500
*Patriot Transportation Holding, Inc.	1,310	12,013
Paychex, Inc.	47,479	5,216,043
*Paycom Software, Inc.	7,716	2,240,495
#*Paycor HCM, Inc.	1,800	42,300
*Paylocity Holding Corp.	6,429	1,242,661
Pentair PLC	25,847	1,501,194
*Performant Financial Corp.	8,873	28,749
*Perma-Fix Environmental Services, Inc.	2,278	20,684
*Perma-Pipe International Holdings, Inc.	1,050	11,392
*PGT Innovations, Inc.	9,896	253,931
Pitney Bowes, Inc.	15,399	54,050
#*Plug Power, Inc.	5,726	51,706
Powell Industries, Inc.	823	32,969
Preformed Line Products Co.	212	26,347
Primoris Services Corp.	8,330	210,749
*Proto Labs, Inc.	3,604	103,687
*Quad/Graphics, Inc.	3,811	13,300
Quanex Building Products Corp.	7,208	137,673
Quanta Services, Inc.	21,880	3,711,723
*Radiant Logistics, Inc.	1,886	12,448
Raytheon Technologies Corp.	236,537	23,630,046
*RBC Bearings, Inc.	3,867	877,848
Regal Rexnord Corp.	10,242	1,333,099
Republic Services, Inc.	33,828	4,892,205
*Resideo Technologies, Inc.	22,042	392,348
Resources Connection, Inc.	3,754	54,771
REV Group, Inc.	3,826	41,053
Robert Half International, Inc.	16,600	1,211,800
Rockwell Automation, Inc.	18,627	5,279,078
Rollins, Inc.	32,774	1,384,701
Rush Enterprises, Inc., Class A	6,572	349,039
Rush Enterprises, Inc., Class B	252	14,762
*RXO, Inc.	17,443	315,544
Ryder System, Inc.	6,438	509,632
*Saia, Inc.	4,195	1,249,145
Schneider National, Inc., Class B	5,924	155,031
Science Applications International Corp.	8,134	829,912
Sensata Technologies Holding PLC	22,965	997,829
*Shoals Technologies Group, Inc., Class A	19,163	400,315
Shyft Group, Inc. (The)	4,046	101,474
Simpson Manufacturing Co., Inc.	6,002	754,932
*SiteOne Landscape Supply, Inc.	6,328	934,899
*SkyWest, Inc.	7,242	204,949
Snap-on, Inc.	8,017	2,079,690
Southwest Airlines Co.	90,764	2,749,242
*SP Plus Corp.	2,343	80,060
Spirit AeroSystems Holdings, Inc., Class A	13,547	403,159
Spirit Airlines, Inc.	5,011	85,688
*SPX Technologies, Inc.	7,116	453,147
SS&C Technologies Holdings, Inc.	30,807	1,803,442
Standex International Corp.	1,817	223,146
Stanley Black & Decker, Inc.	20,179	1,742,255
Steelcase, Inc., Class A	10,606	84,848

32

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Stericycle, Inc.	13,181	$601,713
*Sterling Check Corp.	12,288	138,117
*Sterling Infrastructure, Inc.	4,190	154,695
#*SunPower Corp.	9,159	121,082
#*Sunrun, Inc.	27,495	578,495
*TaskUS, Inc., Class A	2,756	37,096
Tecnoglass, Inc.	1,688	74,019
Tennant Co.	2,280	174,238
Terex Corp.	9,111	406,259
Tetra Tech, Inc.	8,557	1,184,032
Textainer Group Holdings, Ltd.	8,172	286,837
Textron, Inc.	31,652	2,118,785
*Thermon Group Holdings, Inc.	6,020	125,096
Timken Co. (The)	9,613	738,759
*Titan International, Inc.	5,148	50,244
*Titan Machinery, Inc.	5,016	157,252
Toro Co. (The)	16,187	1,687,657
*TPI Composites, Inc.	4,348	53,741
Trane Technologies PLC	37,192	6,910,646
*Transcat, Inc.	925	70,568
TransDigm Group, Inc.	8,142	6,228,630
TransUnion	28,167	1,938,171
*Trex Co., Inc.	18,447	1,008,313
*TriNet Group, Inc.	5,779	536,176
Trinity Industries, Inc.	10,880	260,576
Triton International, Ltd.	8,494	702,199
*Triumph Group, Inc.	7,813	84,459
*TrueBlue, Inc.	10,398	157,530
TTEC Holdings, Inc.	2,404	81,904
*Tutor Perini Corp.	4,417	23,410
*Twin Disc, Inc.	668	7,649
*U.S. Xpress Enterprises, Inc., Class A	4,024	24,305
*Uber Technologies, Inc.	222,736	6,915,953
UFP Industries, Inc.	9,904	777,662
U-Haul Holding Co.	10,749	581,521
#U-Haul Holding Co.	1,101	67,227
*Ultralife Corp.	18,796	78,755
UniFirst Corp.	1,712	280,220
Union Pacific Corp.	98,300	19,237,310
*United Airlines Holdings, Inc.	45,678	2,000,696
United Parcel Service, Inc., Class B	121,242	21,800,524
United Rentals, Inc.	11,208	4,047,321
*Univar Solutions, Inc.	25,320	898,860
Universal Logistics Holdings, Inc.	741	18,970
*V2X, Inc.	1,475	63,720
Valmont Industries, Inc.	3,079	894,634
#Verisk Analytics, Inc.	25,416	4,933,500
Veritiv Corp.	1,856	213,199
*Verra Mobility Corp.	18,635	315,863
Vertiv Holdings Co.	5,336	79,613
*Viad Corp.	2,806	53,398
*Vicor Corp.	1,774	76,229
*Virco Mfg. Corp.	570	2,115
VSE Corp.	931	39,372
Wabash National Corp.	6,947	178,329
Waste Management, Inc.	60,604	10,063,294
#Watsco, Inc.	4,962	1,718,738
Watts Water Technologies, Inc., Class A	3,990	645,303

33

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Werner Enterprises, Inc.	8,190	$369,942
WESCO International, Inc.	6,291	905,904
Westinghouse Air Brake Technologies Corp.	23,297	2,275,418
*Willis Lease Finance Corp.	400	20,200
*WillScot Mobile Mini Holdings Corp.	32,373	1,469,734
Woodward, Inc.	7,909	759,422
WW Grainger, Inc.	7,335	5,102,006
*XPO, Inc.	14,224	628,416
#Xylem, Inc.	27,188	2,823,202
Zurn Elkay Water Solutions Corp.	23,920	515,476

TOTAL INDUSTRIALS		612,784,619

INFORMATION TECHNOLOGY — (24.9%)
*8x8, Inc.	11,087	31,820
A10 Networks, Inc.	10,406	147,141
Accenture PLC, Class A	102,280	28,668,061
*ACI Worldwide, Inc.	15,500	392,615
Adeia, Inc.	13,126	100,283
*Adobe, Inc.	70,506	26,620,245
ADTRAN Holdings, Inc.	1,186	10,816
Advanced Energy Industries, Inc.	5,308	459,142
*Advanced Micro Devices, Inc.	266,350	23,803,700
#*Aehr Test Systems	2,260	55,935
*Agilysys, Inc.	2,789	217,654
*Airgain, Inc.	1,507	8,846
*Akamai Technologies, Inc.	22,554	1,848,751
*Alarm.com Holdings, Inc.	6,088	290,337
*Allegro MicroSystems, Inc.	5,461	195,340
*Alpha & Omega Semiconductor, Ltd.	2,597	62,016
#*Altair Engineering, Inc., Class A	6,310	435,706
*Ambarella, Inc.	4,616	286,100
Amdocs, Ltd.	19,530	1,782,113
American Software, Inc., Class A	2,676	31,951
Amkor Technology, Inc.	20,862	466,683
Amphenol Corp., Class A	87,478	6,601,965
Analog Devices, Inc.	82,676	14,871,759
*ANSYS, Inc.	13,531	4,247,652
*Appfolio, Inc., Class A	2,372	331,179
Apple, Inc.	2,547,004	432,175,639
Applied Materials, Inc.	129,994	14,693,222
#*AppLovin Corp., Class A	4,779	81,243
*Arista Networks, Inc.	39,660	6,351,946
*Arlo Technologies, Inc.	7,824	50,387
*Arrow Electronics, Inc.	10,995	1,258,158
*Aspen Technology, Inc.	3,976	703,752
*AstroNova, Inc.	821	12,077
*Atlassian Corp., Class A	19,662	2,903,291
*Autodesk, Inc.	32,202	6,272,628
*Aviat Networks, Inc.	1,560	51,184
*Avid Technology, Inc.	6,029	177,916
Avnet, Inc.	14,008	577,970
*Axcelis Technologies, Inc.	6,494	768,240
*AXT, Inc.	3,614	9,649
Badger Meter, Inc.	4,796	634,655
Bel Fuse, Inc., Class A	142	5,963
Bel Fuse, Inc., Class B	1,175	47,740
Belden, Inc.	7,353	580,078
Benchmark Electronics, Inc.	7,088	151,329
#Bentley Systems, Inc., Class B	26,091	1,110,433

34

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*BILL Holdings, Inc.	10,440	$801,896
BK Technologies Corp.	796	10,842
*Black Knight, Inc.	22,195	1,212,735
*Blackbaud, Inc.	6,126	424,869
*Blackline, Inc.	1,321	73,593
*Box, Inc., Class A	20,406	539,943
*Brightcove, Inc.	4,207	17,417
Broadcom, Inc.	66,548	41,692,322
#*C3.ai, Inc., Class A	722	12,866
*Cadence Design Systems, Inc.	42,914	8,988,337
#*CalAmp Corp.	2,813	7,145
*Calix, Inc.	7,769	355,043
*Cambium Networks Corp.	1,400	21,196
CDW Corp.	21,934	3,719,787
*Cerence, Inc.	5,415	138,353
*CEVA, Inc.	3,028	76,094
*Ciena Corp.	21,968	1,011,407
*Cirrus Logic, Inc.	8,349	716,261
Cisco Systems, Inc.	667,401	31,534,697
*Clearfield, Inc.	1,359	59,361
Climb Global Solutions, Inc.	152	6,749
#*Cloudflare, Inc., Class A	31,319	1,473,559
*Coda Octopus Group, Inc.	2,056	16,427
Cognex Corp.	26,839	1,279,952
Cognizant Technology Solutions Corp., Class A	81,781	4,883,144
*Cognyte Software, Ltd.	13,390	55,702
#*Coherent Corp.	7,232	246,900
*Cohu, Inc.	7,094	240,061
*CommScope Holding Co., Inc.	26,169	129,013
*CommVault Systems, Inc.	4,958	288,903
*Computer Task Group, Inc.	1,644	11,130
Comtech Telecommunications Corp.	8,057	83,390
*Confluent, Inc., Class A	13,365	294,030
*Consensus Cloud Solutions, Inc.	2,093	78,132
Corning, Inc.	127,238	4,226,846
*Corsair Gaming, Inc.	3,215	56,005
*CPI Card Group, Inc.	500	20,935
*Crowdstrike Holdings, Inc., Class A	31,015	3,723,351
CTS Corp.	4,954	194,246
*Daktronics, Inc.	3,078	14,805
*Data I/O Corp.	3,489	15,735
*Datadog, Inc., Class A	30,255	2,038,582
Dell Technologies, Inc., Class C	28,770	1,251,207
*Digi International, Inc.	4,634	139,761
*Digital Turbine, Inc.	14,833	173,991
#*DigitalOcean Holdings, Inc.	3,564	112,409
*Diodes, Inc.	6,609	526,737
*DocuSign, Inc.	29,817	1,474,152
Dolby Laboratories, Inc., Class A	9,828	822,505
*DoubleVerify Holdings, Inc.	4,430	130,331
*Dropbox, Inc., Class A	25,840	525,586
*DXC Technology Co.	36,512	870,811
*Dynatrace, Inc.	28,978	1,225,190
*E2open Parent Holdings, Inc.	15,190	95,545
Ebix, Inc.	2,616	42,536
#*Edgio, Inc.	8,044	5,317
*eGain Corp.	1,919	14,085
*Elastic NV	11,027	631,296

35

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Electro-Sensors, Inc.	1,305	$5,951
*EMCORE Corp.	827	901
*EngageSmart, Inc.	3,615	62,070
*Enphase Energy, Inc.	20,961	3,441,796
Entegris, Inc.	22,841	1,711,248
*Envestnet, Inc.	8,596	544,814
*EPAM Systems, Inc.	8,552	2,415,427
*ePlus, Inc.	4,287	186,656
*Everbridge, Inc.	3,790	99,601
*Extreme Networks, Inc.	23,982	426,400
*F5, Inc.	9,053	1,216,361
*Fabrinet	5,460	518,427
*Fair Isaac Corp.	4,223	3,074,133
*FARO Technologies, Inc.	2,100	49,035
#*Fastly, Inc., Class A	15,722	232,371
*First Solar, Inc.	14,161	2,585,515
*Five9, Inc.	9,826	637,118
*Flex, Ltd.	70,457	1,449,300
*FormFactor, Inc.	11,036	301,393
*Fortinet, Inc.	108,841	6,862,425
*Franklin Wireless Corp.	3,560	14,204
*Freshworks, Inc., Class A	12,230	163,393
*Gartner, Inc.	12,594	3,809,181
Gen Digital, Inc.	82,263	1,453,587
*Genasys, Inc.	1,000	2,950
*Globant SA	5,876	921,768
*GoDaddy, Inc., Class A	23,054	1,744,727
*Grid Dynamics Holdings, Inc.	4,000	43,480
*GSI Technology, Inc.	2,032	3,129
*Guidewire Software, Inc.	11,762	896,147
Hackett Group, Inc. (The)	5,500	102,080
*Harmonic, Inc.	17,990	253,479
Hewlett Packard Enterprise Co.	186,092	2,664,837
HP, Inc.	194,732	5,785,488
*HubSpot, Inc.	6,843	2,880,561
*Ichor Holdings, Ltd.	4,247	118,279
Immersion Corp.	3,880	25,569
*Impinj, Inc.	2,300	203,343
#*Infinera Corp.	12,747	80,689
*Informatica, Inc., Class A	264	4,081
Information Services Group, Inc.	8,401	42,761
*Insight Enterprises, Inc.	5,444	658,452
Intel Corp.	659,746	20,491,711
InterDigital, Inc.	4,590	310,927
International Business Machines Corp.	142,580	18,023,538
*inTEST Corp.	200	3,800
*Intevac, Inc.	2,384	15,091
Intuit, Inc.	43,215	19,185,299
#*IonQ, Inc.	3,964	21,842
IPG Photonics Corp.	4,259	489,700
*Iteris, Inc.	600	2,766
*Itron, Inc.	7,183	383,572
Jabil, Inc.	21,957	1,715,940
*Jamf Holding Corp.	3,200	60,544
*JFrog, Ltd.	3,990	74,094
Juniper Networks, Inc.	48,048	1,448,647
*Key Tronic Corp.	1,602	10,974
*Keysight Technologies, Inc.	28,882	4,177,492

36

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Kimball Electronics, Inc., Class B	1,875	$37,744
KLA Corp.	22,186	8,575,776
*Knowles Corp.	21,285	359,291
#Kulicke & Soffa Industries, Inc.	8,508	405,491
*KVH Industries, Inc.	2,000	21,040
*Kyndryl Holdings, Inc.	23,968	346,577
Lam Research Corp.	19,383	10,158,243
*Lattice Semiconductor Corp.	20,477	1,632,017
Littelfuse, Inc.	3,455	836,939
*LiveRamp Holdings, Inc.	9,624	231,842
*Lumentum Holdings, Inc.	10,025	483,706
*Luna Innovations, Inc.	3,130	19,656
*MACOM Technology Solutions Holdings, Inc.	6,739	393,153
*Magnachip Semiconductor Corp.	5,621	49,914
*Manhattan Associates, Inc.	9,750	1,615,380
*Marathon Digital Holdings, Inc.	353	3,555
Marvell Technology, Inc.	136,629	5,394,113
*Matterport, Inc.	5,721	13,330
*MaxLinear, Inc.	9,595	231,527
Methode Electronics, Inc.	5,366	219,952
Microchip Technology, Inc.	85,821	6,264,075
Micron Technology, Inc.	172,784	11,120,378
Microsoft Corp.	1,108,509	340,600,475
*Mirion Technologies, Inc.	1,524	12,344
*Mitek Systems, Inc.	5,049	45,542
MKS Instruments, Inc.	8,098	679,179
*Model N, Inc.	2,386	73,489
*Momentive Global, Inc.	6,639	62,340
*MongoDB, Inc.	8,254	1,980,630
Monolithic Power Systems, Inc.	6,913	3,193,599
Motorola Solutions, Inc.	27,198	7,925,497
*N-able, Inc.	10,823	137,993
*Napco Security Technologies, Inc.	3,437	106,547
National Instruments Corp.	20,141	1,172,810
*NCR Corp.	24,604	548,423
*Neonode, Inc.	2,688	19,233
NetApp, Inc.	33,410	2,101,155
*NETGEAR, Inc.	3,951	55,828
*NetScout Systems, Inc.	10,150	276,182
*NetSol Technologies, Inc.	2,215	5,250
Network-1 Technologies, Inc.	6,705	14,081
*nLight, Inc.	3,678	32,256
*Novanta, Inc.	5,213	796,755
*Nutanix, Inc., Class A	21,339	511,709
NVE Corp.	247	18,626
#NVIDIA Corp.	377,931	104,872,073
NXP Semiconductors NV	27,890	4,566,709
*Okta, Inc.	18,364	1,258,485
#*Olo, Inc., Class A	11,215	76,823
*ON Semiconductor Corp.	70,503	5,073,396
*ON24, Inc.	2,085	18,139
*One Stop Systems, Inc.	1,550	3,782
*OneSpan, Inc.	2,541	37,454
*Onto Innovation, Inc.	8,713	705,579
*Optical Cable Corp.	3,184	12,927
Oracle Corp.	291,161	27,578,770
*OSI Systems, Inc.	2,194	247,834
*Palantir Technologies, Inc., Class A	203,373	1,576,141

37

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Palo Alto Networks, Inc.	46,799	$8,538,946
#*PAR Technology Corp.	2,956	90,424
PC Connection, Inc.	1,900	76,513
PCTEL, Inc.	9,975	47,481
*PDF Solutions, Inc.	3,109	112,079
Pegasystems, Inc.	1,571	71,669
*Perficient, Inc.	4,417	286,752
*Photronics, Inc.	9,838	142,257
*Plexus Corp.	3,983	348,393
#*Porch Group, Inc.	5,181	4,715
Power Integrations, Inc.	8,645	629,183
*PowerSchool Holdings, Inc.	4,617	96,403
*Procore Technologies, Inc.	3,963	211,664
Progress Software Corp.	6,745	370,166
*PTC, Inc.	16,980	2,135,914
*Pure Storage, Inc., Class A	43,373	990,206
*Q2 Holdings, Inc.	6,811	167,687
*Qorvo, Inc.	15,717	1,447,221
QUALCOMM, Inc.	169,499	19,797,483
*Qualtrics International, Inc., Class A	13,096	234,811
*Qualys, Inc.	4,891	552,390
*Rambus, Inc.	16,094	713,608
*Ribbon Communications, Inc.	8,200	20,992
Richardson Electronics, Ltd.	1,728	26,663
*Rimini Street, Inc.	6,235	23,319
#*Riot Platforms, Inc.	6,133	73,351
*Rogers Corp.	2,468	397,225
Roper Technologies, Inc.	15,073	6,854,899
*Salesforce, Inc.	157,785	31,299,810
#*Samsara, Inc., Class A	855	15,433
*Sanmina Corp.	8,575	448,130
Sapiens International Corp. NV	3,238	65,181
*ScanSource, Inc.	8,042	219,949
Seagate Technology Holdings PLC	33,934	1,994,301
*SEMrush Holdings, Inc., Class A	1,072	10,356
*Semtech Corp.	9,652	188,117
*SentinelOne, Inc., Class A	17,577	282,462
*ServiceNow, Inc.	32,014	14,707,872
*Silicon Laboratories, Inc.	5,955	829,532
*SiTime Corp.	513	55,645
Skyworks Solutions, Inc.	23,586	2,497,757
*SMART Global Holdings, Inc.	4,832	74,509
*Smartsheet, Inc., Class A	11,554	472,212
*Snowflake, Inc., Class A	33,580	4,972,526
*SolarEdge Technologies, Inc.	8,150	2,327,885
*SolarWinds Corp.	3,559	30,679
*Sono-Tek Corp.	1,633	8,900
*SoundThinking, Inc.	371	11,037
*Splunk, Inc.	22,693	1,957,044
*Sprinklr, Inc., Class A	1,436	17,175
*SPS Commerce, Inc.	5,269	776,124
*Squarespace, Inc., Class A	2,373	73,800
*Stratasys, Ltd.	8,880	127,517
*Sumo Logic, Inc.	8,095	97,140
*Super Micro Computer, Inc.	7,474	787,984
*Synaptics, Inc.	5,822	515,596
*Synopsys, Inc.	24,770	9,197,596
TD SYNNEX Corp.	6,576	585,527

38

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
TE Connectivity, Ltd.	51,406	$6,290,552
*Teledyne Technologies, Inc.	6,698	2,775,651
*Teradata Corp.	14,509	561,643
Teradyne, Inc.	24,261	2,216,970
*TESSCO Technologies, Inc.	9,716	85,306
Texas Instruments, Inc.	139,861	23,384,759
*Trimble, Inc.	35,536	1,673,746
*TTM Technologies, Inc.	27,693	327,054
*Turtle Beach Corp.	2,589	28,142
*Twilio, Inc., Class A	17,976	945,717
*Tyler Technologies, Inc.	6,062	2,297,680
*UiPath, Inc., Class A	11,100	156,288
*Ultra Clean Holdings, Inc.	7,116	203,091
#*Unity Software, Inc.	23,737	640,187
Universal Display Corp.	6,717	896,451
*Veeco Instruments, Inc.	7,020	129,308
*Verint Systems, Inc.	8,873	323,776
*VeriSign, Inc.	14,870	3,298,166
*Vertex, Inc., Class A	3,581	73,948
#*Viasat, Inc.	6,665	233,475
*Viavi Solutions, Inc.	31,803	284,955
Vishay Intertechnology, Inc.	17,532	373,256
*Vishay Precision Group, Inc.	1,973	74,066
*VMware, Inc., Class A	21,169	2,646,760
Vontier Corp.	21,840	592,519
*Western Digital Corp.	47,315	1,629,529
#*Wolfspeed, Inc.	19,033	885,986
*Workday, Inc., Class A	31,413	5,847,216
Xerox Holdings Corp.	15,640	245,079
*Xperi, Inc.	2,529	24,000
*Yext, Inc.	3,025	26,560
*Zebra Technologies Corp.	7,850	2,261,035
*Zoom Video Communications, Inc., Class A	29,914	1,837,617
*Zscaler, Inc.	9,355	842,886

TOTAL INFORMATION TECHNOLOGY		1,551,562,932

MATERIALS — (2.9%)
AdvanSix, Inc.	3,590	135,271
Air Products & Chemicals, Inc.	34,853	10,259,329
Albemarle Corp.	18,422	3,416,544
Alcoa Corp.	25,608	951,081
Alpha Metallurgical Resources, Inc.	2,139	313,492
*Alto Ingredients, Inc.	9,837	12,886
Amcor PLC	204,534	2,243,738
American Vanguard Corp.	5,450	104,912
AptarGroup, Inc.	9,980	1,182,730
*Arconic Corp.	14,752	365,112
Ardagh Metal Packaging SA	5,895	24,052
Ashland, Inc.	7,739	786,360
#*ATI, Inc.	19,393	748,958
Avery Dennison Corp.	11,929	2,081,372
Avient Corp.	12,441	479,103
*Axalta Coating Systems, Ltd.	33,210	1,048,440
Balchem Corp.	4,664	612,850
Ball Corp.	43,716	2,324,817
Berry Global Group, Inc.	19,406	1,121,861
Cabot Corp.	8,565	614,624
Carpenter Technology Corp.	7,039	371,237
Celanese Corp.	17,234	1,830,940

39

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Century Aluminum Co.	4,684	$40,236
CF Industries Holdings, Inc.	30,324	2,170,592
Chase Corp.	1,300	142,129
Chemours Co. (The)	22,338	649,366
*Clearwater Paper Corp.	2,224	80,286
*Cleveland-Cliffs, Inc.	68,674	1,056,206
*Coeur Mining, Inc.	38,201	129,883
Commercial Metals Co.	17,330	809,138
Compass Minerals International, Inc.	6,542	214,120
*Core Molding Technologies, Inc.	389	7,294
Corteva, Inc.	112,314	6,864,632
Crown Holdings, Inc.	19,055	1,634,538
Dow, Inc.	121,570	6,613,408
DuPont de Nemours, Inc.	74,580	5,199,718
Eagle Materials, Inc.	5,468	810,412
Eastman Chemical Co.	19,542	1,646,804
Ecolab, Inc.	38,797	6,511,688
*Ecovyst, Inc.	11,808	134,021
Element Solutions, Inc.	34,461	625,467
*Ferroglobe PLC	8,348	33,726
FMC Corp.	18,443	2,279,186
Freeport-McMoRan, Inc.	214,045	8,114,446
FutureFuel Corp.	2,326	17,445
Graphic Packaging Holding Co.	48,419	1,194,013
Greif, Inc., Class A	5,032	315,959
Greif, Inc., Class B	290	22,835
Hawkins, Inc.	1,776	71,644
Haynes International, Inc.	1,733	81,468
HB Fuller Co.	8,166	540,344
Hecla Mining Co.	81,856	495,229
Huntsman Corp.	26,794	717,811
*Ingevity Corp.	5,118	367,165
Innospec, Inc.	3,923	398,694
International Flavors & Fragrances, Inc.	41,190	3,993,782
International Paper Co.	48,566	1,608,020
*Intrepid Potash, Inc.	894	23,047
Kaiser Aluminum Corp.	1,800	118,296
Koppers Holdings, Inc.	1,655	54,301
Kronos Worldwide, Inc.	2,521	23,445
Linde PLC	82,998	30,663,611
#*Livent Corp.	26,786	585,274
Louisiana-Pacific Corp.	14,880	888,931
*LSB Industries, Inc.	4,334	38,703
LyondellBasell Industries NV, Class A	41,964	3,970,214
Martin Marietta Materials, Inc.	9,291	3,374,491
Materion Corp.	4,058	439,522
Mativ, Inc.	7,979	154,553
Mercer International, Inc.	3,588	34,911
Minerals Technologies, Inc.	4,632	274,492
Mosaic Co. (The)	49,835	2,135,430
*MP Materials Corp.	9,117	197,565
Myers Industries, Inc.	3,889	73,697
NewMarket Corp.	1,212	484,315
Newmont Corp.	126,053	5,974,912
Northern Technologies International Corp.	600	6,888
Nucor Corp.	43,048	6,378,853
*O-I Glass, Inc.	20,954	470,836
Olin Corp.	20,975	1,162,015

40

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Olympic Steel, Inc.	863	$40,190
Orion Engineered Carbons SA	9,018	218,326
Packaging Corp. of America	13,423	1,815,595
Pactiv Evergreen, Inc.	2,322	18,344
*Piedmont Lithium, Inc.	656	37,720
PPG Industries, Inc.	38,768	5,437,600
Quaker Chemical Corp.	1,152	214,998
Ramaco Resources, Inc.	1,329	10,805
*Ranpak Holdings Corp.	2,164	8,829
*Rayonier Advanced Materials, Inc.	7,732	42,062
Reliance Steel & Aluminum Co.	9,117	2,259,193
Royal Gold, Inc.	9,190	1,217,124
RPM International, Inc.	20,785	1,704,994
Ryerson Holding Corp.	1,854	70,026
Schnitzer Steel Industries, Inc.	5,286	152,713
Scotts Miracle-Gro Co. (The)	5,929	396,116
Sealed Air Corp.	20,683	992,577
Sensient Technologies Corp.	5,786	430,826
Sherwin-Williams Co. (The)	38,704	9,193,748
Silgan Holdings, Inc.	11,854	583,928
Sonoco Products Co.	14,372	871,231
Southern Copper Corp.	10,585	813,246
Steel Dynamics, Inc.	26,973	2,803,843
Stepan Co.	3,303	304,537
*Summit Materials, Inc., Class A	17,584	481,977
SunCoke Energy, Inc.	8,357	65,017
Sylvamo Corp.	4,400	201,608
*Synalloy Corp.	798	7,573
*TimkenSteel Corp.	4,952	82,896
Tredegar Corp.	3,714	34,837
TriMas Corp.	6,793	172,610
Trinseo PLC	1,883	34,120
Tronox Holdings PLC, Class A	15,610	213,701
United States Lime & Minerals, Inc.	353	56,798
United States Steel Corp.	34,905	798,626
Vulcan Materials Co.	20,054	3,511,856
Warrior Met Coal, Inc.	7,181	248,247
Westlake Corp.	5,140	584,829
Westrock Co.	38,678	1,157,633
Worthington Industries, Inc.	5,620	333,772

TOTAL MATERIALS		181,774,387

REAL ESTATE — (0.1%)
*Anywhere Real Estate, Inc.	29,493	187,870
*CBRE Group, Inc., Class A	48,513	3,719,007
*Compass, Inc., Class A	29,611	69,290
*Cushman & Wakefield PLC	5,376	52,954
Douglas Elliman, Inc.	6,947	22,161
*Forestar Group, Inc.	3,151	60,940
*FRP Holdings, Inc.	451	26,158
*Howard Hughes Corp. (The)	4,684	362,401
*Jones Lang LaSalle, Inc.	7,080	984,403
Kennedy-Wilson Holdings, Inc.	18,289	306,890
Marcus & Millichap, Inc.	5,259	165,501
Newmark Group, Inc., Class A	18,707	118,602
*Rafael Holdings, Inc., Class B	922	1,936
RE/MAX Holdings, Inc.	1,413	27,285
RMR Group, Inc. (The), Class A	2,835	67,331
St. Joe Co. (The)	4,493	184,662

41

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Stratus Properties, Inc.	315	$6,741
*Tejon Ranch Co.	767	13,254
*Zillow Group, Inc., Class A	7,369	315,246
*Zillow Group, Inc., Class C	22,495	979,432

TOTAL REAL ESTATE		7,672,064

UTILITIES — (2.8%)
AES Corp. (The)	100,505	2,377,948
ALLETE, Inc.	9,202	574,021
Alliant Energy Corp.	35,770	1,972,358
Ameren Corp., Class A	39,888	3,548,835
American Electric Power Co., Inc.	77,754	7,186,025
American States Water Co.	6,335	562,231
American Water Works Co., Inc.	29,949	4,439,939
Artesian Resources Corp., Class A	726	39,770
Atlantica Sustainable Infrastructure PLC	9,596	255,446
Atmos Energy Corp.	19,228	2,194,684
#Avangrid, Inc.	13,111	527,849
Avista Corp.	10,783	475,207
Black Hills Corp.	9,636	629,134
Brookfield Renewable Corp., Class A	13,687	457,283
California Water Service Group	8,673	486,382
CenterPoint Energy, Inc.	91,466	2,786,969
Chesapeake Utilities Corp.	3,118	385,073
Clearway Energy, Inc., Class A	7,823	226,711
Clearway Energy, Inc., Class C	13,897	422,052
CMS Energy Corp.	41,555	2,587,214
Consolidated Edison, Inc.	57,689	5,680,636
Consolidated Water Co., Ltd.	3,513	59,370
Constellation Energy Corp.	51,085	3,953,979
Dominion Energy, Inc.	120,374	6,878,170
DTE Energy Co.	31,290	3,517,309
Duke Energy Corp.	123,353	12,197,145
Edison International	60,944	4,485,478
Entergy Corp.	32,283	3,473,005
Essential Utilities, Inc.	38,412	1,640,192
Evergy, Inc.	32,487	2,017,768
Eversource Energy	55,318	4,293,230
Exelon Corp.	148,818	6,315,836
FirstEnergy Corp.	83,427	3,320,395
Genie Energy, Ltd., Class B	1,407	21,907
Global Water Resources, Inc.	752	8,249
Hawaiian Electric Industries, Inc.	15,940	625,007
IDACORP, Inc.	7,935	881,737
MGE Energy, Inc.	6,052	463,644
Middlesex Water Co.	2,761	201,498
National Fuel Gas Co.	13,015	727,539
New Jersey Resources Corp.	14,771	762,774
NextEra Energy, Inc.	327,587	25,102,992
NiSource, Inc.	64,214	1,827,530
Northwest Natural Holding Co.	5,679	266,686
NorthWestern Corp.	7,739	453,660
NRG Energy, Inc.	35,856	1,225,200
OGE Energy Corp.	29,967	1,124,961
ONE Gas, Inc.	8,759	674,005
#Ormat Technologies, Inc.	6,568	563,600
#Otter Tail Corp.	6,053	435,513
*PG&E Corp.	275,219	4,708,997
Pinnacle West Capital Corp.	17,530	1,375,404

42

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
PNM Resources, Inc.	11,438	$550,511
Portland General Electric Co.	13,297	673,094
PPL Corp.	108,663	3,120,801
Public Service Enterprise Group, Inc.	79,804	5,043,613
*Pure Cycle Corp.	1,282	12,653
RGC Resources, Inc.	300	5,745
Sempra Energy	48,800	7,587,912
SJW Group	3,581	271,870
#Southern Co. (The)	176,404	12,974,514
Southwest Gas Holdings, Inc.	10,277	575,512
Spire, Inc.	7,579	513,326
#*Sunnova Energy International, Inc.	14,024	251,871
UGI Corp.	31,093	1,053,431
Unitil Corp.	1,600	88,944
#Via Renewables, Inc.	475	4,916
Vistra Corp.	55,553	1,325,495
WEC Energy Group, Inc.	50,983	4,903,035
Xcel Energy, Inc.	92,789	6,486,879
York Water Co. (The)	1,161	48,808

TOTAL UTILITIES		176,911,477

TOTAL COMMON STOCKS		6,131,290,766

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	3,095	84,184

TOTAL PREFERRED STOCK		84,184

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*<»Zagg, Inc.	171	—

ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	3,911	5,554

HEALTH CARE — (0.0%)
#*»ABIOMED, Inc. 1/2/2026	6,708	104,712
*<»Achillion Pharmaceuticals	1,800	486
#*»Albireo Pharma, Inc. 3/2/2026	2,674	5,749

TOTAL HEALTH CARE		110,947

INDUSTRIALS — (0.0%)
*»Communications Systems	225	686
*Triumph Group, Inc. 12/5/2027	2,343	842

TOTAL INDUSTRIALS		1,528

TOTAL RIGHTS/WARRANTS		118,029

TOTAL INVESTMENT SECURITIES — (98.2%) (Cost $2,533,579,937)		6,131,492,979

SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term Investment Fund	9,771,970	113,015,765

TOTAL INVESTMENTS — (100.0%) (Cost $2,646,595,702)		$6,244,508,744

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

43

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

PLC         Public Limited Company

SA           Special Assessment

44

DIMENSIONAL U.S. SMALL CAP ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.5%)
*Altice USA, Inc., Class A	220,079	$770,276
*AMC Networks, Inc., Class A	58,172	1,029,063
*Angi, Inc.	11,677	26,857
*Anterix, Inc.	37,182	1,174,208
ATN International, Inc.	33,369	1,206,957
*Bandwidth, Inc., Class A	46,420	564,931
*Boston Omaha Corp., Class A	56,832	1,162,783
*Bumble, Inc., Class A	112,519	2,048,971
Cable One, Inc.	2,190	1,660,918
*Cargurus, Inc.	137,791	2,265,284
*Cars.com, Inc.	187,814	3,675,520
*Cinemark Holdings, Inc.	36,999	624,543
*Clear Channel Outdoor Holdings, Inc.	40,992	52,060
Cogent Communications Holdings, Inc.	106,282	7,337,709
*comScore, Inc.	43,048	43,478
*Consolidated Communications Holdings, Inc.	182,247	705,296
*Cumulus Media, Inc., Class A	61,830	217,332
*Daily Journal Corp.	776	211,964
*DHI Group, Inc.	85,101	312,321
*EchoStar Corp., Class A	75,941	1,296,313
#*Emerald Holding, Inc.	4,550	16,880
Entravision Communications Corp., Class A	155,456	971,600
*Eventbrite, Inc., Class A	1,536	11,167
*EverQuote, Inc., Class A	43,015	299,815
*EW Scripps Co. (The), Class A	153,292	1,292,252
#*Frontier Communications Parent, Inc.	74,587	1,681,191
*Gaia, Inc.	15,504	47,132
*Gannett Co., Inc.	70,449	133,853
*Globalstar, Inc.	10,125	9,173
*Gogo, Inc.	150,925	2,023,904
Gray Television, Inc.	156,744	1,208,496
Gray Television, Inc., Class A	912	7,579
*Harte Hanks, Inc.	9,013	76,070
*IDT Corp., Class B	62,260	2,067,655
*iHeartMedia, Inc., Class A	30,785	106,824
*IMAX Corp.	147,865	3,097,772
*Integral Ad Science Holding Corp.	66,114	1,039,973
Iridium Communications, Inc.	125,023	7,935,210
John Wiley & Sons, Inc., Class A	94,063	3,628,010
*Lee Enterprises, Inc.	1,636	18,847
*Liberty Latin America, Ltd., Class A	83,254	738,463
#*Liberty Latin America, Ltd., Class C	346,084	3,073,226
#*Liberty Media Corp.-Liberty Braves, Class A	18,848	738,276
*Liberty Media Corp.-Liberty Braves, Class C	50,572	1,922,747
*Lions Gate Entertainment Corp., Class A	144,409	1,660,703
#*Lions Gate Entertainment Corp., Class B	180,413	1,925,007
#*Madison Square Garden Entertainment Corp.	44,485	1,435,531
Madison Square Garden Sports Corp.	17,637	3,536,218
*Magnite, Inc.	331,422	3,115,367
#Marcus Corp. (The)	58,242	1,020,400
#*MediaAlpha, Inc., Class A	9,595	71,003
#*Motorsport Games, Inc., Class A	7,615	37,085
New York Times Co. (The), Class A	151,272	6,013,062

1

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
Nexstar Media Group, Inc.	36,651	$6,357,116
*Ooma, Inc.	40,308	495,788
*Playtika Holding Corp.	162,752	1,627,520
*PubMatic, Inc., Class A	87,954	1,201,452
*QuinStreet, Inc.	123,219	1,368,963
*Quotient Technology, Inc.	117,886	332,439
*Reading International, Inc.	2,340	51,129
#*Reading International, Inc., Class A	41,940	135,466
Saga Communications, Inc., Class A	7,360	163,760
Scholastic Corp.	62,096	2,388,833
*Sciplay Corp., Class A	17,135	292,666
Shenandoah Telecommunications Co.	139,220	2,897,168
Shutterstock, Inc.	67,386	4,514,862
#Sinclair Broadcast Group, Inc., Class A	92,933	1,848,437
#*Sphere Entertainment Co.	44,485	1,251,808
#Spok Holdings, Inc.	45,399	555,230
*Stagwell, Inc.	44,296	275,521
*TechTarget, Inc.	65,484	2,232,350
TEGNA, Inc.	219,665	3,756,271
Telephone and Data Systems, Inc.	208,443	2,084,430
*Thryv Holdings, Inc.	85,564	1,921,767
Townsquare Media, Inc., Class A	30,489	288,426
#*Travelzoo	16,352	121,822
#*TripAdvisor, Inc.	168,018	2,978,959
*TrueCar, Inc.	183,166	470,737
*United States Cellular Corp.	83,118	1,765,426
*Urban One, Inc.	7,399	52,829
*Urban One, Inc.	19,276	111,994
*Vimeo, Inc.	152,840	502,844
*WideOpenWest, Inc.	60,244	688,589
#World Wrestling Entertainment, Inc., Class A	31,562	3,382,500
*Yelp, Inc.	159,126	4,761,050
*Zedge, Inc., Class B	17,051	33,761
*Ziff Davis, Inc.	87,469	6,397,483
*ZipRecruiter, Inc.	10,944	185,391

TOTAL COMMUNICATION SERVICES		134,842,062

CONSUMER DISCRETIONARY — (13.8%)
*1-800-Flowers.com, Inc., Class A	113,859	1,048,641
*1stdibs.com, Inc.	3,679	13,833
*2U, Inc.	174,837	968,597
Aaron’s Co., Inc. (The)	73,330	978,955
*Abercrombie & Fitch Co.	150,445	3,541,475
Academy Sports & Outdoors, Inc.	140,817	8,944,696
#Acushnet Holdings Corp.	75,888	3,804,265
*Adient PLC	164,895	6,091,221
ADT, Inc.	57,858	387,649
*Adtalem Global Education, Inc.	107,330	4,354,378
AMCON Distributing Co.	369	68,265
*American Axle & Manufacturing Holdings, Inc.	337,462	2,412,853
American Eagle Outfitters, Inc.	375,205	5,023,995
*American Outdoor Brands, Inc.	49,561	443,075
*American Public Education, Inc.	37,111	211,533
*America’s Car-Mart, Inc.	18,304	1,471,459
Ark Restaurants Corp.	3,459	60,463
Arko Corp.	35,370	295,693
*Asbury Automotive Group, Inc.	36,148	6,993,192
Autoliv, Inc.	43,990	3,774,782
*AutoNation, Inc.	47,938	6,313,435

2

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Bally’s Corp.	53,167	$914,472
*Barnes & Noble Education, Inc.	78,667	122,721
Bassett Furniture Industries, Inc.	30,696	440,488
*Beazer Homes USA, Inc.	60,018	1,278,984
#Big Lots, Inc.	61,728	554,935
*Biglari Holdings, Inc., Class A	46	39,769
*Biglari Holdings, Inc., Class B	3,338	578,142
*BJ’s Restaurants, Inc.	65,679	2,137,195
#Bloomin’ Brands, Inc.	161,687	4,004,987
Bluegreen Vacations Holding Corp.	33,539	965,588
*Boot Barn Holdings, Inc.	61,525	4,458,717
#*Bowlero Corp.	872	12,757
Boyd Gaming Corp.	48,320	3,353,408
*Bright Horizons Family Solutions, Inc.	49,512	3,768,853
*Brinker International, Inc.	106,865	4,266,051
Brunswick Corp.	100,593	8,529,280
Buckle, Inc. (The)	94,559	3,170,563
Build-A-Bear Workshop, Inc.	42,653	989,550
Caleres, Inc.	102,338	2,333,306
#Camping World Holdings, Inc., Class A	29,773	666,617
Canterbury Park Holding Corp.	6,569	147,802
*Capri Holdings, Ltd.	10,684	443,386
*CarParts.com, Inc.	114,872	544,493
Carriage Services, Inc.	44,390	1,274,437
*Carrols Restaurant Group, Inc.	76,296	293,740
Carter’s, Inc.	71,237	4,970,205
Cato Corp. (The), Class A	60,483	498,985
*Cavco Industries, Inc.	19,453	5,840,180
*Century Casinos, Inc.	23,646	166,468
Century Communities, Inc.	91,381	6,153,597
#Cheesecake Factory, Inc. (The)	127,879	4,308,244
*Chegg, Inc.	289,238	5,200,499
*Chico’s FAS, Inc.	348,919	1,758,552
*Children’s Place, Inc. (The)	35,136	1,041,431
#Choice Hotels International, Inc.	44,988	5,736,870
#*Chuy’s Holdings, Inc.	42,183	1,471,343
*Citi Trends, Inc.	31,882	550,283
Clarus Corp.	11,307	110,017
Columbia Sportswear Co.	87,419	7,302,983
*Conn’s, Inc.	77,110	368,586
*Container Store Group, Inc. (The)	91,097	281,490
*ContextLogic, Inc., Class A	2,764	19,928
#*Cooper-Standard Holdings, Inc.	101,091	1,359,674
*Coursera, Inc.	192,371	2,393,095
#Cracker Barrel Old Country Store, Inc.	39,013	4,141,620
#*Crocs, Inc.	119,721	14,805,896
*Culp, Inc.	21,109	115,255
Dana, Inc.	337,194	4,987,099
*Dave & Buster’s Entertainment, Inc.	118,330	4,195,982
*Delta Apparel, Inc.	7,770	88,500
*Denny’s Corp.	141,345	1,584,477
Designer Brands, Inc., Class A	109,144	893,889
*Destination XL Group, Inc.	150,243	659,567
#Dillard’s, Inc., Class A	20,240	6,039,414
Dine Brands Global, Inc.	34,276	2,225,541
Dorman Products, Inc.	65,803	5,669,586
*Duluth Holdings, Inc., Class B	39,395	246,613
*Educational Development Corp.	5,452	11,504

3

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
El Pollo Loco Holdings, Inc.	87,367	$814,260
*Envela Corp.	2,100	13,251
Escalade, Inc.	20,364	307,904
Ethan Allen Interiors, Inc.	72,043	2,012,161
#*European Wax Center, Inc., Class A	14,108	265,795
*Everi Holdings, Inc.	46,082	700,446
*Fiesta Restaurant Group, Inc.	60,025	482,001
*First Watch Restaurant Group, Inc.	5,386	86,607
*Flanigan’s Enterprises, Inc.	1,877	51,674
Flexsteel Industries, Inc.	11,548	200,242
Foot Locker, Inc.	179,388	7,532,502
*Fossil Group, Inc.	69,402	233,191
*Fox Factory Holding Corp.	85,531	9,482,822
#Franchise Group, Inc.	62,944	1,841,112
*Frontdoor, Inc.	127,887	3,498,988
*Full House Resorts, Inc.	22,315	157,098
#*Funko, Inc., Class A	57,382	565,787
#Gap, Inc. (The)	447,199	4,293,110
#*Garrett Motion, Inc.	26,425	218,271
*Genesco, Inc.	37,786	1,309,663
Gentex Corp.	53,601	1,478,852
*Gentherm, Inc.	70,869	4,227,336
*G-III Apparel Group, Ltd.	114,053	1,790,632
*Goodyear Tire & Rubber Co. (The)	621,198	6,628,183
*GoPro, Inc., Class A	269,091	1,151,709
Graham Holdings Co., Class B	7,996	4,602,258
*Grand Canyon Education, Inc.	64,949	7,709,446
*Green Brick Partners, Inc.	37,845	1,410,483
Group 1 Automotive, Inc.	36,964	8,297,679
*GrowGeneration Corp.	126,216	431,659
#Guess?, Inc.	141,012	2,658,076
H&R Block, Inc.	208,824	7,081,222
Hamilton Beach Brands Holding Co., Class A	20,277	202,973
#Hanesbrands, Inc.	205,922	1,079,031
Harley-Davidson, Inc.	153,203	5,683,831
Haverty Furniture Cos., Inc.	40,885	1,232,274
Haverty Furniture Cos., Inc., Class A	457	13,708
*Helen of Troy, Ltd.	56,177	5,636,800
Hibbett, Inc.	37,868	2,057,368
*Hilton Grand Vacations, Inc.	119,482	5,113,830
Hooker Furnishings Corp.	51,510	814,373
#*Hovnanian Enterprises, Inc., Class A	14,761	1,088,919
*Inspired Entertainment, Inc.	22,201	284,173
Installed Building Products, Inc.	60,509	7,519,453
International Game Technology PLC	1,324	37,257
#*iRobot Corp.	50,147	1,972,282
*J Jill, Inc.	15,545	384,428
Jack in the Box, Inc.	51,737	4,795,503
*JAKKS Pacific, Inc.	8,416	188,518
Johnson Outdoors, Inc., Class A	22,477	1,303,666
KB Home	134,300	5,885,026
Kohl’s Corp.	109,180	2,405,235
#Kontoor Brands, Inc.	58,031	2,621,260
#Krispy Kreme, Inc.	40,791	627,366
#*Kura Sushi USA, Inc., Class A	11,678	804,848
Lakeland Industries, Inc.	28,329	341,364
*Lands’ End, Inc.	45,367	325,281
*Landsea Homes Corp.	9,685	63,921

4

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Latham Group, Inc.	7,358	$17,733
Laureate Education, Inc.	322,669	3,997,869
La-Z-Boy, Inc.	120,393	3,458,891
#*Lazydays Holdings, Inc.	12,312	145,897
LCI Industries	50,283	5,679,968
*Legacy Housing Corp.	11,789	254,642
#Leggett & Platt, Inc.	194,321	6,278,512
#*Leslie’s, Inc.	315,281	3,420,799
*LGI Homes, Inc.	45,116	5,359,781
#*Life Time Group Holdings, Inc.	54,881	1,140,976
Lifetime Brands, Inc.	33,179	162,577
*Light & Wonder, Inc.	64,774	3,905,224
*Lincoln Educational Services Corp.	19,456	113,428
#*Lindblad Expeditions Holdings, Inc.	30,264	342,286
Lithia Motors, Inc.	27,469	6,067,627
*Lovesac Co. (The)	42,919	1,128,341
*M/I Homes, Inc.	42,762	2,892,422
Macy’s, Inc.	369,611	6,039,444
*Malibu Boats, Inc., Class A	49,404	2,803,677
Marine Products Corp.	47,607	655,548
*MarineMax, Inc.	36,132	1,052,164
#Marriott Vacations Worldwide Corp.	103,817	13,969,616
*MasterCraft Boat Holdings, Inc.	54,424	1,592,990
*Mattel, Inc.	94,519	1,701,342
MDC Holdings, Inc.	147,619	6,047,950
Meritage Homes Corp.	43,894	5,620,627
*Modine Manufacturing Co.	119,384	2,496,319
*Mohawk Industries, Inc.	3,875	410,362
Monarch Casino & Resort, Inc.	36,264	2,515,271
Monro, Inc.	72,426	3,540,183
*Motorcar Parts of America, Inc.	38,120	185,644
Movado Group, Inc.	42,099	1,078,576
Murphy USA, Inc.	65,582	18,050,134
Nathan’s Famous, Inc.	13,929	1,039,800
*National Vision Holdings, Inc.	64,827	1,363,960
*Nautilus, Inc.	14,993	19,941
Newell Brands, Inc.	141,255	1,716,248
*Noodles & Co.	89,608	442,664
#Nordstrom, Inc.	168,012	2,597,466
#*Norwegian Cruise Line Holdings, Ltd.	2,370	31,640
*ODP Corp. (The)	87,263	3,770,634
#*Ollie’s Bargain Outlet Holdings, Inc.	83,175	5,427,169
*ONE Group Hospitality, Inc. (The)	49,677	388,971
*OneSpaWorld Holdings, Ltd.	135,860	1,630,320
#*OneWater Marine, Inc.	2,143	56,575
Oxford Industries, Inc.	37,229	3,841,661
Papa John’s International, Inc.	76,014	5,685,087
Patrick Industries, Inc.	62,867	4,314,562
#*Penn Entertainment, Inc.	52,273	1,557,213
Penske Automotive Group, Inc.	14,811	2,052,508
*Perdoceo Education Corp.	310,924	4,035,794
#*Petco Health & Wellness Co., Inc.	74,744	744,450
#PetMed Express, Inc.	59,420	913,285
*Planet Fitness, Inc., Class A	25,273	2,101,197
*Playa Hotels & Resorts NV	331,275	3,084,170
*PlayAGS, Inc.	36,031	190,244
#Polaris, Inc.	40,012	4,347,304
*Potbelly Corp.	62,876	658,940

5

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Purple Innovation, Inc.	102,129	$303,323
PVH Corp.	93,615	8,033,103
#*QuantumScape Corp.	15,602	109,214
RCI Hospitality Holdings, Inc.	22,308	1,670,869
#*Red Robin Gourmet Burgers, Inc.	14,778	193,148
Red Rock Resorts, Inc., Class A	16,620	811,056
*Revolve Group, Inc.	97,174	2,006,643
#*RH	15,203	3,878,741
Rocky Brands, Inc.	23,899	698,329
#*RumbleON, Inc., Class B	1,300	8,840
Ruth’s Hospitality Group, Inc.	92,494	1,494,703
*Sally Beauty Holdings, Inc.	205,452	2,923,582
*SeaWorld Entertainment, Inc.	137,126	7,358,181
*Shake Shack, Inc., Class A	78,692	4,313,109
Shoe Carnival, Inc.	78,060	1,814,895
#Signet Jewelers, Ltd.	97,232	7,154,331
*Six Flags Entertainment Corp.	150,007	3,640,670
*Skechers USA, Inc., Class A	121,435	6,459,128
*Skyline Champion Corp.	71,810	5,326,148
#*Sleep Number Corp.	63,256	1,426,423
Smith & Wesson Brands, Inc.	135,639	1,630,381
*Solo Brands, Inc., Class A	20,224	161,590
Sonic Automotive, Inc., Class A	64,458	2,869,670
#*Sonos, Inc.	227,098	4,800,852
*Sportsman’s Warehouse Holdings, Inc.	123,326	767,088
Standard Motor Products, Inc.	80,003	2,880,908
Steven Madden, Ltd.	164,318	5,757,703
#*Stitch Fix, Inc., Class A	156,425	533,409
*Stoneridge, Inc.	74,969	1,411,666
Strategic Education, Inc.	40,215	3,538,920
*Strattec Security Corp.	7,311	141,833
*Stride, Inc.	117,292	5,038,864
Superior Group of Cos., Inc.	33,370	260,286
*Superior Industries International, Inc.	54,832	269,225
#*Target Hospitality Corp.	5,192	65,471
*Taylor Morrison Home Corp.	237,373	10,228,403
Tempur Sealy International, Inc.	227,378	8,519,854
Texas Roadhouse, Inc.	64,916	7,181,008
#Thor Industries, Inc.	98,371	7,773,276
*Tile Shop Holdings, Inc.	48,562	227,756
*Tilly’s, Inc., Class A	57,273	430,120
Toll Brothers, Inc.	94,729	6,054,130
*TopBuild Corp.	40,326	9,092,706
*Topgolf Callaway Brands Corp.	405,962	9,000,178
#*Toughbuilt Industries, Inc.	10,426	9,383
#*Traeger, Inc.	6,283	19,100
Travel + Leisure Co.	105,297	4,029,716
*Tri Pointe Homes, Inc.	243,045	6,970,531
*Udemy, Inc.	1,739	15,808
*Under Armour, Inc., Class A	156,271	1,386,124
*Under Armour, Inc., Class C	159,945	1,285,958
*Unifi, Inc.	63,107	554,079
*Universal Electronics, Inc.	28,712	288,556
*Universal Technical Institute, Inc.	69,979	494,052
Upbound Group, Inc.	101,479	2,705,430
*Urban Outfitters, Inc.	219,211	5,931,850
Valvoline, Inc.	212,704	7,348,923
*Vera Bradley, Inc.	117,086	613,531

6

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Victoria’s Secret & Co.	120,090	$3,723,991
*Vista Outdoor, Inc.	146,480	3,530,168
*Visteon Corp.	42,548	5,973,314
#*Vizio Holding Corp., Class A	50,158	429,854
*VOXX International Corp.	53,692	685,647
Wendy’s Co. (The)	448,629	9,914,701
Weyco Group, Inc.	14,951	405,770
Wingstop, Inc.	47,246	9,454,397
Winmark Corp.	10,551	3,523,190
#Winnebago Industries, Inc.	86,736	5,042,831
Wolverine World Wide, Inc.	140,370	2,349,794
#*WW International, Inc.	68,566	572,526
Wyndham Hotels & Resorts, Inc.	54,952	3,748,825
#*XPEL, Inc.	19,837	1,449,291
#*YETI Holdings, Inc.	100,878	3,979,637
*Zumiez, Inc.	50,124	876,418

TOTAL CONSUMER DISCRETIONARY		731,418,928

CONSUMER STAPLES — (4.2%)
#Alico, Inc.	16,354	385,300
Andersons, Inc. (The)	78,145	3,493,082
#B&G Foods, Inc.	65,317	1,047,685
#*Beauty Health Co. (The)	43,029	493,112
*BellRing Brands, Inc.	127,803	4,599,630
*Boston Beer Co., Inc. (The), Class A	9,267	2,942,365
*Bridgford Foods Corp.	6,015	77,563
Calavo Growers, Inc.	39,401	1,259,256
Cal-Maine Foods, Inc.	89,762	4,263,695
Casey’s General Stores, Inc.	3,890	890,110
*Central Garden & Pet Co.	26,695	983,444
*Central Garden & Pet Co., Class A	87,969	3,107,945
*Chefs’ Warehouse, Inc. (The)	96,349	3,204,568
Coca-Cola Consolidated, Inc.	18,122	10,682,194
*Coty, Inc., Class A	273,645	3,248,166
*Duckhorn Portfolio, Inc. (The)	157,988	2,385,619
Edgewell Personal Care Co.	113,731	4,966,633
*elf Beauty, Inc.	81,117	7,524,413
Energizer Holdings, Inc.	72,784	2,433,169
*Farmer Bros. Co.	34,187	97,433
Flowers Foods, Inc.	259,514	7,139,230
Fresh Del Monte Produce, Inc.	110,051	3,159,564
#*Freshpet, Inc.	67,337	4,644,233
*Grocery Outlet Holding Corp.	105,531	3,142,713
*Hain Celestial Group, Inc. (The)	147,834	2,650,664
#*Herbalife, Ltd.	112,920	1,677,991
*Honest Co., Inc. (The)	130,402	216,467
*Hostess Brands, Inc.	272,301	7,014,474
Ingles Markets, Inc., Class A	36,641	3,372,438
Ingredion, Inc.	63,751	6,768,444
Inter Parfums, Inc.	70,019	10,628,184
J & J Snack Foods Corp.	33,925	5,197,310
John B Sanfilippo & Son, Inc.	24,220	2,517,669
#Lancaster Colony Corp.	58,785	12,293,119
#Limoneira Co.	22,165	370,377
Medifast, Inc.	27,342	2,505,894
MGP Ingredients, Inc.	48,235	4,759,830
*Mission Produce, Inc.	25,439	289,750
*National Beverage Corp.	128,588	6,390,824
*Natural Alternatives International, Inc.	16,917	150,730

7

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Natural Grocers by Vitamin Cottage, Inc.	41,432	$447,051
*Nature’s Sunshine Products, Inc.	32,356	354,622
Nu Skin Enterprises, Inc., Class A	123,809	4,885,503
Oil-Dri Corp. of America	13,862	587,472
*Performance Food Group Co.	4,172	261,543
*Pilgrim’s Pride Corp.	77,541	1,768,710
*Post Holdings, Inc.	95,368	8,629,850
PriceSmart, Inc.	52,964	3,902,388
#Reynolds Consumer Products, Inc.	94,760	2,656,123
*Rocky Mountain Chocolate Factory, Inc.	4,995	26,873
Seaboard Corp.	421	1,659,190
*Seneca Foods Corp.	1,443	68,369
*Seneca Foods Corp., Class A	18,489	880,076
*Simply Good Foods Co. (The)	181,493	6,600,900
*Sovos Brands, Inc.	52,480	900,032
SpartanNash Co.	98,622	2,418,211
Spectrum Brands Holdings, Inc.	69,617	4,629,531
*Sprouts Farmers Market, Inc.	216,269	7,495,884
Tootsie Roll Industries, Inc.	60,031	2,454,067
*TreeHouse Foods, Inc.	72,516	3,861,477
Turning Point Brands, Inc.	36,450	867,146
*United Natural Foods, Inc.	124,346	3,390,915
United-Guardian, Inc.	10,372	99,882
Universal Corp.	53,800	2,953,082
*USANA Health Sciences, Inc.	46,370	3,077,577
Utz Brands, Inc.	28,163	532,562
Vector Group, Ltd.	344,180	4,384,853
Village Super Market, Inc., Class A	18,875	413,174
#*Vita Coco Co., Inc. (The)	5,504	119,162
*Vital Farms, Inc.	96,471	1,242,547
#WD-40 Co.	23,081	4,394,622
Weis Markets, Inc.	45,771	3,775,650
#*Whole Earth Brands, Inc.	48,680	116,832
*Zevia PBC, Class A	2,754	9,667

TOTAL CONSUMER STAPLES		222,840,830

ENERGY — (6.0%)
Adams Resources & Energy, Inc.	7,159	272,758
#*Amplify Energy Corp.	96,935	669,821
Antero Midstream Corp.	779,691	8,389,475
*Antero Resources Corp.	39,349	904,634
#Arch Resources, Inc.	41,435	5,065,429
Archrock, Inc.	337,463	3,472,494
Ardmore Shipping Corp.	114,671	1,684,517
Berry Corp.	158,181	1,208,503
*Bristow Group, Inc.	57,315	1,282,137
Cactus, Inc., Class A	72,895	2,950,790
California Resources Corp.	148,087	5,997,524
#*Callon Petroleum Co.	108,763	3,604,406
*Centrus Energy Corp., Class A	29,673	869,419
ChampionX Corp.	256,306	6,940,766
Chord Energy Corp.	49,201	7,002,778
#Civitas Resources, Inc.	5,789	399,730
*Clean Energy Fuels Corp.	445,871	1,903,869
#*CNX Resources Corp.	518,302	8,049,230
#Comstock Resources, Inc.	372,379	4,282,358
CONSOL Energy, Inc.	67,044	3,978,391
#Core Laboratories NV	85,787	1,931,065
Crescent Energy Co., Class A	2,567	29,824

8

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
CVR Energy, Inc.	93,171	$2,454,124
Delek US Holdings, Inc.	166,391	3,619,004
*Denbury, Inc.	73,789	6,890,417
DHT Holdings, Inc.	514,730	4,884,788
*DMC Global, Inc.	30,976	586,685
Dorian LPG, Ltd.	112,383	2,497,150
*Dril-Quip, Inc.	81,920	2,234,778
DT Midstream, Inc.	112,054	5,520,901
#*Earthstone Energy, Inc., Class A	66,497	901,699
EnLink Midstream LLC	539,872	5,296,144
Epsilon Energy, Ltd.	47,393	254,026
Equitrans Midstream Corp.	344,959	1,776,539
Evolution Petroleum Corp.	72,276	476,299
*Expro Group Holdings NV	46,771	930,275
*Forum Energy Technologies, Inc.	19,837	439,588
*Geospace Technologies Corp.	17,748	128,141
#*Gevo, Inc.	127,958	148,431
*Green Plains, Inc.	167,811	5,734,102
*Gulfport Energy Corp.	12,691	1,148,028
*Hallador Energy Co.	96,488	775,764
*Helix Energy Solutions Group, Inc.	423,209	3,068,265
Helmerich & Payne, Inc.	187,475	6,216,671
*Houston American Energy Corp.	12,071	27,160
#*Independence Contract Drilling, Inc.	18,482	56,555
International Seaways, Inc.	124,011	4,938,118
*Kosmos Energy, Ltd.	885,645	5,668,128
#*Laredo Petroleum, Inc.	41,898	1,949,514
Liberty Energy, Inc.	392,014	5,021,699
*Lightbridge Corp.	11,391	41,805
Magnolia Oil & Gas Corp., Class A	278,287	5,877,421
*Mammoth Energy Services, Inc.	9,392	34,656
Matador Resources Co.	159,890	7,839,407
Mexco Energy Corp.	1,439	17,038
Murphy Oil Corp.	172,278	6,324,325
*Nabors Industries, Ltd.	17,780	1,773,377
NACCO Industries, Inc., Class A	13,974	504,741
*National Energy Services Reunited Corp.	171,872	524,210
*Natural Gas Services Group, Inc.	25,838	266,131
*NCS Multistage Holdings, Inc.	1,332	27,506
New Fortress Energy, Inc.	1,675	50,736
*Newpark Resources, Inc.	218,733	874,932
*NexTier Oilfield Solutions, Inc.	529,707	4,280,033
#*Nine Energy Service, Inc.	56,531	218,210
#*Noble Corp. PLC	116,476	4,478,502
Nordic American Tankers, Ltd.	581,593	2,053,023
#Northern Oil and Gas, Inc.	85,666	2,841,541
NOV, Inc.	135,260	2,265,605
*Oceaneering International, Inc.	218,744	3,878,331
#*Oil States International, Inc.	175,675	1,236,752
*Overseas Shipholding Group, Inc., Class A	155,246	596,145
*Par Pacific Holdings, Inc.	134,536	3,152,178
Patterson-UTI Energy, Inc.	478,290	5,352,065
PBF Energy, Inc., Class A	248,987	8,679,687
PDC Energy, Inc.	165,120	10,741,056
#*Peabody Energy Corp.	284,061	6,823,145
#Permian Resources Corp.	314,550	3,287,048
PHX Minerals, Inc.	100,380	272,030
*PrimeEnergy Resources Corp.	490	42,329

9

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*ProPetro Holding Corp.	285,967	$1,984,611
Range Resources Corp.	281,835	7,454,536
*Ranger Energy Services, Inc.	4,319	48,373
Ranger Oil Corp.	20,620	849,544
*REX American Resources Corp.	42,966	1,215,508
#Riley Exploration Permian, Inc.	6,169	259,160
#*Ring Energy, Inc.	25,732	46,575
#RPC, Inc.	438,475	3,240,330
*SandRidge Energy, Inc.	54,388	770,678
Scorpio Tankers, Inc.	114,608	5,988,268
*SEACOR Marine Holdings, Inc.	42,882	357,636
Select Energy Services, Inc., Class A	192,294	1,428,744
SFL Corp., Ltd.	269,290	2,447,846
#*SilverBow Resources, Inc.	14,566	347,399
Sitio Royalties Corp., Class A	57,777	1,466,958
SM Energy Co.	256,093	7,191,091
Solaris Oilfield Infrastructure, Inc., Class A	74,341	570,939
*Southwestern Energy Co.	1,385,889	7,192,764
*Talos Energy, Inc.	227,337	3,098,603
*TechnipFMC PLC	939,684	12,864,274
*Teekay Corp.	241,774	1,366,023
*Teekay Tankers, Ltd., Class A	82,785	3,351,965
*TETRA Technologies, Inc.	232,184	661,724
*Tidewater, Inc.	100,085	4,506,828
#*Transocean, Ltd.	1,216,019	7,174,512
*US Silica Holdings, Inc.	193,280	2,522,304
VAALCO Energy, Inc.	24,975	106,893
*Valaris, Ltd.	63,236	3,794,160
#Vitesse Energy, Inc.	15,238	280,379
*W&T Offshore, Inc.	406,847	1,777,921
*Weatherford International PLC	70,612	4,563,654
World Fuel Services Corp.	150,058	3,547,371

TOTAL ENERGY		321,364,447

FINANCIALS — (18.0%)
1st Source Corp.	59,085	2,462,663
#*Acacia Research Corp.	99,318	382,374
#ACNB Corp.	7,141	216,587
Affiliated Managers Group, Inc.	82,010	11,840,604
#*Affirm Holdings, Inc.	10,441	102,948
Alerus Financial Corp.	7,965	114,616
#Amalgamated Financial Corp.	61,217	996,613
A-Mark Precious Metals, Inc.	61,191	2,190,638
*Ambac Financial Group, Inc.	92,913	1,481,962
Amerant Bancorp, Inc.	29,022	539,809
American Equity Investment Life Holding Co.	252,352	9,725,646
American National Bankshares, Inc.	18,148	524,296
Ameris BanCorp	197,163	6,604,960
AMERISAFE, Inc.	55,043	3,063,143
AmeriServ Financial, Inc.	40,106	116,708
Ames National Corp.	10,442	201,113
Argo Group International Holdings, Ltd.	79,596	2,340,918
Arrow Financial Corp.	43,247	933,703
Artisan Partners Asset Management, Inc., Class A	115,935	4,019,466
*AssetMark Financial Holdings, Inc.	37,964	1,164,736
Associated Banc-Corp.	422,789	7,538,328
Associated Capital Group, Inc., Class A	1,556	58,085
Assurant, Inc.	378	46,543
Assured Guaranty, Ltd.	144,951	7,808,510

10

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Atlantic American Corp.	4,900	$10,731
Atlantic Union Bankshares Corp.	143,692	4,112,465
#*Atlanticus Holdings Corp.	25,038	730,108
Auburn National BanCorp, Inc.	300	6,615
*AvidXchange Holdings, Inc.	213,705	1,587,828
Axis Capital Holdings, Ltd.	150,443	8,506,047
*Axos Financial, Inc.	147,181	5,985,851
#B. Riley Financial, Inc.	24,955	786,082
Banc of California, Inc.	162,136	1,840,244
BancFirst Corp.	54,372	4,343,779
*Bancorp, Inc. (The)	158,913	5,070,914
#Bank First Corp.	384	26,262
#Bank of Hawaii Corp.	81,326	3,938,618
Bank of Marin BanCorp	29,086	512,786
Bank of NT Butterfield & Son, Ltd. (The)	65,762	1,692,056
Bank OZK	272,936	9,749,274
Bank7 Corp.	665	15,947
BankFinancial Corp.	26,609	220,189
BankUnited, Inc.	153,522	3,461,921
Bankwell Financial Group, Inc.	9,876	229,716
Banner Corp.	76,085	3,798,163
Bar Harbor Bankshares	24,170	599,416
BayCom Corp.	19,426	324,026
BCB BanCorp, Inc.	32,822	387,300
Berkshire Hills BanCorp, Inc.	102,774	2,186,003
BGC Partners, Inc., Class A	475,232	2,152,801
*Blucora, Inc.	92,672	2,351,089
*Blue Foundry Bancorp	17,933	172,515
Blue Ridge Bankshares, Inc.	2,755	26,641
BOK Financial Corp.	66,202	5,552,362
Bread Financial Holdings, Inc.	106,559	2,941,028
Bridge Investment Group Holdings, Inc., Class A	1,374	13,726
*Bridgewater Bancshares, Inc.	35,601	354,230
#*Brighthouse Financial, Inc.	165,348	7,308,382
Brightsphere Investment Group, Inc.	89,347	2,017,455
Brookline BanCorp, Inc.	204,815	1,953,935
#*BRP Group, Inc., Class A	49,531	1,247,686
Business First Bancshares, Inc.	29,137	449,293
Byline Bancorp, Inc.	72,906	1,410,731
C&F Financial Corp.	5,295	281,959
Cadence Bank	496,729	10,043,860
*California First Leasing Corp.	1,651	25,673
#Cambridge Bancorp	15,070	778,366
Camden National Corp.	35,069	1,120,455
*Cannae Holdings, Inc.	120,272	2,193,761
*Cantaloupe, Inc.	64,514	355,472
Capital Bancorp, Inc.	10,278	173,184
Capital City Bank Group, Inc.	32,893	1,001,921
Capitol Federal Financial, Inc.	278,574	1,727,159
Capstar Financial Holdings, Inc.	38,597	516,428
*Carter Bankshares, Inc.	27,692	355,842
*Carver Bancorp, Inc.	4,865	21,893
Cass Information Systems, Inc.	34,203	1,251,146
Cathay General BanCorp	251,406	8,012,309
*CCUR Holdings, Inc.	3	9,900
Central Pacific Financial Corp.	41,175	653,859
Central Valley Community Bancorp	18,987	277,210
Chemung Financial Corp.	1,398	56,130

11

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Citizens & Northern Corp.	28,450	$543,395
Citizens Community BanCorp, Inc.	17,222	173,598
Citizens Holding Co.	592	7,601
#*Citizens, Inc.	61,898	115,749
City Holding Co.	37,080	3,381,325
Civista Bancshares, Inc.	24,422	387,577
CNB Financial Corp.	37,387	701,380
CNO Financial Group, Inc.	299,773	6,726,906
*Coastal Financial Corp.	26,287	952,904
Codorus Valley BanCorp, Inc.	15,020	295,293
Cohen & Steers, Inc.	91,154	5,474,709
Colony Bankcorp, Inc.	11,673	115,329
Columbia Banking System, Inc.	401,391	8,573,712
#*Columbia Financial, Inc.	97,397	1,634,322
Comerica, Inc.	988	42,850
Community Bank System, Inc.	155,427	7,765,133
Community Financial Corp. (The)	1,681	51,271
Community Trust BanCorp, Inc.	44,569	1,604,930
Community West Bancshares	1,200	15,072
ConnectOne BanCorp, Inc.	79,320	1,251,670
#*Consumer Portfolio Services, Inc.	14,641	152,413
Crawford & Co., Class A	71,073	641,789
Crawford & Co., Class B	53,100	432,765
#*Credit Acceptance Corp.	4,640	2,271,280
*CrossFirst Bankshares, Inc.	61,338	615,220
Curo Group Holdings Corp.	22,895	36,632
*Customers BanCorp, Inc.	80,584	1,759,955
CVB Financial Corp.	324,239	4,853,858
Diamond Hill Investment Group, Inc.	8,526	1,382,235
Dime Community Bancshares, Inc.	83,233	1,714,600
Donegal Group, Inc., Class A	51,625	726,880
Donegal Group, Inc., Class B	870	12,702
*Donnelley Financial Solutions, Inc.	80,170	3,467,353
Eagle BanCorp Montana, Inc.	498	6,982
Eagle BanCorp, Inc.	75,365	1,891,661
Eastern Bankshares, Inc.	206,467	2,405,341
*eHealth, Inc.	50,383	302,298
Employers Holdings, Inc.	67,324	2,665,357
#Enact Holdings, Inc.	18,374	443,548
*Encore Capital Group, Inc.	62,936	3,233,652
*Enova International, Inc.	94,373	4,144,862
*Enstar Group, Ltd.	25,326	6,093,436
Enterprise Bancorp, Inc.	13,537	390,407
Enterprise Financial Services Corp.	87,371	3,735,984
Equity Bancshares, Inc., Class A	34,132	803,809
Esquire Financial Holdings, Inc.	11,274	435,853
Essa BanCorp, Inc.	14,300	230,087
Essent Group, Ltd.	188,444	8,003,217
*Euronet Worldwide, Inc.	52,750	5,841,535
Evans BanCorp, Inc.	8,738	269,567
Evercore, Inc.	91,562	10,444,477
#EVERTEC, Inc.	128,508	4,457,943
*EZCORP, Inc., Class A	123,667	1,064,773
#Farmers & Merchants BanCorp, Inc.	6,772	154,402
#Farmers National Banc Corp.	78,771	920,833
FB Financial Corp.	91,230	2,684,899
Federal Agricultural Mortgage Corp., Class A	1,115	123,425
Federal Agricultural Mortgage Corp., Class C	25,582	3,409,825

12

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Federated Hermes, Inc.	216,287	$8,952,119
Fidelity D&D Bancorp, Inc.	535	23,160
Financial Institutions, Inc.	35,878	627,147
First American Financial Corp.	122,628	7,064,599
First BanCorp	394,388	4,634,059
First BanCorp, Inc. (The)	21,572	532,828
First Bancorp/Southern Pines NC	85,865	2,642,925
First Bancshares, Inc. (The)	53,494	1,342,699
#First Bank Hamilton NJ	20,020	194,394
First Busey Corp.	105,032	1,909,482
First Business Financial Services, Inc.	16,312	467,991
First Commonwealth Financial Corp.	250,131	3,121,635
First Community Bankshares, Inc.	40,755	954,075
First Community Corp.	400	8,492
First Financial BanCorp	208,272	4,311,230
First Financial Bankshares, Inc.	280,783	8,215,711
First Financial Corp/IN	28,642	989,581
First Financial Northwest, Inc.	23,602	286,764
First Foundation, Inc.	107,476	676,024
First Hawaiian, Inc.	236,900	4,527,159
First Internet BanCorp	19,603	288,360
First Interstate BancSystem, Inc., Class A	216,816	5,548,321
First Merchants Corp.	115,978	3,384,238
First Mid Bancshares, Inc.	29,001	764,466
First Northwest BanCorp	12,745	157,273
First of Long Island Corp. (The)	47,633	557,306
First Savings Financial Group, Inc.	432	6,450
First United Corp.	1,912	28,623
*First Western Financial, Inc.	2,925	51,948
FirstCash Holdings, Inc.	101,468	10,454,248
Five Star Bancorp	2,503	53,214
Flushing Financial Corp.	100,423	1,208,089
*Flywire Corp.	70,430	2,054,443
FNB Corp.	706,277	8,108,060
FS BanCorp, Inc.	12,962	387,693
Fulton Financial Corp.	409,114	4,880,730
#*FVCBankcorp, Inc.	2,747	26,399
*Genworth Financial, Inc.	950,631	5,523,166
German American Bancorp, Inc.	59,080	1,717,456
Glacier BanCorp, Inc.	262,977	8,738,726
*Goosehead Insurance, Inc., Class A	10,800	621,000
Great Southern BanCorp, Inc.	45,897	2,335,239
*Green Dot Corp., Class A	103,018	1,770,879
#Greene County BanCorp, Inc.	4,050	83,227
Greenhill & Co., Inc.	28,612	203,145
*Greenlight Capital Re, Ltd., Class A	47,714	466,643
Guaranty Bancshares, Inc.	14,213	342,675
Hamilton Lane, Inc., Class A	31,215	2,299,921
Hancock Whitney Corp.	210,584	7,690,528
Hanmi Financial Corp.	177,995	2,876,399
Hanover Insurance Group, Inc. (The)	93,220	11,145,383
HarborOne BanCorp, Inc.	96,058	1,032,624
Hawthorn Bancshares, Inc.	2,471	54,659
HBT Financial, Inc.	10,402	183,491
#HCI Group, Inc.	25,998	1,317,059
Heartland Financial USA, Inc.	89,152	2,902,789
Heritage Commerce Corp.	134,635	1,144,398
Heritage Financial Corp.	101,922	1,794,846

13

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Heritage Insurance Holdings, Inc.	29,058	$93,857
Hilltop Holdings, Inc.	153,407	4,758,685
#Hingham Institution For Savings (The)	3,655	711,117
HMN Financial, Inc.	3,408	61,753
Home BanCorp, Inc.	9,247	289,709
#Home BancShares, Inc.	478,760	10,422,605
HomeStreet, Inc.	53,293	520,140
HomeTrust Bancshares, Inc.	16,125	336,529
Hope BanCorp, Inc.	308,339	2,805,885
Horace Mann Educators Corp.	107,316	3,356,844
Horizon BanCorp, Inc.	177,629	1,870,433
Houlihan Lokey, Inc.	40,083	3,662,785
*I3 Verticals, Inc., Class A	54,684	1,271,403
Independent Bank Corp.	130,454	7,305,424
Independent Bank Corp./MI	47,765	851,172
Independent Bank Group, Inc.	75,509	2,747,017
International Bancshares Corp.	164,640	7,025,189
*International Money Express, Inc.	98,185	2,531,209
Investar Holding Corp.	8,123	109,011
Investors Title Co.	3,664	545,130
#Jackson Financial, Inc., Class A	179,344	6,458,177
James River Group Holdings, Ltd.	75,107	1,462,333
Janus Henderson Group PLC	333,739	8,660,527
Jefferies Financial Group, Inc.	53,754	1,721,741
Kearny Financial Corp.	180,639	1,407,178
Kemper Corp.	115,044	5,596,891
Kentucky First Federal BanCorp	3,402	20,752
Kinsale Capital Group, Inc.	20,266	6,621,105
Lake Shore BanCorp, Inc.	338	3,654
Lakeland BanCorp, Inc.	105,063	1,506,603
Lakeland Financial Corp.	68,376	3,464,612
Landmark BanCorp, Inc.	3,811	77,173
Lazard, Ltd., Class A	30,729	961,818
LCNB Corp.	15,999	244,785
*LendingClub Corp.	65,560	470,721
*LendingTree, Inc.	34,163	814,104
Limestone BanCorp, Inc.	857	20,071
Lincoln National Corp.	26,698	580,148
Live Oak Bancshares, Inc.	70,699	1,665,668
Luther Burbank Corp.	31,392	283,784
Macatawa Bank Corp.	64,124	599,559
Magyar Bancorp, Inc.	1,254	12,904
#*Maiden Holdings, Ltd.	134,424	295,733
*Malvern Bancorp, Inc.	1,300	18,928
*Marqeta, Inc., Class A	375,488	1,520,726
*MBIA, Inc.	51,403	517,114
Mercantile Bank Corp.	31,256	877,043
Merchants BanCorp	27,137	629,578
Mercury General Corp.	112,095	3,408,809
Meridian Corp.	2,194	20,514
#Metrocity Bankshares, Inc.	25,966	424,544
*Metropolitan Bank Holding Corp.	20,835	668,595
MGIC Investment Corp.	436,482	6,490,487
Mid Penn BanCorp, Inc.	11,898	269,133
#Middlefield Banc Corp.	654	17,782
Midland States BanCorp, Inc.	45,555	911,100
MidWestOne Financial Group, Inc.	20,847	431,533
#Moelis & Co., Class A	83,358	3,157,601

14

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Mr. Cooper Group, Inc.	102,149	$4,729,499
MVB Financial Corp.	11,365	207,411
National Bank Holdings Corp., Class A	79,477	2,527,369
National Bankshares, Inc.	5,275	159,358
National Western Life Group, Inc., Class A	5,784	1,474,804
Navient Corp.	283,985	4,697,112
#NBT BanCorp, Inc.	107,289	3,458,997
Nelnet, Inc., Class A	55,537	5,348,213
New York Community BanCorp, Inc.	918,179	9,815,334
*NI Holdings, Inc.	5,418	73,089
*Nicolet Bankshares, Inc.	20,978	1,202,249
*NMI Holdings, Inc., Class A	197,008	4,609,987
Northeast Bank	14,845	547,038
Northfield BanCorp, Inc.	113,924	1,187,088
Northrim BanCorp, Inc.	8,823	304,835
Northwest Bancshares, Inc.	322,700	3,772,363
Norwood Financial Corp.	949	25,509
Oak Valley Bancorp	488	12,586
OceanFirst Financial Corp.	120,979	1,935,664
*Ocwen Financial Corp.	14,932	430,042
OFG BanCorp	106,247	2,716,736
Ohio Valley Banc Corp.	834	19,182
Old National Bancorp	441,739	5,923,720
Old Republic International Corp.	59,115	1,493,836
Old Second Bancorp, Inc.	39,494	485,381
#OneMain Holdings, Inc.	147,101	5,644,265
OP Bancorp	14,037	127,596
*Open Lending Corp., Class A	127,926	899,320
*Oportun Financial Corp.	29,066	118,299
Oppenheimer Holdings, Inc., Class A	10,870	406,429
Origin BanCorp, Inc.	33,158	975,840
Orrstown Financial Services, Inc.	13,622	261,134
*Oscar Health, Inc., Class A	20,701	139,318
*Oxbridge Re Holdings, Ltd.	5,300	6,254
Pacific Premier BanCorp, Inc.	199,037	4,426,583
#PacWest BanCorp	106,299	1,078,935
*Palomar Holdings, Inc.	22,681	1,139,947
Park National Corp.	29,096	3,151,679
Parke BanCorp, Inc.	11,384	195,691
Pathward Financial, Inc.	76,869	3,422,977
#*Paysafe, Ltd.	73,702	1,058,361
PCB Bancorp	10,183	140,729
Peapack-Gladstone Financial Corp.	41,037	1,089,943
Penns Woods Bancorp, Inc.	5,366	124,974
PennyMac Financial Services, Inc.	99,760	6,234,002
Peoples BanCorp of North Carolina, Inc.	1,084	30,439
Peoples BanCorp, Inc.	119,094	3,103,590
Peoples Financial Services Corp.	3,136	126,538
Pinnacle Financial Partners, Inc.	118,198	6,409,878
Piper Sandler Cos.	30,057	4,070,920
PJT Partners, Inc., Class A	37,419	2,573,305
Plumas Bancorp	2,047	78,421
*Ponce Financial Group, Inc.	3,012	22,500
Popular, Inc.	145,061	8,705,111
*PRA Group, Inc.	115,122	4,175,475
Preferred Bank	38,602	1,855,984
Premier Financial Corp.	77,733	1,291,145
Primerica, Inc.	63,036	11,504,700

15

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Primis Financial Corp.	36,126	$319,715
Princeton BanCorp, Inc.	817	23,423
ProAssurance Corp.	82,214	1,476,563
*PROG Holdings, Inc.	136,086	4,113,880
Prosperity Bancshares, Inc.	41,654	2,608,373
Provident Financial Holdings, Inc.	13,724	187,195
#Provident Financial Services, Inc.	197,080	3,444,958
QCR Holdings, Inc.	65,441	2,709,257
Radian Group, Inc.	372,882	9,049,846
RBB Bancorp	17,882	222,452
Red River Bancshares, Inc.	3,335	153,410
Regional Management Corp.	24,680	660,437
*Remitly Global, Inc.	11,771	197,753
RenaissanceRe Holdings, Ltd.	11,052	2,380,711
Renasant Corp.	127,780	3,593,174
*Repay Holdings Corp.	155,622	975,750
Republic BanCorp, Inc., Class A	37,669	1,480,392
#*Republic First Bancorp, Inc.	54,693	67,272
Richmond Mutual BanCorp, Inc.	1,956	19,540
Riverview BanCorp, Inc.	39,979	204,892
RLI Corp.	104,224	14,492,347
S&T BanCorp, Inc.	88,935	2,448,381
*Safeguard Scientifics, Inc.	14,984	27,271
Safety Insurance Group, Inc.	38,394	2,806,217
Salisbury BanCorp, Inc.	1,102	25,280
Sandy Spring BanCorp, Inc.	94,666	2,128,092
Sculptor Capital Management, Inc.	3,270	27,239
Seacoast Banking Corp. of Florida	136,746	3,034,394
*Security National Financial Corp., Class A	4,346	32,552
Selective Insurance Group, Inc.	165,804	15,971,899
ServisFirst Bancshares, Inc.	145,127	7,328,913
#*Shift4 Payments, Inc., Class A	42,186	2,858,945
Shore Bancshares, Inc.	20,623	273,873
Sierra BanCorp	31,564	517,334
Silvercrest Asset Management Group, Inc., Class A	10,867	203,539
Simmons First National Corp., Class A	219,768	3,672,323
*SiriusPoint, Ltd.	266,770	2,318,231
SLM Corp.	342,421	5,143,163
SmartFinancial, Inc.	18,192	391,856
South Plains Financial, Inc.	11,475	235,582
*Southern First Bancshares, Inc.	16,056	442,824
Southern Missouri BanCorp, Inc.	17,024	617,631
Southside Bancshares, Inc.	69,916	2,218,435
SouthState Corp.	139,940	9,653,061
Stellar Bancorp, Inc.	92,313	2,117,660
StepStone Group, Inc., Class A	35,226	776,029
#*Sterling BanCorp, Inc.	8,595	46,585
Stewart Information Services Corp.	67,514	2,811,958
Stifel Financial Corp.	105,295	6,314,541
Stock Yards Bancorp, Inc.	57,032	2,771,755
*StoneX Group, Inc.	47,716	4,679,508
Summit Financial Group, Inc.	10,912	212,020
Summit State Bank	1,100	16,643
*SWK Holdings Corp.	357	6,258
Synovus Financial Corp.	197,730	6,090,084
Territorial BanCorp, Inc.	20,178	337,982
*Texas Capital Bancshares, Inc.	90,211	4,533,103
#TFS Financial Corp.	162,537	1,956,945

16

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Timberland BanCorp, Inc.	16,448	$423,536
Tiptree, Inc.	72,754	1,001,823
#Tompkins Financial Corp.	30,823	1,806,844
Towne Bank	141,338	3,348,297
TriCo Bancshares	66,314	2,374,704
#Trinity Capital, Inc.	20,028	243,540
*Triumph Financial, Inc.	50,165	2,606,573
#*Trupanion, Inc.	18,685	656,030
TrustCo Bank Corp. NY	48,506	1,447,419
Trustmark Corp.	156,182	3,731,188
U.S. Global Investors, Inc., Class A	5,500	14,960
UMB Financial Corp.	149,442	9,506,006
*Unico American Corp.	4,300	4,429
United Bancshares, Inc.	110	2,200
United Bankshares, Inc.	344,597	11,416,499
United Community Banks, Inc.	237,535	5,914,622
United Fire Group, Inc.	50,659	1,362,727
United Security Bancshares/Fresno CA	14,574	87,735
Unity BanCorp, Inc.	14,877	344,403
Universal Insurance Holdings, Inc.	85,084	1,311,995
Univest Financial Corp.	75,549	1,520,046
Unum Group	1,050	44,310
#*Upstart Holdings, Inc.	2,129	29,593
Valley National BanCorp	969,494	9,093,854
Value Line, Inc.	4,121	188,742
Veritex Holdings, Inc.	93,215	1,604,230
Victory Capital Holdings, Inc., Class A	98,963	3,022,330
Virtu Financial, Inc., Class A	108,906	2,183,565
Virtus Investment Partners, Inc.	20,417	3,720,182
Voya Financial, Inc.	30,641	2,343,424
Walker & Dunlop, Inc.	92,161	6,203,357
Washington Federal, Inc.	185,282	5,195,307
Washington Trust BanCorp, Inc.	86,372	2,427,917
Waterstone Financial, Inc.	62,320	863,132
Webster Financial Corp.	48,610	1,813,153
WesBanco, Inc.	121,828	3,243,061
West BanCorp, Inc.	35,623	613,784
Westamerica BanCorp	55,501	2,248,346
Western Alliance Bancorp	3,155	117,114
Western New England Bancorp, Inc.	37,961	256,996
Western Union Co. (The)	342,828	3,747,110
Westwood Holdings Group, Inc.	11,660	143,068
*WEX, Inc.	3,661	649,278
White Mountains Insurance Group, Ltd.	4,297	6,153,906
Wintrust Financial Corp.	134,746	9,212,584
#WisdomTree, Inc.	334,230	2,085,595
#*World Acceptance Corp.	17,198	1,735,278
WSFS Financial Corp.	138,248	4,862,182
WVS Financial Corp.	700	8,750

TOTAL FINANCIALS		958,834,759

HEALTH CARE — (10.6%)
#*23andMe Holding Co., Class A	34,473	67,912
*4D Molecular Therapeutics, Inc.	31,808	572,862
*89bio, Inc.	7,548	120,617
#*9 Meters BioPharma, Inc.	11,364	9,887
#*Aadi Bioscience, Inc.	5,665	43,960
*Abeona Therapeutics, Inc.	7,214	22,147
*Acadia Healthcare Co., Inc.	107,663	7,782,958

17

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*ACADIA Pharmaceuticals, Inc.	24,312	$518,575
*Accolade, Inc.	121,477	1,643,584
*Accuray, Inc.	117,492	392,423
*Aclaris Therapeutics, Inc.	2,808	24,963
#*Actinium Pharmaceuticals, Inc.	12,136	106,797
*AdaptHealth Corp.	42,123	500,421
*Adaptive Biotechnologies Corp.	157,260	1,122,836
*Addus HomeCare Corp.	45,065	3,683,613
#*Adicet Bio, Inc.	56,491	329,907
#*Aerovate Therapeutics, Inc.	1,371	28,750
#*Agiliti, Inc.	60,643	1,013,951
*Agios Pharmaceuticals, Inc.	121,713	2,783,576
#Airsculpt Technologies, Inc.	2,838	13,906
*Akero Therapeutics, Inc.	16,899	756,061
*Aldeyra Therapeutics, Inc.	109,029	1,039,046
*Alector, Inc.	96,302	635,593
*Alkermes PLC	267,849	7,647,089
*Allakos, Inc.	32,412	137,751
#*Allogene Therapeutics, Inc.	115,900	629,337
*Allovir, Inc.	21,779	74,920
#*Alpine Immune Sciences, Inc.	6,056	45,359
#*Altimmune, Inc.	66,436	335,502
*Amedisys, Inc.	40,579	3,258,494
*American Well Corp., Class A	265,938	582,404
*AMN Healthcare Services, Inc.	118,695	10,249,313
*Amneal Pharmaceuticals, Inc.	59,220	114,295
*Amphastar Pharmaceuticals, Inc.	114,870	4,108,900
*AnaptysBio, Inc.	69,558	1,448,198
*AngioDynamics, Inc.	138,823	1,155,007
*ANI Pharmaceuticals, Inc.	38,227	1,441,922
*Anika Therapeutics, Inc.	36,918	947,316
*Annexon, Inc.	8,466	44,912
#*Annovis Bio, Inc.	8,904	129,731
#*Apollo Medical Holdings, Inc.	50,688	1,798,917
*Apyx Medical Corp.	22,351	75,993
*Arcturus Therapeutics Holdings, Inc.	64,570	1,718,853
*Arcus Biosciences, Inc.	69,438	1,239,468
#*Arcutis Biotherapeutics, Inc.	31,499	435,946
*ARS Pharmaceuticals, Inc.	88,507	575,295
*Artivion, Inc.	83,096	1,152,542
*Arvinas, Inc.	6,095	159,750
#*Assembly Biosciences, Inc.	48,489	50,429
*Astria Therapeutics, Inc.	984	12,841
*Atara Biotherapeutics, Inc.	118,376	320,799
*Athira Pharma, Inc.	6,754	18,844
*AtriCure, Inc.	88,697	3,901,781
Atrion Corp.	3,807	2,342,447
*aTyr Pharma, Inc.	28,618	55,805
*Avanos Medical, Inc.	103,414	3,054,850
*Avid Bioservices, Inc.	124,981	2,255,907
*Avidity Biosciences, Inc.	166,272	2,061,773
*Avita Medical, Inc.	9,108	141,356
*Axogen, Inc.	68,043	613,748
*Axonics, Inc.	37,386	2,148,200
#*Azenta, Inc.	74,018	3,219,043
#*Beam Therapeutics, Inc.	20,777	638,062
#*Beyondspring, Inc.	10,196	9,875
*BioAtla, Inc.	5,213	17,568

18

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*BioLife Solutions, Inc.	79,156	$1,389,979
*Biomea Fusion, Inc.	1,350	39,784
#*Bionano Genomics, Inc.	4,276	2,941
#*Bioventus, Inc., Class A	2,425	2,449
#*Bioxcel Therapeutics, Inc.	22,767	469,456
*Bluebird Bio, Inc.	170,113	739,992
#*Blueprint Medicines Corp.	43,150	2,202,808
#*Brookdale Senior Living, Inc.	452,296	1,940,350
*C4 Therapeutics, Inc.	25,076	75,730
#*Cabaletta Bio, Inc.	67,110	696,602
*Capital Senior Living Corp.	3,200	23,904
*Capricor Therapeutics, Inc.	16,385	63,738
*Cara Therapeutics, Inc.	75,060	315,252
*CareCloud, Inc.	4,786	15,650
*CareDx, Inc.	612	4,951
*Caribou Biosciences, Inc.	20,603	88,593
#Carisma Therapeutics, Inc.	2,297	9,533
#*Cassava Sciences, Inc.	3,856	89,536
*Castle Biosciences, Inc.	51,904	1,174,588
*Catalyst Pharmaceuticals, Inc.	258,395	4,113,648
*Celldex Therapeutics, Inc.	44,655	1,403,953
#*Certara, Inc.	162,613	3,930,356
Chemed Corp.	4,005	2,207,756
#*Chinook Therapeutics, Inc.	123,201	2,465,252
*Codexis, Inc.	21,155	82,928
#*Cogent Biosciences, Inc.	127,324	1,370,006
*Collegium Pharmaceutical, Inc.	95,058	2,212,000
#Community Health Systems, Inc.	344,557	2,184,491
*Computer Programs and Systems, Inc.	34,358	889,185
#*Conformis, Inc.	6,817	10,430
#CONMED Corp.	58,261	7,315,834
#*Corbus Pharmaceuticals Holdings, Inc.	2,381	20,905
#*Corcept Therapeutics, Inc.	175,735	3,959,310
#*CorMedix, Inc.	13,088	64,655
*CorVel Corp.	44,710	9,032,761
*Crinetics Pharmaceuticals, Inc.	30,918	604,138
#*Cross Country Healthcare, Inc.	105,800	2,325,484
#*CryoPort, Inc.	53,934	1,134,771
*Cue Biopharma, Inc.	13,485	58,390
*Cullinan Oncology, Inc.	22,270	216,687
*Cumberland Pharmaceuticals, Inc.	18,699	31,975
#*Cutera, Inc.	1,064	24,259
#*Cymabay Therapeutics, Inc.	121,532	1,307,684
*Cytek Biosciences, Inc.	20,684	237,452
#*CytoSorbents Corp.	10,106	24,760
#*DarioHealth Corp.	26,502	89,312
*Day One Biopharmaceuticals, Inc.	31,133	386,049
*Deciphera Pharmaceuticals, Inc.	135,891	1,931,011
#*Definitive Healthcare Corp.	16,939	181,247
*Denali Therapeutics, Inc.	67,479	1,676,178
*Dominari Holdings, Inc.	5,049	16,965
#*Doximity, Inc., Class A	24,753	909,673
*Dynavax Technologies Corp.	176,928	1,841,820
*Dyne Therapeutics, Inc.	84,579	876,238
*Eagle Pharmaceuticals, Inc.	25,464	715,029
*Edgewise Therapeutics, Inc.	1,215	10,656
#*Editas Medicine, Inc.	121,192	988,927
#*Eiger BioPharmaceuticals, Inc.	45,495	46,860

19

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Elanco Animal Health, Inc.	66,653	$631,204
*Electromed, Inc.	14,468	158,425
#Embecta Corp.	74,724	2,073,591
#*Emergent BioSolutions, Inc.	55,467	489,774
*Enanta Pharmaceuticals, Inc.	57,861	2,056,959
Encompass Health Corp.	126,593	8,120,941
#*Endra Life Sciences, Inc.	5,882	9,411
*Enhabit, Inc.	51,908	635,873
*Enliven Therapeutics, Inc.	1,199	22,829
*Enovis Corp.	115,484	6,726,943
Ensign Group, Inc. (The)	151,763	14,734,670
#*Envista Holdings Corp.	202,956	7,811,776
*Enzo Biochem, Inc.	101,334	256,375
#*Erasca, Inc.	7,543	20,819
*Eterna Therapeutics, Inc.	648	1,847
*Evolent Health, Inc., Class A	190,424	6,933,338
*Evolus, Inc.	19,799	173,043
*Exelixis, Inc.	543,705	9,949,801
*FibroGen, Inc.	9,349	160,055
*Figs, Inc., Class A	70,723	509,206
*Fluidigm Corp.	20,355	34,603
*FONAR Corp.	12,598	198,733
#*Fulcrum Therapeutics, Inc.	19,828	49,570
#*Fulgent Genetics, Inc.	39,158	1,157,902
*Generation Bio Co.	10,894	53,598
*Glaukos Corp.	92,029	4,372,298
*Globus Medical, Inc.	60,717	3,530,086
#*GlycoMimetics, Inc.	27,011	37,815
*GoodRx Holdings, Inc., Class A	52,740	246,296
#*Gritstone Oncology, Inc.	16,522	39,322
*Haemonetics Corp.	61,417	5,141,217
*Halozyme Therapeutics, Inc.	120,056	3,857,399
#*Harmony Biosciences Holdings, Inc.	97,440	3,141,466
*Harrow Health, Inc.	61,845	1,560,349
*Harvard Bioscience, Inc.	95,407	545,728
*Health Catalyst, Inc.	94,700	1,193,220
*HealthEquity, Inc.	113,520	6,067,644
HealthStream, Inc.	70,177	1,729,161
*Heska Corp.	22,371	2,620,986
*iBio, Inc.	52,087	56,254
*ICU Medical, Inc.	11,115	2,102,291
*Ideaya Biosciences, Inc.	107,608	1,964,922
#*IGM Biosciences, Inc.	18,430	199,597
*ImmunoGen, Inc.	232,768	1,254,620
*Immunovant, Inc.	110,315	1,780,484
*Inari Medical, Inc.	31,186	2,071,374
*InfuSystem Holdings, Inc.	35,013	328,072
*Innoviva, Inc.	178,749	2,096,726
*Inogen, Inc.	32,785	436,368
*Inozyme Pharma, Inc.	12,813	70,600
*Insmed, Inc.	36,879	719,141
*Integer Holdings Corp.	73,780	6,075,783
*Integra LifeSciences Holdings Corp.	182,584	10,100,547
*Intellia Therapeutics, Inc.	71,771	2,709,355
*Intra-Cellular Therapies, Inc.	1,885	117,153
*Ionis Pharmaceuticals, Inc.	45,499	1,609,300
*Iovance Biotherapeutics, Inc.	39,165	220,891
iRadimed Corp.	20,304	845,256

20

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*IRIDEX Corp.	21,883	$49,893
*Ironwood Pharmaceuticals, Inc.	419,092	4,362,748
*iTeos Therapeutics, Inc.	47,173	648,157
*IVERIC bio, Inc.	4,181	137,513
*Joint Corp. (The)	16,908	266,977
*Kala Pharmaceuticals, Inc.	2,734	43,115
*KalVista Pharmaceuticals, Inc.	16,061	137,000
*Karyopharm Therapeutics, Inc.	9,358	33,502
*Kewaunee Scientific Corp.	1,692	26,311
*Kezar Life Sciences, Inc.	20,529	49,885
*Kiniksa Pharmaceuticals, Ltd., Class A	29,873	321,135
*Kodiak Sciences, Inc.	37,690	165,082
*KORU Medical Systems, Inc.	222	992
*Krystal Biotech, Inc.	44,001	3,696,084
*Kura Oncology, Inc.	166,222	1,619,002
#*Kymera Therapeutics, Inc.	82,891	2,614,382
*Lantheus Holdings, Inc.	149,192	12,748,456
*Larimar Therapeutics, Inc.	10,763	50,909
#LeMaitre Vascular, Inc.	62,628	3,381,912
*Lensar, Inc.	25,622	73,279
*Lexicon Pharmaceuticals, Inc.	9,245	22,096
*Ligand Pharmaceuticals, Inc.	36,754	2,806,168
#*Liquidia Corp.	7,887	52,922
*Lisata Therapeutics, Inc.	2,614	8,522
*LivaNova PLC	99,065	4,745,214
*MacroGenics, Inc.	88,846	612,149
*Madrigal Pharmaceuticals, Inc.	3,215	1,003,080
*Maravai LifeSciences Holdings, Inc., Class A	19,571	269,884
*Marinus Pharmaceuticals, Inc.	4,660	42,406
*MediciNova, Inc.	2,512	5,300
*Medpace Holdings, Inc.	47,687	9,544,076
*MeiraGTx Holdings PLC	36,204	193,691
*Merit Medical Systems, Inc.	159,317	12,950,879
#*Merrimack Pharmaceuticals, Inc.	13,521	167,796
*Mersana Therapeutics, Inc.	44,828	196,347
Mesa Laboratories, Inc.	10,890	1,813,294
*Mimedx Group, Inc.	19,601	75,072
*Mirati Therapeutics, Inc.	44,384	1,966,655
*ModivCare, Inc.	37,907	2,410,885
*Morphic Holding, Inc.	37,711	1,782,222
*Myriad Genetics, Inc.	164,103	3,493,753
National HealthCare Corp.	32,444	1,878,832
National Research Corp.	42,081	1,831,786
*Nektar Therapeutics	152,907	115,032
*Neogen Corp.	68,474	1,179,122
*NeoGenomics, Inc.	210,406	3,076,136
*NeuroBo Pharmaceuticals, Inc.	788	504
*Neuronetics, Inc.	26,410	60,479
*Nevro Corp.	21,001	614,699
#*NextGen Healthcare, Inc.	152,849	2,558,692
*NGM Biopharmaceuticals, Inc.	10,552	47,590
#*Nurix Therapeutics, Inc.	71,015	683,874
*Nuvalent, Inc., Class A	2,835	100,331
*NuVasive, Inc.	76,205	3,279,863
*Nuvation Bio, Inc.	38,393	61,813
*Ocuphire Pharma, Inc.	824	4,227
*Olema Pharmaceuticals, Inc.	6,326	30,302
*Omega Therapeutics, Inc.	2,082	15,948

21

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*<»OmniAb, Inc.	9,244	$—
*<»OmniAb, Inc.	9,244	—
#*OmniAb, Inc.	123,653	430,312
#*Omnicell, Inc.	87,517	5,318,408
#*OPKO Health, Inc.	140,853	207,054
*OptimizeRx Corp.	14,549	218,671
*Option Care Health, Inc.	431,727	13,880,023
*OraSure Technologies, Inc.	171,879	1,168,777
*Organogenesis Holdings, Inc.	12,313	25,242
Organon & Co.	11,505	283,368
*Orthofix Medical, Inc.	78,124	1,471,075
*OrthoPediatrics Corp.	45,262	2,283,015
*Outset Medical, Inc.	48,242	867,874
*Owens & Minor, Inc.	177,587	2,759,702
*Pacific Biosciences of California, Inc.	360,807	3,824,554
*Pacira BioSciences, Inc.	87,571	3,967,842
#*Palatin Technologies, Inc.	7,831	17,855
Patterson Cos., Inc.	205,187	5,562,620
#*<»PDL BioPharma, Inc.	320,345	784,845
#*PDS Biotechnology Corp.	2,582	15,699
*Pediatrix Medical Group, Inc.	168,801	2,418,918
*Pennant Group, Inc. (The)	62,848	871,702
#*Penumbra, Inc.	4,813	1,367,470
Perrigo Co. PLC	263,885	9,813,883
#*Personalis, Inc.	49,905	113,783
*PetIQ, Inc.	24,717	291,413
Phibro Animal Health Corp., Class A	41,917	652,229
*Phreesia, Inc.	6,142	194,333
*Pliant Therapeutics, Inc.	26,500	748,625
#*PMV Pharmaceuticals, Inc.	32,375	149,249
*Poseida Therapeutics, Inc.	56,711	149,717
*Precigen, Inc.	11,571	14,001
Premier, Inc., Class A	209,727	6,990,201
*Prestige Consumer Healthcare, Inc.	145,576	8,957,291
*Privia Health Group, Inc.	83,065	2,295,086
*Pro-Dex, Inc.	6,434	102,301
*Progyny, Inc.	49,372	1,641,125
*Protagonist Therapeutics, Inc.	122,414	2,766,556
*Prothena Corp. PLC	86,686	4,561,417
Psychemedics Corp.	63	343
*Pulmonx Corp.	8,008	94,094
*Puma Biotechnology, Inc.	55,069	147,585
*Quanterix Corp.	59,025	746,076
*QuidelOrtho Corp.	40,664	3,657,727
#*R1 RCM, Inc.	28,014	436,738
*RadNet, Inc.	120,909	3,344,343
#*Rain Oncology, Inc.	4,615	32,443
*RAPT Therapeutics, Inc.	64,953	1,182,145
#*Recursion Pharmaceuticals, Inc., Class A	62,267	297,014
*REGENXBIO, Inc.	79,328	1,535,790
*Relay Therapeutics, Inc.	172,766	1,964,349
#*Repare Therapeutics, Inc.	18,239	163,421
*Replimune Group, Inc.	129,527	2,166,987
*REVOLUTION Medicines, Inc.	146,257	3,435,577
*Rocket Pharmaceuticals, Inc.	144,641	2,591,967
*RxSight, Inc.	2,568	45,967
*Sage Therapeutics, Inc.	114,423	5,589,564
*Sangamo Therapeutics, Inc.	253,077	372,023

22

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Savara, Inc.	6,151	$11,564
*Scholar Rock Holding Corp.	7,224	46,234
*Schrodinger, Inc.	59,427	1,754,285
#*scPharmaceuticals, Inc.	42,152	415,619
*Seer, Inc.	28,708	95,885
Select Medical Holdings Corp.	273,185	8,332,142
#*SELLAS Life Sciences Group, Inc.	26,905	37,802
*Semler Scientific, Inc.	798	22,408
*Sensus Healthcare, Inc.	26,212	123,983
*Shockwave Medical, Inc.	314	91,110
*SI-BONE, Inc.	13,926	307,765
#SIGA Technologies, Inc.	128,130	746,998
*Sight Sciences, Inc.	15,259	147,555
Simulations Plus, Inc.	28,966	1,209,330
*Solid Biosciences, Inc.	21,501	104,925
*SomaLogic, Inc.	18,447	51,652
#*Sotera Health Co.	131,177	2,199,838
*Spero Therapeutics, Inc.	1,750	3,097
*SpringWorks Therapeutics, Inc.	106,926	2,499,930
*STAAR Surgical Co.	61,769	4,352,861
*Stoke Therapeutics, Inc.	30,704	272,959
*Supernus Pharmaceuticals, Inc.	121,004	4,460,207
#*Surgery Partners, Inc.	110,847	4,396,192
*Surmodics, Inc.	31,445	724,493
*Sutro Biopharma, Inc.	99,718	424,799
*Syndax Pharmaceuticals, Inc.	79,261	1,628,814
*Syneos Health, Inc.	36,570	1,435,738
*Tactile Systems Technology, Inc.	54,425	992,168
*Tandem Diabetes Care, Inc.	13,137	519,962
*Taro Pharmaceutical Industries, Ltd.	1,326	33,415
*Tarsus Pharmaceuticals, Inc.	15,301	228,291
#*Teladoc Health, Inc.	94,073	2,495,757
*Tenet Healthcare Corp.	124,015	9,092,780
#*Terns Pharmaceuticals, Inc.	23,728	309,650
*Theseus Pharmaceuticals, Inc.	2,394	24,515
*TransMedics Group, Inc.	16,014	1,266,707
*Travere Therapeutics, Inc.	24,071	519,211
#*Twist Bioscience Corp.	14,484	180,760
*UFP Technologies, Inc.	12,629	1,740,781
*Ultragenyx Pharmaceutical, Inc.	36,861	1,609,720
#*UNITY Biotechnology, Inc.	19,005	40,671
US Physical Therapy, Inc.	34,136	3,634,119
Utah Medical Products, Inc.	9,480	899,083
*Vanda Pharmaceuticals, Inc.	87,996	540,295
*Varex Imaging Corp.	110,160	1,954,238
*Veracyte, Inc.	168,551	3,815,995
*Veradigm, Inc.	273,999	3,422,248
*Vericel Corp.	47,995	1,512,322
*ViewRay, Inc.	133,719	157,788
#*Viking Therapeutics, Inc.	27,255	580,804
*Vir Biotechnology, Inc.	50,940	1,281,141
*Viracta Therapeutics, Inc.	6,757	8,717
*Voyager Therapeutics, Inc.	34,146	247,559
*Xencor, Inc.	109,781	2,902,610
*Xenon Pharmaceuticals, Inc.	36,654	1,476,423
*XOMA Corp.	1,400	25,746
*Zentalis Pharmaceuticals, Inc.	36,039	793,939
#*Zevra Therapeutics, Inc.	20,097	108,524
#*Zymeworks, Inc.	20,042	168,353

TOTAL HEALTH CARE		565,243,606

23

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (19.7%)
*3D Systems Corp.	123,318	$1,129,593
AAON, Inc.	107,547	10,539,606
*AAR Corp.	77,962	4,114,834
ABM Industries, Inc.	130,506	5,556,945
ACCO Brands Corp.	192,643	882,305
Acme United Corp.	8,451	221,416
Acuity Brands, Inc.	51,504	8,105,700
*ACV Auctions, Inc., Class A	25,938	337,972
#Advanced Drainage Systems, Inc.	26,430	2,265,580
*Aerojet Rocketdyne Holdings, Inc.	134,303	7,576,032
*AeroVironment, Inc.	46,628	4,694,973
*AerSale Corp.	17,121	277,018
Air Lease Corp.	176,160	7,085,155
Air T, Inc.	600	14,826
*Air Transport Services Group, Inc.	152,577	3,098,839
Alamo Group, Inc.	29,438	5,202,578
*Alaska Air Group, Inc.	206,644	8,980,748
Albany International Corp.	61,752	5,632,400
*Alight, Inc., Class A	271,991	2,515,917
*Allegiant Travel Co.	34,477	3,582,505
Allied Motion Technologies, Inc.	38,140	1,312,779
Allison Transmission Holdings, Inc.	98,909	4,825,770
Alta Equipment Group, Inc.	28,365	401,081
*Ameresco, Inc., Class A	55,700	2,317,120
*American Superconductor Corp.	75,125	304,256
*American Woodmark Corp.	47,590	2,404,247
#*API Group Corp.	168,381	3,832,352
Apogee Enterprises, Inc.	64,102	2,728,181
Applied Industrial Technologies, Inc.	116,685	15,829,487
ARC Document Solutions, Inc.	21,085	64,098
ArcBest Corp.	61,825	5,836,280
Arcosa, Inc.	43,832	2,960,413
Argan, Inc.	35,803	1,440,355
Armstrong World Industries, Inc.	97,284	6,679,519
*Array Technologies, Inc.	6,108	124,909
*ASGN, Inc.	137,219	9,823,508
Astec Industries, Inc.	68,016	2,807,700
*Astronics Corp.	36,187	533,396
*Astronics Corp., Class B	8,090	120,581
*Asure Software, Inc.	29,086	388,007
*Atkore, Inc.	71,399	9,019,836
*AZEK Co., Inc. (The)	175,680	4,767,955
AZZ, Inc.	33,769	1,274,104
*Babcock & Wilcox Enterprises, Inc.	74,029	460,460
Barnes Group, Inc.	98,553	4,142,183
Barrett Business Services, Inc.	19,333	1,616,432
*Beacon Roofing Supply, Inc.	149,750	9,011,955
#*Beam Global	3,024	26,974
BGSF, Inc.	7,037	67,766
#*Blink Charging Co.	2,021	14,410
*Blue Bird Corp.	18,250	341,275
*BlueLinx Holdings, Inc.	18,130	1,270,188
Boise Cascade Co.	95,119	6,497,579
Brady Corp., Class A	79,075	4,035,197
*BrightView Holdings, Inc.	10,055	55,604

24

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Brink’s Co. (The)	70,610	$4,437,838
BWX Technologies, Inc.	134,900	8,711,842
#*CACI International, Inc., Class A	22,058	6,911,213
*Casella Waste Systems, Inc.	138,950	12,366,550
*CBIZ, Inc.	112,049	5,903,862
*CECO Environmental Corp.	65,819	764,159
#*Chart Industries, Inc.	70,225	9,346,948
Chicago Rivet & Machine Co.	498	14,940
*Cimpress PLC	37,446	1,945,320
*CIRCOR International, Inc.	36,997	1,029,996
*Civeo Corp.	9,688	186,494
#*Clarivate PLC	17,966	159,179
*Clean Harbors, Inc.	54,461	7,905,559
Columbus McKinnon Corp.	77,673	2,696,030
Comfort Systems USA, Inc.	107,088	16,008,585
*Commercial Vehicle Group, Inc.	27,989	205,159
CompX International, Inc.	2,107	38,137
Concentrix Corp.	37,715	3,639,875
*Conduent, Inc.	466,868	1,638,707
*Construction Partners, Inc., Class A	36,449	945,487
Copa Holdings SA, Class A	42,895	3,874,276
#*Core & Main, Inc., Class A	141,319	3,682,773
Costamare, Inc.	173,180	1,563,815
Covenant Logistics Group, Inc.	29,246	1,152,000
CRA International, Inc.	21,413	2,251,363
*Crane Co.	44,057	3,175,188
Crane NXT Co.	44,820	2,122,675
CSG Systems International, Inc.	69,802	3,677,169
CSW Industrials, Inc.	28,683	3,862,740
Curtiss-Wright Corp.	35,518	6,032,022
*Daseke, Inc.	79,430	649,737
Deluxe Corp.	69,132	1,047,350
#*Desktop Metal, Inc., Class A	12,561	27,634
*Distribution Solutions Group, Inc.	23,046	1,075,787
*DLH Holdings Corp.	5,950	58,132
Donaldson Co., Inc.	33,918	2,155,489
Douglas Dynamics, Inc.	94,223	2,761,676
#*Driven Brands Holdings, Inc.	120,701	3,705,521
*Ducommun, Inc.	25,390	1,269,500
Dun & Bradstreet Holdings, Inc.	319,295	3,566,525
*DXP Enterprises, Inc.	35,871	903,949
#*Dycom Industries, Inc.	67,342	6,237,216
#Eagle Bulk Shipping, Inc.	29,625	1,324,830
Eastern Co. (The)	8,818	156,520
#EMCOR Group, Inc.	53,732	9,188,172
Encore Wire Corp.	45,768	7,154,911
*Energy Recovery, Inc.	70,177	1,581,088
Enerpac Tool Group Corp.	113,184	2,689,252
EnerSys	92,975	7,714,136
Eneti, Inc.	4,756	40,759
Ennis, Inc.	60,909	1,183,462
EnPro Industries, Inc.	46,781	4,410,045
Esab Corp.	55,385	3,232,269
ESCO Technologies, Inc.	43,562	4,076,096
Espey Mfg. & Electronics Corp.	2,550	56,411
*EVI Industries, Inc.	837	16,681
*Evoqua Water Technologies Corp.	171,339	8,472,714
*ExlService Holdings, Inc.	96,737	17,255,946

25

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Exponent, Inc.	125,968	$11,595,354
Federal Signal Corp.	148,743	7,642,415
*First Advantage Corp.	123,931	1,593,753
Flowserve Corp.	174,477	5,825,787
*Fluor Corp.	176,880	5,140,133
*Forrester Research, Inc.	45,288	1,401,211
Forward Air Corp.	56,835	5,996,661
*Franklin Covey Co.	39,488	1,449,999
Franklin Electric Co., Inc.	115,622	10,344,700
#*FreightCar America, Inc.	11,293	33,653
*Frontier Group Holdings, Inc.	89,288	847,343
#*FTI Consulting, Inc.	68,013	12,276,346
#*FuelCell Energy, Inc.	236,423	444,475
*Gates Industrial Corp. PLC	292,076	3,934,264
#GATX Corp.	103,959	11,841,970
Genco Shipping & Trading, Ltd.	94,753	1,460,144
*Gencor Industries, Inc.	30,826	406,903
*Generac Holdings, Inc.	123	12,573
*Gibraltar Industries, Inc.	71,221	3,563,899
Global Industrial Co.	68,139	1,815,904
*GMS, Inc.	56,622	3,287,473
Gorman-Rupp Co. (The)	48,924	1,201,084
GrafTech International, Ltd.	244,287	1,150,592
*Graham Corp.	14,855	191,184
Granite Construction, Inc.	82,800	3,157,164
*Great Lakes Dredge & Dock Corp.	122,553	702,229
#Greenbrier Cos., Inc. (The)	85,864	2,271,103
Griffon Corp.	103,353	2,940,393
*GXO Logistics, Inc.	104,022	5,526,689
H&E Equipment Services, Inc.	89,128	3,253,172
*Harsco Corp.	82,748	568,479
#*Hawaiian Holdings, Inc.	242,241	2,017,868
*Hayward Holdings, Inc.	215,520	2,594,861
Healthcare Services Group, Inc.	75,569	1,179,632
Heartland Express, Inc.	70,397	1,019,349
Heidrick & Struggles International, Inc.	49,080	1,232,399
Helios Technologies, Inc.	55,176	3,318,285
Herc Holdings, Inc.	48,586	4,859,572
*Heritage-Crystal Clean, Inc.	43,210	1,510,622
#*Hertz Global Holdings, Inc.	178,683	2,980,432
Hexcel Corp.	122,529	8,831,890
Hillenbrand, Inc.	87,259	3,980,756
#HireQuest, Inc.	1,156	24,160
HNI Corp.	76,890	1,997,602
*Hub Group, Inc., Class A	63,902	4,818,211
*Hudson Global, Inc.	1,936	42,108
*Hudson Technologies, Inc.	81,711	631,626
Huntington Ingalls Industries, Inc.	1,477	297,852
Hurco Cos., Inc.	17,877	400,981
*Huron Consulting Group, Inc.	46,591	3,950,451
Hyster-Yale Materials Handling, Inc.	26,166	1,377,902
*IBEX Holdings, Ltd.	13,111	268,382
ICF International, Inc.	45,858	5,227,812
*Ideal Power, Inc.	168	1,618
*IES Holdings, Inc.	35,953	1,552,810
*Innodata, Inc.	9,654	63,909
Innovative Solutions and Support, Inc.	25,427	164,004
Insperity, Inc.	97,927	11,992,140

26

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Insteel Industries, Inc.	43,127	$1,187,286
Interface, Inc.	139,306	1,092,159
ITT, Inc.	46,348	3,913,625
*Janus International Group, Inc.	64,099	576,891
*JELD-WEN Holding, Inc.	83,770	1,070,581
*JetBlue Airways Corp.	454,717	3,246,679
John Bean Technologies Corp.	68,050	7,397,715
Kadant, Inc.	24,921	4,631,069
Kaman Corp.	54,230	1,196,856
*KAR Auction Services, Inc.	212,175	2,872,850
#KBR, Inc.	136,515	7,744,496
Kelly Services, Inc., Class A	65,228	1,070,391
Kennametal, Inc.	151,168	3,924,321
Kforce, Inc.	51,740	3,059,904
Kimball International, Inc., Class B	867	10,673
*Kirby Corp.	121,465	8,726,046
Korn Ferry	144,435	6,935,769
*Kratos Defense & Security Solutions, Inc.	255,498	3,295,924
*L.B. Foster Co., Class A	19,141	213,996
Landstar System, Inc.	35,821	6,305,571
*Limbach Holdings, Inc.	14,878	252,033
Lindsay Corp.	17,935	2,165,472
*Liquidity Services, Inc.	99,470	1,300,073
LSI Industries, Inc.	83,064	1,054,082
Luxfer Holdings PLC	27,050	412,513
*Lyft, Inc., Class A	3,112	31,898
*Manitex International, Inc.	12,718	65,752
*Manitowoc Co., Inc. (The)	72,873	1,114,228
ManpowerGroup, Inc.	89,001	6,738,266
Marten Transport, Ltd.	208,602	4,211,674
#*Masonite International Corp.	26,117	2,387,355
*MasTec, Inc.	78,951	7,011,638
*Mastech Digital, Inc.	1,100	9,713
*Masterbrand, Inc.	24,821	200,305
*Matrix Service Co.	107,272	510,615
Matson, Inc.	92,735	6,308,762
Matthews International Corp., Class A	55,157	2,088,796
Maxar Technologies, Inc.	7,396	389,917
Maximus, Inc.	55,357	4,630,613
*Mayville Engineering Co., Inc.	4,720	57,112
McGrath RentCorp.	43,594	3,874,635
MDU Resources Group, Inc.	187,220	5,470,568
*Mercury Systems, Inc.	102,286	4,875,974
*Mesa Air Group, Inc.	13,777	29,069
Miller Industries, Inc.	26,907	877,168
MillerKnoll, Inc.	135,709	2,308,410
*Mistras Group, Inc.	36,505	296,421
*Montrose Environmental Group, Inc.	18,216	554,859
Moog, Inc., Class A	43,399	3,910,684
*MRC Global, Inc.	153,190	1,492,071
MSA Safety, Inc.	86,235	11,188,991
MSC Industrial Direct Co., Inc.	42,557	3,861,197
Mueller Industries, Inc.	129,337	9,292,863
Mueller Water Products, Inc., Class A	379,244	5,081,870
*MYR Group, Inc.	44,665	5,716,673
National Presto Industries, Inc.	12,375	841,748
NL Industries, Inc.	4,156	26,723
*NN, Inc.	15,537	16,780

27

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Northwest Pipe Co.	26,065	$717,830
*NOW, Inc.	155,707	1,661,394
*NV5 Global, Inc.	35,539	3,366,609
nVent Electric PLC	159,802	6,700,498
#Omega Flex, Inc.	19,766	2,174,458
*Orion Group Holdings, Inc.	49,153	116,984
Oshkosh Corp.	81,055	6,202,329
#PAM Transportation Services, Inc.	48,160	1,081,192
Pangaea Logistics Solutions, Ltd.	28,848	179,146
Park Aerospace Corp.	37,993	496,948
Park-Ohio Holdings Corp.	31,873	413,393
*Parsons Corp.	146,690	6,381,015
*Patriot Transportation Holding, Inc.	5,218	47,849
*Paycor HCM, Inc.	6,565	154,277
*Performant Financial Corp.	14,254	46,183
*Perma-Pipe International Holdings, Inc.	1,287	13,964
*PGT Innovations, Inc.	142,551	3,657,859
#*Pineapple Energy, Inc.	40,713	56,184
Pitney Bowes, Inc.	278,688	978,195
Powell Industries, Inc.	19,996	801,040
Preformed Line Products Co.	8,154	1,013,379
Primoris Services Corp.	95,379	2,413,089
*Proto Labs, Inc.	37,254	1,071,798
#*Quad/Graphics, Inc.	83,133	290,134
#Quanex Building Products Corp.	83,772	1,600,045
*Quest Resource Holding Corp.	6,899	37,082
*Radiant Logistics, Inc.	101,613	670,646
*RBC Bearings, Inc.	27,917	6,337,438
*RCM Technologies, Inc.	23,426	263,308
#*Red Violet, Inc.	5,632	96,307
*Resideo Technologies, Inc.	133,746	2,380,679
Resources Connection, Inc.	70,916	1,034,664
REV Group, Inc.	95,691	1,026,764
Rush Enterprises, Inc., Class A	74,483	3,955,792
Rush Enterprises, Inc., Class B	26,695	1,563,793
*RXO, Inc.	115,228	2,084,475
Ryder System, Inc.	21,868	1,731,071
#*Saia, Inc.	35,716	10,635,153
Schneider National, Inc., Class B	85,377	2,234,316
Science Applications International Corp.	76,986	7,854,882
*Servotronics, Inc.	941	11,400
*Shoals Technologies Group, Inc., Class A	120,181	2,510,581
Shyft Group, Inc. (The)	97,449	2,444,021
*SIFCO Industries, Inc.	4,994	11,436
Simpson Manufacturing Co., Inc.	70,061	8,812,273
#*SiteOne Landscape Supply, Inc.	44,832	6,623,480
*SkyWest, Inc.	78,124	2,210,909
*SP Plus Corp.	49,635	1,696,028
Spirit AeroSystems Holdings, Inc., Class A	37,586	1,118,559
Spirit Airlines, Inc.	2,049	35,038
*SPX Technologies, Inc.	58,784	3,743,365
Standex International Corp.	29,375	3,607,544
Steelcase, Inc., Class A	121,879	975,032
*Stericycle, Inc.	151,023	6,894,200
*Sterling Infrastructure, Inc.	131,826	4,867,016
#*SunPower Corp.	58,302	770,752
#*Sunrun, Inc.	238,242	5,012,612
#*Sunworks, Inc.	3,210	2,603

28

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*TaskUS, Inc., Class A	13,980	$188,171
Tecnoglass, Inc.	29,088	1,275,509
Tennant Co.	37,850	2,892,497
Terex Corp.	129,679	5,782,387
Tetra Tech, Inc.	45,278	6,265,117
Textainer Group Holdings, Ltd.	80,607	2,829,306
*Thermon Group Holdings, Inc.	58,832	1,222,529
Timken Co. (The)	190,174	14,614,872
*Titan International, Inc.	127,831	1,247,631
*Titan Machinery, Inc.	57,215	1,793,690
*TPI Composites, Inc.	65,198	805,847
#*Transcat, Inc.	13,865	1,057,761
*Trex Co., Inc.	119,967	6,557,396
#*TriNet Group, Inc.	132,992	12,338,998
Trinity Industries, Inc.	150,551	3,605,696
Triton International, Ltd.	146,635	12,122,315
*Triumph Group, Inc.	99,691	1,077,660
*TrueBlue, Inc.	92,369	1,399,390
TTEC Holdings, Inc.	86,825	2,958,128
*Tutor Perini Corp.	95,894	508,238
#*Twin Disc, Inc.	22,642	259,251
*U.S. Xpress Enterprises, Inc., Class A	5,740	34,670
UFP Industries, Inc.	185,926	14,598,910
*Ultralife Corp.	33,700	141,203
UniFirst Corp.	27,038	4,425,580
*Univar Solutions, Inc.	216,270	7,677,585
Universal Logistics Holdings, Inc.	33,604	860,262
*V2X, Inc.	14,826	640,483
Valmont Industries, Inc.	21,825	6,341,472
Veritiv Corp.	36,570	4,200,796
*Verra Mobility Corp.	149,978	2,542,127
Vertiv Holdings Co.	14,051	209,641
*Viad Corp.	34,367	654,004
*Vicor Corp.	34,703	1,491,188
*Virco Mfg. Corp.	1,169	4,337
VSE Corp.	19,431	821,737
Wabash National Corp.	232,088	5,957,699
Watts Water Technologies, Inc., Class A	59,885	9,685,201
Werner Enterprises, Inc.	157,224	7,101,808
WESCO International, Inc.	23,915	3,443,760
*Willdan Group, Inc.	10,784	157,986
*Willis Lease Finance Corp.	11,646	588,123
Woodward, Inc.	61,240	5,880,265
*XPO, Inc.	107,622	4,754,740
Zurn Elkay Water Solutions Corp.	159,937	3,446,642

TOTAL INDUSTRIALS		1,046,108,833

INFORMATION TECHNOLOGY — (10.1%)
*8x8, Inc.	52,469	150,586
#*908 Devices, Inc.	6,873	46,461
A10 Networks, Inc.	144,656	2,045,436
*ACI Worldwide, Inc.	237,131	6,006,528
Adeia, Inc.	200,665	1,533,081
ADTRAN Holdings, Inc.	95,035	866,719
Advanced Energy Industries, Inc.	80,805	6,989,632
#*Aehr Test Systems	70,947	1,755,938
*Agilysys, Inc.	60,701	4,737,106
*Airgain, Inc.	13,305	78,100
*Alarm.com Holdings, Inc.	89,171	4,252,565

29

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Alithya Group, Inc., Class A	14,711	$27,215
*Alkami Technology, Inc.	9,776	117,214
*Alpha & Omega Semiconductor, Ltd.	77,758	1,856,861
*Altair Engineering, Inc., Class A	34,760	2,400,178
*Ambarella, Inc.	43,530	2,697,989
American Software, Inc., Class A	78,367	935,702
Amkor Technology, Inc.	560,258	12,532,971
*Amtech Systems, Inc.	39,376	339,815
*Appfolio, Inc., Class A	2,303	321,545
#*AppLovin Corp., Class A	15,520	263,840
*Arlo Technologies, Inc.	83,282	536,336
*Arrow Electronics, Inc.	4,289	490,790
*AstroNova, Inc.	9,224	135,685
*Astrotech Corp.	4,221	43,476
*Aviat Networks, Inc.	15,882	521,088
*Avid Technology, Inc.	110,750	3,268,233
Avnet, Inc.	166,243	6,859,186
*Aware, Inc.	34,012	56,460
*Axcelis Technologies, Inc.	84,435	9,988,661
*AXT, Inc.	113,555	303,192
Badger Meter, Inc.	60,126	7,956,474
Bel Fuse, Inc., Class A	890	37,371
Bel Fuse, Inc., Class B	20,416	829,502
Belden, Inc.	79,603	6,279,881
Benchmark Electronics, Inc.	125,647	2,682,563
BK Technologies Corp.	3,154	42,953
*Blackbaud, Inc.	77,027	5,342,208
*Box, Inc., Class A	292,964	7,751,827
*Brightcove, Inc.	38,459	159,220
#*C3.ai, Inc., Class A	1,598	28,476
#*CalAmp Corp.	56,731	144,097
*Calix, Inc.	178,002	8,134,691
*Cambium Networks Corp.	52,076	788,431
#*Casa Systems, Inc.	15,690	19,612
*CCC Intelligent Solutions Holdings, Inc.	8,660	75,169
*Cerence, Inc.	76,888	1,964,488
*CEVA, Inc.	65,181	1,637,999
*Cirrus Logic, Inc.	167,263	14,349,493
#*Clearfield, Inc.	21,642	945,323
Climb Global Solutions, Inc.	9,891	439,160
*Cognyte Software, Ltd.	9,743	40,531
#*Coherent Corp.	71,594	2,444,219
*Cohu, Inc.	117,018	3,959,889
*CommScope Holding Co., Inc.	347,597	1,713,653
*CommVault Systems, Inc.	71,235	4,150,863
*Computer Task Group, Inc.	34,828	235,786
Comtech Telecommunications Corp.	56,140	581,049
*Consensus Cloud Solutions, Inc.	31,232	1,165,891
#*Corsair Gaming, Inc.	62,028	1,080,528
*Couchbase, Inc.	2,421	37,187
#*CPI Card Group, Inc.	3,897	163,167
*CPS Technologies Corp.	567	1,531
CSP, Inc.	2,788	35,268
CTS Corp.	77,632	3,043,951
*Daktronics, Inc.	82,498	396,815
*Digi International, Inc.	99,924	3,013,708
*Digimarc Corp.	925	15,762
*Digital Turbine, Inc.	109,591	1,285,502

30

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*DigitalOcean Holdings, Inc.	25,979	$819,378
*Diodes, Inc.	98,080	7,816,976
#*DoubleVerify Holdings, Inc.	111,713	3,286,596
*DXC Technology Co.	38,684	922,613
*DZS, Inc.	46,027	312,984
*E2open Parent Holdings, Inc.	155,661	979,108
Ebix, Inc.	66,377	1,079,290
#*Edgio, Inc.	57,712	38,148
*eGain Corp.	67,871	498,173
*EMCORE Corp.	110,186	120,103
*EngageSmart, Inc.	14,358	246,527
*Envestnet, Inc.	100,481	6,368,486
*ePlus, Inc.	67,455	2,936,991
*Everbridge, Inc.	10,075	264,771
*Everspin Technologies, Inc.	34,820	216,580
*Extreme Networks, Inc.	163,536	2,907,670
*Fabrinet	103,022	9,781,939
#*FARO Technologies, Inc.	37,297	870,885
#*Fastly, Inc., Class A	353,332	5,222,247
*FormFactor, Inc.	172,902	4,721,954
Frequency Electronics, Inc.	13,949	90,808
*Freshworks, Inc., Class A	22,464	300,119
*Genasys, Inc.	10,141	29,916
*Globant SA	2,614	410,058
#*Grid Dynamics Holdings, Inc.	53,689	583,599
*GSI Technology, Inc.	40,600	62,524
*Guidewire Software, Inc.	6,261	477,026
Hackett Group, Inc. (The)	78,086	1,449,276
*Harmonic, Inc.	328,253	4,625,085
*Ichor Holdings, Ltd.	79,264	2,207,502
*Identiv, Inc.	13,970	76,835
Immersion Corp.	68,520	451,547
*Impinj, Inc.	4,897	432,944
#*Infinera Corp.	127,656	808,062
Information Services Group, Inc.	91,069	463,541
*Insight Enterprises, Inc.	89,761	10,856,593
InterDigital, Inc.	64,526	4,370,991
*inTEST Corp.	26,101	495,919
#*Intevac, Inc.	66,931	423,673
#*IonQ, Inc.	21,120	116,371
IPG Photonics Corp.	72,888	8,380,662
*Issuer Direct Corp.	3,804	71,620
*Iteris, Inc.	81,572	376,047
*Itron, Inc.	83,840	4,477,056
#*Jamf Holding Corp.	98,025	1,854,633
*JFrog, Ltd.	96,377	1,789,721
*Key Tronic Corp.	24,700	169,195
*Kimball Electronics, Inc., Class B	58,067	1,168,889
*Knowles Corp.	256,577	4,331,020
Kulicke & Soffa Industries, Inc.	127,666	6,084,562
*KVH Industries, Inc.	35,679	375,343
*Kyndryl Holdings, Inc.	418,543	6,052,132
*Lantronix, Inc.	67,406	248,054
Littelfuse, Inc.	25,019	6,060,603
*LiveRamp Holdings, Inc.	171,025	4,119,992
*Lumentum Holdings, Inc.	76,201	3,676,698
#*Luna Innovations, Inc.	79,006	496,158
*MACOM Technology Solutions Holdings, Inc.	73,478	4,286,707

31

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Magnachip Semiconductor Corp.	92,174	$818,505
*Marathon Digital Holdings, Inc.	1,957	19,707
*Matterport, Inc.	958	2,232
*MaxLinear, Inc.	150,578	3,633,447
Methode Electronics, Inc.	95,290	3,905,937
*Mirion Technologies, Inc.	23,085	186,988
*Mitek Systems, Inc.	87,119	785,813
MKS Instruments, Inc.	29,309	2,458,146
*Model N, Inc.	42,713	1,315,560
*N-able, Inc.	76,449	974,725
#*Napco Security Technologies, Inc.	103,011	3,193,341
National Instruments Corp.	132,724	7,728,519
*NCR Corp.	167,458	3,732,639
*Neonode, Inc.	620	4,436
*NETGEAR, Inc.	65,493	925,416
*NetScout Systems, Inc.	163,869	4,458,875
*NetSol Technologies, Inc.	2,874	6,811
Network-1 Technologies, Inc.	10,978	23,054
*nLight, Inc.	87,183	764,595
*Novanta, Inc.	99,937	15,274,371
#NVE Corp.	11,753	886,294
#*Olo, Inc., Class A	161,273	1,104,720
*ON24, Inc.	77,334	672,806
*One Stop Systems, Inc.	6,129	14,955
*OneSpan, Inc.	92,388	1,361,799
*Onto Innovation, Inc.	145,788	11,805,912
*Optical Cable Corp.	3,533	14,344
*OSI Systems, Inc.	42,997	4,856,941
#*PAR Technology Corp.	56,440	1,726,500
PC Connection, Inc.	62,407	2,513,130
PCTEL, Inc.	20,526	97,704
*PDF Solutions, Inc.	80,224	2,892,075
*Perficient, Inc.	79,091	5,134,588
PFSweb, Inc.	43,907	176,506
*Photronics, Inc.	148,887	2,152,906
*Pixelworks, Inc.	17,096	24,105
*Plexus Corp.	63,535	5,557,406
#*Porch Group, Inc.	14,429	13,132
Power Integrations, Inc.	158,157	11,510,666
*Powerfleet, Inc.	5,711	16,391
*PowerSchool Holdings, Inc.	129,952	2,713,398
Progress Software Corp.	93,192	5,114,377
*Q2 Holdings, Inc.	11,656	286,971
*Qualys, Inc.	57,034	6,441,420
*Rambus, Inc.	333,765	14,799,140
*RF Industries, Ltd.	18,031	72,665
*Ribbon Communications, Inc.	292,736	749,404
Richardson Electronics, Ltd.	36,918	569,645
*Rimini Street, Inc.	122,432	457,896
*Rogers Corp.	1,642	264,280
*Sanmina Corp.	174,064	9,096,585
Sapiens International Corp. NV	41,768	840,790
*ScanSource, Inc.	123,617	3,380,925
*SecureWorks Corp., Class A	8,610	78,093
*SEMrush Holdings, Inc., Class A	375	3,622
*Semtech Corp.	155,526	3,031,202
*SentinelOne, Inc., Class A	30,309	487,066
*Silicon Laboratories, Inc.	93,195	12,982,064

32

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*SiTime Corp.	1,179	$127,886
*SMART Global Holdings, Inc.	83,069	1,280,924
#*Smith Micro Software, Inc.	21,109	24,486
*Socket Mobile, Inc.	11,259	19,703
*SolarWinds Corp.	184,287	1,588,554
*SoundThinking, Inc.	10,511	312,702
*Sprinklr, Inc., Class A	330	3,947
*SPS Commerce, Inc.	80,005	11,784,737
*Squarespace, Inc., Class A	60,250	1,873,775
*Stratasys, Ltd.	136,303	1,957,311
*Sumo Logic, Inc.	14,982	179,784
*Super Micro Computer, Inc.	84,042	8,860,548
*Synaptics, Inc.	79,681	7,056,549
#*Telos Corp.	5,863	9,967
*Teradata Corp.	145,575	5,635,208
*TESSCO Technologies, Inc.	13,243	116,274
*TransAct Technologies, Inc.	16,081	90,054
*TSR, Inc.	27	201
*TTM Technologies, Inc.	251,723	2,972,849
#*Tucows, Inc., Class A	1,553	34,772
*Turtle Beach Corp.	30,742	334,166
*Ultra Clean Holdings, Inc.	120,369	3,435,331
*Unisys Corp.	9,004	28,903
#Universal Display Corp.	43,937	5,863,832
*Varonis Systems, Inc.	3,229	74,784
#*Veeco Instruments, Inc.	146,795	2,703,964
*Verint Systems, Inc.	122,967	4,487,066
#*Veritone, Inc.	1,800	8,568
*Vertex, Inc., Class A	11,770	243,050
*Viant Technology, Inc., Class A	2,911	12,867
#*Viasat, Inc.	94,366	3,305,641
*Viavi Solutions, Inc.	423,422	3,793,861
Vishay Intertechnology, Inc.	266,744	5,678,980
*Vishay Precision Group, Inc.	28,756	1,079,500
Vontier Corp.	175,183	4,752,715
#*Wrap Technologies, Inc.	879	1,125
Xerox Holdings Corp.	323,663	5,071,799
*Xperi, Inc.	44,226	419,705
#*Yext, Inc.	115,721	1,016,030

TOTAL INFORMATION TECHNOLOGY		537,653,385

MATERIALS — (6.1%)
AdvanSix, Inc.	51,806	1,952,050
Alpha Metallurgical Resources, Inc.	36,002	5,276,453
*Alto Ingredients, Inc.	94,429	123,702
American Vanguard Corp.	65,752	1,265,726
*Arconic Corp.	170,735	4,225,691
#Ardagh Metal Packaging SA	78,748	321,292
Ashland, Inc.	106,165	10,787,426
*Aspen Aerogels, Inc.	8,480	53,085
#*ATI, Inc.	203,927	7,875,661
Avient Corp.	187,331	7,214,117
*Axalta Coating Systems, Ltd.	240,931	7,606,192
Balchem Corp.	72,083	9,471,706
#*Bioceres Crop Solutions Corp.	2,022	22,667
Cabot Corp.	101,998	7,319,376
Caledonia Mining Corp. PLC	3,237	46,095
Carpenter Technology Corp.	97,168	5,124,640
*Century Aluminum Co.	261,647	2,247,548

33

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Chase Corp.	21,206	$2,318,452
Chemours Co. (The)	221,921	6,451,243
*Clearwater Paper Corp.	39,809	1,437,105
*Coeur Mining, Inc.	702,178	2,387,405
Commercial Metals Co.	342,146	15,974,797
Compass Minerals International, Inc.	72,119	2,360,455
*Core Molding Technologies, Inc.	24,525	459,844
Eagle Materials, Inc.	67,415	9,991,577
*Ecovyst, Inc.	205,600	2,333,560
Element Solutions, Inc.	671,348	12,184,966
*Ferroglobe PLC	205,312	829,460
Fortitude Gold Corp.	39,179	269,943
Friedman Industries, Inc.	7,193	80,202
FutureFuel Corp.	93,341	700,057
Glatfelter Corp.	45,691	206,523
Graphic Packaging Holding Co.	261,208	6,441,389
Greif, Inc., Class A	50,470	3,169,011
Greif, Inc., Class B	11,893	936,455
Hawkins, Inc.	57,672	2,326,488
Haynes International, Inc.	31,528	1,482,131
HB Fuller Co.	162,042	10,722,319
Hecla Mining Co.	1,054,469	6,379,537
Huntsman Corp.	223,676	5,992,280
*Ingevity Corp.	70,031	5,024,024
Innospec, Inc.	51,662	5,250,409
*Intrepid Potash, Inc.	26,590	685,490
Kaiser Aluminum Corp.	33,977	2,232,968
Koppers Holdings, Inc.	45,731	1,500,434
#Kronos Worldwide, Inc.	128,422	1,194,325
#*Livent Corp.	243,769	5,326,353
Louisiana-Pacific Corp.	214,908	12,838,604
*LSB Industries, Inc.	111,074	991,891
Materion Corp.	48,735	5,278,488
#Mativ, Inc.	133,314	2,582,292
Mercer International, Inc.	183,290	1,783,412
Minerals Technologies, Inc.	80,342	4,761,067
#*MP Materials Corp.	168,892	3,659,890
Myers Industries, Inc.	105,060	1,990,887
NewMarket Corp.	10,518	4,202,993
#Nexa Resources SA	960	5,760
Northern Technologies International Corp.	17,386	199,591
*O-I Glass, Inc.	287,946	6,470,147
Olin Corp.	92,741	5,137,851
Olympic Steel, Inc.	25,975	1,209,656
Orion Engineered Carbons SA	120,891	2,926,771
Pactiv Evergreen, Inc.	57,427	453,673
*Piedmont Lithium, Inc.	627	36,052
Quaker Chemical Corp.	19,250	3,592,627
#Ramaco Resources, Inc.	41,808	339,899
*Ranpak Holdings Corp.	36,372	148,398
*Rayonier Advanced Materials, Inc.	178,918	973,314
Royal Gold, Inc.	615	81,451
Ryerson Holding Corp.	86,132	3,253,206
Schnitzer Steel Industries, Inc.	89,238	2,578,086
Scotts Miracle-Gro Co. (The)	36,275	2,423,533
Sensient Technologies Corp.	88,487	6,588,742
Silgan Holdings, Inc.	221,668	10,919,366
*Smith-Midland Corp.	110	1,815

34

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Sonoco Products Co.	111,630	$6,767,011
Stepan Co.	47,479	4,377,564
*Summit Materials, Inc., Class A	235,405	6,452,451
SunCoke Energy, Inc.	175,241	1,363,375
Sylvamo Corp.	70,396	3,225,545
*Synalloy Corp.	13,209	125,353
*TimkenSteel Corp.	111,784	1,871,264
Tredegar Corp.	72,678	681,720
TriMas Corp.	92,141	2,341,303
Trinseo PLC	64,872	1,175,481
Tronox Holdings PLC, Class A	326,334	4,467,512
United States Lime & Minerals, Inc.	14,233	2,290,090
#United States Steel Corp.	243,918	5,580,844
*Universal Stainless & Alloy Products, Inc.	9,723	92,077
Warrior Met Coal, Inc.	81,259	2,809,124
Worthington Industries, Inc.	107,446	6,381,218

TOTAL MATERIALS		323,014,023

REAL ESTATE — (0.6%)
*AMREP Corp.	2,776	38,586
*Anywhere Real Estate, Inc.	216,032	1,376,124
*CKX Lands, Inc.	702	6,858
*Compass, Inc., Class A	269,705	631,110
*Cushman & Wakefield PLC	350,855	3,455,922
Douglas Elliman, Inc.	158,796	506,559
#eXp World Holdings, Inc.	1,367	15,980
#*Five Point Holdings LLC, Class A	61,554	150,807
*Forestar Group, Inc.	74,013	1,431,411
*FRP Holdings, Inc.	21,361	1,238,938
*Howard Hughes Corp. (The)	58,833	4,551,909
*Jones Lang LaSalle, Inc.	165	22,942
Kennedy-Wilson Holdings, Inc.	286,414	4,806,027
Marcus & Millichap, Inc.	80,726	2,540,447
*Maui Land & Pineapple Co., Inc.	35,203	439,685
Newmark Group, Inc., Class A	222,546	1,410,942
#*Rafael Holdings, Inc., Class B	27,736	58,246
RE/MAX Holdings, Inc.	40,438	780,858
RMR Group, Inc. (The), Class A	32,348	768,265
St. Joe Co. (The)	102,016	4,192,858
Stratus Properties, Inc.	15,387	329,282
*Tejon Ranch Co.	51,129	883,509

TOTAL REAL ESTATE		29,637,265

UTILITIES — (3.0%)
ALLETE, Inc.	97,175	6,061,777
American States Water Co.	78,244	6,944,155
Artesian Resources Corp., Class A	23,374	1,280,428
Atlantica Sustainable Infrastructure PLC	105,183	2,799,971
Avista Corp.	123,130	5,426,339
Black Hills Corp.	147,330	9,619,176
California Water Service Group	129,023	7,235,610
Chesapeake Utilities Corp.	35,509	4,385,361
Clearway Energy, Inc., Class A	28,281	819,583
Clearway Energy, Inc., Class C	41,978	1,274,872
Consolidated Water Co., Ltd.	29,244	494,224
Genie Energy, Ltd., Class B	50,289	783,000
Global Water Resources, Inc.	1,219	13,372
Hawaiian Electric Industries, Inc.	129,228	5,067,030
IDACORP, Inc.	78,426	8,714,697

35

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
MGE Energy, Inc.	54,300	$4,159,923
Middlesex Water Co.	39,791	2,903,947
National Fuel Gas Co.	74,087	4,141,463
New Jersey Resources Corp.	220,018	11,361,730
Northwest Natural Holding Co.	73,728	3,462,267
NorthWestern Corp.	89,799	5,264,017
OGE Energy Corp.	22,932	860,867
ONE Gas, Inc.	85,492	6,578,609
#Ormat Technologies, Inc.	139,752	11,992,119
#Otter Tail Corp.	80,082	5,761,900
PNM Resources, Inc.	195,127	9,391,463
Portland General Electric Co.	134,551	6,810,972
*Pure Cycle Corp.	38,035	375,405
RGC Resources, Inc.	20,361	389,913
SJW Group	59,283	4,500,765
Southwest Gas Holdings, Inc.	108,345	6,067,320
Spire, Inc.	87,826	5,948,455
#*Sunnova Energy International, Inc.	207,234	3,721,923
Unitil Corp.	47,943	2,665,151
#Via Renewables, Inc.	3,057	31,640
York Water Co. (The)	35,717	1,501,543

TOTAL UTILITIES		158,810,987

TOTAL COMMON STOCKS		5,029,769,125

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	8,904	203,457

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	40,491	1,101,355

TOTAL PREFERRED STOCKS		1,304,812

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*<»Zagg, Inc.	53,073	—

ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	164,883	234,134

HEALTH CARE — (0.0%)
*<»Achillion Pharmaceuticals	327,308	88,373
#*»Albireo Pharma, Inc. 3/2/2026	32,677	70,256
*<»Chinook Therapeutics, Inc.	13,304	32,595
*»Opiant Pharma, Inc.	8,607	5,594
*<»Progenics Pharmaceuticals	60,482	69,554
*»Xeris Biopharma Holdings, Inc.	49,892	13,471

TOTAL HEALTH CARE		279,843

INDUSTRIALS — (0.0%)
*Triumph Group, Inc. 12/5/2027	16,680	5,996

TOTAL RIGHTS/WARRANTS		519,973

TOTAL INVESTMENT SECURITIES — (94.6%) (Cost $3,726,102,209)		5,031,593,910

SECURITIES LENDING COLLATERAL — (5.4%)
@§The DFA Short Term Investment Fund	24,704,378	285,713,544

TOTAL INVESTMENTS — (100.0%) (Cost $4,011,815,753)		$5,317,307,454

36

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

37

DIMENSIONAL U.S. TARGETED VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.7%)
*AMC Networks, Inc., Class A	148,436	$2,625,833
*Angi, Inc.	16,722	38,461
ATN International, Inc.	71,619	2,590,459
*Bandwidth, Inc., Class A	109,189	1,328,830
*Boston Omaha Corp., Class A	102,371	2,094,511
*Bumble, Inc., Class A	56,958	1,037,205
Cable One, Inc.	3,444	2,611,964
#*Cardlytics, Inc.	695	4,511
*Cargurus, Inc.	33,892	557,184
*Cars.com, Inc.	376,337	7,364,915
*comScore, Inc.	35,701	36,058
*Consolidated Communications Holdings, Inc.	276,052	1,068,321
*Cumulus Media, Inc., Class A	73,778	259,330
*Daily Journal Corp.	791	216,062
DallasNews Corp.	4,672	20,043
*DHI Group, Inc.	267,311	981,031
*DISH Network Corp., Class A	144,882	1,088,064
*EchoStar Corp., Class A	227,904	3,890,321
Entravision Communications Corp., Class A	305,296	1,908,100
*EW Scripps Co. (The), Class A	403,981	3,405,560
*FG Group Holdings, Inc.	28,374	55,046
*Fluent, Inc.	29,717	21,991
#*Frontier Communications Parent, Inc.	310,177	6,991,390
*Gaia, Inc.	21,164	64,339
*Gannett Co., Inc.	177,335	336,936
#*Genius Brands International, Inc.	14,775	38,119
Gray Television, Inc.	536,025	4,132,753
#Gray Television, Inc., Class A	2,809	23,343
*iHeartMedia, Inc., Class A	108,569	376,734
#*IMAX Corp.	81,230	1,701,768
*Integral Ad Science Holding Corp.	54,694	860,337
John Wiley & Sons, Inc., Class A	220,885	8,519,534
#*Kore Group Holdings, Inc.	518	632
*Lee Enterprises, Inc.	6,845	78,854
*Liberty Broadband Corp., Class A	62	5,241
*Liberty Broadband Corp., Class C	4,393	372,439
*Liberty Latin America, Ltd., Class A	200,414	1,777,672
#*Liberty Latin America, Ltd., Class C	991,565	8,805,097
*Liberty Media Corp.-Liberty Formula One, Class C	1,841	132,902
*Liberty Media Corp.-Liberty SiriusXM, Class A	16,836	473,092
*Liberty Media Corp.-Liberty SiriusXM, Class C	37,616	1,050,991
#*Lions Gate Entertainment Corp., Class A	325,637	3,744,825
#*Lions Gate Entertainment Corp., Class B	624,885	6,667,523
#Lumen Technologies, Inc.	109,382	259,235
#*Madison Square Garden Entertainment Corp.	133,165	4,297,235
*Magnite, Inc.	584,731	5,496,471
#Marcus Corp. (The)	199,350	3,492,612
News Corp., Class A	1,696,719	29,879,222
News Corp., Class B	847,863	15,049,568
Nexstar Media Group, Inc.	157,694	27,352,024
*Paltalk, Inc.	5,007	9,313
#Paramount Global, Class B	6,180	144,179
*PubMatic, Inc., Class A	99,136	1,354,198

1

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*QuinStreet, Inc.	213,914	$2,376,585
*Quotient Technology, Inc.	62,640	176,645
#*Reading International, Inc.	6,238	136,300
*Reading International, Inc., Class A	11,184	36,124
Saga Communications, Inc., Class A	29,827	663,651
*Salem Media Group, Inc.	11,369	11,710
#Scholastic Corp.	223,864	8,612,048
Shenandoah Telecommunications Co.	138,691	2,886,160
#Sinclair Broadcast Group, Inc., Class A	129,461	2,574,979
*Sphere Entertainment Co.	133,165	3,747,263
Spok Holdings, Inc.	37,484	458,429
TEGNA, Inc.	348,992	5,967,763
Telephone and Data Systems, Inc.	622,719	6,227,190
*Thryv Holdings, Inc.	109,279	2,454,406
Townsquare Media, Inc., Class A	46,611	440,940
*TrueCar, Inc.	448,140	1,151,720
*United States Cellular Corp.	184,382	3,916,274
*Urban One, Inc.	27,760	198,206
*Urban One, Inc.	16,532	96,051
*Vimeo, Inc.	27,752	91,304
*WideOpenWest, Inc.	82,840	946,861
*Yelp, Inc.	169,691	5,077,155
*Zedge, Inc., Class B	305	604
*Ziff Davis, Inc.	27,440	2,006,962

TOTAL COMMUNICATION SERVICES		216,947,708

CONSUMER DISCRETIONARY — (15.6%)
*1-800-Flowers.com, Inc., Class A	194,971	1,795,683
*1stdibs.com, Inc.	7,975	29,986
*2U, Inc.	192,662	1,067,347
Aaron’s Co., Inc. (The)	135,637	1,810,754
*Abercrombie & Fitch Co.	354,271	8,339,539
Academy Sports & Outdoors, Inc.	216,655	13,761,926
#Acushnet Holdings Corp.	122,755	6,153,708
*Adient PLC	418,542	15,460,941
ADT, Inc.	493,223	3,304,594
*Adtalem Global Education, Inc.	314,467	12,757,926
Advance Auto Parts, Inc.	2,967	372,448
AMCON Distributing Co.	535	98,975
*American Axle & Manufacturing Holdings, Inc.	712,210	5,092,301
American Eagle Outfitters, Inc.	1,327,774	17,778,894
*American Outdoor Brands, Inc.	66,629	595,663
*American Public Education, Inc.	40,773	232,406
#*America’s Car-Mart, Inc.	45,755	3,678,244
Aramark	104,771	3,635,554
Ark Restaurants Corp.	14,583	254,911
*Asbury Automotive Group, Inc.	31,649	6,122,816
Autoliv, Inc.	105,891	9,086,507
#*AutoNation, Inc.	334,985	44,117,524
#*Bally’s Corp.	20,541	353,305
*Barnes & Noble Education, Inc.	135,978	212,126
Bassett Furniture Industries, Inc.	70,067	1,005,461
*Beazer Homes USA, Inc.	119,862	2,554,259
#Big Lots, Inc.	148,097	1,331,392
*Biglari Holdings, Inc., Class A	166	143,515
*Biglari Holdings, Inc., Class B	7,175	1,242,710
*BJ’s Restaurants, Inc.	162,169	5,276,979
Bluegreen Vacations Holding Corp.	284	8,176
*Boot Barn Holdings, Inc.	44,195	3,202,812

2

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
BorgWarner, Inc.	1,084,830	$52,212,868
Brunswick Corp.	106,295	9,012,753
Buckle, Inc. (The)	77,710	2,605,616
Build-A-Bear Workshop, Inc.	101,169	2,347,121
Caleres, Inc.	239,134	5,452,255
#Canterbury Park Holding Corp.	7,625	171,562
*Capri Holdings, Ltd.	276,730	11,484,295
*CarParts.com, Inc.	115,880	549,271
Carriage Services, Inc.	70,245	2,016,734
*Carrols Restaurant Group, Inc.	40,385	155,482
Cato Corp. (The), Class A	99,630	821,948
*Cavco Industries, Inc.	51,710	15,524,376
*Century Casinos, Inc.	3,261	22,957
Century Communities, Inc.	231,714	15,603,621
*Chegg, Inc.	315,087	5,665,264
#*Chico’s FAS, Inc.	915,567	4,614,458
#*Children’s Place, Inc. (The)	89,711	2,659,034
#*Chuy’s Holdings, Inc.	102,707	3,582,420
*Citi Trends, Inc.	50,105	864,812
Clarus Corp.	6,748	65,658
Columbia Sportswear Co.	2,116	176,771
*Conn’s, Inc.	130,544	624,000
*Container Store Group, Inc. (The)	150,231	464,214
*Cooper-Standard Holdings, Inc.	56,793	763,866
*Culp, Inc.	57,478	313,830
Dana, Inc.	852,892	12,614,273
#*Delta Apparel, Inc.	27,261	310,503
Designer Brands, Inc., Class A	155,633	1,274,634
*Destination XL Group, Inc.	54,797	240,559
#Dillard’s, Inc., Class A	138,384	41,292,402
Dorman Products, Inc.	63,329	5,456,427
*Duluth Holdings, Inc., Class B	11,204	70,137
*Educational Development Corp.	4,685	9,885
El Pollo Loco Holdings, Inc.	195,224	1,819,488
Escalade, Inc.	37,857	572,398
Ethan Allen Interiors, Inc.	185,076	5,169,173
*Fiesta Restaurant Group, Inc.	102,366	821,999
*First Watch Restaurant Group, Inc.	6,835	109,907
*Flanigan’s Enterprises, Inc.	8,462	232,959
#Flexsteel Industries, Inc.	43,021	745,984
#Foot Locker, Inc.	552,281	23,190,279
*Fossil Group, Inc.	140,388	471,704
#Franchise Group, Inc.	35,426	1,036,211
*Full House Resorts, Inc.	2,530	17,811
#*Funko, Inc., Class A	37,509	369,839
#Gap, Inc. (The)	729,622	7,004,371
*Genesco, Inc.	115,245	3,994,392
*Gentherm, Inc.	31,213	1,861,855
*G-III Apparel Group, Ltd.	268,442	4,214,539
*Good Times Restaurants, Inc.	418	1,104
*Goodyear Tire & Rubber Co. (The)	1,664,794	17,763,352
*GoPro, Inc., Class A	786,397	3,365,779
Graham Holdings Co., Class B	29,147	16,776,139
*Grand Canyon Education, Inc.	50,821	6,032,453
*Green Brick Partners, Inc.	75,578	2,816,792
Group 1 Automotive, Inc.	119,674	26,864,420
*GrowGeneration Corp.	169,680	580,306
#Guess?, Inc.	303,962	5,729,684

3

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Hamilton Beach Brands Holding Co., Class A	39,350	$393,893
Harley-Davidson, Inc.	373,392	13,852,843
Haverty Furniture Cos., Inc.	108,886	3,281,824
Haverty Furniture Cos., Inc., Class A	700	20,996
*Helen of Troy, Ltd.	77,976	7,824,112
Hibbett, Inc.	98,678	5,361,176
#*Holley, Inc.	9,076	21,873
Hooker Furnishings Corp.	73,761	1,166,161
#*Hovnanian Enterprises, Inc., Class A	18,944	1,397,499
#*iRobot Corp.	26,692	1,049,796
*JAKKS Pacific, Inc.	5,676	127,142
Jerash Holdings US, Inc.	8,614	39,452
Johnson Outdoors, Inc., Class A	51,845	3,007,010
KB Home	175,482	7,689,621
#*Kirkland’s, Inc.	1,481	4,517
#Kohl’s Corp.	666,386	14,680,484
#*Koss Corp.	360	1,523
#Krispy Kreme, Inc.	33,624	517,137
Lakeland Industries, Inc.	47,630	573,942
*Lands’ End, Inc.	87,611	628,171
Laureate Education, Inc.	426,871	5,288,932
La-Z-Boy, Inc.	319,833	9,188,802
#*Lazydays Holdings, Inc.	5,483	64,974
LCI Industries	95,785	10,819,874
Lear Corp.	84,555	10,794,291
*Legacy Housing Corp.	5,266	113,746
Leggett & Platt, Inc.	126,355	4,082,530
*LGI Homes, Inc.	113,646	13,501,145
#*Life Time Group Holdings, Inc.	57,072	1,186,527
Lifetime Brands, Inc.	91,845	450,041
*Lincoln Educational Services Corp.	69,863	407,301
#Lithia Motors, Inc.	122,519	27,063,222
*Live Ventures, Inc.	1,304	41,402
*LL Flooring Holdings, Inc.	17,477	57,499
*Lovesac Co. (The)	65,133	1,712,347
*Lulu’s Fashion Lounge Holdings, Inc.	1,059	2,383
*M/I Homes, Inc.	94,672	6,403,614
Macy’s, Inc.	948,630	15,500,614
*Malibu Boats, Inc., Class A	59,291	3,364,764
*MarineMax, Inc.	108,986	3,173,672
#Marriott Vacations Worldwide Corp.	100,131	13,473,627
*MasterCraft Boat Holdings, Inc.	16,878	494,019
MDC Holdings, Inc.	479,321	19,637,781
Meritage Homes Corp.	93,172	11,930,675
*Modine Manufacturing Co.	334,495	6,994,290
*Mohawk Industries, Inc.	260,055	27,539,825
Monarch Casino & Resort, Inc.	10,477	726,685
Monro, Inc.	162,675	7,951,554
*Motorcar Parts of America, Inc.	95,466	464,919
Movado Group, Inc.	115,374	2,955,882
Nathan’s Famous, Inc.	7,320	546,438
#*National Vision Holdings, Inc.	165,785	3,488,116
*Nautilus, Inc.	58,782	78,180
Newell Brands, Inc.	1,083,638	13,166,202
*ODP Corp. (The)	205,139	8,864,056
#*Ollie’s Bargain Outlet Holdings, Inc.	207,374	13,531,154
*OneSpaWorld Holdings, Ltd.	65,290	783,480
#*OneWater Marine, Inc.	7,418	195,835

4

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Oxford Industries, Inc.	67,922	$7,008,871
Patrick Industries, Inc.	117,747	8,080,977
*Penn Entertainment, Inc.	38,628	1,150,728
#Penske Automotive Group, Inc.	370,527	51,347,632
*Perdoceo Education Corp.	499,470	6,483,121
#*Petco Health & Wellness Co., Inc.	182,220	1,814,911
#PetMed Express, Inc.	53,824	827,275
*Playa Hotels & Resorts NV	509,558	4,743,985
#*PLBY Group, Inc.	26,207	43,766
*Potbelly Corp.	77,423	811,393
PulteGroup, Inc.	860,345	57,772,167
#Purple Innovation, Inc.	43,093	127,986
PVH Corp.	251,554	21,585,849
*Qurate Retail, Inc., Class A	318,363	253,608
Ralph Lauren Corp.	36,504	4,190,294
RCI Hospitality Holdings, Inc.	38,666	2,896,083
#*Red Robin Gourmet Burgers, Inc.	33,262	434,734
Rocky Brands, Inc.	30,523	891,882
Shoe Carnival, Inc.	210,171	4,886,476
Signet Jewelers, Ltd.	268,434	19,751,374
*Skechers USA, Inc., Class A	96,329	5,123,740
*Skyline Champion Corp.	6,707	497,458
Smith & Wesson Brands, Inc.	311,067	3,739,025
*Solo Brands, Inc., Class A	15,818	126,386
Sonic Automotive, Inc., Class A	171,331	7,627,656
*Sportsman’s Warehouse Holdings, Inc.	281,561	1,751,309
Standard Motor Products, Inc.	148,029	5,330,524
Steven Madden, Ltd.	101,687	3,563,112
*Stoneridge, Inc.	138,104	2,600,498
Strategic Education, Inc.	60,416	5,316,608
*Strattec Security Corp.	12,284	238,310
*Stride, Inc.	289,366	12,431,163
Superior Group of Cos., Inc.	90,726	707,663
*Sypris Solutions, Inc.	965	1,901
*Tandy Leather Factory, Inc.	439	1,879
Tapestry, Inc.	16,518	674,100
*Taylor Morrison Home Corp.	781,389	33,670,052
#Thor Industries, Inc.	134,796	10,651,580
#*ThredUp, Inc., Class A	24,504	64,691
#*Tile Shop Holdings, Inc.	80,742	378,680
#*Tilly’s, Inc., Class A	144,441	1,084,752
Toll Brothers, Inc.	672,851	43,001,907
*TopBuild Corp.	24,669	5,562,366
*Topgolf Callaway Brands Corp.	559,758	12,409,835
#*Toughbuilt Industries, Inc.	1,647	1,482
*Tri Pointe Homes, Inc.	753,851	21,620,447
*Under Armour, Inc., Class A	23,923	212,197
*Under Armour, Inc., Class C	53,829	432,785
*Unifi, Inc.	104,893	920,961
*Universal Electronics, Inc.	61,075	613,804
*Universal Technical Institute, Inc.	179,232	1,265,378
Upbound Group, Inc.	141,585	3,774,656
*Urban Outfitters, Inc.	696,755	18,854,190
#*Vera Bradley, Inc.	155,986	817,367
VF Corp.	9,579	225,202
*Vince Holding Corp.	208	1,425
*Vista Outdoor, Inc.	344,728	8,307,945
#*VOXX International Corp.	121,203	1,547,762

5

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Weyco Group, Inc.	26,912	$730,392
Whirlpool Corp.	67,645	9,442,566
#Winnebago Industries, Inc.	243,482	14,156,043
Wolverine World Wide, Inc.	112,560	1,884,254
#*Zumiez, Inc.	102,881	1,798,874

TOTAL CONSUMER DISCRETIONARY		1,247,431,933

CONSUMER STAPLES — (4.7%)
Albertsons Cos., Inc., Class A	4,261	89,055
Alico, Inc.	63,704	1,500,866
Andersons, Inc. (The)	240,250	10,739,175
#B&G Foods, Inc.	943	15,126
*BellRing Brands, Inc.	297,980	10,724,300
*Bridgford Foods Corp.	2,382	30,716
Bunge, Ltd.	145,993	13,664,945
Calavo Growers, Inc.	27,263	871,325
#Cal-Maine Foods, Inc.	237,380	11,275,550
Casey’s General Stores, Inc.	11,900	2,722,958
*Central Garden & Pet Co.	68,345	2,517,830
*Central Garden & Pet Co., Class A	225,736	7,975,253
*Chefs’ Warehouse, Inc. (The)	37,263	1,239,367
*Coty, Inc., Class A	1,492,742	17,718,848
*Darling Ingredients, Inc.	185,810	11,068,702
*Duckhorn Portfolio, Inc. (The)	205,917	3,109,347
Edgewell Personal Care Co.	374,993	16,375,944
*Farmer Bros. Co.	58,223	165,936
Fresh Del Monte Produce, Inc.	261,335	7,502,928
#*Freshpet, Inc.	7,890	544,173
*Grocery Outlet Holding Corp.	176,986	5,270,643
*Hain Celestial Group, Inc. (The)	372,225	6,673,994
*HF Foods Group, Inc.	1,645	6,448
*Honest Co., Inc. (The)	45,486	75,507
*Hostess Brands, Inc.	956,549	24,640,702
Ingles Markets, Inc., Class A	106,260	9,780,170
Ingredion, Inc.	166,709	17,699,495
J & J Snack Foods Corp.	11,358	1,740,046
Lifevantage Corp.	99	327
*Lifeway Foods, Inc.	2,478	14,868
#Limoneira Co.	15,282	255,362
Mannatech, Inc.	952	11,643
MGP Ingredients, Inc.	23,733	2,341,972
*Mission Produce, Inc.	25,958	295,662
Molson Coors Beverage Co., Class B	207,008	12,312,836
*Natural Alternatives International, Inc.	24,562	218,847
Natural Grocers by Vitamin Cottage, Inc.	94,305	1,017,551
Natural Health Trends Corp.	390	2,398
*Nature’s Sunshine Products, Inc.	21,458	235,180
#Nu Skin Enterprises, Inc., Class A	282,004	11,127,878
Oil-Dri Corp. of America	29,557	1,252,626
*Performance Food Group Co.	79,937	5,011,251
*Pilgrim’s Pride Corp.	227,374	5,186,401
#*Post Holdings, Inc.	311,934	28,226,908
PriceSmart, Inc.	144,969	10,681,316
*Rocky Mountain Chocolate Factory, Inc.	415	2,233
#Seaboard Corp.	2,956	11,649,803
*Seneca Foods Corp.	1,786	84,621
*Seneca Foods Corp., Class A	30,140	1,434,664
*Simply Good Foods Co. (The)	254,477	9,255,328
*Sovos Brands, Inc.	19,385	332,453

6

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
SpartanNash Co.	228,486	$5,602,477
Spectrum Brands Holdings, Inc.	170,369	11,329,538
*Sprouts Farmers Market, Inc.	81,076	2,810,094
*Thorne Healthtech, Inc.	510	2,249
Tootsie Roll Industries, Inc.	9,955	406,960
*TreeHouse Foods, Inc.	326,253	17,372,972
Turning Point Brands, Inc.	17,290	411,329
*United Natural Foods, Inc.	431,061	11,755,033
Universal Corp.	165,345	9,075,787
*Upexi, Inc.	171	679
*US Foods Holding Corp.	296,883	11,400,307
*USANA Health Sciences, Inc.	13,563	900,176
Village Super Market, Inc., Class A	46,866	1,025,897
*Vital Farms, Inc.	5,154	66,383
#Weis Markets, Inc.	189,442	15,627,071
#*Whole Earth Brands, Inc.	73,985	177,564
*Willamette Valley Vineyards, Inc.	3,095	18,787

TOTAL CONSUMER STAPLES		374,674,780

ENERGY — (8.1%)
Adams Resources & Energy, Inc.	24,929	949,795
Antero Midstream Corp.	161,439	1,737,084
*Antero Resources Corp.	213,280	4,903,307
#Arch Resources, Inc.	78,285	9,570,341
Archrock, Inc.	1,138,646	11,716,667
Ardmore Shipping Corp.	293,725	4,314,820
*Battalion Oil Corp.	493	3,471
Berry Corp.	440,954	3,368,889
*Bristow Group, Inc.	84,163	1,882,726
California Resources Corp.	331,664	13,432,392
#*Callon Petroleum Co.	365,747	12,120,856
ChampionX Corp.	8,224	222,706
Chesapeake Energy Corp.	41,642	3,442,961
Chord Energy Corp.	129,815	18,476,569
#Civitas Resources, Inc.	25,147	1,736,400
#*Clean Energy Fuels Corp.	1,194,440	5,100,259
#*CNX Resources Corp.	1,344,695	20,883,113
#Comstock Resources, Inc.	217,113	2,496,800
CONSOL Energy, Inc.	243,612	14,455,936
Delek US Holdings, Inc.	419,282	9,119,384
*Denbury, Inc.	35,310	3,297,248
DHT Holdings, Inc.	1,212,768	11,509,168
*DMC Global, Inc.	21,159	400,751
Dorian LPG, Ltd.	329,226	7,315,402
*Dril-Quip, Inc.	210,235	5,735,211
DT Midstream, Inc.	153,941	7,584,673
#*Earthstone Energy, Inc., Class A	112,143	1,520,659
Energy Services of America Corp.	6,660	13,320
EnLink Midstream LLC	582,828	5,717,543
Epsilon Energy, Ltd.	86,128	461,646
EQT Corp.	163,687	5,702,855
Equitrans Midstream Corp.	901,026	4,640,284
Evolution Petroleum Corp.	60,478	398,550
*Expro Group Holdings NV	120,948	2,405,656
*Forum Energy Technologies, Inc.	30,099	666,994
*Geospace Technologies Corp.	14,743	106,444
#*Green Plains, Inc.	235,832	8,058,379
*Gulf Island Fabrication, Inc.	56,009	194,911
*Gulfport Energy Corp.	5,242	474,191

7

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Hallador Energy Co.	152,838	$1,228,818
*Helix Energy Solutions Group, Inc.	1,048,497	7,601,603
Helmerich & Payne, Inc.	380,468	12,616,319
HF Sinclair Corp.	808,542	35,664,788
#*Independence Contract Drilling, Inc.	59,958	183,471
International Seaways, Inc.	389,774	15,520,801
#*Laredo Petroleum, Inc.	86,034	4,003,162
Liberty Energy, Inc.	945,225	12,108,332
Magnolia Oil & Gas Corp., Class A	4,572	96,561
*Mammoth Energy Services, Inc.	32,103	118,460
Matador Resources Co.	317,709	15,577,272
Mexco Energy Corp.	3,788	44,850
Murphy Oil Corp.	650,480	23,879,121
*Nabors Industries, Ltd.	30,633	3,055,335
NACCO Industries, Inc., Class A	33,573	1,212,657
*National Energy Services Reunited Corp.	71,450	217,923
*Natural Gas Services Group, Inc.	94,498	973,329
*NCS Multistage Holdings, Inc.	360	7,434
*Newpark Resources, Inc.	516,255	2,065,020
*NexTier Oilfield Solutions, Inc.	722,876	5,840,838
*Noble Corp. PLC	68,167	2,621,021
Nordic American Tankers, Ltd.	861,007	3,039,355
NOV, Inc.	556,634	9,323,620
#*Oceaneering International, Inc.	248,245	4,401,384
*Oil States International, Inc.	475,318	3,346,239
*Overseas Shipholding Group, Inc., Class A	226,847	871,092
Ovintiv, Inc.	83,761	3,022,097
*Par Pacific Holdings, Inc.	66,044	1,547,411
Patterson-UTI Energy, Inc.	1,150,063	12,869,205
PBF Energy, Inc., Class A	831,287	28,978,665
PDC Energy, Inc.	243,069	15,811,638
#*Peabody Energy Corp.	984,447	23,646,417
#Permian Resources Corp.	1,821,461	19,034,267
PHX Minerals, Inc.	181,737	492,507
*PrimeEnergy Resources Corp.	1,725	149,014
*ProPetro Holding Corp.	700,556	4,861,859
Range Resources Corp.	81,329	2,151,152
*Ranger Energy Services, Inc.	2,577	28,862
*REX American Resources Corp.	118,843	3,362,068
#Riley Exploration Permian, Inc.	6,667	280,081
#*Ring Energy, Inc.	2,453	4,440
#RPC, Inc.	646,558	4,778,064
*SandRidge Energy, Inc.	137,076	1,942,367
Scorpio Tankers, Inc.	430,886	22,513,794
*SEACOR Marine Holdings, Inc.	46,736	389,778
Select Energy Services, Inc., Class A	420,771	3,126,329
SFL Corp., Ltd.	1,013,738	9,214,878
#*SilverBow Resources, Inc.	48,557	1,158,084
#Sitio Royalties Corp., Class A	123,958	3,147,294
SM Energy Co.	302,065	8,481,985
*Smart Sand, Inc.	3,307	5,688
Solaris Oilfield Infrastructure, Inc., Class A	186,881	1,435,246
*Southwestern Energy Co.	223,137	1,158,081
*Stabilis Solutions, Inc.	8	26
*Talos Energy, Inc.	435,516	5,936,083
*TechnipFMC PLC	2,491,809	34,112,865
*Teekay Corp.	364,099	2,057,159
#*Teekay Tankers, Ltd., Class A	208,623	8,447,145

8

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Tidewater, Inc.	202,101	$9,100,608
#*Transocean, Ltd.	4,434,479	26,163,426
*US Silica Holdings, Inc.	476,076	6,212,792
#VAALCO Energy, Inc.	223,910	958,335
#Vitesse Energy, Inc.	68,685	1,263,804
World Fuel Services Corp.	344,944	8,154,476

TOTAL ENERGY		647,755,156

FINANCIALS — (23.6%)
1st Source Corp.	135,865	5,662,853
*Acacia Research Corp.	216,130	832,100
#ACNB Corp.	16,703	506,602
*Affinity Bancshares, Inc.	371	5,476
Alerus Financial Corp.	4,666	67,144
Ally Financial, Inc.	269,044	7,097,381
#Amalgamated Financial Corp.	120,513	1,961,952
A-Mark Precious Metals, Inc.	85,190	3,049,802
*Ambac Financial Group, Inc.	148,618	2,370,457
Amerant Bancorp, Inc.	40,919	761,093
American Equity Investment Life Holding Co.	653,151	25,172,440
#American National Bankshares, Inc.	45,141	1,304,123
Ameris BanCorp	435,086	14,575,381
AMERISAFE, Inc.	4,247	236,346
AmeriServ Financial, Inc.	79,178	230,408
Ames National Corp.	14,900	286,974
Apollo Global Management, Inc.	20,231	1,282,443
Argo Group International Holdings, Ltd.	167,654	4,930,704
Arrow Financial Corp.	35,360	763,422
*AssetMark Financial Holdings, Inc.	22,235	682,170
Associated Banc-Corp.	999,525	17,821,531
Associated Capital Group, Inc., Class A	6,460	241,152
Assurant, Inc.	36,714	4,520,595
Assured Guaranty, Ltd.	529,742	28,537,202
*Atlantic American Corp.	9,607	21,039
Atlantic Union Bankshares Corp.	538,339	15,407,262
#*Atlanticus Holdings Corp.	68,636	2,001,426
Auburn National BanCorp, Inc.	804	17,728
Axis Capital Holdings, Ltd.	469,696	26,556,612
*Axos Financial, Inc.	370,837	15,081,941
Banc of California, Inc.	331,586	3,763,501
BancFirst Corp.	3,333	266,273
*Bancorp, Inc. (The)	130,055	4,150,055
Bank of Hawaii Corp.	891	43,151
Bank of Marin BanCorp	37,701	664,669
Bank of NT Butterfield & Son, Ltd. (The)	58,815	1,513,310
Bank of the James Financial Group, Inc.	584	5,589
#Bank OZK	628,620	22,454,306
Bank7 Corp.	619	14,844
BankFinancial Corp.	59,539	492,685
BankUnited, Inc.	542,441	12,232,045
Bankwell Financial Group, Inc.	24,857	578,174
Banner Corp.	214,425	10,704,096
Bar Harbor Bankshares	48,829	1,210,959
BayCom Corp.	25,623	427,392
BCB BanCorp, Inc.	87,923	1,037,491
Berkshire Hills BanCorp, Inc.	324,692	6,906,199
*Blucora, Inc.	104,034	2,639,343
*Blue Foundry Bancorp	28,372	272,939
Blue Ridge Bankshares, Inc.	9,011	87,136

9

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
BOK Financial Corp.	170,688	$14,315,603
Bread Financial Holdings, Inc.	284,145	7,842,402
*Bridgewater Bancshares, Inc.	59,913	596,134
#*Brighthouse Financial, Inc.	372,308	16,456,014
Brookline BanCorp, Inc.	456,200	4,352,148
Business First Bancshares, Inc.	32,080	494,674
Byline Bancorp, Inc.	139,309	2,695,629
C&F Financial Corp.	9,623	512,425
Cadence Bank	724,667	14,652,767
*California BanCorp	1,413	24,954
*California First Leasing Corp.	7,946	123,560
#Cambridge Bancorp	15,264	788,386
Camden National Corp.	86,626	2,767,701
*Cannae Holdings, Inc.	123,953	2,260,903
*Cantaloupe, Inc.	20,624	113,638
Capital Bancorp, Inc.	9,528	160,547
Capital City Bank Group, Inc.	103,149	3,141,919
#Capitol Federal Financial, Inc.	710,305	4,403,891
Capstar Financial Holdings, Inc.	56,259	752,745
Carlyle Group, Inc. (The)	63,477	1,925,257
#*Carter Bankshares, Inc.	47,372	608,730
*Carver Bancorp, Inc.	16,205	72,922
Cass Information Systems, Inc.	19,382	708,994
Cathay General BanCorp	466,372	14,863,276
CB Financial Services, Inc.	1,633	35,150
*CCUR Holdings, Inc.	11	36,300
Central Pacific Financial Corp.	80,951	1,285,502
Central Valley Community Bancorp	39,774	580,700
CF Bankshares, Inc.	766	12,976
Chemung Financial Corp.	6,545	262,782
Choiceone Financial Services, Inc.	678	16,428
Citizens & Northern Corp.	32,899	628,371
Citizens Community BanCorp, Inc.	38,380	386,870
Citizens Financial Group, Inc.	235,836	7,296,766
Citizens Holding Co.	1,503	19,299
#*Citizens, Inc.	59,454	111,179
City Holding Co.	23,182	2,113,967
Civista Bancshares, Inc.	55,104	874,500
CNA Financial Corp.	57,334	2,230,866
CNB Financial Corp.	50,178	941,339
CNO Financial Group, Inc.	1,001,182	22,466,524
*Coastal Financial Corp.	3,398	123,178
Codorus Valley BanCorp, Inc.	26,760	526,102
Colony Bankcorp, Inc.	19,213	189,824
Columbia Banking System, Inc.	996,543	21,286,158
#*Columbia Financial, Inc.	28,639	480,562
Comerica, Inc.	103,116	4,472,141
Community Bank System, Inc.	74,727	3,733,361
Community Financial Corp. (The)	6,725	205,112
Community Trust BanCorp, Inc.	112,239	4,041,726
Community West Bancshares	22,024	276,621
ConnectOne BanCorp, Inc.	211,992	3,345,234
#*Consumer Portfolio Services, Inc.	138,351	1,440,234
*CrossFirst Bankshares, Inc.	89,483	897,514
*Customers BanCorp, Inc.	175,676	3,836,764
CVB Financial Corp.	321,581	4,814,068
Dime Community Bancshares, Inc.	201,724	4,155,514
Donegal Group, Inc., Class A	125,071	1,761,000

10

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Donegal Group, Inc., Class B	6,421	$93,747
Eagle BanCorp Montana, Inc.	995	13,950
Eagle BanCorp, Inc.	161,483	4,053,223
East West Bancorp, Inc.	1,170	60,477
Eastern Bankshares, Inc.	312,087	3,635,814
*eHealth, Inc.	69,566	417,396
Employers Holdings, Inc.	177,068	7,010,122
Enact Holdings, Inc.	11,293	272,613
#*Encore Capital Group, Inc.	172,986	8,888,021
*Enova International, Inc.	235,306	10,334,640
*Enstar Group, Ltd.	52,211	12,561,967
Enterprise Bancorp, Inc.	23,052	664,820
Enterprise Financial Services Corp.	156,405	6,687,878
Equitable Holdings, Inc.	394,788	10,260,540
Equity Bancshares, Inc., Class A	93,019	2,190,597
Esquire Financial Holdings, Inc.	8,661	334,834
Essa BanCorp, Inc.	24,400	392,596
Essent Group, Ltd.	221,266	9,397,167
Evans BanCorp, Inc.	16,721	515,843
Everest Re Group, Ltd.	44,100	16,669,800
#*EZCORP, Inc., Class A	456,504	3,930,499
F&G Annuities & Life, Inc.	10,575	193,840
#Farmers & Merchants BanCorp, Inc.	7,508	171,182
#Farmers National Banc Corp.	97,654	1,141,570
FB Financial Corp.	124,561	3,665,830
Federal Agricultural Mortgage Corp., Class A	2,759	305,408
Federal Agricultural Mortgage Corp., Class C	47,967	6,393,521
*FFBW, Inc.	756	8,165
Fidelity National Financial, Inc.	230,975	8,197,303
Financial Institutions, Inc.	91,518	1,599,735
Finward Bancorp	112	3,304
First American Financial Corp.	410,073	23,624,306
First BanCorp	1,325,786	15,577,986
First BanCorp, Inc. (The)	39,501	975,675
First Bancorp/Southern Pines NC	157,839	4,858,284
First Bancshares, Inc. (The)	66,673	1,673,492
#First Bank Hamilton NJ	53,610	520,553
First Busey Corp.	273,511	4,972,430
First Business Financial Services, Inc.	41,158	1,180,823
First Capital, Inc.	347	8,401
First Citizens BancShares, Inc., Class A	10,644	10,720,424
First Commonwealth Financial Corp.	574,134	7,165,192
First Community Bankshares, Inc.	71,921	1,683,671
First Community Corp.	2,851	60,527
First Financial BanCorp	540,366	11,185,576
First Financial Corp/IN	51,771	1,788,688
First Financial Northwest, Inc.	74,588	906,244
First Foundation, Inc.	265,234	1,668,322
First Guaranty Bancshares, Inc.	32	435
#First Hawaiian, Inc.	577,669	11,039,255
First Horizon Corp.	255,179	4,478,391
First Internet BanCorp	39,463	580,501
First Interstate BancSystem, Inc., Class A	324,936	8,315,112
First Merchants Corp.	392,040	11,439,727
First Mid Bancshares, Inc.	42,130	1,110,547
First National Corp.	88	1,280
First Northwest BanCorp	11,600	143,144
First of Long Island Corp. (The)	97,459	1,140,270

11

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
First Savings Financial Group, Inc.	2,919	$43,581
*First Seacoast BanCorp, Inc.	84	719
First United Corp.	17,563	262,918
First US Bancshares, Inc.	230	1,633
*First Western Financial, Inc.	12,815	227,594
Five Star Bancorp	1,193	25,363
#Flushing Financial Corp.	228,434	2,748,061
FNB Corp.	1,776,884	20,398,628
FNCB Bancorp, Inc.	2,179	13,728
Franklin Financial Services Corp.	1,243	36,072
FS BanCorp, Inc.	26,226	784,420
Fulton Financial Corp.	1,093,765	13,048,616
#*FVCBankcorp, Inc.	18,303	175,892
*Genworth Financial, Inc.	2,817,446	16,369,361
German American Bancorp, Inc.	81,115	2,358,013
Globe Life, Inc.	143,316	15,552,652
Great Southern BanCorp, Inc.	90,206	4,589,681
*Green Dot Corp., Class A	240,671	4,137,134
Greenhill & Co., Inc.	3,703	26,291
*Greenlight Capital Re, Ltd., Class A	108,840	1,064,455
Guaranty Bancshares, Inc.	30,341	731,522
*Hallmark Financial Services, Inc.	1,867	10,493
Hancock Whitney Corp.	439,334	16,044,478
Hanmi Financial Corp.	239,704	3,873,617
Hanover Insurance Group, Inc. (The)	2,100	251,076
HarborOne BanCorp, Inc.	306,305	3,292,779
#Hawthorn Bancshares, Inc.	18,421	407,473
HBT Financial, Inc.	1,174	20,709
Heartland Financial USA, Inc.	222,527	7,245,479
Hennessy Advisors, Inc.	891	6,700
Heritage Commerce Corp.	325,012	2,762,602
Heritage Financial Corp.	250,577	4,412,661
Heritage Insurance Holdings, Inc.	73,712	238,090
Hilltop Holdings, Inc.	246,560	7,648,291
#Hingham Institution For Savings (The)	3,108	604,692
HMN Financial, Inc.	18,399	333,390
#Home BanCorp, Inc.	24,141	756,338
Home BancShares, Inc.	178,255	3,880,611
Home Federal Bancorp, Inc.	89	1,655
HomeStreet, Inc.	84,178	821,577
HomeTrust Bancshares, Inc.	25,586	533,980
Hope BanCorp, Inc.	858,651	7,813,724
Horace Mann Educators Corp.	284,542	8,900,474
Horizon BanCorp, Inc.	238,959	2,516,238
*I3 Verticals, Inc., Class A	1,662	38,641
IF BanCorp, Inc.	89	1,317
Independent Bank Corp.	184,539	10,334,184
Independent Bank Corp./MI	111,760	1,991,563
Independent Bank Group, Inc.	281,181	10,229,365
International Bancshares Corp.	478,324	20,410,085
#Invesco, Ltd.	1,932,462	33,103,074
Investar Holding Corp.	1,452	19,486
Investors Title Co.	7,775	1,156,764
#Jackson Financial, Inc., Class A	298,413	10,745,852
James River Group Holdings, Ltd.	105,836	2,060,627
Janus Henderson Group PLC	756,091	19,620,561
Jefferies Financial Group, Inc.	584,539	18,722,784
Kearny Financial Corp.	433,853	3,379,715

12

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Kemper Corp.	282,735	$13,755,058
Kentucky First Federal BanCorp	167	1,019
KeyCorp.	33,957	382,356
Lake Shore BanCorp, Inc.	1,126	12,172
Lakeland BanCorp, Inc.	231,984	3,326,651
Landmark BanCorp, Inc.	4,753	96,248
LCNB Corp.	19,157	293,102
*LendingClub Corp.	225,697	1,620,504
Limestone BanCorp, Inc.	268	6,277
Lincoln National Corp.	312,951	6,800,425
Live Oak Bancshares, Inc.	70,037	1,650,072
Luther Burbank Corp.	60,834	549,939
Macatawa Bank Corp.	133,093	1,244,420
Magyar Bancorp, Inc.	9,232	94,997
MainStreet Bancshares, Inc.	1,662	35,716
*Malvern Bancorp, Inc.	3,374	49,125
*MBIA, Inc.	271,239	2,728,664
Medallion Financial Corp.	186	1,105
Mercantile Bank Corp.	84,843	2,380,695
Merchants BanCorp	39,765	922,548
Mercury General Corp.	194,920	5,927,517
Meridian Corp.	4,038	37,755
#Metrocity Bankshares, Inc.	7,828	127,988
*Metropolitan Bank Holding Corp.	65,500	2,101,895
MGIC Investment Corp.	875,254	13,015,027
Mid Penn BanCorp, Inc.	18,914	427,835
Middlefield Banc Corp.	4,081	110,962
Midland States BanCorp, Inc.	142,409	2,848,180
Mid-Southern Bancorp, Inc.	2	23
*Midwest Holding, Inc.	24	328
MidWestOne Financial Group, Inc.	33,261	688,503
*Mr. Cooper Group, Inc.	211,086	9,773,282
MVB Financial Corp.	12,447	227,158
National Bank Holdings Corp., Class A	126,619	4,026,484
National Bankshares, Inc.	3,815	115,251
National Western Life Group, Inc., Class A	12,521	3,192,605
#Navient Corp.	1,022,162	16,906,559
#NBT BanCorp, Inc.	261,851	8,442,076
Nelnet, Inc., Class A	197,941	19,061,718
#New York Community BanCorp, Inc.	3,420,613	36,566,353
*NI Holdings, Inc.	6,859	92,528
*Nicolet Bankshares, Inc.	44,059	2,525,021
*NMI Holdings, Inc., Class A	383,550	8,975,070
Northeast Bank	33,824	1,246,414
#Northeast Community Bancorp, Inc.	4,666	60,985
Northfield BanCorp, Inc.	277,019	2,886,538
Northrim BanCorp, Inc.	27,894	963,738
Northwest Bancshares, Inc.	945,643	11,054,567
#Norwood Financial Corp.	7,197	193,455
Oak Valley Bancorp	2,946	75,977
OceanFirst Financial Corp.	222,768	3,564,288
*Ocwen Financial Corp.	33,832	974,362
OFG BanCorp	306,035	7,825,315
Ohio Valley Banc Corp.	4,319	99,337
Old National Bancorp	1,169,620	15,684,604
Old Point Financial Corp.	118	2,549
Old Republic International Corp.	1,328,006	33,558,712
Old Second Bancorp, Inc.	52,260	642,275

13

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#OneMain Holdings, Inc.	356,005	$13,659,912
OP Bancorp	32,093	291,725
*Oportun Financial Corp.	27,202	110,712
Oppenheimer Holdings, Inc., Class A	16,474	615,963
*OptimumBank Holdings, Inc.	230	690
Origin BanCorp, Inc.	28,334	833,870
Orrstown Financial Services, Inc.	29,430	564,173
*Oscar Health, Inc., Class A	11,627	78,250
*Oxbridge Re Holdings, Ltd.	5,823	6,871
Pacific Premier BanCorp, Inc.	567,476	12,620,666
#PacWest BanCorp	603,439	6,124,906
Park National Corp.	17,385	1,883,143
Parke BanCorp, Inc.	33,246	571,499
#Partners BanCorp	437	3,234
Pathfinder Bancorp, Inc.	287	4,394
Pathward Financial, Inc.	151,073	6,727,281
*Patriot National BanCorp, Inc.	183	1,539
#*Paysafe, Ltd.	69,364	996,063
PCB Bancorp	24,907	344,215
Peapack-Gladstone Financial Corp.	131,226	3,485,363
Penns Woods Bancorp, Inc.	10,518	244,964
PennyMac Financial Services, Inc.	252,933	15,805,783
Peoples BanCorp of North Carolina, Inc.	6,622	185,946
Peoples BanCorp, Inc.	172,120	4,485,447
Peoples Financial Services Corp.	7,763	313,237
Pinnacle Financial Partners, Inc.	285,396	15,477,025
Piper Sandler Cos.	3,938	533,363
Plumas Bancorp	8,409	322,149
*Ponce Financial Group, Inc.	21,789	162,764
#Popular, Inc.	432,024	25,925,760
*PRA Group, Inc.	233,138	8,455,915
Preferred Bank	52,958	2,546,221
Premier Financial Corp.	200,507	3,330,421
Primis Financial Corp.	33,407	295,652
Princeton BanCorp, Inc.	3,221	92,346
ProAssurance Corp.	241,062	4,329,474
*PROG Holdings, Inc.	217,859	6,585,878
Prosperity Bancshares, Inc.	414,416	25,950,730
Provident Bancorp, Inc.	1,709	11,672
#Provident Financial Holdings, Inc.	31,399	428,282
#Provident Financial Services, Inc.	488,840	8,544,923
QCR Holdings, Inc.	119,231	4,936,163
Radian Group, Inc.	601,618	14,601,269
RBB Bancorp	41,423	515,302
Red River Bancshares, Inc.	1,496	68,816
Regional Management Corp.	49,699	1,329,945
Reinsurance Group of America, Inc.	112,264	15,977,412
RenaissanceRe Holdings, Ltd.	28,721	6,186,791
Renasant Corp.	333,731	9,384,516
*Repay Holdings Corp.	144,099	903,501
Republic BanCorp, Inc., Class A	40,982	1,610,593
#*Republic First Bancorp, Inc.	86,242	106,078
*Rhinebeck Bancorp, Inc.	126	911
Richmond Mutual BanCorp, Inc.	2,325	23,227
Riverview BanCorp, Inc.	88,119	451,610
S&T BanCorp, Inc.	186,625	5,137,786
Safety Insurance Group, Inc.	80,555	5,887,765
Salisbury BanCorp, Inc.	1,498	34,364

14

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Sandy Spring BanCorp, Inc.	230,802	$5,188,429
SB Financial Group, Inc.	2,880	40,896
Seacoast Banking Corp. of Florida	247,902	5,500,945
*Security National Financial Corp., Class A	19,454	145,710
ServisFirst Bancshares, Inc.	1,564	78,982
Shore Bancshares, Inc.	48,057	638,197
Sierra BanCorp	62,269	1,020,589
Simmons First National Corp., Class A	658,381	11,001,547
*SiriusPoint, Ltd.	438,654	3,811,903
SLM Corp.	114,612	1,721,472
SmartFinancial, Inc.	43,680	940,867
Sound Financial Bancorp, Inc.	1	37
South Plains Financial, Inc.	16,302	334,680
*Southern First Bancshares, Inc.	24,224	668,098
#Southern Missouri BanCorp, Inc.	24,308	881,894
Southside Bancshares, Inc.	102,305	3,246,138
SouthState Corp.	307,139	21,186,448
Stellar Bancorp, Inc.	223,895	5,136,158
#*Sterling BanCorp, Inc.	26,706	144,747
Stewart Information Services Corp.	155,090	6,459,498
#Stifel Financial Corp.	240,845	14,443,475
Stock Yards Bancorp, Inc.	1,034	50,252
*StoneX Group, Inc.	100,842	9,889,575
Summit Financial Group, Inc.	38,425	746,598
Summit State Bank	885	13,390
*SWK Holdings Corp.	1,414	24,787
Synovus Financial Corp.	377,829	11,637,133
Territorial BanCorp, Inc.	26,578	445,181
*Texas Capital Bancshares, Inc.	325,583	16,360,546
#TFS Financial Corp.	32,015	385,461
Timberland BanCorp, Inc.	48,941	1,260,231
Tiptree, Inc.	181,616	2,500,852
#Tompkins Financial Corp.	18,915	1,108,797
Towne Bank	388,162	9,195,558
TriCo Bancshares	125,086	4,479,330
#Trinity Capital, Inc.	9,605	116,797
*Triumph Financial, Inc.	76,078	3,953,013
TrustCo Bank Corp. NY	135,301	4,037,382
Trustmark Corp.	433,276	10,350,964
U.S. Global Investors, Inc., Class A	7,255	19,734
UMB Financial Corp.	29,451	1,873,378
*Unico American Corp.	26,066	26,848
United Bancorp, Inc.	403	5,058
United Bancshares, Inc.	3,923	78,460
United Bankshares, Inc.	653,063	21,635,977
United Community Banks, Inc.	435,766	10,850,573
United Fire Group, Inc.	123,220	3,314,618
United Security Bancshares/Fresno CA	58,101	349,768
Unity BanCorp, Inc.	49,277	1,140,763
Universal Insurance Holdings, Inc.	174,220	2,686,472
Univest Financial Corp.	187,992	3,782,399
Unum Group	603,066	25,449,385
#Valley National BanCorp	2,399,284	22,505,284
Veritex Holdings, Inc.	140,969	2,426,076
Victory Capital Holdings, Inc., Class A	49,624	1,515,517
Virginia National Bankshares Corp.	2,256	73,839
Virtus Investment Partners, Inc.	29,406	5,358,067
#Voya Financial, Inc.	461,756	35,315,099

15

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Walker & Dunlop, Inc.	71,007	$4,779,481
Washington Federal, Inc.	477,281	13,382,959
Washington Trust BanCorp, Inc.	84,991	2,389,097
Waterstone Financial, Inc.	159,365	2,207,205
Webster Financial Corp.	674,246	25,149,376
WesBanco, Inc.	409,957	10,913,055
#West BanCorp, Inc.	72,905	1,256,153
Westamerica BanCorp	4,914	199,066
Western Alliance Bancorp	298	11,062
Western New England Bancorp, Inc.	79,598	538,878
Westwood Holdings Group, Inc.	14,601	179,154
White Mountains Insurance Group, Ltd.	15,251	21,841,567
#William Penn Bancorp	150	1,554
Wintrust Financial Corp.	272,611	18,638,414
#*World Acceptance Corp.	10,574	1,066,917
WSFS Financial Corp.	382,637	13,457,343
WVS Financial Corp.	1,304	16,300
Zions BanCorp NA	498,932	13,900,246

TOTAL FINANCIALS		1,892,207,400

HEALTH CARE — (5.1%)
#*23andMe Holding Co., Class A	27,710	54,589
*2seventy bio, Inc.	1,741	16,557
*89bio, Inc.	12,270	196,075
*Aadi Bioscience, Inc.	4,813	37,349
*Acadia Healthcare Co., Inc.	280,195	20,255,297
*Accolade, Inc.	98,741	1,335,966
*AdaptHealth Corp.	62,409	741,419
*Addus HomeCare Corp.	38,319	3,132,195
#*Adicet Bio, Inc.	15,123	88,318
#*Agiliti, Inc.	66,870	1,118,066
*Agios Pharmaceuticals, Inc.	276,836	6,331,239
*Aldeyra Therapeutics, Inc.	57,935	552,121
*Allakos, Inc.	84,514	359,185
#*Allogene Therapeutics, Inc.	176,772	959,872
*ALX Oncology Holdings, Inc.	19,970	118,622
*Amedisys, Inc.	48,763	3,915,669
*American Well Corp., Class A	264,215	578,631
*Amneal Pharmaceuticals, Inc.	92,980	179,451
*Amphastar Pharmaceuticals, Inc.	107,572	3,847,850
*AnaptysBio, Inc.	57,619	1,199,628
*AngioDynamics, Inc.	201,409	1,675,723
*ANI Pharmaceuticals, Inc.	12,455	469,803
*Anika Therapeutics, Inc.	86,025	2,207,401
*Annexon, Inc.	12,528	66,461
*ARCA biopharma, Inc.	5,162	10,324
*Arcus Biosciences, Inc.	89,809	1,603,091
*ARS Pharmaceuticals, Inc.	77,593	504,354
*Artivion, Inc.	77,610	1,076,451
#*Assembly Biosciences, Inc.	80,778	84,009
*Atara Biotherapeutics, Inc.	101,251	274,390
#*Athira Pharma, Inc.	40,125	111,949
*aTyr Pharma, Inc.	6,607	12,884
*Avanos Medical, Inc.	343,489	10,146,665
*Avidity Biosciences, Inc.	8,187	101,519
#*Avita Medical, Inc.	5,155	80,006
#*Aytu BioPharma, Inc.	8,037	18,887
#*Azenta, Inc.	118,384	5,148,520
*Bellerophon Therapeutics, Inc.	198	1,515

16

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Berkeley Lights, Inc.	27,082	$31,686
*BioAtla, Inc.	16,819	56,680
*Bio-Rad Laboratories, Inc., Class A	229	103,231
*Black Diamond Therapeutics, Inc.	2,647	3,785
*Bluebird Bio, Inc.	128,457	558,788
#*Brookdale Senior Living, Inc.	1,053,944	4,521,420
*C4 Therapeutics, Inc.	22,266	67,243
#*Cabaletta Bio, Inc.	45,607	473,401
*Cara Therapeutics, Inc.	11,648	48,922
*Cardiff Oncology, Inc.	17,093	29,742
*CareCloud, Inc.	3,233	10,572
*CareDx, Inc.	540	4,369
*Caribou Biosciences, Inc.	10,494	45,124
#Carisma Therapeutics, Inc.	2,341	9,715
*Castle Biosciences, Inc.	67,047	1,517,274
#*Certara, Inc.	215,873	5,217,650
*Collegium Pharmaceutical, Inc.	22,436	522,086
*Computer Programs and Systems, Inc.	93,272	2,413,879
#*Conformis, Inc.	10,719	16,400
#*Corbus Pharmaceuticals Holdings, Inc.	2,114	18,561
#*Cross Country Healthcare, Inc.	141,933	3,119,687
*CryoPort, Inc.	12,590	264,894
*Cullinan Oncology, Inc.	50,293	489,351
*Cumberland Pharmaceuticals, Inc.	47,527	81,271
*CytoSorbents Corp.	311	762
#*DarioHealth Corp.	20,734	69,874
#*Definitive Healthcare Corp.	1,995	21,346
Dentsply Sirona, Inc.	285,946	11,989,716
#*Diffusion Pharmaceuticals, Inc.	6,099	22,871
*Dominari Holdings, Inc.	27,247	91,550
*Dynavax Technologies Corp.	232,368	2,418,951
*Dyne Therapeutics, Inc.	4,314	44,693
#*Eagle Pharmaceuticals, Inc.	40,163	1,127,777
#*Editas Medicine, Inc.	54,629	445,773
*Elanco Animal Health, Inc.	384,805	3,644,103
*Electromed, Inc.	34,236	374,884
*Eledon Pharmaceuticals, Inc.	1,007	2,115
#*Emergent BioSolutions, Inc.	89,944	794,206
Encompass Health Corp.	8,077	518,140
#*Endra Life Sciences, Inc.	9,550	15,280
*Enhabit, Inc.	86,045	1,054,051
*Enliven Therapeutics, Inc.	357	6,797
*Enovis Corp.	306,918	17,877,973
#*Envista Holdings Corp.	460,343	17,718,602
#*enVVeno Medical Corp.	100	403
*Enzo Biochem, Inc.	214,413	542,465
*Evolent Health, Inc., Class A	82,698	3,011,034
*FONAR Corp.	28,428	448,452
#*Fulcrum Therapeutics, Inc.	63,337	158,342
#*Fulgent Genetics, Inc.	114,305	3,379,999
*Gain Therapeutics, Inc.	699	3,516
*Generation Bio Co.	42,969	211,407
*GoodRx Holdings, Inc., Class A	93,598	437,103
*Graphite Bio, Inc.	1,822	5,812
#*Gritstone Oncology, Inc.	13,186	31,383
*Harvard Bioscience, Inc.	218,046	1,247,223
*Health Catalyst, Inc.	79,663	1,003,754
*HealthEquity, Inc.	1,851	98,936

17

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
HealthStream, Inc.	128,857	$3,175,036
*Heska Corp.	6,753	791,181
#*Homology Medicines, Inc.	15,494	14,719
*Ideaya Biosciences, Inc.	19,745	360,544
#*IGM Biosciences, Inc.	730	7,906
*ImmuCell Corp.	510	2,499
*InfuSystem Holdings, Inc.	466	4,366
*Innoviva, Inc.	385,127	4,517,540
*Inogen, Inc.	57,691	767,867
#*Integer Holdings Corp.	216,115	17,797,070
*IRIDEX Corp.	14,055	32,045
*Ironwood Pharmaceuticals, Inc.	359,068	3,737,898
*iTeos Therapeutics, Inc.	35,561	488,608
*Jazz Pharmaceuticals PLC	53,673	7,539,446
*Kala Pharmaceuticals, Inc.	3,792	59,800
*KalVista Pharmaceuticals, Inc.	55,667	474,840
*Kewaunee Scientific Corp.	10,043	156,169
*Kinnate Biopharma, Inc.	5,976	15,119
*Kodiak Sciences, Inc.	61,510	269,414
*Kura Oncology, Inc.	100,790	981,695
*Larimar Therapeutics, Inc.	136	643
*Lensar, Inc.	52,428	149,944
#*LifeStance Health Group, Inc.	12,349	100,644
*Ligand Pharmaceuticals, Inc.	27,915	2,131,310
*Lisata Therapeutics, Inc.	2,515	8,199
#*LivaNova PLC	52,469	2,513,265
*Lyra Therapeutics, Inc.	2,441	5,858
*MacroGenics, Inc.	36,856	253,938
*MEI Pharma, Inc.	1,515	7,711
*Merit Medical Systems, Inc.	64,993	5,283,281
#*Merrimack Pharmaceuticals, Inc.	82,950	1,029,409
Mesa Laboratories, Inc.	14,975	2,493,487
#*Monte Rosa Therapeutics, Inc.	678	3,078
*Mustang Bio, Inc.	7,873	33,539
*Myriad Genetics, Inc.	175,556	3,737,587
National HealthCare Corp.	65,029	3,765,829
*Nektar Therapeutics	190,724	143,482
*Neogen Corp.	7,977	137,364
*NeoGenomics, Inc.	220,258	3,220,172
*NeuroBo Pharmaceuticals, Inc.	261	167
*Neuronetics, Inc.	26,117	59,808
#*NextGen Healthcare, Inc.	198,490	3,322,723
*NGM Biopharmaceuticals, Inc.	15,383	69,377
*NuVasive, Inc.	88,884	3,825,567
*Nuvation Bio, Inc.	17,431	28,064
*Olema Pharmaceuticals, Inc.	15,563	74,547
#*OmniAb, Inc.	65,336	227,369
*<»OmniAb, Inc.	7,556	–
*<»OmniAb, Inc.	7,556	–
*Omnicell, Inc.	5,492	333,749
#*Opgen, Inc.	12,306	9,775
#*OPKO Health, Inc.	240,261	353,184
*OptimizeRx Corp.	10,100	151,803
*OraSure Technologies, Inc.	386,958	2,631,314
*Organogenesis Holdings, Inc.	21,605	44,290
Organon & Co.	13,275	326,963
*ORIC Pharmaceuticals, Inc.	3,861	19,961
*Orthofix Medical, Inc.	38,555	725,991

18

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Owens & Minor, Inc.	358,997	$5,578,813
*Pacira BioSciences, Inc.	36,271	1,643,439
#*Palatin Technologies, Inc.	939	2,141
Patterson Cos., Inc.	604,031	16,375,280
#*<»PDL BioPharma, Inc.	463,418	1,135,374
*Pediatrix Medical Group, Inc.	454,544	6,513,616
*Pennant Group, Inc. (The)	348	4,827
Perrigo Co. PLC	446,039	16,588,190
#*Personalis, Inc.	36,789	83,879
*PetIQ, Inc.	64,190	756,800
Phibro Animal Health Corp., Class A	51,731	804,934
*Poseida Therapeutics, Inc.	37,437	98,834
#Premier, Inc., Class A	147,361	4,911,542
*Prestige Consumer Healthcare, Inc.	328,566	20,216,666
*Pro-Dex, Inc.	356	5,660
#ProPhase Labs, Inc.	2,092	15,690
*Protagonist Therapeutics, Inc.	34,837	787,316
Psychemedics Corp.	367	2,000
#*Pyxis Oncology, Inc.	5,269	15,544
#*Quanterix Corp.	81,134	1,025,534
*QuidelOrtho Corp.	20,800	1,870,960
#*Rain Oncology, Inc.	128	900
*REGENXBIO, Inc.	153,022	2,962,506
*Replimune Group, Inc.	74,501	1,246,402
*Retractable Technologies, Inc.	8,335	14,503
*Sage Therapeutics, Inc.	209,232	10,220,983
*Sangamo Therapeutics, Inc.	129,457	190,302
*Scholar Rock Holding Corp.	9,589	61,370
*Seer, Inc.	28,390	94,823
Select Medical Holdings Corp.	369,577	11,272,098
*Shattuck Labs, Inc.	3,974	11,922
*Solid Biosciences, Inc.	5,708	27,855
*SomaLogic, Inc.	29,605	82,894
*Supernus Pharmaceuticals, Inc.	257,532	9,492,630
*Surgery Partners, Inc.	48,557	1,925,771
*Sutro Biopharma, Inc.	107,999	460,076
*Syneos Health, Inc.	106,074	4,164,465
*Synlogic, Inc.	43,366	22,984
#*Syros Pharmaceuticals, Inc.	11,086	35,253
*Tactile Systems Technology, Inc.	17,943	327,101
*Taro Pharmaceutical Industries, Ltd.	8,831	222,541
#*Teladoc Health, Inc.	173,272	4,596,906
#*Tenaya Therapeutics, Inc.	12,828	68,181
#*Terns Pharmaceuticals, Inc.	509	6,642
*UFP Technologies, Inc.	12,263	1,690,332
*United Therapeutics Corp.	196	45,105
#*UNITY Biotechnology, Inc.	20,710	44,319
Universal Health Services, Inc., Class B	117,325	17,639,814
Utah Medical Products, Inc.	5,865	556,237
*Vanda Pharmaceuticals, Inc.	304,048	1,866,855
*Varex Imaging Corp.	175,472	3,112,873
*Veracyte, Inc.	225,952	5,115,553
*Veradigm, Inc.	911,265	11,381,700
Viatris, Inc.	197,271	1,840,538
#*Viking Therapeutics, Inc.	98,801	2,105,449
*Vir Biotechnology, Inc.	29,171	733,651
*Vor BioPharma, Inc.	677	3,013
*Xencor, Inc.	123,369	3,261,876

19

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*XOMA Corp.	843	$15,503
#*Zevra Therapeutics, Inc.	7,959	42,979

TOTAL HEALTH CARE		410,876,173

INDUSTRIALS — (18.4%)
*3D Systems Corp.	52,841	484,024
*AAR Corp.	258,750	13,656,825
ABM Industries, Inc.	439,886	18,730,346
ACCO Brands Corp.	571,444	2,617,214
Acme United Corp.	11,655	305,361
*AeroVironment, Inc.	5,454	549,163
#*AerSale Corp.	22,765	368,338
AGCO Corp.	362,652	44,947,089
*Air Industries Group	342	1,244
Air Lease Corp.	580,208	23,335,966
Air T, Inc.	775	19,150
*Air Transport Services Group, Inc.	387,212	7,864,276
Alamo Group, Inc.	84,596	14,950,651
*Alaska Air Group, Inc.	383,762	16,678,297
Albany International Corp.	85,031	7,755,678
*Alight, Inc., Class A	274,864	2,542,492
*Allegiant Travel Co.	51,038	5,303,359
Allied Motion Technologies, Inc.	22,699	781,300
Alta Equipment Group, Inc.	7,531	106,488
*American Superconductor Corp.	59,195	239,740
*American Woodmark Corp.	94,925	4,795,611
*API Group Corp.	7,564	172,157
Apogee Enterprises, Inc.	137,755	5,862,853
Applied Industrial Technologies, Inc.	295	40,020
ARC Document Solutions, Inc.	119,382	362,921
ArcBest Corp.	127,336	12,020,518
Arcosa, Inc.	371,064	25,061,663
Argan, Inc.	70,547	2,838,106
Art’s-Way Manufacturing Co., Inc.	2,786	7,466
*ASGN, Inc.	122,058	8,738,132
Astec Industries, Inc.	117,028	4,830,916
*Astronics Corp.	35,358	521,177
*Asure Software, Inc.	29,899	398,853
*Atkore, Inc.	530	66,955
*Avalon Holdings Corp., Class A	192	518
*AZEK Co., Inc. (The)	417,583	11,333,203
AZZ, Inc.	32,332	1,219,886
Barnes Group, Inc.	268,177	11,271,479
Barrett Business Services, Inc.	13,977	1,168,617
*Beacon Roofing Supply, Inc.	391,427	23,556,077
BGSF, Inc.	9,408	90,599
*BlueLinx Holdings, Inc.	61,550	4,312,193
Boise Cascade Co.	238,687	16,304,709
*Bowman Consulting Group, Ltd.	1,623	48,365
Brady Corp., Class A	165,703	8,455,824
*BrightView Holdings, Inc.	43,495	240,527
#*Broadwind, Inc.	19,620	97,315
*Builders FirstSource, Inc.	367,299	34,808,926
#*CACI International, Inc., Class A	62,849	19,691,849
*CBIZ, Inc.	194,412	10,243,568
*CECO Environmental Corp.	185,673	2,155,664
*Chart Industries, Inc.	25,720	3,423,332
Chicago Rivet & Machine Co.	2,160	64,800
*CIRCOR International, Inc.	72,694	2,023,801

20

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Civeo Corp.	7,268	$139,909
#*Clarivate PLC	588,943	5,218,035
*Clean Harbors, Inc.	12,118	1,759,049
Columbus McKinnon Corp.	137,272	4,764,711
*Commercial Vehicle Group, Inc.	56,096	411,184
CompX International, Inc.	5,778	104,582
#Concentrix Corp.	189,661	18,304,183
*Concrete Pumping Holdings, Inc.	1,431	9,945
*Conduent, Inc.	606,850	2,130,043
*Construction Partners, Inc., Class A	36,053	935,215
Copa Holdings SA, Class A	80,843	7,301,740
Costamare, Inc.	648,599	5,856,849
Covenant Logistics Group, Inc.	80,713	3,179,285
CRA International, Inc.	17,372	1,826,492
CSG Systems International, Inc.	12,738	671,038
*Daseke, Inc.	36,730	300,451
Deluxe Corp.	71,410	1,081,862
#*Desktop Metal, Inc., Class A	8,901	19,582
*Distribution Solutions Group, Inc.	26,472	1,235,713
*DLH Holdings Corp.	13,301	129,951
Douglas Dynamics, Inc.	44,114	1,292,981
*Ducommun, Inc.	58,672	2,933,600
Dun & Bradstreet Holdings, Inc.	341,808	3,817,995
*DXP Enterprises, Inc.	81,255	2,047,626
*Dycom Industries, Inc.	16,075	1,488,867
#Eagle Bulk Shipping, Inc.	83,784	3,746,820
Eastern Co. (The)	35,153	623,966
Encore Wire Corp.	127,407	19,917,536
Enerpac Tool Group Corp.	84,381	2,004,893
EnerSys	169,956	14,101,249
#Eneti, Inc.	52,769	452,230
Ennis, Inc.	133,277	2,589,572
EnPro Industries, Inc.	107,022	10,088,964
Esab Corp.	205,796	12,010,235
ESCO Technologies, Inc.	116,941	10,942,169
Espey Mfg. & Electronics Corp.	13,044	288,561
*EVI Industries, Inc.	689	13,732
Federal Signal Corp.	129,119	6,634,134
*First Advantage Corp.	179,036	2,302,403
Flowserve Corp.	45,327	1,513,469
*Fluor Corp.	57,623	1,674,524
*Forrester Research, Inc.	2,346	72,585
Fortune Brands Innovations, Inc.	46,885	3,032,991
*Franklin Covey Co.	3,323	122,021
#*FuelCell Energy, Inc.	54,952	103,310
*Gates Industrial Corp. PLC	565,438	7,616,450
#GATX Corp.	219,737	25,030,242
Genco Shipping & Trading, Ltd.	322,387	4,967,984
*Gencor Industries, Inc.	60,050	792,660
*Gibraltar Industries, Inc.	157,162	7,864,386
Global Industrial Co.	42,422	1,130,546
*GMS, Inc.	206,658	11,998,563
Gorman-Rupp Co. (The)	114,027	2,799,363
*Graham Corp.	2,650	34,106
Granite Construction, Inc.	313,644	11,959,246
*Great Lakes Dredge & Dock Corp.	230,126	1,318,622
#Greenbrier Cos., Inc. (The)	201,887	5,339,911
Griffon Corp.	164,052	4,667,279

21

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*GXO Logistics, Inc.	103,840	$5,517,019
H&E Equipment Services, Inc.	7,406	270,319
*Harsco Corp.	201,829	1,386,565
#*Hawaiian Holdings, Inc.	223,933	1,865,362
*Hayward Holdings, Inc.	304,597	3,667,348
Healthcare Services Group, Inc.	126,323	1,971,902
Heartland Express, Inc.	96,724	1,400,564
Heidrick & Struggles International, Inc.	126,178	3,168,330
Helios Technologies, Inc.	44,139	2,654,519
Herc Holdings, Inc.	30,635	3,064,113
*Heritage-Crystal Clean, Inc.	94,160	3,291,834
#*Hertz Global Holdings, Inc.	309,951	5,169,983
Hillenbrand, Inc.	141,947	6,475,622
HNI Corp.	44,577	1,158,110
*Hub Group, Inc., Class A	217,253	16,380,876
*Hudson Global, Inc.	9,063	197,120
*Hudson Technologies, Inc.	227,528	1,758,791
Huntington Ingalls Industries, Inc.	4,396	886,497
Hurco Cos., Inc.	35,899	805,215
*Huron Consulting Group, Inc.	109,698	9,301,293
Hyster-Yale Materials Handling, Inc.	47,374	2,494,715
ICF International, Inc.	93,701	10,681,914
*IES Holdings, Inc.	11,744	507,223
Innovative Solutions and Support, Inc.	5,579	35,985
Insteel Industries, Inc.	116,318	3,202,235
Interface, Inc.	155,690	1,220,610
*JELD-WEN Holding, Inc.	160,926	2,056,634
*JetBlue Airways Corp.	2,041,849	14,578,802
Kadant, Inc.	32,273	5,997,292
Kaman Corp.	148,909	3,286,422
*KAR Auction Services, Inc.	507,510	6,871,685
Kelly Services, Inc., Class A	206,267	3,384,841
Kennametal, Inc.	493,498	12,811,208
Kimball International, Inc., Class B	81,713	1,005,887
*Kirby Corp.	159,408	11,451,871
Knight-Swift Transportation Holdings, Inc.	878,232	49,462,026
Korn Ferry	313,431	15,050,957
*Kratos Defense & Security Solutions, Inc.	202,909	2,617,526
*L.B. Foster Co., Class A	48,950	547,261
*Limbach Holdings, Inc.	21,406	362,618
*Liquidity Services, Inc.	14,938	195,240
*LS Starrett Co. (The), Class A	801	8,555
LSI Industries, Inc.	90,939	1,154,016
Luxfer Holdings PLC	40,212	613,233
*Manitex International, Inc.	6,595	34,096
*Manitowoc Co., Inc. (The)	197,738	3,023,414
ManpowerGroup, Inc.	117,611	8,904,329
Marten Transport, Ltd.	611,100	12,338,109
#*Masonite International Corp.	70,405	6,435,721
#*MasTec, Inc.	222,305	19,742,907
*Mastech Digital, Inc.	3,529	31,161
*Masterbrand, Inc.	69,170	558,202
*Matrix Service Co.	152,398	725,414
Matson, Inc.	230,017	15,648,057
Matthews International Corp., Class A	139,045	5,265,634
Maxar Technologies, Inc.	113,141	5,964,794
Maximus, Inc.	2,999	250,866
*Mayville Engineering Co., Inc.	30,945	374,435

22

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
McGrath RentCorp.	83,025	$7,379,262
MDU Resources Group, Inc.	151,288	4,420,635
*Mercury Systems, Inc.	133,125	6,346,069
*Mesa Air Group, Inc.	34,646	73,103
Miller Industries, Inc.	68,729	2,240,565
MillerKnoll, Inc.	118,357	2,013,253
*Mistras Group, Inc.	45,562	369,963
Moog, Inc., Class A	114,559	10,322,911
*MRC Global, Inc.	393,608	3,833,742
MSC Industrial Direct Co., Inc.	33,871	3,073,116
Mueller Industries, Inc.	257,194	18,479,389
Mueller Water Products, Inc., Class A	349,874	4,688,312
*MYR Group, Inc.	53,052	6,790,125
National Presto Industries, Inc.	16,629	1,131,105
NL Industries, Inc.	4,420	28,421
*NN, Inc.	110,347	119,175
*Northwest Pipe Co.	68,642	1,890,401
*NOW, Inc.	797,108	8,505,142
*NV5 Global, Inc.	49,073	4,648,685
nVent Electric PLC	155,683	6,527,788
*Orion Energy Systems, Inc.	11,495	17,702
*Orion Group Holdings, Inc.	113,394	269,878
Oshkosh Corp.	148,648	11,374,545
Owens Corning	360,330	38,486,847
P&F Industries, Inc., Class A	842	4,294
PAM Transportation Services, Inc.	107,636	2,416,428
Pangaea Logistics Solutions, Ltd.	123,376	766,165
Park Aerospace Corp.	21,074	275,648
#Park-Ohio Holdings Corp.	23,755	308,102
*Parsons Corp.	14,384	625,704
*Patriot Transportation Holding, Inc.	8,998	82,512
*Perma-Fix Environmental Services, Inc.	88	799
*Perma-Pipe International Holdings, Inc.	51,051	553,903
*PGT Innovations, Inc.	140,897	3,615,417
*Pineapple Energy, Inc.	31,298	43,191
*Pioneer Power Solutions, Inc.	178	893
Powell Industries, Inc.	37,905	1,518,474
Preformed Line Products Co.	21,842	2,714,524
Primoris Services Corp.	262,517	6,641,680
#*Proterra, Inc.	23,679	27,704
*Proto Labs, Inc.	60,785	1,748,784
#*Quad/Graphics, Inc.	181,029	631,791
Quanex Building Products Corp.	144,596	2,761,784
*Quest Resource Holding Corp.	35,267	189,560
*Radiant Logistics, Inc.	183,380	1,210,308
*RCM Technologies, Inc.	64,158	721,136
Regal Rexnord Corp.	188,324	24,512,252
*Resideo Technologies, Inc.	477,813	8,505,071
Resources Connection, Inc.	203,316	2,966,380
REV Group, Inc.	143,495	1,539,701
Rush Enterprises, Inc., Class A	336,887	17,892,069
Rush Enterprises, Inc., Class B	77,497	4,539,774
*RXO, Inc.	69,929	1,265,016
Ryder System, Inc.	166,669	13,193,518
#Schneider National, Inc., Class B	227,631	5,957,103
Science Applications International Corp.	19,906	2,031,009
Sensata Technologies Holding PLC	150,787	6,551,695
*Servotronics, Inc.	6,126	74,216

23

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Shyft Group, Inc. (The)	51,381	$1,288,635
*SIFCO Industries, Inc.	7,405	16,957
Simpson Manufacturing Co., Inc.	42,790	5,382,126
*SkyWest, Inc.	387,671	10,971,089
*SP Plus Corp.	44,111	1,507,273
Spirit Airlines, Inc.	131,390	2,246,769
*SPX Technologies, Inc.	103,075	6,563,816
Standex International Corp.	63,871	7,843,998
Stanley Black & Decker, Inc.	1,434	123,812
*StarTek, Inc.	1,225	4,030
Steelcase, Inc., Class A	568,575	4,548,600
*Stericycle, Inc.	1,382	63,088
*Sterling Infrastructure, Inc.	152,143	5,617,120
#*Sunrun, Inc.	10,537	221,698
#*Sunworks, Inc.	9,000	7,299
*Taylor Devices, Inc.	465	10,114
Tennant Co.	8,448	645,596
Terex Corp.	371,334	16,557,783
Textainer Group Holdings, Ltd.	267,023	9,372,507
*Thermon Group Holdings, Inc.	174,755	3,631,409
Timken Co. (The)	118,708	9,122,710
*Titan International, Inc.	69,435	677,686
*Titan Machinery, Inc.	168,040	5,268,054
*TPI Composites, Inc.	52,552	649,543
Trinity Industries, Inc.	721,933	17,290,295
Triton International, Ltd.	405,237	33,500,943
*TrueBlue, Inc.	227,082	3,440,292
*Tutor Perini Corp.	84,768	449,270
*Twin Disc, Inc.	48,141	551,214
*U.S. Xpress Enterprises, Inc., Class A	23,379	141,209
UFP Industries, Inc.	338,558	26,583,574
#U-Haul Holding Co.	35,462	2,165,310
U-Haul Holding Co.	457,479	24,749,614
*Ultralife Corp.	51,129	214,231
UniFirst Corp.	81,544	13,347,122
*Univar Solutions, Inc.	161,945	5,749,048
Universal Logistics Holdings, Inc.	37,515	960,384
*V2X, Inc.	33,591	1,451,131
Veritiv Corp.	63,018	7,238,878
*Viad Corp.	54,443	1,036,050
*Virco Mfg. Corp.	14,879	55,201
*VirTra, Inc.	1,498	7,909
VSE Corp.	33,561	1,419,295
Wabash National Corp.	282,813	7,259,810
Werner Enterprises, Inc.	339,364	15,329,072
WESCO International, Inc.	231,155	33,286,320
*Wilhelmina International, Inc.	1,428	5,569
*Willdan Group, Inc.	16,112	236,041
*Willis Lease Finance Corp.	36,656	1,851,128
Zurn Elkay Water Solutions Corp.	2,228	48,013

TOTAL INDUSTRIALS		1,471,093,862

INFORMATION TECHNOLOGY — (7.7%)
*ACI Worldwide, Inc.	387,555	9,816,768
Adeia, Inc.	93,189	711,964
ADTRAN Holdings, Inc.	81,259	741,082
Advanced Energy Industries, Inc.	3,608	312,092
*Airgain, Inc.	1,020	5,987
*Alithya Group, Inc., Class A	89,808	166,145

24

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Alpha & Omega Semiconductor, Ltd.	186,688	$4,458,109
Amkor Technology, Inc.	1,041,676	23,302,292
*Amtech Systems, Inc.	87,734	757,144
*Arrow Electronics, Inc.	461,747	52,837,709
*AstroNova, Inc.	32,145	472,853
#*Astrotech Corp.	6,024	62,047
*Aviat Networks, Inc.	31,202	1,023,738
Avnet, Inc.	641,877	26,483,845
*Aware, Inc.	75,515	125,355
*Axcelis Technologies, Inc.	765	90,499
#*AXT, Inc.	212,249	566,705
Bel Fuse, Inc., Class A	7,823	328,488
Bel Fuse, Inc., Class B	61,681	2,506,099
Belden, Inc.	110,357	8,706,064
Benchmark Electronics, Inc.	242,705	5,181,752
*Brightcove, Inc.	37,608	155,697
*Cambium Networks Corp.	735	11,128
*Cerence, Inc.	89,870	2,296,178
*CEVA, Inc.	41,020	1,030,833
*Cirrus Logic, Inc.	28,525	2,447,160
Climb Global Solutions, Inc.	13,300	590,520
*Coda Octopus Group, Inc.	1,178	9,412
*Cognyte Software, Ltd.	61,686	256,614
#*Coherent Corp.	95,082	3,246,099
*Cohu, Inc.	244,591	8,276,959
*Computer Task Group, Inc.	98,138	664,394
Comtech Telecommunications Corp.	136,749	1,415,352
*Corsair Gaming, Inc.	5,300	92,326
CSP, Inc.	5,521	69,841
CTS Corp.	127,094	4,983,356
#*CVD Equipment Corp.	266	2,729
*Daktronics, Inc.	160,514	772,072
*Data I/O Corp.	17,072	76,995
*Digi International, Inc.	211,495	6,378,689
*Digital Turbine, Inc.	78,422	919,890
*Diodes, Inc.	248,000	19,765,600
*DXC Technology Co.	565,836	13,495,189
#*E2open Parent Holdings, Inc.	226,662	1,425,704
#Ebix, Inc.	154,306	2,509,016
*Electro-Sensors, Inc.	377	1,719
*EMCORE Corp.	121,775	132,735
*Envestnet, Inc.	3,182	201,675
*ePlus, Inc.	150,926	6,571,318
*Fabrinet	81,226	7,712,409
#*FARO Technologies, Inc.	49,759	1,161,873
#*Fastly, Inc., Class A	106,965	1,580,943
*First Solar, Inc.	1,577	287,929
*Flex, Ltd.	1,112,103	22,875,959
*FormFactor, Inc.	239,365	6,537,058
Frequency Electronics, Inc.	40,607	264,352
*Genasys, Inc.	5,259	15,514
*Grid Dynamics Holdings, Inc.	6,687	72,688
*GSI Technology, Inc.	72,322	111,376
Hackett Group, Inc. (The)	7,326	135,971
#*Harmonic, Inc.	137,273	1,934,177
*Ichor Holdings, Ltd.	151,056	4,206,910
*Identiv, Inc.	5,101	28,055
Immersion Corp.	49,022	323,055

25

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Information Services Group, Inc.	82,712	$421,004
*Insight Enterprises, Inc.	211,614	25,594,713
InterDigital, Inc.	77,904	5,277,217
*inTEST Corp.	82,414	1,565,866
*Intevac, Inc.	61,661	390,314
#*IonQ, Inc.	55,480	305,695
IPG Photonics Corp.	3,357	385,988
*Issuer Direct Corp.	597	11,240
*Iteris, Inc.	47,186	217,527
*Itron, Inc.	192,440	10,276,296
Jabil, Inc.	165,710	12,950,237
Juniper Networks, Inc.	178,188	5,372,368
*Key Tronic Corp.	58,988	404,068
*Kimball Electronics, Inc., Class B	124,022	2,496,563
*Knowles Corp.	690,807	11,660,822
#Kulicke & Soffa Industries, Inc.	303,898	14,483,779
*KVH Industries, Inc.	77,584	816,184
*Kyndryl Holdings, Inc.	764,717	11,057,808
*Lantronix, Inc.	27,333	100,585
*LGL Group, Inc. (The)	11,157	49,202
*LiveRamp Holdings, Inc.	180,483	4,347,835
#*Lumentum Holdings, Inc.	5,658	272,998
#*Luna Innovations, Inc.	92,196	578,991
*Magnachip Semiconductor Corp.	146,525	1,301,142
*Matterport, Inc.	63,725	148,479
*MeridianLink, Inc.	139	2,077
Methode Electronics, Inc.	240,704	9,866,457
*Mirion Technologies, Inc.	32,975	267,098
*Mitek Systems, Inc.	31,160	281,063
MKS Instruments, Inc.	8,647	725,224
*M-Tron Industries, Inc.	5,166	60,644
*N-able, Inc.	12,973	165,406
*NCR Corp.	220,472	4,914,321
*NETGEAR, Inc.	171,998	2,430,332
*NetScout Systems, Inc.	527,763	14,360,431
*NetSol Technologies, Inc.	1,139	2,699
Network-1 Technologies, Inc.	5,868	12,323
*nLight, Inc.	59,596	522,657
*Nortech Systems, Inc.	480	4,800
*ON24, Inc.	109,185	949,910
*One Stop Systems, Inc.	1,318	3,216
*OneSpan, Inc.	49,537	730,175
*Onto Innovation, Inc.	153,016	12,391,236
*Optical Cable Corp.	8,519	34,587
*OSI Systems, Inc.	77,005	8,698,485
#*PAR Technology Corp.	321	9,819
#Park City Group, Inc.	2,816	18,163
PC Connection, Inc.	172,128	6,931,595
PCTEL, Inc.	69,643	331,501
PFSweb, Inc.	51,605	207,452
*Photronics, Inc.	237,275	3,430,996
*Plexus Corp.	171,604	15,010,202
*Powerfleet, Inc.	42,010	120,569
*Qorvo, Inc.	9,779	900,450
*Rambus, Inc.	10,456	463,619
*RF Industries, Ltd.	22,438	90,425
*Ribbon Communications, Inc.	153,479	392,906
Richardson Electronics, Ltd.	105,819	1,632,787

26

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Rogers Corp.	575	$92,546
*Sanmina Corp.	464,296	24,264,109
Sapiens International Corp. NV	4,857	97,771
*ScanSource, Inc.	139,365	3,811,633
*SecureWorks Corp., Class A	11,565	104,895
*Semtech Corp.	52,773	1,028,546
#*SigmaTron International, Inc.	2,021	4,588
#*Smith Micro Software, Inc.	58,000	67,280
*Socket Mobile, Inc.	5,775	10,106
*SolarWinds Corp.	239,389	2,063,533
*Stratasys, Ltd.	337,473	4,846,112
*Super Micro Computer, Inc.	209,329	22,069,556
*Synaptics, Inc.	400	35,424
Taitron Components, Inc.	3,081	10,938
TD SYNNEX Corp.	305,864	27,234,131
*TESSCO Technologies, Inc.	32,364	284,156
*Trio-Tech International	4,757	20,645
*TSR, Inc.	1,795	13,355
*TTM Technologies, Inc.	713,454	8,425,892
*Turtle Beach Corp.	60,367	656,189
*Ultra Clean Holdings, Inc.	245,271	7,000,034
*Upland Software, Inc.	71,182	261,238
#*Veeco Instruments, Inc.	192,744	3,550,344
*Verint Systems, Inc.	141,334	5,157,278
#*Viasat, Inc.	286,040	10,019,981
Vishay Intertechnology, Inc.	896,336	19,082,993
*Vishay Precision Group, Inc.	66,050	2,479,517
*Western Digital Corp.	36,635	1,261,709
Xerox Holdings Corp.	1,005,578	15,757,407
*Xperi, Inc.	33,000	313,170

TOTAL INFORMATION TECHNOLOGY		620,179,828

MATERIALS — (7.5%)
*Advanced Emissions Solutions, Inc.	26,067	48,224
AdvanSix, Inc.	137,275	5,172,522
Alcoa Corp.	358,021	13,296,900
Alpha Metallurgical Resources, Inc.	60,535	8,872,010
*Alto Ingredients, Inc.	339,434	444,659
American Vanguard Corp.	230,408	4,435,354
*Ampco-Pittsburgh Corp.	4,611	13,925
*Arconic Corp.	366,766	9,077,458
Ashland, Inc.	206,335	20,965,699
Avient Corp.	56,869	2,190,025
Berry Global Group, Inc.	138,033	7,979,688
Cabot Corp.	22,860	1,640,434
Caledonia Mining Corp. PLC	4,327	61,616
Carpenter Technology Corp.	318,481	16,796,688
Celanese Corp.	31,624	3,359,734
*Century Aluminum Co.	379,615	3,260,893
Chase Corp.	26,474	2,894,402
*Clearwater Paper Corp.	106,748	3,853,603
#*Cleveland-Cliffs, Inc.	374,067	5,753,150
*Coeur Mining, Inc.	1,323,581	4,500,175
Commercial Metals Co.	742,490	34,666,858
Compass Minerals International, Inc.	34,635	1,133,604
*Core Molding Technologies, Inc.	22,812	427,725
Eastman Chemical Co.	30,588	2,577,651
*Ecovyst, Inc.	214,935	2,439,512
Element Solutions, Inc.	829,250	15,050,887

27

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Ferroglobe PLC	146,192	$590,616
Flexible Solutions International, Inc.	1,900	5,757
Fortitude Gold Corp.	29,616	204,054
Friedman Industries, Inc.	24,591	274,190
FutureFuel Corp.	182,381	1,367,857
Glatfelter Corp.	167,112	755,346
Gold Resource Corp.	14,680	13,533
Graphic Packaging Holding Co.	73,818	1,820,352
Greif, Inc., Class A	103,895	6,523,567
Greif, Inc., Class B	19,132	1,506,454
Hawkins, Inc.	118,141	4,765,808
Haynes International, Inc.	92,258	4,337,049
HB Fuller Co.	257,872	17,063,390
Hecla Mining Co.	3,265,171	19,754,285
Huntsman Corp.	1,101,924	29,520,544
Innospec, Inc.	150,678	15,313,405
#*Intrepid Potash, Inc.	59,628	1,537,210
Kaiser Aluminum Corp.	67,502	4,436,231
Koppers Holdings, Inc.	74,823	2,454,943
#Kronos Worldwide, Inc.	180,481	1,678,473
#*Livent Corp.	3,503	76,541
Louisiana-Pacific Corp.	112,863	6,742,436
*LSB Industries, Inc.	96,167	858,771
Materion Corp.	105,384	11,414,141
#Mativ, Inc.	260,299	5,041,992
Mercer International, Inc.	398,527	3,877,668
Minerals Technologies, Inc.	232,975	13,806,098
Myers Industries, Inc.	110,616	2,096,173
#Nexa Resources SA	6,064	36,384
Northern Technologies International Corp.	46,998	539,537
*O-I Glass, Inc.	347,321	7,804,303
Olin Corp.	522,126	28,925,780
Olympic Steel, Inc.	77,214	3,595,856
Orion Engineered Carbons SA	107,025	2,591,075
Packaging Corp. of America	604	81,697
Pactiv Evergreen, Inc.	57,372	453,239
Quaker Chemical Corp.	30,820	5,751,937
#Ramaco Resources, Inc.	44,380	360,809
*Ranpak Holdings Corp.	78,248	319,252
*Rayonier Advanced Materials, Inc.	449,362	2,444,529
Reliance Steel & Aluminum Co.	199,035	49,320,873
Ryerson Holding Corp.	218,736	8,261,659
Schnitzer Steel Industries, Inc.	201,947	5,834,249
Sensient Technologies Corp.	9,321	694,042
Silgan Holdings, Inc.	36,236	1,784,985
*Smith-Midland Corp.	314	5,181
Sonoco Products Co.	67,315	4,080,635
Steel Dynamics, Inc.	218,789	22,743,117
Stepan Co.	112,126	10,338,017
*Summit Materials, Inc., Class A	597,394	16,374,574
SunCoke Energy, Inc.	580,438	4,515,808
Sylvamo Corp.	8,287	379,710
*Synalloy Corp.	49,769	472,308
*TimkenSteel Corp.	340,132	5,693,810
Tredegar Corp.	167,656	1,572,613
TriMas Corp.	168,240	4,274,978
Trinseo PLC	134,691	2,440,601
Tronox Holdings PLC, Class A	843,361	11,545,612

28

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
United States Lime & Minerals, Inc.	12,850	$2,067,565
#United States Steel Corp.	746,129	17,071,432
*Universal Stainless & Alloy Products, Inc.	14,200	134,474
Warrior Met Coal, Inc.	122,798	4,245,127
Westlake Corp.	143,378	16,313,549
Westrock Co.	355,656	10,644,784
Worthington Industries, Inc.	269,132	15,983,749

TOTAL MATERIALS		598,448,130

REAL ESTATE — (0.8%)
*AMREP Corp.	10,870	151,093
*Anywhere Real Estate, Inc.	431,171	2,746,559
*CKX Lands, Inc.	184	1,798
*Comstock Holding Cos., Inc.	81	356
#*Cushman & Wakefield PLC	858,988	8,461,032
Douglas Elliman, Inc.	129,002	411,516
#*Fathom Holdings, Inc.	224	1,098
*Forestar Group, Inc.	92,673	1,792,296
*FRP Holdings, Inc.	30,521	1,770,218
*Howard Hughes Corp. (The)	111,858	8,654,453
*Jones Lang LaSalle, Inc.	117,131	16,285,894
Kennedy-Wilson Holdings, Inc.	456,314	7,656,949
Marcus & Millichap, Inc.	160,065	5,037,246
Newmark Group, Inc., Class A	328,005	2,079,552
*Rafael Holdings, Inc., Class B	18,585	39,028
RE/MAX Holdings, Inc.	135,624	2,618,899
RMR Group, Inc. (The), Class A	916	21,755
Stratus Properties, Inc.	28,915	618,781
*Tejon Ranch Co.	134,913	2,331,297

TOTAL REAL ESTATE		60,679,820

UTILITIES — (0.4%)
Genie Energy, Ltd., Class B	106,963	1,665,414
New Jersey Resources Corp.	75,424	3,894,895
NRG Energy, Inc.	280,578	9,587,350
#Ormat Technologies, Inc.	56,341	4,834,621
#*Sunnova Energy International, Inc.	184,055	3,305,628
Vistra Corp.	367,417	8,766,570

TOTAL UTILITIES		32,054,478

TOTAL COMMON STOCKS		7,572,349,268

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	12,508	285,808

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	65,644	1,785,517

TOTAL PREFERRED STOCKS		2,071,325

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*<»Zagg, Inc.	94,298	—

HEALTH CARE — (0.0%)
*<»Achillion Pharmaceuticals	98,996	26,729
*<»Imara, Inc.	1,428	457
*»Opiant Pharma, Inc.	11,182	7,268
*»Xeris Biopharma Holdings, Inc.	358	97

TOTAL HEALTH CARE		34,551

TOTAL RIGHTS/WARRANTS		34,551

29

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
TOTAL HEALTH CARE - (Continued)
TOTAL INVESTMENT SECURITIES — (94.6%) (Cost $5,886,781,487)		$7,574,455,144

SECURITIES LENDING COLLATERAL — (5.4%)
@§The DFA Short Term Investment Fund	37,327,920	431,708,590

TOTAL INVESTMENTS — (100.0%) (Cost $6,318,490,077)		$8,006,163,734

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

30

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (6.0%)
*Activision Blizzard, Inc.	146,425	$11,378,687
*Alphabet, Inc., Class A	1,531,725	164,415,362
*Alphabet, Inc., Class C	1,424,591	154,169,238
*Altice USA, Inc., Class A	213,438	747,033
*AMC Networks, Inc., Class A	33,349	589,944
*Angi, Inc.	6,729	15,477
*Anterix, Inc.	16,852	532,186
AT&T, Inc.	2,601,853	45,974,743
ATN International, Inc.	29,497	1,066,906
*Bandwidth, Inc., Class A	18,586	226,192
*Boston Omaha Corp., Class A	21,138	432,483
*Bumble, Inc., Class A	106,333	1,936,324
Cable One, Inc.	5,847	4,434,423
*Cargurus, Inc.	62,578	1,028,782
*Cars.com, Inc.	90,785	1,776,662
*Charter Communications, Inc., Class A	65,606	24,188,932
#*Cinemark Holdings, Inc.	130,930	2,210,098
*Clear Channel Outdoor Holdings, Inc.	105,013	133,367
Cogent Communications Holdings, Inc.	40,024	2,763,257
Comcast Corp., Class A	2,254,079	93,251,248
*Consolidated Communications Holdings, Inc.	75,458	292,022
*Daily Journal Corp.	200	54,630
DallasNews Corp.	1,663	7,134
*DHI Group, Inc.	58,813	215,844
#*DISH Network Corp., Class A	30,046	225,645
*EchoStar Corp., Class A	37,059	632,597
Electronic Arts, Inc.	167,650	21,338,492
#*Emerald Holding, Inc.	3,472	12,881
*Endeavor Group Holdings, Inc., Class A	51,828	1,336,126
Entravision Communications Corp., Class A	65,072	406,700
*Eventbrite, Inc., Class A	4,000	29,080
*EverQuote, Inc., Class A	5,315	37,046
*EW Scripps Co. (The), Class A	105,243	887,199
*FG Group Holdings, Inc.	2,943	5,709
Fox Corp., Class A	170,186	5,660,386
Fox Corp., Class B	124,348	3,797,588
#*Frontier Communications Parent, Inc.	181,110	4,082,219
*Gannett Co., Inc.	63,630	120,897
*Gogo, Inc.	58,597	785,786
Gray Television, Inc.	121,086	933,573
Gray Television, Inc., Class A	2,241	18,623
*Harte Hanks, Inc.	2,146	18,112
*IDT Corp., Class B	30,919	1,026,820
*iHeartMedia, Inc., Class A	70,801	245,679
*IMAX Corp.	46,406	972,206
*Integral Ad Science Holding Corp.	119,076	1,873,065
Interpublic Group of Cos., Inc. (The)	494,011	17,651,013
Iridium Communications, Inc.	78,423	4,977,508
John Wiley & Sons, Inc., Class A	58,499	2,256,306
John Wiley & Sons, Inc., Class B	2,517	96,074
*Lee Enterprises, Inc.	971	11,186
*Liberty Broadband Corp., Class A	12,715	1,074,799
*Liberty Broadband Corp., Class C	88,297	7,485,820

1

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class A	98,046	$869,668
*Liberty Latin America, Ltd., Class C	141,192	1,253,785
*Liberty Media Corp.-Liberty Braves, Class A	5,180	202,901
*Liberty Media Corp.-Liberty Braves, Class B	58	2,871
*Liberty Media Corp.-Liberty Braves, Class C	39,619	1,506,314
*Liberty Media Corp.-Liberty Formula One, Class A	12,931	837,670
*Liberty Media Corp.-Liberty Formula One, Class C	112,358	8,111,124
*Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	1,341,073
*Liberty Media Corp.-Liberty SiriusXM, Class B	207	6,096
*Liberty Media Corp.-Liberty SiriusXM, Class C	111,396	3,112,404
*Lions Gate Entertainment Corp., Class A	125,963	1,448,575
#*Lions Gate Entertainment Corp., Class B	132,648	1,415,354
*Live Nation Entertainment, Inc.	94,359	6,395,653
#Lumen Technologies, Inc.	265,953	630,309
#*Madison Square Garden Entertainment Corp.	24,166	779,837
Madison Square Garden Sports Corp.	12,852	2,576,826
*Magnite, Inc.	320,843	3,015,924
*Marchex, Inc., Class B	2,421	4,527
#Marcus Corp. (The)	34,819	610,029
*Match Group, Inc.	112,601	4,154,977
*Meta Platforms, Inc., Class A	987,503	237,316,721
*Netflix, Inc.	54,483	17,975,576
New York Times Co. (The), Class A	147,774	5,874,017
News Corp., Class A	309,810	5,455,754
News Corp., Class B	129,341	2,295,803
Nexstar Media Group, Inc.	55,679	9,657,523
#*Nextplat Corp.	3,994	9,146
Omnicom Group, Inc.	152,911	13,849,149
*Ooma, Inc.	1,935	23,801
#Paramount Global, Class A	5,950	157,437
#Paramount Global, Class B	206,799	4,824,621
*Pinterest, Inc., Class A	96,220	2,213,060
*Playtika Holding Corp.	102,526	1,025,260
*PubMatic, Inc., Class A	37,755	515,733
*QuinStreet, Inc.	41,522	461,309
*Quotient Technology, Inc.	67,515	190,392
*Reading International, Inc., Class A	33,181	107,175
*ROBLOX Corp., Class A	16,164	575,438
*Roku, Inc.	51,298	2,883,461
Saga Communications, Inc., Class A	1,505	33,486
Scholastic Corp.	52,621	2,024,330
*Sciplay Corp., Class A	1,657	28,302
Shenandoah Telecommunications Co.	74,039	1,540,752
Shutterstock, Inc.	31,145	2,086,715
#Sinclair Broadcast Group, Inc., Class A	65,662	1,306,017
#Sirius XM Holdings, Inc.	227,868	865,898
*Snap, Inc., Class A	213,963	1,863,618
*Sphere Entertainment Co.	24,166	680,031
Spok Holdings, Inc.	19,425	237,568
*Spotify Technology SA	28,991	3,873,198
*Stagwell, Inc.	61,231	380,857
*Take-Two Interactive Software, Inc.	73,937	9,189,630
*TechTarget, Inc.	23,713	808,376
TEGNA, Inc.	247,724	4,236,080
Telephone and Data Systems, Inc.	160,592	1,605,920
*Thryv Holdings, Inc.	30,992	696,080
*T-Mobile US, Inc.	185,773	26,732,735
Townsquare Media, Inc., Class A	6,660	63,004

2

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Trade Desk, Inc. (The), Class A	39,907	$2,567,616
*Travelzoo	2,009	14,967
*TripAdvisor, Inc.	110,353	1,956,559
*TrueCar, Inc.	59,412	152,689
*United States Cellular Corp.	34,746	738,005
*Urban One, Inc.	2,136	15,251
*Urban One, Inc.	3,761	21,851
Verizon Communications, Inc.	2,444,708	94,928,012
*Vimeo, Inc.	119,881	394,408
*Walt Disney Co. (The)	465,770	47,741,425
*Warner Bros Discovery, Inc.	838,421	11,410,910
Warner Music Group Corp., Class A	35,572	1,083,879
*WideOpenWest, Inc.	65,801	752,105
#World Wrestling Entertainment, Inc., Class A	38,466	4,122,401
*Yelp, Inc.	80,790	2,417,237
*Zedge, Inc., Class B	1,151	2,279
*Ziff Davis, Inc.	52,798	3,861,646
*ZoomInfo Technologies, Inc.	77,584	1,699,865

TOTAL COMMUNICATION SERVICES		1,165,661,104

CONSUMER DISCRETIONARY — (10.1%)
*1-800-Flowers.com, Inc., Class A	40,428	372,342
*1stdibs.com, Inc.	2,274	8,550
*2U, Inc.	62,570	346,638
Aaron’s Co., Inc. (The)	32,667	436,104
*Abercrombie & Fitch Co.	75,859	1,785,721
Academy Sports & Outdoors, Inc.	97,790	6,211,621
#Acushnet Holdings Corp.	87,602	4,391,488
*Adient PLC	107,174	3,959,008
ADT, Inc.	308,602	2,067,633
#*Adtalem Global Education, Inc.	65,801	2,669,547
Advance Auto Parts, Inc.	62,409	7,834,202
*Airbnb, Inc., Class A	25,539	3,056,252
*Amazon.com, Inc.	2,185,934	230,506,740
AMCON Distributing Co.	116	21,460
*American Axle & Manufacturing Holdings, Inc.	124,334	888,988
American Eagle Outfitters, Inc.	218,368	2,923,948
*American Outdoor Brands, Inc.	8,662	77,438
*American Public Education, Inc.	29,333	167,198
*America’s Car-Mart, Inc.	9,376	753,737
*Aptiv PLC	175,501	18,052,033
Aramark	300,029	10,411,006
#*Arhaus, Inc.	12,511	100,338
Ark Restaurants Corp.	2,015	35,222
#Arko Corp.	98,914	826,921
*Asbury Automotive Group, Inc.	18,359	3,551,732
Autoliv, Inc.	87,495	7,507,946
*AutoNation, Inc.	96,279	12,679,944
*AutoZone, Inc.	2,933	7,811,488
*Bally’s Corp.	978	16,822
*Barnes & Noble Education, Inc.	12,085	18,853
Bassett Furniture Industries, Inc.	6,115	87,750
Bath & Body Works, Inc.	94,434	3,314,633
*Beazer Homes USA, Inc.	41,711	888,861
Best Buy Co., Inc.	305,970	22,800,884
#Big 5 Sporting Goods Corp.	9,804	77,256
#Big Lots, Inc.	36,722	330,131
*Biglari Holdings, Inc., Class A	117	101,152
*Biglari Holdings, Inc., Class B	1,263	218,752

3

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*BJ’s Restaurants, Inc.	37,589	$1,223,146
#Bloomin’ Brands, Inc.	139,069	3,444,739
Bluegreen Vacations Holding Corp.	9,370	269,762
*Booking Holdings, Inc.	11,752	31,569,515
*Boot Barn Holdings, Inc.	38,372	2,780,819
BorgWarner, Inc.	325,294	15,656,400
#*Bowlero Corp.	13,082	191,390
Boyd Gaming Corp.	72,686	5,044,408
*Bright Horizons Family Solutions, Inc.	36,544	2,781,729
*Brinker International, Inc.	43,626	1,741,550
Brunswick Corp.	107,331	9,100,595
Buckle, Inc. (The)	67,692	2,269,713
Build-A-Bear Workshop, Inc.	24,251	562,623
*Burlington Stores, Inc.	56,192	10,834,380
*Caesars Entertainment, Inc.	147,270	6,669,858
Caleres, Inc.	49,348	1,125,134
Canterbury Park Holding Corp.	200	4,500
*Capri Holdings, Ltd.	178,805	7,420,408
#*CarMax, Inc.	202,036	14,148,581
#*Carnival Corp.	497,656	4,583,412
*CarParts.com, Inc.	31,524	149,424
Carriage Services, Inc.	22,948	658,837
*Carrols Restaurant Group, Inc.	26,273	101,151
Carter’s, Inc.	49,146	3,428,916
Cato Corp. (The), Class A	29,850	246,263
*Cavco Industries, Inc.	11,004	3,303,621
Century Communities, Inc.	58,532	3,941,545
#Cheesecake Factory, Inc. (The)	63,662	2,144,773
*Chegg, Inc.	107,828	1,938,747
#*Chewy, Inc., Class A	9,258	287,091
*Chico’s FAS, Inc.	146,646	739,096
#*Children’s Place, Inc. (The)	17,557	520,389
*Chipotle Mexican Grill, Inc.	6,359	13,147,996
Choice Hotels International, Inc.	39,288	5,010,006
Churchill Downs, Inc.	30,497	8,921,287
#*Chuy’s Holdings, Inc.	19,205	669,870
*Citi Trends, Inc.	13,513	233,234
#Clarus Corp.	25,147	244,680
Columbia Sportswear Co.	102,219	8,539,375
*Conn’s, Inc.	32,857	157,056
*Container Store Group, Inc. (The)	44,621	137,879
*Cooper-Standard Holdings, Inc.	2,300	30,935
*Coursera, Inc.	111,300	1,384,572
#Cracker Barrel Old Country Store, Inc.	36,846	3,911,571
*Crocs, Inc.	57,547	7,116,837
Crown Crafts, Inc.	1,756	9,693
*Culp, Inc.	8,793	48,010
Dana, Inc.	264,964	3,918,818
Darden Restaurants, Inc.	91,110	13,842,342
#*Dave & Buster’s Entertainment, Inc.	61,524	2,181,641
*Deckers Outdoor Corp.	36,114	17,310,885
*Delta Apparel, Inc.	11,471	130,655
*Denny’s Corp.	50,305	563,919
#Designer Brands, Inc., Class A	57,701	472,571
*Destination XL Group, Inc.	36,779	161,460
Dick’s Sporting Goods, Inc.	74,122	10,748,431
#Dillard’s, Inc., Class A	33,589	10,022,622
Dine Brands Global, Inc.	11,969	777,147

4

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Domino’s Pizza, Inc.	16,218	$5,148,728
*DoorDash, Inc., Class A	85,006	5,201,517
Dorman Products, Inc.	34,007	2,930,043
DR Horton, Inc.	373,023	40,965,386
*DraftKings, Inc.	223,653	4,900,237
*Duluth Holdings, Inc., Class B	24,411	152,813
eBay, Inc.	457,213	21,228,400
*Educational Development Corp.	2,000	4,220
El Pollo Loco Holdings, Inc.	17,725	165,197
Escalade, Inc.	11,525	174,258
#Ethan Allen Interiors, Inc.	37,689	1,052,654
#*Etsy, Inc.	48,740	4,924,202
#*European Wax Center, Inc., Class A	8,979	169,164
*Everi Holdings, Inc.	19,281	293,071
*Expedia Group, Inc.	50,076	4,705,141
*Fiesta Restaurant Group, Inc.	24,246	194,695
*Five Below, Inc.	44,462	8,775,020
*Flanigan’s Enterprises, Inc.	399	10,984
Flexsteel Industries, Inc.	5,929	102,809
#*Floor & Decor Holdings, Inc., Class A	79,179	7,865,642
#Foot Locker, Inc.	149,174	6,263,816
Ford Motor Co.	1,646,539	19,560,883
*Fossil Group, Inc.	62,310	209,362
*Fox Factory Holding Corp.	50,191	5,564,676
#Franchise Group, Inc.	34,303	1,003,363
*Frontdoor, Inc.	62,060	1,697,962
#*Funko, Inc., Class A	40,746	401,756
#*GameStop Corp., Class A	75,598	1,458,285
#Gap, Inc. (The)	449,125	4,311,600
Garmin, Ltd.	65,464	6,426,601
General Motors Co.	530,905	17,541,101
*Genesco, Inc.	18,869	654,000
Gentex Corp.	278,629	7,687,374
*Gentherm, Inc.	41,217	2,458,594
Genuine Parts Co.	114,725	19,309,365
*G-III Apparel Group, Ltd.	69,774	1,095,452
*Good Times Restaurants, Inc.	3,415	9,016
*Goodyear Tire & Rubber Co. (The)	345,903	3,690,785
*GoPro, Inc., Class A	138,149	591,278
Graham Holdings Co., Class B	4,984	2,868,641
*Grand Canyon Education, Inc.	48,469	5,753,270
*Green Brick Partners, Inc.	34,885	1,300,164
Group 1 Automotive, Inc.	21,606	4,850,115
*GrowGeneration Corp.	6,003	20,530
#Guess?, Inc.	104,203	1,964,227
H&R Block, Inc.	153,294	5,198,200
Hamilton Beach Brands Holding Co., Class A	12,308	123,203
Hanesbrands, Inc.	176,392	924,294
Harley-Davidson, Inc.	154,471	5,730,874
Hasbro, Inc.	95,794	5,672,921
Haverty Furniture Cos., Inc.	21,234	639,993
Haverty Furniture Cos., Inc., Class A	717	21,506
*Helen of Troy, Ltd.	25,980	2,606,833
Hibbett, Inc.	16,670	905,681
*Hilton Grand Vacations, Inc.	166,287	7,117,084
Hilton Worldwide Holdings, Inc.	162,113	23,347,514
Home Depot, Inc. (The)	335,817	100,926,441
Hooker Furnishings Corp.	15,597	246,589

5

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Hovnanian Enterprises, Inc., Class A	2,893	$213,417
*Hyatt Hotels Corp., Class A	26,807	3,064,040
Installed Building Products, Inc.	42,539	5,286,322
International Game Technology PLC	58,091	1,634,681
#*iRobot Corp.	43,486	1,710,304
*J Jill, Inc.	743	18,374
#Jack in the Box, Inc.	29,213	2,707,753
Jerash Holdings US, Inc.	2,214	10,140
Johnson Outdoors, Inc., Class A	11,614	673,612
KB Home	92,536	4,054,928
#Kohl’s Corp.	136,731	3,012,184
#Kontoor Brands, Inc.	62,145	2,807,090
#Krispy Kreme, Inc.	156,517	2,407,231
#*Kura Sushi USA, Inc., Class A	824	56,790
Lakeland Industries, Inc.	8,363	100,774
*Lands’ End, Inc.	36,248	259,898
*Las Vegas Sands Corp.	84,356	5,386,131
Laureate Education, Inc.	212,997	2,639,033
La-Z-Boy, Inc.	58,826	1,690,071
LCI Industries	36,188	4,087,796
Lear Corp.	60,475	7,720,238
*Legacy Housing Corp.	1,500	32,400
#Leggett & Platt, Inc.	201,236	6,501,935
Lennar Corp., Class A	217,228	24,505,491
#Lennar Corp., Class B	14,378	1,406,456
#*Leslie’s, Inc.	49,103	532,768
#Levi Strauss & Co., Class A	114,918	1,661,714
*LGI Homes, Inc.	39,007	4,634,032
#*Life Time Group Holdings, Inc.	65,458	1,360,872
Lifetime Brands, Inc.	32,944	161,426
*Light & Wonder, Inc.	41,282	2,488,892
*Lincoln Educational Services Corp.	2,854	16,639
*Lindblad Expeditions Holdings, Inc.	4,692	53,067
#Lithia Motors, Inc.	25,912	5,723,702
*Live Ventures, Inc.	410	13,017
LKQ Corp.	162,522	9,382,395
*Lovesac Co. (The)	8,621	226,646
Lowe’s Cos., Inc.	118,904	24,711,818
*Lululemon Athletica, Inc.	43,273	16,440,711
*M/I Homes, Inc.	25,321	1,712,712
Macy’s, Inc.	280,797	4,588,223
*Malibu Boats, Inc., Class A	33,913	1,924,563
Marine Products Corp.	18,239	251,151
*MarineMax, Inc.	34,022	990,721
Marriott International, Inc., Class A	105,382	17,845,388
Marriott Vacations Worldwide Corp.	60,585	8,152,318
*MasterCraft Boat Holdings, Inc.	23,269	681,084
*Mattel, Inc.	422,659	7,607,862
McDonald’s Corp.	173,408	51,285,416
MDC Holdings, Inc.	144,676	5,927,376
Meritage Homes Corp.	41,798	5,352,234
MGM Resorts International	191,357	8,595,756
*Modine Manufacturing Co.	39,054	816,619
*Mohawk Industries, Inc.	34,854	3,691,039
Monarch Casino & Resort, Inc.	1,457	101,058
Monro, Inc.	102,029	4,987,178
*Motorcar Parts of America, Inc.	27,933	136,034
Movado Group, Inc.	28,629	733,475

6

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Murphy USA, Inc.	51,994	$14,310,309
Nathan’s Famous, Inc.	4,373	326,444
#*National Vision Holdings, Inc.	101,626	2,138,211
*Nautilus, Inc.	30,375	40,399
Newell Brands, Inc.	402,470	4,890,010
NIKE, Inc., Class B	513,982	65,131,799
Nobility Homes, Inc.	1,052	27,194
*Noodles & Co.	8,565	42,311
#Nordstrom, Inc.	120,101	1,856,761
#*Norwegian Cruise Line Holdings, Ltd.	104,247	1,391,697
*NVR, Inc.	2,495	14,570,800
*ODP Corp. (The)	58,631	2,533,446
*Ollie’s Bargain Outlet Holdings, Inc.	83,787	5,467,102
*ONE Group Hospitality, Inc. (The)	3,889	30,451
*OneSpaWorld Holdings, Ltd.	53,083	636,996
*O’Reilly Automotive, Inc.	10,001	9,174,017
Oxford Industries, Inc.	27,036	2,789,845
Papa John’s International, Inc.	28,233	2,111,546
Patrick Industries, Inc.	55,398	3,801,965
#*Penn Entertainment, Inc.	54,592	1,626,296
#Penske Automotive Group, Inc.	104,436	14,472,741
*Perdoceo Education Corp.	104,439	1,355,618
#*Petco Health & Wellness Co., Inc.	170,783	1,700,999
#PetMed Express, Inc.	22,786	350,221
*Planet Fitness, Inc., Class A	60,993	5,070,958
*Playa Hotels & Resorts NV	307,900	2,866,549
#Polaris, Inc.	59,174	6,429,255
#Pool Corp.	25,991	9,131,158
*Potbelly Corp.	6,746	70,698
PulteGroup, Inc.	362,819	24,363,296
#Purple Innovation, Inc.	27,639	82,088
PVH Corp.	86,575	7,429,001
*Qurate Retail, Inc., Class A	207,866	165,586
#Ralph Lauren Corp.	45,054	5,171,749
RCI Hospitality Holdings, Inc.	12,873	964,188
Red Rock Resorts, Inc., Class A	57,795	2,820,396
*Revolve Group, Inc.	43,040	888,776
#*RH	23,751	6,059,593
Rocky Brands, Inc.	7,308	213,540
Ross Stores, Inc.	323,494	34,526,515
*Royal Caribbean Cruises, Ltd.	97,640	6,388,585
Ruth’s Hospitality Group, Inc.	42,038	679,334
*Sally Beauty Holdings, Inc.	193,501	2,753,519
*SeaWorld Entertainment, Inc.	82,643	4,434,623
Service Corp. International	345,345	24,239,766
*Shake Shack, Inc., Class A	31,737	1,739,505
Shoe Carnival, Inc.	39,007	906,913
Signet Jewelers, Ltd.	59,347	4,366,752
*Six Flags Entertainment Corp.	39,015	946,894
*Skechers USA, Inc., Class A	110,545	5,879,889
*Skyline Champion Corp.	75,802	5,622,234
*Sleep Number Corp.	26,019	586,728
Smith & Wesson Brands, Inc.	60,304	724,854
*Solo Brands, Inc., Class A	23,590	188,484
Sonic Automotive, Inc., Class A	43,309	1,928,117
#*Sonos, Inc.	150,383	3,179,097
*Sportsman’s Warehouse Holdings, Inc.	50,943	316,865
Standard Motor Products, Inc.	25,064	902,555

7

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Starbucks Corp.	159,638	$18,245,027
Steven Madden, Ltd.	161,281	5,651,286
#*Stitch Fix, Inc., Class A	63,794	217,538
*Stoneridge, Inc.	49,465	931,426
Strategic Education, Inc.	25,348	2,230,624
*Strattec Security Corp.	3,604	69,918
*Stride, Inc.	140,713	6,045,030
Superior Group of Cos., Inc.	20,432	159,370
*Superior Industries International, Inc.	17,344	85,159
#*Sweetgreen, Inc., Class A	9,293	73,786
*Sypris Solutions, Inc.	2,285	4,501
*Tandy Leather Factory, Inc.	1,500	6,420
Tapestry, Inc.	629,655	25,696,221
#*Target Hospitality Corp.	7,836	98,812
*Taylor Morrison Home Corp.	169,325	7,296,214
Tempur Sealy International, Inc.	225,439	8,447,199
*Tesla, Inc.	267,195	43,902,810
Texas Roadhouse, Inc.	70,574	7,806,896
#Thor Industries, Inc.	64,974	5,134,245
*Tile Shop Holdings, Inc.	10,800	50,652
*Tilly’s, Inc., Class A	31,750	238,442
TJX Cos, Inc. (The)	552,930	43,581,943
Toll Brothers, Inc.	163,860	10,472,293
*TopBuild Corp.	44,078	9,938,707
*Topgolf Callaway Brands Corp.	253,983	5,630,803
Tractor Supply Co.	98,916	23,581,574
Travel + Leisure Co.	80,293	3,072,813
*TravelCenters of America, Inc.	5,428	467,514
*Tri Pointe Homes, Inc.	222,686	6,386,634
*Udemy, Inc.	5,992	54,467
*Ulta Beauty, Inc.	39,386	21,718,622
*Under Armour, Inc., Class A	66,738	591,966
*Under Armour, Inc., Class C	245,341	1,972,542
*Unifi, Inc.	23,845	209,359
*Universal Electronics, Inc.	11,587	116,449
*Universal Technical Institute, Inc.	16,819	118,742
#Upbound Group, Inc.	122,196	3,257,745
*Urban Outfitters, Inc.	209,262	5,662,630
Vail Resorts, Inc.	41,546	9,992,644
Valvoline, Inc.	168,941	5,836,912
*Vera Bradley, Inc.	49,137	257,478
VF Corp.	155,042	3,645,037
#*Victoria’s Secret & Co.	86,879	2,694,118
*Vince Holding Corp.	1,842	12,618
*Vista Outdoor, Inc.	130,179	3,137,314
*Visteon Corp.	29,326	4,117,077
*VOXX International Corp.	18,466	235,811
#*Wayfair, Inc., Class A	5,510	191,913
Wendy’s Co. (The)	412,800	9,122,880
Weyco Group, Inc.	7,409	201,080
#Whirlpool Corp.	76,000	10,608,840
#Williams-Sonoma, Inc.	123,696	14,972,164
Wingstop, Inc.	23,212	4,644,953
Winmark Corp.	2,730	911,602
#Winnebago Industries, Inc.	49,188	2,859,790
Wolverine World Wide, Inc.	71,296	1,193,495
Wyndham Hotels & Resorts, Inc.	88,294	6,023,417
*Wynn Resorts, Ltd.	32,629	3,728,842

8

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*XPEL, Inc.	13,324	$973,451
#*YETI Holdings, Inc.	64,999	2,564,211
Yum! Brands, Inc.	97,593	13,719,624
*Zumiez, Inc.	31,421	549,396

TOTAL CONSUMER DISCRETIONARY		1,954,015,155

CONSUMER STAPLES — (6.6%)
Albertsons Cos., Inc., Class A	210,692	4,403,463
Alico, Inc.	12,079	284,581
Altria Group, Inc.	316,355	15,030,026
Andersons, Inc. (The)	83,593	3,736,607
Archer-Daniels-Midland Co.	242,718	18,951,421
#B&G Foods, Inc.	32,320	518,413
#*Beauty Health Co. (The)	27,387	313,855
*BellRing Brands, Inc.	118,160	4,252,578
*BJ’s Wholesale Club Holdings, Inc.	192,154	14,674,801
*Boston Beer Co., Inc. (The), Class A	8,083	2,566,433
*Bridgford Foods Corp.	2,509	32,354
Brown-Forman Corp., Class A	21,343	1,406,077
Brown-Forman Corp., Class B	129,370	8,420,693
Bunge, Ltd.	117,157	10,965,895
Calavo Growers, Inc.	18,054	577,006
Cal-Maine Foods, Inc.	60,090	2,854,275
Campbell Soup Co.	193,256	10,493,801
Casey’s General Stores, Inc.	51,101	11,692,931
#*Celsius Holdings, Inc.	9,967	952,546
*Central Garden & Pet Co.	13,355	491,998
*Central Garden & Pet Co., Class A	51,627	1,823,982
*Chefs’ Warehouse, Inc. (The)	57,990	1,928,747
Church & Dwight Co., Inc.	115,450	11,212,504
#Clorox Co. (The)	49,769	8,242,742
Coca-Cola Co. (The)	1,229,618	78,879,995
Coca-Cola Consolidated, Inc.	11,153	6,574,247
Colgate-Palmolive Co.	251,046	20,033,471
Conagra Brands, Inc.	196,314	7,452,079
Constellation Brands, Inc., Class A	39,558	9,077,374
Costco Wholesale Corp.	156,170	78,587,867
*Coty, Inc., Class A	429,197	5,094,568
*Darling Ingredients, Inc.	252,262	15,027,247
Dollar General Corp.	81,913	18,140,453
*Dollar Tree, Inc.	213,536	32,822,619
*Duckhorn Portfolio, Inc. (The)	91,264	1,378,086
Edgewell Personal Care Co.	64,943	2,836,061
*elf Beauty, Inc.	54,152	5,023,140
Energizer Holdings, Inc.	86,532	2,892,765
Estee Lauder Cos, Inc. (The)	56,542	13,950,042
*Farmer Bros. Co.	16,391	46,714
Flowers Foods, Inc.	249,726	6,869,962
Fresh Del Monte Produce, Inc.	120,843	3,469,403
#*Freshpet, Inc.	44,108	3,042,129
General Mills, Inc.	216,508	19,189,104
#*Grocery Outlet Holding Corp.	99,842	2,973,295
*Hain Celestial Group, Inc. (The)	165,738	2,971,682
*Herbalife, Ltd.	67,279	999,766
Hershey Co. (The)	65,219	17,808,700
*HF Foods Group, Inc.	1,975	7,742
*Honest Co., Inc. (The)	21,859	36,286
Hormel Foods Corp.	163,633	6,617,319
*Hostess Brands, Inc.	210,932	5,433,608

9

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Ingles Markets, Inc., Class A	18,559	$1,708,170
Ingredion, Inc.	70,508	7,485,834
Inter Parfums, Inc.	41,622	6,317,803
J & J Snack Foods Corp.	21,100	3,232,520
J M Smucker Co. (The)	53,485	8,258,619
John B Sanfilippo & Son, Inc.	11,321	1,176,818
Kellogg Co.	296,834	20,710,108
Keurig Dr Pepper, Inc.	89,855	2,938,259
Kimberly-Clark Corp.	105,509	15,287,199
Kraft Heinz Co. (The)	197,448	7,753,783
Kroger Co. (The)	897,067	43,624,368
#Lamb Weston Holdings, Inc.	138,505	15,486,244
Lancaster Colony Corp.	22,775	4,762,708
Lifevantage Corp.	2,683	8,854
*Lifeway Foods, Inc.	2,257	13,542
#Limoneira Co.	1,269	21,205
Mannatech, Inc.	736	9,001
McCormick & Co., Inc.	3,018	261,661
McCormick & Co., Inc.	127,807	11,227,845
Medifast, Inc.	20,295	1,860,037
MGP Ingredients, Inc.	30,727	3,032,140
*Mission Produce, Inc.	1,564	17,814
Molson Coors Beverage Co., Class B	133,891	7,963,837
Mondelez International, Inc., Class A	272,836	20,931,978
*Monster Beverage Corp.	113,774	6,371,344
*National Beverage Corp.	53,316	2,649,805
*Natural Alternatives International, Inc.	5,470	48,738
Natural Grocers by Vitamin Cottage, Inc.	18,003	194,252
*Nature’s Sunshine Products, Inc.	22,053	241,701
Nu Skin Enterprises, Inc., Class A	73,580	2,903,467
Oil-Dri Corp. of America	5,619	238,133
*Olaplex Holdings, Inc.	75,525	279,442
PepsiCo., Inc.	686,715	131,087,026
*Performance Food Group Co.	136,362	8,548,534
Philip Morris International, Inc.	259,830	25,975,205
*Pilgrim’s Pride Corp.	115,967	2,645,207
*Post Holdings, Inc.	125,085	11,318,942
PriceSmart, Inc.	42,180	3,107,822
Procter & Gamble Co. (The)	1,060,209	165,795,483
#Reynolds Consumer Products, Inc.	72,358	2,028,195
*Rocky Mountain Chocolate Factory, Inc.	4,490	24,156
Seaboard Corp.	667	2,628,694
*Seneca Foods Corp.	283	13,409
*Seneca Foods Corp., Class A	8,682	413,263
*Simply Good Foods Co. (The)	123,456	4,490,095
*Sovos Brands, Inc.	57,767	990,704
SpartanNash Co.	61,333	1,503,885
Spectrum Brands Holdings, Inc.	64,917	4,316,981
*Sprouts Farmers Market, Inc.	131,833	4,569,332
Sysco Corp.	267,484	20,526,722
Target Corp.	257,736	40,657,854
*Thorne Healthtech, Inc.	5,714	25,199
Tootsie Roll Industries, Inc.	38,523	1,574,832
*TreeHouse Foods, Inc.	77,278	4,115,054
Turning Point Brands, Inc.	16,936	402,907
Tyson Foods, Inc., Class A	233,596	14,597,414
*United Natural Foods, Inc.	106,381	2,901,010
United-Guardian, Inc.	1,431	13,781

10

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Universal Corp.	39,300	$2,157,177
#*Upexi, Inc.	2,312	9,179
*US Foods Holding Corp.	185,200	7,111,680
*USANA Health Sciences, Inc.	30,401	2,017,714
Utz Brands, Inc.	51,280	969,705
Vector Group, Ltd.	111,059	1,414,892
Village Super Market, Inc., Class A	14,592	319,419
*Vital Farms, Inc.	25,807	332,394
Walgreens Boots Alliance, Inc.	434,471	15,315,103
Walmart, Inc.	569,406	85,963,224
#WD-40 Co.	15,177	2,889,701
Weis Markets, Inc.	38,893	3,208,284
*Willamette Valley Vineyards, Inc.	1,711	10,386

TOTAL CONSUMER STAPLES		1,276,071,246

ENERGY — (6.2%)
Adams Resources & Energy, Inc.	3,385	128,969
*Amplify Energy Corp.	4,909	33,921
Antero Midstream Corp.	844,912	9,091,253
*Antero Resources Corp.	290,228	6,672,342
APA Corp.	127,139	4,685,072
#Arch Resources, Inc.	19,212	2,348,667
Archrock, Inc.	410,716	4,226,268
Ardmore Shipping Corp.	65,540	962,783
Baker Hughes Co.	400,227	11,702,637
*Battalion Oil Corp.	1,202	8,462
Berry Corp.	65,872	503,262
*Bristow Group, Inc.	19,240	430,399
Cactus, Inc., Class A	29,267	1,184,728
California Resources Corp.	96,314	3,900,717
*Callon Petroleum Co.	66,242	2,195,260
#*Centrus Energy Corp., Class A	9,251	271,054
ChampionX Corp.	153,878	4,167,016
Cheniere Energy, Inc.	123,209	18,850,977
Chesapeake Energy Corp.	140,584	11,623,485
Chevron Corp.	678,294	114,346,803
Chord Energy Corp.	44,393	6,318,456
#Civitas Resources, Inc.	60,420	4,172,001
#*Clean Energy Fuels Corp.	507,361	2,166,431
*CNX Resources Corp.	326,200	5,065,886
#Comstock Resources, Inc.	302,884	3,483,166
ConocoPhillips	800,372	82,350,275
CONSOL Energy, Inc.	40,451	2,400,362
#Core Laboratories NV	22,511	506,723
Coterra Energy, Inc.	730,068	18,689,741
Crescent Energy Co., Class A	2,272	26,401
CVR Energy, Inc.	108,318	2,853,096
Delek US Holdings, Inc.	96,277	2,094,025
*Denbury, Inc.	65,968	6,160,092
Devon Energy Corp.	663,717	35,462,399
DHT Holdings, Inc.	306,417	2,907,897
Diamondback Energy, Inc.	189,511	26,948,464
*DMC Global, Inc.	12,839	243,171
Dorian LPG, Ltd.	71,287	1,583,997
*Dril-Quip, Inc.	41,303	1,126,746
DT Midstream, Inc.	127,454	6,279,659
#*Earthstone Energy, Inc., Class A	26,999	366,106
*Empire Petroleum Corp.	2,249	24,402
Energy Services of America Corp.	3,291	6,582

11

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
EnLink Midstream LLC	535,215	$5,250,459
EOG Resources, Inc.	380,635	45,474,463
Epsilon Energy, Ltd.	1,800	9,648
EQT Corp.	212,634	7,408,169
Equitrans Midstream Corp.	524,514	2,701,247
Evolution Petroleum Corp.	31,828	209,747
*Expro Group Holdings NV	80,941	1,609,917
Exxon Mobil Corp.	2,043,110	241,781,637
*Forum Energy Technologies, Inc.	565	12,520
*Geospace Technologies Corp.	18,805	135,772
*Green Plains, Inc.	60,072	2,052,660
*Gulf Island Fabrication, Inc.	3,463	12,051
*Gulfport Energy Corp.	17,006	1,538,363
*Hallador Energy Co.	498	4,004
Halliburton Co.	589,477	19,305,372
*Helix Energy Solutions Group, Inc.	243,422	1,764,810
Helmerich & Payne, Inc.	180,987	6,001,529
Hess Corp.	257,650	37,374,709
HF Sinclair Corp.	253,034	11,161,330
International Seaways, Inc.	87,209	3,472,662
Kinder Morgan, Inc.	757,720	12,994,898
#Kinetik Holdings, Inc.	13,428	413,582
*Kosmos Energy, Ltd.	549,039	3,513,850
#*Laredo Petroleum, Inc.	22,130	1,029,709
Liberty Energy, Inc.	268,131	3,434,758
*Lightbridge Corp.	2,225	8,166
#Magnolia Oil & Gas Corp., Class A	277,497	5,860,737
*Mammoth Energy Services, Inc.	5,131	18,933
Marathon Oil Corp.	550,028	13,288,676
Marathon Petroleum Corp.	371,810	45,360,820
Matador Resources Co.	182,894	8,967,293
Mexco Energy Corp.	463	5,482
Murphy Oil Corp.	182,944	6,715,874
*Nabors Industries, Ltd.	10,345	1,031,810
NACCO Industries, Inc., Class A	7,344	265,265
*National Energy Services Reunited Corp.	18,620	56,791
*Natural Gas Services Group, Inc.	18,435	189,881
*NCS Multistage Holdings, Inc.	425	8,776
#New Fortress Energy, Inc.	47,252	1,431,263
*Newpark Resources, Inc.	147,000	588,000
*NexTier Oilfield Solutions, Inc.	255,754	2,066,492
#*Nine Energy Service, Inc.	6,050	23,353
*Noble Corp. PLC	45,694	1,756,934
Nordic American Tankers, Ltd.	257,826	910,126
#Northern Oil and Gas, Inc.	50,068	1,660,756
NOV, Inc.	286,239	4,794,503
#Occidental Petroleum Corp.	589,803	36,290,579
*Oceaneering International, Inc.	186,417	3,305,173
*Oil States International, Inc.	86,700	610,368
ONEOK, Inc.	410,229	26,833,079
*Overseas Shipholding Group, Inc., Class A	3,086	11,850
Ovintiv, Inc.	258,576	9,329,422
*Par Pacific Holdings, Inc.	130,196	3,050,492
Patterson-UTI Energy, Inc.	320,550	3,586,955
PBF Energy, Inc., Class A	147,645	5,146,905
PDC Energy, Inc.	115,692	7,525,765
#*Peabody Energy Corp.	174,557	4,192,859
#Permian Resources Corp.	436,726	4,563,787

12

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Phillips 66	140,902	$13,949,298
PHX Minerals, Inc.	4,450	12,060
Pioneer Natural Resources Co.	92,784	20,185,159
*PrimeEnergy Resources Corp.	892	77,055
*ProPetro Holding Corp.	158,524	1,100,157
Range Resources Corp.	318,472	8,423,584
*Ranger Energy Services, Inc.	1,276	14,291
Ranger Oil Corp.	11,561	476,313
*REX American Resources Corp.	28,482	805,756
#*Ring Energy, Inc.	38,942	70,485
#RPC, Inc.	193,411	1,429,307
*SandRidge Energy, Inc.	25,920	367,286
Schlumberger, Ltd.	320,736	15,828,322
Scorpio Tankers, Inc.	84,080	4,393,180
*SEACOR Marine Holdings, Inc.	14,816	123,565
Select Energy Services, Inc., Class A	90,244	670,513
SFL Corp., Ltd.	420,769	3,824,790
#*SilverBow Resources, Inc.	17,838	425,436
#Sitio Royalties Corp., Class A	65,116	1,653,296
SM Energy Co.	175,094	4,916,640
Solaris Oilfield Infrastructure, Inc., Class A	41,228	316,631
*Southwestern Energy Co.	959,071	4,977,579
*Stabilis Solutions, Inc.	45	145
*Talos Energy, Inc.	87,033	1,186,260
Targa Resources Corp.	158,120	11,942,804
*TechnipFMC PLC	720,150	9,858,854
*Teekay Corp.	75,619	427,247
*Teekay Tankers, Ltd., Class A	45,088	1,825,613
*TETRA Technologies, Inc.	82,411	234,871
Texas Pacific Land Corp.	2,863	4,230,512
*Tidewater, Inc.	54,610	2,459,088
#*Transocean, Ltd.	719,854	4,247,139
*US Silica Holdings, Inc.	134,496	1,755,173
VAALCO Energy, Inc.	22,289	95,397
*Valaris, Ltd.	52,359	3,141,540
Valero Energy Corp.	221,539	25,403,877
#Vitesse Energy, Inc.	22,490	413,816
*W&T Offshore, Inc.	124,981	546,167
*Weatherford International PLC	71,670	4,632,032
Williams Cos, Inc. (The)	444,332	13,445,486
World Fuel Services Corp.	120,535	2,849,447

TOTAL ENERGY		1,189,431,355

FINANCIALS — (15.2%)
1st Source Corp.	38,688	1,612,516
*Acacia Research Corp.	60,964	234,711
#ACNB Corp.	7,164	217,284
Affiliated Managers Group, Inc.	61,547	8,886,156
*Affinity Bancshares, Inc.	840	12,398
#*Affirm Holdings, Inc.	17,186	169,454
Aflac, Inc.	312,111	21,800,953
Allstate Corp. (The)	265,333	30,714,948
Ally Financial, Inc.	367,161	9,685,707
#Amalgamated Financial Corp.	27,511	447,879
A-Mark Precious Metals, Inc.	29,970	1,072,926
*Ambac Financial Group, Inc.	34,613	552,077
Amerant Bancorp, Inc.	24,031	446,977
American Equity Investment Life Holding Co.	131,336	5,061,689
American Express Co.	422,884	68,228,105

13

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
American Financial Group, Inc.	121,449	$14,905,436
American International Group, Inc.	327,031	17,345,724
#American National Bankshares, Inc.	7,541	217,859
Ameriprise Financial, Inc.	149,766	45,696,602
Ameris BanCorp	97,891	3,279,349
AMERISAFE, Inc.	22,861	1,272,215
AmeriServ Financial, Inc.	3,367	9,798
Ames National Corp.	7,900	152,154
Aon PLC, Class A	95,214	30,961,689
Apollo Global Management, Inc.	148,823	9,433,890
*Arch Capital Group, Ltd.	190,654	14,312,396
Ares Management Corp., Class A	34,468	3,019,052
Argo Group International Holdings, Ltd.	34,023	1,000,616
Arrow Financial Corp.	17,814	384,604
Arthur J Gallagher & Co.	102,792	21,386,904
Artisan Partners Asset Management, Inc., Class A	54,657	1,894,958
*Ashford, Inc.	100	1,040
*AssetMark Financial Holdings, Inc.	42,526	1,304,698
Associated Banc-Corp.	171,987	3,066,528
Associated Capital Group, Inc., Class A	2,487	92,840
Assurant, Inc.	70,330	8,659,733
Assured Guaranty, Ltd.	106,909	5,759,188
Atlantic Union Bankshares Corp.	180,604	5,168,886
#*Atlanticus Holdings Corp.	14,116	411,623
Auburn National BanCorp, Inc.	2,087	46,018
*AvidXchange Holdings, Inc.	120,066	892,090
Axis Capital Holdings, Ltd.	160,941	9,099,604
*Axos Financial, Inc.	108,960	4,431,403
#B. Riley Financial, Inc.	13,365	420,998
Banc of California, Inc.	112,767	1,279,905
BancFirst Corp.	41,614	3,324,542
*Bancorp, Inc. (The)	137,044	4,373,074
Bank of America Corp.	2,702,101	79,117,517
#Bank of Hawaii Corp.	48,271	2,337,765
Bank of Marin BanCorp	22,004	387,931
Bank of New York Mellon Corp. (The)	609,230	25,947,106
Bank of NT Butterfield & Son, Ltd. (The)	90,203	2,320,923
Bank of South Carolina Corp.	800	11,360
Bank of the James Financial Group, Inc.	735	7,034
#Bank OZK	262,487	9,376,036
Bank7 Corp.	512	12,278
BankFinancial Corp.	20,625	170,672
BankUnited, Inc.	133,413	3,008,463
Bankwell Financial Group, Inc.	5,396	125,511
Banner Corp.	48,857	2,438,941
Bar Harbor Bankshares	13,636	338,173
BayCom Corp.	14,528	242,327
BCB BanCorp, Inc.	19,862	234,372
*Berkshire Hathaway, Inc., Class B	566,923	186,262,552
Berkshire Hills BanCorp, Inc.	101,588	2,160,777
BGC Partners, Inc., Class A	218,244	988,645
BlackRock, Inc.	33,204	22,286,525
Blackstone, Inc.	124,859	11,153,654
*Block, Inc.	124,112	7,544,768
*Blucora, Inc.	50,713	1,286,589
*Blue Foundry Bancorp	2,748	26,436
Blue Ridge Bankshares, Inc.	1,575	15,230
BOK Financial Corp.	53,413	4,479,748

14

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Bread Financial Holdings, Inc.	70,776	$1,953,418
*Bridgewater Bancshares, Inc.	17,270	171,837
#*Brighthouse Financial, Inc.	92,374	4,082,931
Brightsphere Investment Group, Inc.	39,310	887,620
Brookline BanCorp, Inc.	130,407	1,244,083
Brown & Brown, Inc.	158,169	10,184,502
*BRP Group, Inc., Class A	24,753	623,528
Business First Bancshares, Inc.	1,176	18,134
Byline Bancorp, Inc.	25,419	491,858
C&F Financial Corp.	2,604	138,663
Cadence Bank	455,850	9,217,287
*California BanCorp	546	9,642
#Cambridge Bancorp	6,507	336,087
Camden National Corp.	24,444	780,986
*Cannae Holdings, Inc.	98,489	1,796,439
*Cantaloupe, Inc.	4,652	25,633
Capital Bancorp, Inc.	1,405	23,674
Capital City Bank Group, Inc.	17,863	544,107
Capital One Financial Corp.	212,133	20,640,541
#Capitol Federal Financial, Inc.	471,966	2,926,189
Capstar Financial Holdings, Inc.	16,618	222,349
Carlyle Group, Inc. (The)	251,122	7,616,530
*Carter Bankshares, Inc.	8,424	108,248
*Carver Bancorp, Inc.	1,963	8,834
Cass Information Systems, Inc.	17,938	656,172
Cathay General BanCorp	104,022	3,315,181
CB Financial Services, Inc.	611	13,152
Cboe Global Markets, Inc.	53,131	7,422,401
*CCUR Holdings, Inc.	1	3,300
Central Pacific Financial Corp.	41,240	654,891
Central Valley Community Bancorp	13,686	199,816
CF Bankshares, Inc.	2,288	38,759
Charles Schwab Corp. (The)	454,409	23,738,326
Chemung Financial Corp.	3,869	155,340
Chubb, Ltd.	100,129	20,182,001
Cincinnati Financial Corp.	76,281	8,119,350
Citigroup, Inc.	491,251	23,123,185
Citizens & Northern Corp.	10,177	194,381
Citizens Community BanCorp, Inc.	5,226	52,678
Citizens Financial Group, Inc.	207,094	6,407,488
#Citizens Financial Services, Inc.	154	13,335
Citizens Holding Co.	2,051	26,335
City Holding Co.	34,605	3,155,630
Civista Bancshares, Inc.	15,075	239,240
CME Group, Inc.	56,287	10,456,436
CNA Financial Corp.	25,310	984,812
CNB Financial Corp.	12,109	227,165
CNO Financial Group, Inc.	150,105	3,368,356
*Coastal Financial Corp.	4,886	177,118
Codorus Valley BanCorp, Inc.	10,782	211,974
Cohen & Co., Inc.	352	2,284
Cohen & Steers, Inc.	55,277	3,319,937
#*Coinbase Global, Inc., Class A	57,401	3,087,600
Colony Bankcorp, Inc.	5,329	52,651
Columbia Banking System, Inc.	301,429	6,438,523
#*Columbia Financial, Inc.	80,767	1,355,270
Comerica, Inc.	141,670	6,144,228
Commerce Bancshares, Inc.	133,087	7,432,909

15

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Community Bank System, Inc.	75,122	$3,753,095
Community Financial Corp. (The)	4,091	124,776
Community Trust BanCorp, Inc.	23,508	846,523
Community West Bancshares	5,667	71,178
ConnectOne BanCorp, Inc.	52,997	836,293
#*Consumer Portfolio Services, Inc.	22,519	234,423
Crawford & Co., Class A	47,269	426,839
Crawford & Co., Class B	20,524	167,271
#*Credit Acceptance Corp.	20,535	10,051,883
*CrossFirst Bankshares, Inc.	13,094	131,333
Cullen/Frost Bankers, Inc.	50,153	5,529,368
*Customers BanCorp, Inc.	45,837	1,001,080
CVB Financial Corp.	175,988	2,634,540
Diamond Hill Investment Group, Inc.	3,687	597,736
Dime Community Bancshares, Inc.	70,699	1,456,399
Discover Financial Services	321,350	33,250,085
Donegal Group, Inc., Class A	33,874	476,946
Donegal Group, Inc., Class B	1,947	28,426
*Donnelley Financial Solutions, Inc.	47,966	2,074,530
Eagle BanCorp Montana, Inc.	4,900	68,698
Eagle BanCorp, Inc.	64,996	1,631,400
East West Bancorp, Inc.	291,263	15,055,384
Eastern Bankshares, Inc.	189,543	2,208,176
*eHealth, Inc.	1,819	10,914
Employers Holdings, Inc.	41,530	1,644,173
#Enact Holdings, Inc.	40,237	971,321
#*Encore Capital Group, Inc.	58,492	3,005,319
*Enova International, Inc.	102,898	4,519,280
*Enstar Group, Ltd.	20,749	4,992,209
Enterprise Bancorp, Inc.	7,524	216,992
Enterprise Financial Services Corp.	43,446	1,857,751
Equitable Holdings, Inc.	588,493	15,294,933
Equity Bancshares, Inc., Class A	16,155	380,450
Erie Indemnity Co., Class A	26,239	5,702,522
Esquire Financial Holdings, Inc.	4,767	184,292
Essa BanCorp, Inc.	7,776	125,116
Essent Group, Ltd.	177,334	7,531,375
*Euronet Worldwide, Inc.	75,675	8,380,250
Evans BanCorp, Inc.	4,468	137,838
Evercore, Inc.	62,283	7,104,622
Everest Re Group, Ltd.	34,054	12,872,412
EVERTEC, Inc.	85,847	2,978,032
#*EZCORP, Inc., Class A	70,343	605,653
F&G Annuities & Life, Inc.	22,456	411,618
FactSet Research Systems, Inc.	21,422	8,819,223
#Farmers & Merchants BanCorp, Inc.	8,235	187,758
Farmers National Banc Corp.	24,470	286,054
FB Financial Corp.	97,339	2,864,687
Federal Agricultural Mortgage Corp., Class A	695	76,933
Federal Agricultural Mortgage Corp., Class C	11,526	1,536,301
Federated Hermes, Inc.	115,930	4,798,343
*FFBW, Inc.	875	9,450
Fidelity D&D Bancorp, Inc.	555	24,026
Fidelity National Financial, Inc.	442,969	15,720,970
Fidelity National Information Services, Inc.	200,990	11,802,133
Fifth Third Bancorp	607,541	15,917,574
Financial Institutions, Inc.	29,608	517,548
Finward Bancorp	200	5,900

16

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Finwise Bancorp	2,402	$20,297
First American Financial Corp.	144,892	8,347,228
First BanCorp	376,076	4,418,893
First BanCorp, Inc. (The)	11,320	279,604
First Bancorp/Southern Pines NC	100,476	3,092,651
First Bancshares, Inc. (The)	19,505	489,575
#First Bank Hamilton NJ	13,632	132,367
First Busey Corp.	141,022	2,563,780
First Business Financial Services, Inc.	7,196	206,453
#First Capital, Inc.	2,028	49,098
First Citizens BancShares, Inc., Class A	14,481	14,584,974
First Commonwealth Financial Corp.	402,514	5,023,375
First Community Bankshares, Inc.	28,683	671,469
#First Community Corp.	5,860	124,408
First Financial BanCorp	142,221	2,943,975
First Financial Bankshares, Inc.	188,629	5,519,285
First Financial Corp/IN	8,847	305,664
First Financial Northwest, Inc.	13,447	163,381
First Foundation, Inc.	43,094	271,061
#First Guaranty Bancshares, Inc.	2,269	30,836
First Hawaiian, Inc.	140,166	2,678,572
First Horizon Corp.	533,202	9,357,695
First Internet BanCorp	11,894	174,961
First Interstate BancSystem, Inc., Class A	89,692	2,295,218
First Merchants Corp.	102,550	2,992,409
First Mid Bancshares, Inc.	13,169	347,135
First National Corp.	699	10,170
First Northwest BanCorp	7,811	96,388
First of Long Island Corp. (The)	28,802	336,983
First Savings Financial Group, Inc.	3,174	47,388
*First Seacoast BanCorp, Inc.	967	8,278
First United Corp.	5,001	74,865
First US Bancshares, Inc.	1,038	7,370
*First Western Financial, Inc.	1,300	23,088
FirstCash Holdings, Inc.	57,473	5,921,443
*Fiserv, Inc.	111,203	13,580,110
Five Star Bancorp	602	12,799
*FleetCor Technologies, Inc.	56,661	12,120,921
Flushing Financial Corp.	56,788	683,160
*Flywire Corp.	51,407	1,499,542
FNB Corp.	655,382	7,523,785
FNCB Bancorp, Inc.	2,322	14,629
Franklin Financial Services Corp.	1,228	35,637
#Franklin Resources, Inc.	123,564	3,321,400
FS BanCorp, Inc.	8,768	262,251
Fulton Financial Corp.	317,430	3,786,940
*FVCBankcorp, Inc.	2,651	25,476
*Genworth Financial, Inc.	745,720	4,332,633
German American Bancorp, Inc.	35,406	1,029,252
Glacier BanCorp, Inc.	149,412	4,964,961
Global Payments, Inc.	144,603	16,298,204
Globe Life, Inc.	131,421	14,261,807
Goldman Sachs Group, Inc. (The)	103,213	35,447,473
*Goosehead Insurance, Inc., Class A	9,105	523,538
Great Southern BanCorp, Inc.	20,309	1,033,322
*Green Dot Corp., Class A	89,450	1,537,645
Greene County BanCorp, Inc.	716	14,714
Greenhill & Co., Inc.	2,618	18,588

17

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Greenlight Capital Re, Ltd., Class A	11,159	$109,135
Guaranty Bancshares, Inc.	8,599	207,322
Hamilton Lane, Inc., Class A	23,534	1,733,985
Hancock Whitney Corp.	160,406	5,858,027
Hanmi Financial Corp.	43,283	699,453
Hanover Insurance Group, Inc. (The)	61,114	7,306,790
HarborOne BanCorp, Inc.	38,409	412,897
Hartford Financial Services Group, Inc. (The)	304,716	21,631,789
Hawthorn Bancshares, Inc.	3,867	85,538
HBT Financial, Inc.	550	9,702
#HCI Group, Inc.	14,327	725,806
Heartland Financial USA, Inc.	45,668	1,486,950
Heritage Commerce Corp.	33,604	285,634
Heritage Financial Corp.	57,417	1,011,113
*Heritage Global, Inc.	8,774	25,357
Hilltop Holdings, Inc.	114,962	3,566,121
#Hingham Institution For Savings (The)	2,186	425,308
HMN Financial, Inc.	3,012	54,577
Home BanCorp, Inc.	8,231	257,877
Home BancShares, Inc.	338,688	7,373,238
Home Federal Bancorp, Inc.	603	11,210
HomeStreet, Inc.	30,554	298,207
HomeTrust Bancshares, Inc.	6,636	138,493
Hope BanCorp, Inc.	335,938	3,057,036
Horace Mann Educators Corp.	125,818	3,935,587
Horizon BanCorp, Inc.	72,516	763,593
Houlihan Lokey, Inc.	60,899	5,564,951
Huntington Bancshares, Inc.	903,934	10,124,061
*HV Bancorp, Inc.	97	3,020
*I3 Verticals, Inc., Class A	14,219	330,592
IF BanCorp, Inc.	723	10,700
Independent Bank Corp.	68,079	3,812,424
Independent Bank Corp./MI	32,642	581,680
Independent Bank Group, Inc.	65,623	2,387,365
Interactive Brokers Group, Inc.	70,435	5,483,365
Intercontinental Exchange, Inc.	110,863	12,076,307
International Bancshares Corp.	99,135	4,230,090
*International Money Express, Inc.	47,435	1,222,874
#Invesco, Ltd.	360,982	6,183,622
Investar Holding Corp.	492	6,603
Investors Title Co.	2,911	433,099
Jack Henry & Associates, Inc.	52,375	8,554,932
#Jackson Financial, Inc., Class A	65,259	2,349,977
James River Group Holdings, Ltd.	39,098	761,238
Janus Henderson Group PLC	138,077	3,583,098
Jefferies Financial Group, Inc.	195,246	6,253,729
JPMorgan Chase & Co.	1,236,479	170,930,857
Kearny Financial Corp.	129,817	1,011,274
Kemper Corp.	60,631	2,949,698
Kentucky First Federal BanCorp	1,549	9,449
KeyCorp.	459,155	5,170,085
Kinsale Capital Group, Inc.	10,925	3,569,307
KKR & Co., Inc.	76,707	4,070,840
Lake Shore BanCorp, Inc.	1,022	11,048
Lakeland BanCorp, Inc.	54,904	787,323
Lakeland Financial Corp.	37,978	1,924,345
Landmark BanCorp, Inc.	2,992	60,588
Lazard, Ltd., Class A	112,185	3,511,391

18

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
LCNB Corp.	13,150	$201,195
#*Lemonade, Inc.	9,617	104,248
*LendingClub Corp.	109,055	783,015
*LendingTree, Inc.	6,821	162,544
Limestone BanCorp, Inc.	1,427	33,420
Lincoln National Corp.	98,654	2,143,751
Live Oak Bancshares, Inc.	82,484	1,943,323
Loews Corp.	113,570	6,538,225
LPL Financial Holdings, Inc.	114,172	23,843,680
Luther Burbank Corp.	3,141	28,395
M&T Bank Corp.	89,314	11,235,701
#Macatawa Bank Corp.	37,604	351,597
Magyar Bancorp, Inc.	1,232	12,677
MainStreet Bancshares, Inc.	1,520	32,665
*Malvern Bancorp, Inc.	4,644	67,617
*Markel Corp.	6,298	8,619,002
MarketAxess Holdings, Inc.	22,221	7,074,500
*Marqeta, Inc., Class A	365,466	1,480,137
Marsh & McLennan Cos., Inc.	211,291	38,072,525
Mastercard, Inc., Class A	377,859	143,597,756
*MBIA, Inc.	125,769	1,265,236
Mercantile Bank Corp.	29,683	832,905
Merchants BanCorp	6,252	145,046
Mercury General Corp.	49,926	1,518,250
Meridian Corp.	4,326	40,448
MetLife, Inc.	208,431	12,783,073
Metrocity Bankshares, Inc.	2,840	46,434
*Metropolitan Bank Holding Corp.	5,279	169,403
MGIC Investment Corp.	375,582	5,584,904
Mid Penn BanCorp, Inc.	532	12,034
Middlefield Banc Corp.	4,154	112,947
Midland States BanCorp, Inc.	24,384	487,680
Mid-Southern Bancorp, Inc.	770	8,816
*Midwest Holding, Inc.	499	6,826
MidWestOne Financial Group, Inc.	12,888	266,782
Moelis & Co., Class A	72,179	2,734,141
#*MoneyGram International, Inc.	36,366	369,479
Moody’s Corp.	56,608	17,725,097
Morgan Stanley	670,900	60,360,873
Morningstar, Inc.	47,261	8,427,109
*Mr. Cooper Group, Inc.	20,109	931,047
MSCI, Inc.	51,726	24,955,209
MVB Financial Corp.	13,365	243,911
Nasdaq, Inc.	317,887	17,601,403
National Bank Holdings Corp., Class A	53,590	1,704,162
National Bankshares, Inc.	2,744	82,896
National Western Life Group, Inc., Class A	3,472	885,291
#Navient Corp.	239,263	3,957,410
#NBT BanCorp, Inc.	102,274	3,297,314
Nelnet, Inc., Class A	32,861	3,164,514
#*NerdWallet, Inc., Class A	9,067	123,039
New York Community BanCorp, Inc.	1,005,294	10,746,593
*NI Holdings, Inc.	9,028	121,788
*Nicolet Bankshares, Inc.	17,988	1,030,892
*NMI Holdings, Inc., Class A	101,306	2,370,560
Northeast Bank	6,510	239,893
Northern Trust Corp.	112,243	8,772,913
Northfield BanCorp, Inc.	83,811	873,311

19

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Northrim BanCorp, Inc.	6,426	$222,018
Northwest Bancshares, Inc.	325,749	3,808,006
Norwood Financial Corp.	4,164	111,928
#Oak Valley Bancorp	4,855	125,210
OceanFirst Financial Corp.	111,941	1,791,056
Oconee Federal Financial Corp.	400	7,852
*Ocwen Financial Corp.	2,800	80,640
OFG BanCorp	147,506	3,771,728
Ohio Valley Banc Corp.	4,777	109,871
Old National Bancorp	330,240	4,428,518
Old Point Financial Corp.	2,663	57,521
Old Republic International Corp.	245,962	6,215,460
Old Second Bancorp, Inc.	10,590	130,151
#OneMain Holdings, Inc.	270,183	10,366,922
OP Bancorp	2,353	21,389
#*Open Lending Corp., Class A	96,032	675,105
Oppenheimer Holdings, Inc., Class A	10,148	379,434
*OptimumBank Holdings, Inc.	1,400	4,200
Origin BanCorp, Inc.	22,454	660,821
Orrstown Financial Services, Inc.	9,323	178,722
*Oscar Health, Inc., Class A	108,382	729,411
Pacific Premier BanCorp, Inc.	126,142	2,805,398
#PacWest BanCorp	23,444	237,957
*Palomar Holdings, Inc.	18,940	951,924
Park National Corp.	19,721	2,136,179
Parke BanCorp, Inc.	11,206	192,631
Pathfinder Bancorp, Inc.	610	9,339
Pathward Financial, Inc.	44,747	1,992,584
*Patriot National BanCorp, Inc.	2,200	18,502
*PayPal Holdings, Inc.	208,234	15,825,784
*Paysafe, Ltd.	45,048	646,889
PCB Bancorp	7,184	99,283
Peapack-Gladstone Financial Corp.	33,252	883,173
Penns Woods Bancorp, Inc.	5,436	126,604
PennyMac Financial Services, Inc.	59,741	3,733,215
Peoples BanCorp of North Carolina, Inc.	7,210	202,457
Peoples BanCorp, Inc.	53,019	1,381,675
Peoples Financial Services Corp.	3,385	136,585
Pinnacle Financial Partners, Inc.	56,387	3,057,867
*Pioneer Bancorp, Inc.	3,405	30,032
Piper Sandler Cos.	23,905	3,237,693
PJT Partners, Inc., Class A	9,451	649,945
Plumas Bancorp	3,091	118,416
PNC Financial Services Group, Inc. (The)	109,150	14,216,788
*Ponce Financial Group, Inc.	20,201	150,901
Popular, Inc.	116,669	7,001,307
#*PRA Group, Inc.	109,788	3,982,011
Preferred Bank	22,966	1,104,205
Premier Financial Corp.	68,574	1,139,014
Primerica, Inc.	90,928	16,595,269
Primis Financial Corp.	38,958	344,778
Princeton BanCorp, Inc.	4,409	126,406
#Principal Financial Group, Inc.	135,180	10,096,594
ProAssurance Corp.	64,342	1,155,582
*PROG Holdings, Inc.	74,399	2,249,082
Progressive Corp. (The)	147,684	20,144,098
Prosperity Bancshares, Inc.	70,320	4,403,438
Provident Bancorp, Inc.	12,142	82,930

20

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Provident Financial Holdings, Inc.	6,656	$90,788
Provident Financial Services, Inc.	171,756	3,002,295
Prudential Financial, Inc.	240,059	20,885,133
QCR Holdings, Inc.	28,307	1,171,910
Radian Group, Inc.	112,745	2,736,321
Raymond James Financial, Inc.	131,432	11,898,539
RBB Bancorp	9,560	118,926
Red River Bancshares, Inc.	109	5,014
Regional Management Corp.	15,916	425,912
Regions Financial Corp.	627,709	11,461,966
Reinsurance Group of America, Inc.	47,150	6,710,388
*Remitly Global, Inc.	100,779	1,693,087
RenaissanceRe Holdings, Ltd.	51,308	11,052,256
Renasant Corp.	79,961	2,248,503
*Repay Holdings Corp.	71,956	451,164
Republic BanCorp, Inc., Class A	17,987	706,889
#*Republic First Bancorp, Inc.	30,439	37,440
*Rhinebeck Bancorp, Inc.	1,007	7,281
Richmond Mutual BanCorp, Inc.	1,408	14,066
Riverview BanCorp, Inc.	33,479	171,580
RLI Corp.	39,503	5,492,892
*Robinhood Markets, Inc., Class A	300,408	2,658,611
#*Rocket Cos., Inc., Class A	31,063	276,771
S&P Global, Inc.	103,980	37,701,068
S&T BanCorp, Inc.	93,420	2,571,853
*Safeguard Scientifics, Inc.	3,504	6,377
Safety Insurance Group, Inc.	24,844	1,815,848
Salisbury BanCorp, Inc.	2,820	64,691
Sandy Spring BanCorp, Inc.	65,056	1,462,459
SB Financial Group, Inc.	3,497	49,657
Seacoast Banking Corp. of Florida	60,702	1,346,977
*Security National Financial Corp., Class A	7,359	55,119
SEI Investments Co.	112,199	6,609,643
Selective Insurance Group, Inc.	103,640	9,983,641
#ServisFirst Bancshares, Inc.	65,747	3,320,223
#*Shift4 Payments, Inc., Class A	27,723	1,878,788
Shore Bancshares, Inc.	12,107	160,781
Sierra BanCorp	26,871	440,416
Silvercrest Asset Management Group, Inc., Class A	3,719	69,657
Simmons First National Corp., Class A	186,828	3,121,896
*SiriusPoint, Ltd.	184,535	1,603,609
SLM Corp.	597,818	8,979,226
SmartFinancial, Inc.	8,592	185,072
Sound Financial Bancorp, Inc.	771	28,889
South Plains Financial, Inc.	3,955	81,196
*Southern First Bancshares, Inc.	8,988	247,889
Southern Missouri BanCorp, Inc.	8,056	292,272
Southern States Bancshares, Inc.	1,053	23,819
Southside Bancshares, Inc.	47,135	1,495,594
SouthState Corp.	98,446	6,790,805
State Street Corp.	137,410	9,929,247
Stellar Bancorp, Inc.	60,109	1,378,900
StepStone Group, Inc., Class A	38,844	855,733
#*Sterling BanCorp, Inc.	15,283	82,834
Stewart Information Services Corp.	43,158	1,797,531
Stifel Financial Corp.	83,311	4,996,161
#Stock Yards Bancorp, Inc.	39,516	1,920,478
*StoneX Group, Inc.	27,974	2,743,410

21

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Summit Financial Group, Inc.	7,291	$141,664
Summit State Bank	4,096	61,972
*SWK Holdings Corp.	873	15,304
Synchrony Financial	424,067	12,514,217
Synovus Financial Corp.	181,340	5,585,272
T Rowe Price Group, Inc.	139,054	15,619,936
Territorial BanCorp, Inc.	13,311	222,959
*Texas Capital Bancshares, Inc.	72,568	3,646,542
TFS Financial Corp.	142,193	1,712,004
Timberland BanCorp, Inc.	8,097	208,498
Tiptree, Inc.	50,499	695,371
*Toast, Inc., Class A	37,913	690,017
#Tompkins Financial Corp.	21,938	1,286,006
Towne Bank	85,642	2,028,859
Tradeweb Markets, Inc., Class A	23,266	1,638,159
Travelers Cos, Inc. (The)	179,036	32,430,581
TriCo Bancshares	46,181	1,653,742
#Trinity Capital, Inc.	13,696	166,543
*Triumph Financial, Inc.	56,688	2,945,508
Truist Financial Corp.	262,107	8,539,446
#*Trupanion, Inc.	13,180	462,750
TrustCo Bank Corp. NY	24,773	739,226
Trustmark Corp.	138,889	3,318,058
U.S. Global Investors, Inc., Class A	2,937	7,989
UMB Financial Corp.	69,243	4,404,547
Union Bankshares, Inc./Morrisville Vt	619	13,637
United Bancorp, Inc.	1,393	17,482
United Bancshares, Inc.	606	12,120
United Bankshares, Inc.	317,464	10,517,582
United Community Banks, Inc.	110,375	2,748,337
United Fire Group, Inc.	39,373	1,059,134
United Security Bancshares/Fresno CA	13,302	80,078
Unity BanCorp, Inc.	9,514	220,249
Universal Insurance Holdings, Inc.	55,725	859,280
Univest Financial Corp.	56,379	1,134,345
Unum Group	190,354	8,032,939
#*Upstart Holdings, Inc.	12,895	179,241
US BanCorp	408,461	14,002,043
#*USCB Financial Holdings, Inc.	1,937	18,440
*Usio, Inc.	4,130	7,517
Valley National BanCorp	438,277	4,111,038
Value Line, Inc.	1,300	59,540
*Velocity Financial, Inc.	3,559	32,458
Veritex Holdings, Inc.	84,560	1,455,278
Victory Capital Holdings, Inc., Class A	37,633	1,149,312
Virginia National Bankshares Corp.	2,606	85,294
Virtu Financial, Inc., Class A	74,091	1,485,525
Virtus Investment Partners, Inc.	14,229	2,592,666
#Visa, Inc., Class A	684,592	159,325,096
#Voya Financial, Inc.	114,629	8,766,826
W. R. Berkley Corp.	146,134	8,610,215
Walker & Dunlop, Inc.	49,612	3,339,384
Washington Federal, Inc.	108,500	3,042,340
Washington Trust BanCorp, Inc.	24,875	699,236
Waterstone Financial, Inc.	38,195	529,001
Webster Financial Corp.	244,311	9,112,800
Wells Fargo & Co.	1,387,007	55,133,528
WesBanco, Inc.	74,048	1,971,158

22

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
West BanCorp, Inc.	23,398	$403,148
Westamerica BanCorp	56,375	2,283,751
#Western Alliance Bancorp	87,121	3,233,932
Western New England Bancorp, Inc.	33,574	227,296
Western Union Co. (The)	391,990	4,284,451
Westwood Holdings Group, Inc.	8,011	98,295
*WEX, Inc.	29,358	5,206,641
White Mountains Insurance Group, Ltd.	4,292	6,146,745
#William Penn Bancorp	1,088	11,272
Willis Towers Watson PLC	75,998	17,601,137
Wintrust Financial Corp.	119,086	8,141,910
#WisdomTree, Inc.	114,955	717,319
#*World Acceptance Corp.	9,128	921,015
WSFS Financial Corp.	91,593	3,221,326
WVS Financial Corp.	757	9,462
Zions BanCorp NA	138,712	3,864,516

TOTAL FINANCIALS		2,929,962,124

HEALTH CARE — (12.5%)
*10X Genomics, Inc., Class A	4,450	233,313
#*23andMe Holding Co., Class A	76,661	151,022
*2seventy bio, Inc.	3,240	30,812
*4D Molecular Therapeutics, Inc.	24,206	435,950
*89bio, Inc.	3,808	60,852
Abbott Laboratories	346,269	38,252,336
AbbVie, Inc.	741,473	112,051,400
#*AC Immune SA	4,496	8,722
*Acadia Healthcare Co., Inc.	93,385	6,750,802
*ACADIA Pharmaceuticals, Inc.	20,662	440,720
*Accolade, Inc.	63,185	854,893
*Aclaris Therapeutics, Inc.	46,072	409,580
#*Actinium Pharmaceuticals, Inc.	2,112	18,586
*Acumen Pharmaceuticals, Inc.	2,194	8,469
*Acurx Pharmaceuticals, Inc.	200	598
*AdaptHealth Corp.	56,041	665,767
*Adaptive Biotechnologies Corp.	117,057	835,787
*Addus HomeCare Corp.	21,969	1,795,746
#*Adicet Bio, Inc.	25,052	146,304
Agilent Technologies, Inc.	83,693	11,334,543
#*Agiliti, Inc.	76,015	1,270,971
#*agilon health, Inc.	100,933	2,449,644
*Agios Pharmaceuticals, Inc.	128,709	2,943,575
*Akero Therapeutics, Inc.	14,392	643,898
*Aldeyra Therapeutics, Inc.	39,757	378,884
*Alector, Inc.	54,227	357,898
*Align Technology, Inc.	36,893	12,001,293
*Alkermes PLC	172,018	4,911,114
*Allakos, Inc.	41,040	174,420
#*Allogene Therapeutics, Inc.	288,972	1,569,118
*Allovir, Inc.	33,476	115,157
*Alnylam Pharmaceuticals, Inc.	22,480	4,478,016
*Alpha Teknova, Inc.	9,858	18,632
*Alpine Immune Sciences, Inc.	3,520	26,365
*ALX Oncology Holdings, Inc.	9,248	54,933
*Amedisys, Inc.	37,794	3,034,858
*American Shared Hospital Services	10	28
*American Well Corp., Class A	184,211	403,422
AmerisourceBergen Corp.	177,766	29,660,257
Amgen, Inc.	195,482	46,864,855

23

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*AMN Healthcare Services, Inc.	108,149	$9,338,666
*Amphastar Pharmaceuticals, Inc.	115,380	4,127,143
*AnaptysBio, Inc.	27,599	574,611
*AngioDynamics, Inc.	56,827	472,801
*ANI Pharmaceuticals, Inc.	17,800	671,416
*Anika Therapeutics, Inc.	22,039	565,521
*Anixa Biosciences, Inc.	4,426	18,058
#*Annovis Bio, Inc.	810	11,802
*Apellis Pharmaceuticals, Inc.	1,209	100,867
#*Apollo Medical Holdings, Inc.	40,131	1,424,249
*Apyx Medical Corp.	21,789	74,083
*Arcturus Therapeutics Holdings, Inc.	24,129	642,314
*Arcus Biosciences, Inc.	94,015	1,678,168
#*Arcutis Biotherapeutics, Inc.	38,919	538,639
*Arrowhead Pharmaceuticals, Inc.	5,017	177,652
*ARS Pharmaceuticals, Inc.	6,032	39,208
*Artivion, Inc.	59,760	828,871
*Arvinas, Inc.	32,335	847,500
*Astria Therapeutics, Inc.	3,346	43,665
*Atara Biotherapeutics, Inc.	30,413	82,419
*Athira Pharma, Inc.	4,938	13,777
*AtriCure, Inc.	36,925	1,624,331
Atrion Corp.	1,662	1,022,629
*Avanos Medical, Inc.	140,853	4,160,798
*Avantor, Inc.	169,328	3,298,509
*Avid Bioservices, Inc.	32,955	594,838
*Avidity Biosciences, Inc.	75,528	936,547
*Avita Medical, Inc.	5,145	79,850
*Axogen, Inc.	4,863	43,864
*Axonics, Inc.	15,356	882,356
#*Azenta, Inc.	52,671	2,290,662
Baxter International, Inc.	267,342	12,746,867
#*Beam Therapeutics, Inc.	47,041	1,444,629
Becton Dickinson and Co.	42,680	11,280,751
#*Bellerophon Therapeutics, Inc.	4,517	34,555
*Biogen, Inc.	70,874	21,561,997
*BioLife Solutions, Inc.	40,871	717,695
*BioMarin Pharmaceutical, Inc.	44,499	4,273,684
*Bio-Rad Laboratories, Inc., Class A	11,321	5,103,394
Bio-Techne Corp.	58,871	4,702,615
#*Bioxcel Therapeutics, Inc.	8,551	176,322
*Bluebird Bio, Inc.	19,927	86,682
*Blueprint Medicines Corp.	51,341	2,620,958
*Boston Scientific Corp.	173,164	9,025,308
Bristol-Myers Squibb Co.	876,171	58,501,938
#*Brookdale Senior Living, Inc.	278,254	1,193,710
Bruker Corp.	224,975	17,802,272
*C4 Therapeutics, Inc.	4,260	12,865
*Capricor Therapeutics, Inc.	2,500	9,725
*Cara Therapeutics, Inc.	65,701	275,944
Cardinal Health, Inc.	164,766	13,527,289
*CareCloud, Inc.	2,691	8,800
*CareDx, Inc.	33,222	268,766
*Caribou Biosciences, Inc.	35,295	151,768
#*Cassava Sciences, Inc.	552	12,817
*Castle Biosciences, Inc.	22,509	509,379
*Catalent, Inc.	110,801	5,553,346
*Catalyst Pharmaceuticals, Inc.	109,874	1,749,194

24

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Celcuity, Inc.	2,020	$20,745
*Celldex Therapeutics, Inc.	36,607	1,150,924
*Centene Corp.	283,254	19,524,698
#*Certara, Inc.	121,396	2,934,141
*Charles River Laboratories International, Inc.	64,191	12,203,993
Chemed Corp.	15,781	8,699,276
#*Chinook Therapeutics, Inc.	96,487	1,930,705
Cigna Group (The)	154,971	39,252,605
*Cocrystal Pharma, Inc.	300	738
*Codexis, Inc.	4,885	19,149
#*Co-Diagnostics, Inc.	3,911	5,397
*Cogent Biosciences, Inc.	47,517	511,283
*Collegium Pharmaceutical, Inc.	25,849	601,506
Community Health Systems, Inc.	64,895	411,434
*Computer Programs and Systems, Inc.	20,177	522,181
#CONMED Corp.	37,024	4,649,104
Cooper Cos, Inc. (The)	19,702	7,515,328
#*Corcept Therapeutics, Inc.	123,834	2,789,980
*CorVel Corp.	22,808	4,607,900
*Crinetics Pharmaceuticals, Inc.	33,205	648,826
*Cross Country Healthcare, Inc.	31,273	687,381
*CryoPort, Inc.	37,699	793,187
*Cue Biopharma, Inc.	7,255	31,414
*Cumberland Pharmaceuticals, Inc.	3,702	6,330
CVS Health Corp.	598,506	43,876,475
*Cymabay Therapeutics, Inc.	9,791	105,351
*Cyteir Therapeutics, Inc.	4,950	10,692
*Cytek Biosciences, Inc.	74,898	859,829
Danaher Corp.	206,514	48,925,232
*DaVita, Inc.	130,566	11,797,944
#*Day One Biopharmaceuticals, Inc.	45,779	567,660
*Deciphera Pharmaceuticals, Inc.	60,097	853,978
#*Definitive Healthcare Corp.	84,998	909,479
*Denali Therapeutics, Inc.	86,122	2,139,270
Dentsply Sirona, Inc.	121,379	5,089,421
*Dexcom, Inc.	23,896	2,899,541
*Dominari Holdings, Inc.	2,247	7,550
#*Doximity, Inc., Class A	50,886	1,870,060
#*Dynavax Technologies Corp.	215,218	2,240,419
*Dyne Therapeutics, Inc.	37,470	388,189
*Eagle Pharmaceuticals, Inc.	8,134	228,403
#*Editas Medicine, Inc.	52,561	428,898
*Edwards Lifesciences Corp.	60,933	5,360,885
*Ekso Bionics Holdings, Inc.	4,709	7,016
*Elanco Animal Health, Inc.	374,517	3,546,676
*Electromed, Inc.	1,102	12,067
*Eledon Pharmaceuticals, Inc.	3,653	7,671
Elevance Health, Inc.	128,204	60,082,805
Eli Lilly & Co.	323,903	128,220,242
Embecta Corp.	26,470	734,542
#*Emergent BioSolutions, Inc.	28,176	248,794
*Enanta Pharmaceuticals, Inc.	22,971	816,619
Encompass Health Corp.	132,721	8,514,052
*Enhabit, Inc.	64,741	793,077
*Enliven Therapeutics, Inc.	2,800	53,312
*Enovis Corp.	48,856	2,845,862
Ensign Group, Inc. (The)	89,297	8,669,846
#*Envista Holdings Corp.	101,848	3,920,130

25

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*enVVeno Medical Corp.	2,400	$9,672
*Enzo Biochem, Inc.	58,631	148,336
#*Erasca, Inc.	13,482	37,210
*Evolent Health, Inc., Class A	143,157	5,212,346
*Exact Sciences Corp.	85,767	5,495,092
*Exelixis, Inc.	335,653	6,142,450
*Figs, Inc., Class A	99,041	713,095
*FONAR Corp.	5,663	89,334
#*Fulgent Genetics, Inc.	32,749	968,388
*Gain Therapeutics, Inc.	230	1,157
*GE Healthcare Technologies, Inc.	31,830	2,589,052
*Generation Bio Co.	15,331	75,429
Gilead Sciences, Inc.	583,156	47,941,255
*Glaukos Corp.	57,456	2,729,735
*Globus Medical, Inc.	53,164	3,090,955
#*GlycoMimetics, Inc.	8,890	12,446
*GoodRx Holdings, Inc., Class A	13,364	62,410
*Graphite Bio, Inc.	5,729	18,275
#*Gritstone Oncology, Inc.	24,681	58,741
*Haemonetics Corp.	50,258	4,207,097
*Halozyme Therapeutics, Inc.	124,065	3,986,208
#*Harmony Biosciences Holdings, Inc.	53,596	1,727,935
*Harrow Health, Inc.	15,291	385,792
*Harvard Bioscience, Inc.	61,421	351,328
HCA Healthcare, Inc.	36,253	10,416,574
*Health Catalyst, Inc.	41,740	525,924
*HealthEquity, Inc.	98,655	5,273,110
HealthStream, Inc.	42,270	1,041,533
*Henry Schein, Inc.	196,868	15,908,903
*Heska Corp.	13,643	1,598,414
*Hologic, Inc.	205,036	17,635,146
*Horizon Therapeutics PLC	149,829	16,654,992
Humana, Inc.	45,288	24,024,831
#*ICU Medical, Inc.	9,265	1,752,382
*Ideaya Biosciences, Inc.	36,695	670,051
*IDEXX Laboratories, Inc.	59,550	29,308,128
#*IGM Biosciences, Inc.	12,784	138,451
*Ikena Oncology, Inc.	12,124	66,440
*Illumina, Inc.	59,167	12,162,369
*ImmuCell Corp.	1,302	6,380
*ImmunoGen, Inc.	132,506	714,207
*Immunome, Inc.	499	2,395
*ImmunoPrecise Antibodies, Ltd.	2,579	6,783
*Immunovant, Inc.	98,328	1,587,014
*In8bio, Inc.	202	295
*Inari Medical, Inc.	7,144	474,504
*Incyte Corp.	53,268	3,963,672
*InfuSystem Holdings, Inc.	3,825	35,840
*Innoviva, Inc.	105,523	1,237,785
*Inogen, Inc.	21,003	279,550
*Inozyme Pharma, Inc.	8,269	45,562
*Insmed, Inc.	33,843	659,938
*Inspire Medical Systems, Inc.	2,146	574,334
*Insulet Corp.	9,940	3,161,318
*Integer Holdings Corp.	44,568	3,670,175
*Integra LifeSciences Holdings Corp.	91,449	5,058,959
*Intellia Therapeutics, Inc.	54,007	2,038,764
*Intra-Cellular Therapies, Inc.	26,163	1,626,030

26

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Intuitive Surgical, Inc.	27,666	$8,333,553
*Ionis Pharmaceuticals, Inc.	15,362	543,354
*Iovance Biotherapeutics, Inc.	32,042	180,717
*IQVIA Holdings, Inc.	117,371	22,092,743
iRadimed Corp.	3,386	140,959
*IRIDEX Corp.	7,700	17,556
*Ironwood Pharmaceuticals, Inc.	185,101	1,926,901
*iTeos Therapeutics, Inc.	28,046	385,352
*IVERIC bio, Inc.	39,766	1,307,904
*Jazz Pharmaceuticals PLC	56,703	7,965,070
Johnson & Johnson	1,127,803	184,621,351
*Joint Corp. (The)	1,806	28,517
#*Karuna Therapeutics, Inc.	9,272	1,839,936
*Kewaunee Scientific Corp.	1,276	19,842
*Kodiak Sciences, Inc.	22,784	99,794
*KORU Medical Systems, Inc.	3,122	13,955
*Krystal Biotech, Inc.	21,182	1,779,288
*Kura Oncology, Inc.	94,170	917,216
#*Kymera Therapeutics, Inc.	36,999	1,166,948
Laboratory Corp. of America Holdings	70,069	15,885,343
*Lantern Pharma, Inc.	1,935	9,327
*Lantheus Holdings, Inc.	78,873	6,739,698
*Larimar Therapeutics, Inc.	11,061	52,319
LeMaitre Vascular, Inc.	22,767	1,229,418
*Lensar, Inc.	11,199	32,029
*Lexaria Bioscience Corp.	4,068	8,380
*Lexicon Pharmaceuticals, Inc.	7,691	18,381
#*LifeStance Health Group, Inc.	74,773	609,400
*Ligand Pharmaceuticals, Inc.	20,932	1,598,158
*Lisata Therapeutics, Inc.	2,304	7,511
*LivaNova PLC	55,348	2,651,169
*MacroGenics, Inc.	35,973	247,854
*Madrigal Pharmaceuticals, Inc.	9,838	3,069,456
*Maravai LifeSciences Holdings, Inc., Class A	92,002	1,268,708
*Masimo Corp.	21,529	4,071,995
McKesson Corp.	68,210	24,844,810
*MediciNova, Inc.	1,395	2,943
*Medpace Holdings, Inc.	36,058	7,216,648
Medtronic PLC	270,194	24,574,144
*MeiraGTx Holdings PLC	13,565	72,573
Merck & Co., Inc.	1,143,090	131,992,602
*Merit Medical Systems, Inc.	64,071	5,208,332
*Mersana Therapeutics, Inc.	40,139	175,809
#Mesa Laboratories, Inc.	4,239	705,836
*Mettler-Toledo International, Inc.	13,316	19,860,814
*Mirati Therapeutics, Inc.	40,173	1,780,066
*Moderna, Inc.	139,886	18,589,451
*ModivCare, Inc.	21,170	1,346,412
*Molina Healthcare, Inc.	50,369	15,004,421
#*Monte Rosa Therapeutics, Inc.	2,205	10,011
*Morphic Holding, Inc.	28,330	1,338,876
*Myriad Genetics, Inc.	131,003	2,789,054
*Natera, Inc.	17,432	884,151
National HealthCare Corp.	22,129	1,281,490
National Research Corp.	12,583	547,738
*Nautilus Biotechnology, Inc.	5,429	14,007
*Nektar Therapeutics	162,157	121,991
*Neogen Corp.	138,854	2,391,066

27

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*NeoGenomics, Inc.	209,488	$3,062,715
*Neurocrine Biosciences, Inc.	27,165	2,744,752
*Neuronetics, Inc.	1,700	3,893
*Nevro Corp.	22,319	653,277
#*NextGen Healthcare, Inc.	92,425	1,547,194
*Novocure, Ltd.	7,388	486,869
*Nurix Therapeutics, Inc.	42,147	405,876
*Nuvalent, Inc., Class A	29,106	1,030,061
*NuVasive, Inc.	62,604	2,694,476
*Nuvation Bio, Inc.	73,604	118,502
#*Oak Street Health, Inc.	41,319	1,610,201
*Ocular Therapeutix, Inc.	8,297	51,441
*Ocuphire Pharma, Inc.	1,858	9,532
*Olema Pharmaceuticals, Inc.	9,861	47,234
*Omega Therapeutics, Inc.	1,707	13,076
*<»OmniAb, Inc.	7,938	–
#*OmniAb, Inc.	102,568	356,937
*<»OmniAb, Inc.	7,938	–
*Omnicell, Inc.	27,693	1,682,904
#*OPKO Health, Inc.	198,038	291,116
*OptimizeRx Corp.	9,350	140,530
*Option Care Health, Inc.	181,888	5,847,699
*OraSure Technologies, Inc.	97,226	661,137
Organon & Co.	88,613	2,182,538
*Orthofix Medical, Inc.	21,575	406,257
#*OrthoPediatrics Corp.	16,531	833,824
*Outset Medical, Inc.	36,946	664,659
*Ovid Therapeutics, Inc.	16,727	59,883
*Owens & Minor, Inc.	57,480	893,239
*Pacific Biosciences of California, Inc.	220,376	2,335,986
*Pacira BioSciences, Inc.	40,814	1,849,282
Patterson Cos., Inc.	161,538	4,379,295
#*<»PDL BioPharma, Inc.	147,592	361,600
#*PDS Biotechnology Corp.	4,613	28,047
*Pediatrix Medical Group, Inc.	127,935	1,833,309
*Pennant Group, Inc. (The)	28,679	397,778
#*Penumbra, Inc.	8,787	2,496,562
Perrigo Co. PLC	235,211	8,747,497
*PetIQ, Inc.	18,039	212,680
Pfizer, Inc.	2,522,324	98,093,180
*Pharmacyte Biotech, Inc.	11,506	33,598
Phibro Animal Health Corp., Class A	16,957	263,851
*Phreesia, Inc.	45,024	1,424,559
*Pliant Therapeutics, Inc.	33,316	941,177
*Poseida Therapeutics, Inc.	35,896	94,765
Premier, Inc., Class A	118,577	3,952,171
*Prestige Consumer Healthcare, Inc.	72,545	4,463,694
*Privia Health Group, Inc.	35,955	993,437
*Pro-Dex, Inc.	670	10,653
*Progyny, Inc.	861	28,620
*Protagonist Therapeutics, Inc.	78,030	1,763,478
*Protara Therapeutics, Inc.	1,969	6,222
*Prothena Corp. PLC	48,579	2,556,227
Psychemedics Corp.	1,787	9,739
*Pulmonx Corp.	18,081	212,452
*Puma Biotechnology, Inc.	5,138	13,770
*Quanterix Corp.	33,076	418,081
Quest Diagnostics, Inc.	70,986	9,853,567

28

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*QuidelOrtho Corp.	23,028	$2,071,369
#*R1 RCM, Inc.	132,092	2,059,314
*RadNet, Inc.	65,849	1,821,383
#*Rain Oncology, Inc.	200	1,406
*RAPT Therapeutics, Inc.	34,116	620,911
#*Recursion Pharmaceuticals, Inc., Class A	111,347	531,125
*Regeneron Pharmaceuticals, Inc.	49,803	39,931,547
*REGENXBIO, Inc.	57,387	1,111,012
*Relay Therapeutics, Inc.	117,165	1,332,166
*Reneo Pharmaceuticals, Inc.	3,439	35,147
#*Repligen Corp.	29,119	4,415,314
*Replimune Group, Inc.	44,464	743,883
ResMed, Inc.	92,366	22,256,511
*Retractable Technologies, Inc.	5,094	8,864
*REVOLUTION Medicines, Inc.	131,973	3,100,046
Revvity, Inc.	64,881	8,466,322
*Rocket Pharmaceuticals, Inc.	109,693	1,965,699
*Sage Therapeutics, Inc.	82,554	4,032,763
#*Sana Biotechnology, Inc.	7,455	39,437
*Sangamo Therapeutics, Inc.	124,570	183,118
*Sarepta Therapeutics, Inc.	12,131	1,489,323
*Schrodinger, Inc.	38,549	1,137,966
#*scPharmaceuticals, Inc.	3,327	32,804
#*SCYNEXIS, Inc.	5,217	16,434
*Seagen, Inc.	28,520	5,704,000
Select Medical Holdings Corp.	133,819	4,081,479
*Sensei Biotherapeutics, Inc.	5,638	8,231
*Shattuck Labs, Inc.	4,683	14,049
*Shockwave Medical, Inc.	5,607	1,626,927
*SI-BONE, Inc.	3,836	84,776
SIGA Technologies, Inc.	28,125	163,969
Simulations Plus, Inc.	12,352	515,696
#*Singular Genomics Systems, Inc.	2,552	2,526
*Soleno Therapeutics, Inc.	5,284	17,807
*Solid Biosciences, Inc.	3,620	17,666
*SomaLogic, Inc.	10,536	29,501
#*Sotera Health Co.	164,514	2,758,900
#*SpringWorks Therapeutics, Inc.	44,810	1,047,658
*STAAR Surgical Co.	7,791	549,032
STERIS PLC	40,160	7,572,168
*Stoke Therapeutics, Inc.	28,177	250,494
*Streamline Health Solutions, Inc.	3,858	6,790
Stryker Corp.	42,289	12,671,899
*Supernus Pharmaceuticals, Inc.	63,196	2,329,405
#*Surgery Partners, Inc.	78,393	3,109,066
#*Surmodics, Inc.	10,887	250,836
*Sutro Biopharma, Inc.	45,904	195,551
*Syndax Pharmaceuticals, Inc.	52,574	1,080,396
*Syneos Health, Inc.	83,277	3,269,455
*Tactile Systems Technology, Inc.	10,600	193,238
*Tandem Diabetes Care, Inc.	23,519	930,882
*Taro Pharmaceutical Industries, Ltd.	38,017	958,028
*Tarsus Pharmaceuticals, Inc.	2,200	32,824
*Teladoc Health, Inc.	121,946	3,235,227
Teleflex, Inc.	30,703	8,367,182
*Tenet Healthcare Corp.	105,270	7,718,396
#*Terns Pharmaceuticals, Inc.	2,835	36,997
#*Theravance Biopharma, Inc.	32,410	351,000

29

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	107,392	$59,591,821
*Travere Therapeutics, Inc.	25,126	541,968
#*Twist Bioscience Corp.	9,704	121,106
*UFP Technologies, Inc.	5,584	769,699
*Ultragenyx Pharmaceutical, Inc.	40,706	1,777,631
*United Therapeutics Corp.	55,047	12,667,966
UnitedHealth Group, Inc.	326,441	160,638,352
Universal Health Services, Inc., Class B	59,264	8,910,342
US Physical Therapy, Inc.	12,525	1,333,411
Utah Medical Products, Inc.	3,708	351,667
*Vanda Pharmaceuticals, Inc.	48,152	295,653
*Varex Imaging Corp.	44,763	794,096
*Vaxcyte, Inc.	24,439	1,046,722
*Veeva Systems, Inc., Class A	25,937	4,644,798
*Veracyte, Inc.	107,484	2,433,438
*Veradigm, Inc.	289,202	3,612,133
*Vericel Corp.	23,596	743,510
*Vertex Pharmaceuticals, Inc.	30,212	10,294,135
Viatris, Inc.	428,067	3,993,865
*ViewRay, Inc.	27,028	31,893
#*Viking Therapeutics, Inc.	28,824	614,239
*Vir Biotechnology, Inc.	53,503	1,345,600
*Vor BioPharma, Inc.	14,212	63,243
*Voyager Therapeutics, Inc.	431	3,125
*Waters Corp.	17,477	5,249,392
West Pharmaceutical Services, Inc.	34,792	12,568,262
*Xencor, Inc.	58,842	1,555,782
*Xenon Pharmaceuticals, Inc.	40,023	1,612,126
*Xilio Therapeutics, Inc.	3,515	11,283
*XOMA Corp.	2,975	54,710
#*Yield10 Bioscience, Inc.	3,024	8,618
*Zentalis Pharmaceuticals, Inc.	43,828	965,531
Zimmer Biomet Holdings, Inc.	69,264	9,588,908
*Zimvie, Inc.	9,004	74,103
Zoetis, Inc.	149,862	26,342,742
*Zynex, Inc.	1	11

TOTAL HEALTH CARE		2,410,473,569

INDUSTRIALS — (13.7%)
*3D Systems Corp.	153,276	1,404,008
3M Co.	188,635	20,036,810
A. O. Smith Corp.	111,711	7,628,744
AAON, Inc.	65,452	6,414,296
*AAR Corp.	65,524	3,458,357
ABM Industries, Inc.	91,822	3,909,781
ACCO Brands Corp.	182,017	833,638
Acme United Corp.	1,355	35,501
Acuity Brands, Inc.	33,091	5,207,862
*ACV Auctions, Inc., Class A	93,822	1,222,501
#Advanced Drainage Systems, Inc.	78,546	6,732,963
AECOM	206,341	17,136,620
*Aerojet Rocketdyne Holdings, Inc.	103,016	5,811,133
*AeroVironment, Inc.	33,350	3,358,011
*AerSale Corp.	34,895	564,601
AGCO Corp.	126,318	15,655,853
*Air Industries Group	1,900	6,911
Air Lease Corp.	170,667	6,864,227
Air T, Inc.	300	7,413
*Air Transport Services Group, Inc.	177,211	3,599,155

30

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Alamo Group, Inc.	16,749	$2,960,051
*Alaska Air Group, Inc.	118,702	5,158,789
Albany International Corp.	44,413	4,050,910
*Alight, Inc., Class A	358,550	3,316,587
*Allegiant Travel Co.	19,671	2,044,014
Allegion PLC	116,901	12,915,222
Allied Motion Technologies, Inc.	16,723	575,606
Allison Transmission Holdings, Inc.	166,950	8,145,490
Alta Equipment Group, Inc.	14,557	205,836
*Ameresco, Inc., Class A	30,544	1,270,630
#*American Airlines Group, Inc.	304,568	4,154,308
*American Superconductor Corp.	34,841	141,106
*American Woodmark Corp.	24,202	1,222,685
AMETEK, Inc.	161,892	22,329,764
*API Group Corp.	311,820	7,097,023
#Apogee Enterprises, Inc.	24,876	1,058,723
Applied Industrial Technologies, Inc.	66,405	9,008,502
ARC Document Solutions, Inc.	4,138	12,580
ArcBest Corp.	29,728	2,806,323
Arcosa, Inc.	76,164	5,144,117
Argan, Inc.	23,814	958,037
Armstrong World Industries, Inc.	51,838	3,559,197
*Array Technologies, Inc.	56,262	1,150,558
*ASGN, Inc.	78,194	5,597,908
Astec Industries, Inc.	22,329	921,741
*Astronics Corp.	27,480	405,055
*Astronics Corp., Class B	13,053	194,555
*Asure Software, Inc.	4,623	61,671
*Atkore, Inc.	76,266	9,634,684
Automatic Data Processing, Inc.	172,869	38,031,180
*Avis Budget Group, Inc.	66,722	11,787,776
#*Axon Enterprise, Inc.	23,857	5,026,908
*AZEK Co., Inc. (The)	165,693	4,496,908
AZZ, Inc.	22,261	839,908
Barnes Group, Inc.	69,715	2,930,121
Barrett Business Services, Inc.	8,880	742,457
*Beacon Roofing Supply, Inc.	110,679	6,660,662
BGSF, Inc.	9,225	88,837
*Blue Bird Corp.	6,281	117,455
#*BlueLinx Holdings, Inc.	11,173	782,780
*Boeing Co. (The)	49,624	10,261,251
Boise Cascade Co.	68,014	4,646,036
Booz Allen Hamilton Holding Corp.	125,001	11,965,096
*Bowman Consulting Group, Ltd.	2,367	70,537
Brady Corp., Class A	67,626	3,450,955
*BrightView Holdings, Inc.	10,092	55,809
Brink’s Co. (The)	57,322	3,602,688
Broadridge Financial Solutions, Inc.	69,699	10,134,932
#*Broadwind, Inc.	5,183	25,708
*Builders FirstSource, Inc.	321,070	30,427,804
BWX Technologies, Inc.	164,615	10,630,837
*Byrna Technologies, Inc.	2,083	10,873
#*CACI International, Inc., Class A	25,681	8,046,371
Carlisle Cos., Inc.	54,482	11,759,940
Carrier Global Corp.	897,886	37,549,593
*Casella Waste Systems, Inc.	52,856	4,704,184
Caterpillar, Inc.	298,653	65,345,276
*CBIZ, Inc.	128,050	6,746,954

31

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*CECO Environmental Corp.	21,408	$248,547
*Ceridian HCM Holding, Inc.	91,150	5,786,202
#CH Robinson Worldwide, Inc.	120,633	12,168,251
*Chart Industries, Inc.	45,289	6,027,966
Chicago Rivet & Machine Co.	367	11,010
*Cimpress PLC	12,477	648,180
Cintas Corp.	44,007	20,057,070
*CIRCOR International, Inc.	13,565	377,650
*Civeo Corp.	740	14,245
#*Clarivate PLC	369,601	3,274,665
*Clean Harbors, Inc.	88,830	12,894,563
Columbus McKinnon Corp.	40,465	1,404,540
Comfort Systems USA, Inc.	66,040	9,872,320
*Commercial Vehicle Group, Inc.	27,123	198,812
CompX International, Inc.	294	5,321
#Concentrix Corp.	55,381	5,344,820
*Concrete Pumping Holdings, Inc.	5,866	40,769
*Conduent, Inc.	192,832	676,840
*Construction Partners, Inc., Class A	41,380	1,073,397
Copa Holdings SA, Class A	24,894	2,248,426
*Copart, Inc.	338,296	26,742,299
#*Core & Main, Inc., Class A	127,146	3,313,425
Costamare, Inc.	250,793	2,264,661
*CoStar Group, Inc.	143,627	11,052,098
Covenant Logistics Group, Inc.	20,891	822,896
CRA International, Inc.	8,810	926,283
*Crane Co.	62,669	4,516,555
Crane NXT Co.	65,120	3,084,083
CSG Systems International, Inc.	46,681	2,459,155
CSW Industrials, Inc.	17,286	2,327,906
CSX Corp.	967,009	29,629,156
Cummins, Inc.	129,903	30,532,401
Curtiss-Wright Corp.	51,399	8,729,092
*Daseke, Inc.	29,823	243,952
Deere & Co.	150,677	56,958,920
*Delta Air Lines, Inc.	556,657	19,098,902
Deluxe Corp.	48,642	736,926
#*Desktop Metal, Inc., Class A	59,583	131,083
#*Distribution Solutions Group, Inc.	6,105	284,981
*DLH Holdings Corp.	694	6,780
Donaldson Co., Inc.	127,255	8,087,055
Douglas Dynamics, Inc.	34,132	1,000,409
Dover Corp.	78,607	11,489,199
*Driven Brands Holdings, Inc.	95,143	2,920,890
*Ducommun, Inc.	14,004	700,200
Dun & Bradstreet Holdings, Inc.	498,694	5,570,412
*DXP Enterprises, Inc.	22,361	563,497
#*Dycom Industries, Inc.	50,885	4,712,969
#Eagle Bulk Shipping, Inc.	18,450	825,084
Eastern Co. (The)	4,389	77,905
Eaton Corp PLC	121,458	20,298,061
EMCOR Group, Inc.	60,258	10,304,118
Emerson Electric Co.	176,939	14,731,941
Encore Wire Corp.	25,825	4,037,222
*Energy Recovery, Inc.	25,444	573,253
Enerpac Tool Group Corp.	121,673	2,890,950
EnerSys	56,138	4,657,770
Eneti, Inc.	30,204	258,848

32

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Ennis, Inc.	37,937	$737,116
EnPro Industries, Inc.	23,691	2,233,351
Equifax, Inc.	61,325	12,778,903
Esab Corp.	37,308	2,177,295
ESCO Technologies, Inc.	28,679	2,683,494
Espey Mfg. & Electronics Corp.	1,611	35,639
*EVI Industries, Inc.	1,933	38,525
*Evoqua Water Technologies Corp.	103,981	5,141,860
*ExlService Holdings, Inc.	31,125	5,552,077
Expeditors International of Washington, Inc.	112,599	12,818,270
Exponent, Inc.	41,493	3,819,431
Fastenal Co.	310,957	16,741,925
Federal Signal Corp.	94,361	4,848,268
FedEx Corp.	103,812	23,646,297
*First Advantage Corp.	115,535	1,485,780
Flowserve Corp.	95,795	3,198,595
*Fluor Corp.	154,876	4,500,697
*Forrester Research, Inc.	17,918	554,383
Fortive Corp.	112,530	7,099,518
Fortune Brands Innovations, Inc.	135,906	8,791,759
Forward Air Corp.	34,220	3,610,552
*Franklin Covey Co.	12,821	470,787
Franklin Electric Co., Inc.	51,254	4,585,695
*Frontier Group Holdings, Inc.	83,455	791,988
#*FTI Consulting, Inc.	66,014	11,915,527
#*FuelCell Energy, Inc.	882,153	1,658,448
*Gates Industrial Corp. PLC	210,342	2,833,307
GATX Corp.	39,376	4,485,320
Genco Shipping & Trading, Ltd.	77,271	1,190,746
*Gencor Industries, Inc.	11,809	155,879
*Generac Holdings, Inc.	69,278	7,081,597
General Dynamics Corp.	68,803	15,022,447
General Electric Co.	95,491	9,450,744
Genpact, Ltd.	216,277	9,635,140
*Gibraltar Industries, Inc.	104,713	5,239,838
Global Industrial Co.	30,721	818,715
*GMS, Inc.	59,638	3,462,582
Gorman-Rupp Co. (The)	35,444	870,150
Graco, Inc.	232,451	18,431,040
GrafTech International, Ltd.	202,606	954,274
*Graham Corp.	11,400	146,718
Granite Construction, Inc.	77,171	2,942,530
*Great Lakes Dredge & Dock Corp.	76,239	436,849
Greenbrier Cos., Inc. (The)	48,291	1,277,297
Griffon Corp.	65,896	1,874,741
*GXO Logistics, Inc.	178,765	9,497,784
H&E Equipment Services, Inc.	64,098	2,339,577
*Harsco Corp.	60,717	417,126
*Hawaiian Holdings, Inc.	58,053	483,581
*Hayward Holdings, Inc.	284,356	3,423,646
Healthcare Services Group, Inc.	63,403	989,721
Heartland Express, Inc.	54,110	783,513
HEICO Corp.	19,954	3,365,043
HEICO Corp., Class A	32,702	4,389,589
Heidrick & Struggles International, Inc.	23,059	579,011
Helios Technologies, Inc.	34,383	2,067,794
Herc Holdings, Inc.	33,754	3,376,075
*Heritage-Crystal Clean, Inc.	23,860	834,146

33

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#*Hertz Global Holdings, Inc.	334,486	$5,579,226
Hexcel Corp.	132,580	9,556,366
Hillenbrand, Inc.	101,258	4,619,390
HireQuest, Inc.	400	8,360
HNI Corp.	63,099	1,639,312
Honeywell International, Inc.	174,558	34,883,671
Howmet Aerospace, Inc.	239,988	10,629,069
*Hub Group, Inc., Class A	43,827	3,304,556
Hubbell, Inc.	56,162	15,125,550
*Hudson Technologies, Inc.	43,738	338,095
Huntington Ingalls Industries, Inc.	44,490	8,971,853
Hurco Cos., Inc.	10,033	225,040
*Huron Consulting Group, Inc.	36,351	3,082,201
Hyster-Yale Materials Handling, Inc.	11,254	592,636
*IBEX Holdings, Ltd.	2,464	50,438
ICF International, Inc.	25,392	2,894,688
*Ideal Power, Inc.	542	5,219
IDEX Corp.	33,824	6,978,568
*IES Holdings, Inc.	14,183	612,564
Illinois Tool Works, Inc.	134,032	32,427,702
Ingersoll Rand, Inc.	183,666	10,472,635
*Innodata, Inc.	14,690	97,248
Innovative Solutions and Support, Inc.	12,137	78,284
Insperity, Inc.	46,034	5,637,324
Insteel Industries, Inc.	27,340	752,670
Interface, Inc.	89,277	699,932
ITT, Inc.	91,331	7,711,990
Jacobs Solutions, Inc.	55,936	6,458,371
*Janus International Group, Inc.	112,655	1,013,895
JB Hunt Transport Services, Inc.	74,327	13,028,780
*JELD-WEN Holding, Inc.	69,339	886,152
*JetBlue Airways Corp.	536,474	3,830,424
John Bean Technologies Corp.	32,321	3,513,616
Johnson Controls International PLC	348,638	20,862,498
Kadant, Inc.	13,519	2,512,236
Kaman Corp.	41,153	908,247
*KAR Auction Services, Inc.	495,055	6,703,045
Karat Packaging, Inc.	1,252	16,977
#KBR, Inc.	145,248	8,239,919
Kelly Services, Inc., Class A	46,935	770,203
Kennametal, Inc.	112,087	2,909,778
Kforce, Inc.	82,491	4,878,518
Kimball International, Inc., Class B	760	9,356
*Kirby Corp.	77,988	5,602,658
Knight-Swift Transportation Holdings, Inc.	180,767	10,180,797
Korn Ferry	73,971	3,552,087
*Kratos Defense & Security Solutions, Inc.	247,941	3,198,439
*L.B. Foster Co., Class A	13,453	150,405
L3Harris Technologies, Inc.	78,795	15,376,844
Landstar System, Inc.	38,851	6,838,942
Leidos Holdings, Inc.	92,015	8,581,319
Lennox International, Inc.	17,301	4,877,325
*Limbach Holdings, Inc.	10,897	184,595
Lincoln Electric Holdings, Inc.	67,268	11,287,570
Lindsay Corp.	13,542	1,635,061
*Liquidity Services, Inc.	29,494	385,487
Lockheed Martin Corp.	91,820	42,645,799
*LS Starrett Co. (The), Class A	1,538	16,426

34

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
LSI Industries, Inc.	5,661	$71,838
Luxfer Holdings PLC	3,217	49,059
*Lyft, Inc., Class A	5,815	59,604
*Manitex International, Inc.	14,478	74,851
*Manitowoc Co., Inc. (The)	50,363	770,050
ManpowerGroup, Inc.	71,696	5,428,104
Marten Transport, Ltd.	106,534	2,150,921
Masco Corp.	159,370	8,527,889
#*Masonite International Corp.	27,403	2,504,908
*MasTec, Inc.	84,956	7,544,942
*Mastech Digital, Inc.	2,364	20,874
*Masterbrand, Inc.	135,906	1,096,761
*Matrix Service Co.	49,800	237,048
Matson, Inc.	76,000	5,170,280
Matthews International Corp., Class A	31,850	1,206,159
Maxar Technologies, Inc.	3,837	202,287
Maximus, Inc.	63,876	5,343,227
*Mayville Engineering Co., Inc.	3,083	37,304
McGrath RentCorp.	36,642	3,256,741
MDU Resources Group, Inc.	208,990	6,106,688
*Mega Matrix Corp.	5,372	9,079
*Mercury Systems, Inc.	72,353	3,449,067
*Mesa Air Group, Inc.	11,879	25,065
*Middleby Corp. (The)	42,440	5,978,947
Miller Industries, Inc.	14,953	487,468
MillerKnoll, Inc.	125,799	2,139,841
*Mistras Group, Inc.	28,605	232,273
*Montrose Environmental Group, Inc.	20,297	618,247
Moog, Inc., Class A	35,237	3,175,206
*MRC Global, Inc.	77,717	756,964
MSA Safety, Inc.	48,784	6,329,724
MSC Industrial Direct Co., Inc.	44,483	4,035,943
Mueller Industries, Inc.	68,837	4,945,938
Mueller Water Products, Inc., Class A	196,118	2,627,981
*MYR Group, Inc.	31,979	4,092,992
National Presto Industries, Inc.	6,533	444,375
NL Industries, Inc.	37,740	242,668
Nordson Corp.	39,534	8,551,600
Norfolk Southern Corp.	122,704	24,912,593
Northrop Grumman Corp.	30,378	14,012,460
*Northwest Pipe Co.	11,077	305,061
*NOW, Inc.	304,903	3,253,315
*NV5 Global, Inc.	16,306	1,544,667
nVent Electric PLC	97,658	4,094,800
Old Dominion Freight Line, Inc.	137,551	44,069,965
#Omega Flex, Inc.	3,089	339,821
*Orion Energy Systems, Inc.	4,750	7,315
*Orion Group Holdings, Inc.	32,859	78,204
Oshkosh Corp.	104,139	7,968,716
Otis Worldwide Corp.	121,041	10,324,797
Owens Corning	143,913	15,371,348
P&F Industries, Inc., Class A	1,860	9,486
PACCAR, Inc.	510,782	38,150,308
PAM Transportation Services, Inc.	30,314	680,549
Pangaea Logistics Solutions, Ltd.	14,834	92,119
Park Aerospace Corp.	15,766	206,219
Parker-Hannifin Corp.	97,490	31,672,551
#Park-Ohio Holdings Corp.	16,477	213,707

35

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Parsons Corp.	122,166	$5,314,221
*Patriot Transportation Holding, Inc.	1,695	15,543
Paychex, Inc.	150,664	16,551,947
*Paycom Software, Inc.	25,962	7,538,586
#*Paycor HCM, Inc.	63,983	1,503,600
*Paylocity Holding Corp.	19,030	3,678,309
Pentair PLC	138,076	8,019,454
*Performant Financial Corp.	10,959	35,507
*Perma-Fix Environmental Services, Inc.	1,447	13,139
*Perma-Pipe International Holdings, Inc.	2,769	30,044
*PGT Innovations, Inc.	114,602	2,940,687
*Pineapple Energy, Inc.	1,608	2,219
*Pioneer Power Solutions, Inc.	2,578	12,929
Pitney Bowes, Inc.	149,443	524,545
#*Plug Power, Inc.	284,473	2,568,791
*Polar Power, Inc.	236	264
Powell Industries, Inc.	15,299	612,878
Preformed Line Products Co.	4,942	614,192
Primoris Services Corp.	116,209	2,940,088
*Proto Labs, Inc.	29,127	837,984
#*Quad/Graphics, Inc.	71,195	248,471
Quanex Building Products Corp.	41,372	790,205
Quanta Services, Inc.	100,855	17,109,042
*Quest Resource Holding Corp.	4,688	25,198
*Radiant Logistics, Inc.	59,110	390,126
Raytheon Technologies Corp.	528,053	52,752,495
*RBC Bearings, Inc.	13,939	3,164,292
*RCM Technologies, Inc.	14,148	159,024
*Red Violet, Inc.	746	12,757
Regal Rexnord Corp.	110,075	14,327,362
Republic Services, Inc.	153,241	22,161,713
*Resideo Technologies, Inc.	245,705	4,373,549
Resources Connection, Inc.	44,763	653,092
REV Group, Inc.	73,840	792,303
#Robert Half International, Inc.	151,255	11,041,615
Rockwell Automation, Inc.	55,926	15,849,988
Rollins, Inc.	144,386	6,100,308
Rush Enterprises, Inc., Class A	48,192	2,559,477
Rush Enterprises, Inc., Class B	1,962	114,934
*RXO, Inc.	150,055	2,714,495
Ryder System, Inc.	68,423	5,416,365
*Saia, Inc.	35,814	10,664,335
Schneider National, Inc., Class B	73,110	1,913,289
Science Applications International Corp.	72,598	7,407,174
Sensata Technologies Holding PLC	141,131	6,132,142
*Servotronics, Inc.	231	2,799
*Shoals Technologies Group, Inc., Class A	84,066	1,756,139
Shyft Group, Inc. (The)	33,958	851,667
*SIFCO Industries, Inc.	436	998
Simpson Manufacturing Co., Inc.	49,118	6,178,062
#*SiteOne Landscape Supply, Inc.	40,981	6,054,533
*SkyWest, Inc.	71,970	2,036,751
Snap-on, Inc.	47,746	12,385,790
Southwest Airlines Co.	318,423	9,645,033
*SP Plus Corp.	19,607	669,971
Spirit AeroSystems Holdings, Inc., Class A	48,559	1,445,116
Spirit Airlines, Inc.	68,615	1,173,316
*SPX Technologies, Inc.	53,371	3,398,665

36

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
SS&C Technologies Holdings, Inc.	106,087	$6,210,333
Standex International Corp.	19,189	2,356,601
Stanley Black & Decker, Inc.	60,004	5,180,745
*StarTek, Inc.	5,635	18,539
Steelcase, Inc., Class A	116,747	933,976
*Stericycle, Inc.	96,350	4,398,377
*Sterling Check Corp.	2,105	23,660
*Sterling Infrastructure, Inc.	31,901	1,177,785
#*SunPower Corp.	106,047	1,401,941
#*Sunrun, Inc.	231,741	4,875,831
*TaskUS, Inc., Class A	12,974	174,630
*Taylor Devices, Inc.	1,041	22,642
Tecnoglass, Inc.	44,092	1,933,434
Tennant Co.	22,176	1,694,690
Terex Corp.	106,206	4,735,726
Tetra Tech, Inc.	46,972	6,499,516
Textainer Group Holdings, Ltd.	215,553	7,565,910
Textron, Inc.	127,658	8,545,426
*Thermon Group Holdings, Inc.	30,995	644,076
Timken Co. (The)	119,393	9,175,352
*Titan International, Inc.	110,750	1,080,920
*Titan Machinery, Inc.	32,892	1,031,164
Toro Co. (The)	157,580	16,429,291
*TPI Composites, Inc.	32,791	405,297
Trane Technologies PLC	149,772	27,829,135
#*Transcat, Inc.	5,991	457,053
TransDigm Group, Inc.	10,157	7,770,105
TransUnion	55,585	3,824,804
*Trex Co., Inc.	168,680	9,220,049
*TriNet Group, Inc.	148,776	13,803,437
Trinity Industries, Inc.	216,293	5,180,217
Triton International, Ltd.	54,407	4,497,827
*Triumph Group, Inc.	38,087	411,720
*TrueBlue, Inc.	63,218	957,753
TTEC Holdings, Inc.	65,885	2,244,702
*Tutor Perini Corp.	87,999	466,395
*Twin Disc, Inc.	9,373	107,321
*Uber Technologies, Inc.	48,557	1,507,695
UFP Industries, Inc.	158,891	12,476,121
#U-Haul Holding Co.	21,449	1,309,676
U-Haul Holding Co.	227,004	12,280,916
*Ultralife Corp.	14,509	60,793
UniFirst Corp.	18,085	2,960,153
Union Pacific Corp.	399,171	78,117,765
*United Airlines Holdings, Inc.	173,458	7,597,460
United Parcel Service, Inc., Class B	362,145	65,117,292
United Rentals, Inc.	86,804	31,345,792
*Univar Solutions, Inc.	265,827	9,436,858
Universal Logistics Holdings, Inc.	14,081	360,474
*Urban-Gro, Inc.	2,113	4,120
*V2X, Inc.	9,906	427,939
Valmont Industries, Inc.	21,228	6,168,008
#Verisk Analytics, Inc.	104,201	20,226,456
Veritiv Corp.	17,769	2,041,125
*Verra Mobility Corp.	164,153	2,782,393
Vertiv Holdings Co.	161,667	2,412,072
*Viad Corp.	19,537	371,789
*Vicor Corp.	21,443	921,406

37

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Virco Mfg. Corp.	2,861	$10,614
*VirTra, Inc.	2,424	12,799
VSE Corp.	10,937	462,526
Wabash National Corp.	69,350	1,780,214
Waste Management, Inc.	117,611	19,529,307
#Watsco, Inc.	32,218	11,159,671
Watsco, Inc., Class B	1,750	604,432
Watts Water Technologies, Inc., Class A	30,661	4,958,804
Werner Enterprises, Inc.	120,353	5,436,345
WESCO International, Inc.	58,491	8,422,704
Westinghouse Air Brake Technologies Corp.	76,965	7,517,172
*Willdan Group, Inc.	5,563	81,498
*Willis Lease Finance Corp.	4,690	236,845
*WillScot Mobile Mini Holdings Corp.	347,444	15,773,958
Woodward, Inc.	58,419	5,609,392
WW Grainger, Inc.	47,372	32,950,542
*XPO, Inc.	141,222	6,239,188
#Xylem, Inc.	83,146	8,633,881
Zurn Elkay Water Solutions Corp.	102,041	2,198,984

TOTAL INDUSTRIALS		2,650,037,871

INFORMATION TECHNOLOGY — (20.4%)
*8x8, Inc.	23,951	68,739
#*908 Devices, Inc.	13,173	89,049
A10 Networks, Inc.	72,002	1,018,108
Accenture PLC, Class A	228,784	64,125,867
*ACI Worldwide, Inc.	178,885	4,531,157
Adeia, Inc.	79,067	604,072
*Adobe, Inc.	119,546	45,135,788
ADTRAN Holdings, Inc.	81,169	740,261
Advanced Energy Industries, Inc.	36,486	3,156,039
*Advanced Micro Devices, Inc.	345,189	30,849,541
#*Aehr Test Systems	5,303	131,249
*Agilysys, Inc.	15,692	1,224,604
*Airgain, Inc.	1,372	8,054
*Akamai Technologies, Inc.	83,809	6,869,824
*Alarm.com Holdings, Inc.	38,942	1,857,144
*Alithya Group, Inc., Class A	12,595	23,301
*Alkami Technology, Inc.	10,737	128,737
*Allegro MicroSystems, Inc.	31,766	1,136,270
*Alpha & Omega Semiconductor, Ltd.	41,310	986,483
#*Altair Engineering, Inc., Class A	20,967	1,447,771
*Alteryx, Inc., Class A	4,918	202,277
*Ambarella, Inc.	38,818	2,405,940
Amdocs, Ltd.	176,188	16,077,155
American Software, Inc., Class A	22,587	269,689
Amkor Technology, Inc.	424,370	9,493,157
Amphenol Corp., Class A	137,941	10,410,407
*Amplitech Group, Inc.	6,471	20,319
*Amtech Systems, Inc.	16,310	140,755
Analog Devices, Inc.	164,364	29,565,796
*ANSYS, Inc.	30,567	9,595,593
*Appfolio, Inc., Class A	1,795	250,618
Apple, Inc.	5,929,326	1,006,088,036
Applied Materials, Inc.	348,839	39,429,272
#*AppLovin Corp., Class A	113,386	1,927,562
*Arista Networks, Inc.	141,385	22,644,222
*Arlo Technologies, Inc.	36,505	235,092
*Arrow Electronics, Inc.	76,495	8,753,323

38

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Aspen Technology, Inc.	20,470	$3,623,190
*AstroNova, Inc.	3,998	58,811
*Atlassian Corp., Class A	15,941	2,353,848
*Autodesk, Inc.	43,092	8,393,891
*Aviat Networks, Inc.	13,442	441,032
*Avid Technology, Inc.	70,063	2,067,559
Avnet, Inc.	136,063	5,613,959
*Aware, Inc.	6,547	10,868
*Axcelis Technologies, Inc.	51,141	6,049,980
*AXT, Inc.	61,704	164,750
Badger Meter, Inc.	32,373	4,283,919
Bel Fuse, Inc., Class A	1,600	67,184
Bel Fuse, Inc., Class B	9,211	374,243
Belden, Inc.	32,397	2,555,799
Benchmark Electronics, Inc.	54,800	1,169,980
#Bentley Systems, Inc., Class B	63,076	2,684,515
#*BILL Holdings, Inc.	32,829	2,521,595
BK Technologies Corp.	153	2,087
*Black Knight, Inc.	68,641	3,750,544
*Blackbaud, Inc.	35,641	2,471,882
*Blackline, Inc.	583	32,479
#*Box, Inc., Class A	157,357	4,163,666
*Brightcove, Inc.	6,671	27,618
Broadcom, Inc.	206,854	129,594,031
#*C3.ai, Inc., Class A	15,300	272,646
*Cadence Design Systems, Inc.	35,244	7,381,856
*CalAmp Corp.	17,963	45,626
*Calix, Inc.	67,844	3,100,471
*Cambium Networks Corp.	5,450	82,513
*CCC Intelligent Solutions Holdings, Inc.	19,350	167,958
#CDW Corp.	110,943	18,814,823
*Cerence, Inc.	37,098	947,854
*CEVA, Inc.	24,589	617,922
*Ciena Corp.	149,736	6,893,845
*Cirrus Logic, Inc.	88,774	7,615,921
Cisco Systems, Inc.	1,632,798	77,149,705
*Clearfield, Inc.	7,775	339,612
Climb Global Solutions, Inc.	3,335	148,074
*Cloudflare, Inc., Class A	427	20,090
*Coda Octopus Group, Inc.	2,126	16,987
Cognex Corp.	124,872	5,955,146
Cognizant Technology Solutions Corp., Class A	353,176	21,088,139
#*Cognyte Software, Ltd.	36,906	153,529
*Coherent Corp.	69,689	2,379,182
*Cohu, Inc.	139,670	4,726,433
*CommScope Holding Co., Inc.	132,543	653,437
*CommVault Systems, Inc.	16,826	980,451
*Computer Task Group, Inc.	11,157	75,533
Comtech Telecommunications Corp.	44,200	457,470
*Confluent, Inc., Class A	37,583	826,826
*Consensus Cloud Solutions, Inc.	18,143	677,278
*CoreCard Corp.	456	11,747
Corning, Inc.	579,199	19,240,991
#*Corsair Gaming, Inc.	62,954	1,096,659
*CPI Card Group, Inc.	213	8,918
*CPS Technologies Corp.	3,158	8,527
Crexendo, Inc.	348	501
*Crowdstrike Holdings, Inc., Class A	7,372	885,009

39

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
CSP, Inc.	599	$7,577
CTS Corp.	63,955	2,507,676
#*CVD Equipment Corp.	2,668	27,374
*Daktronics, Inc.	53,809	258,821
*Data I/O Corp.	1,148	5,177
*Datadog, Inc., Class A	8,609	580,074
Dell Technologies, Inc., Class C	84,498	3,674,818
*Digi International, Inc.	54,668	1,648,787
*Digital Turbine, Inc.	74,980	879,515
#*DigitalOcean Holdings, Inc.	52,147	1,644,716
*Diodes, Inc.	61,966	4,938,690
*DocuSign, Inc.	9,517	470,520
Dolby Laboratories, Inc., Class A	46,615	3,901,209
#*DoubleVerify Holdings, Inc.	76,989	2,265,016
*Dropbox, Inc., Class A	158,009	3,213,903
*DXC Technology Co.	171,814	4,097,764
*Dynatrace, Inc.	43,721	1,848,524
*DZS, Inc.	15,810	107,508
#*E2open Parent Holdings, Inc.	223,522	1,405,953
Ebix, Inc.	23,359	379,817
#*Edgio, Inc.	55,803	36,886
*eGain Corp.	15,638	114,783
*Elastic NV	1,365	78,146
*Electro-Sensors, Inc.	246	1,122
*EMCORE Corp.	21,229	23,140
*EngageSmart, Inc.	66,711	1,145,428
*Enphase Energy, Inc.	84,941	13,947,312
Entegris, Inc.	114,106	8,548,822
*Envestnet, Inc.	37,078	2,350,004
*EPAM Systems, Inc.	20,990	5,928,416
*ePlus, Inc.	50,350	2,192,239
*Everbridge, Inc.	26,634	699,942
#*EverCommerce, Inc.	3,929	47,423
*Everspin Technologies, Inc.	3,441	21,403
*Extreme Networks, Inc.	99,408	1,767,474
*F5, Inc.	36,809	4,945,657
*Fabrinet	51,676	4,906,636
*Fair Isaac Corp.	23,677	17,235,672
*FARO Technologies, Inc.	25,570	597,059
#*Fastly, Inc., Class A	107,133	1,583,426
*First Solar, Inc.	80,905	14,771,635
*Flex, Ltd.	663,746	13,653,255
*FormFactor, Inc.	98,763	2,697,218
*Fortinet, Inc.	270,471	17,053,197
*Franklin Wireless Corp.	202	806
Frequency Electronics, Inc.	4,145	26,984
*Freshworks, Inc., Class A	103,699	1,385,419
*Gartner, Inc.	36,625	11,077,598
Gen Digital, Inc.	243,130	4,296,107
*Genasys, Inc.	7,776	22,939
*Globant SA	20,707	3,248,307
*GoDaddy, Inc., Class A	48,722	3,687,281
#*Grid Dynamics Holdings, Inc.	53,853	585,382
*GSI Technology, Inc.	13,940	21,468
*Guidewire Software, Inc.	78,261	5,962,706
Hackett Group, Inc. (The)	41,922	778,072
*Harmonic, Inc.	103,498	1,458,287
*HashiCorp, Inc., Class A	824	22,091

40

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Hewlett Packard Enterprise Co.	637,418	$9,127,826
HP, Inc.	333,305	9,902,492
*HubSpot, Inc.	4,139	1,742,312
*Ichor Holdings, Ltd.	25,000	696,250
*Identiv, Inc.	1,600	8,800
#*Infinera Corp.	54,635	345,840
#*Informatica, Inc., Class A	64,714	1,000,478
Information Services Group, Inc.	22,709	115,589
*Insight Enterprises, Inc.	48,739	5,894,982
Intel Corp.	2,076,533	64,497,115
InterDigital, Inc.	61,250	4,149,075
International Business Machines Corp.	470,030	59,416,492
*inTEST Corp.	2,800	53,200
*Intevac, Inc.	26,347	166,777
Intuit, Inc.	52,338	23,235,455
#*IonQ, Inc.	48,846	269,141
IPG Photonics Corp.	66,710	7,670,316
*Issuer Direct Corp.	255	4,801
*Iteris, Inc.	21,217	97,810
*Itron, Inc.	73,631	3,931,895
Jabil, Inc.	387,681	30,297,270
*Jamf Holding Corp.	68,599	1,297,893
*JFrog, Ltd.	66,121	1,227,867
Juniper Networks, Inc.	378,895	11,423,684
*Key Tronic Corp.	5,745	39,353
*Keysight Technologies, Inc.	126,486	18,294,935
*Kimball Electronics, Inc., Class B	23,990	482,919
KLA Corp.	61,749	23,868,458
*Knowles Corp.	277,050	4,676,604
#Kulicke & Soffa Industries, Inc.	112,886	5,380,147
*KVH Industries, Inc.	17,778	187,025
*Kyndryl Holdings, Inc.	231,470	3,347,056
Lam Research Corp.	66,187	34,687,283
*Lantronix, Inc.	850	3,128
*Lattice Semiconductor Corp.	53,518	4,265,385
*LGL Group, Inc. (The)	874	3,854
Littelfuse, Inc.	19,101	4,627,026
*LiveRamp Holdings, Inc.	191,036	4,602,057
#*Lumentum Holdings, Inc.	51,612	2,490,279
#*Luna Innovations, Inc.	21,473	134,850
*MACOM Technology Solutions Holdings, Inc.	52,701	3,074,576
*Magnachip Semiconductor Corp.	37,960	337,085
*Manhattan Associates, Inc.	96,423	15,975,363
*Marathon Digital Holdings, Inc.	14,683	147,858
Marvell Technology, Inc.	395,298	15,606,365
*Matterport, Inc.	59,292	138,150
*MaxLinear, Inc.	113,124	2,729,682
*MeridianLink, Inc.	1,362	20,348
Methode Electronics, Inc.	100,066	4,101,705
Microchip Technology, Inc.	503,011	36,714,773
Micron Technology, Inc.	574,417	36,969,478
Microsoft Corp.	2,824,111	867,736,346
*Mirion Technologies, Inc.	19,917	161,328
*Mitek Systems, Inc.	23,421	211,257
MKS Instruments, Inc.	32,823	2,752,865
*Model N, Inc.	4,657	143,436
#*Momentive Global, Inc.	12,390	116,342
*MongoDB, Inc.	2,986	716,521

41

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Monolithic Power Systems, Inc.	10,957	$5,061,805
Motorola Solutions, Inc.	31,228	9,099,839
*M-Tron Industries, Inc.	437	5,130
*N-able, Inc.	88,888	1,133,322
*Napco Security Technologies, Inc.	14,178	439,518
#National Instruments Corp.	156,300	9,101,349
*NCR Corp.	122,670	2,734,314
*Neonode, Inc.	1,121	8,021
NetApp, Inc.	127,047	7,989,986
*NETGEAR, Inc.	46,140	651,958
*NetScout Systems, Inc.	150,589	4,097,527
*NetSol Technologies, Inc.	316	749
Network-1 Technologies, Inc.	4,315	9,062
*nLight, Inc.	30,092	263,907
*Nortech Systems, Inc.	854	8,540
*Novanta, Inc.	26,401	4,035,129
*Nutanix, Inc., Class A	71,435	1,713,011
NVE Corp.	1,920	144,787
NVIDIA Corp.	302,566	83,959,039
NXP Semiconductors NV	77,497	12,689,359
*Okta, Inc.	57,472	3,938,556
#*Olo, Inc., Class A	97,503	667,896
*ON Semiconductor Corp.	513,845	36,976,286
*ON24, Inc.	28,250	245,775
*One Stop Systems, Inc.	2,662	6,495
*OneSpan, Inc.	36,323	535,401
*Onto Innovation, Inc.	59,931	4,853,212
*Optical Cable Corp.	306	1,242
Oracle Corp.	568,526	53,850,783
*OSI Systems, Inc.	38,934	4,397,985
*Palantir Technologies, Inc., Class A	323,514	2,507,234
*Palo Alto Networks, Inc.	12,828	2,340,597
#*PAR Technology Corp.	24,535	750,526
PC Connection, Inc.	40,516	1,631,579
PCTEL, Inc.	18,731	89,160
*PDF Solutions, Inc.	47,773	1,722,217
Pegasystems, Inc.	6,519	297,397
#*Perficient, Inc.	74,137	4,812,974
#PFSweb, Inc.	23,197	93,252
*Photronics, Inc.	80,157	1,159,070
*Plexus Corp.	51,828	4,533,395
Power Integrations, Inc.	76,072	5,536,520
*Powerfleet, Inc.	8,622	24,745
*PowerSchool Holdings, Inc.	107,327	2,240,988
#*Procore Technologies, Inc.	12,097	646,101
Progress Software Corp.	83,811	4,599,548
*PTC, Inc.	33,988	4,275,351
*Pure Storage, Inc., Class A	58,264	1,330,167
*Q2 Holdings, Inc.	47,990	1,181,514
*Qorvo, Inc.	159,880	14,721,750
QUALCOMM, Inc.	588,781	68,769,621
*Qualtrics International, Inc., Class A	12,858	230,544
*Qualys, Inc.	39,612	4,473,779
*Rambus, Inc.	130,757	5,797,765
*RF Industries, Ltd.	1,918	7,730
*Ribbon Communications, Inc.	89,030	227,917
Richardson Electronics, Ltd.	16,879	260,443
*Rimini Street, Inc.	12,413	46,425

42

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*Riot Platforms, Inc.	29,424	$351,911
*Rogers Corp.	18,659	3,003,166
Roper Technologies, Inc.	20,116	9,148,354
*Salesforce, Inc.	164,740	32,679,474
*Samsara, Inc., Class A	15,141	273,295
*Sanmina Corp.	91,265	4,769,509
Sapiens International Corp. NV	48,395	974,191
*ScanSource, Inc.	47,167	1,290,017
#Seagate Technology Holdings PLC	128,724	7,565,109
*Semtech Corp.	89,449	1,743,361
*SentinelOne, Inc., Class A	147,235	2,366,066
*ServiceNow, Inc.	6,376	2,929,262
*Silicon Laboratories, Inc.	42,067	5,859,933
*SiTime Corp.	12,478	1,353,489
Skyworks Solutions, Inc.	102,559	10,860,998
*SMART Global Holdings, Inc.	55,679	858,570
*Smartsheet, Inc., Class A	8,339	340,815
*Snowflake, Inc., Class A	5,560	823,325
*Socket Mobile, Inc.	3,314	5,799
*SolarEdge Technologies, Inc.	44,103	12,597,140
*SolarWinds Corp.	129,808	1,118,945
*Sono-Tek Corp.	1,792	9,766
*SoundThinking, Inc.	423	12,584
*Splunk, Inc.	29,815	2,571,246
*SPS Commerce, Inc.	15,593	2,296,849
*Squarespace, Inc., Class A	40,146	1,248,541
*Stratasys, Ltd.	55,155	792,026
*Super Micro Computer, Inc.	65,911	6,948,997
*Synaptics, Inc.	34,410	3,047,350
*Synopsys, Inc.	17,107	6,352,171
Taitron Components, Inc.	3,010	10,685
TD SYNNEX Corp.	133,789	11,912,573
TE Connectivity, Ltd.	159,069	19,465,274
*Teledyne Technologies, Inc.	23,498	9,737,571
#*Telos Corp.	1,776	3,019
*Teradata Corp.	103,885	4,021,388
#Teradyne, Inc.	130,131	11,891,371
*TESSCO Technologies, Inc.	2,199	19,307
Texas Instruments, Inc.	403,906	67,533,083
*TransAct Technologies, Inc.	6,652	37,251
*Trimble, Inc.	75,382	3,550,492
*Trio-Tech International	446	1,936
*TTM Technologies, Inc.	292,279	3,451,815
*Twilio, Inc., Class A	69,067	3,633,615
*Tyler Technologies, Inc.	7,053	2,673,299
Ubiquiti, Inc.	22,977	5,343,301
*UiPath, Inc., Class A	143,409	2,019,199
*Ultra Clean Holdings, Inc.	136,672	3,900,619
#*Unity Software, Inc.	78,312	2,112,075
Universal Display Corp.	46,741	6,238,054
#*Veeco Instruments, Inc.	68,468	1,261,181
*Verint Systems, Inc.	69,516	2,536,639
*VeriSign, Inc.	27,032	5,995,698
*Vertex, Inc., Class A	8,885	183,475
*Viant Technology, Inc., Class A	3,231	14,281
#*Viasat, Inc.	92,868	3,253,166
*Viavi Solutions, Inc.	360,604	3,231,012
Vishay Intertechnology, Inc.	166,546	3,545,764

43

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Vishay Precision Group, Inc.	17,662	$663,031
*VMware, Inc., Class A	27,581	3,448,452
Vontier Corp.	181,360	4,920,297
*Western Digital Corp.	175,361	6,039,433
*WidePoint Corp.	401	754
#*Wolfspeed, Inc.	98,853	4,601,607
*Workday, Inc., Class A	15,673	2,917,372
Xerox Holdings Corp.	282,223	4,422,434
*Xperi, Inc.	26,389	250,432
#*Yext, Inc.	70,267	616,944
*Zebra Technologies Corp.	29,887	8,608,353
*Zoom Video Communications, Inc., Class A	55,133	3,386,820
*Zscaler, Inc.	4,859	437,796

TOTAL INFORMATION TECHNOLOGY		3,924,072,177

MATERIALS — (4.4%)
*Advanced Emissions Solutions, Inc.	26,905	49,774
AdvanSix, Inc.	38,741	1,459,761
Air Products & Chemicals, Inc.	40,975	12,061,401
Albemarle Corp.	59,058	10,952,897
Alcoa Corp.	175,333	6,511,868
Alpha Metallurgical Resources, Inc.	33,154	4,859,050
*Alto Ingredients, Inc.	118,795	155,621
Amcor PLC	586,021	6,428,650
American Vanguard Corp.	49,415	951,239
*Ampco-Pittsburgh Corp.	557	1,682
AptarGroup, Inc.	72,330	8,571,828
*Arconic Corp.	77,344	1,914,264
#Ardagh Metal Packaging SA	181,982	742,487
Ashland, Inc.	55,934	5,683,454
*Aspen Aerogels, Inc.	11,048	69,160
#*ATI, Inc.	135,849	5,246,488
Avery Dennison Corp.	69,990	12,211,855
Avient Corp.	86,568	3,333,734
*Axalta Coating Systems, Ltd.	246,201	7,772,566
Balchem Corp.	33,229	4,366,291
#Ball Corp.	188,461	10,022,356
Berry Global Group, Inc.	211,453	12,224,098
Cabot Corp.	72,196	5,180,785
Caledonia Mining Corp. PLC	2,055	29,263
Carpenter Technology Corp.	79,240	4,179,118
Celanese Corp.	92,845	9,863,853
*Century Aluminum Co.	96,911	832,465
CF Industries Holdings, Inc.	165,831	11,870,183
Chase Corp.	10,596	1,158,461
Chemours Co. (The)	244,468	7,106,685
*Clearwater Paper Corp.	19,117	690,124
*Cleveland-Cliffs, Inc.	747,777	11,500,810
*Coeur Mining, Inc.	243,037	826,326
Commercial Metals Co.	210,329	9,820,261
Compass Minerals International, Inc.	85,120	2,785,978
*Core Molding Technologies, Inc.	6,699	125,606
Corteva, Inc.	267,306	16,337,743
Crown Holdings, Inc.	170,105	14,591,607
Dow, Inc.	641,701	34,908,534
DuPont de Nemours, Inc.	162,373	11,320,646
Eagle Materials, Inc.	74,784	11,083,737
Eastman Chemical Co.	161,036	13,570,504
Ecolab, Inc.	28,122	4,719,996

44

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Ecovyst, Inc.	274,257	$3,112,817
Element Solutions, Inc.	427,872	7,765,877
*Ferroglobe PLC	150,742	608,998
Flexible Solutions International, Inc.	6,450	19,544
FMC Corp.	62,923	7,776,024
Fortitude Gold Corp.	18,826	129,711
Freeport-McMoRan, Inc.	767,951	29,113,022
Friedman Industries, Inc.	5,121	57,099
FutureFuel Corp.	56,463	423,473
Glatfelter Corp.	43,331	195,856
Graphic Packaging Holding Co.	439,810	10,845,715
Greif, Inc., Class A	31,524	1,979,392
Greif, Inc., Class B	13,453	1,059,289
Hawkins, Inc.	25,629	1,033,874
Haynes International, Inc.	18,196	855,394
HB Fuller Co.	63,355	4,192,200
Hecla Mining Co.	525,185	3,177,369
Huntsman Corp.	342,911	9,186,586
*Idaho Strategic Resources, Inc.	656	4,107
*Ingevity Corp.	54,884	3,937,378
Innospec, Inc.	33,334	3,387,734
International Flavors & Fragrances, Inc.	107,060	10,380,538
International Paper Co.	196,240	6,497,506
*Intrepid Potash, Inc.	11,849	305,467
Kaiser Aluminum Corp.	12,541	824,195
Koppers Holdings, Inc.	21,472	704,496
#Kronos Worldwide, Inc.	59,319	551,667
Linde PLC	134,602	49,728,709
#*Livent Corp.	141,677	3,095,642
Louisiana-Pacific Corp.	143,014	8,543,656
*LSB Industries, Inc.	83,794	748,280
LyondellBasell Industries NV, Class A	409,311	38,724,914
Martin Marietta Materials, Inc.	27,518	9,994,538
Materion Corp.	25,789	2,793,207
Mativ, Inc.	56,966	1,103,431
Mercer International, Inc.	77,374	752,849
Minerals Technologies, Inc.	41,600	2,465,216
Mosaic Co. (The)	237,596	10,180,989
*MP Materials Corp.	149,028	3,229,437
Myers Industries, Inc.	42,390	803,290
NewMarket Corp.	7,359	2,940,656
Newmont Corp.	414,636	19,653,746
Northern Technologies International Corp.	5,456	62,635
Nucor Corp.	320,316	47,464,425
*O-I Glass, Inc.	153,847	3,456,942
Olin Corp.	245,123	13,579,814
Olympic Steel, Inc.	15,406	717,457
Orion Engineered Carbons SA	91,156	2,206,887
Packaging Corp. of America	79,347	10,732,475
*Piedmont Lithium, Inc.	13,333	766,647
PPG Industries, Inc.	162,653	22,813,710
Quaker Chemical Corp.	13,578	2,534,062
Ramaco Resources, Inc.	8,745	71,097
*Rayonier Advanced Materials, Inc.	117,005	636,507
Reliance Steel & Aluminum Co.	99,431	24,639,002
Royal Gold, Inc.	48,417	6,412,347
RPM International, Inc.	175,809	14,421,612
Ryerson Holding Corp.	47,764	1,804,046

45

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Schnitzer Steel Industries, Inc.	39,596	$1,143,928
#Scotts Miracle-Gro Co. (The)	59,379	3,967,111
Sealed Air Corp.	140,919	6,762,703
Sensient Technologies Corp.	42,537	3,167,305
Sherwin-Williams Co. (The)	91,484	21,731,109
Silgan Holdings, Inc.	177,179	8,727,838
*Smith-Midland Corp.	323	5,329
Sonoco Products Co.	102,641	6,222,097
Southern Copper Corp.	43,447	3,338,033
Steel Dynamics, Inc.	243,348	25,296,025
Stepan Co.	33,569	3,095,062
*Summit Materials, Inc., Class A	145,117	3,977,657
SunCoke Energy, Inc.	73,640	572,919
Sylvamo Corp.	46,345	2,123,528
*Synalloy Corp.	6,417	60,897
*TimkenSteel Corp.	69,349	1,160,902
Tredegar Corp.	57,348	537,924
TriMas Corp.	61,211	1,555,372
Trinseo PLC	28,293	512,669
#Tronox Holdings PLC, Class A	218,588	2,992,470
United States Lime & Minerals, Inc.	5,417	871,595
#United States Steel Corp.	333,380	7,627,734
#*US Gold Corp.	4,751	20,477
Vulcan Materials Co.	47,013	8,232,917
Warrior Met Coal, Inc.	58,480	2,021,654
Westlake Corp.	81,315	9,252,021
Westrock Co.	227,706	6,815,241
Worthington Industries, Inc.	90,717	5,387,683

TOTAL MATERIALS		840,476,962

REAL ESTATE — (0.2%)
#*Altisource Portfolio Solutions SA	3,696	13,823
*AMREP Corp.	2,552	35,473
*Anywhere Real Estate, Inc.	80,735	514,282
*CBRE Group, Inc., Class A	175,653	13,465,559
*CKX Lands, Inc.	39	381
*Compass, Inc., Class A	336,787	788,082
*Comstock Holding Cos., Inc.	285	1,254
*Cushman & Wakefield PLC	163,424	1,609,726
Douglas Elliman, Inc.	10,253	32,707
#eXp World Holdings, Inc.	1,746	20,411
#*Fathom Holdings, Inc.	2,516	12,328
*Forestar Group, Inc.	17,053	329,805
*FRP Holdings, Inc.	10,189	590,962
*Howard Hughes Corp. (The)	50,990	3,945,096
*Jones Lang LaSalle, Inc.	48,829	6,789,184
*JW Mays, Inc.	362	16,011
Kennedy-Wilson Holdings, Inc.	194,325	3,260,774
Marcus & Millichap, Inc.	92,160	2,900,275
*Maui Land & Pineapple Co., Inc.	1,108	13,839
Newmark Group, Inc., Class A	175,021	1,109,633
#*Opendoor Technologies, Inc.	7,632	10,532
*Rafael Holdings, Inc., Class B	16,227	34,077
RE/MAX Holdings, Inc.	28,635	552,942
RMR Group, Inc. (The), Class A	1,888	44,840
St. Joe Co. (The)	77,050	3,166,755
Stratus Properties, Inc.	12,715	272,101
*Tejon Ranch Co.	31,474	543,871
*Zillow Group, Inc., Class A	33,266	1,423,120
*Zillow Group, Inc., Class C	93,060	4,051,832

TOTAL REAL ESTATE		45,549,675

46

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UTILITIES — (2.0%)
AES Corp. (The)	212,225	$5,021,243
ALLETE, Inc.	26,256	1,637,849
Alliant Energy Corp.	57,951	3,195,418
Ameren Corp., Class A	59,007	5,249,853
American Electric Power Co., Inc.	57,831	5,344,741
American States Water Co.	26,292	2,333,415
American Water Works Co., Inc.	52,742	7,819,001
Artesian Resources Corp., Class A	6,405	350,866
Atlantica Sustainable Infrastructure PLC	97,435	2,593,720
Atmos Energy Corp.	48,024	5,481,459
Avangrid, Inc.	29,527	1,188,757
Avista Corp.	50,544	2,227,474
Black Hills Corp.	82,064	5,357,959
Brookfield Renewable Corp., Class A	73,222	2,446,347
*Cadiz, Inc.	4,510	18,401
California Water Service Group	45,891	2,573,567
CenterPoint Energy, Inc.	140,961	4,295,082
Chesapeake Utilities Corp.	14,492	1,789,762
Clearway Energy, Inc., Class A	17,052	494,167
Clearway Energy, Inc., Class C	47,356	1,438,202
CMS Energy Corp.	76,400	4,756,664
#Consolidated Edison, Inc.	190,751	18,783,251
Consolidated Water Co., Ltd.	8,025	135,623
Constellation Energy Corp.	66,554	5,151,280
Dominion Energy, Inc.	62,545	3,573,821
DTE Energy Co.	44,502	5,002,470
Duke Energy Corp.	64,330	6,360,950
Edison International	89,317	6,573,731
Entergy Corp.	46,914	5,047,008
Essential Utilities, Inc.	128,679	5,494,593
Evergy, Inc.	75,119	4,665,641
Eversource Energy	123,856	9,612,464
Exelon Corp.	214,957	9,122,775
FirstEnergy Corp.	131,155	5,219,969
Genie Energy, Ltd., Class B	18,568	289,104
Global Water Resources, Inc.	770	8,447
Hawaiian Electric Industries, Inc.	106,305	4,168,219
IDACORP, Inc.	81,568	9,063,836
MGE Energy, Inc.	42,078	3,223,596
Middlesex Water Co.	14,464	1,055,583
National Fuel Gas Co.	87,725	4,903,827
New Jersey Resources Corp.	143,501	7,410,392
NextEra Energy, Inc.	367,254	28,142,674
NiSource, Inc.	208,582	5,936,244
Northwest Natural Holding Co.	29,420	1,381,563
NorthWestern Corp.	45,378	2,660,058
NRG Energy, Inc.	362,838	12,398,174
OGE Energy Corp.	97,514	3,660,676
ONE Gas, Inc.	47,981	3,692,138
#Ormat Technologies, Inc.	80,039	6,868,147
#Otter Tail Corp.	50,131	3,606,925
#*PG&E Corp.	975,681	16,693,902
Pinnacle West Capital Corp.	60,716	4,763,777
PNM Resources, Inc.	55,526	2,672,466
Portland General Electric Co.	166,604	8,433,494

47

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
PPL Corp.	164,683	$4,729,696
Public Service Enterprise Group, Inc.	209,776	13,257,843
*Pure Cycle Corp.	21,771	214,880
RGC Resources, Inc.	4,261	81,598
Sempra Energy	52,274	8,128,084
SJW Group	23,072	1,751,626
Southern Co. (The)	139,612	10,268,463
Southwest Gas Holdings, Inc.	45,188	2,530,528
Spire, Inc.	24,400	1,652,612
#*Sunnova Energy International, Inc.	177,539	3,188,600
UGI Corp.	111,179	3,766,745
Unitil Corp.	13,200	733,788
#Via Renewables, Inc.	2,778	28,748
Vistra Corp.	550,603	13,137,388
WEC Energy Group, Inc.	155,651	14,968,957
Xcel Energy, Inc.	264,904	18,519,439
York Water Co. (The)	10,266	431,583

TOTAL UTILITIES		378,781,343

TOTAL COMMON STOCKS		18,764,532,581

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	9,450	215,932

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	26,110	710,192

TOTAL PREFERRED STOCKS		926,124

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*<»Zagg, Inc.	28,536	—

ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	95,553	135,685

HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	9,217	143,877
*<»Achillion Pharmaceuticals	174,484	47,111
*»Albireo Pharma, Inc. 3/2/2026	10,648	22,893
*<»Chinook Therapeutics, Inc.	5,844	14,318
*<»Imara, Inc.	11,200	3,584
*<»Progenics Pharmaceuticals	42,113	48,430

TOTAL HEALTH CARE		280,213

INDUSTRIALS — (0.0%)
*»Communications Systems	1,608	4,904
*Triumph Group, Inc. 12/5/2027	11,426	4,108

TOTAL INDUSTRIALS		9,012

TOTAL RIGHTS/WARRANTS		424,910

TOTAL INVESTMENT SECURITIES — (97.3%) (Cost $11,527,283,000)		18,765,883,615

SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term Investment Fund	44,837,320	518,557,054

TOTAL INVESTMENTS — (100.0%) (Cost $12,045,840,054)		$19,284,440,669

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2023

48

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

49

DIMENSIONAL US MARKETWIDE VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.8%)
*Activision Blizzard, Inc.	346,546	$26,930,090
AT&T, Inc.	5,252,946	92,819,556
ATN International, Inc.	684	24,740
*Bumble, Inc., Class A	2,063	37,567
Cable One, Inc.	334	253,309
*Cargurus, Inc.	8,082	132,868
*Cars.com, Inc.	39,542	773,837
Comcast Corp., Class A	4,757,846	196,832,089
*DISH Network Corp., Class A	26,204	196,792
*EchoStar Corp., Class A	23,541	401,845
Electronic Arts, Inc.	4,263	542,595
Entravision Communications Corp., Class A	38,094	238,087
*EW Scripps Co. (The), Class A	81,075	683,462
Fox Corp., Class A	241,670	8,037,944
Fox Corp., Class B	140,762	4,298,871
#*Frontier Communications Parent, Inc.	154,359	3,479,252
Gray Television, Inc.	54,363	419,139
*iHeartMedia, Inc., Class A	15,704	54,493
*Integral Ad Science Holding Corp.	27,711	435,894
Interpublic Group of Cos., Inc. (The)	121,370	4,336,550
John Wiley & Sons, Inc., Class A	15,192	585,955
*Liberty Broadband Corp., Class A	26,977	2,280,366
*Liberty Broadband Corp., Class C	136,052	11,534,489
*Liberty Latin America, Ltd., Class C	1,524	13,533
*Liberty Media Corp.-Liberty Braves, Class B	762	37,719
*Liberty Media Corp.-Liberty Formula One, Class A	17,043	1,104,046
*Liberty Media Corp.-Liberty Formula One, Class C	92,825	6,701,037
*Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	2,708,362
*Liberty Media Corp.-Liberty SiriusXM, Class B	3,130	92,179
*Liberty Media Corp.-Liberty SiriusXM, Class C	206,318	5,764,525
#Lumen Technologies, Inc.	372,673	883,235
*Madison Square Garden Entertainment Corp.	14,918	481,404
*Magnite, Inc.	58,244	547,494
#Marcus Corp. (The)	7,499	131,382
*Match Group, Inc.	44,095	1,627,106
*Meta Platforms, Inc., Class A	387,927	93,226,617
New York Times Co. (The), Class A	36,286	1,442,369
News Corp., Class A	406,314	7,155,190
News Corp., Class B	99,903	1,773,278
Nexstar Media Group, Inc.	50,832	8,816,810
Paramount Global, Class A	14,300	378,378
#Paramount Global, Class B	262,662	6,127,904
*Reading International, Inc., Class A	7,200	23,256
*Roku, Inc.	44,641	2,509,271
Saga Communications, Inc., Class A	8,693	193,419
Scholastic Corp.	21,506	827,336
Shenandoah Telecommunications Co.	9,947	206,997
Sinclair Broadcast Group, Inc., Class A	4,552	90,539
*Sphere Entertainment Co.	14,918	419,793
Spok Holdings, Inc.	9,322	114,008
*Take-Two Interactive Software, Inc.	41,475	5,154,928
TEGNA, Inc.	179,079	3,062,251
Telephone and Data Systems, Inc.	42,034	420,340

1

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Thryv Holdings, Inc.	87	$1,954
*T-Mobile US, Inc.	424,287	61,054,899
*TripAdvisor, Inc.	9,381	166,325
*United States Cellular Corp.	1,624	34,494
Verizon Communications, Inc.	2,048,674	79,550,011
*Walt Disney Co. (The)	654,405	67,076,512
*Warner Bros Discovery, Inc.	1,191,240	16,212,776
*WideOpenWest, Inc.	16,300	186,309
*Yelp, Inc.	623	18,640
*Ziff Davis, Inc.	24,271	1,775,181

TOTAL COMMUNICATION SERVICES		733,441,597

CONSUMER DISCRETIONARY — (6.1%)
*1-800-Flowers.com, Inc., Class A	44,285	407,865
Aaron’s Co., Inc. (The)	29,215	390,020
*Abercrombie & Fitch Co.	19,526	459,642
Academy Sports & Outdoors, Inc.	50,603	3,214,303
Acushnet Holdings Corp.	28,818	1,444,646
*Adient PLC	50,607	1,869,423
ADT, Inc.	44,915	300,930
#*Adtalem Global Education, Inc.	49,000	1,987,930
Advance Auto Parts, Inc.	28,849	3,621,415
*American Axle & Manufacturing Holdings, Inc.	53,760	384,384
American Eagle Outfitters, Inc.	66,206	886,498
*American Outdoor Brands, Inc.	16,076	143,719
*Aptiv PLC	124,583	12,814,607
Aramark	158,388	5,496,064
*Asbury Automotive Group, Inc.	12,650	2,447,269
Autoliv, Inc.	60,284	5,172,970
*AutoNation, Inc.	57,768	7,608,046
*Barnes & Noble Education, Inc.	20,210	31,528
Bassett Furniture Industries, Inc.	2,900	41,615
*Beazer Homes USA, Inc.	4,326	92,187
#Big 5 Sporting Goods Corp.	10,801	85,112
*Biglari Holdings, Inc., Class B	8	1,386
*BJ’s Restaurants, Inc.	16,658	542,051
*Boot Barn Holdings, Inc.	32,010	2,319,765
BorgWarner, Inc.	172,368	8,296,072
Boyd Gaming Corp.	316	21,930
*Bright Horizons Family Solutions, Inc.	12,565	956,448
Brunswick Corp.	63,843	5,413,248
Buckle, Inc. (The)	2,726	91,403
Build-A-Bear Workshop, Inc.	25,874	600,277
*Caesars Entertainment, Inc.	123,909	5,611,839
Caleres, Inc.	13,508	307,982
Canterbury Park Holding Corp.	2,755	61,987
*Capri Holdings, Ltd.	129,952	5,393,008
#*CarMax, Inc.	87,352	6,117,261
#*Carnival Corp.	340,319	3,134,338
Carriage Services, Inc.	20,307	583,014
*Carrols Restaurant Group, Inc.	35,900	138,215
Carter’s, Inc.	13,260	925,150
*Cavco Industries, Inc.	7,590	2,278,670
Century Communities, Inc.	14,734	992,188
*Chegg, Inc.	13,864	249,275
*Chico’s FAS, Inc.	32,500	163,800
*Chuy’s Holdings, Inc.	12,152	423,862
*Citi Trends, Inc.	5,815	100,367
Columbia Sportswear Co.	35,377	2,955,395

2

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Conn’s, Inc.	25,450	$121,651
*Culp, Inc.	10,036	54,797
Dana, Inc.	73,153	1,081,933
*Delta Apparel, Inc.	7,532	85,789
Dick’s Sporting Goods, Inc.	46,439	6,734,119
#Dillard’s, Inc., Class A	60,738	18,123,612
*DoorDash, Inc., Class A	45,986	2,813,883
Dorman Products, Inc.	11,473	988,514
DR Horton, Inc.	299,128	32,850,237
*DraftKings, Inc.	2,198	48,158
eBay, Inc.	123,952	5,755,091
*Educational Development Corp.	3,358	7,085
El Pollo Loco Holdings, Inc.	4,415	41,148
Escalade, Inc.	277	4,188
Ethan Allen Interiors, Inc.	23,817	665,209
*Fiesta Restaurant Group, Inc.	10,900	87,527
*First Watch Restaurant Group, Inc.	124	1,994
*Flanigan’s Enterprises, Inc.	865	23,813
Flexsteel Industries, Inc.	2,068	35,859
Foot Locker, Inc.	51,548	2,164,500
Ford Motor Co.	2,876,909	34,177,679
*Fox Factory Holding Corp.	2,231	247,351
#Franchise Group, Inc.	8,027	234,790
Gap, Inc. (The)	188,797	1,812,451
Garmin, Ltd.	90,139	8,848,946
General Motors Co.	1,171,746	38,714,488
*Genesco, Inc.	6,456	223,765
Gentex Corp.	148,853	4,106,854
*Gentherm, Inc.	27,372	1,632,740
*G-III Apparel Group, Ltd.	22,789	357,787
*Goodyear Tire & Rubber Co. (The)	121,603	1,297,504
*GoPro, Inc., Class A	976	4,177
Graham Holdings Co., Class B	5,638	3,245,064
*Green Brick Partners, Inc.	3,666	136,632
Group 1 Automotive, Inc.	27,607	6,197,219
#Guess?, Inc.	59,662	1,124,629
Hamilton Beach Brands Holding Co., Class A	10,413	104,234
Hanesbrands, Inc.	2,283	11,963
Harley-Davidson, Inc.	95,647	3,548,504
Hasbro, Inc.	47,265	2,799,033
Haverty Furniture Cos., Inc.	31,253	941,965
#*Helen of Troy, Ltd.	46,753	4,691,196
Hibbett, Inc.	19,960	1,084,427
*Hilton Grand Vacations, Inc.	47,395	2,028,506
Hooker Furnishings Corp.	14,814	234,209
*Hyatt Hotels Corp., Class A	16,168	1,848,002
International Game Technology PLC	7,100	199,794
*iRobot Corp.	424	16,676
Johnson Outdoors, Inc., Class A	15,541	901,378
KB Home	32,686	1,432,301
Kohl’s Corp.	42,824	943,413
Krispy Kreme, Inc.	32,126	494,098
Lakeland Industries, Inc.	9,887	119,138
Laureate Education, Inc.	21,108	261,528
La-Z-Boy, Inc.	54,902	1,577,334
LCI Industries	11,364	1,283,677
Lear Corp.	46,681	5,959,296
Leggett & Platt, Inc.	77,948	2,518,500

3

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Lennar Corp., Class A	248,270	$28,007,339
Lennar Corp., Class B	12,506	1,223,337
*LGI Homes, Inc.	7,739	919,393
Lifetime Brands, Inc.	16,431	80,512
Lithia Motors, Inc.	33,775	7,460,560
LKQ Corp.	216,127	12,477,012
*M/I Homes, Inc.	36,242	2,451,409
Macy’s, Inc.	173,976	2,842,768
*Malibu Boats, Inc., Class A	7,419	421,028
*MarineMax, Inc.	17,187	500,485
#Marriott Vacations Worldwide Corp.	19,303	2,597,412
*Mattel, Inc.	152,777	2,749,986
MDC Holdings, Inc.	26,711	1,094,350
Meritage Homes Corp.	28,070	3,594,363
MGM Resorts International	225,981	10,151,067
*Modine Manufacturing Co.	17,613	368,288
*Mohawk Industries, Inc.	81,400	8,620,260
Monarch Casino & Resort, Inc.	1,103	76,504
Monro, Inc.	16,624	812,581
*Motorcar Parts of America, Inc.	17,638	85,897
Movado Group, Inc.	21,998	563,589
*National Vision Holdings, Inc.	8,423	177,220
#Newell Brands, Inc.	268,125	3,257,719
*ODP Corp. (The)	54,236	2,343,538
*Ollie’s Bargain Outlet Holdings, Inc.	13,515	881,854
Oxford Industries, Inc.	11,000	1,135,090
Patrick Industries, Inc.	13,352	916,348
Penske Automotive Group, Inc.	49,820	6,904,056
*Perdoceo Education Corp.	67,618	877,682
*Petco Health & Wellness Co., Inc.	55,011	547,910
*Playa Hotels & Resorts NV	73,568	684,918
PulteGroup, Inc.	302,489	20,312,136
PVH Corp.	33,495	2,874,206
Ralph Lauren Corp.	23,517	2,699,516
RCI Hospitality Holdings, Inc.	12,026	900,747
*Red Robin Gourmet Burgers, Inc.	8,489	110,951
*RH	450	114,808
Rocky Brands, Inc.	8,729	255,061
*Royal Caribbean Cruises, Ltd.	230,138	15,057,929
*Sally Beauty Holdings, Inc.	4,252	60,506
Shoe Carnival, Inc.	53,164	1,236,063
Signet Jewelers, Ltd.	14,540	1,069,853
*Skechers USA, Inc., Class A	146,023	7,766,963
*Skyline Champion Corp.	31,251	2,317,887
Smith & Wesson Brands, Inc.	64,307	772,970
Sonic Automotive, Inc., Class A	22,800	1,015,056
*Sonos, Inc.	1,635	34,564
*Sportsman’s Warehouse Holdings, Inc.	21,200	131,864
Standard Motor Products, Inc.	36,906	1,328,985
Steven Madden, Ltd.	42,094	1,474,974
*Stoneridge, Inc.	25,661	483,197
Strategic Education, Inc.	6,351	558,888
*Strattec Security Corp.	5,224	101,346
*Stride, Inc.	17,386	746,903
Superior Group of Cos., Inc.	17,071	133,154
Tapestry, Inc.	82,373	3,361,642
*Taylor Morrison Home Corp.	64,239	2,768,058
Thor Industries, Inc.	31,701	2,505,013

4

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Tilly’s, Inc., Class A	18,598	$139,671
Toll Brothers, Inc.	124,493	7,956,348
*TopBuild Corp.	34,796	7,845,802
*Topgolf Callaway Brands Corp.	102,042	2,262,271
*Tri Pointe Homes, Inc.	34,456	988,198
*Under Armour, Inc., Class A	11,705	103,823
*Under Armour, Inc., Class C	21,075	169,443
*Unifi, Inc.	40,068	351,797
*Universal Electronics, Inc.	14,568	146,408
Upbound Group, Inc.	29,784	794,041
*Urban Outfitters, Inc.	36,540	988,772
VF Corp.	23,480	552,015
*Vista Outdoor, Inc.	23,670	570,447
Whirlpool Corp.	52,424	7,317,866
#Winnebago Industries, Inc.	27,062	1,573,385
Wolverine World Wide, Inc.	31,005	519,024
*Zumiez, Inc.	2,800	48,958

TOTAL CONSUMER DISCRETIONARY		510,975,443

CONSUMER STAPLES — (5.6%)
Albertsons Cos., Inc., Class A	44,298	925,828
Alico, Inc.	960	22,618
Andersons, Inc. (The)	30,389	1,358,388
Archer-Daniels-Midland Co.	562,688	43,934,679
*BellRing Brands, Inc.	82,653	2,974,681
Bunge, Ltd.	124,182	11,623,435
#Cal-Maine Foods, Inc.	13,920	661,200
Casey’s General Stores, Inc.	29,787	6,815,861
*Central Garden & Pet Co.	25,184	927,779
*Central Garden & Pet Co., Class A	47,009	1,660,828
*Chefs’ Warehouse, Inc. (The)	10,448	347,500
Conagra Brands, Inc.	277,852	10,547,262
Constellation Brands, Inc., Class A	3,055	701,031
*Coty, Inc., Class A	390,581	4,636,196
*Darling Ingredients, Inc.	174,175	10,375,605
*Dollar Tree, Inc.	113,376	17,427,025
*Duckhorn Portfolio, Inc. (The)	12,644	190,924
Edgewell Personal Care Co.	18,542	809,729
Flowers Foods, Inc.	56,090	1,543,036
Fresh Del Monte Produce, Inc.	39,553	1,135,567
*Grocery Outlet Holding Corp.	8,745	260,426
*Hain Celestial Group, Inc. (The)	87,090	1,561,524
Hormel Foods Corp.	97,933	3,960,411
*Hostess Brands, Inc.	59,374	1,529,474
Ingles Markets, Inc., Class A	11,434	1,052,385
Ingredion, Inc.	65,685	6,973,776
Inter Parfums, Inc.	15	2,277
J & J Snack Foods Corp.	97	14,860
J M Smucker Co. (The)	108,214	16,709,324
John B Sanfilippo & Son, Inc.	7,328	761,746
Keurig Dr Pepper, Inc.	263,128	8,604,286
Kraft Heinz Co. (The)	254,767	10,004,700
Kroger Co. (The)	358,200	17,419,266
Limoneira Co.	5,260	87,895
MGP Ingredients, Inc.	7,578	747,797
Molson Coors Beverage Co., Class B	134,660	8,009,577
Mondelez International, Inc., Class A	1,875,763	143,908,537
Natural Grocers by Vitamin Cottage, Inc.	1,000	10,790
*Nature’s Sunshine Products, Inc.	1,029	11,278

5

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Nu Skin Enterprises, Inc., Class A	10,772	$425,063
Oil-Dri Corp. of America	5,047	213,892
*Performance Food Group Co.	116,497	7,303,197
*Pilgrim’s Pride Corp.	34,408	784,846
*Post Holdings, Inc.	72,108	6,525,053
PriceSmart, Inc.	10,889	802,302
Reynolds Consumer Products, Inc.	32,124	900,436
Seaboard Corp.	1,704	6,715,583
*Seneca Foods Corp.	300	14,214
*Seneca Foods Corp., Class A	6,301	299,928
*Simply Good Foods Co. (The)	49,198	1,789,331
SpartanNash Co.	33,927	831,890
Spectrum Brands Holdings, Inc.	15,200	1,010,800
*Sprouts Farmers Market, Inc.	51,068	1,770,017
*TreeHouse Foods, Inc.	8,494	452,305
Tyson Foods, Inc., Class A	398,584	24,907,514
*United Natural Foods, Inc.	23,198	632,609
Universal Corp.	22,199	1,218,503
*US Foods Holding Corp.	196,604	7,549,594
*USANA Health Sciences, Inc.	4,237	281,210
Village Super Market, Inc., Class A	1,900	41,591
Walgreens Boots Alliance, Inc.	169,191	5,963,983
Walmart, Inc.	401,813	60,661,709
Weis Markets, Inc.	12,259	1,011,245

TOTAL CONSUMER STAPLES		472,356,316

ENERGY — (14.1%)
Adams Resources & Energy, Inc.	5,932	226,009
Antero Midstream Corp.	309,583	3,331,113
*Antero Resources Corp.	111,682	2,567,569
Arch Resources, Inc.	11,490	1,404,652
Archrock, Inc.	87,934	904,841
Baker Hughes Co.	623,232	18,223,304
*Bristow Group, Inc.	3,352	74,984
California Resources Corp.	27,985	1,133,392
*Callon Petroleum Co.	13,106	434,333
ChampionX Corp.	3,813	103,256
Chesapeake Energy Corp.	99,013	8,186,395
Chevron Corp.	1,354,307	228,309,074
Chord Energy Corp.	116	16,510
Civitas Resources, Inc.	27,181	1,876,848
*Clean Energy Fuels Corp.	10,188	43,503
#*CNX Resources Corp.	149,810	2,326,549
Comstock Resources, Inc.	43,067	495,270
#ConocoPhillips	1,207,914	124,282,271
CONSOL Energy, Inc.	6,453	382,921
Coterra Energy, Inc.	616,108	15,772,365
Delek US Holdings, Inc.	52,278	1,137,046
*Denbury, Inc.	12,420	1,159,780
Devon Energy Corp.	91,165	4,870,946
DHT Holdings, Inc.	44,242	419,857
Diamondback Energy, Inc.	147,377	20,957,009
Dorian LPG, Ltd.	7,304	162,295
*Dril-Quip, Inc.	3,655	99,708
DT Midstream, Inc.	59,610	2,936,985
EnLink Midstream LLC	13,306	130,532
EOG Resources, Inc.	305,516	36,499,997
EQT Corp.	184,752	6,436,760
Equitrans Midstream Corp.	3,222	16,593

6

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Evolution Petroleum Corp.	17,727	$116,821
*Expro Group Holdings NV	25,701	511,193
Exxon Mobil Corp.	2,969,915	351,459,741
*Green Plains, Inc.	20,768	709,643
*Gulfport Energy Corp.	624	56,447
Halliburton Co.	445,265	14,582,429
*Helix Energy Solutions Group, Inc.	19,748	143,173
Helmerich & Payne, Inc.	66,366	2,200,697
HF Sinclair Corp.	127,395	5,619,393
International Seaways, Inc.	10,034	399,554
Kinder Morgan, Inc.	647,709	11,108,209
*Laredo Petroleum, Inc.	1,779	82,777
Liberty Energy, Inc.	57,555	737,280
Magnolia Oil & Gas Corp., Class A	1,417	29,927
Marathon Oil Corp.	463,636	11,201,446
Marathon Petroleum Corp.	593,471	72,403,462
Matador Resources Co.	65,694	3,220,977
Murphy Oil Corp.	103,897	3,814,059
*Nabors Industries, Ltd.	1,168	116,496
NACCO Industries, Inc., Class A	6,832	246,772
*Natural Gas Services Group, Inc.	10,028	103,288
*Newpark Resources, Inc.	33,121	132,484
*NexTier Oilfield Solutions, Inc.	21,426	173,122
NOV, Inc.	155,199	2,599,583
Occidental Petroleum Corp.	448,068	27,569,624
*Oceaneering International, Inc.	14,625	259,301
Ovintiv, Inc.	169,250	6,106,540
*Par Pacific Holdings, Inc.	7,733	181,184
Patterson-UTI Energy, Inc.	47,531	531,872
PBF Energy, Inc., Class A	83,581	2,913,634
PDC Energy, Inc.	50,151	3,262,323
*Peabody Energy Corp.	76,044	1,826,577
Permian Resources Corp.	82,384	860,913
Phillips 66	581,485	57,567,015
Pioneer Natural Resources Co.	141,378	30,756,784
*ProPetro Holding Corp.	18,406	127,738
Range Resources Corp.	86,363	2,284,301
*REX American Resources Corp.	12,150	343,723
RPC, Inc.	20,982	155,057
Scorpio Tankers, Inc.	27,254	1,424,022
*SEACOR Marine Holdings, Inc.	12,678	105,735
Select Energy Services, Inc., Class A	3,504	26,035
SFL Corp., Ltd.	71,062	645,954
Sitio Royalties Corp., Class A	949	24,096
SM Energy Co.	34,326	963,874
*Southwestern Energy Co.	61,216	317,711
*Talos Energy, Inc.	12,499	170,361
*TechnipFMC PLC	218,329	2,988,924
*Tidewater, Inc.	1,892	85,197
*Transocean, Ltd.	38,462	226,926
*US Silica Holdings, Inc.	12,680	165,474
Valero Energy Corp.	483,424	55,434,230
Vitesse Energy, Inc.	2,266	41,694
Williams Cos, Inc. (The)	372,325	11,266,554
World Fuel Services Corp.	20,428	482,918

TOTAL ENERGY		1,175,807,931

7

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (21.4%)
1st Source Corp.	42,320	$1,763,898
Affiliated Managers Group, Inc.	25,317	3,655,268
#*Affirm Holdings, Inc.	1,734	17,097
Aflac, Inc.	350,599	24,489,340
Allstate Corp. (The)	99,741	11,546,018
Ally Financial, Inc.	127,364	3,359,862
A-Mark Precious Metals, Inc.	58	2,076
Amerant Bancorp, Inc.	969	18,023
American Equity Investment Life Holding Co.	86,820	3,346,043
American International Group, Inc.	486,753	25,817,379
Ameris BanCorp	19,154	641,659
AmeriServ Financial, Inc.	30,968	90,117
*Arch Capital Group, Ltd.	185,104	13,895,757
Argo Group International Holdings, Ltd.	50,002	1,470,559
Associated Banc-Corp.	34,231	610,339
Assurant, Inc.	64,457	7,936,590
Assured Guaranty, Ltd.	114,879	6,188,532
Atlantic Union Bankshares Corp.	68,946	1,973,235
*Atlanticus Holdings Corp.	1,664	48,522
Axis Capital Holdings, Ltd.	53,744	3,038,686
*Axos Financial, Inc.	16,813	683,785
Banc of California, Inc.	19,132	217,148
BancFirst Corp.	6,721	536,941
*Bancorp, Inc. (The)	1,393	44,451
Bank of America Corp.	5,286,329	154,783,713
Bank of Hawaii Corp.	338	16,369
Bank of New York Mellon Corp. (The)	545,148	23,217,853
Bank of NT Butterfield & Son, Ltd. (The)	8,184	210,574
#Bank OZK	58,969	2,106,373
BankFinancial Corp.	16,687	138,085
BankUnited, Inc.	32,399	730,597
Banner Corp.	33,730	1,683,802
Bar Harbor Bankshares	2,733	67,778
BCB BanCorp, Inc.	1,059	12,496
*Berkshire Hathaway, Inc., Class B	575,690	189,142,950
Berkshire Hills BanCorp, Inc.	21,664	460,793
*Block, Inc.	159,248	9,680,686
*Blucora, Inc.	7,376	187,129
BOK Financial Corp.	31,168	2,614,060
Bread Financial Holdings, Inc.	10,487	289,441
*Brighthouse Financial, Inc.	26,463	1,169,665
Brookline BanCorp, Inc.	89,868	857,341
Byline Bancorp, Inc.	1,755	33,959
Cadence Bank	100,655	2,035,244
Capital City Bank Group, Inc.	14,283	435,060
Capital One Financial Corp.	335,776	32,671,005
Capitol Federal Financial, Inc.	52,780	327,236
Carlyle Group, Inc. (The)	274,995	8,340,598
Cathay General BanCorp	81,064	2,583,510
*CCUR Holdings, Inc.	3	9,900
Chemung Financial Corp.	300	12,045
Chubb, Ltd.	179,606	36,201,385
Cincinnati Financial Corp.	34,860	3,710,498
Citigroup, Inc.	1,296,486	61,025,596
Citizens Community BanCorp, Inc.	10,355	104,378
Citizens Financial Group, Inc.	251,043	7,767,270
City Holding Co.	23	2,097
CME Group, Inc.	1,108	205,833
CNA Financial Corp.	51,474	2,002,853

8

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
CNO Financial Group, Inc.	263,700	$5,917,428
Codorus Valley BanCorp, Inc.	165	3,244
Columbia Banking System, Inc.	91,494	1,954,321
*Columbia Financial, Inc.	4,798	80,510
Comerica, Inc.	55,745	2,417,661
Community Bank System, Inc.	1,456	72,742
Community Financial Corp. (The)	408	12,444
Community Trust BanCorp, Inc.	18,195	655,202
Community West Bancshares	400	5,024
ConnectOne BanCorp, Inc.	38,800	612,264
#*Consumer Portfolio Services, Inc.	26,500	275,865
Cullen/Frost Bankers, Inc.	567	62,512
*Customers BanCorp, Inc.	10,528	229,932
CVB Financial Corp.	1,804	27,006
Dime Community Bancshares, Inc.	18,554	382,212
Discover Financial Services	165,698	17,144,772
Donegal Group, Inc., Class A	12,386	174,395
Eagle BanCorp Montana, Inc.	1,000	14,020
Eagle BanCorp, Inc.	18,644	467,964
East West Bancorp, Inc.	92,762	4,794,868
Eastern Bankshares, Inc.	18,640	217,156
Employers Holdings, Inc.	20,367	806,330
Enact Holdings, Inc.	4,743	114,496
#*Encore Capital Group, Inc.	8,537	438,631
*Enova International, Inc.	15,471	679,486
Enterprise Financial Services Corp.	5,807	248,307
Equitable Holdings, Inc.	2,091	54,345
Equity Bancshares, Inc., Class A	2,393	56,355
Essa BanCorp, Inc.	8,217	132,212
Essent Group, Ltd.	52,295	2,220,969
Evans BanCorp, Inc.	1,681	51,859
Everest Re Group, Ltd.	34,288	12,960,864
*EZCORP, Inc., Class A	88,014	757,801
F&G Annuities & Life, Inc.	1,823	33,416
FB Financial Corp.	12,292	361,754
Federal Agricultural Mortgage Corp., Class A	177	19,593
Federal Agricultural Mortgage Corp., Class C	9,405	1,253,592
Fidelity National Financial, Inc.	103,294	3,665,904
Fidelity National Information Services, Inc.	222,122	13,043,004
Fifth Third Bancorp	428,932	11,238,018
Financial Institutions, Inc.	296	5,174
First American Financial Corp.	71,725	4,132,077
First BanCorp	152,160	1,787,880
First Bancorp/Southern Pines NC	23,115	711,480
First Busey Corp.	27,924	507,658
First Business Financial Services, Inc.	964	27,657
First Citizens BancShares, Inc., Class A	12,276	12,364,142
First Commonwealth Financial Corp.	80,717	1,007,348
First Financial BanCorp	65,406	1,353,904
First Financial Corp/IN	1,147	39,629
First Financial Northwest, Inc.	25,257	306,873
First Foundation, Inc.	9,743	61,283
First Hawaiian, Inc.	70,378	1,344,924
First Horizon Corp.	75,577	1,326,376
First Internet BanCorp	5,329	78,390
First Interstate BancSystem, Inc., Class A	22,306	570,811
First Merchants Corp.	40,115	1,170,556
First United Corp.	1,266	18,952

9

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
FirstCash Holdings, Inc.	510	$52,545
*Fiserv, Inc.	237,106	28,955,385
FNB Corp.	200,726	2,304,334
Franklin Resources, Inc.	255,814	6,876,280
Fulton Financial Corp.	136,354	1,626,703
*Genworth Financial, Inc.	192,501	1,118,431
German American Bancorp, Inc.	4,638	134,827
Glacier BanCorp, Inc.	8,468	281,392
Global Payments, Inc.	117,378	13,229,674
Globe Life, Inc.	17,192	1,865,676
Goldman Sachs Group, Inc. (The)	207,922	71,408,732
Great Southern BanCorp, Inc.	1,616	82,222
*Green Dot Corp., Class A	13,670	234,987
Hancock Whitney Corp.	36,810	1,344,301
Hanmi Financial Corp.	3,221	52,051
Hanover Insurance Group, Inc. (The)	22,587	2,700,502
Hartford Financial Services Group, Inc. (The)	267,126	18,963,275
Heartland Financial USA, Inc.	11,421	371,868
Heritage Financial Corp.	1,309	23,052
Hilltop Holdings, Inc.	26,171	811,824
HMN Financial, Inc.	3,456	62,623
Home BanCorp, Inc.	719	22,526
Home BancShares, Inc.	116,735	2,541,321
HomeStreet, Inc.	2,200	21,472
Hope BanCorp, Inc.	95,535	869,369
Horace Mann Educators Corp.	52,722	1,649,144
Huntington Bancshares, Inc.	1,097,495	12,291,944
Independent Bank Corp.	5,708	319,648
Independent Bank Group, Inc.	40,095	1,458,656
Intercontinental Exchange, Inc.	62,241	6,779,912
International Bancshares Corp.	25,870	1,103,873
Invesco, Ltd.	241,037	4,128,964
Investors Title Co.	1,069	159,046
Jackson Financial, Inc., Class A	34,535	1,243,605
James River Group Holdings, Ltd.	475	9,248
Janus Henderson Group PLC	97,139	2,520,757
Jefferies Financial Group, Inc.	37,957	1,215,763
JPMorgan Chase & Co.	1,996,733	276,028,370
Kemper Corp.	38,128	1,854,927
KeyCorp.	651,972	7,341,205
Lakeland BanCorp, Inc.	52,826	757,525
Landmark BanCorp, Inc.	3,048	61,722
*LendingClub Corp.	40,273	289,160
Lincoln National Corp.	10,378	225,514
Live Oak Bancshares, Inc.	12,602	296,903
Loews Corp.	238,994	13,758,885
M&T Bank Corp.	87,346	10,988,127
*Markel Corp.	4,952	6,776,961
*MBIA, Inc.	7,728	77,744
Mercantile Bank Corp.	4,422	124,081
Merchants BanCorp	9,570	222,024
Meridian Corp.	1,022	9,556
MetLife, Inc.	459,580	28,186,041
MGIC Investment Corp.	292,468	4,348,999
Middlefield Banc Corp.	452	12,290
MidWestOne Financial Group, Inc.	346	7,162
Morgan Stanley	1,179,345	106,105,670
MVB Financial Corp.	716	13,067

10

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
National Bank Holdings Corp., Class A	5,174	$164,533
National Western Life Group, Inc., Class A	900	229,482
Navient Corp.	62,465	1,033,171
NBT BanCorp, Inc.	11,756	379,013
Nelnet, Inc., Class A	16,900	1,627,470
New York Community BanCorp, Inc.	208,568	2,229,592
*Nicolet Bankshares, Inc.	2,321	133,017
*NMI Holdings, Inc., Class A	10,194	238,540
Northern Trust Corp.	139,169	10,877,449
Northfield BanCorp, Inc.	2,300	23,966
Northrim BanCorp, Inc.	5,734	198,110
Northwest Bancshares, Inc.	60,108	702,663
OceanFirst Financial Corp.	28,513	456,208
OFG BanCorp	34,410	879,864
Old National Bancorp	81,650	1,094,927
Old Republic International Corp.	192,067	4,853,533
OneMain Holdings, Inc.	76,202	2,923,871
Oppenheimer Holdings, Inc., Class A	3,097	115,797
Origin BanCorp, Inc.	8,091	238,118
Pacific Premier BanCorp, Inc.	22,107	491,660
#PacWest BanCorp	66,941	679,451
Park National Corp.	1,488	161,180
Parke BanCorp, Inc.	660	11,345
Pathward Financial, Inc.	6,678	297,371
*Paysafe, Ltd.	15,645	224,662
PennyMac Financial Services, Inc.	22,044	1,377,530
Peoples BanCorp of North Carolina, Inc.	275	7,722
Peoples BanCorp, Inc.	21,145	551,039
Pinnacle Financial Partners, Inc.	29,102	1,578,201
Piper Sandler Cos.	36	4,876
PNC Financial Services Group, Inc. (The)	205,325	26,743,581
Popular, Inc.	59,205	3,552,892
*PRA Group, Inc.	25,426	922,201
Preferred Bank	263	12,645
Premier Financial Corp.	21,760	361,434
Primis Financial Corp.	193	1,708
Principal Financial Group, Inc.	98,404	7,349,795
ProAssurance Corp.	11,802	211,964
*PROG Holdings, Inc.	7,674	231,985
Prosperity Bancshares, Inc.	33,935	2,125,010
Provident Financial Holdings, Inc.	4,144	56,524
Provident Financial Services, Inc.	62,459	1,091,783
Prudential Financial, Inc.	184,119	16,018,353
QCR Holdings, Inc.	1,112	46,037
Radian Group, Inc.	166,700	4,045,809
Raymond James Financial, Inc.	32,961	2,983,959
Regions Financial Corp.	1,271,765	23,222,429
Reinsurance Group of America, Inc.	96,276	13,702,000
RenaissanceRe Holdings, Ltd.	18,418	3,967,421
Renasant Corp.	44,538	1,252,409
Riverview BanCorp, Inc.	1,682	8,620
*Robinhood Markets, Inc., Class A	51,174	452,890
S&T BanCorp, Inc.	19,879	547,269
Safety Insurance Group, Inc.	20,160	1,473,494
Salisbury BanCorp, Inc.	600	13,764
Sandy Spring BanCorp, Inc.	20,284	455,984
SB Financial Group, Inc.	1,184	16,813
Seacoast Banking Corp. of Florida	3,713	82,391

11

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Selective Insurance Group, Inc.	6,042	$582,026
ServisFirst Bancshares, Inc.	1,878	94,839
Shore Bancshares, Inc.	868	11,527
Simmons First National Corp., Class A	47,560	794,728
SLM Corp.	61,907	929,843
Southside Bancshares, Inc.	7,629	242,068
SouthState Corp.	29,238	2,016,837
State Street Corp.	223,444	16,146,063
Stewart Information Services Corp.	21,171	881,772
Stifel Financial Corp.	108,940	6,533,132
Stock Yards Bancorp, Inc.	799	38,831
*StoneX Group, Inc.	2,172	213,008
Synchrony Financial	533,484	15,743,113
Synovus Financial Corp.	113,948	3,509,598
Territorial BanCorp, Inc.	823	13,785
*Texas Capital Bancshares, Inc.	25,321	1,272,380
TFS Financial Corp.	11,357	136,738
Timberland BanCorp, Inc.	3,971	102,253
Tiptree, Inc.	37,071	510,468
Tompkins Financial Corp.	920	53,930
Towne Bank	29,513	699,163
Travelers Cos, Inc. (The)	115,906	20,995,213
TriCo Bancshares	5,578	199,748
*Triumph Financial, Inc.	7,692	399,676
Truist Financial Corp.	642,360	20,928,089
Trustmark Corp.	47,539	1,135,707
UMB Financial Corp.	9,651	613,900
United Bankshares, Inc.	83,993	2,782,688
United Community Banks, Inc.	24,637	613,461
United Fire Group, Inc.	15,633	420,528
United Security Bancshares/Fresno CA	8,637	51,995
Unity BanCorp, Inc.	3,592	83,155
Univest Financial Corp.	2,256	45,391
Unum Group	409,162	17,266,636
US BanCorp	767,517	26,310,483
Valley National BanCorp	205,518	1,927,759
Veritex Holdings, Inc.	14,519	249,872
Victory Capital Holdings, Inc., Class A	503	15,362
Virtus Investment Partners, Inc.	2,224	405,235
Voya Financial, Inc.	47,335	3,620,181
W. R. Berkley Corp.	411	24,216
Walker & Dunlop, Inc.	5,033	338,771
Washington Federal, Inc.	91,366	2,561,903
Waterstone Financial, Inc.	8,526	118,085
Webster Financial Corp.	105,761	3,944,885
Wells Fargo & Co.	1,749,698	69,550,496
WesBanco, Inc.	34,796	926,270
Westamerica BanCorp	4,748	192,341
Western Alliance Bancorp	47,630	1,768,026
Western New England Bancorp, Inc.	13,698	92,735
Willis Towers Watson PLC	5	1,158
Wintrust Financial Corp.	46,532	3,181,393
WSFS Financial Corp.	40,724	1,432,263
Zions BanCorp NA	124,195	3,460,073

TOTAL FINANCIALS		1,793,944,275

HEALTH CARE — (15.5%)
Abbott Laboratories	293,163	32,385,717
*Acadia Healthcare Co., Inc.	69,005	4,988,371

12

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*AdaptHealth Corp.	915	$10,870
*Addus HomeCare Corp.	3,509	286,826
*Agiliti, Inc.	2,326	38,891
*Amedisys, Inc.	3,087	247,886
*AMN Healthcare Services, Inc.	7,096	612,740
*Amphastar Pharmaceuticals, Inc.	19,628	702,094
*AngioDynamics, Inc.	2,154	17,921
*Anika Therapeutics, Inc.	11,656	299,093
*Arcus Biosciences, Inc.	18,684	333,509
*Artivion, Inc.	8,392	116,397
*Avanos Medical, Inc.	26,153	772,560
*Avantor, Inc.	474,989	9,252,786
*Azenta, Inc.	48,887	2,126,096
Baxter International, Inc.	106,244	5,065,714
Becton Dickinson and Co.	41,673	11,014,591
*Biogen, Inc.	109,274	33,244,429
*BioMarin Pharmaceutical, Inc.	34,568	3,319,911
*Bio-Rad Laboratories, Inc., Class A	10,364	4,671,988
*Boston Scientific Corp.	197,993	10,319,395
Bristol-Myers Squibb Co.	721,687	48,187,041
#*Brookdale Senior Living, Inc.	83,626	358,756
*Catalent, Inc.	52,373	2,624,935
*Centene Corp.	144,298	9,946,461
*Certara, Inc.	772	18,659
*Charles River Laboratories International, Inc.	36,385	6,917,516
Cigna Group (The)	291,351	73,796,295
Cooper Cos, Inc. (The)	23,183	8,843,155
*Cross Country Healthcare, Inc.	33,951	746,243
*Cumberland Pharmaceuticals, Inc.	23,319	39,875
CVS Health Corp.	1,315,863	96,465,917
Danaher Corp.	377,380	89,405,096
Dentsply Sirona, Inc.	125,417	5,258,735
*Dynavax Technologies Corp.	52,193	543,329
*Elanco Animal Health, Inc.	66,943	633,950
Elevance Health, Inc.	349,819	163,942,674
Embecta Corp.	1,006	27,916
*Emergent BioSolutions, Inc.	9,877	87,214
Encompass Health Corp.	929	59,595
*Enhabit, Inc.	465	5,696
*Enovis Corp.	21,992	1,281,034
Ensign Group, Inc. (The)	190	18,447
*Envista Holdings Corp.	161,295	6,208,245
*Enzo Biochem, Inc.	5,628	14,239
*Exact Sciences Corp.	56,279	3,605,796
*Exelixis, Inc.	113,230	2,072,109
*FONAR Corp.	1,460	23,031
*Fulgent Genetics, Inc.	3,999	118,250
*GE Healthcare Technologies, Inc.	135,753	11,042,149
Gilead Sciences, Inc.	182,131	14,972,990
*Globus Medical, Inc.	16,404	953,729
*Harvard Bioscience, Inc.	16,180	92,550
*HealthEquity, Inc.	30,682	1,639,953
HealthStream, Inc.	766	18,874
*Henry Schein, Inc.	84,377	6,818,505
*Hologic, Inc.	101,971	8,770,526
*Horizon Therapeutics PLC	44,313	4,925,833
Humana, Inc.	82,699	43,870,993
*Illumina, Inc.	30,320	6,232,579

13

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Incyte Corp.	74,599	$5,550,912
*Innoviva, Inc.	2,520	29,560
*Integer Holdings Corp.	39,546	3,256,613
*Integra LifeSciences Holdings Corp.	49,403	2,732,974
*Ironwood Pharmaceuticals, Inc.	8,584	89,359
*Jazz Pharmaceuticals PLC	45,606	6,406,275
*Kewaunee Scientific Corp.	1,631	25,362
Laboratory Corp. of America Holdings	53,325	12,089,311
*Ligand Pharmaceuticals, Inc.	3,750	286,312
*LivaNova PLC	1,358	65,048
Medtronic PLC	821,106	74,679,591
*Merit Medical Systems, Inc.	25,920	2,107,037
Mesa Laboratories, Inc.	12	1,998
*Moderna, Inc.	125,707	16,705,203
*ModivCare, Inc.	9,332	593,515
National HealthCare Corp.	6,880	398,421
*NextGen Healthcare, Inc.	14,093	235,917
*NuVasive, Inc.	7,851	337,907
*<»OmniAb, Inc.	423	—
*<»OmniAb, Inc.	423	—
*Option Care Health, Inc.	2,301	73,977
*Owens & Minor, Inc.	10,319	160,357
*Pacira BioSciences, Inc.	5,022	227,547
Patterson Cos., Inc.	34,876	945,488
*Pediatrix Medical Group, Inc.	40,925	586,455
Perrigo Co. PLC	82,890	3,082,679
Pfizer, Inc.	4,142,659	161,108,008
Premier, Inc., Class A	40,486	1,349,398
*Prestige Consumer Healthcare, Inc.	95,665	5,886,267
Quest Diagnostics, Inc.	79,989	11,103,273
*QuidelOrtho Corp.	1,065	95,797
*R1 RCM, Inc.	14,150	220,598
*RadNet, Inc.	4,080	112,853
*Regeneron Pharmaceuticals, Inc.	50,036	40,118,364
*REGENXBIO, Inc.	12,490	241,806
Revvity, Inc.	85,378	11,140,975
Select Medical Holdings Corp.	125,795	3,836,747
STERIS PLC	21,487	4,051,374
*Supernus Pharmaceuticals, Inc.	14,201	523,449
*Surgery Partners, Inc.	44,559	1,767,210
*Syneos Health, Inc.	42,475	1,667,568
*Teladoc Health, Inc.	89,883	2,384,596
Teleflex, Inc.	23,657	6,447,006
Thermo Fisher Scientific, Inc.	255,199	141,609,925
*UFP Technologies, Inc.	339	46,728
*United Therapeutics Corp.	29,720	6,839,464
Universal Health Services, Inc., Class B	42,014	6,316,805
*Varex Imaging Corp.	5,400	95,796
*Veradigm, Inc.	47,079	588,017
Viatris, Inc.	637,591	5,948,724
*Vir Biotechnology, Inc.	4,431	111,440
*Xencor, Inc.	3,197	84,529
Zimmer Biomet Holdings, Inc.	74,523	10,316,964
*Zimvie, Inc.	3,440	28,311

TOTAL HEALTH CARE		1,295,126,485

INDUSTRIALS — (13.9%)
3M Co.	282,622	30,020,109
*AAR Corp.	35,596	1,878,757

14

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
ABM Industries, Inc.	75,003	$3,193,628
Acme United Corp.	1,030	26,986
Acuity Brands, Inc.	32,792	5,160,805
AECOM	24,334	2,020,939
*AerSale Corp.	624	10,096
AGCO Corp.	76,548	9,487,359
Air Lease Corp.	63,752	2,564,105
*Air Transport Services Group, Inc.	35,032	711,500
Alamo Group, Inc.	21,537	3,806,234
*Alaska Air Group, Inc.	106,681	4,636,356
Albany International Corp.	20,623	1,881,024
*Alight, Inc., Class A	284,606	2,632,605
*Allegiant Travel Co.	5,263	546,878
Allied Motion Technologies, Inc.	2,187	75,277
*American Woodmark Corp.	9,954	502,876
AMETEK, Inc.	26,116	3,602,180
*API Group Corp.	153,197	3,486,764
Apogee Enterprises, Inc.	34,988	1,489,089
Applied Industrial Technologies, Inc.	14,679	1,991,353
ArcBest Corp.	12,175	1,149,320
Arcosa, Inc.	59,411	4,012,619
Argan, Inc.	14,321	576,134
*ASGN, Inc.	55,770	3,992,574
Astec Industries, Inc.	22,469	927,520
*Atkore, Inc.	19,172	2,421,999
*AZEK Co., Inc. (The)	78,221	2,122,918
AZZ, Inc.	18,956	715,210
Barnes Group, Inc.	39,258	1,650,014
*Beacon Roofing Supply, Inc.	40,563	2,441,081
Boise Cascade Co.	43,330	2,959,872
Brady Corp., Class A	47,562	2,427,089
*Builders FirstSource, Inc.	120,461	11,416,089
*CACI International, Inc., Class A	26,049	8,161,673
Carlisle Cos., Inc.	43,219	9,328,821
*CBIZ, Inc.	40,179	2,117,032
*CECO Environmental Corp.	3,773	43,805
*Ceridian HCM Holding, Inc.	721	45,769
*Chart Industries, Inc.	23,251	3,094,708
Chicago Rivet & Machine Co.	700	21,000
*CIRCOR International, Inc.	6,849	190,676
*Clarivate PLC	343,577	3,044,092
*Clean Harbors, Inc.	41,326	5,998,882
Columbus McKinnon Corp.	17,542	608,883
Comfort Systems USA, Inc.	29,214	4,367,201
*Commercial Vehicle Group, Inc.	15,404	112,911
CompX International, Inc.	500	9,050
Concentrix Corp.	56,169	5,420,870
*Conduent, Inc.	1,386	4,865
Copa Holdings SA, Class A	19,294	1,742,634
#*Core & Main, Inc., Class A	43,069	1,122,378
Costamare, Inc.	40,711	367,620
*CoStar Group, Inc.	1,422	109,423
Covenant Logistics Group, Inc.	7,080	278,881
CRA International, Inc.	7,601	799,169
*Crane Co.	24,444	1,761,679
Crane NXT Co.	24,444	1,157,668
CSW Industrials, Inc.	787	105,985
CSX Corp.	1,480,310	45,356,698

15

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Cummins, Inc.	65,979	$15,507,704
Curtiss-Wright Corp.	44,943	7,632,670
*Delta Air Lines, Inc.	460,189	15,789,085
*Distribution Solutions Group, Inc.	8,847	412,978
Douglas Dynamics, Inc.	14,892	436,485
*Driven Brands Holdings, Inc.	9,109	279,646
*Ducommun, Inc.	12,645	632,250
Dun & Bradstreet Holdings, Inc.	282,406	3,154,475
*DXP Enterprises, Inc.	14,361	361,897
*Dycom Industries, Inc.	10,596	981,402
Eagle Bulk Shipping, Inc.	32	1,431
Eastern Co. (The)	10,193	180,926
Eaton Corp PLC	255,956	42,775,367
EMCOR Group, Inc.	52,000	8,892,000
Encore Wire Corp.	23,755	3,713,619
EnerSys	43,211	3,585,217
Ennis, Inc.	30,835	599,124
EnPro Industries, Inc.	5,943	560,247
Esab Corp.	27,508	1,605,367
ESCO Technologies, Inc.	29,898	2,797,556
Espey Mfg. & Electronics Corp.	1,671	36,966
Federal Signal Corp.	70,877	3,641,660
FedEx Corp.	166,016	37,815,124
*First Advantage Corp.	44,568	573,144
Flowserve Corp.	76,722	2,561,748
*Fluor Corp.	80,241	2,331,803
Fortive Corp.	215,351	13,586,495
Fortune Brands Innovations, Inc.	123,149	7,966,509
Forward Air Corp.	6,121	645,827
Franklin Electric Co., Inc.	22,036	1,971,561
*FTI Consulting, Inc.	25,914	4,677,477
*Gates Industrial Corp. PLC	101,939	1,373,118
GATX Corp.	61,422	6,996,580
*Gencor Industries, Inc.	13,149	173,567
*Generac Holdings, Inc.	2,683	274,256
General Dynamics Corp.	124,394	27,160,186
General Electric Co.	409,175	40,496,050
*Gibraltar Industries, Inc.	32,417	1,622,147
*GMS, Inc.	15,470	898,188
Gorman-Rupp Co. (The)	22,062	541,622
GrafTech International, Ltd.	20,377	95,976
Granite Construction, Inc.	13,882	529,321
*Great Lakes Dredge & Dock Corp.	69,820	400,069
Greenbrier Cos., Inc. (The)	23,651	625,569
*GXO Logistics, Inc.	101,195	5,376,490
H&E Equipment Services, Inc.	2,385	87,052
*Hawaiian Holdings, Inc.	11,735	97,753
*Hayward Holdings, Inc.	84,162	1,013,310
Healthcare Services Group, Inc.	26,644	415,913
Heartland Express, Inc.	14,553	210,727
Heidrick & Struggles International, Inc.	18,634	467,900
Helios Technologies, Inc.	7,316	439,984
Herc Holdings, Inc.	13,090	1,309,262
*Heritage-Crystal Clean, Inc.	7,665	267,968
#*Hertz Global Holdings, Inc.	208,933	3,485,002
Hexcel Corp.	35,133	2,532,387
Hillenbrand, Inc.	19,872	906,561
HNI Corp.	18,255	474,265

16

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Howmet Aerospace, Inc.	95,653	$4,236,471
*Hub Group, Inc., Class A	11,647	878,184
Huntington Ingalls Industries, Inc.	29,065	5,861,248
Hurco Cos., Inc.	7,910	177,421
*Huron Consulting Group, Inc.	35,645	3,022,340
Hyster-Yale Materials Handling, Inc.	9,866	519,544
ICF International, Inc.	30,558	3,483,612
*IES Holdings, Inc.	95	4,103
Ingersoll Rand, Inc.	207,626	11,838,835
Insteel Industries, Inc.	17,561	483,454
Interface, Inc.	9,774	76,628
ITT, Inc.	91,924	7,762,063
Jacobs Solutions, Inc.	70,537	8,144,202
*Janus International Group, Inc.	18,276	164,484
*JELD-WEN Holding, Inc.	32,822	419,465
*JetBlue Airways Corp.	206,925	1,477,444
John Bean Technologies Corp.	11,448	1,244,512
Johnson Controls International PLC	352,896	21,117,297
Kadant, Inc.	10,437	1,939,508
*KAR Auction Services, Inc.	66,883	905,596
#KBR, Inc.	99,518	5,645,656
Kennametal, Inc.	35,629	924,929
Kimball International, Inc., Class B	15,401	189,586
*Kirby Corp.	32,745	2,352,401
Knight-Swift Transportation Holdings, Inc.	120,127	6,765,553
Korn Ferry	62,800	3,015,656
*Kratos Defense & Security Solutions, Inc.	7,221	93,151
L3Harris Technologies, Inc.	127,148	24,812,932
Leidos Holdings, Inc.	94,362	8,800,200
Lindsay Corp.	1,426	172,175
LSI Industries, Inc.	15,841	201,022
ManpowerGroup, Inc.	47,987	3,633,096
Marten Transport, Ltd.	117,173	2,365,723
#*Masonite International Corp.	19,560	1,787,980
*MasTec, Inc.	63,446	5,634,639
*Masterbrand, Inc.	123,149	993,812
Matson, Inc.	60,269	4,100,100
Matthews International Corp., Class A	11,782	446,184
Maxar Technologies, Inc.	5,301	279,469
Maximus, Inc.	40,048	3,350,015
McGrath RentCorp.	22,440	1,994,467
MDU Resources Group, Inc.	129,082	3,771,776
*Mercury Systems, Inc.	17,409	829,887
*Middleby Corp. (The)	37,423	5,272,152
Miller Industries, Inc.	20,099	655,227
MillerKnoll, Inc.	40,690	692,137
Moog, Inc., Class A	35,161	3,168,358
*MRC Global, Inc.	43,100	419,794
MSC Industrial Direct Co., Inc.	27,705	2,513,675
Mueller Industries, Inc.	44,746	3,215,000
Mueller Water Products, Inc., Class A	73,174	980,532
*MYR Group, Inc.	19,318	2,472,511
National Presto Industries, Inc.	4,263	289,969
NL Industries, Inc.	100	643
Norfolk Southern Corp.	464,754	94,359,005
*Northwest Pipe Co.	5,286	145,576
*NOW, Inc.	63,232	674,685
*NV5 Global, Inc.	523	49,544

17

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
nVent Electric PLC	140,911	$5,908,398
Oshkosh Corp.	73,171	5,599,045
Owens Corning	145,460	15,536,583
PACCAR, Inc.	295,636	22,081,053
PAM Transportation Services, Inc.	25,796	579,120
Park Aerospace Corp.	9,330	122,036
Parker-Hannifin Corp.	36,387	11,821,409
*Parsons Corp.	47,027	2,045,674
Pentair PLC	112,780	6,550,262
*Perma-Pipe International Holdings, Inc.	8,900	96,565
*PGT Innovations, Inc.	49,980	1,282,487
#*Plug Power, Inc.	58,896	531,831
Powell Industries, Inc.	5,719	229,103
Preformed Line Products Co.	400	49,712
Primoris Services Corp.	34,150	863,995
*Proto Labs, Inc.	3,179	91,460
Quanex Building Products Corp.	30,731	586,962
Quanta Services, Inc.	103,217	17,509,732
*Radiant Logistics, Inc.	42,044	277,490
Raytheon Technologies Corp.	435,246	43,481,075
*RBC Bearings, Inc.	14,320	3,250,783
*RCM Technologies, Inc.	15,245	171,354
Regal Rexnord Corp.	41,539	5,406,716
Republic Services, Inc.	268,179	38,784,047
*Resideo Technologies, Inc.	55,411	986,316
Resources Connection, Inc.	31,255	456,010
Rush Enterprises, Inc., Class A	50,254	2,668,990
Rush Enterprises, Inc., Class B	27,783	1,627,528
*RXO, Inc.	102,677	1,857,427
Ryder System, Inc.	89,616	7,094,003
#*Saia, Inc.	20,203	6,015,847
Schneider National, Inc., Class B	30,892	808,444
Science Applications International Corp.	32,287	3,294,243
Sensata Technologies Holding PLC	104,667	4,547,781
Shyft Group, Inc. (The)	32,985	827,264
*SIFCO Industries, Inc.	4,527	10,367
Simpson Manufacturing Co., Inc.	34,543	4,344,819
*SkyWest, Inc.	38,706	1,095,380
Snap-on, Inc.	40,252	10,441,771
Southwest Airlines Co.	518,507	15,705,577
*SPX Technologies, Inc.	3,526	224,536
SS&C Technologies Holdings, Inc.	146,288	8,563,700
Standex International Corp.	19,793	2,430,778
Stanley Black & Decker, Inc.	129,208	11,155,819
Steelcase, Inc., Class A	56,369	450,952
*Stericycle, Inc.	49,688	2,268,257
*Sterling Check Corp.	5,028	56,515
*Sterling Infrastructure, Inc.	29,900	1,103,908
*Sunrun, Inc.	578	12,161
Tennant Co.	5,147	393,334
Terex Corp.	42,936	1,914,516
Textainer Group Holdings, Ltd.	29,748	1,044,155
Textron, Inc.	112,237	7,513,145
*Thermon Group Holdings, Inc.	5,700	118,446
Timken Co. (The)	47,107	3,620,173
*Titan International, Inc.	18,426	179,838
*Titan Machinery, Inc.	17,783	557,497
*Transcat, Inc.	1,106	84,377

18

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
TransUnion	131,993	$9,082,438
Trinity Industries, Inc.	117,041	2,803,132
Triton International, Ltd.	31,792	2,628,245
TTEC Holdings, Inc.	5,836	198,833
*Twin Disc, Inc.	6,900	79,005
UFP Industries, Inc.	101,357	7,958,552
#U-Haul Holding Co.	29,206	1,783,318
U-Haul Holding Co.	261,112	14,126,159
*Ultralife Corp.	3,309	13,865
UniFirst Corp.	18,556	3,037,246
*United Airlines Holdings, Inc.	222,388	9,740,594
United Rentals, Inc.	52,976	19,130,163
*Univar Solutions, Inc.	87,899	3,120,414
Universal Logistics Holdings, Inc.	54	1,382
*V2X, Inc.	2,319	100,181
Valmont Industries, Inc.	11,033	3,205,748
Veritiv Corp.	9,944	1,142,267
Vertiv Holdings Co.	110,469	1,648,197
*Viad Corp.	9,666	183,944
*Virco Mfg. Corp.	12,601	46,750
VSE Corp.	6,244	264,059
Wabash National Corp.	23,800	610,946
Watts Water Technologies, Inc., Class A	20,679	3,344,415
Werner Enterprises, Inc.	51,539	2,328,017
WESCO International, Inc.	54,084	7,788,096
Westinghouse Air Brake Technologies Corp.	105,230	10,277,814
*Willis Lease Finance Corp.	6,713	339,006
Woodward, Inc.	24,670	2,368,813
*XPO, Inc.	102,729	4,538,567
Zurn Elkay Water Solutions Corp.	1,223	26,356

TOTAL INDUSTRIALS		1,164,961,631

INFORMATION TECHNOLOGY — (7.5%)
*ACI Worldwide, Inc.	23,160	586,643
Adeia, Inc.	59,871	457,414
Advanced Energy Industries, Inc.	18,406	1,592,119
*Advanced Micro Devices, Inc.	259,527	23,193,928
*Akamai Technologies, Inc.	103,862	8,513,568
*Alithya Group, Inc., Class A	11,334	20,968
*Alpha & Omega Semiconductor, Ltd.	20,661	493,385
Amdocs, Ltd.	105,450	9,622,312
Amkor Technology, Inc.	166,952	3,734,716
Analog Devices, Inc.	222,135	39,957,644
*AppLovin Corp., Class A	3,703	62,951
*Arrow Electronics, Inc.	112,666	12,892,370
*AstroNova, Inc.	6,285	92,452
Avnet, Inc.	52,776	2,177,538
*Aware, Inc.	14,326	23,781
*Axcelis Technologies, Inc.	31,619	3,740,528
*AXT, Inc.	24,921	66,539
Bel Fuse, Inc., Class A	3,574	150,072
Bel Fuse, Inc., Class B	7,655	311,023
Belden, Inc.	21,648	1,707,811
Benchmark Electronics, Inc.	54,341	1,160,180
*BILL Holdings, Inc.	7,823	600,885
*Black Knight, Inc.	81,790	4,469,006
*Cerence, Inc.	24,456	624,851
*Ciena Corp.	129,891	5,980,182
*Cirrus Logic, Inc.	64,197	5,507,461

19

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Cognizant Technology Solutions Corp., Class A	410,494	$24,510,597
*Coherent Corp.	19,100	652,074
*Cohu, Inc.	22,261	753,312
Corning, Inc.	832,078	27,641,631
CSP, Inc.	2,414	30,537
CTS Corp.	61,453	2,409,572
*Digi International, Inc.	25,438	767,210
*Digital Turbine, Inc.	18,491	216,899
*Diodes, Inc.	47,818	3,811,095
Dolby Laboratories, Inc., Class A	21,804	1,824,777
*DXC Technology Co.	194,992	4,650,559
*Edgio, Inc.	52,504	34,705
Entegris, Inc.	80,385	6,022,444
*ePlus, Inc.	33,723	1,468,299
*F5, Inc.	19,086	2,564,395
*Fabrinet	33,826	3,211,779
*First Solar, Inc.	40,334	7,364,182
*Flex, Ltd.	486,885	10,015,224
*FormFactor, Inc.	64,158	1,752,155
Frequency Electronics, Inc.	7,390	48,109
*GSI Technology, Inc.	2,491	3,836
*Guidewire Software, Inc.	436	33,219
Hackett Group, Inc. (The)	13,505	250,653
Hewlett Packard Enterprise Co.	883,613	12,653,338
*Ichor Holdings, Ltd.	14,000	389,900
*Insight Enterprises, Inc.	41,949	5,073,732
Intel Corp.	3,112,499	96,674,219
InterDigital, Inc.	21,223	1,437,646
IPG Photonics Corp.	17,000	1,954,660
*Itron, Inc.	25,301	1,351,073
Jabil, Inc.	105,735	8,263,190
Juniper Networks, Inc.	230,520	6,950,178
*Key Tronic Corp.	17,623	120,718
*Kimball Electronics, Inc., Class B	23,443	471,908
*Knowles Corp.	92,245	1,557,096
Kulicke & Soffa Industries, Inc.	72,374	3,449,345
*KVH Industries, Inc.	9,596	100,950
*Kyndryl Holdings, Inc.	97,293	1,406,857
Littelfuse, Inc.	15,315	3,709,906
*LiveRamp Holdings, Inc.	7,608	183,277
#*Lumentum Holdings, Inc.	51,649	2,492,064
Marvell Technology, Inc.	406,745	16,058,293
*MaxLinear, Inc.	26,175	631,603
Methode Electronics, Inc.	67,646	2,772,810
Micron Technology, Inc.	944,166	60,766,524
MKS Instruments, Inc.	1,232	103,328
*NCR Corp.	62,486	1,392,813
*NETGEAR, Inc.	20,941	295,896
*NetScout Systems, Inc.	21,166	575,927
*Okta, Inc.	66,225	4,538,399
*Onto Innovation, Inc.	41,541	3,363,990
*Optical Cable Corp.	10,474	42,524
*OSI Systems, Inc.	16,572	1,871,973
PC Connection, Inc.	35,287	1,421,007
*Photronics, Inc.	79,464	1,149,049
*Plexus Corp.	34,747	3,039,320
*Qorvo, Inc.	103,552	9,535,068
*Rambus, Inc.	9,315	413,027

20

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Richardson Electronics, Ltd.	15,464	$238,610
*Rogers Corp.	443	71,301
Roper Technologies, Inc.	18,529	8,426,619
*Salesforce, Inc.	207,045	41,071,517
*Sanmina Corp.	39,846	2,082,352
Sapiens International Corp. NV	9,406	189,343
*ScanSource, Inc.	20,741	567,266
*Semtech Corp.	5,691	110,918
*SentinelOne, Inc., Class A	2,275	36,559
*Silicon Laboratories, Inc.	12,253	1,706,843
Skyworks Solutions, Inc.	72,417	7,668,960
*Stratasys, Ltd.	3,668	52,672
*Super Micro Computer, Inc.	34,076	3,592,633
*Synaptics, Inc.	39,457	3,494,312
TD SYNNEX Corp.	61,282	5,456,549
TE Connectivity, Ltd.	218,536	26,742,250
*Teledyne Technologies, Inc.	28,276	11,717,574
*TESSCO Technologies, Inc.	6,250	54,875
*Trimble, Inc.	54,718	2,577,218
*TTM Technologies, Inc.	73,409	866,960
*Twilio, Inc., Class A	54,112	2,846,832
*UiPath, Inc., Class A	3,383	47,633
*Ultra Clean Holdings, Inc.	39,838	1,136,977
#*Unity Software, Inc.	132,551	3,574,900
Universal Display Corp.	117	15,615
*Veeco Instruments, Inc.	16,861	310,580
*Verint Systems, Inc.	42,482	1,550,168
*Viasat, Inc.	21,869	766,071
*Viavi Solutions, Inc.	37,545	336,403
Vishay Intertechnology, Inc.	150,381	3,201,611
*Vishay Precision Group, Inc.	16,480	618,659
*Western Digital Corp.	216,260	7,447,994
*Wolfspeed, Inc.	202	9,403
Xerox Holdings Corp.	61,032	956,371
*Xperi, Inc.	23,948	227,267
*Zoom Video Communications, Inc., Class A	69,326	4,258,696

TOTAL INFORMATION TECHNOLOGY		628,019,709

MATERIALS — (6.2%)
AdvanSix, Inc.	19,492	734,459
Air Products & Chemicals, Inc.	3,597	1,058,813
#Albemarle Corp.	93,287	17,301,007
Alcoa Corp.	121,701	4,519,975
Alpha Metallurgical Resources, Inc.	5,230	766,509
Amcor PLC	482,337	5,291,237
AptarGroup, Inc.	24,159	2,863,083
*Arconic Corp.	63,672	1,575,882
Ashland, Inc.	84,963	8,633,090
Avient Corp.	36,635	1,410,814
*Axalta Coating Systems, Ltd.	2,501	78,957
Berry Global Group, Inc.	88,416	5,111,329
Cabot Corp.	44,900	3,222,024
Carpenter Technology Corp.	21,947	1,157,485
Celanese Corp.	73,816	7,842,212
*Century Aluminum Co.	6,320	54,289
CF Industries Holdings, Inc.	106,173	7,599,863
Chase Corp.	1,934	211,444
Chemours Co. (The)	68,466	1,990,307
*Clearwater Paper Corp.	895	32,310

21

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Cleveland-Cliffs, Inc.	308,055	$4,737,886
*Coeur Mining, Inc.	31,469	106,995
Commercial Metals Co.	93,958	4,386,899
Compass Minerals International, Inc.	6,554	214,512
*Core Molding Technologies, Inc.	11,847	222,131
Corteva, Inc.	137,837	8,424,597
Dow, Inc.	537,857	29,259,421
DuPont de Nemours, Inc.	177,278	12,359,822
Eastman Chemical Co.	88,682	7,473,232
*Ecovyst, Inc.	76,163	864,450
Element Solutions, Inc.	143,991	2,613,437
*Ferroglobe PLC	19,547	78,970
Fortitude Gold Corp.	15,228	104,921
Freeport-McMoRan, Inc.	351,201	13,314,030
Friedman Industries, Inc.	3,048	33,985
FutureFuel Corp.	6,104	45,780
Gold Resource Corp.	15,339	14,141
Graphic Packaging Holding Co.	237,721	5,862,200
Greif, Inc., Class A	21,151	1,328,071
Greif, Inc., Class B	400	31,496
Hawkins, Inc.	21,618	872,070
Haynes International, Inc.	10,047	472,309
HB Fuller Co.	56,897	3,764,875
Hecla Mining Co.	335,667	2,030,785
Huntsman Corp.	192,800	5,165,112
*Ingevity Corp.	13,575	973,871
Innospec, Inc.	22,535	2,290,232
International Flavors & Fragrances, Inc.	73,673	7,143,334
International Paper Co.	255,438	8,457,552
Kaiser Aluminum Corp.	24,052	1,580,697
Linde PLC	176,015	65,028,742
#*Livent Corp.	13,753	300,503
Louisiana-Pacific Corp.	140,652	8,402,550
*LSB Industries, Inc.	18,983	169,518
LyondellBasell Industries NV, Class A	279,849	26,476,514
Martin Marietta Materials, Inc.	46,557	16,909,502
Materion Corp.	19,180	2,077,386
Mativ, Inc.	27,795	538,389
Mercer International, Inc.	21,725	211,384
Minerals Technologies, Inc.	34,554	2,047,670
Mosaic Co. (The)	286,338	12,269,583
*MP Materials Corp.	110,180	2,387,601
Myers Industries, Inc.	22,693	430,032
Newmont Corp.	524,615	24,866,751
Northern Technologies International Corp.	6,070	69,684
Nucor Corp.	220,998	32,747,484
*O-I Glass, Inc.	81,121	1,822,789
Olin Corp.	110,815	6,139,151
Olympic Steel, Inc.	9,986	465,048
Orion Engineered Carbons SA	15,844	383,583
Packaging Corp. of America	65,102	8,805,697
Pactiv Evergreen, Inc.	19,745	155,986
PPG Industries, Inc.	13,849	1,942,461
Quaker Chemical Corp.	5,726	1,068,643
*Rayonier Advanced Materials, Inc.	3,100	16,864
Reliance Steel & Aluminum Co.	92,176	22,841,213
Royal Gold, Inc.	32,320	4,280,461
Ryerson Holding Corp.	18,404	695,119

22

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Schnitzer Steel Industries, Inc.	851	$24,585
Sensient Technologies Corp.	38,629	2,876,315
Silgan Holdings, Inc.	67,210	3,310,765
Sonoco Products Co.	76,970	4,665,921
Steel Dynamics, Inc.	213,652	22,209,125
Stepan Co.	21,810	2,010,882
*Summit Materials, Inc., Class A	96,443	2,643,503
SunCoke Energy, Inc.	681	5,298
Sylvamo Corp.	8,552	391,853
*Synalloy Corp.	1,028	9,756
*TimkenSteel Corp.	20,171	337,663
Tredegar Corp.	26,545	248,992
TriMas Corp.	20,923	531,653
Trinseo PLC	6,277	113,739
Tronox Holdings PLC, Class A	85,172	1,166,005
United States Lime & Minerals, Inc.	2,500	402,250
United States Steel Corp.	150,539	3,444,332
*Universal Stainless & Alloy Products, Inc.	6,269	59,367
Vulcan Materials Co.	65,709	11,506,960
Warrior Met Coal, Inc.	2,025	70,004
Westlake Corp.	118,088	13,436,053
Westrock Co.	175,936	5,265,764
Worthington Industries, Inc.	47,504	2,821,263

TOTAL MATERIALS		516,785,258

REAL ESTATE — (0.3%)
*Anywhere Real Estate, Inc.	13,828	88,084
*CBRE Group, Inc., Class A	127,535	9,776,833
*Cushman & Wakefield PLC	52,109	513,274
*Forestar Group, Inc.	1,302	25,181
*Howard Hughes Corp. (The)	23,384	1,809,220
*Jones Lang LaSalle, Inc.	41,982	5,837,177
Kennedy-Wilson Holdings, Inc.	98,622	1,654,877
Marcus & Millichap, Inc.	22,088	695,109
Newmark Group, Inc., Class A	32,433	205,625
St. Joe Co. (The)	27,836	1,144,060
Stratus Properties, Inc.	2,958	63,301
*Zillow Group, Inc., Class A	25,898	1,107,917
*Zillow Group, Inc., Class C	78,406	3,413,797

TOTAL REAL ESTATE		26,334,455

UTILITIES — (0.2%)
Brookfield Renewable Corp., Class A	14,163	473,186
New Jersey Resources Corp.	50,555	2,610,660
NRG Energy, Inc.	119,027	4,067,153
Ormat Technologies, Inc.	25,989	2,230,116
Vistra Corp.	172,946	4,126,491

TOTAL UTILITIES		13,507,606

TOTAL COMMON STOCKS		8,331,260,706

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	11,314	307,741

TOTAL PREFERRED STOCK		307,741

RIGHT/WARRANT — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*<»Zagg, Inc.	30,497	—

TOTAL RIGHT/WARRANT		—

23

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
TOTAL INVESTMENT SECURITIES — (99.6%) (Cost $5,097,856,419)		$8,331,568,447

SECURITIES LENDING COLLATERAL — (0.4%)
@§The DFA Short Term Investment Fund	2,902,773	33,571,438

TOTAL INVESTMENTS — (100.0%) (Cost $5,131,427,857)		$8,365,139,885

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

24

DIMENSIONAL INTERNATIONAL VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.7%)
*Allkem, Ltd.	248,268	$2,009,836
Alumina, Ltd.	146,275	146,932
AMP, Ltd.	1,038,366	778,843
Ampol, Ltd.	291,660	5,768,824
Ansell, Ltd.	56,615	1,001,201
ANZ Group Holdings, Ltd.	2,799,240	45,044,603
Aurizon Holdings, Ltd.	2,713,110	6,131,930
#Bank of Queensland, Ltd.	423,290	1,622,444
Beach Energy, Ltd.	2,077,716	2,018,400
Bendigo & Adelaide Bank, Ltd.	312,167	1,782,397
BlueScope Steel, Ltd.	1,171,439	15,382,298
Brickworks, Ltd.	11,221	185,385
Challenger, Ltd.	544,262	2,168,847
Cleanaway Waste Management, Ltd.	1,851,171	2,960,503
Downer EDI, Ltd.	9,516	22,325
Evolution Mining, Ltd.	2,068,157	4,865,609
Fortescue Metals Group, Ltd.	92,144	1,275,109
#Harvey Norman Holdings, Ltd.	1,112,596	2,654,290
Iluka Resources, Ltd.	25,798	187,024
Incitec Pivot, Ltd.	2,902,441	6,118,680
Insurance Australia Group, Ltd.	30,106	99,080
Lendlease Corp., Ltd.	364,696	1,795,523
National Australia Bank, Ltd.	2,347,099	44,733,238
New Hope Corp., Ltd.	659,871	2,315,566
Newcrest Mining, Ltd.	989,580	18,912,671
Nine Entertainment Co. Holdings, Ltd.	1,388,329	1,890,006
Northern Star Resources, Ltd.	1,178,977	10,487,067
Orica, Ltd.	373,518	3,998,805
Origin Energy, Ltd.	936,165	5,159,672
»OZ Minerals, Ltd.	301,916	5,786,125
QBE Insurance Group, Ltd.	225,610	2,285,621
Qube Holdings, Ltd.	1,098,805	2,229,270
Rio Tinto, Ltd.	188,660	13,994,902
Santos, Ltd.	4,066,595	19,000,018
Seven Group Holdings, Ltd.	135,237	2,118,999
Sims, Ltd.	59,539	615,771
Sonic Healthcare, Ltd.	107,835	2,525,557
South32, Ltd.	6,658,644	18,657,580
Suncorp Group, Ltd.	1,673,937	13,805,666
TPG Telecom, Ltd.	296,636	1,052,693
Treasury Wine Estates, Ltd.	326,035	3,001,366
ΩViva Energy Group, Ltd.	990,855	2,029,904
Westpac Banking Corp.	2,486,186	36,918,186
Whitehaven Coal, Ltd.	1,314,884	6,256,387
Woodside Energy Group, Ltd.	1,552,432	34,553,205
Worley, Ltd.	171,522	1,704,792
#Yancoal Australia, Ltd.	382,588	1,405,755

TOTAL AUSTRALIA		359,458,905

AUSTRIA — (0.1%)
Erste Group Bank AG	183,586	6,670,143
voestalpine AG	4,310	149,313

TOTAL AUSTRIA		6,819,456

1

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
BELGIUM — (0.7%)
Ageas SA	172,343	$7,684,846
Anheuser-Busch InBev SA	16,627	1,084,849
Anheuser-Busch InBev SA, Sponsored ADR	21	1,364
KBC Group NV	254,002	18,165,434
Solvay SA, Class A	91,558	11,002,526
UCB SA	22,574	2,103,883

TOTAL BELGIUM		40,042,902

CANADA — (9.4%)
#Agnico Eagle Mines, Ltd.	237,615	13,479,899
Agnico Eagle Mines, Ltd.	221	12,524
Alamos Gold, Inc.	2,568	33,204
AltaGas, Ltd.	223,911	3,912,623
ARC Resources, Ltd.	616,510	7,650,124
B2Gold Corp.	12,170	47,950
B2Gold Corp.	27,776	109,154
Bank of Montreal	486,141	43,845,057
Bank of Montreal	110,776	9,974,986
#Bank of Nova Scotia (The)	916,195	45,727,292
Bank of Nova Scotia (The)	207,221	10,332,785
Barrick Gold Corp.	1,039,696	19,795,812
Barrick Gold Corp.	67,562	1,283,195
#Brookfield Corp.	129,725	4,210,873
Brookfield Corp.	108,083	3,503,155
#Canadian Imperial Bank of Commerce	300,998	12,626,866
Canadian Imperial Bank of Commerce	577,756	24,195,636
Canadian Tire Corp., Ltd., Class A	2,352	307,999
Cenovus Energy, Inc.	349,085	5,864,628
Crescent Point Energy Corp.	452,370	3,347,538
Endeavour Mining PLC	249,627	6,419,664
Fairfax Financial Holdings, Ltd.	34,636	24,178,548
First Quantum Minerals, Ltd.	759,520	18,435,006
#Great-West Lifeco, Inc.	257,411	7,310,677
iA Financial Corp., Inc.	169,432	11,356,679
IGM Financial, Inc.	33,771	1,035,315
Imperial Oil, Ltd.	138,450	7,051,258
Kinross Gold Corp.	267,965	1,353,223
Kinross Gold Corp.	1,397,459	7,037,267
Lundin Mining Corp.	1,170,461	8,931,852
Magna International, Inc.	386,690	20,169,750
#Magna International, Inc.	36,700	1,911,442
#Manulife Financial Corp.	1,175,868	23,223,393
Manulife Financial Corp.	26,713	526,854
*MEG Energy Corp.	353,040	5,872,287
#Nutrien, Ltd.	475,006	32,965,416
Pan American Silver Corp.	44,542	793,293
Saputo, Inc.	49,413	1,278,042
#Sun Life Financial, Inc.	9,241	452,818
Sun Life Financial, Inc.	101,959	5,004,148
Suncor Energy, Inc.	984,204	30,825,269
Suncor Energy, Inc.	296,163	9,262,873
Teck Resources, Ltd., Class B	789,080	36,771,128
Teck Resources, Ltd., Class B	8,888	413,568
#Toronto-Dominion Bank (The)	7,619	461,940
Toronto-Dominion Bank (The)	50,824	3,075,371
Tourmaline Oil Corp.	345,668	15,513,390
West Fraser Timber Co., Ltd.	25,073	1,814,533
West Fraser Timber Co., Ltd.	87,307	6,308,402
Whitecap Resources, Inc.	829,591	6,532,502

TOTAL CANADA		506,547,208

2

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
CHINA — (0.0%)
ΩBOC Aviation, Ltd.	40,100	$316,717

TOTAL CHINA		316,717

DENMARK — (2.3%)
AP Moller - Maersk A/S, Class A	2,255	4,024,817
AP Moller - Maersk A/S, Class B	3,707	6,696,024
Carlsberg A/S, Class B	151,869	25,137,915
Chr Hansen Holding A/S	105,263	8,198,019
*Danske Bank A/S	395,255	8,345,592
*Demant A/S	113,805	4,878,344
DSV A/S	159,400	29,996,845
*Genmab A/S	11,516	4,741,973
#*Genmab A/S, Class S, ADR	30,102	1,234,483
*Jyske Bank A/S, Registered	8,806	643,171
Novozymes A/S, B Shares	68,133	3,546,271
Pandora A/S	75,914	7,018,725
ROCKWOOL A/S, Class A	323	77,792
ROCKWOOL A/S, Class B	7,995	1,933,233
Tryg A/S	111,547	2,635,307
*Vestas Wind Systems A/S	453,455	12,523,695

TOTAL DENMARK		121,632,206

FINLAND — (1.0%)
Nokia OYJ	1,476,368	6,262,095
Nokia OYJ, Sponsored ADR	1,193,788	5,001,972
Nordea Bank Abp	2,192,357	24,324,561
Stora Enso OYJ, Class R	714,815	9,075,262
UPM-Kymmene OYJ	227,081	7,245,133

TOTAL FINLAND		51,909,023

FRANCE — (11.3%)
*Accor SA	158,028	5,603,731
ΩALD SA	42,730	514,666
Alstom SA	185,534	4,657,809
ΩAmundi SA	30,887	2,023,784
Arkema SA	107,641	10,650,018
AXA SA	1,088,983	35,550,041
BNP Paribas SA	663,387	42,909,963
#Bollore SE	541,451	3,658,291
Bouygues SA	380,954	13,962,986
Carrefour SA	1,163,284	24,221,171
Cie de Saint-Gobain	844,917	48,896,610
*Cie Generale des Etablissements Michelin SCA	1,182,196	37,627,192
Credit Agricole SA	431,291	5,277,577
Danone SA	33,810	2,239,194
Eiffage SA	108,549	12,930,489
Engie SA	1,596,294	25,581,589
EssilorLuxottica SA	14,212	2,814,786
Eurazeo SE	11,152	795,956
*Euroapi SA	9,838	118,332
*Faurecia SE	18,001	371,528
Orange SA	3,196,088	41,692,400
Publicis Groupe SA	241,235	19,739,830
*Renault SA	217,532	8,076,398
Rexel SA	275,403	6,384,922
Sanofi	393,963	43,493,376
Societe Generale SA	975,956	23,730,880

3

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
TotalEnergies SE	2,754,521	$176,194,465
Vinci SA	6,028	746,679
Vivendi SE	266,936	2,933,408
*ΩWorldline SA	107,705	4,682,516

TOTAL FRANCE		608,080,587

GERMANY — (6.8%)
BASF SE	782,636	40,479,683
Bayer AG, Registered	882,519	58,224,040
Bayerische Motoren Werke AG	341,029	38,191,634
*Commerzbank AG	1,476,823	16,410,050
Continental AG	117,004	8,192,088
*ΩCovestro AG	318,234	13,979,389
*Daimler Truck Holding AG	456,128	15,076,697
Deutsche Bank AG, Registered	403,933	4,433,987
Deutsche Bank AG, RegisteredSponsored	951,561	10,476,687
*Deutsche Lufthansa AG, Registered	185,022	1,987,485
ΩDWS Group GmbH & Co. KGaA	15,745	523,211
E.ON SE	1,810,189	23,991,300
Evonik Industries AG	174,034	3,796,547
Fresenius Medical Care AG & Co. KGaA	146,074	7,102,119
Fresenius SE & Co. KGaA	370,998	10,739,200
HeidelbergCement AG	178,518	13,512,027
Mercedes-Benz Group AG	995,494	77,568,963
*Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,085	783,774
RTL Group SA	6,651	311,917
*Siemens Energy AG	199,477	4,884,522
Talanx AG	52,248	2,627,974
Telefonica Deutschland Holding AG	1,800,463	6,092,315
Volkswagen AG	26,326	4,416,246
Wacker Chemie AG	9,741	1,505,026

TOTAL GERMANY		365,306,881

HONG KONG — (2.0%)
Bank of East Asia, Ltd. (The)	47,339	62,235
BOC Hong Kong Holdings, Ltd.	3,331,500	10,482,688
#*Cathay Pacific Airways, Ltd.	2,476,727	2,388,416
CK Asset Holdings, Ltd.	2,444,962	14,420,788
CK Hutchison Holdings, Ltd.	2,913,848	19,487,767
CK Infrastructure Holdings, Ltd.	282,000	1,602,211
ΩESR Group, Ltd.	961,000	1,495,996
Hang Lung Properties, Ltd.	1,716,000	3,130,374
Hang Seng Bank, Ltd.	123,000	1,819,169
Henderson Land Development Co., Ltd.	1,005,730	3,574,551
HKT Trust & HKT, Ltd.	520,000	682,302
Hong Kong & China Gas Co., Ltd.	374,000	331,602
MTR Corp., Ltd.	1,175,711	5,863,652
New World Development Co., Ltd.	1,393,199	3,700,455
Sino Land Co., Ltd.	533,968	718,315
Sun Hung Kai Properties, Ltd.	1,242,934	17,258,794
Swire Pacific, Ltd., Class A	500,000	3,955,464
Swire Pacific, Ltd., Class B	767,500	972,831
Tsim Sha Tsui Properties, Ltd.	11,125	30,895
ΩWH Group, Ltd.	16,710,120	9,281,153
Xinyi Glass Holdings, Ltd.	2,385,000	4,344,705

TOTAL HONG KONG		105,604,363

IRELAND — (0.6%)
AIB Group PLC	432,932	1,863,070

4

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
IRELAND — (Continued)
Bank of Ireland Group PLC	610,333	$6,313,558
CRH PLC	28,364	1,370,916
CRH PLC, Sponsored ADR	454,230	22,030,155

TOTAL IRELAND		31,577,699

ISRAEL — (0.6%)
Bank Hapoalim BM	928,253	7,905,511
Bank Leumi Le-Israel BM	1,061,003	8,309,578
Delek Group, Ltd.	11,720	1,255,973
Harel Insurance Investments & Financial Services, Ltd.	182,620	1,623,590
Isracard, Ltd.	1	4
Israel Discount Bank, Ltd., Class A	1,217,315	5,975,353
Kenon Holdings, Ltd.	8,777	230,742
*Migdal Insurance & Financial Holdings, Ltd.	72,441	77,492
Phoenix Holdings, Ltd. (The)	224,984	2,391,242
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	495,048	4,321,769

TOTAL ISRAEL		32,091,254

ITALY — (2.2%)
Banco BPM SpA	152,827	621,735
Eni SpA	1,225,559	18,598,514
Intesa Sanpaolo SpA	7,431,349	19,562,875
Mediobanca Banca di Credito Finanziario SpA	366,678	3,938,813
*ΩNexi SpA	1,305	10,814
Stellantis NV	1,107,861	18,336,335
Stellantis NV	1,199,713	19,951,227
Stellantis NV	289,837	4,799,685
*Telecom Italia SpA	2,799,124	809,638
#*Telecom Italia SpA Milano	9,198,182	2,710,306
UniCredit SpA	1,606,696	31,821,734
#UnipolSai Assicurazioni SpA	23,639	63,625

TOTAL ITALY		121,225,301

JAPAN — (19.1%)
AGC, Inc.	380,200	14,100,613
Air Water, Inc.	217,800	2,738,395
Aisin Corp.	203,600	5,943,598
Alfresa Holdings Corp.	101,500	1,464,749
Alps Alpine Co., Ltd.	222,500	2,018,048
Amada Co., Ltd.	534,892	4,965,325
#Aozora Bank, Ltd.	80,200	1,432,427
Asahi Group Holdings, Ltd.	204,800	7,885,774
Asahi Kasei Corp.	1,879,900	13,222,048
Bank of Kyoto, Ltd. (The)	39,500	1,929,093
Bridgestone Corp.	217,000	8,666,295
Brother Industries, Ltd.	370,000	5,771,527
Canon Marketing Japan, Inc.	56,300	1,401,660
Canon, Inc.	323,800	7,699,955
Canon, Inc., Sponsored ADR	24,500	581,140
Chiba Bank, Ltd. (The)	283,800	1,840,380
Coca-Cola Bottlers Japan Holdings, Inc.	50,575	543,023
COMSYS Holdings Corp.	102,400	1,953,771
Concordia Financial Group, Ltd.	785,213	2,958,281
Cosmo Energy Holdings Co., Ltd.	107,000	3,394,705
Daicel Corp.	253,100	1,985,171
Dai-ichi Life Holdings, Inc.	554,700	10,243,404
Daiwa House Industry Co., Ltd.	391,600	9,942,064
Daiwa Securities Group, Inc.	1,056,500	4,880,391
Denka Co., Ltd.	95,300	1,898,791

5

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Dentsu Group, Inc.	85,400	$3,057,504
DIC Corp.	96,092	1,765,668
Dowa Holdings Co., Ltd.	63,400	2,062,659
ENEOS Holdings, Inc.	5,259,486	18,617,649
EXEO Group, Inc.	23,900	442,141
Ezaki Glico Co., Ltd.	8,000	205,339
FUJIFILM Holdings Corp.	153,400	7,953,615
Fujikura, Ltd.	49,200	332,420
Fukuoka Financial Group, Inc.	76,418	1,427,173
Hachijuni Bank, Ltd. (The)	126,600	563,431
Hakuhodo DY Holdings, Inc.	4,200	49,198
Hankyu Hanshin Holdings, Inc.	201,600	6,270,158
Haseko Corp.	401,500	4,885,877
*Hino Motors, Ltd.	358,700	1,404,084
Hitachi Construction Machinery Co., Ltd.	98,100	2,399,097
Hitachi, Ltd.	137,900	7,580,373
Honda Motor Co., Ltd.	1,020,688	26,895,520
Honda Motor Co., Ltd., Sponsored ADR	416,200	11,062,596
House Foods Group, Inc.	33,900	744,398
Hulic Co., Ltd.	35,900	307,680
Idemitsu Kosan Co., Ltd.	284,900	6,030,050
Iida Group Holdings Co., Ltd.	153,400	2,715,044
INFRONEER Holdings, Inc.	261,700	2,058,390
Inpex Corp.	1,185,100	12,820,125
Isetan Mitsukoshi Holdings, Ltd.	117,600	1,292,032
Isuzu Motors, Ltd.	1,096,700	12,814,231
ITOCHU Corp.	207,000	6,828,803
Iwatani Corp.	49,400	2,332,773
J Front Retailing Co., Ltd.	359,400	3,763,848
Japan Post Holdings Co., Ltd.	462,084	3,793,999
Japan Post Insurance Co., Ltd.	71,300	1,151,461
JFE Holdings, Inc.	706,992	8,317,858
JTEKT Corp.	269,700	2,208,464
Kajima Corp.	524,000	6,907,649
Kamigumi Co., Ltd.	97,400	2,128,043
Kaneka Corp.	44,400	1,173,870
Kawasaki Heavy Industries, Ltd.	240,800	5,195,685
Kawasaki Kisen Kaisha, Ltd.	63,800	1,511,071
Kewpie Corp.	25,100	421,390
Kobe Steel, Ltd.	193,700	1,432,497
Koito Manufacturing Co., Ltd.	77,400	1,486,439
Komatsu, Ltd.	426,900	10,483,998
Konica Minolta, Inc.	443,400	1,836,578
K’s Holdings Corp.	208,900	1,848,673
Kuraray Co., Ltd.	700,432	6,517,441
Lixil Corp.	399,440	6,254,222
Mabuchi Motor Co., Ltd.	31,900	896,100
Makita Corp.	161,800	4,539,169
Marubeni Corp.	1,067,100	15,046,686
Mazda Motor Corp.	674,094	6,009,989
Mebuki Financial Group, Inc.	877,717	2,236,755
Medipal Holdings Corp.	135,400	2,063,342
Mitsubishi Chemical Group Corp.	2,552,400	14,892,827
Mitsubishi Corp.	1,039,300	38,300,646
Mitsubishi Electric Corp.	967,600	11,931,116
Mitsubishi Estate Co., Ltd.	637,100	7,823,091
Mitsubishi Gas Chemical Co., Inc.	273,100	3,947,129
Mitsubishi Heavy Industries, Ltd.	270,300	10,177,565

6

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mitsubishi Logistics Corp.	23,400	$577,417
Mitsubishi Materials Corp.	140,000	2,282,525
*Mitsubishi Motors Corp.	927,553	3,508,169
Mitsubishi UFJ Financial Group, Inc.	4,838,934	30,309,748
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	3,506,287
Mitsui Chemicals, Inc.	248,300	6,227,331
Mitsui Fudosan Co., Ltd.	516,700	10,211,433
#Mitsui OSK Lines, Ltd.	346,100	8,540,344
Mizuho Financial Group, Inc.	825,300	11,909,922
MS&AD Insurance Group Holdings, Inc.	158,463	5,172,901
Nagase & Co., Ltd.	7,800	122,128
NEC Corp.	362,900	13,885,426
NGK Insulators, Ltd.	284,600	3,553,189
NH Foods, Ltd.	106,800	3,113,840
Nippon Electric Glass Co., Ltd.	42,000	798,575
NIPPON EXPRESS HOLDINGS, INC.	91,400	5,343,106
Nippon Shokubai Co., Ltd.	25,900	1,032,843
Nippon Steel Corp.	688,100	14,619,567
#Nippon Yusen KK	484,200	11,389,804
Nissan Motor Co., Ltd.	1,569,500	5,673,322
Nisshin Seifun Group, Inc.	133,300	1,614,304
Niterra Co., Ltd.	252,800	5,261,522
Nomura Holdings, Inc.	1,579,800	5,637,461
#Nomura Holdings, Inc., Sponsored ADR	836,957	2,979,567
Nomura Real Estate Holdings, Inc.	148,000	3,668,344
NSK, Ltd.	523,200	2,935,591
Obayashi Corp.	947,500	7,876,988
Oji Holdings Corp.	1,949,700	7,631,844
Otsuka Holdings Co., Ltd.	101,300	3,422,916
PALTAC Corp.	700	26,732
Panasonic Holdings Corp.	1,857,700	17,374,369
Resona Holdings, Inc.	2,011,020	9,964,640
Resonac Holdings Corp.	273,300	4,293,238
Ricoh Co., Ltd.	699,100	5,755,452
Rinnai Corp.	25,800	621,481
Rohm Co., Ltd.	24,700	1,846,627
Sankyo Co., Ltd.	4,300	189,160
Sankyu, Inc.	13,700	480,931
Santen Pharmaceutical Co., Ltd.	191,200	1,602,168
SBI Holdings, Inc.	225,200	4,377,809
Seiko Epson Corp.	391,700	5,957,557
Seino Holdings Co., Ltd.	119,400	1,320,577
Sekisui Chemical Co., Ltd.	31,200	442,228
Sekisui House, Ltd.	627,300	12,853,281
Sharp Corp.	282,800	2,006,278
Shimizu Corp.	501,300	3,052,016
Shinsei Bank, Ltd.	21,600	384,363
Shizuoka Financial Group, Inc.	243,800	1,828,075
Sohgo Security Services Co., Ltd.	51,800	1,443,697
Sojitz Corp.	250,160	5,239,645
Sompo Holdings, Inc.	226,960	9,422,428
Stanley Electric Co., Ltd.	142,100	3,177,722
Subaru Corp.	883,800	14,246,987
Sumitomo Chemical Co., Ltd.	2,545,000	8,560,276
Sumitomo Corp.	889,117	15,847,589
Sumitomo Electric Industries, Ltd.	1,438,700	18,215,539
Sumitomo Forestry Co., Ltd.	261,500	5,617,358
Sumitomo Heavy Industries, Ltd.	138,400	3,323,674

7

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumitomo Metal Mining Co., Ltd.	334,700	$12,312,359
Sumitomo Mitsui Financial Group, Inc.	551,727	22,483,995
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	808,000	6,633,680
Sumitomo Mitsui Trust Holdings, Inc.	295,500	10,609,918
Sumitomo Pharma Co., Ltd.	183,800	1,148,708
Sumitomo Realty & Development Co., Ltd.	414,200	9,612,397
Sumitomo Rubber Industries, Ltd.	285,300	2,600,208
Suzuken Co., Ltd.	32,200	912,804
Suzuki Motor Corp.	154,400	5,328,283
Taiheiyo Cement Corp.	153,400	2,737,576
Taisei Corp.	125,099	4,239,943
Takashimaya Co., Ltd.	58,100	855,083
Takeda Pharmaceutical Co., Ltd.	1,034,694	34,285,898
TDK Corp.	78,200	2,667,638
Teijin, Ltd.	280,200	3,113,448
THK Co., Ltd.	114,900	2,556,802
Toda Corp.	178,100	1,037,222
Tokai Carbon Co., Ltd.	79,100	713,361
Tokyo Tatemono Co., Ltd.	334,100	4,205,540
Tokyu Fudosan Holdings Corp.	1,584,100	7,992,338
Toray Industries, Inc.	2,056,000	11,591,754
Tosoh Corp.	428,700	5,701,727
Toyo Seikan Group Holdings, Ltd.	83,800	1,178,548
Toyo Tire Corp.	13,900	164,352
Toyoda Gosei Co., Ltd.	82,500	1,402,618
Toyota Boshoku Corp.	82,000	1,288,128
Toyota Motor Corp.	3,276,640	44,686,377
Toyota Tsusho Corp.	258,700	10,658,444
Tsuruha Holdings, Inc.	21,500	1,403,701
Yamada Holdings Co., Ltd.	1,260,700	4,388,586
Yamaha Motor Co., Ltd.	407,100	10,464,143
Yamazaki Baking Co., Ltd.	125,300	1,679,378
Yokohama Rubber Co., Ltd. (The)	162,900	3,516,051
Z Holdings Corp.	1,374,300	3,740,429
Zeon Corp.	176,300	1,804,885

TOTAL JAPAN		1,030,670,890

NETHERLANDS — (3.5%)
ΩABN AMRO Bank NV	309,878	4,965,643
Aegon NV	321,336	1,462,650
Aegon NV, Registered, Sponsored NVDR	836,853	3,790,944
Akzo Nobel NV	177,425	14,718,166
ArcelorMittal SA	121,802	3,457,197
ArcelorMittal SA, Sponsored NVDR	560,323	15,952,396
ASR Nederland NV	145,132	6,383,373
Coca-Cola Europacific Partners PLC	69,216	4,424,383
Heineken NV	143,628	16,498,668
ING Groep NV	1,944,756	24,046,442
JDE Peet’s NV	93,767	2,857,109
Koninklijke Ahold Delhaize NV	1,603,136	55,254,919
Koninklijke KPN NV	1,190,541	4,349,194
Koninklijke Philips NV	246,057	5,184,637
Koninklijke Philips NV, Sponsored NVDR	161,116	3,402,770
NN Group NV	268,450	10,008,342
OCI NV	62,820	1,656,845
Prosus NV	39,236	2,939,884
Randstad NV	155,847	8,468,524

TOTAL NETHERLANDS		189,822,086

8

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (0.2%)
*Auckland International Airport, Ltd.	761,091	$4,155,577
Chorus, Ltd.	198,269	1,058,062
EBOS Group, Ltd.	112,111	3,067,569
Fletcher Building, Ltd.	942,604	2,619,897
Oceania Healthcare, Ltd.	1,111	474
Ryman Healthcare, Ltd.	102,840	336,651
Summerset Group Holdings, Ltd.	154,073	774,628

TOTAL NEW ZEALAND		12,012,858

NORWAY — (0.8%)
*Adevinta ASA	66,677	511,408
Aker ASA, A Shares	24,675	1,500,197
Aker BP ASA	85,739	2,041,004
Austevoll Seafood ASA	86,774	813,270
DNB Bank ASA	650,791	11,395,280
*ΩElkem ASA	412,354	1,388,514
Frontline PLC	39,577	612,436
Golden Ocean Group, Ltd.	229,214	2,102,377
Hafnia, Ltd.	111,662	602,119
Leroy Seafood Group ASA	5,749	30,140
Norsk Hydro ASA	1,147,003	8,391,894
Orkla ASA	14,038	100,580
Schibsted ASA, Class A	22,977	405,764
Schibsted ASA, Class B	27,181	438,817
SpareBank 1 SR-Bank ASA	152,629	1,780,251
Storebrand ASA	322,224	2,472,641
Subsea 7 SA	166,252	1,891,719
TGS ASA	47,729	744,656
Wallenius Wilhelmsen ASA	145,060	1,080,036
Yara International ASA	126,256	5,063,892

TOTAL NORWAY		43,366,995

PORTUGAL — (0.1%)
*EDP Renovaveis SA	196,629	4,376,287
Galp Energia SGPS SA	179,509	2,177,968

TOTAL PORTUGAL		6,554,255

SINGAPORE — (1.1%)
CapitaLand Ascott Trust	50,838	41,154
Capitaland Investment, Ltd.	891,700	2,486,320
City Developments, Ltd.	713,700	3,717,884
Frasers Property, Ltd.	249,400	163,569
Genting Singapore, Ltd.	269,800	228,515
Hongkong Land Holdings, Ltd.	793,000	3,512,990
Keppel Corp., Ltd.	2,192,000	10,137,271
Olam Group, Ltd.	263,070	315,491
Oversea-Chinese Banking Corp., Ltd.	1,286,837	12,133,875
*Seatrium, Ltd.	41,834,416	3,888,219
Singapore Airlines, Ltd.	2,490,900	10,922,134
Singapore Land Group, Ltd.	234,001	384,111
UOL Group, Ltd.	451,807	2,346,830
Wilmar International, Ltd.	3,182,800	9,375,560

TOTAL SINGAPORE		59,653,923

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	3,064,998	22,501,917
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,503,933	11,038,868
Banco de Sabadell SA	1,857,427	1,937,400
Banco Santander SA	10,697,841	37,633,772
Banco Santander SA, Sponsored ADR	6,301,586	21,866,504

9

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
CaixaBank SA	2,010,887	$7,441,481
*Grifols SA	1,250	12,861
Mapfre SA	25,219	50,588
Repsol SA	1,475,115	21,732,623
Telefonica SA	589	2,682
#Telefonica SA, Sponsored ADR	2,274	10,256

TOTAL SPAIN		124,228,952

SWEDEN — (2.7%)
AFRY AB	35,948	674,644
Billerud AB	272,695	2,614,958
Boliden AB	417,878	14,918,904
#ΩDometic Group AB	123,002	878,753
Electrolux AB, Class B	255,635	3,851,752
#Elekta AB, Class B	8,700	72,994
Essity AB, Class B	32,045	970,668
Getinge AB, Class B	164,890	4,178,012
*Hexpol AB	464	5,460
Holmen AB, Class B	82,864	3,128,834
Husqvarna AB, B Shares	395,266	3,402,665
Loomis AB	95,276	3,046,677
*Millicom International Cellular SA	250,876	4,491,787
Saab AB, Class B	47,964	2,691,567
Securitas AB, Class B	609,509	5,454,964
#*ΩSinch AB	177,748	468,750
Skandinaviska Enskilda Banken AB, Class A	1,136,803	12,911,604
Skanska AB, Class B	452,564	7,385,918
SKF AB, Class B	688,162	12,431,833
SSAB AB, Class A	257,706	1,825,530
SSAB AB, Class B	1,095,071	7,379,298
Svenska Cellulosa AB SCA, Class A	4,705	64,218
#Svenska Cellulosa AB SCA, Class B	222,294	3,043,817
Svenska Handelsbanken AB, Class A	422,834	3,735,623
#Svenska Handelsbanken AB, Class B	10,738	117,877
Swedbank AB, Class A	409,130	7,099,870
Telefonaktiebolaget LM Ericsson, Class B	1,548,080	8,507,667
Telia Co. AB	2,087,427	5,812,173
Trelleborg AB, Class B	271,510	6,813,393
Vitrolife AB	1,942	43,622
Volvo AB, Class A	105,627	2,234,620
Volvo AB, Class B	819,036	16,832,269
#*Volvo Car AB, Class B	153,503	630,938

TOTAL SWEDEN		147,721,659

SWITZERLAND — (9.9%)
ABB, Ltd., Registered	300,316	10,837,762
*Alcon, Inc.	195,743	14,187,452
Alcon, Inc.	98,795	7,194,980
Baloise Holding AG, Registered	36,154	6,056,470
Banque Cantonale Vaudoise, Registered	4,194	442,466
Barry Callebaut AG	833	1,781,958
Cie Financiere Richemont SA, Registered	347,122	57,310,913
Credit Suisse Group AG, Registered	142,722	128,346
Credit Suisse Group AG, Sponsored ADR	416,806	373,000
*DSM-Firmenich AG	142,381	18,667,661
Holcim AG	529,363	34,983,576
Julius Baer Group, Ltd.	330,754	23,679,169
Lonza Group AG, Registered	1,550	964,429
Novartis AG, Registered	354,588	36,305,381

10

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Novartis AG, Sponsored ADR	1,042,145	$106,892,813
SIG Group AG	307,411	8,234,008
Swatch Group AG (The)	11,371	3,891,474
Swatch Group AG (The)	27,478	1,735,030
*Swiss Life Holding AG	28,544	18,818,740
Swiss Prime Site AG, Registered	11,360	1,031,915
Swiss Re AG	247,162	24,914,752
Swisscom AG, Registered	43,319	29,834,894
#UBS Group AG	1,051,246	21,287,731
UBS Group AG	1,585,681	32,183,953
Zurich Insurance Group AG	155,064	75,227,948

TOTAL SWITZERLAND		536,966,821

UNITED KINGDOM — (13.8%)
Anglo American PLC	638,031	19,607,418
Associated British Foods PLC	233,977	5,752,304
Aviva PLC	4,279,631	22,753,407
Barclays PLC	2,815,296	5,657,414
Barclays PLC, Sponsored ADR	3,170,602	25,586,758
Barratt Developments PLC	677,226	4,256,017
Bellway PLC	40,326	1,222,538
Berkeley Group Holdings PLC	35,134	1,963,788
BP PLC	1,959,881	13,164,244
BP PLC, Sponsored ADR	1,016,907	40,961,014
British American Tobacco PLC	1,455,867	53,560,447
British American Tobacco PLC, Sponsored ADR	51,448	1,906,148
BT Group PLC	9,895,227	19,756,625
*Carnival PLC	1,789	14,715
Centrica PLC	1,796,550	2,585,500
Direct Line Insurance Group PLC	2,457	5,301
*Dowlais Group PLC	895,642	1,492,717
DS Smith PLC	1,873,598	7,302,607
Glencore PLC	6,590,082	38,847,532
Haleon PLC	104,569	461,328
HSBC Holdings PLC	621,366	4,481,339
#HSBC Holdings PLC, Sponsored ADR	1,844,994	66,512,034
International Distributions Services PLC	71,325	226,989
Investec PLC	502,549	2,800,115
J Sainsbury PLC	2,552,503	8,867,559
Johnson Matthey PLC	66,923	1,651,605
Kingfisher PLC	2,541,411	8,225,303
Lloyds Banking Group PLC	59,838,210	36,251,451
#Lloyds Banking Group PLC, Sponsored ADR	2,691,955	6,514,531
*Marks & Spencer Group PLC	1,205,394	2,489,995
Melrose Industries PLC	895,642	4,604,234
Mondi PLC	110,628	1,758,957
NatWest Group PLC	1,790,580	5,896,507
#NatWest Group PLC, ADR	996,746	6,608,426
Pearson PLC	434,678	4,846,085
Phoenix Group Holdings PLC	156,059	1,160,816
Shell PLC	576,401	17,764,171
Shell PLC, ADR	3,575,546	221,612,341
Standard Chartered PLC	1,812,758	14,317,783
Taylor Wimpey PLC	2,837,625	4,572,385
Tesco PLC	6,574,582	23,228,906
Vodafone Group PLC	25,416,642	30,636,316
Vodafone Group PLC, Sponsored ADR	492,044	5,879,926

TOTAL UNITED KINGDOM		747,765,596

TOTAL COMMON STOCKS		5,249,376,537

11

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG	42,983	$4,567,359
Henkel AG & Co. KGaA	4,309	348,602
Porsche Automobil Holding SE	99,666	5,554,360
Volkswagen AG	230,319	31,448,282

TOTAL GERMANY		41,918,603

TOTAL PREFERRED STOCKS		41,918,603

TOTAL INVESTMENT SECURITIES — (98.0%) (Cost $4,619,502,135)		5,291,295,140

SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term Investment Fund	9,535,700	110,283,229

TOTAL INVESTMENTS — (100.0%)
(Cost $4,729,785,364)		$5,401,578,369

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

12

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.6%)
AUSTRALIA — (4.4%)
*A2B Australia, Ltd.	73,897	$75,206
Accent Group, Ltd.	154,338	259,066
Adairs, Ltd.	75,375	111,578
Adbri, Ltd.	213,634	223,771
AGL Energy, Ltd.	125,950	690,844
*Ainsworth Game Technology, Ltd.	23,526	15,081
*Alkane Resources, Ltd.	140,428	81,666
#*Alliance Aviation Services, Ltd.	32,754	67,101
*Allkem, Ltd.	99,223	803,253
ALS, Ltd.	188,406	1,632,304
Altium, Ltd.	36,903	930,867
Alumina, Ltd.	430,443	432,377
*AMA Group, Ltd.	1	–
AMP, Ltd.	1,546,589	1,160,044
Ampol, Ltd.	145,840	2,884,610
Ansell, Ltd.	135,962	2,404,403
ANZ Group Holdings, Ltd.	254,564	4,096,374
APA Group	116,311	790,165
#*Appen, Ltd.	69,950	145,151
#*Arafura Rare Earths, Ltd.	246,414	66,766
ARB Corp., Ltd.	27,325	576,945
#Ardent Leisure Group, Ltd.	94,000	33,855
Aristocrat Leisure, Ltd.	96,897	2,427,548
ASX, Ltd.	4,213	190,632
Atlas Arteria, Ltd.	237,900	1,028,196
AUB Group, Ltd.	17,472	317,179
*Audinate Group, Ltd.	1,858	10,744
*Aurelia Metals, Ltd.	173,037	15,437
Aurizon Holdings, Ltd.	962,998	2,176,482
*Aussie Broadband, Ltd.	229	501
Austal, Ltd.	111,183	121,602
Austin Engineering, Ltd.	124,696	32,138
*Australian Agricultural Co., Ltd.	172,205	174,686
Australian Clinical Labs, Ltd.	31,826	74,244
Australian Ethical Investment, Ltd.	3,763	8,057
#*Australian Strategic Materials, Ltd.	15,267	10,644
Auswide Bank, Ltd.	4,503	15,712
AVJennings, Ltd.	44,901	13,501
#Baby Bunting Group, Ltd.	50,482	72,060
#Bank of Queensland, Ltd.	270,110	1,035,315
Bapcor, Ltd.	156,501	677,426
Beach Energy, Ltd.	1,067,109	1,036,644
Beacon Lighting Group, Ltd.	13,064	15,799
Bega Cheese, Ltd.	150,328	375,522
Bell Financial Group, Ltd.	70,162	44,976
Bendigo & Adelaide Bank, Ltd.	199,781	1,140,700
BHP Group, Ltd.	179,929	5,287,440
BHP Group, Ltd.	329,932	9,680,796
#BHP Group, Ltd., Sponsored ADR	228,072	13,465,371
Blackmores, Ltd.	5,379	337,520
BlueScope Steel, Ltd.	286,708	3,764,795
*Boral, Ltd.	13,012	35,428
#*Boss Energy, Ltd.	31,402	54,578

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Brambles, Ltd.	320,714	$3,020,205
*»Bravura Solutions, Ltd.	57,878	17,212
#Bravura Solutions, Ltd.	112,784	33,540
Breville Group, Ltd.	35,222	478,332
Brickworks, Ltd.	35,999	594,750
Capitol Health, Ltd.	161,487	29,348
*Capricorn Metals, Ltd.	63,212	185,058
carsales.com, Ltd.	130,799	2,053,783
Cedar Woods Properties, Ltd.	30,298	98,110
Challenger, Ltd.	226,195	901,372
Champion Iron, Ltd.	148,070	633,104
*City Chic Collective, Ltd.	11,057	3,544
*Clean Seas Seafood, Ltd.	31,282	11,163
Cleanaway Waste Management, Ltd.	641,939	1,026,627
Clinuvel Pharmaceuticals, Ltd.	10,982	146,746
Clover Corp., Ltd.	13,880	11,191
Cochlear, Ltd.	7,893	1,286,498
#Codan, Ltd.	57,506	277,041
Coles Group, Ltd.	144,322	1,735,832
Collins Foods, Ltd.	69,507	396,868
Commonwealth Bank of Australia	132,662	8,710,875
Computershare, Ltd.	107,768	1,595,297
*Cooper Energy, Ltd.	1,385,641	155,669
#*Core Lithium, Ltd.	36,199	23,444
#Corporate Travel Management, Ltd.	21,138	292,233
Costa Group Holdings, Ltd.	139,711	229,897
CSL, Ltd.	43,519	8,644,555
CSR, Ltd.	484,444	1,680,763
Data#3, Ltd.	67,500	338,570
*De Grey Mining, Ltd.	141,167	150,664
*Deep Yellow, Ltd.	34,516	12,203
Dicker Data, Ltd.	28,750	154,846
Domain Holdings Australia, Ltd.	77,748	171,095
Domino’s Pizza Enterprises, Ltd.	16,974	565,576
Downer EDI, Ltd.	598,540	1,404,188
Eagers Automotive, Ltd.	68,443	640,013
Earlypay, Ltd.	68,079	12,147
Elders, Ltd.	77,227	413,898
Emeco Holdings, Ltd.	133,359	60,369
#*EML Payments, Ltd.	295,992	140,837
Endeavour Group, Ltd.	128,782	577,868
*»Energy World Corp., Ltd.	283,308	6,553
Enero Group, Ltd.	13,160	15,828
EQT Holdings, Ltd.	6,936	123,759
Estia Health, Ltd.	216,332	375,993
Evolution Mining, Ltd.	515,395	1,212,534
EVT, Ltd.	51,105	405,611
*FleetPartners Group, Ltd.	172,174	237,803
*Fleetwood, Ltd.	53,000	52,888
*»Flight Centre Travel Group, Ltd.	2,569	33,394
#*Flight Centre Travel Group, Ltd.	41,677	541,757
Fortescue Metals Group, Ltd.	314,632	4,353,948
#*Frontier Digital Ventures, Ltd.	13,262	4,382
G8 Education, Ltd.	491,625	396,367
Gold Road Resources, Ltd.	460,722	570,879
GR Engineering Services, Ltd.	22,923	27,571
GrainCorp., Ltd., Class A	118,445	532,267
Grange Resources, Ltd.	258,158	104,921

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
GUD Holdings, Ltd.	81,882	$516,768
GWA Group, Ltd.	111,487	129,670
Hansen Technologies, Ltd.	69,080	205,889
#Harvey Norman Holdings, Ltd.	281,344	671,195
Healius, Ltd.	547,395	1,081,622
Helia Group, Ltd.	200,881	419,498
Helloworld Travel, Ltd.	11,322	22,596
Horizon Oil, Ltd.	135,680	14,346
HT&E, Ltd.	132,489	100,689
HUB24, Ltd.	5,916	110,603
IDP Education, Ltd.	42,506	791,018
IGO, Ltd.	234,305	2,129,060
Iluka Resources, Ltd.	190,384	1,380,196
*Image Resources NL	77,298	5,874
Imdex, Ltd.	239,819	329,648
Incitec Pivot, Ltd.	997,886	2,103,659
Infomedia, Ltd.	138,360	137,153
Inghams Group, Ltd.	222,380	412,958
Insignia Financial, Ltd.	372,034	730,202
Insurance Australia Group, Ltd.	240,398	791,159
Integral Diagnostics, Ltd.	53,820	112,392
InvoCare, Ltd.	50,523	370,609
IPH, Ltd.	60,688	325,659
IRESS, Ltd.	80,145	545,528
IVE Group, Ltd.	53,827	84,661
James Hardie Industries PLC	61,735	1,366,313
#James Hardie Industries PLC, Sponsored ADR	6,180	137,567
JB Hi-Fi, Ltd.	59,959	1,761,286
Johns Lyng Group, Ltd.	34,538	154,293
Jumbo Interactive, Ltd.	8,083	69,815
Jupiter Mines, Ltd.	94,130	15,551
*Karoon Energy, Ltd.	311,815	438,915
#Kelsian Group, Ltd.	29,396	118,501
Lendlease Corp., Ltd.	127,695	628,686
Lifestyle Communities, Ltd.	28,536	319,456
Link Administration Holdings, Ltd.	214,391	300,363
Lottery Corp., Ltd. (The)	390,184	1,299,582
Lovisa Holdings, Ltd.	28,468	499,488
*Lynas Rare Earths, Ltd.	198,901	845,185
#MA Financial Group, Ltd.	17,044	51,925
Macmahon Holdings, Ltd.	265,071	23,648
Macquarie Group, Ltd.	31,077	3,750,106
*Macquarie Telecom Group, Ltd.	931	37,814
Mader Group, Ltd.	7,091	23,009
Magellan Financial Group, Ltd.	12,107	64,968
McMillan Shakespeare, Ltd.	51,369	521,769
McPherson’s, Ltd.	58,842	22,943
Medibank Pvt, Ltd.	574,960	1,352,668
#*Mesoblast, Ltd.	120,549	68,512
*»Mesoblast, Ltd. Placement	13,509	7,678
*Metals X, Ltd.	161,682	29,383
Metcash, Ltd.	459,149	1,183,374
Michael Hill International, Ltd.	12,057	7,968
Mineral Resources, Ltd.	149,696	7,288,925
*MMA Offshore, Ltd.	174,454	138,346
Monadelphous Group, Ltd.	42,239	345,292
Monash IVF Group, Ltd.	183,046	139,716
*Mount Gibson Iron, Ltd.	289,236	90,792

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Myer Holdings, Ltd.	583,822	$337,592
MyState, Ltd.	48,781	115,086
*Nanosonics, Ltd.	12,396	46,694
National Australia Bank, Ltd.	402,869	7,678,259
Netwealth Group, Ltd.	55,978	501,997
New Hope Corp., Ltd.	197,764	693,977
Newcrest Mining, Ltd.	4,138	78,787
Newcrest Mining, Ltd.	161,559	3,087,686
Newcrest Mining, Ltd.	15,013	285,029
*NEXTDC, Ltd.	85,672	649,957
nib holdings, Ltd.	253,565	1,293,631
#Nick Scali, Ltd.	30,042	192,775
Nickel Industries, Ltd.	493,661	309,925
Nine Entertainment Co. Holdings, Ltd.	1,075,361	1,463,947
Northern Star Resources, Ltd.	335,905	2,987,894
NRW Holdings, Ltd.	263,549	419,742
Nufarm, Ltd.	128,015	471,216
Objective Corp., Ltd.	6,529	55,660
*OFX Group, Ltd.	88,684	83,515
*Omni Bridgeway, Ltd.	92,505	139,992
oOh!media, Ltd.	206,499	224,485
Orica, Ltd.	122,357	1,309,928
Origin Energy, Ltd.	346,686	1,910,759
Orora, Ltd.	513,944	1,164,967
»OZ Minerals, Ltd.	145,944	2,796,971
Pact Group Holdings, Ltd.	32,796	21,673
*Paladin Energy, Ltd.	298,722	129,304
*Panoramic Resources, Ltd.	89,646	8,886
Peet, Ltd.	105,911	79,440
PeopleIN, Ltd.	15,662	32,086
*Perenti, Ltd.	318,890	243,403
Perpetual, Ltd.	42,490	688,788
Perseus Mining, Ltd.	888,037	1,308,698
*PEXA Group, Ltd.	48,306	424,577
Pilbara Minerals, Ltd.	401,740	1,125,679
#Pinnacle Investment Management Group, Ltd.	2,141	11,630
Platinum Asset Management, Ltd.	57,251	66,399
*PolyNovo, Ltd.	17,046	18,362
#Praemium, Ltd.	68,361	30,946
Premier Investments, Ltd.	37,330	642,396
Pro Medicus, Ltd.	16,130	654,922
Propel Funeral Partners, Ltd.	8,603	25,015
PSC Insurance Group, Ltd.	10,069	31,141
PWR Holdings, Ltd.	24,872	165,024
*Qantas Airways, Ltd.	79,473	346,631
QBE Insurance Group, Ltd.	272,100	2,756,604
Qube Holdings, Ltd.	302,712	614,146
Ramelius Resources, Ltd.	1,726,277	1,500,168
Ramsay Health Care, Ltd.	18,111	774,014
REA Group, Ltd.	6,926	644,861
*ReadyTech Holdings, Ltd.	8,760	17,888
*»Red 5, Ltd.	29,604	3,326
#*Red 5, Ltd.	186,476	20,950
*»Red 5, Ltd. Placement T1	32,413	3,641
*»Red 5, Ltd. Placement T2	13,437	1,510
Reece, Ltd.	14,794	178,228
Regis Healthcare, Ltd.	29,909	42,100
Regis Resources, Ltd.	704,132	991,145

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
#*Reject Shop, Ltd. (The)	13,159	$41,915
Reliance Worldwide Corp., Ltd.	325,504	877,648
#*Resolute Mining, Ltd.	793,676	251,761
*Retail Food Group, Ltd.	299,647	14,258
*»Retail Food Group, Ltd.	43,834	2,086
Ridley Corp., Ltd.	125,018	178,455
Rio Tinto, Ltd.	71,002	5,266,967
*RPMGlobal Holdings, Ltd.	29,273	27,083
*<»Salmat, Ltd.	11,000	—
*Sandfire Resources, Ltd.	393,962	1,694,880
Santos, Ltd.	666,755	3,115,225
SEEK, Ltd.	73,748	1,190,144
#Select Harvests, Ltd.	60,540	176,835
Servcorp, Ltd.	17,667	37,011
Service Stream, Ltd.	282,904	124,327
Seven Group Holdings, Ltd.	44,043	690,100
*Seven West Media, Ltd.	458,287	116,601
SG Fleet Group, Ltd.	39,400	52,596
Shaver Shop Group, Ltd.	23,118	16,423
*Sierra Rutile Holdings, Ltd.	190,384	28,308
Sigma Healthcare, Ltd.	456,334	211,098
*Silver Lake Resources, Ltd.	1,010,769	848,319
#*Silver Mines, Ltd.	83,527	12,144
Sims, Ltd.	86,301	892,553
SmartGroup Corp., Ltd.	39,787	176,691
Sonic Healthcare, Ltd.	190,800	4,468,644
South32, Ltd.	1,197,457	3,355,285
South32, Ltd., Sponsored ADR	41,219	580,363
Southern Cross Electrical Engineering, Ltd.	32,006	13,537
#Southern Cross Media Group, Ltd.	136,248	75,183
*<»SpeedCast International, Ltd.	148,941	—
#*St Barbara, Ltd.	1,881,835	752,386
*»Star Entertainment GRP, Ltd.	362,449	304,197
Steadfast Group, Ltd.	307,738	1,205,978
*Strike Energy, Ltd.	245,472	77,055
Suncorp Group, Ltd.	166,866	1,376,214
Sunland Group, Ltd.	21,844	20,787
Super Retail Group, Ltd.	109,239	975,297
*Superloop, Ltd.	184,909	75,151
*Syrah Resources, Ltd.	298,396	227,761
Tabcorp Holdings, Ltd.	958,394	665,024
Technology One, Ltd.	132,908	1,326,269
Telstra Corp., Ltd.	806,690	2,329,656
Telstra Group, Ltd., ADR	600	8,676
»Ten Sixty Four, Ltd.	96,557	36,372
Terracom, Ltd.	235,917	99,780
TPG Telecom, Ltd.	84,086	298,402
Transurban Group	122,980	1,218,259
Treasury Wine Estates, Ltd.	91,707	844,223
#*Tuas, Ltd.	100,097	102,531
#*Tyro Payments, Ltd.	37,623	39,284
United Malt Grp, Ltd.	174,194	506,512
ΩViva Energy Group, Ltd.	260,585	533,844
*Webjet, Ltd.	68,149	333,269
Wesfarmers, Ltd.	104,631	3,593,493
*West African Resources, Ltd.	448,220	288,802
*Westgold Resources, Ltd.	505,184	509,123
Westpac Banking Corp.	248,141	3,684,727

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Whitehaven Coal, Ltd.	464,971	$2,212,392
WiseTech Global, Ltd.	5,949	269,537
Woodside Energy Group, Ltd.	266,214	5,925,249
Woodside Energy Group, Ltd.	32,481	737,713
Woodside Energy Group, Ltd., Sponsored ADR	64,575	1,469,719
Woolworths Group, Ltd.	85,045	2,182,327
Worley, Ltd.	96,350	957,642
*Xero, Ltd.	4,698	289,791
#Yancoal Australia, Ltd.	58,794	216,029

TOTAL AUSTRALIA		247,795,338

AUSTRIA — (0.4%)
*Addiko Bank AG	727	11,156
Agrana Beteiligungs AG	6,488	122,125
ANDRITZ AG	46,144	2,997,984
AT&S Austria Technologie & Systemtechnik AG	21,258	650,085
ΩBAWAG Group AG	33,750	1,645,396
*»CA Immobilien Anla	10,074	—
*CA Immobilien Anlagen AG	11,702	339,769
*DO & CO AG	3,256	381,748
Erste Group Bank AG	68,591	2,492,084
*Kapsch TrafficCom AG	317	4,322
*Lenzing AG	5,294	346,582
Mayr Melnhof Karton AG	2,813	449,061
Oesterreichische Post AG	12,355	477,396
OMV AG	64,747	3,062,223
Palfinger AG	4,858	160,092
POLYTEC Holding AG	5,223	26,726
Porr AG	871	13,327
Raiffeisen Bank International AG	61,186	939,608
Rosenbauer International AG	731	25,744
Schoeller-Bleckmann Oilfield Equipment AG	2,634	165,752
Semperit AG Holding	2,415	63,588
Telekom Austria AG	93,887	733,848
UBM Development AG	887	28,985
UNIQA Insurance Group AG	61,754	554,273
Verbund AG	3,181	284,106
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,578	546,593
voestalpine AG	96,430	3,340,664
Wienerberger AG	66,608	2,007,506
Zumtobel Group AG	2,071	16,279

TOTAL AUSTRIA		21,887,022

BELGIUM — (0.8%)
Ackermans & van Haaren NV	16,629	2,929,994
Ageas SA	88,597	3,950,577
*AGFA-Gevaert NV	76,713	215,538
Anheuser-Busch InBev SA	107,936	7,042,413
Anheuser-Busch InBev SA, Sponsored ADR	8,388	544,968
*Argenx SE	949	365,330
*Argenx SE, Sponsored ADR	300	116,364
*Atenor	1,729	85,515
Barco NV	11,479	335,575
Bekaert SA	23,235	1,082,487
#*ΩBiocartis Group NV	3,606	2,389
bpost SA	22,412	110,303
*Cie d’Entreprises CFE	5,218	56,455
Deceuninck NV	30,852	80,042
*Deme Group NV	5,218	690,126

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
D’ieteren Group	10,151	$1,910,737
*Econocom Group SA	64,162	220,650
Elia Group SA	8,085	1,110,371
#Etablissements Franz Colruyt NV	28,887	802,062
#Euronav NV	91,996	1,582,331
Euronav NV	24,745	423,435
EVS Broadcast Equipment SA	6,891	168,129
Exmar NV	17,952	235,449
Fagron	32,025	596,093
*Greenyard NV	2,603	17,817
Immobel SA	1,348	67,266
Ion Beam Applications	7,969	146,219
Jensen-Group NV	589	19,768
KBC Group NV	80,990	5,792,153
*Kinepolis Group NV	7,865	398,547
Lotus Bakeries NV	212	1,465,136
Melexis NV	10,413	992,672
#*Ontex Group NV	46,295	397,377
*Orange Belgium SA	17,025	276,670
Proximus SADP	28,296	241,475
Recticel SA	24,571	350,472
Roularta Media Group NV	1,508	29,218
*Shurgard Self Storage, Ltd.	7,928	410,710
Sipef NV	2,502	163,246
Solvay SA, Class A	61,437	7,382,885
Telenet Group Holding NV	2,635	61,206
TER Beke SA	309	30,975
*Tessenderlo Group SA	17,329	574,891
UCB SA	22,348	2,082,820
Umicore SA	66,035	2,169,576
*Unifiedpost Group SA	491	2,198
Van de Velde NV	2,888	112,867
VGP NV	829	86,945
Viohalco SA	20,959	112,570

TOTAL BELGIUM		48,043,012

BRAZIL — (1.2%)
*3R PETROLEUM OLEO E GAS SA	33,969	215,037
AES Brasil Energia SA	54,267	115,848
Aliansce Sonae Shopping Centers sa	130,908	487,746
*Alliar Medicos A Frente SA	17,249	78,783
*Alper Consultoria e Corretora de Seguros SA	3,600	19,717
Alupar Investimento SA	38,634	208,813
Ambev SA, Sponsored ADR	100,599	281,677
*Ambipar Participacoes e Empreendimentos S/A	12,100	49,582
*Anima Holding SA	107,510	49,641
Arezzo Industria e Comercio SA	7,364	97,709
Atacadao SA	162,110	348,338
Auren Energia SA	63,830	201,333
B3 SA - Brasil Bolsa Balcao	221,014	515,995
Banco ABC Brasil SA, Preference	45,826	153,155
ΩBanco BMG SA, Preference	66,800	27,773
Banco Bradesco SA	138,802	344,588
#Banco Bradesco SA, Sponsored ADR	248,026	694,473
Banco BTG Pactual SA	154,174	721,740
Banco do Brasil SA	96,584	827,446
Banco Santander Brasil SA	44,359	238,249
BB Seguridade Participacoes SA	92,250	632,659
Bemobi Mobile Tech SA	12,000	32,789

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Boa Vista Servicos SA	72,900	$109,579
BR Properties SA	—	5
BrasilAgro - Co. Brasileira de Propriedades Agricolas	23,306	112,551
*Braskem SA, Sponsored ADR	23,641	185,818
*BRF SA	375,418	475,759
*C&A MODAS SA	27,471	15,265
Caixa Seguridade Participacoes S/A	104,350	197,318
Camil Alimentos SA	54,561	78,523
CCR SA	426,050	1,155,641
Centrais Eletricas Brasileiras SA	45,438	307,440
Cia Brasileira de Aluminio	61,780	65,203
*Cia Brasileira de Distribuicao	85,261	255,637
*Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,000	304,285
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	26,028	240,759
Cia de Saneamento de Minas Gerais-COPASA	48,755	166,062
Cia de Saneamento do Parana	102,902	390,805
Cia de Saneamento do Parana	59,700	44,033
Cia Energetica de Minas Gerais	48,003	193,822
Cia Paranaense de Energia	40,400	57,416
Cia Siderurgica Nacional SA	469,566	1,333,746
Cia Siderurgica Nacional SA, Sponsored ADR	208,061	592,974
Cielo SA	502,927	548,883
*Clear Sale SA	10,000	11,693
*Cogna Educacao SA	3,645,915	1,486,686
*Construtora Tenda SA	31,344	36,589
Cosan SA	249,253	746,337
CPFL Energia SA	15,500	102,675
CSU Digital SA	18,186	41,804
Cury Construtora e Incorporadora S/A	28,500	70,526
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	166,692	514,785
Dexco SA	199,793	235,222
Diagnosticos da America SA	2,800	4,729
Dimed SA Distribuidora da Medicamentos	21,200	43,986
Direcional Engenharia SA	31,936	100,222
EcoRodovias Infraestrutura e Logistica SA	85,660	105,644
EDP - Energias do Brasil SA	72,282	325,084
*Embraer SA	408,900	1,587,263
*Embraer SA, Sponsored ADR	111,596	1,724,158
Empreendimentos Pague Menos S/A	21,600	12,694
*Enauta Participacoes SA	58,200	134,365
Energisa SA	68,145	569,368
*Eneva SA	227,357	515,806
Engie Brasil Energia SA	32,075	264,340
Equatorial Energia SA	267,291	1,460,715
Eternit SA	27,100	50,702
Even Construtora e Incorporadora SA	78,516	79,256
Ez Tec Empreendimentos e Participacoes SA	47,833	138,923
Fleury SA	75,200	218,256
Fras-Le SA	11,417	21,406
*Gafisa S/A	—	—
Gerdau SA, Sponsored ADR	478,012	2,385,280
ΩGPS Participacoes e Empreendimentos SA	21,500	54,106
Grendene SA	71,595	116,920
GRUPO DE MODA SOMA SA	72,494	121,721
*Grupo Mateus SA	159,558	175,733
Grupo SBF SA	23,150	35,538
Guararapes Confeccoes SA	49,064	41,484
*ΩHapvida Participacoes e Investimentos SA	442,987	244,390

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*Hidrovias do Brasil SA	219,812	$112,480
Hypera SA	60,074	447,296
Instituto Hermes Pardini SA	30,400	123,050
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,600	20,753
*International Meal Co. Alimentacao SA	93,106	39,082
Iochpe Maxion SA	83,998	190,567
Irani Papel e Embalagem SA	39,500	68,533
*IRB-Brasil Resseguros SA	6,550	41,202
Itau Unibanco Holding SA	21,503	94,946
Jalles Machado SA	37,065	58,233
JBS SA	564,160	2,018,542
JHSF Participacoes SA	167,964	130,266
JSL SA	20,425	29,395
Kepler Weber SA	62,200	89,641
Klabin SA	527,574	2,017,348
Lavvi Empreendimentos Imobiliarios, Ltd.	41,900	45,226
Localiza Rent a Car SA	200,841	2,328,830
*ΩLocaweb Servicos de Internet SA	33,500	35,222
LOG Commercial Properties e Participacoes SA	12,060	39,510
*Log-in Logistica Intermodal SA	12,719	98,313
*Lojas Quero Quero S/A	7,500	6,161
Lojas Renner SA	170,750	540,628
LPS Brasil Consultoria de Imoveis SA	13,200	4,591
M Dias Branco SA	23,437	133,983
*Magazine Luiza SA	307,772	205,475
Mahle-Metal Leve SA	24,438	140,438
Marcopolo SA	81,500	45,451
*ΩMeliuz SA	109,700	18,858
Melnick Even Desenvolvimento Imobiliario SA	13,700	9,502
Mills Estruturas e Servicos de Engenharia SA	70,257	128,497
Minerva SA	121,484	207,619
ΩMitre Realty Empreendimentos E Participacoes, Ltd.	6,000	4,366
*Moura Dubeux Engenharia S/A	26,200	29,170
Movida Participacoes SA	81,168	139,692
MRV Engenharia e Participacoes SA	156,121	224,686
*Natura & Co. Holding SA	309,606	684,458
Neoenergia SA	20,900	64,544
Odontoprev SA	141,199	282,237
*Omega Energia SA	63,661	117,578
*Orizon Valorizacao de Residuos SA	3,600	24,682
*Petro Rio SA	226,525	1,573,452
Petroleo Brasileiro SA	863,916	4,605,503
Petroleo Brasileiro SA, Sponsored ADR	19,287	204,828
Petroleo Brasileiro SA, Sponsored ADR	89,949	853,616
Petroreconcavo SA	51,400	202,195
Porto Seguro SA	136,184	684,071
Portobello SA	22,113	26,653
Positivo Tecnologia SA	50,624	75,791
Qualicorp Consultoria e Corretora de Seguros SA	134,203	106,497
Raia Drogasil SA	163,950	861,230
ΩRede D’Or Sao Luiz SA	89,035	407,014
Romi SA	22,385	67,027
Rumo SA	151,577	596,873
Santos Brasil Participacoes SA	19,300	32,637
Sao Carlos Empreendimentos E Participacoes SA	3,800	12,449
Sao Martinho SA	122,929	771,555
Sendas Distribuidora SA	283,450	696,323
#Sendas Distribuidora SA, ADR	2,880	35,338

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
SIMPAR SA	100,100	$153,466
Sinqia SA	7,260	23,103
SLC Agricola SA	59,550	517,790
Suzano SA	154,626	1,230,122
Suzano SA, Sponsored ADR	10,562	84,179
Tegma Gestao Logistica SA	19,812	74,609
Telefonica Brasil SA	27,800	228,497
#Telefonica Brasil SA, ADR	6,194	50,605
TIM SA	398,683	1,115,677
#TIM SA, ADR	6,220	86,582
TOTVS SA	33,995	174,363
Transmissora Alianca de Energia Eletrica SA	128,678	938,043
Trisul SA	43,531	30,628
Tupy SA	65,500	291,964
Ultrapar Participacoes SA	145,484	419,918
#Ultrapar Participacoes SA, Sponsored ADR	58,044	166,586
Unipar Carbocloro SA	11,411	143,127
Usinas Siderurgicas de Minas Gerais SA Usiminas	39,460	55,607
Vale SA	616,919	8,927,898
Vale SA, Sponsored ADR	213,188	3,072,039
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,652	106,511
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	25,198	61,549
*Via S/A	567,772	208,821
Vibra Energia SA	433,633	1,144,139
Vivara Participacoes SA	12,800	54,523
Vulcabras Azaleia SA	41,656	110,825
WEG SA	57,514	472,726
Wilson Sons Holdings Brasil SA	28,713	57,393
*Wiz Co.	29,400	34,731
*XP, Inc.	4,889	70,830
*YDUQS Participacoes SA	204,617	332,109
*Zamp SA	132,780	111,472

TOTAL BRAZIL		70,357,556

CANADA — (7.5%)
*5N Plus, Inc.	24,500	55,095
Absolute Software Corp.	10,603	82,632
Acadian Timber Corp.	4,453	51,743
ADENTRA, Inc.	4,700	90,167
*Advantage Energy, Ltd.	175,214	984,392
Aecon Group, Inc.	36,530	341,248
Africa Oil Corp.	35,646	68,858
Ag Growth International, Inc.	11,375	497,085
AGF Management, Ltd., Class B	52,960	293,637
Agnico Eagle Mines, Ltd.	93,764	5,313,478
Agnico Eagle Mines, Ltd.	62,428	3,541,540
*Aimia, Inc.	32,511	84,615
*Air Canada	46,870	655,205
AirBoss of America Corp.	7,393	39,192
Alamos Gold, Inc.	188,137	2,428,872
Alamos Gold, Inc.	188,060	2,431,616
Algoma Central Corp.	4,700	54,059
Algonquin Power & Utilities Corp.	67,858	576,365
Algonquin Power & Utilities Corp.	18,241	155,413
Alimentation Couche-Tard, Inc.	81,143	4,045,484
AltaGas, Ltd.	98,422	1,719,827
Altius Minerals Corp.	7,200	112,807
Altus Group, Ltd.	8,065	319,912
Amerigo Resources, Ltd.	48,600	57,691

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Andlauer Healthcare Group, Inc.	622	$23,623
Andrew Peller, Ltd., Class A	11,100	36,091
ARC Resources, Ltd.	403,953	5,012,556
*Argonaut Gold, Inc.	115,969	53,012
*Aritzia, Inc.	48,087	1,526,673
Atco, Ltd., Class I	18,990	626,839
*ATS Corp.	23,866	1,021,999
*AutoCanada, Inc.	14,210	215,303
B2Gold Corp.	439,752	1,728,141
B2Gold Corp.	251,886	992,431
Badger Infrastructure Solutions, Ltd.	13,713	300,184
#*Ballard Power Systems, Inc.	56,088	247,909
*Ballard Power Systems, Inc.	23,786	105,049
Bank of Montreal	37,058	3,336,941
Bank of Montreal	68,001	6,133,010
Bank of Nova Scotia (The)	132,158	6,596,006
Bank of Nova Scotia (The)	72,469	3,613,565
Barrick Gold Corp.	36,529	699,028
Barrick Gold Corp.	240,266	4,574,665
*Bausch Health Cos., Inc.	65,866	485,432
*Bausch Health Cos., Inc.	34,276	251,959
*Baytex Energy Corp.	283,124	1,064,611
BCE, Inc.	10,344	496,646
#BCE, Inc.	9,177	441,138
Birchcliff Energy, Ltd.	141,041	853,754
Bird Construction, Inc.	18,724	118,311
Black Diamond Group, Ltd.	26,016	131,394
*BlackBerry, Ltd.	55,808	217,257
*Bombardier, Inc., Class A	300	13,088
*Bombardier, Inc., Class B	24,073	1,038,673
Boralex, Inc., Class A	30,309	882,700
Boyd Group Services, Inc.	5,777	962,407
Brookfield Asset Management, Ltd., Class A	2,362	79,099
#Brookfield Asset Management, Ltd., Class A	4,465	149,784
Brookfield Corp.	9,384	304,152
#Brookfield Corp.	53,978	1,752,126
Brookfield Infrastructure Corp., Class A	1,009	42,983
Brookfield Infrastructure Corp., Class A	31,522	1,341,712
Brookfield Reinsurance, Ltd.	115	3,738
Brookfield Reinsurance, Ltd.	65	2,106
BRP, Inc.	9,248	690,174
BRP, Inc.	1,754	131,147
*CAE, Inc.	24,055	541,719
*CAE, Inc.	27,756	623,963
Calian Group, Ltd.	2,100	97,251
*Calibre Mining Corp.	8,694	9,936
Cameco Corp.	37,654	1,035,108
Canaccord Genuity Group, Inc.	55,974	446,125
Canacol Energy, Ltd.	10,801	80,034
*Canada Goose Holdings, Inc.	500	9,791
#*Canada Goose Holdings, Inc.	28,660	562,309
#Canadian Imperial Bank of Commerce	49,154	2,062,010
Canadian Imperial Bank of Commerce	126,135	5,282,362
#Canadian National Railway Co.	72,842	8,687,865
Canadian National Railway Co.	2,426	288,873
Canadian Natural Resources, Ltd.	368	22,401
Canadian Natural Resources, Ltd.	322,923	19,688,615
*Canadian Pacific Kansas City, Ltd.	19,709	1,551,958

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Canadian Pacific Kansas City, Ltd.	10,838	$854,468
Canadian Tire Corp., Ltd., Class A	29,136	3,815,413
Canadian Utilities, Ltd., Class A	26,662	770,000
Canadian Utilities, Ltd., Class B	600	17,474
Canadian Western Bank	50,934	912,553
*Canfor Corp.	30,104	451,904
*Canfor Pulp Products, Inc.	15,063	21,990
Capital Power Corp.	37,936	1,235,165
*Capstone Copper Corp.	216,077	1,014,827
Cardinal Energy, Ltd.	75,282	405,190
Cascades, Inc.	49,084	399,534
CCL Industries, Inc.	34,299	1,611,140
*Celestica, Inc.	55,302	600,580
*Celestica, Inc.	5,600	60,695
Cenovus Energy, Inc.	130,052	2,180,478
Cenovus Energy, Inc.	177,210	2,977,128
Centerra Gold, Inc.	86,596	584,841
CES Energy Solutions Corp.	101,824	201,951
*CGI, Inc.	20,125	2,040,876
*CGI, Inc.	27,460	2,784,063
CI Financial Corp.	107,327	1,055,624
Cogeco Communications, Inc.	7,727	374,073
Cogeco, Inc.	4,473	190,192
*Colabor Group, Inc.	23,800	13,512
Colliers International Group, Inc.	9,563	1,018,459
Computer Modelling Group, Ltd.	39,717	207,619
Conifex Timber, Inc.	10,794	12,176
Constellation Software, Inc.	1,768	3,456,770
*Copper Mountain Mining Corp.	97,704	183,695
Corby Spirit and Wine, Ltd.	5,700	65,393
Corus Entertainment, Inc., Class B	200,457	209,872
Crescent Point Energy Corp.	312,310	2,311,094
Crescent Point Energy Corp.	53,200	393,028
*Crew Energy, Inc.	145,698	494,146
#*Cronos Group, Inc.	39,140	73,192
*Denison Mines Corp.	135,070	148,385
*Descartes Systems Group, Inc. (The)	3,518	278,473
*Descartes Systems Group, Inc. (The)	2,175	172,217
Dexterra Group, Inc.	9,391	33,650
Dollarama, Inc.	49,326	3,052,008
Doman Building Materials Group, Ltd.	34,600	156,635
#*Dorel Industries, Inc., Class B	16,650	48,736
DREAM Unlimited Corp.	23,830	396,903
Dundee Precious Metals, Inc.	68,310	500,628
Dye & Durham, Ltd.	4,340	46,142
Dynacor Group, Inc.	10,800	24,287
E-L Financial Corp., Ltd.	384	259,766
*Eldorado Gold Corp.	38,321	423,447
*Eldorado Gold Corp.	45,395	501,042
Emera, Inc.	33,804	1,436,851
Empire Co., Ltd., Class A	75,030	2,012,528
Enbridge, Inc.	72,636	2,888,007
Enbridge, Inc.	56,153	2,230,305
Endeavour Mining PLC	75,909	1,952,154
*Endeavour Silver Corp.	13,294	51,847
Enerflex, Ltd.	105,956	642,158
*Energy Fuels, Inc.	31,800	180,535
Enerplus Corp.	49,189	735,867

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Enerplus Corp.	82,000	$1,224,891
Enghouse Systems, Ltd.	19,482	535,637
*Ensign Energy Services, Inc.	49,359	96,440
EQB, Inc.	17,266	765,086
*Equinox Gold Corp.	99,613	496,073
*ERO Copper Corp.	25,908	509,640
*ERO Copper Corp.	122	2,402
Evertz Technologies, Ltd.	9,665	84,514
Exchange Income Corp.	10,749	413,777
Exco Technologies, Ltd.	21,940	119,058
Extendicare, Inc.	48,839	232,978
Fairfax Financial Holdings, Ltd.	7,977	5,568,549
Fiera Capital Corp.	22,410	122,765
Finning International, Inc.	145,237	3,759,693
First Majestic Silver Corp.	524	3,697
First Majestic Silver Corp.	67,284	475,025
First Quantum Minerals, Ltd.	166,390	4,038,604
FirstService Corp.	2,400	360,628
FirstService Corp., Class WI	7,966	1,200,795
Fortis, Inc.	28,217	1,239,008
Fortis, Inc.	23,780	1,043,038
#*Fortuna Silver Mines, Inc.	68,299	255,813
*Fortuna Silver Mines, Inc.	40,000	149,200
Franco-Nevada Corp.	3,934	597,102
*Frontera Energy Corp.	8,419	79,578
#*Galiano Gold, Inc.	70,680	43,774
Gamehost, Inc.	9,498	62,956
*GDI Integrated Facility Services, Inc.	1,300	42,193
Gear Energy, Ltd.	54,000	41,805
George Weston, Ltd.	20,810	2,791,237
GFL Environmental, Inc.	8,280	300,564
Gibson Energy, Inc.	73,154	1,239,999
Gildan Activewear, Inc.	51,209	1,668,389
Gildan Activewear, Inc.	14,736	479,357
*GoGold Resources, Inc.	16,500	21,533
#*GoldMoney, Inc.	16,200	24,725
Great-West Lifeco, Inc.	36,726	1,043,048
Hammond Power Solutions, Inc.	1,000	29,300
Headwater Exploration, Inc.	101,347	464,778
*Heroux-Devtek, Inc.	13,891	131,915
High Liner Foods, Inc.	12,787	137,364
Home Capital Group, Inc.	42,137	1,352,994
Hudbay Minerals, Inc.	5,340	26,753
Hudbay Minerals, Inc.	127,861	640,106
ΩHydro One, Ltd.	27,517	805,039
*i-80 Gold Corp.	118	299
iA Financial Corp., Inc.	72,775	4,877,959
#*IAMGOLD Corp.	100,236	285,673
*IAMGOLD Corp.	400,474	1,145,646
IGM Financial, Inc.	21,531	660,074
*Imperial Metals Corp.	12,540	16,365
Imperial Oil, Ltd.	67,786	3,452,341
Imperial Oil, Ltd.	774	39,411
Information Services Corp.	5,400	89,582
Innergex Renewable Energy, Inc.	20,336	208,413
InPlay Oil Corp.	8,900	18,308
Intact Financial Corp.	25,813	3,900,403
*Interfor Corp.	38,668	606,121

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
ΩJamieson Wellness, Inc.	24,035	$592,945
*K92 Mining, Inc.	9,603	45,597
*Karora Resources, Inc.	5,850	20,919
K-Bro Linen, Inc.	2,429	50,306
*Kelt Exploration, Ltd.	71,647	261,485
Keyera Corp.	66,930	1,573,198
*Kinaxis, Inc.	4,982	683,441
Kinross Gold Corp.	102,498	517,615
Kinross Gold Corp.	275,532	1,387,513
KP Tissue, Inc.	5,700	42,740
Lassonde Industries, Inc., Class A	2,100	150,203
Laurentian Bank of Canada	33,252	789,683
Leon’s Furniture, Ltd.	14,887	212,389
#*Lightspeed Commerce, Inc.	39,903	523,926
*<»Lightstream Resources, Ltd.	52,634	—
Linamar Corp.	30,207	1,434,292
Loblaw Cos., Ltd.	29,351	2,757,648
*Lucara Diamond Corp.	184,114	70,589
*Lumine Group, Inc.	5,304	71,369
Lundin Gold, Inc.	4,503	57,039
Lundin Mining Corp.	509,775	3,890,121
*MAG Silver Corp.	44	572
Magellan Aerospace Corp.	8,300	43,755
Magna International, Inc.	79,582	4,144,859
Magna International, Inc.	65,908	3,437,761
*Mainstreet Equity Corp.	2,696	259,403
*Major Drilling Group International, Inc.	43,605	335,967
*Mandalay Resources Corp.	13,808	24,841
Manulife Financial Corp.	151,651	2,995,107
Manulife Financial Corp.	19,562	385,817
Maple Leaf Foods, Inc.	34,803	712,329
Martinrea International, Inc.	59,624	622,045
Medical Facilities Corp.	18,216	115,235
*MEG Energy Corp.	157,875	2,626,012
Melcor Developments, Ltd.	2,500	21,345
*<»Mercator Minerals, Ltd.	15,420	—
Methanex Corp.	19,726	882,092
Methanex Corp.	8,808	394,510
Metro, Inc.	33,425	1,903,029
Morguard Corp.	900	68,540
MTY Food Group, Inc.	7,531	326,604
Mullen Group, Ltd.	50,643	560,460
National Bank of Canada	137,039	10,207,956
Neo Performance Materials, Inc.	1,300	8,607
*New Gold, Inc.	513,322	658,542
*New Gold, Inc.	65,083	83,306
NFI Group, Inc.	11,368	66,299
North American Construction Group, Ltd.	2,192	42,196
North American Construction Group, Ltd.	19,752	379,370
North West Co., Inc. (The)	36,513	1,069,842
Northland Power, Inc.	91,305	2,239,036
#Nutrien, Ltd.	108,364	7,520,462
*NuVista Energy, Ltd.	108,443	940,271
#*Obsidian Energy, Ltd.	7,538	49,072
OceanaGold Corp.	343,296	784,648
Open Text Corp.	18,400	696,088
#Open Text Corp.	37,761	1,430,764
#*Organigram Holdings, Inc.	14,000	7,000

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Osisko Gold Royalties, Ltd.	32,442	$527,507
Osisko Gold Royalties, Ltd.	26,988	438,159
Pan American Silver Corp.	90,141	1,603,038
Pan American Silver Corp.	103,469	1,842,783
Paramount Resources, Ltd., Class A	46,758	1,105,948
Parex Resources, Inc.	142,672	2,893,834
Park Lawn Corp.	12,430	241,672
Parkland Corp.	116,840	2,752,369
Pason Systems, Inc.	25,000	217,504
Pembina Pipeline Corp.	2,467	81,124
Pembina Pipeline Corp.	80,669	2,656,430
*Petrus Resources, Ltd.	4,300	5,231
Peyto Exploration & Development Corp.	281,301	2,559,356
PHX Energy Services Corp.	12,760	63,598
Pine Cliff Energy, Ltd.	18,000	17,784
Pipestone Energy Corp.	3,851	7,098
Pizza Pizza Royalty Corp.	10,074	103,317
Polaris Renewable Energy, Inc.	11,721	115,456
Pollard Banknote, Ltd.	3,300	58,273
*Precision Drilling Corp.	4,264	212,178
Premium Brands Holdings Corp.	14,934	1,119,912
Primo Water Corp.	32,651	495,969
Primo Water Corp.	23,099	350,496
Quarterhill, Inc.	58,817	58,110
Quebecor, Inc., Class B	41,208	1,062,482
#*Questerre Energy Corp.	32,700	5,545
*Real Matters, Inc.	3,938	14,750
Restaurant Brands International, Inc.	9,100	637,262
#Restaurant Brands International, Inc.	38,774	2,719,221
*RF Capital Group, Inc.	2,007	16,425
Richelieu Hardware, Ltd.	31,183	936,662
Ritchie Bros Auctioneers, Inc.	27,682	1,583,134
Ritchie Bros Auctioneers, Inc.	7,600	434,382
Rogers Communications, Inc., Class B	32,874	1,623,647
Rogers Communications, Inc., Class B	36,687	1,810,682
Rogers Sugar, Inc.	44,731	206,786
*Roots Corp.	4,000	9,231
#Royal Bank of Canada	165,456	16,431,435
Royal Bank of Canada	112,567	11,163,745
Russel Metals, Inc.	65,451	1,664,867
Sandstorm Gold, Ltd.	45,625	262,050
Saputo, Inc.	26,241	678,710
Secure Energy Services, Inc.	110,755	515,272
*Shawcor, Ltd.	44,061	396,331
*Shopify, Inc., Class A	8,259	400,149
Sienna Senior Living, Inc.	15,985	128,465
ΩSleep Country Canada Holdings, Inc.	22,073	382,612
SNC-Lavalin Group, Inc.	62,260	1,432,214
*SNDL, Inc.	5,037	7,504
*Spartan Delta Corp.	28,278	320,455
ΩSpin Master Corp.	13,750	390,815
Sprott, Inc.	3,770	135,451
SSR Mining, Inc.	82,541	1,180,635
SSR Mining, Inc.	38,867	556,575
Stantec, Inc.	9,462	568,193
Stantec, Inc.	21,490	1,290,382
Stelco Holdings, Inc.	11,014	384,430
Stella-Jones, Inc.	27,040	1,057,038

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*ΩSTEP Energy Services, Ltd.	5,423	$13,315
*Steppe Gold, Ltd.	600	464
Sun Life Financial, Inc.	3,268	160,135
Sun Life Financial, Inc.	82,467	4,047,480
Suncor Energy, Inc.	319,150	9,995,778
Suncor Energy, Inc.	110,773	3,464,566
*SunOpta, Inc.	7,675	65,237
*SunOpta, Inc.	4,800	40,593
Superior Plus Corp.	72,061	533,962
Supremex, Inc.	3,875	16,371
Surge Energy, Inc.	13,478	87,150
*Taiga Building Products, Ltd.	12,900	25,870
Tamarack Valley Energy, Ltd.	158,541	437,177
*Taseko Mines, Ltd.	8,532	14,078
#*Taseko Mines, Ltd.	134,013	220,341
#TC Energy Corp.	61,057	2,536,308
Teck Resources, Ltd., Class A	700	54,336
Teck Resources, Ltd., Class B	212,466	9,900,916
Teck Resources, Ltd., Class B	30,225	1,406,400
TECSYS, Inc.	298	5,620
TELUS Corp.	60,429	1,279,599
#*TELUS International Cda, Inc.	10,301	204,578
TerraVest Industries, Inc.	100	1,987
TFI International, Inc.	23,706	2,552,201
TFI International, Inc.	17,425	1,878,415
#Thomson Reuters Corp.	3,341	439,375
Thomson Reuters Corp.	512	67,255
Tidewater Midstream and Infrastructure, Ltd.	109,000	73,133
TMX Group, Ltd.	10,710	1,083,555
*Torex Gold Resources, Inc.	39,274	643,708
Toromont Industries, Ltd.	32,669	2,637,029
Toronto-Dominion Bank (The)	100,252	6,066,270
#Toronto-Dominion Bank (The)	53,340	3,234,004
Total Energy Services, Inc.	18,600	109,847
Tourmaline Oil Corp.	151,496	6,799,057
TransAlta Corp.	141,134	1,257,022
TransAlta Corp.	38,234	341,047
TransAlta Renewables, Inc.	42,100	392,660
Transcontinental, Inc., Class A	55,156	593,324
Trican Well Service, Ltd.	109,914	256,896
Tricon Residential, Inc.	65,528	524,688
*Trisura Group, Ltd.	10,379	239,598
*Uni-Select, Inc.	22,495	771,892
Vermilion Energy, Inc.	99,486	1,260,488
Vermilion Energy, Inc.	13,654	172,651
VersaBank	4,000	29,256
Wajax Corp.	12,751	226,102
Waste Connections, Inc.	5,748	798,693
Waste Connections, Inc.	1,455	202,463
*Wesdome Gold Mines, Ltd.	134,950	842,753
West Fraser Timber Co., Ltd.	2,369	171,445
West Fraser Timber Co., Ltd.	35,206	2,543,824
Western Forest Products, Inc.	210,094	161,098
Westshore Terminals Investment Corp.	26,772	545,191
#Wheaton Precious Metals Corp.	18,345	905,876
Whitecap Resources, Inc.	453,046	3,567,449
*WildBrain, Ltd.	60,506	91,007
Winpak, Ltd.	9,181	305,898

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
WSP Global, Inc.	20,169	$2,659,013
*Xtract One Technologies, Inc.	16,000	10,499
*Yangarra Resources, Ltd.	17,507	23,492
Yellow Pages, Ltd.	6,968	66,788

TOTAL CANADA		424,651,436

CHILE — (0.1%)
Aguas Andinas SA, Class A	525,130	159,720
Banco de Chile	588,678	63,071
Banco de Chile, Sponsored ADR	11,062	234,514
Banco de Credito e Inversiones SA	7,456	226,313
Banco Itau Chile SA, Sponsored ADR	9,675	33,088
Banco Santander Chile	1,174,867	56,530
Banco Santander Chile, Sponsored ADR	6,102	116,853
Besalco SA	159,422	80,201
CAP SA	33,285	234,465
*Cencosud SA	411,225	843,236
Cencosud Shopping SA	66,140	105,992
Cia Cervecerias Unidas SA	2,971	24,406
Cia Sud Americana de Vapores SA	5,974,402	614,327
Colbun SA	1,479,249	208,383
Cristalerias de Chile SA	2,000	7,380
Embotelladora Andina SA, Sponsored ADR	6,243	94,394
Empresa Nacional de Telecomunicaciones SA	75,858	317,531
Empresas CMPC SA	230,704	363,789
Empresas Copec SA	33,699	235,953
*Empresas Hites SA	40,531	4,774
Enel Americas SA	2,271,184	311,422
Enel Chile SA	844,942	48,449
*Engie Energia Chile SA	97,172	75,703
Falabella SA	47,000	101,414
Forus SA	24,881	45,111
Grupo Security SA	755,712	161,133
Hortifrut SA	58,934	95,135
Inversiones Aguas Metropolitanas SA	210,439	146,938
Inversiones La Construccion SA	14,743	93,726
Itau CorpBanca Chile SA	39,681,489	90,025
Molibdenos y Metales SA	1,797	7,840
Multiexport Foods SA	175,108	49,226
*Parque Arauco SA	110,688	157,845
PAZ Corp. SA	30,769	16,971
Plaza SA	36,034	46,642
Ripley Corp. SA	496,377	101,005
Salfacorp SA	271,642	111,041
Sigdo Koppers SA	85,947	122,135
SMU SA	404,496	71,095
Sociedad Matriz SAAM SA	1,873,505	191,595
Sociedad Quimica y Minera de Chile SA, Class B	4,127	281,144
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,753	658,132
Socovesa SA	126,028	14,857
SONDA SA	235,718	119,833
Vina Concha y Toro SA	124,984	150,261

TOTAL CHILE		7,293,598

CHINA — (8.7%)
360 Security Technology, Inc., Class A	86,200	198,839
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	57,100	253,118
Ω3SBio, Inc.	2,595,000	2,595,033
5I5J Holding Group Co., Ltd., Class A	86,300	39,141

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*AAC Technologies Holdings, Inc.	472,500	$993,166
ΩAAG Energy Holdings, Ltd.	472,000	98,610
Accelink Technologies Co., Ltd., Class A	21,800	75,414
ADAMA, Ltd., Class A	28,000	34,579
Addsino Co., Ltd., Class A	53,600	78,504
*Advanced Technology & Materials Co., Ltd., Class A	43,000	54,470
AECC Aero-Engine Control Co., Ltd., Class A	14,400	49,586
AECC Aviation Power Co., Ltd., Class A	11,330	71,614
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	32,800	45,955
*Agile Group Holdings, Ltd.	1,144,749	231,869
*Agora, Inc., ADR	1,740	5,829
Agricultural Bank of China, Ltd., Class H	5,487,000	2,117,939
Aier Eye Hospital Group Co., Ltd., Class A	41,831	178,000
*Air China, Ltd., Class H	448,000	394,930
ΩAK Medical Holdings, Ltd.	102,000	136,435
*Alibaba Group Holding, Ltd.	1,232,500	12,882,537
*Alibaba Group Holding, Ltd., Sponsored ADR	42,436	3,593,905
*Alibaba Health Information Technology, Ltd.	62,000	44,309
*Alibaba Pictures Group, Ltd.	14,120,000	890,381
ΩA-Living Smart City Services Co., Ltd.	1,770,750	1,414,362
All Winner Technology Co., Ltd., Class A	11,590	44,279
Allmed Medical Products Co., Ltd., Class A	23,450	38,817
Aluminum Corp. of China, Ltd., Class H	2,772,000	1,638,502
*Amlogic Shanghai Co., Ltd., Class A	4,320	52,209
Amoy Diagnostics Co., Ltd., Class A	10,620	43,166
*An Hui Wenergy Co., Ltd., Class A	33,400	26,244
Angang Steel Co., Ltd., Class H	827,400	274,047
Angel Yeast Co., Ltd., Class A	17,600	101,686
Anhui Anke Biotechnology Group Co., Ltd., Class A	37,700	60,172
Anhui Conch Cement Co., Ltd., Class H	490,500	1,543,376
Anhui Construction Engineering Group Co., Ltd., Class A	76,700	69,684
Anhui Expressway Co., Ltd., Class H	130,000	132,320
*Anhui Genuine New Materials Co., Ltd., Class A	13,800	18,817
Anhui Guangxin Agrochemical Co., Ltd., Class A	24,220	102,187
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	59,800	80,416
Anhui Honglu Steel Construction Group Co., Ltd., Class A	18,590	86,489
*Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	16,900	20,236
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	103,400	78,410
*Anhui Jinhe Industrial Co., Ltd., Class A	15,500	57,762
Anhui Korrun Co., Ltd., Class A	7,200	17,118
Anhui Kouzi Distillery Co., Ltd., Class A	19,800	171,910
*Anhui Sinonet & Xonglong Science & Technology Co., Ltd., Class A	18,400	17,302
*Anhui Tatfook Technology Co., Ltd., Class A	25,500	33,591
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	35,300	36,354
Anhui Yingjia Distillery Co., Ltd., Class A	16,900	156,252
Anhui Zhongding Sealing Parts Co., Ltd., Class A	35,500	59,891
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	1,436	55,942
Anjoy Foods Co., Ltd., Class A	3,500	85,882
Anker Innovations Technology Co., Ltd., Class A	2,500	26,440
ANTA Sports Products, Ltd.	333,400	4,111,278
*ΩAntengene Corp., Ltd.	81,000	27,860
*Anton Oilfield Services Group	1,118,000	64,802
Aoshikang Technology Co., Ltd., Class A	12,800	74,268
*Aotecar New Energy Technology Co., Ltd., Class A	88,600	33,017
*Aowei Holdings, Ltd.	59,000	5,863
*Apeloa Pharmaceutical Co., Ltd., Class A	29,500	88,075
APT Satellite Holdings, Ltd.	186,250	60,028
#*ΩArchosaur Games, Inc.	55,000	34,822

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	20,300	$71,515
ΩAsiaInfo Technologies, Ltd.	111,200	203,137
Asymchem Laboratories Tianjin Co., Ltd., Class A	6,300	115,067
#*Austasia Group, Ltd.	73,848	30,104
Autobio Diagnostics Co., Ltd., Class A	14,200	117,382
Avary Holding Shenzhen Co., Ltd., Class A	36,562	137,888
AviChina Industry & Technology Co., Ltd., Class H	1,936,000	1,043,234
AVICOPTER PLC, Class A	8,200	50,361
Bafang Electric Suzhou Co., Ltd., Class A	2,600	33,480
ΩBAIC Motor Corp., Ltd., Class H	1,274,500	357,189
*Baidu, Inc., Class A	184,900	2,725,249
*Baidu, Inc., Sponsored ADR	33,592	4,051,531
Bank of Beijing Co., Ltd., Class A	263,910	180,686
Bank of Changsha Co., Ltd., Class A	61,800	73,108
Bank of Chengdu Co., Ltd., Class A	83,200	165,120
Bank of China, Ltd., Class H	11,118,800	4,433,412
Bank of Chongqing Co., Ltd., Class H	341,500	193,592
Bank of Communications Co., Ltd., Class H	1,214,695	782,985
Bank of Guiyang Co., Ltd., Class A	137,640	112,327
Bank of Hangzhou Co., Ltd., Class A	83,500	151,484
Bank of Jiangsu Co., Ltd., Class A	213,900	238,207
Bank of Nanjing Co., Ltd., Class A	159,100	216,477
Bank of Ningbo Co., Ltd., Class A	58,700	232,146
Bank of Shanghai Co., Ltd., Class A	182,221	165,290
Bank of Suzhou Co., Ltd., Class A	143,660	156,043
*ΩBank of Zhengzhou Co., Ltd., Class H	91,960	12,652
Baoshan Iron & Steel Co., Ltd., Class A	320,784	298,393
*Baoye Group Co., Ltd.	87,040	46,348
#*Baozun, Inc., Class A	24,500	36,329
BBMG Corp., Class H	1,443,000	185,662
Bear Electric Appliance Co., Ltd., Class A	5,700	69,504
Beibuwan Port Co., Ltd., Class A	55,400	68,577
*BeiGene, Ltd.	18,800	361,635
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	17,500	28,437
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	10,010	63,054
Beijing Capital Development Co., Ltd., Class A	164,985	106,523
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	270,800	117,344
*Beijing Capital International Airport Co., Ltd., Class H	1,162,000	902,967
Beijing Career International Co., Ltd., Class A	6,000	35,290
Beijing Certificate Authority Co., Ltd., Class A	4,950	23,602
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	34,250	87,262
*Beijing Compass Technology Development Co., Ltd., Class A	5,500	39,499
Beijing Ctrowell Technology Corp., Ltd., Class A	11,700	15,903
*Beijing Dabeinong Technology Group Co., Ltd., Class A	81,000	82,717
Beijing Dahao Technology Corp., Ltd., Class A	13,000	27,715
Beijing Easpring Material Technology Co., Ltd., Class A	9,500	73,426
*Beijing E-Hualu Information Technology Co., Ltd., Class A	13,200	64,863
*Beijing Energy International Holding Co., Ltd.	1,844,000	45,807
Beijing Enlight Media Co., Ltd., Class A	26,500	39,119
*Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	82,931
Beijing Enterprises Water Group, Ltd.	2,307,000	584,839
*Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	26,232
Beijing GeoEnviron Engineering & Technology, Inc., Class A	38,760	55,257
Beijing Haixin Energy Technology Co., Ltd., Class A	93,854	49,074
*Beijing Hezong Science & Technology Co., Ltd., Class A	29,900	20,341
*Beijing Huafeng Test & Control Technology Co., Ltd., Class A	278	10,691
*Beijing Jetsen Technology Co., Ltd., Class A	108,000	108,417
Beijing Jingneng Clean Energy Co., Ltd., Class H	400,000	97,836

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Beijing Jingyuntong Technology Co., Ltd., Class A	36,100	$32,798
Beijing New Building Materials PLC, Class A	43,900	168,162
Beijing North Star Co., Ltd., Class H	300,000	34,395
*Beijing Orient Landscape & Environment Co., Ltd., Class A	101,288	28,382
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	49,800	82,362
Beijing Originwater Technology Co., Ltd., Class A	96,716	76,414
Beijing Roborock Technology Co., Ltd., Class A	955	41,804
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	15,900	25,423
*Beijing Shiji Information Technology Co., Ltd., Class A	19,860	54,934
Beijing Shougang Co., Ltd., Class A	113,700	60,765
Beijing Shunxin Agriculture Co., Ltd., Class A	15,400	76,986
Beijing Sinnet Technology Co., Ltd., Class A	64,376	114,465
Beijing SL Pharmaceutical Co., Ltd., Class A	40,700	55,848
Beijing Strong Biotechnologies, Inc., Class A	8,100	27,377
Beijing SuperMap Software Co., Ltd., Class A	11,700	35,861
*Beijing Thunisoft Corp., Ltd., Class A	33,600	43,582
Beijing Tiantan Biological Products Corp., Ltd., Class A	7,800	30,194
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	123,000	250,704
Beijing Ultrapower Software Co., Ltd., Class A	58,000	115,024
Beijing United Information Technology Co., Ltd., Class A	3,400	29,530
ΩBeijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	25,988
*Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	3,915	59,336
*Beijing Watertek Information Technology Co., Ltd., Class A	40,100	18,245
Beijing Yanjing Brewery Co., Ltd., Class A	107,755	203,736
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	5,100	52,155
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	25,305	43,386
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	33,200	26,039
*Bengang Steel Plates Co., Ltd., Class A	46,200	26,960
*Berry Genomics Co., Ltd., Class A	7,400	13,532
Best Pacific International Holdings, Ltd.	186,000	26,301
Betta Pharmaceuticals Co., Ltd., Class A	2,500	24,606
Better Life Commercial Chain Share Co., Ltd., Class A	32,100	23,739
BGI Genomics Co., Ltd.	12,000	107,603
Biem.L.Fdlkk Garment Co., Ltd., Class A	24,700	128,580
*Bilibili, Inc., Class Z	10,580	211,872
Binhai Investment Co., Ltd.	152,000	32,530
Binjiang Service Group Co., Ltd.	38,000	115,696
Black Peony Group Co., Ltd., Class A	44,800	43,161
Bloomage Biotechnology Corp., Ltd., Class A	1,176	16,883
*ΩBlue Moon Group Holdings, Ltd.	92,500	54,912
*Blue Sail Medical Co., Ltd., Class A	44,721	49,286
Bluefocus Intelligent Communications Group Co., Ltd., Class A	106,100	200,453
ΩBOC Aviation, Ltd.	114,300	902,763
BOC International China Co., Ltd., Class A	21,200	32,857
BOE Technology Group Co., Ltd., Class A	1,258,300	730,635
BOE Varitronix, Ltd.	144,000	234,439
*Bohai Leasing Co., Ltd., Class A	202,900	64,476
Bosideng International Holdings, Ltd.	2,170,000	1,067,045
Bright Dairy & Food Co., Ltd., Class A	45,200	70,510
BrightGene Bio-Medical Technology Co., Ltd., Class A	4,996	17,341
Brilliance China Automotive Holdings, Ltd.	1,282,000	537,304
B-Soft Co., Ltd., Class A	50,900	63,228
BTG Hotels Group Co., Ltd., Class A	20,700	64,762
BYD Co., Ltd., Class H	68,000	2,044,357
BYD Electronic International Co., Ltd.	650,000	1,958,305
By-health Co., Ltd., Class A	42,416	146,303
C&D International Investment Group, Ltd.	97,000	297,182
C&S Paper Co., Ltd., Class A	56,471	96,086

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Cabbeen Fashion, Ltd.	155,000	$18,561
Caitong Securities Co., Ltd., Class A	89,570	100,266
Camel Group Co., Ltd., Class A	36,400	50,105
Cangzhou Mingzhu Plastic Co., Ltd., Class A	75,500	48,092
*Canmax Technologies Co., Ltd., Class A	8,900	62,476
Canny Elevator Co., Ltd., Class A	19,300	23,723
ΩCanSino Biologics, Inc., Class H	45,200	213,623
Canvest Environmental Protection Group Co., Ltd.	218,000	114,694
*Capital Environment Holdings, Ltd.	2,440,000	43,516
Carrianna Group Holdings Co., Ltd.	238,000	12,886
Castech, Inc., Class A	7,800	30,216
CECEP Guozhen Environmental Protection Technology Co., Ltd., Class A	17,900	18,228
CECEP Solar Energy Co., Ltd., Class A	96,300	96,811
CECEP Wind-Power Corp., Class A	33,020	18,219
Central China Management Co., Ltd.	370,696	23,139
Central China New Life, Ltd.	53,000	18,230
Central China Real Estate, Ltd.	384,913	9,464
Central China Securities Co., Ltd., Class H	361,000	57,025
CETC Cyberspace Security Technology Co., Ltd., Class A	5,200	24,410
CETC Digital Technology Co., Ltd., Class A	8,190	28,131
CGN New Energy Holdings Co., Ltd.	1,130,000	356,998
CGN Nuclear Technology Development Co., Ltd., Class A	31,200	34,340
ΩCGN Power Co., Ltd., Class H	1,199,000	316,174
Changchun Faway Automobile Components Co., Ltd., Class A	31,200	36,548
Changchun High & New Technology Industry Group, Inc., Class A	5,300	124,714
Changjiang Securities Co., Ltd., Class A	107,500	88,040
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	10,800	13,384
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,800	60,074
Chaowei Power Holdings, Ltd.	330,000	69,364
Chaozhou Three-Circle Group Co., Ltd., Class A	21,000	91,756
*ChemPartner PharmaTech Co., Ltd., Class A	9,000	11,271
*Cheng De Lolo Co., Ltd., Class A	48,100	62,737
*Chengdu Ald Aviation Manufacturing Corp., Class A	6,200	21,314
Chengdu CORPRO Technology Co., Ltd., Class A	7,700	25,814
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	16,970	34,684
Chengdu Hongqi Chain Co., Ltd., Class A	47,100	42,452
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	22,900	61,225
Chengdu Kanghua Biological Products Co., Ltd., Class A	4,575	57,002
Chengdu Wintrue Holding Co., Ltd., Class A	39,300	58,582
Chengdu Xingrong Environment Co., Ltd., Class A	50,300	37,925
Chengtun Mining Group Co., Ltd., Class A	114,200	86,435
Chengxin Lithium Group Co., Ltd., Class A	21,000	96,336
*Chengzhi Co., Ltd., Class A	41,800	49,690
*Chifeng Jilong Gold Mining Co., Ltd., Class A	37,400	89,513
China Aerospace International Holdings, Ltd.	848,000	44,831
China Aircraft Leasing Group Holdings, Ltd.	51,500	32,278
*China Automotive Engineering Research Institute Co., Ltd., Class A	16,500	53,076
China Baoan Group Co., Ltd., Class A	28,300	43,616
#*China Boton Group Co., Ltd.	146,000	54,495
China CAMC Engineering Co., Ltd., Class A	43,900	89,344
China Cinda Asset Management Co., Ltd., Class H	6,748,000	799,455
China CITIC Bank Corp., Ltd., Class H	1,751,000	945,775
China Coal Energy Co., Ltd., Class H	1,310,000	1,121,441
China Communications Services Corp., Ltd., Class H	1,224,000	668,921
*China Conch Environment Protection Holdings, Ltd.	876,000	272,289
China Conch Venture Holdings, Ltd.	1,092,500	1,736,888
China Construction Bank Corp., Class H	23,134,200	15,472,114
China CSSC Holdings, Ltd., Class A	26,300	98,427

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Datang Corp. Renewable Power Co., Ltd., Class H	1,328,000	$514,289
*China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	26,214
*China Design Group Co., Ltd., Class A	16,000	22,024
*»China Dili Group	715,600	22,562
*China Display Optoelectronics Technology Holdings, Ltd.	360,000	17,427
#ΩChina East Education Holdings, Ltd.	132,500	66,166
*China Eastern Airlines Corp., Ltd., Class H	674,000	264,452
China Education Group Holdings, Ltd.	521,000	461,937
China Electronics Huada Technology Co., Ltd.	256,000	37,178
China Electronics Optics Valley Union Holding Co., Ltd.	664,000	30,028
China Energy Engineering Corp., Ltd., Class H	1,332,709	200,333
China Everbright Bank Co., Ltd., Class H	919,000	293,850
China Everbright Environment Group, Ltd.	1,479,074	625,553
ΩChina Everbright Greentech, Ltd.	447,000	85,985
China Everbright Water, Ltd.	129,348	21,814
ΩChina Feihe, Ltd.	1,741,000	1,171,031
*China Financial Services Holdings, Ltd.	17,700	1,420
China Foods, Ltd.	604,000	221,598
*China Fordoo Holdings, Ltd.	131,000	8,678
China Galaxy Securities Co., Ltd., Class H	1,085,500	587,699
China Gas Holdings, Ltd.	2,719,200	3,484,777
China Glass Holdings, Ltd.	262,000	33,710
China Gold International Resources Corp., Ltd.	72,400	368,922
China Gold International Resources Corp., Ltd.	120,535	606,097
China Great Wall Securities Co., Ltd., Class A	46,700	58,887
China Greatwall Technology Group Co., Ltd., Class A	32,300	54,119
#*China Green Agriculture, Inc.	132	450
China Green Electricity Investment of Tianjin Co., Ltd., Class A	29,800	50,232
*»China Greenland Broad Greenstate Group Co., Ltd.	356,000	8,118
China Hanking Holdings, Ltd.	433,000	43,576
#China Harmony Auto Holding, Ltd.	380,000	42,599
China Harzone Industry Corp., Ltd., Class A	15,800	18,075
*China High Precision Automation Group, Ltd.	127,000	5,177
*China High Speed Railway Technology Co., Ltd., Class A	128,300	43,920
*China High Speed Transmission Equipment Group Co., Ltd.	265,000	96,549
China Hongqiao Group, Ltd.	1,573,000	1,540,958
ΩChina International Capital Corp., Ltd., Class H	417,600	873,513
China International Marine Containers Group Co., Ltd., Class H	445,080	286,896
China Isotope & Radiation Corp.	3,200	6,881
China Jinmao Holdings Group, Ltd.	4,175,756	776,647
China Jushi Co., Ltd., Class A	111,531	234,878
China Kepei Education Group, Ltd.	202,000	66,133
China Kings Resources Group Co., Ltd., Class A	15,700	81,139
China Lesso Group Holdings, Ltd.	955,000	822,405
China Life Insurance Co., Ltd., Class H	549,000	1,050,457
China Lilang, Ltd.	323,000	175,286
*ΩChina Literature, Ltd.	130,000	596,186
China Longyuan Power Group Corp., Ltd., Class H	698,000	729,130
*<»China Lumena New Materials Corp.	18,800	—
*»China Maple Leaf Educational Systems, Ltd.	542,000	4,626
China Medical System Holdings, Ltd.	1,109,000	1,836,584
China Meheco Co., Ltd., Class A	56,560	116,253
China Meidong Auto Holdings, Ltd.	74,000	114,442
China Mengniu Dairy Co., Ltd.	811,000	3,259,538
China Merchants Bank Co., Ltd., Class H	1,306,701	6,267,251
China Merchants Energy Shipping Co., Ltd., Class A	187,160	179,232
China Merchants Land, Ltd.	614,000	37,935
China Merchants Port Holdings Co., Ltd.	741,663	1,097,864

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Merchants Property Operation & Service Co., Ltd., Class A	34,900	$78,286
ΩChina Merchants Securities Co., Ltd., Class H	61,560	62,345
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	99,600	196,517
*<»China Metal Recycling Holdings, Ltd.	89,400	—
China Minsheng Banking Corp., Ltd., Class H	1,292,120	474,058
#China Modern Dairy Holdings, Ltd.	2,015,000	248,990
China National Accord Medicines Corp., Ltd., Class A	14,600	137,074
China National Building Material Co., Ltd., Class H	2,815,400	2,101,714
China National Chemical Engineering Co., Ltd., Class A	77,000	117,781
China National Medicines Corp., Ltd., Class A	31,700	189,149
China National Nuclear Power Co., Ltd., Class A	270,201	269,294
China National Software & Service Co., Ltd., Class A	4,810	39,539
ΩChina New Higher Education Group, Ltd.	461,000	159,737
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	77,200	58,765
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	23,800	86,492
*China Nuclear Energy Technology Corp., Ltd.	50,000	2,739
*China Oil & Gas Group, Ltd.	1,984,000	65,713
China Oilfield Services, Ltd., Class H	1,232,000	1,443,891
China Overseas Grand Oceans Group, Ltd.	1,373,562	792,652
China Overseas Land & Investment, Ltd.	2,533,327	6,402,783
China Overseas Property Holdings, Ltd.	759,275	840,533
China Pacific Insurance Group Co., Ltd., Class H	1,114,000	3,313,660
China Petroleum & Chemical Corp., Class H	6,075,400	3,970,344
China Power International Development, Ltd.	1,564,333	591,864
*<»China Properties Group, Ltd.	173,000	1,715
China Publishing & Media Co., Ltd., Class A	70,210	101,006
China Railway Group, Ltd., Class H	1,334,000	1,023,030
ΩChina Railway Signal & Communication Corp., Ltd., Class H	589,000	276,121
China Railway Tielong Container Logistics Co., Ltd., Class A	55,800	50,293
*China Rare Earth Resources And Technology Co., Ltd., Class A	3,200	15,627
China Reinsurance Group Corp., Class H	2,836,000	216,767
»ΩChina Renaissance Holdings, Ltd.	106,100	98,262
China Resources Beer Holdings Co., Ltd.	218,962	1,683,379
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	9,100	49,908
China Resources Cement Holdings, Ltd.	1,930,610	870,630
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	36,900	110,755
China Resources Gas Group, Ltd.	588,100	1,854,224
China Resources Land, Ltd.	1,376,444	6,382,573
China Resources Medical Holdings Co., Ltd.	468,000	435,812
China Resources Microelectronics, Ltd., Class A	5,657	46,779
ΩChina Resources Mixc Lifestyle Services, Ltd.	6,200	32,738
ΩChina Resources Pharmaceutical Group, Ltd.	1,006,000	997,042
China Resources Power Holdings Co., Ltd.	492,678	1,069,470
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	18,227	155,199
China Risun Group, Ltd.	244,000	114,075
#*China Ruyi Holdings, Ltd.	2,780,000	672,875
China Sanjiang Fine Chemicals Co., Ltd.	500,000	109,556
#China SCE Group Holdings, Ltd.	1,379,600	112,478
China Science Publishing & Media, Ltd., Class A	23,700	142,167
*China Shanshui Cement Group, Ltd.	234,000	34,579
*ΩChina Shengmu Organic Milk, Ltd.	1,157,000	46,428
China Shenhua Energy Co., Ltd., Class H	995,616	3,297,624
China Shuifa Singyes Energy Holdings, Ltd.	126,000	11,236
*China South City Holdings, Ltd.	2,254,000	146,440
*China Southern Airlines Co., Ltd., Class H	860,000	600,364
China Starch Holdings, Ltd.	1,145,000	28,297
China State Construction Development Holdings, Ltd.	186,000	65,160
China State Construction Engineering Corp., Ltd., Class A	375,200	356,056

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China State Construction International Holdings, Ltd.	1,052,000	$1,303,961
China Sunshine Paper Holdings Co., Ltd.	359,000	124,851
China Suntien Green Energy Corp., Ltd., Class H	642,000	280,521
China Taiping Insurance Holdings Co., Ltd.	1,539,706	1,761,368
China Testing & Certification International Group Co., Ltd., Class A	21,384	36,509
#*China Tianrui Group Cement Co., Ltd.	53,000	38,822
China Tianying, Inc., Class A	61,000	40,794
China Tourism Group Duty Free Corp., Ltd., Class A	11,800	274,375
ΩChina Tower Corp., Ltd., Class H	21,028,000	2,678,760
China Traditional Chinese Medicine Holdings Co., Ltd.	3,362,000	1,833,063
*China TransInfo Technology Co., Ltd., Class A	65,700	137,981
*China Travel International Investment Hong Kong, Ltd.	440,000	93,606
China Tungsten And Hightech Materials Co., Ltd., Class A	25,500	48,987
China Vanke Co., Ltd., Class H	739,510	1,151,201
China Water Affairs Group, Ltd.	310,000	248,003
China West Construction Group Co., Ltd., Class A	43,300	56,539
*<»China Wood Optimization Holding, Ltd.	88,000	1,892
China World Trade Center Co., Ltd., Class A	19,000	50,881
ΩChina Xinhua Education Group, Ltd.	65,000	6,707
China XLX Fertiliser, Ltd.	292,000	139,864
China Yangtze Power Co., Ltd., Class A	77,800	245,876
China Yongda Automobiles Services Holdings, Ltd.	939,500	629,533
*ΩChina Yuhua Education Corp., Ltd.	798,000	131,138
*China ZhengTong Auto Services Holdings, Ltd.	456,000	35,435
China Zhenhua Group Science & Technology Co., Ltd., Class A	5,700	73,991
*<»China Zhongwang Holdings, Ltd.	878,400	35,248
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	15,100	19,957
Chinasoft International, Ltd.	1,782,000	1,182,718
*Chindata Group Holdings, Ltd., ADR	3,947	24,906
Chongqing Brewery Co., Ltd., Class A	6,000	90,270
Chongqing Changan Automobile Co., Ltd., Class A	52,130	89,679
Chongqing Department Store Co., Ltd., Class A	15,000	64,067
*Chongqing Dima Industry Co., Ltd., Class A	111,700	28,880
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	41,040	105,101
Chongqing Fuling Zhacai Group Co., Ltd., Class A	11,500	42,839
*Chongqing Iron & Steel Co., Ltd., Class H	68,000	7,710
Chongqing Machinery & Electric Co., Ltd., Class H	633,925	51,684
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,221,000	471,296
*Chongqing Zaisheng Technology Corp., Ltd., Class A	23,100	14,915
Chongqing Zhifei Biological Products Co., Ltd., Class A	11,800	138,670
Chongqing Zongshen Power Machinery Co., Ltd., Class A	38,900	36,297
Chow Tai Seng Jewellery Co., Ltd., Class A	43,000	105,089
»CIFI Ever Sunshine Services Group, Ltd.	490,000	190,385
CIMC Enric Holdings, Ltd.	550,000	505,166
Cinda Real Estate Co., Ltd., Class A	81,400	52,674
Cisen Pharmaceutical Co., Ltd., Class A	11,500	26,776
CITIC Press Corp., Class A	2,600	12,284
CITIC Securities Co., Ltd., Class H	319,725	670,413
CITIC, Ltd.	1,655,000	2,072,466
*City Development Environment Co., Ltd., Class A	14,100	23,971
*Citychamp Watch & Jewellery Group, Ltd.	438,000	65,840
*CMGE Technology Group, Ltd.	278,000	89,599
CMOC Group, Ltd., Class H	1,233,000	752,375
CMST Development Co., Ltd., Class A	100,200	87,561
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	95,990	87,487
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	39,700	80,280
COFCO Biotechnology Co., Ltd., Class A	79,700	90,829
COFCO Joycome Foods, Ltd.	2,554,000	657,216

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*»Colour Life Services Group Co., Ltd.	260,247	$3,856
Comba Telecom Systems Holdings, Ltd.	786,000	153,197
Concord New Energy Group, Ltd.	3,850,000	343,317
*Confidence Intelligence Holdings, Ltd.	8,000	24,051
Contemporary Amperex Technology Co., Ltd., Class A	27,720	924,300
*Continental Aerospace Technologies Holding, Ltd.	1,307,948	14,996
*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	357,752	366,871
COSCO SHIPPING Holdings Co., Ltd., Class H	1,478,400	1,710,069
#Country Garden Holdings Co., Ltd.	4,019,434	1,029,193
Country Garden Services Holdings Co., Ltd.	593,550	925,496
CPMC Holdings, Ltd.	382,000	218,010
CQ Pharmaceutical Holding Co., Ltd., Class A	55,200	62,509
CRRC Corp., Ltd., Class H	567,000	366,207
Crystal Clear Electronic Material Co., Ltd., Class A	6,244	20,094
ΩCSC Financial Co., Ltd., Class H	206,000	209,152
CSG Holding Co., Ltd., Class A	83,800	79,524
CSPC Innovation Pharmaceutical Co., Ltd., Class A	20,554	37,051
CSPC Pharmaceutical Group, Ltd.	4,592,080	4,668,187
*<»CT Environmental Group, Ltd.	1,368,000	—
CTS International Logistics Corp., Ltd., Class A	57,630	83,075
Da Ming International Holdings, Ltd.	8,000	1,631
Daan Gene Co., Ltd., Class A	56,760	127,732
ΩDali Foods Group Co., Ltd.	1,071,500	444,985
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	63,900	46,610
Dalipal Holdings, Ltd.	180,000	66,498
Dare Power Dekor Home Co., Ltd., Class A	22,600	27,192
Dashang Co., Ltd., Class A	10,600	30,361
DaShenLin Pharmaceutical Group Co., Ltd., Class A	21,465	106,717
*Datang International Power Generation Co., Ltd., Class H	858,000	160,672
Dawnrays Pharmaceutical Holdings, Ltd.	450,000	76,816
Dazzle Fashion Co., Ltd., Class A	12,600	28,883
DBG Technology Co., Ltd., Class A	33,100	49,005
DeHua TB New Decoration Materials Co., Ltd., Class A	29,400	46,118
*Deppon Logistics Co., Ltd., Class A	9,200	22,298
Dexin China Holdings Co., Ltd.	84,000	5,992
DHC Software Co., Ltd., Class A	119,300	134,063
Dian Diagnostics Group Co., Ltd., Class A	25,200	98,569
Digital China Group Co., Ltd., Class A	22,270	85,757
Digital China Information Service Co., Ltd., Class A	39,800	77,493
Do-Fluoride New Materials Co., Ltd., Class A	35,140	103,188
Dong-E-E-Jiao Co., Ltd., Class A	16,500	122,667
Dongfang Electronics Co., Ltd., Class A	21,700	28,178
Dongguan Development Holdings Co., Ltd., Class A	40,300	58,093
Dongjiang Environmental Co., Ltd., Class H	100,200	32,549
Dongxing Securities Co., Ltd., Class A	71,000	85,427
Dongyue Group, Ltd.	1,511,000	1,530,268
#Dynagreen Environmental Protection Group Co., Ltd., Class H	280,000	100,587
East Group Co., Ltd., Class A	42,800	54,217
East Money Information Co., Ltd., Class A	38,880	90,359
E-Commodities Holdings, Ltd.	828,000	137,123
Ecovacs Robotics Co., Ltd., Class A	5,500	55,213
Edan Instruments, Inc., Class A	13,000	29,293
Edifier Technology Co., Ltd., Class A	23,500	68,023
Edvantage Group Holdings, Ltd.	79,992	27,717
EEKA Fashion Holdings, Ltd.	87,500	123,059
EIT Environmental Development Group Co., Ltd., Class A	6,840	18,643
Electric Connector Technology Co., Ltd., Class A	11,400	50,881
ENN Energy Holdings, Ltd.	174,200	2,374,476

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ENN Natural Gas Co., Ltd., Class A	63,900	$187,364
Eoptolink Technology Inc., Ltd., Class A	11,400	113,601
Era Co., Ltd., Class A	44,200	33,134
Essex Bio-technology, Ltd.	154,000	71,606
Eternal Asia Supply Chain Management, Ltd., Class A	102,300	80,974
#EVA Precision Industrial Holdings, Ltd.	396,000	43,888
Eve Energy Co., Ltd., Class A	1,500	14,202
ΩEverbright Securities Co., Ltd., Class H	123,800	91,471
*Fangda Carbon New Material Co., Ltd., Class A	94,371	87,920
Fangda Special Steel Technology Co., Ltd., Class A	89,300	68,878
Fanhua, Inc., ADR	6,828	56,331
*FAW Jiefang Group Co., Ltd., Class A	16,300	19,165
FAWER Automotive Parts Co., Ltd., Class A	57,562	38,745
Fiberhome Telecommunication Technologies Co., Ltd., Class A	45,800	135,285
Fibocom Wireless, Inc., Class A	18,600	67,434
*FIH Mobile, Ltd.	1,561,000	163,062
Financial Street Holdings Co., Ltd., Class A	112,000	81,534
First Capital Securities Co., Ltd., Class A	80,700	69,006
Flat Glass Group Co., Ltd., Class H	111,000	310,380
Focus Media Information Technology Co., Ltd., Class A	210,788	196,075
Foryou Corp.	4,400	17,998
*Foshan Haitian Flavouring & Food Co., Ltd., Class A	27,390	279,310
Fosun International, Ltd.	742,892	519,558
Founder Securities Co., Ltd., Class A	112,400	113,646
Fountain SET Holdings, Ltd.	858,000	76,511
Foxconn Industrial Internet Co., Ltd., Class A	132,600	308,744
FriendTimes, Inc.	278,000	35,060
Fu Shou Yuan International Group, Ltd.	955,000	773,742
Fufeng Group, Ltd.	992,600	600,625
Fujian Boss Software Development Co., Ltd., Class A	9,000	25,479
Fujian Funeng Co., Ltd., Class A	43,900	74,506
*Fujian Green Pine Co., Ltd., Class A	10,300	8,763
Fujian Longking Co., Ltd., Class A	41,900	100,767
Fujian Star-net Communication Co., Ltd., Class A	19,400	59,434
Fujian Sunner Development Co., Ltd., Class A	39,600	122,405
*Fulin Precision Co., Ltd., Class A	21,600	31,761
Fulongma Group Co., Ltd., Class A	10,200	14,630
ΩFuyao Glass Industry Group Co., Ltd., Class H	291,600	1,181,274
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	9,000	48,073
ΩGanfeng Lithium Group Co., Ltd., Class H	61,240	401,381
Gansu Qilianshan Cement Group Co., Ltd., Class A	32,400	52,742
Gansu Shangfeng Cement Co., Ltd., Class A	36,240	58,889
Gaona Aero Material Co., Ltd., Class A	4,700	25,838
G-bits Network Technology Xiamen Co., Ltd., Class A	2,400	181,611
GCL Energy Technology Co., Ltd.	36,500	75,022
*GCL New Energy Holdings, Ltd.	190,164	12,597
GCL-Poly Energy Holdings, Ltd.	5,571,000	1,390,994
*GD Power Development Co., Ltd., Class A	49,400	27,543
*GDS Holdings, Ltd., Class A	646,100	1,242,832
#*GDS Holdings, Ltd., Sponsored ADR	1,566	24,320
Geely Automobile Holdings, Ltd.	3,532,000	4,341,941
GEM Co., Ltd., Class A	45,700	46,405
Gemdale Corp., Class A	69,500	81,915
Gemdale Properties & Investment Corp., Ltd.	4,256,000	281,930
*Genimous Technology Co., Ltd., Class A	41,500	39,323
*GEPIC Energy Development Co, Ltd., Class A	23,500	17,277
Getein Biotech, Inc., Class A	18,760	38,586
GF Securities Co., Ltd., Class H	341,800	489,412

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Giant Network Group Co., Ltd., Class A	70,200	$160,614
GigaDevice Semiconductor, Inc., Class A	2,000	31,335
*Ginlong Technologies Co., Ltd., Class A	1,800	29,587
Glarun Technology Co., Ltd., Class A	35,300	82,192
*Glorious Property Holdings, Ltd.	1,665,000	16,120
GoerTek, Inc., Class A	66,700	170,911
Goke Microelectronics Co., Ltd., Class A	6,100	89,695
*Golden Eagle Retail Group, Ltd.	273,000	157,194
GoldenHome Living Co., Ltd., Class A	4,396	22,509
Goldenmax International Group, Ltd., Class A	25,100	30,708
#*»GOME Retail Holdings, Ltd.	3,285,060	43,941
*Goodbaby International Holdings, Ltd.	433,000	30,338
Gotion High-tech Co., Ltd., Class A	13,300	52,829
*Grand Baoxin Auto Group, Ltd.	439,881	20,173
*Grand Industrial Holding Group Co., Ltd.	11,700	13,706
Grand Pharmaceutical Group, Ltd.	783,000	508,707
Grandblue Environment Co., Ltd., Class A	13,400	38,884
*Grandjoy Holdings Group Co., Ltd., Class A	137,600	72,743
Great Wall Motor Co., Ltd., Class H	413,500	497,260
*Greattown Holdings, Ltd., Class A	95,600	42,945
*Greatview Aseptic Packaging Co., Ltd.	543,000	121,053
Gree Electric Appliances, Inc. of Zhuhai, Class A	42,900	243,771
Gree Real Estate Co., Ltd., Class A	46,400	54,086
Greenland Hong Kong Holdings, Ltd.	589,000	45,020
Greentown China Holdings, Ltd.	703,000	841,820
ΩGreentown Management Holdings Co., Ltd.	269,000	256,324
Greentown Service Group Co., Ltd.	810,000	496,325
GRG Banking Equipment Co., Ltd., Class A	38,100	65,103
GRG Metrology & Test Group Co., Ltd., Class A	15,700	51,387
Grinm Advanced Materials Co., Ltd., Class A	24,000	47,631
Guangdong Advertising Group Co., Ltd., Class A	58,900	49,599
Guangdong Aofei Data Technology Co., Ltd., Class A	9,720	18,195
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	48,000	45,967
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	30,800	30,029
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	66,000	48,714
*Guangdong Dowstone Technology Co., Ltd., Class A	18,900	35,789
Guangdong Great River Smarter Logistics Co., Ltd., Class A	14,020	43,741
Guangdong HEC Technology Holding Co., Ltd., Class A	42,100	47,249
Guangdong Hongda Holdings Group Co., Ltd., Class A	14,100	60,874
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	67,482	32,556
*Guangdong Hybribio Biotech Co., Ltd., Class A	15,700	33,222
Guangdong Investment, Ltd.	878,000	838,864
Guangdong Kinlong Hardware Products Co., Ltd., Class A	3,900	39,348
Guangdong Provincial Expressway Development Co., Ltd., Class A	10,277	11,519
Guangdong Sirio Pharma Co., Ltd., Class A	3,600	18,293
Guangdong South New Media Co., Ltd., Class A	9,200	65,327
Guangdong Tapai Group Co., Ltd., Class A	47,300	55,408
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	26,200	61,798
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	33,100	106,186
Guanghui Energy Co., Ltd., Class A	146,800	196,984
*Guangshen Railway Co., Ltd., Class H	746,950	174,132
Guangxi Liugong Machinery Co., Ltd., Class A	69,500	76,494
Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	16,100	55,417
Guangxi Wuzhou Communications Co., Ltd., Class A	34,500	21,478
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	135,000	50,894
Guangzhou Automobile Group Co., Ltd., Class H	724,000	449,162
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	48,000	157,454
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	2,700	20,338

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Guangzhou Haige Communications Group, Inc. Co., Class A	95,700	$136,156
Guangzhou KDT Machinery Co., Ltd., Class A	16,940	40,617
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	10,600	125,242
Guangzhou Restaurant Group Co., Ltd., Class A	22,200	98,410
Guangzhou Shangpin Home Collection Co., Ltd., Class A	6,500	20,139
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	9,800	93,410
Guangzhou Tinci Materials Technology Co., Ltd., Class A	8,800	54,250
Guangzhou Wondfo Biotech Co., Ltd., Class A	14,007	60,898
Guangzhou Zhujiang Brewery Co., Ltd., Class A	38,500	52,106
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	8,700	23,939
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	54,000	63,256
Guizhou Gas Group Corp., Ltd., Class A	23,300	26,654
Guizhou Panjiang Refined Coal Co., Ltd., Class A	90,700	88,823
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	79,400	55,852
*Guocheng Mining Co., Ltd.	9,200	23,959
Guolian Securities Co., Ltd., Class H	107,500	52,860
Guomai Technologies, Inc., Class A	44,800	50,279
Guosen Securities Co., Ltd., Class A	92,900	126,269
*Guosheng Financial Holding, Inc., Class A	66,960	79,115
Guoyuan Securities Co., Ltd., Class A	83,800	84,729
*H World Group, Ltd.	15,000	68,791
#*ΩHaichang Ocean Park Holdings, Ltd.	996,000	205,547
Haier Smart Home Co., Ltd., Class H	1,177,000	3,815,928
Hailir Pesticides and Chemicals Group Co., Ltd., Class A	10,928	31,064
*Hainan Meilan International Airport Co., Ltd.	57,000	117,632
Hainan Poly Pharm Co., Ltd.	15,400	46,979
Hainan Strait Shipping Co., Ltd., Class A	51,500	50,806
Haitian International Holdings, Ltd.	446,000	1,153,365
Haitong Securities Co., Ltd., Class H	571,200	378,379
*Hand Enterprise Solutions Co., Ltd., Class A	33,900	52,736
*Hang Zhou Great Star Industrial Co., Ltd., Class A	40,700	111,461
Hangcha Group Co., Ltd., Class A	24,200	74,558
Hangjin Technology Co., Ltd., Class A	16,600	96,820
Hangxiao Steel Structure Co., Ltd., Class A	52,100	33,413
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	127,400	169,664
*Hangzhou Century Co., Ltd., Class A	29,800	21,350
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	4,800	33,903
Hangzhou First Applied Material Co., Ltd., Class A	10,500	74,512
*Hangzhou Lion Electronics Co., Ltd., Class A	2,400	15,981
*Hangzhou Oxygen Plant Group Co., Ltd., Class A	13,500	78,388
Hangzhou Robam Appliances Co., Ltd., Class A	20,600	77,511
Hangzhou Silan Microelectronics Co., Ltd., Class A	13,252	62,975
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	6,200	51,417
*Han’s Laser Technology Industry Group Co., Ltd., Class A	34,900	131,671
ΩHansoh Pharmaceutical Group Co., Ltd.	104,000	189,190
*ΩHarbin Bank Co., Ltd., Class H	231,000	7,945
Harbin Boshi Automation Co., Ltd., Class A	28,765	68,970
*Harbin Electric Co., Ltd., Class H	354,236	157,490
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	27,400	9,142
*<»Harmonicare	74,000	—
HBIS Resources Co., Ltd., Class A	27,800	55,775
Health & Happiness H&H International Holdings, Ltd.	124,500	212,525
*Healthcare Co., Ltd., Class A	14,400	21,215
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	27,700	128,953
Hefei Meiya Optoelectronic Technology, Inc., Class A	22,581	88,553
Hefei Urban Construction Development Co., Ltd., Class A	17,000	16,231
Heilongjiang Agriculture Co., Ltd., Class A	39,700	77,814
Henan Lingrui Pharmaceutical Co., Class A	10,700	25,826

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Henan Shenhuo Coal & Power Co., Ltd., Class A	94,300	$222,019
Henan Shuanghui Investment & Development Co., Ltd., Class A	52,790	190,245
Henan Thinker Automatic Equipment Co., Ltd., Class A	13,524	36,900
*Henan Yicheng New Energy Co., Ltd., Class A	33,600	25,916
Henan Yuguang Gold & Lead Co., Ltd., Class A	26,400	24,328
*Henan Yuneng Holdings Co., Ltd., Class A	27,200	17,405
Henan Zhongyuan Expressway Co., Ltd., Class A	75,500	37,187
Hengan International Group Co., Ltd.	637,500	2,842,393
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	49,200	135,023
Hengli Petrochemical Co., Ltd., Class A	95,400	217,719
Hengtong Optic-electric Co., Ltd., Class A	45,400	95,479
Hengyi Petrochemical Co., Ltd., Class A	80,782	89,495
Hesteel Co., Ltd., Class A	327,200	109,173
Hisense Home Appliances Group Co., Ltd., Class H	158,000	364,310
Hithink Royalflush Information Network Co., Ltd., Class A	8,400	215,956
*Holitech Technology Co., Ltd., Class A	104,700	47,032
*Hongda Xingye Co., Ltd., Class A	94,500	34,943
Hongfa Technology Co., Ltd., Class A	22,120	99,845
*Honghua Group, Ltd.	1,656,000	42,614
*Hongli Zhihui Group Co., Ltd., Class A	10,600	10,855
Hongta Securities Co., Ltd., Class A	11,710	13,954
*ΩHonworld Group, Ltd.	59,000	5,712
*ΩHope Education Group Co., Ltd.	1,552,000	118,626
Hopson Development Holdings, Ltd.	398,045	352,921
Hoyuan Green Energy Co., Ltd., Class A	10,100	129,823
*ΩHua Hong Semiconductor, Ltd.	409,000	1,669,888
*Hua Yin International Holdings, Ltd.	60,000	3,401
Huaan Securities Co., Ltd., Class A	173,190	124,828
Huabao International Holdings, Ltd.	22,000	10,342
#Huadian Power International Corp., Ltd., Class H	476,000	230,423
Huadong Medicine Co., Ltd., Class A	38,000	227,509
*Huafa Property Services Group Co., Ltd.	1,180,000	20,594
Huafon Chemical Co., Ltd., Class A	130,300	135,509
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	67,600	38,080
Huafu Fashion Co., Ltd., Class A	71,500	31,809
Huagong Tech Co., Ltd., Class A	22,200	106,843
Huaibei Mining Holdings Co., Ltd., Class A	73,100	143,492
Hualan Biological Engineering, Inc., Class A	21,800	73,304
*Huaneng Power International, Inc., Class H	740,000	460,031
#*Huanxi Media Group, Ltd.	20,000	2,522
Huapont Life Sciences Co., Ltd., Class A	78,900	60,173
ΩHuatai Securities Co., Ltd., Class H	416,600	537,076
*Huaxi Holdings Co., Ltd.	78,000	13,613
Huaxi Securities Co., Ltd., Class A	96,600	123,344
Huaxia Bank Co., Ltd., Class A	170,400	141,769
Huaxin Cement Co., Ltd., Class A	43,000	91,612
*Huaxin Cement Co., Ltd., Class H	5,800	5,771
Huayu Automotive Systems Co., Ltd., Class A	84,000	198,739
#Huazhong In-Vehicle Holdings Co., Ltd., Class V	96,000	29,595
*Huazhu Group, Ltd., Sponsored ADR	22,000	1,031,800
Hubei Biocause Pharmaceutical Co., Ltd., Class A	196,700	97,736
Hubei Energy Group Co., Ltd., Class A	35,000	21,587
Hubei Feilihua Quartz Glass Co., Ltd., Class A	10,500	72,434
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	36,200	164,967
Hubei Xingfa Chemicals Group Co., Ltd., Class A	30,920	110,313
Huishang Bank Corp., Ltd.	186,200	59,063
Huizhou Desay Sv Automotive Co., Ltd., Class A	2,600	38,824
Humanwell Healthcare Group Co., Ltd., Class A	38,700	150,814

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hunan Aihua Group Co., Ltd., Class A	13,000	$41,667
*Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	62,400	30,645
Hunan Gold Corp., Ltd., Class A	54,800	118,730
*Hunan New Wellful Co., Ltd., Class A	21,100	33,525
Hunan Valin Steel Co., Ltd., Class A	204,900	156,266
Hundsun Technologies, Inc., Class A	9,100	64,932
*ΩHygeia Healthcare Holdings Co., Ltd.	83,400	610,900
*Hytera Communications Corp., Ltd., Class A	66,700	57,709
*HyUnion Holding Co., Ltd., Class A	22,600	24,124
*IAT Automobile Technology Co., Ltd., Class A	6,200	10,782
*IBO Technology Co., Ltd.	36,000	6,054
*ΩiDreamSky Technology Holdings, Ltd.	212,400	96,325
Iflytek Co., Ltd., Class A	18,000	157,556
IKD Co., Ltd., Class A	21,800	60,237
ΩIMAX China Holding, Inc.	106,100	102,722
Industrial & Commercial Bank of China, Ltd., Class H	12,483,460	6,710,939
Industrial Bank Co., Ltd., Class A	177,500	441,491
Industrial Securities Co., Ltd., Class A	138,130	134,075
Infore Environment Technology Group Co., Ltd., Class A	121,600	93,089
*ΩIngdan, Inc.	246,000	49,201
Ingenic Semiconductor Co., Ltd., Class A	3,700	47,254
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	342,500	90,037
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	72,700	141,446
Inner Mongolia ERDOS Resources Co., Ltd., Class A	42,760	89,247
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	230,886	144,736
*Inner Mongolia Xingye Mining Co., Ltd., Class A	37,100	46,728
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	70,900	302,720
Inner Mongolia Yitai Coal Co., Ltd., Class H	77,400	157,957
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	117,000	124,212
*ΩInnovent Biologics, Inc.	27,000	128,811
*Innuovo Technology Co., Ltd., Class A	22,600	20,925
*Inspur Digital Enterprise Technology, Ltd.	174,000	84,895
Inspur Electronic Information Industry Co., Ltd., Class A	21,300	126,448
Intco Medical Technology Co., Ltd., Class A	19,440	61,437
#*iQIYI, Inc., Sponsored ADR	21,884	133,492
IReader Technology Co., Ltd., Class A	8,000	28,807
IVD Medical Holding, Ltd.	118,000	20,744
JA Solar Technology Co., Ltd., Class A	25,088	146,363
Jafron Biomedical Co., Ltd., Class A	16,200	67,390
Jason Furniture Hangzhou Co., Ltd., Class A	25,100	134,396
JCET Group Co., Ltd., Class A	47,200	187,825
*ΩJD Health International, Inc.	3,250	23,289
JD.com, Inc., Class A	46,504	805,092
Jenkem Technology Co., Ltd., Class A	686	12,468
*JH Educational Technology, Inc.	48,000	7,093
*Jiajiayue Group Co., Ltd., Class A	19,400	41,360
Jiangling Motors Corp., Ltd., Class A	15,844	31,353
*Jiangnan Group, Ltd.	1,143,000	56,787
*Jiangsu Azure Corp., Class A	22,400	35,978
Jiangsu Bioperfectus Technologies Co., Ltd., Class A	1,417	13,330
*Jiangsu Boqian New Materials Stock Co., Ltd., Class A	3,400	16,457
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	99,600	112,357
Jiangsu Eastern Shenghong Co., Ltd., Class A	40,200	73,569
Jiangsu Expressway Co., Ltd., Class H	322,000	326,106
Jiangsu GoodWe Power Supply Technology Co., Ltd., Class A	341	12,787
Jiangsu Guomao Reducer Co., Ltd., Class A	7,140	20,038
Jiangsu Guotai International Group Co., Ltd., Class A	51,700	61,085
*Jiangsu Guoxin Corp., Ltd., Class A	19,200	17,777

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,900	$96,905
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,400	23,691
Jiangsu Huahong Technology Stock Co., Ltd., Class A	9,700	18,046
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	93,500	55,101
*Jiangsu Jiejie Microelectronics Co., Ltd., Class A	6,700	19,345
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	14,000	120,926
*Jiangsu Leike Defense Technology Co., Ltd., Class A	51,500	36,450
*Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	17,400	96,635
Jiangsu Linyang Energy Co., Ltd., Class A	78,800	89,348
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	37,300	153,171
Jiangsu Provincial Agricultural Reclamation and Development Corp.	41,700	72,218
Jiangsu Shagang Co., Ltd., Class A	60,300	34,142
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	48,300	69,207
*Jiangsu Sidike New Material Science & Technology Co., Ltd., Class A	6,200	20,750
*Jiangsu Sopo Chemical Co., Class A	40,200	40,355
*Jiangsu ToLand Alloy Co., Ltd., Class A	6,400	45,297
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,600	250,824
Jiangsu Yangnong Chemical Co., Ltd., Class A	9,600	127,695
Jiangsu Yoke Technology Co., Ltd., Class A	6,300	61,569
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	24,900	113,508
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	85,440	56,892
Jiangsu Zhongtian Technology Co., Ltd., Class A	46,300	97,572
Jiangxi Bank Co., Ltd., Class H	24,500	3,090
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	13,100	22,612
Jiangxi Wannianqing Cement Co., Ltd., Class A	19,300	24,588
*Jiangyin Hengrun Heavy Industries Co., Ltd., Class A	6,900	19,983
Jiangzhong Pharmaceutical Co., Ltd., Class A	26,800	90,388
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	48,200	35,924
Jiayou International Logistics Co., Ltd., Class A	11,060	44,730
*Jilin Electric Power Co., Ltd., Class A	18,800	14,799
Jinchuan Group International Resources Co., Ltd.	1,431,000	102,085
Jinduicheng Molybdenum Co., Ltd., Class A	111,500	180,539
Jingjin Equipment, Inc., Class A	13,300	55,519
*Jingrui Holdings, Ltd.	257,000	5,566
Jinhui Liquor Co., Ltd., Class A	11,800	43,684
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	16,244	805,865
*Jinmao Property Services Co., Ltd.	37,129	17,595
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	42,500	19,030
Jinneng Science&Technology Co., Ltd., Class A	27,500	36,861
JiuGui Liquor Co., Ltd., Class A	3,900	62,973
ΩJiumaojiu International Holdings, Ltd.	378,000	841,723
Jiuzhitang Co., Ltd., Class A	36,559	69,282
Jizhong Energy Resources Co., Ltd., Class A	164,513	175,842
JL Mag Rare-Earth Co., Ltd., Class A	10,669	42,949
JNBY Design, Ltd.	173,000	190,192
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	72,044	134,759
Joinn Laboratories China Co., Ltd., Class A	10,600	75,773
*Jointo Energy Investment Co., Ltd., Class A	27,600	23,800
Jointown Pharmaceutical Group Co., Ltd., Class A	73,500	175,914
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	22,700	120,496
*Joy City Property, Ltd.	1,920,000	79,491
Joyoung Co., Ltd., Class A	25,300	59,493
ΩJS Global Lifestyle Co., Ltd.	589,500	520,419
JSTI Group, Class A	51,200	48,292
Ju Teng International Holdings, Ltd.	502,000	83,774
Jushri Technologies, Inc., Class A	14,240	25,752
*Jutal Offshore Oil Services, Ltd.	34,000	1,906
*Kaiser China Cultural Co., Ltd., Class A	28,600	26,893

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Kaishan Group Co., Ltd., Class A	20,400	$49,061
*ΩKangda International Environmental Co., Ltd.	285,000	18,153
*Kangji Medical Holdings, Ltd.	73,500	92,415
*Kasen International Holdings, Ltd.	194,000	8,650
*KBC Corp., Ltd., Class A	1,913	48,529
*Keeson Technology Corp., Ltd., Class A	9,088	14,610
Kehua Data Co., Ltd., Class A	17,700	107,377
*Keshun Waterproof Technologies Co., Ltd., Class A	34,600	53,875
Kinetic Development Group, Ltd.	812,000	67,236
Kingboard Holdings, Ltd.	485,500	1,481,258
Kingboard Laminates Holdings, Ltd.	779,500	801,356
KingClean Electric Co., Ltd., Class A	6,200	24,260
Kingfa Sci & Tech Co., Ltd., Class A	90,600	116,599
*Kingsoft Cloud Holdings, Ltd.	66,000	25,223
Kingsoft Corp., Ltd.	858,000	3,754,481
Konfoong Materials International Co., Ltd., Class A	6,300	66,911
Konka Group Co., Ltd., Class A	66,600	45,598
KPC Pharmaceuticals, Inc., Class A	19,100	58,239
Kuang-Chi Technologies Co., Ltd., Class A	7,200	18,272
Kunlun Energy Co., Ltd.	2,964,000	2,741,263
Kunlun Tech Co., Ltd., Class A	37,800	355,765
Kunming Yunnei Power Co., Ltd., Class A	78,400	27,178
*Kunshan Kersen Science & Technology Co., Ltd., Class A	12,100	11,430
*Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	7,400	76,327
Kweichow Moutai Co., Ltd., Class A	8,046	2,046,025
#*KWG Group Holdings, Ltd.	6,016,400	789,423
#KWG Living Group Holdings, Ltd.	359,200	48,504
*Lakala Payment Co., Ltd., Class A	23,800	58,269
Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	24,300	18,638
Lao Feng Xiang Co., Ltd., Class A	12,595	122,471
Laobaixing Pharmacy Chain JSC, Class A	23,660	119,099
*Launch Tech Co., Ltd., Class H	19,000	5,277
LB Group Co., Ltd., Class A	63,000	157,608
#Lee & Man Chemical Co., Ltd.	126,300	82,378
Lee & Man Paper Manufacturing, Ltd.	876,600	371,862
Lee’s Pharmaceutical Holdings, Ltd.	122,000	23,312
ΩLegend Holdings Corp., Class H	344,600	359,969
Lenovo Group, Ltd.	7,430,000	7,591,001
Lens Technology Co., Ltd., Class A	75,400	126,987
*Leo Group Co., Ltd., Class A	192,856	62,677
Lepu Medical Technology Beijing Co., Ltd., Class A	31,300	108,142
Leyard Optoelectronic Co., Ltd., Class A	68,600	62,722
#*Li Auto, Inc., ADR	1,398	32,853
*Li Auto, Inc., Class A	28,500	332,020
Li Ning Co., Ltd.	459,000	3,265,666
Lianhe Chemical Technology Co., Ltd., Class A	24,100	41,842
Liao Ning Oxiranchem, Inc., Class A	28,090	32,702
Lier Chemical Co., Ltd., Class A	28,299	59,637
*Lifestyle China Group, Ltd.	229,500	33,621
*Lifetech Scientific Corp.	1,476,000	515,196
*Lingyi iTech Guangdong Co., Class A	143,600	122,998
#Livzon Pharmaceutical Group, Inc., Class H	80,656	291,804
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	10,200	34,092
#LK Technology Holdings, Ltd.	288,750	292,800
Loncin Motor Co., Ltd., Class A	71,200	49,364
Long Yuan Construction Group Co., Ltd., Class A	60,200	43,303
ΩLongfor Group Holdings, Ltd.	1,112,500	3,025,755
Longhua Technology Group Luoyang Co., Ltd., Class A	24,200	27,824

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
LONGi Green Energy Technology Co., Ltd., Class A	61,236	$308,424
Longshine Technology Group Co., Ltd., Class A	12,500	43,278
Lonking Holdings, Ltd.	1,265,000	223,997
Luenmei Quantum Co., Ltd., Class A	66,200	58,615
Luolai Lifestyle Technology Co., Ltd., Class A	35,800	65,930
*Luoniushan Co., Ltd., Class A	46,000	49,699
#*Luoyang Glass Co., Ltd., Class H	96,000	93,066
Lushang Health Industry Development Co., Ltd., Class A	29,100	46,067
Luxi Chemical Group Co., Ltd., Class A	74,000	128,157
Luxshare Precision Industry Co., Ltd., Class A	59,300	223,555
*ΩLuye Pharma Group, Ltd.	1,689,500	828,619
Luzhou Laojiao Co., Ltd., Class A	12,700	415,014
#*LVGEM China Real Estate Investment Co., Ltd.	162,000	35,083
Maanshan Iron & Steel Co., Ltd., Class H	670,000	142,537
Maccura Biotechnology Co., Ltd., Class A	17,700	42,005
Mango Excellent Media Co., Ltd., Class A	53,800	278,820
*ΩMaoyan Entertainment	332,400	367,550
*Markor International Home Furnishings Co., Ltd., Class A	82,100	32,255
Mayinglong Pharmaceutical Group Co., Ltd., Class A	11,200	42,320
*Meilleure Health International Industry Group, Ltd.	210,000	7,223
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	88,500	89,609
*ΩMeitu, Inc.	982,500	272,851
*ΩMeituan, Class B	96,620	1,637,022
Metallurgical Corp. of China, Ltd., Class H	878,000	267,318
M-Grass Ecology And Environment Group Co., Ltd., Class A	44,300	22,204
Midea Group Co., Ltd., Class A	82,300	674,971
ΩMidea Real Estate Holding, Ltd.	41,600	49,550
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	2,300	30,697
Ming Yang Smart Energy Group, Ltd., Class A	35,100	104,744
Ming Yuan Cloud Group Holdings, Ltd.	85,000	43,854
*Mingfa Group International Co., Ltd.	589,000	22,510
Minmetals Land, Ltd.	764,000	46,230
ΩMinsheng Education Group Co., Ltd.	70,000	3,299
Minth Group, Ltd.	408,000	1,174,639
MLS Co., Ltd., Class A	56,378	72,394
*MMG, Ltd.	1,956,000	712,641
*ΩMobvista, Inc.	106,000	52,663
Monalisa Group Co., Ltd., Class A	9,800	24,333
Montage Technology Co., Ltd., Class A	2,439	21,455
*Montnets Cloud Technology Group Co., Ltd., Class A	25,100	54,382
Muyuan Foods Co., Ltd., Class A	14,100	97,493
*»Nan Hai Corp., Ltd.	8,450,000	7,105
NanJi E-Commerce Co., Ltd., Class A	63,800	40,547
Nanjing Hanrui Cobalt Co., Ltd., Class A	6,612	31,669
Nanjing Iron & Steel Co., Ltd., Class A	181,200	96,054
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	37,004	77,501
*Nanjing Sample Technology Co., Ltd., Class H	18,000	9,241
*Nanjing Securities Co., Ltd., Class A	43,100	53,414
Nanjing Xinjiekou Department Store Co., Ltd., Class A	49,700	58,865
Nanjing Yunhai Special Metals Co., Ltd., Class A	13,600	45,476
*Nantong Jianghai Capacitor Co., Ltd., Class A	22,100	64,066
NARI Technology Co., Ltd., Class A	40,680	153,477
NAURA Technology Group Co., Ltd., Class A	1,000	48,318
NavInfo Co., Ltd., Class A	41,300	70,630
NetDragon Websoft Holdings, Ltd.	170,500	332,751
NetEase, Inc.	176,500	3,116,333
#NetEase, Inc., Sponsored ADR	38,303	3,413,946
New China Life Insurance Co., Ltd., Class H	531,300	1,516,085

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
New Hope Dairy Co., Ltd., Class A	14,300	$34,184
*New Hope Liuhe Co., Ltd., Class A	58,500	109,932
*New World Department Store China, Ltd.	223,000	25,567
Newland Digital Technology Co., Ltd., Class A	31,400	72,522
Nexteer Automotive Group, Ltd.	830,000	463,114
#Nine Dragons Paper Holdings, Ltd.	1,566,000	1,083,247
Ninestar Corp., Class A	9,800	56,026
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	17,100	13,634
Ningbo Haitian Precision Machinery Co., Ltd., Class A	4,900	23,009
Ningbo Huaxiang Electronic Co., Ltd., Class A	26,600	50,370
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	25,400	46,851
*Ningbo Joyson Electronic Corp., Class A	46,300	102,989
Ningbo Orient Wires & Cables Co., Ltd., Class A	13,400	90,679
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	3,841	36,883
Ningbo Sanxing Medical Electric Co., Ltd., Class A	42,000	83,718
Ningbo Tuopu Group Co., Ltd., Class A	7,800	57,008
Ningbo Xusheng Group Co., Ltd., Class A	7,252	24,302
Ningbo Zhoushan Port Co., Ltd., Class A	81,900	44,835
Ningxia Baofeng Energy Group Co., Ltd., Class A	142,600	271,472
#*NIO, Inc., Class A	36,110	285,664
#*NIO, Inc., Sponsored ADR	4,547	35,785
*Niu Technologies, ADR	1,581	5,881
North Huajin Chemical Industries Co., Ltd., Class A	59,300	59,872
North Industries Group Red Arrow Co., Ltd., Class A	29,700	77,990
Northeast Securities Co., Ltd., Class A	88,200	97,076
NSFOCUS Technologies Group Co., Ltd., Class A	17,700	32,443
*Oceanwide Holdings Co., Ltd., Class A	136,500	16,956
#*ΩOcumension Therapeutics	53,000	59,550
Offshore Oil Engineering Co., Ltd., Class A	173,400	168,560
*OFILM Group Co., Ltd., Class A	40,900	28,179
Olympic Circuit Technology Co., Ltd.	15,400	39,171
Oppein Home Group, Inc., Class A	10,400	172,977
Opple Lighting Co., Ltd., Class A	22,700	68,298
ORG Technology Co., Ltd., Class A	94,833	65,475
*Orient Group, Inc., Class A	144,200	48,738
Orient Overseas International, Ltd.	57,500	1,163,200
ΩOrient Securities Co., Ltd., Class H	214,000	127,311
*Oriental Energy Co., Ltd., Class A	58,300	74,525
*Ourpalm Co., Ltd., Class A	108,600	96,627
Ovctek China, Inc., Class A	5,800	27,118
Pacific Online, Ltd.	210,000	21,402
*Pacific Securities Co., Ltd. (The), Class A	264,300	103,838
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	6,800	23,082
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	67,100	40,706
PAX Global Technology, Ltd.	371,000	304,838
PCI Technology Group Co., Ltd., Class A	52,800	53,538
*PDD Holdings, Inc., Sponsored ADR	4,708	320,850
*ΩPeijia Medical, Ltd.	109,000	137,467
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	212,200	72,948
People.cn Co., Ltd., Class A	12,200	36,266
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	422,966
Perfect World Co., Ltd., Class A	22,900	72,505
PetroChina Co., Ltd., Class H	4,960,000	3,430,974
PharmaBlock Sciences Nanjing, Inc., Class A	2,200	17,757
ΩPharmaron Beijing Co., Ltd., Class H	50,150	216,255
PhiChem Corp., Class A	14,800	38,992
PICC Property & Casualty Co., Ltd., Class H	2,787,753	3,363,103
Ping An Bank Co., Ltd., Class A	165,900	300,732

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*ΩPing An Healthcare and Technology Co., Ltd.	154,100	$383,194
Ping An Insurance Group Co. of China, Ltd., Class H	1,811,000	13,080,893
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	106,140	147,484
*PNC Process Systems Co., Ltd., Class A	3,600	21,761
Poly Developments and Holdings Group Co., Ltd., Class A	34,400	69,115
Poly Property Group Co., Ltd.	1,425,646	370,491
Poly Property Services Co., Ltd., Class H	78,000	480,426
#ΩPostal Savings Bank of China Co., Ltd., Class H	1,262,000	819,908
Pou Sheng International Holdings, Ltd.	1,268,000	104,995
Power Construction Corp. of China, Ltd., Class A	189,700	210,709
Prinx Chengshan Holdings, Ltd.	101,500	72,279
Proya Cosmetics Co., Ltd.	1,600	38,803
*Q Technology Group Co., Ltd.	279,000	135,414
Qianhe Condiment and Food Co., Ltd., Class A	10,080	34,594
Qifu Technology, Inc., ADR	32,276	569,349
Qingdao East Steel Tower Stock Co., Ltd., Class A	38,500	44,821
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	13,600	29,034
Qingdao Gon Technology Co., Ltd., Class A	9,300	33,166
Qingdao Haier Biomedical Co., Ltd., Class A	3,330	33,207
Qingdao Hanhe Cable Co., Ltd., Class A	104,100	61,198
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	9,200	38,656
ΩQingdao Port International Co., Ltd., Class H	155,000	90,632
Qingdao Rural Commercial Bank Corp., Class A	221,500	92,782
*Qingdao Sentury Tire Co., Ltd., Class A	4,800	20,148
*Qingdao TGOOD Electric Co., Ltd., Class A	21,500	57,389
Qingdao Topscomm Communication, Inc., Class A	26,600	35,809
Qinhuangdao Port Co., Ltd., Class H	280,000	48,867
Quectel Wireless Solutions Co., Ltd., Class A	2,900	32,689
#Radiance Holdings Group Co., Ltd.	68,000	35,170
Rainbow Digital Commercial Co., Ltd., Class A	50,700	45,550
Raytron Technology Co., Ltd., Class A	5,672	42,364
Realcan Pharmaceutical Group Co., Ltd., Class A	64,100	34,720
#ΩRed Star Macalline Group Corp., Ltd., Class H	183,739	82,625
#*»ΩRedco Properties Group, Ltd.	730,000	123,683
*ΩRemegen Co., Ltd., Class H	7,000	40,841
Renhe Pharmacy Co., Ltd., Class A	61,500	58,540
Renrui Human Resources Technology Holdings, Ltd.	12,800	6,245
*Rianlon Corp., Class A	6,300	36,854
*Risen Energy Co., Ltd., Class A	18,100	64,967
*RiseSun Real Estate Development Co., Ltd., Class A	160,600	36,884
Riyue Heavy Industry Co., Ltd., Class A	15,200	47,577
Road King Infrastructure, Ltd.	96,000	38,156
Rongan Property Co., Ltd., Class A	82,400	33,444
Rongsheng Petrochemical Co., Ltd., Class A	159,800	305,139
*Roshow Technology Co., Ltd., Class A	29,700	32,989
*Ruida Futures Co., Ltd., Class A	5,200	10,996
Sai Micro Electronics, Inc., Class A	15,000	43,896
SAIC Motor Corp., Ltd., Class A	43,500	88,718
Sailun Group Co., Ltd., Class A	100,700	149,379
Sanan Optoelectronics Co., Ltd., Class A	15,900	40,834
Sangfor Technologies, Inc., Class A	700	12,046
Sanquan Food Co., Ltd., Class A	35,070	85,101
Sansteel Minguang Co., Ltd. Fujian, Class A	80,000	54,425
Sansure Biotech, Inc., Class A	26,707	72,253
Sany Heavy Equipment International Holdings Co., Ltd.	462,000	612,084
Sany Heavy Industry Co., Ltd., Class A	70,500	167,919
Satellite Chemical Co., Ltd.	94,025	192,715
SDIC Power Holdings Co., Ltd., Class A	13,600	23,160

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sealand Securities Co., Ltd., Class A	200,950	$101,299
*Seazen Group, Ltd.	1,580,952	338,348
*Seazen Holdings Co., Ltd., Class A	63,300	135,958
#S-Enjoy Service Group Co., Ltd.	129,000	79,866
SF Holding Co., Ltd., Class A	26,779	218,348
SG Micro Corp., Class A	2,700	48,398
SGIS Songshan Co., Ltd., Class A	93,700	36,407
Shaanxi Coal Industry Co., Ltd., Class A	177,300	501,175
*Shaanxi Construction Machinery Co., Ltd., Class A	38,610	28,219
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	91,300	184,624
Shandong Bohui Paper Industrial Co., Ltd., Class A	44,300	40,888
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	48,488	150,789
*Shandong Chenming Paper Holdings, Ltd., Class H	148,750	45,668
Shandong Dawn Polymer Co., Ltd., Class A	4,300	10,695
*Shandong Dongyue Organosilicon Material Co., Ltd., Class A	33,200	49,633
ΩShandong Gold Mining Co., Ltd., Class H	176,500	375,489
Shandong Head Group Co., Ltd., Class A	10,680	30,482
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	32,600	144,277
Shandong Hi-speed Co., Ltd., Class A	24,201	25,238
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	64,400	72,090
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	61,300	282,273
Shandong Humon Smelting Co., Ltd., Class A	50,891	90,120
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	4,600	13,368
Shandong Linglong Tyre Co., Ltd., Class A	30,500	97,008
*Shandong Longda Meishi Co., Ltd., Class A	17,200	20,819
*Shandong Molong Petroleum Machinery Co., Ltd., Class H	59,600	20,272
Shandong Nanshan Aluminum Co., Ltd., Class A	156,300	76,533
Shandong New Beiyang Information Technology Co., Ltd., Class A	25,600	27,659
Shandong Pharmaceutical Glass Co., Ltd., Class A	10,700	37,989
Shandong Publishing & Media Co., Ltd., Class A	55,300	92,496
Shandong Sun Paper Industry JSC, Ltd., Class A	81,000	133,260
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,766,000	4,700,498
Shandong Xiantan Co., Ltd., Class A	21,700	28,147
Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	95,290
Shanghai AJ Group Co., Ltd., Class A	64,100	49,904
*Shanghai AtHub Co., Ltd., Class A	7,760	38,995
Shanghai Bailian Group Co., Ltd., Class A	60,200	116,083
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	10,500	62,151
Shanghai Baosight Software Co., Ltd., Class A	15,600	121,677
Shanghai Belling Co., Ltd., Class A	29,400	79,963
Shanghai Construction Group Co., Ltd., Class A	206,384	84,959
Shanghai Daimay Automotive Interior Co., Ltd., Class A	18,219	44,474
Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	29,000	4,544
*Shanghai Electric Group Co., Ltd., Class H	678,000	183,106
*Shanghai Electric Power Co., Ltd., Class A	15,500	23,418
Shanghai Environment Group Co., Ltd., Class A	49,151	68,722
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	65,000	185,066
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	140,000	421,789
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	44,966
*Shanghai Fullhan Microelectronics Co., Ltd., Class A	5,800	49,939
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	8,680	55,629
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	20,300	71,838
ΩShanghai Haohai Biological Technology Co., Ltd., Class H	7,100	38,892
Shanghai Industrial Development Co., Ltd., Class A	58,900	30,457
Shanghai Industrial Holdings, Ltd.	271,000	396,321
Shanghai Industrial Urban Development Group, Ltd.	941,200	58,151
*Shanghai International Airport Co., Ltd., Class A	10,400	80,667
Shanghai International Port Group Co., Ltd., Class A	71,200	58,928

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Jahwa United Co., Ltd., Class A	9,500	$40,150
Shanghai Jinjiang International Hotels Co., Ltd., Class A	9,200	71,081
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	25,200	42,623
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	20,800	36,924
*Shanghai Kindly Medical Instruments Co., Ltd., Class H	3,000	10,815
Shanghai Kinetic Medical Co., Ltd., Class A	12,800	13,108
Shanghai Liangxin Electrical Co., Ltd., Class A	22,720	37,707
Shanghai Lingang Holdings Corp., Ltd., Class A	18,700	33,196
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	32,300	47,074
Shanghai M&G Stationery, Inc., Class A	15,900	106,448
Shanghai Maling Aquarius Co., Ltd., Class A	40,800	48,972
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	29,600	61,310
Shanghai Medicilon, Inc., Class A	2,683	58,130
Shanghai MicroPort Endovascular MedTech Group Co., Ltd., Class A	1,283	32,097
Shanghai Moons’ Electric Co., Ltd., Class A	7,400	41,643
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	416,500	844,683
Shanghai Pioneer Holding, Ltd.	106,000	34,974
Shanghai Pudong Development Bank Co., Ltd., Class A	170,754	187,445
*Shanghai Putailai New Energy Technology Co., Ltd., Class A	8,300	62,604
Shanghai RAAS Blood Products Co., Ltd., Class A	93,900	89,109
*Shanghai Runda Medical Technology Co., Ltd., Class A	21,900	40,996
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	40,400	78,370
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	8,500	51,516
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	32,800	48,940
Shanghai Tunnel Engineering Co., Ltd., Class A	129,000	121,859
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	41,200	69,626
Shanghai Wanye Enterprises Co., Ltd., Class A	14,900	44,055
Shanghai Weaver Network Co., Ltd., Class A	2,200	24,008
Shanghai Yaoji Technology Co., Ltd., Class A	6,900	34,384
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	71,824	82,995
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	57,100	128,827
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	39,310	30,207
Shanxi Blue Flame Holding Co., Ltd., Class A	46,400	53,952
Shanxi Coking Co., Ltd., Class A	95,200	73,979
Shanxi Coking Coal Energy Group Co., Ltd., Class A	136,600	202,633
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	96,400	280,571
Shanxi Meijin Energy Co., Ltd., Class A	101,700	116,195
Shanxi Securities Co., Ltd., Class A	106,750	90,664
Shanxi Taigang Stainless Steel Co., Ltd., Class A	172,000	99,375
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	7,600	272,747
Shanying International Holding Co., Ltd., Class A	194,900	66,719
*Shengda Resources Co., Ltd., Class A	25,800	69,873
Shenghe Resources Holding Co., Ltd., Class A	46,600	92,685
*ΩShengjing Bank Co., Ltd.	144,500	106,950
Shengyi Technology Co., Ltd., Class A	54,600	126,578
Shennan Circuits Co., Ltd., Class A	9,768	116,060
ΩShenwan Hongyuan Group Co., Ltd., Class H	632,000	127,207
Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	1,500	37,950
Shenzhen Agricultural Products Group Co., Ltd., Class A	65,600	61,021
Shenzhen Airport Co., Ltd., Class A	79,400	83,835
*Shenzhen Aisidi Co., Ltd., Class A	44,800	56,168
*Shenzhen Anche Technologies Co., Ltd., Class A	13,300	33,715
Shenzhen Capchem Technology Co., Ltd., Class A	3,240	22,814
*Shenzhen Center Power Tech Co., Ltd., Class A	7,100	17,260
Shenzhen Cereals Holdings Co., Ltd., Class A	43,000	47,141
Shenzhen Changhong Technology Co., Ltd., Class A	5,300	13,428
*Shenzhen Comix Group Co., Ltd., Class A	19,700	20,744
Shenzhen Das Intellitech Co., Ltd., Class A	71,100	39,641

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Desay Battery Technology Co., Class A	11,600	$61,893
Shenzhen Dynanonic Co., Ltd., Class A	2,392	56,548
Shenzhen Ellassay Fashion Co., Ltd., Class A	5,600	9,779
Shenzhen Envicool Technology Co., Ltd., Class A	4,810	27,617
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	40,600	66,970
Shenzhen Expressway Corp., Ltd., Class H	210,000	195,557
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	58,800	125,358
Shenzhen Gas Corp., Ltd., Class A	52,300	52,200
Shenzhen Gongjin Electronics Co., Ltd., Class A	23,200	31,031
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	22,100	50,276
Shenzhen Huaqiang Industry Co., Ltd., Class A	21,300	37,688
Shenzhen Inovance Technology Co., Ltd., Class A	8,600	76,767
Shenzhen International Holdings, Ltd.	989,456	888,631
Shenzhen Investment, Ltd.	1,439,142	276,832
Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	14,100	22,668
Shenzhen Jinjia Group Co., Ltd., Class A	35,400	37,378
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	43,600	33,566
Shenzhen Kaifa Technology Co., Ltd., Class A	56,400	145,089
*Shenzhen Kangtai Biological Products Co., Ltd., Class A	13,520	59,191
Shenzhen Kedali Industry Co., Ltd., Class A	2,300	45,513
Shenzhen Kinwong Electronic Co., Ltd., Class A	26,900	89,521
Shenzhen Kstar Science And Technology Co., Ltd., Class A	13,300	89,714
Shenzhen Laibao Hi-tech Co., Ltd., Class A	26,900	31,822
Shenzhen Leaguer Co., Ltd., Class A	16,200	20,357
Shenzhen Megmeet Electrical Co., Ltd., Class A	14,100	61,221
Shenzhen Microgate Technology Co., Ltd., Class A	13,100	16,159
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,700	346,893
*Shenzhen MTC Co., Ltd., Class A	188,600	131,032
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	110,600	54,156
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	93,000	43,792
Shenzhen Overseas Chinese Town Co., Ltd., Class A	138,100	99,936
Shenzhen Properties & Resources Development Group, Ltd., Class A	25,100	35,058
Shenzhen SC New Energy Technology Corp., Class A	5,000	74,243
*Shenzhen Senior Technology Material Co., Ltd., Class A	29,700	73,915
Shenzhen Sunline Tech Co., Ltd., Class A	24,266	40,973
Shenzhen Sunlord Electronics Co., Ltd., Class A	26,800	85,317
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	27,700	48,212
Shenzhen Sunway Communication Co., Ltd., Class A	21,500	59,563
Shenzhen Tagen Group Co., Ltd., Class A	72,500	56,130
*Shenzhen Topband Co., Ltd., Class A	26,200	42,612
Shenzhen Transsion Holdings Co., Ltd., Class A	15,861	249,716
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	41,700	41,319
*Shenzhen World Union Group, Inc., Class A	65,280	25,553
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	93,400	72,041
Shenzhen Yinghe Technology Co., Ltd., Class A	21,000	55,842
Shenzhen Ysstech Info-tech Co., Ltd., Class A	19,500	24,082
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	26,200	95,858
Shenzhen Zhenye Group Co., Ltd., Class A	61,900	43,274
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	140,700	102,834
Shenzhou International Group Holdings, Ltd.	249,000	2,374,253
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	55,795	55,769
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	41,301	187,736
*»Shimao Group Holdings, Ltd.	1,289,500	136,147
Shinghwa Advanced Material Group Co., Ltd., Class A	5,657	53,308
Shinva Medical Instrument Co., Ltd., Class A	14,700	68,306
#Shoucheng Holdings, Ltd.	800,000	206,882
Shougang Fushan Resources Group, Ltd.	999,839	338,803
Shui On Land, Ltd.	1,623,156	196,435

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sichuan Chuantou Energy Co., Ltd., Class A	13,100	$27,210
*Sichuan Development Lomon Co., Ltd., Class A	54,600	73,738
Sichuan Expressway Co., Ltd., Class H	266,000	68,110
*Sichuan Haite High-tech Co., Ltd., Class A	19,700	25,353
Sichuan Hebang Biotechnology Co., Ltd., Class A	319,400	127,331
Sichuan Hexie Shuangma Co., Ltd., Class A	24,300	67,461
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	7,540	33,936
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	37,100	170,408
*Sichuan Lutianhua Co., Ltd., Class A	46,700	30,557
*Sichuan New Energy Power Co., Ltd.	31,900	67,456
Sichuan Road and Bridge Group Co., Ltd., Class A	140,900	322,575
Sichuan Swellfun Co., Ltd., Class A	6,300	59,649
Sichuan Yahua Industrial Group Co., Ltd., Class A	42,400	114,953
Sieyuan Electric Co., Ltd., Class A	9,600	63,730
SIIC Environment Holdings, Ltd.	499,200	72,963
#ΩSimcere Pharmaceutical Group, Ltd.	210,000	247,455
Sino Biopharmaceutical, Ltd.	4,967,745	2,746,533
Sino Wealth Electronic, Ltd., Class A	11,010	53,990
Sinocare, Inc., Class A	5,900	24,492
Sinofert Holdings, Ltd.	1,054,000	132,927
Sinofibers Technology Co., Ltd., Class A	10,000	75,716
Sinolink Securities Co., Ltd., Class A	58,056	78,741
Sinoma International Engineering Co., Class A	78,000	162,461
Sinoma Science & Technology Co., Ltd., Class A	46,600	142,023
Sino-Ocean Group Holding, Ltd.	2,107,332	185,233
Sinopec Engineering Group Co., Ltd., Class H	760,500	393,334
*Sinopec Oilfield Service Corp., Class H	1,372,000	115,354
Sinopharm Group Co., Ltd., Class H	1,320,800	4,669,130
Sino-Platinum Metals Co., Ltd., Class A	12,090	29,250
Sinosoft Co., Ltd., Class A	12,500	70,343
Sinosteel Engineering & Technology Co., Ltd., Class A	37,500	47,990
Sinotrans, Ltd., Class H	927,000	320,026
Sinotruk Jinan Truck Co., Ltd., Class A	49,860	105,075
Skyworth Digital Co., Ltd., Class A	36,700	86,989
Skyworth Group, Ltd.	1,002,324	497,976
ΩSmoore International Holdings, Ltd.	674,000	783,052
Sobute New Materials Co., Ltd., Class A	9,100	19,309
*SOHO China, Ltd.	1,238,500	206,682
Solargiga Energy Holdings, Ltd.	518,000	16,035
SooChow Securities Co., Ltd., Class A	96,812	101,241
*»South Manganese Investment, Ltd.	361,000	22,764
Southwest Securities Co., Ltd., Class A	127,600	70,774
SSY Group, Ltd.	1,231,042	857,820
State Grid Information & Communication Co., Ltd., Class A	33,700	90,490
*STO Express Co., Ltd., Class A	62,900	97,486
Sumavision Technologies Co., Ltd., Class A	44,500	41,780
Sun Art Retail Group, Ltd.	888,500	384,833
*Sun King Technology Group, Ltd.	326,000	72,676
Sunflower Pharmaceutical Group Co., Ltd., Class A	21,800	82,971
Sunfly Intelligent Technology Co., Ltd., Class A	21,100	32,306
Suning Universal Co., Ltd., Class A	102,400	43,485
*Suning.com Co., Ltd., Class A	84,600	23,828
Sunlands Technology Group, ADR, ADR	10	73
Sunny Optical Technology Group Co., Ltd.	312,600	3,279,355
Sunresin New Materials Co., Ltd., Class A	8,700	112,972
*»ΩSunshine 100 China Holdings, Ltd.	217,000	1,907
*Sunward Intelligent Equipment Co., Ltd., Class A	39,950	34,911
Sunwoda Electronic Co., Ltd., Class A	18,800	45,675

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Suofeiya Home Collection Co., Ltd., Class A	11,600	$31,701
Suplet Power Co., Ltd., Class A	11,420	48,413
Suzhou Anjie Technology Co., Ltd., Class A	27,800	52,522
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	27,800	99,182
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	100,200	78,154
Suzhou Good-Ark Electronics Co., Ltd., Class A	26,700	51,408
*Suzhou Maxwell Technologies Co., Ltd., Class A	1,056	41,926
Suzhou Secote Precision Electronic Co., Ltd., Class A	5,800	38,872
*Suzhou SLAC Precision Equipment Co., Ltd., Class A	9,700	18,326
Suzhou TFC Optical Communication Co., Ltd., Class A	5,900	51,873
SY Holdings Group, Ltd.	15,000	11,943
Symphony Holdings, Ltd.	450,000	53,313
Taiji Computer Corp., Ltd., Class A	17,200	99,897
*Talkweb Information System Co., Ltd., Class A	44,490	77,949
*Tangrenshen Group Co., Ltd., Class A	65,000	68,443
Tangshan Jidong Cement Co., Ltd., Class A	83,500	98,416
TangShan Port Group Co., Ltd., Class A	247,448	141,179
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	86,500	72,216
TBEA Co., Ltd., Class A	91,500	298,557
TCL Electronics Holdings, Ltd.	477,000	222,400
TCL Technology Group Corp., Class A	402,100	232,319
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	32,400	194,590
*Tech-Bank Food Co., Ltd., Class A	28,300	21,460
Telling Telecommunication Holding Co., Ltd., Class A	21,900	34,859
Ten Pao Group Holdings, Ltd.	196,000	30,961
Tencent Holdings, Ltd.	629,700	27,626,935
*Tencent Music Entertainment Group, ADR	182,479	1,352,169
*Three’s Co Media Group Co., Ltd., Class A	4,500	101,072
Thunder Software Technology Co., Ltd., Class A	1,800	21,967
Tian An China Investment Co., Ltd.	141,000	76,339
Tian Di Science & Technology Co., Ltd., Class A	163,500	128,944
Tian Lun Gas Holdings, Ltd.	70,500	50,204
*»Tian Shan Development Holding, Ltd.	66,000	3,111
Tiande Chemical Holdings, Ltd.	40,000	10,905
Tiangong International Co., Ltd.	768,000	232,849
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	15,800	73,988
Tianjin Capital Environmental Protection Group Co., Ltd., Class H	146,000	58,215
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	114,900	95,594
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	10,200	31,676
Tianjin Teda Co., Ltd., Class A	63,800	38,336
Tianma Microelectronics Co., Ltd., Class A	76,300	108,665
#Tianneng Power International, Ltd.	528,000	611,412
Tianshan Aluminum Group Co., Ltd., Class A	97,300	101,892
Tianshui Huatian Technology Co., Ltd., Class A	78,900	102,112
*Tianyun International Holdings, Ltd.	266,000	60,994
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	5,000	17,687
Tibet Rhodiola Pharmaceutical Holding Co., Class A	11,000	93,980
*Tibet Summit Resources Co., Ltd., Class A	27,700	78,420
Tibet Tianlu Co., Ltd., Class A	43,400	42,690
*Tibet Water Resources, Ltd.	583,000	33,421
Tingyi Cayman Islands Holding Corp.	978,000	1,704,358
Titan Wind Energy Suzhou Co., Ltd., Class A	33,000	65,683
TK Group Holdings, Ltd.	176,000	37,891
Tofflon Science & Technology Group Co., Ltd., Class A	19,000	67,429
Toly Bread Co., Ltd., Class A	44,544	73,733
Tomson Group, Ltd.	304,503	68,659
Tong Ren Tang Technologies Co., Ltd., Class H	378,000	407,860
*Tongcheng Travel Holdings, Ltd.	438,400	927,074

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*Tongdao Liepin Group	25,200	$32,167
*TongFu Microelectronics Co., Ltd., Class A	41,000	105,946
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	87,100	149,711
Tongkun Group Co., Ltd., Class A	35,600	66,333
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	61,400	39,022
Tongling Nonferrous Metals Group Co., Ltd., Class A	302,700	143,846
Tongwei Co., Ltd., Class A	70,900	407,893
Tongyu Heavy Industry Co., Ltd., Class A	166,500	60,604
Top Spring International Holdings, Ltd.	107,600	13,022
*Topchoice Medical Corp., Class A	3,500	60,261
Topsec Technologies Group, Inc., Class A	43,100	73,771
ΩTopsports International Holdings, Ltd.	842,000	747,620
Towngas Smart Energy Co., Ltd.	230,393	106,246
*TPV Technology Co., Ltd., Class A	68,400	20,451
TravelSky Technology, Ltd., Class H	413,471	822,739
*Trigiant Group, Ltd.	360,000	17,886
*Trip.com Group, Ltd.	98,750	3,456,923
*Trip.com Group, Ltd., Sponsored ADR	43,366	1,539,927
TRS Information Technology Corp., Ltd., Class A	23,100	77,409
Truly International Holdings, Ltd.	972,000	122,585
ΩTsaker New Energy Tech Co., Ltd.	17,500	3,188
Tsingtao Brewery Co., Ltd., Class H	160,000	1,706,009
*Tus Environmental Science And Technology Development Co., Ltd., Class A	29,900	13,604
Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,900	59,712
Unilumin Group Co., Ltd., Class A	37,100	44,746
Uni-President China Holdings, Ltd.	881,400	879,166
Unisplendour Corp., Ltd., Class A	37,600	160,920
*United Energy Group, Ltd.	5,570,000	837,285
*United Strength Power Holdings, Ltd.	12,000	9,218
Universal Scientific Industrial Shanghai Co., Ltd., Class A	17,600	35,768
Valiant Co., Ltd., Class A	28,500	75,374
Vats Liquor Chain Store Management JSC, Ltd., Class A	16,000	62,398
Vatti Corp., Ltd., Class A	42,000	43,072
#*ΩVenus MedTech Hangzhou, Inc., Class H	44,000	61,321
Victory Giant Technology Huizhou Co., Ltd., Class A	28,100	75,128
Vinda International Holdings, Ltd.	197,000	514,465
*Viomi Technology Co., Ltd., ADR	6,305	5,852
*Vipshop Holdings, Ltd., Sponsored ADR	227,523	3,572,111
Visual China Group Co., Ltd., Class A	8,200	19,555
*ΩViva Biotech Holdings	339,000	69,528
*Vnet Group, Inc., Sponsored ADR	33,813	99,410
Wangfujing Group Co., Ltd., Class A	17,800	57,206
Wangneng Environment Co., Ltd., Class A	15,800	39,139
Wangsu Science & Technology Co., Ltd., Class A	95,400	124,017
Wanguo International Mining Group, Ltd.	56,000	18,762
*Wanhua Chemical Group Co., Ltd., Class A	49,700	661,733
Want Want China Holdings, Ltd.	2,409,000	1,534,414
Wanxiang Qianchao Co., Ltd., Class A	117,600	86,460
Wasion Holdings, Ltd.	250,000	111,148
Wasu Media Holding Co., Ltd., Class A	55,500	75,996
#*Weibo Corp., Class A	740	13,528
*Weibo Corp., Sponsored ADR	5,088	89,091
Weichai Power Co., Ltd., Class H	1,105,880	1,628,552
Weihai Guangwei Composites Co., Ltd., Class A	10,900	82,074
*Wellhope Foods Co., Ltd., Class A	30,000	44,112
Wens Foodstuffs Group Co., Ltd.	37,200	106,282
West China Cement, Ltd.	1,542,000	190,543
Western Securities Co., Ltd., Class A	85,800	83,033

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Western Superconducting Technologies Co., Ltd.	5,894	$66,344
Will Semiconductor Co., Ltd., Class A	6,755	89,032
Wingtech Technology Co., Ltd., Class A	4,700	35,688
Winning Health Technology Group Co., Ltd., Class A	33,000	53,719
*Wison Engineering Services Co., Ltd.	88,000	4,372
Wolong Electric Group Co., Ltd., Class A	30,200	53,480
Wuchan Zhongda Group Co., Ltd., Class A	99,800	78,563
Wuhan Fingu Electronic Technology Co., Ltd., Class A	23,100	33,966
Wuhan Guide Infrared Co., Ltd., Class A	21,280	33,934
Wuhu Token Science Co., Ltd., Class A	57,200	50,729
Wuliangye Yibin Co., Ltd., Class A	36,000	878,778
WUS Printed Circuit Kunshan Co., Ltd., Class A	65,200	206,527
Wushang Group Co., Ltd., Class A	24,408	40,120
ΩWuXi AppTec Co., Ltd., Class H	52,380	458,081
*ΩWuxi Biologics Cayman, Inc.	213,500	1,263,338
Wuxi Boton Technology Co., Ltd., Class A	5,200	22,398
Wuxi Taiji Industry Co., Ltd., Class A	87,300	83,224
XCMG Construction Machinery Co., Ltd., Class A	146,200	144,864
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	375,500	284,618
Xiamen C & D, Inc., Class A	118,500	207,620
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	20,900	24,060
Xiamen Faratronic Co., Ltd., Class A	2,400	46,178
Xiamen Intretech, Inc., Class A	24,800	63,941
Xiamen ITG Group Corp., Ltd., Class A	104,500	137,507
Xiamen Jihong Technology Co., Ltd., Class A	12,000	36,642
Xiamen Kingdomway Group Co., Class A	26,100	79,017
Xiamen Tungsten Co., Ltd., Class A	30,000	84,671
Xiamen Xiangyu Co., Ltd., Class A	68,400	105,318
*Xi’an Tian He Defense Technology Co., Ltd., Class A	8,900	13,254
Xi’an Triangle Defense Co., Ltd., Class A	7,500	38,815
Xianhe Co., Ltd., Class A	17,700	61,972
*ΩXiaomi Corp., Class B	4,071,000	5,735,775
Xilinmen Furniture Co., Ltd., Class A	17,300	63,445
Xinfengming Group Co., Ltd., Class A	57,374	85,275
Xingda International Holdings, Ltd.	484,932	99,459
Xingfa Aluminium Holdings, Ltd.	60,000	53,962
Xinhuanet Co., Ltd., Class A	14,300	64,650
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	360,153	294,549
Xinjiang Tianshan Cement Co., Ltd., Class A	25,400	30,745
Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,300	14,714
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	304,000	53,443
*Xinjiang Zhongtai Chemical Co., Ltd., Class A	75,800	71,604
#Xinte Energy Co., Ltd., Class H	210,000	516,847
Xinxiang Chemical Fiber Co., Ltd., Class A	44,900	21,013
Xinxing Ductile Iron Pipes Co., Ltd., Class A	167,875	110,328
Xinyangfeng Agricultural Technology Co., Ltd., Class A	52,900	86,572
Xinyi Energy Holdings, Ltd.	976,406	272,402
Xinyi Solar Holdings, Ltd.	2,988,943	3,194,592
Xinyu Iron & Steel Co., Ltd., Class A	120,400	69,041
*Xiwang Foodstuffs Co., Ltd.	27,200	18,819
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	15,900	41,247
*XPeng, Inc., Class A	7,600	36,403
Xtep International Holdings, Ltd.	1,482,574	1,718,675
Xuji Electric Co., Ltd., Class A	31,500	102,372
ΩYadea Group Holdings, Ltd.	654,000	1,526,297
*YaGuang Technology Group Co., Ltd., Class A	38,900	40,624
*Yangling Metron New Material, Inc., Class A	8,300	54,656
ΩYangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	29,000	56,597

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	11,100	$71,266
Yankershop Food Co., Ltd., Class A	3,700	67,547
Yankuang Energy Group Co., Ltd., Class H	632,000	2,161,709
Yantai Changyu Pioneer Wine Co., Ltd., Class A	10,300	46,135
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	27,800	60,754
Yantai Eddie Precision Machinery Co., Ltd., Class A	23,000	56,476
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	27,777	108,809
*YanTai Shuangta Food Co., Ltd., Class A	40,000	30,390
Yantai Tayho Advanced Materials Co., Ltd., Class A	26,800	80,943
Yantai Zhenghai Bio-tech Co., Ltd.	3,300	21,950
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	10,000	17,795
*Yeahka, Ltd.	3,600	9,837
Yealink Network Technology Corp., Ltd., Class A	11,400	108,562
Yeebo International Holdings, Ltd.	106,000	37,809
YGSOFT, Inc., Class A	22,800	27,960
Yibin Tianyuan Group Co., Ltd., Class A	24,300	24,253
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	158,600	142,843
*Yifan Pharmaceutical Co., Ltd., Class A	37,500	81,356
Yifeng Pharmacy Chain Co., Ltd., Class A	10,700	76,982
Yihai International Holding, Ltd.	218,000	574,861
Yijiahe Technology Co., Ltd., Class A	2,600	13,707
Yintai Gold Co., Ltd., Class A	82,600	153,430
Yipinhong Pharmaceutical Co., Ltd., Class A	6,285	43,593
Yip’s Chemical Holdings, Ltd.	96,000	44,026
*Yixintang Pharmaceutical Group Co., Ltd., Class A	22,000	91,804
YongXing Special Materials Technology Co., Ltd., Class A	6,500	59,862
Yonyou Network Technology Co., Ltd., Class A	4,700	14,670
Yotrio Group Co., Ltd., Class A	59,400	33,890
Youngor Group Co., Ltd., Class A	88,900	88,088
*Youngy Co., Ltd., Class A	5,000	50,915
*Youzu Interactive Co., Ltd., Class A	36,900	116,884
YTO Express Group Co., Ltd., Class A	60,000	149,930
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	9,600	21,118
#Yuexiu Property Co., Ltd.	1,019,344	1,469,952
Yuexiu Transport Infrastructure, Ltd.	318,639	173,732
Yum China Holdings, Inc.	62,410	3,818,244
Yum China Holdings, Inc.	44,300	2,695,280
Yunda Holding Co., Ltd., Class A	45,800	80,311
Yunnan Aluminium Co., Ltd., Class A	100,700	206,833
Yunnan Baiyao Group Co., Ltd., Class A	8,820	74,132
*Yunnan Copper Co., Ltd., Class A	71,100	129,296
Yunnan Energy New Material Co., Ltd., Class A	4,906	73,768
Yunnan Tin Co., Ltd., Class A	51,000	113,591
Yusys Technologies Co., Ltd., Class A	7,600	20,264
Yutong Bus Co., Ltd., Class A	71,900	140,305
ZBOM Home Collection Co., Ltd., Class A	11,677	55,204
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	2,300	90,339
*Zhaojin Mining Industry Co., Ltd., Class H	669,500	1,064,391
*Zhe Jiang LI Zi Yuan Food Co., Ltd., Class A	7,000	25,985
Zhefu Holding Group Co., Ltd., Class A	103,800	57,273
*Zhejiang Century Huatong Group Co., Ltd., Class A	172,600	170,774
Zhejiang China Commodities City Group Co., Ltd., Class A	174,300	243,704
Zhejiang Chint Electrics Co., Ltd., Class A	23,400	88,047
Zhejiang Communications Technology Co., Ltd.	58,100	51,779
*Zhejiang Crystal-Optech Co., Ltd., Class A	43,500	73,010
Zhejiang Dahua Technology Co., Ltd., Class A	42,000	142,381
Zhejiang Dingli Machinery Co., Ltd., Class A	13,400	98,885
Zhejiang Expressway Co., Ltd., Class H	416,000	344,463

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	22,400	$40,961
Zhejiang Hailiang Co., Ltd., Class A	77,300	135,993
Zhejiang Hangke Technology, Inc. Co., Class A	3,139	22,552
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	75,100	83,634
Zhejiang Huace Film & Television Co., Ltd., Class A	85,500	106,578
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	15,710	44,430
Zhejiang Huayou Cobalt Co., Ltd., Class A	16,110	121,001
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,200	67,085
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	10,900	30,559
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,000	36,255
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,200	61,272
*Zhejiang Jingu Co., Ltd., Class A	22,500	21,774
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	31,760	68,032
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	148,300	186,359
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	28,800	66,309
Zhejiang Juhua Co., Ltd., Class A	21,100	46,173
Zhejiang Longsheng Group Co., Ltd., Class A	41,000	56,733
Zhejiang Medicine Co., Ltd., Class A	40,300	69,677
Zhejiang Meida Industrial Co., Ltd., Class A	25,200	40,221
*Zhejiang Narada Power Source Co., Ltd., Class A	30,800	89,331
Zhejiang NHU Co., Ltd., Class A	66,840	164,801
Zhejiang Orient Gene Biotech Co., Ltd., Class A	6,768	57,560
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	6,500	20,101
Zhejiang Runtu Co., Ltd., Class A	44,300	47,287
Zhejiang Semir Garment Co., Ltd., Class A	105,300	102,209
Zhejiang Southeast Space Frame Co., Ltd., Class A	43,800	40,933
Zhejiang Starry Pharmaceutical Co., Ltd., Class A	10,080	25,203
Zhejiang Supor Co., Ltd., Class A	12,500	92,984
Zhejiang Tiantie Industry Co., Ltd., Class A	11,400	15,165
Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	6,600	26,912
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	92,300	81,191
*Zhejiang Wanliyang Co., Ltd., Class A	39,100	47,835
Zhejiang Wanma Co., Ltd., Class A	31,600	49,158
Zhejiang Wansheng Co., Ltd., Class A	17,800	28,770
Zhejiang Weiming Environment Protection Co., Ltd., Class A	30,504	80,542
Zhejiang Weixing New Building Materials Co., Ltd., Class A	35,700	114,114
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	12,400	82,926
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	36,200	78,118
*Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	48,160	86,953
Zhejiang Yasha Decoration Co., Ltd., Class A	52,100	34,466
Zhejiang Yinlun Machinery Co., Ltd., Class A	18,200	35,568
Zhejiang Yongtai Technology Co., Ltd., Class A	14,500	35,730
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	158,000	175,916
Zheshang Securities Co., Ltd., Class A	59,000	87,095
*Zhong An Group, Ltd.	1,718,000	50,337
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	261,400	809,185
Zhongji Innolight Co., Ltd., Class A	12,800	166,396
Zhongjin Gold Corp., Ltd., Class A	122,175	210,353
Zhongshan Broad Ocean Motor Co., Ltd., Class A	89,200	68,028
Zhongshan Public Utilities Group Co., Ltd., Class A	15,300	16,332
Zhongsheng Group Holdings, Ltd.	320,500	1,363,673
*Zhongtian Financial Group Co., Ltd., Class A	226,243	21,568
Zhongyu Energy Holdings, Ltd.	202,666	157,230
Zhongyuan Environment-Protection Co., Ltd., Class A	36,400	35,647
#ΩZhou Hei Ya International Holdings Co., Ltd.	829,500	378,299
*Zhuguang Holdings Group Co., Ltd.	972,000	90,391
Zhuhai Bojay Electronics Co., Ltd., Class A	2,300	11,687
Zhuhai Huafa Properties Co., Ltd., Class A	82,400	126,279

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	28,700	$46,968
Zhuzhou CRRC Times Electric Co., Ltd.	204,600	823,623
Zhuzhou Hongda Electronics Corp., Ltd., Class A	6,700	39,823
Zhuzhou Kibing Group Co., Ltd., Class A	101,900	151,159
*»Zibo Qixiang Tengda Chemical Co., Ltd., Class A	98,720	101,526
Zijin Mining Group Co., Ltd., Class H	1,923,000	3,238,520
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	833,200	453,224
ZTE Corp., Class H	262,400	842,365
*ZTO Express Cayman, Inc.	19,050	521,273
ZTO Express Cayman, Inc., Sponsored ADR	68,894	1,906,986

TOTAL CHINA		496,409,582

COLOMBIA — (0.0%)
*BAC Holding International Corp.	134,910	6,571
Banco Davivienda SA	9,863	44,650
Banco de Bogota SA	4,740	34,780
Bancolombia SA	16,108	124,415
Bancolombia SA, Sponsored ADR	6,447	157,952
Celsia SA ESP	103,896	65,090
Cementos Argos SA	144,715	95,941
*Cemex Latam Holdings SA	37,434	27,243
Corp Financiera Colombiana SA	22,612	64,475
Ecopetrol SA	508,776	249,754
Grupo Argos SA	78,960	149,927
Grupo de Inversiones Suramericana SA	3,644	32,907
Grupo Energia Bogota SA ESP	126,293	48,773
Interconexion Electrica SA ESP	52,045	203,227
Mineros SA	18,544	7,957

TOTAL COLOMBIA		1,313,662

CZECHIA — (0.0%)
CEZ AS	22,533	1,215,214
Komercni Banka A/S	11,874	384,389
ΩMoneta Money Bank A/S	76,767	282,623
Philip Morris Cr A/S	125	103,793

TOTAL CZECHIA		1,986,019

DENMARK — (1.8%)
*ALK-Abello A/S	54,720	692,176
Alm Brand A/S	418,281	773,826
#*Ambu A/S, Class B	15,065	239,208
AP Moller - Maersk A/S, Class A	285	508,680
AP Moller - Maersk A/S, Class B	359	648,468
*Bang & Olufsen A/S	42,342	59,581
BankNordik P/F	1,025	21,938
#*Bavarian Nordic A/S	50,988	1,399,445
*Brodrene Hartmann A/S	1,220	50,597
Carlsberg A/S, Class B	16,837	2,786,922
cBrain A/S	183	3,773
*Chemometec A/S	4,614	266,399
Chr Hansen Holding A/S	31,601	2,461,127
Coloplast A/S, Class B	20,211	2,912,817
Columbus A/S	35,018	36,826
D/S Norden A/S	13,349	839,144
*Danske Bank A/S	97,383	2,056,189
#*Demant A/S	35,465	1,520,236
Dfds A/S	16,255	653,927
DSV A/S	37,786	7,110,795
FLSmidth & Co. A/S	22,082	871,335

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
*Genmab A/S	8,812	$3,628,540
#*Genmab A/S, Class S, ADR	1,020	41,830
*GN Store Nord A/S	50,142	1,336,863
H Lundbeck A/S	116,964	619,530
H Lundbeck A/S, Class A	41,273	207,853
*H+H International A/S, Class B	17,426	286,506
ISS A/S	76,524	1,598,194
Jeudan A/S	2,050	82,288
*Jyske Bank A/S, Registered	29,442	2,150,378
Matas A/S	18,470	232,540
*ΩNetcompany Group A/S	8,842	341,563
*Nilfisk Holding A/S	14,511	297,472
#*NKT A/S	21,824	1,144,974
*ΩNNIT A/S	5,934	65,921
North Media A/S	2,174	19,321
Novo Nordisk A/S, Class B	177,937	29,639,914
Novo Nordisk A/S, Sponsored ADR	25,807	4,312,092
Novozymes A/S, B Shares	23,737	1,235,493
*NTG Nordic Transport Group A/S	1,260	66,907
ΩOrsted A/S	7,364	661,651
Pandora A/S	68,559	6,338,709
Parken Sport & Entertainment A/S	2,697	40,547
Per Aarsleff Holding A/S	10,104	435,511
Ringkjoebing Landbobank A/S	22,148	3,114,885
ROCKWOOL A/S, Class A	1,543	371,620
ROCKWOOL A/S, Class B	3,714	898,065
Royal Unibrew A/S	38,997	3,487,682
*RTX A/S	2,195	44,542
ΩScandinavian Tobacco Group A/S	31,471	614,382
Schouw & Co. A/S	6,138	522,766
SimCorp A/S	14,557	1,577,244
Solar A/S, B Shares	3,720	304,706
SP Group A/S	1,533	65,282
Spar Nord Bank A/S	40,494	657,976
Sparekassen Sjaelland-Fyn A/S	2,685	76,518
Sydbank AS	51,257	2,286,761
*TCM Group A/S	1,538	16,630
Tivoli A/S	202	24,295
Topdanmark A/S	24,347	1,285,274
TORM PLC, Class A	13,070	408,480
Tryg A/S	54,210	1,280,716
*Vestas Wind Systems A/S	106,400	2,938,596
*Zealand Pharma A/S	11,734	396,620

TOTAL DENMARK		101,071,046

EGYPT — (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	240,529	291,040

TOTAL EGYPT		291,040

FINLAND — (1.0%)
Aktia Bank OYJ	23,342	235,275
Alma Media OYJ	10,852	106,627
Anora Group OYJ	3,487	20,403
Aspo OYJ	8,325	74,905
Atria OYJ	7,160	85,212
Cargotec OYJ, Class B	18,606	1,028,075
Caverion OYJ	8,534	81,025
#Citycon OYJ	23,971	181,278
Digia OYJ	1,095	6,673

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Elisa OYJ	43,055	$2,677,034
*Finnair OYJ	72,691	42,613
Fiskars OYJ Abp	13,847	239,395
Fortum OYJ	76,982	1,149,886
F-Secure Oyj	35,983	115,997
Gofore Oyj	482	14,101
Huhtamaki OYJ	56,958	2,052,450
Kemira OYJ	64,385	1,129,474
Kesko OYJ, Class A	32,432	673,847
Kesko OYJ, Class B	153,060	3,194,523
Kojamo OYJ	38,582	480,039
Kone OYJ, Class B	49,394	2,819,242
Konecranes OYJ	43,917	1,719,735
Lassila & Tikanoja OYJ	18,738	211,004
Marimekko Oyj	9,202	95,240
Metsa Board Oyj	78,209	564,248
Metsa Board Oyj	4,065	47,795
Metso Outotec OYJ	226,884	2,504,791
Musti Group OYJ	1,517	31,469
Neste OYJ	37,082	1,798,833
Nokia OYJ	497,056	2,108,290
#Nokia OYJ, Sponsored ADR	562,448	2,356,657
Nokian Renkaat OYJ	28,652	279,244
Nordea Bank Abp	480,715	5,333,612
Olvi OYJ, A Shares	6,636	216,853
Oma Saastopankki Oyj	512	10,954
Oriola OYJ, Class B	26,926	43,222
Orion OYJ, Class A	11,106	521,705
Orion OYJ, Class B	56,143	2,641,659
Outokumpu OYJ	232,542	1,268,994
*Pihlajalinna Oyj	2,048	20,688
Ponsse OYJ	3,963	124,473
*Puuilo Oyj	3,593	27,826
Raisio OYJ, Class V	35,938	90,460
Rapala VMC OYJ	2,901	12,843
Revenio Group OYJ	9,519	358,355
ΩRovio Entertainment OYJ	4,014	41,279
Sampo OYJ, A Shares	100,946	5,121,968
Sanoma OYJ	46,065	400,742
Stora Enso OYJ, Class R	202,097	2,565,815
Taaleri OYJ	3,924	45,054
*Teleste OYJ	1,219	4,630
ΩTerveystalo OYJ	37,229	325,928
TietoEVRY OYJ	47,548	1,520,192
Tokmanni Group Corp.	31,116	426,308
UPM-Kymmene OYJ	72,194	2,303,386
Uponor OYJ	27,401	731,460
Vaisala OYJ, A Shares	6,911	291,074
Valmet OYJ	121,687	4,113,553
Wartsila OYJ Abp	125,730	1,457,457
*WithSecure Oyj	42,092	69,147
YIT OYJ	535	1,387

TOTAL FINLAND		58,216,404

FRANCE — (5.8%)
ABC arbitrage	13,759	92,051
*Accor SA	53,491	1,896,811
*Aeroports de Paris	3,773	600,231
*Air France-KLM	95,249	164,935

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Air Liquide SA	33,643	$6,060,791
Airbus SE	50,414	7,076,215
AKWEL	6,684	99,618
ΩALD SA	21,014	253,105
Alstom SA	102,732	2,579,074
Alten SA	17,793	3,025,085
ΩAmundi SA	17,032	1,115,974
Arkema SA	48,958	4,843,912
Assystem SA	2,834	135,787
*Atos SE	29,486	408,045
Aubay	3,005	147,795
AXA SA	156,975	5,124,476
Axway Software SA	3,207	75,413
*Bastide le Confort Medical	2,315	71,944
Beneteau SA	25,003	402,455
Bigben Interactive	8,107	48,420
BioMerieux	5,558	582,307
BNP Paribas SA	103,018	6,663,529
Boiron SA	3,504	154,349
Bollore SE	244,427	1,651,461
Bonduelle SCA	7,341	92,715
*<»Bourbon Corp.	12,106	—
Bouygues SA	116,610	4,274,069
Bureau Veritas SA	78,047	2,252,317
Burelle SA	26	14,036
Capgemini SE	19,551	3,559,240
Carrefour SA	275,405	5,734,310
Catana Group	9,755	73,340
CBo Territoria	10,820	45,870
Cegedim SA	3,608	78,947
*CGG SA	223,735	167,962
Chargeurs SA	13,271	218,009
Cie de Saint-Gobain	142,599	8,252,417
Cie des Alpes	12,244	194,379
*Cie Generale des Etablissements Michelin SCA	266,093	8,469,266
*Cie Plastic Omnium SA	35,115	621,432
Coface SA	91,142	1,394,599
Credit Agricole SA	169,184	2,070,253
Danone SA	56,008	3,709,340
Danone SA, Sponsored ADR	600	7,944
Dassault Aviation SA	2,491	487,585
Dassault Systemes SE	7,912	320,306
Dassault Systemes SE, ADR	5,690	230,047
Derichebourg SA	95,493	589,847
Edenred	49,450	3,216,598
Eiffage SA	77,307	9,208,904
Elis SA	113,115	2,247,814
Engie SA	185,675	2,975,555
Equasens	1,201	95,067
Eramet SA	5,836	567,622
EssilorLuxottica SA	10,894	2,157,633
*Esso SA Francaise	937	46,178
Etablissements Maurel et Prom SA	33,161	126,962
Eurazeo SE	12,836	916,149
*Euroapi SA	2,384	28,675
Eurofins Scientific SE	34,830	2,432,486
ΩEuronext NV	28,758	2,289,084
Eutelsat Communications SA	57,132	380,018

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*Exail Technologies SA	981	$20,512
Exel Industries, Class A	538	30,173
*Faurecia SE	80,364	1,663,530
*Faurecia SE	2,877	59,377
Fnac Darty SA	13,366	504,066
Gaztransport Et Technigaz SA	12,932	1,384,144
Getlink SE	41,922	784,938
*GL Events	7,370	177,375
Groupe Crit	2,025	167,669
Groupe SFPI	7,866	19,105
Guerbet	1,500	27,556
Haulotte Group SA	3,630	14,026
Hermes International	2,708	5,879,989
HEXAOM	1,444	28,057
*ID Logistics Group	1,404	413,078
Imerys SA	15,961	656,202
Infotel SA	1,421	88,793
Interparfums SA	1,356	107,785
Ipsen SA	17,820	2,164,054
IPSOS	24,183	1,312,471
Jacquet Metals SACA	7,553	147,758
*JCDecaux SA	35,213	780,611
Kaufman & Broad SA	11,574	376,941
Kering SA	9,780	6,259,071
Korian SA	12,045	104,453
ΩLa Francaise des Jeux SAEM	31,242	1,336,184
Laurent-Perrier	865	117,460
Lectra	9,871	321,478
Legrand SA	40,181	3,801,625
Linedata Services	469	23,403
LISI	11,769	333,918
LNA Sante SA	2,542	89,242
L’Oreal SA	16,917	8,082,172
LVMH Moet Hennessy Louis Vuitton SE	31,593	30,379,226
ΩMaisons du Monde SA	17,688	186,488
Manitou BF SA	3,963	98,003
Mersen SA	8,852	357,676
Metropole Television SA	21,432	346,395
*Nacon SA	3,647	9,683
ΩNeoen SA	7,692	230,981
Nexans SA	16,434	1,412,439
Nexity SA	41,147	1,080,233
NRJ Group	8,607	66,325
Oeneo SA	11,406	181,327
*OL Groupe SA	2,387	7,774
Orange SA	993,343	12,957,983
Pernod Ricard SA	6,506	1,504,037
*Pierre Et Vacances SA	650	1,188
*Plastiques Du Val De Loire	6,808	23,300
*Prodways Group SA	1,471	3,605
Publicis Groupe SA	68,991	5,645,411
Publicis Groupe SA, ADR	1,600	32,672
Quadient SA	7,754	154,087
*<»Recylex SA	4,505	—
Remy Cointreau SA	3,082	533,685
*Renault SA	57,281	2,126,695
Rexel SA	228,075	5,287,674
Robertet SA	77	73,872

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Rothschild & Co.	14,382	$743,869
Rubis SCA	19,310	570,901
Safran SA	10,994	1,710,636
Sanofi	76,137	8,405,498
Sanofi, Sponsored ADR	9,884	530,277
Sartorius Stedim Biotech	3,526	943,978
Savencia SA	2,369	164,768
Schneider Electric SE	30,718	5,352,081
SCOR SE	91,942	2,377,215
SEB SA	13,480	1,544,738
Seche Environnement SA	1,874	214,751
SES SA	82,521	511,543
*ΩSMCP SA	9,709	85,964
Societe BIC SA	14,721	909,296
Societe Generale SA	133,537	3,247,022
Societe LDC SA	671	84,449
Societe pour l’Informatique Industrielle	3,104	173,396
Sodexo SA	25,715	2,759,437
*SOITEC	6,590	972,713
*Solocal Group	30,984	7,217
Sopra Steria Group SACA	8,194	1,773,045
SPIE SA	106,967	3,339,619
Stef SA	2,220	257,832
STMicroelectronics NV	44,824	1,908,410
#STMicroelectronics NV, Sponsored NVDR	63,288	2,713,789
*Sword Group	3,661	176,219
Synergie SE	6,848	249,485
Technip Energies NV	80,714	1,793,743
Teleperformance	15,455	3,084,858
Television Francaise 1	38,901	313,939
Thales SA	14,693	2,244,989
Thermador Groupe	2,409	249,996
Total SA, Sponsored ADR	9,460	604,778
Totalenergies EP Gabon	361	71,817
TotalEnergies SE	616,856	39,457,536
*Touax SCA-SGTR-CITE-SGT-CMTE-TAF-SLM Touage Investissments Reunies	698	5,672
Trigano SA	3,845	500,894
*Ubisoft Entertainment SA	47,852	1,399,425
Valeo SA	148,392	2,893,955
*Vallourec SA	49,418	563,850
Vantiva SA	2,878	691
Veolia Environnement SA	49,644	1,572,407
Veolia Environnement SA, ADR	26,622	422,491
ΩVerallia SA	39,791	1,617,470
Vetoquinol SA	832	81,657
Vicat SA	9,916	289,554
VIEL & Cie SA	11,323	95,004
»Vilmorin & Cie SA	4,324	205,507
Vinci SA	94,800	11,742,725
Virbac SA	1,643	561,392
Vivendi SE	213,053	2,341,278
*Voltalia SA	1,243	18,910
Vranken-Pommery Monopole SA	954	19,116
Wavestone	2,887	148,685
*ΩWorldline SA	78,070	3,394,123
*ΩX-Fab Silicon Foundries SE	20,022	170,534
*Xilam Animation SA	720	19,633

TOTAL FRANCE		330,413,510

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (5.1%)
1&1 AG	2,351	$27,460
3U Holding AG	2,726	16,372
7C Solarparken AG	22,596	99,410
*Aareal Bank AG	30,352	1,095,728
Adesso SE	1,169	175,002
adidas AG	21,493	3,783,224
#*ΩADLER Group SA	2,580	1,572
#*ADVA Optical Networking SE	770	17,002
AIXTRON SE	10,266	290,481
All for One Group SE	630	28,655
#Allgeier SE	2,678	80,860
Allianz SE, ADR	29,967	750,074
Allianz SE, Registered	62,138	15,603,100
Amadeus Fire AG	2,104	310,327
Atoss Software AG	1,554	311,555
Aurubis AG	23,760	2,224,385
*ΩAuto1 Group SE	6,277	49,423
BASF SE	196,626	10,169,936
Basler AG	4,275	92,126
*Bauer AG	8,386	59,437
Bayer AG, Registered	217,635	14,358,432
Bayerische Motoren Werke AG	68,849	7,710,358
BayWa AG	8,892	380,889
Bechtle AG	43,877	2,036,904
ΩBefesa SA	18,183	818,215
Beiersdorf AG	3,966	554,312
Bertrandt AG	2,768	154,321
*Bijou Brigitte AG	1,735	104,966
Bilfinger SE	24,011	1,039,116
#*Borussia Dortmund GmbH & Co. KGaA	74,878	374,059
Brenntag SE	83,793	6,825,179
CANCOM SE	8,879	319,166
Carl Zeiss Meditec AG	6,526	877,530
*CECONOMY AG	98,484	299,866
CENIT AG	4,236	69,914
Cewe Stiftung & Co. KGaA	4,125	425,342
*Commerzbank AG	491,624	5,462,790
CompuGroup Medical SE & Co. KGaA	11,756	646,074
Continental AG	34,713	2,430,447
*ΩCovestro AG	122,154	5,365,983
CropEnergies AG	16,765	193,969
*CTS Eventim AG & Co. KGaA	35,394	2,328,861
*Daimler Truck Holding AG	93,166	3,079,477
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	14,696
*ΩDelivery Hero SE	15,826	631,258
Dermapharm Holding SE	8,237	413,396
Deutsche Bank AG, Registered	26,686	292,933
Deutsche Bank AG, RegisteredSponsored	524,050	5,769,791
Deutsche Boerse AG	14,198	2,710,128
*Deutsche Lufthansa AG, Registered	211,299	2,269,750
Deutsche Post AG, Registered	181,895	8,739,314
Deutsche Telekom AG	736,431	17,788,817
Deutsche Wohnen SE	6,481	146,677
Deutz AG	8,712	57,852
#DIC Asset AG	17,469	132,879
DMG Mori AG	3,252	154,378
*Dr Hoenle AG	1,093	23,228
Draegerwerk AG & Co. KGaA	1,968	90,817

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Duerr AG	56,805	$1,969,173
ΩDWS Group GmbH & Co. KGaA	7,177	238,494
E.ON SE	875,704	11,606,123
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,688	242,215
EDAG Engineering Group AG	5,318	62,233
Elmos Semiconductor SE	2,660	200,866
ElringKlinger AG	10,753	120,731
Encavis AG	39,227	678,829
Energiekontor AG	3,966	317,438
Evonik Industries AG	75,192	1,640,311
Fabasoft AG	525	9,679
Fielmann AG	9,816	508,897
#*flatexDEGIRO AG	2,600	27,986
#*Fraport AG Frankfurt Airport Services Worldwide	16,353	878,671
Freenet AG	85,013	2,425,189
Fresenius Medical Care AG & Co. KGaA	50,693	2,464,694
Fresenius SE & Co. KGaA	93,827	2,715,990
FUCHS PETROLUB SE	14,519	472,052
FUCHS PETROLUB SE, Preference	33,467	1,322,719
GEA Group AG	34,504	1,620,446
Gerresheimer AG	41,621	4,535,209
Gesco SE	3,607	107,915
GFT Technologies SE	12,559	495,538
*GK Software SE	281	59,098
*Global Fashion Group SA	7,917	7,198
Grand City Properties SA	4,719	39,386
*H&R GmbH & Co. KGaA	7,950	45,639
Hamburger Hafen und Logistik AG	22,693	313,664
Hannover Rueck SE	5,952	1,272,143
#ΩHapag-Lloyd AG	6,515	2,022,541
Hawesko Holding SE	668	31,933
HeidelbergCement AG	63,772	4,826,902
#*Heidelberger Druckmaschinen AG	180,750	373,952
Hella GmbH & Co. KGaA	1,322	111,942
*HelloFresh SE	45,864	1,226,854
Henkel AG & Co. KGaA	12,026	889,536
Hensoldt AG	18,240	684,654
*Highlight Communications AG	2,399	9,641
HOCHTIEF AG	9,079	759,256
Hornbach Holding AG & Co. KGaA	6,570	558,501
HUGO BOSS AG	37,503	2,824,525
Indus Holding AG	6,711	198,930
Infineon Technologies AG	128,678	4,674,486
Infineon Technologies AG, Sponsored ADR	32,157	1,170,515
ΩInstone Real Estate Group SE	7,502	60,046
IVU Traffic Technologies AG	2,614	49,290
*Jenoptik AG	21,900	698,247
ΩJOST Werke AG	5,835	322,735
Jungheinrich AG, Preference	35,538	1,374,753
K+S AG, Registered	38,853	775,945
KION Group AG	25,015	1,033,408
Kloeckner & Co. SE	30,478	338,158
Knorr-Bremse AG	19,981	1,399,420
*Koenig & Bauer AG	5,640	116,685
Kontron AG	17,448	337,672
Krones AG	5,733	751,910
KSB SE & Co. KGaA	38	22,864
KWS Saat SE & Co. KGaA	3,713	241,029

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
LANXESS AG	58,236	$2,369,816
LEG Immobilien SE	23,839	1,483,818
Leifheit AG	2,484	44,014
*Manz AG	1,004	26,380
*Medios AG	567	11,393
Mercedes-Benz Group AG	214,363	16,703,180
*Merck KGaA	6,255	1,122,489
*METRO AG	32,644	277,679
MLP SE	36,258	206,948
MTU Aero Engines AG	9,819	2,576,702
*Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	8,264	3,106,527
Mutares SE & Co. KGaA	519	12,033
#*Nagarro SE	3,630	389,930
Nemetschek SE	20,664	1,610,140
New Work SE	1,156	210,576
Nexus AG	4,050	232,502
#*Nordex SE	38,568	463,259
Norma Group SE	2,095	49,773
OHB SE	3,082	109,731
PATRIZIA SE	25,272	271,748
Pfeiffer Vacuum Technology AG	1,907	317,904
PNE AG	35,221	576,259
*ProCredit Holding AG & Co. KGaA	1,502	10,414
Progress-Werk Oberkirch AG	1,010	34,120
ProSiebenSat.1 Media SE	55,364	496,308
PSI Software AG	1,784	58,003
Puma SE	29,727	1,738,068
*PVA TePla AG	4,320	92,524
*q.beyond AG	60,973	49,409
*QIAGEN NV	18,948	847,410
*QIAGEN NV	24,687	1,101,287
*R Stahl AG	845	19,964
Rational AG	1,420	1,026,827
Rheinmetall AG	46,920	13,752,771
RTL Group SA	16,884	791,822
*RWE AG	137,980	6,481,617
SAF-Holland SE	2,392	33,089
Salzgitter AG	34,083	1,348,570
SAP SE	30,299	4,109,666
Schloss Wachenheim AG	321	5,564
ΩScout24 SE	19,291	1,203,292
Secunet Security Networks AG	479	105,763
#*SGL Carbon SE	21,979	202,368
Siemens AG, Registered	41,170	6,767,734
*Siemens Energy AG	130,275	3,189,997
ΩSiemens Healthineers AG	7,577	471,952
Siltronic AG	12,404	892,162
Sixt SE	8,608	1,067,210
#*SMA Solar Technology AG	2,407	259,886
Software AG	24,681	841,955
Stabilus SE	9,543	623,698
STRATEC SE	2,396	164,794
Stroeer SE & Co. KGaA	15,129	830,441
Suedzucker AG	35,783	723,719
SUESS MicroTec SE	5,804	151,540
Surteco Group SE	3,313	72,054
Symrise AG	12,611	1,523,818
*Synlab AG	6,487	68,608

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
TAG Immobilien AG	26,792	$229,232
Takkt AG	16,965	271,949
Talanx AG	20,217	1,016,876
*ΩTeamViewer SE	65,961	1,214,285
Technotrans SE	1,931	59,478
Telefonica Deutschland Holding AG	649,244	2,196,879
thyssenkrupp AG	197,197	1,415,952
Traffic Systems SE	1,480	52,285
United Internet AG	27,471	471,902
USU Software AG	567	15,649
VERBIO Vereinigte BioEnergie AG	12,324	459,055
*Vitesco Technologies Group AG	7,547	516,575
Volkswagen AG	7,077	1,187,183
Vonovia SE	68,825	1,491,158
Vossloh AG	3,035	139,219
Wacker Chemie AG	9,238	1,427,311
Wacker Neuson SE	14,206	346,603
Washtec AG	4,444	194,775
Wuestenrot & Wuerttembergische AG	12,253	223,200
*ΩZalando SE	6,339	260,124
Zeal Network SE	3,457	141,402

TOTAL GERMANY		291,225,386

GREECE — (0.1%)
*Aegean Airlines SA	12,600	108,222
Alpha Services and Holdings SA	243,835	305,534
Athens Water Supply & Sewage Co. SA	9,863	68,599
Autohellas Tourist and Trading SA	11,342	160,276
Bank of Greece	5,894	105,738
*Ellaktor SA	6,560	14,311
Entersoft SA Software Development & Related Services Co.	1,730	8,633
Epsilon Net SA	5,419	46,664
*Eurobank Ergasias Services and Holdings SA	238,102	336,466
*<»FF Group	3,954	—
Fourlis Holdings SA	19,598	86,544
GEK Terna Holding Real Estate Construction SA	22,240	304,456
Hellenic Exchanges - Athens Stock Exchange SA	14,293	63,275
Hellenic Telecommunications Organization SA	38,654	565,429
HELLENIQ ENERGY HOLDINGS S.A.	29,841	237,199
Holding Co. ADMIE IPTO SA	28,600	55,571
Ideal Holdings SA	2,087	10,460
Intracom Holdings SA, Registered	14,015	27,510
JUMBO SA	25,487	588,075
*LAMDA Development SA	21,537	133,150
Motor Oil Hellas Corinth Refineries SA	31,079	741,120
Mytilineos SA	10,675	309,950
*National Bank of Greece SA	37,402	195,722
OPAP SA	23,325	398,106
Piraeus Financial Holdings SA	168,640	398,421
Piraeus Port Authority SA	3,714	78,479
*Public Power Corp. SA	13,423	115,884
Quest Holdings SA	5,819	31,735
Sarantis SA	8,467	67,115
*Sunrisemezz PLC	3,729	863
Terna Energy SA	17,087	378,789
Thrace Plastics Holding and Co.	8,106	37,138
*Titan Cement International SA	12,054	199,348
*Titan Cement International SA	9,442	152,606

TOTAL GREECE		6,331,388

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (1.5%)
AIA Group, Ltd.	1,444,600	$15,633,164
*Aidigong Maternal & Child Health, Ltd.	580,000	38,421
Analogue Holdings, Ltd.	102,000	18,971
Asia Financial Holdings, Ltd.	72,000	30,727
ASMPT, Ltd.	195,400	1,529,616
Associated International Hotels, Ltd.	38,000	45,020
Bank of East Asia, Ltd. (The)	440,109	578,597
BOC Hong Kong Holdings, Ltd.	522,000	1,642,492
BOCOM International Holdings Co., Ltd.	265,000	15,022
Bright Smart Securities & Commodities Group, Ltd.	216,000	37,972
ΩBudweiser Brewing Co APAC, Ltd.	81,500	234,640
Build King Holdings, Ltd.	300,000	39,746
*<»Burwill Holdings, Ltd.	1,710,000	—
Cafe de Coral Holdings, Ltd.	184,000	256,900
#*Cathay Pacific Airways, Ltd.	582,271	561,509
#*Central Holding Group Co., Ltd.	42,000	101,978
*Century City International Holdings, Ltd.	596,000	25,055
Cheuk Nang Holdings, Ltd.	24,781	5,935
Chevalier International Holdings, Ltd.	34,349	29,974
*China Baoli Technologies Holdings, Ltd.	17,750	192
*<»China Com Rich Rene Ene Invest	710,000	—
*China Energy Development Holdings, Ltd.	3,368,000	39,044
Chow Sang Sang Holdings International, Ltd.	191,000	250,615
Chow Tai Fook Jewellery Group, Ltd.	523,000	1,046,013
CITIC Telecom International Holdings, Ltd.	1,178,000	472,707
CK Asset Holdings, Ltd.	218,843	1,290,772
CK Hutchison Holdings, Ltd.	379,760	2,539,828
CK Infrastructure Holdings, Ltd.	88,000	499,981
#CK Life Sciences Int’l Holdings, Inc.	746,000	75,076
CLP Holdings, Ltd.	110,500	822,074
*C-Mer Eye Care Holdings, Ltd.	222,000	126,697
CNQC International Holdings, Ltd.	147,500	6,952
Convenience Retail Asia, Ltd.	40,000	4,586
*Cowell e Holdings, Inc.	124,000	238,841
ΩCrystal International Group, Ltd.	200,000	76,944
CSI Properties, Ltd.	2,240,000	45,371
Dah Sing Banking Group, Ltd.	209,596	167,679
Dah Sing Financial Holdings, Ltd.	77,500	197,948
*Digital Domain Holdings, Ltd.	181,000	5,372
Eagle Nice International Holdings, Ltd.	118,000	65,239
EC Healthcare	417,000	279,951
Emperor International Holdings, Ltd.	603,333	47,652
*Esprit Holdings, Ltd.	1,667,500	135,951
ΩESR Group, Ltd.	304,200	473,551
*Ev Dynamics Holdings, Ltd.	590,000	2,631
Fairwood Holdings, Ltd.	32,000	47,858
Far East Consortium International, Ltd.	938,927	236,828
First Pacific Co., Ltd.	1,170,400	390,635
*ΩFIT Hon Teng, Ltd.	980,000	193,505
*ΩFosun Tourism Group	7,200	8,347
*ΩFrontage Holdings Corp.	262,000	81,104
FSE Lifestyle Services, Ltd.	39,000	29,958
*Fullwealth International Group Holdings, Ltd.	72,000	7,062
*Galaxy Entertainment Group, Ltd.	69,000	487,841
Giordano International, Ltd.	616,000	185,195
*Gold Peak Industries Holdings, Ltd.	262,000	18,691

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Golden Resources Development International, Ltd.	66,000	$10,930
Great Eagle Holdings, Ltd.	100,611	205,070
*Greentech Technology International, Ltd.	236,000	15,633
Guotai Junan International Holdings, Ltd.	1,603,000	134,776
#*Haitong International Securities Group, Ltd.	1,424,196	119,743
Hang Lung Group, Ltd.	323,000	567,006
Hang Lung Properties, Ltd.	635,000	1,158,384
Hang Seng Bank, Ltd.	75,100	1,110,729
Hanison Construction Holdings, Ltd.	215,208	29,883
*Harbour Centre Development, Ltd.	21,000	19,663
Henderson Land Development Co., Ltd.	220,486	783,648
HK Electric Investments & HK Electric Investments, Ltd.	514,500	324,434
HKBN, Ltd.	635,500	447,689
HKR International, Ltd.	378,960	120,689
HKT Trust & HKT, Ltd.	1,733,000	2,273,902
Hon Kwok Land Investment Co., Ltd.	20,000	5,121
Hong Kong & China Gas Co., Ltd.	2,158,765	1,914,037
Hong Kong Exchanges & Clearing, Ltd.	144,090	5,947,230
Hong Kong Technology Venture Co., Ltd.	319,000	200,343
*Hongkong & Shanghai Hotels, Ltd. (The)	221,962	217,441
ΩHonma Golf, Ltd.	12,500	5,319
Hysan Development Co., Ltd.	132,000	372,463
*IGG, Inc.	623,000	513,485
International Housewares Retail Co., Ltd.	153,000	56,328
*IRC, Ltd.	2,856,000	32,745
ITC Properties Group, Ltd.	197,218	25,375
Jacobson Pharma Corp., Ltd.	140,000	16,943
Johnson Electric Holdings, Ltd.	210,905	235,088
K Wah International Holdings, Ltd.	583,931	201,589
Karrie International Holdings, Ltd.	232,000	25,417
Kerry Logistics Network, Ltd.	245,250	346,791
Kerry Properties, Ltd.	260,500	670,340
Kowloon Development Co., Ltd.	172,000	187,340
*KRP Development Holdings, Ltd.	58,000	10,049
*Lai Sun Development Co., Ltd.	139,920	27,093
Liu Chong Hing Investment, Ltd.	88,000	71,522
L’Occitane International SA	257,500	652,779
Luk Fook Holdings International, Ltd.	186,000	594,734
*Magnificent Hotel Investment, Ltd.	500,000	7,261
Man Wah Holdings, Ltd.	840,000	704,111
MECOM Power and Construction, Ltd.	477,000	86,894
*Melco International Development, Ltd.	835,000	963,719
*Melco Resorts & Entertainment, Ltd., Sponsored ADR	11,953	163,039
*MGM China Holdings, Ltd.	146,400	198,808
*<»MH Development, Ltd.	34,000	—
*Midland Holdings, Ltd.	218,100	22,783
Modern Dental Group, Ltd.	130,000	42,064
*Mongolian Mining Corp.	201,000	71,951
MTR Corp., Ltd.	100,085	499,156
*NagaCorp., Ltd.	562,371	454,201
Nameson Holdings, Ltd.	764,000	49,636
National Electronics Holdings	30,800	3,492
New World Development Co., Ltd.	415,602	1,103,874
*»NewOcean Energy Holdings, Ltd.	346,000	308
Nissin Foods Co., Ltd.	110,000	98,091
Pacific Basin Shipping, Ltd.	5,444,000	1,886,353
*Pacific Century Premium Developments, Ltd.	211,843	9,445
Pacific Textiles Holdings, Ltd.	549,000	176,242

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*Paliburg Holdings, Ltd.	156,000	$32,393
*Paradise Entertainment, Ltd.	132,000	14,293
PC Partner Group, Ltd.	718,000	409,768
PCCW, Ltd.	1,853,954	965,958
Pentamaster International, Ltd.	156,000	22,059
#Perfect Medical Health Management, Ltd.	180,000	87,593
Pico Far East Holdings, Ltd.	396,000	66,589
Plover Bay Technologies, Ltd.	112,000	33,244
Power Assets Holdings, Ltd.	217,500	1,241,290
PRADA SpA	137,500	1,008,930
Public Financial Holdings, Ltd.	174,000	48,765
*Regal Hotels International Holdings, Ltd.	188,000	74,243
ΩRegina Miracle International Holdings, Ltd.	170,000	60,854
*ΩSamsonite International SA	730,500	2,303,198
*Sands China, Ltd.	124,800	442,767
SAS Dragon Holdings, Ltd.	216,000	96,307
*Shangri-La Asia, Ltd.	493,166	454,221
*Shin Hwa World, Ltd.	568,800	9,710
*Shun Tak Holdings, Ltd.	314,000	56,801
Sino Land Co., Ltd.	564,539	759,440
SITC International Holdings Co., Ltd.	747,000	1,376,020
#*SJM Holdings, Ltd.	1,195,376	618,253
SmarTone Telecommunications Holdings, Ltd.	216,586	131,609
Solomon Systech International, Ltd.	478,000	29,533
Soundwill Holdings, Ltd.	40,500	34,206
*South China Holdings Co., Ltd.	1,160,000	6,798
*Space Group Holdings, Ltd.	70,000	31,211
Stella International Holdings, Ltd.	217,000	225,849
Sun Hung Kai Properties, Ltd.	102,588	1,424,488
SUNeVision Holdings, Ltd.	424,000	240,360
Swire Pacific, Ltd., Class A	144,000	1,139,174
Swire Pacific, Ltd., Class B	230,000	291,532
Swire Properties, Ltd.	81,200	217,743
Tai Hing Group Holdings, Ltd.	148,000	18,288
Tai Sang Land Development, Ltd.	20,710	9,735
Tao Heung Holdings, Ltd.	144,000	15,409
Techtronic Industries Co., Ltd.	227,000	2,440,643
*Television Broadcasts, Ltd.	198,700	173,643
Texhong International Group, Ltd.	254,500	185,447
Texwinca Holdings, Ltd.	408,000	72,765
*Theme International Holdings, Ltd.	670,000	77,670
*Tongda Group Holdings, Ltd.	3,960,000	55,491
Town Health International Medical Group, Ltd.	1,368,000	53,153
Tradelink Electronic Commerce, Ltd.	268,000	32,433
Transport International Holdings, Ltd.	121,373	160,493
United Laboratories International Holdings, Ltd. (The)	966,500	780,597
*<»Untrade CW Group Hold	210,000	—
*<»Untrade Hua Han Health	1,233,842	—
*<»Untrade Huiyuan Juice	306,500	13,689
*<»Untrade SMI Holdings	414,396	—
*<»Untrade.Anxin China	816,000	—
*<»Untrade.Brightoil	1,089,000	—
*<»Untrade.C Animal Health	47,000	562
*<»Untrade.C Fiber Optic	521,599	—
*<»Untrade.DBA Telecom	72,000	—
*<»Untrade.Fuguiniao H Shs	53,000	—
*<»Untrade.Gold Finance Holding	62,000	—
*<»Untrade.Hsin Chong GP	876,000	7,321

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*<»Untrade.Long Well International	856,000	$—
*<»Untrade.Master Glory GP	211,687	—
*<»Untrade.Pac Andes International Holdings	1,128,607	3,939
*<»Untrade.Rexlot Holdings	5,031,399	—
*<»Untrade.Tech Pro	2,780,000	—
*<»Untrade.Tenwow Int L	286,000	—
*<»UP Energy Development Group, Ltd.	524,000	—
Value Partners Group, Ltd.	266,000	84,037
Vedan International Holdings, Ltd.	152,000	9,391
Vitasoy International Holdings, Ltd.	270,000	476,720
#*Vobile Group, Ltd.	22,000	8,520
*ΩVPower Group International Holdings, Ltd.	189,899	8,830
VSTECS Holdings, Ltd.	405,600	232,512
VTech Holdings, Ltd.	91,700	549,623
Wai Kee Holdings, Ltd.	26,000	5,333
ΩWH Group, Ltd.	8,584,708	4,768,128
Wharf Real Estate Investment Co., Ltd.	209,000	1,200,767
Wing Tai Properties, Ltd.	102,000	45,348
*Wynn Macau, Ltd.	280,400	301,121
*Xingye Alloy Materials Group, Ltd.	89,000	12,131
Xinyi Glass Holdings, Ltd.	1,053,000	1,918,228
YTO Express Holdings, Ltd.	74,000	17,157
Yue Yuen Industrial Holdings, Ltd.	382,500	574,001
*Yunfeng Financial Group, Ltd.	4,000	601
*Zensun Enterprises, Ltd.	105,000	9,631
*Zhaobangji Properties Holdings, Ltd.	272,000	11,261

TOTAL HONG KONG		85,907,426

HUNGARY — (0.1%)
4iG Nyrt	4,928	10,003
*Magyar Telekom Telecommunications PLC	143,746	181,184
MASTERPLAST Nyrt	1,030	7,192
MOL Hungarian Oil & Gas PLC	198,696	1,612,023
#*Opus Global Nyrt	87,602	30,845
OTP Bank Nyrt	15,077	459,480
Richter Gedeon Nyrt	27,005	652,801

TOTAL HUNGARY		2,953,528

INDIA — (4.9%)
*360 ONE WAM, Ltd.	6,936	35,584
Aarti Drugs, Ltd.	7,379	37,947
Aarti Industries, Ltd.	37,447	257,277
*Aarti Pharmalabs, Ltd.	9,361	41,688
ABB India, Ltd.	6,072	253,601
*ACC, Ltd.	28,047	604,166
Action Construction Equipment, Ltd.	13,202	67,328
Adani Enterprises, Ltd.	3,855	90,677
*Adani Green Energy, Ltd.	13,469	156,520
Adani Ports & Special Economic Zone, Ltd.	83,274	693,270
Adani Total Gas, Ltd.	17,503	202,115
*Adani Transmission, Ltd.	20,330	255,739
ADF Foods, Ltd.	4,267	38,920
Advanced Enzyme Technologies, Ltd.	15,554	49,074
Aegis Logistics, Ltd.	42,500	203,499
AGI Greenpac, Ltd.	15,211	76,895
Agro Tech Foods, Ltd.	2,658	25,987
Ahluwalia Contracts India, Ltd.	14,045	88,326
AIA Engineering, Ltd.	11,963	397,433
Ajanta Pharma, Ltd.	18,899	303,128

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Akzo Nobel India, Ltd.	3,717	$105,588
Alembic Pharmaceuticals, Ltd.	22,017	149,625
Alkem Laboratories, Ltd.	8,278	355,038
Alkyl Amines Chemicals	6,128	177,019
Allcargo Logistics, Ltd.	38,373	127,869
*»Allcargo Terminals, Ltd.	38,373	28,782
*Alok Industries, Ltd.	312,233	48,073
Amara Raja Batteries, Ltd.	65,386	480,270
*Ambuja Cements, Ltd.	98,466	477,072
Amrutanjan Health Care, Ltd.	4,718	34,819
Anant Raj, Ltd.	50,961	88,177
Andhra Sugars, Ltd. (The)	42,805	60,779
Angel One, Ltd.	10,881	163,548
Apar Industries, Ltd.	7,955	273,300
Apcotex Industries, Ltd.	13,262	81,376
APL Apollo Tubes, Ltd.	96,528	1,409,593
Apollo Hospitals Enterprise, Ltd.	25,855	1,426,039
Apollo Tyres, Ltd.	177,730	753,389
*Arvind Fashions, Ltd.	16,332	56,298
*Arvind, Ltd.	88,621	116,954
Asahi India Glass, Ltd.	31,183	182,214
Ashiana Housing, Ltd.	23,855	51,988
Ashok Leyland, Ltd.	220,762	393,716
*Ashoka Buildcon, Ltd.	83,179	89,291
Asian Paints, Ltd.	33,418	1,185,181
Astec Lifesciences, Ltd.	3,485	56,721
*ΩAster DM Healthcare, Ltd.	73,445	221,629
Astra Microwave Products, Ltd.	23,981	90,255
Astral, Ltd.	25,616	453,090
AstraZeneca Pharma India, Ltd.	851	33,155
Atul, Ltd.	10,075	845,974
ΩAU Small Finance Bank, Ltd.	49,675	402,960
Aurobindo Pharma, Ltd.	113,669	857,001
Automotive Axles, Ltd.	1,863	54,899
Avanti Feeds, Ltd.	22,762	100,617
*ΩAvenue Supermarts, Ltd.	4,916	210,967
Axis Bank, Ltd.	572,835	6,019,803
Axis Bank, Ltd., GDR	809	42,715
Bajaj Auto, Ltd.	19,703	1,067,042
Bajaj Consumer Care, Ltd.	35,277	68,173
*Bajaj Finserv, Ltd.	23,760	393,304
*Bajaj Hindusthan Sugar, Ltd.	519,951	92,762
Balaji Amines, Ltd.	6,473	166,127
Balkrishna Industries, Ltd.	30,170	768,386
Balmer Lawrie & Co., Ltd.	6,865	9,941
Balrampur Chini Mills, Ltd.	315,740	1,603,079
Banco Products India, Ltd.	14,122	44,565
*ΩBandhan Bank, Ltd.	77,107	216,049
Bank of Baroda	319,673	733,399
Bank of India	222,199	228,074
Bank of Maharashtra	108,175	39,920
Bannari Amman Sugars, Ltd.	1,452	51,137
BASF India, Ltd.	5,965	172,978
Bata India, Ltd.	18,342	330,514
Bayer CropScience, Ltd.	3,536	178,921
*BEML Land Assets, Ltd.	9,982	25,182
BEML, Ltd.	9,982	148,413
Berger Paints India, Ltd.	53,646	400,102

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*BF Utilities, Ltd.	2,087	$8,598
Bhansali Engineering Polymers, Ltd.	37,755	46,550
Bharat Bijlee, Ltd.	2,123	71,364
Bharat Dynamics, Ltd.	15,844	194,632
Bharat Electronics, Ltd.	2,705,449	3,415,026
Bharat Forge, Ltd.	79,381	777,308
Bharat Heavy Electricals, Ltd.	382,092	366,048
Bharat Petroleum Corp., Ltd.	133,124	581,712
Bharat Rasayan, Ltd.	333	40,422
Bharti Airtel, Ltd.	313,419	3,061,184
Birla Corp., Ltd.	14,070	157,581
Birlasoft, Ltd.	316,202	1,054,635
Bliss Gvs Pharma, Ltd.	27,113	25,362
BLS International Services, Ltd.	26,356	57,777
Blue Dart Express, Ltd.	2,623	190,421
Blue Star, Ltd.	12,735	230,342
Bodal Chemicals, Ltd.	46,508	39,838
Bombay Burmah Trading Co.	7,406	93,851
*Borosil Renewables, Ltd.	19,509	121,937
*Borosil, Ltd.	2,403	11,894
Bosch, Ltd.	700	165,700
Brigade Enterprises, Ltd.	42,939	263,344
Britannia Industries, Ltd.	19,035	1,059,150
*Camlin Fine Sciences, Ltd.	46,047	97,005
Canara Bank	93,455	362,520
*Capacit’e Infraprojects, Ltd.	4,897	7,863
Caplin Point Laboratories, Ltd.	11,270	93,411
Carborundum Universal, Ltd.	43,530	573,033
Care Ratings, Ltd.	11,698	91,270
Castrol India, Ltd.	208,015	304,640
CCL Products India, Ltd.	44,521	327,639
Ceat, Ltd.	11,484	218,520
*Central Bank of India, Ltd.	371,203	137,665
Central Depository Services India, Ltd.	26,068	320,322
Century Enka, Ltd.	5,642	27,746
Century Plyboards India, Ltd.	22,626	144,046
Century Textiles & Industries, Ltd.	26,934	223,917
Cera Sanitaryware, Ltd.	1,102	84,045
CESC, Ltd.	160,688	134,502
CG Power & Industrial Solutions, Ltd.	201,078	758,868
Chambal Fertilisers and Chemicals, Ltd.	107,383	374,821
Chennai Petroleum Corp., Ltd.	9,288	34,474
*<»Chennai Super Kings Cricket, Ltd.	65,357	337
Cholamandalam Financial Holdings, Ltd.	32,655	242,210
Cigniti Technologies, Ltd.	12,873	135,814
Cipla, Ltd.	193,013	2,141,660
City Union Bank, Ltd.	157,545	272,694
Coal India, Ltd.	180,335	513,661
ΩCochin Shipyard, Ltd.	16,232	99,848
*ΩCoffee Day Enterprises, Ltd.	17,512	6,997
Coforge, Ltd.	16,565	847,011
Colgate-Palmolive India, Ltd.	33,363	650,290
Computer Age Management Services, Ltd.	7,719	194,422
Container Corp. Of India, Ltd.	82,663	617,880
Coromandel International, Ltd.	72,888	839,399
*Cosmo First, Ltd.	8,345	63,462
CRISIL, Ltd.	7,224	317,715
Crompton Greaves Consumer Electricals, Ltd.	545,104	1,697,866

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*CSB Bank, Ltd.	20,564	$70,233
Cummins India, Ltd.	49,955	961,818
Cyient, Ltd.	27,362	394,517
*D B Realty, Ltd.	12,152	13,075
Dabur India, Ltd.	80,737	525,742
Dalmia Bharat Sugar & Industries, Ltd.	8,935	40,413
Dalmia Bharat, Ltd.	29,520	720,070
DB Corp., Ltd.	46,855	67,160
DCB Bank, Ltd.	127,493	165,294
DCM Shriram, Ltd.	13,208	131,925
DCW, Ltd.	77,422	43,282
Deepak Fertilisers & Petrochemicals Corp., Ltd.	33,544	245,710
Deepak Nitrite, Ltd.	71,437	1,648,259
Delta Corp., Ltd.	92,804	232,134
*Dhampur Bio Organics, Ltd.	18,713	38,004
Dhampur Sugar Mills, Ltd.	18,713	55,840
Dhanuka Agritech, Ltd.	4,570	36,033
ΩDilip Buildcon, Ltd.	20,929	46,174
*Dish TV India, Ltd.	654,442	124,753
*Dishman Carbogen Amcis, Ltd.	38,071	64,385
Divi’s Laboratories, Ltd.	17,411	695,259
Dixon Technologies India, Ltd.	16,949	603,784
DLF, Ltd.	108,659	565,892
Dollar Industries, Ltd.	14,444	61,236
ΩDr Lal PathLabs, Ltd.	18,641	445,204
Dr Reddy’s Laboratories, Ltd.	12,450	749,993
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	43,667	2,640,107
Dwarikesh Sugar Industries, Ltd.	91,770	102,719
Dynamatic Technologies, Ltd.	1,955	69,873
eClerx Services, Ltd.	10,894	180,443
Eicher Motors, Ltd.	21,322	860,084
EID Parry India, Ltd.	38,148	234,287
*EIH Associated Hotels	5,892	34,501
*EIH, Ltd.	64,567	148,920
Electrosteel Castings, Ltd.	121,003	56,039
Elgi Equipments, Ltd.	42,594	241,866
Emami, Ltd.	98,727	452,339
ΩEndurance Technologies, Ltd.	14,945	245,497
Engineers India, Ltd.	74,946	75,829
EPL, Ltd.	40,356	86,273
*ΩEquitas Small Finance Bank, Ltd.	219,175	184,663
ΩEris Lifesciences, Ltd.	14,884	114,809
ESAB India, Ltd.	1,533	65,040
Escorts Kubota, Ltd.	29,909	724,058
Everest Kanto Cylinder, Ltd.	17,320	20,498
Excel Industries, Ltd.	934	10,029
*Exide Industries, Ltd.	212,418	508,357
*FDC, Ltd.	18,220	65,679
Federal Bank, Ltd.	1,261,147	2,079,663
FIEM Industries, Ltd.	2,152	46,689
Filatex India, Ltd.	105,104	46,813
Fine Organic Industries, Ltd.	2,898	156,685
Finolex Cables, Ltd.	35,653	389,875
Finolex Industries, Ltd.	146,070	298,972
Firstsource Solutions, Ltd.	286,987	409,599
Force Motors, Ltd.	3,544	58,156
*Fortis Healthcare, Ltd.	173,393	552,578
Gabriel India, Ltd.	39,035	73,504

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
GAIL India, Ltd.	1,256,707	$1,647,737
Galaxy Surfactants, Ltd.	4,087	124,161
Garden Reach Shipbuilders & Engineers, Ltd.	18,819	106,356
Garware Technical Fibres, Ltd.	3,782	134,837
Gateway Distriparks, Ltd.	49,792	38,788
*Gati, Ltd.	23,499	34,257
*GE Power India, Ltd.	10,492	16,731
*GE T&D India, Ltd.	25,313	54,501
ΩGeneral Insurance Corp. of India	23,703	44,460
Genus Power Infrastructures, Ltd.	73,445	81,445
Geojit Financial Services, Ltd.	46,634	25,586
*»GHCL Textiles, Ltd.	53,691	21,815
GHCL, Ltd.	53,691	317,968
Gillette India, Ltd.	2,772	149,473
GlaxoSmithKline Pharmaceuticals, Ltd.	14,421	218,845
Glenmark Pharmaceuticals, Ltd.	78,623	541,327
GMM Pfaudler, Ltd.	1,365	24,702
*GMR Infrastructure, Ltd.	473,405	264,075
Godawari Power and Ispat, Ltd.	20,859	90,995
Godfrey Phillips India, Ltd.	7,592	164,232
ΩGodrej Agrovet, Ltd.	14,423	77,185
*Godrej Consumer Products, Ltd.	62,770	696,070
*Godrej Industries, Ltd.	28,415	156,317
*Godrej Properties, Ltd.	22,898	368,010
Goodyear India, Ltd.	3,596	48,577
Granules India, Ltd.	169,642	622,609
Graphite India, Ltd.	18,343	66,514
Grasim Industries, Ltd.	57,703	1,212,989
*Gravita India, Ltd.	5,054	31,398
Great Eastern Shipping Co., Ltd. (The)	49,881	413,012
Greaves Cotton, Ltd.	20,983	34,217
Greenlam Industries, Ltd.	17,325	61,436
Greenpanel Industries, Ltd.	27,966	101,938
Greenply Industries, Ltd.	31,249	55,158
Grindwell Norton, Ltd.	17,782	412,933
Gujarat Alkalies & Chemicals, Ltd.	20,537	171,764
Gujarat Ambuja Exports, Ltd.	32,080	114,131
Gujarat Fluorochemicals, Ltd.	8,018	331,321
Gujarat Gas, Ltd.	34,211	195,539
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	80,146	576,345
Gujarat Pipavav Port, Ltd.	120,257	167,374
Gujarat State Petronet, Ltd.	152,582	531,283
Happiest Minds Technologies, Ltd.	10,020	100,737
*Hathway Cable & Datacom, Ltd.	42,479	6,956
Hatsun Agro Product, Ltd.	24,932	258,349
Havells India, Ltd.	33,269	500,115
HBL Power Systems, Ltd.	49,388	67,803
HCL Technologies, Ltd.	194,443	2,528,302
ΩHDFC Asset Management Co., Ltd.	18,494	398,710
HDFC Bank, Ltd.	325,468	6,711,693
ΩHDFC Life Insurance Co., Ltd.	40,846	264,408
*HealthCare Global Enterprises, Ltd.	16,384	54,055
HEG, Ltd.	4,185	57,009
HeidelbergCement India, Ltd.	30,366	64,100
Heritage Foods, Ltd.	27,686	57,225
Hero MotoCorp, Ltd.	50,362	1,574,562
Hester Biosciences, Ltd.	1,809	40,029
HFCL, Ltd.	455,741	360,867

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
HG Infra Engineering, Ltd.	10,441	$112,395
Hikal, Ltd.	40,541	146,388
HIL, Ltd.	2,537	83,799
Himadri Speciality Chemical, Ltd.	158,794	200,927
Himatsingka Seide, Ltd.	14,665	14,676
Hindalco Industries, Ltd.	719,671	3,835,080
Hinduja Global Solutions, Ltd.	1,178	14,885
Hindustan Aeronautics, Ltd.	17,337	618,644
*Hindustan Construction Co., Ltd.	364,820	72,218
Hindustan Copper, Ltd.	63,835	79,095
*Hindustan Oil Exploration Co., Ltd.	21,624	43,467
Hindustan Petroleum Corp., Ltd.	131,275	403,035
Hindustan Unilever, Ltd.	46,334	1,391,273
*Hindware Home Innovation, Ltd.	11,858	55,924
Hitachi Energy India, Ltd.	1,582	63,958
Hle Glascoat, Ltd.	4,480	32,537
Honda India Power Products, Ltd.	1,550	46,723
Honeywell Automation India, Ltd.	256	111,349
Huhtamaki India, Ltd.	6,706	18,696
I G Petrochemicals, Ltd.	6,330	37,228
ICICI Bank, Ltd.	102,421	1,148,472
ICICI Bank, Ltd., Sponsored ADR	291,841	6,639,383
ΩICICI Lombard General Insurance Co., Ltd.	21,635	285,294
ΩICICI Prudential Life Insurance Co., Ltd.	26,211	139,164
ΩICICI Securities, Ltd.	18,225	98,668
ICRA, Ltd.	1,189	68,740
*IDFC First Bank, Ltd.	1,485,775	1,115,653
IDFC, Ltd.	1,645,595	1,765,516
*IFB Industries, Ltd.	5,171	53,542
*Igarashi Motors India, Ltd.	4,877	21,943
IIFL Securities, Ltd.	75,939	54,516
India Cements, Ltd. (The)	107,691	244,171
India Glycols, Ltd.	6,683	46,160
*Indiabulls Real Estate, Ltd.	252,087	224,252
Indian Bank	107,028	421,645
ΩIndian Energy Exchange, Ltd.	218,892	418,733
Indian Hotels Co., Ltd.	213,142	883,184
Indian Oil Corp., Ltd.	293,187	291,624
*Indian Overseas Bank	472,823	149,064
Indian Railway Catering & Tourism Corp., Ltd.	58,200	439,365
Indo Count Industries, Ltd.	44,852	74,209
Indoco Remedies, Ltd.	18,301	72,333
Indraprastha Gas, Ltd.	69,780	422,331
Indus Towers, Ltd.	352,299	667,263
IndusInd Bank, Ltd.	78,630	1,107,635
*Infibeam Avenues, Ltd.	403,108	67,483
Info Edge India, Ltd.	12,561	579,607
Infosys, Ltd.	536,347	8,210,404
Infosys, Ltd., Sponsored ADR	204,470	3,177,464
Ingersoll Rand India, Ltd.	3,935	132,976
*Inox Wind, Ltd.	55,305	71,838
Insecticides India, Ltd.	3,549	20,916
Intellect Design Arena, Ltd.	26,673	145,333
*ΩInterGlobe Aviation, Ltd.	19,642	485,060
IOL Chemicals and Pharmaceuticals, Ltd.	10,197	49,660
Ipca Laboratories, Ltd.	59,759	518,570
IRB Infrastructure Developers, Ltd.	380,340	127,344
ΩIRCON International, Ltd.	152,397	138,363

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
ISGEC Heavy Engineering, Ltd.	1,855	$11,045
ITC, Ltd.	527,670	2,743,894
ITD Cementation India, Ltd.	40,223	60,775
*ITI, Ltd.	27,199	31,624
J Kumar Infraprojects, Ltd.	14,330	47,751
Jagran Prakashan, Ltd.	49,391	44,269
Jai Corp., Ltd.	33,695	61,143
*Jaiprakash Power Ventures, Ltd.	924,343	66,076
*Jammu & Kashmir Bank, Ltd. (The)	153,671	109,287
Jamna Auto Industries, Ltd.	85,661	109,541
JB Chemicals & Pharmaceuticals, Ltd.	15,464	402,462
JBM Auto, Ltd.	10,245	100,483
Jindal Poly Films, Ltd.	8,921	68,153
Jindal Saw, Ltd.	104,934	209,711
Jindal Stainless, Ltd.	266,993	919,706
Jindal Steel & Power, Ltd.	143,537	1,022,292
JK Cement, Ltd.	23,434	857,138
JK Lakshmi Cement, Ltd.	35,293	337,313
JK Paper, Ltd.	116,372	536,525
JK Tyre & Industries, Ltd.	54,548	119,046
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	298	4,083
JSW Energy, Ltd.	170,604	543,481
JSW Steel, Ltd.	389,093	3,448,461
JTEKT India, Ltd.	35,401	46,979
Jubilant Foodworks, Ltd.	202,405	1,104,202
Jubilant Ingrevia, Ltd.	28,466	146,598
Jubilant Pharmova, Ltd.	5,652	21,531
Jyothy Labs, Ltd.	69,463	165,305
Kajaria Ceramics, Ltd.	35,033	468,669
Kalpataru Power Transmission, Ltd.	45,912	302,924
Kalyani Steels, Ltd.	14,435	58,517
Kansai Nerolac Paints, Ltd.	6,681	31,035
Karnataka Bank, Ltd. (The)	174,880	287,740
Karur Vysya Bank, Ltd. (The)	371,958	444,516
Kaveri Seed Co., Ltd.	13,767	89,429
KCP, Ltd. (The)	32,972	42,627
KEC International, Ltd.	61,953	347,442
KEI Industries, Ltd.	64,721	1,498,719
Kennametal India, Ltd.	2,656	74,069
*Kesoram Industries, Ltd.	30,374	22,752
*Kiri Industries, Ltd.	14,396	52,149
Kirloskar Brothers, Ltd.	9,563	49,675
Kirloskar Ferrous Industries, Ltd.	16,771	84,730
Kirloskar Oil Engines, Ltd.	24,452	117,679
KNR Constructions, Ltd.	66,921	196,422
Kolte-Patil Developers, Ltd.	19,142	59,026
Kotak Mahindra Bank, Ltd.	63,557	1,505,160
KPIT Technologies, Ltd.	151,351	1,695,564
KPR Mill, Ltd.	50,523	371,007
KRBL, Ltd.	28,554	138,258
KSB, Ltd.	7,665	210,793
LA Opala RG, Ltd.	13,388	62,780
Lakshmi Machine Works, Ltd.	828	107,995
ΩLarsen & Toubro Infotech, Ltd.	23,393	1,263,306
Larsen & Toubro, Ltd.	108,406	3,132,049
ΩLaurus Labs, Ltd.	242,686	912,190
LG Balakrishnan & Bros, Ltd.	14,194	150,853
Linde India, Ltd.	1,563	76,099

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
LT Foods, Ltd.	66,100	$89,414
Lumax Auto Technologies, Ltd.	8,710	33,249
Lupin, Ltd.	32,341	280,388
*LUX Industries, Ltd.	725	12,067
Mahanagar Gas, Ltd.	16,860	207,803
Maharashtra Seamless, Ltd.	32,112	170,103
Mahindra & Mahindra, Ltd.	300,418	4,503,907
Mahindra & Mahindra, Ltd., GDR	1,668	25,020
*Mahindra CIE Automotive, Ltd.	58,234	283,783
*Mahindra Holidays & Resorts India, Ltd.	35,467	130,559
Mahindra Lifespace Developers, Ltd.	31,462	143,054
ΩMahindra Logistics, Ltd.	14,631	66,123
Maithan Alloys, Ltd.	5,759	63,778
Man Infraconstruction, Ltd.	54,514	54,490
Mangalam Cement, Ltd.	8,373	29,671
*Mangalore Refinery & Petrochemicals, Ltd.	38,834	30,489
Marico, Ltd.	234,611	1,423,097
Marksans Pharma, Ltd.	61,722	60,941
Maruti Suzuki India, Ltd.	7,019	736,716
Mastek, Ltd.	7,005	147,301
*Max Healthcare Institute, Ltd.	53,426	300,339
*Max Ventures & Industries, Ltd.	6,426	15,088
Mayur Uniquoters, Ltd.	7,647	47,567
Mazagon Dock Shipbuilders, Ltd.	5,464	50,363
Meghmani Finechem, Ltd.	1,976	23,091
Meghmani Organics, Ltd.	34,696	35,953
ΩMetropolis Healthcare, Ltd.	21,063	322,111
Minda Corp., Ltd.	45,719	158,046
ΩMishra Dhatu Nigam, Ltd.	16,806	41,935
MM Forgings, Ltd.	2,939	29,964
MOIL, Ltd.	4,815	9,220
Monte Carlo Fashions, Ltd.	8,944	77,182
*Morepen Laboratories, Ltd.	110,677	36,989
Motherson Sumi Wiring India, Ltd.	451,823	296,757
Mphasis, Ltd.	43,449	963,339
MRF, Ltd.	699	760,247
MSTC, Ltd.	2,780	10,281
Mukand, Ltd.	11,875	19,082
Multi Commodity Exchange of India, Ltd.	4,997	85,449
Nahar Spinning Mills, Ltd.	6,392	22,323
Narayana Hrudayalaya, Ltd.	28,916	269,192
Natco Pharma, Ltd.	27,813	195,403
National Aluminium Co., Ltd.	866,323	877,584
*National Fertilizers, Ltd.	14,661	14,126
Nava, Ltd.	40,929	117,231
Navin Fluorine International, Ltd.	8,473	502,170
Navneet Education, Ltd.	49,339	69,364
NBCC India, Ltd.	284,343	136,549
NCC, Ltd.	201,395	294,822
NCL Industries, Ltd.	18,393	42,051
NELCO, Ltd.	4,568	35,406
NESCO, Ltd.	11,555	78,216
Nestle India, Ltd.	6,713	1,785,080
Neuland Laboratories, Ltd.	212	5,542
Newgen Software Technologies, Ltd.	12,977	79,627
NHPC, Ltd.	531,159	287,205
Nilkamal, Ltd.	2,668	67,120
ΩNippon Life India Asset Management, Ltd.	20,748	60,391

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
NLC India, Ltd.	76,475	$76,114
*NMDC Steel, Ltd.	274,958	123,979
NMDC, Ltd.	274,958	364,544
NOCIL, Ltd.	48,009	124,897
Novartis India, Ltd.	4,345	31,612
NRB Bearings, Ltd.	24,272	44,519
NTPC, Ltd.	430,224	904,227
Oberoi Realty, Ltd.	64,509	721,345
Oil & Natural Gas Corp., Ltd.	255,909	497,050
Oil India, Ltd.	82,703	257,549
*Omaxe, Ltd.	16,784	10,942
OnMobile Global, Ltd.	31,003	26,481
Oracle Financial Services Software, Ltd.	8,946	389,367
Orient Cement, Ltd.	65,287	101,716
Orient Electric, Ltd.	61,077	166,208
Orient Paper & Industries, Ltd.	112,110	59,181
*Oriental Aromatics, Ltd.	2,651	13,351
Oriental Carbon & Chemicals, Ltd.	4,649	39,740
Page Industries, Ltd.	1,883	927,754
Panama Petrochem, Ltd.	13,480	48,436
*ΩParag Milk Foods, Ltd.	22,437	23,990
*Patel Engineering, Ltd.	66,459	16,648
*PC Jeweller, Ltd.	107,877	33,548
PCBL, Ltd.	115,528	181,121
Persistent Systems, Ltd.	23,171	1,341,298
Petronet LNG, Ltd.	421,018	1,218,765
Pfizer, Ltd.	4,323	198,181
Phoenix Mills, Ltd. (The)	33,770	596,573
PI Industries, Ltd.	14,894	615,971
Pidilite Industries, Ltd.	20,076	593,488
PNC Infratech, Ltd.	43,004	148,923
Poly Medicure, Ltd.	4,471	53,475
Polycab India, Ltd.	7,339	287,453
Polyplex Corp., Ltd.	25,452	422,524
Power Grid Corp. of India, Ltd.	322,400	934,664
Power Mech Projects, Ltd.	3,139	100,396
Praj Industries, Ltd.	58,652	254,751
*Prakash Industries, Ltd.	38,602	25,684
ΩPrataap Snacks, Ltd.	4,820	42,719
Prestige Estates Projects, Ltd.	80,003	479,707
*Pricol, Ltd.	72,888	223,020
*Prime Focus, Ltd.	27,584	27,875
Prince Pipes & Fittings, Ltd.	17,117	123,730
*Prism Johnson, Ltd.	45,016	68,292
Privi Speciality Chemicals, Ltd.	3,249	42,453
Procter & Gamble Health, Ltd.	3,281	186,782
Procter & Gamble Hygiene & Health Care, Ltd.	1,186	202,967
PSP Projects, Ltd.	6,820	57,590
Punjab National Bank	482,128	307,824
Puravankara, Ltd.	18,870	17,778
*PVR, Ltd.	4,637	82,905
ΩQuess Corp., Ltd.	18,456	81,854
Radico Khaitan, Ltd.	37,021	509,944
Rain Industries, Ltd.	185,501	368,118
Rajesh Exports, Ltd.	30,778	209,841
Rallis India, Ltd.	32,411	75,031
Ramco Cements, Ltd. (The)	61,882	556,691
Ramkrishna Forgings, Ltd.	60,680	241,723

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Rane Holdings, Ltd.	2,928	$33,194
Rashtriya Chemicals & Fertilizers, Ltd.	95,234	126,845
Ratnamani Metals & Tubes, Ltd.	8,817	231,608
Raymond, Ltd.	48,210	938,000
*ΩRBL Bank, Ltd.	844,720	1,670,112
Redington, Ltd.	891,446	1,834,389
Relaxo Footwears, Ltd.	13,222	136,241
Reliance Industries, Ltd.	289,874	8,573,707
ΩReliance Industries, Ltd., GDR	21,231	1,265,368
*Reliance Infrastructure, Ltd.	62,087	119,529
*Reliance Power, Ltd.	1,379,645	205,675
Rhi Magnesita India, Ltd.	16,643	130,553
Rico Auto Industries, Ltd.	64,014	56,124
RITES, Ltd.	16,602	78,145
RSWM, Ltd.	11,104	24,769
Safari Industries India, Ltd.	1,120	33,433
Sagar Cements, Ltd.	15,512	36,555
Samvardhana Motherson International, Ltd.	484,096	434,192
Sandhar Technologies, Ltd.	3,283	8,471
Sangam India, Ltd.	6,548	21,756
*Sanghi Industries, Ltd.	26,067	20,306
Sanofi India, Ltd.	3,912	266,266
Sarda Energy & Minerals, Ltd.	5,876	80,576
Saregama India, Ltd.	16,294	65,724
Sasken Technologies, Ltd.	3,582	39,255
Savita Oil Technologies, Ltd.	12,300	42,287
SBI Cards & Payment Services, Ltd.	26,112	246,407
ΩSBI Life Insurance Co., Ltd.	27,265	379,842
Schaeffler India, Ltd.	11,105	376,514
*Schneider Electric Infrastructure, Ltd.	24,200	52,341
*SEAMEC, Ltd.	763	5,935
Seshasayee Paper & Boards, Ltd.	8,475	29,069
ΩSH Kelkar & Co., Ltd.	20,439	28,734
Shakti Pumps India, Ltd.	5,456	29,125
Shankara Building Products, Ltd.	4,888	37,797
Sharda Cropchem, Ltd.	13,188	74,790
Sharda Motor Industries, Ltd.	3,959	33,864
*Sheela Foam, Ltd.	10,732	137,061
Shilpa Medicare, Ltd.	13,896	43,563
*<»Shipping Corp. of India Land And Assets, Ltd.	77,898	25,748
Shipping Corp. of India, Ltd.	77,898	86,811
*Shoppers Stop, Ltd.	15,065	122,068
Shree Cement, Ltd.	1,922	571,517
*Shree Renuka Sugars, Ltd.	187,223	107,182
Siemens, Ltd.	7,037	296,627
*SIS, Ltd.	19,392	91,147
Siyaram Silk Mills, Ltd.	12,144	72,646
SKF India, Ltd.	10,407	530,090
Sobha, Ltd.	18,481	103,554
Solar Industries India, Ltd.	9,488	443,327
*Solara Active Pharma Sciences, Ltd.	1,513	6,961
Somany Ceramics, Ltd.	6,553	42,584
Sonata Software, Ltd.	46,300	483,587
*South Indian Bank, Ltd. (The)	1,598,565	321,329
SRF, Ltd.	107,201	3,327,588
*Star Cement, Ltd.	63,523	90,430
State Bank of India	172,636	1,219,941
State Bank of India, GDR	6,235	438,944

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Steel Authority of India, Ltd.	477,483	$483,106
Sterlite Technologies, Ltd.	84,330	165,082
*Strides Pharma Science, Ltd.	27,618	114,912
*Stylam Industries, Ltd.	719	10,196
*Subex, Ltd.	214,576	84,560
Subros, Ltd.	12,359	46,537
Sudarshan Chemical Industries	13,736	69,254
Sumitomo Chemical India, Ltd.	9,919	48,822
Sun Pharmaceutical Industries, Ltd.	154,710	1,867,135
Sun TV Network, Ltd.	53,803	283,886
Sundaram-Clayton, Ltd.	2,010	98,245
*<»Sundaram-Clayton, Ltd.	233,160	9,687
Sundram Fasteners, Ltd.	38,565	492,970
Sunteck Realty, Ltd.	38,289	141,766
Suprajit Engineering, Ltd.	31,753	138,751
Supreme Industries, Ltd.	23,611	785,281
*Supreme Petrochem, Ltd.	25,876	120,975
Surya Roshni, Ltd.	10,781	105,226
Sutlej Textiles and Industries, Ltd.	74,054	46,512
Suven Pharmaceuticals, Ltd.	41,700	240,459
*Suzlon Energy, Ltd.	1,471,229	149,215
*»Suzlon Energy, Ltd.	1,786	126
Swaraj Engines, Ltd.	3,098	65,822
Symphony, Ltd.	2,142	25,690
ΩSyngene International, Ltd.	53,120	439,441
Tamil Nadu Newsprint & Papers, Ltd.	7,444	21,876
Tamilnadu Petroproducts, Ltd.	31,415	32,457
Tanla Platforms, Ltd.	23,498	194,175
Tasty Bite Eatables, Ltd.	79	8,932
Tata Chemicals, Ltd.	115,125	1,340,232
Tata Coffee, Ltd.	44,920	121,225
Tata Communications, Ltd.	23,106	358,436
Tata Consultancy Services, Ltd.	115,828	4,556,407
Tata Consumer Products, Ltd.	96,447	900,225
Tata Elxsi, Ltd.	10,673	866,452
*Tata Motors, Ltd.	794,689	4,709,214
Tata Power Co., Ltd. (The)	307,543	755,740
Tata Steel Long Products, Ltd.	680	5,454
Tata Steel, Ltd.	4,683,031	6,177,375
TCI Express, Ltd.	5,436	97,894
*ΩTCNS Clothing Co., Ltd.	1,173	7,064
TD Power Systems, Ltd.	39,120	83,392
Tech Mahindra, Ltd.	253,207	3,167,398
Techno Electric & Engineering Co., Ltd.	23,038	104,610
Texmaco Rail & Engineering, Ltd.	74,640	51,669
Thermax, Ltd.	7,625	213,056
Thirumalai Chemicals, Ltd.	32,411	78,635
*Thomas Cook India, Ltd.	76,726	61,644
Tide Water Oil Co. India, Ltd.	3,518	37,065
Tilaknagar Industries, Ltd.	6,525	9,911
Time Technoplast, Ltd.	52,744	54,267
Timken India, Ltd.	6,851	249,754
Tinplate Co. of India, Ltd. (The)	16,198	64,308
*Titagarh Wagons, Ltd.	31,682	128,627
Titan Co., Ltd.	73,166	2,361,956
Torrent Pharmaceuticals, Ltd.	25,126	507,302
Torrent Power, Ltd.	50,970	343,428
*»Transindia Realty And Logistics Parks, Ltd.	38,373	11,379

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Transport Corp. of India, Ltd.	18,816	$145,736
Trent, Ltd.	30,011	501,581
Trident, Ltd.	645,663	245,369
Triveni Engineering & Industries, Ltd.	34,418	120,557
Triveni Turbine, Ltd.	34,359	153,371
TTK Prestige, Ltd.	18,830	168,337
Tube Investments of India, Ltd.	59,617	1,886,210
TV Today Network, Ltd.	15,353	36,180
*TV18 Broadcast, Ltd.	340,513	125,867
TVS Motor Co., Ltd.	44,041	612,615
TVS Srichakra, Ltd.	2,064	71,438
Uflex, Ltd.	19,544	96,029
Ugar Sugar Works, Ltd.	16,135	21,126
ΩUjjivan Small Finance Bank, Ltd.	122,400	41,355
UltraTech Cement, Ltd.	26,930	2,486,532
Unichem Laboratories, Ltd.	13,786	63,922
Union Bank of India, Ltd.	266,291	246,812
United Breweries, Ltd.	9,681	175,021
*United Spirits, Ltd.	53,019	503,490
UNO Minda, Ltd.	66,718	424,915
UPL, Ltd.	570,912	5,164,535
Usha Martin, Ltd.	74,108	193,066
*VA Tech Wabag, Ltd.	21,924	104,562
Vaibhav Global, Ltd.	5,700	21,947
Vakrangee, Ltd.	183,684	37,708
ΩValiant Organics, Ltd.	2,559	15,749
*Vardhman Textiles, Ltd.	61,130	237,315
*ΩVarroc Engineering, Ltd.	13,897	49,484
Varun Beverages, Ltd.	74,358	1,313,137
Vedanta, Ltd.	480,013	1,638,536
Venky’s India, Ltd.	4,313	82,477
Vesuvius India, Ltd.	4,919	101,468
V-Guard Industries, Ltd.	74,966	233,409
Vimta Labs, Ltd.	7,179	33,690
Vinati Organics, Ltd.	8,159	197,379
Vindhya Telelinks, Ltd.	3,334	71,079
VIP Industries, Ltd.	11,498	83,464
Visaka Industries, Ltd.	3,961	19,564
V-Mart Retail, Ltd.	297	7,874
*Vodafone Idea, Ltd.	2,531,501	214,989
Voltamp Transformers, Ltd.	2,690	98,188
Voltas, Ltd.	36,000	351,504
*VRL Logistics, Ltd.	15,519	119,555
VST Industries, Ltd.	1,976	79,255
VST Tillers Tractors, Ltd.	1,815	55,290
Welspun Corp., Ltd.	52,227	143,688
Welspun Enterprises, Ltd.	16,591	28,829
Welspun India, Ltd.	167,092	178,860
West Coast Paper Mills, Ltd.	21,076	141,917
*Westlife Development, Ltd.	20,843	194,648
Wheels India, Ltd.	7,065	44,361
Wipro, Ltd.	160,542	755,273
*Wockhardt, Ltd.	10,989	22,700
*Wonderla Holidays, Ltd.	9,871	54,272
*Yes Bank, Ltd.	370,586	71,096
Zee Entertainment Enterprises, Ltd.	977,293	2,349,599
*Zee Media Corp., Ltd.	276,233	30,210
Zensar Technologies, Ltd.	66,700	226,785

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Zydus Lifesciences, Ltd.	105,843	$672,413
Zydus Wellnes, Ltd.	7,349	139,443

TOTAL INDIA		278,391,328

INDONESIA — (0.6%)
ABM Investama TBK PT	150,900	34,356
Ace Hardware Indonesia TBK PT	3,099,900	95,089
Adaro Energy Indonesia TBK PT	11,687,500	2,493,652
*Adhi Karya Persero TBK PT	461,787	13,725
*Adi Sarana Armada TBK PT	604,900	37,317
*Agung Semesta Sejahtera TBK PT	358,500	1,222
AKR Corporindo TBK PT	3,000,200	331,310
*Alam Sutera Realty TBK PT	5,254,900	63,761
*Allo Bank Indonesia TBK PT	48,200	4,206
Aneka Tambang TBK	3,149,020	450,780
*<»Armidian Karyatama TBK PT	230,900	147
Arwana Citramulia TBK PT	1,583,400	98,760
Astra Agro Lestari TBK PT	244,988	129,007
Astra International TBK PT	4,544,500	2,091,028
Astra Otoparts TBK PT	247,500	30,874
*Asuransi Maximus Graha Persada TBK PT	245,400	836
Bank BTPN Syariah TBK PT	972,700	141,894
*Bank Bukopin TBK PT	8,759,682	61,503
*Bank Capital Indonesia TBK PT	1,039,200	9,209
Bank Central Asia TBK PT	5,115,300	3,155,655
*Bank China Construction Bank Indonesia TBK PT	1,768,600	8,319
*Bank Ganesha TBK PT	1,266,700	5,785
*Bank Jago TBK PT	76,500	10,795
Bank Mandiri Persero TBK PT	6,149,136	2,169,174
*Bank Mayapada International TBK PT	60,300	2,055
Bank Maybank Indonesia TBK PT	2,867,100	44,560
*Bank MNC Internasional TBK PT	4,157,600	22,389
Bank Negara Indonesia Persero TBK PT	1,499,720	963,522
Bank OCBC Nisp TBK PT	448,100	25,353
Bank Pan Indonesia TBK PT	1,625,400	122,431
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,661,181	142,112
Bank Pembangunan Daerah Jawa Timur TBK PT	1,666,800	76,693
Bank Rakyat Indonesia Persero TBK PT	7,325,693	2,546,764
Bank Syariah Indonesia TBK PT	1,907,537	224,952
Bank Tabungan Negara Persero TBK PT	2,635,985	223,708
Barito Pacific TBK PT	6,891,997	392,285
*Bekasi Fajar Industrial Estate TBK PT	2,056,600	21,169
BISI International TBK PT	622,500	71,288
Blue Bird TBK PT	213,900	25,735
*Buana Lintas Lautan TBK PT	11,098,100	91,538
Bukit Asam TBK PT	2,142,000	604,491
*Bumi Resources Minerals TBK PT	18,914,900	208,876
*Bumi Resources TBK PT	44,155,600	364,201
*Bumi Serpong Damai TBK PT	3,435,700	249,422
*Bumi Teknokultura Unggul TBK PT	2,300,800	7,842
*Capital Financial Indonesia TBK PT	183,000	8,420
Charoen Pokphand Indonesia TBK PT	1,124,000	351,681
ΩCikarang Listrindo TBK PT	440,700	20,578
Ciputra Development TBK PT	6,820,572	462,609
*Citra Marga Nusaphala Persada TBK PT	775,750	92,011
Delta Dunia Makmur TBK PT	3,705,200	81,833
Dharma Satya Nusantara TBK PT	1,568,000	66,269
Elang Mahkota Teknologi TBK PT	932,100	44,794
Elnusa TBK PT	1,952,600	42,859

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Erajaya Swasembada TBK PT	4,163,100	$140,757
*Gajah Tunggal TBK PT	674,600	32,190
*Garudafood Putra Putri Jaya TBK PT	3,983,200	126,528
*Global Mediacom TBK PT	3,200,600	60,652
Gudang Garam TBK PT	209,400	406,096
*<»Hanson International TBK PT	19,060,700	—
Harum Energy TBK PT	513,500	52,855
Hexindo Adiperkasa TBK PT	24,900	9,675
Impack Pratama Industri TBK PT	154,800	39,254
Indah Kiat Pulp & Paper TBK PT	1,113,600	590,200
Indika Energy TBK PT	1,245,300	220,707
Indo Tambangraya Megah TBK PT	249,600	566,577
Indocement Tunggal Prakarsa TBK PT	330,100	244,144
Indofood CBP Sukses Makmur TBK PT	243,000	175,169
Indofood Sukses Makmur TBK PT	2,536,500	1,115,230
Indosat TBK PT	272,050	129,813
Industri Jamu Dan Farmasi Sido Muncul TBK PT	2,590,097	139,480
Integra Indocabinet TBK PT	911,100	26,085
*<»Inti Agri Resources TBK PT	473,600	303
Japfa Comfeed Indonesia TBK PT	2,491,000	176,594
*Jasa Marga Persero TBK PT	603,126	135,261
Jaya Real Property TBK PT	932,000	33,354
Kalbe Farma TBK PT	7,254,900	1,048,424
*Kapuas Prima Coal TBK PT	1,985,300	6,767
*Kawasan Industri Jababeka TBK PT	5,953,389	48,698
KMI Wire & Cable TBK PT	964,700	19,465
*Krakatau Steel Persero TBK PT	2,335,937	45,222
*Lippo Karawaci TBK PT	13,784,095	87,384
*M Cash Integrasi PT	22,600	14,019
Mahkota Group TBK PT	166,700	8,238
*Malindo Feedmill TBK PT	473,600	14,140
*Map Aktif Adiperkasa PT	312,600	98,020
Matahari Department Store TBK PT	390,600	107,834
Mayora Indah TBK PT	886,225	157,068
*MD Pictures TBK PT	602,100	75,109
Medco Energi Internasional TBK PT	5,130,532	353,227
*Media Nusantara Citra TBK PT	4,019,200	161,645
Medikaloka Hermina TBK PT	2,504,000	241,524
*Mega Manunggal Property TBK PT	609,900	20,205
*Merdeka Copper Gold TBK PT	569,927	153,068
*Metro Healthcare Indonesia TBK PT	558,600	18,430
Metrodata Electronics TBK PT	2,603,000	101,139
*Metropolitan Kentjana TBK PT	7,000	12,406
*Mitra Adiperkasa TBK PT	4,108,300	383,665
Mitra Keluarga Karyasehat TBK PT	2,482,600	489,074
*MNC Digital Entertainment TBK PT	142,500	39,146
*MNC Kapital Indonesia TBK PT	5,460,600	21,962
*MNC Land TBK PT	12,382,500	59,085
*MNC Vision Networks TBK PT	8,030,700	27,371
Nippon Indosari Corpindo TBK PT	323,700	31,443
Pabrik Kertas Tjiwi Kimia TBK PT	459,700	212,302
*Pacific Strategic Financial TBK PT	553,200	47,891
Pakuwon Jati TBK PT	7,404,900	245,316
*Paninvest TBK PT	365,600	25,669
Perusahaan Gas Negara TBK PT	3,147,500	306,812
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	1,560,700	107,983
*<»Pool Advista Indonesia TBK PT	91,300	58
*PP Persero TBK PT	1,676,754	74,294

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Prodia Widyahusada TBK PT	87,700	$35,122
Puradelta Lestari TBK PT	4,546,100	52,371
Ramayana Lestari Sentosa TBK PT	1,111,824	46,231
*<»Rimo International Lestari TBK PT	3,756,500	—
Salim Ivomas Pratama TBK PT	1,950,400	52,915
Samudera Indonesia TBK PT	3,580,000	94,198
Sarana Menara Nusantara TBK PT	3,943,300	275,520
Sariguna Primatirta TBK PT	541,800	18,651
Sawit Sumbermas Sarana TBK PT	1,646,700	191,947
*<»Sekawan Intipratama TBK PT	1,471,800	—
Selamat Sempurna TBK PT	794,700	84,237
*Semen Baturaja Persero TBK PT	772,600	18,854
*Semen Indonesia Persero TBK PT	910,703	369,372
Siloam International Hospitals TBK PT	1,381,048	162,864
*Smartfren Telecom TBK PT	14,146,900	56,896
*<»Sri Rejeki Isman TBK PT	4,830,100	9,013
Steel Pipe Industry of Indonesia PT	504,000	8,520
Sumber Alfaria Trijaya TBK PT	2,688,300	531,429
Summarecon Agung TBK PT	5,079,033	193,883
Surya Citra Media TBK PT	7,898,500	88,838
Surya Esa Perkasa TBK PT	2,413,600	115,168
*Surya Semesta Internusa TBK PT	1,861,600	53,551
Telkom Indonesia Persero TBK PT	2,438,400	706,421
#Telkom Indonesia Persero TBK PT, Sponsored ADR	15,151	436,349
Temas TBK PT	243,100	47,725
Tempo Scan Pacific TBK PT	559,300	53,376
Timah TBK PT	1,442,756	99,823
*Tiphone Mobile Indonesia TBK PT	784,500	2,674
Tower Bersama Infrastructure TBK PT	1,920,100	269,626
*<»Trada Alam Minera TBK PT	5,604,000	3,581
Transcoal Pacific TBK PT	132,800	69,478
Triputra Agro Persada PT	3,329,400	145,250
Tunas Baru Lampung TBK PT	2,042,628	84,936
Ultrajaya Milk Industry & Trading Co. TBK PT	354,700	34,696
Unilever Indonesia TBK PT	869,700	260,851
United Tractors TBK PT	715,224	1,408,996
*Vale Indonesia TBK PT	786,700	374,044
*Waskita Beton Precast TBK PT	3,253,600	11,533
*Waskita Karya Persero TBK PT	3,217,605	50,446
*Wijaya Karya Bangunan Gedung TBK PT	497,000	4,709
*Wijaya Karya Beton TBK PT	1,962,100	23,540
*Wijaya Karya Persero TBK PT	1,429,459	58,952
XL Axiata TBK PT	2,295,146	273,790

TOTAL INDONESIA		35,206,247

IRELAND — (0.6%)
AIB Group PLC	276,117	1,188,236
Bank of Ireland Group PLC	489,572	5,064,351
Cairn Homes PLC	285,150	322,360
CRH PLC	4,613	222,960
CRH PLC, Sponsored ADR	255,569	12,395,097
*Dalata Hotel Group PLC	43,569	219,095
FBD Holdings PLC	7,442	105,164
*Flutter Entertainment PLC	25,434	5,085,115
Glanbia PLC	53,683	814,905
*ΩGlenveagh Properties PLC	247,532	258,518
Irish Continental Group PLC	58,429	301,885
Kerry Group PLC, Class A	7,134	751,677
Kingspan Group PLC	44,178	3,058,027

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
IRELAND — (Continued)
*Permanent TSB Group Holdings PLC	11,387	$28,537
Smurfit Kappa Group PLC	102,853	3,808,445

TOTAL IRELAND		33,624,372

ISRAEL — (0.5%)
Afcon Holdings, Ltd.	936	24,136
*AFI Properties, Ltd.	4,877	129,600
Africa Israel Residences, Ltd.	628	22,899
*Airport City, Ltd.	17,649	224,421
*Allot, Ltd.	3,308	8,953
Alrov Properties and Lodgings, Ltd.	2,753	108,496
Amot Investments, Ltd.	3,205	16,887
Arad, Ltd.	3,170	39,010
Ashtrom Group, Ltd.	18,691	292,718
AudioCodes, Ltd.	—	4
Aura Investments, Ltd.	36,795	52,717
*Avgol Industries 1953, Ltd.	26,233	12,999
*Azorim-Investment Development & Construction Co., Ltd.	24,592	58,531
Azrieli Group, Ltd.	1,324	76,459
Bank Hapoalim BM	138,021	1,175,462
Bank Leumi Le-Israel BM	418,232	3,275,515
*Bet Shemesh Engines Holdings 1997, Ltd.	1,841	44,607
Bezeq The Israeli Telecommunication Corp., Ltd.	280,033	378,645
*Big Shopping Centers, Ltd.	1,289	108,821
Blue Square Real Estate, Ltd.	1,707	85,174
*Brack Capital Properties NV	718	81,741
*Camtek, Ltd.	5,451	139,301
Carasso Motors, Ltd.	22,350	99,628
*Cellcom Israel, Ltd.	11,977	41,021
*Cellcom Israel, Ltd.	49,666	176,186
*Ceragon Networks, Ltd.	16,269	31,725
*Clal Insurance Enterprises Holdings, Ltd.	39,231	598,641
Danel Adir Yeoshua, Ltd.	3,122	226,824
Delek Automotive Systems, Ltd.	21,316	170,577
Delek Group, Ltd.	15,198	1,628,661
Delta Galil, Ltd.	7,386	311,368
Delta Israel Brands, Ltd.	641	7,351
*Dor Alon Energy in Israel 1988, Ltd.	1,781	34,950
Elbit Systems, Ltd.	1,779	326,998
Elbit Systems, Ltd.	887	162,962
Electra Consumer Products 1970, Ltd.	5,785	135,619
Electra Real Estate, Ltd.	7,345	75,642
Electra, Ltd.	1,001	426,666
*Ellomay Capital, Ltd.	473	6,254
Energix-Renewable Energies, Ltd.	27,722	81,645
*Enlight Renewable Energy, Ltd.	11,252	184,352
*Equital, Ltd.	12,242	309,218
*Fattal Holdings 1998, Ltd.	1,928	171,038
First International Bank of Israel, Ltd. (The)	19,943	717,347
FMS Enterprises Migun, Ltd.	1,293	37,655
Formula Systems 1985, Ltd.	8,414	529,165
Fox Wizel, Ltd.	6,458	537,923
#Gav-Yam Lands Corp., Ltd.	25,963	186,277
*Gilat Satellite Networks, Ltd.	15,399	71,565
*Hagag Group Real Estate Development	5,969	19,320
*Hamat Group, Ltd.	5,847	22,108
Harel Insurance Investments & Financial Services, Ltd.	92,130	819,085
Hilan, Ltd.	6,666	293,847
ICL Group, Ltd.	72,672	444,651

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
IDI Insurance Co., Ltd.	3,256	$83,897
Ilex Medical, Ltd.	656	14,197
Inrom Construction Industries, Ltd.	40,501	139,330
Isracard, Ltd.	1	3
Israel Canada T.R, Ltd.	36,509	66,563
Israel Discount Bank, Ltd., Class A	407,209	1,998,840
Israel Land Development Co., Ltd. (The)	6,547	48,034
Isras Investment Co., Ltd.	234	40,540
Issta, Ltd.	1,907	39,189
*Kamada, Ltd.	6,921	31,422
Kardan Real Estate Enterprise & Development, Ltd.	26,490	26,079
Kenon Holdings, Ltd.	7,066	185,761
Kerur Holdings, Ltd.	2,125	47,246
Klil Industries, Ltd.	429	19,465
Levinstein Properties, Ltd.	863	18,364
M Yochananof & Sons, Ltd.	862	39,800
Magic Software Enterprises, Ltd.	4,243	56,899
Malam - Team, Ltd.	2,725	46,265
Matrix IT, Ltd.	18,139	323,678
#Maytronics, Ltd.	20,691	215,704
Mediterranean Towers, Ltd.	17,241	32,292
Mega or Holdings, Ltd.	4,044	79,091
*Mehadrin, Ltd.	269	8,243
*Meitav Dash Investments, Ltd.	10,872	35,937
Melisron, Ltd.	1	41
Menora Mivtachim Holdings, Ltd.	16,867	351,816
Meshulam Levinstein Contracting & Engineering, Ltd.	152	10,450
*Migdal Insurance & Financial Holdings, Ltd.	225,564	241,291
Mivne Real Estate KD, Ltd.	44,370	123,235
Mizrahi Tefahot Bank, Ltd.	34,941	1,133,797
Naphtha Israel Petroleum Corp., Ltd.	24,518	104,101
*Neto Malinda Trading, Ltd.	244	4,271
*Neto ME Holdings, Ltd.	1,295	27,585
#*Nice, Ltd., Sponsored ADR	980	199,930
*Nova, Ltd.	5,678	518,701
Novolog, Ltd.	27,439	13,703
Oil Refineries, Ltd.	1,822,761	503,754
One Software Technologies, Ltd.	15,629	166,972
*OPC Energy, Ltd.	12,546	88,840
#Palram Industries 1990, Ltd.	3,542	24,565
*Partner Communications Co., Ltd.	142,600	691,736
*Paz Oil Co., Ltd.	6,609	619,744
*Perion Network, Ltd.	6,957	243,924
Phoenix Holdings, Ltd. (The)	94,331	1,002,597
Plasson Industries, Ltd.	1,869	76,324
Prashkovsky Investments and Construction, Ltd.	1,828	37,078
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,724	211,472
Rapac Communication & Infrastructure, Ltd.	1,408	10,137
Raval Ics, Ltd.	15,087	19,952
*Scope Metals Group, Ltd.	4,129	136,708
#Shapir Engineering and Industry, Ltd.	25,726	182,309
*Shikun & Binui, Ltd.	44,846	95,612
*Shufersal, Ltd.	91,543	462,945
*Strauss Group, Ltd.	6,068	134,444
Suny Cellular Communication, Ltd.	38,947	14,802
Tadiran Group, Ltd.	1,501	133,199
ΩTamar Petroleum, Ltd.	12,739	36,012
*Tel Aviv Stock Exchange, Ltd.	11,222	51,567

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Telsys, Ltd.	929	$54,671
*Tera Light, Ltd.	16,867	21,392
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	167,270	1,460,267
#Tiv Taam Holdings 1, Ltd.	12,390	21,853
*Tower Semiconductor, Ltd.	4,323	189,711
*Tower Semiconductor, Ltd.	25,930	1,166,980
Victory Supermarket Chain, Ltd.	1,184	11,555
YD More Investments, Ltd.	7,147	16,159
YH Dimri Construction & Development, Ltd.	1,823	97,656

TOTAL ISRAEL		29,554,062

ITALY — (1.9%)
A2A SpA	767,431	1,355,586
ACEA SpA	29,021	426,120
#*Aeffe SpA	11,360	16,053
Amplifon SpA	51,354	1,886,798
ΩAnima Holding SpA	144,530	600,905
Aquafil SpA	2,418	13,241
Arnoldo Mondadori Editore SpA	71,829	157,329
Ascopiave SpA	21,487	69,030
Assicurazioni Generali SpA	159,934	3,333,577
*Autogrill SpA	42,682	312,882
Azimut Holding SpA	55,657	1,243,650
Banca Generali SpA	29,838	991,196
Banca IFIS SpA	9,650	162,147
Banca Mediolanum SpA	71,752	649,079
*Banca Monte dei Paschi di Siena SpA	30	69
Banca Popolare di Sondrio SPA	379,329	1,726,202
Banca Profilo SpA	61,003	15,557
ΩBanca Sistema SpA	22,699	34,131
Banco BPM SpA	1,936,426	7,877,821
*Banco di Desio e della Brianza SpA	12,951	47,898
BasicNet SpA	2,271	13,363
ΩBFF Bank SpA	16,893	162,626
Biesse SpA	4,566	69,665
BPER Banca	484,932	1,362,499
Brembo SpA	69,979	1,028,285
Brunello Cucinelli SpA	16,254	1,555,776
Buzzi Unicem SpA	44,546	1,107,503
Cairo Communication SpA	6,678	13,447
ΩCarel Industries SpA	14,984	393,706
Cementir Holding NV	22,837	191,863
*CIR SpA-Compagnie Industriali	215,609	91,166
CNH Industrial NV	84,859	1,194,003
Credito Emiliano SpA	34,872	267,950
d’Amico International Shipping SA	211,590	94,255
Danieli & C Officine Meccaniche SpA	6,446	167,946
Danieli & C Officine Meccaniche SpA	17,720	363,086
Datalogic SpA	1,006	8,346
Davide Campari-Milano NV, Class M	10,663	137,496
De’ Longhi SpA	10,342	240,453
DiaSorin SpA	4,463	485,224
ΩdoValue SpA	4,733	33,232
Elica SpA	6,888	21,520
Emak SpA	29,309	37,016
ΩEnav SpA	35,894	168,573
Enel SpA	568,420	3,890,081
Eni SpA	644,383	9,778,857
ERG SpA	27,559	833,646

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Esprinet SpA	8,958	$79,364
*Eurotech SpA	5,643	18,378
Ferrari NV	5,884	1,639,518
Ferrari NV	2,484	691,889
Fila SpA	1,660	13,745
*Fincantieri SpA	66,621	40,673
FinecoBank Banca Fineco SpA	127,485	1,932,401
*FNM SpA	64,413	31,431
*Garofalo Health Care SpA	4,497	18,518
GPI SpA	673	9,005
Gruppo MutuiOnline SpA	13,322	416,221
Hera SpA	366,684	1,143,206
#*Illimity Bank SpA	14,964	105,647
IMMSI SpA	154,940	99,382
ΩInfrastrutture Wireless Italiane SpA	42,966	597,435
Interpump Group SpA	4,558	254,016
Intesa Sanpaolo SpA	1,362,698	3,587,275
Iren SpA	223,282	482,898
Italgas SpA	178,307	1,167,322
*Iveco Group NV	79,412	714,515
IVS Group SA	7,512	31,431
#*Landi Renzo SpA	15,998	9,820
Leonardo SpA	141,317	1,685,726
LU-VE SpA	2,170	72,828
#Maire Tecnimont SpA	72,828	312,602
Mediobanca Banca di Credito Finanziario SpA	260,079	2,793,739
MFE-MediaForEurope NV, Class A	728,153	344,703
#MFE-MediaForEurope NV, Class B	153,060	112,877
Moncler SpA	39,322	2,915,506
*ΩNexi SpA	111,441	923,467
Orsero SpA	2,148	30,117
ΩOVS SpA	193,683	581,605
Pharmanutra SpA	1,199	66,714
Piaggio & C SpA	132,641	545,910
ΩPirelli & C SpA	144,743	758,391
ΩPoste Italiane SpA	143,558	1,493,903
Prysmian SpA	31,176	1,275,883
ΩRAI Way SpA	44,162	283,265
Recordati Industria Chimica e Farmaceutica SpA	27,985	1,289,263
Reply SpA	7,402	862,123
Rizzoli Corriere Della Sera Mediagroup SpA	34,455	29,822
Sabaf SpA	3,400	61,934
*SAES Getters SpA	765	24,323
*Safilo Group SpA	18,943	27,291
Salvatore Ferragamo SpA	23,368	410,965
Sanlorenzo SpA Ameglia	3,086	138,492
*Saras SpA	467,284	605,385
Sesa SpA	3,812	466,716
Snam SpA	81,106	451,285
*Sogefi SpA	17,260	23,400
SOL SpA	12,994	375,848
Stellantis NV	178,197	2,950,933
Stellantis NV	245,103	4,076,063
Stellantis NV	394,373	6,527,313
ΩTechnogym SpA	48,484	442,394
#*Telecom Italia SpA Milano	448,409	132,127
*Telecom Italia SpA, Sponsored ADR	48,868	142,841
Tenaris SA, Sponsored ADR	41,118	1,180,498

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Terna - Rete Elettrica Nazionale	194,601	$1,688,633
Tinexta SpA	5,099	104,029
UniCredit SpA	497,925	9,861,752
#ΩUnieuro SpA	7,355	88,426
Unipol Gruppo SpA	179,736	1,011,189
#UnipolSai Assicurazioni SpA	195,106	525,136
Webuild SpA	30,099	64,797
*Wiit SpA	1,392	30,397
Zignago Vetro SpA	9,750	181,265

TOTAL ITALY		105,686,820

JAPAN — (14.7%)
&Do Holdings Co., Ltd.	2,900	20,361
77 Bank, Ltd. (The)	28,600	461,876
A&D HOLON Holdings Co., Ltd.	15,300	153,152
ABC-Mart, Inc.	1,500	84,934
Achilles Corp.	5,500	58,407
AD Works Group Co., Ltd.	8,180	10,333
Adastria Co., Ltd.	31,980	600,542
ADEKA Corp.	46,100	772,594
Ad-sol Nissin Corp.	2,600	33,434
Advan Group Co., Ltd.	5,700	39,559
Advance Create Co., Ltd.	2,600	21,386
Advantest Corp.	38,500	2,980,134
#Adventure, Inc.	600	44,549
Aeon Co., Ltd.	87,705	1,782,570
Aeon Delight Co., Ltd.	10,000	221,055
Aeon Fantasy Co., Ltd.	5,400	129,284
Aeon Hokkaido Corp.	15,700	93,855
Aeon Mall Co., Ltd.	22,380	300,778
Aeria, Inc.	8,800	24,235
AFC-HD AMS Life Science Co., Ltd.	4,900	27,349
AGC, Inc.	75,200	2,788,969
Agro-Kanesho Co., Ltd.	1,100	14,380
Ahresty Corp.	14,600	60,795
Ai Holdings Corp.	7,100	123,474
Aica Kogyo Co., Ltd.	21,200	479,536
Aichi Financial Group, Inc.	16,621	259,022
Aichi Steel Corp.	6,300	125,431
Aichi Tokei Denki Co., Ltd.	4,200	47,347
Aida Engineering, Ltd.	1,800	11,289
Ain Holdings, Inc.	12,600	521,896
Air Water, Inc.	131,900	1,658,376
Airport Facilities Co., Ltd.	9,700	40,961
Airtech Japan, Ltd.	1,500	12,173
Airtrip Corp.	15,900	317,965
Aisan Industry Co., Ltd.	21,700	154,266
Aisin Corp.	56,262	1,642,430
AIT Corp.	2,900	33,927
Ajinomoto Co., Inc.	99,400	3,566,034
*Akebono Brake Industry Co., Ltd.	56,600	61,935
Akita Bank, Ltd. (The)	7,200	94,808
Albis Co., Ltd.	2,100	38,232
Alconix Corp.	13,700	138,846
Alfresa Holdings Corp.	54,000	779,275
Alinco, Inc.	9,000	67,881
Alleanza Holdings Co., Ltd.	4,900	35,878
*Allied Architects, Inc.	2,700	13,008
Alpen Co., Ltd.	10,000	152,389

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Alpha Corp.	2,600	$19,190
*AlphaPolis Co., Ltd.	400	10,105
Alps Alpine Co., Ltd.	132,800	1,204,480
Alps Logistics Co., Ltd.	6,400	60,867
Altech Corp.	7,710	145,237
Amada Co., Ltd.	130,700	1,213,269
Amano Corp.	19,700	399,165
Amiyaki Tei Co., Ltd.	2,300	64,018
Amvis Holdings, Inc.	11,100	240,725
*ANA Holdings, Inc.	14,900	323,628
Anabuki Kosan, Inc.	1,900	32,359
Anest Iwata Corp.	9,000	67,154
Anicom Holdings, Inc.	17,200	66,569
Anritsu Corp.	102,600	935,844
AOKI Holdings, Inc.	15,800	109,538
Aoyama Trading Co., Ltd.	63,500	431,370
Aoyama Zaisan Networks Co., Ltd.	7,600	56,094
#Aozora Bank, Ltd.	38,700	691,208
Apaman Co., Ltd.	3,400	11,436
Arakawa Chemical Industries, Ltd.	6,500	47,259
Arata Corp.	8,200	265,575
Arcland Service Holdings Co., Ltd.	5,000	104,836
#ARCLANDS CORP.	9,300	104,976
Arcs Co., Ltd.	19,400	351,769
Ardepro Co., Ltd.	2,220	6,277
Arealink Co., Ltd.	4,800	81,219
Argo Graphics, Inc.	3,300	92,458
ARTERIA Networks Corp.	10,200	97,382
As One Corp.	6,100	257,144
Asahi Co., Ltd.	11,800	112,657
Asahi Group Holdings, Ltd.	51,200	1,971,443
Asahi Holdings, Inc.	43,100	633,055
Asahi Intecc Co., Ltd.	22,200	398,464
Asahi Kasei Corp.	761,400	5,355,214
Asahi Net, Inc.	8,800	38,066
ASAHI YUKIZAI CORP.	6,000	139,904
Asanuma Corp.	7,200	164,976
Ascentech KK	900	3,886
Ashimori Industry Co., Ltd.	3,300	33,517
Asia Pile Holdings Corp.	11,800	63,868
Asics Corp.	25,600	709,727
ASKA Pharmaceutical Holdings Co., Ltd.	11,400	106,494
ASKUL Corp.	15,700	208,465
Astellas Pharma, Inc.	65,900	991,174
Astena Holdings Co., Ltd.	19,500	64,873
Asti Corp.	800	20,093
Atled Corp.	700	7,598
*Atrae, Inc.	6,470	38,915
Aucnet, Inc.	5,500	64,102
Autobacs Seven Co., Ltd.	30,900	350,835
Avant Group Corp.	9,900	101,861
Avantia Co., Ltd.	4,800	29,118
Awa Bank, Ltd. (The)	38,200	567,817
Axial Retailing, Inc.	9,600	248,169
*Axxzia, Inc.	2,100	17,134
Azbil Corp.	16,300	453,094
AZ-COM MARUWA Holdings, Inc.	20,800	305,512
Bandai Namco Holdings, Inc.	48,300	1,091,818

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Bando Chemical Industries, Ltd.	15,300	$122,139
Bank of Iwate, Ltd. (The)	6,400	101,571
Bank of Kochi, Ltd. (The)	4,400	22,070
Bank of Kyoto, Ltd. (The)	18,900	923,035
Bank of Nagoya, Ltd. (The)	5,700	143,374
Bank of Saga, Ltd. (The)	7,901	96,786
Bank of the Ryukyus, Ltd.	42,100	285,686
#Bank of Toyama, Ltd. (The)	700	8,421
Baroque Japan, Ltd.	4,500	28,983
Base Co., Ltd.	2,200	96,133
BayCurrent Consulting, Inc.	37,000	1,278,486
Beauty Garage, Inc.	1,200	32,563
Belc Co., Ltd.	6,000	270,113
Bell System24 Holdings, Inc.	16,300	166,873
Belluna Co., Ltd.	23,200	126,934
Benefit One, Inc.	27,000	369,610
Benesse Holdings, Inc.	45,000	644,108
*Bengo4.com, Inc.	3,906	74,669
#Bic Camera, Inc.	35,500	296,431
BIPROGY, Inc.	32,900	790,093
BML, Inc.	12,500	279,532
Bookoff Group Holdings, Ltd.	3,500	34,906
Bourbon Corp.	800	12,514
BP Castrol KK	3,500	23,339
Br Holdings Corp.	16,900	46,667
*BrainPad, Inc.	6,800	34,358
Bridgestone Corp.	99,000	3,953,747
Broadleaf Co., Ltd.	28,400	89,060
Brother Industries, Ltd.	125,800	1,962,319
Bull-Dog Sauce Co., Ltd.	900	13,550
#Bunka Shutter Co., Ltd.	27,500	233,265
Business Brain Showa-Ota, Inc.	5,000	71,861
Business Engineering Corp., Class G	2,200	55,822
C Uyemura & Co., Ltd.	2,200	105,666
Calbee, Inc.	41,300	892,940
Canon Electronics, Inc.	8,900	120,723
Canon Marketing Japan, Inc.	14,200	353,527
Canon, Inc.	52,500	1,248,449
Canon, Inc., Sponsored ADR	3,100	73,532
Capcom Co., Ltd.	39,400	1,478,603
Career Design Center Co., Ltd.	700	10,570
Careerlink Co., Ltd.	1,400	22,609
Carenet, Inc.	5,200	35,668
Carlit Holdings Co., Ltd.	8,000	40,833
Carta Holdings, Inc.	3,600	38,283
Casa, Inc.	2,700	17,073
Casio Computer Co., Ltd.	68,600	648,895
Cawachi, Ltd.	6,800	116,359
CDS Co., Ltd.	1,300	17,195
CE Holdings Co., Ltd.	5,000	19,425
#*CellSource Co., Ltd.	1,800	33,815
Celsys, Inc.	18,000	85,661
Central Automotive Products, Ltd.	3,000	63,607
Central Glass Co., Ltd.	17,200	369,983
Central Japan Railway Co.	6,400	791,745
Central Security Patrols Co., Ltd.	4,500	92,766
Central Sports Co., Ltd.	3,500	65,931
#Ceres, Inc. Japan	4,700	49,359

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Change Holdings, Inc.	5,300	$89,173
Charm Care Corp. KK	5,000	39,621
Chiba Bank, Ltd. (The)	85,800	556,394
Chiba Kogyo Bank, Ltd. (The)	32,000	130,900
Chilled & Frozen Logistics Holdings Co., Ltd.	9,800	95,074
Chino Corp.	3,000	46,642
*Chiyoda Corp.	48,000	140,653
Chori Co., Ltd.	5,200	98,375
Chubu Electric Power Co., Inc.	72,400	807,664
Chubu Shiryo Co., Ltd.	9,500	77,652
Chuetsu Pulp & Paper Co., Ltd.	11,700	86,183
Chugai Pharmaceutical Co., Ltd.	52,500	1,351,008
Chugin Financial Group, Inc.	71,800	479,317
*Chugoku Electric Power Co., Inc. (The)	90,900	477,982
Chugoku Marine Paints, Ltd.	20,100	174,776
CI Takiron Corp.	19,000	69,768
Citizen Watch Co., Ltd.	252,200	1,387,271
CKD Corp.	17,700	267,778
CK-San-Etsu Co., Ltd.	2,100	66,317
CMIC Holdings Co., Ltd.	7,700	109,818
CMK Corp.	59,200	199,993
Coca-Cola Bottlers Japan Holdings, Inc.	46,413	498,335
Colowide Co., Ltd.	37,600	573,810
Computer Engineering & Consulting, Ltd.	12,800	132,451
COMSYS Holdings Corp.	30,100	574,302
Comture Corp.	11,400	167,276
Concordia Financial Group, Ltd.	690,024	2,599,657
Core Corp.	2,800	34,752
Cosmo Energy Holdings Co., Ltd.	54,000	1,713,216
Cosmos Initia Co., Ltd.	2,200	9,387
Cosmos Pharmaceutical Corp.	6,400	628,884
Cota Co., Ltd.	4,488	54,878
CRE, Inc.	6,700	63,868
Create Medic Co., Ltd.	2,900	19,360
Create Restaurants Holdings, Inc.	74,200	539,478
Create SD Holdings Co., Ltd.	13,600	328,601
Creek & River Co., Ltd.	4,300	66,790
Cresco, Ltd.	5,800	76,161
CTI Engineering Co., Ltd.	7,100	172,071
CTS Co., Ltd.	10,400	60,186
Cube System, Inc.	1,400	11,803
Curves Holdings Co., Ltd.	25,000	144,861
CyberAgent, Inc.	129,600	1,124,060
Cybozu, Inc.	12,700	251,920
Dai Nippon Toryo Co., Ltd.	11,300	71,286
Daicel Corp.	211,300	1,657,316
Dai-Dan Co., Ltd.	5,900	106,331
Daido Metal Co., Ltd.	20,900	80,582
Daido Steel Co., Ltd.	12,700	485,933
Daifuku Co., Ltd.	33,900	619,917
Daihatsu Diesel Manufacturing Co., Ltd.	7,200	33,418
Daihen Corp.	9,700	317,717
Daiho Corp.	5,400	154,665
DAI-Ichi Cutter Kogyo KK	2,900	26,516
Daiichi Jitsugyo Co., Ltd.	4,000	170,382
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	14,200	104,181
Dai-ichi Life Holdings, Inc.	129,100	2,384,034
Daiichi Sankyo Co., Ltd.	12,200	416,358

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daiken Corp.	6,500	$111,321
Daiken Medical Co., Ltd.	4,400	15,834
Daiki Aluminium Industry Co., Ltd.	38,000	387,354
Daikin Industries, Ltd.	19,900	3,598,120
Daikokutenbussan Co., Ltd.	3,100	123,622
Daikyonishikawa Corp.	24,300	120,996
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,300	85,919
Daio Paper Corp.	44,700	361,106
Daiseki Co., Ltd.	15,260	434,271
Daiseki Eco. Solution Co., Ltd.	3,240	22,462
Daishi Hokuetsu Financial Group, Inc.	32,150	711,873
Daishinku Corp.	15,500	77,520
Daisue Construction Co., Ltd.	3,600	32,387
Daito Bank, Ltd. (The)	4,200	20,111
Daito Pharmaceutical Co., Ltd.	8,180	151,807
Daito Trust Construction Co., Ltd.	16,300	1,540,638
Daitron Co., Ltd.	4,300	82,233
Daiwa House Industry Co., Ltd.	110,300	2,800,331
Daiwa Securities Group, Inc.	208,900	964,992
Daiwabo Holdings Co., Ltd.	59,000	1,107,076
DCM Holdings Co., Ltd.	60,600	633,749
Dear Life Co., Ltd.	11,100	58,693
*Demae-Can Co., Ltd.	6,600	18,273
Denka Co., Ltd.	46,100	918,513
Denso Corp.	24,000	1,436,669
Dentsu Group, Inc.	98,800	3,537,253
Dexerials Corp.	54,900	1,034,579
DIC Corp.	56,500	1,038,174
Digital Arts, Inc.	6,100	225,785
Digital Garage, Inc.	10,500	368,597
Digital Hearts Holdings Co., Ltd.	5,100	54,908
Digital Information Technologies Corp.	4,100	48,538
dip Corp.	22,400	550,274
Direct Marketing MiX, Inc.	9,600	84,110
Disco Corp.	9,600	1,086,447
#DKK-Toa Corp.	3,200	19,130
DKS Co., Ltd.	5,300	73,565
DMG Mori Co., Ltd.	114,600	1,826,328
Double Standard, Inc.	2,700	40,391
Doutor Nichires Holdings Co., Ltd.	15,900	250,122
Dowa Holdings Co., Ltd.	40,300	1,311,123
Drecom Co., Ltd.	2,400	13,166
DTS Corp.	18,800	443,888
DyDo Group Holdings, Inc.	5,100	190,269
Eagle Industry Co., Ltd.	14,900	142,910
East Japan Railway Co.	17,300	991,512
#EAT&HOLDINGS Co., Ltd.	1,300	21,214
Ebara Corp.	52,300	2,269,989
Ebara Foods Industry, Inc.	2,400	54,551
Ebara Jitsugyo Co., Ltd.	4,700	102,860
Ebase Co., Ltd.	7,200	36,168
Eco’s Co., Ltd.	4,300	59,938
EDION Corp.	49,300	484,437
EF-ON, Inc.	10,080	47,082
eGuarantee, Inc.	13,100	202,612
E-Guardian, Inc.	4,200	67,550
Ehime Bank, Ltd. (The)	13,100	81,776
Eidai Co., Ltd.	16,800	27,267

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Eiken Chemical Co., Ltd.	11,000	$127,397
Eisai Co., Ltd.	8,000	460,206
Elan Corp.	14,600	108,724
Elecom Co., Ltd.	20,300	191,722
Electric Power Development Co., Ltd.	34,200	545,783
Elematec Corp.	10,304	130,082
EM Systems Co., Ltd.	6,900	39,627
en Japan, Inc.	14,800	263,795
Endo Lighting Corp.	8,800	67,988
ENEOS Holdings, Inc.	1,884,368	6,670,329
Enigmo, Inc.	8,600	26,906
#Enomoto Co., Ltd.	2,700	33,233
Entrust, Inc.	2,400	16,744
Envipro Holdings, Inc.	2,300	10,033
eRex Co., Ltd.	11,000	140,080
ES-Con Japan, Ltd.	17,100	108,755
Eslead Corp.	3,600	59,090
ESPEC Corp.	7,100	106,788
Exedy Corp.	17,600	252,435
EXEO Group, Inc.	79,074	1,462,838
Ezaki Glico Co., Ltd.	23,900	613,451
F&M Co., Ltd.	1,800	28,144
FALCO HOLDINGS Co., Ltd.	4,800	71,208
Fancl Corp.	16,700	288,216
FANUC Corp.	23,500	791,991
Fast Retailing Co., Ltd.	14,600	3,432,204
*FDK Corp.	5,200	32,842
Feed One Co., Ltd.	15,196	82,584
Ferrotec Holdings Corp.	30,500	683,178
Fibergate, Inc.	2,900	26,771
FIDEA Holdings Co., Ltd.	8,700	86,320
Financial Products Group Co., Ltd.	134,000	1,083,494
FINDEX, Inc.	4,200	19,340
First Bank of Toyama, Ltd. (The)	28,900	132,015
#First Brothers Co., Ltd.	2,700	17,648
#First-corp., Inc.	1,800	12,254
Fixstars Corp.	10,200	104,199
Focus Systems Corp.	3,100	23,154
Food & Life Cos, Ltd.	53,000	1,270,848
Forum Engineering, Inc.	2,000	12,441
Forval Corp.	3,700	31,684
FP Corp.	19,400	480,138
France Bed Holdings Co., Ltd.	14,300	113,421
Freebit Co., Ltd.	5,200	58,964
Freund Corp.	2,400	11,298
F-Tech, Inc.	9,500	53,861
FTGroup Co., Ltd.	4,600	36,958
Fudo Tetra Corp.	10,550	138,146
Fuji Co., Ltd.	3,600	46,875
Fuji Corp.	27,700	462,192
Fuji Corp.	6,800	65,620
Fuji Corp., Ltd.	11,200	59,222
Fuji Die Co., Ltd.	3,700	20,054
Fuji Electric Co., Ltd.	32,000	1,280,799
Fuji Furukawa Engineering & Construction Co., Ltd.	1,600	43,183
Fuji Kyuko Co., Ltd.	11,300	432,365
Fuji Oil Co., Ltd.	21,300	41,610
Fuji Oil Holdings, Inc.	21,900	336,948

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fuji Pharma Co., Ltd.	9,700	$87,907
Fuji Seal International, Inc.	23,400	264,478
Fuji Soft, Inc.	5,500	327,177
Fujibo Holdings, Inc.	5,100	119,667
Fujicco Co., Ltd.	10,100	142,786
FUJIFILM Holdings Corp.	17,700	917,725
Fujikura Composites, Inc.	6,800	51,338
Fujikura, Ltd.	296,200	2,001,278
Fujimi, Inc.	6,700	344,927
Fujimori Kogyo Co., Ltd.	8,900	205,563
Fujisash Co., Ltd.	38,500	18,944
Fujitsu General, Ltd.	11,300	290,042
Fujitsu, Ltd.	21,350	2,831,719
Fujiya Co., Ltd.	3,700	68,584
FuKoKu Co., Ltd.	6,500	50,600
Fukuda Corp.	2,900	102,974
Fukuda Denshi Co., Ltd.	8,600	264,003
Fukui Bank, Ltd. (The)	10,600	114,513
Fukui Computer Holdings, Inc.	4,600	90,807
Fukuoka Financial Group, Inc.	57,280	1,069,754
Fukushima Galilei Co., Ltd.	5,100	191,393
Fukuyama Transporting Co., Ltd.	16,300	433,342
FULLCAST Holdings Co., Ltd.	8,500	153,314
Funai Soken Holdings, Inc.	18,160	345,956
Furukawa Battery Co., Ltd. (The)	7,400	61,954
Furukawa Co., Ltd.	14,700	144,663
Furukawa Electric Co., Ltd.	68,100	1,238,818
Furuno Electric Co., Ltd.	12,200	82,877
Furuya Metal Co., Ltd.	500	33,011
Furyu Corp.	10,400	88,446
Fuso Chemical Co., Ltd.	11,800	326,273
Fuso Pharmaceutical Industries, Ltd.	3,000	45,122
Futaba Industrial Co., Ltd.	37,100	123,426
Future Corp.	31,200	396,172
G-7 Holdings, Inc.	16,800	176,433
Gakken Holdings Co., Ltd.	11,400	73,257
Gakkyusha Co., Ltd.	2,400	38,124
Gecoss Corp.	7,400	48,368
Genki Sushi Co., Ltd.	1,800	42,897
Genky DrugStores Co., Ltd.	4,900	144,303
Geo Holdings Corp.	64,000	770,360
Gift Holdings, Inc.	1,800	62,659
Giken, Ltd.	700	10,955
GL Sciences, Inc.	2,400	40,433
GLOBERIDE, Inc.	17,500	318,731
Glory, Ltd.	24,400	516,797
Glosel Co., Ltd.	4,200	12,646
GMO Financial Gate, Inc.	1,500	120,295
#GMO Financial Holdings, Inc.	23,000	104,726
GMO GlobalSign Holdings KK	2,000	56,329
GMO Payment Gateway, Inc.	7,600	591,077
Godo Steel, Ltd.	4,400	98,557
Goldwin, Inc.	5,600	507,091
Golf Digest Online, Inc.	6,700	44,924
Good Com Asset Co., Ltd.	7,200	41,614
Grandy House Corp.	7,600	31,424
*Greens Co., Ltd.	1,000	10,781
gremz, Inc.	3,500	55,238

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
GS Yuasa Corp.	55,200	$964,019
GSI Creos Corp.	3,800	51,796
G-Tekt Corp.	14,900	162,279
Gunma Bank, Ltd. (The)	285,200	969,762
Gunze, Ltd.	7,000	241,362
H.U. Group Holdings, Inc.	40,000	806,962
H2O Retailing Corp.	43,225	509,183
HABA Laboratories, Inc.	1,500	25,932
Hachijuni Bank, Ltd. (The)	303,300	1,349,831
Hagihara Industries, Inc.	8,400	79,518
Hagiwara Electric Holdings Co., Ltd.	3,200	76,613
Hakudo Co., Ltd.	5,000	97,051
Hakuhodo DY Holdings, Inc.	111,600	1,307,252
Hakuto Co., Ltd.	13,400	418,243
Halows Co., Ltd.	5,200	122,968
Hamakyorex Co., Ltd.	10,300	262,483
Hamamatsu Photonics KK	14,500	764,587
Handsman Co., Ltd.	1,000	8,365
Hankyu Hanshin Holdings, Inc.	45,000	1,399,589
Hanwa Co., Ltd.	16,700	513,271
Happinet Corp.	6,100	87,850
Hard Off Corp. Co., Ltd.	3,900	40,413
Harima Chemicals Group, Inc.	6,500	40,958
Harmonic Drive Systems, Inc.	5,700	173,095
Haseko Corp.	260,500	3,170,040
Hashimoto Sogyo Holdings Co., Ltd.	1,500	12,305
Hazama Ando Corp.	112,220	738,436
Heiwa Corp.	26,400	520,574
Heiwa Real Estate Co., Ltd.	10,100	287,798
Heiwado Co., Ltd.	15,800	239,266
#*Hennge KK	800	4,271
Himaraya Co., Ltd.	1,300	9,070
*Hino Motors, Ltd.	115,400	451,718
Hioki EE Corp.	3,800	251,445
Hirakawa Hewtech Corp.	5,200	55,068
Hirata Corp.	3,200	158,866
Hirogin Holdings, Inc.	149,900	738,684
Hirose Electric Co., Ltd.	3,535	474,570
Hirose Tusyo, Inc.	600	11,866
Hiroshima Gas Co., Ltd.	14,400	38,494
Hisamitsu Pharmaceutical Co., Inc.	10,900	300,187
Hitachi Construction Machinery Co., Ltd.	27,400	670,084
Hitachi Zosen Corp.	188,100	1,160,386
Hitachi, Ltd.	222,800	12,247,332
Hito Communications Holdings, Inc.	3,400	39,427
Hochiki Corp.	6,300	74,629
Hodogaya Chemical Co., Ltd.	2,800	64,157
Hogy Medical Co., Ltd.	8,300	207,249
*Hokkaido Electric Power Co., Inc.	64,300	241,777
Hokkaido Gas Co., Ltd.	4,400	62,592
Hokkan Holdings, Ltd.	4,700	48,220
Hokko Chemical Industry Co., Ltd.	9,200	62,227
Hokkoku Financial Holdings, Inc.	10,700	372,082
#Hokuetsu Corp.	66,900	440,219
Hokuetsu Industries Co., Ltd.	13,700	139,752
Hokuhoku Financial Group, Inc.	140,300	1,002,548
Hokuriku Electric Industry Co., Ltd.	4,100	36,855
*Hokuriku Electric Power Co.	52,300	243,899

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hokuto Corp.	11,800	$161,793
Honda Motor Co., Ltd.	109,300	2,880,097
Honda Motor Co., Ltd., Sponsored ADR	90,604	2,408,254
H-One Co., Ltd.	10,200	50,114
Honeys Holdings Co., Ltd.	7,200	83,070
Hoosiers Holdings Co., Ltd.	16,300	101,033
Horiba, Ltd.	34,400	1,884,655
Hoshizaki Corp.	800	28,084
Hosokawa Micron Corp.	6,200	133,776
Hotland Co., Ltd.	2,900	33,203
House Foods Group, Inc.	12,300	270,091
Howa Machinery, Ltd.	6,400	39,528
Hoya Corp.	48,600	5,071,832
HPC Systems, Inc.	800	11,921
*HS Holdings Co., Ltd.	11,000	81,592
Hulic Co., Ltd.	104,996	899,867
Hyakugo Bank, Ltd. (The)	115,100	330,511
Hyakujushi Bank, Ltd. (The)	11,800	161,187
Ibiden Co., Ltd.	58,800	2,297,330
IBJ, Inc.	8,000	38,013
Ichigo, Inc.	107,800	205,047
Ichiken Co., Ltd.	3,500	49,352
Ichikoh Industries, Ltd.	24,000	96,412
Ichinen Holdings Co., Ltd.	13,300	134,792
Ichiyoshi Securities Co., Ltd.	15,300	66,295
ID Holdings Corp.	6,700	54,027
IDEA Consultants, Inc.	800	9,594
Idec Corp.	13,500	328,168
Idemitsu Kosan Co., Ltd.	102,241	2,163,982
IDOM, Inc.	62,100	381,726
IHI Corp.	89,400	2,235,574
Iida Group Holdings Co., Ltd.	28,716	508,248
Iino Kaiun Kaisha, Ltd.	94,000	702,075
IJTT Co., Ltd.	10,900	42,346
I’ll, Inc.	3,200	64,956
IMAGICA GROUP, Inc.	9,800	43,543
Imuraya Group Co., Ltd.	1,500	25,502
Inaba Denki Sangyo Co., Ltd.	12,000	266,588
Inaba Seisakusho Co., Ltd.	4,100	43,720
Inabata & Co., Ltd.	20,200	409,889
#Inageya Co., Ltd.	11,000	133,213
*I-NE Co., Ltd.	3,200	75,908
I-Net Corp.	7,230	70,088
Infocom Corp.	12,200	201,773
Infomart Corp.	77,200	164,418
Information Services International-Dentsu, Ltd.	11,000	385,745
INFRONEER Holdings, Inc.	116,604	917,144
Innotech Corp.	5,100	50,938
Inpex Corp.	288,100	3,116,596
Insource Co., Ltd.	24,900	227,120
Intage Holdings, Inc.	19,700	227,867
Intelligent Wave, Inc.	1,900	10,088
Inter Action Corp.	1,300	12,555
Internet Initiative Japan, Inc.	63,800	1,313,343
#Inui Global Logistics Co., Ltd.	6,100	77,098
I-PEX, Inc.	5,300	54,103
IPS, Inc.	2,600	48,385
IR Japan Holdings, Ltd.	4,212	65,795

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Iriso Electronics Co., Ltd.	4,900	$166,614
I’rom Group Co., Ltd.	1,700	22,523
ISB Corp.	4,000	35,193
Iseki & Co., Ltd.	8,700	76,480
Isetan Mitsukoshi Holdings, Ltd.	110,000	1,208,534
Ishihara Sangyo Kaisha, Ltd.	20,100	172,414
Ishii Iron Works Co., Ltd.	500	8,357
Ishizuka Glass Co., Ltd.	1,100	12,473
#*Istyle, Inc.	24,700	97,955
Isuzu Motors, Ltd.	289,600	3,383,789
*ITbook Holdings Co., Ltd.	3,600	10,126
ITmedia, Inc.	3,700	37,689
Ito En, Ltd.	16,400	506,459
ITOCHU Corp.	319,500	10,540,109
ITOCHU Enex Co., Ltd.	34,500	294,415
ITOCHU-Shokuhin Co., Ltd.	2,400	96,060
ITOCHUTechno-Solutions Corp.	18,500	477,564
Itoham Yonekyu Holdings, Inc.	68,468	374,609
Itoki Corp.	17,000	100,503
IwaiCosmo Holdings, Inc.	9,500	92,373
Iwaki Co., Ltd.	1,300	12,440
Iwatani Corp.	22,900	1,081,387
Iyogin Holdings, Inc.	125,443	729,636
Izumi Co., Ltd.	16,300	381,868
J Front Retailing Co., Ltd.	140,700	1,473,493
J Trust Co., Ltd.	50,900	147,282
JAC Recruitment Co., Ltd.	7,900	146,495
JANOME Corp.	10,500	47,810
Japan Airlines Co., Ltd.	21,400	406,422
Japan Airport Terminal Co., Ltd.	3,400	165,799
Japan Aviation Electronics Industry, Ltd.	33,600	586,054
Japan Best Rescue System Co., Ltd.	5,100	28,990
*Japan Communications, Inc.	79,900	147,871
Japan Electronic Materials Corp.	5,600	56,508
Japan Elevator Service Holdings Co., Ltd.	27,600	407,417
Japan Exchange Group, Inc.	146,100	2,359,982
*Japan Hospice Holdings, Inc.	700	18,121
#Japan Investment Adviser Co., Ltd.	4,500	36,716
Japan Lifeline Co., Ltd.	22,600	154,523
Japan Material Co., Ltd.	30,700	457,913
Japan Medical Dynamic Marketing, Inc.	10,700	79,760
Japan Oil Transportation Co., Ltd.	1,600	30,704
Japan Post Holdings Co., Ltd.	129,200	1,060,813
Japan Post Insurance Co., Ltd.	16,000	258,392
Japan Property Management Center Co., Ltd.	6,000	49,352
Japan Pulp & Paper Co., Ltd.	6,900	265,024
Japan Steel Works, Ltd. (The)	7,700	138,941
Japan System Techniques Co., Ltd.	1,600	24,347
Japan Tobacco, Inc.	259,700	5,575,830
Japan Transcity Corp.	15,400	76,454
Japan Wool Textile Co., Ltd. (The)	29,300	216,902
JBCC Holdings, Inc.	5,600	88,381
JCR Pharmaceuticals Co., Ltd.	28,600	307,287
JCU Corp.	14,200	332,670
JDC Corp.	10,000	45,166
Jeol, Ltd.	21,200	613,432
JFE Holdings, Inc.	240,732	2,832,245
JFE Systems, Inc.	1,700	32,610

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
JGC Holdings Corp.	92,400	$1,146,136
#*JIG-SAW, Inc.	2,200	75,776
Jimoto Holdings, Inc.	9,350	27,535
JINS Holdings, Inc.	7,400	158,744
JINUSHI Co., Ltd.	5,300	75,745
JK Holdings Co., Ltd.	7,000	54,390
J-Lease Co., Ltd.	2,100	31,123
JM Holdings Co., Ltd.	6,300	91,933
JMDC, Inc.	700	24,933
JMS Co., Ltd.	6,200	24,178
#*Joban Kosan Co., Ltd.	2,100	18,923
J-Oil Mills, Inc.	9,800	116,090
Joshin Denki Co., Ltd.	11,300	167,801
Joyful Honda Co., Ltd.	14,900	197,733
JP-Holdings, Inc.	17,100	39,182
JSB Co., Ltd.	1,300	41,244
JSP Corp.	5,300	60,876
JSR Corp.	18,200	419,697
JTEKT Corp.	86,100	705,038
Juki Corp.	25,700	120,795
Juroku Financial Group, Inc.	14,600	321,669
Justsystems Corp.	13,700	360,195
JVCKenwood Corp.	234,900	795,277
Kadokawa Corp.	7,800	165,435
Kaga Electronics Co., Ltd.	10,300	363,089
Kagome Co., Ltd.	11,100	269,012
Kajima Corp.	120,500	1,588,496
Kakaku.com, Inc.	47,200	645,787
Kaken Pharmaceutical Co., Ltd.	15,400	422,421
Kakiyasu Honten Co., Ltd.	3,000	50,431
#Kamakura Shinsho, Ltd.	8,200	55,945
Kameda Seika Co., Ltd.	4,300	143,054
Kamei Corp.	10,900	124,478
Kamigumi Co., Ltd.	26,800	585,540
Kanaden Corp.	9,000	79,844
Kanagawa Chuo Kotsu Co., Ltd.	3,000	70,503
Kanamic Network Co., Ltd.	7,600	24,391
Kanamoto Co., Ltd.	19,300	321,608
Kandenko Co., Ltd.	42,500	318,988
Kaneka Corp.	25,400	671,538
Kaneko Seeds Co., Ltd.	4,700	55,124
Kanematsu Corp.	49,000	634,789
Kansai Electric Power Co., Inc. (The)	92,300	996,446
Kansai Paint Co., Ltd.	17,800	249,944
Kanto Denka Kogyo Co., Ltd.	39,000	293,864
Kao Corp.	44,600	1,803,129
*Kaonavi, Inc.	600	11,809
#*Kasai Kogyo Co., Ltd.	15,000	21,481
Katakura & Co-op Agri Corp.	1,800	22,367
Katitas Co., Ltd.	26,000	505,622
Kato Sangyo Co., Ltd.	11,600	307,113
Kato Works Co., Ltd.	3,200	28,742
KAWADA TECHNOLOGIES, Inc.	1,900	56,861
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	58,906
Kawasaki Heavy Industries, Ltd.	119,400	2,576,266
Kawasaki Kisen Kaisha, Ltd.	31,500	746,062
Kawata Manufacturing Co., Ltd.	1,100	7,061
KDDI Corp.	391,600	12,216,919

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
KeePer Technical Laboratory Co., Ltd.	7,000	$258,583
Keihan Holdings Co., Ltd.	18,900	518,426
Keihanshin Building Co., Ltd.	8,600	80,780
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,900	35,759
Keikyu Corp.	43,600	422,664
Keio Corp.	9,300	344,229
Keisei Electric Railway Co., Ltd.	12,900	454,269
Keiyo Bank, Ltd. (The)	193,200	797,403
Keiyo Co., Ltd.	16,200	99,938
Kenko Mayonnaise Co., Ltd.	6,200	56,598
Kewpie Corp.	52,100	874,679
Keyence Corp.	9,408	4,221,561
KFC Holdings Japan, Ltd.	6,500	138,340
KFC, Ltd.	2,200	21,262
KH Neochem Co., Ltd.	17,500	299,453
Kibun Foods, Inc.	1,700	13,134
Kikkoman Corp.	13,300	784,335
Kimura Chemical Plants Co., Ltd.	2,900	15,036
Kimura Unity Co., Ltd.	5,600	43,265
#*Kintetsu Department Store Co., Ltd.	2,100	38,248
Kintetsu Group Holdings Co., Ltd.	16,000	539,346
Kirin Holdings Co., Ltd.	31,140	505,183
#Ki-Star Real Estate Co., Ltd.	5,200	155,620
Kitagawa Corp.	4,400	36,127
Kita-Nippon Bank, Ltd. (The)	3,100	47,081
Kitanotatsujin Corp.	26,100	59,804
Kitz Corp.	37,400	254,341
Kiyo Bank, Ltd. (The)	27,000	313,296
*KLab, Inc.	3,700	10,489
*KNT-CT Holdings Co., Ltd.	2,800	32,223
Koa Corp.	29,700	369,928
#Koa Shoji Holdings Co., Ltd.	4,200	22,548
Koatsu Gas Kogyo Co., Ltd.	18,300	99,722
Kobayashi Pharmaceutical Co., Ltd.	1,900	118,327
Kobe Bussan Co., Ltd.	30,900	863,471
*Kobe Electric Railway Co., Ltd.	1,500	35,361
Kobe Steel, Ltd.	231,920	1,715,150
Koei Tecmo Holdings Co., Ltd.	6,800	124,749
Kohnan Shoji Co., Ltd.	16,100	433,346
Kohsoku Corp.	4,000	62,777
Koito Manufacturing Co., Ltd.	32,800	629,912
Kojima Co., Ltd.	19,400	81,068
Kokuyo Co., Ltd.	10,300	146,521
Komatsu Matere Co., Ltd.	9,700	48,940
Komatsu, Ltd.	121,900	2,993,674
KOMEDA Holdings Co., Ltd.	19,400	365,161
#Komehyo Holdings Co., Ltd.	3,600	73,182
Komeri Co., Ltd.	19,800	459,501
Konaka Co., Ltd.	10,000	25,851
Konami Group Corp.	19,100	938,413
Kondotec, Inc.	6,500	48,691
Konica Minolta, Inc.	597,500	2,474,865
Konishi Co., Ltd.	12,200	182,061
Konoike Transport Co., Ltd.	12,500	146,146
Konoshima Chemical Co., Ltd.	4,600	52,802
Kosaido Holdings Co., Ltd.	8,200	162,476
Kose Corp.	1,100	127,720
Koshidaka Holdings Co., Ltd.	19,500	164,260

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kotobuki Spirits Co., Ltd.	5,900	$433,298
Kotobukiya Co., Ltd.	300	20,754
KPP Group Holdings Co., Ltd.	12,800	60,632
Krosaki Harima Corp.	2,900	130,981
KRS Corp.	6,400	47,942
K’s Holdings Corp.	138,020	1,221,416
KU Holdings Co., Ltd.	4,600	48,073
Kubota Corp.	53,100	798,655
Kubota Corp., ADR	371	28,096
Kumagai Gumi Co., Ltd.	22,600	479,004
Kumiai Chemical Industry Co., Ltd.	19,170	126,847
Kurabo Industries, Ltd.	7,600	139,090
Kuraray Co., Ltd.	312,900	2,911,499
Kureha Corp.	8,900	549,040
Kurimoto, Ltd.	3,400	50,214
Kurita Water Industries, Ltd.	19,000	791,172
Kuriyama Holdings Corp.	8,400	54,472
Kusuri no Aoki Holdings Co., Ltd.	7,800	372,915
KYB Corp.	11,100	351,753
Kyoden Co., Ltd.	11,300	41,826
Kyodo Printing Co., Ltd.	2,600	54,056
Kyoei Steel, Ltd.	9,400	126,263
Kyokuto Boeki Kaisha, Ltd.	5,400	60,081
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,700	197,050
Kyokuyo Co., Ltd.	4,300	112,896
KYORIN Holdings, Inc.	18,400	236,072
Kyoritsu Co., Ltd.	13,500	14,773
Kyoritsu Maintenance Co., Ltd.	6,800	273,668
Kyosan Electric Manufacturing Co., Ltd.	14,700	45,774
Kyowa Kirin Co., Ltd.	6,300	139,727
Kyudenko Corp.	24,100	639,823
*Kyushu Electric Power Co., Inc.	117,100	681,969
Kyushu Financial Group, Inc.	227,750	814,558
Kyushu Railway Co.	25,800	584,533
LA Holdings Co., Ltd.	1,500	41,530
LAC Co., Ltd.	4,700	23,782
Lacto Japan Co., Ltd.	2,900	44,086
#*Laox Co., Ltd.	5,400	11,144
Lasertec Corp.	12,600	1,702,640
Lawson, Inc.	23,600	1,069,379
LEC, Inc.	14,000	88,011
*Leopalace21 Corp.	329,400	863,627
Life Corp.	9,900	209,102
LIFULL Co., Ltd.	33,500	54,125
#LIKE, Inc.	4,000	56,020
Linical Co., Ltd.	5,500	28,153
Link And Motivation, Inc.	20,400	72,662
Lintec Corp.	20,100	334,348
Lion Corp.	42,500	462,564
LITALICO, Inc.	9,000	160,482
Lixil Corp.	93,600	1,465,540
Loadstar Capital KK	1,200	12,417
*Locondo, Inc.	1,500	19,741
Look Holdings, Inc.	3,000	50,013
*M&A Capital Partners Co., Ltd.	7,200	202,783
M3, Inc.	32,600	794,859
Mabuchi Motor Co., Ltd.	23,300	654,518
*Macbee Planet, Inc.	400	44,240

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Macnica Holdings, Inc.	28,550	$778,932
Macromill, Inc.	20,600	136,158
Maeda Kosen Co., Ltd.	12,000	285,536
Maezawa Industries, Inc.	6,000	33,268
Makino Milling Machine Co., Ltd.	10,600	385,341
Makita Corp.	33,900	951,037
#Management Solutions Co., Ltd.	7,600	178,886
Mandom Corp.	11,100	131,571
Mani, Inc.	11,100	144,125
MarkLines Co., Ltd.	5,300	91,392
Marubeni Corp.	312,900	4,412,059
Marubun Corp.	8,900	78,696
Marudai Food Co., Ltd.	10,700	120,701
Marufuji Sheet Piling Co., Ltd.	300	4,706
Maruha Nichiro Corp.	26,500	492,381
Marui Group Co., Ltd.	59,600	945,441
MARUKA FURUSATO Corp.	6,470	124,254
Marumae Co., Ltd.	2,400	28,078
Marusan Securities Co., Ltd.	30,900	95,311
Maruwa Co., Ltd./Aichi	4,100	519,407
#Maruyama Manufacturing Co., Inc.	1,400	19,494
Maruzen CHI Holdings Co., Ltd.	6,600	17,207
Maruzen Showa Unyu Co., Ltd.	6,200	154,584
Marvelous, Inc.	15,500	76,723
Matching Service Japan Co., Ltd.	1,600	11,927
Matsuda Sangyo Co., Ltd.	10,200	168,695
Matsui Securities Co., Ltd.	55,700	318,251
MatsukiyoCocokara & Co.	11,730	626,278
Matsuoka Corp.	700	7,377
Max Co., Ltd.	4,500	71,516
Maxell, Ltd.	43,400	475,865
Maxvalu Tokai Co., Ltd.	4,600	91,686
Mazda Motor Corp.	111,200	991,421
McDonald’s Holdings Co. Japan, Ltd.	5,500	229,024
MCJ Co., Ltd.	40,300	278,207
Mebuki Financial Group, Inc.	788,890	2,010,391
MEC Co., Ltd.	4,600	85,301
*Media Do Co., Ltd.	3,600	36,855
Medical Data Vision Co., Ltd.	14,000	82,973
Medical System Network Co., Ltd.	16,100	48,123
Medipal Holdings Corp.	57,800	880,806
#Medius Holdings Co., Ltd.	3,500	21,746
*MedPeer, Inc.	4,600	37,195
Megachips Corp.	18,800	443,198
Megmilk Snow Brand Co., Ltd.	21,900	313,788
Meidensha Corp.	20,400	275,516
Meiji Electric Industries Co., Ltd.	2,100	18,553
MEIJI Holdings Co., Ltd.	68,148	1,644,080
Meiji Shipping Co., Ltd.	7,600	35,721
Meiko Electronics Co., Ltd.	38,400	766,505
Meitec Corp.	38,200	642,722
Meiwa Corp.	10,000	51,555
Meiwa Estate Co., Ltd.	4,600	27,533
Melco Holdings, Inc.	2,300	56,501
Members Co., Ltd.	2,900	26,409
Menicon Co., Ltd.	40,800	861,455
*Mercari, Inc.	3,100	52,773
METAWATER Co., Ltd.	9,400	123,295

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Micronics Japan Co., Ltd.	37,600	$339,923
Midac Holdings Co., Ltd.	3,900	54,505
Mie Kotsu Group Holdings, Inc.	30,000	129,328
Mikuni Corp.	11,600	28,795
Milbon Co., Ltd.	9,392	394,538
MIMAKI ENGINEERING Co., Ltd.	6,200	30,689
Mimasu Semiconductor Industry Co., Ltd.	11,800	226,441
MINEBEA MITSUMI, Inc.	142,375	2,614,016
#Ministop Co., Ltd.	9,400	97,476
Minkabu The Infonoid, Inc.	2,000	24,764
MIRAIT ONE Corp.	45,490	563,593
Mirarth Holdings, Inc.	58,700	165,109
Miroku Jyoho Service Co., Ltd.	6,800	84,398
MISUMI Group, Inc.	40,100	1,004,230
Mitani Corp.	14,800	145,538
Mitani Sangyo Co., Ltd.	12,500	29,652
Mitani Sekisan Co., Ltd.	3,000	105,534
Mitsuba Corp.	26,700	114,710
Mitsubishi Chemical Group Corp.	648,000	3,780,972
Mitsubishi Corp.	175,000	6,449,161
Mitsubishi Electric Corp.	124,100	1,530,231
Mitsubishi Estate Co., Ltd.	52,200	640,975
Mitsubishi Gas Chemical Co., Inc.	56,200	812,262
Mitsubishi Heavy Industries, Ltd.	55,950	2,106,677
Mitsubishi Kakoki Kaisha, Ltd.	2,100	37,477
Mitsubishi Logisnext Co., Ltd.	17,600	127,316
Mitsubishi Logistics Corp.	24,100	594,690
Mitsubishi Materials Corp.	57,000	929,314
*Mitsubishi Motors Corp.	226,300	855,906
Mitsubishi Paper Mills, Ltd.	14,500	42,808
Mitsubishi Research Institute, Inc.	4,000	144,824
Mitsubishi Shokuhin Co., Ltd.	5,600	143,943
Mitsubishi Steel Manufacturing Co., Ltd.	5,200	43,459
Mitsubishi UFJ Financial Group, Inc.	1,718,900	10,766,715
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	221,488	1,390,945
Mitsui Chemicals, Inc.	67,497	1,692,816
Mitsui DM Sugar Holdings Co., Ltd.	8,200	137,304
*Mitsui E&S Co., Ltd.	180,900	689,510
Mitsui Fudosan Co., Ltd.	58,800	1,162,052
Mitsui High-Tec, Inc.	9,100	544,670
#Mitsui Matsushima Holdings Co., Ltd.	6,700	155,734
Mitsui Mining & Smelting Co., Ltd.	42,600	1,010,524
Mitsui OSK Lines, Ltd.	105,546	2,604,447
Mitsui-Soko Holdings Co., Ltd.	16,000	467,080
Miura Co., Ltd.	5,700	151,118
Miyazaki Bank, Ltd. (The)	15,500	276,158
Miyoshi Oil & Fat Co., Ltd.	3,300	24,114
Mizuho Financial Group, Inc.	149,635	2,159,386
Mizuho Medy Co., Ltd.	1,100	18,322
Mizuno Corp.	9,000	223,736
#*Mobile Factory, Inc.	2,000	13,513
Mochida Pharmaceutical Co., Ltd.	8,000	204,458
*Modec, Inc.	9,100	97,907
Molitec Steel Co., Ltd.	2,700	5,770
Monex Group, Inc.	152,300	572,670
Monogatari Corp. (The)	14,600	306,336
MonotaRO Co., Ltd.	47,200	709,915
MORESCO Corp.	3,400	28,341

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Morinaga & Co., Ltd.	24,500	$726,013
Morinaga Milk Industry Co., Ltd.	24,000	902,435
Moriroku Holdings Co., Ltd.	3,900	55,422
Morita Holdings Corp.	11,500	120,604
Morozoff, Ltd.	1,800	47,986
Mory Industries, Inc.	2,300	60,977
MrMax Holdings, Ltd.	14,600	67,014
MS&AD Insurance Group Holdings, Inc.	29,813	973,222
Mugen Estate Co., Ltd.	6,400	29,470
m-up Holdings, Inc.	20,900	188,640
Murata Manufacturing Co., Ltd.	75,239	4,354,154
Musashi Seimitsu Industry Co., Ltd.	36,600	488,394
Musashino Bank, Ltd. (The)	30,500	491,889
Nabtesco Corp.	36,700	878,655
NAC Co., Ltd.	7,300	51,467
Nachi-Fujikoshi Corp.	10,700	300,966
Nadex Co., Ltd.	500	3,709
Nafco Co., Ltd.	6,100	83,146
Nagano Bank, Ltd. (The)	3,600	40,477
Nagano Keiki Co., Ltd.	4,800	45,298
Nagase & Co., Ltd.	48,500	759,387
Nagatanien Holdings Co., Ltd.	5,200	83,978
Nagawa Co., Ltd.	1,600	74,380
Nagoya Railroad Co., Ltd.	34,300	551,662
Naigai Tec Corp.	500	8,846
Naigai Trans Line, Ltd.	1,700	32,186
Nakabayashi Co., Ltd.	9,900	35,117
Nakamoto Packs Co., Ltd.	3,000	34,833
Nakamuraya Co., Ltd.	1,191	27,771
Nakanishi, Inc.	25,800	487,143
Nakayama Steel Works, Ltd.	9,500	60,908
#*Namura Shipbuilding Co., Ltd.	40,000	119,561
Nankai Electric Railway Co., Ltd.	20,000	465,612
Nanto Bank, Ltd. (The)	16,600	300,754
Narasaki Sangyo Co., Ltd.	1,200	16,172
Natori Co., Ltd.	3,500	51,331
NEC Corp.	54,000	2,066,170
NEC Networks & System Integration Corp.	18,800	233,335
NEOJAPAN, Inc.	500	3,319
NET One Systems Co., Ltd.	58,300	1,367,962
New Art Holdings Co., Ltd.	1,100	14,081
*New Japan Chemical Co., Ltd.	8,500	13,421
Nexon Co., Ltd.	14,500	326,920
#Nextage Co., Ltd.	24,500	441,365
*NexTone, Inc.	2,300	49,221
NGK Insulators, Ltd.	114,100	1,424,522
NH Foods, Ltd.	37,000	1,078,765
NHK Spring Co., Ltd.	112,300	826,384
Nicca Chemical Co., Ltd.	1,900	12,475
#Nice Corp.	2,400	23,248
Nichias Corp.	38,800	779,619
Nichiban Co., Ltd.	4,100	60,492
Nichicon Corp.	39,700	373,486
Nichiden Corp.	6,900	101,854
Nichiha Corp.	13,700	287,251
Nichimo Co., Ltd.	1,400	32,336
Nichirei Corp.	50,200	1,030,065
Nichirin Co., Ltd.	5,330	92,066

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
NIDEC Corp.	28,136	$1,385,259
#Nidec Corp., Sponsored ADR	10,124	125,031
Nifco, Inc.	34,900	995,751
Nihon Chouzai Co., Ltd.	8,720	78,961
Nihon Dempa Kogyo Co., Ltd.	14,600	126,094
Nihon Denkei Co., Ltd.	3,600	50,101
Nihon Flush Co., Ltd.	10,700	81,096
Nihon House Holdings Co., Ltd.	21,800	62,439
Nihon Kohden Corp.	29,500	814,600
Nihon M&A Center Holdings, Inc.	118,300	897,469
Nihon Nohyaku Co., Ltd.	20,000	100,613
Nihon Plast Co., Ltd.	7,300	22,356
#*Nihon Yamamura Glass Co., Ltd.	3,300	17,280
Niitaka Co., Ltd.	2,200	35,222
Nikkiso Co., Ltd.	55,300	386,225
Nikko Co., Ltd. Hyogo	9,500	45,070
Nikkon Holdings Co., Ltd.	28,100	541,508
Nintendo Co., Ltd.	105,900	4,449,410
Nippi, Inc.	1,200	33,973
Nippn Corp.	25,600	332,585
Nippon Air Conditioning Services Co., Ltd.	3,400	18,453
Nippon Aqua Co., Ltd.	4,000	25,822
Nippon Carbide Industries Co., Inc.	3,200	30,363
Nippon Carbon Co., Ltd.	5,900	180,252
Nippon Ceramic Co., Ltd.	1,400	27,832
Nippon Chemical Industrial Co., Ltd.	3,000	40,627
*Nippon Chemi-Con Corp.	9,400	139,172
*Nippon Coke & Engineering Co., Ltd.	114,500	76,521
Nippon Concept Corp.	2,900	34,502
*Nippon Concrete Industries Co., Ltd.	27,100	51,348
Nippon Denko Co., Ltd.	365,800	926,824
Nippon Dry-Chemical Co., Ltd.	2,800	38,351
Nippon Electric Glass Co., Ltd.	53,000	1,007,726
NIPPON EXPRESS HOLDINGS, INC.	27,500	1,607,608
Nippon Filcon Co., Ltd./Tokyo	5,200	17,987
Nippon Gas Co., Ltd.	119,800	1,683,966
Nippon Kayaku Co., Ltd.	55,800	503,231
Nippon Kodoshi Corp.	3,900	56,481
Nippon Koei Co., Ltd.	6,300	174,891
Nippon Light Metal Holdings Co., Ltd.	49,600	517,619
Nippon Paint Holdings Co., Ltd.	17,800	159,875
*Nippon Paper Industries Co., Ltd.	73,400	586,488
Nippon Parking Development Co., Ltd.	333,300	572,777
Nippon Pillar Packing Co., Ltd.	15,100	416,965
#Nippon Piston Ring Co., Ltd.	3,700	36,575
Nippon Rietec Co., Ltd.	4,700	44,009
Nippon Road Co., Ltd. (The)	1,400	82,767
Nippon Sanso Holdings Corp.	53,300	955,106
Nippon Seisen Co., Ltd.	900	29,942
Nippon Sharyo, Ltd.	4,700	71,968
*Nippon Sheet Glass Co., Ltd.	241,400	1,157,670
Nippon Shinyaku Co., Ltd.	10,500	478,096
Nippon Shokubai Co., Ltd.	12,200	486,513
Nippon Signal Company, Ltd.	18,900	153,654
Nippon Soda Co., Ltd.	9,600	329,600
Nippon Steel Corp.	174,578	3,709,133
Nippon Telegraph & Telephone Corp.	85,600	2,608,265
Nippon Thompson Co., Ltd.	24,800	106,729

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Yakin Kogyo Co., Ltd.	23,150	$669,006
#Nippon Yusen KK	198,400	4,666,950
Nipro Corp.	88,300	662,744
Nishi Holdings Co., Ltd.	12,300	290,868
Nishimatsu Construction Co., Ltd.	22,100	579,422
#Nishimatsuya Chain Co., Ltd.	31,700	375,516
Nishi-Nippon Financial Holdings, Inc.	67,900	561,491
Nishi-Nippon Railroad Co., Ltd.	19,700	359,957
Nissan Chemical Corp.	21,900	968,222
Nissan Motor Co., Ltd.	246,800	892,116
Nissan Tokyo Sales Holdings Co., Ltd.	12,100	31,102
Nissei ASB Machine Co., Ltd.	3,800	118,327
Nissei Plastic Industrial Co., Ltd.	5,800	43,234
Nissha Co., Ltd.	27,700	375,124
Nisshin Oillio Group, Ltd. (The)	12,300	307,127
Nisshin Seifun Group, Inc.	44,930	544,116
Nisshinbo Holdings, Inc.	84,455	646,290
Nissin Corp.	6,100	95,600
Nissin Foods Holdings Co., Ltd.	2,900	279,426
Nisso Corp.	3,600	20,490
Nissui Corp.	319,700	1,394,645
Niterra Co., Ltd.	104,900	2,183,282
Nitori Holdings Co., Ltd.	11,900	1,517,596
Nitta Gelatin, Inc.	6,300	38,680
Nittan Valve Co., Ltd.	9,600	17,485
Nitto Boseki Co., Ltd.	20,700	287,321
Nitto Denko Corp.	43,000	2,766,350
Nitto Fuji Flour Milling Co., Ltd.	1,400	46,267
Nitto Kogyo Corp.	16,700	329,180
Nitto Seiko Co., Ltd.	15,000	66,647
Nittoc Construction Co., Ltd.	12,900	95,496
Nittoku Co., Ltd.	2,400	46,021
Noevir Holdings Co., Ltd.	6,100	248,184
NOF Corp.	20,600	936,467
Nohmi Bosai, Ltd.	6,400	82,206
Nojima Corp.	39,600	423,148
Nomura Holdings, Inc.	833,800	2,975,386
Nomura Holdings, Inc., Sponsored ADR	345,609	1,230,368
Nomura Micro Science Co., Ltd.	2,900	89,237
Nomura Real Estate Holdings, Inc.	45,000	1,115,375
Nomura Research Institute, Ltd.	31,479	790,645
Noritsu Koki Co., Ltd.	49,800	813,755
Noritz Corp.	14,300	193,131
North Pacific Bank, Ltd.	124,500	264,242
NS Solutions Corp.	11,300	306,224
NS Tool Co., Ltd.	3,200	26,533
NS United Kaiun Kaisha, Ltd.	14,600	425,675
NSD Co., Ltd.	27,160	497,463
NSK, Ltd.	100,900	566,134
NSW, Inc.	4,200	64,682
NTN Corp.	324,200	792,851
NTT Data Corp.	79,600	1,075,052
Oat Agrio Co., Ltd.	2,800	27,760
Obara Group, Inc.	6,000	188,154
Obayashi Corp.	184,600	1,534,662
OBIC Business Consultants Co., Ltd.	2,200	83,046
Obic Co., Ltd.	3,400	522,117
Odakyu Electric Railway Co., Ltd.	33,000	459,986

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Oenon Holdings, Inc.	26,500	$55,077
Ogaki Kyoritsu Bank, Ltd. (The)	40,100	543,344
Ohara, Inc.	3,000	25,315
#Ohba Co., Ltd.	4,400	25,463
Ohsho Food Service Corp.	3,500	159,108
Oiles Corp.	9,984	125,749
#*Oisix ra daichi, Inc.	27,400	509,103
Oita Bank, Ltd. (The)	13,100	198,571
Oji Holdings Corp.	451,400	1,766,946
Okabe Co., Ltd.	17,100	105,490
Okada Aiyon Corp.	1,200	15,793
Okamoto Industries, Inc.	3,100	91,977
Okamoto Machine Tool Works, Ltd.	2,400	86,190
Okamura Corp.	25,300	268,673
Okasan Securities Group, Inc.	88,200	275,939
Oki Electric Industry Co., Ltd.	80,900	436,687
Okinawa Cellular Telephone Co.	10,200	227,724
*Okinawa Electric Power Co., Inc. (The)	13,485	109,928
Okinawa Financial Group, Inc.	9,880	151,793
OKUMA Corp.	11,700	516,410
Okumura Corp.	13,300	325,260
Okura Industrial Co., Ltd.	4,700	73,349
Okuwa Co., Ltd.	15,500	101,880
Olba Healthcare Holdings, Inc.	1,400	18,281
Olympus Corp.	155,000	2,694,984
Omron Corp.	9,100	530,769
Ono Pharmaceutical Co., Ltd.	59,300	1,195,015
Onoken Co., Ltd.	7,000	79,580
Onward Holdings Co., Ltd.	135,100	372,067
*Ootoya Holdings Co., Ltd.	400	11,442
Open House Group Co., Ltd.	25,300	1,005,200
Optex Group Co., Ltd.	11,300	169,129
*Optim Corp.	6,000	40,936
Optorun Co., Ltd.	8,000	120,971
Oracle Corp.	6,200	443,947
Orchestra Holdings, Inc.	1,300	14,598
Organo Corp.	14,400	345,816
Oricon, Inc.	3,100	25,157
Oriental Land Co., Ltd.	20,500	722,502
Oriental Shiraishi Corp.	55,200	133,373
Oro Co., Ltd.	2,900	51,839
Osaka Gas Co., Ltd.	39,400	652,206
Osaka Organic Chemical Industry, Ltd.	8,700	130,917
Osaki Electric Co., Ltd.	15,500	64,202
OSG Corp.	43,400	606,545
Otsuka Corp.	14,100	511,023
Otsuka Holdings Co., Ltd.	17,100	577,807
#OUG Holdings, Inc.	1,600	28,906
Outsourcing, Inc.	73,000	737,693
#*Oxide Corp.	1,800	42,368
Pacific Industrial Co., Ltd.	30,800	275,959
Pack Corp. (The)	7,100	161,903
PAL GROUP Holdings Co., Ltd.	15,700	359,164
PALTAC Corp.	8,950	341,791
Pan Pacific International Holdings Corp.	109,000	2,028,465
Panasonic Holdings Corp.	514,844	4,815,142
Paramount Bed Holdings Co., Ltd.	12,700	224,126
*Park24 Co., Ltd.	49,400	758,967

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Pasco Corp.	2,400	$26,033
Pasona Group, Inc.	11,300	154,357
PC Depot Corp.	6,220	13,567
PCI Holdings, Inc.	1,000	7,484
Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	38,703
Penta-Ocean Construction Co., Ltd.	255,500	1,236,548
People Dreams & Technologies Group Co., Ltd.	3,800	43,005
*PeptiDream, Inc.	30,900	415,283
Persol Holdings Co., Ltd.	29,600	606,065
#*PIA Corp.	1,500	36,408
*Pickles Holdings Co., Ltd.	5,900	50,956
Pigeon Corp.	58,400	905,819
Pilot Corp.	13,100	434,374
Plus Alpha Consulting Co., Ltd.	3,200	68,035
Pola Orbis Holdings, Inc.	8,500	117,857
Pole To Win Holdings, Inc.	19,800	132,906
*Port, Inc.	1,400	17,468
*PR Times, Inc.	1,400	13,973
Premium Water Holdings, Inc.	700	12,436
Press Kogyo Co., Ltd.	50,500	201,384
Pressance Corp.	13,500	193,827
Prestige International, Inc.	41,100	178,387
Prima Meat Packers, Ltd.	21,800	368,230
Procrea Holdings, Inc.	13,572	216,091
Pro-Ship, Inc.	2,300	23,479
Proto Corp.	12,200	105,993
PS Mitsubishi Construction Co., Ltd.	19,300	95,674
Punch Industry Co., Ltd.	11,100	42,797
QB Net Holdings Co., Ltd.	5,300	52,858
Qol Holdings Co., Ltd.	15,600	142,407
Quick Co., Ltd	5,300	69,400
Raccoon Holdings, Inc.	8,000	42,772
Raito Kogyo Co., Ltd.	20,500	301,557
Raiznext Corp.	13,900	148,121
Rakus Co., Ltd.	31,000	468,079
Rakuten Group, Inc.	96,500	478,372
*RaQualia Pharma, Inc.	4,200	24,707
Rasa Corp.	2,600	28,203
Rasa Industries, Ltd.	4,600	73,612
Raysum Co., Ltd.	1,945	18,969
Recruit Holdings Co., Ltd.	203,800	5,723,433
Relia, Inc.	20,400	218,585
Relo Group, Inc.	43,100	667,557
Renaissance, Inc.	5,100	35,582
*Renesas Electronics Corp.	103,300	1,344,307
Rengo Co., Ltd.	105,000	682,444
*RENOVA, Inc.	17,600	247,911
Resona Holdings, Inc.	429,083	2,126,114
Resonac Holdings Corp.	105,900	1,663,571
Resorttrust, Inc.	43,500	715,283
Restar Holdings Corp.	8,400	130,721
Retail Partners Co., Ltd.	11,800	132,242
Rheon Automatic Machinery Co., Ltd.	2,600	24,823
Ricoh Co., Ltd.	86,700	713,772
Ride On Express Holdings Co., Ltd.	4,800	38,071
*Right On Co., Ltd.	7,700	32,742
Riken Keiki Co., Ltd.	4,400	168,031
Riken Technos Corp.	17,100	76,354

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Riken Vitamin Co., Ltd.	7,500	$112,198
Rinnai Corp.	16,500	397,459
Rion Co., Ltd.	2,400	35,428
Riso Kagaku Corp.	4,460	81,002
Riso Kyoiku Co., Ltd.	62,100	135,451
Rock Field Co., Ltd.	2,300	25,641
Rohm Co., Ltd.	9,600	717,717
Rohto Pharmaceutical Co., Ltd.	84,300	1,741,533
Rokko Butter Co., Ltd.	7,500	77,443
Roland Corp.	6,600	196,791
Roland DG Corp.	8,000	199,758
Rorze Corp.	6,900	507,752
Round One Corp.	153,500	658,348
RS Technologies Co., Ltd.	4,000	89,157
Ryobi, Ltd.	13,700	158,164
RYODEN Corp.	6,900	105,554
Ryohin Keikaku Co., Ltd.	158,300	1,657,811
Ryosan Co., Ltd.	9,500	223,259
S Foods, Inc.	10,700	237,315
S LINE Co., Ltd.	1,300	7,600
S&B Foods, Inc.	1,500	39,107
Sac’s Bar Holdings, Inc.	9,350	60,358
Sagami Rubber Industries Co., Ltd.	2,000	12,455
Saibu Gas Holdings Co., Ltd.	10,200	141,803
Sakai Chemical Industry Co., Ltd.	6,400	85,637
Sakai Heavy Industries, Ltd.	1,600	49,293
Sakai Moving Service Co., Ltd.	5,700	200,305
Sakata INX Corp.	20,500	166,210
Sakura Internet, Inc.	9,600	48,012
Sala Corp.	30,200	170,334
SAMTY Co., Ltd.	13,200	214,725
San Holdings, Inc.	3,200	54,475
San ju San Financial Group, Inc.	11,490	134,169
San-A Co., Ltd.	7,400	249,447
San-Ai Obbli Co., Ltd.	30,100	315,225
Sanei Architecture Planning Co., Ltd.	6,800	73,111
Sangetsu Corp.	14,300	237,659
San-In Godo Bank, Ltd. (The)	79,700	444,843
Sanken Electric Co., Ltd.	17,800	1,325,539
Sanki Engineering Co., Ltd.	27,700	305,551
Sanko Gosei, Ltd.	14,000	53,979
Sanko Metal Industrial Co., Ltd.	1,200	35,207
Sankyo Co., Ltd.	22,300	980,994
Sankyo Frontier Co., Ltd.	2,300	59,880
Sankyo Tateyama, Inc.	11,600	58,100
Sankyu, Inc.	30,100	1,056,644
Sanoh Industrial Co., Ltd.	17,200	86,527
Sanrio Co., Ltd.	2,200	101,465
Sansei Technologies, Inc.	4,500	32,288
Sansha Electric Manufacturing Co., Ltd.	5,100	33,821
Sanshin Electronics Co., Ltd.	4,300	71,243
Santec Corp.	700	11,896
Santen Pharmaceutical Co., Ltd.	148,700	1,246,037
*Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	1,400	8,287
Sanwa Holdings Corp.	93,100	1,013,287
Sanyo Chemical Industries, Ltd.	6,400	200,228
Sanyo Denki Co., Ltd.	3,300	163,831
Sanyo Electric Railway Co., Ltd.	5,700	99,713

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sanyo Special Steel Co., Ltd.	10,100	$177,500
Sanyo Trading Co., Ltd.	12,800	121,077
Sapporo Holdings, Ltd.	48,100	1,338,810
Sato Holdings Corp.	14,900	250,914
Sato Shoji Corp.	4,800	50,586
#Satori Electric Co., Ltd.	7,500	90,717
Sawai Group Holdings Co., Ltd.	26,900	775,401
SB Technology Corp.	5,200	88,331
SBI Global Asset Management Co., Ltd.	12,500	45,992
SBI Holdings, Inc.	40,030	778,169
SBI Insurance Group Co., Ltd.	1,600	11,116
SBS Holdings, Inc.	14,000	339,808
SCREEN Holdings Co., Ltd.	13,900	1,122,902
Scroll Corp.	16,300	94,449
SCSK Corp.	25,000	376,014
Secom Co., Ltd.	6,700	427,985
Seed Co., Ltd./Tokyo	9,000	37,807
Sega Sammy Holdings, Inc.	30,900	575,496
Seibu Holdings, Inc.	56,500	630,290
Seika Corp.	4,300	70,738
Seikitokyu Kogyo Co., Ltd.	20,100	138,020
Seiko Epson Corp.	92,900	1,412,961
Seiko Holdings Corp.	12,900	281,088
Seiko PMC Corp.	6,700	28,440
Seino Holdings Co., Ltd.	49,300	545,263
Seiren Co., Ltd.	24,300	401,535
Sekisui Chemical Co., Ltd.	130,000	1,842,617
Sekisui House, Ltd.	115,900	2,374,773
Sekisui Kasei Co., Ltd.	11,000	37,888
SEMITEC Corp.	3,600	52,005
Senko Group Holdings Co., Ltd.	66,500	473,727
Senshu Electric Co., Ltd.	7,800	177,579
Senshu Ikeda Holdings, Inc.	220,340	385,128
SERAKU Co., Ltd.	1,300	15,209
Seria Co., Ltd.	42,800	760,980
Seven & i Holdings Co., Ltd.	153,600	6,931,825
Seven Bank, Ltd.	449,700	918,126
SG Holdings Co., Ltd.	66,800	958,596
Sharp Corp.	117,300	832,165
Shibaura Electronics Co., Ltd.	4,300	179,371
Shibaura Machine Co., Ltd.	13,100	303,051
Shibaura Mechatronics Corp.	2,900	322,234
Shibusawa Warehouse Co., Ltd. (The)	3,600	61,099
Shibuya Corp.	7,400	136,136
Shidax Corp.	7,000	36,705
*SHIFT, Inc.	3,900	720,339
Shiga Bank, Ltd. (The)	18,000	372,783
Shikibo, Ltd.	5,500	41,321
Shikoku Bank, Ltd. (The)	20,300	131,343
*Shikoku Electric Power Co, Inc.	49,000	288,966
Shima Seiki Manufacturing, Ltd.	14,300	194,181
Shimadzu Corp.	27,100	841,868
Shimano, Inc.	7,000	1,080,601
Shimizu Bank, Ltd. (The)	12,400	132,683
Shimizu Corp.	142,700	868,786
Shimojima Co., Ltd.	2,800	23,545
*Shin Maint Holdings Co., Ltd.	1,200	11,386
Shin Nippon Air Technologies Co., Ltd.	6,300	90,175

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shin Nippon Biomedical Laboratories, Ltd.	17,700	$321,594
Shinagawa Refractories Co., Ltd.	2,700	92,502
Shindengen Electric Manufacturing Co., Ltd.	6,200	156,861
Shin-Etsu Chemical Co., Ltd.	196,400	5,571,866
Shin-Etsu Polymer Co., Ltd.	28,900	282,070
Shinko Electric Industries Co., Ltd.	22,400	658,848
Shinko Shoji Co., Ltd.	14,200	124,621
Shinmaywa Industries, Ltd.	43,300	387,956
Shin-Nihon Tatemono Co., Ltd.	2,800	9,912
#Shinnihonseiyaku Co., Ltd.	3,700	38,531
Shinsei Bank, Ltd.	13,400	238,447
Shinsho Corp.	2,400	103,463
Shinwa Co., Ltd.	3,800	19,982
Shinwa Co., Ltd. Nagoya	4,100	64,226
Shionogi & Co., Ltd.	9,600	428,163
Ship Healthcare Holdings, Inc.	44,200	776,783
Shiseido Co., Ltd.	24,200	1,208,711
Shizuki Electric Co., Inc.	4,900	17,489
Shizuoka Financial Group, Inc.	161,300	1,209,469
Shizuoka Gas Co., Ltd.	28,500	241,119
SHO-BOND Holdings Co., Ltd.	6,100	259,832
Shoei Co., Ltd.	22,400	413,075
Shoei Foods Corp.	4,400	129,093
Shofu, Inc.	5,200	79,700
Showa Sangyo Co., Ltd.	8,800	172,943
Showa Shinku Co., Ltd.	800	8,102
SIGMAXYZ Holdings, Inc.	13,400	104,708
Siix Corp.	19,100	190,207
*Silver Life Co., Ltd.	1,400	13,089
*Simplex Holdings, Inc.	3,500	60,533
Sinanen Holdings Co., Ltd.	3,600	99,805
Sinfonia Technology Co., Ltd.	13,400	170,151
Sinko Industries, Ltd.	8,600	113,686
SKY Perfect JSAT Holdings, Inc.	85,800	332,702
*Skylark Holdings Co., Ltd.	207,100	2,774,211
*Smaregi, Inc.	1,900	39,405
SMC Corp.	1,300	646,826
SMK Corp.	2,800	49,825
SMS Co., Ltd.	33,800	786,884
#Snow Peak, Inc.	9,500	143,234
Soda Nikka Co., Ltd.	9,000	54,397
Sodick Co., Ltd.	23,000	126,516
SoftBank Corp.	275,300	3,096,405
Softcreate Holdings Corp.	8,400	98,149
Software Service, Inc.	600	38,380
Sohgo Security Services Co., Ltd.	29,200	813,821
Sojitz Corp.	90,600	1,897,633
Soken Chemical & Engineering Co., Ltd.	4,100	51,640
Solasto Corp.	23,200	107,511
Soliton Systems KK	3,000	22,935
Solxyz Co., Ltd.	5,400	14,197
Sompo Holdings, Inc.	46,975	1,950,205
Sony Group Corp.	171,400	16,149,980
Sony Group Corp., ADR	41,445	3,716,373
Sotetsu Holdings, Inc.	21,400	406,107
Sparx Group Co., Ltd.	11,040	119,590
SPK Corp.	2,400	30,845
S-Pool, Inc.	66,900	308,546

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sprix, Ltd.	1,500	$10,201
Square Enix Holdings Co., Ltd.	11,200	549,451
SRA Holdings	5,600	124,819
*SRE Holdings Corp.	2,900	64,532
St Marc Holdings Co., Ltd.	8,000	108,868
Stanley Electric Co., Ltd.	48,300	1,080,112
Star Mica Holdings Co., Ltd.	14,000	66,008
Star Micronics Co., Ltd.	22,200	286,946
Starts Corp., Inc.	21,200	398,264
Starzen Co., Ltd.	6,300	108,127
St-Care Holding Corp.	6,100	34,898
Stella Chemifa Corp.	6,300	124,413
Step Co., Ltd.	1,700	23,147
Strike Co., Ltd.	3,700	98,502
Studio Alice Co., Ltd.	6,500	102,108
Subaru Corp.	252,100	4,063,889
Sugi Holdings Co., Ltd.	11,800	499,159
Sugimoto & Co., Ltd.	4,100	61,456
SUMCO Corp.	138,200	1,892,873
Sumida Corp.	16,700	205,921
#Suminoe Textile Co., Ltd.	2,900	47,600
Sumitomo Bakelite Co., Ltd.	16,600	630,279
Sumitomo Chemical Co., Ltd.	482,955	1,624,451
Sumitomo Corp.	82,100	1,463,347
Sumitomo Electric Industries, Ltd.	214,000	2,709,477
Sumitomo Forestry Co., Ltd.	106,000	2,277,017
Sumitomo Heavy Industries, Ltd.	44,900	1,078,273
Sumitomo Metal Mining Co., Ltd.	103,000	3,788,984
Sumitomo Mitsui Construction Co., Ltd.	165,120	466,869
Sumitomo Mitsui Financial Group, Inc.	86,283	3,516,207
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	5,000	41,050
Sumitomo Mitsui Trust Holdings, Inc.	56,644	2,033,801
Sumitomo Osaka Cement Co., Ltd.	16,800	470,077
Sumitomo Pharma Co., Ltd.	56,600	353,737
Sumitomo Realty & Development Co., Ltd.	46,300	1,074,491
Sumitomo Riko Co., Ltd.	24,400	129,378
Sumitomo Rubber Industries, Ltd.	115,533	1,052,961
Sumitomo Seika Chemicals Co., Ltd.	5,300	170,484
Sumitomo Warehouse Co., Ltd. (The)	26,100	432,045
Sun Frontier Fudousan Co., Ltd.	24,100	232,920
Suncall Corp.	8,000	34,253
Sundrug Co., Ltd.	29,500	811,350
Suntory Beverage & Food, Ltd.	37,000	1,388,536
Sun-Wa Technos Corp.	5,200	71,642
*SuRaLa Net Co., Ltd.	1,300	7,055
Suruga Bank, Ltd.	102,800	388,053
Suzuden Corp.	900	16,828
Suzuken Co., Ltd.	22,160	628,191
Suzuki Co., Ltd.	7,500	56,072
Suzuki Motor Corp.	53,900	1,860,068
SWCC Corp.	35,900	463,234
#*SymBio Pharmaceuticals, Ltd.	12,600	37,199
Sysmex Corp.	32,500	2,077,957
System Information Co., Ltd.	3,900	22,140
System Research Co., Ltd.	2,400	42,777
System Support, Inc.	2,500	36,078
Systems Engineering Consultants Co., Ltd.	1,100	26,093
Systena Corp.	154,300	317,292

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Syuppin Co., Ltd.	9,000	$58,099
T Hasegawa Co., Ltd.	13,100	309,786
T RAD Co., Ltd.	3,900	67,766
T&D Holdings, Inc.	82,800	1,005,774
Tachibana Eletech Co., Ltd.	6,120	92,992
Tachi-S Co., Ltd., Class S	14,500	129,277
Tadano, Ltd.	48,100	373,736
Taihei Dengyo Kaisha, Ltd.	7,300	221,415
Taiheiyo Cement Corp.	104,322	1,861,730
Taiheiyo Kouhatsu, Inc.	2,700	16,993
Taiho Kogyo Co., Ltd.	6,900	36,739
Taikisha, Ltd.	10,800	291,088
Taiko Bank, Ltd. (The)	1,500	12,074
Taisei Corp.	44,100	1,494,668
Taisei Lamick Co., Ltd.	1,700	35,782
Taiyo Holdings Co., Ltd.	19,700	353,881
Taiyo Yuden Co., Ltd.	58,400	1,775,610
Takamatsu Construction Group Co., Ltd.	6,600	106,878
Takamiya Co., Ltd.	11,200	36,356
Takaoka Toko Co., Ltd.	3,380	50,564
Takara & Co., Ltd.	2,800	48,817
Takara Bio, Inc.	9,000	113,091
Takara Holdings, Inc.	72,500	569,181
Takara Standard Co., Ltd.	14,500	174,854
Takasago International Corp.	6,100	115,984
Takasago Thermal Engineering Co., Ltd.	20,500	342,658
Takashima & Co., Ltd.	1,600	33,501
Takashimaya Co., Ltd.	156,600	2,304,751
Takasho Co., Ltd.	2,200	11,278
Take And Give Needs Co., Ltd.	4,000	40,069
TAKEBISHI Corp.	3,900	48,891
Takeda Pharmaceutical Co., Ltd.	205,608	6,813,082
Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,264	87,330
Takemoto Yohki Co., Ltd.	3,400	21,599
Takeuchi Manufacturing Co., Ltd.	15,900	433,217
Takisawa Machine Tool Co., Ltd.	2,300	22,600
Takuma Co., Ltd.	15,800	164,307
Tama Home Co., Ltd.	22,800	622,054
Tamron Co., Ltd.	9,100	220,541
Tamura Corp.	59,700	339,352
#*Tanaka Chemical Corp.	1,400	13,582
Tanseisha Co., Ltd.	10,300	60,969
Tatsuta Electric Wire and Cable Co., Ltd.	17,800	93,467
Tayca Corp.	6,500	57,713
Tazmo Co., Ltd.	3,300	43,963
TBK Co., Ltd.	9,700	19,519
TDC Soft, Inc.	6,500	69,934
TDK Corp.	166,700	5,686,641
TDK Corp., ADR	21,036	727,215
TechMatrix Corp.	18,600	220,744
*TECHNO HORIZON Co., Ltd.	4,700	15,705
TechnoPro Holdings, Inc.	66,700	1,812,433
Tecnos Japan, Inc.	4,000	16,304
Teijin, Ltd.	139,100	1,545,612
Teikoku Electric Manufacturing Co., Ltd.	4,400	77,327
Tekken Corp.	4,900	69,381
Temairazu, Inc.	500	17,809
Tenma Corp.	2,500	42,871

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tenpos Holdings Co., Ltd.	800	$14,882
Terasaki Electric Co., Ltd.	800	8,607
Terumo Corp.	28,600	851,919
*Tess Holdings Co., Ltd.	6,700	58,702
T-Gaia Corp.	7,800	95,549
THK Co., Ltd.	31,300	696,501
TIS, Inc.	56,100	1,532,641
TKC Corp.	8,400	226,093
Toa Corp.	8,500	183,839
TOA ROAD Corp.	4,800	152,638
Tobishima Corp.	10,210	85,330
Tobu Railway Co., Ltd.	17,600	447,868
Tocalo Co., Ltd.	35,700	332,971
Tochigi Bank, Ltd. (The)	40,300	81,686
Toda Corp.	111,700	650,520
*Toda Kogyo Corp.	2,100	38,001
#Toei Animation Co., Ltd.	2,000	202,255
Toell Co., Ltd.	2,100	11,737
Toenec Corp.	5,100	129,780
Togami Electric Manufacturing Co., Ltd.	800	10,634
Toho Bank, Ltd. (The)	191,000	314,207
Toho Co., Ltd.	3,800	66,392
Toho Co., Ltd.	4,100	162,296
Toho Gas Co., Ltd.	24,400	455,512
Toho Holdings Co., Ltd.	26,800	533,382
#Toho Titanium Co., Ltd.	32,100	475,730
Toho Zinc Co., Ltd.	8,900	120,854
Tohoku Bank, Ltd. (The)	4,000	28,730
*Tohoku Electric Power Co., Inc.	123,300	633,863
Tokai Carbon Co., Ltd.	263,800	2,379,072
Tokai Corp.	10,500	158,003
TOKAI Holdings Corp.	59,200	383,899
Tokai Lease Co., Ltd.	200	1,931
Tokai Rika Co., Ltd.	32,400	444,484
Tokai Tokyo Financial Holdings, Inc.	93,600	241,278
Tokio Marine Holdings, Inc.	226,800	4,530,503
Tokushu Tokai Paper Co., Ltd.	4,200	91,178
Tokuyama Corp.	47,000	761,789
Tokyo Base Co., Ltd.	6,600	21,666
*Tokyo Electric Power Co. Holdings, Inc.	383,488	1,371,561
Tokyo Electron Device, Ltd.	4,200	239,048
Tokyo Electron, Ltd.	37,400	4,255,962
Tokyo Gas Co., Ltd.	58,300	1,194,986
Tokyo Individualized Educational Institute, Inc.	14,100	56,228
Tokyo Keiki, Inc.	5,500	48,713
Tokyo Kiraboshi Financial Group, Inc.	27,112	547,158
Tokyo Ohka Kogyo Co., Ltd.	9,800	507,399
Tokyo Rakutenchi Co., Ltd.	1,400	43,440
Tokyo Rope Manufacturing Co., Ltd.	5,300	44,956
Tokyo Sangyo Co., Ltd.	9,500	59,443
Tokyo Seimitsu Co., Ltd.	21,000	771,123
*Tokyo Steel Manufacturing Co., Ltd.	40,600	405,806
Tokyo Tatemono Co., Ltd.	106,300	1,338,069
Tokyo Tekko Co., Ltd.	3,000	40,715
Tokyo Theatres Co., Inc.	3,800	31,759
Tokyotokeiba Co., Ltd.	7,100	223,170
Tokyu Construction Co., Ltd.	72,100	380,714
Tokyu Corp.	52,900	745,142

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tokyu Fudosan Holdings Corp.	631,525	$3,186,264
Toli Corp.	21,200	43,283
Tomato Bank, Ltd.	3,500	26,398
Tomen Devices Corp.	1,600	66,038
Tomoe Engineering Co., Ltd.	3,600	64,378
Tomoku Co., Ltd.	7,000	81,893
TOMONY Holdings, Inc.	149,800	404,850
Tomy Co., Ltd.	64,100	721,663
Tonami Holdings Co., Ltd.	2,700	91,411
Topcon Corp.	140,900	1,988,836
Topre Corp.	28,000	281,511
Topy Industries, Ltd.	9,700	132,786
Toray Industries, Inc.	425,800	2,400,666
Torex Semiconductor, Ltd.	4,100	67,628
Toridoll Holdings Corp.	33,300	707,501
Torishima Pump Manufacturing Co., Ltd.	8,300	96,005
Tosei Corp.	21,800	258,401
Toshiba Corp.	12,700	410,384
Toshiba TEC Corp.	12,900	372,320
Tosho Co., Ltd.	3,100	31,031
Tosoh Corp.	110,600	1,470,984
Totech Corp.	2,900	91,048
Totetsu Kogyo Co., Ltd.	16,700	332,491
TOTO, Ltd.	13,700	467,348
#Tottori Bank, Ltd. (The)	4,000	34,517
Towa Bank, Ltd. (The)	15,900	65,041
Towa Corp.	33,700	502,660
Towa Pharmaceutical Co., Ltd.	17,100	243,129
Toyo Construction Co., Ltd.	48,800	348,712
Toyo Denki Seizo KK	2,600	19,476
*Toyo Engineering Corp.	15,600	66,220
#Toyo Gosei Co., Ltd.	1,400	79,169
Toyo Ink SC Holdings Co., Ltd.	17,600	283,068
Toyo Kanetsu KK	4,300	85,612
Toyo Logistics Co., Ltd.	6,800	14,033
Toyo Machinery & Metal Co., Ltd.	7,600	35,666
Toyo Seikan Group Holdings, Ltd.	50,000	703,191
Toyo Suisan Kaisha, Ltd.	8,700	387,831
Toyo Tanso Co., Ltd.	8,200	236,669
Toyo Tire Corp.	87,700	1,036,955
Toyo Wharf & Warehouse Co., Ltd.	2,200	23,605
Toyobo Co., Ltd.	70,200	527,409
Toyoda Gosei Co., Ltd.	36,000	612,052
Toyota Boshoku Corp.	37,900	595,367
Toyota Motor Corp.	1,502,700	20,493,621
#Toyota Motor Corp., Sponsored ADR	12,541	1,722,256
Toyota Tsusho Corp.	70,800	2,916,961
Traders Holdings Co., Ltd.	3,120	10,998
Trancom Co., Ltd.	4,800	240,414
Transaction Co., Ltd.	4,200	52,930
*Transcosmos, Inc.	10,900	253,358
TRE Holdings Corp.	27,044	235,554
Treasure Factory Co., Ltd.	4,100	52,031
Trend Micro, Inc.	28,200	1,371,013
Trenders, Inc.	2,600	25,682
Tri Chemical Laboratories, Inc.	21,100	338,431
Trusco Nakayama Corp.	21,900	378,443
Tsubaki Nakashima Co., Ltd.	34,500	239,180

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tsubakimoto Chain Co.	12,400	$305,526
Tsubakimoto Kogyo Co., Ltd.	1,500	45,606
Tsugami Corp.	60,800	626,910
Tsukada Global Holdings, Inc.	10,100	33,008
Tsukishima Kikai Co., Ltd.	11,000	88,782
Tsukuba Bank, Ltd.	35,900	55,630
Tsumura & Co.	24,900	503,248
Tsuruha Holdings, Inc.	16,800	1,096,846
Tsuzuki Denki Co., Ltd.	3,600	40,715
UACJ Corp.	22,590	447,769
UBE Corp.	86,520	1,367,393
Ubicom Holdings, Inc.	2,100	33,328
Uchida Yoko Co., Ltd.	4,500	170,528
ULS Group, Inc.	400	9,283
Ultrafabrics Holdings Co., Ltd.	1,400	21,797
Ulvac, Inc.	25,900	1,019,528
Unicharm Corp.	33,900	1,363,320
Union Tool Co.	2,100	50,046
Unipres Corp.	27,000	186,788
United Arrows, Ltd.	7,700	111,854
United Super Markets Holdings, Inc.	34,500	297,709
UNITED, Inc.	4,700	43,491
*Unitika, Ltd.	39,400	62,790
*Universal Entertainment Corp.	13,300	278,669
Urbanet Corp Co., Ltd.	14,900	36,220
Usen-Next Holdings Co., Ltd.	7,200	160,746
Ushio, Inc.	43,000	532,428
USS Co., Ltd.	54,600	913,442
UT Group Co., Ltd.	26,300	499,288
*UUUM Co., Ltd.	2,000	9,048
V Technology Co., Ltd.	5,800	128,638
Valor Holdings Co., Ltd.	22,100	337,104
Valqua, Ltd.	8,100	202,849
Value HR Co., Ltd.	6,400	70,926
ValueCommerce Co., Ltd.	9,900	95,390
#Valuence Holdings, Inc.	2,100	34,932
#V-Cube, Inc.	8,800	33,542
Vector, Inc.	15,500	145,592
Vertex Corp.	9,060	90,756
*Village Vanguard Co., Ltd.	2,800	21,612
VINX Corp.	2,700	26,710
*Vision, Inc.	12,100	150,978
*Visional, Inc.	6,500	338,927
Vital KSK Holdings, Inc.	22,900	164,142
VT Holdings Co., Ltd.	70,000	274,006
Wacoal Holdings Corp.	19,200	371,549
Wacom Co., Ltd.	80,200	404,637
Wakachiku Construction Co., Ltd.	5,800	182,947
Wakita & Co., Ltd.	16,500	167,345
Warabeya Nichiyo Holdings Co., Ltd.	8,500	139,643
Waseda Academy Co., Ltd.	3,100	31,372
Watahan & Co., Ltd.	8,400	88,155
*Watts Co., Ltd.	4,500	23,167
WDB Holdings Co., Ltd.	4,100	61,004
Weathernews, Inc.	1,700	84,897
*Welbe, Inc.	2,900	14,461
Welcia Holdings Co., Ltd.	18,700	390,851
Wellnet Corp.	2,400	12,003

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*West Holdings Corp.	12,524	$297,085
West Japan Railway Co.	21,100	912,864
Will Group, Inc.	6,200	48,356
*WingArc1st, Inc.	6,800	110,366
WIN-Partners Co., Ltd.	5,000	37,565
Wood One Co., Ltd.	3,700	32,417
Workman Co., Ltd.	3,300	134,264
World Co., Ltd.	8,100	90,241
World Holdings Co., Ltd.	4,300	86,938
Wowow, Inc.	4,300	41,337
Xebio Holdings Co., Ltd.	11,100	98,230
Yachiyo Industry Co., Ltd.	5,600	50,216
Yahagi Construction Co., Ltd.	13,000	82,011
Yakult Honsha Co., Ltd.	5,000	375,647
YAKUODO Holdings Co., Ltd.	5,000	90,993
YAMABIKO Corp.	19,800	194,997
YAMADA Consulting Group Co., Ltd.	5,200	58,162
Yamada Holdings Co., Ltd.	465,140	1,619,185
Yamae Group Holdings Co., Ltd.	2,500	39,823
Yamagata Bank, Ltd. (The)	12,500	98,685
Yamaguchi Financial Group, Inc.	159,900	975,852
Yamaha Corp.	4,800	187,890
Yamaha Motor Co., Ltd.	126,500	3,251,570
Yamaichi Electronics Co., Ltd.	11,400	150,281
YA-MAN, Ltd.	24,100	207,257
Yamanashi Chuo Bank, Ltd. (The)	16,900	140,249
Yamashin-Filter Corp.	9,400	23,333
Yamatane Corp.	4,600	57,059
Yamato Holdings Co., Ltd.	48,200	826,195
Yamaura Corp.	1,900	17,289
Yamaya Corp.	2,500	49,278
Yamazaki Baking Co., Ltd.	43,600	584,365
Yamazen Corp.	23,800	183,702
Yaoko Co., Ltd.	8,800	460,148
Yashima Denki Co., Ltd.	7,200	68,211
Yaskawa Electric Corp.	35,400	1,432,483
#Yasunaga Corp.	4,700	35,622
YE DIGITAL Corp.	4,300	14,526
Yellow Hat, Ltd.	16,500	233,871
Yokogawa Bridge Holdings Corp.	19,600	319,266
Yokogawa Electric Corp.	27,200	439,267
Yokohama Rubber Co., Ltd. (The)	69,700	1,504,412
Yokorei Co., Ltd.	22,500	180,443
Yokowo Co., Ltd.	12,900	189,665
Yondenko Corp.	4,000	57,313
Yondoshi Holdings, Inc.	5,700	74,303
Yonex Co., Ltd.	6,400	76,049
Yorozu Corp.	8,700	57,376
Yoshinoya Holdings Co., Ltd.	22,900	422,464
Yotai Refractories Co., Ltd.	8,000	85,250
Yuasa Trading Co., Ltd.	7,300	210,961
Yuken Kogyo Co., Ltd.	1,600	23,983
Yukiguni Maitake Co., Ltd.	7,900	59,004
Yurtec Corp.	15,400	93,080
Yushin Precision Equipment Co., Ltd.	4,800	27,919
Z Holdings Corp.	194,300	528,826
Zenrin Co., Ltd.	13,950	89,950
Zensho Holdings Co., Ltd.	41,837	1,325,793

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Zeon Corp.	69,900	$715,607
ZERIA Pharmaceutical Co., Ltd.	4,100	73,169
ZIGExN Co., Ltd.	17,500	64,646
ZOZO, Inc.	30,800	646,016
Zuiko Corp.	4,800	37,966

TOTAL JAPAN		834,986,745

KOREA, REPUBLIC OF — (3.8%)
*Able C&C Co., Ltd.	1,546	9,703
ABOV Semiconductor Co., Ltd.	4,867	36,328
*Abpro Bio Co., Ltd.	33,350	12,608
ADTechnology Co., Ltd.	2,279	30,854
Advanced Nano Products Co., Ltd.	930	103,534
Advanced Process Systems Corp.	7,528	114,180
Aekyung Industrial Co., Ltd.	1,241	19,935
Aekyung Petrochemical Co., Ltd.	5,684	64,340
*AeroSpace Technology of Korea, Inc.	7,617	22,651
AfreecaTV Co., Ltd.	5,579	323,052
*Agabang&Company	9,906	24,906
Ahnlab, Inc.	706	32,177
*Air Busan Co., Ltd.	6,399	17,618
AJ Networks Co., Ltd.	9,411	33,189
*Ajin Industrial Co., Ltd.	19,310	57,422
AK Holdings, Inc.	2,163	31,062
*Alteogen, Inc.	1,718	55,838
*ALUKO Co., Ltd.	14,854	34,849
*Amicogen, Inc.	872	11,030
*Amo Greentech Co., Ltd.	1,655	19,389
Amorepacific Corp.	1,447	133,305
#AMOREPACIFIC Group	10,872	297,307
*Amotech Co., Ltd.	2,413	29,658
*Anam Electronics Co., Ltd.	26,032	39,095
*Ananti, Inc.	20,033	93,998
*Anapass, Inc.	589	8,084
*Anterogen Co., Ltd.	556	7,827
*Apact Co., Ltd.	8,469	17,243
*APS, Inc.	6,201	52,123
APTC Co., Ltd.	7,146	61,935
Asia Cement Co., Ltd.	9,600	76,605
ASIA Holdings Co., Ltd.	566	58,571
Asia Paper Manufacturing Co., Ltd.	2,188	57,463
Atec Co., Ltd.	1,889	12,674
Aurora World Corp.	2,222	12,883
Autech Corp.	5,453	23,631
Avaco Co., Ltd.	3,386	42,856
Baiksan Co., Ltd.	6,645	39,421
*Barunson Entertainment & Arts Corp.	16,660	10,469
BGF retail Co., Ltd.	2,200	306,724
BH Co., Ltd.	17,123	294,893
*BHI Co., Ltd.	2,415	13,136
*Binex Co., Ltd.	2,336	16,232
Binggrae Co., Ltd.	3,201	106,309
*Bioneer Corp.	2,239	97,195
*BioSmart Co., Ltd.	2,999	7,170
BIT Computer Co., Ltd.	2,385	10,086
BNK Financial Group, Inc.	91,338	453,141
Boditech Med, Inc.	7,056	60,944
BoKwang Industry Co., Ltd.	3,616	18,318
Bookook Securities Co., Ltd.	1,282	19,052

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Boryung	9,276	$60,158
*Bukwang Pharmaceutical Co., Ltd.	3,720	22,235
BYC Co., Ltd.	113	39,555
Byucksan Corp.	23,697	37,093
*Cafe24 Corp.	1,635	10,799
Caregen Co., Ltd.	491	77,957
*Carelabs Co., Ltd.	2,443	13,270
Celltrion Healthcare Co., Ltd.	1,698	88,046
*Celltrion Pharm, Inc.	1,392	84,868
Celltrion, Inc.	9,846	1,181,461
*Chabiotech Co., Ltd.	5,746	55,640
Changhae Ethanol Co., Ltd.	2,313	17,645
Cheil Worldwide, Inc.	22,131	305,740
Chemtronics Co., Ltd.	3,658	60,538
*ChinHung International, Inc.	24,728	22,892
Chips&Media, Inc.	849	13,638
*Choil Aluminum Co., Ltd.	21,104	47,462
Chong Kun Dang Pharmaceutical Corp.	1,923	121,696
Chongkundang Holdings Corp.	1,416	53,640
*Chorokbaem Media Co., Ltd.	8,222	55,104
Chunbo Co., Ltd.	284	41,102
*CJ CGV Co., Ltd.	1,509	17,239
CJ CheilJedang Corp.	4,985	1,152,763
CJ Corp.	8,526	582,882
CJ Freshway Corp.	2,777	59,030
CJ Logistics Corp.	3,366	193,902
CKD Bio Corp.	418	7,886
Classys, Inc.	5,637	99,818
*Com2uS Holdings Corp.	1,501	48,560
*Comtec Systems Co., Ltd.	49,083	28,348
*Coreana Cosmetics Co., Ltd.	9,072	19,962
*Cosmax, Inc.	4,378	252,527
*Cosmecca Korea Co., Ltd.	891	6,171
*CosmoAM&T Co., Ltd.	2,450	319,430
*Cosmochemical Co., Ltd.	2,151	93,536
Coway Co., Ltd.	23,641	866,401
Creas F&C Co., Ltd.	872	11,767
Creverse, Inc.	2,384	31,759
Crown Confectionery Co., Ltd.	1,955	11,978
*CrystalGenomics, Inc.	4,872	10,957
CS Wind Corp.	2,151	121,179
Cuckoo Holdings Co., Ltd.	3,842	44,207
Cuckoo Homesys Co., Ltd.	3,448	65,693
*Curexo, Inc.	1,957	15,280
*Curo Co., Ltd.	28,573	13,193
Cymechs, Inc.	1,812	16,842
*D&C Media Co., Ltd.	524	7,360
D.I Corp.	6,112	30,825
*DA Technology Co., Ltd.	2,860	9,840
Dae Hwa Pharmaceutical Co., Ltd.	1,708	11,587
*Dae Won Chemical Co., Ltd.	6,000	10,804
Dae Won Kang Up Co., Ltd.	16,250	49,233
*Daea TI Co., Ltd.	6,279	14,168
*Daebo Magnetic Co., Ltd.	858	39,746
Daechang Co., Ltd.	31,547	33,352
Daedong Corp.	11,078	87,571
Daeduck Electronics Co., Ltd.	54,980	885,250
Daehan New Pharm Co., Ltd.	3,538	22,839

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Daehan Steel Co., Ltd.	3,914	$38,514
*Dae-Il Corp.	4,848	18,184
Daejoo Electronic Materials Co., Ltd.	1,407	103,338
Daejung Chemicals & Metals Co., Ltd.	1,255	15,087
Daesang Corp.	13,274	192,802
Daesang Holdings Co., Ltd.	7,797	44,799
*»Daesung Eltec Co., Ltd.	21,904	10,049
Daesung Holdings Co., Ltd.	711	18,088
*Daesung Industrial Co., Ltd.	8,078	24,082
*Daewon Cable Co., Ltd.	7,277	6,285
Daewon Media Co., Ltd.	2,936	33,234
Daewon Pharmaceutical Co., Ltd.	4,842	53,434
*Daewoo Engineering & Construction Co., Ltd.	116,997	368,457
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,685	195,017
Daewoong Co., Ltd.	4,799	53,533
Daewoong Pharmaceutical Co., Ltd.	657	54,194
Daihan Pharmaceutical Co., Ltd.	2,757	57,575
Daishin Securities Co., Ltd.	16,973	170,313
*Danal Co., Ltd.	12,105	37,263
Daol Investment & Securities Co., Ltd.	37,533	93,524
*Dasan Networks, Inc.	11,303	30,023
*Dawonsys Co., Ltd.	3,997	36,434
*Dayou Automotive Seat Technology Co., Ltd.	36,739	17,568
DB Financial Investment Co., Ltd.	13,364	40,340
DB HiTek Co., Ltd.	21,272	961,563
DB Insurance Co., Ltd.	47,584	2,986,444
*Dentis Co., Ltd.	2,335	17,272
Dentium Co., Ltd.	3,272	351,794
Deutsch Motors, Inc.	10,999	48,075
Device ENG Co., Ltd.	2,083	27,236
*Dexter Studios Co., Ltd.	1,345	10,813
DGB Financial Group, Inc.	85,446	437,317
DI Dong Il Corp.	8,405	130,308
Digital Daesung Co., Ltd.	3,207	14,760
*DIO Corp.	3,582	79,487
DL Holdings Co., Ltd.	6,252	230,993
DMS Co., Ltd.	8,142	38,264
DNF Co., Ltd.	1,073	13,324
Dohwa Engineering Co., Ltd.	3,658	22,357
Dong-A Hwasung Co., Ltd.	1,280	8,741
Dong-A Socio Holdings Co., Ltd.	1,707	105,476
Dong-A ST Co., Ltd.	2,765	113,005
Dong-Ah Geological Engineering Co., Ltd.	5,490	50,330
*Dongbang Transport Logistics Co., Ltd.	16,699	27,075
Dongjin Semichem Co., Ltd.	20,309	446,877
Dongkoo Bio & Pharma Co., Ltd.	2,349	10,495
DongKook Pharmaceutical Co., Ltd.	9,102	102,350
Dongkuk Industries Co., Ltd.	21,222	114,165
Dongkuk Steel Mill Co., Ltd.	40,135	358,048
*Dongkuk Structures & Construction Co., Ltd.	3,797	12,483
Dongsuh Cos., Inc.	2,107	30,242
Dongsung Chemical Co., Ltd.	9,418	32,545
Dongsung Finetec Co., Ltd.	9,210	77,553
*Dongwha Enterprise Co., Ltd.	1,042	38,460
Dongwha Pharm Co., Ltd.	14,952	93,618
Dongwon Development Co., Ltd.	15,873	41,687
Dongwon F&B Co., Ltd.	3,730	85,140
#Dongwon Industries Co., Ltd.	4,800	166,587

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Dongwon Systems Corp.	2,248	$72,056
Doosan Bobcat, Inc.	16,743	640,497
Doosan Co., Ltd.	3,262	227,151
*Doosan Enerbility Co., Ltd.	35,421	441,704
*Doosan Fuel Cell Co., Ltd.	3,846	85,920
Doosan Tesna, Inc.	7,375	196,167
DoubleUGames Co., Ltd.	5,898	199,626
Douzone Bizon Co., Ltd.	6,665	151,636
*Dream Security Co., Ltd.	9,336	20,403
Dreamtech Co., Ltd.	12,336	88,667
Drgem Corp.	1,507	12,611
*DSK Co., Ltd.	4,393	16,674
*Duck Yang Industry Co., Ltd.	6,472	27,515
*Duk San Neolux Co., Ltd.	3,707	120,206
*Duksan Hi-Metal Co., Ltd.	3,692	15,530
DY Corp.	8,114	33,040
DY POWER Corp.	5,033	44,148
*E Investment&Development Co., Ltd.	33,589	68,764
E1 Corp.	979	34,818
Eagon Industrial, Ltd.	2,793	15,401
Easy Bio, Inc.	11,835	37,670
Easy Holdings Co., Ltd.	19,205	45,128
eBEST Investment & Securities Co., Ltd.	10,646	34,402
Echo Marketing, Inc.	6,532	54,271
*Eco&Dream Co., Ltd.	532	14,489
*EcoBio Holdings Co., Ltd.	2,982	13,569
Ecoplastic Corp.	15,825	72,598
Ecopro BM Co., Ltd.	4,363	870,383
#Ecopro Co., Ltd.	1,454	793,051
Ecopro HN Co., Ltd.	8,626	430,527
e-Credible Co., Ltd.	1,366	16,391
Elentec Co., Ltd.	25,169	243,528
E-MART, Inc.	5,911	431,047
*EMKOREA Co., Ltd.	2,736	5,765
EM-Tech Co., Ltd.	4,435	90,960
ENF Technology Co., Ltd.	5,518	84,930
*Enzychem Lifesciences Corp.	37,690	50,548
Eo Technics Co., Ltd.	1,476	95,944
Estechpharma Co., Ltd.	2,767	15,567
*Eubiologics Co., Ltd.	2,236	12,012
Eugene Investment & Securities Co., Ltd.	30,725	57,965
Eugene Technology Co., Ltd.	5,115	110,257
*E-World	9,343	10,129
Exicon Co., Ltd.	1,852	12,952
F&F Co., Ltd.	5,170	544,658
F&F Holdings Co., Ltd.	441	7,018
Farmsco	6,877	18,292
FarmStory Co., Ltd.	14,968	21,741
Fasoo Co., Ltd.	1,755	10,228
Fila Holdings Corp.	25,698	703,700
*Fine M-Tec Co., Ltd.	2,464	18,300
Fine Semitech Corp.	5,871	95,847
Fine Technix Co., Ltd.	1,340	2,223
#Foosung Co., Ltd.	24,217	243,726
Gabia, Inc.	4,066	35,453
*GAEASOFT	1,822	9,870
Gaon Cable Co., Ltd.	2,089	25,301
*GemVax & Kael Co., Ltd.	1,717	17,832

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Gemvaxlink Co., Ltd.	31,181	$33,664
*Genexine, Inc.	4,247	38,332
*Genie Music Corp.	2,731	7,754
*GenNBio, Inc.	16,371	13,822
GENOLUTION, Inc.	5,534	22,783
Genoray Co., Ltd.	1,990	11,657
Global Standard Technology Co., Ltd.	2,520	47,824
GMB Korea Corp.	5,922	21,393
GOLFZON Co., Ltd.	1,980	164,951
Gradiant Corp.	3,397	36,041
*Grand Korea Leisure Co., Ltd.	3,159	43,240
Green Chemical Co., Ltd.	2,348	18,561
Green Cross Corp.	712	65,753
Green Cross Holdings Corp.	8,476	98,794
GS Engineering & Construction Corp.	31,483	508,094
*GS Global Corp.	16,011	36,965
GS Holdings Corp.	32,550	965,507
GS Retail Co., Ltd.	20,176	400,987
Gwangju Shinsegae Co., Ltd.	1,055	25,973
Hae In Corp.	3,320	15,082
HAESUNG DS Co., Ltd.	5,677	197,872
Haesung Industrial Co., Ltd.	1,840	12,717
Haitai Confectionery & Foods Co., Ltd.	4,559	19,620
Han Kuk Carbon Co., Ltd.	12,747	109,050
Hana Financial Group, Inc.	47,280	1,481,916
Hana Materials, Inc.	3,946	125,450
#Hana Micron, Inc.	16,148	183,873
Hana Pharm Co., Ltd.	1,618	17,590
*Hanall Biopharma Co., Ltd.	2,730	41,815
HanChang Paper Co., Ltd.	28,019	28,387
*Hancom, Inc.	5,157	54,560
Handok, Inc.	3,605	41,157
Handsome Co., Ltd.	7,446	138,806
Hanil Cement Co., Ltd.	9,635	89,842
Hanil Holdings Co., Ltd.	6,138	51,639
Hanil Hyundai Cement Co., Ltd.	1,484	19,027
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,636	13,544
Hanjin Kal Corp.	460	13,593
Hanjin Transportation Co., Ltd.	6,385	94,935
Hankook Shell Oil Co., Ltd.	303	52,183
Hankook Tire & Technology Co., Ltd.	31,000	799,088
Hanmi Pharm Co., Ltd.	1,268	306,010
Hanmi Science Co., Ltd.	462	15,119
Hanmi Semiconductor Co., Ltd.	17,322	265,965
HanmiGlobal Co., Ltd.	2,183	58,718
Hanon Systems	41,005	280,944
#Hansae Co., Ltd.	7,974	100,926
Hansae Yes24 Holdings Co., Ltd.	4,846	16,529
Hanshin Construction Co., Ltd.	4,668	26,891
Hanshin Machinery Co.	5,751	25,824
Hansol Chemical Co., Ltd.	2,937	487,159
Hansol Holdings Co., Ltd.	18,532	42,924
Hansol HomeDeco Co., Ltd.	24,463	18,826
*Hansol IONES Co., Ltd.	2,692	15,809
Hansol Logistics Co., Ltd.	14,713	32,539
Hansol Paper Co., Ltd.	17,915	151,924
Hansol Technics Co., Ltd.	13,704	59,899
Hanssem Co., Ltd.	1,642	54,778

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hanwha Aerospace Co., Ltd.	8,382	$643,179
Hanwha Corp.	17,230	348,874
*Hanwha Galleria Co., Ltd.	16,813	21,657
*Hanwha General Insurance Co., Ltd.	41,493	140,749
*Hanwha Investment & Securities Co., Ltd.	61,708	126,791
*Hanwha Life Insurance Co., Ltd.	111,893	207,333
*Hanwha Solutions Corp.	14,909	534,135
Hanyang Eng Co., Ltd.	5,129	56,640
Hanyang Securities Co., Ltd.	5,778	37,861
Harim Co., Ltd.	24,641	56,705
Harim Holdings Co., Ltd.	22,191	155,357
HB Technology Co., Ltd.	25,942	47,100
HD Hyundai Co., Ltd.	12,583	556,570
HD Hyundai Construction Equipment Co., Ltd.	6,207	314,895
HD Hyundai Electric Co., Ltd.	3,722	140,715
HD Hyundai Infracore Co., Ltd.	69,656	513,156
HDC Hyundai Engineering Plastics Co., Ltd.	4,140	14,956
*Helixmith Co., Ltd.	1,940	12,437
*Heung-A Shipping Co., Ltd.	11,732	11,448
*Heungkuk Fire & Marine Insurance Co., Ltd.	21,130	52,888
*HFR, Inc.	6,052	121,863
HIMS Co., Ltd.	2,899	13,863
Hite Jinro Co., Ltd.	12,124	201,553
Hitejinro Holdings Co., Ltd.	5,272	36,121
*HJ Magnolia Yongpyong Hotel & Resort Corp.	14,256	31,529
*HJ Shipbuilding & Construction Co., Ltd.	6,658	18,083
HL D&I Halla Corp.	14,134	26,348
HL Holdings Corp.	5,006	123,991
HL Mando Co., Ltd.	17,922	619,316
*HLB Global Co., Ltd.	1,951	8,440
*HLB Life Science CO LTD	7,588	60,663
*HLB, Inc.	4,074	107,603
HMM Co., Ltd.	120,727	1,840,131
Home Center Holdings Co., Ltd.	19,426	19,812
*Homecast Co., Ltd.	5,594	17,345
Hotel Shilla Co., Ltd.	10,155	618,375
HS Industries Co., Ltd.	33,630	92,467
*HSD Engine Co., Ltd.	7,735	44,905
*Hugel, Inc.	816	69,138
*Humasis Co., Ltd.	8,193	17,997
*Humax Co., Ltd.	12,702	35,257
Humedix Co., Ltd.	667	14,103
*Huneed Technologies	2,598	12,540
Huons Co., Ltd.	3,421	83,710
Huons Global Co., Ltd.	2,432	36,796
Husteel Co., Ltd.	41,331	193,932
Huvis Corp.	6,198	21,047
Huvitz Co., Ltd.	2,888	35,517
Hwa Shin Co., Ltd.	8,562	88,025
*Hwail Pharm Co., Ltd.	14,124	21,897
Hwaseung Enterprise Co., Ltd.	5,647	33,501
*HYBE Co., Ltd.	171	34,496
Hyosung Advanced Materials Corp.	1,295	375,902
*Hyosung Chemical Corp.	922	73,366
Hyosung Corp.	2,284	112,459
*Hyosung Heavy Industries Corp.	1,861	109,152
Hyosung TNC Corp.	1,369	385,619
HyosungITX Co., Ltd.	1,138	10,781

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Hyulim ROBOT Co., Ltd.	13,285	$19,435
Hyundai Autoever Corp.	225	20,644
Hyundai Bioland Co., Ltd.	1,881	17,104
Hyundai BNG Steel Co., Ltd.	4,074	49,220
Hyundai Department Store Co., Ltd.	7,358	284,226
Hyundai Elevator Co., Ltd.	8,328	208,449
Hyundai Energy Solutions Co., Ltd.	2,217	69,820
Hyundai Engineering & Construction Co., Ltd.	27,031	828,057
Hyundai Ezwel Co., Ltd.	3,258	16,017
Hyundai Glovis Co., Ltd.	8,347	1,020,923
Hyundai Home Shopping Network Corp.	2,761	99,432
*Hyundai Livart Furniture Co., Ltd.	5,239	30,454
Hyundai Marine & Fire Insurance Co., Ltd.	39,665	1,112,837
*Hyundai Mipo Dockyard Co., Ltd.	1,309	71,788
Hyundai Motor Co.	13,883	2,048,635
Hyundai Motor Securities Co., Ltd.	9,464	63,216
*Hyundai Rotem Co., Ltd.	6,598	162,189
Hyundai Steel Co.	81,483	2,219,109
#Hyundai Wia Corp.	16,884	706,444
HyVision System, Inc.	3,080	40,594
*iA, Inc.	22,640	10,082
ICD Co., Ltd.	7,716	70,219
*Icure Pharm, Inc.	2,008	4,486
Iljin Electric Co., Ltd.	9,458	49,396
Iljin Holdings Co., Ltd.	9,856	33,433
Iljin Materials Co., Ltd.	842	37,872
Iljin Power Co., Ltd.	1,996	19,522
Ilyang Pharmaceutical Co., Ltd.	2,041	26,199
iMarketKorea, Inc.	8,008	59,115
InBody Co., Ltd.	4,508	93,299
Incross Co., Ltd.	1,327	14,823
Industrial Bank of Korea	96,665	726,576
*Inhwa Precision Co., Ltd.	794	6,087
Innocean Worldwide, Inc.	3,075	91,901
InnoWireless Co., Ltd.	851	17,231
#Innox Advanced Materials Co., Ltd.	6,610	217,304
*Inscobee, Inc.	8,316	8,699
*Insun ENT Co., Ltd.	6,974	42,728
Intekplus Co., Ltd.	3,754	56,041
Intellian Technologies, Inc.	308	15,764
Intelligent Digital Integrated Security Co., Ltd.	1,054	17,916
*Interflex Co., Ltd.	3,448	24,886
Interojo Co., Ltd.	2,158	57,400
*iNtRON Biotechnology, Inc.	913	5,287
Inzi Controls Co., Ltd.	3,370	21,528
IS Dongseo Co., Ltd.	6,779	187,658
ISC Co., Ltd.	4,876	143,176
i-SENS, Inc.	5,148	65,735
»ISU Chemical Co., Ltd.	6,117	189,671
IsuPetasys Co., Ltd.	41,726	289,937
*Jaeyoung Solutec Co., Ltd.	18,171	10,698
*Jahwa Electronics Co., Ltd.	3,600	83,249
JASTECH, Ltd.	2,126	13,978
JB Financial Group Co., Ltd.	75,507	471,637
JC Chemical Co., Ltd.	6,117	34,918
JC Hyun System, Inc.	3,025	9,549
Jeil Pharmaceutical Co., Ltd.	554	7,637
*Jeju Semiconductor Corp.	10,800	37,401

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Jinsung T.E.C.	6,911	$59,433
JLS Co., Ltd.	5,065	27,247
JNK Heaters Co., Ltd.	6,208	28,387
*JNTC Co., Ltd.	7,362	45,270
*JoyCity Corp.	5,025	14,718
JS Corp.	1,960	18,496
Jungdawn Co., Ltd.	6,535	11,108
#Jusung Engineering Co., Ltd.	18,864	220,578
JVM Co., Ltd.	902	13,647
JW Holdings Corp.	17,510	42,061
JW Life Science Corp.	2,832	24,884
JW Pharmaceutical Corp.	4,348	73,744
JYP Entertainment Corp.	9,005	606,882
Kakao Corp.	2,675	116,122
*Kakao Games Corp.	2,926	88,213
*»Kanglim Co., Ltd.	21,474	16,141
Kangnam Jevisco Co., Ltd.	1,293	23,476
Kangwon Land, Inc.	9,407	132,839
KAON Group Co., Ltd.	5,628	30,528
KB Financial Group, Inc.	114,118	4,220,593
KB Financial Group, Inc., Sponsored ADR	10,567	394,043
KC Tech Co., Ltd.	4,198	58,780
KCC Glass Corp.	4,608	158,202
KCTC	9,735	30,404
KEC Corp.	14,129	23,700
*Kencoa Aerospace Co.	1,730	21,030
KEPCO Plant Service & Engineering Co., Ltd.	3,470	92,558
Keyang Electric Machinery Co., Ltd.	4,233	7,148
*KEYEAST Co., Ltd.	4,075	24,266
KG Chemical Corp.	7,316	208,810
KG DONGBUSTEEL	4,220	29,701
KG Eco Technology Service Co., Ltd.	6,785	81,264
Kginicis Co., Ltd.	24,003	218,796
KGMobilians Co., Ltd.	11,569	56,272
#KH Vatec Co., Ltd.	14,104	198,324
Kia Corp.	54,269	3,426,278
KINX, Inc.	1,250	50,900
KISWIRE, Ltd.	4,876	69,074
KIWOOM Securities Co., Ltd.	8,850	619,579
*KleanNara Co., Ltd.	13,123	26,670
KM Corp.	3,579	14,814
KMH Co., Ltd.	5,729	22,301
*KNW Co., Ltd.	1,600	14,549
Koentec Co., Ltd.	9,065	47,885
Koh Young Technology, Inc.	6,438	63,543
Kolmar BNH Co., Ltd.	5,147	85,758
Kolmar Korea Co., Ltd.	2,183	65,976
Kolon Corp.	3,082	46,746
Kolon Global Corp.	3,281	34,320
Kolon Industries, Inc.	20,428	652,493
*Kolon Mobility Group Corp.	1,088	3,341
Kolon Plastic, Inc.	3,939	29,166
KoMiCo, Ltd.	2,650	86,129
Kopla Co., Ltd.	2,448	13,901
Korea Aerospace Industries, Ltd.	5,613	229,821
Korea Arlico Pharm Co., Ltd.	2,877	14,252
Korea Cast Iron Pipe Industries Co., Ltd.	2,347	12,415
*Korea Circuit Co., Ltd.	7,946	83,177

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Korea District Heating Corp.	352	$7,311
*Korea Electric Power Corp.	8,427	117,615
Korea Electric Power Corp., Sponsored ADR	15,122	106,157
Korea Electric Terminal Co., Ltd.	2,571	117,754
Korea Electronic Power Industrial Development Co., Ltd.	4,546	26,731
Korea Flange Co., Ltd.	4,442	10,488
Korea Fuel-Tech Corp.	11,559	25,132
*Korea Gas Corp.	7,119	142,550
*Korea Information & Communications Co., Ltd.	1,965	15,254
Korea Investment Holdings Co., Ltd.	25,871	1,065,072
*Korea Line Corp.	107,559	165,550
Korea Parts & Fasteners Co., Ltd.	6,801	27,643
Korea Petrochemical Ind Co., Ltd.	3,549	384,493
Korea Petroleum Industries Co.	1,250	9,993
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	12,653	801,684
Korea United Pharm, Inc.	1,409	22,634
Korea Zinc Co., Ltd.	1,416	542,744
Korean Air Lines Co., Ltd.	74,857	1,278,005
Korean Drug Co., Ltd.	2,263	10,754
Korean Reinsurance Co.	50,061	283,145
*KOSES Co., Ltd.	2,037	15,372
*KPM Tech Co., Ltd.	31,771	13,507
KSS LINE, Ltd.	10,808	65,975
*Kt alpha Co., Ltd.	1,876	8,438
KT Corp., Sponsored ADR	10,532	119,012
KT Skylife Co., Ltd.	7,819	40,485
KT Submarine Co., Ltd.	1,746	8,480
KT&G Corp.	14,979	960,250
KTCS Corp.	14,078	37,183
Kukdo Chemical Co., Ltd.	1,651	54,215
*Kukdong Corp.	17,735	14,391
Kukdong Oil & Chemicals Co., Ltd.	10,092	27,371
*Kum Yang Co., Ltd.	1,585	79,108
*Kumho HT, Inc.	69,986	42,251
Kumho Petrochemical Co., Ltd.	17,455	1,778,887
#*Kumho Tire Co., Inc.	51,753	174,005
Kumkang Kind Co., Ltd.	7,285	27,542
Kwang Dong Pharmaceutical Co., Ltd.	18,138	78,195
Kyeryong Construction Industrial Co., Ltd.	6,236	79,581
Kyobo Securities Co., Ltd.	10,286	38,888
Kyongbo Pharmaceutical Co., Ltd.	1,786	8,607
Kyung Dong Navien Co., Ltd.	2,793	83,473
Kyungbang Co., Ltd.	6,447	50,867
*Kyungchang Industrial Co., Ltd.	16,657	28,749
KyungDong City Gas Co., Ltd.	601	9,632
Kyungdong Pharm Co., Ltd.	5,578	30,716
Kyung-In Synthetic Corp.	11,370	39,503
L&C Bio Co., Ltd.	2,103	48,238
L&F Co., Ltd.	2,264	448,267
*LabGenomics Co., Ltd.	51,912	230,005
#*Lake Materials Co., Ltd.	13,070	134,762
*LB Semicon, Inc.	24,397	144,370
Lee Ku Industrial Co., Ltd.	5,377	22,176
LEENO Industrial, Inc.	3,261	325,515
LG Chem, Ltd.	3,074	1,699,611
LG Corp.	13,421	876,416
*LG Display Co., Ltd.	190,572	2,113,037
#LG Display Co., Ltd., Sponsored ADR	108,133	607,707

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
LG Electronics, Inc.	80,295	$6,557,265
LG H&H Co., Ltd.	1,025	477,118
LG HelloVision Co., Ltd.	20,364	62,458
LG Innotek Co., Ltd.	13,044	2,577,808
LG Uplus Corp.	147,586	1,215,181
LIG Nex1 Co., Ltd.	4,009	234,537
Lion Chemtech Co., Ltd.	1,399	7,840
Lock&Lock Co., Ltd.	9,097	38,946
LOT Vacuum Co., Ltd.	3,162	36,336
Lotte Chemical Corp.	7,859	987,073
Lotte Chilsung Beverage Co., Ltd.	1,825	212,171
Lotte Corp.	8,725	182,531
Lotte Data Communication Co.	1,980	41,571
LOTTE Fine Chemical Co., Ltd.	14,399	659,488
LOTTE Himart Co., Ltd.	4,318	36,521
*Lotte Non-Life Insurance Co., Ltd.	41,650	48,235
Lotte Shopping Co., Ltd.	3,712	221,322
*Lotte Tour Development Co., Ltd.	2,748	22,421
Lotte Wellfood Co., Ltd.	1,382	109,350
LS Corp.	8,770	587,113
LS Electric Co., Ltd.	4,131	195,068
*Lumens Co., Ltd.	22,437	23,838
*LVMC Holdings	50,398	67,667
LX Hausys, Ltd.	8,988	275,335
LX INTERNATIONAL Corp.	21,877	478,110
LX Semicon Co., Ltd.	7,297	573,009
M.I.Tech Co., Ltd.	3,892	40,275
Macquarie Korea Infrastructure Fund	82,167	763,102
Macrogen, Inc.	1,417	20,645
Maeil Dairies Co., Ltd.	2,223	78,812
MAKUS, Inc.	2,489	18,560
Mcnex Co., Ltd.	6,556	153,564
*ME2ON Co., Ltd.	8,057	22,213
*Medipost Co., Ltd.	771	8,359
Medytox, Inc.	1,412	248,978
Meerecompany, Inc.	1,219	29,646
MegaStudyEdu Co., Ltd.	3,610	168,848
MEKICS CO, Ltd.	2,244	5,986
Meritz Financial Group, Inc.	80,431	2,758,369
*Mgame Corp.	5,682	35,194
MiCo, Ltd.	57,564	357,409
*Mirae Asset Life Insurance Co., Ltd.	51,279	107,087
Mirae Asset Securities Co., Ltd.	107,472	557,274
Miwon Commercial Co., Ltd.	513	64,777
Miwon Holdings Co., Ltd.	92	6,929
Miwon Specialty Chemical Co., Ltd.	1,128	117,992
Mobase Co., Ltd.	3,216	9,263
Mobase Electronics Co., Ltd.	7,749	14,561
*Mobile Appliance, Inc.	4,921	11,214
MonAmi Co., Ltd.	3,198	7,801
Moorim P&P Co., Ltd.	12,956	35,333
Moorim Paper Co., Ltd.	3,983	7,574
Motrex Co., Ltd.	6,908	98,066
Mr Blue Corp.	6,588	12,773
MS Autotech Co., Ltd.	4,616	20,004
Multicampus Co., Ltd.	1,048	28,580
Nam Hwa Construction Co., Ltd.	1,132	7,392
Namhae Chemical Corp.	9,104	58,635

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Namsun Aluminum Co., Ltd.	29,816	$51,461
*Namuga Co., Ltd.	4,540	50,034
Namyang Dairy Products Co., Ltd.	161	59,545
Nasmedia Co., Ltd.	1,758	27,387
NAVER Corp.	2,412	346,554
NCSoft Corp.	1,592	448,434
*»NDFOS Co., Ltd.	2,063	4,385
NeoPharm Co., Ltd.	1,311	17,142
*Neowiz	3,593	117,986
*Nepes Ark Corp.	1,253	21,954
*NEPES Corp.	7,558	113,506
*ΩNetmarble Corp.	6,408	310,250
New Power Plasma Co., Ltd.	3,574	13,285
Nexen Corp.	11,315	34,958
Nexen Tire Corp.	19,176	117,916
*Next Entertainment World Co., Ltd.	1,319	6,258
NEXTIN, Inc.	2,240	107,950
NH Investment & Securities Co., Ltd.	57,348	400,630
NHN KCP Corp.	9,702	81,261
NI Steel Co., Ltd.	10,022	50,395
NICE Holdings Co., Ltd.	9,294	88,121
Nice Information & Telecommunication, Inc.	4,184	75,027
NICE Information Service Co., Ltd.	15,450	132,290
NICE Total Cash Management Co., Ltd.	8,974	34,062
Nong Shim Holdings Co., Ltd.	919	47,927
Nong Woo Bio Co., Ltd.	4,103	26,487
NongShim Co., Ltd.	1,597	473,110
Noroo Holdings Co., Ltd.	1,230	9,025
NOROO Paint & Coatings Co., Ltd.	4,000	23,939
NOVAREX Co., Ltd.	4,206	27,277
NPC	8,436	41,663
Oceanbridge Co., Ltd.	1,265	12,920
»OCI Co., Ltd.	8,982	803,978
Okong Corp.	2,287	5,442
*Omnisystem Co., Ltd.	9,523	13,583
OptoElectronics Solutions Co., Ltd.	2,293	27,994
*OPTRON-TEC, Inc.	11,325	24,073
Orion Corp.	5,579	604,003
Orion Holdings Corp.	11,799	145,989
Ottogi Corp.	557	192,270
Paik Kwang Industrial Co., Ltd.	13,521	68,696
Pan Ocean Co., Ltd.	118,353	481,052
*Paradise Co., Ltd.	11,841	135,803
Park Systems Corp.	1,911	208,462
Partron Co., Ltd.	29,202	173,240
Paseco Co., Ltd.	2,665	29,051
*Pearl Abyss Corp.	2,262	72,758
#People & Technology, Inc.	18,568	747,770
PHA Co., Ltd.	2,201	14,077
PharmaResearch Co., Ltd.	623	47,014
*PharmGen Science, Inc.	9,891	47,297
*Pharmicell Co., Ltd.	6,855	46,455
PI Advanced Materials Co., Ltd.	7,039	171,715
Poongsan Corp.	10,526	333,460
#Posco DX Co., Ltd.	7,798	77,141
POSCO Future M Co., Ltd.	763	190,978
POSCO Holdings, Inc.	16,277	4,584,899
#POSCO Holdings, Inc., Sponsored ADR	31,071	2,209,770

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#Posco International Corp.	22,451	$449,557
POSCO Steeleon Co., Ltd.	1,374	53,280
*Power Logics Co., Ltd.	18,336	78,912
Protec Co., Ltd.	1,581	28,941
#PSK, Inc.	10,320	159,226
Pulmuone Co., Ltd.	8,790	66,332
Pungkuk Ethanol Co., Ltd.	1,844	18,765
Rayence Co., Ltd.	875	7,688
Reyon Pharmaceutical Co., Ltd.	1,119	15,534
RFHIC Corp.	1,017	17,781
*RFTech Co., Ltd.	13,862	45,571
Rorze Systems Corp.	3,246	19,524
Rsupport Co., Ltd.	3,581	10,528
S Net Systems, Inc.	1,963	6,871
S&S Tech Corp.	4,200	140,115
S-1 Corp.	5,222	227,858
Sajo Industries Co., Ltd.	985	31,388
Sajodaerim Corp.	1,736	34,761
*Sajodongaone Co., Ltd.	16,592	12,831
*Sam Chun Dang Pharm Co., Ltd.	1,403	78,830
Sambo Corrugated Board Co., Ltd.	2,845	21,342
Sambo Motors Co., Ltd.	6,699	33,235
*Sambu Engineering & Construction Co., Ltd.	50,300	39,724
Samchully Co., Ltd.	510	58,301
SAMHWA Paints Industrial Co., Ltd.	4,195	20,028
Samick Musical Instruments Co., Ltd.	23,162	20,905
Samick THK Co., Ltd.	1,844	18,214
Samji Electronics Co., Ltd.	5,213	34,899
Samjin LND Co., Ltd.	3,154	7,022
Samjin Pharmaceutical Co., Ltd.	3,278	55,719
Samkee Corp.	13,569	30,972
SAMPYO Cement Co., Ltd.	10,906	28,357
*ΩSamsung Biologics Co., Ltd.	86	50,184
Samsung Electro-Mechanics Co., Ltd.	11,430	1,228,913
Samsung Electronics Co., Ltd.	747,970	36,604,928
Samsung Electronics Co., Ltd., GDR	10,449	12,894,066
*Samsung Engineering Co., Ltd.	42,595	926,117
Samsung Fire & Marine Insurance Co., Ltd.	20,997	3,529,830
*Samsung Heavy Industries Co., Ltd.	123,359	523,520
Samsung Life Insurance Co., Ltd.	10,530	521,622
*Samsung Pharmaceutical Co., Ltd.	10,661	22,184
Samsung Publishing Co., Ltd.	505	8,282
Samsung SDI Co., Ltd.	951	490,990
Samsung SDS Co., Ltd.	2,515	220,420
Samsung Securities Co., Ltd.	27,580	697,537
SAMT Co., Ltd.	34,060	75,836
Samwha Capacitor Co., Ltd.	3,281	101,367
Samyang Corp.	1,441	44,574
Samyang Foods Co., Ltd.	1,780	154,806
Samyang Packaging Corp.	2,270	29,800
Sang-A Frontec Co., Ltd.	687	15,938
*Sangbo Corp.	15,979	18,469
Sangsin Energy Display Precision Co., Ltd.	5,049	86,388
Saramin Co., Ltd.	2,474	42,145
*S-Connect Co., Ltd.	13,821	18,278
*SDN Co., Ltd.	14,962	21,408
SeAH Besteel Holdings Corp.	6,008	103,919
SeAH Holdings Corp.	341	29,020

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
SeAH Steel Corp.	577	$60,657
SeAH Steel Holdings Corp.	827	92,191
Seegene, Inc.	28,626	519,734
*Segyung Hitech Co., Ltd.	3,304	40,288
Sejin Heavy Industries Co., Ltd.	3,770	18,647
Sejong Industrial Co., Ltd.	7,293	36,727
Sempio Foods Co.	863	18,893
*S-Energy Co., Ltd.	3,885	8,316
Seobu T&D	9,778	54,063
Seojin System Co., Ltd.	7,150	85,475
Seoul Auction Co., Ltd.	950	9,994
Seoul Semiconductor Co., Ltd.	20,877	165,968
Seoul Viosys Co., Ltd.	6,694	22,657
Seowon Co., Ltd.	9,585	9,704
Seoyon Co., Ltd.	7,243	43,889
Seoyon E-Hwa Co., Ltd.	6,437	71,613
*»Sewon E&C Co., Ltd.	70,785	13,433
SEWOONMEDICAL Co., Ltd.	3,469	6,998
SFA Engineering Corp.	6,501	193,563
#*SFA Semicon Co., Ltd.	43,839	173,273
SGC e Tec E&C Co., Ltd.	1,281	22,588
SGC Energy Co., Ltd.	3,434	75,177
SH Energy & Chemical Co., Ltd.	16,904	9,952
Shin Heung Energy & Electronics Co., Ltd.	2,167	77,474
*Shin Poong Pharmaceutical Co., Ltd.	509	6,864
Shindaeyang Paper Co., Ltd.	13,470	84,842
Shinhan Financial Group Co., Ltd.	71,170	1,858,481
#Shinhan Financial Group Co., Ltd., Sponsored ADR	19,440	510,494
Shinil Electronics Co., Ltd.	17,933	28,071
Shinsegae Engineering & Construction Co., Ltd.	1,204	15,860
Shinsegae Food Co., Ltd.	965	31,797
Shinsegae Information & Communication Co., Ltd.	1,030	11,467
Shinsegae International, Inc.	4,858	71,070
Shinsegae, Inc.	2,932	451,279
Shinsung Delta Tech Co., Ltd.	6,112	49,913
*Shinsung E&G Co., Ltd.	17,911	26,684
*Shinsung Tongsang Co., Ltd.	24,154	39,884
*Shinwha Intertek Corp.	9,715	21,449
Shinwon Corp.	24,207	25,810
*SHOWBOX Corp.	5,429	14,055
*Signetics Corp.	32,920	31,115
SIMMTECH Co., Ltd.	12,726	272,415
SIMMTECH HOLDINGS Co., Ltd.	14,738	31,934
Sinil Pharm Co., Ltd.	1,425	8,273
SJ Group Co., Ltd.	1,619	17,225
*SK Biopharmaceuticals Co., Ltd.	824	42,481
SK Chemicals Co., Ltd.	1,670	88,965
SK D&D Co., Ltd.	2,938	49,720
SK Discovery Co., Ltd.	6,508	156,816
SK Gas, Ltd.	1,226	110,472
SK Hynix, Inc.	132,527	8,862,199
*SK Innovation Co., Ltd.	25,663	3,319,086
SK Networks Co., Ltd.	81,031	282,131
*SK oceanplant Co., Ltd.	2,368	34,660
SK Rent A Car Co., Ltd.	4,007	22,065
SK Securities Co., Ltd.	255,713	129,729
SK Telecom Co., Ltd.	14,200	506,082
SK Telecom Co., Ltd., ADR	1,452	28,692

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
SK, Inc.	11,138	$1,352,305
SKC Co., Ltd.	3,096	229,933
SL Corp.	7,323	169,615
SM Entertainment Co., Ltd.	2,629	210,571
SNT Motiv Co., Ltd.	4,195	149,508
*SNU Precision Co., Ltd.	5,496	15,830
S-Oil Corp.	8,556	476,896
Solid, Inc.	11,751	46,182
*SOLUM Co., Ltd.	16,033	292,293
Solus Advanced Materials Co., Ltd.	2,285	68,803
Songwon Industrial Co., Ltd.	11,552	148,111
Soulbrain Co., Ltd.	2,836	464,050
Soulbrain Holdings Co., Ltd.	3,458	68,726
SPC Samlip Co., Ltd.	986	53,484
SPG Co., Ltd.	1,138	22,787
SSANGYONG C&E Co., Ltd.	48,615	212,491
*Ssangyong Motor Co.	14,162	146,233
ST Pharm Co., Ltd.	515	30,398
STIC Investments, Inc.	18,854	89,171
*Straffic Co., Ltd.	3,092	9,611
*Studio Dragon Corp.	3,307	163,324
*STX Heavy Industries Co., Ltd.	5,102	20,547
Sugentech, Inc.	5,949	36,314
Suheung Co., Ltd.	2,640	56,216
#Sun Kwang Co., Ltd.	1,194	36,800
Sung Kwang Bend Co., Ltd.	9,086	83,026
*Sungchang Enterprise Holdings, Ltd.	22,933	33,413
Sungshin Cement Co., Ltd.	7,423	53,021
#Sungwoo Hitech Co., Ltd.	20,748	131,458
Sunjin Co., Ltd.	8,292	51,112
SurplusGLOBAL, Inc.	4,367	12,252
SV Investment Corp.	3,837	6,264
*SY Co., Ltd.	13,264	29,335
*Synopex, Inc.	46,419	94,510
Systems Technology, Inc.	2,361	20,516
T&L Co., Ltd.	1,893	64,637
Tae Kyung Industrial Co., Ltd.	3,883	22,920
*Taewoong Co., Ltd.	4,708	46,503
Taeyoung Engineering & Construction Co., Ltd.	14,037	40,064
*Taihan Fiberoptics Co., Ltd.	25,388	36,534
*Taihan Textile Co., Ltd.	322	12,679
Tailim Packaging Co., Ltd.	2,666	5,219
TCC Steel	5,965	174,707
TechWing, Inc.	21,300	108,696
*Telcon RF Pharmaceutical, Inc.	11,176	8,860
TES Co., Ltd.	3,480	55,773
*Thinkware Systems Corp.	2,319	23,131
*TK Chemical Corp.	20,345	39,295
TK Corp.	8,803	116,812
TKG Huchems Co., Ltd.	10,363	176,149
Tokai Carbon Korea Co., Ltd.	2,344	174,434
*Tongyang Life Insurance Co., Ltd.	20,755	61,254
*Top Engineering Co., Ltd.	5,140	19,432
Toptec Co., Ltd.	8,962	58,858
Tovis Co., Ltd.	8,847	69,935
TS Corp.	15,520	40,006
TSE Co., Ltd.	1,537	43,696
*Tuksu Construction Co., Ltd.	2,777	16,059

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
TY Holdings Co., Ltd.	13,297	$107,298
»TYM Corp.	111,188	206,858
Ubiquoss, Inc.	1,898	18,166
Uju Electronics Co., Ltd.	1,984	18,278
Uni-Chem Co., Ltd.	18,028	20,959
Unick Corp.	4,767	19,981
*Unid Btplus Co., Ltd.	3,637	25,816
Unid Co., Ltd.	2,319	112,450
Union Semiconductor Equipment & Materials Co., Ltd.	17,119	97,976
Uniquest Corp.	5,734	41,771
*Unison Co., Ltd.	9,963	11,791
*UniTest, Inc.	2,869	26,023
Value Added Technology Co., Ltd.	2,499	71,885
*»Vidente Co., Ltd.	22,704	56,319
Vieworks Co., Ltd.	2,101	53,687
*Vina Tech Co., Ltd.	725	37,648
Visang Education, Inc.	1,083	4,556
Vitzro Tech Co., Ltd.	3,706	20,490
*VT GMP Co., Ltd.	10,043	43,747
Webcash Corp.	2,832	29,623
Webzen, Inc.	6,531	74,220
Welcron Co., Ltd.	9,790	20,079
Wiable Corp.	5,674	9,136
*WillBes & Co. (The)	19,611	8,762
Winix, Inc.	4,065	30,311
*Winpac, Inc.	13,073	14,231
Wins Co., Ltd.	945	8,826
WiSoL Co., Ltd.	15,043	72,832
*WONIK CUBE Corp.	8,997	12,523
WONIK IPS Co., Ltd.	12,323	280,361
Wonik Materials Co., Ltd.	4,076	80,399
*WONIK PNE Co., Ltd.	4,963	35,561
#Wonik QnC Corp.	7,136	129,561
Woojin, Inc.	4,027	25,966
*Woongjin Co., Ltd.	14,961	16,656
Woongjin Thinkbig Co., Ltd.	19,002	43,941
*Wooree Bio Co., Ltd.	11,460	23,333
Woori Financial Group, Inc.	178,299	1,562,647
Woori Investment Bank Co., Ltd.	153,406	86,537
*Woori Technology, Inc.	21,034	24,124
Woorison F&G Co., Ltd.	32,073	43,590
Woory Industrial Co., Ltd.	1,316	16,725
*Woowon Development Co., Ltd.	10,114	24,068
Worldex Industry & Trading Co., Ltd.	4,505	74,051
*Wysiwyg Studios Co., Ltd.	1,581	20,743
Y G-1 Co., Ltd.	8,699	42,442
*Y2 Solution Co., Ltd.	1,719	1,657
*YAS Co., Ltd.	1,235	10,944
Y-entec Co., Ltd.	8,016	47,315
YG Entertainment, Inc.	916	41,748
*YIK Corp.	2,888	8,210
Yonwoo Co., Ltd.	670	8,070
Youlchon Chemical Co., Ltd.	1,635	47,154
Youngone Corp.	10,484	345,837
Youngone Holdings Co., Ltd.	2,822	136,419
*YoungWoo DSP Co., Ltd.	9,762	9,394
Yuanta Securities Korea Co., Ltd.	52,438	102,846
Yuhan Corp.	4,746	204,251

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Yungjin Pharmaceutical Co., Ltd.	7,605	$16,734
Yuyu Pharma, Inc.	5,397	24,235
Zeus Co., Ltd.	2,499	52,654
Zinus, Inc.	4,333	92,591

TOTAL KOREA, REPUBLIC OF		214,707,165

KUWAIT — (0.0%)
A’ayan Leasing & Investment Co. KSCP	99,085	44,634
Agility Public Warehousing Co. KSC	25,565	51,405
*Al-Eid Food KSC	60,989	45,789
*Arabi Group Holding KSC, Class H	9,198	7,656
Boubyan Bank KSCP	658	1,448
Boursa Kuwait Securities Co. KPSC	4,003	23,403
*Commercial Real Estate Co. KSC	67,058	22,327
Gulf Bank KSCP	185,875	170,494
*Humansoft Holding Co. KSC	1,262	16,066
*Integrated Holding Co. KCSC	22,415	28,975
Jazeera Airways Co. KSCP	7,341	43,133
Kuwait Finance House KSCP	70,512	171,245
Kuwait International Bank KSCP	104,241	62,950
*Kuwait Real Estate Co. KSC	113,500	42,607
*Mezzan Holding Co. KSCC	9,818	12,146
Mobile Telecommunications Co. KSCP	164,658	305,828
National Bank of Kuwait SAKP	69,088	226,196
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC, Class A	22,976	13,125
Warba Bank KSCP	93,500	69,587

TOTAL KUWAIT		1,359,014

MALAYSIA — (0.5%)
7-Eleven Malaysia Holdings BHD	145,056	66,341
Able Global BHD	84,100	24,888
*Aeon Co. M BHD	243,200	69,244
AFFIN Bank BHD	157,381	71,625
*AGMO HOLDINGS BHD	11,330	1,575
#Alliance Bank Malaysia BHD	376,100	280,779
Allianz Malaysia BHD	22,400	69,703
AME Elite Consortium BHD	53,900	17,159
AMMB Holdings BHD	618,400	500,487
*Ancom Nylex BHD	205,800	48,907
#*Ann Joo Resources BHD	25,500	6,174
Apex Healthcare BHD	13,000	11,862
#Astro Malaysia Holdings BHD	206,700	32,206
Axiata Group BHD	464,910	311,643
Bank Islam Malaysia BHD	236,151	106,415
Batu Kawan BHD	34,800	169,923
*Berjaya Assets BHD	277,000	18,941
*Berjaya Corp. BHD	1,209,254	81,331
Berjaya Food BHD	169,100	33,551
#Bermaz Auto BHD	321,100	166,291
Beshom Holdings BHD	84,219	22,280
#Boustead Holdings BHD	220,899	42,342
Boustead Plantations BHD	246,180	40,014
#British American Tobacco Malaysia BHD	59,300	140,390
*Bumi Armada BHD	1,616,500	242,810
Bursa Malaysia BHD	280,700	395,201
*CAB Cakaran Corp. BHD	63,400	9,949
#Cahya Mata Sarawak BHD	294,900	74,047
Carlsberg Brewery Malaysia BHD	50,200	237,917
#CB Industrial Product Holding BHD	102,800	23,508

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
CIMB Group Holdings BHD	739,506	$838,897
*Coastal Contracts BHD	76,000	39,018
*Comfort Glove BHD	85,800	7,406
#D&O Green Technologies BHD	248,900	228,784
*Dagang NeXchange BHD	270,000	31,476
Datasonic Group BHD	105,400	10,161
Dayang Enterprise Holdings BHD	309,472	91,582
#Dialog Group BHD	294,758	151,327
DiGi.Com BHD	276,200	272,454
DRB-Hicom BHD	497,400	157,232
#Dufu Technology Corp. BHD	100,600	46,911
Duopharma Biotech BHD	136,366	43,718
Dutch Lady Milk Industries BHD	4,500	26,351
Eco World Development Group BHD	481,100	80,893
*Ecofirst Consolidated BHD	230,600	17,319
#*Ekovest BHD	749,000	62,969
FGV Holdings BHD	131,000	44,053
#Formosa Prosonic Industries BHD	31,300	18,806
#Fraser & Neave Holdings BHD	34,000	202,148
Frontken Corp. BHD	483,450	329,489
Gadang Holdings BHD	76,950	5,089
Gamuda BHD	1,114,908	1,037,298
Gas Malaysia BHD	80,000	59,724
Genting BHD	271,300	285,867
Genting Malaysia BHD	510,600	310,218
Genting Plantations BHD	109,500	147,293
Globetronics Technology BHD	190,533	46,987
*Greatech Technology BHD	55,300	59,261
Guan Chong BHD	125,200	74,382
#HAP Seng Consolidated BHD	209,180	231,667
Hap Seng Plantations Holdings BHD	76,100	31,733
Hartalega Holdings BHD	828,400	349,152
Heineken Malaysia BHD	39,900	251,717
#Hengyuan Refining Co. BHD	58,600	43,354
#Hextar Global BHD	295,200	44,341
Hiap Teck Venture BHD	619,800	47,939
#Hibiscus Petroleum BHD	744,500	170,248
#Hong Leong Bank BHD	22,032	99,479
Hong Leong Financial Group BHD	43,353	176,114
Hong Leong Industries BHD	36,400	74,342
IGB BHD	7,678	5,112
#IHH Healthcare BHD	32,600	41,878
#IJM Corp. BHD	958,320	335,160
#Inari Amertron BHD	828,788	427,354
IOI Corp. BHD	115,726	99,108
IOI Properties Group BHD	412,924	107,385
*Iskandar Waterfront City BHD	179,900	14,721
#*JAKS Resources BHD	661,119	32,608
Jaya Tiasa Holdings BHD	170,800	26,230
#*JHM Consolidation BHD	81,400	14,417
#Kelington Group BHD	40,400	13,224
Kerjaya Prospek Group BHD	151,176	38,637
#Kim Loong Resources BHD	84,200	34,733
*KNM Group BHD	837,500	9,388
Kossan Rubber Industries BHD	537,300	150,572
KPJ Healthcare BHD	694,200	174,309
Kretam Holdings BHD	231,300	33,706
#*KSL Holdings BHD	222,492	41,401

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Kuala Lumpur Kepong BHD	150,818	$726,956
Lagenda Properties BHD	32,500	9,181
#LBS Bina Group BHD	304,550	29,018
*Leong Hup International BHD	311,700	37,386
Lii Hen Industries BHD	158,400	29,652
#LPI Capital BHD	51,984	140,784
Luxchem Corp. BHD	139,900	15,212
Magni-Tech Industries BHD	170,666	68,106
Magnum BHD	341,819	85,062
Mah Sing Group BHD	576,440	78,186
#Malakoff Corp. BHD	482,500	73,557
Malayan Banking BHD	254,150	493,429
Malayan Flour Mills BHD	239,200	39,415
Malaysia Airports Holdings BHD	336,392	531,681
#Malaysia Building Society BHD	1,009,394	140,304
Malaysia Smelting Corp. BHD	37,300	16,724
#Malaysian Pacific Industries BHD	44,675	283,444
#Malaysian Resources Corp. BHD	926,897	63,379
Matrix Concepts Holdings BHD	527,962	169,260
Maxis BHD	175,100	172,725
*Media Prima BHD	274,000	27,028
Mega First Corp. BHD	251,400	192,756
Mi Technovation BHD	39,000	14,427
MISC BHD	187,980	307,646
MKH BHD	124,324	36,791
MNRB Holdings BHD	105,800	23,719
MPHB Capital BHD	114,100	25,580
ΩMR DIY Group M BHD	271,800	96,277
Muda Holdings BHD	12,500	4,484
*Muhibbah Engineering M BHD	183,000	27,488
#My EG Services BHD	1,218,292	215,772
N2N Connect BHD	167,800	16,364
Nestle Malaysia BHD	3,300	100,247
*Nylex Malaysia BHD	1,485	145
*OCK Group BHD	179,400	16,088
Padini Holdings BHD	269,400	244,607
Panasonic Manufacturing Malaysia BHD	4,500	22,941
Pantech Group Holdings BHD	195,129	32,372
Perak Transit BHD	202,700	47,715
#Petron Malaysia Refining & Marketing BHD	47,000	46,363
#Petronas Chemicals Group BHD	240,800	382,214
Petronas Dagangan BHD	37,100	188,307
#Petronas Gas BHD	48,500	183,757
*PMB Technology BHD	26,400	24,562
*Pos Malaysia BHD	150,400	18,714
Power Root BHD	22,300	10,499
Press Metal Aluminium Holdings BHD	521,978	602,665
Public Bank BHD	3,065,000	2,672,985
QL Resources BHD	259,057	328,141
Ranhill Utilities BHD	146,001	19,639
RHB Bank BHD	238,841	293,431
#Sam Engineering & Equipment M BHD	38,100	38,608
*Sapura Energy BHD	3,166,242	24,844
#Sarawak Oil Palms BHD	155,036	86,199
Scientex BHD	373,800	285,766
*Shangri-La Hotels Malaysia BHD	15,100	10,156
Sime Darby BHD	754,422	367,021
#Sime Darby Plantation BHD	382,919	367,424

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Sime Darby Property BHD	1,014,622	$106,910
SKP Resources BHD	411,449	119,916
SP Setia BHD Group	587,024	75,673
Sports Toto BHD	322,490	100,496
Sunway BHD	476,189	167,608
#Sunway Construction Group BHD	111,780	43,855
#Syarikat Takaful Malaysia Keluarga BHD	155,628	114,789
#Ta Ann Holdings BHD	80,256	55,597
Taliworks Corp. BHD	69,500	13,010
#*TASCO BHD	85,700	17,196
#Telekom Malaysia BHD	216,083	240,281
#Tenaga Nasional BHD	141,950	283,232
Thong Guan Industries BHD	78,900	40,330
TIME dotCom BHD	320,200	394,103
TMC Life Sciences BHD	72,700	9,290
#*Top Glove Corp. BHD	3,082,700	677,288
#*Tropicana Corp. BHD	220,288	67,166
TSH Resources BHD	220,300	50,871
Uchi Technologies BHD	120,400	93,124
#UEM Edgenta BHD	78,600	17,798
#UEM Sunrise BHD	605,058	34,590
UMW Holdings BHD	144,000	124,936
Unisem M BHD	117,100	78,495
United Plantations BHD	22,600	83,904
UOA Development BHD	245,440	94,643
UWC BHD	159,100	114,140
*Velesto Energy BHD	1,276,083	65,800
ViTrox Corp. BHD	51,800	92,788
#VS Industry BHD	886,400	161,959
WCT Holdings BHD	363,692	35,876
Wellcall Holdings BHD	73,800	19,192
Westports Holdings BHD	163,100	129,076
*Widad Group BHD	239,000	24,647
#Yinson Holdings BHD	730,800	429,256
*YNH Property BHD	134,015	152,027
YTL Corp. BHD	1,389,040	205,530
YTL Power International BHD	398,953	98,386

TOTAL MALAYSIA		26,405,626

MEXICO — (0.8%)
ALFA Sab de CV, Class A	1,725,090	1,091,151
#Alpek SAB de CV	236,508	249,370
*Alsea SAB de CV	257,121	686,739
#*America Movil SAB de CV, ADR	93,352	2,006,135
*America Movil SAB de CV, Class B	2,145,298	2,305,966
Arca Continental SAB de CV	64,582	612,561
*Axtel SAB de CV	675,377	51,667
ΩBanco del Bajio SA	291,351	955,342
#Becle SAB de CV	20,571	47,325
Bolsa Mexicana de Valores SAB de CV	217,909	480,176
*Cemex SAB de CV	3,099,544	1,855,706
*Cemex SAB de CV, Sponsored ADR	22,316	133,896
Cia Minera Autlan SAB de CV, Class B	27,300	23,533
Coca-Cola Femsa SAB de CV, Class A	13,350	109,848
Coca-Cola Femsa SAB de CV, Sponsored ADR	3,283	277,151
Consorcio ARA SAB de CV	305,857	65,448
#*Controladora Vuela Cia de Aviacion SAB de CV, Class A	66,693	78,306
*Controladora Vuela Cia de Aviacion SAB de CV, Sponsored ADR	15,370	180,751
Corp Inmobiliaria Vesta SAB de CV	216,977	683,082

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Corp. Moctezuma SAB de CV	73,800	$241,172
El Puerto de Liverpool SAB de CV	46,677	284,088
#*<»Empresas ICA Sab de CV	117,564	—
Fomento Economico Mexicano SAB de CV	56,625	549,079
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,147	111,282
GCC SAB de CV	53,389	423,022
Genomma Lab Internacional SAB de CV, Class B	221,511	183,457
Gentera SAB de CV	439,353	481,756
Gruma SAB de CV, Class B	93,444	1,457,838
Grupo Aeroportuario del Centro Norte SAB de CV	121,508	1,331,273
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	785	68,672
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,946	318,241
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	10,109	1,795,055
Grupo Aeroportuario del Sureste SAB de CV, Class B	360	10,299
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	2,998	858,387
Grupo Bimbo SAB de CV, Class A	323,728	1,728,200
Grupo Carso SAB de CV, Class A1	76,516	430,490
Grupo Comercial Chedraui SA de CV	204,267	1,203,476
Grupo Financiero Banorte SAB de CV, Class O	612,132	5,276,029
#*Grupo Financiero Inbursa SAB de CV, Class O	488,883	1,185,959
Grupo Herdez SAB de CV	82,896	220,073
Grupo Industrial Saltillo SAB de CV	21,722	37,329
Grupo Lamosa Sab de CV	35,276	226,843
Grupo Mexico SAB de CV, Class B	521,924	2,557,974
Grupo Rotoplas SAB de CV	41,295	57,345
*Grupo Simec Sab de CV, ADR	1,049	35,592
*Grupo Simec SAB de CV, Class B	35,729	395,873
Grupo Televisa SAB	407,868	412,413
Grupo Televisa SAB, Sponsored ADR	40,415	204,500
#*ΩGrupo Traxion SAB de CV	33,240	64,475
*Hoteles City Express SAB de CV	167,851	77,138
*Industrias CH SAB de CV, Class B	83,707	952,336
*Industrias Penoles SAB de CV	56,636	867,452
Kimberly-Clark de Mexico SAB de CV, Class A	397,554	898,733
La Comer SAB de CV	254,723	553,248
#Megacable Holdings SAB de CV	291,871	786,833
#*Minera Frisco SAB de CV	251,068	40,641
*ΩNemak SAB de CV	999,747	230,553
Operadora de Sites Mexicanos SA de CV	437,806	423,511
Orbia Advance Corp. SAB de CV	621,909	1,427,988
*Organizacion Cultiba SAB de CV	12,061	8,358
*Organizacion Soriana SAB de CV, Class B	151,399	261,270
Promotora y Operadora de Infraestructura SAB de CV	94,172	976,279
Promotora y Operadora de Infraestructura SAB de CV, Class L	4,232	29,323
Qualitas Controladora SAB de CV	57,781	380,690
*Regional Sab de CV	124,507	908,800
*Vista Energy SAB de CV, Sponsored ADR	2,113	44,204
Vitro SAB de CV, Class A	16,205	16,520
Wal-Mart de Mexico SAB de CV	171,683	689,911

TOTAL MEXICO		43,618,133

NETHERLANDS — (2.2%)
Aalberts NV	73,022	3,368,138
ΩABN AMRO Bank NV	89,301	1,431,005
Acomo NV	8,922	219,652
*ΩAdyen NV	530	849,591
Aegon NV	437,061	1,989,404
Aegon NV, Registered, Sponsored NVDR	388,209	1,758,587
*AFC Ajax NV	546	6,600

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Akzo Nobel NV	63,633	$5,278,630
#*ΩAlfen N.V.	6,002	485,302
AMG Advanced Metallurgical Group NV	11,442	426,706
APERAM SA	23,559	872,604
Arcadis NV	37,393	1,546,414
ArcelorMittal SA	15,942	452,494
ArcelorMittal SA, Sponsored NVDR	116,076	3,304,684
ASM International NV	6,046	2,189,656
ASML Holding NV	983	622,379
ASML Holding NV, Sponsored NVDR	34,800	22,162,728
ASR Nederland NV	121,666	5,351,262
ΩB&S Group Sarl	10,551	45,719
#*ΩBasic-Fit NV	17,210	729,972
BE Semiconductor Industries NV	48,590	4,363,337
Beter Bed Holding NV	7,640	26,442
Brunel International NV	8,186	110,797
Coca-Cola Europacific Partners PLC	39,613	2,532,118
Corbion NV	30,681	965,344
ΩCTP NV	11,323	148,757
*Fugro NV	44,658	632,548
Heijmans NV	17,545	218,489
Heineken NV	27,665	3,177,902
IMCD NV	16,394	2,465,073
ING Groep NV	258,130	3,191,716
ING Groep NV, Sponsored ADR	92,618	1,146,611
JDE Peet’s NV	14,207	432,892
Kendrion NV	4,904	102,433
Koninklijke Ahold Delhaize NV	408,725	14,087,430
Koninklijke Ahold Delhaize NV, ADR	786	27,038
Koninklijke BAM Groep NV	128,268	280,949
Koninklijke KPN NV	1,737,467	6,347,183
#Koninklijke Philips NV, Sponsored NVDR	68,047	1,437,153
Koninklijke Vopak NV	36,797	1,405,582
ΩLucas Bols NV	2,489	30,639
Nedap NV	2,464	154,510
NN Group NV	78,246	2,917,164
OCI NV	36,432	960,875
Ordina NV	48,363	298,998
#*Pharming Group NV	233,063	262,961
PostNL NV	114,628	206,148
Prosus NV	29,755	2,229,490
Randstad NV	60,854	3,306,728
SBM Offshore NV	71,733	1,014,462
SIF Holding NV	971	12,864
ΩSignify NV	98,431	3,282,844
Sligro Food Group NV	11,232	196,169
*<»SRH NV	38,309	—
TKH Group NV	27,341	1,322,679
#*TomTom NV	24,677	211,272
Universal Music Group NV	59,094	1,292,396
Van Lanschot Kempen NV	11,878	361,271
Wolters Kluwer NV	65,366	8,670,485

TOTAL NETHERLANDS		122,923,276

NEW ZEALAND — (0.2%)
*a2 Milk Co., Ltd. (The)	109,514	399,084
*Air New Zealand, Ltd.	918,495	431,154
Arvida Group, Ltd.	200,779	128,972
*Auckland International Airport, Ltd.	65,408	357,129

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Briscoe Group, Ltd.	8,520	$23,681
Channel Infrastructure NZ, Ltd.	41,748	38,163
Chorus, Ltd.	206,024	1,099,446
Chorus, Ltd., ADR	2,187	57,966
Comvita, Ltd.	5,949	10,288
Contact Energy, Ltd.	59,220	286,400
EBOS Group, Ltd.	21,456	587,077
Fisher & Paykel Healthcare Corp., Ltd.	42,058	719,047
#Fletcher Building, Ltd.	12,299	34,218
Fletcher Building, Ltd.	222,767	619,164
Freightways Group, Ltd.	72,658	426,334
Genesis Energy, Ltd.	116,988	195,818
*Gentrack Group, Ltd.	5,110	10,163
Hallenstein Glasson Holdings, Ltd.	13,766	53,141
Heartland Group Holdings, Ltd.	242,330	237,984
Infratil, Ltd.	99,114	584,630
KMD Brands, Ltd.	474,814	325,528
Mainfreight, Ltd.	14,871	658,570
#Manawa Energy, Ltd.	4,520	13,735
Mercury NZ, Ltd.	29,843	116,862
Meridian Energy, Ltd.	66,110	222,947
Napier Port Holdings, Ltd.	6,780	10,511
NZME, Ltd.	83,243	53,361
NZX, Ltd.	88,455	63,922
Oceania Healthcare, Ltd.	45,617	19,441
PGG Wrightson, Ltd.	18,227	48,972
Port of Tauranga, Ltd.	61,481	239,614
*Pushpay Holdings, Ltd.	227,473	199,508
*Rakon, Ltd.	14,370	9,142
Restaurant Brands New Zealand, Ltd.	9,039	41,481
Ryman Healthcare, Ltd.	62,664	205,133
Sanford, Ltd.	22,200	56,356
Scales Corp., Ltd.	45,399	88,328
Skellerup Holdings, Ltd.	59,045	177,970
SKY Network Television, Ltd.	95,384	155,533
SKYCITY Entertainment Group, Ltd.	327,920	486,096
Spark New Zealand, Ltd.	486,172	1,570,486
Steel & Tube Holdings, Ltd.	99,869	63,535
Summerset Group Holdings, Ltd.	115,763	582,018
*Synlait Milk, Ltd.	41,432	41,201
#*Tourism Holdings, Ltd.	62,429	161,563
TOWER, Ltd.	136,071	53,788
Vector, Ltd.	54,504	133,648
*Vista Group International, Ltd.	47,869	36,366
Warehouse Group, Ltd. (The)	57,447	61,029

TOTAL NEW ZEALAND		12,196,503

NORWAY — (0.6%)
2020 Bulkers, Ltd.	9,046	90,028
ABG Sundal Collier Holding ASA	241,840	125,319
*Adevinta ASA	14,502	111,229
AF Gruppen ASA	5,764	87,449
*Akastor ASA	70,814	69,946
Aker ASA, A Shares	1,933	117,523
Aker BP ASA	61,639	1,467,307
*Aker Carbon Capture ASA	16,518	16,825
Aker Solutions ASA	87,554	310,543
AMSC ASA	28,808	111,690
*ArcticZymes Technologies ASA	5,823	20,915

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Atea ASA	40,874	$559,713
Austevoll Seafood ASA	51,449	482,195
ΩAvance Gas Holding, Ltd.	9,711	65,399
Bakkafrost P/F	3,893	282,569
Belships ASA	34,238	64,370
Bonheur ASA	9,038	201,199
*Borr Drilling, Ltd.	52,706	366,307
Borregaard ASA	27,975	466,289
Bouvet ASA	26,038	162,934
*BW Energy, Ltd.	38,203	102,199
ΩBW LPG, Ltd.	42,167	338,603
BW Offshore, Ltd.	57,352	152,136
*Cadeler A/S	3,338	14,500
*Cloudberry Clean Energy ASA	9,145	9,016
*ΩCrayon Group Holding ASA	11,125	85,484
DNB Bank ASA	77,496	1,356,946
DNO ASA	310,801	308,734
*ΩElkem ASA	135,210	455,291
*Elopak ASA	11,931	26,728
ΩEntra ASA	2,386	24,148
Equinor ASA	250,494	7,146,194
#Equinor ASA, Sponsored ADR	35,928	1,032,571
ΩEuropris ASA	96,145	685,716
FLEX LNG, Ltd.	12,239	423,341
Frontline PLC	48,445	749,665
*Gaming Innovation Group, Inc.	6,002	15,354
Gjensidige Forsikring ASA	6,749	116,975
*Golar LNG, Ltd.	3,007	68,259
Golden Ocean Group, Ltd.	69,230	634,986
Grieg Seafood ASA	33,933	283,434
Hafnia, Ltd.	50,822	274,049
*Hexagon Composites ASA	30,771	93,023
*Kahoot! ASA	45,390	117,688
ΩKid ASA	11,367	93,670
*Kitron ASA	54,029	203,409
ΩKlaveness Combination Carriers ASA	305	2,299
*Kongsberg Automotive ASA	317,296	77,876
Kongsberg Gruppen ASA	5,017	224,217
Leroy Seafood Group ASA	43,449	227,789
Medistim ASA	3,382	83,197
*Meltwater NV	25,206	40,788
*MORROW BANK ASA	21,722	10,565
Mowi ASA	24,475	464,954
MPC Container Ships ASA	121,542	198,949
ΩMulticonsult ASA	2,888	40,385
*Nekkar ASA	15,354	8,904
*NEL ASA	159,809	218,313
*Nordic Semiconductor ASA	15,521	167,171
Norsk Hydro ASA	207,218	1,516,083
*ΩNorske Skog ASA	30,479	134,846
*Northern Ocean, Ltd.	28,361	30,719
*Norwegian Air Shuttle ASA	37,796	36,519
*Norwegian Energy Co. ASA	6,411	217,376
*NRC Group ASA	16,497	17,004
*Odfjell Drilling, Ltd.	46,226	107,230
Odfjell SE, A Shares	4,178	38,923
*Odfjell Technology, Ltd.	7,704	38,336
#OKEA ASA	17,015	49,018

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
ΩOkeanis Eco Tankers Corp.	6,556	$152,079
Orkla ASA	43,322	310,395
Otello Corp. ASA	216	159
Panoro Energy ASA	22,948	59,113
Pareto Bank ASA	8,257	40,084
*Pexip Holding ASA	28,679	42,813
*PGS ASA	275,829	197,833
#*PhotoCure ASA	1,472	7,352
Protector Forsikring ASA	23,843	345,677
Rana Gruber ASA	3,683	19,808
#*REC Silicon ASA	16,939	25,335
Salmar ASA	3,846	169,976
Sandnes Sparebank	999	8,036
ΩScatec ASA	25,076	163,012
Schibsted ASA, Class A	10,525	185,867
Schibsted ASA, Class B	12,507	201,916
*Self Storage Group ASA	3,180	8,269
Selvaag Bolig ASA	19,595	66,715
*ΩShelf Drilling, Ltd.	87,900	198,967
*Siem Offshore, Inc.	28,313	52,224
Sparebank 1 Oestlandet	6,690	78,470
SpareBank 1 Sorost-Norge	4,185	19,885
SpareBank 1 SR-Bank ASA	56,107	654,427
Sparebanken More	2,541	18,108
Stolt-Nielsen, Ltd.	14,968	430,513
Storebrand ASA	136,111	1,044,471
Subsea 7 SA	77,574	882,685
Telenor ASA	53,259	662,307
TGS ASA	52,192	814,287
TOMRA Systems ASA	23,304	355,300
Veidekke ASA	40,804	467,919
Wallenius Wilhelmsen ASA	22,907	170,553
ΩXXL ASA	23,778	4,871
Yara International ASA	29,240	1,172,762

TOTAL NORWAY		32,975,517

PERU — (0.0%)
Cementos Pacasmayo SAA, ADR	4,565	24,651
Cia de Minas Buenaventura SAA, Sponsored ADR	5,622	39,747
Credicorp, Ltd.	3,850	521,598
Intercorp Financial Services, Inc.	294	6,577

TOTAL PERU		592,573

PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc.	252,080	249,190
Aboitiz Power Corp.	176,000	120,755
*AC Energy Corp.	487,376	52,887
Alliance Global Group, Inc.	1,124,000	280,061
Apex Mining Co., Inc.	379,000	20,461
*Atlas Consolidated Mining & Development Corp.	277,700	22,062
Ayala Corp.	17,075	197,001
Ayala Land, Inc.	706,200	339,807
Bank of the Philippine Islands	312,514	607,140
BDO Unibank, Inc.	738,273	1,919,496
Belle Corp.	909,800	19,384
*Bloomberry Resorts Corp.	1,224,500	232,143
*Cebu Air, Inc.	74,220	52,799
Cebu Landmasters, Inc.	478,033	20,197
Century Pacific Food, Inc.	434,900	202,982

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
China Banking Corp.	277,867	$169,324
*Converge Information and Communications Technology Solutions, Inc.	776,400	165,415
D&L Industries, Inc.	813,700	123,263
*Dito CME Holdings Corp.	210,000	9,669
DMCI Holdings, Inc.	2,220,150	393,241
DoubleDragon Corp.	126,160	17,881
East West Banking Corp.	261,350	35,155
Emperador, Inc.	507,900	191,661
Filinvest Land, Inc.	2,767,000	39,468
First Gen Corp.	73,100	20,880
Ginebra San Miguel, Inc.	3,560	9,532
*Global Ferronickel Holdings, Inc.	428,820	18,969
Globe Telecom, Inc.	9,072	278,458
GT Capital Holdings, Inc.	25,960	224,048
*Holcim Philippines, Inc.	119,600	8,314
*Integrated Micro-Electronics, Inc.	310,479	29,431
International Container Terminal Services, Inc.	183,870	720,408
JG Summit Holdings, Inc.	285,350	261,212
Jollibee Foods Corp.	96,660	392,679
LT Group, Inc.	534,400	98,032
Manila Electric Co.	17,040	104,298
Manila Water Co., Inc.	313,200	108,688
Megawide Construction Corp.	192,600	11,198
Megaworld Corp.	3,229,500	116,620
Metro Pacific Investments Corp.	2,146,800	171,713
Metropolitan Bank & Trust Co.	481,081	509,007
Nickel Asia Corp.	1,859,760	222,291
Petron Corp.	639,000	39,227
Philex Mining Corp.	680,300	38,201
*Philippine National Bank	24,873	8,344
Philippine Stock Exchange, Inc. (The)	312	954
*Phoenix Petroleum Philippines, Inc.	115,600	16,635
PLDT, Inc.	17,300	376,080
#PLDT, Inc., Sponsored ADR	10,690	231,011
*»PNB Holdings Corp.	24,721	33,771
Premium Leisure Corp.	1,877,000	16,267
Puregold Price Club, Inc.	424,100	249,628
RFM Corp.	137,000	8,039
Rizal Commercial Banking Corp.	104,967	44,538
*Robinsons Land Corp.	1,047,378	272,694
Robinsons Retail Holdings, Inc.	250,430	245,976
San Miguel Corp.	123,300	236,426
San Miguel Food and Beverage, Inc.	124,130	105,562
Security Bank Corp.	170,034	283,211
Semirara Mining & Power Corp.	443,340	216,127
Shell Pilipinas Corp.	125,930	38,608
SM Investments Corp.	5,105	82,495
SM Prime Holdings, Inc.	364,025	223,141
Synergy Grid & Development Phils, Inc.	235,600	44,240
*Top Frontier Investment Holdings, Inc.	3,465	6,256
Union Bank of the Philippines	105,364	157,708
Universal Robina Corp.	85,940	228,098
Vista Land & Lifescapes, Inc.	1,668,000	53,005
Wilcon Depot, Inc.	553,800	289,474

TOTAL PHILIPPINES		12,332,936

POLAND — (0.3%)
*11 bit studios SA	307	46,315
AB SA	714	8,707

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
*Agora SA	8,317	$14,712
*Alior Bank SA	56,334	589,202
*ΩAllegro.eu SA	5,853	46,146
Alumetal SA	3,669	68,879
Amica SA	3,004	54,296
*AmRest Holdings SE	25,269	114,242
Apator SA	5,895	22,091
*Arctic Paper SA	10,021	47,189
ASBISc Enterprises PLC	22,429	154,806
Asseco Poland SA	20,637	419,752
Auto Partner SA	29,825	133,258
Bank Handlowy w Warszawie SA	12,222	264,793
*Bank Millennium SA	250,306	297,387
*Bank Ochrony Srodowiska SA	31,286	74,342
Bank Polska Kasa Opieki SA	20,682	478,385
*Benefit Systems SA	463	131,106
Boryszew SA	54,851	101,255
Budimex SA	4,542	400,620
#Bumech SA	1,760	14,506
*CCC SA	8,424	90,868
CD Projekt SA	4,083	111,484
Celon Pharma SA	9,568	32,051
*CI Games SA	46,405	50,884
Cognor Holding SA	79,370	199,310
#ComArch SA	886	32,989
Cyfrowy Polsat SA	96,801	406,847
Develia SA	121,212	105,453
*ΩDino Polska SA	5,095	519,875
Dom Development SA	2,503	82,036
Echo Investment SA	1,495	1,412
*Enea SA	119,038	193,065
*Erbud SA	1,518	15,218
*Eurocash SA	56,281	257,296
Fabryki Mebli Forte SA	1,825	11,875
Globe Trade Centre SA	18,382	25,694
*Grenevia SA	137,664	110,145
*Grupa Azoty SA	28,235	218,695
Grupa Kety SA	4,493	613,937
*ING Bank Slaski SA	2,804	107,038
Inter Cars SA	2,887	359,005
#*Jastrzebska Spolka Weglowa SA	29,623	306,260
*Kernel Holding SA	28,544	124,646
KGHM Polska Miedz SA	40,406	1,162,664
LiveChat Software SA	6,286	210,265
LPP SA	231	668,032
Lubelski Wegiel Bogdanka SA	9,388	87,828
*mBank SA	4,307	360,690
Mirbud SA	27,819	55,511
Mo-BRUK SA	1,078	75,599
Neuca SA	561	91,258
NEWAG SA	1,769	7,823
Orange Polska SA	161,071	281,345
*Pepco Group NV	5,366	51,572
*PGE Polska Grupa Energetyczna SA	314,878	521,926
*PKP Cargo SA	10,504	40,047
PlayWay SA	420	42,511
*Polimex-Mostostal SA	36,972	39,382
Polski Koncern Naftowy ORLEN SA	169,981	2,597,950

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
Powszechna Kasa Oszczednosci Bank Polski SA	39,680	$306,673
Powszechny Zaklad Ubezpieczen SA	83,300	768,861
Santander Bank Polska SA	2,212	180,286
*Selvita SA	1,196	21,617
*Tauron Polska Energia SA	544,774	271,632
TEN Square Games SA	3,067	60,571
Tim SA	5,590	66,212
Torpol SA	8,084	35,106
Votum SA	6,160	70,440
VRG SA	23,900	19,698
Warsaw Stock Exchange	11,142	97,095
*Wawel SA	20	2,439
Wirtualna Polska Holding SA	5,908	165,159
#*Zespol Elektrowni Patnow Adamow Konin SA	10,461	57,984

TOTAL POLAND		15,876,248

PORTUGAL — (0.2%)
#Altri SGPS SA	42,109	218,030
Banco Comercial Portugues SA, Class R	4,500,269	1,157,610
Corticeira Amorim SGPS SA	3,424	38,708
CTT-Correios de Portugal SA	24,259	100,298
EDP - Energias de Portugal SA	187,337	1,034,097
*EDP Renovaveis SA	40,434	899,922
Galp Energia SGPS SA	315,211	3,824,430
#*Greenvolt-Energias Renovaveis SA	11,445	77,896
Jeronimo Martins SGPS SA	50,801	1,284,326
Mota-Engil SGPS SA	35,313	77,269
Navigator Co. SA (The)	97,672	359,072
NOS SGPS SA	177,258	780,421
REN - Redes Energeticas Nacionais SGPS SA	135,684	394,709
Sonae SGPS SA	470,789	537,421

TOTAL PORTUGAL		10,784,209

QATAR — (0.2%)
Aamal Co.	912,567	205,578
Al Khaleej Takaful Group QSC	64,871	40,812
Al Meera Consumer Goods Co. QSC	46,833	186,946
*Baladna	456,291	172,739
Barwa Real Estate Co.	547,550	376,065
Commercial Bank PSQC (The)	315,647	508,330
Doha Bank QPSC	789,852	336,121
Doha Insurance Co. QSC	74,984	39,439
Gulf International Services QSC	721,713	415,778
Gulf Warehousing Co.	134,283	133,139
Industries Qatar QSC	208,863	732,168
*Investment Holding Group	191,210	111,995
*Lesha Bank LLC	424,747	115,755
Mannai Corp. QSC	85,888	125,057
Masraf Al Rayan QSC	1,045,815	732,645
*Mazaya Real Estate Development QPSC	280,466	43,149
Medicare Group	59,471	98,029
Mesaieed Petrochemical Holding Co.	466,875	253,959
Ooredoo QPSC	397,574	1,080,222
Qatar Aluminum Manufacturing Co.	1,859,881	786,873
Qatar Electricity & Water Co. QSC	83,116	382,927
Qatar Fuel QSC	152,558	693,217
Qatar Gas Transport Co., Ltd.	1,131,251	1,230,702
Qatar Industrial Manufacturing Co. QSC	84,358	67,162
*Qatar Insurance Co. SAQ	554,794	264,746

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Qatar International Islamic Bank QSC	201,443	$547,327
Qatar Islamic Bank SAQ	111,085	546,270
Qatar Islamic Insurance Group	8,488	19,821
Qatar National Bank QPSC	593,395	2,503,997
Qatar National Cement Co. QSC	180,271	196,466
*Salam International Investment, Ltd. QSC	877,276	130,145
United Development Co. QSC	973,832	299,105
Vodafone Qatar QSC	1,111,360	522,705

TOTAL QATAR		13,899,389

RUSSIAN FEDERATION — (0.0%)
*<»Etalon Group PLC, Registered, GDR	72,403	—
*<»Gazprom PJSC, ADR	194,715	—
*<»Globaltrans Investment PLC, GDR	49,405	—
*<»LUKOIL PJSC, ADR	24,689	—
*<»Magnitogorsk Iron & Steel Works PJSC, GDR	42,197	—
*<»Mechel Pjsc, ADR	19,960	—
*<»MMC Norilsk Nickel PJSC, ADR	29,960	—
*<»Mobile TeleSystems PJSC, Sponsored ADR	67,757	—
*<»Novatek PJSC, GDR	568	—
*<»Novolipetsk Steel PJSC, GDR	21,855	—
*<»PhosAgro PJSC, GDR	20,578	—
*<»Polyus PJSC, Class G, GDR	3,394	—
*<»Ros Agro PLC, Registered, GDR	23,412	—
*<»Rosneft Oil Co. PJSC, GDR	195,736	—
*<»Rostelecom PJSC, ADR	19,563	—
*<»RusHydro PJSC, ADR	237,510	—
*<»Sberbank of Russia PJSC, ADR	64,074	—
*<»Sberbank of Russia PJSC, Sponsored ADR	34,093	—
*<»Severstal PAO, GDR	16,777	—
*<»Severstal PAO, Sponsored GDR	4,738	—
*<»Tatneft PJSC, ADR	36,783	—
*<»VTB Bank PJSC, GDR	499,471	—
*<»X5 Retail Group NV, GDR	23,697	—

TOTAL RUSSIAN FEDERATION		—

SAUDI ARABIA — (1.1%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	7,358	51,594
Abdullah Al Othaim Markets Co.	17,227	656,800
Abdullah Saad Mohammed Abo Moati Stationaries Co.	3,658	30,429
Advanced Petrochemical Co.	41,822	530,761
*Al Alamiya for Cooperative Insurance Co.	5,354	20,013
Al Babtain Power & Telecommunication Co.	11,865	83,356
Al Hammadi Holding	18,793	279,588
*Al Hassan Ghazi Ibrahim Shaker Co.	11,163	62,501
Al Jouf Agricultural Development Co.	3,960	55,958
*Al Jouf Cement Co.	25,642	87,235
*Al Khaleej Training and Education Co.	6,131	30,077
Al Moammar Information Systems Co.	2,952	96,021
Al Rajhi Bank	266,720	5,461,406
*Al Rajhi Co. for Co-operative Insurance	9,689	267,625
Al Yamamah Steel Industries Co.	8,808	57,535
*AlAbdullatif Industrial Investment Co.	10,003	51,739
Alandalus Property Co.	10,725	52,614
Alaseel Co.	2,234	24,272
*Aldrees Petroleum and Transport Services Co.	17,221	460,059
*Al-Etihad Cooperative Insurance Co.	10,291	49,936
*Alinma Bank	112,321	947,812
*AlJazira Takaful Ta’awuni Co.	10,212	50,370

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Allianz Saudi Fransi Cooperative Insurance Co.	12,294	$51,789
Almarai Co. JSC	31,430	493,568
*Almunajem Foods Co.	5,298	88,284
Alujain Corp.	5,239	55,733
Arab National Bank	188,959	1,375,365
*Arab Sea Information Systems Co.	2,225	48,466
Arabian Cement Co.	23,199	218,958
Arabian Centres Co., Ltd.	34,789	201,275
Arabian Contracting Services Co.	1,695	57,122
Arriyadh Development Co.	31,399	169,105
*Astra Industrial Group	25,284	452,331
Ataa Educational Co.	2,905	52,513
Baazeem Trading Co.	1,445	26,930
*Bank AlBilad	76,064	838,576
Bank Al-Jazira	276,691	1,432,623
Banque Saudi Fransi	83,399	858,294
*Basic Chemical Industries, Ltd.	5,420	52,022
*Batic Investments and Logistic Co.	8,698	55,100
Bawan Co.	12,761	98,837
Bupa Arabia for Cooperative Insurance Co.	12,805	602,235
*Buruj Cooperative Insurance Co.	4,309	21,070
City Cement Co.	29,635	172,404
*Co. for Cooperative Insurance (The)	21,696	595,806
Dallah Healthcare Co.	10,544	477,905
*Dar Al Arkan Real Estate Development Co.	721,446	3,092,983
Dr Sulaiman Al Habib Medical Services Group Co., Class H	5,044	385,962
*Dur Hospitality Co.	19,832	146,729
Eastern Province Cement Co.	18,400	208,494
*Electrical Industries Co.	8,392	86,589
*Emaar Economic City	163,445	421,827
Etihad Etisalat Co.	291,809	3,578,856
*Fawaz Abdulaziz Al Hokair & Co.	17,564	75,394
*Gulf General Cooperative Insurance Co.	3,750	8,078
Gulf Insurance Group	10,630	77,797
Hail Cement Co.	17,472	56,832
*Halwani Brothers Co.	5,112	78,915
*Herfy Food Services Co.	11,024	104,194
Jarir Marketing Co.	9,620	418,584
*Jazan Energy and Development Co.	13,313	53,668
L’Azurde Co for Jewelry	16,452	65,182
Leejam Sports Co. JSC	9,084	287,243
Maharah Human Resources Co.	7,907	131,969
*Malath Cooperative Insurance Co.	10,359	40,710
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	20,662	48,918
*Methanol Chemicals Co.	50,686	337,844
*Middle East Healthcare Co.	25,922	266,083
Middle East Paper Co.	81,656	705,376
*Middle East Specialized Cables Co.	3,417	11,515
*Mobile Telecommunications Co.	294,491	1,174,604
Mouwasat Medical Services Co.	11,408	750,658
Najran Cement Co.	47,061	179,928
*Nama Chemicals Co.	2,845	26,966
*National Agriculture Development Co. (The)	25,821	201,710
National Co. for Glass Industries (The)	5,965	54,709
National Co. for Learning & Education	745	22,008
National Gas & Industrialization Co.	9,324	152,636
National Gypsum	2,553	16,881
*National Industrialization Co.	193,106	702,260

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
National Medical Care Co.	11,148	$282,066
Northern Region Cement Co.	40,164	128,072
Qassim Cement Co. (The)	16,517	302,975
*Rabigh Refining & Petrochemical Co.	206,421	614,194
Riyad Bank	346,296	2,769,851
SABIC Agri-Nutrients Co.	39,039	1,390,570
Sahara International Petrochemical Co.	229,520	2,368,204
Saudi Airlines Catering Co.	17,939	453,892
*Saudi Arabian Mining Co.	80,746	1,494,060
ΩSaudi Arabian Oil Co.	171,564	1,646,707
Saudi Automotive Services Co.	11,420	118,289
Saudi Basic Industries Corp.	90,314	2,222,514
Saudi British Bank (The)	97,672	941,382
Saudi Cement Co.	29,772	446,100
Saudi Ceramic Co.	36,851	314,403
Saudi Chemical Co. Holding	19,265	154,862
*Saudi Co. For Hardware CJSC	4,141	34,999
Saudi Electricity Co.	53,847	347,428
*Saudi Ground Services Co.	23,920	164,858
Saudi Industrial Investment Group	164,964	1,119,347
Saudi Industrial Services Co.	36,024	262,206
Saudi Investment Bank (The)	66,189	289,060
*Saudi Kayan Petrochemical Co.	730,714	2,466,430
*Saudi Marketing Co.	10,474	75,399
Saudi National Bank (The)	197,013	2,568,570
*Saudi Paper Manufacturing Co.	4,298	34,950
Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,138	137,450
*Saudi Printing & Packaging Co.	10,200	49,658
*Saudi Public Transport Co.	15,912	77,636
*Saudi Real Estate Co.	60,031	221,193
*Saudi Reinsurance Co.	16,970	73,930
*Saudi Research & Media Group	8,890	499,643
Saudi Telecom Co.	213,692	2,563,825
Saudia Dairy & Foodstuff Co.	5,962	442,536
Savola Group (The)	102,315	868,833
*Seera Group Holding	91,814	606,104
*Sinad Holding Co.	28,188	92,139
Southern Province Cement Co.	23,222	325,047
*Tabuk Cement Co.	17,482	72,525
*Takween Advanced Industries Co.	12,357	32,649
Umm Al-Qura Cement Co.	14,668	68,360
United Electronics Co.	19,274	393,630
United International Transportation Co.	33,965	537,905
United Wire Factories Co.	8,670	63,337
*Walaa Cooperative Insurance Co.	11,089	42,929
Yamama Cement Co.	48,069	422,928
Yanbu Cement Co.	25,168	239,555
Yanbu National Petrochemical Co.	57,568	686,082
Zahrat Al Waha For Trading Co.	3,201	31,364
*Zamil Industrial Investment Co.	10,654	51,698

TOTAL SAUDI ARABIA		63,488,458

SINGAPORE — (0.7%)
AEM Holdings, Ltd.	143,000	362,283
Amara Holdings, Ltd.	25,000	6,277
*Aspen Group Holdings, Ltd.	10,921	270
*Aspial Corp., Ltd.	58,100	3,266
*Avarga, Ltd.	188,400	30,361
Aztech Global, Ltd.	69,000	41,892

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
*Banyan Tree Holdings, Ltd.	203,300	$55,619
*Best World International, Ltd.	28,100	45,915
Bonvests Holdings, Ltd.	22,000	15,954
BRC Asia, Ltd.	30,400	39,876
Bukit Sembawang Estates, Ltd.	56,100	170,299
Bund Center Investment, Ltd.	64,750	23,538
CapitaLand Ascott Trust	14,310	11,584
Capitaland Investment, Ltd.	251,000	699,861
Centurion Corp., Ltd.	57,200	15,435
China Aviation Oil Singapore Corp., Ltd.	132,800	92,074
China Sunsine Chemical Holdings, Ltd.	230,000	79,301
City Developments, Ltd.	210,000	1,093,955
Civmec, Ltd.	16,000	8,215
ComfortDelGro Corp., Ltd.	761,800	679,490
*COSCO SHIPPING International Singapore Co., Ltd.	278,000	35,007
CSE Global, Ltd.	278,260	74,042
DBS Group Holdings, Ltd.	213,674	5,256,366
Del Monte Pacific, Ltd.	252,659	44,504
Delfi, Ltd.	125,100	108,770
DFI Retail Group Holdings, Ltd.	79,300	237,900
Dyna-Mac Holdings, Ltd.	138,900	26,548
*<»Ezion Holdings, Ltd.	1,747,154	—
#*<»Ezra Holdings, Ltd.	767,465	—
Far East Orchard, Ltd.	57,339	44,697
First Resources, Ltd.	482,400	553,215
Food Empire Holdings, Ltd.	131,300	99,399
Frasers Property, Ltd.	125,500	82,309
Frencken Group, Ltd.	251,400	195,972
Fu Yu Corp., Ltd.	231,600	36,455
*Gallant Venture, Ltd.	282,900	30,747
Genting Singapore, Ltd.	1,119,600	948,280
Geo Energy Resources, Ltd.	291,800	73,270
Golden Agri-Resources, Ltd.	3,450,600	711,251
*Golden Energy & Resources, Ltd.	174,800	125,124
Great Eastern Holdings, Ltd.	9,800	125,094
GuocoLand, Ltd.	120,366	143,449
Hiap Hoe, Ltd.	39,000	21,778
Ho Bee Land, Ltd.	79,100	128,657
Hong Fok Corp., Ltd.	163,420	126,165
Hong Leong Asia, Ltd.	146,400	75,167
Hongkong Land Holdings, Ltd.	196,100	868,723
Hotel Grand Central, Ltd.	42,775	28,856
Hour Glass, Ltd. (The)	96,900	151,072
Hrnetgroup, Ltd.	21,500	12,086
Hutchison Port Holdings Trust, Class U	2,167,100	409,582
*<»Hyflux, Ltd.	291,500	—
iFAST Corp., Ltd.	66,300	229,589
Indofood Agri Resources, Ltd.	175,000	41,319
Japfa, Ltd.	369,240	58,120
Keppel Corp., Ltd.	200,100	925,396
Keppel Infrastructure Trust	818,015	300,436
KSH Holdings, Ltd.	66,000	16,820
Low Keng Huat Singapore, Ltd.	66,000	19,788
*Mandarin Oriental International, Ltd.	21,800	39,676
*Marco Polo Marine, Ltd.	343,100	11,572
*<»Midas Holdings, Ltd.	550,500	—
Nanofilm Technologies International, Ltd.	131,000	147,285
NETLINK NBN TRUST	595,400	390,492

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
*Oceanus Group, Ltd.	2,196,800	$19,759
Olam Group, Ltd.	180,205	216,114
OUE, Ltd.	165,800	145,401
Oversea-Chinese Banking Corp., Ltd.	217,126	2,047,329
Oxley Holdings, Ltd.	474,847	48,761
Pan-United Corp., Ltd.	53,750	15,309
Propnex, Ltd.	70,600	66,147
Q&M Dental Group Singapore, Ltd.	112,920	27,084
QAF, Ltd.	102,907	66,334
*Raffles Education Corp., Ltd.	143,481	5,592
Raffles Medical Group, Ltd.	383,811	422,893
*RH PetroGas, Ltd.	112,300	15,993
Riverstone Holdings, Ltd.	200,000	90,695
*SATS, Ltd.	78,678	149,790
SBS Transit, Ltd.	22,300	45,966
*Seatrium, Ltd.	12,829,515	1,192,414
Sembcorp Industries, Ltd.	646,100	2,072,711
Sheng Siong Group, Ltd.	315,100	418,039
*SIA Engineering Co., Ltd.	38,200	63,850
Silverlake Axis, Ltd.	160,800	40,376
Sinarmas Land, Ltd.	520,200	70,574
Sing Holdings, Ltd.	16,000	4,197
Singapore Airlines, Ltd.	430,150	1,886,128
Singapore Exchange, Ltd.	310,600	2,227,967
Singapore Land Group, Ltd.	80,613	132,326
Singapore Technologies Engineering, Ltd.	228,700	620,540
Singapore Telecommunications, Ltd.	40,000	76,453
Singapore Telecommunications, Ltd.	172,800	330,278
Stamford Land Corp., Ltd.	289,179	86,701
StarHub, Ltd.	218,200	163,550
*<»Swiber Holdings, Ltd.	105,749	–
Tai Sin Electric, Ltd.	55,856	16,328
Thomson Medical Group, Ltd.	81,900	3,867
Tuan Sing Holdings, Ltd.	248,424	62,378
UMS Holdings, Ltd.	362,250	279,667
United Overseas Bank, Ltd.	149,292	3,157,831
UOB-Kay Hian Holdings, Ltd.	149,808	159,448
UOL Group, Ltd.	148,855	773,200
Venture Corp., Ltd.	102,400	1,302,498
Vicom, Ltd.	18,400	25,514
Wee Hur Holdings, Ltd.	112,500	16,359
Wilmar International, Ltd.	1,030,300	3,034,950
Wing Tai Holdings, Ltd.	211,800	234,954

TOTAL SINGAPORE		38,266,708

SOUTH AFRICA — (1.2%)
Absa Group, Ltd.	182,366	1,771,819
Adcock Ingram Holdings, Ltd.	28,223	77,335
Advtech, Ltd.	328,172	329,002
AECI, Ltd.	70,081	330,823
African Rainbow Minerals, Ltd.	56,458	709,286
Afrimat, Ltd.	19,640	57,297
Alexander Forbes Group Holdings, Ltd.	210,757	56,713
Altron, Ltd., Class A	61,028	29,173
Anglo American Platinum, Ltd.	8,787	520,590
AngloGold Ashanti, Ltd.	36,658	981,242
AngloGold Ashanti, Ltd., Sponsored ADR	60,693	1,613,220
*ArcelorMittal South Africa, Ltd.	42,158	8,877
Aspen Pharmacare Holdings, Ltd.	172,841	1,728,056

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Astral Foods, Ltd.	26,679	$245,169
*Aveng, Ltd.	19,193	11,148
AVI, Ltd.	246,867	920,296
Balwin Properties, Ltd.	30,346	4,929
Barloworld, Ltd.	146,437	725,547
Bid Corp., Ltd.	29,569	673,252
Bidvest Group, Ltd. (The)	87,949	1,205,203
*Blue Label Telecoms, Ltd.	273,860	67,552
Capitec Bank Holdings, Ltd.	8,562	745,917
Cashbuild, Ltd.	13,762	133,226
City Lodge Hotels, Ltd.	232,275	50,816
Clicks Group, Ltd.	82,281	1,203,090
Coronation Fund Managers, Ltd.	258,170	423,464
Curro Holdings, Ltd.	41,356	18,321
DataTec, Ltd.	139,375	277,016
ΩDis-Chem Pharmacies, Ltd.	182,253	265,349
*Discovery, Ltd.	111,691	878,256
DRDGOLD, Ltd.	83,033	88,920
*EOH Holdings, Ltd.	61,106	5,681
Exxaro Resources, Ltd.	93,007	975,763
Famous Brands, Ltd.	43,540	155,717
FirstRand, Ltd.	818,673	2,881,783
Foschini Group, Ltd. (The)	124,523	644,758
Gold Fields, Ltd.	2,977	46,250
Gold Fields, Ltd., Sponsored ADR	568,576	8,847,043
Grindrod, Ltd.	385,667	207,137
Harmony Gold Mining Co., Ltd.	14,209	66,500
Harmony Gold Mining Co., Ltd., Sponsored ADR	143,563	661,825
Hudaco Industries, Ltd.	19,536	164,547
Impala Platinum Holdings, Ltd.	274,097	2,664,552
Investec, Ltd.	113,210	622,899
Invicta Holdings, Ltd.	5,204	8,112
Italtile, Ltd.	119,404	80,653
JSE, Ltd.	31,754	167,039
KAP Industrial Holdings, Ltd.	1,374,226	228,490
Kumba Iron Ore, Ltd.	15,191	368,663
Lewis Group, Ltd.	40,500	84,173
Life Healthcare Group Holdings, Ltd.	825,919	936,873
Merafe Resources, Ltd.	524,625	34,145
*Metair Investments, Ltd.	98,252	131,925
MiX Telematics, Ltd., Sponsored ADR	7,590	58,822
Momentum Metropolitan Holdings	720,092	728,609
Motus Holdings, Ltd.	126,445	656,992
Mpact, Ltd.	81,828	125,313
Mr Price Group, Ltd.	73,611	605,596
MTN Group, Ltd.	519,953	3,649,162
MultiChoice Group	167,421	1,048,364
*Murray & Roberts Holdings, Ltd.	118,042	8,522
*Nampak, Ltd.	49,933	2,458
Nedbank Group, Ltd.	153,550	1,772,433
NEPI Rockcastle NV	88,954	537,799
Netcare, Ltd.	582,723	508,344
*Northam Platinum Holdings, Ltd.	122,047	1,195,121
Oceana Group, Ltd.	48,707	178,485
Old Mutual, Ltd.	2,788,866	1,772,428
Omnia Holdings, Ltd.	88,978	280,116
ΩPepkor Holdings, Ltd.	605,128	560,986
Pick n Pay Stores, Ltd.	193,536	459,607

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
*PPC, Ltd.	806,394	$125,257
PSG Konsult, Ltd.	185,261	132,736
Raubex Group, Ltd.	82,409	118,901
RCL Foods, Ltd.	37,465	23,360
Reunert, Ltd.	101,585	327,417
RFG Holdings, Ltd.	35,527	18,051
Royal Bafokeng Platinum, Ltd.	109,654	860,919
Sanlam, Ltd.	409,528	1,263,945
Santam, Ltd.	16,462	255,640
Sappi, Ltd.	378,079	859,602
Sasol, Ltd.	41,897	543,472
Sasol, Ltd., Sponsored ADR	15,181	197,657
Shoprite Holdings, Ltd.	116,177	1,416,649
Sibanye Stillwater, Ltd.	964,557	2,129,714
#Sibanye Stillwater, Ltd., ADR	75,513	675,841
*Southern Sun, Ltd.	160,861	39,327
#SPAR Group, Ltd. (The)	84,955	652,365
Spur Corp., Ltd.	32,726	42,510
Stadio Holdings, Ltd.	17,771	4,374
Standard Bank Group, Ltd.	245,942	2,304,090
Sun International, Ltd.	158,129	354,593
Super Group, Ltd.	351,570	615,121
*Telkom SA SOC, Ltd.	217,907	395,442
Thungela Resources, Ltd.	13,333	123,843
Tiger Brands, Ltd.	55,573	602,393
Truworths International, Ltd.	213,335	634,507
Tsogo Sun Gaming, Ltd.	157,765	105,270
Vodacom Group, Ltd.	84,203	576,728
*Wilson Bayly Holmes-Ovcon, Ltd.	33,052	195,813
Woolworths Holdings, Ltd.	397,206	1,413,181
*Zeda, Ltd.	146,437	97,391

TOTAL SOUTH AFRICA		67,390,698

SPAIN — (1.5%)
Acciona SA	15,468	2,868,872
Acerinox SA	101,941	1,102,466
ACS Actividades de Construccion y Servicios SA	73,041	2,515,875
ΩAedas Homes SA	2,747	42,154
*ΩAena SME SA	9,723	1,641,253
Alantra Partners SA	614	7,660
Almirall SA	21,582	221,705
*Amadeus IT Group SA	63,703	4,482,700
*Amper SA	310,784	52,769
Applus Services SA	87,693	736,261
Atresmedia Corp. de Medios de Comunicacion SA	23,070	92,351
Azkoyen SA	4,453	32,053
Banco Bilbao Vizcaya Argentaria SA	487,011	3,575,428
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	725,894	5,328,062
Banco de Sabadell SA	4,440,666	4,631,863
Banco Santander SA	116,432	415,505
Banco Santander SA	1,285,247	4,521,352
Banco Santander SA, Sponsored ADR	382,537	1,327,403
Bankinter SA	298,948	1,769,661
CaixaBank SA	675,723	2,500,578
*<»CAJA de Ahorros del Mediterraneo	4,397	—
ΩCellnex Telecom SA	18,856	794,583
Cia de Distribucion Integral Logista Holdings SA	33,654	916,215
CIE Automotive SA	26,008	784,432
Construcciones y Auxiliar de Ferrocarriles SA	10,802	335,699

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
*Distribuidora Internacional de Alimentacion SA	3,514,611	$61,306
Ebro Foods SA	30,974	575,847
*eDreams ODIGEO SA	21,208	120,580
Elecnor SA	14,525	190,823
Enagas SA	145,449	2,915,242
Ence Energia y Celulosa SA	71,139	279,121
Endesa SA	48,213	1,084,234
Ercros SA	47,819	223,310
Faes Farma SA	208,641	737,085
Ferrovial SA	55,827	1,752,221
Fluidra SA	29,355	503,294
Fomento de Construcciones y Contratas SA	30,649	310,280
ΩGestamp Automocion SA	93,856	406,592
ΩGlobal Dominion Access SA	50,319	210,542
*Grifols SA	41,548	427,498
Grupo Catalana Occidente SA	13,510	437,009
*Grupo Empresarial San Jose SA	7,310	31,877
Iberdrola SA	443,331	5,765,554
Iberpapel Gestion SA	1,857	32,495
Indra Sistemas SA	78,788	1,043,780
Industria de Diseno Textil SA	81,912	2,817,816
Laboratorios Farmaceuticos Rovi SA	8,008	355,223
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	210,927	195,139
Mapfre SA	457,650	918,028
*Mediaset Espana Comunicacion SA	4,949	16,489
*Melia Hotels International SA	52,393	339,241
Miquel y Costas & Miquel SA	12,723	171,082
Naturgy Energy Group SA	22,950	717,029
ΩNeinor Homes SA	7,561	76,545
*Obrascon Huarte Lain SA	26,914	15,317
Pharma Mar SA	5,770	240,024
Prim SA	2,407	27,769
ΩProsegur Cash SA	122,107	84,523
Prosegur Cia de Seguridad SA	33,204	63,857
*Realia Business SA	55,988	61,811
Red Electrica Corp SA	82,014	1,494,415
Repsol SA	625,114	9,209,700
Repsol SA, Sponsored ADR	41,900	612,578
Sacyr SA	234,045	775,671
*Solaria Energia y Medio Ambiente SA	35,028	553,379
*Soltec Power Holdings SA	3,788	21,683
*ΩTalgo SA	14,507	50,449
Telefonica SA	1,489,576	6,783,508
Telefonica SA, Sponsored ADR	53,919	243,175
*Tubacex SA	54,520	148,368
#ΩUnicaja Banco SA	664,312	674,360
Vidrala SA	8,465	889,676
Viscofan SA	21,189	1,455,018

TOTAL SPAIN		86,817,463

SWEDEN — (2.0%)
AAK AB	16,214	326,264
ΩAcadeMedia AB	41,349	209,824
AddLife AB, Class B	29,908	353,394
*Addnode Group AB	40,074	508,287
AddTech AB, B Shares	62,854	1,256,191
AFRY AB	54,588	1,024,465
Alfa Laval AB	19,575	716,607
ΩAlimak Group AB	26,410	194,910

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Alleima AB	29,339	$150,396
Alligo AB, Class B	11,021	122,918
ΩAmbea AB	25,385	96,519
*Annehem Fastigheter AB, Class B	21,544	40,621
AQ Group AB	828	33,016
*Arise AB	9,054	49,078
Arjo AB, Class B	64,919	287,087
Assa Abloy AB, Class B	33,603	799,022
Atlas Copco AB, Class A	382,736	5,526,160
Atlas Copco AB, Class B	115,051	1,472,734
Atrium Ljungberg AB, B Shares	9,002	167,187
*ΩAttendo AB	40,806	144,610
#Avanza Bank Holding AB	36,591	776,608
Axfood AB	18,216	451,438
Beijer Alma AB, Class B	22,051	500,903
Beijer Electronics Group AB	9,700	107,428
Beijer Ref AB	53,013	865,181
Bergman & Beving AB	12,025	168,817
#*Besqab AB	1,033	2,749
*Besqab AB	2,066	5,438
*Betsson AB, Class B	202,495	2,185,400
*Better Collective A/S	6,391	135,206
Bilia AB, A Shares	63,254	712,877
Billerud AB	72,401	694,276
*BioGaia AB, Class B	34,020	337,638
Biotage AB	17,999	223,556
*Bjorn Borg AB	2,121	8,147
Boliden AB	90,784	3,241,132
Bonava AB, B Shares	85,478	153,668
*ΩBoozt AB	1,646	19,064
ΩBravida Holding AB	58,534	710,471
Bufab AB	17,301	572,807
Bulten AB	6,216	57,571
*Byggfakta Group Nordic Holdco AB	3,626	13,257
Byggmax Group AB	42,819	130,996
#Castellum AB	18,860	228,550
Catella AB	15,449	52,414
Catena AB	7,823	299,428
*Catena Media PLC	19,393	54,565
*Cavotec SA	5,047	7,085
Cellavision AB	2,766	47,191
Clas Ohlson AB, B Shares	56,070	422,551
Cloetta AB, B Shares	216,662	458,365
Concentric AB	20,211	424,624
ΩCoor Service Management Holding AB	34,404	223,719
Corem Property Group AB, Class B	62,857	49,760
Corem Property Group AB, Class D	1,208	18,160
Dedicare AB, Class B	2,426	34,295
Dios Fastigheter AB	20,649	147,158
#ΩDometic Group AB	262,698	1,876,771
*Doro AB	9,675	14,384
*Duni AB	16,158	176,431
*ΩDustin Group AB	33,833	116,171
Eastnine AB	8,283	79,057
Elanders AB, Class B	5,709	72,467
Electrolux AB, Class B	79,322	1,195,176
Electrolux Professional AB, Class B	46,332	269,665
#Elekta AB, Class B	98,669	827,849

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*ΩEltel AB	18,432	$15,993
*Enea AB	5,049	33,275
Eolus Vind AB, Class B	1,116	8,835
Epiroc AB, Class A	60,764	1,214,421
Epiroc AB, Class B	38,078	653,736
Essity AB, Class A	2,390	72,465
Essity AB, Class B	55,468	1,680,168
ΩEvolution AB	7,280	969,082
Ework Group AB	3,724	51,990
Fabege AB	19,571	156,648
Fagerhult AB	24,209	154,592
*Fastighets AB Balder, Class B	34,272	159,010
*Fastighets AB Trianon	2,000	3,627
FastPartner AB, Class A	10,334	63,169
Fenix Outdoor International AG	933	74,860
*Ferronordic AB	4,563	42,528
#*Fingerprint Cards AB, Class B	19,913	5,168
*FormPipe Software AB	4,982	12,628
Fortnox AB	65,773	452,198
G5 Entertainment AB	2,732	60,088
GARO AB	9,072	71,950
Getinge AB, Class B	25,831	654,510
Granges AB	75,324	747,567
#H & M Hennes & Mauritz AB, Class B	74,575	1,089,698
Hanza AB	6,759	51,991
Heba Fastighets AB, Class B	6,093	18,415
Hexagon AB, Class B	66,816	761,164
*Hexatronic Group AB	44,625	376,325
*Hexpol AB	66,447	781,901
HMS Networks AB	11,235	521,812
Holmen AB, Class B	19,680	743,090
Hufvudstaden AB, Class A	13,238	188,556
*Humana AB	23,713	33,429
Husqvarna AB, A Shares	12,851	110,127
Husqvarna AB, B Shares	209,236	1,801,218
Indutrade AB	54,226	1,298,918
Instalco AB	66,558	349,101
*International Petroleum Corp.	2,124	20,719
*International Petroleum Corp.	47,474	463,065
Intrum AB	38,126	344,118
Inwido AB	43,125	451,967
*ITAB Shop Concept AB	3,537	4,035
JM AB	31,378	502,611
#*John Mattson Fastighetsforetagen AB	1,319	9,104
Kabe Group AB, Class B	658	13,055
*Karnov Group AB	16,114	87,190
Kindred Group PLC	165,484	2,029,578
KNOW IT AB	17,201	398,278
Lagercrantz Group AB, B Shares	83,618	1,074,445
Lifco AB, Class B	21,302	484,927
Lime Technologies AB	4,048	100,241
Lindab International AB	43,908	701,603
Loomis AB	88,276	2,822,835
Medicover AB, Class B	16,221	267,418
*Medivir AB	8,875	6,559
MEKO AB	26,798	328,403
*Millicom International Cellular SA	184,506	3,303,471
#MIPS AB	10,711	577,045

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Modern Times Group MTG AB, Class B	35,306	$283,453
*Momentum Group AB	11,021	90,255
ΩMunters Group AB	42,291	413,953
Mycronic AB	31,065	659,021
#NCAB Group AB	30,222	230,262
NCC AB, Class B	38,158	379,078
Nederman Holding AB	1,852	35,299
*Net Insight AB, Class B	97,523	49,773
New Wave Group AB, Class B	19,517	393,489
Nibe Industrier AB, Class B	19,277	215,186
Nilorngruppen AB, Class B	2,904	20,158
Nobia AB	79,215	115,456
Nolato AB, Class B	130,629	723,364
*Nordic Paper Holding AB	7,559	29,478
Nordic Waterproofing Holding AB	11,387	155,198
Nordnet AB publ	18,270	286,414
*Note AB	3,599	80,490
NP3 Fastigheter AB	6,118	117,561
Nyfosa AB	15,955	108,962
OEM International AB, Class B	22,824	221,403
#Orron Energy ab	21,811	25,389
Peab AB, Class B	115,729	610,956
Platzer Fastigheter Holding AB, Class B	13,690	115,182
Prevas AB, B Shares	2,774	41,216
Pricer AB, Class B	52,318	53,556
Proact IT Group AB	17,259	185,088
Ratos AB, B Shares	106,434	367,119
*RaySearch Laboratories AB	11,118	74,357
ΩResurs Holding AB	123,403	234,480
Rottneros AB	45,215	54,308
Saab AB, Class B	18,447	1,035,179
Sagax AB, Class B	15,490	379,048
#Samhallsbyggnadsbolaget i Norden AB	198,108	232,231
Samhallsbyggnadsbolaget i Norden AB, Class D	15,072	22,805
Sandvik AB	109,378	2,223,336
*Scandi Standard AB	31,872	164,685
#*ΩScandic Hotels Group AB	256,079	913,244
*Sdiptech AB	2,912	67,113
*Sectra AB, Class B	37,716	594,572
Securitas AB, Class B	112,342	1,005,435
*Sensys Gatso Group AB	265,188	23,165
*Serneke Group AB	2,060	5,603
#*ΩSinch AB	91,610	241,590
Skandinaviska Enskilda Banken AB, Class A	131,682	1,495,620
Skandinaviska Enskilda Banken AB, Class C	1,689	21,538
Skanska AB, Class B	99,082	1,617,034
SKF AB, Class A	6,504	117,306
SKF AB, Class B	119,319	2,155,530
#SkiStar AB	14,478	186,175
Solid Forsakring AB	2,960	18,729
SSAB AB, Class A	96,409	682,939
SSAB AB, Class A	13,020	92,310
SSAB AB, Class B	73,711	495,584
SSAB AB, Class B	376,672	2,538,260
*Stendorren Fastigheter AB	3,661	71,741
*Stillfront Group AB	194,351	413,059
Svenska Cellulosa AB SCA, Class A	5,089	69,459
Svenska Cellulosa AB SCA, Class B	81,266	1,112,755

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Svenska Handelsbanken AB, Class A	103,526	$914,624
#Svenska Handelsbanken AB, Class B	2,965	32,549
Sweco AB, Class B	59,184	791,640
Swedbank AB, Class A	61,415	1,065,770
*Swedish Orphan Biovitrum AB, Class B	20,274	492,952
Systemair AB	24,539	212,681
Tele2 AB, Class B	195,612	2,077,743
#Telefonaktiebolaget LM Ericsson, Class A	8,527	52,207
Telefonaktiebolaget LM Ericsson, Class B	476,467	2,618,484
Telia Co. AB	474,836	1,322,120
*Tethys Oil AB	12,475	63,790
TF Bank AB	582	7,751
ΩThule Group AB	31,481	907,547
Trelleborg AB, Class B	66,115	1,659,119
Troax Group AB	16,089	364,217
VBG Group AB, Class B	1,816	30,133
*Viaplay Group AB	31,630	805,455
Vitec Software Group AB, B Shares	5,605	294,533
Vitrolife AB	11,105	249,442
Volati AB	961	9,594
Volvo AB, Class A	43,940	929,584
Volvo AB, Class B	509,728	10,475,582
Wallenstam AB, Class B	50,570	200,264
Wihlborgs Fastigheter AB	51,282	413,466

TOTAL SWEDEN		112,481,870

SWITZERLAND — (5.6%)
ABB, Ltd., Registered	344,926	12,447,641
*Accelleron Industries AG	22,956	564,841
*»Accelleron Industries AG, ADR	172	4,202
Adecco Group AG	72,777	2,496,356
*Alcon, Inc.	108,421	7,858,354
Allreal Holding AG, Registered	7,812	1,388,527
ALSO Holding AG, Registered	3,274	701,847
*ams-OSRAM AG	109,559	755,792
APG SGA SA	506	111,996
Arbonia AG	23,513	287,424
*Aryzta AG	165,972	295,376
Ascom Holding AG, Registered	18,855	183,455
*Autoneum Holding AG	1,796	273,219
Baloise Holding AG, Registered	37,111	6,216,786
Banque Cantonale de Geneve	600	138,869
Banque Cantonale Vaudoise, Registered	14,411	1,520,356
Barry Callebaut AG	1,435	3,069,760
*Basilea Pharmaceutica AG, Registered	3,248	157,647
Belimo Holding AG, Class R	3,164	1,527,877
Bell Food Group AG	1,120	356,115
Bellevue Group AG	4,979	175,654
Berner Kantonalbank AG, Registered	1,822	489,251
BKW AG	6,383	1,097,240
Bossard Holding AG, Registered	4,988	1,224,513
Bucher Industries AG, Registered	5,240	2,359,634
Burckhardt Compression Holding AG	1,870	1,155,553
Burkhalter Holding AG	2,071	222,911
Bystronic AG	561	406,544
Calida Holding AG, Registered	2,049	95,423
Carlo Gavazzi Holding AG	216	78,872
Cembra Money Bank AG	14,576	1,170,109
Chocoladefabriken Lindt & Spruengli AG	12	1,480,366

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
#*Cicor Technologies, Ltd.	1,054	$52,579
Cie Financiere Richemont SA, Registered	44,496	7,346,427
Cie Financiere Tradition SA	873	117,701
Clariant AG, Registered	111,523	1,861,954
Coltene Holding AG, Registered	2,091	170,795
Comet Holding AG, Class R	5,029	1,214,803
#COSMO Pharmaceuticals NV	1,258	76,182
Credit Suisse Group AG, Registered	30,925	27,810
Credit Suisse Group AG, Sponsored ADR	7,348	6,576
Daetwyler Holding AG	2,609	661,007
DKSH Holding AG	17,945	1,430,479
dormakaba Holding AG	1,248	559,465
*DSM-Firmenich AG	22,808	2,990,371
#*Dufry AG, Registered	42,117	1,943,424
EFG International AG	45,002	433,309
Emmi AG, Registered	1,112	1,160,663
EMS-Chemie Holding AG	984	808,714
Energiedienst Holding AG, Registered	2,433	121,643
Feintool International Holding AG	3,218	79,541
Flughafen Zurich AG, Registered	10,183	1,963,264
Forbo Holding AG, Registered	751	1,108,717
ΩGalenica AG	26,980	2,423,517
*GAM Holding AG	79,101	82,118
Geberit AG, Registered	8,657	4,929,350
Georg Fischer AG, Registered	89,268	6,494,133
Givaudan SA, Registered	1,655	5,805,191
#*Gurit Holding AG	2,320	234,854
Helvetia Holding AG, Registered	23,111	3,456,069
#*Hochdorf Holding AG	415	8,952
Holcim AG	93,907	6,205,954
Huber + Suhner AG, Registered	8,541	702,434
Hypothekarbank Lenzburg AG	9	43,885
Implenia AG, Registered	8,699	393,388
*Ina Invest Holding AG	1,202	24,646
Inficon Holding AG, Registered	807	877,676
Interroll Holding AG, Class R	272	994,731
Intershop Holding AG	333	234,958
Investis Holding SA	125	13,988
IVF Hartmann Holding AG, Registered Shares	78	10,078
Julius Baer Group, Ltd.	133,018	9,522,956
*Jungfraubahn Holding AG, Registered	980	167,361
Kardex Holding AG, Registered	3,547	806,997
Komax Holding AG, Class R	2,018	533,946
#*Kudelski SA	18,111	36,830
Kuehne + Nagel International AG, Registered	9,062	2,686,885
Landis+Gyr Group AG	40,085	3,314,708
LEM Holding SA, Registered	242	536,177
Liechtensteinische Landesbank AG	4,977	352,844
#Logitech International SA, Class RSponsored	84,780	5,041,019
Lonza Group AG, Registered	6,559	4,081,090
Luzerner Kantonalbank AG, Registered	7,040	633,564
ΩMedacta Group SA	1,894	254,931
*ΩMedmix AG	8,776	208,541
Meier Tobler Group AG	2,661	159,053
Metall Zug AG, Registered	94	194,854
Mikron Holding AG	2,431	31,956
Mobilezone Holding AG, Registered	19,983	305,790
Mobimo Holding AG, Registered	4,081	1,095,847

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Nestle SA, Registered	335,053	$43,110,241
Novartis AG, Registered	8,087	828,008
Novartis AG, Sponsored ADR	284,486	29,179,729
Novavest Real Estate AG	562	25,068
OC Oerlikon Corp. AG	32,787	183,376
#*Orascom Development Holding AG	6,054	46,933
Orell Fuessli AG, Registered	152	13,321
Orior AG	3,274	306,415
Partners Group Holding AG	4,822	4,676,535
Phoenix Mecano AG	223	110,491
Plazza AG, Registered A	217	77,043
PSP Swiss Property AG, Registered	14,511	1,713,506
Rieter Holding AG, Registered	1,653	180,520
Roche Holding AG	2,558	869,096
Roche Holding AG	71,243	22,440,284
Romande Energie Holding SA, Registered	69	100,006
Schaffner Holding AG	216	64,554
Schindler Holding AG, Registered	6,106	1,302,769
Schweiter Technologies AG	516	412,777
*ΩSensirion Holding AG	4,947	536,914
SFS Group AG	10,158	1,326,172
SGS SA, Registered	23,825	2,156,443
*Siegfried Holding AG, Registered	2,183	1,683,759
SIG Group AG	96,671	2,589,334
Sika AG, Registered	22,831	6,294,846
#Softwareone Holding AG	25,663	386,653
Sonova Holding AG	6,928	2,193,484
St Galler Kantonalbank AG, Registered	1,255	709,247
Stadler Rail AG	2,775	115,608
Straumann Holding AG, Class R	11,454	1,719,934
Sulzer AG, Registered	8,776	734,579
Swatch Group AG (The)	16,354	1,032,633
Swatch Group AG (The)	9,167	3,137,204
*Swiss Life Holding AG	9,122	6,014,032
Swiss Prime Site AG, Registered	58,055	5,273,576
Swiss Re AG	63,532	6,404,237
Swisscom AG, Registered	11,594	7,985,082
Swissquote Group Holding SA, Registered	7,305	1,561,869
Temenos AG, Registered	26,074	2,187,749
Thurgauer Kantonalbank	112	15,037
#Tornos Holding AG, Registered	3,658	24,906
TX Group AG	1,393	162,455
u-blox Holding AG	5,238	633,233
UBS Group AG	337,577	6,835,934
Valiant Holding AG	8,468	985,658
ΩVAT Group AG	8,146	2,867,414
Vaudoise Assurances Holding SA	445	235,487
Vetropack Holding AG	5,517	286,992
*Von Roll Holding AG	26,594	25,397
Vontobel Holding AG, Class R	14,911	1,000,154
VP Bank AG, Class A	1,623	181,620
VZ Holding AG	5,702	531,730
*V-ZUG Holding AG	820	75,362
*Walliser Kantonalbank, Registered	449	56,500
Warteck Invest AG, Registered	37	84,389
Ypsomed Holding AG, Registered	1,021	238,029
Zehnder Group AG, Registered	5,832	477,673
Zug Estates Holding AG, Class B	68	134,846

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Zuger Kantonalbank AG	36	$316,297
Zurich Insurance Group AG	14,246	6,911,323

TOTAL SWITZERLAND		319,113,668

TAIWAN — (5.3%)
ABC Taiwan Electronics Corp.	7,000	6,524
Ability Enterprise Co., Ltd.	27,000	17,829
*Ability Opto-Electronics Technology Co., Ltd.	35,700	106,255
#*AcBel Polytech, Inc.	283,540	390,136
Accton Technology Corp.	148,929	1,448,476
Acer, Inc.	1,098,521	1,080,923
ACES Electronic Co., Ltd.	46,161	45,271
#*Acme Electronics Corp.	21,336	22,139
*Acon Holding, Inc.	85,536	32,275
Acter Group Corp., Ltd.	52,700	232,279
ADATA Technology Co., Ltd.	71,503	174,440
Addcn Technology Co., Ltd.	10,647	70,305
Advanced Ceramic X Corp.	17,000	115,020
#Advanced Energy Solution Holding Co., Ltd.	4,000	89,127
Advanced International Multitech Co., Ltd.	71,000	208,779
Advanced Optoelectronic Technology, Inc.	60,000	36,985
#Advanced Power Electronics Corp.	33,000	111,637
#Advanced Wireless Semiconductor Co.	16,000	43,093
#Advancetek Enterprise Co., Ltd.	121,532	127,887
Advantech Co., Ltd.	38,039	459,054
AEON Motor Co., Ltd.	15,000	18,517
Aerospace Industrial Development Corp.	258,000	486,753
Airtac International Group	28,202	1,018,272
Alchip Technologies, Ltd.	9,000	346,914
Alexander Marine Co., Ltd.	3,000	46,109
*ALI Corp.	72,000	46,021
#Allied Circuit Co., Ltd.	10,000	50,744
Allis Electric Co., Ltd.	70,886	112,062
Alltek Technology Corp.	61,128	82,717
Alltop Technology Co., Ltd.	18,001	78,463
Alpha Networks, Inc.	80,000	92,120
Amazing Microelectronic Corp.	27,106	93,461
Ampacs Corp.	9,000	17,360
Ampire Co., Ltd.	34,000	42,414
Ample Electronic Technology Co., Ltd.	5,000	12,068
AMPOC Far-East Co., Ltd.	24,000	41,610
Anji Technology Co., Ltd.	10,000	17,663
Anpec Electronics Corp.	31,781	175,226
Apac Opto Electronics, Inc.	23,000	26,784
*Apacer Technology, Inc.	40,501	67,847
APAQ Technology Co., Ltd.	26,319	44,347
APCB, Inc.	62,000	34,991
Apex Biotechnology Corp.	43,226	38,807
#Apex International Co., Ltd.	86,252	154,590
Apex Science & Engineering	75,920	27,782
Apogee Optocom Co., Ltd.	5,000	9,872
Arcadyan Technology Corp.	55,566	181,650
Ardentec Corp.	389,120	683,499
Argosy Research, Inc.	28,025	93,439
ASE Technology Holding Co., Ltd.	1,108,796	3,642,788
#ASE Technology Holding Co., Ltd., ADR	80,120	549,623
Asia Cement Corp.	586,028	837,796
Asia Electronic Material Co., Ltd.	33,000	17,497
Asia Optical Co., Inc.	106,000	221,016

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Asia Pacific Telecom Co., Ltd.	983,588	$214,682
Asia Polymer Corp.	46,000	41,223
Asia Tech Image, Inc.	19,000	42,027
Asia Vital Components Co., Ltd.	187,946	962,885
ASMedia Technology, Inc.	3,364	124,197
Asolid Technology Co., Ltd.	5,000	16,020
ASPEED Technology, Inc.	8,600	731,528
ASROCK, Inc.	24,000	105,782
Asustek Computer, Inc.	99,502	914,347
Aten International Co., Ltd.	28,000	78,146
AU Optronics Corp.	4,215,984	2,331,357
Audix Corp.	10,000	18,509
AURAS Technology Co., Ltd.	101,000	814,768
Aurora Corp.	14,100	36,784
Avalue Technology, Inc.	16,000	57,770
AVer Information, Inc.	7,000	9,848
Avermedia Technologies	22,000	16,567
Axiomtek Co., Ltd.	25,000	61,153
*Azurewave Technologies, Inc.	54,000	40,927
Bafang Yunji International Co., Ltd.	12,000	70,261
Bank of Kaohsiung Co., Ltd.	317,217	126,918
Basso Industry Corp.	51,000	69,676
BenQ Materials Corp.	68,000	84,053
BES Engineering Corp.	1,443,000	490,505
Bin Chuan Enterprise Co., Ltd.	66,000	51,310
Bionime Corp.	7,000	17,009
Bioteque Corp.	25,000	92,706
Brave C&H Supply Co., Ltd.	15,000	52,940
Brighten Optix Corp.	3,000	23,518
#Brighton-Best International Taiwan, Inc.	134,423	155,225
Browave Corp.	20,000	35,521
C Sun Manufacturing, Ltd.	83,003	128,787
*Cameo Communications, Inc.	51,000	22,645
Capital Futures Corp.	34,509	48,717
Capital Securities Corp.	538,000	239,753
*Career Technology MFG. Co., Ltd.	448,715	338,625
Castles Technology Co., Ltd.	10,540	28,079
Caswell, Inc.	12,000	38,644
Cathay Financial Holding Co., Ltd.	1,406,053	1,941,513
Cathay Real Estate Development Co., Ltd.	327,300	179,926
Cayman Engley Industrial Co., Ltd.	15,327	35,647
Celxpert Energy Corp.	33,000	36,228
Central Reinsurance Co., Ltd.	117,077	69,311
Chain Chon Industrial Co., Ltd.	44,612	23,364
*ChainQui Construction Development Co., Ltd.	58,990	29,070
Champion Building Materials Co., Ltd.	98,573	29,820
Champion Microelectronic Corp.	5,000	9,547
Chang Hwa Commercial Bank, Ltd.	1,479,880	856,855
Chang Wah Electromaterials, Inc.	159,130	172,368
Chang Wah Technology Co., Ltd.	115,000	157,860
Channel Well Technology Co., Ltd.	85,000	150,411
Charoen Pokphand Enterprise	89,012	260,586
CHC Healthcare Group	50,000	111,247
CHC Resources Corp.	45,900	74,652
Chen Full International Co., Ltd.	48,000	70,729
Chenbro Micom Co., Ltd.	33,000	89,310
Cheng Loong Corp.	355,360	361,804
Cheng Mei Materials Technology Corp.	237,179	92,195

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Cheng Shin Rubber Industry Co., Ltd.	697,341	$857,428
Cheng Uei Precision Industry Co., Ltd.	183,050	249,485
*Chenming Electronic Technology Corp.	38,000	27,750
Chia Chang Co., Ltd.	9,000	10,964
Chian Hsing Forging Industrial Co., Ltd.	23,100	26,074
Chicony Electronics Co., Ltd.	261,400	824,780
Chicony Power Technology Co., Ltd.	78,807	219,175
Chief Telecom, Inc.	5,000	60,990
Chieftek Precision Co., Ltd.	32,670	81,084
Chien Shing Harbour Service Co., Ltd.	22,000	35,459
China Airlines, Ltd.	3,192,019	1,972,786
China Bills Finance Corp.	384,000	188,612
China Chemical & Pharmaceutical Co., Ltd.	122,000	108,537
China Container Terminal Corp.	12,000	8,724
China Development Financial Holding Corp.	3,562,412	1,518,016
China Ecotek Corp.	11,000	19,071
China General Plastics Corp.	204,108	166,314
China Glaze Co., Ltd.	21,000	10,998
China Metal Products	140,290	156,981
China Steel Chemical Corp.	39,000	145,889
China Steel Corp.	2,958,882	2,800,796
China Steel Structure Co., Ltd.	24,000	45,045
China Wire & Cable Co., Ltd.	34,160	29,446
Chinese Maritime Transport, Ltd.	31,570	41,744
Ching Feng Home Fashions Co., Ltd.	78,000	49,729
Chin-Poon Industrial Co., Ltd.	544,126	569,038
Chipbond Technology Corp.	556,000	1,191,848
ChipMOS Technologies, Inc.	373,096	449,038
ChipMOS Technologies, Inc., ADR	4,941	118,288
Chlitina Holding, Ltd.	29,000	206,587
Chong Hong Construction Co., Ltd.	84,940	220,760
Chroma ATE, Inc.	58,560	361,922
Chun YU Works & Co., Ltd.	18,900	16,845
*Chun Yuan Steel Industry Co., Ltd.	220,570	116,590
Chung Hung Steel Corp.	1,026,212	817,832
#Chung Hwa Chemical Industrial Works, Ltd.	19,000	25,216
Chung Hwa Food Industrial Co., Ltd.	6,600	22,757
Chung Hwa Pulp Corp.	191,629	152,717
Chung-Hsin Electric & Machinery Manufacturing Corp.	273,000	901,342
Chunghwa Precision Test Tech Co., Ltd.	7,000	109,864
Chunghwa Telecom Co., Ltd.	147,727	610,273
Chunghwa Telecom Co., Ltd., Sponsored ADR	1,000	41,220
Cleanaway Co., Ltd.	40,000	244,613
CoAsia Electronics Corp.	69,415	25,966
Collins Co., Ltd.	41,000	22,939
Compal Electronics, Inc.	1,655,747	1,289,913
#Compeq Manufacturing Co., Ltd.	947,000	1,327,664
Compucase Enterprise	17,000	27,981
Concord International Securities Co., Ltd.	21,200	10,758
Concord Securities Co., Ltd.	211,685	75,743
Continental Holdings Corp.	192,200	195,060
Contrel Technology Co., Ltd.	72,000	45,435
Coremax Corp.	18,891	57,332
Coretronic Corp.	242,000	588,814
#Co-Tech Development Corp.	478,253	852,509
Crowell Development Corp.	15,000	11,979
#*CSBC Corp. Taiwan	226,616	191,288
CTBC Financial Holding Co., Ltd.	7,736,654	5,687,513

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
CTCI Corp.	204,444	$282,634
CviLux Corp.	26,600	32,101
CyberPower Systems, Inc.	25,000	100,024
CyberTAN Technology, Inc.	154,424	114,528
Cypress Technology Co., Ltd.	19,161	37,334
Cystech Electronics Corp.	4,200	11,271
DA CIN Construction Co., Ltd.	138,000	138,483
Dadi Early-Childhood Education Group, Ltd.	9,368	33,520
Da-Li Development Co., Ltd.	120,832	124,202
Darfon Electronics Corp.	212,000	302,734
*Darwin Precisions Corp.	178,000	59,348
Daxin Materials Corp.	31,100	90,642
De Licacy Industrial Co., Ltd.	110,662	55,074
Delpha Construction Co., Ltd.	135,000	97,048
Delta Electronics, Inc.	57,699	563,054
Depo Auto Parts Ind Co., Ltd	58,000	184,325
DFI, Inc.	4,000	8,900
Dimerco Data System Corp.	10,500	34,155
#Dimerco Express Corp.	99,880	281,032
D-Link Corp.	276,897	158,973
DONPON PRECISION, INC.	17,000	15,207
Dr Wu Skincare Co., Ltd.	5,000	23,502
Dyaco International, Inc.	39,000	53,916
*Dynamic Holding Co., Ltd.	215,934	171,385
Dynapack International Technology Corp.	65,000	161,112
#E Ink Holdings, Inc.	219,000	1,357,063
E&R Engineering Corp.	11,982	19,877
E.Sun Financial Holding Co., Ltd.	2,700,297	2,191,507
*Eastern Media International Corp.	223,783	138,670
Eclat Textile Co., Ltd.	48,143	763,429
ECOVE Environment Corp.	10,000	96,772
*Edimax Technology Co., Ltd.	52,313	27,397
Edom Technology Co., Ltd.	77,578	69,774
eGalax_eMPIA Technology, Inc.	25,559	54,290
Elan Microelectronics Corp.	166,600	511,031
#*E-Lead Electronic Co., Ltd.	9,227	21,820
E-LIFE MALL Corp.	34,000	92,348
Elite Advanced Laser Corp.	42,723	51,280
Elite Material Co., Ltd.	189,162	1,006,034
Elite Semiconductor Microelectronics Technology, Inc.	185,000	487,436
Elitegroup Computer Systems Co., Ltd.	196,087	158,184
eMemory Technology, Inc.	19,000	1,127,917
Emerging Display Technologies Corp.	48,000	46,528
Ennoconn Corp.	28,893	235,430
ENNOSTAR, Inc.	655,933	1,064,684
EnTie Commercial Bank Co., Ltd.	226,000	110,638
Epileds Technologies, Inc.	36,000	18,912
Episil Technologies, Inc.	28,000	70,951
Episil-Precision, Inc.	28,139	57,665
Eson Precision Ind Co., Ltd.	41,000	87,221
Eternal Materials Co., Ltd.	412,293	433,851
Eurocharm Holdings Co., Ltd.	17,000	98,430
Eva Airways Corp.	2,118,132	1,849,942
*Everest Textile Co., Ltd.	253,794	64,558
Evergreen International Storage & Transport Corp.	431,000	379,232
Evergreen Marine Corp. Taiwan, Ltd.	551,888	2,899,241
Everlight Chemical Industrial Corp.	433,155	308,566
Everlight Electronics Co., Ltd.	210,225	273,188

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Excel Cell Electronic Co., Ltd.	32,000	$28,104
Excelliance Mos Corp.	9,000	37,326
Excelsior Medical Co., Ltd.	52,168	148,142
EZconn Corp.	12,600	20,616
Far Eastern Department Stores, Ltd.	496,249	361,583
Far Eastern International Bank	1,393,398	507,638
Far Eastern New Century Corp.	831,625	862,937
Far EasTone Telecommunications Co., Ltd.	420,000	1,077,921
#Faraday Technology Corp.	66,000	352,086
Farcent Enterprise Co., Ltd.	5,000	9,384
Farglory F T Z Investment Holding Co., Ltd.	41,000	96,424
Farglory Land Development Co., Ltd.	179,575	358,653
#*Federal Corp.	220,567	147,081
Feedback Technology Corp.	10,000	34,805
Feng Hsin Steel Co., Ltd.	239,000	528,649
Feng TAY Enterprise Co., Ltd.	118,297	733,043
FineTek Co., Ltd.	7,770	24,036
First Copper Technology Co., Ltd.	25,000	26,145
First Financial Holding Co., Ltd.	1,697,446	1,496,326
First Hi-Tec Enterprise Co., Ltd.	22,282	47,474
First Insurance Co., Ltd. (The)	81,000	41,366
*First Steamship Co., Ltd.	371,553	111,070
FIT Holding Co., Ltd.	83,000	103,269
Fitipower Integrated Technology, Inc.	61,000	313,507
Fittech Co., Ltd.	27,000	76,145
#FLEXium Interconnect, Inc.	186,515	573,332
Flytech Technology Co., Ltd.	51,312	118,005
FOCI Fiber Optic Communications, Inc.	26,000	32,814
Forest Water Environment Engineering Co., Ltd.	12,143	11,790
Formosa Advanced Technologies Co., Ltd.	69,000	97,409
Formosa Chemicals & Fibre Corp.	426,821	956,590
Formosa International Hotels Corp.	21,246	190,397
Formosa Laboratories, Inc.	71,108	192,443
Formosa Optical Technology Co., Ltd.	11,000	23,437
Formosa Petrochemical Corp.	57,000	160,937
Formosa Plastics Corp.	290,000	885,777
Formosa Sumco Technology Corp.	8,000	38,774
Formosan Union Chemical	164,304	142,164
Founding Construction & Development Co., Ltd.	62,208	37,536
Foxsemicon Integrated Technology, Inc.	28,845	175,458
#Franbo Lines Corp.	27,877	17,138
Froch Enterprise Co., Ltd.	89,000	64,125
Fu Chun Shin Machinery Manufacture Co., Ltd.	18,360	10,212
Fubon Financial Holding Co., Ltd.	1,427,686	2,739,968
#Fulgent Sun International Holding Co., Ltd.	74,129	296,588
Fulltech Fiber Glass Corp.	170,556	65,188
Fusheng Precision Co., Ltd.	50,000	351,305
Fwusow Industry Co., Ltd.	88,321	61,050
G Shank Enterprise Co., Ltd.	38,000	65,265
Gamania Digital Entertainment Co., Ltd.	108,000	259,263
*GCS Holdings, Inc.	38,000	41,099
GEM Services, Inc.	24,200	57,386
Gemtek Technology Corp.	1,036,348	1,045,028
General Interface Solution Holding, Ltd.	129,000	333,594
General Plastic Industrial Co., Ltd.	30,114	32,962
Generalplus Technology, Inc.	26,000	47,107
GeneReach Biotechnology Corp.	6,793	12,816
Genesys Logic, Inc.	11,000	38,644

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Genius Electronic Optical Co., Ltd.	49,646	$598,320
Genmont Biotech, Inc.	23,000	18,554
Genovate Biotechnology Co., Ltd.	18,360	17,498
Getac Holdings Corp.	167,000	319,414
GFC, Ltd.	12,000	28,924
Giant Manufacturing Co., Ltd.	97,159	579,936
*Giantplus Technology Co., Ltd.	147,000	65,270
Gigabyte Technology Co., Ltd.	241,000	1,026,950
*Gigasolar Materials Corp.	10,423	35,599
#*Gigastorage Corp.	160,060	99,183
Global Brands Manufacture, Ltd.	112,240	123,403
Global Lighting Technologies, Inc.	31,000	55,763
Global Mixed Mode Technology, Inc.	56,000	329,706
Global PMX Co., Ltd.	20,000	91,079
#Global Unichip Corp.	34,000	1,101,537
Globalwafers Co., Ltd.	39,000	610,198
*Globe Union Industrial Corp.	143,480	67,674
*Gloria Material Technology Corp.	284,636	544,412
*Glotech Industrial Corp.	20,000	9,531
GMI Technology, Inc.	34,768	24,033
Gold Circuit Electronics, Ltd.	208,900	670,002
Goldsun Building Materials Co., Ltd.	580,788	528,977
Good Will Instrument Co., Ltd.	22,000	25,405
#Gourmet Master Co., Ltd.	58,026	293,504
*Grand Fortune Securities Co., Ltd.	114,476	43,567
Grand Plastic Technology Corp.	8,000	86,916
GrandTech CG Systems, Inc.	27,890	63,686
Grape King Bio, Ltd.	46,000	273,823
Great China Metal Industry	57,000	46,909
Great Tree Pharmacy Co., Ltd.	23,815	312,957
*Great Wall Enterprise Co., Ltd.	281,614	469,929
Greatek Electronics, Inc.	185,000	324,356
GTM Holdings Corp.	59,350	55,214
Gudeng Precision Industrial Co., Ltd.	2,000	22,705
HannsTouch Solution, Inc.	289,941	94,784
Harmony Electronics Corp.	8,000	8,041
Harvatek Corp.	58,239	48,402
Heran Co., Ltd.	21,000	74,457
Hey Song Corp.	147,500	174,404
Hi-Clearance, Inc.	6,444	30,289
Highlight Tech Corp.	12,000	21,156
Highwealth Construction Corp.	204,425	279,615
HIM International Music, Inc.	12,800	37,556
Hiroca Holdings, Ltd.	28,795	41,447
Hitron Technology, Inc.	44,000	37,212
*Hiwin Mikrosystem Corp.	13,000	32,053
Hiwin Technologies Corp.	96,767	739,701
Hiyes International Co., Ltd.	12,000	26,426
Hocheng Corp.	97,580	88,399
Holiday Entertainment Co., Ltd.	17,850	39,367
Holtek Semiconductor, Inc.	67,000	149,724
Holy Stone Enterprise Co., Ltd.	64,000	212,344
Hon Hai Precision Industry Co., Ltd.	1,200,177	4,079,645
Hon Hai Precision Industry Co., Ltd., GDR	7,429	49,960
Hon Hai Precision Industry Co., Ltd., GDR	28,814	197,376
*Hong Pu Real Estate Development Co., Ltd.	111,695	89,014
Hong TAI Electric Industrial	109,000	73,571
Hong YI Fiber Industry Co.	48,000	27,558

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Hota Industrial Manufacturing Co., Ltd.	8,439	$19,353
Hotai Motor Co., Ltd.	40,000	860,047
*Hotron Precision Electronic Industrial Co., Ltd.	34,673	42,576
Hsin Kuang Steel Co., Ltd.	71,000	112,819
Hsin Yung Chien Co., Ltd.	10,000	32,528
#Hu Lane Associate, Inc.	82,266	366,608
HUA ENG Wire & Cable Co., Ltd.	96,000	51,212
Hua Nan Financial Holdings Co., Ltd.	1,232,539	878,022
Hua Yu Lien Development Co., Ltd.	20,000	37,277
Huaku Development Co., Ltd.	111,539	343,588
Huang Hsiang Construction Corp.	23,000	34,752
Huikwang Corp.	13,000	16,407
Hung Ching Development & Construction Co., Ltd.	60,000	43,425
#Hung Sheng Construction, Ltd.	252,608	187,345
Huxen Corp.	21,000	36,341
Hwa Fong Rubber Industrial Co., Ltd.	68,687	31,950
Hwacom Systems, Inc.	37,000	29,487
Hycon Technology Corp.	9,200	16,280
#Ibase Technology, Inc.	50,000	122,794
IBF Financial Holdings Co., Ltd.	1,382,463	555,369
Ichia Technologies, Inc.	139,000	128,182
I-Chiun Precision Industry Co., Ltd.	65,832	63,064
*Ideal Bike Corp.	56,000	21,950
Inergy Technology, Inc.	8,000	17,175
Info-Tek Corp.	40,000	70,781
#Innodisk Corp.	40,767	396,498
Innolux Corp.	6,703,274	2,921,814
Inpaq Technology Co., Ltd.	33,000	60,756
Insyde Software Corp.	14,000	57,608
Intai Technology Corp.	14,400	61,127
Integrated Service Technology, Inc.	36,656	99,323
IntelliEPI, Inc.	5,000	10,832
International Games System Co., Ltd.	70,000	1,218,183
Inventec Corp.	848,944	914,046
Iron Force Industrial Co., Ltd.	18,000	48,070
I-Sheng Electric Wire & Cable Co., Ltd.	48,000	71,744
I-Sunny Construction & Development Co., Ltd.	7,770	19,487
ITE Technology, Inc.	75,000	215,906
ITEQ Corp.	198,019	450,241
Jarllytec Co., Ltd.	26,000	59,963
Jean Co., Ltd.	25,224	13,415
Jentech Precision Industrial Co., Ltd.	18,698	276,737
Jess-Link Products Co., Ltd.	26,000	44,824
Jetway Information Co., Ltd.	9,000	10,232
Jia Wei Lifestyle, Inc.	29,327	64,392
JMC Electronics Co., Ltd.	6,000	6,841
Johnson Health Tech Co., Ltd.	19,000	41,408
Jourdeness Group, Ltd.	22,000	66,768
K Laser Technology, Inc.	52,000	40,426
Kaimei Electronic Corp.	30,000	67,333
Kaori Heat Treatment Co., Ltd.	12,147	78,431
Kaulin Manufacturing Co., Ltd.	34,000	15,926
Kedge Construction Co., Ltd.	16,500	38,107
*Keding Enterprises Co., Ltd.	6,000	25,177
KEE TAI Properties Co., Ltd.	186,790	81,722
Kenda Rubber Industrial Co., Ltd.	244,338	247,974
Kenmec Mechanical Engineering Co., Ltd.	68,000	70,118
Kerry TJ Logistics Co., Ltd.	69,000	86,187

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Key Ware Electronics Co., Ltd.	56,515	$20,589
Keystone Microtech Corp.	8,000	50,224
Kindom Development Co., Ltd.	178,200	172,157
King Chou Marine Technology Co., Ltd.	39,220	52,051
King Slide Works Co., Ltd.	23,000	308,986
King Yuan Electronics Co., Ltd.	1,503,545	2,298,662
King’s Town Bank Co., Ltd.	416,000	476,994
*King’s Town Construction Co., Ltd.	50,000	52,045
Kinik Co.	51,000	183,313
Kinko Optical Co., Ltd.	38,871	39,892
#Kinpo Electronics	1,502,000	642,475
Kinsus Interconnect Technology Corp.	170,000	611,043
#KMC Kuei Meng International, Inc.	32,581	153,671
KNH Enterprise Co., Ltd.	21,000	12,398
Ko Ja Cayman Co., Ltd.	5,000	7,807
KS Terminals, Inc.	46,162	113,969
Kung Long Batteries Industrial Co., Ltd.	34,000	159,258
*Kung Sing Engineering Corp.	163,738	42,289
Kuo Toong International Co., Ltd.	79,917	72,528
*Kuo Yang Construction Co., Ltd.	127,000	75,392
Kwong Lung Enterprise Co., Ltd.	35,000	60,454
L&K Engineering Co., Ltd.	116,000	171,118
La Kaffa International Co., Ltd.	9,000	49,329
LandMark Optoelectronics Corp.	22,000	72,278
Lanner Electronics, Inc.	29,793	99,334
Largan Precision Co., Ltd.	13,000	849,963
Laser Tek Taiwan Co., Ltd.	19,000	16,996
Laster Tech Corp., Ltd.	21,342	26,589
LCY Technology Corp.	10,000	8,474
*Leader Electronics, Inc.	36,000	27,929
Lealea Enterprise Co., Ltd.	308,933	108,027
LEE CHI Enterprises Co., Ltd.	96,000	59,175
Lelon Electronics Corp.	42,634	89,865
Lemtech Holdings Co., Ltd.	30,349	68,512
*Leofoo Development Co., Ltd.	40,104	23,873
*Li Cheng Enterprise Co., Ltd.	64,494	50,978
*Li Peng Enterprise Co., Ltd.	246,366	64,752
Lian HWA Food Corp.	53,948	159,690
*Lien Hwa Industrial Holdings Corp.	155,750	309,043
Ligitek Electronics Co., Ltd.	16,000	11,762
Lingsen Precision Industries, Ltd.	215,000	99,658
Lite-On Technology Corp.	1,916,164	4,581,217
Liton Technology Corp.	9,000	11,520
Long Da Construction & Development Corp.	80,000	63,495
Longchen Paper & Packaging Co., Ltd.	352,331	197,124
Longwell Co.	41,000	81,353
Lotes Co., Ltd.	31,089	887,896
#Lotus Pharmaceutical Co., Ltd.	41,000	346,084
Lu Hai Holding Corp.	8,001	8,198
Lumax International Corp., Ltd.	36,030	84,032
Lung Yen Life Service Corp.	76,000	92,706
M31 Technology Corp.	2,000	36,302
#Macauto Industrial Co., Ltd.	25,000	58,226
Machvision, Inc.	18,358	110,175
Macroblock, Inc.	5,000	18,378
Macronix International Co., Ltd.	1,140,974	1,195,067
Makalot Industrial Co., Ltd.	56,680	410,224
Marketech International Corp.	21,000	88,461

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Materials Analysis Technology, Inc.	20,355	$125,139
Mayer Steel Pipe Corp.	51,700	39,184
#Mechema Chemicals International Corp.	16,000	52,566
Medeon Biodesign, Inc.	20,200	37,847
MediaTek, Inc.	228,048	4,932,973
*Medigen Biotechnology Corp.	28,000	31,286
Mega Financial Holding Co., Ltd.	1,675,599	1,855,872
*Mercuries & Associates Holding, Ltd.	224,134	110,454
#*Mercuries Life Insurance Co., Ltd.	1,233,777	211,098
Merida Industry Co., Ltd.	60,000	334,716
Merry Electronics Co., Ltd.	67,981	190,393
METAAGE Corp.	16,000	25,710
Micro-Star International Co., Ltd.	262,394	1,241,874
Mildef Crete, Inc.	21,000	35,316
MIN AIK Technology Co., Ltd.	64,000	36,119
Mirle Automation Corp.	79,805	97,996
MJ International Co., Ltd.	8,000	11,190
Mobiletron Electronics Co., Ltd.	32,600	60,444
momo.com, Inc.	18,720	504,802
MOSA Industrial Corp.	25,969	20,316
Mosel Vitelic, Inc.	11,000	14,903
MPI Corp.	58,000	242,433
Nak Sealing Technologies Corp.	35,000	158,819
Namchow Holdings Co., Ltd.	84,000	131,154
Nan Liu Enterprise Co., Ltd.	13,000	34,168
Nan Pao Resins Chemical Co., Ltd.	8,000	38,513
Nan Ya Plastics Corp.	615,187	1,560,855
Nan Ya Printed Circuit Board Corp.	59,000	526,811
Nang Kuang Pharmaceutical Co., Ltd.	26,000	68,166
#Nantex Industry Co., Ltd.	88,391	113,427
Nanya Technology Corp.	342,110	754,495
National Aerospace Fasteners Corp.	10,000	35,131
National Petroleum Co., Ltd.	67,000	129,892
Netronix, Inc.	20,000	62,584
New Best Wire Industrial Co., Ltd.	28,000	32,196
*Newmax Technology Co., Ltd.	35,000	32,788
Nexcom International Co., Ltd.	20,000	25,437
Nichidenbo Corp.	75,424	140,335
Nidec Chaun-Choung Technology Corp.	8,000	41,896
Nien Made Enterprise Co., Ltd.	58,000	636,741
Niko Semiconductor Co., Ltd.	14,000	24,956
Nishoku Technology, Inc.	12,000	35,052
Nova Technology Corp.	8,000	26,023
#Novatek Microelectronics Corp.	209,000	2,845,133
Nuvoton Technology Corp.	67,140	290,465
O-Bank Co., Ltd.	487,746	162,622
Ocean Plastics Co., Ltd.	84,000	93,720
OFCO Industrial Corp.	27,000	23,713
OK Biotech Co., Ltd.	48,000	53,008
*Oneness Biotech Co., Ltd.	17,000	133,268
Orient Europharma Co., Ltd.	9,000	10,759
Orient Semiconductor Electronics, Ltd.	237,605	151,100
Oriental Union Chemical Corp.	275,992	187,631
O-TA Precision Industry Co., Ltd.	32,000	124,388
Pacific Construction Co.	61,000	18,572
Pacific Hospital Supply Co., Ltd.	21,396	59,784
Paiho Shih Holdings Corp.	45,573	38,024
#Pan Jit International, Inc.	115,046	244,743

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Parade Technologies, Ltd.	24,000	$732,276
Paragon Technologies Co., Ltd.	20,423	21,358
PChome Online, Inc.	50,000	93,031
PCL Technologies, Inc.	12,961	45,111
P-Duke Technology Co., Ltd.	26,284	75,665
Pegatron Corp.	1,264,261	2,878,695
Pegavision Corp.	13,000	183,736
#*PharmaEssentia Corp.	8,351	100,644
*<»Pharmally International Holding Co., Ltd.	18,917	—
Phison Electronics Corp.	43,000	544,100
Phoenix Silicon International Corp.	43,163	80,450
*Phytohealth Corp.	37,000	25,636
Pixart Imaging, Inc.	49,000	164,967
Planet Technology Corp.	10,000	41,474
Plotech Co., Ltd.	42,300	25,317
*Polaris Group	9,000	27,812
Polytronics Technology Corp.	10,470	21,354
Posiflex Technology, Inc.	15,698	54,127
Power Wind Health Industry, Inc.	12,809	62,915
#Powerchip Semiconductor Manufacturing Corp.	1,839,000	1,776,638
Powertech Technology, Inc.	524,900	1,567,401
Powertip Technology Corp.	23,000	13,729
Poya International Co., Ltd.	31,248	583,438
President Chain Store Corp.	110,768	974,636
President Securities Corp.	483,046	261,616
Primax Electronics, Ltd.	198,000	386,436
Prince Housing & Development Corp.	569,000	222,103
Pro Hawk Corp.	6,000	28,495
Promate Electronic Co., Ltd.	58,000	78,390
Prosperity Dielectrics Co., Ltd.	46,000	58,056
Qisda Corp.	802,875	903,618
QST International Corp.	14,300	30,421
Qualipoly Chemical Corp.	43,547	50,003
Quang Viet Enterprise Co., Ltd.	15,000	56,111
Quanta Computer, Inc.	433,007	1,209,898
#Quanta Storage, Inc.	124,000	217,003
Quintain Steel Co., Ltd.	88,872	51,168
#Radiant Opto-Electronics Corp.	260,000	955,680
Radium Life Tech Co., Ltd.	419,251	125,465
Rafael Microelectronics, Inc.	9,619	51,783
*Raydium Semiconductor Corp.	14,000	173,506
#*RDC Semiconductor Co., Ltd.	17,000	91,242
Realtek Semiconductor Corp.	152,098	1,776,146
Rechi Precision Co., Ltd.	183,185	106,363
Rexon Industrial Corp., Ltd.	76,000	73,299
Rich Development Co., Ltd.	264,814	82,522
*Ritek Corp.	313,093	92,270
Rodex Fasteners Corp.	11,000	19,286
*»Roo Hsing Co., Ltd.	179,000	6,376
Ruentex Development Co., Ltd.	817,240	951,685
Ruentex Engineering & Construction Co.	17,810	69,519
Run Long Construction Co., Ltd.	8,050	19,639
Sakura Development Co., Ltd.	21,000	25,616
Sampo Corp.	166,200	142,183
San Fang Chemical Industry Co., Ltd.	89,648	60,946
San Far Property, Ltd.	96,818	45,508
San Shing Fastech Corp.	35,565	60,620
Sanitar Co., Ltd.	16,000	20,037

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Sanyang Motor Co., Ltd.	374,900	$667,058
*Savior Lifetec Corp.	71,659	42,773
Scan-D Corp., Class D	14,000	21,016
ScinoPharm Taiwan, Ltd.	36,000	33,257
SDI Corp.	36,000	141,108
Sea & Land Integrated Corp.	23,400	16,175
Sea Sonic Electronics Co., Ltd.	15,000	34,155
Senao International Co., Ltd.	39,000	44,274
Senao Networks, Inc.	9,000	83,435
#Sensortek Technology Corp.	10,000	108,644
Sercomm Corp.	244,000	651,619
Sesoda Corp.	75,565	101,638
#Shanghai Commercial & Savings Bank, Ltd. (The)	410,289	619,921
Shan-Loong Transportation Co., Ltd.	48,000	50,588
Sharehope Medicine Co., Ltd.	38,622	51,006
ShenMao Technology, Inc.	44,922	69,993
Shih Her Technologies, Inc.	20,000	38,448
Shih Wei Navigation Co., Ltd.	341,989	279,220
#Shihlin Electric & Engineering Corp.	139,000	454,404
Shin Foong Specialty & Applied Materials Co., Ltd.	9,000	17,653
Shin Hsiung Natural Gas Co., Ltd.	8,000	18,346
Shin Kong Financial Holding Co., Ltd.	7,114,379	1,939,286
Shin Ruenn Development Co., Ltd.	24,460	34,889
Shin Zu Shing Co., Ltd.	79,758	226,750
Shinih Enterprise Co., Ltd.	24,000	15,926
*Shining Building Business Co., Ltd.	229,439	72,095
Shinkong Insurance Co., Ltd.	96,000	160,507
Shiny Chemical Industrial Co., Ltd.	46,665	195,813
ShunSin Technology Holding, Ltd.	15,000	39,668
*Shuttle, Inc.	158,000	65,014
Sigurd Microelectronics Corp.	357,770	606,321
Silergy Corp.	21,000	328,226
Simplo Technology Co., Ltd.	44,600	446,834
Sinbon Electronics Co., Ltd.	47,616	526,614
Sincere Navigation Corp.	392,868	287,535
Singatron Enterprise Co., Ltd.	15,000	11,198
Single Well Industrial Corp.	13,500	11,791
Sinher Technology, Inc.	33,000	40,683
Sinmag Equipment Corp.	22,196	75,810
#Sino-American Silicon Products, Inc., Class A	325,000	1,559,323
Sinon Corp.	391,000	470,586
#SinoPac Financial Holdings Co., Ltd.	3,957,234	2,149,656
Sinopower Semiconductor, Inc.	6,000	20,493
Sinphar Pharmaceutical Co., Ltd.	43,937	46,592
Sinyi Realty, Inc.	115,077	108,742
Sitronix Technology Corp.	45,000	333,008
Siward Crystal Technology Co., Ltd.	70,000	85,501
Solar Applied Materials Technology Corp.	160,037	189,228
Solteam, Inc.	33,265	50,640
Sonix Technology Co., Ltd.	70,000	113,166
Southeast Cement Co., Ltd.	81,000	48,348
Speed Tech Corp.	27,000	46,636
Spirox Corp.	21,000	19,127
Sporton International, Inc.	25,423	218,732
*Sports Gear Co., Ltd.	6,000	13,486
St Shine Optical Co., Ltd.	18,000	145,792
Standard Chemical & Pharmaceutical Co., Ltd.	28,330	70,220
Standard Foods Corp.	143,002	187,925

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Stark Technology, Inc.	36,800	$121,500
Sun Race Sturmey-Archer, Inc.	10,000	13,011
*Sun Yad Construction Co., Ltd.	27,000	11,813
Sunfun INFO Co., Ltd.	3,000	17,029
Sunjuice Holdings Co., Ltd.	5,000	50,175
*Sunko INK Co., Ltd.	41,000	23,472
SunMax Biotechnology Co., Ltd.	19,000	170,578
Sunny Friend Environmental Technology Co., Ltd.	29,000	149,516
Sunonwealth Electric Machine Industry Co., Ltd.	70,000	119,769
Sunplus Technology Co., Ltd.	152,000	117,180
Sunrex Technology Corp.	53,581	77,472
Sunspring Metal Corp.	41,351	30,130
Superior Plating Technology Co., Ltd.	9,000	17,887
Supreme Electronics Co., Ltd.	445,522	628,955
Swancor Holding Co., Ltd.	33,000	108,417
Sweeten Real Estate Development Co., Ltd.	46,099	40,262
Symtek Automation Asia Co., Ltd.	26,000	94,722
Syncmold Enterprise Corp.	49,750	96,611
*SYNergy ScienTech Corp.	9,000	8,417
Synmosa Biopharma Corp.	98,680	153,433
Synnex Technology International Corp.	350,810	706,356
Systex Corp.	64,000	169,876
#T3EX Global Holdings Corp.	29,735	74,380
#TA Chen Stainless Pipe	781,694	1,130,237
Ta Liang Technology Co., Ltd.	23,000	31,647
#Ta Ya Electric Wire & Cable	698,712	622,744
Ta Yih Industrial Co., Ltd.	16,000	19,699
TAI Roun Products Co., Ltd.	18,000	9,427
TA-I Technology Co., Ltd.	50,064	77,679
*Tai Tung Communication Co., Ltd.	42,847	21,603
Taichung Commercial Bank Co., Ltd.	1,535,417	704,217
TaiDoc Technology Corp.	24,323	145,578
Taiflex Scientific Co., Ltd.	80,640	110,169
Taimide Tech, Inc.	25,252	27,517
Tainan Enterprises Co., Ltd.	37,000	27,381
Tainan Spinning Co., Ltd.	799,171	439,326
Tai-Saw Technology Co., Ltd.	17,000	15,926
Taishin Financial Holding Co., Ltd.	4,941,692	2,780,882
TaiSol Electronics Co., Ltd.	19,000	29,542
Taita Chemical Co., Ltd.	130,351	89,466
TAI-TECH Advanced Electronics Co., Ltd.	4,000	13,402
Taiwan Business Bank	1,700,241	771,517
#Taiwan Cement Corp.	1,254,184	1,578,822
Taiwan Chinsan Electronic Industrial Co., Ltd.	46,684	57,173
Taiwan Cogeneration Corp.	130,993	206,657
Taiwan Cooperative Financial Holding Co., Ltd.	1,009,806	878,663
Taiwan FamilyMart Co., Ltd.	16,000	109,295
Taiwan Fertilizer Co., Ltd.	265,000	509,441
*Taiwan Fire & Marine Insurance Co., Ltd.	98,040	67,768
Taiwan FU Hsing Industrial Co., Ltd.	70,000	98,821
Taiwan Glass Industry Corp.	386,671	255,328
Taiwan High Speed Rail Corp.	364,000	367,641
Taiwan Hon Chuan Enterprise Co., Ltd.	169,421	550,546
#Taiwan Hopax Chemicals Manufacturing Co., Ltd.	136,000	197,303
Taiwan IC Packaging Corp.	17,000	6,774
*»Taiwan Land Development Corp.	371,640	6,075
Taiwan Mask Corp.	50,000	130,113
Taiwan Mobile Co., Ltd.	214,800	723,162

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan Navigation Co., Ltd.	103,000	$105,538
Taiwan Paiho, Ltd.	133,892	243,024
Taiwan PCB Techvest Co., Ltd.	176,800	235,503
Taiwan Sakura Corp.	72,512	151,900
Taiwan Sanyo Electric Co., Ltd.	39,750	47,841
Taiwan Secom Co., Ltd.	139,330	491,740
Taiwan Semiconductor Co., Ltd.	169,000	504,100
Taiwan Semiconductor Manufacturing Co., Ltd.	1,178,465	19,243,374
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	24,856,782
#Taiwan Shin Kong Security Co., Ltd.	115,000	153,932
Taiwan Styrene Monomer	273,832	149,642
Taiwan Surface Mounting Technology Corp.	218,867	701,257
Taiwan Taxi Co., Ltd.	16,800	65,850
#*Taiwan TEA Corp.	361,704	269,432
Taiwan Union Technology Corp.	152,000	328,301
Taiwan-Asia Semiconductor Corp.	199,005	227,212
Taiyen Biotech Co., Ltd.	48,000	52,227
#*Tatung Co., Ltd.	633,000	671,247
TBI Motion Technology Co., Ltd.	22,000	29,591
TCI Co., Ltd.	39,218	264,706
#Team Group, Inc.	28,700	63,389
Tehmag Foods Corp.	12,650	112,540
TEKOM Technologies, Inc.	7,350	26,180
Test Research, Inc.	75,532	157,980
Test Rite International Co., Ltd.	119,389	80,389
*Tex-Ray Industrial Co., Ltd.	59,000	22,070
Thermaltake Technology Co., Ltd.	25,294	33,528
Thinking Electronic Industrial Co., Ltd.	37,000	176,921
Thye Ming Industrial Co., Ltd.	46,080	67,226
Tofu Restaurant Co., Ltd.	6,720	54,429
Ton Yi Industrial Corp.	388,200	262,020
Tong Hsing Electronic Industries, Ltd.	62,188	342,876
#Tong Yang Industry Co., Ltd.	428,040	663,450
Tong-Tai Machine & Tool Co., Ltd.	76,159	42,734
Top Bright Holding Co., Ltd.	5,000	17,403
Top Union Electronics Corp.	17,676	24,062
Topco Scientific Co., Ltd.	59,945	363,658
Topco Technologies Corp.	19,000	45,920
Topkey Corp.	35,000	228,836
Toung Loong Textile Manufacturing	40,800	37,293
Transcend Information, Inc.	91,483	211,281
Transcom, Inc.	8,000	51,395
Tripod Technology Corp.	183,970	688,186
*TrueLight Corp.	41,000	31,008
Tsang Yow Industrial Co., Ltd.	31,000	23,798
Tsann Kuen Enterprise Co., Ltd.	20,987	28,433
TSC Auto ID Technology Co., Ltd.	14,630	111,596
TSRC Corp.	350,717	316,578
Ttet Union Corp.	15,000	73,189
TTFB Co., Ltd.	7,890	59,542
TTY Biopharm Co., Ltd.	82,267	205,785
Tul Corp.	7,000	16,804
Tung Ho Steel Enterprise Corp.	411,510	772,355
Tung Ho Textile Co., Ltd.	17,000	9,677
#Tung Thih Electronic Co., Ltd.	25,000	114,662
TURVO International Co., Ltd.	18,135	68,133
TXC Corp.	157,411	436,250
TYC Brother Industrial Co., Ltd.	111,000	106,514

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Tycoons Group Enterprise	203,401	$64,443
Tyntek Corp.	139,167	82,162
UDE Corp.	36,000	44,499
U-Ming Marine Transport Corp.	397,000	702,506
Unic Technology Corp.	20,000	14,150
*Unictron Technologies Corp.	5,000	13,662
Unimicron Technology Corp.	613,356	2,892,953
Union Bank of Taiwan	947,136	496,020
Uni-President Enterprises Corp.	936,947	2,243,126
Unitech Computer Co., Ltd.	20,000	22,347
#*Unitech Printed Circuit Board Corp.	1,914,240	1,117,691
United Integrated Services Co., Ltd.	97,000	683,110
United Microelectronics Corp.	4,081,453	6,518,642
#United Microelectronics Corp., Sponsored ADR	19,959	160,271
*United Orthopedic Corp.	40,924	83,732
United Radiant Technology	28,000	21,085
#United Recommend International Co., Ltd.	9,450	29,110
*United Renewable Energy Co., Ltd.	602,808	406,872
*<»Unity Opto Technology Co., Ltd.	115,929	—
Univacco Technology, Inc.	20,000	18,021
Universal Cement Corp.	202,340	186,264
*Universal Vision Biotechnology Co., Ltd.	16,800	219,136
Unizyx Holding Corp.	177,914	238,724
UPC Technology Corp.	364,181	177,100
Userjoy Technology Co., Ltd.	11,000	28,983
USI Corp.	665,861	552,312
*Usun Technology Co., Ltd.	15,400	16,556
U-Tech Media Corp.	23,000	11,409
Utechzone Co., Ltd.	22,000	63,476
UVAT Technology Co., Ltd.	12,000	21,859
Value Valves Co., Ltd.	8,000	25,086
Vanguard International Semiconductor Corp.	513,000	1,446,763
Ve Wong Corp.	8,000	9,941
Ventec International Group Co., Ltd.	23,000	61,648
*Via Technologies, Inc.	23,000	55,363
Viking Tech Corp.	15,000	36,350
#Visual Photonics Epitaxy Co., Ltd.	182,475	572,785
Voltronic Power Technology Corp.	20,543	1,176,081
#Wafer Works Corp.	369,116	518,689
Waffer Technology Corp.	17,270	53,761
Wah Hong Industrial Corp.	18,000	17,887
Wah Lee Industrial Corp.	80,580	228,562
Walsin Lihwa Corp.	990,019	1,598,908
Walsin Technology Corp.	222,000	688,909
Walton Advanced Engineering, Inc.	143,000	62,796
Wan Hai Lines, Ltd.	421,623	891,453
We & Win Development Co., Ltd.	56,000	12,642
WEI Chih Steel Industrial Co., Ltd.	46,000	39,353
Wei Chuan Foods Corp.	153,000	99,785
Weikeng Industrial Co., Ltd.	492,076	478,591
Well Shin Technology Co., Ltd.	44,000	79,577
WELLELL, Inc.	20,000	20,688
Weltrend Semiconductor	30,000	46,646
*Wha Yu Industrial Co., Ltd.	19,000	12,639
Wholetech System Hitech, Ltd.	15,000	25,470
Win Semiconductors Corp.	106,868	568,364
Winbond Electronics Corp.	1,567,117	1,322,816
Winmate, Inc.	9,000	32,203

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*<»Wintek Corp.	312,087	$—
#WinWay Technology Co., Ltd.	7,000	162,349
Wisdom Marine Lines Co., Ltd.	445,070	927,998
Wistron Corp.	1,220,506	1,846,093
Wistron Information Technology & Services Corp.	12,000	47,817
#Wistron NeWeb Corp.	226,113	679,608
Wiwynn Corp.	27,000	1,023,176
Wonderful Hi-Tech Co., Ltd.	16,000	16,941
*Wowprime Corp.	51,000	525,884
WPG Holdings, Ltd.	514,756	837,206
WT Microelectronics Co., Ltd.	108,836	235,072
XAC Automation Corp.	13,000	10,995
XinTec, Inc.	83,000	264,585
X-Legend Entertainment Co., Ltd.	10,000	14,638
Xxentria Technology Materials Corp.	62,306	135,181
Yageo Corp.	119,927	1,934,904
Yang Ming Marine Transport Corp.	826,428	1,696,271
#YC INOX Co., Ltd.	177,400	168,499
YCC Parts Manufacturing Co., Ltd.	14,000	19,946
Yea Shin International Development Co., Ltd.	92,028	82,322
Yem Chio Co., Ltd.	196,000	109,341
Yeong Guan Energy Technology Group Co., Ltd.	33,515	86,016
YFC-Boneagle Electric Co., Ltd.	46,918	43,190
#YFY, Inc.	615,000	616,150
Yi Shin Textile Industrial Co., Ltd.	8,000	8,926
*Yieh Hsing Enterprise Co., Ltd.	30,000	10,490
Yieh Phui Enterprise Co., Ltd.	929,026	459,338
Yonyu Plastics Co., Ltd.	36,400	39,073
Youngtek Electronics Corp.	51,120	107,586
Yuan High-Tech Development Co., Ltd.	6,000	16,414
Yuanta Financial Holding Co., Ltd.	2,640,916	1,941,439
Yuanta Futures Co., Ltd.	33,536	56,071
Yuen Chang Stainless Steel Co., Ltd.	26,289	16,846
Yuen Foong Yu Consumer Products Co., Ltd.	11,000	13,776
Yulon Motor Co., Ltd.	272,651	714,830
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	48,337
Yungshin Construction & Development Co., Ltd.	50,000	104,416
YungShin Global Holding Corp.	74,950	112,635
Zeng Hsing Industrial Co., Ltd.	29,461	106,852
Zenitron Corp.	87,000	91,266
#Zero One Technology Co., Ltd.	45,211	85,738
Zhen Ding Technology Holding, Ltd.	308,050	1,117,267
*Zhong Yang Technology Co., Ltd.	6,000	7,846
Zig Sheng Industrial Co., Ltd.	200,543	67,516
*Zinwell Corp.	136,000	85,380
Zippy Technology Corp.	20,000	29,048
#ZongTai Real Estate Development Co., Ltd.	120,062	193,122

TOTAL TAIWAN		301,198,289

THAILAND — (0.6%)
Aapico Hitech PCL, Class F	102,190	95,763
*Absolute Clean Energy PCL, Class F	723,400	42,369
Advanced Info Service PCL	600	3,760
Advanced Info Service PCL, Class F	80,100	501,981
Advanced Information Technology PCL, Class F	594,750	89,698
*After You PCL	71,400	22,164
*Airports of Thailand PCL, Class F	177,700	381,185
AJ Plast PCL	93,100	28,355
Allianz Ayudhya Capital PCL, Class F	3,900	4,397

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Alpha Divisions PCL	125,000	$4,027
Amata Corp. PCL	81,700	55,747
Amata Corp. PCL, Class F	331,000	225,853
*Ananda Development PCL, Class F	2,488,500	85,264
AP Thailand PCL	1,199,504	442,602
AP Thailand PCL	516,100	190,434
Asia Plus Group Holdings PCL - NVDR	7,200	574
Asia Plus Group Holdings PCL, Class F	988,400	78,730
Asian Insulators PCL	104,160	17,082
Asian Sea Corp. PCL, Class F	114,300	35,146
Asiasoft Corp. PCL, Class F	94,800	40,810
*Asset World Corp. PCL, Class F	256,700	39,842
B Grimm Power PCL, Class F	100,300	113,819
Bangchak Corp. PCL	329,200	291,626
Bangchak Corp. PCL, Class F	414,300	367,013
Bangkok Bank PCL	3,900	17,931
Bangkok Bank PCL, Class F	103,100	474,023
Bangkok Chain Hospital PCL, Class F	408,175	259,386
Bangkok Dusit Medical Services PCL, Class F	773,200	662,306
Bangkok Expressway & Metro PCL, Class F	541,702	140,393
Bangkok Insurance PCL, Class F	25,300	211,898
Bangkok Land PCL - NVDR	232,200	6,324
Bangkok Land PCL, Class F	6,690,800	182,222
Bangkok Life Assurance PCL - NVDR	78,400	64,286
*Bangkok Ranch PCL	202,500	17,197
Banpu PCL	3,840,100	1,023,352
Banpu PCL, Class F	1,538,000	409,863
Banpu Power PCL	139,100	55,400
BCPG PCL	316,300	90,312
*BEC World PCL	370,200	84,561
Berli Jucker PCL, Class F	273,800	312,708
*Better World Green PCL	1,520,600	35,179
BG Container Glass PCL, Class F	99,700	28,759
BTS Group Holdings PCL	805,600	181,657
Bumrungrad Hospital PCL - NVDR	7,500	52,273
Bumrungrad Hospital PCL, Class F	30,000	209,093
Business Online PCL, Class F	54,500	15,960
Cal-Comp Electronics Thailand PCL	1,620,445	96,807
Carabao Group PCL, Class F	43,600	91,292
Central Pattana PCL, Class F	173,600	345,700
*Central Plaza Hotel PCL, Class F	61,800	99,086
Central Retail Corp. PCL, Class F	160,791	210,715
CH Karnchang PCL, Class F	408,100	252,168
Charoen Pokphand Foods PCL, Class F	731,300	434,743
Chularat Hospital PCL	2,654,400	272,067
Cimb Thai Bank PCL	487,400	11,133
CK Power PCL, Class F	574,300	64,245
Com7 PCL, Class F	355,200	262,649
Communication & System Solution PCL, Class F	264,000	10,746
*Country Group Development PCL	2,367,400	26,345
*CP ALL PCL, Class F	229,100	434,416
Delta Electronics Thailand PCL	165,000	351,527
Dhipaya Group Holdings PCL	254,700	289,029
Diamond Building Products PCL	87,500	19,859
*Dod Biotech PCL	13,500	1,684
Dohome PCL, Class F	121,210	45,790
Dynasty Ceramic PCL, Class F	1,548,400	102,479
*E For L Aim PCL	460	4

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Eastern Polymer Group PCL	333,600	$72,782
*Eastern Power Group PCL, Class F	214,032	19,681
Eastern Water Resources Development and Management PCL, Class F	247,100	35,892
Ekachai Medical Care PCL	193,960	46,293
Electricity Generating PCL	30,700	140,700
Energy Absolute PCL	156,500	310,502
Esso Thailand PCL	499,400	127,236
Exotic Food PCL, Class F	40,500	15,181
Forth Corp. PCL	183,600	149,203
Forth Smart Service PCL, Class F	124,000	33,408
GFPT PCL	231,300	72,477
Global Green Chemicals PCL, Class F	90,900	34,339
Global Power Synergy PCL, Class F	99,928	187,287
Gulf Energy Development PCL, Class F	63,600	94,522
Gunkul Engineering PCL	1,603,840	177,539
Haad Thip PCL, Class F	43,300	42,162
Hana Microelectronics PCL	153,200	186,186
Hana Microelectronics PCL, Class F	251,900	306,138
Home Product Center PCL	839,757	344,289
Hwa Fong Rubber Thailand PCL	65,600	10,086
Ichitan Group PCL, Class F	150,200	55,862
Index Livingmall PCL, Class F	39,300	23,824
Indorama Ventures PCL - NVDR	27,900	27,779
Indorama Ventures PCL, Class F	389,900	388,216
Interlink Communication PCL	89,150	17,753
*Interlink Telecom PCL	120,800	10,613
IRPC PCL	1,632,300	112,811
IRPC PCL	6,464,500	446,774
*Italian-Thai Development PCL - NVDR	595,000	24,394
*Italian-Thai Development PCL, Class F	2,567,554	105,266
*Jasmine International PCL	215,600	11,744
*Jasmine International PCL	1,958,100	106,657
Jay Mart PCL, Class F	38,500	22,324
*JSP Property PCL, Class F	719,000	19,582
Jubilee Enterprise PCL, Class F	14,800	10,705
JWD Infologistics PCL	211,000	111,223
Karmarts PCL, Class F	227,300	54,583
*Kaset Thai International Sugar Corp. PCL	51,200	6,028
Kasikornbank PCL	34,400	125,924
Kasikornbank PCL - NVDR	53,500	195,842
KCE Electronics PCL	34,800	38,726
#KCE Electronics PCL, Class F	200,200	222,786
KGI Securities Thailand PCL, Class F	397,600	52,629
Khon Kaen Sugar Industry PCL, Class F	1,014,984	102,843
Kiatnakin Phatra Bank PCL, Class F	112,300	197,320
Krung Thai Bank PCL, Class F	537,775	283,475
Krungthai Card PCL	108,600	167,762
Ladprao General Hospital PCL	51,300	8,413
Lalin Property PCL, Class F	260,500	66,369
Lam Soon Thailand PCL, Class F	77,800	10,982
Land & Houses PCL	280,200	80,415
Land & Houses PCL, Class F	1,139,000	326,882
Lanna Resources PCL	105,750	44,904
*LH Financial Group PCL, Class F	1,532,800	48,030
*Loxley PCL, Class F	677,675	39,493
LPN Development PCL	65,800	8,825
LPN Development PCL	882,200	118,324
Major Cineplex Group PCL	90,700	43,029

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Master Ad PCL, Class F	985,400	$14,429
MBK PCL	360,288	151,933
MC Group PCL, Class F	159,600	47,673
MCS Steel PCL	202,200	51,516
Mega Lifesciences PCL	214,900	258,025
Millcon Steel PCL, Class F	271,370	4,212
Minor International PCL - NVDR	18,000	16,605
Minor International PCL, Class F	456,392	421,007
MK Restaurants Group PCL, Class F	80,900	116,680
*Mono Next PCL	699,300	25,599
Namyong Terminal PCL	200,300	23,111
*Nawarat Patanakarn PCL, Class F	415,500	8,031
Netbay PCL, Class F	32,500	21,129
Noble Development PCL, Class F	329,700	47,310
Northeast Rubber PCL, Class F	392,200	56,738
Northeast Rubber PCL, Class R	163,300	23,624
Nr Instant Produce PCL, Class F	55,200	8,891
*Nusasiri PCL	1,661,100	47,185
Origin Property PCL, Class F	411,500	142,198
Osotspa PCL - NVDR	92,900	80,256
Osotspa PCL, Class F	18,800	16,241
Plan B Media PCL, Class F	1,011,164	241,335
*Platinum Group PCL (The), Class F	287,600	29,310
Polyplex Thailand PCL	146,200	69,787
*Power Solution Technologies PCL	494,300	20,121
*Praram 9 Hospital PCL, Class F	86,300	49,282
Precious Shipping PCL	181,800	66,017
Precious Shipping PCL, Class F	355,800	129,202
Premier Marketing PCL	191,000	46,984
Prima Marine PCL	516,500	93,022
Prima Marine PCL - NVDR, Class R	126,500	22,783
*Principal Capital PCL, Class F	136,700	19,135
*Property Perfect PCL	5,639,224	64,406
Pruksa Holding PCL	390,900	141,948
PTG Energy PCL - NVDR	453,100	180,457
PTG Energy PCL, Class F	449,700	179,103
PTT Exploration & Production PCL	95,400	413,477
PTT Exploration & Production PCL, Class F	278,385	1,206,559
PTT Global Chemical PCL	13,200	16,042
PTT Global Chemical PCL, Class F	329,245	400,137
PTT Oil & Retail Business PCL, Class F	77,700	50,514
PTT PCL	2,292,800	2,081,464
PTT PCL	1,076,640	977,402
Pylon PCL	76,800	8,816
Quality Houses PCL, Class F	3,740,209	258,493
R&B Food Supply PCL, Class F	90,200	27,736
*Rabbit Holdings PCL, Class F	1,509,600	32,714
*Raimon Land PCL	859,600	16,363
Rajthanee Hospital PCL	74,800	62,429
Ratch Group PCL, Class F	96,899	107,122
Ratchaphruek Hospital PCL F	174,800	29,946
Regional Container Lines PCL, Class F	173,100	122,674
Rojana Industrial Park PCL, Class F	573,090	104,892
RS PCL	233,420	99,800
*S Hotels & Resorts PCL, Class F	785,100	80,010
S Kijchai Enterprise PCL, Class F	82,800	11,591
Sabina PCL	75,100	61,580
Sahakol Equipment PCL	392,500	18,621

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Sahamitr Pressure Container PCL, Class F	80,300	$26,102
*Samart Corp. PCL	177,500	20,688
Samart Telcoms PCL, Class F	153,700	18,454
Sansiri PCL	4,896,033	272,420
Sansiri PCL - NVDR	7,107,600	395,474
Sappe PCL, Class F	66,500	121,228
SC Asset Corp. PCL	876,762	111,433
SCB X PCL	128,300	388,873
SCG Ceramics PCL, Class F	264,600	15,962
SCG Packaging PCL	23,700	30,538
SCGJWD Logistics PCL	25,600	13,494
*Seafco PCL, Class F	223,700	23,322
Sena Development PCL	203,000	20,569
Sermsang Power Corp. Co., Ltd.	165,154	44,254
*Seven Utilities And Power PLC	200,600	3,466
Siam Cement PCL (The)	25,100	230,805
Siam Cement PCL (The) - NVDR	11,400	104,828
Siam City Cement PCL, Class F	41,135	162,022
Siam Global House PCL	245,558	122,968
*Siam Wellness Group PCL, Class F	99,750	32,425
Siamgas & Petrochemicals PCL	488,800	125,251
Siamrajathanee PCL, Class F	40,680	10,900
Sikarin PCL, Class F	242,600	64,295
Singer Thailand PCL, Class F	40,200	16,717
Singha Estate PCL	1,559,564	73,988
Sino-Thai Engineering & Construction PCL - NVDR	16,000	5,435
Sino-Thai Engineering & Construction PCL, Class F	375,300	127,491
SiS Distribution Thailand PCL, Class F	17,700	10,781
SNC Former PCL, Class F	101,400	40,088
Somboon Advance Technology PCL, Class F	163,550	94,354
SPCG PCL	257,400	95,731
Sri Trang Agro-Industry PCL	262,560	151,473
Sri Trang Agro-Industry PCL, Class F	352,220	203,199
Sri Trang Gloves Thailand PCL, Class F	493,100	131,407
Sriracha Construction PCL, Class F	24,400	5,574
Srithai Superware PCL, Class F	333,400	13,766
Srivichai Vejvivat PCL	109,300	27,367
Star Petroleum Refining PCL	844,100	239,777
*»Stark Corp. PCL	1,254,500	87,436
Stars Microelectronics Thailand PCL	119,500	14,348
Supalai PCL	179,800	111,626
Supalai PCL	624,775	387,883
Super Energy Corp. PCL, Class F	8,417,000	147,894
Susco PCL, Class F	326,400	32,308
SVI PCL	68,000	18,918
Synnex Thailand PCL	43,200	16,320
Syntec Construction PCL, Class F	366,400	17,704
TAC Consumer PCL	175,900	28,847
Taokaenoi Food & Marketing PCL, Class F	221,700	60,055
Tata Steel Thailand PCL, Class F	754,700	23,206
Thai Oil PCL	84,988	115,731
Thai Oil PCL	431,277	587,287
*Thai Reinsurance PCL, Class F	426,400	12,612
*Thai Solar Energy PCL	169,596	10,330
#Thai Union Group PCL - NVDR	1,629,500	658,528
Thai Union Group PCL, Class F	929,740	375,735
Thai Vegetable Oil PCL, Class F	260,860	200,529
Thai Wah PCL, Class F	109,900	14,676

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Thaicom PCL	184,500	$64,836
Thaifoods Group PCL, Class F	530,300	79,978
Thaire Life Assurance PCL, Class F	112,800	15,327
Thanachart Capital PCL, Class F	126,900	160,727
Thonburi Healthcare Group PCL, Class F	75,700	148,529
Thoresen Thai Agencies PCL - NVDR	301,700	63,614
Thoresen Thai Agencies PCL, Class F	591,351	124,686
Tipco Asphalt PCL, Class F	307,900	181,237
Tisco Financial Group PCL, Class F	96,900	256,102
TKS Technologies PCL	47,300	13,505
TMBThanachart Bank PCL	6,415,606	272,425
TMT Steel PCL, Class F	187,600	41,753
TOA Paint Thailand PCL	147,100	126,003
TPC Power Holding PCL, Class F	56,000	11,070
TPI Polene PCL, Class F	3,160,000	138,810
TPI Polene Power PCL	1,099,700	106,919
TQM Alpha PCL, Class F	129,800	96,930
Triple I Logistics PCL	29,333	10,652
*Triton Holding PCL	1,752,600	7,186
*True Corp. PCL, Class F	3,718,636	865,749
*True Corp. PCL, Class R	995,029	231,656
*TTCL PCL	135,200	15,916
TTW PCL	346,900	87,874
Union Auction PCL, Class F	87,400	23,291
*Unique Engineering & Construction PCL	326,045	34,946
United Paper PCL	133,000	46,738
*United Power of Asia PCL	10,600	84
Univanich Palm Oil PCL, Class F	259,100	56,149
Univentures PCL	288,800	21,989
Vanachai Group PCL, Class F	244,900	34,281
VGI PCL	770,900	75,854
*Vibhavadi Medical Center PCL, Class F	133,100	10,134
WHA Corp. PCL, Class F	1,753,700	225,969
WHA Utilities and Power PCL	315,800	34,403
WICE Logistics PCL, Class F	155,200	38,178
Workpoint Entertainment PCL, Class F	92,100	43,424
*Xspring Capital PCL, Class F	396,500	12,192
Yggdrazil Group PCL, Class F	45,100	9,377
*Ziga Innovation PCL	134,300	8,259

TOTAL THAILAND		36,700,133

TURKEY — (0.3%)
Agesa Hayat ve Emeklilik A/S	4,841	7,338
Akbank TAS	1,099,957	907,758
Akcansa Cimento A/S	7,178	23,843
*Akenerji Elektrik Uretim A/S	—	—
Aksa Akrilik Kimya Sanayii A/S	76,816	259,303
Aksa Enerji Uretim A/S	80,778	116,215
Alarko Holding A/S	14,163	42,894
*Albaraka Turk Katilim Bankasi A/S	636,678	85,116
Alkim Alkali Kimya A/S	52,781	74,741
*Anadolu Anonim Turk Sigorta Sirketi	68,078	62,903
Anadolu Efes Biracilik Ve Malt Sanayii A/S	59,852	193,729
Anadolu Hayat Emeklilik A/S	18,436	14,200
Arcelik A/S	27,622	137,555
Aselsan Elektronik Sanayi Ve Ticaret A/S	27,489	63,210
Ayen Enerji A/S	22,630	27,228
Aygaz A/S	9,057	30,269
*Bagfas Bandirma Gubre Fabrikalari A/S	31,698	39,280

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Banvit Bandirma Vitaminli Yem Sanayii A/S	1,340	$5,002
*Baticim Bati Anadolu Cimento Sanayii A/S	1	1
Bera Holding A/S	258,636	135,115
*Besiktas Futbol Yatirimlari Sanayi VE Ticaret A/S	44,015	26,706
BIM Birlesik Magazalar A/S	65,051	522,462
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	15,959	97,814
*Bursa Cimento Fabrikasi A/S	303,385	82,678
Celebi Hava Servisi A/S	471	10,944
Cemtas Celik Makina Sanayi Ve Ticaret A/S	10,430	21,044
Cimsa Cimento Sanayi VE Ticaret A/S	4,048	17,650
Coca-Cola Icecek AS	34,991	423,708
*Deva Holding A/S	15,335	30,751
Dogan Sirketler Grubu Holding A/S	1	—
*Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	71,748	22,947
Dogus Otomotiv Servis ve Ticaret A/S	6,811	42,866
EGE Endustri VE Ticaret A/S	615	143,664
EGE Gubre Sanayii A/S	8,795	31,204
ΩEnerjisa Enerji A/S	62,099	88,894
Enka Insaat ve Sanayi AS	31,858	44,785
*Erbosan Erciyas Boru Sanayii ve Ticaret A/S	—	—
#*Eregli Demir ve Celik Fabrikalari TAS	194,788	331,921
*Fenerbahce Futbol A/S	23,352	61,956
Ford Otomotiv Sanayi A/S	9,472	261,733
*Global Yatirim Holding A/S	259,337	100,544
*Goodyear Lastikleri TAS	19,697	14,158
GSD Holding AS	235,756	32,245
*Hektas Ticaret TAS	611,153	846,578
*Ihlas Holding A/S	192,057	7,505
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	17,144	15,682
*Is Finansal Kiralama A/S	1	—
Is Yatirim Menkul Degerler A/S	42,089	95,050
*Izmir Demir Celik Sanayi A/S	299,453	72,984
Kalekim Kimyevi Maddeler Sanayi VE Ticaret As	9,539	26,339
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	202,304	155,825
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	104,136	78,122
Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class B	49,436	34,977
*Karsan Otomotiv Sanayii VE Ticaret A/S	48,611	21,246
Kartonsan Karton Sanayi ve Ticaret A/S	2,119	7,142
*Kerevitas Gida Sanayi VE Ticaret A/S	46,554	21,879
KOC Holding A/S	131,036	509,704
*Konya Cimento Sanayii As	68	9,948
Kordsa Teknik Tekstil A/S	17,804	58,864
Koza Altin Isletmeleri A/S	151,641	147,210
Logo Yazilim Sanayi Ve Ticaret A/S	48,180	147,402
ΩMavi Giyim Sanayi Ve Ticaret A/S, Class B	37,911	204,484
*Migros Ticaret A/S	37,856	339,469
*ΩMLP Saglik Hizmetleri A/S	36,911	125,357
*NET Holding A/S	54,626	28,762
*Netas Telekomunikasyon A/S	4,475	7,133
Nuh Cimento Sanayi A/S	9,366	62,173
*Otokar Otomotiv Ve Savunma Sanayi A/S	2,748	118,690
*Oyak Cimento Fabrikalari A/S	105,502	163,827
*Pamukova Yenilenebilir Elektrik Uretim A/S	4,125	43,905
*Pegasus Hava Tasimaciligi A/S	16,336	372,696
#*Petkim Petrokimya Holding A/S	324,801	217,110
Polisan Holding A/S	—	—
*Reysas Tasimacilik ve Lojistik Ticaret A/S	17,250	25,190
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	59,707	89,215

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Sasa Polyester Sanayi A/S	2,230	$11,420
Sekerbank Turk A/S	366,084	41,600
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	72,493	113,315
*Sok Marketler Ticaret A/S	116,098	198,429
*TAV Havalimanlari Holding A/S	65,370	236,798
Tekfen Holding A/S	53,328	78,971
*Teknosa Ic Ve Dis Ticaret A/S	42,046	35,434
Tofas Turk Otomobil Fabrikasi A/S	31,476	310,742
*Tukas Gida Sanayi ve Ticaret A/S	93,724	63,854
*Tumosan Motor VE Traktor Sanayi A/S	6,120	14,198
*Turk Hava Yollari AO	178,158	1,170,726
*Turk Telekomunikasyon A/S	127,243	106,449
Turk Traktor ve Ziraat Makineleri A/S	3,109	89,202
Turkcell Iletisim Hizmetleri AS	525,189	893,847
*Turkiye Halk Bankasi A/S	118,151	63,850
Turkiye Is Bankasi A/S	219,516	122,240
Turkiye Petrol Rafinerileri A/S	162,461	553,837
*Turkiye Sigorta A/S	8,803	4,278
*Turkiye Sinai Kalkinma Bankasi A/S	1	—
Turkiye Sise ve Cam Fabrikalari A/S	165,626	313,909
*Turkiye Vakiflar Bankasi TAO	257,859	114,025
*Ulker Biskuvi Sanayi A/S	135,931	209,681
Vestel Beyaz Esya Sanayi ve Ticaret A/S - NVDR	54,863	29,846
*Vestel Elektronik Sanayi ve Ticaret A/S	44,542	94,589
Yapi ve Kredi Bankasi AS	795,285	387,251
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	87,871	139,341
*Zorlu Enerji Elektrik Uretim A/S	217,729	49,595

TOTAL TURKEY		14,138,269

UNITED ARAB EMIRATES — (0.4%)
Abu Dhabi Commercial Bank PJSC	409,284	983,084
Abu Dhabi Islamic Bank PJSC	652,128	2,017,477
Abu Dhabi National Insurance Co. PSC	17,502	26,596
Abu Dhabi National Oil Co. for Distribution PJSC	679,601	812,486
ADNOC Drilling Co. PJSC	14,968	17,487
Agthia Group PJSC	170,575	214,613
Air Arabia PJSC	1,119,485	667,667
*Ajman Bank PJSC	864,982	386,321
*AL Seer Marine Supplies & Equipment Co. LLC	14,782	30,876
Aldar Properties PJSC	1,251,242	1,840,062
Amanat Holdings PJSC	529,345	129,885
*Apex Investment Co. PSC	110,827	59,156
*<»Arabtec Holding PJSC	125,089	—
Aramex PJSC	263,407	234,570
*Arkan Building Materials Co.	1,164,933	488,561
Dana Gas PJSC	2,222,415	541,078
*Deyaar Development PJSC	791,431	114,232
Dubai Financial Market PJSC	604,683	247,011
Dubai Investments PJSC	946,822	631,730
Dubai Islamic Bank PJSC	1,125,721	1,704,523
Emaar Development PJSC	557,417	836,429
Emaar Properties PJSC	2,266,632	3,660,438
Emirates Driving Co.	3,376	23,389
Emirates Integrated Telecommunications Co. PJSC	23,763	32,681
Emirates NBD Bank PJSC	555,496	2,133,032
Emirates Telecommunications Group Co. PJSC	309,304	2,021,595
*Eshraq Investments PJSC	790,775	109,399
Fertiglobe PLC	88,188	92,223
First Abu Dhabi Bank PJSC	182,915	706,355

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
*Gulf Navigation Holding PJSC	78,708	$25,507
Islamic Arab Insurance Co.	133,835	23,509
*Manazel PJSC	674,280	69,778
National Central Cooling Co. PJSC	61,667	49,206
*Palms Sports PrJSC	38,397	103,521
*RAK Properties PJSC	657,835	111,072
Ras Al Khaimah Ceramics	296,539	211,583
*Union Properties PJSC	912,994	64,397

TOTAL UNITED ARAB EMIRATES		21,421,529

UNITED KINGDOM — (8.1%)
4imprint Group PLC	3,576	202,709
Admiral Group PLC	65,113	1,891,330
ΩAirtel Africa PLC	426,472	643,774
AJ Bell PLC	92,874	380,783
Anglo American PLC	267,442	8,218,797
Antofagasta PLC	124,631	2,287,849
Ashmore Group PLC	210,277	642,769
Ashtead Group PLC	104,861	6,032,463
Associated British Foods PLC	73,105	1,797,280
AstraZeneca PLC	2,243	331,146
AstraZeneca PLC, Sponsored ADR	198,077	14,503,198
ΩAuto Trader Group PLC	311,437	2,488,020
Aviva PLC	573,639	3,049,852
B&M European Value Retail SA	435,960	2,628,549
*Babcock International Group PLC	524,461	2,092,280
BAE Systems PLC	385,004	4,906,852
Balfour Beatty PLC	311,154	1,497,869
Barclays PLC	665,883	1,338,110
Barclays PLC, Sponsored ADR	349,407	2,819,714
Barratt Developments PLC	373,460	2,347,004
Beazley PLC	245,409	1,836,843
Bellway PLC	85,108	2,580,165
Berkeley Group Holdings PLC	43,595	2,436,708
BP PLC	759,972	5,104,624
BP PLC, Sponsored ADR	600,343	24,181,816
British American Tobacco PLC	179,429	6,601,082
British American Tobacco PLC, Sponsored ADR	30,249	1,120,725
Britvic PLC	159,206	1,827,965
BT Group PLC	3,119,963	6,229,259
Bunzl PLC	50,251	1,998,393
Burberry Group PLC	81,580	2,656,751
*Carnival PLC	1,573	12,938
*Carnival PLC, Sponsored ADR	2,252	18,737
#*Cazoo Group, Ltd.	865	1,540
Centrica PLC	2,653,673	3,819,026
Close Brothers Group PLC	90,846	1,036,792
Coca-Cola HBC AG	36,248	1,104,375
Compass Group PLC	180,671	4,761,970
Computacenter PLC	53,502	1,543,980
ΩConvaTec Group PLC	513,672	1,419,101
Cranswick PLC	29,735	1,199,700
Croda International PLC	29,248	2,565,969
CVS Group PLC	31,518	839,836
DCC PLC	40,411	2,511,180
Dechra Pharmaceuticals PLC	10,832	507,829
*ΩDeliveroo PLC	142,752	196,291
Diageo PLC	58,781	2,675,994
#Diageo PLC, Sponsored ADR	28,548	5,295,654

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Diploma PLC	60,237	$2,033,617
Direct Line Insurance Group PLC	306,693	661,679
Domino’s Pizza Group PLC	15,753	58,251
*Dowlais Group PLC	476,635	794,382
Drax Group PLC	233,860	1,850,634
DS Smith PLC	567,052	2,210,164
Dunelm Group PLC	55,038	792,770
*easyJet PLC	106,044	663,233
Energean PLC	25,657	399,233
Entain PLC	109,403	1,985,620
*»Evraz PLC	119,565	—
Experian PLC	83,853	2,961,588
Ferrexpo PLC	2,174	2,954
Fevertree Drinks PLC	1,935	32,979
*Frasers Group PLC	207,419	2,003,513
Fresnillo PLC	65,843	588,739
Future PLC	6,151	87,208
Games Workshop Group PLC	16,735	2,086,590
Genus PLC	7,369	248,965
Glencore PLC	1,934,048	11,400,919
Grafton Group PLC	90,966	991,055
Grainger PLC	331,672	1,078,045
Greggs PLC	94,182	3,335,867
GSK PLC	64,397	1,166,351
GSK PLC, ADR	128,419	4,626,936
Haleon PLC	80,508	355,178
#Haleon PLC, ADR	130,704	1,159,346
Halma PLC	61,630	1,787,836
Harbour Energy PLC	93,262	289,887
Hargreaves Lansdown PLC	113,415	1,144,685
Hays PLC	1,212,026	1,733,620
*Helios Towers PLC	158,088	207,244
Hikma Pharmaceuticals PLC	63,776	1,475,743
Hiscox, Ltd.	97,497	1,448,467
Howden Joinery Group PLC	362,639	3,120,407
HSBC Holdings PLC	114,542	826,086
#HSBC Holdings PLC, Sponsored ADR	278,922	10,055,138
IMI PLC	215,691	4,324,068
Imperial Brands PLC	316,786	7,833,945
Inchcape PLC	318,762	3,239,264
*Indivior PLC	74,516	1,429,236
Informa PLC	175,876	1,597,365
InterContinental Hotels Group PLC	12,949	888,646
#InterContinental Hotels Group PLC, Sponsored ADR	14,034	972,276
International Distributions Services PLC	278,225	885,441
Intertek Group PLC	30,167	1,575,823
Investec PLC	351,018	1,955,811
ITV PLC	1,889,095	1,918,039
*IWG PLC	519,009	1,107,023
J Sainsbury PLC	788,426	2,739,042
JD Sports Fashion PLC	1,001,742	2,027,759
JET2 PLC	23,642	364,313
Johnson Matthey PLC	81,553	2,012,661
*ΩJust Eat Takeaway.com NV	5,776	100,984
Kainos Group PLC	38,854	605,560
Keywords Studios PLC	597	20,260
Kingfisher PLC	843,988	2,731,576
Lancashire Holdings, Ltd.	138,648	1,067,381

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Legal & General Group PLC	1,126,612	$3,314,939
*Liberty Global PLC	12,282	239,622
*Liberty Global PLC	30,120	612,641
Lloyds Banking Group PLC	9,471,095	5,737,821
Lloyds Banking Group PLC, Sponsored ADR	88,420	213,976
London Stock Exchange Group PLC	14,168	1,486,232
Man Group PLC	1,026,916	2,932,534
*Marks & Spencer Group PLC	421,496	870,689
Mediclinic International PLC	211,246	1,324,386
Mediclinic International PLC	14,332	89,862
Melrose Industries PLC	476,635	2,450,242
#Mondi PLC	36,917	584,857
Mondi PLC	143,557	2,282,520
Moneysupermarket.com Group PLC	57,576	198,286
National Grid PLC	42,159	606,465
National Grid PLC, Sponsored ADR	31,536	2,259,554
NatWest Group PLC	524,800	1,728,204
#NatWest Group PLC, ADR	68,955	457,172
Next PLC	22,708	1,923,705
*Ocado Group PLC	67,727	430,056
OSB Group PLC	145,959	911,407
Oxford Instruments PLC	18,960	657,729
Pagegroup PLC	283,975	1,619,737
Pearson PLC	115,035	1,282,488
Pearson PLC, Sponsored ADR	92,703	1,023,441
Pennon Group PLC	90,005	972,893
Persimmon PLC	126,391	2,087,427
Pets at Home Group PLC	225,639	1,093,581
Phoenix Group Holdings PLC	234,077	1,741,139
*Playtech PLC	175,073	1,269,681
Plus500, Ltd.	54,997	1,150,941
Prudential PLC	160,043	2,437,024
#Prudential PLC, Sponsored ADR	42,992	1,317,705
QinetiQ Group PLC	326,608	1,524,644
Reckitt Benckiser Group PLC	47,143	3,810,026
Redrow PLC	174,246	1,133,373
Relx PLC	60,337	2,006,349
RELX PLC	26,235	872,511
RELX PLC, Sponsored ADR	88,993	2,946,558
Renishaw PLC	12,968	587,432
Rentokil Initial PLC	460,924	3,663,709
Rhi Magnesita NV	1,730	48,512
Rightmove PLC	324,232	2,340,016
Rio Tinto PLC	107,640	6,830,914
Rio Tinto PLC, Sponsored ADR	154,137	9,863,227
*Rolls-Royce Holdings PLC	1,138,419	2,177,077
Rotork PLC	361,993	1,487,811
RS GROUP PLC	286,574	3,318,828
Savills PLC	130,653	1,578,950
Schroders PLC	171,475	1,046,812
Serco Group PLC	729,292	1,394,217
Severn Trent PLC	40,593	1,495,943
Shell PLC	255,674	7,879,648
Shell PLC, ADR	560,841	34,760,925
Smith & Nephew PLC	92,206	1,523,420
#Smith & Nephew PLC, Sponsored ADR	16,172	528,824
Smiths Group PLC	68,785	1,453,320
Softcat PLC	78,355	1,316,734

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Spectris PLC	38,488	$1,818,434
Spirax-Sarco Engineering PLC	17,295	2,410,748
Spirent Communications PLC	4,658	10,538
SSE PLC	267,751	6,183,840
*SSP Group PLC	266,678	864,112
St James’s Place PLC	90,552	1,373,173
Standard Chartered PLC	530,516	4,190,197
Tate & Lyle PLC	257,427	2,637,008
Taylor Wimpey PLC	1,624,220	2,617,174
TBC Bank Group PLC	9,625	284,899
Telecom Plus PLC	22,253	505,133
Tesco PLC	1,441,567	5,093,255
The Sage Group PLC	160,156	1,647,839
TP ICAP Group PLC	307,788	658,045
Travis Perkins PLC	166,040	1,999,300
#*TUI AG	3,784	24,132
Unilever PLC	16,305	909,214
Unilever PLC	16,341	911,211
Unilever PLC, Sponsored ADR	236,546	13,135,399
United Utilities Group PLC	110,007	1,496,054
Victrex PLC	39,823	838,895
Virgin Money UK PLC	707,878	1,387,089
Vistry Group PLC	143,260	1,408,994
Vodafone Group PLC	4,129,759	4,977,865
*ΩWatches of Switzerland Group PLC	95,901	1,002,271
Weir Group PLC (The)	93,398	2,160,007
WH Smith PLC	65,090	1,287,712
Whitbread PLC	66,201	2,701,759
WPP PLC	163,478	1,905,165
WPP PLC, Sponsored ADR	24,403	1,413,178

TOTAL UNITED KINGDOM		461,998,369

UNITED STATES — (0.1%)
ADTRAN Holdings, Inc.	24,591	221,802
Ferguson PLC	45,437	6,393,424
*Noble Corp. PLC	7,193	269,552
Sempra Energy	554	80,967

TOTAL UNITED STATES		6,965,745

TOTAL COMMON STOCKS		5,551,248,315

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.2%)
*Alpargatas SA, Preference	19,864	29,422
Banco Bradesco SA, Preference	160,104	443,235
Banco do Estado do Rio Grande do Sul SA, Preference B	110,539	235,093
Banco Pan SA	47,678	51,082
*Braskem SA, Preference A	15,400	60,918
Centrais Eletricas Brasileiras SA, Class B	24,904	181,248
Centrais Eletricas Santa Catarina	4,700	47,011
Cia de Ferro Ligas da Bahia FERBASA, Preference	21,194	218,174
Cia de Saneamento do Parana, Preference	334,905	255,722
Cia de Transmissao de Energia Eletrica Paulista	52,600	242,348
Cia Energetica de Minas Gerais, Preference	262,071	646,947
Cia Energetica Do Ceara	3,232	32,301
Cia Paranaense de Energia, Preference B	298,341	478,266
Eucatex SA Industria e Comercio, Preference	16,900	29,220
Gerdau SA, Preference	237,909	1,197,428
Grazziotin SA	3,100	17,734
Itau Unibanco Holding SA	264,479	1,370,278

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Marcopolo SA, Preference	261,033	$187,315
Petroleo Brasileiro SA	1,384,408	6,558,355
Raizen SA	126,128	80,424
Randon SA Implementos e Participacoes, Preference	91,000	150,246
Schulz SA, Preference	65,200	57,083
*Taurus Armas SA	25,800	88,186
Unipar Carbocloro SA	52,619	686,287
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	225,599	324,678

TOTAL BRAZIL		13,669,001

CHILE — (0.0%)
Coca-Cola Embonor SA	10,803	13,803
Embotelladora Andina SA, Preference B	60,988	153,735

TOTAL CHILE		167,538

COLOMBIA — (0.0%)
Bancolombia SA, Preference	11,472	71,625
Grupo Argos SA/Colombia	4,347	5,293
Grupo Aval Acciones y Valores SA, Preference	484,256	61,092
Grupo de Inversiones Suramericana SA, Preference	22,258	55,395

TOTAL COLOMBIA		193,405

GERMANY — (0.3%)
Bayerische Motoren Werke AG	12,142	1,290,205
#*ΩDr Ing hc F Porsche AG	7,852	983,017
Draegerwerk AG & Co. KGaA	6,137	345,536
Henkel AG & Co. KGaA	18,042	1,459,613
Porsche Automobil Holding SE	21,738	1,211,453
#Sartorius AG	4,000	1,552,661
Schaeffler AG	2,619	18,996
Sixt SE	10,712	852,655
STO SE & Co. KGaA	1,263	246,521
Villeroy & Boch AG	6,080	129,212
Volkswagen AG	52,023	7,103,339

TOTAL GERMANY		15,193,208

PHILIPPINES — (0.0%)
Cebu Air, Inc.	59,627	41,556

TOTAL PHILIPPINES		41,556

THAILAND — (0.0%)
*Rabbit Holdings PCL	3,207,900	71,396
TOTAL THAILAND		71,396

TOTAL PREFERRED STOCKS		29,336,104

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
*Brpr Corporate Offices Fdo De Inv Imob	815	9,574
TOTAL BRAZIL		9,574

TOTAL INVESTMENT COMPANY		9,574

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
#*Magellan Financial Group, Ltd. 04/16/2027	3,578	485

TOTAL AUSTRALIA		485

AUSTRIA — (0.0%)
*<»Strabag SE	9,744	—

TOTAL AUSTRIA		—

BRAZIL — (0.0%)
*3R PETROLEUM OLEO E GAS SA 5/22/2023	6,158	9,453

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*Localiza Rent a Car SA 5/12/2023	898	$3,080
*Meliuz SA 5/26/2023	746	87

TOTAL BRAZIL		12,620

CHINA — (0.0%)
*Xinyi Energy Holdings, Ltd. 5/24/2023	97,640	—

TOTAL CHINA		—

FRANCE — (0.0%)
*Mersen SA 5/3/2023	8,852	14,407

TOTAL FRANCE		14,407

HONG KONG — (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2023	7,600	12

TOTAL HONG KONG		12

ITALY — (0.0%)
#*»Webuild SpA 08/02/2030	2,724	—

TOTAL ITALY		—

MALAYSIA — (0.0%)
*Eco World Development Group BHD 04/12/2029	96,220	2,265
*Yinson Holdings BHD	89,485	11,937

TOTAL MALAYSIA		14,202

SINGAPORE — (0.0%)
*Keppel Infrastructure Trust 5/11/2023	40,900	705

TOTAL SINGAPORE		705

SWEDEN — (0.0%)
#*Fingerprint Cards AB 9/8/2023	948	65

TOTAL SWEDEN		65

TAIWAN — (0.0%)
*<»Acer, Inc. 6/20/2023	489	—
*Taiwan Cogeneration 5/30/2023	17,790	10,526

TOTAL TAIWAN		10,526

THAILAND — (0.0%)
*»Alpha Divisions PCL 06/06/2023	12,500	22
*Bangkok Ranch PCL 09/01/2026	101,250	801
*Better World Green PCL	253,433	—
*Eastern Power Group PCL 06/29/2025	53,508	407
*Kiatnakin Phatra Bank PCL	9,358	—
*Kiatnakin Phatra Bank PCL	9,358	—
*Master Ad PCL 09/04/2023	246,350	72
*MBK PCL	14,411	5,107
*MBK PCL	14,411	4,811
*MBK PCL 05/15/2024	11,947	4,408
*Power Solution Technologies PCL 10/11/2025	164,766	1,013
*Sena Development PCL 03/21/2024	50,750	238

TOTAL THAILAND		16,879

TOTAL RIGHTS/WARRANTS		69,901

TOTAL INVESTMENT SECURITIES — (98.1%)
(Cost $4,801,578,110)		5,580,663,894

SECURITIES LENDING COLLATERAL — (1.9%)
@§The DFA Short Term Investment Fund	9,145,387	105,769,150

TOTAL INVESTMENTS — (100.0%)
(Cost $4,907,347,260)		$5,686,433,044

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2023
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

DIMENSIONAL US CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (7.5%)
*Activision Blizzard, Inc.	8,590	$667,529
*Advantage Solutions, Inc.	22,476	28,769
*Alphabet, Inc., Class A	447,344	48,017,905
*Alphabet, Inc., Class C	404,241	43,746,961
*Altice USA, Inc., Class A	16,038	56,133
*AMC Networks, Inc., Class A	3,775	66,780
*Angi, Inc.	4,706	10,824
*Anterix, Inc.	2,129	67,234
AT&T, Inc.	560,763	9,908,682
ATN International, Inc.	1,559	56,389
*Bandwidth, Inc., Class A	2,159	26,275
*Boston Omaha Corp., Class A	2,936	60,071
*Bumble, Inc., Class A	12,333	224,584
Cable One, Inc.	626	474,765
#*Cardlytics, Inc.	1,333	8,651
*Cargurus, Inc.	7,105	116,806
*Cars.com, Inc.	6,600	129,162
*Charter Communications, Inc., Class A	10,194	3,758,528
#*Cinemark Holdings, Inc.	11,178	188,685
*Clear Channel Outdoor Holdings, Inc.	24,506	31,123
Cogent Communications Holdings, Inc.	4,403	303,983
Comcast Corp., Class A	390,132	16,139,761
*comScore, Inc.	16	16
*Consolidated Communications Holdings, Inc.	13,077	50,608
*Cumulus Media, Inc., Class A	996	3,501
*Daily Journal Corp.	57	15,570
*DHI Group, Inc.	3,043	11,168
*DISH Network Corp., Class A	25,148	188,861
*EchoStar Corp., Class A	3,890	66,402
Electronic Arts, Inc.	26,599	3,385,521
*Endeavor Group Holdings, Inc., Class A	11,061	285,153
Entravision Communications Corp., Class A	8,213	51,331
*Eventbrite, Inc., Class A	2,451	17,819
*EverQuote, Inc., Class A	1,139	7,939
*EW Scripps Co. (The), Class A	10,988	92,629
*Fluent, Inc.	24	18
Fox Corp., Class A	32,429	1,078,589
Fox Corp., Class B	21,059	643,142
#*Frontier Communications Parent, Inc.	27,537	620,684
#*fuboTV, Inc.	243	277
*Gaia, Inc.	8	24
*Gannett Co., Inc.	14,715	27,958
*Genius Brands International, Inc.	288	743
*Gogo, Inc.	10,305	138,190
Gray Television, Inc.	10,564	81,448
*IDT Corp., Class B	2,512	83,424
*iHeartMedia, Inc., Class A	13,422	46,574
*IMAX Corp.	6,244	130,812
*Integral Ad Science Holding Corp.	16,824	264,642
Interpublic Group of Cos., Inc. (The)	42,014	1,501,160
Iridium Communications, Inc.	12,444	789,821
John Wiley & Sons, Inc., Class A	5,191	200,217
*Liberty Broadband Corp., Class A	954	80,642

1

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class C	12,516	$1,061,106
*Liberty Latin America, Ltd., Class A	11,616	103,034
*Liberty Latin America, Ltd., Class C	15,862	140,855
*Liberty Media Corp.-Liberty Braves, Class A	81	3,173
*Liberty Media Corp.-Liberty Braves, Class C	4,222	160,520
*Liberty Media Corp.-Liberty Formula One, Class A	1,018	65,946
*Liberty Media Corp.-Liberty Formula One, Class C	17,775	1,283,177
*Liberty Media Corp.-Liberty SiriusXM, Class A	5,392	151,515
*Liberty Media Corp.-Liberty SiriusXM, Class C	22,686	633,847
*Lions Gate Entertainment Corp., Class A	11,432	131,468
*Lions Gate Entertainment Corp., Class B	11,272	120,272
*Live Nation Entertainment, Inc.	20,415	1,383,729
#Lumen Technologies, Inc.	108,124	256,254
*Madison Square Garden Entertainment Corp.	2,584	83,386
Madison Square Garden Sports Corp.	1,771	355,085
*Magnite, Inc.	15,378	144,553
#Marcus Corp. (The)	3,226	56,520
*Match Group, Inc.	28,194	1,040,359
#*MediaAlpha, Inc., Class A	1,968	14,563
*Meta Platforms, Inc., Class A	168,590	40,515,549
*Netflix, Inc.	26,672	8,799,893
New York Times Co. (The), Class A	14,936	593,706
News Corp., Class A	55,344	974,608
News Corp., Class B	4,880	86,620
Nexstar Media Group, Inc.	4,961	860,485
Omnicom Group, Inc.	22,374	2,026,413
*Ooma, Inc.	563	6,925
#Paramount Global, Class A	8	212
#Paramount Global, Class B	59,936	1,398,307
*Pinterest, Inc., Class A	34,564	794,972
*Playtika Holding Corp.	16,390	163,900
*PubMatic, Inc., Class A	5,237	71,537
*QuinStreet, Inc.	5,651	62,783
*Quotient Technology, Inc.	9,010	25,408
*ROBLOX Corp., Class A	19,299	687,044
*Roku, Inc.	11,584	651,137
*Salem Media Group, Inc.	206	212
Scholastic Corp.	3,907	150,302
*Sciplay Corp., Class A	8,561	146,222
Shenandoah Telecommunications Co.	7,140	148,583
Shutterstock, Inc.	3,434	230,078
#Sinclair Broadcast Group, Inc., Class A	6,442	128,131
Sirius XM Holdings, Inc.	91,330	347,054
*Snap, Inc., Class A	68,702	598,394
*Sphere Entertainment Co.	2,584	72,714
*Spotify Technology SA	11,474	1,532,926
*Stagwell, Inc.	7,960	49,511
*Take-Two Interactive Software, Inc.	15,758	1,958,562
*TechTarget, Inc.	2,668	90,952
TEGNA, Inc.	11,430	195,453
Telephone and Data Systems, Inc.	11,362	113,620
*Thryv Holdings, Inc.	5,694	127,887
*T-Mobile US, Inc.	43,099	6,201,946
Townsquare Media, Inc., Class A	1	9
*Trade Desk, Inc. (The), Class A	24,508	1,576,845
*Travelzoo	19	142
*TripAdvisor, Inc.	11,464	203,257
*TrueCar, Inc.	8,467	21,760

2

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*United States Cellular Corp.	5,493	$116,671
Verizon Communications, Inc.	453,830	17,622,219
*Vimeo, Inc.	15,594	51,304
*Walt Disney Co. (The)	121,173	12,420,232
*Warner Bros Discovery, Inc.	239,797	3,263,637
Warner Music Group Corp., Class A	9,954	303,298
*WideOpenWest, Inc.	9,770	111,671
#World Wrestling Entertainment, Inc., Class A	3,979	426,429
*Yelp, Inc.	6,166	184,487
*Zedge, Inc., Class B	445	881
*Ziff Davis, Inc.	5,086	371,990
*ZoomInfo Technologies, Inc.	30,066	658,746

TOTAL COMMUNICATION SERVICES		248,289,469

CONSUMER DISCRETIONARY — (10.4%)
*1-800-Flowers.com, Inc., Class A	3,500	32,235
*1stdibs.com, Inc.	5,029	18,909
*2U, Inc.	8,573	47,494
Aaron’s Co., Inc. (The)	3,626	48,407
*Abercrombie & Fitch Co.	5,812	136,814
Academy Sports & Outdoors, Inc.	9,410	597,723
Acushnet Holdings Corp.	6,598	330,758
*Adient PLC	11,346	419,121
ADT, Inc.	45,234	303,068
*Adtalem Global Education, Inc.	4,906	199,036
Advance Auto Parts, Inc.	6,591	827,368
*Airbnb, Inc., Class A	11,064	1,324,029
*Allbirds, Inc., Class A	6,694	8,368
*Amazon.com, Inc.	681,808	71,896,654
*American Axle & Manufacturing Holdings, Inc.	17,604	125,869
American Eagle Outfitters, Inc.	20,651	276,517
*American Outdoor Brands, Inc.	882	7,885
*American Public Education, Inc.	2,540	14,478
*America’s Car-Mart, Inc.	731	58,765
#*AMMO, Inc.	5,744	11,316
*Aptiv PLC	27,334	2,811,575
Aramark	25,934	899,910
#*Arhaus, Inc.	2,280	18,286
Ark Restaurants Corp.	63	1,101
Arko Corp.	12,475	104,291
*Asbury Automotive Group, Inc.	1,532	296,381
#*Aterian, Inc.	3,102	2,454
Autoliv, Inc.	9,510	816,053
*AutoNation, Inc.	6,112	804,950
*AutoZone, Inc.	1,080	2,876,375
#*Bally’s Corp.	510	8,772
*Barnes & Noble Education, Inc.	2,812	4,387
Bassett Furniture Industries, Inc.	534	7,663
Bath & Body Works, Inc.	21,478	753,878
*Beazer Homes USA, Inc.	3,093	65,912
Best Buy Co., Inc.	26,699	1,989,609
#Big Lots, Inc.	3,377	30,359
*Biglari Holdings, Inc., Class B	10	1,732
*BJ’s Restaurants, Inc.	2,551	83,010
#Bloomin’ Brands, Inc.	10,239	253,620
Bluegreen Vacations Holding Corp.	1,027	29,567
*Booking Holdings, Inc.	2,824	7,586,139
*Boot Barn Holdings, Inc.	3,046	220,744
BorgWarner, Inc.	26,473	1,274,145

3

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Bowlero Corp.	4,330	$63,348
Boyd Gaming Corp.	10,420	723,148
*Bright Horizons Family Solutions, Inc.	5,710	434,645
*Brinker International, Inc.	3,640	145,309
#Brunswick Corp.	8,296	703,418
Buckle, Inc. (The)	6,318	211,843
Build-A-Bear Workshop, Inc.	1,661	38,535
*Burlington Stores, Inc.	6,034	1,163,416
*Caesars Entertainment, Inc.	20,907	946,878
Caleres, Inc.	4,845	110,466
#Camping World Holdings, Inc., Class A	624	13,971
*Capri Holdings, Ltd.	13,944	578,676
#*CarMax, Inc.	18,300	1,281,549
#*Carnival Corp.	100,172	922,584
*CarParts.com, Inc.	2,671	12,661
Carriage Services, Inc.	1,465	42,060
*Carrols Restaurant Group, Inc.	4,591	17,675
Carter’s, Inc.	4,017	280,266
Cato Corp. (The), Class A	2,741	22,613
*Cavco Industries, Inc.	892	267,796
*Century Casinos, Inc.	347	2,443
Century Communities, Inc.	4,087	275,219
Cheesecake Factory, Inc. (The)	4,864	163,868
*Chegg, Inc.	13,271	238,613
#*Chewy, Inc., Class A	5,444	168,818
*Chico’s FAS, Inc.	16,214	81,719
*Children’s Place, Inc. (The)	1,689	50,062
*Chipotle Mexican Grill, Inc.	1,721	3,558,374
#Choice Hotels International, Inc.	5,238	667,950
Churchill Downs, Inc.	3,232	945,457
*Chuy’s Holdings, Inc.	1,981	69,097
*Citi Trends, Inc.	660	11,392
Clarus Corp.	3,275	31,866
Columbia Sportswear Co.	6,122	511,432
*Conn’s, Inc.	1,716	8,202
*Container Store Group, Inc. (The)	8,161	25,217
*ContextLogic, Inc., Class A	1,131	8,157
*Cooper-Standard Holdings, Inc.	1,604	21,574
*Coursera, Inc.	13,730	170,801
#Cracker Barrel Old Country Store, Inc.	2,328	247,140
*Crocs, Inc.	6,559	811,152
Crown Crafts, Inc.	181	999
*Culp, Inc.	8	44
Dana, Inc.	20,437	302,263
Darden Restaurants, Inc.	12,894	1,958,985
*Dave & Buster’s Entertainment, Inc.	5,998	212,689
*Deckers Outdoor Corp.	2,468	1,183,011
*Delta Apparel, Inc.	78	888
*Denny’s Corp.	6,427	72,047
Designer Brands, Inc., Class A	7,189	58,878
*Destination XL Group, Inc.	9,848	43,233
Dick’s Sporting Goods, Inc.	7,101	1,029,716
#Dillard’s, Inc., Class A	1,747	521,287
Dine Brands Global, Inc.	1,594	103,498
Domino’s Pizza, Inc.	3,275	1,039,714
*DoorDash, Inc., Class A	31,503	1,927,669
Dorman Products, Inc.	2,822	243,144
DR Horton, Inc.	42,517	4,669,217

4

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*DraftKings, Inc.	31,727	$695,139
*Dream Finders Homes, Inc., Class A	525	8,006
*Duluth Holdings, Inc., Class B	2,202	13,785
eBay, Inc.	64,414	2,990,742
*Educational Development Corp.	444	937
El Pollo Loco Holdings, Inc.	3,317	30,914
*Envela Corp.	30	189
Escalade, Inc.	341	5,156
Ethan Allen Interiors, Inc.	2,861	79,908
*Etsy, Inc.	11,268	1,138,406
#*European Wax Center, Inc., Class A	2,798	52,714
*Everi Holdings, Inc.	140	2,128
*Expedia Group, Inc.	13,699	1,287,158
*Fiesta Restaurant Group, Inc.	8	64
*First Watch Restaurant Group, Inc.	5,586	89,823
#*Fisker, Inc.	228	1,468
*Five Below, Inc.	4,984	983,642
Flexsteel Industries, Inc.	36	624
#*Floor & Decor Holdings, Inc., Class A	9,843	977,804
Foot Locker, Inc.	10,184	427,626
Ford Motor Co.	314,504	3,736,308
*Fossil Group, Inc.	4,023	13,517
*Fox Factory Holding Corp.	4,245	470,643
#Franchise Group, Inc.	4,478	130,982
*Frontdoor, Inc.	6,837	187,060
*Full House Resorts, Inc.	447	3,147
*Funko, Inc., Class A	4,012	39,558
#*GameStop Corp., Class A	14,789	285,280
#Gap, Inc. (The)	37,212	357,235
Garmin, Ltd.	18,581	1,824,097
*Garrett Motion, Inc.	4,402	36,361
General Motors Co.	111,003	3,667,539
*Genesco, Inc.	1,829	63,393
Gentex Corp.	22,474	620,058
*Gentherm, Inc.	2,821	168,273
Genuine Parts Co.	16,217	2,729,483
*G-III Apparel Group, Ltd.	8,807	138,270
*Goodyear Tire & Rubber Co. (The)	33,261	354,895
*GoPro, Inc., Class A	14,534	62,206
Graham Holdings Co., Class B	350	201,450
*Grand Canyon Education, Inc.	3,132	371,768
*Green Brick Partners, Inc.	5,105	190,263
Group 1 Automotive, Inc.	1,811	406,533
*GrowGeneration Corp.	5,569	19,046
#Guess?, Inc.	16,844	317,509
H&R Block, Inc.	14,577	494,306
Hanesbrands, Inc.	39,620	207,609
Harley-Davidson, Inc.	17,234	639,381
Hasbro, Inc.	15,009	888,833
Haverty Furniture Cos., Inc.	1,760	53,046
*Helen of Troy, Ltd.	2,548	255,666
Hibbett, Inc.	1,765	95,892
*Hilton Grand Vacations, Inc.	13,657	584,520
Hilton Worldwide Holdings, Inc.	25,725	3,704,915
*Holley, Inc.	3,085	7,435
Home Depot, Inc. (The)	83,360	25,053,014
Hooker Furnishings Corp.	778	12,300
*Hovnanian Enterprises, Inc., Class A	665	49,057

5

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Hyatt Hotels Corp., Class A	4,123	$471,259
*Inspired Entertainment, Inc.	1,883	24,102
Installed Building Products, Inc.	3,148	391,202
International Game Technology PLC	14,667	412,729
#*iRobot Corp.	3,448	135,610
*J Jill, Inc.	252	6,232
Jack in the Box, Inc.	1,812	167,954
*JAKKS Pacific, Inc.	1,980	44,352
Johnson Outdoors, Inc., Class A	862	49,996
KB Home	7,493	328,343
#*Kirkland’s, Inc.	8	24
Kohl’s Corp.	13,243	291,743
Kontoor Brands, Inc.	5,663	255,798
Krispy Kreme, Inc.	16,885	259,691
#*Kura Sushi USA, Inc., Class A	683	47,072
Lakeland Industries, Inc.	7	84
*Lands’ End, Inc.	3,500	25,095
*Las Vegas Sands Corp.	30,875	1,971,369
*Latham Group, Inc.	11,427	27,539
Laureate Education, Inc.	17,360	215,090
La-Z-Boy, Inc.	5,042	144,857
#*Lazydays Holdings, Inc.	243	2,880
LCI Industries	3,295	372,203
Lear Corp.	6,401	817,152
*Legacy Housing Corp.	2,561	55,318
Leggett & Platt, Inc.	14,173	457,930
Lennar Corp., Class A	29,483	3,325,977
Lennar Corp., Class B	881	86,179
#*Leslie’s, Inc.	15,586	169,108
Levi Strauss & Co., Class A	6,376	92,197
*LGI Homes, Inc.	2,476	294,149
*Life Time Group Holdings, Inc.	7,104	147,692
Lifetime Brands, Inc.	8	39
*Light & Wonder, Inc.	130	7,838
*Lincoln Educational Services Corp.	722	4,209
Lithia Motors, Inc.	3,467	765,826
LKQ Corp.	24,602	1,420,273
*LL Flooring Holdings, Inc.	1,828	6,014
#*Lordstown Motors Corp., Class A	9,076	4,747
*Lovesac Co. (The)	1,330	34,966
Lowe’s Cos., Inc.	42,440	8,820,305
*Lululemon Athletica, Inc.	11,384	4,325,123
Macy’s, Inc.	39,080	638,567
*Malibu Boats, Inc., Class A	2,800	158,900
Marine Products Corp.	22	303
*MarineMax, Inc.	2,473	72,014
Marriott International, Inc., Class A	20,816	3,524,981
Marriott Vacations Worldwide Corp.	4,230	569,189
*MasterCraft Boat Holdings, Inc.	2,052	60,062
*Mattel, Inc.	39,855	717,390
McDonald’s Corp.	53,787	15,907,505
MDC Holdings, Inc.	8,216	336,610
MGM Resorts International	258	11,589
*Modine Manufacturing Co.	5,994	125,335
*Mohawk Industries, Inc.	6,345	671,936
Monarch Casino & Resort, Inc.	408	28,299
Monro, Inc.	4,085	199,675
*Motorcar Parts of America, Inc.	1,492	7,266

6

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Movado Group, Inc.	1,711	$43,836
Murphy USA, Inc.	2,344	645,139
Nathan’s Famous, Inc.	12	896
#*National Vision Holdings, Inc.	6,777	142,588
*Nautilus, Inc.	391	520
Newell Brands, Inc.	49,776	604,778
NIKE, Inc., Class B	89,476	11,338,399
*Noodles & Co.	1,977	9,766
#Nordstrom, Inc.	16,281	251,704
#*Norwegian Cruise Line Holdings, Ltd.	16,541	220,822
*NVR, Inc.	348	2,032,320
*ODP Corp. (The)	4,064	175,605
*Ollie’s Bargain Outlet Holdings, Inc.	5,947	388,042
*ONE Group Hospitality, Inc. (The)	22	172
*OneSpaWorld Holdings, Ltd.	6,263	75,156
#*OneWater Marine, Inc.	1,674	44,194
*O’Reilly Automotive, Inc.	3,837	3,519,718
Oxford Industries, Inc.	1,811	186,877
Papa John’s International, Inc.	3,354	250,846
Patrick Industries, Inc.	3,322	227,989
*Penn Entertainment, Inc.	8,054	239,929
#Penske Automotive Group, Inc.	7,768	1,076,489
*Perdoceo Education Corp.	7,698	99,920
#*Petco Health & Wellness Co., Inc.	21,962	218,742
#PetMed Express, Inc.	1,129	17,353
*Planet Fitness, Inc., Class A	7,869	654,229
*Playa Hotels & Resorts NV	21,165	197,046
*PlayAGS, Inc.	16	84
#Polaris, Inc.	6,463	702,205
Pool Corp.	3,922	1,377,877
*Potbelly Corp.	1,305	13,676
PulteGroup, Inc.	26,235	1,761,680
Purple Innovation, Inc.	9,453	28,075
PVH Corp.	6,518	559,310
#*QuantumScape Corp.	12,004	84,028
*Qurate Retail, Inc., Class A	46,271	36,859
Ralph Lauren Corp.	4,143	475,575
RCI Hospitality Holdings, Inc.	45	3,371
#*Red Robin Gourmet Burgers, Inc.	8	105
Red Rock Resorts, Inc., Class A	62	3,026
*Revolve Group, Inc.	2,565	52,967
*RH	2,675	682,473
Rocky Brands, Inc.	622	18,175
Ross Stores, Inc.	33,896	3,617,720
*Royal Caribbean Cruises, Ltd.	16,082	1,052,245
Ruth’s Hospitality Group, Inc.	3,804	61,473
*Sally Beauty Holdings, Inc.	12,237	174,133
*SeaWorld Entertainment, Inc.	4,880	261,861
Service Corp. International	18,300	1,284,477
*Shake Shack, Inc., Class A	2,762	151,385
Shoe Carnival, Inc.	2,911	67,681
Signet Jewelers, Ltd.	6,444	474,150
*Six Flags Entertainment Corp.	6,907	167,633
*Skechers USA, Inc., Class A	14,059	747,798
*Skyline Champion Corp.	6,980	517,707
*Sleep Number Corp.	1,666	37,568
Smith & Wesson Brands, Inc.	4,980	59,860
*Solo Brands, Inc., Class A	6,914	55,243

7

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Sonic Automotive, Inc., Class A	2,780	$123,766
*Sonos, Inc.	11,604	245,309
*Sportsman’s Warehouse Holdings, Inc.	4,420	27,492
Standard Motor Products, Inc.	2,532	91,177
Starbucks Corp.	81,312	9,293,148
Steven Madden, Ltd.	8,223	288,134
#*Stitch Fix, Inc., Class A	11,009	37,541
*Stoneridge, Inc.	2,635	49,617
Strategic Education, Inc.	2,618	230,384
*Strattec Security Corp.	43	834
*Stride, Inc.	8,487	364,602
Superior Group of Cos., Inc.	465	3,627
*Superior Industries International, Inc.	84	412
*Sweetgreen, Inc., Class A	2,433	19,318
*Sypris Solutions, Inc.	619	1,219
Tapestry, Inc.	28,437	1,160,514
*Target Hospitality Corp.	570	7,188
*Taylor Morrison Home Corp.	12,265	528,499
Tempur Sealy International, Inc.	16,251	608,925
*Tesla, Inc.	173,645	28,531,610
Texas Roadhouse, Inc.	7,081	783,300
#Thor Industries, Inc.	7,049	557,012
#*ThredUp, Inc., Class A	1,661	4,385
#*Tile Shop Holdings, Inc.	7,638	35,822
*Tilly’s, Inc., Class A	1,875	14,081
TJX Cos, Inc. (The)	88,188	6,950,978
Toll Brothers, Inc.	11,660	745,191
*TopBuild Corp.	3,791	854,795
*Topgolf Callaway Brands Corp.	19,350	428,990
Tractor Supply Co.	12,515	2,983,576
#*Traeger, Inc.	9,946	30,236
Travel + Leisure Co.	7,006	268,120
*Tri Pointe Homes, Inc.	10,671	306,044
*Ulta Beauty, Inc.	5,517	3,042,239
*Under Armour, Inc., Class A	9,100	80,717
*Under Armour, Inc., Class C	30,691	246,756
*Unifi, Inc.	1,374	12,064
*Universal Electronics, Inc.	1,094	10,995
*Universal Technical Institute, Inc.	2,490	17,579
Upbound Group, Inc.	7,783	207,495
*Urban Outfitters, Inc.	11,504	311,298
Vail Resorts, Inc.	4,359	1,048,427
Valvoline, Inc.	15,570	537,944
*Vera Bradley, Inc.	2,086	10,931
VF Corp.	43,923	1,032,630
#*Victoria’s Secret & Co.	8,909	276,268
*Vista Outdoor, Inc.	7,825	188,582
*Visteon Corp.	2,487	349,150
#*Vizio Holding Corp., Class A	9,438	80,884
*VOXX International Corp.	3,040	38,821
#*Vuzix Corp.	1,848	7,429
Wendy’s Co. (The)	23,962	529,560
Whirlpool Corp.	6,560	915,710
Williams-Sonoma, Inc.	8,830	1,068,783
Wingstop, Inc.	3,200	640,352
Winmark Corp.	312	104,183
Winnebago Industries, Inc.	3,575	207,851
Wolverine World Wide, Inc.	9,546	159,800

8

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Workhorse Group, Inc.	6,276	$5,913
Wyndham Hotels & Resorts, Inc.	9,093	620,324
*Wynn Resorts, Ltd.	9,720	1,110,802
*XPEL, Inc.	2,839	207,417
*YETI Holdings, Inc.	9,005	355,247
Yum! Brands, Inc.	27,014	3,797,628
*Zumiez, Inc.	1,934	33,816

TOTAL CONSUMER DISCRETIONARY		343,806,323

CONSUMER STAPLES — (6.9%)
Albertsons Cos., Inc., Class A	28,292	591,303
Alico, Inc.	586	13,806
Altria Group, Inc.	118,485	5,629,222
Andersons, Inc. (The)	4,734	211,610
#*AppHarvest, Inc.	3,124	1,450
Archer-Daniels-Midland Co.	44,198	3,450,980
#B&G Foods, Inc.	5,621	90,161
*Beauty Health Co. (The)	4,959	56,830
*BellRing Brands, Inc.	12,573	452,502
*BJ’s Wholesale Club Holdings, Inc.	14,542	1,110,573
*Boston Beer Co., Inc. (The), Class A	932	295,919
Brown-Forman Corp., Class A	1,040	68,515
Brown-Forman Corp., Class B	33,521	2,181,882
Bunge, Ltd.	15,934	1,491,422
Calavo Growers, Inc.	1,608	51,392
Cal-Maine Foods, Inc.	5,931	281,723
Campbell Soup Co.	32,304	1,754,107
Casey’s General Stores, Inc.	4,223	966,307
#*Celsius Holdings, Inc.	4,424	422,802
*Central Garden & Pet Co.	8	295
*Central Garden & Pet Co., Class A	5,028	177,639
*Chefs’ Warehouse, Inc. (The)	3,759	125,024
Church & Dwight Co., Inc.	21,860	2,123,043
Clorox Co. (The)	11,269	1,866,372
Coca-Cola Co. (The)	295,084	18,929,639
Coca-Cola Consolidated, Inc.	1,129	665,500
Colgate-Palmolive Co.	61,888	4,938,662
Conagra Brands, Inc.	46,461	1,763,660
Constellation Brands, Inc., Class A	12,268	2,815,138
Costco Wholesale Corp.	31,513	15,857,972
*Coty, Inc., Class A	74,525	884,612
*Darling Ingredients, Inc.	17,672	1,052,721
Dollar General Corp.	16,814	3,723,628
*Dollar Tree, Inc.	24,072	3,700,107
*Duckhorn Portfolio, Inc. (The)	10,840	163,684
Edgewell Personal Care Co.	5,105	222,935
*elf Beauty, Inc.	26,484	2,456,656
Energizer Holdings, Inc.	7,096	237,219
Estee Lauder Cos, Inc. (The)	14,035	3,462,715
Flowers Foods, Inc.	22,004	605,330
Fresh Del Monte Produce, Inc.	5,569	159,886
#*Freshpet, Inc.	4,274	294,778
General Mills, Inc.	43,431	3,849,290
*Grocery Outlet Holding Corp.	8,605	256,257
*Hain Celestial Group, Inc. (The)	9,879	177,130
*Herbalife, Ltd.	9,069	134,765
Hershey Co. (The)	12,145	3,316,314
*Honest Co., Inc. (The)	7,695	12,774
Hormel Foods Corp.	46,616	1,885,151

9

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*Hostess Brands, Inc.	13,441	$346,240
Ingles Markets, Inc., Class A	1,485	136,679
Ingredion, Inc.	6,894	731,936
Inter Parfums, Inc.	3,080	467,513
J & J Snack Foods Corp.	1,705	261,206
J M Smucker Co. (The)	11,581	1,788,222
John B Sanfilippo & Son, Inc.	889	92,412
Kellogg Co.	34,089	2,378,390
Keurig Dr Pepper, Inc.	54,958	1,797,127
Kimberly-Clark Corp.	25,749	3,730,773
Kraft Heinz Co. (The)	53,933	2,117,949
Kroger Co. (The)	90,579	4,404,857
Lamb Weston Holdings, Inc.	13,058	1,460,015
Lancaster Colony Corp.	2,405	502,934
Lifevantage Corp.	8	26
*Lifeway Foods, Inc.	8	48
Limoneira Co.	1,331	22,241
McCormick & Co., Inc.	24,491	2,151,534
Medifast, Inc.	1,320	120,978
MGP Ingredients, Inc.	1,969	194,301
*Mission Produce, Inc.	7,785	88,671
Molson Coors Beverage Co., Class B	20,235	1,203,578
Mondelez International, Inc., Class A	87,770	6,733,714
*Monster Beverage Corp.	41,725	2,336,600
*National Beverage Corp.	6,275	311,867
Natural Grocers by Vitamin Cottage, Inc.	1,745	18,829
*Nature’s Sunshine Products, Inc.	8	88
Nu Skin Enterprises, Inc., Class A	5,326	210,164
Oil-Dri Corp. of America	351	14,875
*Olaplex Holdings, Inc.	14,313	52,958
PepsiCo., Inc.	120,159	22,937,152
*Performance Food Group Co.	15,685	983,293
Philip Morris International, Inc.	110,615	11,058,182
*Pilgrim’s Pride Corp.	13,561	309,326
*Post Holdings, Inc.	6,654	602,120
PriceSmart, Inc.	3,262	240,344
Procter & Gamble Co. (The)	173,023	27,057,337
Reynolds Consumer Products, Inc.	12,504	350,487
Seaboard Corp.	79	311,345
*Seneca Foods Corp., Class A	42	1,999
*Simply Good Foods Co. (The)	9,215	335,150
*Sovos Brands, Inc.	7,637	130,975
SpartanNash Co.	4,914	120,491
Spectrum Brands Holdings, Inc.	4,021	267,396
*Sprouts Farmers Market, Inc.	12,221	423,580
Sysco Corp.	50,095	3,844,290
Target Corp.	40,081	6,322,778
*Tattooed Chef, Inc.	1,508	2,322
Tootsie Roll Industries, Inc.	3,340	136,539
*TreeHouse Foods, Inc.	5,591	297,721
Turning Point Brands, Inc.	2,049	48,746
Tyson Foods, Inc., Class A	31,052	1,940,439
*United Natural Foods, Inc.	6,257	170,628
Universal Corp.	2,859	156,931
*US Foods Holding Corp.	25,856	992,870
*USANA Health Sciences, Inc.	1,877	124,576
#Utz Brands, Inc.	6,266	118,490
Vector Group, Ltd.	13,122	167,174

10

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Village Super Market, Inc., Class A	918	$20,095
#*Vita Coco Co., Inc. (The)	1,426	30,873
*Vital Farms, Inc.	2,823	36,360
Walgreens Boots Alliance, Inc.	79,662	2,808,085
Walmart, Inc.	115,802	17,482,628
WD-40 Co.	1,242	236,477
Weis Markets, Inc.	3,275	270,155
*Whole Earth Brands, Inc.	2,245	5,388

TOTAL CONSUMER STAPLES		229,000,869

ENERGY — (5.7%)
Adams Resources & Energy, Inc.	52	1,981
#*Amplify Energy Corp.	4,686	32,380
Antero Midstream Corp.	55,164	593,565
#*Antero Resources Corp.	41,026	943,188
APA Corp.	30,310	1,116,924
Arch Resources, Inc.	2,726	333,254
Archrock, Inc.	18,303	188,338
Ardmore Shipping Corp.	6,131	90,064
Baker Hughes Co.	98,906	2,892,011
*Battalion Oil Corp.	8	56
Berry Corp.	12,191	93,139
*Bristow Group, Inc.	3,480	77,848
Cactus, Inc., Class A	5,119	207,217
California Resources Corp.	9,162	371,061
*Callon Petroleum Co.	10,306	341,541
*Centrus Energy Corp., Class A	1,299	38,061
ChampionX Corp.	18,954	513,274
Cheniere Energy, Inc.	22,948	3,511,044
Chesapeake Energy Corp.	19,219	1,589,027
Chevron Corp.	153,254	25,835,559
Chord Energy Corp.	1,892	269,288
Civitas Resources, Inc.	11,702	808,023
*Clean Energy Fuels Corp.	23,602	100,781
*CNX Resources Corp.	17,801	276,450
Comstock Resources, Inc.	39,653	456,010
ConocoPhillips	114,919	11,824,016
CONSOL Energy, Inc.	4,839	287,146
Core Laboratories NV	6,200	139,562
Coterra Energy, Inc.	103,204	2,642,022
CVR Energy, Inc.	9,988	263,084
Delek US Holdings, Inc.	56,183	1,221,980
*Denbury, Inc.	5,358	500,330
Devon Energy Corp.	88,561	4,731,814
DHT Holdings, Inc.	26,119	247,869
Diamondback Energy, Inc.	24,406	3,470,533
*DMC Global, Inc.	1,653	31,308
Dorian LPG, Ltd.	7,186	159,673
*Dril-Quip, Inc.	6,365	173,637
DT Midstream, Inc.	11,045	544,187
EnLink Midstream LLC	51,274	502,998
EOG Resources, Inc.	52,153	6,230,719
Epsilon Energy, Ltd.	401	2,149
EQT Corp.	43,041	1,499,548
Equitrans Midstream Corp.	41,027	211,289
Evolution Petroleum Corp.	2,627	17,312
*Expro Group Holdings NV	10,847	215,747
Exxon Mobil Corp.	351,480	41,594,143
*Forum Energy Technologies, Inc.	1,564	34,658

11

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Geospace Technologies Corp.	8	$58
*Green Plains, Inc.	5,776	197,366
*Gulf Island Fabrication, Inc.	200	696
*Gulfport Energy Corp.	2,685	242,885
*Hallador Energy Co.	4,532	36,437
Halliburton Co.	98,039	3,210,777
*Helix Energy Solutions Group, Inc.	16,428	119,103
Helmerich & Payne, Inc.	11,650	386,314
Hess Corp.	27,404	3,975,224
HF Sinclair Corp.	26,514	1,169,533
International Seaways, Inc.	7,299	290,646
Kinder Morgan, Inc.	223,234	3,828,463
*Kosmos Energy, Ltd.	58,701	375,686
*Laredo Petroleum, Inc.	2,474	115,115
Liberty Energy, Inc.	25,705	329,281
Magnolia Oil & Gas Corp., Class A	25,859	546,142
*Mammoth Energy Services, Inc.	4,455	16,439
Marathon Oil Corp.	70,029	1,691,901
Marathon Petroleum Corp.	47,548	5,800,856
Matador Resources Co.	20,906	1,025,021
Murphy Oil Corp.	18,174	667,168
*Nabors Industries, Ltd.	1,066	106,323
NACCO Industries, Inc., Class A	419	15,134
*National Energy Services Reunited Corp.	9,073	27,673
*Natural Gas Services Group, Inc.	480	4,944
New Fortress Energy, Inc.	8,790	266,249
*Newpark Resources, Inc.	8,927	35,708
#*NextDecade Corp.	335	2,087
*NexTier Oilfield Solutions, Inc.	29,375	237,350
#*Nine Energy Service, Inc.	3,154	12,174
*Noble Corp. PLC	4,112	158,106
Nordic American Tankers, Ltd.	22,374	78,980
Northern Oil and Gas, Inc.	2,591	85,944
NOV, Inc.	56,974	954,315
Occidental Petroleum Corp.	95,713	5,889,221
*Oceaneering International, Inc.	12,352	219,001
*Oil States International, Inc.	6,089	42,867
ONEOK, Inc.	47,874	3,131,438
*Overseas Shipholding Group, Inc., Class A	8,558	32,863
Ovintiv, Inc.	34,601	1,248,404
*Par Pacific Holdings, Inc.	9,308	218,086
Patterson-UTI Energy, Inc.	26,194	293,111
PBF Energy, Inc., Class A	18,437	642,714
PDC Energy, Inc.	12,394	806,230
*Peabody Energy Corp.	16,266	390,709
Permian Resources Corp.	24,539	256,433
Phillips 66	39,037	3,864,663
PHX Minerals, Inc.	1,954	5,295
Pioneer Natural Resources Co.	22,879	4,977,327
*ProPetro Holding Corp.	12,041	83,565
Range Resources Corp.	41,416	1,095,453
*Ranger Energy Services, Inc.	2,385	26,712
Ranger Oil Corp.	1,999	82,359
*REX American Resources Corp.	1,645	46,537
#Riley Exploration Permian, Inc.	1,574	66,124
#*Ring Energy, Inc.	2,970	5,376
RPC, Inc.	23,372	172,719
*SandRidge Energy, Inc.	4,549	64,459

12

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Schlumberger, Ltd.	97,991	$4,835,856
Scorpio Tankers, Inc.	6,243	326,197
*SEACOR Marine Holdings, Inc.	1,800	15,012
Select Energy Services, Inc., Class A	11,328	84,167
SFL Corp., Ltd.	16,134	146,658
#Sitio Royalties Corp., Class A	5,851	148,563
SM Energy Co.	15,850	445,068
Solaris Oilfield Infrastructure, Inc., Class A	2,752	21,135
*Southwestern Energy Co.	153,280	795,523
*Talos Energy, Inc.	12,076	164,596
Targa Resources Corp.	24,957	1,885,002
*TechnipFMC PLC	43,257	592,188
*Teekay Corp.	10,111	57,127
*Teekay Tankers, Ltd., Class A	3,209	129,932
*TETRA Technologies, Inc.	10,185	29,027
Texas Pacific Land Corp.	709	1,047,654
*Tidewater, Inc.	5,573	250,952
*Transocean, Ltd.	86,482	510,244
*US Silica Holdings, Inc.	8,986	117,267
VAALCO Energy, Inc.	4,192	17,942
*Valaris, Ltd.	7,050	423,000
Valero Energy Corp.	38,864	4,456,535
Vitesse Energy, Inc.	2,714	49,938
*W&T Offshore, Inc.	11,364	49,661
*Weatherford International PLC	8,620	557,111
Williams Cos, Inc. (The)	120,923	3,659,130
World Fuel Services Corp.	5,854	138,389

TOTAL ENERGY		187,851,446

FINANCIALS — (13.6%)
1st Source Corp.	2,928	122,039
*Acacia Research Corp.	4,124	15,877
ACNB Corp.	43	1,304
Affiliated Managers Group, Inc.	4,269	616,358
#*Affirm Holdings, Inc.	11,713	115,490
Aflac, Inc.	51,205	3,576,669
Alerus Financial Corp.	1,634	23,513
Allstate Corp. (The)	25,481	2,949,681
Ally Financial, Inc.	37,124	979,331
Amalgamated Financial Corp.	3,236	52,682
A-Mark Precious Metals, Inc.	2,622	93,868
*Ambac Financial Group, Inc.	5,904	94,169
Amerant Bancorp, Inc.	3,754	69,824
American Equity Investment Life Holding Co.	12,045	464,214
American Express Co.	54,844	8,848,531
American Financial Group, Inc.	9,562	1,173,544
American International Group, Inc.	86,589	4,592,681
#American National Bankshares, Inc.	787	22,736
Ameriprise Financial, Inc.	11,880	3,624,826
Ameris BanCorp	6,801	227,834
AMERISAFE, Inc.	1,686	93,826
Ames National Corp.	47	905
Aon PLC, Class A	15,631	5,082,889
Apollo Global Management, Inc.	52,334	3,317,452
*Arch Capital Group, Ltd.	35,778	2,685,854
Ares Management Corp., Class A	9,690	848,747
Argo Group International Holdings, Ltd.	3,903	114,787
Arrow Financial Corp.	1,644	35,494
Arthur J Gallagher & Co.	17,251	3,589,243

13

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Artisan Partners Asset Management, Inc., Class A	7,533	$261,169
*AssetMark Financial Holdings, Inc.	7,049	216,263
Associated Banc-Corp.	16,047	286,118
Assurant, Inc.	5,331	656,406
Assured Guaranty, Ltd.	5,926	319,234
Atlantic Union Bankshares Corp.	7,605	217,655
#*Atlanticus Holdings Corp.	522	15,222
*AvidXchange Holdings, Inc.	16,346	121,451
Axis Capital Holdings, Ltd.	9,472	535,547
*Axos Financial, Inc.	6,400	260,288
#B. Riley Financial, Inc.	2,826	89,019
Banc of California, Inc.	9,902	112,388
BancFirst Corp.	3,353	267,871
*Bancorp, Inc. (The)	6,818	217,562
Bank of America Corp.	491,229	14,383,185
Bank of Hawaii Corp.	4,089	198,030
Bank of Marin BanCorp	1,550	27,326
Bank of New York Mellon Corp. (The)	80,219	3,416,527
Bank of NT Butterfield & Son, Ltd. (The)	5,852	150,572
Bank of South Carolina Corp.	56	795
Bank OZK	12,375	442,035
Bank7 Corp.	130	3,117
BankFinancial Corp.	91	753
BankUnited, Inc.	9,464	213,413
Bankwell Financial Group, Inc.	469	10,909
Banner Corp.	4,826	240,914
Bar Harbor Bankshares	1,374	34,075
BayCom Corp.	548	9,141
BCB BanCorp, Inc.	1,444	17,039
*Berkshire Hathaway, Inc., Class B	125,289	41,163,701
Berkshire Hills BanCorp, Inc.	5,778	122,898
BGC Partners, Inc., Class A	25,529	115,646
BlackRock, Inc.	9,798	6,576,418
Blackstone, Inc.	43,442	3,880,674
*Block, Inc.	51,027	3,101,931
*Blue Foundry Bancorp	2,253	21,674
*BM Technologies, Inc.	2	6
BOK Financial Corp.	6,549	549,265
Bread Financial Holdings, Inc.	5,901	162,868
*Bridgewater Bancshares, Inc.	2,696	26,825
*Brighthouse Financial, Inc.	7,110	314,262
Brightsphere Investment Group, Inc.	3,875	87,498
Brookline BanCorp, Inc.	8,048	76,778
Brown & Brown, Inc.	27,281	1,756,624
*BRP Group, Inc., Class A	5,245	132,122
Business First Bancshares, Inc.	2,326	35,867
Byline Bancorp, Inc.	3,857	74,633
Cadence Bank	20,084	406,098
*California BanCorp	101	1,784
Cambridge Bancorp	777	40,132
Camden National Corp.	1,493	47,701
*Cannae Holdings, Inc.	6,478	118,159
*Cantaloupe, Inc.	3,718	20,486
Capital City Bank Group, Inc.	1,598	48,675
Capital One Financial Corp.	42,890	4,173,197
Capitol Federal Financial, Inc.	30,381	188,362
Capstar Financial Holdings, Inc.	1,885	25,221
Carlyle Group, Inc. (The)	40,763	1,236,342

14

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Carter Bankshares, Inc.	2,096	$26,934
Cass Information Systems, Inc.	1,253	45,835
Cathay General BanCorp	7,552	240,682
Cboe Global Markets, Inc.	9,198	1,284,961
Central Pacific Financial Corp.	2,725	43,273
Central Valley Community Bancorp	961	14,031
Charles Schwab Corp. (The)	108,343	5,659,838
Chemung Financial Corp.	260	10,439
Chubb, Ltd.	24,417	4,921,491
Cincinnati Financial Corp.	15,136	1,611,076
Citigroup, Inc.	117,805	5,545,081
Citizens & Northern Corp.	687	13,122
Citizens Community BanCorp, Inc.	138	1,391
Citizens Financial Group, Inc.	49,856	1,542,545
City Holding Co.	1,548	141,162
Civista Bancshares, Inc.	1,360	21,583
CME Group, Inc.	22,119	4,109,047
CNA Financial Corp.	5,180	201,554
CNB Financial Corp.	1,994	37,407
*Coastal Financial Corp.	1,305	47,306
Codorus Valley BanCorp, Inc.	32	629
Cohen & Steers, Inc.	3,667	220,240
#*Coinbase Global, Inc., Class A	14,830	797,706
Columbia Banking System, Inc.	51,641	1,103,052
#*Columbia Financial, Inc.	11,489	192,785
Comerica, Inc.	14,434	626,003
Commerce Bancshares, Inc.	12,314	687,737
Community Bank System, Inc.	5,484	273,981
Community Financial Corp. (The)	73	2,227
Community Trust BanCorp, Inc.	1,806	65,034
ConnectOne BanCorp, Inc.	4,314	68,075
#*Consumer Portfolio Services, Inc.	280	2,915
Crawford & Co., Class A	16	144
Crawford & Co., Class B	8	65
#*Credit Acceptance Corp.	1,469	719,076
*CrossFirst Bankshares, Inc.	4,889	49,037
Cullen/Frost Bankers, Inc.	6,626	730,516
Curo Group Holdings Corp.	3	5
*Customers BanCorp, Inc.	3,571	77,991
CVB Financial Corp.	13,608	203,712
Diamond Hill Investment Group, Inc.	275	44,583
Dime Community Bancshares, Inc.	4,409	90,825
Discover Financial Services	35,924	3,717,056
Donegal Group, Inc., Class A	2,458	34,609
*Donnelley Financial Solutions, Inc.	3,470	150,078
Eagle BanCorp Montana, Inc.	22	308
Eagle BanCorp, Inc.	3,443	86,419
East West Bancorp, Inc.	15,635	808,173
Eastern Bankshares, Inc.	17,498	203,852
*eHealth, Inc.	2,062	12,372
Employers Holdings, Inc.	3,113	123,244
#Enact Holdings, Inc.	7,659	184,888
*Encore Capital Group, Inc.	11,084	569,496
*Enova International, Inc.	4,267	187,407
*Enstar Group, Ltd.	1,971	474,223
Enterprise Bancorp, Inc.	586	16,900
Enterprise Financial Services Corp.	3,693	157,913
Equitable Holdings, Inc.	36,980	961,110

15

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Equity Bancshares, Inc., Class A	1,575	$37,091
Erie Indemnity Co., Class A	3,068	666,768
Esquire Financial Holdings, Inc.	686	26,521
Essent Group, Ltd.	12,051	511,806
*Euronet Worldwide, Inc.	5,395	597,442
Evercore, Inc.	4,492	512,402
Everest Re Group, Ltd.	4,055	1,532,790
EVERTEC, Inc.	7,448	258,371
*EZCORP, Inc., Class A	4,819	41,492
F&G Annuities & Life, Inc.	2,117	38,805
FactSet Research Systems, Inc.	3,309	1,362,282
#Farmers & Merchants BanCorp, Inc.	8	182
#Farmers National Banc Corp.	3,123	36,508
FB Financial Corp.	5,202	153,095
Federal Agricultural Mortgage Corp., Class C	1,219	162,481
Federated Hermes, Inc.	9,010	372,924
Fidelity National Financial, Inc.	37,401	1,327,361
Fidelity National Information Services, Inc.	63,210	3,711,691
Fifth Third Bancorp	70,074	1,835,939
Financial Institutions, Inc.	1,438	25,136
First American Financial Corp.	10,645	613,258
First BanCorp	21,092	247,831
First BanCorp, Inc. (The)	8	198
First Bancorp/Southern Pines NC	4,809	148,021
First Bancshares, Inc. (The)	2,248	56,425
First Bank Hamilton NJ	329	3,195
First Busey Corp.	6,462	117,479
First Business Financial Services, Inc.	835	23,956
First Citizens BancShares, Inc., Class A	1,398	1,408,038
First Commonwealth Financial Corp.	11,748	146,615
First Community Bankshares, Inc.	1,795	42,021
First Community Corp.	84	1,783
First Financial BanCorp	13,010	269,307
First Financial Bankshares, Inc.	14,054	411,220
First Financial Corp/IN	1,187	41,011
First Foundation, Inc.	6,938	43,640
First Hawaiian, Inc.	12,904	246,595
First Horizon Corp.	28,364	497,788
First Internet BanCorp	857	12,606
First Interstate BancSystem, Inc., Class A	10,413	266,469
First Merchants Corp.	5,819	169,798
First Mid Bancshares, Inc.	2,079	54,802
First Northwest BanCorp	115	1,419
First of Long Island Corp. (The)	1,890	22,113
*First Western Financial, Inc.	54	959
FirstCash Holdings, Inc.	5,084	523,805
*Fiserv, Inc.	36,906	4,506,961
Five Star Bancorp	1,636	34,781
*FleetCor Technologies, Inc.	8,486	1,815,325
Flushing Financial Corp.	2,767	33,287
*Flywire Corp.	6,726	196,197
FNB Corp.	37,916	435,276
Franklin Financial Services Corp.	49	1,422
#Franklin Resources, Inc.	41,908	1,126,487
FS BanCorp, Inc.	40	1,196
Fulton Financial Corp.	16,394	195,580
*FVCBankcorp, Inc.	1,068	10,263
*Genworth Financial, Inc.	60,508	351,551

16

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
German American Bancorp, Inc.	3,322	$96,571
Glacier BanCorp, Inc.	11,601	385,501
Global Payments, Inc.	25,509	2,875,119
Globe Life, Inc.	10,891	1,181,891
*Gohealth, Inc., Class A	203	1,766
Goldman Sachs Group, Inc. (The)	22,276	7,650,469
#*Goosehead Insurance, Inc., Class A	993	57,098
Great Southern BanCorp, Inc.	1,314	66,856
*Green Dot Corp., Class A	6,448	110,841
Greene County BanCorp, Inc.	90	1,850
Greenhill & Co., Inc.	1,087	7,718
*Greenlight Capital Re, Ltd., Class A	2,133	20,861
Guaranty Bancshares, Inc.	1,016	24,496
Hamilton Lane, Inc., Class A	3,262	240,344
Hancock Whitney Corp.	9,009	329,009
Hanmi Financial Corp.	3,423	55,316
Hanover Insurance Group, Inc. (The)	3,737	446,796
HarborOne BanCorp, Inc.	4,780	51,385
Hartford Financial Services Group, Inc. (The)	38,806	2,754,838
Hawthorn Bancshares, Inc.	54	1,194
HBT Financial, Inc.	2,555	45,070
HCI Group, Inc.	935	47,367
Heartland Financial USA, Inc.	4,147	135,026
Heritage Commerce Corp.	6,030	51,255
Heritage Financial Corp.	4,577	80,601
Heritage Insurance Holdings, Inc.	8	26
Hingham Institution For Savings (The)	204	39,690
Home BanCorp, Inc.	43	1,347
Home BancShares, Inc.	21,324	464,223
HomeStreet, Inc.	1,977	19,296
HomeTrust Bancshares, Inc.	1,482	30,929
Hope BanCorp, Inc.	14,108	128,383
Horace Mann Educators Corp.	4,466	139,696
Horizon BanCorp, Inc.	4,396	46,290
Houlihan Lokey, Inc.	4,796	438,258
Huntington Bancshares, Inc.	151,129	1,692,645
*I3 Verticals, Inc., Class A	2,248	52,266
Independent Bank Corp.	4,522	253,232
Independent Bank Corp./MI	2,179	38,830
Independent Bank Group, Inc.	3,967	144,319
Interactive Brokers Group, Inc.	5,088	396,101
Intercontinental Exchange, Inc.	35,697	3,888,474
International Bancshares Corp.	7,499	319,982
*International Money Express, Inc.	3,629	93,556
Invesco, Ltd.	47,856	819,773
Investar Holding Corp.	131	1,758
Investors Title Co.	8	1,190
Jack Henry & Associates, Inc.	7,391	1,207,246
Jackson Financial, Inc., Class A	11,716	421,893
James River Group Holdings, Ltd.	8,436	164,249
Janus Henderson Group PLC	17,352	450,284
Jefferies Financial Group, Inc.	23,066	738,804
JPMorgan Chase & Co.	244,325	33,775,488
Kearny Financial Corp.	6,618	51,554
Kemper Corp.	6,742	327,998
KeyCorp.	103,773	1,168,484
Kinsale Capital Group, Inc.	1,629	532,211
KKR & Co., Inc.	28,664	1,521,198

17

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Lakeland BanCorp, Inc.	4,566	$65,476
Lakeland Financial Corp.	4,068	206,126
Lazard, Ltd., Class A	4,993	156,281
LCNB Corp.	8	122
#*Lemonade, Inc.	3,886	42,124
*LendingClub Corp.	11,878	85,284
*LendingTree, Inc.	1,253	29,859
Limestone BanCorp, Inc.	140	3,279
Lincoln National Corp.	16,918	367,628
Live Oak Bancshares, Inc.	5,471	128,897
Loews Corp.	22,619	1,302,176
LPL Financial Holdings, Inc.	9,162	1,913,392
Luther Burbank Corp.	16	145
M&T Bank Corp.	16,302	2,050,792
Macatawa Bank Corp.	3,034	28,368
*Maiden Holdings, Ltd.	2,602	5,724
MainStreet Bancshares, Inc.	84	1,805
*Markel Corp.	1,307	1,788,669
MarketAxess Holdings, Inc.	3,192	1,016,237
*Marqeta, Inc., Class A	48,781	197,563
Marsh & McLennan Cos., Inc.	33,233	5,988,254
Mastercard, Inc., Class A	72,031	27,373,941
Mercantile Bank Corp.	1,607	45,092
Merchants BanCorp	4,962	115,118
Mercury General Corp.	5,118	155,638
Meridian Corp.	42	393
MetLife, Inc.	38,229	2,344,585
Metrocity Bankshares, Inc.	2,639	43,148
*Metropolitan Bank Holding Corp.	1,847	59,270
MGIC Investment Corp.	32,290	480,152
Mid Penn BanCorp, Inc.	1,463	33,093
Middlefield Banc Corp.	71	1,930
Midland States BanCorp, Inc.	2,275	45,500
MidWestOne Financial Group, Inc.	1,421	29,415
Moelis & Co., Class A	6,685	253,228
#*MoneyGram International, Inc.	3,355	34,087
Moody’s Corp.	13,231	4,142,891
Morgan Stanley	91,076	8,194,108
Morningstar, Inc.	3,741	667,058
*Mr. Cooper Group, Inc.	486	22,502
MSCI, Inc.	5,973	2,881,674
MVB Financial Corp.	974	17,776
Nasdaq, Inc.	49,397	2,735,112
National Bank Holdings Corp., Class A	4,071	129,458
National Bankshares, Inc.	188	5,679
National Western Life Group, Inc., Class A	353	90,008
Navient Corp.	13,220	218,659
NBT BanCorp, Inc.	4,781	154,139
Nelnet, Inc., Class A	3,175	305,753
#*NerdWallet, Inc., Class A	2,527	34,291
New York Community BanCorp, Inc.	73,766	788,559
*NI Holdings, Inc.	16	216
*Nicolet Bankshares, Inc.	1,539	88,200
*NMI Holdings, Inc., Class A	9,002	210,647
Northeast Bank	687	25,316
Northern Trust Corp.	21,801	1,703,966
Northfield BanCorp, Inc.	4,810	50,120
Northwest Bancshares, Inc.	16,939	198,017

18

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Norwood Financial Corp.	133	$3,575
#Oak Valley Bancorp	444	11,451
OceanFirst Financial Corp.	7,772	124,352
*Ocwen Financial Corp.	770	22,176
OFG BanCorp	5,857	149,763
Ohio Valley Banc Corp.	59	1,357
Old National Bancorp	22,081	296,106
Old Republic International Corp.	30,778	777,760
Old Second Bancorp, Inc.	5,075	62,372
OneMain Holdings, Inc.	16,533	634,371
*Open Lending Corp., Class A	13,989	98,343
*Oportun Financial Corp.	2,616	10,647
Oppenheimer Holdings, Inc., Class A	65	2,430
Origin BanCorp, Inc.	3,285	96,678
Orrstown Financial Services, Inc.	59	1,131
*Oscar Health, Inc., Class A	14,603	98,278
Pacific Premier BanCorp, Inc.	9,335	207,610
#PacWest BanCorp	12,557	127,454
*Palomar Holdings, Inc.	2,385	119,870
Park National Corp.	1,633	176,887
Pathward Financial, Inc.	3,346	148,997
*PayPal Holdings, Inc.	62,949	4,784,124
*Paysafe, Ltd.	6,637	95,307
*Paysign, Inc.	29	103
PCB Bancorp	1,215	16,791
Peapack-Gladstone Financial Corp.	1,907	50,650
Penns Woods Bancorp, Inc.	87	2,026
PennyMac Financial Services, Inc.	5,369	335,509
Peoples BanCorp, Inc.	3,155	82,219
Peoples Financial Services Corp.	36	1,453
Pinnacle Financial Partners, Inc.	8,014	434,599
Piper Sandler Cos.	1,712	231,873
PJT Partners, Inc., Class A	901	61,962
Plumas Bancorp	112	4,291
PNC Financial Services Group, Inc. (The)	27,211	3,544,233
*Ponce Financial Group, Inc.	1,190	8,889
Popular, Inc.	8,464	507,925
*PRA Group, Inc.	4,711	170,868
Preferred Bank	1,723	82,842
Premier Financial Corp.	3,924	65,178
Primerica, Inc.	4,240	773,842
Primis Financial Corp.	444	3,929
Princeton BanCorp, Inc.	84	2,408
Principal Financial Group, Inc.	32,944	2,460,587
ProAssurance Corp.	6,105	109,646
*PROG Holdings, Inc.	5,696	172,190
Progressive Corp. (The)	30,091	4,104,412
Prosperity Bancshares, Inc.	8,961	561,138
Provident Financial Holdings, Inc.	56	764
Provident Financial Services, Inc.	8,317	145,381
Prudential Financial, Inc.	49,235	4,283,445
QCR Holdings, Inc.	1,944	80,482
Radian Group, Inc.	16,565	402,033
Raymond James Financial, Inc.	23,319	2,111,069
RBB Bancorp	1,876	23,337
Red River Bancshares, Inc.	29	1,334
Regional Management Corp.	863	23,094
Regions Financial Corp.	100,860	1,841,704

19

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Reinsurance Group of America, Inc.	7,404	$1,053,737
*Remitly Global, Inc.	12,296	206,573
RenaissanceRe Holdings, Ltd.	4,683	1,008,765
Renasant Corp.	6,134	172,488
*Repay Holdings Corp.	10,438	65,446
Republic BanCorp, Inc., Class A	1,768	69,482
#*Republic First Bancorp, Inc.	16	20
*Rhinebeck Bancorp, Inc.	138	998
Richmond Mutual BanCorp, Inc.	8	80
RLI Corp.	5,263	731,820
#*Robinhood Markets, Inc., Class A	59,690	528,256
#*Root, Inc. (OH), Class A	158	678
S&P Global, Inc.	21,201	7,687,059
S&T BanCorp, Inc.	5,390	148,387
Safety Insurance Group, Inc.	1,585	115,848
Salisbury BanCorp, Inc.	50	1,147
Sandy Spring BanCorp, Inc.	4,796	107,814
SB Financial Group, Inc.	89	1,264
Seacoast Banking Corp. of Florida	6,608	146,632
*Security National Financial Corp., Class A	18	135
SEI Investments Co.	13,173	776,021
Selective Insurance Group, Inc.	5,503	530,104
*Selectquote, Inc.	16,284	17,261
ServisFirst Bancshares, Inc.	5,623	283,962
#*Shift4 Payments, Inc., Class A	3,655	247,699
Shore Bancshares, Inc.	2,661	35,338
Sierra BanCorp	1,134	18,586
Silvercrest Asset Management Group, Inc., Class A	237	4,439
Simmons First National Corp., Class A	13,316	222,510
*SiriusPoint, Ltd.	28,862	250,811
SLM Corp.	33,730	506,625
SmartFinancial, Inc.	1,483	31,944
South Plains Financial, Inc.	1,646	33,792
*Southern First Bancshares, Inc.	854	23,553
Southern Missouri BanCorp, Inc.	859	31,165
Southside Bancshares, Inc.	4,409	139,898
SouthState Corp.	8,119	560,049
State Street Corp.	32,587	2,354,737
Stellar Bancorp, Inc.	5,729	131,427
StepStone Group, Inc., Class A	4,897	107,881
*Sterling BanCorp, Inc.	16	87
Stewart Information Services Corp.	3,160	131,614
Stifel Financial Corp.	11,523	691,034
Stock Yards Bancorp, Inc.	3,457	168,010
*StoneX Group, Inc.	2,107	206,633
Summit Financial Group, Inc.	476	9,249
*SWK Holdings Corp.	158	2,770
Synchrony Financial	50,117	1,478,953
Synovus Financial Corp.	16,290	501,732
T Rowe Price Group, Inc.	22,647	2,543,938
Territorial BanCorp, Inc.	557	9,330
*Texas Capital Bancshares, Inc.	4,737	238,034
#TFS Financial Corp.	15,768	189,847
*Third Coast Bancshares, Inc.	1,440	20,074
Timberland BanCorp, Inc.	504	12,978
Tiptree, Inc.	3,526	48,553
#*Toast, Inc., Class A	20,519	373,446
Tompkins Financial Corp.	1,654	96,957

20

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Towne Bank	6,693	$158,557
Tradeweb Markets, Inc., Class A	9,378	660,305
Travelers Cos, Inc. (The)	25,771	4,668,159
TriCo Bancshares	3,842	137,582
#Trinity Capital, Inc.	5,778	70,260
*Triumph Financial, Inc.	2,960	153,802
Truist Financial Corp.	81,816	2,665,565
#*Trupanion, Inc.	2,448	85,949
TrustCo Bank Corp. NY	1,855	55,353
Trustmark Corp.	6,761	161,520
UMB Financial Corp.	5,157	328,037
United Bankshares, Inc.	14,255	472,268
United Community Banks, Inc.	11,952	297,605
United Fire Group, Inc.	2,577	69,321
*United Insurance Holdings Corp.	672	2,775
Unity BanCorp, Inc.	56	1,296
Universal Insurance Holdings, Inc.	3,015	46,491
Univest Financial Corp.	2,954	59,434
Unum Group	21,228	895,822
#*Upstart Holdings, Inc.	4,766	66,247
US BanCorp	98,748	3,385,081
Valley National BanCorp	53,281	499,776
Veritex Holdings, Inc.	5,799	99,801
Victory Capital Holdings, Inc., Class A	7,529	229,936
Virtu Financial, Inc., Class A	8,678	173,994
Virtus Investment Partners, Inc.	857	156,154
Visa, Inc., Class A	119,361	27,778,886
Voya Financial, Inc.	11,096	848,622
W. R. Berkley Corp.	26,066	1,535,809
Walker & Dunlop, Inc.	3,626	244,066
Washington Federal, Inc.	8,289	232,424
Washington Trust BanCorp, Inc.	1,877	52,762
Waterstone Financial, Inc.	1,922	26,620
Webster Financial Corp.	18,512	690,498
Wells Fargo & Co.	246,616	9,802,986
WesBanco, Inc.	5,771	153,624
West BanCorp, Inc.	1,559	26,862
Westamerica BanCorp	3,073	124,487
Western Alliance Bancorp	11,875	440,800
Western New England Bancorp, Inc.	376	2,546
Western Union Co. (The)	40,418	441,769
*WEX, Inc.	4,185	742,210
White Mountains Insurance Group, Ltd.	262	375,221
Willis Towers Watson PLC	9,784	2,265,974
Wintrust Financial Corp.	6,390	436,884
WisdomTree, Inc.	14,861	92,733
#*World Acceptance Corp.	763	76,987
WSFS Financial Corp.	6,398	225,018
Zions BanCorp NA	15,930	443,810

TOTAL FINANCIALS		450,756,602

HEALTH CARE — (13.6%)
*10X Genomics, Inc., Class A	2,034	106,643
#*23andMe Holding Co., Class A	19,654	38,718
*4D Molecular Therapeutics, Inc.	3,073	55,345
*89bio, Inc.	3,248	51,903
*Aadi Bioscience, Inc.	1,904	14,775
Abbott Laboratories	120,607	13,323,455
AbbVie, Inc.	149,431	22,582,013

21

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Absci Corp.	4,970	$6,560
*Acadia Healthcare Co., Inc.	8,616	622,851
*Accolade, Inc.	10,553	142,782
*Accuray, Inc.	1,295	4,325
*Aclaris Therapeutics, Inc.	5,183	46,077
*Actinium Pharmaceuticals, Inc.	228	2,006
#*Acumen Pharmaceuticals, Inc.	5,446	21,022
*AdaptHealth Corp.	11,651	138,414
*Adaptive Biotechnologies Corp.	16,252	116,039
*Addus HomeCare Corp.	1,869	152,772
#*Adicet Bio, Inc.	3,727	21,766
*ADMA Biologics, Inc.	6,290	21,071
*Adverum Biotechnologies, Inc.	24	19
*Aerovate Therapeutics, Inc.	75	1,573
#*Affimed NV	13,526	12,173
Agilent Technologies, Inc.	21,383	2,895,900
#*Agiliti, Inc.	9,165	153,239
#*agilon health, Inc.	28,692	696,355
*Agios Pharmaceuticals, Inc.	6,412	146,642
*Akero Therapeutics, Inc.	3,513	157,172
#*Alaunos Therapeutics, Inc.	956	545
*Aldeyra Therapeutics, Inc.	5,307	50,576
*Alector, Inc.	8,153	53,810
*Align Technology, Inc.	6,747	2,194,799
*Alkermes PLC	15,324	437,500
*Allakos, Inc.	13,630	57,928
#*Allogene Therapeutics, Inc.	17,300	93,939
*Allovir, Inc.	8,924	30,699
*Alnylam Pharmaceuticals, Inc.	11,749	2,340,401
*Alpine Immune Sciences, Inc.	4,542	34,020
#*Altimmune, Inc.	3,410	17,220
*ALX Oncology Holdings, Inc.	5,176	30,745
*Amedisys, Inc.	3,253	261,216
*American Well Corp., Class A	39,395	86,275
AmerisourceBergen Corp.	19,594	3,269,259
Amgen, Inc.	40,977	9,823,826
*AMN Healthcare Services, Inc.	5,801	500,916
*Amneal Pharmaceuticals, Inc.	16,160	31,189
*Amphastar Pharmaceuticals, Inc.	4,696	167,976
*AnaptysBio, Inc.	3,146	65,500
*AngioDynamics, Inc.	4,098	34,095
*ANI Pharmaceuticals, Inc.	1,850	69,782
*Anika Therapeutics, Inc.	1,344	34,487
*Apellis Pharmaceuticals, Inc.	5,471	456,446
#*Apollo Medical Holdings, Inc.	5,445	193,243
*Apyx Medical Corp.	154	524
*Arcturus Therapeutics Holdings, Inc.	3,424	91,147
*Arcus Biosciences, Inc.	8,532	152,296
*Arcutis Biotherapeutics, Inc.	4,884	67,595
*Ardelyx, Inc.	181	807
*ARS Pharmaceuticals, Inc.	489	3,178
*Artivion, Inc.	4,042	56,063
*Arvinas, Inc.	4,167	109,217
*Atara Biotherapeutics, Inc.	8,968	24,303
*Atea Pharmaceuticals, Inc.	826	2,701
*Athira Pharma, Inc.	2,659	7,419
*Atreca, Inc., Class A	264	264
*AtriCure, Inc.	4,234	186,254

22

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Atrion Corp.	162	$99,679
*Aura Biosciences, Inc.	2,844	25,710
*Avanos Medical, Inc.	5,766	170,328
*Avantor, Inc.	62,791	1,223,169
*Avid Bioservices, Inc.	4,455	80,413
*Avidity Biosciences, Inc.	8,172	101,333
*Avita Medical, Inc.	1,104	17,134
*Axogen, Inc.	2,137	19,276
*Axonics, Inc.	3,701	212,659
*Azenta, Inc.	3,162	137,515
Baxter International, Inc.	58,660	2,796,909
#*Beam Therapeutics, Inc.	7,983	245,158
Becton Dickinson and Co.	18,294	4,835,287
*Berkeley Lights, Inc.	9,554	11,178
*BioAtla, Inc.	644	2,170
*Biogen, Inc.	14,203	4,320,979
*Biohaven, Ltd.	1,140	14,911
*BioLife Solutions, Inc.	4,620	81,127
*BioMarin Pharmaceutical, Inc.	16,354	1,570,638
#*Biomea Fusion, Inc.	1,394	41,081
#*Bionano Genomics, Inc.	14,778	10,166
*Bio-Rad Laboratories, Inc., Class A	2,067	931,783
Bio-Techne Corp.	13,018	1,039,878
#*Bioxcel Therapeutics, Inc.	1,379	28,435
*Bluebird Bio, Inc.	10,251	44,592
*Blueprint Medicines Corp.	5,372	274,241
*Boston Scientific Corp.	89,997	4,690,644
Bristol-Myers Squibb Co.	182,030	12,154,143
#*Brookdale Senior Living, Inc.	19,831	85,075
Bruker Corp.	14,813	1,172,153
*C4 Therapeutics, Inc.	4,306	13,004
*Cara Therapeutics, Inc.	6,267	26,321
Cardinal Health, Inc.	23,663	1,942,732
*CareDx, Inc.	5,526	44,705
*Caribou Biosciences, Inc.	5,806	24,966
#Carisma Therapeutics, Inc.	1,292	5,362
*CASI Pharmaceuticals Holdings, Inc.	20	56
#*Cassava Sciences, Inc.	1,628	37,802
*Castle Biosciences, Inc.	3,579	80,993
*Catalent, Inc.	17,354	869,782
*Catalyst Pharmaceuticals, Inc.	9,148	145,636
*Celldex Therapeutics, Inc.	2,628	82,624
*Centene Corp.	51,218	3,530,457
*Certara, Inc.	14,485	350,102
*Champions Oncology, Inc.	101	497
*Charles River Laboratories International, Inc.	5,334	1,014,100
Chemed Corp.	1,464	807,030
#*Chinook Therapeutics, Inc.	6,043	120,920
Cigna Group (The)	26,347	6,673,432
#*Clover Health Investments Corp.	8,480	6,263
*Codexis, Inc.	5,113	20,043
*Cogent Biosciences, Inc.	6,497	69,908
*Collegium Pharmaceutical, Inc.	3,426	79,723
Community Health Systems, Inc.	12,945	82,071
*Compass Therapeutics, Inc.	1,912	5,755
*Computer Programs and Systems, Inc.	1,348	34,886
CONMED Corp.	2,701	339,165
Cooper Cos, Inc. (The)	4,317	1,646,720

23

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Corcept Therapeutics, Inc.	9,211	$207,524
*CorVel Corp.	1,492	301,429
*Crinetics Pharmaceuticals, Inc.	5,118	100,006
*Cross Country Healthcare, Inc.	4,937	108,515
*CryoPort, Inc.	5,312	111,764
#*Cue Health, Inc.	12,739	10,024
*Cullinan Oncology, Inc.	4,076	39,659
CVS Health Corp.	103,951	7,620,648
*Cymabay Therapeutics, Inc.	16	172
*Cytek Biosciences, Inc.	11,046	126,808
Danaher Corp.	50,836	12,043,557
*DaVita, Inc.	9,594	866,914
*Day One Biopharmaceuticals, Inc.	6,506	80,674
*Deciphera Pharmaceuticals, Inc.	7,478	106,262
#*Definitive Healthcare Corp.	10,124	108,327
*Denali Therapeutics, Inc.	11,143	276,792
Dentsply Sirona, Inc.	25,415	1,065,651
#*DermTech, Inc.	2,280	6,920
#*Design Therapeutics, Inc.	2,603	16,789
*Dexcom, Inc.	19,107	2,318,443
#*Doximity, Inc., Class A	6,497	238,765
*Dynavax Technologies Corp.	15,742	163,874
*Dyne Therapeutics, Inc.	5,442	56,379
*Eagle Pharmaceuticals, Inc.	2,369	66,522
#*Editas Medicine, Inc.	10,479	85,509
*Edwards Lifesciences Corp.	32,848	2,889,967
#*Eiger BioPharmaceuticals, Inc.	1,438	1,481
*Elanco Animal Health, Inc.	55,907	529,439
Elevance Health, Inc.	16,479	7,722,883
Eli Lilly & Co.	67,990	26,914,521
Embecta Corp.	5,098	141,470
*Emergent BioSolutions, Inc.	5,264	46,481
*Enanta Pharmaceuticals, Inc.	1,727	61,395
Encompass Health Corp.	10,649	683,133
*Enhabit, Inc.	5,053	61,899
*Enochian Biosciences, Inc.	8	9
*Enovis Corp.	5,500	320,375
Ensign Group, Inc. (The)	5,680	551,471
*Envista Holdings Corp.	16,985	653,753
*Enzo Biochem, Inc.	200	506
#*Erasca, Inc.	7,539	20,808
*Evolent Health, Inc., Class A	13,378	487,093
*Exact Sciences Corp.	16,947	1,085,794
*Exelixis, Inc.	26,473	484,456
*Fate Therapeutics, Inc.	6,969	42,302
*Figs, Inc., Class A	18,408	132,538
*Fluidigm Corp.	16	27
*Fulcrum Therapeutics, Inc.	5,165	12,913
*Fulgent Genetics, Inc.	4,101	121,267
*G1 Therapeutics, Inc.	1,950	5,596
*GE Healthcare Technologies, Inc.	20,041	1,630,135
*Generation Bio Co.	5,472	26,922
Gilead Sciences, Inc.	107,503	8,837,822
*Glaukos Corp.	4,393	208,711
*Globus Medical, Inc.	6,669	387,736
*GoodRx Holdings, Inc., Class A	2,902	13,552
#*Gritstone Oncology, Inc.	2,961	7,047
*Haemonetics Corp.	4,498	376,528

24

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Halozyme Therapeutics, Inc.	12,795	$411,103
*Harmony Biosciences Holdings, Inc.	5,141	165,746
*Harrow Health, Inc.	3,192	80,534
*Harvard Bioscience, Inc.	8	46
HCA Healthcare, Inc.	15,301	4,396,436
*Health Catalyst, Inc.	5,834	73,508
*HealthEquity, Inc.	8,009	428,081
HealthStream, Inc.	3,023	74,487
*Henry Schein, Inc.	13,356	1,079,298
*Heska Corp.	1,761	206,319
*Hologic, Inc.	24,769	2,130,382
#*Homology Medicines, Inc.	16	15
*Horizon Therapeutics PLC	19,375	2,153,725
Humana, Inc.	7,963	4,224,292
*Icosavax, Inc.	1,573	8,667
*Ideaya Biosciences, Inc.	6,785	123,894
*IDEXX Laboratories, Inc.	7,825	3,851,152
#*IGM Biosciences, Inc.	2,745	29,728
*Illumina, Inc.	10,275	2,112,129
*ImmuCell Corp.	117	573
*ImmunoGen, Inc.	16,798	90,541
*Immunovant, Inc.	11,399	183,980
*Incyte Corp.	19,401	1,443,628
*InfuSystem Holdings, Inc.	15	141
*Innoviva, Inc.	13,754	161,334
*Inogen, Inc.	2,219	29,535
#*Inovio Pharmaceuticals, Inc.	22,006	17,000
*Inozyme Pharma, Inc.	726	4,000
*Inspire Medical Systems, Inc.	1,482	396,628
*Instil Bio, Inc.	3,926	2,566
*Insulet Corp.	4,038	1,284,246
*Integer Holdings Corp.	3,488	287,237
*Integra LifeSciences Holdings Corp.	7,621	421,594
*Intellia Therapeutics, Inc.	7,105	268,214
*Intuitive Surgical, Inc.	13,474	4,058,638
*Iovance Biotherapeutics, Inc.	16,964	95,677
*IQVIA Holdings, Inc.	20,254	3,812,410
iRadimed Corp.	779	32,430
*Ironwood Pharmaceuticals, Inc.	14,999	156,140
*iTeos Therapeutics, Inc.	4,552	62,544
#*Janux Therapeutics, Inc.	1,167	17,878
*Jazz Pharmaceuticals PLC	6,280	882,152
Johnson & Johnson	196,603	32,183,911
*Joint Corp. (The)	734	11,590
*Jounce Therapeutics, Inc.	16	31
*KalVista Pharmaceuticals, Inc.	3,118	26,597
*Karuna Therapeutics, Inc.	2,734	542,535
*Kinnate Biopharma, Inc.	1,083	2,740
*Kodiak Sciences, Inc.	5,414	23,713
*Krystal Biotech, Inc.	2,214	185,976
*Kura Oncology, Inc.	7,216	70,284
#*Kymera Therapeutics, Inc.	4,922	155,240
Laboratory Corp. of America Holdings	9,938	2,253,044
*Lantheus Holdings, Inc.	6,373	544,573
*Larimar Therapeutics, Inc.	3,057	14,460
LeMaitre Vascular, Inc.	2,145	115,830
*LifeStance Health Group, Inc.	7,711	62,845
*Ligand Pharmaceuticals, Inc.	1,924	146,897

25

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*LivaNova PLC	5,539	$265,318
#*Lyell Immunopharma, Inc.	10,833	21,991
*MacroGenics, Inc.	3,310	22,806
*Maravai LifeSciences Holdings, Inc., Class A	10,227	141,030
*Masimo Corp.	3,764	711,923
McKesson Corp.	9,829	3,580,115
*MediciNova, Inc.	8	17
*Medpace Holdings, Inc.	2,660	532,372
Medtronic PLC	100,139	9,107,642
*MeiraGTx Holdings PLC	4,144	22,170
Merck & Co., Inc.	229,348	26,482,814
*Merit Medical Systems, Inc.	5,280	429,211
*Mersana Therapeutics, Inc.	3,940	17,257
Mesa Laboratories, Inc.	557	92,746
*Mettler-Toledo International, Inc.	2,244	3,346,926
*Mirati Therapeutics, Inc.	5,543	245,610
*Mirum Pharmaceuticals, Inc.	516	13,855
*Moderna, Inc.	35,461	4,712,412
*ModivCare, Inc.	1,664	105,830
*Molina Healthcare, Inc.	5,504	1,639,587
#*Monte Rosa Therapeutics, Inc.	4,196	19,050
*Morphic Holding, Inc.	3,496	165,221
*Myriad Genetics, Inc.	9,411	200,360
*Natera, Inc.	315	15,977
National HealthCare Corp.	2,483	143,791
National Research Corp.	2,225	96,854
*Nektar Therapeutics	35,231	26,504
*NeoGenomics, Inc.	13,812	201,931
*Neurocrine Biosciences, Inc.	7,532	761,033
*Neuronetics, Inc.	774	1,772
*Nevro Corp.	3,156	92,376
*NextCure, Inc.	185	279
#*NextGen Healthcare, Inc.	6,411	107,320
*NGM Biopharmaceuticals, Inc.	6,865	30,961
*Nkarta, Inc.	810	4,010
*Novocure, Ltd.	6,371	419,849
*Nurix Therapeutics, Inc.	5,701	54,901
*Nuvalent, Inc., Class A	3,754	132,854
*NuVasive, Inc.	4,607	198,285
*Nuvation Bio, Inc.	22,668	36,495
*Oak Street Health, Inc.	16,633	648,188
*Olema Pharmaceuticals, Inc.	2,653	12,708
*<»OmniAb, Inc.	666	—
*<»OmniAb, Inc.	666	—
#*OmniAb, Inc.	8,604	29,942
*Omnicell, Inc.	4,072	247,455
#*OPKO Health, Inc.	45,225	66,481
*OptimizeRx Corp.	1,204	18,096
*Option Care Health, Inc.	17,844	573,685
*OraSure Technologies, Inc.	7,329	49,837
*Organogenesis Holdings, Inc.	10,640	21,812
Organon & Co.	23,526	579,445
*Orgenesis, Inc.	8	9
*ORIC Pharmaceuticals, Inc.	2,233	11,545
*Orthofix Medical, Inc.	3,128	58,900
*OrthoPediatrics Corp.	1,977	99,720
*Outset Medical, Inc.	4,504	81,027
*Owens & Minor, Inc.	9,314	144,740

26

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Pacific Biosciences of California, Inc.	27,257	$288,924
*Pacira BioSciences, Inc.	4,463	202,219
Patterson Cos., Inc.	10,702	290,131
*PDS Biotechnology Corp.	8	49
*Pediatrix Medical Group, Inc.	9,941	142,455
*Pennant Group, Inc. (The)	1,417	19,654
*Penumbra, Inc.	2,510	713,141
Perrigo Co. PLC	15,457	574,846
*Personalis, Inc.	2,179	4,968
*PetIQ, Inc.	2,682	31,621
Pfizer, Inc.	508,494	19,775,332
Phibro Animal Health Corp., Class A	2,247	34,963
*Phreesia, Inc.	4,091	129,439
*Pieris Pharmaceuticals, Inc.	8	6
*Pliant Therapeutics, Inc.	4,021	113,593
*PMV Pharmaceuticals, Inc.	5,335	24,594
*Poseida Therapeutics, Inc.	7,734	20,418
*Precigen, Inc.	1,021	1,235
Premier, Inc., Class A	13,996	466,487
*Prestige Consumer Healthcare, Inc.	5,074	312,203
*Privia Health Group, Inc.	6,664	184,126
*Pro-Dex, Inc.	50	795
*Progyny, Inc.	1,244	41,351
*Prometheus Biosciences, Inc.	47	9,116
*Protagonist Therapeutics, Inc.	4,607	104,118
*Prothena Corp. PLC	3,592	189,011
*Pulmonx Corp.	2,697	31,690
*Puma Biotechnology, Inc.	1,508	4,041
#*Pyxis Oncology, Inc.	404	1,192
*Quanterix Corp.	3,700	46,768
Quest Diagnostics, Inc.	12,039	1,671,134
*R1 RCM, Inc.	17,267	269,193
*RadNet, Inc.	5,618	155,394
#*Rain Oncology, Inc.	570	4,007
*Rallybio Corp.	1,248	6,727
*RAPT Therapeutics, Inc.	2,660	48,412
#*Recursion Pharmaceuticals, Inc., Class A	18,417	87,849
*Regeneron Pharmaceuticals, Inc.	7,128	5,715,159
*REGENXBIO, Inc.	5,647	109,326
*Relay Therapeutics, Inc.	12,634	143,649
*Relmada Therapeutics, Inc.	5,548	13,981
#*Repare Therapeutics, Inc.	2,959	26,513
#*Repligen Corp.	4,476	678,696
*Replimune Group, Inc.	6,491	108,594
ResMed, Inc.	11,935	2,875,858
*REVOLUTION Medicines, Inc.	9,862	231,658
Revvity, Inc.	10,815	1,411,249
*Rhythm Pharmaceuticals, Inc.	2,595	52,341
*Rocket Pharmaceuticals, Inc.	7,337	131,479
*RVL Pharmaceuticals PLC	8	7
*Sage Therapeutics, Inc.	5,995	292,856
#*Sana Biotechnology, Inc.	6,853	36,252
*Sangamo Therapeutics, Inc.	21,216	31,188
*Sarepta Therapeutics, Inc.	3,877	475,979
*Scholar Rock Holding Corp.	4,508	28,851
*Schrodinger, Inc.	5,417	159,910
*Scilex Holding Co.	2,321	16,804
#*scPharmaceuticals, Inc.	8	79

27

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Seagen, Inc.	10,628	$2,125,600
*Seer, Inc.	8,260	27,588
Select Medical Holdings Corp.	12,684	386,862
*Semler Scientific, Inc.	32	899
*Shockwave Medical, Inc.	2,101	609,626
*SI-BONE, Inc.	1,643	36,310
#SIGA Technologies, Inc.	6,839	39,871
*Sight Sciences, Inc.	5,277	51,029
Simulations Plus, Inc.	1,504	62,792
*SomaLogic, Inc.	18,424	51,587
*Sotera Health Co.	29,122	488,376
*Spectrum Pharmaceuticals, Inc.	40	39
*SpringWorks Therapeutics, Inc.	5,311	124,171
*STAAR Surgical Co.	2,122	149,537
*Stereotaxis, Inc.	773	1,283
STERIS PLC	8,733	1,646,607
*Stoke Therapeutics, Inc.	3,658	32,520
Stryker Corp.	20,290	6,079,899
*Supernus Pharmaceuticals, Inc.	5,392	198,749
*Surgery Partners, Inc.	11,401	452,164
*Surmodics, Inc.	756	17,418
*Sutro Biopharma, Inc.	9,128	38,885
*Syndax Pharmaceuticals, Inc.	6,308	129,629
*Syneos Health, Inc.	10,977	430,957
*Tactile Systems Technology, Inc.	1,762	32,121
*Tandem Diabetes Care, Inc.	1,596	63,170
*Taro Pharmaceutical Industries, Ltd.	37	932
*Tarsus Pharmaceuticals, Inc.	2,552	38,076
*TCR2 Therapeutics, Inc.	256	452
#*Teladoc Health, Inc.	17,706	469,740
Teleflex, Inc.	4,595	1,252,229
#*Tenaya Therapeutics, Inc.	4,401	23,391
*Tenet Healthcare Corp.	11,101	813,925
*Terns Pharmaceuticals, Inc.	3,826	49,929
#*Theravance Biopharma, Inc.	4,585	49,656
Thermo Fisher Scientific, Inc.	25,263	14,018,439
#*Theseus Pharmaceuticals, Inc.	3,834	39,260
*TransMedics Group, Inc.	8	633
#*Twist Bioscience Corp.	6,031	75,267
*UFP Technologies, Inc.	645	88,907
*United Therapeutics Corp.	5,331	1,226,823
UnitedHealth Group, Inc.	68,640	33,777,058
Universal Health Services, Inc., Class B	7,622	1,145,968
US Physical Therapy, Inc.	1,846	196,525
Utah Medical Products, Inc.	17	1,612
*Vanda Pharmaceuticals, Inc.	5,747	35,287
*Varex Imaging Corp.	5,083	90,172
*VBI Vaccines, Inc.	20	57
*Veeva Systems, Inc., Class A	5,044	903,280
#*Vera Therapeutics, Inc.	984	6,544
*Veracyte, Inc.	7,836	177,407
*Veradigm, Inc.	12,432	155,276
*Vericel Corp.	3,335	105,086
*Vertex Pharmaceuticals, Inc.	14,867	5,065,633
Viatris, Inc.	124,833	1,164,692
*ViewRay, Inc.	9,214	10,873
*Viking Therapeutics, Inc.	4,633	98,729
*Vir Biotechnology, Inc.	4,494	113,024

28

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Voyager Therapeutics, Inc.	949	$6,880
*Waters Corp.	5,830	1,751,099
*Werewolf Therapeutics, Inc.	1,360	3,223
West Pharmaceutical Services, Inc.	6,388	2,307,601
*X4 Pharmaceuticals, Inc.	129	190
*Xencor, Inc.	5,300	140,132
*Xenon Pharmaceuticals, Inc.	5,835	235,034
*Y-mAbs Therapeutics, Inc.	3,411	20,432
*Zentalis Pharmaceuticals, Inc.	5,811	128,016
Zimmer Biomet Holdings, Inc.	19,769	2,736,820
*Zimvie, Inc.	2,941	24,204
Zoetis, Inc.	34,598	6,081,636
#*Zymeworks, Inc.	3,890	32,676

TOTAL HEALTH CARE		452,576,630

INDUSTRIALS — (11.0%)
*3D Systems Corp.	14,529	133,086
3M Co.	51,967	5,519,935
A. O. Smith Corp.	12,188	832,319
AAON, Inc.	3,867	378,966
*AAR Corp.	6,671	352,095
ABM Industries, Inc.	6,836	291,077
ACCO Brands Corp.	10,940	50,105
Acuity Brands, Inc.	3,206	504,560
*ACV Auctions, Inc., Class A	11,006	143,408
#Advanced Drainage Systems, Inc.	9,248	792,739
AECOM	11,522	956,902
*Aerojet Rocketdyne Holdings, Inc.	8,025	452,690
*AeroVironment, Inc.	2,226	224,136
#*AerSale Corp.	4,611	74,606
AGCO Corp.	8,486	1,051,755
Air Lease Corp.	11,844	476,366
*Air Transport Services Group, Inc.	9,544	193,839
Alamo Group, Inc.	1,114	196,877
*Alaska Air Group, Inc.	13,876	603,051
Albany International Corp.	3,356	306,101
*Alight, Inc., Class A	50,102	463,444
*Allegiant Travel Co.	2,107	218,938
Allegion PLC	9,430	1,041,826
Allied Motion Technologies, Inc.	1,502	51,699
Allison Transmission Holdings, Inc.	12,114	591,042
Alta Equipment Group, Inc.	3,056	43,212
*Ameresco, Inc., Class A	2,973	123,677
#*American Airlines Group, Inc.	61,458	838,287
*American Superconductor Corp.	4,854	19,659
*American Woodmark Corp.	3,094	156,309
AMETEK, Inc.	22,981	3,169,769
*API Group Corp.	25,138	572,141
Apogee Enterprises, Inc.	2,290	97,462
Applied Industrial Technologies, Inc.	4,168	565,431
ARC Document Solutions, Inc.	808	2,456
ArcBest Corp.	3,340	315,296
Arcosa, Inc.	5,007	338,173
Argan, Inc.	1,592	64,046
Armstrong World Industries, Inc.	4,611	316,591
*Array Technologies, Inc.	7,191	147,056
*ASGN, Inc.	5,910	423,097
Astec Industries, Inc.	3,623	149,557
*Astronics Corp.	2,243	33,062

29

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Asure Software, Inc.	1,558	$20,784
*Atkore, Inc.	5,482	692,541
Automatic Data Processing, Inc.	33,697	7,413,340
*Avis Budget Group, Inc.	3,562	629,299
#*Axon Enterprise, Inc.	4,260	897,625
*AZEK Co., Inc. (The)	13,386	363,296
AZZ, Inc.	3,380	127,527
*Babcock & Wilcox Enterprises, Inc.	2,106	13,099
Barnes Group, Inc.	4,877	204,980
Barrett Business Services, Inc.	616	51,504
*Beacon Roofing Supply, Inc.	7,425	446,837
BGSF, Inc.	114	1,098
#*Blink Charging Co.	2,486	17,725
*Blue Bird Corp.	1,232	23,038
*BlueLinx Holdings, Inc.	1,236	86,594
*Boeing Co. (The)	39,822	8,234,393
Boise Cascade Co.	5,638	385,132
Booz Allen Hamilton Holding Corp.	12,714	1,216,984
*Bowman Consulting Group, Ltd.	527	15,705
Brady Corp., Class A	4,349	221,929
*BrightView Holdings, Inc.	16,341	90,366
Brink’s Co. (The)	5,201	326,883
Broadridge Financial Solutions, Inc.	11,549	1,679,340
*Builders FirstSource, Inc.	21,890	2,074,515
BWX Technologies, Inc.	9,665	624,166
*CACI International, Inc., Class A	2,452	768,261
Cadre Holdings, Inc.	2,420	50,965
Carlisle Cos., Inc.	6,519	1,407,126
Carrier Global Corp.	97,284	4,068,417
*Casella Waste Systems, Inc.	4,816	428,624
Caterpillar, Inc.	44,705	9,781,454
*CBIZ, Inc.	5,875	309,554
*CECO Environmental Corp.	5,320	61,765
*Ceridian HCM Holding, Inc.	11,757	746,334
CH Robinson Worldwide, Inc.	14,560	1,468,667
*Chart Industries, Inc.	3,991	531,202
*Cimpress PLC	2,533	131,589
Cintas Corp.	6,792	3,095,590
*CIRCOR International, Inc.	1,547	43,068
*Civeo Corp.	1,500	28,875
#*Clarivate PLC	68,254	604,730
*Clean Harbors, Inc.	6,683	970,104
Columbus McKinnon Corp.	3,650	126,692
Comfort Systems USA, Inc.	3,721	556,252
*Commercial Vehicle Group, Inc.	3,376	24,746
Concentrix Corp.	5,547	535,341
*Concrete Pumping Holdings, Inc.	5,429	37,732
*Conduent, Inc.	26,648	93,534
*Construction Partners, Inc., Class A	4,154	107,755
Copa Holdings SA, Class A	2,800	252,896
*Copart, Inc.	44,145	3,489,662
#*Core & Main, Inc., Class A	19,489	507,883
Costamare, Inc.	15,460	139,604
*CoStar Group, Inc.	36,144	2,781,281
Covenant Logistics Group, Inc.	1,885	74,250
CRA International, Inc.	727	76,437
*Crane Co.	5,345	385,214
Crane NXT Co.	5,345	253,139

30

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
CSG Systems International, Inc.	3,293	$173,475
CSW Industrials, Inc.	1,375	185,171
CSX Corp.	182,438	5,589,900
Cummins, Inc.	15,188	3,569,788
Curtiss-Wright Corp.	3,819	648,581
*Daseke, Inc.	7,398	60,516
Deere & Co.	24,163	9,134,097
*Delta Air Lines, Inc.	85,905	2,947,401
Deluxe Corp.	8,180	123,927
#*Desktop Metal, Inc., Class A	35,032	77,070
#*Distribution Solutions Group, Inc.	37	1,727
Donaldson Co., Inc.	13,822	878,388
Douglas Dynamics, Inc.	1,986	58,210
Dover Corp.	14,032	2,050,917
*Driven Brands Holdings, Inc.	15,117	464,092
*Ducommun, Inc.	1,205	60,250
Dun & Bradstreet Holdings, Inc.	46,627	520,824
*DXP Enterprises, Inc.	1,995	50,274
*Dycom Industries, Inc.	3,035	281,102
#Eagle Bulk Shipping, Inc.	1,549	69,271
Eaton Corp PLC	27,271	4,557,530
EMCOR Group, Inc.	5,218	892,278
Emerson Electric Co.	36,713	3,056,724
Encore Wire Corp.	2,481	387,855
*Energy Recovery, Inc.	4,115	92,711
Enerpac Tool Group Corp.	6,264	148,833
EnerSys	4,092	339,513
Eneti, Inc.	3,335	28,581
Ennis, Inc.	2,656	51,606
EnPro Industries, Inc.	2,109	198,815
Equifax, Inc.	12,276	2,558,073
Esab Corp.	5,835	340,531
ESCO Technologies, Inc.	2,476	231,679
*Evoqua Water Technologies Corp.	9,634	476,401
*ExlService Holdings, Inc.	2,913	519,621
Expeditors International of Washington, Inc.	16,879	1,921,505
Exponent, Inc.	4,286	394,526
Fastenal Co.	58,495	3,149,371
Federal Signal Corp.	6,591	338,646
FedEx Corp.	22,329	5,086,100
*First Advantage Corp.	16,584	213,270
Flowserve Corp.	13,941	465,490
*Fluor Corp.	13,134	381,674
*Forrester Research, Inc.	1,544	47,771
Fortive Corp.	30,312	1,912,384
Fortune Brands Innovations, Inc.	12,308	796,205
Forward Air Corp.	2,986	315,053
*Franklin Covey Co.	1,390	51,041
Franklin Electric Co., Inc.	4,619	413,262
*Frontier Group Holdings, Inc.	9,715	92,195
*FTI Consulting, Inc.	4,289	774,165
*Fuel Tech, Inc.	278	342
*FuelCell Energy, Inc.	53,385	100,364
*Gates Industrial Corp. PLC	29,915	402,955
GATX Corp.	3,933	448,008
Genco Shipping & Trading, Ltd.	4,552	70,146
*Gencor Industries, Inc.	445	5,874
*Generac Holdings, Inc.	5,735	586,232

31

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
General Dynamics Corp.	15,463	$3,376,191
General Electric Co.	60,721	6,009,557
Genpact, Ltd.	18,026	803,058
*Gibraltar Industries, Inc.	3,664	183,347
Global Industrial Co.	3,879	103,375
*GMS, Inc.	6,514	378,203
Gorman-Rupp Co. (The)	517	12,692
Graco, Inc.	16,406	1,300,832
GrafTech International, Ltd.	34,687	163,376
*Graham Corp.	784	10,090
Granite Construction, Inc.	5,474	208,724
*Great Lakes Dredge & Dock Corp.	7,115	40,769
Greenbrier Cos., Inc. (The)	4,721	124,870
Griffon Corp.	14,080	400,576
*GXO Logistics, Inc.	12,089	642,289
H&E Equipment Services, Inc.	4,683	170,929
*Harsco Corp.	15,922	109,384
*Hawaiian Holdings, Inc.	6,389	53,220
*Hayward Holdings, Inc.	23,302	280,556
Healthcare Services Group, Inc.	8,335	130,109
Heartland Express, Inc.	3,260	47,205
HEICO Corp.	2,924	493,103
HEICO Corp., Class A	6,028	809,138
Heidrick & Struggles International, Inc.	2,123	53,309
Helios Technologies, Inc.	2,997	180,240
Herc Holdings, Inc.	3,863	386,377
*Heritage-Crystal Clean, Inc.	2,741	95,825
#*Hertz Global Holdings, Inc.	47,627	794,418
Hexcel Corp.	7,776	560,494
Hillenbrand, Inc.	4,527	206,522
HireQuest, Inc.	7	146
HNI Corp.	5,083	132,056
Honeywell International, Inc.	48,091	9,610,505
Howmet Aerospace, Inc.	35,158	1,557,148
*Hub Group, Inc., Class A	8,723	657,714
Hubbell, Inc.	4,670	1,257,724
*Hudson Technologies, Inc.	5,483	42,384
Huntington Ingalls Industries, Inc.	4,073	821,361
Hurco Cos., Inc.	252	5,652
*Huron Consulting Group, Inc.	2,491	211,212
*Hyliion Holdings Corp.	1,554	2,129
Hyster-Yale Materials Handling, Inc.	1,524	80,254
*IBEX Holdings, Ltd.	1,608	32,916
ICF International, Inc.	1,602	182,628
IDEX Corp.	6,532	1,347,682
*IES Holdings, Inc.	2,414	104,261
Illinois Tool Works, Inc.	24,509	5,929,707
Ingersoll Rand, Inc.	34,553	1,970,212
Innovative Solutions and Support, Inc.	172	1,109
Insperity, Inc.	3,526	431,794
Insteel Industries, Inc.	2,603	71,661
Interface, Inc.	9,226	72,332
ITT, Inc.	8,414	710,478
Jacobs Solutions, Inc.	10,935	1,262,555
*Janus International Group, Inc.	17,366	156,294
JB Hunt Transport Services, Inc.	11,241	1,970,435
*JELD-WEN Holding, Inc.	9,748	124,579
*JetBlue Airways Corp.	36,275	259,003

32

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
John Bean Technologies Corp.	3,271	$355,590
Johnson Controls International PLC	51,562	3,085,470
Kadant, Inc.	1,536	285,435
Kaman Corp.	3,181	70,205
*KAR Auction Services, Inc.	12,643	171,186
KBR, Inc.	13,446	762,792
Kelly Services, Inc., Class A	3,445	56,532
Kennametal, Inc.	8,795	228,318
Kforce, Inc.	2,176	128,689
Kimball International, Inc., Class B	2,801	34,480
*Kirby Corp.	6,197	445,192
Knight-Swift Transportation Holdings, Inc.	17,717	997,821
Korn Ferry	6,326	303,775
*Kratos Defense & Security Solutions, Inc.	13,547	174,756
L3Harris Technologies, Inc.	19,085	3,724,438
Landstar System, Inc.	4,063	715,210
Leidos Holdings, Inc.	16,138	1,505,030
Lennox International, Inc.	3,393	956,521
*Limbach Holdings, Inc.	654	11,079
Lincoln Electric Holdings, Inc.	6,083	1,020,727
Lindsay Corp.	1,828	220,713
*Liquidity Services, Inc.	2,901	37,916
Lockheed Martin Corp.	20,470	9,507,291
LSI Industries, Inc.	2,298	29,162
Luxfer Holdings PLC	2,693	41,068
*Manitex International, Inc.	8	41
*Manitowoc Co., Inc. (The)	3,470	53,056
ManpowerGroup, Inc.	5,707	432,077
Marten Transport, Ltd.	8,277	167,113
Masco Corp.	21,829	1,168,070
*Masonite International Corp.	2,345	214,356
*MasTec, Inc.	6,358	564,654
*Masterbrand, Inc.	13,729	110,793
*Matrix Service Co.	2,196	10,453
Matson, Inc.	5,419	368,655
Matthews International Corp., Class A	4,232	160,266
Maxar Technologies, Inc.	6,314	332,874
Maximus, Inc.	6,154	514,782
*Mayville Engineering Co., Inc.	1,647	19,929
McGrath RentCorp.	2,135	189,759
MDU Resources Group, Inc.	21,148	617,945
*Mercury Systems, Inc.	5,695	271,481
*Mesa Air Group, Inc.	712	1,502
*Middleby Corp. (The)	5,087	716,657
Miller Industries, Inc.	1,467	47,824
MillerKnoll, Inc.	8,375	142,459
*Mistras Group, Inc.	2,078	16,873
*Montrose Environmental Group, Inc.	2,393	72,891
Moog, Inc., Class A	2,986	269,068
*MRC Global, Inc.	11,709	114,046
MSA Safety, Inc.	3,580	464,505
MSC Industrial Direct Co., Inc.	5,082	461,090
Mueller Industries, Inc.	7,740	556,119
Mueller Water Products, Inc., Class A	14,032	188,029
*MYR Group, Inc.	1,561	199,792
National Presto Industries, Inc.	660	44,893
NL Industries, Inc.	8	51
*NN, Inc.	8	9

33

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Nordson Corp.	5,287	$1,143,631
Norfolk Southern Corp.	16,901	3,431,410
Northrop Grumman Corp.	9,796	4,518,601
*Northwest Pipe Co.	827	22,776
*NOW, Inc.	13,416	143,149
*NV5 Global, Inc.	1,513	143,326
nVent Electric PLC	15,737	659,852
Old Dominion Freight Line, Inc.	11,284	3,615,281
Omega Flex, Inc.	811	89,218
*Orion Energy Systems, Inc.	16	25
*Orion Group Holdings, Inc.	8	19
Oshkosh Corp.	7,085	542,144
Otis Worldwide Corp.	39,393	3,360,223
Owens Corning	12,708	1,357,341
PACCAR, Inc.	53,849	4,021,982
PAM Transportation Services, Inc.	226	5,074
Pangaea Logistics Solutions, Ltd.	3,329	20,673
Park Aerospace Corp.	1,560	20,405
Parker-Hannifin Corp.	10,833	3,519,425
Park-Ohio Holdings Corp.	8	104
*Parsons Corp.	11,321	492,463
Paychex, Inc.	25,889	2,844,166
*Paycom Software, Inc.	3,990	1,158,576
#*Paycor HCM, Inc.	12,764	299,954
*Paylocity Holding Corp.	3,450	666,850
Pentair PLC	16,574	962,618
*Perma-Fix Environmental Services, Inc.	8	73
*PGT Innovations, Inc.	7,067	181,339
Pitney Bowes, Inc.	19,544	68,599
#*Plug Power, Inc.	54,244	489,823
Powell Industries, Inc.	1,154	46,229
Preformed Line Products Co.	520	64,626
Primoris Services Corp.	6,256	158,277
#*Proterra, Inc.	23,364	27,336
*Proto Labs, Inc.	3,030	87,173
*Quad/Graphics, Inc.	16	56
Quanex Building Products Corp.	3,838	73,306
Quanta Services, Inc.	14,104	2,392,603
*Quest Resource Holding Corp.	8	43
*Radiant Logistics, Inc.	3,057	20,176
Raytheon Technologies Corp.	110,020	10,990,998
*RBC Bearings, Inc.	2,515	570,930
*RCM Technologies, Inc.	232	2,608
Regal Rexnord Corp.	6,936	902,790
Republic Services, Inc.	27,380	3,959,696
*Resideo Technologies, Inc.	15,657	278,695
Resources Connection, Inc.	3,513	51,255
REV Group, Inc.	5,948	63,822
Robert Half International, Inc.	12,009	876,657
Rockwell Automation, Inc.	10,668	3,023,418
Rollins, Inc.	31,809	1,343,930
Rush Enterprises, Inc., Class A	5,418	287,750
Rush Enterprises, Inc., Class B	58	3,398
*RXO, Inc.	13,288	240,380
Ryder System, Inc.	6,054	479,235
*Saia, Inc.	2,886	859,364
Schneider National, Inc., Class B	9,649	252,514
Science Applications International Corp.	5,180	528,515

34

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Sensata Technologies Holding PLC	15,664	$680,601
*Shoals Technologies Group, Inc., Class A	9,910	207,020
Shyft Group, Inc. (The)	3,171	79,529
*SIFCO Industries, Inc.	150	344
Simpson Manufacturing Co., Inc.	3,299	414,948
*SiteOne Landscape Supply, Inc.	3,882	573,527
*SkyWest, Inc.	5,929	167,791
Snap-on, Inc.	4,992	1,294,975
Southwest Airlines Co.	63,048	1,909,724
*SP Plus Corp.	2,256	77,088
Spirit AeroSystems Holdings, Inc., Class A	9,340	277,958
Spirit Airlines, Inc.	2,424	41,450
*SPX Technologies, Inc.	4,139	263,572
SS&C Technologies Holdings, Inc.	23,769	1,391,437
Standex International Corp.	1,411	173,285
Stanley Black & Decker, Inc.	13,379	1,155,143
Steelcase, Inc., Class A	10,496	83,968
*Stericycle, Inc.	9,515	434,360
*Sterling Check Corp.	10,870	122,179
*Sterling Infrastructure, Inc.	3,328	122,870
#*SunPower Corp.	15,739	208,070
#*Sunrun, Inc.	24,039	505,781
*TaskUS, Inc., Class A	2,034	27,378
Tecnoglass, Inc.	4,961	217,540
Tennant Co.	1,854	141,683
Terex Corp.	8,622	384,455
Tetra Tech, Inc.	4,698	650,062
Textainer Group Holdings, Ltd.	5,362	188,206
Textron, Inc.	18,177	1,216,768
*Thermon Group Holdings, Inc.	3,433	71,338
Timken Co. (The)	6,864	527,498
*Titan International, Inc.	8,280	80,813
*Titan Machinery, Inc.	2,782	87,216
Toro Co. (The)	10,509	1,095,668
*TPI Composites, Inc.	4,054	50,107
Trane Technologies PLC	22,192	4,123,496
*Transcat, Inc.	491	37,458
TransDigm Group, Inc.	4,145	3,170,925
TransUnion	17,186	1,182,569
*Trex Co., Inc.	9,331	510,032
*TriNet Group, Inc.	6,839	634,522
Trinity Industries, Inc.	8,588	205,683
Triton International, Ltd.	7,603	628,540
*Triumph Group, Inc.	4,756	51,412
*TrueBlue, Inc.	3,513	53,222
TTEC Holdings, Inc.	4,969	169,294
#*Tusimple Holdings, Inc., Class A	5,939	7,186
*Tutor Perini Corp.	4,984	26,415
*Twin Disc, Inc.	8	92
*U.S. Xpress Enterprises, Inc., Class A	16	97
*Uber Technologies, Inc.	45,597	1,415,787
UFP Industries, Inc.	7,434	583,718
U-Haul Holding Co.	22,470	1,215,627
#U-Haul Holding Co.	1,937	118,273
*Ultralife Corp.	8	34
UniFirst Corp.	1,511	247,320
Union Pacific Corp.	55,526	10,866,438
*United Airlines Holdings, Inc.	46,351	2,030,174

35

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
United Parcel Service, Inc., Class B	67,058	$12,057,699
United Rentals, Inc.	9,452	3,413,212
*Univar Solutions, Inc.	19,500	692,250
Universal Logistics Holdings, Inc.	3,261	83,482
*V2X, Inc.	2,288	98,842
Valmont Industries, Inc.	2,054	596,810
#Verisk Analytics, Inc.	16,328	3,169,428
Veritiv Corp.	1,848	212,280
*Verra Mobility Corp.	15,271	258,843
Vertiv Holdings Co.	25,797	384,891
*Viad Corp.	1,661	31,609
*Vicor Corp.	2,565	110,218
#*Virgin Galactic Holdings, Inc.	5,735	20,875
VSE Corp.	1,294	54,723
Wabash National Corp.	5,159	132,432
Waste Management, Inc.	34,661	5,755,459
#Watsco, Inc.	3,416	1,183,234
Watts Water Technologies, Inc., Class A	2,614	422,762
Werner Enterprises, Inc.	7,230	326,579
WESCO International, Inc.	6,244	899,136
Westinghouse Air Brake Technologies Corp.	17,541	1,713,229
*Willdan Group, Inc.	989	14,489
*Willis Lease Finance Corp.	477	24,089
*WillScot Mobile Mini Holdings Corp.	23,466	1,065,356
Woodward, Inc.	5,793	556,244
WW Grainger, Inc.	5,441	3,784,596
*XPO, Inc.	15,188	671,006
Xylem, Inc.	15,348	1,593,736
*Yellow Corp.	319	597
Zurn Elkay Water Solutions Corp.	14,339	309,005

TOTAL INDUSTRIALS		365,567,491

INFORMATION TECHNOLOGY — (23.8%)
*8x8, Inc.	8,006	22,977
#*908 Devices, Inc.	1,778	12,019
A10 Networks, Inc.	7,390	104,495
Accenture PLC, Class A	47,660	13,358,621
*ACI Worldwide, Inc.	11,276	285,621
*ADDvantage Technologies Group, Inc.	8	8
Adeia, Inc.	13,420	102,529
*Adobe, Inc.	32,999	12,459,102
ADTRAN Holdings, Inc.	5,251	47,889
Advanced Energy Industries, Inc.	3,928	339,772
*Advanced Micro Devices, Inc.	99,673	8,907,776
#*Aehr Test Systems	1,641	40,615
*Agilysys, Inc.	896	69,924
*Akamai Technologies, Inc.	15,394	1,261,846
*Alarm.com Holdings, Inc.	4,515	215,320
*Alithya Group, Inc., Class A	841	1,556
*Alkami Technology, Inc.	6,216	74,530
*Allegro MicroSystems, Inc.	9,250	330,872
*Alpha & Omega Semiconductor, Ltd.	2,874	68,631
#*Altair Engineering, Inc., Class A	2,276	157,158
*Ambarella, Inc.	2,782	172,428
Amdocs, Ltd.	12,497	1,140,351
American Software, Inc., Class A	2,025	24,178
Amkor Technology, Inc.	31,094	695,573
Amphenol Corp., Class A	37,562	2,834,804
*Amtech Systems, Inc.	8	69

36

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Analog Devices, Inc.	33,402	$6,008,352
*ANSYS, Inc.	6,351	1,993,706
Apple, Inc.	1,318,218	223,675,230
Applied Materials, Inc.	70,438	7,961,607
#*Applied Optoelectronics, Inc.	8	16
#*AppLovin Corp., Class A	12,531	213,027
*Arista Networks, Inc.	16,539	2,648,886
*Arlo Technologies, Inc.	24	155
*Arrow Electronics, Inc.	7,024	803,756
*Aspen Technology, Inc.	402	71,154
*Atlassian Corp., Class A	4,727	697,989
*Autodesk, Inc.	16,844	3,281,043
*AvePoint, Inc.	2,290	9,939
*Aviat Networks, Inc.	1,475	48,395
*Avid Technology, Inc.	4,090	120,696
Avnet, Inc.	10,137	418,253
*Aware, Inc.	16	27
*Axcelis Technologies, Inc.	3,376	399,381
*AXT, Inc.	3,183	8,499
Badger Meter, Inc.	1,883	249,177
Bel Fuse, Inc., Class B	1,403	57,004
Belden, Inc.	4,377	345,302
Benchmark Electronics, Inc.	5,033	107,455
#Bentley Systems, Inc., Class B	22,647	963,856
*BILL Holdings, Inc.	7,365	565,706
BK Technologies Corp.	2	22
*Black Knight, Inc.	19,733	1,078,211
*Blackbaud, Inc.	5,643	391,370
*Blend Labs, Inc., Class A	18,448	10,923
*Box, Inc., Class A	10,722	283,704
*Brightcove, Inc.	3,040	12,586
Broadcom, Inc.	38,856	24,343,284
#*C3.ai, Inc., Class A	1,950	34,749
*Cadence Design Systems, Inc.	15,977	3,346,383
*CalAmp Corp.	16	41
*Calix, Inc.	5,170	236,269
*Cambium Networks Corp.	1,838	27,827
#*Casa Systems, Inc.	6,204	7,755
*CCC Intelligent Solutions Holdings, Inc.	7,618	66,124
CDW Corp.	14,159	2,401,225
*Cerence, Inc.	4,385	112,037
*CEVA, Inc.	1,731	43,500
*Ciena Corp.	14,566	670,619
*Cirrus Logic, Inc.	5,668	486,258
Cisco Systems, Inc.	316,232	14,941,962
#*Cleanspark, Inc.	2,713	10,608
*Clearfield, Inc.	1,103	48,179
Climb Global Solutions, Inc.	149	6,616
#*Cloudflare, Inc., Class A	10,304	484,803
Cognex Corp.	15,712	749,305
Cognizant Technology Solutions Corp., Class A	53,774	3,210,846
*Cognyte Software, Ltd.	6,115	25,438
#*Coherent Corp.	5,215	178,040
*Cohu, Inc.	6,596	223,209
*CommScope Holding Co., Inc.	18,153	89,494
*CommVault Systems, Inc.	2,533	147,598
Comtech Telecommunications Corp.	2,606	26,972
*Confluent, Inc., Class A	8,538	187,836

37

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Consensus Cloud Solutions, Inc.	1,686	$62,938
Corning, Inc.	90,169	2,995,414
*Corsair Gaming, Inc.	8,628	150,300
*Couchbase, Inc.	2,042	31,365
*CPI Card Group, Inc.	1,565	65,527
*CPS Technologies Corp.	2	5
*Crowdstrike Holdings, Inc., Class A	8,670	1,040,833
*CS Disco, Inc.	614	3,610
CTS Corp.	3,233	126,766
*Daktronics, Inc.	16	77
*Datadog, Inc., Class A	9,010	607,094
Dell Technologies, Inc., Class C	22,686	986,614
*Digi International, Inc.	4,076	122,932
*Digimarc Corp.	566	9,645
*Digital Turbine, Inc.	11,746	137,781
#*DigitalOcean Holdings, Inc.	8,683	273,862
*Diodes, Inc.	4,979	396,826
*DocuSign, Inc.	8,430	416,779
Dolby Laboratories, Inc., Class A	5,407	452,512
*DoubleVerify Holdings, Inc.	9,905	291,405
*Dropbox, Inc., Class A	24,177	491,760
*DXC Technology Co.	24,065	573,950
*Dynatrace, Inc.	10,584	447,491
*DZS, Inc.	4,171	28,363
*E2open Parent Holdings, Inc.	30,136	189,555
Ebix, Inc.	3,731	60,666
#*Edgio, Inc.	5,720	3,781
*eGain Corp.	16	117
*EMCORE Corp.	8	9
*EngageSmart, Inc.	6,141	105,441
*Enphase Energy, Inc.	12,562	2,062,680
Entegris, Inc.	7,905	592,243
*Envestnet, Inc.	4,951	313,794
*EPAM Systems, Inc.	4,487	1,267,308
*ePlus, Inc.	3,196	139,154
*Everbridge, Inc.	3,597	94,529
#*EverCommerce, Inc.	4,758	57,429
*Extreme Networks, Inc.	12,243	217,681
*F5, Inc.	5,951	799,576
*Fabrinet	3,630	344,668
*Fair Isaac Corp.	2,254	1,640,799
*FARO Technologies, Inc.	3,956	92,373
*Fastly, Inc., Class A	18,090	267,370
*First Solar, Inc.	9,657	1,763,175
*Flex, Ltd.	50,371	1,036,131
*FormFactor, Inc.	7,096	193,792
*Fortinet, Inc.	56,710	3,575,565
*Freshworks, Inc., Class A	13,543	180,934
*Gartner, Inc.	7,745	2,342,553
Gen Digital, Inc.	56,262	994,150
*Genasys, Inc.	335	988
*Globant SA	3,996	626,853
*GoDaddy, Inc., Class A	14,699	1,112,420
*Grid Dynamics Holdings, Inc.	5,892	64,046
*GSI Technology, Inc.	8	12
*Guidewire Software, Inc.	5,551	422,931
Hackett Group, Inc. (The)	2,954	54,826
*Harmonic, Inc.	8,492	119,652

38

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Hewlett Packard Enterprise Co.	120,511	$1,725,717
HP, Inc.	97,308	2,891,021
*HubSpot, Inc.	2,151	905,463
*Ichor Holdings, Ltd.	3,463	96,445
*Identiv, Inc.	736	4,048
Immersion Corp.	2,786	18,360
*Informatica, Inc., Class A	9,326	144,180
Information Services Group, Inc.	8	41
*Insight Enterprises, Inc.	3,492	422,357
Intel Corp.	324,136	10,067,664
*Intellicheck, Inc.	8	18
InterDigital, Inc.	3,424	231,942
International Business Machines Corp.	88,484	11,185,262
*Intevac, Inc.	1,451	9,185
Intuit, Inc.	16,017	7,110,747
#*IonQ, Inc.	4,747	26,156
IPG Photonics Corp.	5,117	588,353
*Iteris, Inc.	16	74
*Itron, Inc.	4,605	245,907
Jabil, Inc.	19,387	1,515,094
*Jamf Holding Corp.	9,864	186,627
*JFrog, Ltd.	9,309	172,868
Juniper Networks, Inc.	31,635	953,795
*Key Tronic Corp.	161	1,103
*Keysight Technologies, Inc.	18,158	2,626,373
*Kimball Electronics, Inc., Class B	2,613	52,600
KLA Corp.	9,536	3,686,045
*Knowles Corp.	11,099	187,351
*Kopin Corp.	86	89
Kulicke & Soffa Industries, Inc.	6,504	309,981
*KVH Industries, Inc.	1,117	11,751
*Kyndryl Holdings, Inc.	31,599	456,916
Lam Research Corp.	10,476	5,490,262
*Lantronix, Inc.	1,143	4,206
*Lattice Semiconductor Corp.	10,104	805,289
Littelfuse, Inc.	2,443	591,792
*LiveRamp Holdings, Inc.	7,187	173,135
*Lumentum Holdings, Inc.	6,953	335,482
*Luna Innovations, Inc.	2,603	16,347
*MACOM Technology Solutions Holdings, Inc.	6,479	377,985
*Magnachip Semiconductor Corp.	4,719	41,905
*Manhattan Associates, Inc.	6,161	1,020,754
*Marathon Digital Holdings, Inc.	2,532	25,497
Marvell Technology, Inc.	84,851	3,349,917
*Matterport, Inc.	19,703	45,908
*MaxLinear, Inc.	7,956	191,978
*MeridianLink, Inc.	1,062	15,866
Methode Electronics, Inc.	4,190	171,748
Microchip Technology, Inc.	49,976	3,647,748
Micron Technology, Inc.	93,321	6,006,140
Microsoft Corp.	563,706	173,204,306
*Mirion Technologies, Inc.	6,766	54,805
*Mitek Systems, Inc.	5,554	50,097
MKS Instruments, Inc.	6,704	562,264
*Model N, Inc.	1,422	43,798
*Momentive Global, Inc.	12,022	112,887
*MongoDB, Inc.	3,041	729,718
Monolithic Power Systems, Inc.	3,493	1,613,661

39

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Motorola Solutions, Inc.	12,476	$3,635,506
*N-able, Inc.	12,478	159,094
*Napco Security Technologies, Inc.	2,491	77,221
National Instruments Corp.	14,494	843,986
*NCR Corp.	17,028	379,554
NetApp, Inc.	23,025	1,448,042
*NETGEAR, Inc.	2,962	41,853
*NetScout Systems, Inc.	9,181	249,815
*NetSol Technologies, Inc.	16	38
Network-1 Technologies, Inc.	16	34
*nLight, Inc.	5,628	49,358
*Novanta, Inc.	2,391	365,440
NVE Corp.	207	15,610
NVIDIA Corp.	174,006	48,284,925
NXP Semiconductors NV	22,195	3,634,209
*Okta, Inc.	12,570	861,422
#*Olo, Inc., Class A	11,369	77,878
*ON Semiconductor Corp.	49,811	3,584,400
*ON24, Inc.	9,018	78,457
*One Stop Systems, Inc.	16	39
*OneSpan, Inc.	2,802	41,301
*Onto Innovation, Inc.	4,885	395,587
Oracle Corp.	117,800	11,158,016
*OSI Systems, Inc.	2,083	235,296
*Palantir Technologies, Inc., Class A	118,707	919,979
*Palo Alto Networks, Inc.	13,352	2,436,206
#*PAR Technology Corp.	2,929	89,598
Park City Group, Inc.	8	52
PC Connection, Inc.	2,877	115,857
PCTEL, Inc.	8	38
*Perficient, Inc.	3,768	244,619
PFSweb, Inc.	1,252	5,033
*Photronics, Inc.	3,737	54,037
*Pixelworks, Inc.	24	34
*Plexus Corp.	3,040	265,909
#*Porch Group, Inc.	4,877	4,439
Power Integrations, Inc.	5,238	381,222
*PowerSchool Holdings, Inc.	13,821	288,582
*Procore Technologies, Inc.	3,710	198,151
Progress Software Corp.	4,776	262,107
*PTC, Inc.	9,295	1,169,218
*Pure Storage, Inc., Class A	18,206	415,643
*Q2 Holdings, Inc.	5,235	128,886
*Qorvo, Inc.	11,011	1,013,893
QUALCOMM, Inc.	111,154	12,982,787
*Qualtrics International, Inc., Class A	9,592	171,985
*Qualys, Inc.	4,310	486,771
*QuickLogic Corp.	16	87
*Rackspace Technology, Inc.	9,725	14,198
*Rambus, Inc.	9,432	418,215
#*Rekor Systems, Inc.	798	966
*Ribbon Communications, Inc.	17,407	44,562
Richardson Electronics, Ltd.	1,256	19,380
*Rimini Street, Inc.	4,900	18,326
#*Riot Platforms, Inc.	14,850	177,606
*Rogers Corp.	1,424	229,193
Roper Technologies, Inc.	5,582	2,538,582
*Salesforce, Inc.	58,680	11,640,352

40

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*Samsara, Inc., Class A	3,514	$63,428
*Sanmina Corp.	6,366	332,687
Sapiens International Corp. NV	5,681	114,359
*ScanSource, Inc.	2,704	73,954
Seagate Technology Holdings PLC	18,322	1,076,784
*SecureWorks Corp., Class A	8	73
*SEMrush Holdings, Inc., Class A	2,644	25,541
*Semtech Corp.	7,687	149,820
*SentinelOne, Inc., Class A	19,217	308,817
*ServiceNow, Inc.	6,833	3,139,217
*Silicon Laboratories, Inc.	3,117	434,198
*SiTime Corp.	2,045	221,821
Skyworks Solutions, Inc.	18,000	1,906,200
*SMART Global Holdings, Inc.	4,188	64,579
*Smartsheet, Inc., Class A	4,852	198,301
*Smith Micro Software, Inc.	24	28
*Snowflake, Inc., Class A	8,348	1,236,172
*SolarEdge Technologies, Inc.	3,734	1,066,542
*SolarWinds Corp.	13,731	118,361
*SoundThinking, Inc.	702	20,884
*Splunk, Inc.	15,058	1,298,602
*Sprinklr, Inc., Class A	3,448	41,238
*SPS Commerce, Inc.	2,381	350,721
*Squarespace, Inc., Class A	7,721	240,123
*Stratasys, Ltd.	10,151	145,768
*Sumo Logic, Inc.	11,025	132,300
*Super Micro Computer, Inc.	6,048	637,641
*Synaptics, Inc.	4,513	399,671
*Synchronoss Technologies, Inc.	8	7
*Synopsys, Inc.	8,577	3,184,812
TD SYNNEX Corp.	10,152	903,934
TE Connectivity, Ltd.	28,890	3,535,269
*Teledyne Technologies, Inc.	4,199	1,740,066
*Telos Corp.	8,631	14,673
*Teradata Corp.	12,022	465,372
Teradyne, Inc.	16,349	1,493,972
*TESSCO Technologies, Inc.	189	1,659
Texas Instruments, Inc.	80,757	13,502,570
*Tingo Group, Inc.	575	1,323
*TransAct Technologies, Inc.	102	571
*Trimble, Inc.	20,093	946,380
*TTM Technologies, Inc.	12,985	153,353
#*Tucows, Inc., Class A	1,135	25,413
*Turtle Beach Corp.	977	10,620
*Twilio, Inc., Class A	16,147	849,494
*Tyler Technologies, Inc.	2,276	862,672
*UiPath, Inc., Class A	20,244	285,035
*Ultra Clean Holdings, Inc.	5,460	155,828
*Unisys Corp.	9,394	30,155
#*Unity Software, Inc.	18,054	486,916
Universal Display Corp.	4,449	593,764
*Upland Software, Inc.	5,985	21,965
*Veeco Instruments, Inc.	5,781	106,486
*Verint Systems, Inc.	6,053	220,874
*VeriSign, Inc.	10,270	2,277,886
*Vertex, Inc., Class A	489	10,098
*Viasat, Inc.	6,931	242,793
*Viavi Solutions, Inc.	23,759	212,881

41

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Vishay Intertechnology, Inc.	14,810	$315,305
*Vishay Precision Group, Inc.	1,356	50,904
*VMware, Inc., Class A	2,952	369,089
Vontier Corp.	18,576	503,967
*Western Digital Corp.	31,028	1,068,604
#*Wolfspeed, Inc.	10,580	492,499
*Workday, Inc., Class A	7,681	1,429,741
Xerox Holdings Corp.	15,665	245,471
*Zebra Technologies Corp.	4,317	1,243,425
*Zoom Video Communications, Inc., Class A	21,193	1,301,886
*Zscaler, Inc.	4,652	419,145

TOTAL INFORMATION TECHNOLOGY		788,157,447

MATERIALS — (3.5%)
#*5E Advanced Materials, Inc.	2,083	8,790
*Advanced Emissions Solutions, Inc.	8	15
AdvanSix, Inc.	3,400	128,112
Air Products & Chemicals, Inc.	14,367	4,229,070
Albemarle Corp.	11,262	2,088,651
Alcoa Corp.	21,175	786,440
Alpha Metallurgical Resources, Inc.	2,262	331,519
*Alto Ingredients, Inc.	7,273	9,528
Amcor PLC	160,263	1,758,085
American Vanguard Corp.	3,530	67,953
*Ampco-Pittsburgh Corp.	80	242
AptarGroup, Inc.	6,501	770,434
*Arconic Corp.	10,429	258,118
#Ardagh Metal Packaging SA	41,421	168,998
Ashland, Inc.	7,439	755,877
#*ATI, Inc.	12,762	492,868
Avery Dennison Corp.	8,870	1,547,638
Avient Corp.	9,592	369,388
*Axalta Coating Systems, Ltd.	25,278	798,026
Balchem Corp.	3,379	444,001
Ball Corp.	36,492	1,940,645
Berry Global Group, Inc.	16,350	945,194
Cabot Corp.	6,662	478,065
Caledonia Mining Corp. PLC	1,562	22,243
Carpenter Technology Corp.	5,061	266,917
Celanese Corp.	10,526	1,118,282
*Century Aluminum Co.	9,753	83,778
CF Industries Holdings, Inc.	26,840	1,921,207
Chase Corp.	861	94,133
Chemours Co. (The)	21,005	610,615
*Clearwater Paper Corp.	2,213	79,889
*Cleveland-Cliffs, Inc.	65,099	1,001,223
*Coeur Mining, Inc.	35,482	120,639
Commercial Metals Co.	15,303	714,497
Compass Minerals International, Inc.	3,958	129,545
Corteva, Inc.	52,634	3,216,990
Crown Holdings, Inc.	14,407	1,235,832
Dow, Inc.	88,310	4,804,064
DuPont de Nemours, Inc.	46,048	3,210,467
Eagle Materials, Inc.	4,356	645,603
Eastman Chemical Co.	13,352	1,125,173
Ecolab, Inc.	15,774	2,647,508
*Ecovyst, Inc.	15,435	175,187
Element Solutions, Inc.	31,022	563,049
*Ferroglobe PLC	25,506	103,044

42

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Flotek Industries, Inc.	16	$11
FMC Corp.	11,601	1,433,652
Fortitude Gold Corp.	4	28
Freeport-McMoRan, Inc.	113,973	4,320,716
FutureFuel Corp.	3,690	27,675
Glatfelter Corp.	2,817	12,733
Gold Resource Corp.	16	15
Graphic Packaging Holding Co.	36,456	899,005
Greif, Inc., Class A	5,165	324,310
Greif, Inc., Class B	8	630
Hawkins, Inc.	1,889	76,202
Haynes International, Inc.	1,359	63,887
HB Fuller Co.	5,746	380,213
Hecla Mining Co.	61,797	373,872
Huntsman Corp.	20,607	552,062
*Ingevity Corp.	3,915	280,862
Innospec, Inc.	2,415	245,436
International Flavors & Fragrances, Inc.	25,025	2,426,424
International Paper Co.	36,308	1,202,158
*Intrepid Potash, Inc.	2,073	53,442
Koppers Holdings, Inc.	2,661	87,307
Kronos Worldwide, Inc.	7,479	69,555
Linde PLC	32,363	11,956,510
#*Livent Corp.	17,690	386,527
Louisiana-Pacific Corp.	9,899	591,366
*LSB Industries, Inc.	11,066	98,819
LyondellBasell Industries NV, Class A	41,140	3,892,255
Martin Marietta Materials, Inc.	5,857	2,127,262
Materion Corp.	2,417	261,785
Mativ, Inc.	5,909	114,457
Mercer International, Inc.	8,481	82,520
Minerals Technologies, Inc.	3,154	186,906
Mosaic Co. (The)	44,762	1,918,052
*MP Materials Corp.	17,644	382,346
Myers Industries, Inc.	3,535	66,988
NewMarket Corp.	1,115	445,554
Newmont Corp.	85,028	4,030,327
#Nexa Resources SA	200	1,200
Nucor Corp.	34,926	5,175,335
*O-I Glass, Inc.	18,116	407,067
Olin Corp.	17,757	983,738
Olympic Steel, Inc.	1,202	55,977
Orion Engineered Carbons SA	7,322	177,266
Packaging Corp. of America	10,324	1,396,424
Pactiv Evergreen, Inc.	18,789	148,433
*Piedmont Lithium, Inc.	1,567	90,103
PPG Industries, Inc.	23,322	3,271,144
Quaker Chemical Corp.	1,588	296,368
Ramaco Resources, Inc.	5,402	43,918
*Ranpak Holdings Corp.	7,531	30,726
*Rayonier Advanced Materials, Inc.	6,320	34,381
Reliance Steel & Aluminum Co.	7,098	1,758,884
Royal Gold, Inc.	6,230	825,101
RPM International, Inc.	12,879	1,056,464
Ryerson Holding Corp.	5,526	208,717
Schnitzer Steel Industries, Inc.	4,325	124,949
Scotts Miracle-Gro Co. (The)	5,351	357,500
Sealed Air Corp.	13,272	636,923

43

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Sensient Technologies Corp.	3,968	$295,457
Sherwin-Williams Co. (The)	20,459	4,859,831
Silgan Holdings, Inc.	12,202	601,071
Sonoco Products Co.	11,427	692,705
Southern Copper Corp.	9,612	738,490
Steel Dynamics, Inc.	23,640	2,457,378
Stepan Co.	2,347	216,393
*Summit Materials, Inc., Class A	13,242	362,963
SunCoke Energy, Inc.	12,545	97,600
Sylvamo Corp.	5,651	258,929
*TimkenSteel Corp.	5,496	92,003
Tredegar Corp.	3,165	29,688
TriMas Corp.	5,847	148,572
Trinseo PLC	4,390	79,547
Tronox Holdings PLC, Class A	16,909	231,484
United States Lime & Minerals, Inc.	26	4,183
United States Steel Corp.	29,002	663,566
#*Venator Materials PLC	754	256
Vulcan Materials Co.	12,690	2,222,273
Warrior Met Coal, Inc.	6,748	233,278
Westlake Corp.	6,747	767,674
Westrock Co.	27,252	815,652
Worthington Industries, Inc.	5,129	304,611

TOTAL MATERIALS		114,893,633

REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc.	17,739	112,997
*CBRE Group, Inc., Class A	30,049	2,303,556
*Compass, Inc., Class A	45,016	105,337
*Comstock Holding Cos., Inc.	14	62
*Cushman & Wakefield PLC	29,595	291,511
Douglas Elliman, Inc.	7,125	22,729
#eXp World Holdings, Inc.	2,290	26,770
*Five Point Holdings LLC, Class A	43	105
*Forestar Group, Inc.	5,302	102,541
*FRP Holdings, Inc.	744	43,152
*Howard Hughes Corp. (The)	5,180	400,777
*Jones Lang LaSalle, Inc.	4,693	652,515
Kennedy-Wilson Holdings, Inc.	13,383	224,567
Marcus & Millichap, Inc.	4,833	152,095
*Maui Land & Pineapple Co., Inc.	8	100
Newmark Group, Inc., Class A	18,093	114,710
*Rafael Holdings, Inc., Class B	15	31
RE/MAX Holdings, Inc.	2,240	43,254
RMR Group, Inc. (The), Class A	1,356	32,205
St. Joe Co. (The)	5,215	214,336
Stratus Properties, Inc.	41	877
*Tejon Ranch Co.	2,442	42,198
*Zillow Group, Inc., Class A	1,176	50,309
*Zillow Group, Inc., Class C	19,894	866,185

TOTAL REAL ESTATE		5,802,919

UTILITIES — (2.9%)
AES Corp. (The)	61,932	1,465,311
ALLETE, Inc.	5,287	329,803
Alliant Energy Corp.	21,160	1,166,762
Ameren Corp., Class A	24,463	2,176,473
American Electric Power Co., Inc.	35,497	3,280,633
American States Water Co.	3,375	299,531

44

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
American Water Works Co., Inc.	18,892	$2,800,739
Artesian Resources Corp., Class A	517	28,321
Atlantica Sustainable Infrastructure PLC	10,515	279,909
Atmos Energy Corp.	14,169	1,617,250
Avangrid, Inc.	11,517	463,675
Avista Corp.	10,248	451,629
Black Hills Corp.	6,919	451,742
Brookfield Renewable Corp., Class A	14,691	490,826
California Water Service Group	4,974	278,942
CenterPoint Energy, Inc.	56,301	1,715,492
Chesapeake Utilities Corp.	1,579	195,007
Clearway Energy, Inc., Class A	2,757	79,898
Clearway Energy, Inc., Class C	6,382	193,821
CMS Energy Corp.	25,739	1,602,510
Consolidated Edison, Inc.	32,846	3,234,346
Consolidated Water Co., Ltd.	320	5,408
Constellation Energy Corp.	30,291	2,344,523
Dominion Energy, Inc.	56,344	3,219,496
DTE Energy Co.	19,666	2,210,655
Duke Energy Corp.	55,103	5,448,585
Edison International	36,273	2,669,693
Entergy Corp.	19,633	2,112,118
Essential Utilities, Inc.	24,271	1,036,372
Evergy, Inc.	19,288	1,197,978
Eversource Energy	33,034	2,563,769
Exelon Corp.	74,553	3,164,029
FirstEnergy Corp.	52,928	2,106,534
Genie Energy, Ltd., Class B	2,911	45,324
Global Water Resources, Inc.	264	2,896
Hawaiian Electric Industries, Inc.	10,620	416,410
IDACORP, Inc.	5,962	662,498
MGE Energy, Inc.	3,072	235,346
Middlesex Water Co.	1,835	133,918
*Montauk Renewables, Inc.	520	3,458
National Fuel Gas Co.	14,194	793,445
New Jersey Resources Corp.	9,908	511,649
NextEra Energy, Inc.	144,310	11,058,475
NiSource, Inc.	38,246	1,088,481
Northwest Natural Holding Co.	2,800	131,488
NorthWestern Corp.	5,454	319,714
NRG Energy, Inc.	27,927	954,266
OGE Energy Corp.	18,035	677,034
ONE Gas, Inc.	5,358	412,298
Ormat Technologies, Inc.	5,593	479,935
Otter Tail Corp.	3,677	264,560
*PG&E Corp.	192,011	3,285,308
Pinnacle West Capital Corp.	10,522	825,556
PNM Resources, Inc.	7,870	378,783
Portland General Electric Co.	8,369	423,639
PPL Corp.	68,255	1,960,284
Public Service Enterprise Group, Inc.	47,775	3,019,380
*Pure Cycle Corp.	1,668	16,463
Sempra Energy	22,409	3,484,375
SJW Group	2,741	208,097
Southern Co. (The)	78,109	5,744,917
Southwest Gas Holdings, Inc.	5,862	328,272
Spire, Inc.	4,717	319,482
#*Sunnova Energy International, Inc.	11,085	199,087

45

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
UGI Corp.	18,724	$634,369
Unitil Corp.	1,368	76,047
#Via Renewables, Inc.	17	176
Vistra Corp.	42,555	1,015,362
WEC Energy Group, Inc.	29,893	2,874,810
Xcel Energy, Inc.	53,428	3,735,152
York Water Co. (The)	1,059	44,520
TOTAL UTILITIES		97,447,054

TOTAL COMMON STOCKS		3,284,149,883

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	9,429	13,389

HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	1,507	23,524
*»Albireo Pharma, Inc. 3/2/2026	1,266	2,722
*»Xeris Biopharma Holdings, Inc.	656	177

TOTAL HEALTH CARE		26,423

INDUSTRIALS — (0.0%)
*Triumph Group, Inc. 12/5/2027	1,426	513

TOTAL RIGHTS/WARRANTS		40,325

TOTAL INVESTMENT SECURITIES — (99.1%)
(Cost $3,251,202,886)		3,284,190,208

SECURITIES LENDING COLLATERAL — (0.9%)
@§The DFA Short Term Investment Fund	2,690,528	31,116,766

TOTAL INVESTMENTS — (100.0%)
(Cost $3,282,319,652)		$3,315,306,974

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

46

DIMENSIONAL US HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.4%)
#*Charter Communications, Inc., Class A	35,122	$12,949,482
Lumen Technologies, Inc.	11,200	26,544
Omnicom Group, Inc.	55,379	5,015,676
Verizon Communications, Inc.	934,000	36,267,220
Warner Music Group Corp., Class A	3,456	105,304

TOTAL COMMUNICATION SERVICES		54,364,226

CONSUMER DISCRETIONARY — (11.9%)
*Amazon.com, Inc.	33,840	3,568,428
Best Buy Co., Inc.	202,136	15,063,175
*Booking Holdings, Inc.	4,524	12,152,866
*Burlington Stores, Inc.	11,605	2,237,560
*Chipotle Mexican Grill, Inc.	1,509	3,120,039
*Crocs, Inc.	178	22,013
Darden Restaurants, Inc.	38,422	5,837,454
eBay, Inc.	99,601	4,624,474
#*Etsy, Inc.	46,716	4,719,718
Genuine Parts Co.	17,591	2,960,741
Home Depot, Inc. (The)	181,866	54,658,008
Lowe’s Cos., Inc.	45,086	9,370,223
*Lululemon Athletica, Inc.	34,574	13,135,700
Marriott International, Inc., Class A	6,637	1,123,910
NIKE, Inc., Class B	179,301	22,721,023
*NVR, Inc.	750	4,380,000
*O’Reilly Automotive, Inc.	1,245	1,142,051
Pool Corp.	7,592	2,667,221
Ross Stores, Inc.	229,696	24,515,454
Service Corp. International	112,707	7,910,904
Tapestry, Inc.	19,478	794,897
TJX Cos, Inc. (The)	387,244	30,522,572
Tractor Supply Co.	97,367	23,212,293
*Ulta Beauty, Inc.	20,628	11,374,898
VF Corp.	501	11,779
Whirlpool Corp.	9,491	1,324,849
#Williams-Sonoma, Inc.	70,355	8,515,769

TOTAL CONSUMER DISCRETIONARY		271,688,019

CONSUMER STAPLES — (11.5%)
Albertsons Cos., Inc., Class A	3,825	79,942
Altria Group, Inc.	244,589	11,620,423
*BJ’s Wholesale Club Holdings, Inc.	37,135	2,836,000
Clorox Co. (The)	23,343	3,866,068
Coca-Cola Co. (The)	442,253	28,370,530
Colgate-Palmolive Co.	261,848	20,895,470
Costco Wholesale Corp.	45,421	22,856,756
Dollar General Corp.	24,691	5,468,069
Estee Lauder Cos, Inc. (The)	26,066	6,431,004
Hershey Co. (The)	2,651	723,882
Kellogg Co.	187,625	13,090,596
Kimberly-Clark Corp.	9,040	1,309,806
Kroger Co. (The)	431,105	20,964,636
Lamb Weston Holdings, Inc.	10,145	1,134,312
PepsiCo., Inc.	335,813	64,103,344
Procter & Gamble Co. (The)	124,041	19,397,532
Sysco Corp.	172,752	13,256,988

1

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Target Corp.	150,095	$23,677,486
Walmart, Inc.	19,268	2,908,890

TOTAL CONSUMER STAPLES		262,991,734

ENERGY — (4.3%)
APA Corp.	50,124	1,847,070
#Chesapeake Energy Corp.	32,247	2,666,182
ConocoPhillips	266,309	27,400,533
Coterra Energy, Inc.	138,742	3,551,795
Devon Energy Corp.	130,030	6,947,503
EOG Resources, Inc.	94,191	11,252,999
Hess Corp.	23,222	3,368,583
Marathon Petroleum Corp.	31,036	3,786,392
Occidental Petroleum Corp.	471,724	29,025,178
Ovintiv, Inc.	46,967	1,694,569
Pioneer Natural Resources Co.	4,404	958,090
*Southwestern Energy Co.	1,381	7,168
Targa Resources Corp.	32,055	2,421,114
Texas Pacific Land Corp.	1,515	2,238,640
Valero Energy Corp.	10,190	1,168,487

TOTAL ENERGY		98,334,303

FINANCIALS — (9.8%)
American Express Co.	125,447	20,239,619
American International Group, Inc.	25,211	1,337,191
Ameriprise Financial, Inc.	70,954	21,649,484
Aon PLC, Class A	48,288	15,702,292
Blackstone, Inc.	5,347	477,647
Discover Financial Services	167,721	17,354,092
Equitable Holdings, Inc.	70,889	1,842,405
F&G Annuities & Life, Inc.	4	73
FactSet Research Systems, Inc.	9,123	3,755,848
Fidelity National Financial, Inc.	72	2,555
*FleetCor Technologies, Inc.	21,230	4,541,522
Jack Henry & Associates, Inc.	638	104,211
LPL Financial Holdings, Inc.	20,237	4,226,295
Marsh & McLennan Cos., Inc.	5,945	1,071,230
Mastercard, Inc., Class A	167,284	63,572,939
Moody’s Corp.	21,087	6,602,761
Principal Financial Group, Inc.	24,624	1,839,167
Prudential Financial, Inc.	5,563	483,981
Synchrony Financial	9,702	286,306
Travelers Cos, Inc. (The)	14,586	2,642,108
#Visa, Inc., Class A	234,453	54,564,247

TOTAL FINANCIALS		222,295,973

HEALTH CARE — (13.9%)
AbbVie, Inc.	412,202	62,291,966
AmerisourceBergen Corp.	103,967	17,346,894
Amgen, Inc.	121,192	29,054,570
Baxter International, Inc.	13,000	619,840
Bristol-Myers Squibb Co.	354,887	23,695,805
Bruker Corp.	16,129	1,276,288
Cardinal Health, Inc.	122,439	10,052,242
*DaVita, Inc.	23,996	2,168,279
Eli Lilly & Co.	181,673	71,917,074
Gilead Sciences, Inc.	352,914	29,013,060
HCA Healthcare, Inc.	25,015	7,187,560
*Hologic, Inc.	111,508	9,590,803
*IDEXX Laboratories, Inc.	15,100	7,431,616

2

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*IQVIA Holdings, Inc.	753	$141,737
Merck & Co., Inc.	57,993	6,696,452
*Mettler-Toledo International, Inc.	11,787	17,580,311
*Moderna, Inc.	85,278	11,332,593
*Neogen Corp.	35,573	612,567
*Regeneron Pharmaceuticals, Inc.	1,270	1,018,273
*Waters Corp.	4,773	1,433,618
Zoetis, Inc.	36,859	6,479,075

TOTAL HEALTH CARE		316,940,623

INDUSTRIALS — (17.7%)
3M Co.	129,553	13,761,120
#Advanced Drainage Systems, Inc.	1,988	170,411
Allegion PLC	43,664	4,823,999
Automatic Data Processing, Inc.	124,617	27,415,740
Booz Allen Hamilton Holding Corp.	43,224	4,137,401
Broadridge Financial Solutions, Inc.	33,839	4,920,529
*Builders FirstSource, Inc.	7,709	730,582
Carrier Global Corp.	279,525	11,689,736
Caterpillar, Inc.	158,602	34,702,118
#CH Robinson Worldwide, Inc.	29,327	2,958,215
Cintas Corp.	26,048	11,871,897
CSX Corp.	133,103	4,078,276
Deere & Co.	85,917	32,478,344
*Delta Air Lines, Inc.	333,948	11,457,756
Expeditors International of Washington, Inc.	3,967	451,603
Fastenal Co.	29,453	1,585,750
Honeywell International, Inc.	7,441	1,487,009
Illinois Tool Works, Inc.	64,426	15,587,226
JB Hunt Transport Services, Inc.	73,518	12,886,970
Lincoln Electric Holdings, Inc.	6,917	1,160,673
Lockheed Martin Corp.	67,824	31,500,857
Old Dominion Freight Line, Inc.	26,996	8,649,248
Owens Corning	11,384	1,215,925
Paychex, Inc.	64,884	7,128,156
Robert Half International, Inc.	139,769	10,203,137
Rockwell Automation, Inc.	34,138	9,675,051
Rollins, Inc.	77,095	3,257,264
Toro Co. (The)	30,571	3,187,332
Union Pacific Corp.	195,962	38,349,763
United Parcel Service, Inc., Class B	214,473	38,564,390
United Rentals, Inc.	57,399	20,727,353
Verisk Analytics, Inc.	7,040	1,366,534
Waste Management, Inc.	33,917	5,631,918
WW Grainger, Inc.	34,921	24,290,000

TOTAL INDUSTRIALS		402,102,283

INFORMATION TECHNOLOGY — (24.5%)
Accenture PLC, Class A	105,412	29,545,930
*Adobe, Inc.	8,729	3,295,721
Apple, Inc.	689,731	117,033,556
Applied Materials, Inc.	242,391	27,397,455
*Autodesk, Inc.	4,391	855,323
Broadcom, Inc.	110,494	69,224,491
CDW Corp.	100,709	17,079,239
Dell Technologies, Inc., Class C	1,018	44,273
*Enphase Energy, Inc.	12,661	2,078,936
*Gartner, Inc.	16,424	4,967,603
Gen Digital, Inc.	80,680	1,425,616

3

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*GoDaddy, Inc., Class A	2,989	$226,208
International Business Machines Corp.	267,005	33,752,102
Jabil, Inc.	23,963	1,872,708
KLA Corp.	9,246	3,573,949
Lam Research Corp.	11,527	6,041,070
*Manhattan Associates, Inc.	4,022	666,365
Microchip Technology, Inc.	18,108	1,321,703
Microsoft Corp.	376,203	115,592,134
NetApp, Inc.	25,747	1,619,229
NXP Semiconductors NV	12,638	2,069,346
Oracle Corp.	265,660	25,163,315
QUALCOMM, Inc.	323,639	37,801,035
#Seagate Technology Holdings PLC	81,721	4,802,743
Teradyne, Inc.	79,514	7,265,989
Texas Instruments, Inc.	265,147	44,332,578

TOTAL INFORMATION TECHNOLOGY		559,048,617

MATERIALS — (3.2%)
Avery Dennison Corp.	8,666	1,512,044
CF Industries Holdings, Inc.	12,589	901,121
*Cleveland-Cliffs, Inc.	16,650	256,077
Crown Holdings, Inc.	16,991	1,457,488
Dow, Inc.	61,901	3,367,414
LyondellBasell Industries NV, Class A	257,497	24,361,791
Nucor Corp.	144,234	21,372,594
Sealed Air Corp.	10,355	496,937
Sherwin-Williams Co. (The)	60,976	14,484,239
Southern Copper Corp.	1,792	137,679
Steel Dynamics, Inc.	39,984	4,156,337

TOTAL MATERIALS		72,503,721

UTILITIES — (0.0%)
NRG Energy, Inc.	878	30,001

TOTAL COMMON STOCKS		2,260,299,500

TOTAL INVESTMENT SECURITIES — (99.2%) (Cost $2,169,490,514)		2,260,299,500

SECURITIES LENDING COLLATERAL — (0.8%)
@§The DFA Short Term Investment Fund	1,623,763	18,779,307

TOTAL INVESTMENTS — (100.0%) (Cost $2,188,269,821)		$2,279,078,807

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company

4

DIMENSIONAL US LARGE CAP VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (8.7%)
AT&T, Inc.	388,410	$6,863,205
Comcast Corp., Class A	264,145	10,927,679
Electronic Arts, Inc.	3,378	429,952
Fox Corp., Class A	26,199	871,379
Fox Corp., Class B	1,476	45,077
Interpublic Group of Cos., Inc. (The)	19,740	705,310
*Liberty Broadband Corp., Class A	8	676
*Liberty Broadband Corp., Class C	40	3,391
*Liberty Media Corp.-Liberty Formula One, Class A	4	259
*Liberty Media Corp.-Liberty Formula One, Class C	36	2,599
*Liberty Media Corp.-Liberty SiriusXM, Class A	48	1,349
*Liberty Media Corp.-Liberty SiriusXM, Class C	7,138	199,436
*Meta Platforms, Inc., Class A	23,986	5,764,315
News Corp., Class A	17,665	311,081
News Corp., Class B	52	923
Paramount Global, Class A	8	212
#Paramount Global, Class B	13,495	314,838
*Roku, Inc.	12	674
*Take-Two Interactive Software, Inc.	20	2,486
#*T-Mobile US, Inc.	27,920	4,017,688
Verizon Communications, Inc.	232,660	9,034,188
*Walt Disney Co. (The)	34,146	3,499,965
*Warner Bros Discovery, Inc.	139,201	1,894,525

TOTAL COMMUNICATION SERVICES		44,891,207

CONSUMER DISCRETIONARY — (6.2%)
ADT, Inc.	116	777
Advance Auto Parts, Inc.	10,919	1,370,662
*Aptiv PLC	5,902	607,080
Aramark	43,241	1,500,463
Autoliv, Inc.	1,085	93,104
BorgWarner, Inc.	68,480	3,295,942
*Caesars Entertainment, Inc.	4,969	225,046
*Capri Holdings, Ltd.	342	14,193
*CarMax, Inc.	3,340	233,900
*Carnival Corp.	409	3,767
Dick’s Sporting Goods, Inc.	20	2,900
*DoorDash, Inc., Class A	458	28,025
DR Horton, Inc.	42,367	4,652,744
Ford Motor Co.	136,700	1,623,996
Garmin, Ltd.	29,877	2,933,025
General Motors Co.	132,254	4,369,672
Gentex Corp.	148	4,083
Hasbro, Inc.	52	3,079
*Hyatt Hotels Corp., Class A	28	3,200
Lear Corp.	2,316	295,661
Lennar Corp., Class A	42,954	4,845,641
Lennar Corp., Class B	12	1,174
LKQ Corp.	18,707	1,079,955
*Mohawk Industries, Inc.	2,107	223,131
Penske Automotive Group, Inc.	1,963	272,033
PulteGroup, Inc.	52,932	3,554,384
Tapestry, Inc.	2,202	89,864
VF Corp.	5,577	131,115

1

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Whirlpool Corp.	3,013	$420,585

TOTAL CONSUMER DISCRETIONARY		31,879,201

CONSUMER STAPLES — (4.9%)
Albertsons Cos., Inc., Class A	72	1,505
Archer-Daniels-Midland Co.	23,758	1,855,025
Bunge, Ltd.	8,389	785,210
Casey’s General Stores, Inc.	368	84,206
Conagra Brands, Inc.	8,470	321,521
Constellation Brands, Inc., Class A	1,331	305,425
*Darling Ingredients, Inc.	33,702	2,007,628
*Dollar Tree, Inc.	17,292	2,657,953
General Mills, Inc.	33,794	2,995,162
Hormel Foods Corp.	14,500	586,380
J M Smucker Co. (The)	16,779	2,590,845
Keurig Dr Pepper, Inc.	56	1,831
Kraft Heinz Co. (The)	32	1,257
Kroger Co. (The)	68,698	3,340,784
Molson Coors Beverage Co., Class B	1,091	64,893
Mondelez International, Inc., Class A	50,356	3,863,312
*Performance Food Group Co.	4,447	278,782
Tyson Foods, Inc., Class A	43,695	2,730,501
*US Foods Holding Corp.	7,075	271,680
Walgreens Boots Alliance, Inc.	15,245	537,386

TOTAL CONSUMER STAPLES		25,281,286

ENERGY — (14.1%)
*Antero Resources Corp.	35,105	807,064
Baker Hughes Co.	41,097	1,201,676
Chesapeake Energy Corp.	7,450	615,966
Chevron Corp.	96,403	16,251,618
ConocoPhillips	90,711	9,333,255
Coterra Energy, Inc.	46,260	1,184,256
Devon Energy Corp.	116	6,198
Diamondback Energy, Inc.	28,782	4,092,800
EOG Resources, Inc.	3,850	459,960
EQT Corp.	20,258	705,789
Exxon Mobil Corp.	217,694	25,761,908
Halliburton Co.	3,659	119,832
HF Sinclair Corp.	8,214	362,320
Kinder Morgan, Inc.	109,259	1,873,792
Marathon Oil Corp.	609	14,713
Marathon Petroleum Corp.	20,957	2,556,754
Matador Resources Co.	132	6,472
NOV, Inc.	40	670
Occidental Petroleum Corp.	1,858	114,323
ONEOK, Inc.	152	9,942
Ovintiv, Inc.	13,768	496,749
Phillips 66	16,143	1,598,157
Pioneer Natural Resources Co.	8,971	1,951,641
Schlumberger, Ltd.	31,072	1,533,403
Valero Energy Corp.	14,850	1,702,850
Vitesse Energy, Inc.	8	147
Williams Cos, Inc. (The)	540	16,340

TOTAL ENERGY		72,778,595

FINANCIALS — (21.1%)
Aflac, Inc.	12,151	848,747
Allstate Corp. (The)	4,891	566,182
Ally Financial, Inc.	12,975	342,281

2

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
American Financial Group, Inc.	859	$105,425
American International Group, Inc.	41,132	2,181,641
*Arch Capital Group, Ltd.	5,252	394,268
Assurant, Inc.	32	3,940
Bank of America Corp.	208,595	6,107,662
Bank of New York Mellon Corp. (The)	81,227	3,459,458
*Berkshire Hathaway, Inc., Class B	32,503	10,678,861
*Block, Inc.	266	16,170
Capital One Financial Corp.	49,151	4,782,392
Carlyle Group, Inc. (The)	13,495	409,303
Chubb, Ltd.	10,394	2,095,015
Cincinnati Financial Corp.	20	2,129
Citigroup, Inc.	99,065	4,662,990
Citizens Financial Group, Inc.	14,385	445,072
CNA Financial Corp.	40	1,556
*Coinbase Global, Inc., Class A	20	1,076
Comerica, Inc.	1,047	45,408
Discover Financial Services	8,235	852,075
East West Bancorp, Inc.	6,321	326,733
Everest Re Group, Ltd.	5,180	1,958,040
Fidelity National Financial, Inc.	13,796	489,620
Fidelity National Information Services, Inc.	15,312	899,121
Fifth Third Bancorp	54,027	1,415,507
First Citizens BancShares, Inc., Class A	250	251,795
*Fiserv, Inc.	12,559	1,533,705
Franklin Resources, Inc.	136	3,656
Global Payments, Inc.	2,281	257,092
Globe Life, Inc.	1,399	151,820
Goldman Sachs Group, Inc. (The)	18,768	6,445,682
Hartford Financial Services Group, Inc. (The)	50,367	3,575,553
Huntington Bancshares, Inc.	64,722	724,886
Intercontinental Exchange, Inc.	2,720	296,290
Invesco, Ltd.	11,085	189,886
Jefferies Financial Group, Inc.	68	2,178
JPMorgan Chase & Co.	138,772	19,183,841
KeyCorp.	50,490	568,517
Loews Corp.	32,927	1,895,607
M&T Bank Corp.	2,160	271,728
*Markel Corp.	44	60,215
MetLife, Inc.	11,763	721,425
Morgan Stanley	69,110	6,217,827
Northern Trust Corp.	11,608	907,281
*PayPal Holdings, Inc.	1,129	85,804
PNC Financial Services Group, Inc. (The)	8,470	1,103,218
Principal Financial Group, Inc.	21,792	1,627,644
Prudential Financial, Inc.	10,468	910,716
Raymond James Financial, Inc.	5,132	464,600
Regions Financial Corp.	194,409	3,549,908
*Robinhood Markets, Inc., Class A	60	531
State Street Corp.	12,410	896,747
Synchrony Financial	23,965	707,207
Travelers Cos, Inc. (The)	18,878	3,419,561
Truist Financial Corp.	37,685	1,227,777
Unum Group	6,049	255,268
US BanCorp	48,010	1,645,783
W. R. Berkley Corp.	1,184	69,761
Webster Financial Corp.	3,766	140,472
Wells Fargo & Co.	155,520	6,181,920

3

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Zions BanCorp NA	108	$3,009

TOTAL FINANCIALS		108,639,582

HEALTH CARE — (14.2%)
*Align Technology, Inc.	16	5,205
*Avantor, Inc.	28,250	550,310
Baxter International, Inc.	18,765	894,715
Becton Dickinson and Co.	7,374	1,949,022
*Biogen, Inc.	15,766	4,796,490
*Bio-Rad Laboratories, Inc., Class A	362	163,186
*Boston Scientific Corp.	2,545	132,645
Bristol-Myers Squibb Co.	448	29,913
*Catalent, Inc.	5,004	250,801
*Centene Corp.	24,143	1,664,177
*Charles River Laboratories International, Inc.	303	57,606
Cigna Group (The)	16,063	4,068,597
Cooper Cos, Inc. (The)	8	3,052
CVS Health Corp.	60,586	4,441,560
Danaher Corp.	19,252	4,560,991
Dentsply Sirona, Inc.	3,239	135,811
Elevance Health, Inc.	13,860	6,495,489
*Exact Sciences Corp.	20	1,281
*GE Healthcare Technologies, Inc.	133	10,845
*Henry Schein, Inc.	5,520	446,071
*Hologic, Inc.	9,015	775,380
Humana, Inc.	4,279	2,269,967
*Jazz Pharmaceuticals PLC	44	6,181
Laboratory Corp. of America Holdings	21,681	4,915,300
McKesson Corp.	796	289,935
Medtronic PLC	57,949	5,270,462
*Moderna, Inc.	12,054	1,601,856
Pfizer, Inc.	310,331	12,068,773
Quest Diagnostics, Inc.	8,991	1,248,041
*Regeneron Pharmaceuticals, Inc.	2,881	2,309,957
Revvity, Inc.	3,829	499,646
STERIS PLC	459	86,544
Teleflex, Inc.	1,544	420,771
Thermo Fisher Scientific, Inc.	9,442	5,239,366
*United Therapeutics Corp.	2,394	550,931
Universal Health Services, Inc., Class B	17,354	2,609,174
Viatris, Inc.	21,927	204,579
Zimmer Biomet Holdings, Inc.	13,963	1,933,038

TOTAL HEALTH CARE		72,957,668

INDUSTRIALS — (12.3%)
3M Co.	11,022	1,170,757
AECOM	76	6,312
AGCO Corp.	2,290	283,823
AMETEK, Inc.	4,601	634,616
*Builders FirstSource, Inc.	7,807	739,869
Carlisle Cos., Inc.	1,380	297,873
Carrier Global Corp.	56,182	2,349,531
CSX Corp.	232	7,108
Cummins, Inc.	15,465	3,634,894
*Delta Air Lines, Inc.	27,624	947,779
Dover Corp.	60	8,770
Eaton Corp PLC	29,029	4,851,326
FedEx Corp.	15,327	3,491,184
Fortive Corp.	7,255	457,718

4

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Fortune Brands Innovations, Inc.	8,058	$521,272
General Dynamics Corp.	6,905	1,507,638
General Electric Co.	404	39,984
*GXO Logistics, Inc.	112	5,951
Howmet Aerospace, Inc.	228	10,098
Huntington Ingalls Industries, Inc.	607	122,408
Ingersoll Rand, Inc.	42,086	2,399,744
Jacobs Solutions, Inc.	2,606	300,889
Johnson Controls International PLC	10,750	643,280
Knight-Swift Transportation Holdings, Inc.	7,968	448,758
L3Harris Technologies, Inc.	7,171	1,399,421
Leidos Holdings, Inc.	7,541	703,274
*Masterbrand, Inc.	5,121	41,326
Norfolk Southern Corp.	4,111	834,656
Otis Worldwide Corp.	18,761	1,600,313
Owens Corning	34,153	3,647,882
PACCAR, Inc.	81,626	6,096,646
Parker-Hannifin Corp.	4,446	1,444,416
Pentair PLC	38,574	2,240,378
*Plug Power, Inc.	56	506
Quanta Services, Inc.	2,141	363,199
Raytheon Technologies Corp.	41,775	4,173,322
Regal Rexnord Corp.	12	1,562
Republic Services, Inc.	37,792	5,465,479
Sensata Technologies Holding PLC	104	4,519
Snap-on, Inc.	3,525	914,420
Southwest Airlines Co.	24,288	735,683
SS&C Technologies Holdings, Inc.	13,709	802,525
Stanley Black & Decker, Inc.	3,185	274,993
Textron, Inc.	51,256	3,431,077
TransUnion	2,536	174,502
U-Haul Holding Co.	8,882	480,516
U-Haul Holding Co.	16	977
*United Airlines Holdings, Inc.	18,023	789,407
United Rentals, Inc.	6,361	2,297,021
Westinghouse Air Brake Technologies Corp.	3,075	300,335

TOTAL INDUSTRIALS		63,099,937

INFORMATION TECHNOLOGY — (9.0%)
*Advanced Micro Devices, Inc.	20,721	1,851,836
*Akamai Technologies, Inc.	7,325	600,430
Amdocs, Ltd.	30,434	2,777,103
Analog Devices, Inc.	18,309	3,293,423
*Arrow Electronics, Inc.	96	10,985
Cognizant Technology Solutions Corp., Class A	40,710	2,430,794
Corning, Inc.	139,053	4,619,341
*F5, Inc.	8	1,075
*First Solar, Inc.	24	4,382
*Flex, Ltd.	40,596	835,060
Hewlett Packard Enterprise Co.	167,313	2,395,922
HP, Inc.	125,064	3,715,651
Intel Corp.	170,006	5,280,386
Jabil, Inc.	2,853	222,962
Juniper Networks, Inc.	71,525	2,156,479
Marvell Technology, Inc.	63,189	2,494,702
Micron Technology, Inc.	64,381	4,143,561
*Okta, Inc.	473	32,415
*Qorvo, Inc.	5,422	499,258
Roper Technologies, Inc.	117	53,209

5

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Salesforce, Inc.	19,738	$3,915,427
Skyworks Solutions, Inc.	8,912	943,781
TD SYNNEX Corp.	32	2,849
TE Connectivity, Ltd.	23,086	2,825,034
*Teledyne Technologies, Inc.	1,767	732,245
*Trimble, Inc.	24	1,130
*Western Digital Corp.	10,801	371,986
*Zoom Video Communications, Inc., Class A	1,487	91,346

TOTAL INFORMATION TECHNOLOGY		46,302,772

MATERIALS — (8.5%)
Albemarle Corp.	9,099	1,687,501
Alcoa Corp.	5,021	186,480
Amcor PLC	67,657	742,197
Celanese Corp.	1,285	136,518
CF Industries Holdings, Inc.	10,740	768,769
*Cleveland-Cliffs, Inc.	23,804	366,106
Corteva, Inc.	8,635	527,771
Dow, Inc.	94,542	5,143,085
DuPont de Nemours, Inc.	8,833	615,837
Eastman Chemical Co.	19,509	1,644,023
FMC Corp.	175	21,627
Freeport-McMoRan, Inc.	88,267	3,346,202
International Flavors & Fragrances, Inc.	4,699	455,615
International Paper Co.	21,682	717,891
Linde PLC	7,746	2,861,760
LyondellBasell Industries NV, Class A	25,566	2,418,799
Martin Marietta Materials, Inc.	10,990	3,991,568
Mosaic Co. (The)	18,577	796,024
Newmont Corp.	81,467	3,861,536
Nucor Corp.	40,850	6,053,153
Olin Corp.	92	5,097
Packaging Corp. of America	5,015	678,329
PPG Industries, Inc.	40	5,610
Reliance Steel & Aluminum Co.	3,604	893,071
Royal Gold, Inc.	106	14,039
Steel Dynamics, Inc.	44,209	4,595,526
Vulcan Materials Co.	4,243	743,034
Westlake Corp.	1,807	205,600
Westrock Co.	420	12,571

TOTAL MATERIALS		43,495,339

REAL ESTATE — (0.6%)
*CBRE Group, Inc., Class A	23,210	1,779,279
*Jones Lang LaSalle, Inc.	9,140	1,270,825
*Zillow Group, Inc., Class A	8	342
*Zillow Group, Inc., Class C	16	697

TOTAL REAL ESTATE		3,051,143

UTILITIES — (0.2%)
Brookfield Renewable Corp., Class A	12	401
NRG Energy, Inc.	14,603	498,984
Vistra Corp.	19,131	456,466

TOTAL UTILITIES		955,851

TOTAL COMMON STOCKS		513,332,581

TOTAL INVESTMENT SECURITIES — (99.8%) (Cost $512,466,279)		513,332,581

6

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
SECURITIES LENDING COLLATERAL — (0.2%)
@§The DFA Short Term Investment Fund	95,766	$1,107,565

TOTAL INVESTMENTS — (100.0%) (Cost $513,573,844)		$514,440,146

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company

7

DIMENSIONAL US REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.2%)
REAL ESTATE — (98.2%)
Acadia Realty Trust	66,357	$896,483
Agree Realty Corp.	44,601	3,032,422
Alexander’s, Inc.	467	86,895
Alexandria Real Estate Equities, Inc.	84,855	10,537,294
Alpine Income Property Trust, Inc.	2,216	35,633
American Assets Trust, Inc.	34,628	630,230
American Homes 4 Rent, Class A	172,102	5,724,112
American Tower Corp.	242,329	49,529,624
Americold Realty Trust, Inc.	147,681	4,369,881
Apartment Income REIT Corp.	72,451	2,679,238
Apartment Investment and Management Co.	103,026	806,694
Apple Hospitality REIT, Inc.	112,192	1,670,539
#*Ashford Hospitality Trust, Inc.	9,276	31,538
AvalonBay Communities, Inc.	72,660	13,105,684
Boston Properties, Inc.	81,080	4,326,429
Braemar Hotels & Resorts, Inc.	39,593	150,453
Brandywine Realty Trust	120,535	473,703
Brixmor Property Group, Inc.	151,284	3,226,888
Broadstone Net Lease, Inc.	88,962	1,438,516
BRT Apartments Corp.	2,279	39,495
Camden Property Trust	53,175	5,851,909
CareTrust REIT, Inc.	52,450	1,022,250
CBL & Associates Properties, Inc.	1,166	26,970
Centerspace	4,948	278,968
Chatham Lodging Trust	10,822	110,817
City Office REIT, Inc.	5,274	30,695
Clipper Realty, Inc.	24	126
Community Healthcare Trust, Inc.	8,981	321,430
Corporate Office Properties Trust	56,796	1,300,060
Cousins Properties, Inc.	78,863	1,720,002
Creative Media & Community Trust Corp.	620	2,778
Crown Castle, Inc.	219,547	27,024,040
#CTO Realty Growth, Inc.	6,284	105,823
CubeSmart	125,422	5,705,447
DiamondRock Hospitality Co.	102,458	830,934
#Digital Realty Trust, Inc.	151,285	14,999,908
#Douglas Emmett, Inc.	98,283	1,265,885
Easterly Government Properties, Inc.	60,479	850,940
EastGroup Properties, Inc.	22,914	3,816,556
Elme Communities	43,717	753,244
#Empire State Realty Trust, Inc.	90,740	554,421
EPR Properties	34,931	1,465,705
Equinix, Inc.	48,142	34,858,659
Equity Commonwealth	61,743	1,279,315
Equity LifeStyle Properties, Inc.	91,974	6,337,009
Equity Residential	187,067	11,831,988
Essential Properties Realty Trust, Inc.	72,177	1,786,381
Essex Property Trust, Inc.	33,405	7,340,081
Extra Space Storage, Inc.	70,044	10,649,490
Federal Realty Investment Trust	39,059	3,862,544
First Industrial Realty Trust, Inc.	69,918	3,668,597
Four Corners Property Trust, Inc.	50,485	1,287,872
Franklin Street Properties Corp.	44,117	51,176

1

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Gaming and Leisure Properties, Inc.	134,969	$7,018,388
Getty Realty Corp.	19,343	644,702
Gladstone Commercial Corp.	29,688	354,475
Global Medical REIT, Inc.	30,248	280,701
Global Net Lease, Inc.	71,593	806,137
Global Self Storage, Inc.	16	82
Healthcare Realty Trust, Inc.	204,450	4,044,021
Healthpeak Properties, Inc.	284,180	6,243,435
Hersha Hospitality Trust, Class A	3,774	23,776
Highwoods Properties, Inc.	60,524	1,387,210
Host Hotels & Resorts, Inc.	374,841	6,061,179
Hudson Pacific Properties, Inc.	96,666	537,463
Independence Realty Trust, Inc.	112,952	1,880,651
Indus Realty Trust, Inc.	10	666
Industrial Logistics Properties Trust	7,357	15,155
Innovative Industrial Properties, Inc.	10,194	698,799
InvenTrust Properties Corp.	21,554	486,043
Invitation Homes, Inc.	319,073	10,647,466
Iron Mountain, Inc.	151,226	8,353,724
JBG SMITH Properties	50,177	716,026
Kilroy Realty Corp.	54,700	1,599,428
Kimco Realty Corp.	323,479	6,207,562
Kite Realty Group Trust	123,681	2,562,670
Lamar Advertising Co., Class A	45,379	4,795,653
Life Storage, Inc.	46,206	6,209,162
LTC Properties, Inc.	29,145	974,900
LXP Industrial Trust	133,573	1,255,586
Macerich Co. (The)	115,847	1,157,311
#Medical Properties Trust, Inc.	298,261	2,615,749
Mid-America Apartment Communities, Inc.	60,469	9,300,132
National Health Investors, Inc.	24,001	1,194,530
National Retail Properties, Inc.	99,765	4,339,777
National Storage Affiliates Trust	46,684	1,799,668
Necessity Retail REIT, Inc. (The)	44,271	243,933
NETSTREIT Corp.	41,362	753,616
NexPoint Residential Trust, Inc.	11,420	490,261
Office Properties Income Trust	29,934	195,170
Omega Healthcare Investors, Inc.	117,945	3,156,208
One Liberty Properties, Inc.	2,323	51,152
Orion Office REIT, Inc.	11,636	71,445
Outfront Media, Inc.	84,105	1,401,189
Paramount Group, Inc.	114,467	495,642
#Park Hotels & Resorts, Inc.	101,736	1,225,919
Pebblebrook Hotel Trust	77,987	1,109,755
Phillips Edison & Co., Inc.	39,181	1,235,769
Physicians Realty Trust	116,129	1,674,580
Piedmont Office Realty Trust, Inc., Class A	82,065	534,243
Plymouth Industrial REIT, Inc.	13,313	269,455
Postal Realty Trust, Inc., Class A	1,480	22,748
Prologis, Inc.	480,656	60,202,220
Public Storage	82,451	24,309,028
Realty Income Corp.	342,888	21,547,082
Regency Centers Corp.	86,297	5,301,225
Retail Opportunity Investments Corp.	60,549	788,953
Rexford Industrial Realty, Inc.	106,412	5,934,597
RLJ Lodging Trust	76,423	771,872
RPT Realty	29,637	275,624
Ryman Hospitality Properties, Inc.	29,960	2,686,214

2

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Sabra Health Care REIT, Inc.	125,394	$1,429,492
Saul Centers, Inc.	3,448	124,231
SBA Communications Corp.	56,260	14,677,671
Service Properties Trust	110,109	965,656
Simon Property Group, Inc.	170,532	19,324,686
SITE Centers Corp.	99,685	1,230,113
SL Green Realty Corp.	37,616	890,371
*Sotherly Hotels, Inc.	26	49
Spirit Realty Capital, Inc.	66,966	2,575,512
STAG Industrial, Inc.	89,001	3,014,464
Summit Hotel Properties, Inc.	52,430	337,649
Sun Communities, Inc.	64,289	8,931,671
Sunstone Hotel Investors, Inc.	171,224	1,631,765
Tanger Factory Outlet Centers, Inc.	54,470	1,068,157
Terreno Realty Corp.	44,463	2,738,476
UDR, Inc.	169,965	7,024,653
UMH Properties, Inc.	40,923	622,030
Uniti Group, Inc.	138,875	474,952
Universal Health Realty Income Trust	4,900	213,150
Urban Edge Properties	57,312	840,767
Urstadt Biddle Properties, Inc.	2	32
Urstadt Biddle Properties, Inc., Class A	8,983	154,687
Ventas, Inc.	208,455	10,016,263
*Veris Residential, Inc.	13,960	228,246
VICI Properties, Inc.	531,971	18,055,096
#Vornado Realty Trust	79,189	1,188,627
Welltower, Inc.	257,461	20,396,060
*Wheeler Real Estate Investment Trust, Inc.	6	7
Whitestone REIT	8,449	75,619
WP Carey, Inc.	110,031	8,164,300
Xenia Hotels & Resorts, Inc.	77,469	980,758

TOTAL REAL ESTATE		610,119,108

TOTAL COMMON STOCKS		610,119,108

TOTAL INVESTMENT SECURITIES — (98.2%) (Cost $646,191,559)		610,119,108

SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term Investment Fund	963,686	11,145,314

TOTAL INVESTMENTS — (100.0%) (Cost $657,336,873)		$621,264,422

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

3

DIMENSIONAL US SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (2.6%)
*AMC Networks, Inc., Class A	48,304	$854,498
ATN International, Inc.	23,229	840,193
*Bandwidth, Inc., Class A	5,972	72,679
*Boston Omaha Corp., Class A	15,462	316,353
Cable One, Inc.	558	423,193
*Cars.com, Inc.	12,131	237,404
*Consolidated Communications Holdings, Inc.	44,317	171,507
*Cumulus Media, Inc., Class A	38,393	134,951
*Daily Journal Corp.	74	20,213
*DHI Group, Inc.	17,906	65,715
*EchoStar Corp., Class A	81,906	1,398,135
Entravision Communications Corp., Class A	35,784	223,650
*EW Scripps Co. (The), Class A	103,374	871,443
*FG Group Holdings, Inc.	2,196	4,260
#*Frontier Communications Parent, Inc.	181,462	4,090,153
*Gaia, Inc.	13,395	40,721
*Gannett Co., Inc.	183,205	348,089
Gray Television, Inc.	66,293	511,119
*iHeartMedia, Inc., Class A	121,813	422,691
*Integral Ad Science Holding Corp.	33,706	530,195
John Wiley & Sons, Inc., Class A	17,459	673,394
*Lee Enterprises, Inc.	842	9,700
*Liberty Latin America, Ltd., Class A	25,884	229,591
*Liberty Latin America, Ltd., Class C	329,097	2,922,381
*Lions Gate Entertainment Corp., Class A	11,007	126,581
*Lions Gate Entertainment Corp., Class B	95,182	1,015,592
#*Madison Square Garden Entertainment Corp.	65,153	2,102,487
#*Magnite, Inc.	281,550	2,646,570
Marcus Corp. (The)	62,840	1,100,957
Nexstar Media Group, Inc.	3,922	680,271
*QuinStreet, Inc.	14,859	165,083
Saga Communications, Inc., Class A	1,226	27,279
Scholastic Corp.	80,801	3,108,414
Shenandoah Telecommunications Co.	32,032	666,586
#Sinclair Broadcast Group, Inc., Class A	91,304	1,816,037
*Sphere Entertainment Co.	65,153	1,833,405
Telephone and Data Systems, Inc.	204,584	2,045,840
*Thryv Holdings, Inc.	27,408	615,584
*United States Cellular Corp.	72,382	1,537,394
*Urban One, Inc.	5,801	33,704
*Urban One, Inc.	7,954	56,792
*WideOpenWest, Inc.	53,508	611,596
*Ziff Davis, Inc.	27,253	1,993,284

TOTAL COMMUNICATION SERVICES		37,595,684

CONSUMER DISCRETIONARY — (15.1%)
*1-800-Flowers.com, Inc., Class A	29,281	269,678
Aaron’s Co., Inc. (The)	45,537	607,919
*Abercrombie & Fitch Co.	81,039	1,907,658
*Adient PLC	149,111	5,508,160
ADT, Inc.	103,116	690,877
*Adtalem Global Education, Inc.	108,894	4,417,830
AMCON Distributing Co.	23	4,255
*American Axle & Manufacturing Holdings, Inc.	153,346	1,096,424

1

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
American Eagle Outfitters, Inc.	329,631	$4,413,759
*American Outdoor Brands, Inc.	16,312	145,829
*American Public Education, Inc.	45	256
*America’s Car-Mart, Inc.	197	15,837
*Asbury Automotive Group, Inc.	2,257	436,639
*Bally’s Corp.	1,950	33,540
Bassett Furniture Industries, Inc.	9,546	136,985
*Beazer Homes USA, Inc.	10,550	224,821
#Big Lots, Inc.	11,148	100,221
*Biglari Holdings, Inc., Class A	46	39,769
#*Biglari Holdings, Inc., Class B	603	104,440
*BJ’s Restaurants, Inc.	1,125	36,607
Caleres, Inc.	10,101	230,303
*Carrols Restaurant Group, Inc.	3,194	12,297
Cato Corp. (The), Class A	42,084	347,193
Century Communities, Inc.	79,900	5,380,466
*Chegg, Inc.	1,739	31,267
*Chico’s FAS, Inc.	5,952	29,998
*Children’s Place, Inc. (The)	992	29,403
*Chuy’s Holdings, Inc.	4,624	161,285
*Citi Trends, Inc.	25,683	443,289
*Conn’s, Inc.	55,739	266,432
*Container Store Group, Inc. (The)	29,290	90,506
*Cooper-Standard Holdings, Inc.	26,775	360,124
Crown Crafts, Inc.	876	4,836
*Culp, Inc.	1,206	6,585
Dana, Inc.	318,388	4,708,959
*Delta Apparel, Inc.	597	6,800
Designer Brands, Inc., Class A	1,655	13,554
*Duluth Holdings, Inc., Class B	6,826	42,731
El Pollo Loco Holdings, Inc.	55,805	520,103
Escalade, Inc.	944	14,273
Ethan Allen Interiors, Inc.	61,640	1,721,605
*Fiesta Restaurant Group, Inc.	14,154	113,657
*Flanigan’s Enterprises, Inc.	168	4,625
Flexsteel Industries, Inc.	1,038	17,999
#Foot Locker, Inc.	187,836	7,887,234
#*Fossil Group, Inc.	89,174	299,625
#Franchise Group, Inc.	17,528	512,694
#Gap, Inc. (The)	447,790	4,298,784
*Genesco, Inc.	24,424	846,536
*G-III Apparel Group, Ltd.	86,820	1,363,074
*Goodyear Tire & Rubber Co. (The)	535,766	5,716,623
*GoPro, Inc., Class A	163,772	700,944
Graham Holdings Co., Class B	9,229	5,311,936
*Green Brick Partners, Inc.	24,112	898,654
Group 1 Automotive, Inc.	23,521	5,279,994
#Guess?, Inc.	2,763	52,083
Harley-Davidson, Inc.	74,028	2,746,439
Haverty Furniture Cos., Inc.	27,515	829,302
*Helen of Troy, Ltd.	33,129	3,324,164
Hibbett, Inc.	7,490	406,932
Hooker Furnishings Corp.	28,708	453,873
*Hovnanian Enterprises, Inc., Class A	2,886	212,900
#*iRobot Corp.	549	21,592
*JAKKS Pacific, Inc.	13,663	306,051
Jerash Holdings US, Inc.	1,821	8,340
Johnson Outdoors, Inc., Class A	16,630	964,540

2

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
KB Home	42,220	$1,850,080
#Kohl’s Corp.	167,768	3,695,929
Krispy Kreme, Inc.	20,313	312,414
Lakeland Industries, Inc.	15,559	187,486
*Lands’ End, Inc.	44,510	319,137
*Latham Group, Inc.	2,280	5,495
Laureate Education, Inc.	200,514	2,484,368
La-Z-Boy, Inc.	78,492	2,255,075
LCI Industries	42,065	4,751,662
*Legacy Housing Corp.	5,258	113,573
*LGI Homes, Inc.	53,418	6,346,058
*Life Time Group Holdings, Inc.	113,584	2,361,411
Lifetime Brands, Inc.	403	1,975
*Lincoln Educational Services Corp.	28,773	167,747
Lithia Motors, Inc.	17,406	3,844,811
*Live Ventures, Inc.	253	8,033
Macy’s, Inc.	322,757	5,273,849
*Malibu Boats, Inc., Class A	854	48,465
*MarineMax, Inc.	12,038	350,547
Marriott Vacations Worldwide Corp.	26,874	3,616,165
MDC Holdings, Inc.	186,015	7,621,035
*Modine Manufacturing Co.	34,266	716,502
*Mohawk Industries, Inc.	10,553	1,117,563
Monro, Inc.	32,670	1,596,910
*Motorcar Parts of America, Inc.	24,165	117,684
Movado Group, Inc.	33,236	851,506
*National Vision Holdings, Inc.	259	5,449
*Nautilus, Inc.	30,966	41,185
#Newell Brands, Inc.	356,617	4,332,897
*ODP Corp. (The)	95,181	4,112,771
Patrick Industries, Inc.	35,767	2,454,689
*Penn Entertainment, Inc.	1,650	49,154
*Perdoceo Education Corp.	99,619	1,293,055
#*Petco Health & Wellness Co., Inc.	133,453	1,329,192
*Playa Hotels & Resorts NV	149,324	1,390,206
PVH Corp.	101,720	8,728,593
Rocky Brands, Inc.	19,667	574,670
Shoe Carnival, Inc.	56,414	1,311,626
Signet Jewelers, Ltd.	9,508	699,599
*Skechers USA, Inc., Class A	94,496	5,026,242
Smith & Wesson Brands, Inc.	25,950	311,919
Sonic Automotive, Inc., Class A	37,437	1,666,695
*Sportsman’s Warehouse Holdings, Inc.	61,905	385,049
Standard Motor Products, Inc.	22,905	824,809
*Stoneridge, Inc.	17,418	327,981
Strategic Education, Inc.	59,458	5,232,304
*Strattec Security Corp.	3,357	65,126
*Stride, Inc.	53,239	2,287,147
Superior Group of Cos., Inc.	1,043	8,135
*Taylor Morrison Home Corp.	206,502	8,898,171
#Thor Industries, Inc.	78,110	6,172,252
*Tile Shop Holdings, Inc.	66,914	313,827
#*Tilly’s, Inc., Class A	39,093	293,588
Toll Brothers, Inc.	41,342	2,642,167
*Topgolf Callaway Brands Corp.	294,678	6,533,011
*Tri Pointe Homes, Inc.	245,037	7,027,661
*Under Armour, Inc., Class A	8,976	79,617
*Under Armour, Inc., Class C	10,563	84,927

3

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Unifi, Inc.	39,719	$348,733
*Universal Electronics, Inc.	6,023	60,531
*Universal Technical Institute, Inc.	25,624	180,905
Upbound Group, Inc.	1,409	37,564
*Urban Outfitters, Inc.	225,252	6,095,319
*Vera Bradley, Inc.	39,845	208,788
*Vince Holding Corp.	17	116
*Vista Outdoor, Inc.	90,009	2,169,217
#*VOXX International Corp.	15,607	199,301
Weyco Group, Inc.	5,521	149,840
#Winnebago Industries, Inc.	60,523	3,518,807
Wolverine World Wide, Inc.	20,702	346,551
*Zumiez, Inc.	31,155	544,745

TOTAL CONSUMER DISCRETIONARY		215,571,719

CONSUMER STAPLES — (4.6%)
#Alico, Inc.	10,219	240,760
Andersons, Inc. (The)	78,819	3,523,209
#Cal-Maine Foods, Inc.	14,610	693,975
*Central Garden & Pet Co.	20,156	742,547
*Central Garden & Pet Co., Class A	72,651	2,566,760
*Coty, Inc., Class A	87,623	1,040,085
Edgewell Personal Care Co.	122,687	5,357,741
Fresh Del Monte Produce, Inc.	118,475	3,401,417
*Hain Celestial Group, Inc. (The)	157,786	2,829,103
*Hostess Brands, Inc.	213,389	5,496,901
Ingles Markets, Inc., Class A	30,702	2,825,812
Ingredion, Inc.	44,967	4,774,146
Lifevantage Corp.	3,935	12,986
*Lifeway Foods, Inc.	583	3,498
Limoneira Co.	4,162	69,547
*Mission Produce, Inc.	22,662	258,120
*Natural Alternatives International, Inc.	107	953
Natural Grocers by Vitamin Cottage, Inc.	25,647	276,731
*Nature’s Sunshine Products, Inc.	3,806	41,714
Nu Skin Enterprises, Inc., Class A	6,520	257,279
Oil-Dri Corp. of America	3,314	140,447
*Pilgrim’s Pride Corp.	84,746	1,933,056
*Post Holdings, Inc.	87,975	7,960,858
PriceSmart, Inc.	10,311	759,715
Seaboard Corp.	898	3,539,081
SpartanNash Co.	62,966	1,543,926
*TreeHouse Foods, Inc.	84,611	4,505,536
*United Natural Foods, Inc.	125,264	3,415,949
Universal Corp.	44,519	2,443,648
Village Super Market, Inc., Class A	14,400	315,216
#Weis Markets, Inc.	53,905	4,446,624
*Willamette Valley Vineyards, Inc.	1,849	11,223

TOTAL CONSUMER STAPLES		65,428,563

ENERGY — (9.7%)
Adams Resources & Energy, Inc.	1,548	58,979
Antero Midstream Corp.	167,097	1,797,964
*Antero Resources Corp.	5,239	120,445
Arch Resources, Inc.	3,960	484,110
Archrock, Inc.	295,903	3,044,842
Ardmore Shipping Corp.	68,089	1,000,227
Berry Corp.	71,766	548,292
*Bristow Group, Inc.	11,743	262,691

4

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
California Resources Corp.	105,861	$4,287,371
*Callon Petroleum Co.	101,394	3,360,197
#Chesapeake Energy Corp.	215	17,776
Chord Energy Corp.	5,047	718,340
Civitas Resources, Inc.	24,929	1,721,347
*Clean Energy Fuels Corp.	301,067	1,285,556
*CNX Resources Corp.	346,341	5,378,676
#Comstock Resources, Inc.	53,952	620,448
CONSOL Energy, Inc.	66,232	3,930,207
Delek US Holdings, Inc.	104,998	2,283,707
DHT Holdings, Inc.	394,736	3,746,045
Dorian LPG, Ltd.	106,464	2,365,630
*Dril-Quip, Inc.	44,414	1,211,614
DT Midstream, Inc.	101,734	5,012,434
#*Earthstone Energy, Inc., Class A	4,150	56,274
Energy Services of America Corp.	19,394	38,788
Epsilon Energy, Ltd.	20,717	111,043
Equitrans Midstream Corp.	32,082	165,222
*Expro Group Holdings NV	63,004	1,253,150
*Forum Energy Technologies, Inc.	8,125	180,050
*Geospace Technologies Corp.	6,198	44,750
*Green Plains, Inc.	10,174	347,646
*Gulfport Energy Corp.	3,412	308,650
*Hallador Energy Co.	71,253	572,874
*Helix Energy Solutions Group, Inc.	283,345	2,054,251
Helmerich & Payne, Inc.	123,289	4,088,263
International Seaways, Inc.	119,017	4,739,257
*Laredo Petroleum, Inc.	10,333	480,794
Liberty Energy, Inc.	234,890	3,008,941
*Mammoth Energy Services, Inc.	132	487
Matador Resources Co.	42,880	2,102,406
Murphy Oil Corp.	176,700	6,486,657
*Nabors Industries, Ltd.	339	33,812
NACCO Industries, Inc., Class A	3,274	118,257
*National Energy Services Reunited Corp.	2,494	7,607
*Natural Gas Services Group, Inc.	20,997	216,269
*NCS Multistage Holdings, Inc.	344	7,104
*Newpark Resources, Inc.	99,601	398,404
*Noble Corp. PLC	16,211	623,313
Nordic American Tankers, Ltd.	26,215	92,539
NOV, Inc.	19,512	326,826
*Oceaneering International, Inc.	25,501	452,133
*Oil States International, Inc.	47,934	337,455
*Overseas Shipholding Group, Inc., Class A	118,847	456,372
Patterson-UTI Energy, Inc.	289,221	3,236,383
PBF Energy, Inc., Class A	209,703	7,310,247
PDC Energy, Inc.	92,669	6,028,118
*Peabody Energy Corp.	245,608	5,899,504
Permian Resources Corp.	217,014	2,267,796
PHX Minerals, Inc.	69,365	187,979
*PrimeEnergy Resources Corp.	510	44,056
*ProPetro Holding Corp.	186,445	1,293,928
*Ranger Energy Services, Inc.	3,272	36,646
*REX American Resources Corp.	30,647	867,004
RPC, Inc.	6,088	44,990
*SandRidge Energy, Inc.	2,395	33,937
Scorpio Tankers, Inc.	109,742	5,734,020
*SEACOR Marine Holdings, Inc.	260	2,168

5

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Select Energy Services, Inc., Class A	76,447	$568,001
SFL Corp., Ltd.	191,383	1,739,671
#*SilverBow Resources, Inc.	1,008	24,041
#Sitio Royalties Corp., Class A	312	7,922
SM Energy Co.	102,212	2,870,113
Solaris Oilfield Infrastructure, Inc., Class A	3,893	29,898
*Southwestern Energy Co.	141,665	735,241
*Stabilis Solutions, Inc.	500	1,615
*Talos Energy, Inc.	125,923	1,716,330
*TechnipFMC PLC	617,745	8,456,929
#*Teekay Corp.	91,201	515,286
*Tidewater, Inc.	27,327	1,230,535
#*Transocean, Ltd.	1,451,552	8,564,157
*US Silica Holdings, Inc.	138,801	1,811,353
World Fuel Services Corp.	166,989	3,947,620

TOTAL ENERGY		137,571,980

FINANCIALS — (23.1%)
1st Source Corp.	5,762	240,160
*Acacia Research Corp.	53,833	207,257
#ACNB Corp.	1,878	56,960
*Affinity Bancshares, Inc.	455	6,716
Amalgamated Financial Corp.	4,276	69,613
*Ambac Financial Group, Inc.	65,385	1,042,891
Amerant Bancorp, Inc.	13,986	260,140
American Equity Investment Life Holding Co.	164,961	6,357,597
American National Bankshares, Inc.	4,198	121,280
Ameris BanCorp	129,948	4,353,258
AmeriServ Financial, Inc.	522	1,519
Ames National Corp.	195	3,756
Argo Group International Holdings, Ltd.	24,667	725,456
Associated Banc-Corp.	361,595	6,447,239
Associated Capital Group, Inc., Class A	284	10,602
Assured Guaranty, Ltd.	136,602	7,358,750
Atlantic Union Bankshares Corp.	160,992	4,607,591
*Atlanticus Holdings Corp.	2,698	78,674
Auburn National BanCorp, Inc.	148	3,263
Axis Capital Holdings, Ltd.	92,711	5,241,880
*Axos Financial, Inc.	34,725	1,412,266
Banc of California, Inc.	89,357	1,014,202
Bank of Marin BanCorp	11,078	195,305
Bank of the James Financial Group, Inc.	37	354
#Bank OZK	63,585	2,271,256
BankFinancial Corp.	5,467	45,239
BankUnited, Inc.	147,233	3,320,104
Bankwell Financial Group, Inc.	2,201	51,195
Banner Corp.	27,203	1,357,974
Bar Harbor Bankshares	14,820	367,536
BayCom Corp.	9,488	158,260
BCB BanCorp, Inc.	22,912	270,362
Berkshire Hills BanCorp, Inc.	30,820	655,541
*Blue Foundry Bancorp	11,623	111,813
Blue Ridge Bankshares, Inc.	1,398	13,519
BOK Financial Corp.	18,649	1,564,092
Bread Financial Holdings, Inc.	99,628	2,749,733
*Bridgewater Bancshares, Inc.	1,577	15,691
#*Brighthouse Financial, Inc.	130,907	5,786,089
Brookline BanCorp, Inc.	86,093	821,327
Business First Bancshares, Inc.	6,221	95,928

6

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Byline Bancorp, Inc.	34,585	$669,220
C&F Financial Corp.	391	20,821
Cadence Bank	266,703	5,392,735
*California BanCorp	35	618
Cambridge Bancorp	1,843	95,191
Camden National Corp.	357	11,406
*Cannae Holdings, Inc.	24,084	439,292
Capital City Bank Group, Inc.	1,342	40,877
Capitol Federal Financial, Inc.	138,780	860,436
Capstar Financial Holdings, Inc.	3,862	51,674
*Carter Bankshares, Inc.	6,780	87,123
Cass Information Systems, Inc.	1,450	53,041
Cathay General BanCorp	122,790	3,913,317
CB Financial Services, Inc.	453	9,751
Central Pacific Financial Corp.	5,721	90,850
Central Valley Community Bancorp	243	3,548
CF Bankshares, Inc.	17	288
Chemung Financial Corp.	25	1,004
Choiceone Financial Services, Inc.	4	97
Citizens Community BanCorp, Inc.	1,882	18,971
Civista Bancshares, Inc.	10,274	163,048
CNB Financial Corp.	8,519	159,816
Codorus Valley BanCorp, Inc.	1,776	34,916
Columbia Banking System, Inc.	155,774	3,327,333
Community Financial Corp. (The)	1,294	39,467
Community Trust BanCorp, Inc.	16,252	585,235
Community West Bancshares	1,230	15,449
ConnectOne BanCorp, Inc.	57,642	909,591
#*Consumer Portfolio Services, Inc.	264	2,748
*CrossFirst Bankshares, Inc.	19,959	200,189
*Customers BanCorp, Inc.	44,337	968,320
Dime Community Bancshares, Inc.	53,710	1,106,426
Donegal Group, Inc., Class A	44,513	626,743
Eagle BanCorp Montana, Inc.	631	8,847
Eagle BanCorp, Inc.	47,774	1,199,127
Eastern Bankshares, Inc.	159,795	1,861,612
Employers Holdings, Inc.	24,403	966,115
#Enact Holdings, Inc.	10,652	257,139
#*Encore Capital Group, Inc.	48,863	2,510,581
*Enova International, Inc.	34,594	1,519,368
*Enstar Group, Ltd.	2,891	695,575
Enterprise Financial Services Corp.	23,485	1,004,219
Equity Bancshares, Inc., Class A	7,630	179,687
Essent Group, Ltd.	179,085	7,605,740
#*EZCORP, Inc., Class A	124,295	1,070,180
Farmers National Banc Corp.	1,347	15,746
FB Financial Corp.	8,914	262,339
*FFBW, Inc.	15	162
Financial Institutions, Inc.	19,952	348,761
First American Financial Corp.	112,384	6,474,442
First BanCorp	70,011	822,629
First Bancorp/Southern Pines NC	7,835	241,161
First Bancshares, Inc. (The)	7,347	184,410
First Bank Hamilton NJ	9,844	95,585
First Busey Corp.	79,579	1,446,746
First Business Financial Services, Inc.	9,598	275,367
First Capital, Inc.	5	121
First Commonwealth Financial Corp.	75,551	942,876

7

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
First Community Bankshares, Inc.	9,063	$212,165
First Community Corp.	12	255
First Financial BanCorp	199,976	4,139,503
First Financial Corp/IN	12,108	418,331
First Foundation, Inc.	36,973	232,560
First Hawaiian, Inc.	28,322	541,233
First Internet BanCorp	4,640	68,254
First Interstate BancSystem, Inc., Class A	81,878	2,095,258
First Merchants Corp.	34,331	1,001,779
First Mid Bancshares, Inc.	4,553	120,017
First of Long Island Corp. (The)	12,908	151,024
First Savings Financial Group, Inc.	10	149
*First Seacoast BanCorp, Inc.	2	17
First United Corp.	7,232	108,263
First US Bancshares, Inc.	244	1,732
*First Western Financial, Inc.	469	8,329
Flushing Financial Corp.	39,211	471,708
FNB Corp.	618,629	7,101,861
FNCB Bancorp, Inc.	151	951
Franklin Financial Services Corp.	271	7,864
FS BanCorp, Inc.	2,683	80,249
Fulton Financial Corp.	350,664	4,183,422
*FVCBankcorp, Inc.	1,441	13,848
*Genworth Financial, Inc.	1,221,248	7,095,451
Great Southern BanCorp, Inc.	1,237	62,939
*Green Dot Corp., Class A	30,431	523,109
*Greenlight Capital Re, Ltd., Class A	47,913	468,589
Hancock Whitney Corp.	108,764	3,972,061
Hanmi Financial Corp.	49,591	801,391
HarborOne BanCorp, Inc.	32,207	346,225
Hawthorn Bancshares, Inc.	8	177
Heartland Financial USA, Inc.	74,811	2,435,846
Hennessy Advisors, Inc.	243	1,827
Heritage Commerce Corp.	41,729	354,697
Heritage Financial Corp.	23,569	415,050
HMN Financial, Inc.	39	707
Home BanCorp, Inc.	8,063	252,614
HomeStreet, Inc.	83	810
HomeTrust Bancshares, Inc.	13,432	280,326
Hope BanCorp, Inc.	215,552	1,961,523
Horace Mann Educators Corp.	40,498	1,266,777
Horizon BanCorp, Inc.	21,603	227,480
IF BanCorp, Inc.	43	636
Independent Bank Corp.	31,724	1,776,544
Independent Bank Corp./MI	6,294	112,159
Independent Bank Group, Inc.	79,516	2,892,792
International Bancshares Corp.	40,331	1,720,924
Investar Holding Corp.	33	443
Investors Title Co.	161	23,954
#Jackson Financial, Inc., Class A	172,987	6,229,262
Janus Henderson Group PLC	265,073	6,878,644
Kearny Financial Corp.	46,474	362,032
Kemper Corp.	37,833	1,840,575
Kentucky First Federal BanCorp	2	12
Lake Shore BanCorp, Inc.	11	119
Lakeland BanCorp, Inc.	12,203	174,991
Landmark BanCorp, Inc.	37	749
LCNB Corp.	803	12,286

8

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*LendingClub Corp.	88,688	$636,780
Lincoln National Corp.	6,641	144,309
Luther Burbank Corp.	8,872	80,203
Macatawa Bank Corp.	26	243
Magyar Bancorp, Inc.	422	4,342
*Maiden Holdings, Ltd.	66	145
MainStreet Bancshares, Inc.	802	17,235
*Malvern Bancorp, Inc.	229	3,334
Mercantile Bank Corp.	23,253	652,479
Merchants BanCorp	5,197	120,570
Mercury General Corp.	3,532	107,408
Meridian Corp.	3,094	28,929
*Metropolitan Bank Holding Corp.	2,981	95,660
MGIC Investment Corp.	506,543	7,532,294
Mid Penn BanCorp, Inc.	4,934	111,607
Middlefield Banc Corp.	864	23,492
Midland States BanCorp, Inc.	30,214	604,280
Mid-Southern Bancorp, Inc.	3	34
MidWestOne Financial Group, Inc.	15,166	313,936
National Western Life Group, Inc., Class A	5,744	1,464,605
Navient Corp.	222,434	3,679,058
NBT BanCorp, Inc.	1,149	37,044
Nelnet, Inc., Class A	53,014	5,105,248
New York Community BanCorp, Inc.	769,494	8,225,891
*Nicolet Bankshares, Inc.	6,704	384,206
*NMI Holdings, Inc., Class A	169,351	3,962,813
Northeast Bank	6,813	251,059
Northeast Community Bancorp, Inc.	476	6,221
Northfield BanCorp, Inc.	77,586	808,446
Northwest Bancshares, Inc.	236,651	2,766,450
Norwood Financial Corp.	34	914
OceanFirst Financial Corp.	85,692	1,371,072
*Ocwen Financial Corp.	6,920	199,296
OFG BanCorp	71,889	1,838,202
Ohio Valley Banc Corp.	17	391
Old National Bancorp	44,016	590,255
OneMain Holdings, Inc.	735	28,202
OP Bancorp	6,161	56,004
*Oportun Financial Corp.	21,663	88,168
Oppenheimer Holdings, Inc., Class A	38	1,421
*OptimumBank Holdings, Inc.	1,341	4,023
Origin BanCorp, Inc.	8,284	243,798
Orrstown Financial Services, Inc.	8,456	162,102
Pacific Premier BanCorp, Inc.	177,949	3,957,586
#PacWest BanCorp	212,087	2,152,683
Parke BanCorp, Inc.	2,355	40,482
Pathfinder Bancorp, Inc.	170	2,603
*Patriot National BanCorp, Inc.	44	370
#*Paysafe, Ltd.	58,219	836,025
PCB Bancorp	6,153	85,034
Peapack-Gladstone Financial Corp.	25,894	687,745
Penns Woods Bancorp, Inc.	3,676	85,614
PennyMac Financial Services, Inc.	121,675	7,603,471
Peoples BanCorp of North Carolina, Inc.	138	3,875
Peoples BanCorp, Inc.	68,059	1,773,618
Peoples Financial Services Corp.	2,495	100,673
Pinnacle Financial Partners, Inc.	60,681	3,290,731
Popular, Inc.	57,009	3,421,110

9

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*PRA Group, Inc.	36,035	$1,306,989
Preferred Bank	132	6,347
Premier Financial Corp.	54,259	901,242
Primis Financial Corp.	13,410	118,679
Princeton BanCorp, Inc.	718	20,585
ProAssurance Corp.	108,238	1,943,954
Prosperity Bancshares, Inc.	59,088	3,700,091
Provident Bancorp, Inc.	460	3,142
Provident Financial Holdings, Inc.	1,636	22,315
Provident Financial Services, Inc.	198,340	3,466,983
QCR Holdings, Inc.	11,668	483,055
Radian Group, Inc.	41,159	998,929
RBB Bancorp	14,524	180,679
Red River Bancshares, Inc.	6	276
Regional Management Corp.	18,981	507,932
Reinsurance Group of America, Inc.	3,620	515,198
RenaissanceRe Holdings, Ltd.	4,870	1,049,047
Renasant Corp.	131,037	3,684,760
*Repay Holdings Corp.	53,706	336,737
Republic BanCorp, Inc., Class A	15,065	592,055
*Rhinebeck Bancorp, Inc.	6	43
Richmond Mutual BanCorp, Inc.	66	659
Riverview BanCorp, Inc.	15,344	78,638
S&T BanCorp, Inc.	52,216	1,437,506
Salisbury BanCorp, Inc.	85	1,950
Sandy Spring BanCorp, Inc.	72,578	1,631,553
SB Financial Group, Inc.	2,443	34,691
Seacoast Banking Corp. of Florida	8	178
*Security National Financial Corp., Class A	1,739	13,025
Shore Bancshares, Inc.	12,315	163,543
Sierra BanCorp	23,550	385,985
Simmons First National Corp., Class A	236,924	3,959,000
SmartFinancial, Inc.	10,461	225,330
South Plains Financial, Inc.	502	10,306
*Southern First Bancshares, Inc.	1,533	42,280
Southern Missouri BanCorp, Inc.	21	762
SouthState Corp.	60,390	4,165,702
Stellar Bancorp, Inc.	11,813	270,990
*Sterling BanCorp, Inc.	5,034	27,284
Stewart Information Services Corp.	34,851	1,451,544
Stifel Financial Corp.	5,844	350,465
Summit Financial Group, Inc.	1,979	38,452
Summit State Bank	4	61
Synovus Financial Corp.	33,275	1,024,870
Territorial BanCorp, Inc.	9,588	160,599
*Texas Capital Bancshares, Inc.	105,798	5,316,350
*Third Coast Bancshares, Inc.	389	5,423
Timberland BanCorp, Inc.	9,378	241,484
Tiptree, Inc.	11,776	162,156
Towne Bank	130,077	3,081,524
TrustCo Bank Corp. NY	19,360	577,702
Trustmark Corp.	97,198	2,322,060
U.S. Global Investors, Inc., Class A	543	1,477
UMB Financial Corp.	4,954	315,124
United Bancshares, Inc.	388	7,760
United Bankshares, Inc.	194,589	6,446,734
United Fire Group, Inc.	48,239	1,297,629
United Security Bancshares/Fresno CA	24,977	150,362

10

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Unity BanCorp, Inc.	3,742	$86,627
Universal Insurance Holdings, Inc.	17,451	269,094
Univest Financial Corp.	55,712	1,120,925
Unum Group	94,259	3,977,730
Valley National BanCorp	647,438	6,072,968
Veritex Holdings, Inc.	87,098	1,498,957
Voya Financial, Inc.	23,069	1,764,317
Washington Federal, Inc.	149,904	4,203,308
Waterstone Financial, Inc.	48,476	671,393
WesBanco, Inc.	115,252	3,068,008
Western New England Bancorp, Inc.	30,671	207,643
Westwood Holdings Group, Inc.	1,482	18,184
White Mountains Insurance Group, Ltd.	2,338	3,348,343
Wintrust Financial Corp.	82,396	5,633,415
WSFS Financial Corp.	70,411	2,476,355

TOTAL FINANCIALS		328,264,209

HEALTH CARE — (4.8%)
*Acadia Healthcare Co., Inc.	34,471	2,491,909
*AdaptHealth Corp.	23,185	275,438
*Addus HomeCare Corp.	850	69,479
*American Shared Hospital Services	666	1,852
*AngioDynamics, Inc.	34,710	288,787
*ANI Pharmaceuticals, Inc.	1,495	56,391
*Anika Therapeutics, Inc.	23,506	603,164
*Arcus Biosciences, Inc.	4,822	86,073
*Avanos Medical, Inc.	87,725	2,591,397
*Brookdale Senior Living, Inc.	125,287	537,481
#Carisma Therapeutics, Inc.	9,394	38,985
*Computer Programs and Systems, Inc.	14,601	377,874
*Cross Country Healthcare, Inc.	1,860	40,883
*CryoPort, Inc.	35,407	744,963
*Cullinan Oncology, Inc.	5,656	55,033
*Eagle Pharmaceuticals, Inc.	9,115	255,949
*Elanco Animal Health, Inc.	260,226	2,464,340
*Emergent BioSolutions, Inc.	24,187	213,571
*Enhabit, Inc.	17,053	208,899
*Enovis Corp.	116,445	6,782,921
#*Envista Holdings Corp.	138,748	5,340,411
*FONAR Corp.	7,875	124,228
#*Fulgent Genetics, Inc.	36,913	1,091,517
*Harvard Bioscience, Inc.	4,757	27,210
HealthStream, Inc.	6,414	158,041
*ImmuCell Corp.	67	328
*Innoviva, Inc.	140,032	1,642,575
*Inogen, Inc.	8,263	109,981
*Integer Holdings Corp.	58,221	4,794,499
*iTeos Therapeutics, Inc.	12,715	174,704
*Kewaunee Scientific Corp.	6	93
*Ligand Pharmaceuticals, Inc.	8,274	631,720
*Mallinckrodt PLC	68	397
National HealthCare Corp.	20,050	1,161,096
*<»OmniAb, Inc.	3,138	—
*<»OmniAb, Inc.	3,138	—
#*OmniAb, Inc.	19,748	68,723
*OPKO Health, Inc.	30,595	44,975
*OraSure Technologies, Inc.	3,888	26,438
*Orthofix Medical, Inc.	8,563	161,241
*Owens & Minor, Inc.	20,916	325,035

11

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Patterson Cos., Inc.	3,847	$104,292
*Pediatrix Medical Group, Inc.	160,437	2,299,062
Perrigo Co. PLC	238,328	8,863,418
Phibro Animal Health Corp., Class A	5,898	91,773
Premier, Inc., Class A	101,284	3,375,796
*Prestige Consumer Healthcare, Inc.	108,376	6,668,375
*REGENXBIO, Inc.	22,682	439,124
*Supernus Pharmaceuticals, Inc.	3,105	114,450
*Syneos Health, Inc.	53,991	2,119,687
*Taro Pharmaceutical Industries, Ltd.	8,675	218,610
*Teladoc Health, Inc.	144,507	3,833,771
*Vanda Pharmaceuticals, Inc.	49,653	304,869
*Varex Imaging Corp.	51,506	913,717
*Veracyte, Inc.	116,760	2,643,446
*Veradigm, Inc.	147,060	1,836,779
*Vir Biotechnology, Inc.	23,310	586,247
*XOMA Corp.	109	2,005
*Zimvie, Inc.	8,780	72,259

TOTAL HEALTH CARE		68,556,281

INDUSTRIALS — (20.3%)
*AAR Corp.	64,337	3,395,707
ABM Industries, Inc.	162,502	6,919,335
ACCO Brands Corp.	209,600	959,968
Acme United Corp.	705	18,471
Acuity Brands, Inc.	418	65,785
#*AerSale Corp.	15,724	254,414
Air Lease Corp.	190,197	7,649,723
*Air Transport Services Group, Inc.	119,646	2,430,010
Alamo Group, Inc.	4,008	708,334
*Alaska Air Group, Inc.	164,180	7,135,263
*Alight, Inc., Class A	523,848	4,845,594
*Allegiant Travel Co.	28,355	2,946,368
*American Woodmark Corp.	25,674	1,297,050
*API Group Corp.	4,375	99,575
Apogee Enterprises, Inc.	2,787	118,615
ARC Document Solutions, Inc.	36,620	111,325
ArcBest Corp.	45,102	4,257,629
Arcosa, Inc.	116,751	7,885,363
Argan, Inc.	4,275	171,983
Astec Industries, Inc.	30,889	1,275,098
*Astronics Corp.	24	354
*Asure Software, Inc.	25,894	345,426
*Avalon Holdings Corp., Class A	24	65
*AZEK Co., Inc. (The)	78,894	2,141,183
AZZ, Inc.	9,708	366,283
Barnes Group, Inc.	111,683	4,694,036
*Beacon Roofing Supply, Inc.	59,054	3,553,870
BGSF, Inc.	4,026	38,770
*BlueLinx Holdings, Inc.	10,716	750,763
Boise Cascade Co.	82,222	5,616,585
*BrightView Holdings, Inc.	28,093	155,354
*CACI International, Inc., Class A	3,886	1,217,562
*CBIZ, Inc.	28,967	1,526,271
*CECO Environmental Corp.	11,148	129,428
Chicago Rivet & Machine Co.	1,140	34,200
*Civeo Corp.	1,122	21,599
*Clarivate PLC	74,953	664,084
Columbus McKinnon Corp.	44,372	1,540,152

12

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Commercial Vehicle Group, Inc.	10,840	$79,457
CompX International, Inc.	2,508	45,395
*Concrete Pumping Holdings, Inc.	11,127	77,333
#*Conduent, Inc.	259,983	912,540
Costamare, Inc.	216,536	1,955,320
Covenant Logistics Group, Inc.	23,681	932,795
Deluxe Corp.	31,198	472,650
*DLH Holdings Corp.	114	1,114
*Ducommun, Inc.	29,206	1,460,300
Dun & Bradstreet Holdings, Inc.	437,063	4,881,994
*DXP Enterprises, Inc.	11,320	285,264
*Dycom Industries, Inc.	423	39,178
#Eagle Bulk Shipping, Inc.	26,890	1,202,521
Eastern Co. (The)	1,244	22,081
Encore Wire Corp.	29,354	4,588,911
EnerSys	37,334	3,097,602
Ennis, Inc.	53,290	1,035,425
EnPro Industries, Inc.	44,832	4,226,313
Esab Corp.	1,819	106,157
ESCO Technologies, Inc.	10,145	949,268
Espey Mfg. & Electronics Corp.	3	66
*EVI Industries, Inc.	352	7,015
*First Advantage Corp.	274,976	3,536,191
Flowserve Corp.	9,789	326,855
*Gates Industrial Corp. PLC	452,522	6,095,471
GATX Corp.	54,171	6,170,619
Genco Shipping & Trading, Ltd.	88,188	1,358,977
*Gencor Industries, Inc.	16,238	214,342
*Gibraltar Industries, Inc.	48,201	2,411,978
*GMS, Inc.	88,857	5,159,037
*Graham Corp.	5,230	67,310
Granite Construction, Inc.	71,056	2,709,365
Greenbrier Cos., Inc. (The)	77,375	2,046,569
Griffon Corp.	1,629	46,345
*GXO Logistics, Inc.	31,344	1,665,307
*Harsco Corp.	60,112	412,969
*Hayward Holdings, Inc.	188,984	2,275,367
Heartland Express, Inc.	19,374	280,536
Heidrick & Struggles International, Inc.	29,974	752,647
*Heritage-Crystal Clean, Inc.	12,664	442,733
#*Hertz Global Holdings, Inc.	298,728	4,982,783
HNI Corp.	37,990	986,980
*Hub Group, Inc., Class A	72,514	5,467,556
Hurco Cos., Inc.	11,801	264,696
*Huron Consulting Group, Inc.	14,486	1,228,268
Hyster-Yale Materials Handling, Inc.	54	2,844
ICF International, Inc.	9,102	1,037,628
*IES Holdings, Inc.	2,653	114,583
Insteel Industries, Inc.	19,413	534,440
Interface, Inc.	19,376	151,908
*JELD-WEN Holding, Inc.	68,864	880,082
*JetBlue Airways Corp.	610,330	4,357,756
Kaman Corp.	10,004	220,788
*KAR Auction Services, Inc.	191,671	2,595,225
Kelly Services, Inc., Class A	86,601	1,421,122
Kennametal, Inc.	185,149	4,806,468
*Kirby Corp.	104,455	7,504,047
Korn Ferry	99,868	4,795,661

13

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Kratos Defense & Security Solutions, Inc.	166,551	$2,148,508
*L.B. Foster Co., Class A	6,678	74,660
*Limbach Holdings, Inc.	20,518	347,575
*LS Starrett Co. (The), Class A	679	7,252
LSI Industries, Inc.	1,792	22,740
Luxfer Holdings PLC	372	5,673
*Manitowoc Co., Inc. (The)	63,758	974,860
ManpowerGroup, Inc.	72,371	5,479,208
Marten Transport, Ltd.	45,494	918,524
*MasTec, Inc.	4,158	369,272
*Masterbrand, Inc.	27,902	225,169
Matson, Inc.	75,740	5,152,592
Matthews International Corp., Class A	18,497	700,481
Maxar Technologies, Inc.	31,187	1,644,179
*Mayville Engineering Co., Inc.	5,620	68,002
McGrath RentCorp.	6,163	547,767
MDU Resources Group, Inc.	131,156	3,832,378
*Mercury Systems, Inc.	51,408	2,450,619
*Mesa Air Group, Inc.	88,206	186,115
Miller Industries, Inc.	19,629	639,905
MillerKnoll, Inc.	139,595	2,374,511
*Mistras Group, Inc.	28,944	235,025
Moog, Inc., Class A	31,945	2,878,564
*MRC Global, Inc.	1,500	14,610
*MYR Group, Inc.	4,887	625,487
National Presto Industries, Inc.	6,632	451,109
NL Industries, Inc.	32	206
*Northwest Pipe Co.	21,209	584,096
*NOW, Inc.	158,975	1,696,263
nVent Electric PLC	29,854	1,251,778
*Orion Group Holdings, Inc.	43,877	104,427
Oshkosh Corp.	45,905	3,512,651
P&F Industries, Inc., Class A	10	51
PAM Transportation Services, Inc.	6,800	152,660
Pangaea Logistics Solutions, Ltd.	27,136	168,515
Park Aerospace Corp.	2,018	26,395
Park-Ohio Holdings Corp.	14,189	184,031
*Parsons Corp.	4,650	202,275
*Patriot Transportation Holding, Inc.	295	2,705
*Perma-Pipe International Holdings, Inc.	1,059	11,490
*PGT Innovations, Inc.	44,348	1,137,970
Powell Industries, Inc.	13,430	538,006
Preformed Line Products Co.	6,429	798,996
Primoris Services Corp.	71,952	1,820,386
*Proto Labs, Inc.	9,520	273,890
*Quad/Graphics, Inc.	46,353	161,772
Quanex Building Products Corp.	84,597	1,615,803
*Quest Resource Holding Corp.	4,307	23,150
*Radiant Logistics, Inc.	54,901	362,347
*Resideo Technologies, Inc.	283,145	5,039,981
Resources Connection, Inc.	83,617	1,219,972
REV Group, Inc.	43,054	461,969
Rush Enterprises, Inc., Class A	99,455	5,282,055
Rush Enterprises, Inc., Class B	5,063	296,591
*RXO, Inc.	148,500	2,686,365
Ryder System, Inc.	16,599	1,313,977
Schneider National, Inc., Class B	154,787	4,050,776
*SkyWest, Inc.	117,609	3,328,335

14

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Spirit Airlines, Inc.	4,853	$82,986
Standex International Corp.	842	103,406
Steelcase, Inc., Class A	105,316	842,528
*Stericycle, Inc.	73,790	3,368,513
*Sterling Check Corp.	25,517	286,811
*Sterling Infrastructure, Inc.	2,907	107,326
#*Sunrun, Inc.	55,102	1,159,346
*Taylor Devices, Inc.	207	4,502
Terex Corp.	23,666	1,055,267
#Textainer Group Holdings, Ltd.	81,136	2,847,874
*Thermon Group Holdings, Inc.	29,815	619,556
Timken Co. (The)	16,846	1,294,615
*Titan International, Inc.	5,122	49,991
*Titan Machinery, Inc.	59,416	1,862,692
*TPI Composites, Inc.	5,400	66,744
Trinity Industries, Inc.	72,516	1,736,758
Triton International, Ltd.	76,543	6,327,810
*TrueBlue, Inc.	59,937	908,046
*Tutor Perini Corp.	116,736	618,701
*Twin Disc, Inc.	2,623	30,033
UFP Industries, Inc.	22,917	1,799,443
*Ultralife Corp.	4,619	19,354
UniFirst Corp.	12,981	2,124,730
*Univar Solutions, Inc.	112,337	3,987,964
Universal Logistics Holdings, Inc.	7,695	196,992
*Virco Mfg. Corp.	777	2,883
VSE Corp.	21,341	902,511
Wabash National Corp.	4,860	124,756
Werner Enterprises, Inc.	93,177	4,208,805
WESCO International, Inc.	17,204	2,477,376
*Wilhelmina International, Inc.	1,354	5,281
*Willdan Group, Inc.	840	12,306
*Willis Lease Finance Corp.	3,245	163,872

TOTAL INDUSTRIALS		289,130,194

INFORMATION TECHNOLOGY — (6.6%)
*ACI Worldwide, Inc.	58,197	1,474,130
*Alpha & Omega Semiconductor, Ltd.	40,315	962,722
Amkor Technology, Inc.	301,471	6,743,906
*Amtech Systems, Inc.	21,345	184,207
*AstroNova, Inc.	532	7,826
Autoscope Technologies Corp.	—	—
*Aviat Networks, Inc.	424	13,911
Avnet, Inc.	163,013	6,725,916
*AXT, Inc.	42,468	113,390
Bel Fuse, Inc., Class A	2	84
Bel Fuse, Inc., Class B	20,672	839,903
Benchmark Electronics, Inc.	73,446	1,568,072
BK Technologies Corp.	207	2,814
*Cerence, Inc.	4,408	112,624
*Cohu, Inc.	89,940	3,043,570
*Computer Task Group, Inc.	1,379	9,336
Comtech Telecommunications Corp.	38,421	397,657
CSP, Inc.	4,097	51,827
*Daktronics, Inc.	42,701	205,392
*Data I/O Corp.	800	3,608
*Digi International, Inc.	18,765	565,952
*Digital Turbine, Inc.	56,570	663,566
*DXC Technology Co.	148,878	3,550,740

15

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Ebix, Inc.	21,129	$343,558
*Electro-Sensors, Inc.	297	1,354
*EMCORE Corp.	38,066	41,492
*ePlus, Inc.	38,137	1,660,485
*FARO Technologies, Inc.	162	3,783
*Franklin Wireless Corp.	800	3,192
*Genasys, Inc.	6,153	18,151
*Ichor Holdings, Ltd.	48,040	1,337,914
Immersion Corp.	19,057	125,586
*Insight Enterprises, Inc.	19,545	2,363,968
InterDigital, Inc.	5,131	347,574
*inTEST Corp.	4,287	81,453
IPG Photonics Corp.	52,387	6,023,457
*Iteris, Inc.	58,550	269,916
*Itron, Inc.	2,617	139,748
*Key Tronic Corp.	17,422	119,341
*Kimball Electronics, Inc., Class B	56,018	1,127,642
*Knowles Corp.	60,792	1,026,169
Kulicke & Soffa Industries, Inc.	14,821	706,369
*KVH Industries, Inc.	18,787	197,639
*Kyndryl Holdings, Inc.	433,749	6,272,011
*LGL Group, Inc. (The)	300	1,323
*LiveRamp Holdings, Inc.	29,532	711,426
*Lumentum Holdings, Inc.	648	31,266
*Magnachip Semiconductor Corp.	28,884	256,490
Methode Electronics, Inc.	61,294	2,512,441
*M-Tron Industries, Inc.	150	1,761
*NETGEAR, Inc.	9,291	131,282
*NetScout Systems, Inc.	147,071	4,001,802
Network-1 Technologies, Inc.	1,054	2,213
*Nortech Systems, Inc.	175	1,750
*Olo, Inc., Class A	21,536	147,522
*One Stop Systems, Inc.	75	183
*Onto Innovation, Inc.	4,745	384,250
*Optical Cable Corp.	500	2,030
*OSI Systems, Inc.	2,388	269,749
PC Connection, Inc.	40,947	1,648,936
PCTEL, Inc.	2,633	12,533
*Photronics, Inc.	43,687	631,714
*Plexus Corp.	16,221	1,418,851
*Ribbon Communications, Inc.	441	1,129
Richardson Electronics, Ltd.	16,044	247,559
#*Riot Platforms, Inc.	11,097	132,720
*Sanmina Corp.	128,682	6,724,921
*ScanSource, Inc.	46,304	1,266,414
*Semtech Corp.	16,859	328,582
*Stratasys, Ltd.	56,661	813,652
*Super Micro Computer, Inc.	12,113	1,277,074
Taitron Components, Inc.	333	1,182
*TESSCO Technologies, Inc.	64	562
*Trio-Tech International	448	1,944
*TSR, Inc.	816	6,071
*TTM Technologies, Inc.	247,715	2,925,514
*Ultra Clean Holdings, Inc.	91,308	2,605,930
#*Viasat, Inc.	129,511	4,536,770
Vishay Intertechnology, Inc.	294,085	6,261,070
*Vishay Precision Group, Inc.	19,230	721,894

16

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Xerox Holdings Corp.	319,156	$5,001,175

TOTAL INFORMATION TECHNOLOGY		94,473,640

MATERIALS — (8.1%)
*Advanced Emissions Solutions, Inc.	7,670	14,189
AdvanSix, Inc.	34,554	1,301,995
Alpha Metallurgical Resources, Inc.	29,825	4,371,152
*Alto Ingredients, Inc.	26,018	34,084
American Vanguard Corp.	46,464	894,432
*Ampco-Pittsburgh Corp.	1,300	3,926
*Arconic Corp.	178,986	4,429,904
Ashland, Inc.	61,409	6,239,768
Avient Corp.	30,965	1,192,462
Caledonia Mining Corp. PLC	2,921	41,595
Carpenter Technology Corp.	120,487	6,354,484
*Century Aluminum Co.	60,255	517,590
*Clearwater Paper Corp.	18,852	680,557
*Coeur Mining, Inc.	241,343	820,566
Commercial Metals Co.	201,598	9,412,611
*Ecovyst, Inc.	178,954	2,031,128
Element Solutions, Inc.	278,027	5,046,190
*Ferroglobe PLC	182,045	735,462
Friedman Industries, Inc.	9,349	104,241
FutureFuel Corp.	75,144	563,580
Greif, Inc., Class A	66,190	4,156,070
Greif, Inc., Class B	3,771	296,929
Haynes International, Inc.	29,909	1,406,022
HB Fuller Co.	20,842	1,379,115
Hecla Mining Co.	1,001,795	6,060,860
Huntsman Corp.	270,625	7,250,044
Innospec, Inc.	1,194	121,346
*Intrepid Potash, Inc.	4,575	117,944
Koppers Holdings, Inc.	15,226	499,565
Kronos Worldwide, Inc.	63,322	588,895
*LSB Industries, Inc.	48,432	432,498
Materion Corp.	10,538	1,141,371
Mativ, Inc.	86,391	1,673,394
Mercer International, Inc.	33,144	322,491
Minerals Technologies, Inc.	76,965	4,560,946
Northern Technologies International Corp.	780	8,954
*O-I Glass, Inc.	158,062	3,551,653
Olin Corp.	3,586	198,664
Olympic Steel, Inc.	28,254	1,315,789
Pactiv Evergreen, Inc.	18,571	146,711
*Ranpak Holdings Corp.	12,324	50,282
*Rayonier Advanced Materials, Inc.	121,231	659,497
Ryerson Holding Corp.	45,557	1,720,688
Schnitzer Steel Industries, Inc.	48,574	1,403,303
Stepan Co.	25,866	2,384,845
*Summit Materials, Inc., Class A	204,874	5,615,596
SunCoke Energy, Inc.	122,793	955,330
*Synalloy Corp.	5,644	53,562
*TimkenSteel Corp.	98,608	1,650,698
Tredegar Corp.	59,559	558,663
TriMas Corp.	53,256	1,353,235
Trinseo PLC	27,954	506,526
Tronox Holdings PLC, Class A	342,609	4,690,317
United States Steel Corp.	373,100	8,536,528
Warrior Met Coal, Inc.	17,497	604,871

17

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Worthington Industries, Inc.	82,153	$4,879,067

TOTAL MATERIALS		115,642,185

REAL ESTATE — (1.5%)
*AMREP Corp.	776	10,786
*Anywhere Real Estate, Inc.	56,504	359,931
*CKX Lands, Inc.	1,249	12,203
*Cushman & Wakefield PLC	389,982	3,841,323
Douglas Elliman, Inc.	111,874	356,878
*Five Point Holdings LLC, Class A	4,861	11,909
*Forestar Group, Inc.	28,725	555,542
*FRP Holdings, Inc.	5,670	328,860
#*Howard Hughes Corp. (The)	80,330	6,215,132
*Jones Lang LaSalle, Inc.	2,444	339,814
Kennedy-Wilson Holdings, Inc.	291,202	4,886,370
Marcus & Millichap, Inc.	51,490	1,620,390
Newmark Group, Inc., Class A	155,870	988,216
RE/MAX Holdings, Inc.	46,324	894,516
*Tejon Ranch Co.	39,966	690,612

TOTAL REAL ESTATE		21,112,482

UTILITIES — (0.2%)
Genie Energy, Ltd., Class B	25,266	393,392
New Jersey Resources Corp.	14,232	734,940
Ormat Technologies, Inc.	5,107	438,232
#*Sunnova Energy International, Inc.	60,393	1,084,658

TOTAL UTILITIES		2,651,222

TOTAL COMMON STOCKS		1,375,998,159

RIGHT/WARRANT — (0.0%)
ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	34,750	49,345

TOTAL RIGHT/WARRANT		49,345

TOTAL INVESTMENT SECURITIES — (96.6%) (Cost $1,399,125,427)		1,376,047,504

SECURITIES LENDING COLLATERAL — (3.4%)
@§The DFA Short Term Investment Fund	4,209,767	48,687,214

TOTAL INVESTMENTS — (100.0%) (Cost $1,447,812,641)		$1,424,734,718

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of April 30, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company

18

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.4%)
AUSTRALIA — (6.5%)
29Metals, Ltd.	53,464	$41,868
*A2B Australia, Ltd.	92	94
#Accent Group, Ltd.	85,302	143,185
Adairs, Ltd.	41,084	60,817
Adbri, Ltd.	103,688	108,608
*Aeris Resources, Ltd.	75,586	23,727
AGL Energy, Ltd.	178,161	977,224
*Alkane Resources, Ltd.	104,321	60,668
*Alliance Aviation Services, Ltd.	368	754
*Allkem, Ltd.	109,047	882,782
ALS, Ltd.	82,392	713,824
Altium, Ltd.	16,046	404,755
Alumina, Ltd.	330,639	332,125
*AMA Group, Ltd.	1,351	147
AMP, Ltd.	368,658	276,518
Ampol, Ltd.	54,342	1,074,845
Ansell, Ltd.	74,414	1,315,965
ANZ Group Holdings, Ltd.	417,354	6,715,946
APA Group	201,953	1,371,978
#*Appen, Ltd.	31,173	64,686
*Arafura Rare Earths, Ltd.	224,183	60,742
ARB Corp., Ltd.	14,793	312,342
Ardent Leisure Group, Ltd.	420	151
#*Argosy Minerals, Ltd.	51,767	13,855
Aristocrat Leisure, Ltd.	78,790	1,973,915
ASX, Ltd.	29,551	1,337,138
Atlas Arteria, Ltd.	121,689	525,936
AUB Group, Ltd.	18,174	329,923
*Aurelia Metals, Ltd.	8,745	780
Aurizon Holdings, Ltd.	390,674	882,967
*Aussie Broadband, Ltd.	23,004	50,319
Austal, Ltd.	68,354	74,759
Austin Engineering, Ltd.	401	103
*Australian Agricultural Co., Ltd.	10,802	10,958
Australian Clinical Labs, Ltd.	25,143	58,654
Australian Ethical Investment, Ltd.	56	120
#*Australian Strategic Materials, Ltd.	5,842	4,073
Australian Vintage, Ltd.	122	41
Auswide Bank, Ltd.	49	171
AVJennings, Ltd.	108	32
Baby Bunting Group, Ltd.	21,104	30,125
Bank of Queensland, Ltd.	117,680	451,060
Bapcor, Ltd.	72,884	315,484
Base Resources, Ltd.	108,753	13,655
Beach Energy, Ltd.	394,709	383,441
Beacon Lighting Group, Ltd.	73	88
Bega Cheese, Ltd.	163,118	407,472
Bell Financial Group, Ltd.	108	69
Bendigo & Adelaide Bank, Ltd.	362,854	2,071,807
#*Betmakers Technology Group, Ltd.	90,966	10,520
BHP Group, Ltd.	376,117	11,052,671
#BHP Group, Ltd., Sponsored ADR	295,040	17,419,162
Blackmores, Ltd.	8	502

1

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
BlueScope Steel, Ltd.	108,662	$1,426,853
#*Boral, Ltd.	12,672	34,502
#*Boss Energy, Ltd.	48,474	84,250
Brambles, Ltd.	314,230	2,959,144
#Bravura Solutions, Ltd.	15,068	4,481
*»Bravura Solutions, Ltd.	7,732	2,299
Breville Group, Ltd.	21,306	289,346
Brickworks, Ltd.	5,884	97,211
*»BWX, Ltd.	307	41
*Byron Energy, Ltd.	392	20
Capitol Health, Ltd.	664	121
Capral, Ltd.	12	59
*Capricorn Metals, Ltd.	36,271	106,186
carsales.com, Ltd.	31,680	497,434
Cedar Woods Properties, Ltd.	412	1,334
*Central Petroleum, Ltd.	400	18
Challenger, Ltd.	110,546	440,518
Champion Iron, Ltd.	64,856	277,305
Cleanaway Waste Management, Ltd.	1,216,623	1,945,696
ClearView Wealth, Ltd.	180	62
#Clinuvel Pharmaceuticals, Ltd.	6,774	90,517
Clover Corp., Ltd.	100	81
Cochlear, Ltd.	11,420	1,861,372
Codan, Ltd.	28,186	135,789
Coles Group, Ltd.	198,511	2,387,589
#Collins Foods, Ltd.	34,844	198,951
Commonwealth Bank of Australia	246,432	16,181,261
Computershare, Ltd.	103,582	1,533,331
*Cooper Energy, Ltd.	441,949	49,651
#*Core Lithium, Ltd.	120,024	77,732
#Corporate Travel Management, Ltd.	20,996	290,270
Costa Group Holdings, Ltd.	82,319	135,457
CSL, Ltd.	60,256	11,969,170
CSR, Ltd.	121,132	420,264
Data#3, Ltd.	29,671	148,826
*De Grey Mining, Ltd.	83,898	89,542
#*Deep Yellow, Ltd.	109,058	38,558
Dicker Data, Ltd.	465	2,504
Domain Holdings Australia, Ltd.	8,781	19,324
Domino’s Pizza Enterprises, Ltd.	7,365	245,403
Downer EDI, Ltd.	201,024	471,607
Eagers Automotive, Ltd.	28,027	262,082
Elders, Ltd.	32,350	173,380
*Electro Optic Systems Holdings, Ltd.	7,252	2,828
Emeco Holdings, Ltd.	3,967	1,796
*Emerald Resources NL	9,944	12,683
#*EML Payments, Ltd.	61,531	29,277
Endeavour Group, Ltd.	260,700	1,169,808
Enero Group, Ltd.	40	48
EQT Holdings, Ltd.	8	143
Estia Health, Ltd.	21,958	38,164
Evolution Mining, Ltd.	412,151	969,639
EVT, Ltd.	560	4,445
*Experience Co., Ltd.	228	44
Fiducian Group, Ltd.	12	47
Finbar Group, Ltd.	100	41
*FleetPartners Group, Ltd.	70,855	97,863
*Fleetwood, Ltd.	56	56

2

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*»Flight Centre Travel Group, Ltd.	1,303	$16,938
#*Flight Centre Travel Group, Ltd.	19,413	252,348
Fortescue Metals Group, Ltd.	261,273	3,615,554
G8 Education, Ltd.	181,715	146,506
Gold Road Resources, Ltd.	172,011	213,138
GrainCorp., Ltd., Class A	273,585	1,229,433
Grange Resources, Ltd.	130,426	53,008
GTN, Ltd.	136	43
GUD Holdings, Ltd.	88,134	556,225
GWA Group, Ltd.	142	165
Hansen Technologies, Ltd.	12,786	38,108
Harvey Norman Holdings, Ltd.	80,209	191,352
Healius, Ltd.	160,041	316,232
Helia Group, Ltd.	344,256	718,906
Helloworld Travel, Ltd.	40	80
HT&E, Ltd.	956	727
HUB24, Ltd.	9,014	168,521
IDP Education, Ltd.	29,285	544,981
IGO, Ltd.	126,604	1,150,413
Iluka Resources, Ltd.	87,025	630,891
*Image Resources NL	392	30
Imdex, Ltd.	89,845	123,498
*Imugene, Ltd.	175,324	14,483
Incitec Pivot, Ltd.	436,051	919,246
Infomedia, Ltd.	10,563	10,471
Inghams Group, Ltd.	1,519,238	2,821,212
Insignia Financial, Ltd.	129,510	254,193
Insurance Australia Group, Ltd.	370,906	1,220,666
Integral Diagnostics, Ltd.	32,148	67,134
InvaCare, Ltd.	9,883	72,496
IPH, Ltd.	31,285	167,879
IRESS, Ltd.	31,810	216,523
IVE Group, Ltd.	96	151
James Hardie Industries PLC	74,150	1,641,081
JB Hi-Fi, Ltd.	21,466	630,560
Johns Lyng Group, Ltd.	23,280	104,000
Jumbo Interactive, Ltd.	32	276
Jupiter Mines, Ltd.	876	145
*Karoon Energy, Ltd.	174,225	245,241
Kelsian Group, Ltd.	29,358	118,348
#*Kogan.com, Ltd.	9,722	27,948
Lendlease Corp., Ltd.	93,924	462,420
Lifestyle Communities, Ltd.	282	3,157
Link Administration Holdings, Ltd.	35,132	49,220
*Li-S Energy, Ltd.	11	2
Lottery Corp., Ltd. (The)	417,863	1,391,772
Lovisa Holdings, Ltd.	9,385	164,665
*Lynas Rare Earths, Ltd.	173,630	737,801
#MA Financial Group, Ltd.	20,188	61,503
Maas Group Holdings, Ltd.	3,549	7,083
Macmahon Holdings, Ltd.	1,120	100
Macquarie Group, Ltd.	41,127	4,962,854
Magellan Financial Group, Ltd.	30,644	164,439
#Mayne Pharma Group, Ltd.	13,406	36,855
McMillan Shakespeare, Ltd.	12,918	131,212
Medibank Pvt, Ltd.	489,392	1,151,358
*Megaport, Ltd.	13,076	48,651
#*Mesoblast, Ltd.	154,991	88,086

3

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*»Mesoblast, Ltd. Placement	17,369	$9,871
#*Metals X, Ltd.	119,842	21,779
Metcash, Ltd.	151,319	389,997
Mineral Resources, Ltd.	33,508	1,631,555
*MMA Offshore, Ltd.	45,625	36,182
Monadelphous Group, Ltd.	9,322	76,205
Monash IVF Group, Ltd.	1,890	1,443
#MotorCycle Holdings, Ltd.	32	39
*Mount Gibson Iron, Ltd.	132,065	41,456
Myer Holdings, Ltd.	180,213	104,207
MyState, Ltd.	440	1,038
*Nanosonics, Ltd.	11,989	45,161
National Australia Bank, Ltd.	495,031	9,434,770
Netwealth Group, Ltd.	79	708
New Hope Corp., Ltd.	104,156	365,496
Newcrest Mining, Ltd.	148,602	2,840,054
Newcrest Mining, Ltd.	1,146	21,820
Newcrest Mining, Ltd.	3,109	59,026
*NEXTDC, Ltd.	65,525	497,110
nib holdings, Ltd.	176,329	899,590
#Nick Scali, Ltd.	14,715	94,424
Nickel Industries, Ltd.	174,915	109,813
Nine Entertainment Co. Holdings, Ltd.	335,010	456,067
Northern Star Resources, Ltd.	210,510	1,872,498
#*Novonix, Ltd.	56,046	36,483
NRW Holdings, Ltd.	102,089	162,592
Nufarm, Ltd.	73,613	270,965
Objective Corp., Ltd.	12	102
*OFX Group, Ltd.	34,440	32,433
*OM Holdings, Ltd.	260	115
#*Omni Bridgeway, Ltd.	47,580	72,005
oOh!media, Ltd.	127,944	139,088
Orica, Ltd.	87,465	936,382
Origin Energy, Ltd.	137,222	756,299
Orora, Ltd.	160,104	362,911
»OZ Minerals, Ltd.	99,646	1,909,684
Pacific Smiles Group, Ltd.	36	33
Pact Group Holdings, Ltd.	4,388	2,900
*Paladin Energy, Ltd.	285,666	123,653
*Panoramic Resources, Ltd.	134,113	13,294
Peet, Ltd.	280	210
PeopleIN, Ltd.	40	82
*Perenti, Ltd.	167,708	128,009
Perpetual, Ltd.	7,967	129,151
Perseus Mining, Ltd.	299,824	441,850
*PEXA Group, Ltd.	30,632	269,235
Pilbara Minerals, Ltd.	470,630	1,318,710
#Pinnacle Investment Management Group, Ltd.	20,862	113,327
Platinum Asset Management, Ltd.	127,639	148,035
#*PointsBet Holdings, Ltd.	37,612	38,527
*PolyNovo, Ltd.	26,889	28,964
#Praemium, Ltd.	41,202	18,651
Premier Investments, Ltd.	9,597	165,151
Pro Medicus, Ltd.	6,349	257,787
Probiotec, Ltd.	32	51
Propel Funeral Partners, Ltd.	49	143
PWR Holdings, Ltd.	12,764	84,688
*Qantas Airways, Ltd.	143,025	623,820

4

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
QANTM Intellectual Property, Ltd.	68	$39
QBE Insurance Group, Ltd.	439,420	4,451,698
Qube Holdings, Ltd.	309,178	627,264
Ramelius Resources, Ltd.	943,827	820,204
Ramsay Health Care, Ltd.	38,861	1,660,812
REA Group, Ltd.	7,672	714,319
#*Red 5, Ltd.	441,973	49,653
*»Red 5, Ltd.	34,429	3,868
*»Red 5, Ltd. Placement T1	47,611	5,349
*»Red 5, Ltd. Placement T2	19,738	2,218
*»Red River Resources, Ltd.	236	4
Reece, Ltd.	22,724	273,763
Regis Healthcare, Ltd.	104	146
Regis Resources, Ltd.	148,260	208,693
#*Reject Shop, Ltd. (The)	28	89
Reliance Worldwide Corp., Ltd.	158,340	426,928
*Resolute Mining, Ltd.	5,403	1,714
*Retail Food Group, Ltd.	1,588	76
Ridley Corp., Ltd.	52,765	75,319
Rio Tinto, Ltd.	59,687	4,427,614
*RPMGlobal Holdings, Ltd.	84	78
*Sandfire Resources, Ltd.	128,606	553,281
Santos, Ltd.	520,397	2,431,408
SEEK, Ltd.	167,327	2,700,321
#Select Harvests, Ltd.	25,568	74,683
Servcorp, Ltd.	36	75
Service Stream, Ltd.	4,144	1,821
Seven Group Holdings, Ltd.	17,775	278,513
SG Fleet Group, Ltd.	84	112
*Sierra Rutile Holdings, Ltd.	87,025	12,940
Sigma Healthcare, Ltd.	133,332	61,679
*Silver Lake Resources, Ltd.	290,009	243,399
*Silver Mines, Ltd.	448	65
Sims, Ltd.	35,988	372,199
SmartGroup Corp., Ltd.	76,628	340,299
Sonic Healthcare, Ltd.	163,624	3,832,167
South32, Ltd.	1,422,094	3,984,720
Southern Cross Media Group, Ltd.	72,400	39,951
SRG Global, Ltd.	300	150
*St Barbara, Ltd.	777,975	311,046
*Star Entertainment Grp, Ltd. (The)	235,756	197,866
Steadfast Group, Ltd.	162,511	636,856
*Strandline Resources, Ltd.	119,082	28,330
Suncorp Group, Ltd.	243,716	2,010,029
Super Retail Group, Ltd.	33,877	302,457
*Superloop, Ltd.	502	204
*Syrah Resources, Ltd.	118,791	90,671
Tabcorp Holdings, Ltd.	460,385	319,458
Technology One, Ltd.	47,947	478,456
Telstra Corp., Ltd.	772,918	2,232,125
#*Temple & Webster Group, Ltd.	11,674	31,013
»Ten Sixty Four, Ltd.	192	72
Terracom, Ltd.	121,614	51,436
TPG Telecom, Ltd.	6,413	22,758
Transurban Group	400,345	3,965,881
Treasury Wine Estates, Ltd.	100,138	921,836
*Tyro Payments, Ltd.	52,984	55,323
United Malt Grp, Ltd.	55,049	160,068

5

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
ΩViva Energy Group, Ltd.	133,092	$272,657
*Webjet, Ltd.	351,774	1,720,280
Wesfarmers, Ltd.	185,719	6,378,414
*West African Resources, Ltd.	278,660	179,549
*Westgold Resources, Ltd.	98,291	99,058
Westpac Banking Corp.	491,312	7,295,652
Whitehaven Coal, Ltd.	207,902	989,224
WiseTech Global, Ltd.	25,168	1,140,311
Woodside Energy Group, Ltd.	66,871	1,518,783
Woodside Energy Group, Ltd.	255,196	5,680,017
#Woodside Energy Group, Ltd., Sponsored ADR	44,774	1,019,056
Woolworths Group, Ltd.	193,055	4,953,956
Worley, Ltd.	47,948	476,565
*Xero, Ltd.	19,456	1,200,121
#Yancoal Australia, Ltd.	43,200	158,731

TOTAL AUSTRALIA		228,771,832

AUSTRIA — (0.2%)
Agrana Beteiligungs AG	12	226
ANDRITZ AG	11,796	766,388
AT&S Austria Technologie & Systemtechnik AG	2,760	84,403
ΩBAWAG Group AG	36,537	1,781,270
*CA Immobilien Anlagen AG	627	18,205
*DO & CO AG	4	469
Erste Group Bank AG	60,065	2,182,313
*Kapsch TrafficCom AG	4	54
*Lenzing AG	2,063	135,058
Mayr Melnhof Karton AG	4	639
Oesterreichische Post AG	328	12,674
OMV AG	27,956	1,322,185
Palfinger AG	388	12,786
POLYTEC Holding AG	12	61
Porr AG	8	123
Raiffeisen Bank International AG	22,593	346,951
Rosenbauer International AG	4	141
Schoeller-Bleckmann Oilfield Equipment AG	168	10,572
Semperit AG Holding	4	105
Telekom Austria AG	1,222	9,552
UNIQA Insurance Group AG	866	7,773
Verbund AG	5,727	511,497
Vienna Insurance Group AG Wiener Versicherung Gruppe	40	1,177
voestalpine AG	27,554	954,565
Wienerberger AG	25,171	758,631
Zumtobel Group AG	16	126

TOTAL AUSTRIA		8,917,944

BELGIUM — (0.9%)
Ackermans & van Haaren NV	5,376	947,240
Ageas SA	43,852	1,955,379
*AGFA-Gevaert NV	6,474	18,190
Anheuser-Busch InBev SA	123,006	8,025,673
*Argenx SE	3,203	1,233,038
*Argenx SE, Sponsored ADR	1,709	662,887
Barco NV	13,303	388,898
Bekaert SA	5,676	264,437
#*ΩBiocartis Group NV	44	29
bpost SA	17,797	87,590
*Cie d’Entreprises CFE	60	649
*Deme Group NV	348	46,026

6

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
D’ieteren Group	771	$145,127
*Econocom Group SA	6,787	23,340
Elia Group SA	3,708	509,246
Etablissements Franz Colruyt NV	13,000	360,952
Euronav NV	147,349	2,534,403
Euronav NV	47,561	813,861
EVS Broadcast Equipment SA	8	195
Exmar NV	28	367
Fagron	5,978	111,271
Immobel SA	4	200
Ion Beam Applications	766	14,055
Jensen-Group NV	8	268
KBC Group NV	61,700	4,412,592
*Kinepolis Group NV	608	30,810
Lotus Bakeries NV	14	96,754
Melexis NV	2,981	284,179
#*Ontex Group NV	2,728	23,416
*Orange Belgium SA	32	520
Proximus SADP	34,516	294,556
Recticel SA	20	285
*Shurgard Self Storage, Ltd.	736	38,128
Solvay SA, Class A	33,351	4,007,790
Telenet Group Holding NV	32	743
*Tessenderlo Group SA	2,335	77,464
UCB SA	19,393	1,807,415
Umicore SA	35,489	1,165,989
Van de Velde NV	4	156
VGP NV	1,521	159,522
Viohalco SA	36	194

TOTAL BELGIUM		30,543,834

CANADA — (10.6%)
*5N Plus, Inc.	76	171
Absolute Software Corp.	1,431	11,152
Absolute Software Corp.	2,555	19,878
Acadian Timber Corp.	8	93
*Advantage Energy, Ltd.	68,042	382,275
Aecon Group, Inc.	12,021	112,295
Africa Oil Corp.	83,054	160,438
Ag Growth International, Inc.	3,874	169,293
AGF Management, Ltd., Class B	48	266
Agnico Eagle Mines, Ltd.	29,912	1,695,099
Agnico Eagle Mines, Ltd.	54,291	3,079,928
*Air Canada	28,447	397,667
Alamos Gold, Inc.	372,333	4,814,266
Alamos Gold, Inc.	2,855	36,858
Algoma Central Corp.	16	184
Algonquin Power & Utilities Corp.	32,827	279,686
#Algonquin Power & Utilities Corp.	96,071	815,998
Alimentation Couche-Tard, Inc.	133,187	6,640,201
AltaGas, Ltd.	52,480	917,036
Altius Minerals Corp.	5,513	86,376
Altus Group, Ltd.	2,715	107,695
Andlauer Healthcare Group, Inc.	8	304
Andrew Peller, Ltd., Class A	12	39
ARC Resources, Ltd.	251,344	3,118,867
*Argonaut Gold, Inc.	95,901	43,839
*Aritzia, Inc.	16,847	534,861
Atco, Ltd., Class I	12,227	403,600

7

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*ATS Corp.	10,897	$466,636
#*Aurora Cannabis, Inc.	36,582	21,949
B2Gold Corp.	176,901	696,990
B2Gold Corp.	100,070	393,256
Badger Infrastructure Solutions, Ltd.	5,740	125,651
#*Ballard Power Systems, Inc.	10,200	45,084
#*Ballard Power Systems, Inc.	40,924	180,738
Bank of Montreal	55,788	5,023,511
Bank of Montreal	67,788	6,113,800
Bank of Nova Scotia (The)	48,518	2,419,282
Bank of Nova Scotia (The)	166,142	8,292,147
Barrick Gold Corp.	77,163	1,465,545
Barrick Gold Corp.	255,564	4,865,939
*Bausch Health Cos., Inc.	2,116	15,554
*Bausch Health Cos., Inc.	32,909	242,539
#*Baytex Energy Corp.	147,015	552,810
#BCE, Inc.	29,221	1,404,654
BCE, Inc.	2,494	119,744
#Birchcliff Energy, Ltd.	86,501	523,611
Bird Construction, Inc.	8	51
Black Diamond Group, Ltd.	68	343
#*BlackBerry, Ltd.	44,053	172,247
BMTC Group, Inc.	4	40
*Bombardier, Inc., Class B	16,173	697,813
Boralex, Inc., Class A	14,359	418,182
Boyd Group Services, Inc.	3,819	636,218
Brookfield Asset Management, Ltd., Class A	10,509	351,927
#Brookfield Asset Management, Ltd., Class A	16,554	555,387
Brookfield Corp.	87,564	2,838,099
#Brookfield Corp.	108,146	3,510,419
Brookfield Infrastructure Corp., Class A	10,647	453,173
Brookfield Infrastructure Corp., Class A	3,484	148,418
Brookfield Reinsurance, Ltd.	122	3,952
BRP, Inc.	6,221	464,270
BRP, Inc.	1,145	85,612
*CAE, Inc.	21,698	487,777
#*CAE, Inc.	23,964	539,669
Calian Group, Ltd.	408	18,894
Cameco Corp.	28,153	773,206
Cameco Corp.	25,399	698,218
Canaccord Genuity Group, Inc.	9,079	72,362
#Canacol Energy, Ltd.	2,119	15,701
#*Canada Goose Holdings, Inc.	1,701	33,374
*Canada Goose Holdings, Inc.	2,272	44,492
Canadian Imperial Bank of Commerce	122,151	5,115,518
#Canadian Imperial Bank of Commerce	31,813	1,334,555
Canadian National Railway Co.	13,065	1,555,701
#Canadian National Railway Co.	75,297	8,980,673
Canadian Natural Resources, Ltd.	164,474	10,027,980
Canadian Natural Resources, Ltd.	43,655	2,657,345
Canadian Pacific Kansas City, Ltd.	45,106	3,556,157
*Canadian Pacific Kansas City, Ltd.	39,913	3,142,895
Canadian Tire Corp., Ltd., Class A	12,018	1,573,779
Canadian Utilities, Ltd., Class A	22,794	658,292
Canadian Utilities, Ltd., Class B	4	116
Canadian Western Bank	15,494	277,597
*Canfor Corp.	109	1,636
*Canfor Pulp Products, Inc.	28	41

8

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Capital Power Corp.	55,280	$1,799,871
*Capstone Copper Corp.	6,084	28,574
Cardinal Energy, Ltd.	38,755	208,591
Cascades, Inc.	17,414	141,746
CCL Industries, Inc.	30,956	1,454,108
*Celestica, Inc.	13,919	150,858
*Celestica, Inc.	14,647	159,066
Cenovus Energy, Inc.	103,392	1,733,491
#Cenovus Energy, Inc.	179,848	3,021,446
Centerra Gold, Inc.	61,221	413,466
CES Energy Solutions Corp.	63,763	126,463
*CGI, Inc.	1,354	137,277
*CGI, Inc.	54,659	5,542,969
CI Financial Corp.	39,956	392,991
Cogeco Communications, Inc.	2,773	134,244
Cogeco, Inc.	925	39,331
*Colabor Group, Inc.	68	39
Colliers International Group, Inc.	5,141	547,516
Colliers International Group, Inc.	756	80,310
Computer Modelling Group, Ltd.	28	146
Constellation Software, Inc.	3,195	6,246,822
*Converge Technology Solutions Corp.	8,700	21,168
*Copper Mountain Mining Corp.	104	195
Corby Spirit and Wine, Ltd.	8	92
Corus Entertainment, Inc., Class B	24,207	25,344
Crescent Point Energy Corp.	5,245	38,749
Crescent Point Energy Corp.	164,945	1,220,593
*Crew Energy, Inc.	32,512	110,267
*Cronos Group, Inc.	65	121
Definity Financial Corp.	4,744	128,542
*Denison Mines Corp.	52,596	57,856
#*Denison Mines Corp.	60,776	66,767
*Descartes Systems Group, Inc. (The)	6,923	548,163
*Descartes Systems Group, Inc. (The)	4,665	369,265
Dexterra Group, Inc.	48	172
Dollarama, Inc.	53,195	3,291,399
Doman Building Materials Group, Ltd.	2,148	9,724
*Dorel Industries, Inc., Class B	20	58
DREAM Unlimited Corp.	2,137	35,593
Dundee Precious Metals, Inc.	51,641	378,465
Dye & Durham, Ltd.	8,959	95,251
Dynacor Group, Inc.	40	90
*Eldorado Gold Corp.	45,178	499,217
*Eldorado Gold Corp.	7,490	82,670
Emera, Inc.	47,364	2,013,223
Empire Co., Ltd., Class A	36,959	991,350
Enbridge, Inc.	67,679	2,688,098
Enbridge, Inc.	230,396	9,160,545
Endeavour Mining PLC	40,887	1,051,492
*Endeavour Silver Corp.	15,852	61,711
*Endeavour Silver Corp.	16,720	65,208
Enerflex, Ltd.	14,471	87,703
Enerplus Corp.	49,179	735,718
Enerplus Corp.	174	2,599
Enghouse Systems, Ltd.	7,735	212,665
*Ensign Energy Services, Inc.	21,100	41,226
EQB, Inc.	5,519	244,557
*Equinox Gold Corp.	25	124

9

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Equinox Gold Corp.	68,642	$341,837
*ERO Copper Corp.	11,357	223,405
Evertz Technologies, Ltd.	8	70
Exchange Income Corp.	4,573	176,035
Exco Technologies, Ltd.	16	87
Extendicare, Inc.	2,585	12,331
Fairfax Financial Holdings, Ltd.	6,732	4,699,445
Fiera Capital Corp.	13,816	75,686
Finning International, Inc.	55,187	1,428,604
#First Majestic Silver Corp.	92	649
#First Majestic Silver Corp.	48,214	340,391
First Quantum Minerals, Ltd.	114,300	2,774,280
FirstService Corp.	997	149,811
FirstService Corp., Class WI	5,951	897,054
Fortis, Inc.	112,455	4,937,899
Fortis, Inc.	5,933	260,233
#*Fortuna Silver Mines, Inc.	21,010	78,693
*Fortuna Silver Mines, Inc.	48,383	180,469
Franco-Nevada Corp.	15,273	2,318,136
Franco-Nevada Corp.	11,279	1,709,605
*Frontera Energy Corp.	2,998	28,338
Gamehost, Inc.	20	133
*GDI Integrated Facility Services, Inc.	508	16,488
Gear Energy, Ltd.	20,217	15,651
George Weston, Ltd.	12,990	1,742,344
GFL Environmental, Inc.	3,540	128,502
GFL Environmental, Inc.	20,746	752,717
Gibson Energy, Inc.	24,115	408,762
Gildan Activewear, Inc.	721	23,454
Gildan Activewear, Inc.	39,715	1,293,915
*GoGold Resources, Inc.	9,969	13,010
#*GoldMoney, Inc.	52	79
*Gran Tierra Energy, Inc.	15,176	12,162
*Gran Tierra Energy, Inc.	29,456	23,238
#Great-West Lifeco, Inc.	33,673	956,340
Headwater Exploration, Inc.	47,576	218,184
*Heroux-Devtek, Inc.	8	76
High Liner Foods, Inc.	8	86
HLS Therapeutics, Inc.	12	50
#Home Capital Group, Inc.	6,669	214,138
Hudbay Minerals, Inc.	566	2,834
Hudbay Minerals, Inc.	68,966	345,520
ΩHydro One, Ltd.	54,243	1,586,937
iA Financial Corp., Inc.	38,477	2,579,034
*IAMGOLD Corp.	259,384	739,244
*IAMGOLD Corp.	65,331	186,894
IGM Financial, Inc.	12,637	387,412
*Imperial Metals Corp.	66	86
Imperial Oil, Ltd.	14,505	738,740
#Imperial Oil, Ltd.	32,328	1,646,075
Information Services Corp.	12	199
Innergex Renewable Energy, Inc.	20,095	205,943
Intact Financial Corp.	37,149	5,613,298
*Interfor Corp.	22,762	356,794
*Ivanhoe Mines, Ltd.	79,949	692,620
ΩJamieson Wellness, Inc.	7,690	189,713
*K92 Mining, Inc.	39,359	186,885
*Karora Resources, Inc.	13,867	49,587

10

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
K-Bro Linen, Inc.	8	$166
*Kelt Exploration, Ltd.	46,968	171,416
Keyera Corp.	45,012	1,058,013
*Kinaxis, Inc.	272	37,314
Kinross Gold Corp.	54,300	273,442
Kinross Gold Corp.	203,532	1,027,837
KP Tissue, Inc.	4	30
#*Largo, Inc.	8	38
Lassonde Industries, Inc., Class A	4	286
Laurentian Bank of Canada	44,400	1,054,430
Leon’s Furniture, Ltd.	1,479	21,100
*Lightspeed Commerce, Inc.	4,737	62,203
#*Lightspeed Commerce, Inc.	18,324	240,594
Linamar Corp.	8,847	420,074
Loblaw Cos., Ltd.	36,728	3,450,748
Logistec Corp., Class B	8	242
*Lucara Diamond Corp.	280	107
*Lumine Group, Inc.	8,998	121,075
Lundin Gold, Inc.	9,985	126,478
Lundin Mining Corp.	161,106	1,229,409
*MAG Silver Corp.	40	520
Magellan Aerospace Corp.	4	21
Magna International, Inc.	11,719	610,359
Magna International, Inc.	55,890	2,915,222
*Major Drilling Group International, Inc.	5,022	38,693
*Mandalay Resources Corp.	64	115
Manulife Financial Corp.	198,477	3,919,921
Manulife Financial Corp.	116,390	2,295,534
Maple Leaf Foods, Inc.	6,732	137,787
Martinrea International, Inc.	17,441	181,958
Medical Facilities Corp.	8	51
*MEG Energy Corp.	81,387	1,353,750
Melcor Developments, Ltd.	12	102
Methanex Corp.	58,161	2,605,031
Metro, Inc.	45,294	2,578,782
Morguard Corp.	4	305
MTY Food Group, Inc.	12,135	526,270
Mullen Group, Ltd.	23,350	258,411
National Bank of Canada	79,313	5,907,979
Neo Performance Materials, Inc.	16	106
*New Gold, Inc.	116,075	148,913
*New Gold, Inc.	339,044	433,976
NFI Group, Inc.	3,284	19,152
North American Construction Group, Ltd.	2,504	48,093
North West Co., Inc. (The)	32,502	952,318
Northland Power, Inc.	50,708	1,243,492
Nutrien, Ltd.	21,533	1,492,212
#Nutrien, Ltd.	88,720	6,157,168
*ΩNuvei Corp.	7,000	283,964
*NuVista Energy, Ltd.	44,229	383,494
#*Obsidian Energy, Ltd.	21,970	143,025
*Obsidian Energy, Ltd.	2,700	17,538
OceanaGold Corp.	175,998	402,266
Open Text Corp.	10,337	391,058
#Open Text Corp.	39,793	1,507,757
*Organigram Holdings, Inc.	20,671	10,364
Osisko Gold Royalties, Ltd.	24,548	399,150
Osisko Gold Royalties, Ltd.	67	1,088

11

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Pan American Silver Corp.	7,919	$140,829
Pan American Silver Corp.	45,757	814,932
Paramount Resources, Ltd., Class A	19,035	450,227
Parex Resources, Inc.	39,071	792,482
Park Lawn Corp.	7,914	153,869
Parkland Corp.	41,622	980,478
Pason Systems, Inc.	18,377	159,882
Pembina Pipeline Corp.	22,582	742,577
Pembina Pipeline Corp.	89,106	2,934,261
#Peyto Exploration & Development Corp.	55,684	506,629
PHX Energy Services Corp.	40	199
Pizza Pizza Royalty Corp.	8	82
Polaris Renewable Energy, Inc.	12	118
Pollard Banknote, Ltd.	4	71
*Precision Drilling Corp.	2,112	105,094
*Precision Drilling Corp.	840	41,773
Premium Brands Holdings Corp.	11,407	855,420
Primo Water Corp.	725	11,013
Primo Water Corp.	5,432	82,423
Quebecor, Inc., Class B	17,467	450,358
*Real Matters, Inc.	6,697	25,084
#Restaurant Brands International, Inc.	46,600	3,268,058
Restaurant Brands International, Inc.	7,918	554,488
Richelieu Hardware, Ltd.	37,382	1,122,866
Ritchie Bros Auctioneers, Inc.	3,432	196,158
Ritchie Bros Auctioneers, Inc.	26,350	1,506,956
Rogers Communications, Inc., Class B	28,722	1,418,580
Rogers Communications, Inc., Class B	65,440	3,229,782
Rogers Sugar, Inc.	5,044	23,318
Royal Bank of Canada	77,484	7,694,936
Royal Bank of Canada	152,007	15,075,176
Russel Metals, Inc.	73,741	1,875,739
Sandstorm Gold, Ltd.	11,096	63,731
Saputo, Inc.	29,541	764,063
Savaria Corp.	5,581	68,389
Secure Energy Services, Inc.	60,757	282,664
*Shawcor, Ltd.	12,819	115,308
*Shopify, Inc., Class A	46,760	2,263,014
#*Shopify, Inc., Class A	34,799	1,686,012
Sienna Senior Living, Inc.	12,239	98,360
ΩSleep Country Canada Holdings, Inc.	10,151	175,957
SNC-Lavalin Group, Inc.	31,569	726,206
*SNDL, Inc.	18	26
*Spartan Delta Corp.	29,397	333,136
ΩSpin Master Corp.	155	4,406
Sprott, Inc.	2,477	88,995
#Sprott, Inc.	589	21,216
SSR Mining, Inc.	43,688	625,612
Stantec, Inc.	13,927	836,316
Stantec, Inc.	12,069	724,692
Stelco Holdings, Inc.	3,237	112,984
Stella-Jones, Inc.	9,534	372,700
#Sun Life Financial, Inc.	68,302	3,352,262
#Sun Life Financial, Inc.	42,031	2,059,559
Suncor Energy, Inc.	231,196	7,241,059
Suncor Energy, Inc.	55,614	1,739,398
*SunOpta, Inc.	3,985	33,700
Superior Plus Corp.	33,389	247,408

12

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Surge Energy, Inc.	10,930	$70,675
Tamarack Valley Energy, Ltd.	44,376	122,367
*Taseko Mines, Ltd.	15,021	24,697
#TC Energy Corp.	85,114	3,535,636
TC Energy Corp.	42,594	1,768,391
Teck Resources, Ltd., Class B	46,089	2,144,567
Teck Resources, Ltd., Class B	87,461	4,075,683
TELUS Corp.	701	14,844
*TeraGo, Inc.	16	34
TerraVest Industries, Inc.	12	238
TFI International, Inc.	1,643	176,886
TFI International, Inc.	22,445	2,419,571
#Thomson Reuters Corp.	6,784	892,164
Thomson Reuters Corp.	4,684	615,278
Tidewater Midstream and Infrastructure, Ltd.	220	148
TMX Group, Ltd.	8,706	880,806
*Torex Gold Resources, Inc.	23,581	386,497
Toromont Industries, Ltd.	28,471	2,298,168
#Toronto-Dominion Bank (The)	202,841	12,298,250
Toronto-Dominion Bank (The)	74,582	4,512,973
Total Energy Services, Inc.	40	236
#Tourmaline Oil Corp.	79,562	3,570,699
TransAlta Corp.	8,918	79,549
TransAlta Corp.	29,611	263,733
TransAlta Renewables, Inc.	10,206	95,190
Transcontinental, Inc., Class A	93,621	1,007,100
Trican Well Service, Ltd.	43,201	100,971
Tricon Residential, Inc.	40,317	322,821
*Trisura Group, Ltd.	9,223	212,912
*Uni-Select, Inc.	9,776	335,453
Vecima Networks, Inc.	4	68
Vermilion Energy, Inc.	33,394	423,102
Vermilion Energy, Inc.	10,682	135,071
VersaBank	16	117
*Victoria Gold Corp.	4,312	31,029
Wajax Corp.	2,837	50,306
Waste Connections, Inc.	26,251	3,652,827
Waste Connections, Inc.	5,039	700,177
*Wesdome Gold Mines, Ltd.	230,763	1,441,099
West Fraser Timber Co., Ltd.	16,007	1,156,592
West Fraser Timber Co., Ltd.	647	46,823
Western Forest Products, Inc.	10,962	8,406
Westshore Terminals Investment Corp.	10,089	205,455
#Wheaton Precious Metals Corp.	48,098	2,375,079
Wheaton Precious Metals Corp.	13,361	658,544
Whitecap Resources, Inc.	189,138	1,489,341
Winpak, Ltd.	719	23,956
WSP Global, Inc.	22,740	2,997,965
*Xtract One Technologies, Inc.	84	55
Yellow Pages, Ltd.	14	134

TOTAL CANADA		370,890,102

CHINA — (0.0%)
*Austasia Group, Ltd.	78,520	32,008
ΩBOC Aviation, Ltd.	200	1,580
China Gold International Resources Corp., Ltd.	184	925

TOTAL CHINA		34,513

13

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
DENMARK — (2.6%)
*ALK-Abello A/S	15,030	$190,121
Alm Brand A/S	177,174	327,774
#*Ambu A/S, Class B	25,281	401,422
AP Moller - Maersk A/S, Class A	131	233,814
AP Moller - Maersk A/S, Class B	656	1,184,945
BankNordik P/F	4	86
#*Bavarian Nordic A/S	17,045	467,827
*Brodrene Hartmann A/S	4	166
Carlsberg A/S, Class B	28,460	4,710,804
cBrain A/S	6	124
*Chemometec A/S	1,482	85,566
Chr Hansen Holding A/S	20,593	1,603,810
Coloplast A/S, Class B	22,412	3,230,026
Columbus A/S	114	120
D/S Norden A/S	4,708	295,954
*Danske Bank A/S	124,331	2,625,181
#*Demant A/S	12,222	523,906
Dfds A/S	7,585	305,139
DSV A/S	36,524	6,873,305
FLSmidth & Co. A/S	10,744	423,948
*Genmab A/S	9,146	3,766,072
#*Genmab A/S, Class S, ADR	22,620	927,646
*GN Store Nord A/S	21,734	579,462
H Lundbeck A/S	9,417	49,880
H Lundbeck A/S, Class A	3,175	15,989
*H+H International A/S, Class B	46	756
ISS A/S	32,010	668,525
*Jyske Bank A/S, Registered	9,437	689,258
Matas A/S	2,617	32,948
*ΩNetcompany Group A/S	7,339	283,503
*Nilfisk Holding A/S	1,710	35,055
*NKT A/S	9,077	476,215
*ΩNNIT A/S	8	89
Novo Nordisk A/S, Class B	234,434	39,050,920
Novo Nordisk A/S, Sponsored ADR	24,329	4,065,133
Novozymes A/S, B Shares	32,723	1,703,207
*NTG Nordic Transport Group A/S	709	37,648
ΩOrsted A/S	22,934	2,060,605
Pandora A/S	21,598	1,996,871
Per Aarsleff Holding A/S	572	24,655
Ringkjoebing Landbobank A/S	5,271	741,311
ROCKWOOL A/S, Class B	1,760	425,577
Royal Unibrew A/S	9,450	845,157
#*RTX A/S	4	81
ΩScandinavian Tobacco Group A/S	11,051	215,740
Schouw & Co. A/S	689	58,681
SimCorp A/S	6,384	691,703
Solar A/S, B Shares	204	16,710
SP Group A/S	217	9,241
Spar Nord Bank A/S	16,112	261,799
Sydbank AS	59,830	2,669,234
Topdanmark A/S	8,169	431,240
TORM PLC, Class A	5,865	183,300
Tryg A/S	55,665	1,315,090
*Vestas Wind Systems A/S	140,196	3,871,987
*Zealand Pharma A/S	8,280	279,871

TOTAL DENMARK		91,965,197

14

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINLAND — (1.2%)
Aktia Bank OYJ	1,287	$12,972
Alandsbanken Abp, Class B	4	156
Alma Media OYJ	24	236
Apetit OYJ	8	108
Bittium OYJ	16	73
Cargotec OYJ, Class B	5,147	284,398
Caverion OYJ	1,569	14,897
Citycon OYJ	15,002	113,451
Digia OYJ	8	49
Elisa OYJ	28,004	1,741,207
ΩEnento Group OYJ	17	348
*Finnair OYJ	836	490
Fiskars OYJ Abp	1,797	31,067
Fortum OYJ	76,511	1,142,850
F-Secure Oyj	5,700	18,375
Harvia OYJ	791	19,596
Huhtamaki OYJ	18,039	650,025
#*Incap Oyj	2,851	35,252
Kemira OYJ	10,558	185,214
Kesko OYJ, Class A	1,197	24,870
Kesko OYJ, Class B	60,362	1,259,819
Kojamo OYJ	9,738	121,160
Kone OYJ, Class B	60,772	3,468,660
Konecranes OYJ	14,308	560,284
Lassila & Tikanoja OYJ	1,407	15,844
Marimekko Oyj	1,380	14,283
Metsa Board Oyj	9	106
Metsa Board Oyj	12,520	90,327
Metso Outotec OYJ	112,375	1,240,616
Musti Group OYJ	5,274	109,404
Neste OYJ	51,172	2,482,334
Nokia OYJ	181,365	769,269
#Nokia OYJ, Sponsored ADR	939,005	3,934,431
Nokian Renkaat OYJ	27,721	270,171
Nordea Bank Abp	533,570	5,920,047
Olvi OYJ, A Shares	586	19,149
Oriola OYJ, Class A	40	67
Oriola OYJ, Class B	92	148
Orion OYJ, Class A	24	1,127
Orion OYJ, Class B	24,515	1,153,488
Outokumpu OYJ	299,754	1,635,774
Ponsse OYJ	328	10,302
*QT Group Oyj	807	69,439
Raisio OYJ, Class V	4,893	12,316
Rapala VMC OYJ	32	142
Revenio Group OYJ	4,327	162,895
ΩRovio Entertainment OYJ	6,265	64,428
Sampo OYJ, A Shares	103,840	5,268,808
Sanoma OYJ	1,413	12,292
Stora Enso OYJ, Class R	104,505	1,326,791
Taaleri OYJ	8	92
Talenom OYJ	641	5,463
#*Tecnotree OYJ	168	86
*Teleste OYJ	16	61
ΩTerveystalo OYJ	21,140	185,074
TietoEVRY OYJ	13,271	424,297
Tokmanni Group Corp.	22,456	307,661
UPM-Kymmene OYJ	94,797	3,024,546

15

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Uponor OYJ	14,919	$398,257
Vaisala OYJ, A Shares	345	14,530
Valmet OYJ	28,094	949,700
Wartsila OYJ Abp	208,089	2,412,160
*WithSecure Oyj	5,700	9,364
#YIT OYJ	27,068	70,165

TOTAL FINLAND		42,071,011

FRANCE — (9.9%)
ABC arbitrage	45	301
*Accor SA	30,685	1,088,101
*Aeroports de Paris	4,557	724,954
*Air France-KLM	76,016	131,631
Air Liquide SA	66,768	12,028,265
Airbus SE	93,494	13,123,015
AKWEL	8	119
ΩALD SA	27,039	325,674
Alstom SA	67,961	1,706,153
Alten SA	6,206	1,055,116
#ΩAmundi SA	9,888	647,883
Arkema SA	19,655	1,944,669
*Atos SE	22,648	313,417
Aubay	339	16,673
AXA SA	302,035	9,859,986
Axway Software SA	4	94
*Bastide le Confort Medical	8	249
Beneteau SA	8,538	137,430
BioMerieux	8,682	909,607
BNP Paribas SA	160,673	10,392,836
Boiron SA	248	10,924
#Bollore SE	79,658	538,206
Bonduelle SCA	222	2,804
#Bouygues SA	49,551	1,816,177
Bureau Veritas SA	64,667	1,866,190
Capgemini SE	30,903	5,625,861
Carrefour SA	142,221	2,961,237
Catana Group	1,780	13,382
Cegedim SA	539	11,794
*CGG SA	224,802	168,763
Chargeurs SA	3,854	63,311
Cie de Saint-Gobain	115,446	6,681,033
Cie des Alpes	16	254
*Cie Generale des Etablissements Michelin SCA	157,325	5,007,374
*Cie Plastic Omnium SA	257	4,548
Coface SA	75,039	1,148,201
Credit Agricole SA	130,080	1,591,750
Danone SA	70,412	4,663,299
Dassault Aviation SA	2,206	431,799
Dassault Systemes SE	79,953	3,236,781
Derichebourg SA	32,244	199,167
Edenred	46,613	3,032,058
Eiffage SA	30,402	3,621,523
*ΩElior Group SA	30,618	106,477
Elis SA	48,412	962,040
Engie SA	130,455	2,090,621
Equasens	224	17,731
Eramet SA	1,527	148,519
EssilorLuxottica SA	35,286	6,988,638
Etablissements Maurel et Prom SA	18,559	71,056

16

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Eurazeo SE	6,134	$437,804
*Euroapi SA	3,024	36,373
Eurofins Scientific SE	31,352	2,189,586
ΩEuronext NV	15,706	1,250,168
#Eutelsat Communications SA	63,455	422,076
*Exail Technologies SA	14	293
*Faurecia SE	22,695	469,785
*Faurecia SE	342	7,057
Fnac Darty SA	22,403	844,874
Gaztransport Et Technigaz SA	4,222	451,891
Getlink SE	67,562	1,265,016
*GL Events	1,775	42,719
Guerbet	1,276	23,441
Haulotte Group SA	16	62
Hermes International	3,966	8,611,535
HEXAOM	4	78
*ID Logistics Group	649	190,946
Imerys SA	3,786	155,653
#*Innate Pharma SA	40	115
Ipsen SA	7,843	952,451
IPSOS	48,654	2,640,573
Jacquet Metals SACA	16	313
*JCDecaux SA	12,868	285,261
Kaufman & Broad SA	3,171	103,273
Kering SA	13,645	8,732,619
ΩLa Francaise des Jeux SAEM	16,617	710,689
Lectra	5,836	190,066
Legrand SA	59,592	5,638,148
LISI	4,434	125,805
#LNA Sante SA	4	140
L’Oreal SA	34,430	16,449,086
LVMH Moet Hennessy Louis Vuitton SE	46,818	45,019,296
ΩMaisons du Monde SA	7,414	78,167
Manitou BF SA	2,199	54,380
#Mersen SA	4,695	189,707
Metropole Television SA	7,747	125,211
*Nacon SA	5	13
ΩNeoen SA	5,952	178,731
Nexans SA	5,269	452,850
#Nexity SA	17,301	454,204
NRJ Group	12	92
Oeneo SA	40	636
Orange SA	600,378	7,831,824
Pernod Ricard SA	26,931	6,225,824
*Prodways Group SA	21	51
Publicis Groupe SA	43,975	3,598,396
Quadient SA	8,159	162,135
Remy Cointreau SA	3,960	685,721
*Renault SA	39,604	1,470,394
Rexel SA	51,034	1,183,168
Rothschild & Co.	1,329	68,739
Rubis SCA	14,496	428,575
Safran SA	42,793	6,658,474
Sanofi	158,564	17,505,410
Sartorius Stedim Biotech	4,390	1,175,287
Schneider Electric SE	68,639	11,959,160
SCOR SE	93,165	2,408,837
SEB SA	4,856	556,472

17

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Seche Environnement SA	646	$74,028
SES SA	76,996	477,294
*ΩSMCP SA	9,854	87,248
Societe BIC SA	3,690	227,926
Societe Generale SA	187,432	4,557,507
Societe pour l’Informatique Industrielle	2,165	120,942
Sodexo SA	24,586	2,638,286
*SOITEC	4,377	646,064
Sopra Steria Group SACA	3,199	692,210
SPIE SA	28,057	875,968
*ΩSRP Groupe SA	52	85
Stef SA	4	465
STMicroelectronics NV	33,460	1,424,581
#STMicroelectronics NV, Sponsored NVDR	63,349	2,716,405
*Sword Group	211	10,156
Synergie SE	4	146
Technip Energies NV	29,810	662,481
#Teleperformance	14,506	2,895,435
Television Francaise 1	11,920	96,197
Thales SA	19,030	2,907,653
Thermador Groupe	228	23,661
TotalEnergies SE	521,979	33,388,677
Trigano SA	2,208	287,640
*Ubisoft Entertainment SA	23,544	688,541
Valeo SA	114,961	2,241,981
*Vallourec SA	31,148	355,392
Veolia Environnement SA	128,946	4,084,191
ΩVerallia SA	14,553	591,567
Vetoquinol SA	4	392
Vicat SA	4,128	120,541
VIEL & Cie SA	16	134
»Vilmorin & Cie SA	407	19,343
Vinci SA	88,985	11,022,430
Virbac SA	164	56,037
Vivendi SE	134,072	1,473,341
#*Voltalia SA	4,421	67,257
Wavestone	1,743	89,767
*ΩWorldline SA	48,478	2,107,600
*ΩX-Fab Silicon Foundries SE	14,182	120,793

TOTAL FRANCE		346,037,703

GERMANY — (7.0%)
1&1 AG	2,874	33,569
3U Holding AG	24	144
7C Solarparken AG	12	53
*Aareal Bank AG	2,808	101,371
Adesso SE	116	17,365
adidas AG	32,057	5,642,711
#*ΩADLER Group SA	1,150	701
#*ADVA Optical Networking SE	2,477	54,692
AIXTRON SE	1,117	31,606
Allgeier SE	4	121
Allianz SE, Registered	64,212	16,123,890
Amadeus Fire AG	523	77,139
Atoss Software AG	475	95,231
ΩAumann AG	8	147
Aurubis AG	7,044	659,452
*ΩAuto1 Group SE	14,308	112,657
BASF SE	152,339	7,879,313

18

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Basler AG	12	$259
*Bauer AG	17	120
Bayer AG, Registered	212,512	14,020,443
Bayerische Motoren Werke AG	58,739	6,578,145
BayWa AG	429	18,376
Bechtle AG	16,113	748,015
ΩBefesa SA	12,074	543,317
Beiersdorf AG	10,794	1,508,634
Bertrandt AG	4	223
*Bijou Brigitte AG	4	242
Bilfinger SE	56,565	2,447,944
*Borussia Dortmund GmbH & Co. KGaA	5,423	27,091
Brenntag SE	47,352	3,856,956
CANCOM SE	6,709	241,163
Carl Zeiss Meditec AG	4,567	614,110
*CECONOMY AG	50,060	152,424
CENIT AG	8	132
Cewe Stiftung & Co. KGaA	201	20,726
*Commerzbank AG	216,876	2,409,866
CompuGroup Medical SE & Co. KGaA	6,097	335,072
Continental AG	19,652	1,375,944
*ΩCovestro AG	56,387	2,476,969
CropEnergies AG	8,711	100,785
*CTS Eventim AG & Co. KGaA	10,180	669,825
*Daimler Truck Holding AG	96,839	3,200,883
*ΩDelivery Hero SE	16,523	659,059
Dermapharm Holding SE	2,420	121,454
Deutsche Bank AG, Registered	30,520	335,019
Deutsche Bank AG, RegisteredSponsored	555,643	6,117,630
Deutsche Boerse AG	28,771	5,491,837
*Deutsche Lufthansa AG, Registered	82,812	889,557
Deutsche Post AG, Registered	196,423	9,437,325
Deutsche Telekom AG	654,382	15,806,887
Deutsche Wohnen SE	444	10,049
Deutz AG	27,423	182,104
#DIC Asset AG	4,140	31,491
Duerr AG	54,078	1,874,640
E.ON SE	503,433	6,672,238
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,117	109,379
EDAG Engineering Group AG	4	47
Elmos Semiconductor SE	1,546	116,744
ElringKlinger AG	1,562	17,538
Encavis AG	16,598	287,231
Energiekontor AG	83	6,643
Evonik Industries AG	37,524	818,585
*Evotec SE	1,849	33,936
Fielmann AG	1,878	97,362
#*flatexDEGIRO AG	19,529	210,210
#*Fraport AG Frankfurt Airport Services Worldwide	6,420	344,956
Freenet AG	30,115	859,099
Fresenius Medical Care AG & Co. KGaA	46,133	2,242,987
Fresenius SE & Co. KGaA	84,331	2,441,112
FUCHS PETROLUB SE	86	2,796
FUCHS PETROLUB SE, Preference	15,568	615,295
GEA Group AG	26,283	1,234,355
Gerresheimer AG	30,899	3,366,893
GFT Technologies SE	3,100	122,316
Grand City Properties SA	9,627	80,349

19

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Hamburger Hafen und Logistik AG	4,295	$59,366
Hannover Rueck SE	8,988	1,921,039
#ΩHapag-Lloyd AG	3,648	1,132,499
HeidelbergCement AG	28,526	2,159,133
#*Heidelberger Druckmaschinen AG	42,687	88,315
*HelloFresh SE	23,253	622,014
Henkel AG & Co. KGaA	8,598	635,975
Hensoldt AG	3,592	134,829
*Highlight Communications AG	12	48
HOCHTIEF AG	4,155	347,473
Hornbach Holding AG & Co. KGaA	2,515	213,794
HUGO BOSS AG	44,581	3,357,602
*Hypoport SE	481	77,051
Indus Holding AG	506	14,999
Infineon Technologies AG	199,688	7,254,067
ΩInstone Real Estate Group SE	3,750	30,015
*Jenoptik AG	30,419	969,862
ΩJOST Werke AG	2,405	133,021
Jungheinrich AG, Preference	7,715	298,447
K+S AG, Registered	68,003	1,358,108
KION Group AG	12,069	498,589
Kloeckner & Co. SE	13,371	148,353
Knorr-Bremse AG	12,016	841,571
*Koenig & Bauer AG	8	166
Kontron AG	3,936	76,174
Krones AG	1,347	176,666
KWS Saat SE & Co. KGaA	70	4,544
LANXESS AG	8,959	364,571
LEG Immobilien SE	16,523	1,028,446
*Leoni AG	16	5
*Manz AG	4	105
*Medigene AG	8	16
Mercedes-Benz Group AG	156,349	12,182,725
*Merck KGaA	16,250	2,916,138
*METRO AG	41,385	352,033
MLP SE	2,308	13,173
MTU Aero Engines AG	8,470	2,222,697
*Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	14,894	5,598,815
#*Nagarro SE	1,116	119,879
Nemetschek SE	8,781	684,216
New Work SE	43	7,833
Nexus AG	474	27,211
#*Nordex SE	6,494	78,003
Norma Group SE	7,067	167,898
OHB SE	4	142
PATRIZIA SE	5,951	63,991
Pfeiffer Vacuum Technology AG	652	108,691
ProSiebenSat.1 Media SE	41,359	370,761
PSI Software AG	8	260
Puma SE	19,689	1,151,170
*PVA TePla AG	2,923	62,603
*q.beyond AG	48	39
*QIAGEN NV	9,531	426,254
*QIAGEN NV	34,031	1,518,123
Rational AG	648	468,580
Rheinmetall AG	21,524	6,308,923
RTL Group SA	2,276	106,739
*RWE AG	133,014	6,248,339

20

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Salzgitter AG	8,029	$317,685
SAP SE	115,734	15,697,813
SAP SE, Sponsored ADR	456	61,683
ΩScout24 SE	8,068	503,248
Secunet Security Networks AG	130	28,704
#*SGL Carbon SE	17,378	160,005
Siemens AG, Registered	97,437	16,017,188
*Siemens Energy AG	68,108	1,667,736
ΩSiemens Healthineers AG	29,873	1,860,714
Siltronic AG	4,602	331,001
Sixt SE	2,859	354,455
*SMA Solar Technology AG	571	61,651
*SNP Schneider-Neureither & Partner SE	4	130
Software AG	10,843	369,893
Stabilus SE	6,075	397,041
STRATEC SE	1,794	123,389
Stroeer SE & Co. KGaA	6,544	359,205
Suedzucker AG	10,214	206,580
SUESS MicroTec SE	817	21,331
Surteco Group SE	4	87
Symrise AG	24,557	2,967,282
*Synlab AG	2,839	30,026
TAG Immobilien AG	17,039	145,785
Takkt AG	765	12,263
Talanx AG	5,934	298,469
*ΩTeamViewer SE	29,110	535,890
Technotrans SE	4	123
Telefonica Deutschland Holding AG	210,583	712,560
thyssenkrupp AG	86,643	622,131
Traffic Systems SE	4	141
United Internet AG	12,673	217,699
*va-Q-tec AG	4	97
VERBIO Vereinigte BioEnergie AG	2,547	94,873
*Vitesco Technologies Group AG	3,030	207,397
Volkswagen AG	3,737	626,890
Vonovia SE	102,187	2,213,976
Vossloh AG	391	17,936
Wacker Chemie AG	2,439	376,836
Wacker Neuson SE	1,088	26,545
Washtec AG	224	9,818
Wuestenrot & Wuerttembergische AG	520	9,472
*ΩZalando SE	13,264	544,296
Zeal Network SE	496	20,288

TOTAL GERMANY		246,197,380

HONG KONG — (2.2%)
AIA Group, Ltd.	1,709,000	18,494,446
*Aidigong Maternal & Child Health, Ltd.	304,000	20,138
*Apollo Future Mobility Group, Ltd.	920,000	13,947
ASMPT, Ltd.	86,400	676,350
Bank of East Asia, Ltd. (The)	217,894	286,458
BOC Hong Kong Holdings, Ltd.	955,500	3,006,516
Bright Smart Securities & Commodities Group, Ltd.	142,000	24,963
ΩBudweiser Brewing Co APAC, Ltd.	159,700	459,779
Cafe de Coral Holdings, Ltd.	52,000	72,602
#*Cathay Pacific Airways, Ltd.	336,000	324,019
*China Energy Development Holdings, Ltd.	8,000	93
Chow Sang Sang Holdings International, Ltd.	51,000	66,918
Chow Tai Fook Jewellery Group, Ltd.	2,010,400	4,020,851

21

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
CITIC Telecom International Holdings, Ltd.	398,000	$159,709
CK Asset Holdings, Ltd.	350,127	2,065,106
CK Hutchison Holdings, Ltd.	463,000	3,096,536
CK Infrastructure Holdings, Ltd.	87,500	497,140
#CK Life Sciences Int’l Holdings, Inc.	2,000	201
CLP Holdings, Ltd.	443,500	3,299,456
*C-Mer Eye Care Holdings, Ltd.	98,000	55,929
*Cowell e Holdings, Inc.	56,000	107,864
Dah Sing Banking Group, Ltd.	400	320
Dah Sing Financial Holdings, Ltd.	5,600	14,303
*Digital Domain Holdings, Ltd.	4,000	119
EC Healthcare	91,000	61,092
*Esprit Holdings, Ltd.	2,087,500	170,193
ΩESR Group, Ltd.	138,000	214,826
Far East Consortium International, Ltd.	1,153	291
First Pacific Co., Ltd.	598,000	199,590
*ΩFIT Hon Teng, Ltd.	366,000	72,268
*ΩFosun Tourism Group	20,000	23,185
*ΩFrontage Holdings Corp.	94,000	29,098
*Galaxy Entertainment Group, Ltd.	93,000	657,524
*»Genting Hong Kong, Ltd.	368,000	3,647
Giordano International, Ltd.	62,000	18,640
Great Eagle Holdings, Ltd.	6,187	12,611
Guotai Junan International Holdings, Ltd.	614,000	51,624
#*Haitong International Securities Group, Ltd.	1,016,900	85,498
Hang Lung Group, Ltd.	1,000	1,755
Hang Lung Properties, Ltd.	383,000	698,679
Hang Seng Bank, Ltd.	85,500	1,264,545
Henderson Land Development Co., Ltd.	271,000	963,184
HK Electric Investments & HK Electric Investments, Ltd.	316,000	199,264
HKBN, Ltd.	605,500	426,555
HKT Trust & HKT, Ltd.	832,000	1,091,683
Hong Kong & China Gas Co., Ltd.	2,290,000	2,030,395
Hong Kong Exchanges & Clearing, Ltd.	185,400	7,652,276
Hong Kong Technology Venture Co., Ltd.	116,000	72,852
*Hongkong & Shanghai Hotels, Ltd. (The)	1,000	980
Hysan Development Co., Ltd.	114,000	321,673
*IGG, Inc.	370,000	304,959
Johnson Electric Holdings, Ltd.	8,009	8,927
K Wah International Holdings, Ltd.	47,000	16,226
Karrie International Holdings, Ltd.	2,000	219
Kerry Logistics Network, Ltd.	500	707
Kerry Properties, Ltd.	123,500	317,800
#Kowloon Development Co., Ltd.	6,000	6,535
*KRP Development Holdings, Ltd.	500	87
L’Occitane International SA	105,750	268,083
Luk Fook Holdings International, Ltd.	58,000	185,455
Man Wah Holdings, Ltd.	480,400	402,684
*Melco International Development, Ltd.	289,000	333,551
*MGM China Holdings, Ltd.	89,200	121,132
Modern Dental Group, Ltd.	59,000	19,091
MTR Corp., Ltd.	168,000	837,871
*NagaCorp., Ltd.	2,038	1,646
New World Development Co., Ltd.	179,000	475,439
Nissin Foods Co., Ltd.	45,000	40,128
Pacific Basin Shipping, Ltd.	6,253,000	2,166,672
Pacific Textiles Holdings, Ltd.	155,000	49,759
PC Partner Group, Ltd.	40,000	22,828

22

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
PCCW, Ltd.	523,000	$272,496
Perfect Medical Health Management, Ltd.	48,000	23,358
Power Assets Holdings, Ltd.	260,500	1,486,694
PRADA SpA	29,300	214,994
*ΩSamsonite International SA	253,800	800,208
*Sands China, Ltd.	97,200	344,848
*Shin Hwa World, Ltd.	2,400	41
*Shun Tak Holdings, Ltd.	258,000	46,671
Sino Land Co., Ltd.	338,487	455,346
SITC International Holdings Co., Ltd.	359,000	661,300
#*SJM Holdings, Ltd.	697,249	360,620
SmarTone Telecommunications Holdings, Ltd.	56,000	34,029
#Solomon Systech International, Ltd.	336,000	20,760
*Space Group Holdings, Ltd.	10,000	4,459
Stella International Holdings, Ltd.	9,500	9,887
Sun Hung Kai Properties, Ltd.	156,500	2,173,085
SUNeVision Holdings, Ltd.	166,000	94,103
Swire Pacific, Ltd., Class A	71,500	565,631
Swire Pacific, Ltd., Class B	25,000	31,688
Swire Properties, Ltd.	288,400	773,363
Techtronic Industries Co., Ltd.	203,000	2,182,601
*Television Broadcasts, Ltd.	91,600	80,049
Texhong International Group, Ltd.	53,000	38,620
*Theme International Holdings, Ltd.	300,000	34,777
Town Health International Medical Group, Ltd.	72,000	2,798
United Laboratories International Holdings, Ltd. (The)	778,000	628,355
Value Partners Group, Ltd.	159,000	50,233
Vitasoy International Holdings, Ltd.	104,000	183,625
*ΩVPower Group International Holdings, Ltd.	1,004	47
VSTECS Holdings, Ltd.	160,000	91,721
VTech Holdings, Ltd.	23,700	142,051
*Wang On Group, Ltd.	20,000	125
ΩWH Group, Ltd.	5,960,260	3,310,454
Wharf Real Estate Investment Co., Ltd.	203,000	1,166,295
*Wynn Macau, Ltd.	208,400	223,800
Xinyi Glass Holdings, Ltd.	453,000	825,221
Yue Yuen Industrial Holdings, Ltd.	500	750
*Zensun Enterprises, Ltd.	64,000	5,870

TOTAL HONG KONG		76,008,463

IRELAND — (0.6%)
AIB Group PLC	204,411	879,658
Bank of Ireland Group PLC	252,121	2,608,052
Cairn Homes PLC	54,908	62,073
CRH PLC	22,454	1,085,268
CRH PLC, Sponsored ADR	132,405	6,421,643
*Dalata Hotel Group PLC	7,983	40,144
FBD Holdings PLC	114	1,611
*Flutter Entertainment PLC	22,744	4,547,294
Glanbia PLC	20,548	311,918
*ΩGlenveagh Properties PLC	67,065	70,041
Irish Continental Group PLC	10,878	56,203
Kerry Group PLC, Class A	18,136	1,910,907
Kingspan Group PLC	30,096	2,083,263
*Permanent TSB Group Holdings PLC	92	230
Smurfit Kappa Group PLC	62,400	2,310,550

TOTAL IRELAND		22,388,855

23

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ISRAEL — (0.5%)
*AFI Properties, Ltd.	16	$425
Africa Israel Residences, Ltd.	4	146
*Airport City, Ltd.	2,299	29,233
*Allot, Ltd.	16	43
Alrov Properties and Lodgings, Ltd.	4	158
Amot Investments, Ltd.	24,311	128,092
Arad, Ltd.	8	99
Ashtrom Group, Ltd.	24	376
*Azorim-Investment Development & Construction Co., Ltd.	2,333	5,553
Azrieli Group, Ltd.	250	14,437
Bank Hapoalim BM	213,245	1,816,111
Bank Leumi Le-Israel BM	433,442	3,394,637
Bezeq The Israeli Telecommunication Corp., Ltd.	1,522,072	2,058,059
*Big Shopping Centers, Ltd.	1,299	109,665
Blue Square Real Estate, Ltd.	4	200
*Camtek, Ltd.	16	409
*Cellcom Israel, Ltd.	14,920	52,927
*Clal Insurance Enterprises Holdings, Ltd.	9,080	138,555
Danel Adir Yeoshua, Ltd.	478	34,728
Delek Automotive Systems, Ltd.	6,421	51,383
Delek Group, Ltd.	2,205	236,299
Delta Galil, Ltd.	1,114	46,962
Elbit Systems, Ltd.	10	1,838
Elbit Systems, Ltd.	1,696	311,595
Electra Consumer Products 1970, Ltd.	4	94
Electra Real Estate, Ltd.	36	371
Energix-Renewable Energies, Ltd.	19,203	56,556
*Enlight Renewable Energy, Ltd.	22,221	364,068
*Equital, Ltd.	595	15,029
*Fattal Holdings 1998, Ltd.	225	19,960
First International Bank of Israel, Ltd. (The)	10,653	383,179
Formula Systems 1985, Ltd.	1,088	68,426
Fox Wizel, Ltd.	1,934	161,094
Gav-Yam Lands Corp., Ltd.	141	1,010
*Gilat Satellite Networks, Ltd.	2,217	10,303
Harel Insurance Investments & Financial Services, Ltd.	19,972	177,562
Hilan, Ltd.	1,687	74,366
ICL Group, Ltd.	81,524	498,813
Inrom Construction Industries, Ltd.	5,403	18,587
Isracard, Ltd.	4,817	19,485
Israel Canada T.R, Ltd.	21,408	39,031
Israel Discount Bank, Ltd., Class A	494,650	2,428,056
Isras Investment Co., Ltd.	393	68,086
*Kamada, Ltd.	20	90
Kenon Holdings, Ltd.	12	316
Magic Software Enterprises, Ltd.	20	261
Malam - Team, Ltd.	636	10,798
Matrix IT, Ltd.	2,711	48,376
Maytronics, Ltd.	10,662	111,151
Mediterranean Towers, Ltd.	48	90
Mega or Holdings, Ltd.	16	313
Menora Mivtachim Holdings, Ltd.	20	417
*Migdal Insurance & Financial Holdings, Ltd.	9,952	10,646
Mivne Real Estate KD, Ltd.	40,538	112,591
Mizrahi Tefahot Bank, Ltd.	20,702	671,764
*Nice, Ltd.	2,213	453,499
#*Nice, Ltd., Sponsored ADR	1,500	306,015
*Nova, Ltd.	4,251	388,341

24

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Nova, Ltd.	598	$54,687
Novolog, Ltd.	180	90
Oil Refineries, Ltd.	1,042,760	288,186
*OPC Energy, Ltd.	1,165	8,249
*Partner Communications Co., Ltd.	15,210	73,782
*Paz Oil Co., Ltd.	707	66,297
*Perion Network, Ltd.	889	31,170
Phoenix Holdings, Ltd. (The)	28,157	299,267
Plasson Industries, Ltd.	4	163
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	12	682
Shapir Engineering and Industry, Ltd.	1,858	13,167
*Shikun & Binui, Ltd.	11,841	25,246
*Shufersal, Ltd.	98,116	496,185
*Strauss Group, Ltd.	2,069	45,841
Tadiran Group, Ltd.	649	57,593
Telsys, Ltd.	2	133
*Teva Pharmaceutical Industries, Ltd.	20,888	173,758
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	85,897	749,881
*Tower Semiconductor, Ltd.	213	9,348
YH Dimri Construction & Development, Ltd.	4	214

TOTAL ISRAEL		17,344,613

ITALY — (2.4%)
A2A SpA	316,086	558,332
ACEA SpA	3,315	48,675
Amplifon SpA	21,761	799,521
ΩAnima Holding SpA	379,928	1,579,608
Aquafil SpA	12	66
Arnoldo Mondadori Editore SpA	156	342
Ascopiave SpA	64	206
Assicurazioni Generali SpA	233,914	4,875,576
Avio SpA	12	122
Azimut Holding SpA	79,843	1,784,083
Banca Generali SpA	8,450	280,703
Banca IFIS SpA	4,062	68,253
Banca Mediolanum SpA	24,334	220,129
Banca Popolare di Sondrio SPA	96,061	437,142
ΩBanca Sistema SpA	32	48
Banco BPM SpA	588,039	2,392,276
*Banco di Desio e della Brianza SpA	40	148
ΩBFF Bank SpA	5,660	54,488
Biesse SpA	1,675	25,556
BPER Banca	193,229	542,910
Brembo SpA	26,102	383,548
Brunello Cucinelli SpA	5,270	504,426
Buzzi Unicem SpA	12,941	321,739
Cairo Communication SpA	44	89
ΩCarel Industries SpA	2,003	52,629
Cementir Holding NV	40	336
CNH Industrial NV	52,107	733,168
Credito Emiliano SpA	4,650	35,730
d’Amico International Shipping SA	170,232	75,832
Danieli & C Officine Meccaniche SpA	5,125	105,012
Danieli & C Officine Meccaniche SpA	3,247	84,598
Davide Campari-Milano NV, Class M	52,512	677,125
De’ Longhi SpA	1,443	33,550
DiaSorin SpA	20	2,174
#Digital Bros SpA	4	91
ΩdoValue SpA	2,992	21,008

25

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
El.En. SpA	738	$9,533
Elica SpA	12	37
Emak SpA	40	51
ΩEnav SpA	37,632	176,735
Enel SpA	1,134,366	7,763,231
Eni SpA	499,094	7,574,019
ERG SpA	4,034	122,026
Esprinet SpA	1,359	12,040
*Eurotech SpA	20	65
Ferrari NV	4,088	1,138,665
Ferrari NV	17,362	4,837,748
FinecoBank Banca Fineco SpA	104,007	1,576,525
*FNM SpA	100	49
*Geox SpA	64	73
Gruppo MutuiOnline SpA	1,822	56,925
Hera SpA	100,706	313,970
*Illimity Bank SpA	4,851	34,248
ΩInfrastrutture Wireless Italiane SpA	41,968	583,558
Interpump Group SpA	7,174	399,805
Intesa Sanpaolo SpA	1,746,110	4,596,599
Iren SpA	131,686	284,801
Italgas SpA	75,072	491,474
*Iveco Group NV	53,923	485,176
*KME Group SpA	148	159
Leonardo SpA	77,891	929,137
LU-VE SpA	4	134
Maire Tecnimont SpA	14,699	63,093
Mediobanca Banca di Credito Finanziario SpA	101,347	1,088,658
MFE-MediaForEurope NV, Class A	82,544	39,076
Moncler SpA	48,889	3,624,846
*ΩNexi SpA	92,562	767,024
Openjobmetis Spa agenzia per il lavoro	8	88
ΩOVS SpA	56,688	170,227
Piaggio & C SpA	28,352	116,688
ΩPiovan SpA	12	135
ΩPirelli & C SpA	56,529	296,187
ΩPoste Italiane SpA	77,284	804,238
Prysmian SpA	43,145	1,765,716
ΩRAI Way SpA	10,257	65,791
Recordati Industria Chimica e Farmaceutica SpA	53,875	2,482,009
Reply SpA	2,421	281,978
Rizzoli Corriere Della Sera Mediagroup SpA	108	93
*Safilo Group SpA	96	138
Sanlorenzo SpA Ameglia	976	43,800
*Saras SpA	408,198	528,837
Sesa SpA	1,607	196,750
Snam SpA	308,511	1,716,599
*Sogefi SpA	48	65
SOL SpA	1,262	36,503
Stellantis NV	57,854	958,059
Stellantis NV	13,994	231,616
#Stellantis NV	372,300	6,191,349
ΩTechnogym SpA	21,787	198,796
*Telecom Italia SpA	3,808	1,101
#*Telecom Italia SpA Milano	1,787,983	526,841
Tenaris SA	52,674	758,882
Tenaris SA, Sponsored ADR	9,719	279,032
Terna - Rete Elettrica Nazionale	247,363	2,146,471

26

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
*Tessellis SpA	21	$13
Tinexta SpA	2,171	44,292
*Tod’s SpA	1,088	46,004
UniCredit SpA	438,982	8,694,344
#ΩUnieuro SpA	2,083	25,043
Unipol Gruppo SpA	61,269	344,697
#UnipolSai Assicurazioni SpA	17,319	46,615
Webuild SpA	7,677	16,527
Zignago Vetro SpA	517	9,612

TOTAL ITALY		82,693,855

JAPAN — (20.7%)
77 Bank, Ltd. (The)	11,400	184,105
A&D HOLON Holdings Co., Ltd.	6,500	65,064
ABC-Mart, Inc.	400	22,649
AD Works Group Co., Ltd.	5,600	7,074
Adastria Co., Ltd.	4,400	82,626
ADEKA Corp.	16,300	273,173
Adtec Plasma Technology Co., Ltd.	600	5,737
Advantest Corp.	39,400	3,049,800
Aeon Co., Ltd.	111,300	2,262,129
Aeon Delight Co., Ltd.	1,100	24,316
Aeon Fantasy Co., Ltd.	1,100	26,336
Aeon Hokkaido Corp.	2,400	14,347
Aeon Mall Co., Ltd.	30,100	404,531
AGC, Inc.	64,400	2,388,426
Agro-Kanesho Co., Ltd.	200	2,614
Ahresty Corp.	3,400	14,158
Ai Holdings Corp.	2,000	34,781
Aica Kogyo Co., Ltd.	6,500	147,028
Aichi Financial Group, Inc.	433	6,748
Aichi Steel Corp.	1,500	29,865
Aida Engineering, Ltd.	9,000	56,446
Ain Holdings, Inc.	4,800	198,818
Air Water, Inc.	67,200	844,904
Airtrip Corp.	3,700	73,992
Aisan Industry Co., Ltd.	7,300	51,896
Aisin Corp.	23,200	677,267
#AIT Corp.	1,900	22,228
Ajinomoto Co., Inc.	124,300	4,459,336
*Akebono Brake Industry Co., Ltd.	175,900	192,480
Akita Bank, Ltd. (The)	2,500	32,920
Alconix Corp.	5,000	50,674
Alfresa Holdings Corp.	32,500	469,008
*Allied Architects, Inc.	1,500	7,227
*Allied Telesis Holdings KK	3,800	3,042
Alpen Co., Ltd.	2,700	41,145
Alps Alpine Co., Ltd.	55,900	507,006
Altech Corp.	2,400	45,210
Amada Co., Ltd.	83,700	776,975
Amano Corp.	10,800	218,832
Amvis Holdings, Inc.	5,200	112,772
*ANA Holdings, Inc.	21,400	464,807
Anest Iwata Corp.	700	5,223
Anicom Holdings, Inc.	13,700	53,023
Anritsu Corp.	65,900	601,093
AOKI Holdings, Inc.	8,200	56,849
Aoyama Trading Co., Ltd.	241,900	1,643,282
Aoyama Zaisan Networks Co., Ltd.	4,700	34,689

27

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Aozora Bank, Ltd.	21,300	$380,433
Arata Corp.	1,200	38,865
Arcland Service Holdings Co., Ltd.	1,900	39,838
#ARCLANDS CORP.	8,200	92,560
Ardepro Co., Ltd.	6,690	18,916
Arealink Co., Ltd.	200	3,384
Argo Graphics, Inc.	100	2,802
Arisawa Manufacturing Co., Ltd.	6,200	56,871
ARTERIA Networks Corp.	5,600	53,465
As One Corp.	5,100	214,989
Asahi Co., Ltd.	2,700	25,778
Asahi Group Holdings, Ltd.	57,400	2,210,173
Asahi Holdings, Inc.	21,100	309,918
Asahi Intecc Co., Ltd.	85,900	1,541,803
Asahi Kasei Corp.	378,300	2,660,727
ASAHI YUKIZAI CORP.	4,100	95,601
Asanuma Corp.	2,700	61,866
Asia Pile Holdings Corp.	5,800	31,393
Asics Corp.	41,500	1,150,534
ASKA Pharmaceutical Holdings Co., Ltd.	2,600	24,288
ASKUL Corp.	6,700	88,963
Astellas Pharma, Inc.	472,300	7,103,664
Astena Holdings Co., Ltd.	1,500	4,990
Asteria Corp.	1,800	8,183
*Atrae, Inc.	2,700	16,240
#Aucnet, Inc.	1,500	17,482
Autobacs Seven Co., Ltd.	11,500	130,570
Avant Group Corp.	3,600	37,040
Avantia Co., Ltd.	200	1,213
Awa Bank, Ltd. (The)	7,100	105,537
*Axxzia, Inc.	1,300	10,607
Azbil Corp.	41,200	1,145,243
AZ-COM MARUWA Holdings, Inc.	8,800	129,255
Bandai Namco Holdings, Inc.	120,700	2,728,415
Bando Chemical Industries, Ltd.	300	2,395
Bank of Iwate, Ltd. (The)	2,200	34,915
Bank of Kyoto, Ltd. (The)	11,100	542,100
Bank of Nagoya, Ltd. (The)	1,200	30,184
Bank of the Ryukyus, Ltd.	10,200	69,216
Baroque Japan, Ltd.	300	1,932
#BayCurrent Consulting, Inc.	21,600	746,359
Beauty Garage, Inc.	900	24,423
Bell System24 Holdings, Inc.	6,800	69,616
Belluna Co., Ltd.	10,500	57,449
Benefit One, Inc.	14,500	198,494
Benesse Holdings, Inc.	17,700	253,349
*Bengo4.com, Inc.	500	9,558
#Bic Camera, Inc.	20,700	172,848
BIPROGY, Inc.	12,600	302,589
B-Lot Co., Ltd.	1,000	4,370
BML, Inc.	400	8,945
#Bookoff Group Holdings, Ltd.	1,100	10,971
*BrainPad, Inc.	2,900	14,653
Bridgestone Corp.	97,500	3,893,842
Broadleaf Co., Ltd.	16,300	51,115
Broadmedia Corp.	4,600	43,411
Brother Industries, Ltd.	59,100	921,884
Bunka Shutter Co., Ltd.	11,300	95,851

28

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*Bushiroad, Inc.	3,500	$22,902
C Uyemura & Co., Ltd.	300	14,409
Calbee, Inc.	18,300	395,661
Canon Electronics, Inc.	4,100	55,614
Canon Marketing Japan, Inc.	1,100	27,386
Canon, Inc.	93,100	2,213,915
#Canon, Inc., Sponsored ADR	73,500	1,743,420
Capcom Co., Ltd.	35,100	1,317,233
Careerlink Co., Ltd.	1,200	19,379
Carenet, Inc.	3,800	26,065
Carlit Holdings Co., Ltd.	1,800	9,187
Carta Holdings, Inc.	200	2,127
Casio Computer Co., Ltd.	23,200	219,451
Cawachi, Ltd.	2,600	44,490
#Celsys, Inc.	8,600	40,927
Central Glass Co., Ltd.	4,100	88,194
Central Japan Railway Co.	13,800	1,707,201
Central Security Patrols Co., Ltd.	100	2,061
Ceres, Inc. Japan	400	4,201
Change Holdings, Inc.	6,400	107,681
#Charm Care Corp. KK	4,000	31,697
Chiba Bank, Ltd. (The)	68,300	442,910
Chiba Kogyo Bank, Ltd. (The)	8,200	33,543
*Chikaranomoto Holdings Co., Ltd.	1,100	11,463
*Chiyoda Corp.	30,300	88,787
Chori Co., Ltd.	2,000	37,836
Chubu Electric Power Co., Inc.	121,600	1,356,519
Chubu Shiryo Co., Ltd.	100	817
Chugai Pharmaceutical Co., Ltd.	129,700	3,337,633
Chugin Financial Group, Inc.	27,100	180,912
*Chugoku Electric Power Co., Inc. (The)	49,000	257,658
Chugoku Marine Paints, Ltd.	5,300	46,085
CI Takiron Corp.	500	1,836
Citizen Watch Co., Ltd.	91,800	504,962
CKD Corp.	12,600	190,622
CMIC Holdings Co., Ltd.	1,900	27,098
CMK Corp.	8,600	29,053
Coca-Cola Bottlers Japan Holdings, Inc.	11,200	120,254
Colowide Co., Ltd.	14,000	213,653
Computer Engineering & Consulting, Ltd.	4,700	48,634
COMSYS Holdings Corp.	18,200	347,252
Comture Corp.	6,100	89,508
Concordia Financial Group, Ltd.	345,500	1,301,667
Cosmo Energy Holdings Co., Ltd.	17,300	548,863
Cosmos Pharmaceutical Corp.	2,700	265,311
CRE, Inc.	1,600	15,252
Create Restaurants Holdings, Inc.	60,600	440,598
Create SD Holdings Co., Ltd.	1,200	28,994
Creek & River Co., Ltd.	3,000	46,598
Cresco, Ltd.	100	1,313
*CrowdWorks, Inc.	700	7,336
CTI Engineering Co., Ltd.	2,000	48,471
Curves Holdings Co., Ltd.	10,100	58,524
CyberAgent, Inc.	291,300	2,526,533
Cybozu, Inc.	3,700	73,394
Daicel Corp.	72,000	564,727
Daido Metal Co., Ltd.	2,900	11,181
Daido Steel Co., Ltd.	5,200	198,965

29

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daifuku Co., Ltd.	48,200	$881,416
Daihen Corp.	800	26,204
Daiho Corp.	600	17,185
Daiichi Jitsugyo Co., Ltd.	500	21,298
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	3,900	28,613
Dai-ichi Life Holdings, Inc.	145,400	2,685,039
Daiichi Sankyo Co., Ltd.	171,900	5,866,554
Daiichikosho Co., Ltd.	8,000	142,768
Daiken Corp.	2,400	41,103
Daiki Aluminium Industry Co., Ltd.	6,900	70,335
Daikin Industries, Ltd.	32,500	5,876,327
Daikyonishikawa Corp.	6,200	30,871
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	700	9,547
Daio Paper Corp.	14,300	115,522
Daiseki Co., Ltd.	7,300	207,744
Daiseki Eco. Solution Co., Ltd.	400	2,773
Daishi Hokuetsu Financial Group, Inc.	10,100	223,637
Daishinku Corp.	4,800	24,006
Daito Pharmaceutical Co., Ltd.	100	1,856
Daito Trust Construction Co., Ltd.	5,900	557,654
Daitron Co., Ltd.	200	3,825
Daiwa House Industry Co., Ltd.	86,900	2,206,245
Daiwa Securities Group, Inc.	242,800	1,121,589
Daiwabo Holdings Co., Ltd.	17,800	333,999
DCM Holdings Co., Ltd.	63,500	664,077
Dear Life Co., Ltd.	4,600	24,323
*Demae-Can Co., Ltd.	7,500	20,765
Denka Co., Ltd.	19,900	396,495
Denso Corp.	57,700	3,453,991
Dentsu Group, Inc.	40,800	1,460,728
Dexerials Corp.	13,200	248,751
DIC Corp.	17,900	328,908
Digital Arts, Inc.	2,000	74,028
Digital Garage, Inc.	7,500	263,284
Digital Hearts Holdings Co., Ltd.	1,700	18,303
Digital Information Technologies Corp.	1,300	15,390
dip Corp.	6,100	149,851
Direct Marketing MiX, Inc.	5,100	44,683
Disco Corp.	5,100	577,175
DMG Mori Co., Ltd.	39,400	627,900
Double Standard, Inc.	1,000	14,960
Doutor Nichires Holdings Co., Ltd.	6,400	100,678
Dowa Holdings Co., Ltd.	15,500	504,278
DTS Corp.	4,600	108,611
Eagle Industry Co., Ltd.	6,800	65,221
Earth Corp.	300	10,961
East Japan Railway Co.	47,800	2,739,553
Ebara Corp.	22,400	972,232
Ebara Jitsugyo Co., Ltd.	200	4,377
EDION Corp.	15,900	156,238
EF-ON, Inc.	800	3,737
eGuarantee, Inc.	4,500	69,599
#E-Guardian, Inc.	1,000	16,083
Ehime Bank, Ltd. (The)	3,000	18,727
Eiken Chemical Co., Ltd.	8,400	97,285
Eisai Co., Ltd.	14,700	845,629
Elan Corp.	6,300	46,915
Elecom Co., Ltd.	1,400	13,222

30

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Electric Power Development Co., Ltd.	23,400	$373,431
Elematec Corp.	3,900	49,235
en Japan, Inc.	7,300	130,115
ENEOS Holdings, Inc.	1,697,300	6,008,141
Enigmo, Inc.	3,500	10,950
Envipro Holdings, Inc.	1,800	7,852
eRex Co., Ltd.	2,400	30,563
ES-Con Japan, Ltd.	9,500	60,419
Eslead Corp.	800	13,131
ESPEC Corp.	2,000	30,081
Exedy Corp.	6,300	90,360
EXEO Group, Inc.	22,900	423,641
Ezaki Glico Co., Ltd.	9,800	251,540
Fancl Corp.	7,000	120,809
FANUC Corp.	122,300	4,121,725
Fast Retailing Co., Ltd.	22,600	5,312,863
*FDK Corp.	1,200	7,579
Ferrotec Holdings Corp.	9,600	215,033
FIDEA Holdings Co., Ltd.	3,250	32,246
Financial Products Group Co., Ltd.	45,900	371,137
FINDEX, Inc.	100	461
*Fintech Global, Inc.	19,800	10,760
First Bank of Toyama, Ltd. (The)	9,700	44,309
Fixstars Corp.	5,000	51,078
Food & Life Cos, Ltd.	56,300	1,349,976
Foster Electric Co., Ltd.	4,400	36,482
FP Corp.	8,800	217,795
France Bed Holdings Co., Ltd.	1,200	9,518
Freund Corp.	200	942
F-Tech, Inc.	1,800	10,205
Fudo Tetra Corp.	1,300	17,023
Fuji Co., Ltd.	400	5,208
Fuji Corp.	15,100	251,953
Fuji Electric Co., Ltd.	40,000	1,600,999
Fuji Kyuko Co., Ltd.	2,000	76,525
Fuji Oil Co., Ltd.	6,200	12,112
Fuji Oil Holdings, Inc.	7,200	110,777
Fuji Pharma Co., Ltd.	1,700	15,406
Fuji Seal International, Inc.	9,600	108,504
Fuji Soft, Inc.	5,400	321,228
Fujibo Holdings, Inc.	100	2,346
Fujicco Co., Ltd.	3,600	50,894
FUJIFILM Holdings Corp.	46,400	2,405,787
Fujikura Composites, Inc.	3,700	27,934
Fujikura, Ltd.	340,400	2,299,916
Fujimi, Inc.	2,200	113,260
Fujimori Kogyo Co., Ltd.	800	18,478
Fujisash Co., Ltd.	300	148
Fujitsu General, Ltd.	7,800	200,206
Fujitsu, Ltd.	34,000	4,509,529
Fujiya Co., Ltd.	1,600	29,658
Fukuda Corp.	100	3,551
Fukui Bank, Ltd. (The)	3,300	35,650
Fukui Computer Holdings, Inc.	100	1,974
Fukuoka Financial Group, Inc.	34,500	644,318
Fukuyama Transporting Co., Ltd.	2,200	58,488
FULLCAST Holdings Co., Ltd.	4,500	81,166
Funai Soken Holdings, Inc.	3,300	62,866

31

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Furukawa Battery Co., Ltd. (The)	2,000	$16,744
Furukawa Co., Ltd.	5,400	53,141
Furukawa Electric Co., Ltd.	14,400	261,953
Furuno Electric Co., Ltd.	600	4,076
Furuya Metal Co., Ltd.	400	26,409
Furyu Corp.	3,400	28,915
Fuso Pharmaceutical Industries, Ltd.	100	1,504
Futaba Industrial Co., Ltd.	11,000	36,595
Future Corp.	6,400	81,266
G-7 Holdings, Inc.	3,500	36,757
*GA Technologies Co., Ltd.	3,800	30,279
Gakken Holdings Co., Ltd.	5,900	37,914
Genky DrugStores Co., Ltd.	100	2,945
Geo Holdings Corp.	45,300	545,270
Gift Holdings, Inc.	700	24,368
Giken, Ltd.	2,400	37,560
GLOBERIDE, Inc.	5,200	94,709
Glory, Ltd.	9,300	196,976
Glosel Co., Ltd.	5,100	15,356
GMO Financial Holdings, Inc.	7,300	33,239
GMO GlobalSign Holdings KK	900	25,348
GMO internet, Inc.	1,300	25,988
GMO Payment Gateway, Inc.	2,800	217,765
Godo Steel, Ltd.	900	20,159
Goldwin, Inc.	4,300	389,373
Golf Digest Online, Inc.	2,000	13,410
Good Com Asset Co., Ltd.	1,400	8,092
*Greens Co., Ltd.	400	4,312
gremz, Inc.	1,800	28,408
GS Yuasa Corp.	14,700	256,722
GSI Creos Corp.	400	5,452
G-Tekt Corp.	5,000	54,456
Gunma Bank, Ltd. (The)	81,700	277,803
Gunze, Ltd.	600	20,688
H.U. Group Holdings, Inc.	18,500	373,220
H2O Retailing Corp.	18,300	215,571
Hachijuni Bank, Ltd. (The)	141,400	629,298
Hagihara Industries, Inc.	700	6,627
Hagiwara Electric Holdings Co., Ltd.	100	2,394
Hakuhodo DY Holdings, Inc.	43,400	508,376
Hakuto Co., Ltd.	1,300	40,576
Hamakyorex Co., Ltd.	200	5,097
Hamamatsu Photonics KK	23,300	1,228,612
Hankyu Hanshin Holdings, Inc.	43,400	1,349,826
Hanwa Co., Ltd.	1,800	55,323
Happinet Corp.	2,400	34,564
Hard Off Corp. Co., Ltd.	1,200	12,435
Harmonic Drive Systems, Inc.	7,600	230,794
Haseko Corp.	206,700	2,515,345
Hazama Ando Corp.	36,600	240,837
Heiwa Corp.	11,700	230,709
Heiwa Real Estate Co., Ltd.	1,200	34,194
Heiwado Co., Ltd.	1,300	19,686
*Hino Motors, Ltd.	40,600	158,923
Hioki EE Corp.	1,000	66,170
#Hirata Corp.	100	4,965
Hirogin Holdings, Inc.	62,400	307,497
Hirose Electric Co., Ltd.	4,000	536,996

32

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hiroshima Gas Co., Ltd.	100	$267
Hisamitsu Pharmaceutical Co., Inc.	600	16,524
Hitachi Construction Machinery Co., Ltd.	21,100	516,014
Hitachi Zosen Corp.	56,300	347,314
Hitachi, Ltd.	156,500	8,602,816
Hito Communications Holdings, Inc.	100	1,160
Hodogaya Chemical Co., Ltd.	100	2,291
*Hokkaido Electric Power Co., Inc.	76,900	289,155
Hokkoku Financial Holdings, Inc.	3,900	135,619
Hokuetsu Corp.	7,400	48,694
Hokuetsu Industries Co., Ltd.	1,700	17,341
Hokuhoku Financial Group, Inc.	32,300	230,807
*Hokuriku Electric Power Co.	700	3,264
Hokuto Corp.	800	10,969
Honda Motor Co., Ltd.	61,500	1,620,549
Honda Motor Co., Ltd., Sponsored ADR	161,900	4,303,302
H-One Co., Ltd.	100	491
Honeys Holdings Co., Ltd.	5,000	57,687
Horiba, Ltd.	7,300	399,941
Hoshizaki Corp.	12,400	435,295
Hosokawa Micron Corp.	200	4,315
Hotland Co., Ltd.	100	1,145
House Foods Group, Inc.	10,600	232,762
Hoya Corp.	57,200	5,969,317
*HS Holdings Co., Ltd.	2,900	21,511
Hulic Co., Ltd.	78,100	669,355
Hyakugo Bank, Ltd. (The)	48,700	139,843
Hyakujushi Bank, Ltd. (The)	4,500	61,470
I K K Holdings, Inc.	800	3,942
Ibiden Co., Ltd.	26,200	1,023,640
IBJ, Inc.	2,800	13,304
Ichigo, Inc.	57,200	108,800
Ichikoh Industries, Ltd.	6,200	24,907
Ichinen Holdings Co., Ltd.	2,200	22,296
Ichiyoshi Securities Co., Ltd.	1,600	6,933
IDEA Consultants, Inc.	100	1,199
Idec Corp.	6,400	155,576
Idemitsu Kosan Co., Ltd.	42,700	903,767
IDOM, Inc.	269,000	1,653,531
IHI Corp.	70,200	1,755,451
Iida Group Holdings Co., Ltd.	14,300	253,097
Iino Kaiun Kaisha, Ltd.	112,000	836,515
I’ll, Inc.	900	18,269
IMAGICA GROUP, Inc.	2,600	11,552
i-mobile Co., Ltd.	700	6,704
Inaba Seisakusho Co., Ltd.	200	2,133
Inabata & Co., Ltd.	8,000	162,332
*I-NE Co., Ltd.	1,100	26,093
I-Net Corp.	100	969
Infocom Corp.	1,700	28,116
Infomart Corp.	23,600	50,263
Information Services International-Dentsu, Ltd.	2,700	94,683
INFRONEER Holdings, Inc.	68,000	534,851
Inpex Corp.	220,300	2,383,152
Insource Co., Ltd.	18,000	164,183
Intage Holdings, Inc.	6,700	77,498
Inter Action Corp.	100	966
Internet Initiative Japan, Inc.	19,200	395,238

33

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Inui Global Logistics Co., Ltd.	2,500	$31,598
I-PEX, Inc.	2,400	24,500
IPS, Inc.	100	1,861
IR Japan Holdings, Ltd.	2,200	34,366
Iriso Electronics Co., Ltd.	2,500	85,007
I’rom Group Co., Ltd.	400	5,300
Iseki & Co., Ltd.	400	3,516
Isetan Mitsukoshi Holdings, Ltd.	247,600	2,720,300
Ishihara Sangyo Kaisha, Ltd.	7,900	67,765
*Istyle, Inc.	9,800	38,865
Isuzu Motors, Ltd.	132,900	1,552,851
ITmedia, Inc.	800	8,149
Ito En, Ltd.	7,300	225,436
ITOCHU Corp.	248,600	8,201,162
ITOCHU Enex Co., Ltd.	2,600	22,188
ITOCHU-Shokuhin Co., Ltd.	100	4,003
ITOCHUTechno-Solutions Corp.	9,500	245,236
Itoham Yonekyu Holdings, Inc.	30,600	167,422
Itoki Corp.	7,000	41,384
IwaiCosmo Holdings, Inc.	1,400	13,613
Iwaki Co., Ltd.	1,100	10,526
Iwatani Corp.	2,500	118,055
Iyogin Holdings, Inc.	80,300	467,063
Izumi Co., Ltd.	1,500	35,141
J Front Retailing Co., Ltd.	58,900	616,835
J Trust Co., Ltd.	6,000	17,361
JAC Recruitment Co., Ltd.	4,400	81,592
JANOME Corp.	200	911
Japan Airlines Co., Ltd.	21,900	415,917
Japan Airport Terminal Co., Ltd.	3,000	146,293
Japan Aviation Electronics Industry, Ltd.	10,700	186,630
*Japan Communications, Inc.	38,000	70,326
Japan Electronic Materials Corp.	1,900	19,172
Japan Elevator Service Holdings Co., Ltd.	13,300	196,328
Japan Exchange Group, Inc.	107,100	1,730,007
Japan Lifeline Co., Ltd.	15,000	102,559
Japan Material Co., Ltd.	14,200	211,803
Japan Medical Dynamic Marketing, Inc.	2,900	21,617
Japan Post Holdings Co., Ltd.	303,200	2,489,462
Japan Post Insurance Co., Ltd.	15,400	248,703
Japan Property Management Center Co., Ltd.	100	822
Japan Pulp & Paper Co., Ltd.	100	3,841
Japan Securities Finance Co., Ltd.	22,100	165,874
Japan Steel Works, Ltd. (The)	8,000	144,354
Japan Tobacco, Inc.	200,400	4,302,643
#Japan Transcity Corp.	100	496
Japan Wool Textile Co., Ltd. (The)	3,300	24,429
JCR Pharmaceuticals Co., Ltd.	10,600	113,890
JCU Corp.	3,500	81,996
JDC Corp.	9,700	43,811
Jeol, Ltd.	11,300	326,971
JFE Holdings, Inc.	109,200	1,284,753
JINS Holdings, Inc.	3,500	75,082
JINUSHI Co., Ltd.	1,500	21,437
JK Holdings Co., Ltd.	800	6,216
J-Lease Co., Ltd.	1,000	14,820
JM Holdings Co., Ltd.	200	2,919
J-Oil Mills, Inc.	3,400	40,276

34

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Joshin Denki Co., Ltd.	3,300	$49,004
JP-Holdings, Inc.	12,000	27,496
JSB Co., Ltd.	100	3,173
JSP Corp.	1,900	21,824
JSR Corp.	28,900	666,441
JTEKT Corp.	32,800	268,586
Juki Corp.	4,900	23,031
Juroku Financial Group, Inc.	5,800	127,786
Justsystems Corp.	6,900	181,412
JVCKenwood Corp.	326,700	1,106,075
Kadokawa Corp.	13,800	292,692
Kaga Electronics Co., Ltd.	3,500	123,380
Kagome Co., Ltd.	9,500	230,235
Kajima Corp.	73,200	964,962
Kakaku.com, Inc.	23,400	320,157
Kaken Pharmaceutical Co., Ltd.	4,700	128,921
Kamakura Shinsho, Ltd.	4,000	27,290
Kamei Corp.	4,400	50,248
Kamigumi Co., Ltd.	8,400	183,527
Kanamic Network Co., Ltd.	5,800	18,614
Kanamoto Co., Ltd.	9,800	163,303
Kandenko Co., Ltd.	17,900	134,350
Kaneka Corp.	10,600	280,248
Kanematsu Corp.	17,500	226,710
Kansai Electric Power Co., Inc. (The)	137,200	1,481,174
Kansai Paint Co., Ltd.	35,900	504,100
Kanto Denka Kogyo Co., Ltd.	12,300	92,680
Kao Corp.	70,300	2,842,151
Katitas Co., Ltd.	9,800	190,581
Kato Sangyo Co., Ltd.	800	21,180
Kato Works Co., Ltd.	1,500	13,473
Kawasaki Heavy Industries, Ltd.	31,000	668,880
Kawasaki Kisen Kaisha, Ltd.	16,900	400,268
KDDI Corp.	305,000	9,515,220
KeePer Technical Laboratory Co., Ltd.	2,200	81,269
Keihan Holdings Co., Ltd.	15,500	425,164
Keihanshin Building Co., Ltd.	6,000	56,358
Keikyu Corp.	23,400	226,842
Keio Corp.	15,000	555,209
Keisei Electric Railway Co., Ltd.	78,400	2,760,827
KEIWA, Inc.	1,600	16,239
Keiyo Bank, Ltd. (The)	22,300	92,040
Keiyo Co., Ltd.	900	5,552
Kenko Mayonnaise Co., Ltd.	700	6,390
Kewpie Corp.	17,100	287,083
Keyence Corp.	17,200	7,717,989
KeyHolder, Inc.	300	2,168
KFC Holdings Japan, Ltd.	1,400	29,796
KH Neochem Co., Ltd.	8,800	150,582
Kikkoman Corp.	24,100	1,421,239
Kimura Chemical Plants Co., Ltd.	1,400	7,259
Kintetsu Group Holdings Co., Ltd.	23,500	792,164
Kirin Holdings Co., Ltd.	145,900	2,366,931
#Ki-Star Real Estate Co., Ltd.	1,500	44,890
Kitanotatsujin Corp.	53,500	122,587
Kitz Corp.	17,500	119,010
Kiyo Bank, Ltd. (The)	12,800	148,526
*KLab, Inc.	4,000	11,339

35

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*KNT-CT Holdings Co., Ltd.	1,900	$21,865
Koa Corp.	12,500	155,693
Kobayashi Pharmaceutical Co., Ltd.	3,300	205,515
Kobe Bussan Co., Ltd.	31,000	866,265
Kobe Steel, Ltd.	71,200	526,555
Koei Tecmo Holdings Co., Ltd.	18,600	341,224
Kohnan Shoji Co., Ltd.	600	16,150
Koito Manufacturing Co., Ltd.	27,200	522,366
Kojima Co., Ltd.	5,100	21,312
Kokuyo Co., Ltd.	15,800	224,761
Komatsu, Ltd.	143,200	3,516,769
KOMEDA Holdings Co., Ltd.	8,800	165,640
Komehyo Holdings Co., Ltd.	1,100	22,361
Komeri Co., Ltd.	1,000	23,207
Konami Group Corp.	18,000	884,368
Konica Minolta, Inc.	298,300	1,235,569
Konishi Co., Ltd.	200	2,985
Konoike Transport Co., Ltd.	6,000	70,150
Konoshima Chemical Co., Ltd.	300	3,444
Kosaido Holdings Co., Ltd.	2,000	39,628
Koshidaka Holdings Co., Ltd.	10,600	89,290
Kotobuki Spirits Co., Ltd.	3,300	242,353
#KPP Group Holdings Co., Ltd.	10,400	49,264
Krosaki Harima Corp.	100	4,517
KRS Corp.	200	1,498
K’s Holdings Corp.	194,600	1,722,124
Kubota Corp.	127,300	1,914,665
Kumagai Gumi Co., Ltd.	8,700	184,395
Kumiai Chemical Industry Co., Ltd.	12,200	80,727
Kuraray Co., Ltd.	79,500	739,739
Kureha Corp.	3,000	185,070
Kurita Water Industries, Ltd.	13,700	570,477
Kuriyama Holdings Corp.	300	1,945
Kusuri no Aoki Holdings Co., Ltd.	3,000	143,429
KYB Corp.	4,600	145,772
Kyoden Co., Ltd.	1,800	6,663
Kyoei Steel, Ltd.	3,700	49,699
Kyokuto Boeki Kaisha, Ltd.	1,500	16,689
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,100	76,561
KYORIN Holdings, Inc.	1,400	17,962
Kyoritsu Maintenance Co., Ltd.	6,800	273,668
Kyosan Electric Manufacturing Co., Ltd.	100	311
Kyowa Electronic Instruments Co., Ltd.	400	1,052
Kyowa Kirin Co., Ltd.	37,300	827,276
Kyudenko Corp.	9,600	254,867
*Kyushu Electric Power Co., Inc.	72,100	419,897
Kyushu Financial Group, Inc.	73,900	264,307
Kyushu Railway Co.	22,500	509,768
Lacto Japan Co., Ltd.	100	1,520
LAND Co., Ltd.	114,700	7,581
Lasertec Corp.	14,800	1,999,927
Lawson, Inc.	8,700	394,220
LEC, Inc.	3,600	22,631
*Leopalace21 Corp.	49,400	129,518
Life Corp.	3,200	67,589
LIFULL Co., Ltd.	36,300	58,649
#LIKE, Inc.	100	1,401
Link And Motivation, Inc.	10,300	36,687

36

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Lintec Corp.	2,000	$33,268
Lion Corp.	53,500	582,286
LITALICO, Inc.	4,400	78,458
Lixil Corp.	56,400	883,082
Loadstar Capital KK	700	7,243
Look Holdings, Inc.	100	1,667
*M&A Capital Partners Co., Ltd.	1,300	36,614
M3, Inc.	73,100	1,782,338
Mabuchi Motor Co., Ltd.	9,300	261,246
Macnica Holdings, Inc.	13,900	379,235
Macromill, Inc.	8,900	58,826
Maeda Kosen Co., Ltd.	2,800	66,625
#Maezawa Industries, Inc.	300	1,663
Makino Milling Machine Co., Ltd.	3,500	127,235
Makita Corp.	32,400	908,956
Management Solutions Co., Ltd.	2,400	56,490
Mandom Corp.	6,700	79,417
Mani, Inc.	12,300	159,706
MarkLines Co., Ltd.	700	12,071
Marubeni Corp.	387,400	5,462,549
Marubun Corp.	4,100	36,253
Marudai Food Co., Ltd.	200	2,256
Maruha Nichiro Corp.	4,100	76,180
Marui Group Co., Ltd.	38,200	605,971
Marumae Co., Ltd.	800	9,359
Marusan Securities Co., Ltd.	8,400	25,910
Maruwa Co., Ltd./Aichi	1,400	177,358
Maruzen CHI Holdings Co., Ltd.	500	1,304
Maruzen Showa Unyu Co., Ltd.	800	19,946
Marvelous, Inc.	5,400	26,729
Matching Service Japan Co., Ltd.	500	3,727
Matsuda Sangyo Co., Ltd.	2,000	33,078
Matsui Securities Co., Ltd.	21,600	123,415
MatsukiyoCocokara & Co.	15,600	832,901
Max Co., Ltd.	3,500	55,624
Maxell, Ltd.	35,100	384,859
Mazda Motor Corp.	111,500	994,095
McDonald’s Holdings Co. Japan, Ltd.	10,100	420,571
MCJ Co., Ltd.	26,300	181,559
Mebuki Financial Group, Inc.	174,300	444,182
MEC Co., Ltd.	12,100	224,379
#*Media Do Co., Ltd.	2,200	22,523
Medical Data Vision Co., Ltd.	3,600	21,336
Medipal Holdings Corp.	22,300	339,827
*MedPeer, Inc.	14,500	117,244
Megachips Corp.	5,100	120,229
Megmilk Snow Brand Co., Ltd.	8,500	121,790
Meidensha Corp.	9,800	132,356
MEIJI Holdings Co., Ltd.	44,000	1,061,506
Meiji Shipping Co., Ltd.	1,200	5,640
Meiko Electronics Co., Ltd.	25,200	503,019
Meitec Corp.	14,700	247,330
Members Co., Ltd.	400	3,643
Menicon Co., Ltd.	15,200	320,934
*Mercari, Inc.	8,200	139,592
METAWATER Co., Ltd.	7,100	93,127
Micronics Japan Co., Ltd.	6,900	62,379
Midac Holdings Co., Ltd.	1,600	22,361

37

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mie Kotsu Group Holdings, Inc.	11,100	$47,852
Milbon Co., Ltd.	4,100	172,232
MIMAKI ENGINEERING Co., Ltd.	300	1,485
Mimasu Semiconductor Industry Co., Ltd.	3,600	69,084
MINEBEA MITSUMI, Inc.	171,100	3,141,409
#Ministop Co., Ltd.	1,500	15,555
MIRAIT ONE Corp.	17,800	220,531
Mirarth Holdings, Inc.	39,100	109,979
Miroku Jyoho Service Co., Ltd.	3,700	45,922
MISUMI Group, Inc.	52,500	1,314,765
Mitachi Co., Ltd.	400	4,036
Mitsuba Corp.	7,100	30,503
Mitsubishi Chemical Group Corp.	311,000	1,814,633
Mitsubishi Corp.	211,700	7,801,642
Mitsubishi Electric Corp.	229,600	2,831,112
Mitsubishi Estate Co., Ltd.	141,100	1,732,598
Mitsubishi Gas Chemical Co., Inc.	27,400	396,014
Mitsubishi Heavy Industries, Ltd.	67,300	2,534,037
Mitsubishi Logisnext Co., Ltd.	5,800	41,956
Mitsubishi Logistics Corp.	10,600	261,565
Mitsubishi Materials Corp.	27,500	448,353
*Mitsubishi Motors Corp.	151,600	573,378
Mitsubishi Paper Mills, Ltd.	2,400	7,086
Mitsubishi Research Institute, Inc.	100	3,621
Mitsubishi Steel Manufacturing Co., Ltd.	2,200	18,387
Mitsubishi UFJ Financial Group, Inc.	2,055,800	12,876,964
Mitsui Chemicals, Inc.	36,100	905,383
Mitsui DM Sugar Holdings Co., Ltd.	2,800	46,884
*Mitsui E&S Co., Ltd.	1,024,300	3,904,173
Mitsui Fudosan Co., Ltd.	106,500	2,104,737
Mitsui High-Tec, Inc.	3,300	197,518
#Mitsui Matsushima Holdings Co., Ltd.	2,800	65,083
Mitsui Mining & Smelting Co., Ltd.	15,100	358,190
Mitsui OSK Lines, Ltd.	96,000	2,368,891
Mitsui-Soko Holdings Co., Ltd.	4,500	131,366
Miura Co., Ltd.	12,900	342,004
Miyazaki Bank, Ltd. (The)	1,300	23,162
#Miyoshi Oil & Fat Co., Ltd.	100	731
Mizuho Financial Group, Inc.	334,300	4,824,290
Mizuno Corp.	3,800	94,466
*Modec, Inc.	3,800	40,884
Monex Group, Inc.	179,900	676,450
*Money Forward, Inc.	1,200	49,528
Monogatari Corp. (The)	7,500	157,364
MonotaRO Co., Ltd.	79,300	1,192,718
MORESCO Corp.	100	834
Morinaga & Co., Ltd.	7,100	210,396
Morinaga Milk Industry Co., Ltd.	8,700	327,133
Morita Holdings Corp.	8,000	83,898
MRK Holdings, Inc.	100	82
MS&AD Insurance Group Holdings, Inc.	44,500	1,452,668
m-up Holdings, Inc.	8,300	74,914
Murata Manufacturing Co., Ltd.	85,200	4,930,606
Musashi Seimitsu Industry Co., Ltd.	9,500	126,769
Musashino Bank, Ltd. (The)	5,800	93,539
Nabtesco Corp.	70,000	1,675,908
Nachi-Fujikoshi Corp.	3,600	101,260
Nafco Co., Ltd.	2,300	31,350

38

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nagase & Co., Ltd.	14,000	$219,205
Nagoya Railroad Co., Ltd.	30,700	493,761
Naigai Trans Line, Ltd.	100	1,893
Nakanishi, Inc.	16,100	303,992
#Nakayama Steel Works, Ltd.	4,700	30,133
#*Namura Shipbuilding Co., Ltd.	9,600	28,695
Nankai Electric Railway Co., Ltd.	7,900	183,917
Nanto Bank, Ltd. (The)	5,400	97,836
Natori Co., Ltd.	100	1,467
NEC Corp.	54,600	2,089,127
NEC Networks & System Integration Corp.	56,400	700,004
NET One Systems Co., Ltd.	36,200	849,403
New Art Holdings Co., Ltd.	800	10,241
Nexon Co., Ltd.	18,300	412,595
#Nextage Co., Ltd.	8,000	144,119
*NexTone, Inc.	700	14,980
NGK Insulators, Ltd.	61,100	762,825
NH Foods, Ltd.	14,900	434,421
NHK Spring Co., Ltd.	53,000	390,012
Nichias Corp.	11,500	231,073
Nichiban Co., Ltd.	100	1,475
Nichicon Corp.	15,000	141,116
Nichiha Corp.	1,200	25,161
Nichirei Corp.	25,700	527,344
Nichirin Co., Ltd.	200	3,455
NIDEC Corp.	63,200	3,111,613
Nifco, Inc.	2,000	57,063
Nihon Chouzai Co., Ltd.	2,600	23,544
#Nihon Dempa Kogyo Co., Ltd.	5,000	43,183
Nihon House Holdings Co., Ltd.	900	2,578
Nihon Kohden Corp.	7,400	204,340
Nihon M&A Center Holdings, Inc.	108,600	823,881
Nihon Nohyaku Co., Ltd.	6,500	32,699
Nikkiso Co., Ltd.	107,900	753,592
Nikko Co., Ltd. Hyogo	200	949
Nikkon Holdings Co., Ltd.	2,000	38,541
Nintendo Co., Ltd.	194,700	8,180,360
Nippn Corp.	1,600	20,787
Nippon Carbon Co., Ltd.	1,500	45,827
Nippon Chemical Industrial Co., Ltd.	100	1,354
*Nippon Chemi-Con Corp.	5,800	85,872
*Nippon Coke & Engineering Co., Ltd.	131,900	88,150
*Nippon Concrete Industries Co., Ltd.	100	190
*Nippon Denkai, Ltd.	700	8,575
Nippon Denko Co., Ltd.	981,800	2,487,578
Nippon Electric Glass Co., Ltd.	28,500	541,890
NIPPON EXPRESS HOLDINGS, INC.	13,900	812,573
Nippon Gas Co., Ltd.	23,300	327,516
Nippon Kayaku Co., Ltd.	27,300	246,204
Nippon Koei Co., Ltd.	300	8,328
Nippon Light Metal Holdings Co., Ltd.	51,800	540,578
Nippon Paint Holdings Co., Ltd.	47,000	422,142
*Nippon Paper Industries Co., Ltd.	26,500	211,743
Nippon Parking Development Co., Ltd.	79,000	135,762
Nippon Pillar Packing Co., Ltd.	3,600	99,409
Nippon Road Co., Ltd. (The)	100	5,912
Nippon Sanso Holdings Corp.	58,000	1,039,327
*Nippon Sheet Glass Co., Ltd.	438,300	2,101,934

39

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Shinyaku Co., Ltd.	9,700	$441,670
Nippon Shokubai Co., Ltd.	900	35,890
Nippon Signal Company, Ltd.	9,200	74,795
Nippon Soda Co., Ltd.	3,700	127,033
Nippon Steel Corp.	145,400	3,089,209
Nippon Telegraph & Telephone Corp.	208,600	6,356,122
Nippon Thompson Co., Ltd.	13,900	59,820
Nippon Yakin Kogyo Co., Ltd.	3,500	101,146
#Nippon Yusen KK	98,600	2,319,361
Nipro Corp.	41,700	312,984
Nishi Holdings Co., Ltd.	1,200	28,377
Nishimatsu Construction Co., Ltd.	7,000	183,527
Nishimatsuya Chain Co., Ltd.	19,500	230,995
Nishi-Nippon Financial Holdings, Inc.	26,400	218,312
Nishi-Nippon Railroad Co., Ltd.	13,200	241,190
Nissan Chemical Corp.	26,400	1,167,172
Nissan Motor Co., Ltd.	339,200	1,226,117
Nissei ASB Machine Co., Ltd.	100	3,114
Nissha Co., Ltd.	10,300	139,487
Nisshin Seifun Group, Inc.	33,900	410,539
Nisshinbo Holdings, Inc.	27,100	207,382
Nissin Foods Holdings Co., Ltd.	4,800	462,498
Nisso Corp.	1,500	8,537
Nissui Corp.	137,600	600,260
Niterra Co., Ltd.	40,600	845,007
Nitori Holdings Co., Ltd.	6,100	777,928
Nitta Gelatin, Inc.	400	2,456
Nitto Boseki Co., Ltd.	5,400	74,953
Nitto Denko Corp.	29,300	1,884,978
Nitto Kogyo Corp.	4,200	82,788
Nitto Seiko Co., Ltd.	600	2,666
Nittoku Co., Ltd.	1,800	34,516
Noevir Holdings Co., Ltd.	1,000	40,686
NOF Corp.	12,600	572,790
Nohmi Bosai, Ltd.	2,700	34,681
Nomura Holdings, Inc.	67,500	240,871
Nomura Holdings, Inc., Sponsored ADR	682,400	2,429,344
Nomura Micro Science Co., Ltd.	900	27,694
Nomura Real Estate Holdings, Inc.	26,800	664,268
Nomura Research Institute, Ltd.	123,100	3,091,852
Noritsu Koki Co., Ltd.	13,400	218,962
Noritz Corp.	6,400	86,436
North Pacific Bank, Ltd.	52,000	110,366
NS United Kaiun Kaisha, Ltd.	8,000	233,246
NSD Co., Ltd.	10,400	190,487
NSK, Ltd.	68,400	383,781
NTN Corp.	1,223,400	2,991,901
NTT Data Corp.	269,300	3,637,078
Oat Agrio Co., Ltd.	1,100	10,906
Obara Group, Inc.	100	3,136
Obayashi Corp.	96,900	805,573
OBIC Business Consultants Co., Ltd.	800	30,199
Obic Co., Ltd.	9,300	1,428,142
Odakyu Electric Railway Co., Ltd.	40,600	565,922
Oenon Holdings, Inc.	100	208
Ogaki Kyoritsu Bank, Ltd. (The)	7,600	102,978
Ohara, Inc.	500	4,219
Oiles Corp.	4,100	51,640

40

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#*Oisix ra daichi, Inc.	38,200	$709,771
Oita Bank, Ltd. (The)	100	1,516
Oji Holdings Corp.	177,600	695,192
Okabe Co., Ltd.	800	4,935
Okamoto Industries, Inc.	100	2,967
Okamura Corp.	2,800	29,735
Okasan Securities Group, Inc.	37,000	115,757
Oki Electric Industry Co., Ltd.	165,900	895,505
Okinawa Cellular Telephone Co.	1,000	22,326
*Okinawa Electric Power Co., Inc. (The)	8,400	68,476
Okinawa Financial Group, Inc.	4,100	62,991
OKUMA Corp.	5,900	260,412
Okumura Corp.	4,700	114,941
Okura Industrial Co., Ltd.	600	9,364
Okuwa Co., Ltd.	4,500	29,578
Olympus Corp.	362,800	6,308,001
Omron Corp.	30,200	1,761,454
Ono Pharmaceutical Co., Ltd.	125,500	2,529,079
Onoken Co., Ltd.	3,500	39,790
Onward Holdings Co., Ltd.	28,400	78,214
Open House Group Co., Ltd.	16,900	671,457
Open Up Group, Inc.	10,500	154,533
Optex Group Co., Ltd.	7,100	106,267
*Optim Corp.	2,300	15,692
Optorun Co., Ltd.	5,800	87,704
Oracle Corp.	7,700	551,353
Organo Corp.	3,700	88,855
Oriental Land Co., Ltd.	99,400	3,503,254
Oriental Shiraishi Corp.	57,300	138,447
Oro Co., Ltd.	700	12,513
Osaka Gas Co., Ltd.	66,900	1,107,426
Osaka Organic Chemical Industry, Ltd.	3,800	57,182
Osaki Electric Co., Ltd.	300	1,243
OSG Corp.	21,200	296,285
Otsuka Corp.	21,000	761,099
Otsuka Holdings Co., Ltd.	40,400	1,365,112
Outsourcing, Inc.	26,900	271,835
Pacific Industrial Co., Ltd.	11,400	102,141
PAL GROUP Holdings Co., Ltd.	3,200	73,205
Pan Pacific International Holdings Corp.	81,900	1,524,141
Panasonic Holdings Corp.	415,500	3,886,015
Paramount Bed Holdings Co., Ltd.	600	10,589
*Park24 Co., Ltd.	29,900	459,375
Pasona Group, Inc.	4,900	66,934
Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	11,839
Penta-Ocean Construction Co., Ltd.	439,400	2,126,571
*PeptiDream, Inc.	2,500	33,599
Persol Holdings Co., Ltd.	80,000	1,638,013
Pigeon Corp.	58,500	907,370
Pilot Corp.	5,000	165,792
Plus Alpha Consulting Co., Ltd.	800	17,009
Pola Orbis Holdings, Inc.	37,800	524,117
Pole To Win Holdings, Inc.	4,000	26,850
*Port, Inc.	400	4,991
*PR Times, Inc.	100	998
Press Kogyo Co., Ltd.	20,900	83,345
Prestige International, Inc.	23,800	103,300
Prima Meat Packers, Ltd.	1,600	27,026

41

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Procrea Holdings, Inc.	2,846	$45,314
Proto Corp.	1,200	10,426
PS Mitsubishi Construction Co., Ltd.	100	496
QB Net Holdings Co., Ltd.	100	997
Qol Holdings Co., Ltd.	6,000	54,772
Quick Co., Ltd	1,800	23,570
Raccoon Holdings, Inc.	3,900	20,851
Raito Kogyo Co., Ltd.	2,500	36,775
Raiznext Corp.	100	1,066
Rakus Co., Ltd.	10,600	160,053
Rakuten Group, Inc.	183,900	911,633
*RaQualia Pharma, Inc.	2,400	14,118
Rasa Corp.	900	9,762
Rasa Industries, Ltd.	1,600	25,604
Recruit Holdings Co., Ltd.	236,200	6,633,340
Relia, Inc.	8,300	88,934
Relo Group, Inc.	18,200	281,892
*Renesas Electronics Corp.	226,500	2,947,586
Rengo Co., Ltd.	52,100	338,622
*RENOVA, Inc.	4,100	57,752
Resona Holdings, Inc.	848,500	4,204,333
Resonac Holdings Corp.	45,500	714,754
Resorttrust, Inc.	120,700	1,984,705
Restar Holdings Corp.	2,000	31,124
Retail Partners Co., Ltd.	4,600	51,552
Rheon Automatic Machinery Co., Ltd.	100	955
Ricoh Co., Ltd.	87,000	716,241
*Right On Co., Ltd.	200	850
Riken Keiki Co., Ltd.	1,800	68,740
Riken Technos Corp.	7,200	32,149
Riken Vitamin Co., Ltd.	3,400	50,863
Rinnai Corp.	18,000	433,592
Riso Kagaku Corp.	100	1,816
Riso Kyoiku Co., Ltd.	107,700	234,913
Rohm Co., Ltd.	15,500	1,158,815
Rohto Pharmaceutical Co., Ltd.	36,000	743,715
Rokko Butter Co., Ltd.	300	3,098
Roland Corp.	1,800	53,670
Roland DG Corp.	2,800	69,915
Rorze Corp.	2,400	176,609
Round One Corp.	90,500	388,147
RS Technologies Co., Ltd.	3,900	86,928
Ryobi, Ltd.	5,000	57,724
RYODEN Corp.	2,200	33,655
Ryohin Keikaku Co., Ltd.	218,900	2,292,450
Ryosan Co., Ltd.	3,900	91,654
S Foods, Inc.	3,800	84,280
Sac’s Bar Holdings, Inc.	1,200	7,746
Saibu Gas Holdings Co., Ltd.	2,900	40,316
Sakai Chemical Industry Co., Ltd.	2,500	33,452
Sakata INX Corp.	7,400	59,998
Sakura Internet, Inc.	4,900	24,506
Sala Corp.	7,800	43,994
SAMTY Co., Ltd.	4,900	79,708
San ju San Financial Group, Inc.	4,000	46,708
San-A Co., Ltd.	3,000	101,127
San-Ai Obbli Co., Ltd.	13,100	137,191
Sanei Architecture Planning Co., Ltd.	200	2,150

42

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sangetsu Corp.	7,500	$124,647
San-In Godo Bank, Ltd. (The)	27,100	151,258
Sanken Electric Co., Ltd.	4,800	357,449
Sanki Engineering Co., Ltd.	7,600	83,834
Sanko Gosei, Ltd.	5,400	20,820
Sankyo Co., Ltd.	5,800	255,146
Sankyo Tateyama, Inc.	3,100	15,527
Sankyu, Inc.	8,700	305,409
Sanoh Industrial Co., Ltd.	5,200	26,159
Sanrio Co., Ltd.	8,900	410,473
Sanshin Electronics Co., Ltd.	900	14,911
Santen Pharmaceutical Co., Ltd.	209,300	1,753,838
*Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	1,100	6,511
Sanwa Holdings Corp.	72,300	786,903
Sanyo Denki Co., Ltd.	1,700	84,398
Sapporo Holdings, Ltd.	10,500	292,256
Sato Holdings Corp.	6,200	104,407
#Satori Electric Co., Ltd.	1,400	16,934
Sawai Group Holdings Co., Ltd.	12,700	366,082
SB Technology Corp.	900	15,288
SBI Global Asset Management Co., Ltd.	1,200	4,415
SBI Holdings, Inc.	34,000	660,948
SBS Holdings, Inc.	2,100	50,971
SCREEN Holdings Co., Ltd.	7,100	573,569
Scroll Corp.	5,600	32,449
SCSK Corp.	32,000	481,298
Secom Co., Ltd.	36,200	2,312,397
Sega Sammy Holdings, Inc.	26,300	489,823
Seibu Holdings, Inc.	48,400	539,930
Seiko Epson Corp.	55,700	847,169
Seiko Holdings Corp.	4,900	106,770
#Seiko PMC Corp.	200	849
Seino Holdings Co., Ltd.	12,100	133,827
Seiren Co., Ltd.	5,900	97,492
Sekisui Chemical Co., Ltd.	98,500	1,396,137
Sekisui House, Ltd.	126,700	2,596,064
Senko Group Holdings Co., Ltd.	15,300	108,993
Senshu Electric Co., Ltd.	200	4,553
Senshu Ikeda Holdings, Inc.	668,900	1,169,157
Seria Co., Ltd.	10,300	183,133
Seven & i Holdings Co., Ltd.	124,800	5,632,108
Seven Bank, Ltd.	239,200	488,360
SG Holdings Co., Ltd.	138,100	1,981,768
Sharp Corp.	39,800	282,354
Shibaura Electronics Co., Ltd.	1,000	41,714
Shibaura Machine Co., Ltd.	5,500	127,235
Shibaura Mechatronics Corp.	500	55,558
Shibuya Corp.	800	14,717
#Shidax Corp.	300	1,573
*SHIFT, Inc.	1,200	221,643
Shiga Bank, Ltd. (The)	6,900	142,900
Shikibo, Ltd.	1,500	11,269
Shikoku Bank, Ltd. (The)	2,400	15,528
*Shikoku Electric Power Co, Inc.	18,600	109,689
Shima Seiki Manufacturing, Ltd.	5,200	70,611
Shimadzu Corp.	70,500	2,190,100
Shimano, Inc.	13,000	2,006,830
Shimizu Corp.	100,700	613,082

43

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shin Nippon Air Technologies Co., Ltd.	100	$1,431
Shin Nippon Biomedical Laboratories, Ltd.	5,400	98,113
Shinagawa Refractories Co., Ltd.	100	3,426
Shindengen Electric Manufacturing Co., Ltd.	700	17,710
Shin-Etsu Chemical Co., Ltd.	320,500	9,092,583
Shin-Etsu Polymer Co., Ltd.	7,700	75,154
Shinko Electric Industries Co., Ltd.	13,500	397,073
Shinko Shoji Co., Ltd.	5,700	50,024
Shinmaywa Industries, Ltd.	13,400	120,060
Shinsei Bank, Ltd.	1,900	33,810
Shinwa Co., Ltd. Nagoya	200	3,133
Shionogi & Co., Ltd.	27,000	1,204,208
Ship Healthcare Holdings, Inc.	17,600	309,307
Shiseido Co., Ltd.	75,500	3,770,980
Shizuoka Financial Group, Inc.	90,500	678,592
Shizuoka Gas Co., Ltd.	8,500	71,913
SHO-BOND Holdings Co., Ltd.	3,900	166,122
Shoei Co., Ltd.	8,600	158,591
Shoei Foods Corp.	200	5,868
SIGMAXYZ Holdings, Inc.	7,000	54,698
Siix Corp.	6,500	64,730
Sinfonia Technology Co., Ltd.	6,300	79,996
SKY Perfect JSAT Holdings, Inc.	44,600	172,943
*Skylark Holdings Co., Ltd.	57,600	771,582
SMC Corp.	4,200	2,089,744
SMS Co., Ltd.	14,500	337,568
Soda Nikka Co., Ltd.	1,800	10,879
Sodick Co., Ltd.	9,500	52,256
SoftBank Corp.	767,900	8,636,866
Sohgo Security Services Co., Ltd.	2,600	72,464
Sojitz Corp.	56,220	1,177,538
Solasto Corp.	13,700	63,487
Soliton Systems KK	100	765
Sompo Holdings, Inc.	35,900	1,490,417
Sony Group Corp.	236,900	22,321,647
Sony Group Corp., ADR	2,200	197,274
Sotetsu Holdings, Inc.	12,000	227,724
Space Co., Ltd.	300	2,051
Sparx Group Co., Ltd.	2,720	29,464
S-Pool, Inc.	42,300	195,090
Square Enix Holdings Co., Ltd.	16,100	789,836
SRA Holdings	100	2,229
*SRE Holdings Corp.	1,200	26,703
Stanley Electric Co., Ltd.	21,800	487,504
Star Mica Holdings Co., Ltd.	3,800	17,916
Star Micronics Co., Ltd.	10,300	133,133
Starzen Co., Ltd.	200	3,433
Stella Chemifa Corp.	1,000	19,748
Strike Co., Ltd.	1,600	42,595
Subaru Corp.	155,700	2,509,907
Sugi Holdings Co., Ltd.	4,500	190,357
SUMCO Corp.	99,500	1,362,814
Sumida Corp.	6,900	85,081
Sumitomo Bakelite Co., Ltd.	7,300	277,171
Sumitomo Chemical Co., Ltd.	237,300	798,174
Sumitomo Corp.	184,400	3,286,739
Sumitomo Electric Industries, Ltd.	245,900	3,113,367
Sumitomo Forestry Co., Ltd.	42,500	912,955

44

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumitomo Heavy Industries, Ltd.	23,200	$557,148
Sumitomo Metal Mining Co., Ltd.	68,700	2,527,216
Sumitomo Mitsui Construction Co., Ltd.	67,000	189,439
Sumitomo Mitsui Financial Group, Inc.	62,600	2,551,077
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	680,000	5,582,800
Sumitomo Mitsui Trust Holdings, Inc.	85,300	3,062,694
Sumitomo Osaka Cement Co., Ltd.	5,000	139,904
Sumitomo Pharma Co., Ltd.	21,000	131,245
Sumitomo Realty & Development Co., Ltd.	69,900	1,622,179
Sumitomo Riko Co., Ltd.	9,500	50,373
Sumitomo Rubber Industries, Ltd.	30,200	275,241
Sumitomo Seika Chemicals Co., Ltd.	2,000	64,334
#Sumitomo Warehouse Co., Ltd. (The)	10,800	178,777
Sun Frontier Fudousan Co., Ltd.	7,500	72,486
Suncall Corp.	1,600	6,851
Sundrug Co., Ltd.	12,400	341,042
Suntory Beverage & Food, Ltd.	27,600	1,035,773
Sun-Wa Technos Corp.	1,500	20,666
Suruga Bank, Ltd.	560,500	2,115,793
Suzuken Co., Ltd.	900	25,513
Suzuki Co., Ltd.	800	5,981
Suzuki Motor Corp.	52,400	1,808,303
SWCC Corp.	8,700	112,260
*SymBio Pharmaceuticals, Ltd.	5,300	15,647
Sysmex Corp.	30,000	1,918,114
Systena Corp.	44,300	91,095
Syuppin Co., Ltd.	4,200	27,113
T&D Holdings, Inc.	81,700	992,412
Tachibana Eletech Co., Ltd.	2,700	41,026
Tachi-S Co., Ltd., Class S	6,200	55,277
Tadano, Ltd.	10,800	83,916
Taihei Dengyo Kaisha, Ltd.	100	3,033
Taiheiyo Cement Corp.	51,000	910,146
Taiheiyo Kouhatsu, Inc.	1,300	8,182
Taisei Corp.	22,200	752,418
Taisei Lamick Co., Ltd.	100	2,105
Taiyo Holdings Co., Ltd.	2,800	50,298
Taiyo Yuden Co., Ltd.	27,400	833,078
Takamatsu Construction Group Co., Ltd.	2,300	37,245
Takaoka Toko Co., Ltd.	1,800	26,928
Takara & Co., Ltd.	200	3,487
Takara Bio, Inc.	10,500	131,939
Takara Holdings, Inc.	80,400	631,202
Takara Standard Co., Ltd.	3,200	38,588
Takasago Thermal Engineering Co., Ltd.	1,400	23,401
Takashimaya Co., Ltd.	394,900	5,811,916
Takasho Co., Ltd.	1,200	6,151
Take And Give Needs Co., Ltd.	1,900	19,033
Takeda Pharmaceutical Co., Ltd.	239,200	7,926,195
Takeuchi Manufacturing Co., Ltd.	6,200	168,927
Tama Home Co., Ltd.	3,900	106,404
Tamron Co., Ltd.	4,800	116,329
Tamura Corp.	54,900	312,067
Tanseisha Co., Ltd.	3,400	20,126
Tatsuta Electric Wire and Cable Co., Ltd.	100	525
Tay Two Co., Ltd.	6,900	8,006
Tayca Corp.	100	888
Tazmo Co., Ltd.	1,300	17,319

45

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
TDC Soft, Inc.	1,800	$19,366
TDK Corp.	92,400	3,152,043
TechMatrix Corp.	9,800	116,306
TechnoPro Holdings, Inc.	22,200	603,239
Teijin, Ltd.	47,700	530,019
Teikoku Electric Manufacturing Co., Ltd.	2,300	40,421
Terumo Corp.	93,400	2,782,142
*Tess Holdings Co., Ltd.	3,200	28,037
T-Gaia Corp.	5,800	71,049
THK Co., Ltd.	24,000	534,058
TIS, Inc.	45,200	1,234,855
*TKP Corp.	2,200	43,947
Toa Corp.	1,800	38,931
Tobishima Corp.	3,700	30,923
Tobu Railway Co., Ltd.	29,500	750,689
Tocalo Co., Ltd.	14,100	131,510
Tochigi Bank, Ltd. (The)	22,100	44,796
Toda Corp.	124,700	726,230
Toei Animation Co., Ltd.	500	50,564
Toho Bank, Ltd. (The)	40,700	66,954
Toho Co., Ltd.	1,000	17,471
Toho Co., Ltd.	9,700	383,968
Toho Gas Co., Ltd.	13,300	248,291
Toho Holdings Co., Ltd.	8,300	165,189
Toho Titanium Co., Ltd.	5,100	75,583
Toho Zinc Co., Ltd.	3,100	42,095
*Tohoku Electric Power Co., Inc.	69,900	359,343
Tokai Carbon Co., Ltd.	49,600	447,316
Tokai Corp.	800	12,038
TOKAI Holdings Corp.	8,000	51,878
Tokai Rika Co., Ltd.	3,900	53,503
Tokai Tokyo Financial Holdings, Inc.	168,200	433,578
Tokio Marine Holdings, Inc.	278,400	5,561,253
Tokuyama Corp.	26,500	429,519
Tokyo Base Co., Ltd.	1,800	5,909
*Tokyo Electric Power Co. Holdings, Inc.	485,300	1,735,696
Tokyo Electron Device, Ltd.	1,000	56,916
Tokyo Electron, Ltd.	43,500	4,950,116
Tokyo Gas Co., Ltd.	72,400	1,483,997
Tokyo Individualized Educational Institute, Inc.	2,900	11,565
Tokyo Keiki, Inc.	1,700	15,057
Tokyo Kiraboshi Financial Group, Inc.	19,400	391,519
Tokyo Ohka Kogyo Co., Ltd.	5,800	300,297
Tokyo Rope Manufacturing Co., Ltd.	1,900	16,116
Tokyo Seimitsu Co., Ltd.	9,400	345,169
*Tokyo Steel Manufacturing Co., Ltd.	14,700	146,930
Tokyo Tatemono Co., Ltd.	61,900	779,177
Tokyo Tekko Co., Ltd.	1,300	17,643
Tokyotokeiba Co., Ltd.	2,600	81,724
Tokyu Construction Co., Ltd.	61,200	323,158
Tokyu Corp.	95,300	1,342,382
Tokyu Fudosan Holdings Corp.	160,400	809,274
Toli Corp.	7,700	15,721
Tomoe Engineering Co., Ltd.	100	1,788
TOMONY Holdings, Inc.	31,600	85,402
Tomy Co., Ltd.	26,500	298,348
Topcon Corp.	48,400	683,177
Topre Corp.	9,500	95,513

46

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Topy Industries, Ltd.	2,400	$32,854
Toray Industries, Inc.	274,900	1,549,890
Torex Semiconductor, Ltd.	1,500	24,742
Toridoll Holdings Corp.	7,800	165,721
Torishima Pump Manufacturing Co., Ltd.	2,700	31,231
Tosei Corp.	8,000	94,826
Toshiba Corp.	51,700	1,670,620
Toshiba TEC Corp.	2,100	60,610
Tosho Co., Ltd.	3,700	37,037
Tosoh Corp.	59,900	796,672
Totetsu Kogyo Co., Ltd.	3,700	73,666
TOTO, Ltd.	24,200	825,535
Towa Bank, Ltd. (The)	6,000	24,544
Towa Corp.	5,200	77,562
Towa Pharmaceutical Co., Ltd.	6,400	90,996
Toyo Construction Co., Ltd.	2,600	18,579
Toyo Denki Seizo KK	100	749
*Toyo Engineering Corp.	7,100	30,138
Toyo Ink SC Holdings Co., Ltd.	1,700	27,342
Toyo Machinery & Metal Co., Ltd.	300	1,408
Toyo Seikan Group Holdings, Ltd.	11,900	167,359
Toyo Suisan Kaisha, Ltd.	5,300	236,265
Toyo Tanso Co., Ltd.	2,100	60,610
Toyo Tire Corp.	45,300	535,622
Toyobo Co., Ltd.	115,300	866,242
Toyoda Gosei Co., Ltd.	13,600	231,219
Toyota Boshoku Corp.	14,200	223,066
Toyota Motor Corp.	1,682,200	22,941,618
Toyota Tsusho Corp.	44,900	1,849,881
Traders Holdings Co., Ltd.	1,500	5,288
Trancom Co., Ltd.	100	5,009
Transaction Co., Ltd.	2,000	25,205
*Transcosmos, Inc.	4,600	106,922
TRE Holdings Corp.	13,724	119,536
Treasure Factory Co., Ltd.	1,700	21,574
Trend Micro, Inc.	49,200	2,391,980
Trenders, Inc.	800	7,902
Tri Chemical Laboratories, Inc.	11,800	189,264
Tsubaki Nakashima Co., Ltd.	90,900	630,188
Tsubakimoto Chain Co.	800	19,711
Tsugami Corp.	125,200	1,290,940
Tsukishima Kikai Co., Ltd.	4,200	33,899
Tsukuba Bank, Ltd.	14,800	22,934
Tsumura & Co.	14,000	282,951
Tsuruha Holdings, Inc.	7,100	463,548
UACJ Corp.	5,200	103,072
UBE Corp.	39,600	625,852
Ubicom Holdings, Inc.	900	14,283
Uchida Yoko Co., Ltd.	100	3,790
UEX, Ltd.	1,000	9,217
Ultrafabrics Holdings Co., Ltd.	400	6,228
Ulvac, Inc.	11,400	448,750
Unicharm Corp.	89,900	3,615,411
Union Tool Co.	100	2,383
Unipres Corp.	6,800	47,043
United Arrows, Ltd.	5,400	78,443
United Super Markets Holdings, Inc.	6,300	54,364
*Unitika, Ltd.	14,100	22,471

47

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*Universal Entertainment Corp.	3,600	$75,429
Usen-Next Holdings Co., Ltd.	4,000	89,303
Ushio, Inc.	19,200	237,735
USS Co., Ltd.	42,400	709,339
UT Group Co., Ltd.	6,000	113,906
V Technology Co., Ltd.	1,100	24,397
Valor Holdings Co., Ltd.	9,700	147,959
Valqua, Ltd.	3,700	92,660
Value HR Co., Ltd.	2,400	26,597
ValueCommerce Co., Ltd.	3,600	34,687
V-Cube, Inc.	1,500	5,717
Vector, Inc.	6,500	61,055
Vertex Corp.	300	3,005
*Vision, Inc.	6,900	86,095
*Visional, Inc.	2,100	109,500
Vital KSK Holdings, Inc.	100	717
VT Holdings Co., Ltd.	19,700	77,113
Wacoal Holdings Corp.	6,700	129,655
Wacom Co., Ltd.	378,400	1,909,160
Wakita & Co., Ltd.	1,800	18,256
Warabeya Nichiyo Holdings Co., Ltd.	1,200	19,714
Watahan & Co., Ltd.	100	1,049
Weathernews, Inc.	100	4,994
*Welbe, Inc.	2,600	12,965
Welcia Holdings Co., Ltd.	18,300	382,490
Wellnet Corp.	3,000	15,004
*West Holdings Corp.	9,200	218,235
West Japan Railway Co.	33,300	1,440,681
Will Group, Inc.	2,700	21,058
*WingArc1st, Inc.	3,900	63,298
#Wood One Co., Ltd.	800	7,009
Workman Co., Ltd.	1,500	61,029
World Co., Ltd.	7,700	85,785
World Holdings Co., Ltd.	100	2,022
Wowow, Inc.	400	3,845
Xebio Holdings Co., Ltd.	5,200	46,018
Yachiyo Industry Co., Ltd.	1,700	15,244
Yakult Honsha Co., Ltd.	17,000	1,277,200
YAKUODO Holdings Co., Ltd.	200	3,640
YAMABIKO Corp.	8,200	80,756
YAMADA Consulting Group Co., Ltd.	1,300	14,540
Yamada Holdings Co., Ltd.	408,500	1,422,017
Yamae Group Holdings Co., Ltd.	1,800	28,673
Yamagata Bank, Ltd. (The)	4,700	37,106
Yamaguchi Financial Group, Inc.	45,500	277,681
Yamaha Corp.	22,500	880,733
Yamaha Motor Co., Ltd.	70,900	1,822,421
Yamaichi Electronics Co., Ltd.	13,000	171,373
YA-MAN, Ltd.	7,100	61,059
Yamanashi Chuo Bank, Ltd. (The)	5,200	43,153
Yamashin-Filter Corp.	5,600	13,901
Yamato Holdings Co., Ltd.	176,200	3,020,239
Yamaura Corp.	1,300	11,829
Yamazaki Baking Co., Ltd.	57,500	770,664
Yamazen Corp.	13,500	104,201
Yaoko Co., Ltd.	2,900	151,640
Yaskawa Electric Corp.	50,600	2,047,560
#Yasunaga Corp.	500	3,790

48

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yellow Hat, Ltd.	8,700	$123,314
Yokogawa Bridge Holdings Corp.	8,100	131,941
Yokogawa Electric Corp.	37,000	597,532
Yokohama Rubber Co., Ltd. (The)	24,300	524,494
Yokorei Co., Ltd.	9,900	79,395
Yokowo Co., Ltd.	3,800	55,870
Yondoshi Holdings, Inc.	2,100	27,375
Yonex Co., Ltd.	4,600	54,660
Yorozu Corp.	1,600	10,552
*Yoshimura Food Holdings KK	800	5,341
Yoshinoya Holdings Co., Ltd.	11,300	208,465
Yotai Refractories Co., Ltd.	100	1,066
Yuasa Trading Co., Ltd.	200	5,780
Yurtec Corp.	300	1,813
Z Holdings Corp.	455,200	1,238,917
Zenrin Co., Ltd.	7,900	50,940
Zensho Holdings Co., Ltd.	15,300	484,849
Zeon Corp.	25,500	261,058
ZERIA Pharmaceutical Co., Ltd.	1,200	21,415
ZIGExN Co., Ltd.	9,700	35,832
ZOZO, Inc.	22,200	465,635

TOTAL JAPAN		726,465,199

NETHERLANDS — (3.4%)
Aalberts NV	19,543	901,420
ΩABN AMRO Bank NV	66,826	1,070,854
Acomo NV	148	3,644
*ΩAdyen NV	2,473	3,964,226
Aegon NV	238,436	1,085,308
Aegon NV, Registered, Sponsored NVDR	527,128	2,387,890
Akzo Nobel NV	34,317	2,846,743
#*ΩAlfen N.V.	4,265	344,854
AMG Advanced Metallurgical Group NV	5,789	215,889
APERAM SA	9,531	353,019
Arcadis NV	17,637	729,391
ArcelorMittal SA	25,933	736,076
ArcelorMittal SA, Sponsored NVDR	121,861	3,469,383
ASM International NV	10,717	3,881,334
ASML Holding NV	12,839	8,128,910
ASML Holding NV, Sponsored NVDR	50,083	31,895,859
ASR Nederland NV	33,846	1,488,656
*ΩBasic-Fit NV	3,264	138,444
BE Semiconductor Industries NV	14,640	1,314,658
Beter Bed Holding NV	22	76
Brunel International NV	17	230
Coca-Cola Europacific Partners PLC	25,088	1,603,660
Corbion NV	7,097	223,299
ForFarmers NV	20	65
Fugro NV	64	–
*Fugro NV	27,572	390,537
Heijmans NV	2,235	27,833
Heineken NV	33,398	3,836,456
IMCD NV	11,082	1,666,337
ING Groep NV	513,005	6,343,184
*InPost SA	7,134	76,475
JDE Peet’s NV	11,036	336,270
Kendrion NV	20	418
Koninklijke Ahold Delhaize NV	253,042	8,721,540
Koninklijke BAM Groep NV	18,439	40,388

49

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Koninklijke KPN NV	706,683	$2,581,601
Koninklijke Philips NV	79,708	1,679,518
#Koninklijke Philips NV, Sponsored NVDR	89,709	1,894,654
Koninklijke Vopak NV	11,807	451,007
ΩLucas Bols NV	4	49
NN Group NV	52,234	1,947,386
OCI NV	17,550	462,872
Ordina NV	4,881	30,176
*Pharming Group NV	115,073	129,835
PostNL NV	52,500	94,417
Prosus NV	94,218	7,059,589
Randstad NV	23,346	1,268,591
SBM Offshore NV	24,382	344,815
SIF Holding NV	14	185
ΩSignify NV	73,402	2,448,084
Sligro Food Group NV	2,277	39,768
TKH Group NV	8,346	403,756
*TomTom NV	28,948	247,838
Universal Music Group NV	107,047	2,341,136
Van Lanschot Kempen NV	5,677	172,666
Wolters Kluwer NV	54,878	7,279,302

TOTAL NETHERLANDS		119,100,571

NEW ZEALAND — (0.2%)
*a2 Milk Co., Ltd. (The)	28,404	103,508
*Air New Zealand, Ltd.	68,055	31,946
#Arvida Group, Ltd.	3,269	2,100
*Auckland International Airport, Ltd.	136,855	747,232
Channel Infrastructure NZ, Ltd.	136	124
Chorus, Ltd.	3,073	16,399
Contact Energy, Ltd.	159,285	770,334
Delegat Group, Ltd.	36	201
EBOS Group, Ltd.	23,018	629,816
Fisher & Paykel Healthcare Corp., Ltd.	122,813	2,099,679
Fletcher Building, Ltd.	341,861	950,177
Freightways Group, Ltd.	571	3,350
Genesis Energy, Ltd.	1,064	1,781
*Gentrack Group, Ltd.	60	120
Hallenstein Glasson Holdings, Ltd.	44	170
Heartland Group Holdings, Ltd.	534	524
Infratil, Ltd.	32,194	189,898
KMD Brands, Ltd.	24,212	16,599
Mainfreight, Ltd.	7,173	317,660
Manawa Energy, Ltd.	40	121
Mercury NZ, Ltd.	4,521	17,704
Meridian Energy, Ltd.	166,463	561,375
NZME, Ltd.	136	89
NZX, Ltd.	211	153
Oceania Healthcare, Ltd.	4,393	1,872
*Pacific Edge, Ltd.	272	78
Port of Tauranga, Ltd.	184	717
Restaurant Brands New Zealand, Ltd.	20	92
Ryman Healthcare, Ltd.	77,697	254,345
Sanford, Ltd.	52	132
Scales Corp., Ltd.	80	156
Skellerup Holdings, Ltd.	120	362
SKY Network Television, Ltd.	92	150
SKYCITY Entertainment Group, Ltd.	38,456	57,006
Spark New Zealand, Ltd.	684,995	2,212,746

50

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Summerset Group Holdings, Ltd.	2,082	$10,467
*Synlait Milk, Ltd.	52	52
#*Tourism Holdings, Ltd.	80	207
Vector, Ltd.	144	353
*Vista Group International, Ltd.	136	103
Warehouse Group, Ltd. (The)	56	59

TOTAL NEW ZEALAND		8,999,957

NORWAY — (0.7%)
ABG Sundal Collier Holding ASA	252	130
*Adevinta ASA	22,476	172,390
AF Gruppen ASA	28	425
*Akastor ASA	92	91
Aker ASA, A Shares	2,921	177,592
Aker BP ASA	57,975	1,380,086
Aker Solutions ASA	19,511	69,203
*AKVA Group ASA	8	50
AMSC ASA	56	217
*ArcticZymes Technologies ASA	28	101
Atea ASA	833	11,407
Austevoll Seafood ASA	16,277	152,553
Bakkafrost P/F	7,964	578,057
Bonheur ASA	24	534
*Borr Drilling, Ltd.	4,732	32,576
*Borr Drilling, Ltd.	28,215	196,094
Borregaard ASA	2,949	49,154
Bouvet ASA	1,647	10,306
*BW Energy, Ltd.	65	174
ΩBW LPG, Ltd.	15,501	124,474
BW Offshore, Ltd.	296	785
*ΩCrayon Group Holding ASA	128	983
DNB Bank ASA	134,677	2,358,180
DNO ASA	87,701	87,118
*ΩElkem ASA	45,824	154,303
Equinor ASA	197,883	5,645,286
ΩEuropris ASA	66,244	472,459
FLEX LNG, Ltd.	2,936	101,028
FLEX LNG, Ltd.	2,300	79,556
Frontline PLC	18,511	286,449
Gjensidige Forsikring ASA	5,770	100,007
Golden Ocean Group, Ltd.	27,738	254,416
Grieg Seafood ASA	5,070	42,348
Hafnia, Ltd.	12,260	66,110
*Hexagon Composites ASA	52	157
*Kahoot! ASA	27,281	70,735
ΩKid ASA	2,343	19,307
*Kongsberg Automotive ASA	82,692	20,296
Kongsberg Gruppen ASA	9,208	411,518
Leroy Seafood Group ASA	37,987	199,154
Mowi ASA	48,016	912,165
MPC Container Ships ASA	31,296	51,228
#*NEL ASA	124,194	169,660
#*Nordic Semiconductor ASA	31,302	337,143
Norsk Hydro ASA	278,862	2,040,256
*ΩNorske Skog ASA	3,012	13,326
*Norwegian Air Shuttle ASA	80,267	77,556
*Odfjell Drilling, Ltd.	863	2,002
Odfjell SE, A Shares	20	186
*Odfjell Technology, Ltd.	14	69

51

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
ΩOkeanis Eco Tankers Corp.	2,429	$56,345
Olav Thon Eiendomsselskap ASA	16	262
Orkla ASA	115,420	826,966
Otello Corp. ASA	1	1
Panoro Energy ASA	7,409	19,085
*PGS ASA	2,091	1,500
Protector Forsikring ASA	144	2,088
*REC Silicon ASA	156	233
Salmar ASA	3,734	165,026
ΩScatec ASA	18,476	120,108
Schibsted ASA, Class A	4,922	86,920
Schibsted ASA, Class B	11,890	191,955
Selvaag Bolig ASA	44	150
Sparebank 1 Oestlandet	68	797
SpareBank 1 SR-Bank ASA	21,679	252,862
Stolt-Nielsen, Ltd.	3,801	109,325
Storebrand ASA	103,721	795,921
Subsea 7 SA	42,187	480,030
Telenor ASA	69,044	858,602
TGS ASA	87,215	1,360,708
TOMRA Systems ASA	37,100	565,639
Veidekke ASA	2,613	29,964
Wallenius Wilhelmsen ASA	10,270	76,465
ΩXXL ASA	80	16
Yara International ASA	24,250	972,622

TOTAL NORWAY		23,902,990

PORTUGAL — (0.2%)
#Altri SGPS SA	60	311
Banco Comercial Portugues SA, Class R	1,542,062	396,666
Corticeira Amorim SGPS SA	995	11,249
CTT-Correios de Portugal SA	4,908	20,292
EDP - Energias de Portugal SA	747,117	4,124,073
*EDP Renovaveis SA	30,893	687,572
Galp Energia SGPS SA	104,713	1,270,475
#*Greenvolt-Energias Renovaveis SA	12	82
Jeronimo Martins SGPS SA	25,833	653,097
Mota-Engil SGPS SA	48	105
Navigator Co. SA (The)	14,145	52,001
NOS SGPS SA	39,047	171,914
REN - Redes Energeticas Nacionais SGPS SA	27,509	80,024
Sonae SGPS SA	72,386	82,631

TOTAL PORTUGAL		7,550,492

SINGAPORE — (0.9%)
AEM Holdings, Ltd.	15,700	39,775
*Aspen Group Holdings, Ltd.	22	–
*Avarga, Ltd.	800	129
*Banyan Tree Holdings, Ltd.	300	82
Bukit Sembawang Estates, Ltd.	6,500	19,732
CapitaLand Ascott Trust	21,984	17,796
Capitaland Investment, Ltd.	385,600	1,075,165
Centurion Corp., Ltd.	500	135
China Aviation Oil Singapore Corp., Ltd.	49,800	34,528
China Sunsine Chemical Holdings, Ltd.	500	172
City Developments, Ltd.	108,500	565,210
ComfortDelGro Corp., Ltd.	416,900	371,856
*COSCO SHIPPING International Singapore Co., Ltd.	1,000	126
CSE Global, Ltd.	300	80

52

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
DBS Group Holdings, Ltd.	279,139	$6,866,800
DFI Retail Group Holdings, Ltd.	300	900
Far East Orchard, Ltd.	205	160
First Resources, Ltd.	130,500	149,657
Frencken Group, Ltd.	86,000	67,039
Fu Yu Corp., Ltd.	700	110
Genting Singapore, Ltd.	896,700	759,488
Geo Energy Resources, Ltd.	148,000	37,162
Golden Agri-Resources, Ltd.	809,000	166,754
GuocoLand, Ltd.	400	477
Hong Fok Corp., Ltd.	27,400	21,153
Hongkong Land Holdings, Ltd.	157,500	697,725
Hour Glass, Ltd. (The)	200	312
Hutchison Port Holdings Trust, Class U	663,300	125,364
iFAST Corp., Ltd.	25,900	89,688
ISDN Holdings, Ltd.	505	178
Japfa, Ltd.	392,600	61,797
Keppel Corp., Ltd.	226,700	1,048,412
Keppel Infrastructure Trust	93,500	34,340
Low Keng Huat Singapore, Ltd.	200	60
*Mandarin Oriental International, Ltd.	200	364
*Marco Polo Marine, Ltd.	477,100	16,092
Nanofilm Technologies International, Ltd.	47,500	53,405
NETLINK NBN TRUST	188,600	123,693
*Oceanus Group, Ltd.	21,700	195
Olam Group, Ltd.	690	828
OUE, Ltd.	21,500	18,855
Oversea-Chinese Banking Corp., Ltd.	481,536	4,540,511
Oxley Holdings, Ltd.	975	100
*Raffles Education Corp., Ltd.	900	35
Raffles Medical Group, Ltd.	63,800	70,297
Riverstone Holdings, Ltd.	55,100	24,986
*SATS, Ltd.	6,218	11,838
*Seatrium, Ltd.	6,617,344	615,036
Sembcorp Industries, Ltd.	169,500	543,762
Sheng Siong Group, Ltd.	107,200	142,221
*SIA Engineering Co., Ltd.	100	167
Sing Holdings, Ltd.	200	52
Singapore Airlines, Ltd.	567,500	2,488,382
Singapore Exchange, Ltd.	170,800	1,225,167
Singapore Technologies Engineering, Ltd.	250,100	678,606
Singapore Telecommunications, Ltd.	840,900	1,607,237
StarHub, Ltd.	116,400	87,246
UMS Holdings, Ltd.	111,700	86,236
United Overseas Bank, Ltd.	182,000	3,849,672
UOB-Kay Hian Holdings, Ltd.	679	723
UOL Group, Ltd.	43,900	228,031
Venture Corp., Ltd.	50,600	643,617
Vicom, Ltd.	100	139
Wilmar International, Ltd.	556,100	1,638,101
Wing Tai Holdings, Ltd.	55,100	61,124

TOTAL SINGAPORE		31,009,080

SPAIN — (2.2%)
Acciona SA	4,600	853,168
Acerinox SA	51,642	558,495
ACS Actividades de Construccion y Servicios SA	32,721	1,127,065
*ΩAena SME SA	12,467	2,104,443
Alantra Partners SA	12	150

53

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Almirall SA	13,326	$136,894
*Amadeus IT Group SA	83,208	5,855,242
*Amper SA	720	122
Applus Services SA	33,246	279,130
Atresmedia Corp. de Medios de Comunicacion SA	13,453	53,854
Banco Bilbao Vizcaya Argentaria SA	343,430	2,521,317
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	709,550	5,208,097
Banco de Sabadell SA	1,200,364	1,252,047
Banco Santander SA	775,733	2,728,939
Banco Santander SA, Sponsored ADR	1,949,140	6,763,516
Bankinter SA	175,464	1,038,682
CaixaBank SA	685,816	2,537,928
ΩCellnex Telecom SA	65,703	2,768,695
Cia de Distribucion Integral Logista Holdings SA	15,869	432,026
CIE Automotive SA	3,943	118,926
Construcciones y Auxiliar de Ferrocarriles SA	4,511	140,190
*Distribuidora Internacional de Alimentacion SA	8,816	154
Ebro Foods SA	3,423	63,638
*eDreams ODIGEO SA	40	227
Elecnor SA	1,219	16,015
Enagas SA	60,854	1,219,700
Ence Energia y Celulosa SA	26,677	104,670
Endesa SA	48,896	1,099,593
Ercros SA	10,564	49,333
Faes Farma SA	26,087	92,160
Ferrovial SA	80,220	2,517,835
Fluidra SA	13,684	234,613
Fomento de Construcciones y Contratas SA	85	860
ΩGestamp Automocion SA	43,174	187,033
ΩGlobal Dominion Access SA	4,652	19,465
*Grifols SA	44,938	462,378
Grupo Catalana Occidente SA	4,849	156,851
*Grupo Empresarial San Jose SA	12	52
Iberdrola SA	793,735	10,322,586
Iberpapel Gestion SA	4	70
Indra Sistemas SA	59,989	794,732
Industria de Diseno Textil SA	172,408	5,930,927
Laboratorios Farmaceuticos Rovi SA	1,948	86,410
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	104,632	96,800
Mapfre SA	178,416	357,895
*Melia Hotels International SA	23,722	153,598
Miquel y Costas & Miquel SA	16	215
Naturgy Energy Group SA	19,673	614,646
ΩNeinor Homes SA	32	324
*Obrascon Huarte Lain SA	166	94
Pharma Mar SA	4,009	166,769
Prim SA	4	46
*Promotora de Informaciones SA, Class A	132	55
Prosegur Cia de Seguridad SA	13,733	26,411
*Realia Business SA	136	150
Red Electrica Corp SA	137,509	2,505,615
Renta 4 Banco SA	8	93
Repsol SA	303,554	4,472,210
Sacyr SA	83,927	278,151
*Solaria Energia y Medio Ambiente SA	12,246	193,465
*ΩTalgo SA	48	167
*Tecnicas Reunidas SA	6,726	62,523
Telefonica SA	1,336,604	6,086,875

54

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
*Tubacex SA	84	$229
ΩUnicaja Banco SA	340,225	345,371
Vidrala SA	3,781	397,385
Viscofan SA	6,658	457,195
Vocento SA	52	41

TOTAL SPAIN		76,054,551

SWEDEN — (2.8%)
AAK AB	16,128	324,533
ΩAcadeMedia AB	23,177	117,611
AddLife AB, Class B	24,979	295,153
*Addnode Group AB	7,691	97,550
AddTech AB, B Shares	43,278	864,948
AFRY AB	50,082	939,900
Alfa Laval AB	24,015	879,147
ΩAlimak Group AB	2,100	15,498
*Alleima AB	15,834	81,167
ΩAmbea AB	18,842	71,641
*Annehem Fastigheter AB, Class B	28	53
AQ Group AB	26	1,037
*Arise AB	16	87
Arjo AB, Class B	51,003	225,547
Assa Abloy AB, Class B	188,202	4,475,124
*»Atlas Copco AB	585	456
Atlas Copco AB, Class A	596,858	8,617,775
Atlas Copco AB, Class B	156,515	2,003,502
Atrium Ljungberg AB, B Shares	28	520
*ΩAttendo AB	19,316	68,453
#Avanza Bank Holding AB	16,739	355,269
Axfood AB	13,923	345,047
Beijer Alma AB, Class B	1,171	26,600
Beijer Ref AB	26,380	430,526
Bergman & Beving AB	28	393
*Besqab AB	8	21
#*Besqab AB	4	11
*Betsson AB, Class B	140,824	1,519,824
*Better Collective A/S	2,650	56,063
Bilia AB, A Shares	21,166	238,542
Billerud AB	46,015	441,252
*BioGaia AB, Class B	10,005	99,296
Biotage AB	2,610	32,417
Boliden AB	44,453	1,587,042
*ΩBoozt AB	3,280	37,989
ΩBravida Holding AB	12,803	155,400
Bufab AB	4,492	148,722
Bulten AB	8	74
Byggmax Group AB	13,639	41,726
#Castellum AB	16,716	202,569
Catella AB	28	95
Catena AB	5,622	215,184
*Catena Media PLC	44	124
#Clas Ohlson AB, B Shares	8,691	65,497
Cloetta AB, B Shares	38,608	81,678
Concentric AB	1,030	21,640
ΩCoor Service Management Holding AB	21,959	142,793
Corem Property Group AB, Class B	66,623	52,741
Dios Fastigheter AB	40,220	286,634
#ΩDometic Group AB	60,762	434,097
*Duni AB	94	1,026

55

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*ΩDustin Group AB	11,648	$39,995
Elanders AB, Class B	4	51
Electrolux AB, Class B	41,559	626,186
Electrolux Professional AB, Class B	1,015	5,908
#Elekta AB, Class B	68,987	578,812
*Enea AB	12	79
Epiroc AB, Class A	131,447	2,627,082
Epiroc AB, Class B	16,792	288,291
Essity AB, Class A	16	485
Essity AB, Class B	71,566	2,167,789
ΩEvolution AB	20,510	2,730,201
Fabege AB	44,602	356,999
Fagerhult AB	231	1,475
#*Fastighets AB Balder, Class B	68,755	318,999
FastPartner AB, Class A	24	147
*Ferronordic AB	8	75
#*Fingerprint Cards AB, Class B	319	83
Fortnox AB	66,108	454,502
G5 Entertainment AB	899	19,773
GARO AB	96	761
Getinge AB, Class B	48,405	1,226,494
Granges AB	24,588	244,028
#H & M Hennes & Mauritz AB, Class B	112,568	1,644,855
Hanza AB	1,794	13,800
Hexagon AB, Class B	197,801	2,253,338
*Hexatronic Group AB	28,948	244,120
*Hexpol AB	35,829	421,610
HMS Networks AB	5,072	235,570
Holmen AB, Class B	13,290	501,813
Hufvudstaden AB, Class A	17,200	244,990
Husqvarna AB, A Shares	8	69
Husqvarna AB, B Shares	72,764	626,392
IAR Systems Group AB	8	82
Indutrade AB	118,411	2,836,392
Instalco AB	37,463	196,496
*International Petroleum Corp.	26,318	256,708
Intrum AB	10,844	97,876
Inwido AB	24,128	252,871
JM AB	11,397	182,556
*Karnov Group AB	2,214	11,980
Kindred Group PLC	43,543	534,033
KNOW IT AB	1,400	32,416
Lagercrantz Group AB, B Shares	15,595	200,387
Lifco AB, Class B	34,590	787,420
Lindab International AB	89,294	1,426,824
Loomis AB	17,539	560,851
Medicover AB, Class B	28	462
MEKO AB	8,762	107,376
*Millicom International Cellular SA	68,270	1,222,334
#MIPS AB	27,091	1,459,503
*Modern Times Group MTG AB, Class B	92,466	742,360
ΩMunters Group AB	13,777	134,852
Mycronic AB	6,349	134,689
NCAB Group AB	1,840	14,019
NCC AB, Class B	22,924	227,737
Nederman Holding AB	519	9,892
*Net Insight AB, Class B	232	118
New Wave Group AB, Class B	7,227	145,706

56

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Nibe Industrier AB, Class B	110,375	$1,232,098
Nolato AB, Class B	33,840	187,391
Nordic Waterproofing Holding AB	697	9,500
Nordnet AB publ	14,134	221,575
*Note AB	3,266	73,043
Nyfosa AB	28,531	194,847
OEM International AB, Class B	2,676	25,958
#Orron Energy ab	23,889	27,808
*OX2 AB	16,268	125,611
Peab AB, Class B	44,432	234,565
Platzer Fastigheter Holding AB, Class B	52	437
Proact IT Group AB	24	257
Ratos AB, B Shares	34,221	118,037
*RaySearch Laboratories AB	20	134
Rejlers AB	4	62
ΩResurs Holding AB	23,722	45,075
Rottneros AB	48	58
Saab AB, Class B	9,547	535,743
Sagax AB, Class B	28,556	698,779
#Samhallsbyggnadsbolaget i Norden AB	85,214	99,892
Samhallsbyggnadsbolaget i Norden AB, Class D	112	169
Sandvik AB	154,904	3,148,747
*Scandi Standard AB	36	186
#*ΩScandic Hotels Group AB	312,083	1,112,969
*Sdiptech AB	6,735	155,222
*Sectra AB, Class B	7,642	120,472
Securitas AB, Class B	100,728	901,492
*Sensys Gatso Group AB	488	43
#*ΩSinch AB	120,215	317,026
SinterCast AB	4	41
#Skandinaviska Enskilda Banken AB, Class A	340,680	3,869,382
Skandinaviska Enskilda Banken AB, Class C	8	102
Skanska AB, Class B	67,072	1,094,626
SKF AB, Class A	38	685
SKF AB, Class B	157,906	2,852,615
SkiStar AB	8,474	108,969
Solid Forsakring AB	511	3,233
SSAB AB, Class A	5,064	35,872
SSAB AB, Class B	204,412	1,377,461
*Stendorren Fastigheter AB	8	157
*Stillfront Group AB	90,245	191,800
Svenska Cellulosa AB SCA, Class A	8	109
Svenska Cellulosa AB SCA, Class B	67,650	926,315
Svenska Handelsbanken AB, Class A	168,706	1,490,471
Svenska Handelsbanken AB, Class B	16	176
Sweco AB, Class B	20,321	271,812
Swedbank AB, Class A	112,704	1,955,818
*Swedish Orphan Biovitrum AB, Class B	28,907	702,860
Systemair AB	96	832
Tele2 AB, Class B	128,287	1,362,633
Telefonaktiebolaget LM Ericsson, Class A	28	172
Telefonaktiebolaget LM Ericsson, Class B	552,858	3,038,300
Telia Co. AB	394,843	1,099,390
*Tethys Oil AB	5,568	28,471
ΩThule Group AB	33,115	954,652
Trelleborg AB, Class B	48,242	1,210,606
Troax Group AB	346	7,833
VBG Group AB, Class B	12	199

57

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Viaplay Group AB	13,369	$340,440
Vitec Software Group AB, B Shares	3,391	178,191
Vitrolife AB	11,107	249,487
Volvo AB, Class A	13,114	277,437
Volvo AB, Class B	309,113	6,352,679
#*Volvo Car AB, Class B	16,891	69,426
Wallenstam AB, Class B	13,828	54,761
Wihlborgs Fastigheter AB	250,395	2,018,832

TOTAL SWEDEN		97,264,747

SWITZERLAND — (8.7%)
ABB, Ltd., Registered	288,677	10,417,735
*Accelleron Industries AG	15,286	376,118
Adecco Group AG	36,912	1,266,135
*Alcon, Inc.	89,096	6,457,678
Alcon, Inc.	15,567	1,133,704
Allreal Holding AG, Registered	3,250	577,664
#ALSO Holding AG, Registered	15	3,216
*ams-OSRAM AG	72,845	502,520
Arbonia AG	11,942	145,979
*Aryzta AG	322,562	574,055
Ascom Holding AG, Registered	1,347	13,106
*Autoneum Holding AG	676	102,837
Baloise Holding AG, Registered	22,255	3,728,128
Banque Cantonale Vaudoise, Registered	6,795	716,870
Barry Callebaut AG	527	1,127,361
*Basilea Pharmaceutica AG, Registered	2,071	100,519
Belimo Holding AG, Class R	1,827	882,248
Bell Food Group AG	503	159,934
Bellevue Group AG	16	564
Berner Kantonalbank AG, Registered	110	29,538
BKW AG	5,836	1,003,211
Bossard Holding AG, Registered	1,435	352,281
Bucher Industries AG, Registered	1,822	820,468
Burckhardt Compression Holding AG	714	441,211
Bystronic AG	308	223,201
Cembra Money Bank AG	7,594	609,619
Chocoladefabriken Lindt & Spruengli AG	9	1,110,275
Cie Financiere Richemont SA, Registered	71,438	11,794,634
Clariant AG, Registered	46,607	778,136
Coltene Holding AG, Registered	106	8,658
Comet Holding AG, Class R	1,899	458,721
#COSMO Pharmaceuticals NV	2,135	129,292
Credit Suisse Group AG, Registered	156,879	141,077
Credit Suisse Group AG, Sponsored ADR	68,863	61,626
DKSH Holding AG	8,417	670,958
dormakaba Holding AG	594	266,284
*DSM-Firmenich AG	36,712	4,813,333
#*Dufry AG, Registered	18,712	863,437
EFG International AG	383	3,688
Emmi AG, Registered	21	21,919
EMS-Chemie Holding AG	1,200	986,237
*Evolva Holding SA	2	48
Flughafen Zurich AG, Registered	8,028	1,547,784
Forbo Holding AG, Registered	179	264,262
ΩGalenica AG	12,485	1,121,483
*GAM Holding AG	25,355	26,322
Geberit AG, Registered	9,560	5,443,523
Georg Fischer AG, Registered	19,642	1,428,931

58

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Givaudan SA, Registered	1,930	$6,769,799
Helvetia Holding AG, Registered	8,572	1,281,875
Holcim AG	66,176	4,373,319
Huber + Suhner AG, Registered	3,809	313,262
Implenia AG, Registered	4,007	181,205
Inficon Holding AG, Registered	54	58,729
Interroll Holding AG, Class R	105	383,995
Intershop Holding AG	42	29,634
Julius Baer Group, Ltd.	67,207	4,811,449
*Jungfraubahn Holding AG, Registered	176	30,057
Kardex Holding AG, Registered	1,471	334,675
Komax Holding AG, Class R	889	235,222
*Kudelski SA	32	65
Kuehne + Nagel International AG, Registered	10,714	3,176,703
Landis+Gyr Group AG	76,284	6,308,075
LEM Holding SA, Registered	13	28,803
Liechtensteinische Landesbank AG	657	46,578
Logitech International SA, Class RSponsored	23,461	1,394,991
Logitech International SA, Registered	12,706	749,755
Lonza Group AG, Registered	13,602	8,463,331
ΩMedacta Group SA	4	538
*ΩMedmix AG	20	475
Meier Tobler Group AG	517	30,902
Mobilezone Holding AG, Registered	2,062	31,554
Mobimo Holding AG, Registered	1,718	461,325
Nestle SA, Registered	420,067	54,048,731
Novartis AG, Registered	65,419	6,698,088
Novartis AG, Sponsored ADR	260,789	26,749,128
OC Oerlikon Corp. AG	16,015	89,571
#*Orascom Development Holding AG	12	93
Orior AG	368	34,441
Partners Group Holding AG	4,516	4,379,767
PSP Swiss Property AG, Registered	9,238	1,090,853
Rieter Holding AG, Registered	500	54,604
Roche Holding AG	119,431	37,618,652
Roche Holding AG	4,621	1,570,013
Romande Energie Holding SA, Registered	10	14,494
Schindler Holding AG, Registered	3,833	817,804
Schweiter Technologies AG	225	179,990
*ΩSensirion Holding AG	2,012	218,369
SFS Group AG	1,829	238,784
SGS SA, Registered	30,100	2,724,404
*Siegfried Holding AG, Registered	3,057	2,357,879
SIG Group AG	61,246	1,640,475
Sika AG, Registered	25,599	7,058,024
#Softwareone Holding AG	3,147	47,415
Sonova Holding AG	10,866	3,440,300
St Galler Kantonalbank AG, Registered	31	17,519
Stadler Rail AG	8,586	357,698
Straumann Holding AG, Class R	18,781	2,820,157
Sulzer AG, Registered	3,590	300,494
Swatch Group AG (The)	5,710	1,954,122
Swatch Group AG (The)	1,090	68,825
*Swiss Life Holding AG	5,507	3,630,703
Swiss Prime Site AG, Registered	23,236	2,110,703
Swiss Re AG	68,615	6,916,620
#*Swiss Steel Holding AG	284	45
Swisscom AG, Registered	8,263	5,690,938

59

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Swissquote Group Holding SA, Registered	5,007	$1,070,538
Temenos AG, Registered	17,107	1,435,370
u-blox Holding AG	2,175	262,940
UBS Group AG	376,483	7,623,781
UBS Group AG	96,615	1,960,957
Valiant Holding AG	3,731	434,281
ΩVAT Group AG	5,582	1,964,879
Vetropack Holding AG	2,612	135,875
Vontobel Holding AG, Class R	5,959	399,699
VP Bank AG, Class A	4	448
VZ Holding AG	28	2,611
Ypsomed Holding AG, Registered	4	933
Zehnder Group AG, Registered	2,487	203,699
Zug Estates Holding AG, Class B	9	17,847
Zurich Insurance Group AG	23,838	11,564,798

TOTAL SWITZERLAND		305,221,203

UNITED KINGDOM — (12.8%)
4imprint Group PLC	632	35,826
abrdn PLC	723	1,933
Admiral Group PLC	41,805	1,214,305
ΩAirtel Africa PLC	70,702	106,727
AJ Bell PLC	57,532	235,881
Anglo American PLC	220,217	6,767,519
Antofagasta PLC	74,285	1,363,649
Ashmore Group PLC	86,888	265,597
Ashtead Group PLC	97,309	5,598,010
*ASOS PLC	4,011	37,145
Associated British Foods PLC	68,161	1,675,732
AstraZeneca PLC	222,514	32,850,887
ΩAuto Trader Group PLC	189,958	1,517,544
Aviva PLC	565,948	3,008,962
B&M European Value Retail SA	217,574	1,311,827
*Babcock International Group PLC	203,296	811,027
BAE Systems PLC	626,687	7,987,087
Balfour Beatty PLC	122,383	589,142
Bank of Georgia Group PLC	1,457	54,206
Barclays PLC	2,907,073	5,841,843
Barratt Developments PLC	180,782	1,136,122
Beazley PLC	108,068	808,870
Bellway PLC	25,131	761,880
Berkeley Group Holdings PLC	20,946	1,170,760
Bodycote PLC	13,652	118,484
*boohoo Group PLC	55,874	34,608
BP PLC	3,880,948	26,067,780
British American Tobacco PLC	313,193	11,522,177
Britvic PLC	64,443	739,919
BT Group PLC	2,219,706	4,431,823
Bunzl PLC	64,491	2,564,693
Burberry Group PLC	80,190	2,611,484
*Carnival PLC	12,174	100,133
*Cazoo Group, Ltd.	222	395
Centamin PLC	155,872	202,380
Centrica PLC	1,467,116	2,111,396
Close Brothers Group PLC	26,356	300,791
Coca-Cola HBC AG	40,392	1,230,631
Compass Group PLC	298,497	7,867,526
Computacenter PLC	15,549	448,719
ΩConvaTec Group PLC	275,629	761,469

60

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Cranswick PLC	11,025	$444,819
Croda International PLC	26,241	2,302,160
CVS Group PLC	8,896	237,045
DCC PLC	19,600	1,217,964
Dechra Pharmaceuticals PLC	1,270	59,541
Diageo PLC	376,354	17,133,447
Diploma PLC	17,150	578,989
Direct Line Insurance Group PLC	262,331	565,970
Domino’s Pizza Group PLC	82,637	305,574
*Dowlais Group PLC	259,657	432,756
Dr Martens PLC	6,330	13,215
Drax Group PLC	71,815	568,303
DS Smith PLC	278,263	1,084,569
Dunelm Group PLC	25,612	368,916
*easyJet PLC	65,736	411,134
Entain PLC	119,145	2,162,434
*»Evraz PLC	42,647	—
Experian PLC	161,949	5,719,846
Fevertree Drinks PLC	12,460	212,362
*Frasers Group PLC	44,032	425,316
Fresnillo PLC	36,158	323,309
Future PLC	15,999	226,831
Games Workshop Group PLC	6,528	813,939
Gamma Communications PLC	1,735	25,340
Glencore PLC	2,005,394	11,821,493
Grafton Group PLC	41,058	447,318
Grainger PLC	119,930	389,813
Greggs PLC	23,910	846,877
GSK PLC	748,764	13,561,531
Haleon PLC	757,175	3,340,436
Halma PLC	62,178	1,803,733
Hargreaves Lansdown PLC	69,458	701,032
Hays PLC	351,519	502,795
*Helios Towers PLC	5,039	6,606
Hikma Pharmaceuticals PLC	34,933	808,331
Hiscox, Ltd.	60,953	905,550
Howden Joinery Group PLC	123,583	1,063,397
HSBC Holdings PLC	2,878,937	20,763,113
IMI PLC	53,641	1,075,369
Imperial Brands PLC	211,850	5,238,935
Inchcape PLC	87,537	889,552
*Indivior PLC	23,741	455,351
Informa PLC	250,016	2,270,730
IntegraFin Holdings PLC	37,088	126,888
InterContinental Hotels Group PLC	31,258	2,145,130
International Distributions Services PLC	143,092	455,385
Intertek Group PLC	37,239	1,945,241
Investec PLC	132,083	735,943
ITV PLC	716,253	727,227
*IWG PLC	168,476	359,351
J Sainsbury PLC	401,089	1,393,409
JD Sports Fashion PLC	522,923	1,058,518
JET2 PLC	25,131	387,258
*John Wood Group PLC	140,617	398,374
Johnson Matthey PLC	38,608	952,814
*ΩJust Eat Takeaway.com NV	22,540	394,077
Kainos Group PLC	5,780	90,084
Kingfisher PLC	475,421	1,538,705

61

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Lancashire Holdings, Ltd.	42,807	$329,550
Legal & General Group PLC	1,079,821	3,177,261
Lloyds Banking Group PLC	11,192,052	6,780,419
London Stock Exchange Group PLC	37,383	3,921,501
Man Group PLC	303,622	867,044
*Marks & Spencer Group PLC	441,808	912,647
Marshalls PLC	34,933	131,985
Mediclinic International PLC	85,019	533,018
Melrose Industries PLC	259,657	1,334,820
Mondi PLC	105,614	1,679,236
Moneysupermarket.com Group PLC	5,795	19,958
National Express Group PLC	203,443	310,428
National Grid PLC	503,220	7,238,915
NatWest Group PLC	865,478	2,850,080
Next PLC	25,131	2,128,969
Ninety One PLC	594	1,352
*Ocado Group PLC	24,773	157,305
OSB Group PLC	48,168	300,774
Pagegroup PLC	47,937	273,423
Pearson PLC	134,533	1,499,865
Pennon Group PLC	52,416	566,581
Persimmon PLC	40,457	668,173
Pets at Home Group PLC	98,593	477,840
Phoenix Group Holdings PLC	138,162	1,027,693
Plus500, Ltd.	23,948	501,168
Prudential PLC	355,717	5,416,613
QinetiQ Group PLC	115,470	539,027
Reckitt Benckiser Group PLC	102,272	8,265,469
Redrow PLC	58,611	381,232
RELX PLC	317,246	10,550,809
Renishaw PLC	4,900	221,963
Rentokil Initial PLC	313,476	2,491,701
Rightmove PLC	170,448	1,230,141
Rio Tinto PLC	215,894	13,700,793
*Rolls-Royce Holdings PLC	1,527,109	2,920,396
Rotork PLC	151,239	621,600
RS GROUP PLC	89,949	1,041,704
RWS Holdings PLC	33,575	107,526
Savills PLC	22,155	267,745
Schroders PLC	191,429	1,168,626
Serco Group PLC	210,025	401,513
Severn Trent PLC	48,492	1,787,038
Shell PLC	1,392,963	42,929,894
Smith & Nephew PLC	150,256	2,482,517
Smiths Group PLC	70,610	1,491,879
Softcat PLC	27,183	456,802
Spectris PLC	20,825	983,914
Spirax-Sarco Engineering PLC	12,250	1,707,526
Spirent Communications PLC	121,334	274,508
SSE PLC	250,916	5,795,027
*SSP Group PLC	174,544	565,572
St James’s Place PLC	103,664	1,572,009
Standard Chartered PLC	509,188	4,021,741
Synthomer PLC	68,161	102,463
Tate & Lyle PLC	89,392	915,706
Taylor Wimpey PLC	649,096	1,045,916
TBC Bank Group PLC	1,941	57,453
Telecom Plus PLC	7,493	170,088

62

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Tesco PLC	1,654,634	$5,846,050
The Sage Group PLC	189,319	1,947,896
TP ICAP Group PLC	30,273	64,723
Travis Perkins PLC	63,743	767,534
#*TUI AG	12,286	78,353
Unilever PLC	28,805	1,606,249
Unilever PLC	315,745	17,606,650
United Utilities Group PLC	128,350	1,745,512
Victrex PLC	14,700	309,664
Virgin Money UK PLC	266,939	523,068
Vistry Group PLC	29,113	286,333
Vodafone Group PLC	5,550,388	6,690,240
*ΩWatches of Switzerland Group PLC	16,631	173,812
Weir Group PLC (The)	52,416	1,212,220
WH Smith PLC	28,806	569,885
Whitbread PLC	34,933	1,425,667
Wickes Group PLC	50,157	84,981
WPP PLC	235,454	2,743,969

TOTAL UNITED KINGDOM		448,560,756

UNITED STATES — (0.2%)
ADTRAN Holdings, Inc.	3,108	28,033
Ferguson PLC	48,381	6,807,673
*Noble Corp. PLC	855	32,041

TOTAL UNITED STATES		6,867,747

TOTAL COMMON STOCKS		3,414,862,595

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG	3,620	384,660
#*ΩDr Ing hc F Porsche AG	12,340	1,544,884
Draegerwerk AG & Co. KGaA	1,258	70,830
Henkel AG & Co. KGaA	32,303	2,613,340
Porsche Automobil Holding SE	25,325	1,411,356
#Sartorius AG	4,625	1,795,264
Sixt SE	257	20,457
STO SE & Co. KGaA	4	781
Volkswagen AG	42,520	5,805,778

TOTAL GERMANY		13,647,350

TOTAL PREFERRED STOCKS		13,647,350

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Pointsbet Holdings, Ltd. 7/8/2024	856	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*<»Strabag SE	8	—

TOTAL AUSTRIA		—

FRANCE — (0.0%)
#*Mersen SA 5/3/2023	4,695	7,642

TOTAL FRANCE		7,642

ITALY — (0.0%)
#*»Webuild SpA 08/02/2030	17	—

TOTAL ITALY		—

SINGAPORE — (0.0%)
*Keppel Infrastructure Trust 5/11/2023	4,675	80

TOTAL SINGAPORE		80

63

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (0.0%)
#*Fingerprint Cards AB 9/8/2023	15	$1

TOTAL SWEDEN		1

TOTAL RIGHTS/WARRANTS		7,723

TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $3,256,975,722)		3,428,517,668

SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	6,697,444	77,457,944

TOTAL INVESTMENTS — (100.0%)
(Cost $3,334,433,666)		$3,505,975,612

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

64

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.0%)
#29Metals, Ltd.	64,352	$50,395
*A2B Australia, Ltd.	184	187
#Accent Group, Ltd.	71,463	119,955
Acrow Formwork and Construction Services, Ltd.	300	173
Adairs, Ltd.	43,076	63,766
Adbri, Ltd.	361,158	378,295
#*Aeris Resources, Ltd.	2,178	684
AGL Energy, Ltd.	101,348	555,900
*Ainsworth Game Technology, Ltd.	184	118
*Alkane Resources, Ltd.	14,107	8,204
#*Alliance Aviation Services, Ltd.	140	287
*Allkem, Ltd.	139,101	1,126,082
ALS, Ltd.	129,003	1,117,651
Altium, Ltd.	18,236	459,997
Alumina, Ltd.	376,628	378,320
*AMA Group, Ltd.	1,524	166
AMP, Ltd.	386,239	289,705
Ampol, Ltd.	138,556	2,740,537
Ansell, Ltd.	96,456	1,705,764
ANZ Group Holdings, Ltd.	227,016	3,653,079
APA Group	117,177	796,048
#*Appen, Ltd.	66,903	138,829
#*Arafura Rare Earths, Ltd.	332,657	90,133
ARB Corp., Ltd.	47,217	996,949
Ardent Leisure Group, Ltd.	118,446	42,660
Aristocrat Leisure, Ltd.	50,382	1,262,214
ASX, Ltd.	11,220	507,688
Atlas Arteria, Ltd.	121,496	525,102
AUB Group, Ltd.	14,359	260,667
*Audinate Group, Ltd.	2,684	15,520
*Aurelia Metals, Ltd.	1,940	173
Aurizon Holdings, Ltd.	518,664	1,172,238
#*Aussie Broadband, Ltd.	10,827	23,683
Austal, Ltd.	146,040	159,725
Austin Engineering, Ltd.	540	139
*Australian Agricultural Co., Ltd.	59,230	60,083
#Australian Clinical Labs, Ltd.	123,453	287,992
Australian Ethical Investment, Ltd.	9,259	19,825
Australian Vintage, Ltd.	280	95
Auswide Bank, Ltd.	8,572	29,910
Autosports Group, Ltd.	6,982	10,705
*»AVZ Minerals, Ltd.	2,747	288
#Baby Bunting Group, Ltd.	10,893	15,549
Bank of Queensland, Ltd.	198,462	760,692
Bapcor, Ltd.	102,962	445,679
Base Resources, Ltd.	1,288	162
Beach Energy, Ltd.	858,132	833,633
Beacon Lighting Group, Ltd.	159	192
Bega Cheese, Ltd.	340,126	849,641
Bell Financial Group, Ltd.	252	162
Bendigo & Adelaide Bank, Ltd.	240,903	1,375,497
BHP Group, Ltd.	3,592	105,396
#BHP Group, Ltd., Sponsored ADR	341,701	20,174,027

1

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
#*Bigtincan Holdings, Ltd.	4,709	$1,276
Blackmores, Ltd.	2,343	147,018
BlueScope Steel, Ltd.	214,181	2,812,435
#*Boral, Ltd.	2,853	7,768
#*Boss Energy, Ltd.	50,684	88,091
Brambles, Ltd.	383,487	3,611,347
#Bravura Solutions, Ltd.	15,940	4,740
*»Bravura Solutions, Ltd.	8,180	2,433
Breville Group, Ltd.	61,202	831,153
Brickworks, Ltd.	15,102	249,504
#*Bubs Australia, Ltd.	26,841	3,459
*»BWX, Ltd.	252	33
Capitol Health, Ltd.	1,476	268
Capral, Ltd.	28	136
*Capricorn Metals, Ltd.	105,842	309,860
carsales.com, Ltd.	55,521	871,781
*Catapult Group International, Ltd.	152	78
Cedar Woods Properties, Ltd.	18,231	59,035
*Chalice Mining, Ltd.	30,185	158,385
Challenger, Ltd.	149,089	594,110
Champion Iron, Ltd.	128,069	547,585
*Clean Seas Seafood, Ltd.	236	84
Cleanaway Waste Management, Ltd.	676,612	1,082,078
ClearView Wealth, Ltd.	372	128
#Clinuvel Pharmaceuticals, Ltd.	9,094	121,518
Clover Corp., Ltd.	124	100
Cochlear, Ltd.	9,254	1,508,331
Codan, Ltd.	87,035	419,300
#*Cogstate, Ltd.	24,518	25,843
Coles Group, Ltd.	64,968	781,402
Collins Foods, Ltd.	140,214	800,587
Commonwealth Bank of Australia	125,988	8,272,646
Computershare, Ltd.	99,161	1,467,887
*Cooper Energy, Ltd.	1,066,980	119,870
#*Core Lithium, Ltd.	64,802	41,968
#Corporate Travel Management, Ltd.	45,707	631,900
Costa Group Holdings, Ltd.	115,953	190,803
CSL, Ltd.	23,067	4,581,998
CSR, Ltd.	275,504	955,852
Data#3, Ltd.	44,052	220,959
*»De Grey Mining, Ltd.	2,167	2,313
*De Grey Mining, Ltd.	127,258	135,819
#*Deep Yellow, Ltd.	16,841	5,954
Dicker Data, Ltd.	19,206	103,442
Domain Holdings Australia, Ltd.	60,156	132,381
Domino’s Pizza Enterprises, Ltd.	11,628	387,446
Downer EDI, Ltd.	369,252	866,273
Eagers Automotive, Ltd.	59,059	552,263
Earlypay, Ltd.	266	47
Elanor Investor Group	136	146
Elders, Ltd.	86,471	463,442
Emeco Holdings, Ltd.	57,738	26,137
*Emerald Resources NL	31,908	40,697
#*EML Payments, Ltd.	137,043	65,207
#*Empire Energy Group, Ltd.	380	36
Endeavour Group, Ltd.	188,230	844,622
*»Energy World Corp., Ltd.	2,464	57
#*EnviroSuite, Ltd.	1,580	95

2

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
EQT Holdings, Ltd.	4,464	$79,651
Estia Health, Ltd.	8,971	15,592
Eureka Group Holdings, Ltd.	303	92
Euroz Hartleys Group, Ltd.	170	133
Evolution Mining, Ltd.	664,163	1,562,530
EVT, Ltd.	35,677	283,162
*Experience Co., Ltd.	260	50
#Fenix Resources, Ltd.	10,228	1,622
Fiducian Group, Ltd.	16	63
Finbar Group, Ltd.	224	93
*FleetPartners Group, Ltd.	85,854	118,580
*Fleetwood, Ltd.	132	132
*»Flight Centre Travel Group, Ltd.	1,385	18,003
#*Flight Centre Travel Group, Ltd.	24,878	323,388
Fortescue Metals Group, Ltd.	193,858	2,682,650
#*Frontier Digital Ventures, Ltd.	120	40
G8 Education, Ltd.	297,722	240,035
*»Gascoyne Resources, Ltd.	445	37
*Genetic Signatures, Ltd.	96	48
*Genex Power, Ltd.	1,580	167
Gold Road Resources, Ltd.	198,223	245,617
GR Engineering Services, Ltd.	1,873	2,253
GrainCorp., Ltd., Class A	95,570	429,471
Grange Resources, Ltd.	298,186	121,190
GUD Holdings, Ltd.	152,805	964,372
GWA Group, Ltd.	336	391
Hansen Technologies, Ltd.	42,551	126,821
Harvey Norman Holdings, Ltd.	217,974	520,015
Healius, Ltd.	217,545	429,857
Healthia, Ltd.	128	100
Helia Group, Ltd.	393,153	821,017
Helloworld Travel, Ltd.	4,401	8,783
Horizon Oil, Ltd.	46,866	4,955
HT&E, Ltd.	66,800	50,767
HUB24, Ltd.	10,713	200,285
IDP Education, Ltd.	26,615	495,294
IGO, Ltd.	67,423	612,653
Iluka Resources, Ltd.	150,742	1,092,810
Imdex, Ltd.	53,989	74,212
Incitec Pivot, Ltd.	981,949	2,070,062
Infomedia, Ltd.	72,871	72,235
Inghams Group, Ltd.	366,933	681,392
Insignia Financial, Ltd.	244,357	479,606
Insurance Australia Group, Ltd.	204,502	673,024
Integral Diagnostics, Ltd.	40,345	84,252
#InvoCare, Ltd.	7,944	58,273
IPH, Ltd.	67,834	364,005
IRESS, Ltd.	59,521	405,146
IVE Group, Ltd.	36,912	58,056
James Hardie Industries PLC	74,270	1,643,737
#James Hardie Industries PLC, Sponsored ADR	676	15,048
JB Hi-Fi, Ltd.	39,413	1,157,750
Johns Lyng Group, Ltd.	30,107	134,499
Jupiter Mines, Ltd.	1,540	254
*Karoon Energy, Ltd.	469,714	661,176
Kelsian Group, Ltd.	30,674	123,653
#*Kogan.com, Ltd.	22,508	64,704
*Lark Distilling Co., Ltd.	20	23

3

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Lendlease Corp., Ltd.	193,999	$955,123
*Lepidico, Ltd.	18,676	123
Lifestyle Communities, Ltd.	26,480	296,439
Lindsay Australia, Ltd.	329	283
Link Administration Holdings, Ltd.	259,103	363,004
*Li-S Energy, Ltd.	8	1
Lottery Corp., Ltd. (The)	402,197	1,339,593
Lovisa Holdings, Ltd.	57,099	1,001,836
Lycopodium, Ltd.	36	243
*Lynas Rare Earths, Ltd.	353,736	1,503,121
#MA Financial Group, Ltd.	14,783	45,037
*Mach7 Technologies, Ltd.	96	44
Macmahon Holdings, Ltd.	1,856	166
Macquarie Group, Ltd.	15,212	1,835,654
*Macquarie Telecom Group, Ltd.	1,289	52,354
Mader Group, Ltd.	52	169
Magellan Financial Group, Ltd.	65,250	350,139
Maggie Beer Holdings, Ltd.	392	49
#Mayne Pharma Group, Ltd.	52,395	144,041
McMillan Shakespeare, Ltd.	57,365	582,673
McPherson’s, Ltd.	204	80
Medibank Pvt, Ltd.	454,641	1,069,602
#*Mesoblast, Ltd.	91,440	51,968
*»Mesoblast, Ltd. Placement	10,247	5,824
#*Metals X, Ltd.	176,036	31,992
Metcash, Ltd.	264,918	682,778
Michael Hill International, Ltd.	304	201
Mineral Resources, Ltd.	31,854	1,551,019
*MMA Offshore, Ltd.	27,822	22,063
#Monadelphous Group, Ltd.	29,653	242,405
Monash IVF Group, Ltd.	53,097	40,528
*Mount Gibson Iron, Ltd.	33,045	10,373
*Musgrave Minerals, Ltd.	220	33
Myer Holdings, Ltd.	73,730	42,634
MyState, Ltd.	23,334	55,050
*Nanosonics, Ltd.	15,301	57,637
National Australia Bank, Ltd.	261,078	4,975,872
Netwealth Group, Ltd.	35,955	322,435
New Hope Corp., Ltd.	171,359	601,319
Newcrest Mining, Ltd.	147,133	2,811,979
*NEXTDC, Ltd.	51,937	394,024
nib holdings, Ltd.	316,152	1,612,935
#Nick Scali, Ltd.	49,501	317,641
Nickel Industries, Ltd.	642,707	403,497
Nine Entertainment Co. Holdings, Ltd.	1,165,354	1,586,459
Northern Star Resources, Ltd.	152,959	1,360,579
#*Novonix, Ltd.	134,244	87,385
NRW Holdings, Ltd.	544,830	867,724
Nufarm, Ltd.	157,989	581,548
Nuix, Ltd.	15,001	10,607
Objective Corp., Ltd.	2,607	22,225
*OFX Group, Ltd.	32,165	30,290
*OM Holdings, Ltd.	580	257
*Omni Bridgeway, Ltd.	26,217	39,675
oOh!media, Ltd.	74,185	80,647
Orica, Ltd.	182,604	1,954,920
Origin Energy, Ltd.	85,943	473,675
Orora, Ltd.	534,622	1,211,838

4

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
»OZ Minerals, Ltd.	75,589	$1,448,639
Pacific Smiles Group, Ltd.	108	100
Pact Group Holdings, Ltd.	22,356	14,774
#*Paladin Energy, Ltd.	379,447	164,246
#*Panoramic Resources, Ltd.	245,035	24,290
Paragon Care, Ltd.	328	61
Peet, Ltd.	568	426
*Peninsula Energy, Ltd.	49,573	5,078
PeopleIN, Ltd.	54	111
*Perenti, Ltd.	222,192	169,595
Perpetual, Ltd.	18,120	293,738
Perseus Mining, Ltd.	967,955	1,426,473
*PEXA Group, Ltd.	40,137	352,777
Pilbara Minerals, Ltd.	463,986	1,300,093
#Pinnacle Investment Management Group, Ltd.	12,084	65,643
Platinum Asset Management, Ltd.	130,682	151,564
#*PointsBet Holdings, Ltd.	97,925	100,306
*PolyNovo, Ltd.	4,943	5,324
#Praemium, Ltd.	49,194	22,269
Premier Investments, Ltd.	27,673	476,213
Pro Medicus, Ltd.	10,592	430,064
Probiotec, Ltd.	72	114
Propel Funeral Partners, Ltd.	80	233
PSC Insurance Group, Ltd.	11,954	36,971
PWR Holdings, Ltd.	16,577	109,987
*Qantas Airways, Ltd.	70,855	309,042
QANTM Intellectual Property, Ltd.	136	77
QBE Insurance Group, Ltd.	322,708	3,269,306
Qube Holdings, Ltd.	459,656	932,556
Ramelius Resources, Ltd.	1,055,590	917,328
Ramsay Health Care, Ltd.	32,111	1,372,336
REA Group, Ltd.	5,134	478,013
*ReadyTech Holdings, Ltd.	48	98
*Red 5, Ltd.	513,176	57,653
*»Red 5, Ltd.	18,320	2,058
*»Red 5, Ltd. Placement T1	79,727	8,957
*»Red 5, Ltd. Placement T2	33,052	3,713
Reece, Ltd.	12,236	147,411
Regis Healthcare, Ltd.	24,939	35,104
Regis Resources, Ltd.	348,665	490,785
#*Reject Shop, Ltd. (The)	44	140
Reliance Worldwide Corp., Ltd.	367,547	991,007
#*Resolute Mining, Ltd.	498,499	158,128
*»Resolute Mining, Ltd. Entitlement	47,201	14,973
*Retail Food Group, Ltd.	3,172	151
Ridley Corp., Ltd.	84,300	120,333
Rio Tinto, Ltd.	69,362	5,145,311
*RPMGlobal Holdings, Ltd.	19,366	17,917
#*Sandfire Resources, Ltd.	277,574	1,194,162
*»Sandfire Resources, Ltd. Entitlement	8,393	36,108
Santos, Ltd.	429,444	2,006,456
SEEK, Ltd.	116,675	1,882,899
Select Harvests, Ltd.	34,703	101,366
Servcorp, Ltd.	68	142
Service Stream, Ltd.	115,090	50,578
Seven Group Holdings, Ltd.	34,742	544,365
*Seven West Media, Ltd.	166,957	42,478
Shaver Shop Group, Ltd.	148	105

5

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Shine Justice, Ltd.	124	$62
*Sierra Rutile Holdings, Ltd.	25,251	3,755
Sigma Healthcare, Ltd.	241,399	111,670
*Silver Lake Resources, Ltd.	970,236	814,301
#*Silver Mines, Ltd.	165,825	24,109
Sims, Ltd.	95,441	987,081
SmartGroup Corp., Ltd.	107,386	476,893
Sonic Healthcare, Ltd.	161,418	3,780,501
South32, Ltd.	1,855,833	5,200,061
Southern Cross Electrical Engineering, Ltd.	300	127
#Southern Cross Media Group, Ltd.	81,641	45,050
SRG Global, Ltd.	632	315
*St Barbara, Ltd.	486,747	194,609
*Star Entertainment Grp, Ltd. (The)	686,076	575,811
Steadfast Group, Ltd.	123,422	483,672
*Strike Energy, Ltd.	52,095	16,353
Suncorp Group, Ltd.	219,187	1,807,728
#Sunland Group, Ltd.	42,532	40,475
Super Retail Group, Ltd.	93,246	832,510
*Superloop, Ltd.	56,677	23,035
*Syrah Resources, Ltd.	248,726	189,848
Tabcorp Holdings, Ltd.	1,514,403	1,050,835
Technology One, Ltd.	72,299	721,461
Telstra Corp., Ltd.	400,218	1,155,797
#*Temple & Webster Group, Ltd.	1,187	3,153
»Ten Sixty Four, Ltd.	340	128
Terracom, Ltd.	247,275	104,584
TPG Telecom, Ltd.	55,540	197,099
Transurban Group	146,969	1,455,898
Treasury Wine Estates, Ltd.	67,988	625,874
Tribune Resources, Ltd.	40	98
*Tyro Payments, Ltd.	44,882	46,863
United Malt Grp, Ltd.	320,740	932,630
ΩViva Energy Group, Ltd.	224,934	460,809
*Viva Leisure, Ltd.	92	75
*Volpara Health Technologies, Ltd.	196	102
*Webjet, Ltd.	83,530	408,487
Wesfarmers, Ltd.	116,829	4,012,426
*West African Resources, Ltd.	923,314	594,919
*Westgold Resources, Ltd.	556,885	561,228
Westpac Banking Corp.	303,187	4,502,123
Whitehaven Coal, Ltd.	404,877	1,926,457
*»Wiluna Mining Corp., Ltd.	216	11
WiseTech Global, Ltd.	13,143	595,482
Woodside Energy Group, Ltd.	281,621	6,268,170
#Woodside Energy Group, Ltd., Sponsored ADR	12,218	278,082
Woolworths Group, Ltd.	132,028	3,387,951
Worley, Ltd.	81,801	813,037
*Xero, Ltd.	5,160	318,289
#Yancoal Australia, Ltd.	80,005	293,965

TOTAL AUSTRALIA		204,370,467

AUSTRIA — (0.5%)
*Addiko Bank AG	20	307
Agrana Beteiligungs AG	3,209	60,404
ANDRITZ AG	40,008	2,599,327
AT&S Austria Technologie & Systemtechnik AG	3,224	98,592
ΩBAWAG Group AG	37,224	1,814,762
*CA Immobilien Anlagen AG	3,939	114,369

6

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRIA — (Continued)
*DO & CO AG	1,922	$225,344
Erste Group Bank AG	68,388	2,484,708
*FACC AG	2,830	21,964
*Kapsch TrafficCom AG	4	55
*Lenzing AG	2,342	153,324
Mayr Melnhof Karton AG	1,068	170,493
Oesterreichische Post AG	4,018	155,255
OMV AG	41,469	1,961,285
Palfinger AG	1,560	51,409
POLYTEC Holding AG	24	123
Porr AG	4,847	74,166
Raiffeisen Bank International AG	40,948	628,822
Rosenbauer International AG	388	13,664
Schoeller-Bleckmann Oilfield Equipment AG	1,722	108,362
Semperit AG Holding	2,293	60,375
Telekom Austria AG	44,063	344,409
UBM Development AG	4	131
UNIQA Insurance Group AG	13,887	124,643
Verbund AG	3,114	278,122
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,370	246,258
voestalpine AG	86,428	2,994,160
Wienerberger AG	67,163	2,024,233
Zumtobel Group AG	5,648	44,396

TOTAL AUSTRIA		16,853,462

BELGIUM — (1.2%)
Ackermans & van Haaren NV	24,582	4,331,295
Ageas SA	94,279	4,203,940
*AGFA-Gevaert NV	23,060	64,791
Anheuser-Busch InBev SA	96,643	6,305,588
*Argenx SE, Sponsored ADR	793	307,589
*Atenor	4	198
Azelis Group	1,469	34,868
Barco NV	7,003	204,725
Bekaert SA	15,247	710,337
#*ΩBiocartis Group NV	65	43
bpost SA	17,180	84,554
*Cie d’Entreprises CFE	906	9,802
Deceuninck NV	19,353	50,209
*Deme Group NV	1,252	165,588
D’ieteren Group	721	135,715
*Econocom Group SA	31,638	108,801
#Elia Group SA	3,948	542,207
Etablissements Franz Colruyt NV	18,888	524,435
Euronav NV	51,239	881,311
EVS Broadcast Equipment SA	523	12,760
Exmar NV	1,831	24,014
Fagron	20,370	379,154
#*Galapagos NV, Sponsored ADR	3,775	147,225
*Greenyard NV	32	219
Immobel SA	59	2,944
Ion Beam Applications	2,473	45,376
Jensen-Group NV	4	134
KBC Group NV	100,646	7,197,889
*Kinepolis Group NV	3,625	183,691
Lotus Bakeries NV	152	1,050,475
Melexis NV	10,156	968,172
#*Ontex Group NV	22,520	193,302
*Orange Belgium SA	3,496	56,813

7

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
Proximus SADP	55,813	$476,302
Recticel SA	2,984	42,563
*Shurgard Self Storage, Ltd.	2,209	114,438
Sipef NV	323	21,074
Solvay SA, Class A	57,542	6,914,823
Telenet Group Holding NV	15,023	348,956
*Tessenderlo Group SA	6,435	213,482
UCB SA	9,418	877,752
Umicore SA	39,374	1,293,630
*Unifiedpost Group SA	2,609	11,680
Van de Velde NV	1,912	74,724
VGP NV	8,898	933,219
Viohalco SA	40	215

TOTAL BELGIUM		40,251,022

CANADA — (10.5%)
*5N Plus, Inc.	18,044	40,577
Absolute Software Corp.	1,032	8,029
Acadian Timber Corp.	16	186
*AcuityAds Holdings, Inc.	1,467	2,142
*AcuityAds Holdings, Inc.	1,909	2,806
*Advantage Energy, Ltd.	123,530	694,019
Aecon Group, Inc.	35,366	330,375
Africa Oil Corp.	222,243	429,313
Ag Growth International, Inc.	15,462	675,686
AGF Management, Ltd., Class B	31,724	175,894
Agnico Eagle Mines, Ltd.	56,836	3,224,306
*Aimia, Inc.	3,594	9,354
*Air Canada	25,684	359,042
Alamos Gold, Inc.	3,185	41,119
Alamos Gold, Inc.	235,495	3,044,950
Algoma Central Corp.	28	322
Algonquin Power & Utilities Corp.	59,069	503,268
#Algonquin Power & Utilities Corp.	36,459	309,672
Alimentation Couche-Tard, Inc.	93,624	4,667,739
AltaGas, Ltd.	83,620	1,461,177
Altius Minerals Corp.	3,220	50,450
Altus Group, Ltd.	4,056	160,888
Amerigo Resources, Ltd.	196	233
Andlauer Healthcare Group, Inc.	3,595	136,532
Andrew Peller, Ltd., Class A	44	143
ARC Resources, Ltd.	241,990	3,002,796
*Aritzia, Inc.	56,290	1,787,103
Atco, Ltd., Class I	22,499	742,668
*Athabasca Oil Corp.	461,095	1,135,484
*ATS Corp.	22,074	945,261
#Aura Minerals, Inc.	969	7,823
#*Aurora Cannabis, Inc.	226,690	136,014
*AutoCanada, Inc.	2,276	34,485
*Aya Gold & Silver, Inc.	991	7,877
B2Gold Corp.	656,215	2,585,487
Badger Infrastructure Solutions, Ltd.	3,064	67,072
#*Ballard Power Systems, Inc.	12,922	57,069
#*Ballard Power Systems, Inc.	119,512	528,243
Bank of Montreal	89,345	8,058,026
Bank of Montreal	23,348	2,102,404
Bank of Nova Scotia (The)	29,550	1,473,469
#Bank of Nova Scotia (The)	179,756	8,971,622
Barrick Gold Corp.	10,942	207,820

8

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Barrick Gold Corp.	265,116	$5,047,809
*Bausch Health Cos., Inc.	47,019	345,631
*Bausch Health Cos., Inc.	17,901	131,930
#*Baytex Energy Corp.	283,346	1,065,446
#BCE, Inc.	34,136	1,640,917
#Birchcliff Energy, Ltd.	149,213	903,221
Bird Construction, Inc.	3,375	21,326
Black Diamond Group, Ltd.	2,425	12,247
#*BlackBerry, Ltd.	51,987	203,269
*BlackBerry, Ltd.	55,827	217,331
BMTC Group, Inc.	20	199
*Bombardier, Inc., Class A	230	10,034
*Bombardier, Inc., Class B	28,509	1,230,072
*Bonterra Energy Corp.	44	216
Boralex, Inc., Class A	22,854	665,585
Boyd Group Services, Inc.	7,353	1,224,958
#Brookfield Asset Management, Ltd., Class A	12,915	433,298
#Brookfield Corp.	93,117	3,022,578
Brookfield Infrastructure Corp., Class A	9,444	402,314
Brookfield Infrastructure Corp., Class A	9,807	417,428
BRP, Inc.	5,527	412,477
BRP, Inc.	2,758	206,216
*CAE, Inc.	10,626	239,298
*CAE, Inc.	18,927	425,484
*Calfrac Well Services, Ltd.	48	151
Calian Group, Ltd.	631	29,222
*Calibre Mining Corp.	540	617
Cameco Corp.	3,799	104,434
Cameco Corp.	9,632	264,537
Canaccord Genuity Group, Inc.	9,340	74,442
Canacol Energy, Ltd.	1,406	10,418
#*Canada Goose Holdings, Inc.	15,282	299,833
*Canada Goose Holdings, Inc.	1,089	21,326
#Canadian Imperial Bank of Commerce	36,608	1,535,706
Canadian Imperial Bank of Commerce	15,310	641,162
Canadian National Railway Co.	49,146	5,861,643
Canadian Natural Resources, Ltd.	161,380	9,839,339
Canadian Natural Resources, Ltd.	6,632	403,700
Canadian Pacific Kansas City, Ltd.	8,930	704,041
*Canadian Pacific Kansas City, Ltd.	7,365	579,947
Canadian Tire Corp., Ltd., Class A	28,915	3,786,473
Canadian Utilities, Ltd., Class A	24,908	719,344
Canadian Western Bank	54,539	977,142
*Canfor Corp.	5,702	85,595
*Canfor Pulp Products, Inc.	52	76
#*Canopy Growth Corp.	304,741	396,163
#*Canopy Growth Corp.	378	488
Capital Power Corp.	38,534	1,254,635
*Capstone Copper Corp.	20,150	94,637
Cardinal Energy, Ltd.	68,862	370,635
Cascades, Inc.	3,558	28,961
CCL Industries, Inc.	31,337	1,472,005
*Celestica, Inc.	29,401	319,295
*Celestica, Inc.	11,976	129,800
#Cenovus Energy, Inc.	214,508	3,603,734
Centerra Gold, Inc.	143,785	971,076
CES Energy Solutions Corp.	48,421	96,035
*CGI, Inc.	36,321	3,683,313

9

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
CI Financial Corp.	84,187	$828,028
#*Cineplex, Inc.	2,101	13,756
Cogeco Communications, Inc.	5,701	275,992
Cogeco, Inc.	1,640	69,733
Colliers International Group, Inc.	4,106	436,181
Colliers International Group, Inc.	11,622	1,237,743
Computer Modelling Group, Ltd.	10,099	52,792
Constellation Software, Inc.	1,705	3,333,594
*Converge Technology Solutions Corp.	19,524	47,504
*Copper Mountain Mining Corp.	16,250	30,552
Corby Spirit and Wine, Ltd.	639	7,331
Corus Entertainment, Inc., Class B	31,165	32,629
Crescent Point Energy Corp.	326,345	2,414,953
Crescent Point Energy Corp.	732	5,408
*Crew Energy, Inc.	52,331	177,485
#*Cronos Group, Inc.	33,481	62,609
Definity Financial Corp.	11,012	298,379
#*Denison Mines Corp.	34,642	38,057
*Denison Mines Corp.	192,376	211,614
*Descartes Systems Group, Inc. (The)	3,449	273,011
*Descartes Systems Group, Inc. (The)	2,395	189,636
Dexterra Group, Inc.	52	186
Dollarama, Inc.	39,398	2,437,720
Doman Building Materials Group, Ltd.	3,576	16,189
*Dorel Industries, Inc., Class B	1,997	5,845
DREAM Unlimited Corp.	9,092	151,433
Dundee Precious Metals, Inc.	113,586	832,445
Dye & Durham, Ltd.	41,943	445,932
Dynacor Group, Inc.	60	135
E-L Financial Corp., Ltd.	100	67,647
*Eldorado Gold Corp.	113,852	1,258,065
Emera, Inc.	25,172	1,069,945
Empire Co., Ltd., Class A	73,861	1,981,172
Enbridge, Inc.	123,893	4,925,986
Endeavour Mining PLC	83,928	2,158,378
#*Endeavour Silver Corp.	15,222	59,366
Enerflex, Ltd.	9,498	57,564
Enerplus Corp.	153,537	2,296,914
Enerplus Corp.	4,206	62,828
Enghouse Systems, Ltd.	12,120	333,226
*Ensign Energy Services, Inc.	6,516	12,731
EQB, Inc.	11,166	494,785
*Equinox Gold Corp.	41,040	203,642
*Equinox Gold Corp.	204,111	1,016,473
*ERO Copper Corp.	2,983	58,679
*ERO Copper Corp.	5,425	106,818
Evertz Technologies, Ltd.	7,873	68,844
Exchange Income Corp.	15,421	593,623
Exco Technologies, Ltd.	7,728	41,936
Extendicare, Inc.	16,870	80,475
Fairfax Financial Holdings, Ltd.	5,512	3,847,793
Fiera Capital Corp.	15,629	85,618
Finning International, Inc.	107,718	2,788,453
#First Majestic Silver Corp.	56,052	395,727
First Majestic Silver Corp.	2,921	20,610
First Quantum Minerals, Ltd.	143,288	3,477,874
FirstService Corp.	3,931	590,679
FirstService Corp., Class WI	4,425	667,025

10

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Foraco International SA	104	$137
Fortis, Inc.	2,715	119,085
Fortis, Inc.	80,223	3,522,592
*Fortuna Silver Mines, Inc.	169,096	630,728
#*Fortuna Silver Mines, Inc.	5,365	20,095
Franco-Nevada Corp.	7,636	1,158,992
Franco-Nevada Corp.	1,332	201,897
*Frontera Energy Corp.	3,376	31,911
*Galiano Gold, Inc.	364	226
Gamehost, Inc.	16	106
*GDI Integrated Facility Services, Inc.	439	14,248
Gear Energy, Ltd.	1,540	1,192
George Weston, Ltd.	8,125	1,089,803
GFL Environmental, Inc.	3,314	120,298
GFL Environmental, Inc.	7,093	257,352
Gibson Energy, Inc.	66,803	1,132,346
Gildan Activewear, Inc.	80,335	2,617,314
*GoldMoney, Inc.	88	134
*Gran Tierra Energy, Inc.	26,511	20,915
#*Gran Tierra Energy, Inc.	32,518	26,060
#Great-West Lifeco, Inc.	19,792	562,109
Hammond Power Solutions, Inc.	20	586
Headwater Exploration, Inc.	278,340	1,276,469
*Heroux-Devtek, Inc.	2,644	25,109
High Liner Foods, Inc.	131	1,407
HLS Therapeutics, Inc.	12	50
#Home Capital Group, Inc.	27,260	875,303
Hudbay Minerals, Inc.	125,158	627,042
ΩHydro One, Ltd.	31,138	910,975
*i-80 Gold Corp.	370	936
iA Financial Corp., Inc.	66,223	4,438,791
*IAMGOLD Corp.	345,783	985,482
IGM Financial, Inc.	21,465	658,051
*Imperial Metals Corp.	124	162
Imperial Oil, Ltd.	53,956	2,747,979
#Imperial Oil, Ltd.	1,393	70,929
Information Services Corp.	2,320	38,487
Innergex Renewable Energy, Inc.	13,824	141,675
InPlay Oil Corp.	562	1,156
Intact Financial Corp.	32,926	4,975,193
*Interfor Corp.	24,473	383,614
*Ivanhoe Mines, Ltd.	5,409	46,860
ΩJamieson Wellness, Inc.	7,253	178,932
*Journey Energy, Inc.	11,840	52,727
*K92 Mining, Inc.	82,559	392,008
*Karora Resources, Inc.	68,218	243,941
K-Bro Linen, Inc.	92	1,905
*Kelt Exploration, Ltd.	31,723	115,777
#Keyera Corp.	73,821	1,735,172
Kinross Gold Corp.	42,073	211,870
Kinross Gold Corp.	611,822	3,089,701
*Kolibri Global Energy, Inc.	3,500	12,593
KP Tissue, Inc.	16	120
*Largo, Inc.	658	3,110
*Largo, Inc.	2,000	9,460
Lassonde Industries, Inc., Class A	852	60,940
Laurentian Bank of Canada	49,569	1,177,186
Leon’s Furniture, Ltd.	3,019	43,071

11

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Lightspeed Commerce, Inc.	27,256	$357,907
#*Lightspeed Commerce, Inc.	36,430	478,326
Linamar Corp.	21,236	1,008,330
Loblaw Cos., Ltd.	39,254	3,688,076
Logistec Corp., Class B	832	25,212
*Lucara Diamond Corp.	584	224
*Lumine Group, Inc.	3,681	49,531
Lundin Gold, Inc.	23,754	300,888
Lundin Mining Corp.	344,310	2,627,449
Magellan Aerospace Corp.	24	127
Magna International, Inc.	101,570	5,297,891
*Mainstreet Equity Corp.	4	385
*Major Drilling Group International, Inc.	12,936	99,669
*Mandalay Resources Corp.	108	194
Manulife Financial Corp.	72,910	1,439,972
#Maple Leaf Foods, Inc.	21,479	439,620
Martinrea International, Inc.	24,195	252,422
Medical Facilities Corp.	3,152	19,940
*MEG Energy Corp.	230,688	3,837,146
Melcor Developments, Ltd.	2,424	20,696
#Methanex Corp.	34,080	1,526,443
Methanex Corp.	2,955	132,139
Metro, Inc.	40,558	2,309,142
Morguard Corp.	831	63,285
*Mountain Province Diamonds, Inc.	232	75
MTY Food Group, Inc.	4,110	178,243
Mullen Group, Ltd.	64,662	715,606
National Bank of Canada	109,424	8,150,930
Neo Performance Materials, Inc.	28	185
*New Gold, Inc.	19,700	25,216
NFI Group, Inc.	2,552	14,883
North American Construction Group, Ltd.	1,048	20,174
North West Co., Inc. (The)	46,042	1,349,045
Northland Power, Inc.	103,349	2,534,386
Nutrien, Ltd.	113,897	7,904,452
*ΩNuvei Corp.	1,822	73,912
*Nuvei Corp.	2,717	110,446
*NuVista Energy, Ltd.	61,321	531,693
#*Obsidian Energy, Ltd.	9,327	60,719
OceanaGold Corp.	522,127	1,193,389
#Open Text Corp.	90,343	3,423,096
Open Text Corp.	1,366	51,677
*Optiva, Inc.	4	45
#*Organigram Holdings, Inc.	43,111	21,556
Osisko Gold Royalties, Ltd.	42,282	687,505
Osisko Gold Royalties, Ltd.	8,612	139,819
Pan American Silver Corp.	117,282	2,088,792
Pan American Silver Corp.	1,487	26,444
Paramount Resources, Ltd., Class A	22,995	543,891
Parex Resources, Inc.	54,652	1,108,513
Park Lawn Corp.	7,350	142,903
Parkland Corp.	86,423	2,035,844
Pason Systems, Inc.	14,459	125,795
Pembina Pipeline Corp.	56,673	1,863,611
Pembina Pipeline Corp.	63,463	2,089,837
#Peyto Exploration & Development Corp.	101,063	919,500
PHX Energy Services Corp.	2,256	11,244
#Pine Cliff Energy, Ltd.	19,393	19,160

12

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Pizza Pizza Royalty Corp.	3,122	$32,019
Polaris Renewable Energy, Inc.	4,338	42,731
Pollard Banknote, Ltd.	2,961	52,286
*Precision Drilling Corp.	8,551	425,501
*Precision Drilling Corp.	2,335	116,120
Premium Brands Holdings Corp.	20,231	1,517,139
Primo Water Corp.	26,573	403,644
Primo Water Corp.	1,286	19,513
#*Profound Medical Corp.	195	2,262
*Profound Medical Corp.	330	3,803
Pulse Seismic, Inc.	72	98
Quarterhill, Inc.	28,883	28,536
Quebecor, Inc., Class B	32,320	833,319
#*Real Matters, Inc.	6,080	22,773
Restaurant Brands International, Inc.	1,806	126,472
#Restaurant Brands International, Inc.	56,762	3,980,719
*RF Capital Group, Inc.	14	115
Richelieu Hardware, Ltd.	10,450	313,893
Ritchie Bros Auctioneers, Inc.	2,528	144,489
Ritchie Bros Auctioneers, Inc.	39,167	2,239,961
Rogers Communications, Inc., Class B	73,687	3,639,401
Rogers Communications, Inc., Class B	8,360	412,607
Rogers Sugar, Inc.	10,099	46,686
*Roots Corp.	40	92
Royal Bank of Canada	41,414	4,112,824
Royal Bank of Canada	173,031	17,160,215
Russel Metals, Inc.	68,759	1,749,012
#Sandstorm Gold, Ltd.	15,928	91,586
Saputo, Inc.	16,034	414,711
Savaria Corp.	2,575	31,554
Secure Energy Services, Inc.	119,270	554,887
*Shawcor, Ltd.	39,631	356,483
*Shopify, Inc., Class A	3,108	150,583
*Shopify, Inc., Class A	6,583	318,593
Sienna Senior Living, Inc.	13,540	108,815
ΩSleep Country Canada Holdings, Inc.	11,582	200,762
SNC-Lavalin Group, Inc.	98,006	2,254,507
*Spartan Delta Corp.	42,382	480,286
ΩSpin Master Corp.	9,607	273,059
Sprott, Inc.	2,214	79,546
#Sprott, Inc.	978	35,228
SSR Mining, Inc.	130,145	1,863,676
Stantec, Inc.	12,108	727,034
Stantec, Inc.	23,339	1,401,507
Stelco Holdings, Inc.	8,540	298,078
Stella-Jones, Inc.	20,091	785,390
#*ΩSTEP Energy Services, Ltd.	717	1,760
StorageVault Canada, Inc.	21,027	89,764
#Sun Life Financial, Inc.	1,560	76,441
Sun Life Financial, Inc.	104,591	5,133,326
Suncor Energy, Inc.	403,109	12,625,374
*SunOpta, Inc.	2,829	24,046
*SunOpta, Inc.	2,192	18,537
Superior Plus Corp.	60,318	446,948
Supremex, Inc.	36	152
Surge Energy, Inc.	22,852	147,764
*Taiga Building Products, Ltd.	48	96
Tamarack Valley Energy, Ltd.	158,401	436,791

13

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Taseko Mines, Ltd.	72,521	$119,660
#TC Energy Corp.	53,619	2,227,333
TC Energy Corp.	516	21,423
Teck Resources, Ltd., Class A	400	31,049
Teck Resources, Ltd., Class B	215,717	10,052,412
TECSYS, Inc.	14	264
TELUS Corp.	2,513	53,213
#*TELUS International Cda, Inc.	3,564	70,781
*TELUS International Cda, Inc.	5,378	106,862
*TeraGo, Inc.	24	52
TerraVest Industries, Inc.	20	397
TFI International, Inc.	13,163	1,418,971
TFI International, Inc.	2,595	279,379
Thomson Reuters Corp.	867	113,887
Thomson Reuters Corp.	1,049	137,954
Tidewater Midstream and Infrastructure, Ltd.	420	282
TMX Group, Ltd.	6,904	698,494
*Torex Gold Resources, Inc.	51,500	844,094
Toromont Industries, Ltd.	24,848	2,005,721
Toronto-Dominion Bank (The)	7,485	452,919
#Toronto-Dominion Bank (The)	124,164	7,528,063
Total Energy Services, Inc.	3,064	18,095
*Touchstone Exploration, Inc.	100	77
#Tourmaline Oil Corp.	93,833	4,211,174
TransAlta Corp.	60,254	536,657
TransAlta Corp.	44,317	395,308
TransAlta Renewables, Inc.	17,539	163,583
Transcontinental, Inc., Class A	5,217	56,120
Tree Island Steel, Ltd.	24	54
Trican Well Service, Ltd.	109,376	255,638
Tricon Residential, Inc.	73,450	588,120
*Trisura Group, Ltd.	10,963	253,079
*Uni-Select, Inc.	31,203	1,070,698
Vecima Networks, Inc.	708	12,006
Vermilion Energy, Inc.	93,104	1,179,628
VersaBank	28	210
*Victoria Gold Corp.	6,974	50,185
*Viemed Healthcare, Inc.	5,384	58,416
*Viemed Healthcare, Inc.	289	3,120
Wajax Corp.	36	638
Wall Financial Corp.	4	52
Waste Connections, Inc.	6,071	844,780
*Wesdome Gold Mines, Ltd.	67,356	420,634
West Fraser Timber Co., Ltd.	7,174	518,360
West Fraser Timber Co., Ltd.	33,009	2,388,861
Western Forest Products, Inc.	11,820	9,063
Westshore Terminals Investment Corp.	11,068	225,391
#Wheaton Precious Metals Corp.	16,867	832,892
Wheaton Precious Metals Corp.	8,008	394,702
Whitecap Resources, Inc.	343,641	2,705,954
Winpak, Ltd.	8,119	270,514
WSP Global, Inc.	17,731	2,337,595
*Yangarra Resources, Ltd.	120	161
Yellow Pages, Ltd.	28	268

TOTAL CANADA		359,586,568

CHINA — (0.0%)
*Austasia Group, Ltd.	85,220	34,740
SIIC Environment Holdings, Ltd.	1,500	219

14

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)

TOTAL CHINA		34,959

DENMARK — (2.6%)
*ALK-Abello A/S	14,621	$184,947
Alm Brand A/S	308,868	571,410
*Ambu A/S, Class B	34,661	550,362
AP Moller - Maersk A/S, Class A	214	381,956
AP Moller - Maersk A/S, Class B	260	469,643
*Bang & Olufsen A/S	144	203
BankNordik P/F	483	10,338
#*Bavarian Nordic A/S	52,693	1,446,242
*Brodrene Hartmann A/S	34	1,410
Carlsberg A/S, Class B	22,497	3,723,786
cBrain A/S	334	6,886
*Chemometec A/S	974	56,236
Chr Hansen Holding A/S	22,014	1,714,479
Coloplast A/S, Class B	17,446	2,514,324
Columbus A/S	100	105
D/S Norden A/S	15,661	984,481
*Danske Bank A/S	105,208	2,221,409
#*Demant A/S	15,374	659,019
Dfds A/S	11,524	463,602
DSV A/S	32,100	6,040,770
FLSmidth & Co. A/S	39,272	1,549,637
*Genmab A/S	6,202	2,553,813
#*Genmab A/S, Class S, ADR	25,250	1,035,503
#*GN Store Nord A/S	77,572	2,068,188
H Lundbeck A/S	84,466	447,396
H Lundbeck A/S, Class A	22,848	115,064
*H+H International A/S, Class B	3,893	64,006
ISS A/S	100,805	2,105,299
Jeudan A/S	1,045	41,947
*Jyske Bank A/S, Registered	31,829	2,324,720
Matas A/S	7,437	93,633
*MT Hoejgaard Holding A/S	8	168
*ΩNetcompany Group A/S	25,506	985,287
*Nilfisk Holding A/S	2,330	47,764
#*NKT A/S	32,090	1,683,569
*ΩNNIT A/S	20	222
North Media A/S	8	71
Novo Nordisk A/S, Class B	89,488	14,906,493
Novo Nordisk A/S, Sponsored ADR	69,882	11,676,584
#Novozymes A/S, B Shares	15,188	790,524
*NTG Nordic Transport Group A/S	1,326	70,412
ΩOrsted A/S	5,527	496,598
Pandora A/S	68,315	6,316,150
Per Aarsleff Holding A/S	1,482	63,878
Ringkjoebing Landbobank A/S	21,566	3,033,033
ROCKWOOL A/S, Class A	1,171	282,027
ROCKWOOL A/S, Class B	2,700	652,874
Royal Unibrew A/S	25,144	2,248,744
*RTX A/S	12	244
ΩScandinavian Tobacco Group A/S	15,384	300,329
Schouw & Co. A/S	2,991	254,740
SimCorp A/S	10,318	1,117,950
Solar A/S, B Shares	479	39,235
SP Group A/S	299	12,732
Spar Nord Bank A/S	26,303	427,390
Sparekassen Sjaelland-Fyn A/S	472	13,451

15

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
Sydbank AS	60,178	$2,684,759
*TCM Group A/S	20	216
Tivoli A/S	4	481
Topdanmark A/S	16,277	859,260
TORM PLC, Class A	11,233	351,068
#Tryg A/S	31,279	738,969
*Vestas Wind Systems A/S	141,711	3,913,829
*Zealand Pharma A/S	10,546	356,464

TOTAL DENMARK		88,726,329

FINLAND — (1.5%)
Aktia Bank OYJ	9,822	99,001
#Alandsbanken Abp, Class B	8	311
Alma Media OYJ	4,806	47,222
Anora Group OYJ	1,300	7,607
Aspo OYJ	24	216
Atria OYJ	2,063	24,552
Bittium OYJ	28	128
Cargotec OYJ, Class B	6,259	345,841
Caverion OYJ	1,275	12,105
#Citycon OYJ	60,079	454,340
Digia OYJ	16	98
Elisa OYJ	42,045	2,614,235
ΩEnento Group OYJ	3,279	67,187
eQ Oyj	1,015	21,560
#Evli OYJ, Class B	4	82
*Finnair OYJ	16,987	9,958
Fiskars OYJ Abp	6,796	117,493
Fortum OYJ	93,267	1,393,136
F-Secure Oyj	12,935	41,698
Gofore Oyj	8	234
Harvia OYJ	12,146	300,901
*HKScan OYJ, A Shares	64	56
Huhtamaki OYJ	77,147	2,779,949
#*Incap Oyj	12,623	156,080
Kamux Corp.	6,541	40,078
Kemira OYJ	29,364	515,118
Kesko OYJ, Class A	14,036	291,629
Kesko OYJ, Class B	106,540	2,223,602
Kojamo OYJ	9,541	118,710
Kone OYJ, Class B	50,576	2,886,707
Konecranes OYJ	36,300	1,421,463
Lassila & Tikanoja OYJ	4,533	51,045
Marimekko Oyj	7,334	75,907
Metsa Board Oyj	4	47
Metsa Board Oyj	31,552	227,636
Metso Outotec OYJ	228,918	2,527,247
Musti Group OYJ	7,624	158,153
Neste OYJ	16,818	815,835
*NoHo Partners OYJ	1,178	10,456
Nokia OYJ	130,836	554,948
#Nokia OYJ, Sponsored ADR	733,736	3,074,354
Nokian Renkaat OYJ	151,041	1,472,058
Nordea Bank Abp	400,333	4,441,760
Olvi OYJ, A Shares	2,122	69,343
Oma Saastopankki Oyj	1,201	25,696
Oriola OYJ, Class A	60	100
Oriola OYJ, Class B	19,361	31,078
Orion OYJ, Class A	4,080	191,658

16

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Orion OYJ, Class B	33,575	$1,579,782
Outokumpu OYJ	380,009	2,073,730
*Pihlajalinna Oyj	1,110	11,213
Ponsse OYJ	404	12,689
*Puuilo Oyj	12,401	96,040
#*QT Group Oyj	16,504	1,420,095
Raisio OYJ, Class V	15,075	37,946
Revenio Group OYJ	2,769	104,242
ΩRovio Entertainment OYJ	3,749	38,554
Sampo OYJ, A Shares	91,420	4,638,621
Sanoma OYJ	8,260	71,858
Scanfil OYJ	543	5,293
Siili Solutions OYJ	8	139
*SRV Group Oyj	12	52
#*Stockmann OYJ Abp, Class B	10,810	25,181
Stora Enso OYJ, Class R	235,202	2,986,115
Suominen Oyj	40	119
Taaleri OYJ	1,604	18,416
Talenom OYJ	4,026	34,313
#*Tecnotree OYJ	18,739	9,599
ΩTerveystalo OYJ	14,093	123,380
TietoEVRY OYJ	35,902	1,147,849
Tokmanni Group Corp.	59,442	814,391
UPM-Kymmene OYJ	94,894	3,027,640
Uponor OYJ	20,285	541,501
Vaisala OYJ, A Shares	1,690	71,179
Valmet OYJ	91,328	3,087,286
Wartsila OYJ Abp	83,884	972,380
*WithSecure Oyj	12,935	21,249
#YIT OYJ	34,957	90,615

TOTAL FINLAND		52,780,085

FRANCE — (8.3%)
ABC arbitrage	6,995	46,798
*Accor SA	30,300	1,074,449
*Aeroports de Paris	251	39,931
*Air France-KLM	50,553	87,539
Air Liquide SA	25,355	4,567,707
Airbus SE	54,606	7,664,613
AKWEL	1,453	21,655
ΩALD SA	31,513	379,562
Alstom SA	134,739	3,382,606
Alten SA	20,062	3,410,850
ΩAmundi SA	12,093	792,360
Arkema SA	30,128	2,980,869
Assystem SA	488	23,382
*Atos SE	110,047	1,522,896
Aubay	183	9,000
AXA SA	207,220	6,764,733
Axway Software SA	2,649	62,292
*Bastide le Confort Medical	11	342
Beneteau SA	8,957	144,174
BioMerieux	10,518	1,101,963
BNP Paribas SA	71,816	4,645,285
Boiron SA	710	31,275
Bollore SE	23,609	159,513
Bonduelle SCA	6,778	85,604
Bouygues SA	53,953	1,977,522
Bureau Veritas SA	104,872	3,026,445

17

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	$221
Capgemini SE	18,110	3,296,908
Carrefour SA	243,955	5,079,478
#*Casino Guichard Perrachon SA	14,771	125,728
Catana Group	3,423	25,735
CBo Territoria	44	186
Cegedim SA	542	11,860
#*CGG SA	775,783	582,394
Chargeurs SA	4,912	80,692
Cie de Saint-Gobain	120,654	6,982,427
Cie des Alpes	922	14,637
*Cie Generale des Etablissements Michelin SCA	151,625	4,825,954
*Cie Plastic Omnium SA	9,127	161,521
#*Claranova SE	8,200	18,151
Coface SA	138,995	2,126,817
Credit Agricole SA	49,926	610,929
Danone SA	23,169	1,534,454
Dassault Aviation SA	1,025	200,632
Dassault Systemes SE	13,344	540,213
#*DBV Technologies SA	2,635	8,436
Derichebourg SA	19,452	120,152
Edenred	19,522	1,269,857
Eiffage SA	52,994	6,312,710
*Ekinops SAS	12	108
#*ΩElior Group SA	116,101	403,752
Elis SA	101,514	2,017,280
Engie SA	105,288	1,687,305
Equasens	1,025	81,135
Eramet SA	4,058	394,690
EssilorLuxottica SA	9,005	1,783,503
#*Esso SA Francaise	191	9,413
Etablissements Maurel et Prom SA	17,562	67,239
Eurazeo SE	9,556	682,044
*Euroapi SA	126	1,516
Eurofins Scientific SE	41,261	2,881,619
ΩEuronext NV	34,014	2,707,451
#Eutelsat Communications SA	213,899	1,422,766
*Exail Technologies SA	66	1,380
*Faurecia SE	68,644	1,420,926
Fnac Darty SA	4,075	153,679
Gaztransport Et Technigaz SA	12,441	1,331,591
Getlink SE	26,009	486,987
*GL Events	1,979	47,629
Groupe Crit	4	331
Groupe SFPI	44	107
Guerbet	2,824	51,878
Guillemot Corp.	4	30
Hermes International	1,499	3,254,839
*ID Logistics Group	837	246,258
Imerys SA	3,281	134,891
Infotel SA	341	21,308
#*Innate Pharma SA	4,846	13,910
*Innate Pharma SA, ADR	36	106
Interparfums SA	1,122	89,185
Ipsen SA	11,941	1,450,110
IPSOS	13,993	759,435
Jacquet Metals SACA	2,258	44,173
*JCDecaux SA	5,754	127,556

18

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
#Kaufman & Broad SA	5,258	$171,242
Kering SA	11,023	7,054,574
#Korian SA	59,264	513,931
ΩLa Francaise des Jeux SAEM	23,191	991,852
Laurent-Perrier	4	543
Lectra	4,721	153,753
Legrand SA	33,615	3,180,399
Linedata Services	1	50
LISI	4,515	128,103
#LNA Sante SA	505	17,729
L’Oreal SA	16,985	8,114,660
*Lumibird	12	181
LVMH Moet Hennessy Louis Vuitton SE	30,276	29,112,824
ΩMaisons du Monde SA	3,779	39,843
Manitou BF SA	819	20,253
#*McPhy Energy SA	15,503	210,518
#Mersen SA	5,250	212,133
Metropole Television SA	27,345	441,964
ΩNeoen SA	4,402	132,186
Neurones	12	503
Nexans SA	12,642	1,086,531
#Nexity SA	45,510	1,194,776
*Nicox	52	34
NRJ Group	28	216
Oeneo SA	20	318
Orange SA	886,779	11,567,874
Pernod Ricard SA	9,402	2,173,525
*Prodways Group SA	16	39
Publicis Groupe SA	43,051	3,522,787
Quadient SA	9,040	179,642
Remy Cointreau SA	2,317	401,216
*Renault SA	69,170	2,568,102
Rexel SA	176,594	4,094,142
Rothschild & Co.	4,236	219,095
Rubis SCA	16,872	498,821
Safran SA	9,076	1,412,201
Sanofi	89,103	9,836,940
Sartorius Stedim Biotech	1,685	451,107
Savencia SA	675	46,948
Schneider Electric SE	30,317	5,282,213
SCOR SE	94,633	2,446,793
SEB SA	10,785	1,235,905
Seche Environnement SA	753	86,290
SES SA	183,297	1,136,247
*ΩSMCP SA	8,225	72,825
Societe BIC SA	5,858	361,840
Societe Generale SA	143,878	3,498,469
Societe LDC SA	185	23,283
Societe pour l’Informatique Industrielle	1,580	88,262
Sodexo SA	21,907	2,350,806
*SOITEC	5,674	837,507
Sopra Steria Group SACA	7,746	1,676,105
SPIE SA	95,763	2,989,819
#*ΩSRP Groupe SA	4,010	6,552
Stef SA	335	38,907
STMicroelectronics NV, Sponsored NVDR	74,458	3,192,759
*Sword Group	1,453	69,939
Synergie SE	12	437

19

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Technip Energies NV	91,289	$2,028,756
Teleperformance	13,817	2,757,909
Television Francaise 1	8,441	68,121
#TFF Group	8	365
Thales SA	7,906	1,207,982
Thermador Groupe	1,468	152,343
TotalEnergies SE	538,219	34,427,477
Trigano SA	6,670	868,911
*Ubisoft Entertainment SA	44,156	1,291,336
Valeo SA	134,693	2,626,796
*Vallourec SA	47,278	539,433
#Vantiva SA	12,905	3,099
Veolia Environnement SA	63,439	2,009,345
ΩVerallia SA	45,408	1,845,797
Vetoquinol SA	478	46,913
Vicat SA	4,162	121,533
VIEL & Cie SA	16	134
»Vilmorin & Cie SA	2,124	100,947
Vinci SA	94,066	11,651,805
Virbac SA	2,033	694,650
Vivendi SE	296,306	3,256,160
#*Voltalia SA	1,941	29,529
Wavestone	2,007	103,363
*ΩWorldline SA	61,018	2,652,781
*ΩX-Fab Silicon Foundries SE	19,371	164,989
*Xilam Animation SA	376	10,253

TOTAL FRANCE		285,516,827

GERMANY — (7.1%)
1&1 AG	4,373	51,078
3U Holding AG	44	264
7C Solarparken AG	7,282	32,037
Adesso SE	344	51,497
adidas AG	29,279	5,153,725
#*ADVA Optical Networking SE	2,409	53,191
AIXTRON SE	720	20,373
All for One Group SE	4	182
Allianz SE, Registered	46,322	11,631,639
AlzChem Group AG	583	12,229
Amadeus Fire AG	1,228	181,123
Atoss Software AG	428	85,808
ΩAumann AG	12	220
Aurubis AG	4,218	394,885
*ΩAuto1 Group SE	5,160	40,628
BASF SE	143,006	7,396,590
Basler AG	351	7,564
*Bauer AG	26	184
Bayer AG, Registered	202,704	13,373,362
Bayerische Motoren Werke AG	45,137	5,054,866
BayWa AG	4,581	196,227
Bechtle AG	41,159	1,910,726
ΩBefesa SA	36,411	1,638,455
Beiersdorf AG	1,878	262,480
Bertrandt AG	598	33,340
*Bijou Brigitte AG	1,046	63,282
Bilfinger SE	21,102	913,224
*Borussia Dortmund GmbH & Co. KGaA	8,245	41,189
Brenntag SE	82,691	6,735,418
CANCOM SE	16,951	609,323

20

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Carl Zeiss Meditec AG	2,663	$358,085
*CECONOMY AG	55,224	168,147
CENIT AG	8	132
Cewe Stiftung & Co. KGaA	1,469	151,473
*Commerzbank AG	372,985	4,144,507
CompuGroup Medical SE & Co. KGaA	13,450	739,171
Continental AG	38,122	2,669,129
*ΩCovestro AG	95,763	4,206,679
CropEnergies AG	4,618	53,430
*CTS Eventim AG & Co. KGaA	36,643	2,411,043
*Daimler Truck Holding AG	97,407	3,219,657
#*ΩDelivery Hero SE	13,780	549,648
Dermapharm Holding SE	2,096	105,193
Deutsche Bank AG, RegisteredSponsored	431,626	4,752,202
Deutsche Boerse AG	9,499	1,813,179
*Deutsche Lufthansa AG, Registered	93,439	1,003,711
Deutsche Post AG, Registered	175,554	8,434,655
Deutsche Telekom AG	685,957	16,569,595
Deutsche Wohnen SE	5,847	132,329
Deutz AG	15,587	103,506
#*Dr Hoenle AG	4	85
Draegerwerk AG & Co. KGaA	291	13,429
Duerr AG	47,217	1,636,800
ΩDWS Group GmbH & Co. KGaA	8,259	274,449
E.ON SE	730,228	9,678,060
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,103	470,325
EDAG Engineering Group AG	16	187
Elmos Semiconductor SE	1,057	79,818
ElringKlinger AG	48	539
Encavis AG	20,944	362,439
Energiekontor AG	706	56,508
Evonik Industries AG	56,831	1,239,767
*Evotec SE	4,704	86,337
Fabasoft AG	12	221
Fielmann AG	4,401	228,164
#*flatexDEGIRO AG	31,522	339,302
FORTEC Elektronik AG	4	101
#*Fraport AG Frankfurt Airport Services Worldwide	13,986	751,489
Freenet AG	48,849	1,393,528
Fresenius Medical Care AG & Co. KGaA	86,806	4,220,508
Fresenius Medical Care AG & Co. KGaA, Sponsored ADR	776	18,795
Fresenius SE & Co. KGaA	71,692	2,075,253
FUCHS PETROLUB SE	6,562	213,348
FUCHS PETROLUB SE, Preference	38,583	1,524,919
GEA Group AG	37,360	1,754,575
Gerresheimer AG	31,409	3,422,464
Gesco SE	902	26,986
GFT Technologies SE	1,738	68,576
Grand City Properties SA	16,198	135,192
*H&R GmbH & Co. KGaA	16	92
Hamburger Hafen und Logistik AG	3,221	44,521
Hannover Rueck SE	6,496	1,388,414
#ΩHapag-Lloyd AG	3,578	1,110,768
Hawesko Holding SE	4	191
HeidelbergCement AG	75,415	5,708,161
#*Heidelberger Druckmaschinen AG	77,288	159,900
Hella GmbH & Co. KGaA	138	11,685
#*HelloFresh SE	83,753	2,240,379

21

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Henkel AG & Co. KGaA	7,620	$563,634
Hensoldt AG	11,946	448,404
*Highlight Communications AG	8	32
HOCHTIEF AG	8,769	733,332
Hornbach Holding AG & Co. KGaA	2,072	176,136
HUGO BOSS AG	40,916	3,081,574
*Hypoport SE	1,129	180,854
Indus Holding AG	1,072	31,777
Infineon Technologies AG	135,579	4,925,179
ΩInstone Real Estate Group SE	12,602	100,866
IVU Traffic Technologies AG	575	10,842
*Jenoptik AG	21,634	689,766
ΩJOST Werke AG	4,456	246,462
Jungheinrich AG, Preference	12,148	469,934
K+S AG, Registered	58,664	1,171,596
KION Group AG	39,983	1,651,760
Kloeckner & Co. SE	30,708	340,710
Knaus Tabbert AG	988	51,320
Knorr-Bremse AG	13,816	967,639
*Koenig & Bauer AG	510	10,551
Kontron AG	5,606	108,493
KPS AG	32	102
Krones AG	3,902	511,766
KWS Saat SE & Co. KGaA	2,962	192,278
LANXESS AG	10,841	441,156
LEG Immobilien SE	29,140	1,813,770
*Leoni AG	1,582	465
*Manz AG	90	2,365
*Medigene AG	32	64
*Medios AG	2,376	47,740
Mercedes-Benz Group AG	195,948	15,268,282
*Merck KGaA	6,511	1,168,429
*METRO AG	42,346	360,208
MLP SE	13,801	78,771
*MorphoSys AG, ADR	4,062	21,285
MTU Aero Engines AG	12,220	3,206,772
*Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,932	1,853,992
Mutares SE & Co. KGaA	1,199	27,798
#*Nagarro SE	5,106	548,481
Nemetschek SE	26,709	2,081,167
New Work SE	321	58,473
Nexus AG	1,009	57,925
*Nordex SE	9,725	116,812
Norma Group SE	3,981	94,581
OHB SE	1,177	41,906
PATRIZIA SE	16,439	176,767
Pfeiffer Vacuum Technology AG	816	136,030
*ProCredit Holding AG & Co. KGaA	4,071	28,225
ProSiebenSat.1 Media SE	172,633	1,547,560
PSI Software AG	1,087	35,341
Puma SE	38,524	2,252,408
*PVA TePla AG	1,308	28,014
*q.beyond AG	120	97
*QIAGEN NV	3,400	152,058
*QIAGEN NV	54,572	2,434,457
Rational AG	835	603,803
Rheinmetall AG	21,981	6,442,874
RTL Group SA	9,342	438,119

22

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*RWE AG	101,047	$4,746,688
SAF-Holland SE	7,493	103,651
Salzgitter AG	35,124	1,389,759
SAP SE	1,738	235,737
SAP SE, Sponsored ADR	12,496	1,690,334
ΩScout24 SE	3,712	231,539
Secunet Security Networks AG	175	38,640
#*SGL Carbon SE	14,468	133,212
Siemens AG, Registered	39,922	6,562,581
*Siemens Energy AG	54,903	1,344,390
ΩSiemens Healthineers AG	5,792	360,769
Siltronic AG	15,710	1,129,948
Sixt SE	5,347	662,915
*SNP Schneider-Neureither & Partner SE	11	358
Software AG	42,009	1,433,074
Stabilus SE	14,737	963,160
Stemmer Imaging AG	283	13,903
STRATEC SE	906	62,314
Stroeer SE & Co. KGaA	4,513	247,722
Suedzucker AG	22,129	447,564
SUESS MicroTec SE	386	10,078
Surteco Group SE	4	87
Symrise AG	5,942	717,986
TAG Immobilien AG	71,399	610,888
Takkt AG	8,437	135,245
Talanx AG	16,608	835,351
*ΩTeamViewer SE	96,070	1,768,566
Technotrans SE	771	23,748
Telefonica Deutschland Holding AG	394,611	1,335,265
#thyssenkrupp AG	339,583	2,438,339
Traffic Systems SE	8	283
United Internet AG	21,546	370,121
USU Software AG	4	110
*va-Q-tec AG	4	97
Varta AG	7,939	205,531
#VERBIO Vereinigte BioEnergie AG	4,171	155,365
*Vitesco Technologies Group AG	13,167	901,252
Volkswagen AG	3,099	519,864
Vonovia SE	54,244	1,175,247
Vossloh AG	1,982	90,916
Wacker Chemie AG	5,441	840,658
Wacker Neuson SE	6,393	155,978
Washtec AG	2,642	115,795
#*Westwing Group SE	3,005	23,389
Wuestenrot & Wuerttembergische AG	5,480	99,823
*ΩZalando SE	7,072	290,203
Zeal Network SE	1,333	54,524

TOTAL GERMANY		241,171,024

HONG KONG — (2.2%)
AIA Group, Ltd.	1,353,600	14,648,380
*Aidigong Maternal & Child Health, Ltd.	490,000	32,459
*Apollo Future Mobility Group, Ltd.	1,244,000	18,858
ASMPT, Ltd.	307,900	2,410,280
Bank of East Asia, Ltd. (The)	307,393	404,119
BOC Hong Kong Holdings, Ltd.	237,500	747,303
BOCOM International Holdings Co., Ltd.	1,000	57
*Bossini International Holdings, Ltd.	420,000	20,064
Bright Smart Securities & Commodities Group, Ltd.	490,000	86,141

23

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
ΩBudweiser Brewing Co APAC, Ltd.	90,900	$261,703
Cafe de Coral Holdings, Ltd.	116,000	161,959
#*Cathay Pacific Airways, Ltd.	318,000	306,661
*China Energy Development Holdings, Ltd.	8,000	93
Chow Sang Sang Holdings International, Ltd.	120,000	157,454
Chow Tai Fook Jewellery Group, Ltd.	381,000	762,010
CITIC Telecom International Holdings, Ltd.	1,578,000	633,218
CK Asset Holdings, Ltd.	532,000	3,137,823
CK Hutchison Holdings, Ltd.	231,500	1,548,268
CK Infrastructure Holdings, Ltd.	52,500	298,284
#CK Life Sciences Int’l Holdings, Inc.	836,000	84,134
CLP Holdings, Ltd.	104,500	777,437
*C-Mer Eye Care Holdings, Ltd.	294,000	167,788
*Cowell e Holdings, Inc.	308,000	593,251
ΩCrystal International Group, Ltd.	40,000	15,389
Dah Sing Banking Group, Ltd.	115,600	92,481
Dah Sing Financial Holdings, Ltd.	37,600	96,037
EC Healthcare	469,000	314,861
*Esprit Holdings, Ltd.	1,517,500	123,721
ΩESR Group, Ltd.	394,000	613,343
Far East Consortium International, Ltd.	399,123	100,672
First Pacific Co., Ltd.	2,454,000	819,053
*ΩFIT Hon Teng, Ltd.	697,000	137,626
*ΩFosun Tourism Group	202,000	234,169
*ΩFrontage Holdings Corp.	278,000	86,057
FSE Lifestyle Services, Ltd.	14,000	10,754
*Galaxy Entertainment Group, Ltd.	21,000	148,473
Giordano International, Ltd.	346,000	104,022
Golden Resources Development International, Ltd.	94,000	15,567
Great Eagle Holdings, Ltd.	46,000	93,759
Guotai Junan International Holdings, Ltd.	864,000	72,643
*Haitong International Securities Group, Ltd.	2,627,900	220,947
Hang Lung Group, Ltd.	88,000	154,478
Hang Lung Properties, Ltd.	422,000	769,824
Hang Seng Bank, Ltd.	24,300	359,397
Henderson Land Development Co., Ltd.	113,000	401,623
HK Electric Investments & HK Electric Investments, Ltd.	235,500	148,502
HKBN, Ltd.	1,051,000	740,395
HKR International, Ltd.	800	255
HKT Trust & HKT, Ltd.	2,493,000	3,271,112
Hong Kong & China Gas Co., Ltd.	3,167,000	2,807,974
Hong Kong Exchanges & Clearing, Ltd.	131,800	5,439,967
#Hong Kong Technology Venture Co., Ltd.	380,000	238,653
*Hongkong & Shanghai Hotels, Ltd. (The)	93,500	91,595
Hysan Development Co., Ltd.	109,000	307,564
*IGG, Inc.	529,000	436,009
International Housewares Retail Co., Ltd.	61,000	22,458
*IRC, Ltd.	2,000	23
ITC Properties Group, Ltd.	1,000	129
Johnson Electric Holdings, Ltd.	206,000	229,621
K Wah International Holdings, Ltd.	372,000	128,425
Kerry Logistics Network, Ltd.	117,500	166,149
Kerry Properties, Ltd.	220,500	567,408
#Kowloon Development Co., Ltd.	19,000	20,694
L’Occitane International SA	127,500	323,221
Luk Fook Holdings International, Ltd.	123,000	393,292
#Man Wah Holdings, Ltd.	1,898,400	1,591,291
#MECOM Power and Construction, Ltd.	269,000	49,003

24

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*Melco International Development, Ltd.	428,000	$493,978
*MGM China Holdings, Ltd.	116,400	158,069
Modern Dental Group, Ltd.	46,000	14,884
*Mongolian Mining Corp.	327,000	117,055
MTR Corp., Ltd.	58,500	291,759
*NagaCorp., Ltd.	264,301	213,463
*NEW Concepts Holdings, Ltd.	108,000	8,668
New World Development Co., Ltd.	163,000	432,942
Nissin Foods Co., Ltd.	162,000	144,460
Pacific Basin Shipping, Ltd.	6,349,000	2,199,936
Pacific Textiles Holdings, Ltd.	262,000	84,108
#PC Partner Group, Ltd.	164,000	93,596
PCCW, Ltd.	903,000	470,486
Pentamaster International, Ltd.	2,000	283
#Perfect Medical Health Management, Ltd.	108,000	52,556
Pico Far East Holdings, Ltd.	74,000	12,444
Power Assets Holdings, Ltd.	84,500	482,248
PRADA SpA	67,300	493,825
*Sa Sa International Holdings, Ltd.	4,000	938
*ΩSamsonite International SA	1,158,300	3,652,011
*Sands China, Ltd.	99,600	353,362
*Shangri-La Asia, Ltd.	296,000	272,625
*Shun Tak Holdings, Ltd.	1,078,000	195,004
Sino Land Co., Ltd.	312,767	420,747
SITC International Holdings Co., Ltd.	359,000	661,300
#*SJM Holdings, Ltd.	1,547,000	800,115
SmarTone Telecommunications Holdings, Ltd.	78,000	47,397
#Solomon Systech International, Ltd.	162,000	10,009
Stella International Holdings, Ltd.	92,000	95,751
Sun Hung Kai Properties, Ltd.	57,500	798,418
SUNeVision Holdings, Ltd.	182,000	103,173
Swire Pacific, Ltd., Class A	95,000	751,538
Swire Pacific, Ltd., Class B	75,000	95,065
Swire Properties, Ltd.	154,800	415,106
Tai Hing Group Holdings, Ltd.	2,000	247
Techtronic Industries Co., Ltd.	158,000	1,698,773
*Television Broadcasts, Ltd.	373,900	326,750
Texhong International Group, Ltd.	74,000	53,922
Texwinca Holdings, Ltd.	188,000	33,529
*Theme International Holdings, Ltd.	1,960,000	227,213
*TOM Group, Ltd.	2,000	161
*Tongda Group Holdings, Ltd.	280,000	3,924
Town Health International Medical Group, Ltd.	6,000	233
United Laboratories International Holdings, Ltd. (The)	1,258,000	1,016,028
Value Partners Group, Ltd.	91,000	28,749
Vitasoy International Holdings, Ltd.	174,000	307,219
*Vobile Group, Ltd.	96,000	37,177
*ΩVPower Group International Holdings, Ltd.	470,000	21,854
VSTECS Holdings, Ltd.	302,000	173,123
VTech Holdings, Ltd.	120,200	720,444
*Wang On Group, Ltd.	40,000	250
ΩWH Group, Ltd.	7,270,000	4,037,911
Wharf Real Estate Investment Co., Ltd.	68,000	390,680
*Wynn Macau, Ltd.	192,400	206,618
Xinyi Glass Holdings, Ltd.	880,000	1,603,078
Yue Yuen Industrial Holdings, Ltd.	245,000	367,661
*Yunfeng Financial Group, Ltd.	2,000	301
*Zensun Enterprises, Ltd.	495,000	45,402

25

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*Zhaobangji Properties Holdings, Ltd.	40,000	$1,656

TOTAL HONG KONG		74,956,602

IRELAND — (0.8%)
AIB Group PLC	248,072	1,067,548
Bank of Ireland Group PLC	507,942	5,254,379
Cairn Homes PLC	147,316	166,540
CRH PLC	384	18,560
CRH PLC, Sponsored ADR	206,798	10,029,703
*Dalata Hotel Group PLC	97,423	489,912
FBD Holdings PLC	3,345	47,269
*Flutter Entertainment PLC	10,985	2,196,272
Glanbia PLC	53,253	808,378
*ΩGlenveagh Properties PLC	97,101	101,410
Irish Continental Group PLC	17,237	89,058
Kerry Group PLC, Class A	5,558	585,621
Kingspan Group PLC	40,392	2,795,958
*Permanent TSB Group Holdings PLC	6,454	16,174
Smurfit Kappa Group PLC	102,622	3,799,891

TOTAL IRELAND		27,466,673

ISRAEL — (0.6%)
Afcon Holdings, Ltd.	4	103
*AFI Properties, Ltd.	12	319
Africa Israel Residences, Ltd.	954	34,787
*Airport City, Ltd.	7,638	97,122
*Allot, Ltd.	36	97
Alrov Properties and Lodgings, Ltd.	4	158
Amot Investments, Ltd.	15,298	80,603
Arad, Ltd.	16	197
*Argo Properties NV	566	7,585
#Ashtrom Group, Ltd.	10,715	167,806
AudioCodes, Ltd.	8,250	84,150
Aura Investments, Ltd.	160	229
Automatic Bank Services, Ltd.	36	125
*Azorim-Investment Development & Construction Co., Ltd.	17,113	40,730
Azrieli Group, Ltd.	1,070	61,791
Bank Hapoalim BM	204,879	1,744,862
Bank Leumi Le-Israel BM	344,175	2,695,515
*Bet Shemesh Engines Holdings 1997, Ltd.	12	291
Bezeq The Israeli Telecommunication Corp., Ltd.	332,235	449,230
*Big Shopping Centers, Ltd.	886	74,799
Blue Square Real Estate, Ltd.	123	6,139
*Brack Capital Properties NV	8	911
*Camtek, Ltd.	2,039	52,107
Carasso Motors, Ltd.	3,383	15,080
*Cellcom Israel, Ltd.	44,999	159,630
*Clal Insurance Enterprises Holdings, Ltd.	41,318	630,487
Danel Adir Yeoshua, Ltd.	2,694	195,728
Delek Automotive Systems, Ltd.	20,051	160,454
Delek Group, Ltd.	4,078	437,019
Delta Galil, Ltd.	2,784	117,364
*Diplomat Holdings, Ltd.	1,374	12,117
*El Al Israel Airlines	11,090	11,665
Elbit Systems, Ltd.	567	104,220
Electra Consumer Products 1970, Ltd.	1,640	38,447
Electra Real Estate, Ltd.	3,809	39,227
Electra, Ltd.	159	67,772
Energix-Renewable Energies, Ltd.	18,228	53,685

26

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Enlight Renewable Energy, Ltd.	21,246	$348,090
*Equital, Ltd.	3,627	91,601
*Fattal Holdings 1998, Ltd.	1,437	127,480
First International Bank of Israel, Ltd. (The)	16,207	582,952
FMS Enterprises Migun, Ltd.	4	117
Formula Systems 1985, Ltd.	2,505	157,542
Formula Systems 1985, Ltd., ADR	278	17,330
Fox Wizel, Ltd.	10,756	895,927
Gav-Yam Lands Corp., Ltd.	4,196	30,104
*Gilat Satellite Networks, Ltd.	5,556	25,821
*Hagag Group Real Estate Development	3,286	10,636
*Hamat Group, Ltd.	1,229	4,647
Harel Insurance Investments & Financial Services, Ltd.	33,274	295,824
Hilan, Ltd.	4,543	200,262
ICL Group, Ltd.	59,514	364,143
IDI Insurance Co., Ltd.	1,471	37,903
Ilex Medical, Ltd.	8	173
Inrom Construction Industries, Ltd.	16,208	55,758
Israel Canada T.R, Ltd.	111,237	202,808
Israel Discount Bank, Ltd., Class A	504,798	2,477,868
Israel Land Development Co., Ltd. (The)	3,520	25,826
Israel Shipyards Industries, Ltd.	582	11,394
Isras Investment Co., Ltd.	243	42,099
Issta, Ltd.	1,322	27,167
*Kamada, Ltd.	3,507	16,202
Kardan Real Estate Enterprise & Development, Ltd.	9,704	9,553
Kenon Holdings, Ltd.	3,912	102,844
Kerur Holdings, Ltd.	8	178
Levinstein Properties, Ltd.	8	170
M Yochananof & Sons, Ltd.	1,132	52,266
Magic Software Enterprises, Ltd.	2,970	39,828
Malam - Team, Ltd.	12	204
Matrix IT, Ltd.	9,775	174,428
Max Stock, Ltd.	11,048	21,009
Maytronics, Ltd.	34,125	355,753
Mediterranean Towers, Ltd.	12,738	23,858
Mega or Holdings, Ltd.	1,696	33,170
*Meitav Dash Investments, Ltd.	4,536	14,993
Menora Mivtachim Holdings, Ltd.	697	14,538
*Migdal Insurance & Financial Holdings, Ltd.	78,027	83,467
Mivne Real Estate KD, Ltd.	34,120	94,766
Mizrahi Tefahot Bank, Ltd.	20,236	656,643
Naphtha Israel Petroleum Corp., Ltd.	7,915	33,606
*Neto Malinda Trading, Ltd.	453	7,930
*Neto ME Holdings, Ltd.	218	4,644
#*Nice, Ltd., Sponsored ADR	532	108,533
*Nova, Ltd.	4,755	434,845
*Nova, Ltd.	1,057	96,560
Novolog, Ltd.	16,871	8,425
Oil Refineries, Ltd.	2,035,630	562,584
One Software Technologies, Ltd.	6,176	65,981
*OPC Energy, Ltd.	4,610	32,644
Palram Industries 1990, Ltd.	12	83
*Partner Communications Co., Ltd.	88,670	430,128
*Paz Oil Co., Ltd.	6,474	607,085
*Perion Network, Ltd.	4,167	146,102
Phoenix Holdings, Ltd. (The)	51,538	547,772
Plasson Industries, Ltd.	200	8,167

27

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Prashkovsky Investments and Construction, Ltd.	1,121	$22,738
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,582	89,836
Rapac Communication & Infrastructure, Ltd.	12	86
Sano-Brunos Enterprises, Ltd.	4	219
*Scope Metals Group, Ltd.	2,740	90,719
Shapir Engineering and Industry, Ltd.	4,385	31,075
*Shikun & Binui, Ltd.	2,559	5,457
*Shufersal, Ltd.	39,622	200,374
*Strauss Group, Ltd.	2,148	47,591
Tadiran Group, Ltd.	3,149	279,444
ΩTamar Petroleum, Ltd.	12,426	35,127
*Tel Aviv Stock Exchange, Ltd.	7,624	35,033
Telsys, Ltd.	571	33,634
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	33,376	291,373
Tiv Taam Holdings 1, Ltd.	88	155
YD More Investments, Ltd.	44	100
YH Dimri Construction & Development, Ltd.	1,288	68,996

TOTAL ISRAEL		19,696,939

ITALY — (2.6%)
A2A SpA	411,806	727,412
ACEA SpA	13,538	198,780
*Aeffe SpA	36	51
Alerion Cleanpower SpA	121	3,901
Amplifon SpA	56,368	2,071,017
ΩAnima Holding SpA	186,317	774,641
Aquafil SpA	2,309	12,644
*Ariston Holding NV	9,396	107,258
Arnoldo Mondadori Editore SpA	43,790	95,915
Ascopiave SpA	16,063	51,604
Assicurazioni Generali SpA	125,962	2,625,483
*Autogrill SpA	12,070	88,480
#Avio SpA	28	284
Azimut Holding SpA	65,124	1,455,189
Banca Generali SpA	12,347	410,158
Banca IFIS SpA	16,544	277,986
Banca Mediolanum SpA	47,396	428,751
*Banca Monte dei Paschi di Siena SpA	116	268
Banca Popolare di Sondrio SPA	339,293	1,544,012
Banca Profilo SpA	440	112
ΩBanca Sistema SpA	64	96
Banco BPM SpA	1,448,211	5,891,651
*Banco di Desio e della Brianza SpA	64	237
BasicNet SpA	1,672	9,839
Biesse SpA	1,156	17,637
BPER Banca	515,823	1,449,293
Brembo SpA	21,638	317,953
Brunello Cucinelli SpA	15,938	1,525,529
Buzzi Unicem SpA	21,436	532,942
Cairo Communication SpA	23,033	46,381
ΩCarel Industries SpA	8,461	222,314
Cembre SpA	316	10,571
Cementir Holding NV	8,645	72,630
*CIR SpA-Compagnie Industriali	128,288	54,244
CNH Industrial NV	49,263	693,152
Credito Emiliano SpA	16,837	129,372
d’Amico International Shipping SA	186,297	82,988
Danieli & C Officine Meccaniche SpA	4,398	114,587
Danieli & C Officine Meccaniche SpA	12,944	265,225

28

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Datalogic SpA	4,038	$33,501
Davide Campari-Milano NV, Class M	15,636	201,621
De’ Longhi SpA	4,060	94,396
DiaSorin SpA	677	73,604
#Digital Bros SpA	1,183	26,930
ΩdoValue SpA	17,051	119,722
Elica SpA	32	100
Emak SpA	92	116
ΩEnav SpA	40,236	188,964
Enel SpA	803,871	5,501,431
Eni SpA	588,551	8,931,577
ERG SpA	11,017	333,259
Esprinet SpA	7,241	64,152
*Eurotech SpA	2,736	8,911
Exprivia SpA	32	47
Ferrari NV	6,198	1,727,011
Fiera Milano SpA	3,798	11,363
Fila SpA	6,486	53,704
*Fincantieri SpA	78,176	47,727
FinecoBank Banca Fineco SpA	163,368	2,476,311
*FNM SpA	25,223	12,308
*Garofalo Health Care SpA	40	165
Gefran SpA	545	6,041
*Geox SpA	76	86
GPI SpA	758	10,142
Gruppo MutuiOnline SpA	1,749	54,644
Hera SpA	222,551	693,844
*Illimity Bank SpA	3,611	25,494
IMMSI SpA	244	156
ΩInfrastrutture Wireless Italiane SpA	32,381	450,253
Interpump Group SpA	6,421	357,841
Intesa Sanpaolo SpA	582,766	1,534,120
Iren SpA	507,703	1,098,024
Italgas SpA	95,009	621,995
*Iveco Group NV	249,156	2,241,799
*Juventus Football Club SpA	26,484	8,462
*KME Group SpA	340	364
Leonardo SpA	230,834	2,753,545
LU-VE SpA	1,192	40,005
#Maire Tecnimont SpA	63,423	272,233
Mediobanca Banca di Credito Finanziario SpA	148,189	1,591,829
MFE-MediaForEurope NV, Class A	228,859	108,340
#MFE-MediaForEurope NV, Class B	98,400	72,567
Moncler SpA	21,754	1,612,937
*Newlat Food SpA	20	120
*ΩNexi SpA	128,000	1,060,684
Openjobmetis Spa agenzia per il lavoro	12	132
Orsero SpA	12	168
ΩOVS SpA	217,915	654,370
Pharmanutra SpA	4	223
Piaggio & C SpA	48,163	198,224
ΩPiovan SpA	12	134
ΩPirelli & C SpA	92,653	485,462
ΩPoste Italiane SpA	120,786	1,256,932
Prysmian SpA	47,833	1,957,573
ΩRAI Way SpA	27,155	174,178
Recordati Industria Chimica e Farmaceutica SpA	20,122	927,016
Reply SpA	3,836	446,785

29

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Rizzoli Corriere Della Sera Mediagroup SpA	27,923	$24,168
Sabaf SpA	12	219
*SAES Getters SpA	4	127
*Safilo Group SpA	18,158	26,161
Salvatore Ferragamo SpA	15,048	264,644
Sanlorenzo SpA Ameglia	3,480	156,174
*Saras SpA	610,525	790,959
Sesa SpA	5,425	664,200
Snam SpA	81,979	456,143
*Sogefi SpA	88	119
SOL SpA	7,577	219,163
#Stellantis NV	537,049	8,931,125
ΩTechnogym SpA	94,960	866,465
#*Telecom Italia SpA Milano	4,282,490	1,261,864
Tenaris SA, Sponsored ADR	13,905	399,213
Terna - Rete Elettrica Nazionale	81,613	708,190
Tinexta SpA	2,082	42,477
*Tod’s SpA	1,110	46,934
UniCredit SpA	467,005	9,249,359
#ΩUnieuro SpA	3,331	40,047
Unipol Gruppo SpA	126,217	710,093
#UnipolSai Assicurazioni SpA	34,939	94,040
Webuild SpA	43,085	92,753
*Wiit SpA	447	9,761
Zignago Vetro SpA	3,167	58,879

TOTAL ITALY		88,047,506

JAPAN — (21.0%)
&Do Holdings Co., Ltd.	2,000	14,042
77 Bank, Ltd. (The)	25,800	416,658
A&D HOLON Holdings Co., Ltd.	29,600	296,293
ABC-Mart, Inc.	1,300	73,609
Achilles Corp.	1,200	12,743
Adastria Co., Ltd.	26,300	493,879
ADEKA Corp.	67,100	1,124,534
Advan Group Co., Ltd.	1,600	11,104
Advantest Corp.	40,500	3,134,947
#Adventure, Inc.	1,200	89,098
Aeon Co., Ltd.	119,200	2,422,693
Aeon Delight Co., Ltd.	4,100	90,633
Aeon Fantasy Co., Ltd.	5,100	122,102
Aeon Hokkaido Corp.	17,500	104,616
Aeon Mall Co., Ltd.	38,300	514,736
AFC-HD AMS Life Science Co., Ltd.	2,200	12,279
AGC, Inc.	66,800	2,477,435
Ahresty Corp.	12,300	51,218
Ai Holdings Corp.	4,800	83,475
Aica Kogyo Co., Ltd.	12,700	287,269
Aichi Steel Corp.	2,400	47,783
Aichi Tokei Denki Co., Ltd.	1,000	11,273
Aida Engineering, Ltd.	9,400	58,955
Aiming, Inc.	19,200	64,298
Ain Holdings, Inc.	18,300	757,992
Air Water, Inc.	63,100	793,355
Airport Facilities Co., Ltd.	3,500	14,780
Airtech Japan, Ltd.	1,400	11,361
Airtrip Corp.	12,200	243,973
Aisan Industry Co., Ltd.	7,900	56,161
Aisin Corp.	21,400	624,720

30

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
AIT Corp.	400	$4,680
Ajinomoto Co., Inc.	71,500	2,565,105
*Akebono Brake Industry Co., Ltd.	19,100	20,900
Akita Bank, Ltd. (The)	2,300	30,286
Albis Co., Ltd.	600	10,924
Alconix Corp.	5,500	55,741
Alfresa Holdings Corp.	83,900	1,210,763
Alinco, Inc.	3,400	25,644
*Allied Telesis Holdings KK	27,400	21,934
Alpen Co., Ltd.	19,000	289,538
Alps Alpine Co., Ltd.	115,100	1,043,943
Alps Logistics Co., Ltd.	3,400	32,336
Altech Corp.	4,200	79,117
Amada Co., Ltd.	149,900	1,391,500
Amano Corp.	8,200	166,150
Amvis Holdings, Inc.	8,400	182,170
*ANA Holdings, Inc.	13,400	291,048
Anabuki Kosan, Inc.	1,400	23,843
Anest Iwata Corp.	6,800	50,738
#*AnGes, Inc.	167,300	120,408
Anicom Holdings, Inc.	7,400	28,640
Anritsu Corp.	77,600	707,812
AOKI Holdings, Inc.	51,800	359,117
Aoyama Trading Co., Ltd.	52,800	358,682
Aoyama Zaisan Networks Co., Ltd.	3,200	23,618
#Aozora Bank, Ltd.	32,200	575,114
Arakawa Chemical Industries, Ltd.	4,500	32,718
Arata Corp.	2,900	93,923
Arcland Service Holdings Co., Ltd.	1,900	39,838
ARCLANDS CORP.	25,800	291,225
Arcs Co., Ltd.	11,800	213,962
Ardepro Co., Ltd.	5,490	15,523
Arealink Co., Ltd.	3,000	50,762
Argo Graphics, Inc.	2,200	61,638
Arisawa Manufacturing Co., Ltd.	41,000	376,080
ARTERIA Networks Corp.	3,600	34,370
As One Corp.	5,500	231,851
Asahi Co., Ltd.	1,300	12,411
Asahi Group Holdings, Ltd.	13,800	531,366
Asahi Holdings, Inc.	52,800	775,530
Asahi Intecc Co., Ltd.	56,300	1,010,518
Asahi Kasei Corp.	335,600	2,360,402
ASAHI YUKIZAI CORP.	12,200	284,471
Asanuma Corp.	12,400	284,126
Asia Pile Holdings Corp.	4,400	23,815
Asics Corp.	43,900	1,217,071
ASKA Pharmaceutical Holdings Co., Ltd.	4,700	43,906
ASKUL Corp.	14,600	193,859
Astellas Pharma, Inc.	111,300	1,674,016
Astena Holdings Co., Ltd.	14,200	47,241
Asteria Corp.	2,700	12,274
Asti Corp.	500	12,558
Asukanet Co., Ltd.	600	4,151
Ateam, Inc.	4,400	21,683
*Atrae, Inc.	1,200	7,218
#Aucnet, Inc.	3,400	39,627
Autobacs Seven Co., Ltd.	9,200	104,456
Avant Group Corp.	5,700	58,647

31

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Awa Bank, Ltd. (The)	38,600	$573,763
Axial Retailing, Inc.	5,200	134,425
Azbil Corp.	7,900	219,598
AZ-COM MARUWA Holdings, Inc.	10,300	151,287
Bandai Namco Holdings, Inc.	75,700	1,711,193
Bando Chemical Industries, Ltd.	6,000	47,898
Bank of Iwate, Ltd. (The)	16,400	260,275
Bank of Kyoto, Ltd. (The)	12,800	625,124
Bank of Nagoya, Ltd. (The)	1,600	40,245
Bank of Saga, Ltd. (The)	1,100	13,475
Bank of the Ryukyus, Ltd.	48,400	328,437
Base Co., Ltd.	1,600	69,915
BayCurrent Consulting, Inc.	17,700	611,600
Belc Co., Ltd.	3,300	148,562
Bell System24 Holdings, Inc.	13,900	142,302
Belluna Co., Ltd.	38,900	212,834
Benefit One, Inc.	52,700	721,425
Benesse Holdings, Inc.	61,200	875,987
#*Bengo4.com, Inc.	3,494	66,793
Bic Camera, Inc.	48,600	405,818
BIPROGY, Inc.	23,700	569,155
B-Lot Co., Ltd.	2,600	11,361
BML, Inc.	6,200	138,648
Br Holdings Corp.	8,500	23,472
*BrainPad, Inc.	4,300	21,727
Bridgestone Corp.	104,300	4,165,413
Broadleaf Co., Ltd.	23,100	72,439
Brother Industries, Ltd.	105,700	1,648,785
Bunka Shutter Co., Ltd.	39,500	335,053
*Bushiroad, Inc.	7,700	50,385
Business Brain Showa-Ota, Inc.	1,700	24,433
Business Engineering Corp., Class G	1,500	38,060
C Uyemura & Co., Ltd.	3,200	153,696
Calbee, Inc.	32,000	691,867
Canon Electronics, Inc.	5,300	71,891
Canon Marketing Japan, Inc.	11,400	283,817
Canon, Inc.	15,700	373,346
#Canon, Inc., Sponsored ADR	68,669	1,628,829
Capcom Co., Ltd.	32,800	1,230,918
Career Design Center Co., Ltd.	900	13,589
Careerlink Co., Ltd.	3,000	48,449
Carenet, Inc.	24,900	170,797
Carta Holdings, Inc.	1,200	12,761
Casio Computer Co., Ltd.	61,600	582,681
Cawachi, Ltd.	13,900	237,851
#*CellSource Co., Ltd.	3,800	71,387
Celsys, Inc.	15,557	74,035
Central Automotive Products, Ltd.	1,900	40,284
Central Glass Co., Ltd.	7,400	159,179
Central Japan Railway Co.	2,900	358,760
Central Security Patrols Co., Ltd.	2,400	49,475
Central Sports Co., Ltd.	1,200	22,605
Ceres, Inc. Japan	1,400	14,703
Change Holdings, Inc.	2,900	48,793
#Charm Care Corp. KK	8,000	63,394
Chiba Bank, Ltd. (The)	10,600	68,739
Chiba Kogyo Bank, Ltd. (The)	50,500	206,577
*Chikaranomoto Holdings Co., Ltd.	2,000	20,842

32

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Chilled & Frozen Logistics Holdings Co., Ltd.	3,100	$30,075
*Chiyoda Corp.	66,000	193,398
Chori Co., Ltd.	2,100	39,728
Chubu Electric Power Co., Inc.	95,400	1,064,243
Chubu Shiryo Co., Ltd.	7,300	59,670
Chuetsu Pulp & Paper Co., Ltd.	3,000	22,098
Chugai Pharmaceutical Co., Ltd.	80,400	2,068,972
Chugin Financial Group, Inc.	27,000	180,245
*Chugoku Electric Power Co., Inc. (The)	120,100	631,525
Chugoku Marine Paints, Ltd.	10,300	89,562
CI Takiron Corp.	3,800	13,954
Citizen Watch Co., Ltd.	262,400	1,443,378
CKD Corp.	13,000	196,673
CK-San-Etsu Co., Ltd.	900	28,421
CMIC Holdings Co., Ltd.	4,000	57,048
CMK Corp.	34,900	117,901
Coca-Cola Bottlers Japan Holdings, Inc.	47,500	510,006
Colowide Co., Ltd.	36,200	552,444
Computer Engineering & Consulting, Ltd.	6,200	64,156
COMSYS Holdings Corp.	23,000	438,835
Comture Corp.	9,900	145,266
Concordia Financial Group, Ltd.	431,500	1,625,671
Core Corp.	900	11,170
Cosmo Energy Holdings Co., Ltd.	26,200	831,227
Cosmos Pharmaceutical Corp.	4,500	442,184
Cota Co., Ltd.	3,280	40,107
CRE, Inc.	1,600	15,252
Create Restaurants Holdings, Inc.	136,200	990,254
Create SD Holdings Co., Ltd.	6,800	164,301
Creek & River Co., Ltd.	3,500	54,364
Cresco, Ltd.	2,100	27,575
CTI Engineering Co., Ltd.	3,800	92,094
CTS Co., Ltd.	5,900	34,144
Curves Holdings Co., Ltd.	12,100	70,113
CyberAgent, Inc.	120,630	1,046,260
Cybozu, Inc.	21,200	420,528
Dai Nippon Toryo Co., Ltd.	4,500	28,388
Daicel Corp.	206,000	1,615,746
Dai-Dan Co., Ltd.	2,400	43,253
Daido Metal Co., Ltd.	6,500	25,061
Daido Steel Co., Ltd.	24,000	918,298
Daifuku Co., Ltd.	39,000	713,179
Daihatsu Diesel Manufacturing Co., Ltd.	2,500	11,604
Daihen Corp.	3,800	124,467
Daiho Corp.	2,300	65,876
DAI-Ichi Cutter Kogyo KK	1,400	12,801
Daiichi Jitsugyo Co., Ltd.	1,500	63,893
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	3,900	28,613
Dai-ichi Life Holdings, Inc.	93,200	1,721,084
Daiichi Sankyo Co., Ltd.	11,100	378,818
Daiichikosho Co., Ltd.	5,200	92,799
Daiken Corp.	2,000	34,253
Daiken Medical Co., Ltd.	3,000	10,796
Daiki Aluminium Industry Co., Ltd.	28,800	293,573
Daikin Industries, Ltd.	7,200	1,301,832
Daikokutenbussan Co., Ltd.	3,600	143,561
Daikyonishikawa Corp.	11,200	55,768
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	21,821

33

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daio Paper Corp.	17,600	$142,180
Daiseki Co., Ltd.	7,000	199,207
Daiseki Eco. Solution Co., Ltd.	3,800	26,344
Daishi Hokuetsu Financial Group, Inc.	5,400	119,568
Daishinku Corp.	14,200	71,018
Daisue Construction Co., Ltd.	1,800	16,194
Daito Pharmaceutical Co., Ltd.	3,000	55,675
Daito Trust Construction Co., Ltd.	7,600	718,334
Daitron Co., Ltd.	600	11,474
Daiwa House Industry Co., Ltd.	95,600	2,427,123
Daiwa Securities Group, Inc.	216,100	998,251
Daiwabo Holdings Co., Ltd.	24,600	461,594
DCM Holdings Co., Ltd.	65,000	679,764
Dear Life Co., Ltd.	21,100	111,571
Delica Foods Holdings Co., Ltd.	2,500	11,383
*Demae-Can Co., Ltd.	27,200	75,309
Denka Co., Ltd.	37,600	749,156
Denso Corp.	9,600	574,667
Dentsu Group, Inc.	60,700	2,173,191
Dexerials Corp.	48,400	912,088
DIC Corp.	27,400	503,469
Digital Arts, Inc.	3,500	129,549
Digital Garage, Inc.	6,100	214,137
Digital Hearts Holdings Co., Ltd.	2,500	26,916
Digital Information Technologies Corp.	1,700	20,126
dip Corp.	19,265	473,260
Direct Marketing MiX, Inc.	5,100	44,683
Disco Corp.	4,100	464,003
DKS Co., Ltd.	1,500	20,820
DMG Mori Co., Ltd.	131,700	2,098,843
Double Standard, Inc.	1,600	23,936
Doutor Nichires Holdings Co., Ltd.	41,400	651,260
Dowa Holdings Co., Ltd.	20,200	657,188
DTS Corp.	8,800	207,777
DyDo Group Holdings, Inc.	1,900	70,885
Eagle Industry Co., Ltd.	16,500	158,257
Earth Corp.	2,600	94,995
East Japan Railway Co.	11,900	682,023
Ebara Corp.	42,100	1,827,276
Ebara Foods Industry, Inc.	1,200	27,276
Ebara Jitsugyo Co., Ltd.	1,000	21,885
Ebase Co., Ltd.	3,600	18,084
Eco’s Co., Ltd.	1,000	13,939
EDION Corp.	61,400	603,336
EF-ON, Inc.	4,800	22,420
eGuarantee, Inc.	8,500	131,466
#E-Guardian, Inc.	2,500	40,209
Ehime Bank, Ltd. (The)	5,800	36,206
Eiken Chemical Co., Ltd.	10,300	119,290
Eisai Co., Ltd.	1,800	103,546
Elan Corp.	6,700	49,894
Elecom Co., Ltd.	16,200	153,000
Electric Power Development Co., Ltd.	14,700	234,591
EM Systems Co., Ltd.	3,300	18,952
en Japan, Inc.	19,700	351,132
Endo Lighting Corp.	3,100	23,950
ENEOS Holdings, Inc.	1,683,600	5,959,646
#Enomoto Co., Ltd.	1,000	12,309

34

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Envipro Holdings, Inc.	4,200	$18,322
eRex Co., Ltd.	6,900	87,868
ES-Con Japan, Ltd.	11,500	73,139
Eslead Corp.	200	3,283
ESPEC Corp.	900	13,536
Exedy Corp.	37,400	536,424
EXEO Group, Inc.	102,000	1,886,961
Ezaki Glico Co., Ltd.	27,000	693,020
F&M Co., Ltd.	1,800	28,144
FALCO HOLDINGS Co., Ltd.	1,900	28,186
Fancl Corp.	4,200	72,486
FANUC Corp.	17,900	603,261
Fast Retailing Co., Ltd.	9,200	2,162,758
FCC Co., Ltd.	29,100	373,354
Feed One Co., Ltd.	4,600	24,999
Ferrotec Holdings Corp.	40,800	913,891
Fibergate, Inc.	1,300	12,001
FIDEA Holdings Co., Ltd.	2,300	22,820
Financial Products Group Co., Ltd.	72,600	587,028
FINDEX, Inc.	2,300	10,591
*Fintech Global, Inc.	44,900	24,401
First Bank of Toyama, Ltd. (The)	79,000	360,871
Fixstars Corp.	5,500	56,185
Food & Life Cos, Ltd.	46,100	1,105,398
Forum Engineering, Inc.	300	1,866
Foster Electric Co., Ltd.	17,800	147,587
FP Corp.	12,300	304,417
France Bed Holdings Co., Ltd.	7,800	61,866
Freebit Co., Ltd.	2,700	30,616
*Fronteo, Inc.	21,400	100,270
F-Tech, Inc.	5,700	32,317
Fudo Tetra Corp.	3,700	48,449
Fuji Corp.	62,500	1,042,852
Fuji Corp., Ltd.	2,400	12,690
Fuji Electric Co., Ltd.	32,100	1,284,802
Fuji Kyuko Co., Ltd.	4,000	153,050
Fuji Oil Co., Ltd.	35,200	68,764
Fuji Oil Holdings, Inc.	21,200	326,178
Fuji Pharma Co., Ltd.	4,300	38,969
Fuji Seal International, Inc.	6,100	68,945
Fujibo Holdings, Inc.	3,700	86,817
Fujicco Co., Ltd.	5,400	76,341
FUJIFILM Holdings Corp.	10,900	565,153
Fujikura Composites, Inc.	17,300	130,609
Fujikura, Ltd.	267,900	1,810,069
Fujimi, Inc.	4,600	236,816
Fujimori Kogyo Co., Ltd.	3,600	83,149
Fujitsu General, Ltd.	3,700	94,969
Fujitsu, Ltd.	28,100	3,726,993
Fujiya Co., Ltd.	2,200	40,780
FuKoKu Co., Ltd.	4,400	34,253
Fukuda Corp.	1,100	39,059
Fukuda Denshi Co., Ltd.	5,200	159,630
Fukui Bank, Ltd. (The)	3,200	34,570
Fukui Computer Holdings, Inc.	3,700	73,041
Fukuoka Financial Group, Inc.	54,200	1,012,232
Fukushima Galilei Co., Ltd.	2,400	90,067
Fukuyama Transporting Co., Ltd.	5,300	140,903

35

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
FULLCAST Holdings Co., Ltd.	5,800	$104,614
Fumakilla, Ltd.	2,800	22,208
Funai Soken Holdings, Inc.	9,300	177,169
Furukawa Battery Co., Ltd. (The)	2,700	22,605
Furukawa Co., Ltd.	5,100	50,189
Furukawa Electric Co., Ltd.	75,900	1,380,709
Furuno Electric Co., Ltd.	7,600	51,629
Furuya Metal Co., Ltd.	5,700	376,330
Furyu Corp.	1,800	15,308
Fuso Chemical Co., Ltd.	3,100	85,716
Fuso Pharmaceutical Industries, Ltd.	1,500	22,561
Futaba Industrial Co., Ltd.	8,600	28,611
Future Corp.	12,500	158,723
G-7 Holdings, Inc.	5,800	60,911
*GA Technologies Co., Ltd.	5,200	41,435
Gakken Holdings Co., Ltd.	28,400	182,499
Gakkyusha Co., Ltd.	1,500	23,828
Genki Sushi Co., Ltd.	1,000	23,831
Genky DrugStores Co., Ltd.	2,200	64,789
Geo Holdings Corp.	21,700	261,200
Gift Holdings, Inc.	800	27,849
Giken, Ltd.	800	12,520
GLOBERIDE, Inc.	16,200	295,054
Glory, Ltd.	23,300	493,498
Glosel Co., Ltd.	7,700	23,185
GMO Financial Gate, Inc.	3,000	240,590
#GMO Financial Holdings, Inc.	15,900	72,397
GMO GlobalSign Holdings KK	1,200	33,797
GMO Payment Gateway, Inc.	4,600	357,757
Godo Steel, Ltd.	9,800	219,513
Goldwin, Inc.	3,300	298,821
Golf Digest Online, Inc.	5,400	36,208
Good Com Asset Co., Ltd.	8,000	46,238
*Greens Co., Ltd.	1,000	10,781
gremz, Inc.	2,000	31,565
GS Yuasa Corp.	71,300	1,245,191
GSI Creos Corp.	3,500	47,707
G-Tekt Corp.	6,800	74,060
Gunma Bank, Ltd. (The)	173,500	589,950
Gunze, Ltd.	17,300	596,508
H.U. Group Holdings, Inc.	42,200	851,345
H2O Retailing Corp.	109,700	1,292,247
Hachijuni Bank, Ltd. (The)	387,900	1,726,342
Hagihara Industries, Inc.	6,700	63,425
Hagiwara Electric Holdings Co., Ltd.	1,600	38,306
Hakudo Co., Ltd.	1,200	23,292
Hakuhodo DY Holdings, Inc.	151,800	1,778,144
Hakuto Co., Ltd.	10,300	321,485
Halows Co., Ltd.	2,800	66,214
Hamakyorex Co., Ltd.	3,900	99,387
Hamamatsu Photonics KK	6,500	342,746
Hankyu Hanshin Holdings, Inc.	75,700	2,354,419
Hanwa Co., Ltd.	8,500	261,246
Happinet Corp.	13,900	200,183
Hard Off Corp. Co., Ltd.	1,600	16,580
#Harima Chemicals Group, Inc.	4,600	28,985
Harmonic Drive Systems, Inc.	9,800	297,602
Haseko Corp.	175,900	2,140,538

36

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hashimoto Sogyo Holdings Co., Ltd.	400	$3,281
Hazama Ando Corp.	43,400	285,583
Heiwa Corp.	25,000	492,968
Heiwa Real Estate Co., Ltd.	4,300	122,528
Heiwado Co., Ltd.	7,900	119,633
#*Hennge KK	19,100	101,977
*Hino Motors, Ltd.	92,200	360,905
Hioki EE Corp.	2,200	145,573
Hirakawa Hewtech Corp.	1,100	11,649
#Hirata Corp.	7,800	387,236
Hirogin Holdings, Inc.	137,600	678,071
Hirose Electric Co., Ltd.	2,100	281,923
Hiroshima Gas Co., Ltd.	8,500	22,722
Hisamitsu Pharmaceutical Co., Inc.	2,300	63,342
Hitachi Construction Machinery Co., Ltd.	21,800	533,133
Hitachi Zosen Corp.	226,100	1,394,808
Hitachi, Ltd.	219,700	12,076,925
Hito Communications Holdings, Inc.	1,300	15,075
Hochiki Corp.	2,100	24,876
Hodogaya Chemical Co., Ltd.	600	13,748
Hogy Medical Co., Ltd.	3,000	74,909
Hokkaido Coca-Cola Bottling Co., Ltd.	600	20,930
*Hokkaido Electric Power Co., Inc.	68,600	257,946
Hokkaido Gas Co., Ltd.	1,000	14,225
Hokko Chemical Industry Co., Ltd.	5,700	38,554
Hokkoku Financial Holdings, Inc.	6,800	236,463
Hokuetsu Corp.	28,100	184,905
Hokuetsu Industries Co., Ltd.	4,300	43,864
Hokuhoku Financial Group, Inc.	14,800	105,757
Hokuriku Electric Industry Co., Ltd.	2,200	19,776
*Hokuriku Electric Power Co.	21,800	101,663
Hokuto Corp.	2,800	38,392
Honda Motor Co., Ltd.	5,200	137,022
Honda Motor Co., Ltd., Sponsored ADR	111,327	2,959,072
H-One Co., Ltd.	4,700	23,092
Honeys Holdings Co., Ltd.	18,200	209,982
Hoosiers Holdings Co., Ltd.	4,000	24,793
Horiba, Ltd.	9,400	514,993
Hosokawa Micron Corp.	2,300	49,627
Hotland Co., Ltd.	1,600	18,319
House Foods Group, Inc.	6,700	147,123
Howa Machinery, Ltd.	1,700	10,500
Hoya Corp.	16,700	1,742,790
*HS Holdings Co., Ltd.	7,600	56,373
Hulic Co., Ltd.	133,400	1,143,303
Hyakugo Bank, Ltd. (The)	317,100	910,558
Hyakujushi Bank, Ltd. (The)	6,200	84,691
I K K Holdings, Inc.	4,300	21,190
Ibiden Co., Ltd.	28,000	1,093,967
IBJ, Inc.	5,000	23,758
Ichigo, Inc.	67,000	127,441
Ichiken Co., Ltd.	900	12,690
Ichikoh Industries, Ltd.	10,800	43,386
Ichimasa Kamaboko Co., Ltd.	2,100	11,983
Ichinen Holdings Co., Ltd.	2,600	26,350
Ichiyoshi Securities Co., Ltd.	11,000	47,663
ID Holdings Corp.	2,400	19,353
Idec Corp.	7,600	184,746

37

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Idemitsu Kosan Co., Ltd.	64,200	$1,358,825
IDOM, Inc.	71,600	440,122
IHI Corp.	72,600	1,815,467
Iida Group Holdings Co., Ltd.	5,400	95,575
Iino Kaiun Kaisha, Ltd.	114,900	858,174
IJTT Co., Ltd.	2,000	7,770
I’ll, Inc.	1,900	38,568
IMAGICA GROUP, Inc.	10,300	45,764
i-mobile Co., Ltd.	2,300	22,026
Imuraya Group Co., Ltd.	2,300	39,103
Inaba Denki Sangyo Co., Ltd.	7,200	159,953
Inaba Seisakusho Co., Ltd.	1,000	10,664
Inabata & Co., Ltd.	9,900	200,886
Inageya Co., Ltd.	4,400	53,285
*I-NE Co., Ltd.	2,800	66,419
I-Net Corp.	1,300	12,602
Infocom Corp.	4,400	72,771
Infomart Corp.	16,200	34,502
Information Services International-Dentsu, Ltd.	3,300	115,724
INFRONEER Holdings, Inc.	102,100	803,063
Inpex Corp.	254,000	2,747,711
Insource Co., Ltd.	51,700	471,571
Intage Holdings, Inc.	6,700	77,498
Internet Initiative Japan, Inc.	14,500	298,487
#Inui Global Logistics Co., Ltd.	17,800	224,976
I-PEX, Inc.	12,400	126,582
IR Japan Holdings, Ltd.	6,000	93,725
Iriso Electronics Co., Ltd.	3,500	119,010
I’rom Group Co., Ltd.	3,600	47,695
ISB Corp.	1,800	15,837
Ise Chemicals Corp.	500	26,622
Iseki & Co., Ltd.	5,400	47,470
Isetan Mitsukoshi Holdings, Ltd.	149,500	1,642,507
Ishihara Sangyo Kaisha, Ltd.	43,100	369,704
#*Istyle, Inc.	49,500	196,306
Isuzu Motors, Ltd.	266,800	3,117,386
ITmedia, Inc.	1,000	10,186
Ito En, Ltd.	7,700	237,789
ITOCHU Corp.	305,400	10,074,959
ITOCHU Enex Co., Ltd.	14,100	120,326
ITOCHU-Shokuhin Co., Ltd.	1,600	64,040
ITOCHUTechno-Solutions Corp.	24,100	622,124
Itoham Yonekyu Holdings, Inc.	44,700	244,567
Itoki Corp.	44,800	264,855
IwaiCosmo Holdings, Inc.	2,200	21,392
Iwaki Co., Ltd.	2,300	22,009
Iwatani Corp.	11,200	528,888
Iyogin Holdings, Inc.	105,200	611,893
Izumi Co., Ltd.	7,500	175,706
J Front Retailing Co., Ltd.	137,100	1,435,792
J Trust Co., Ltd.	242,400	701,396
JAC Recruitment Co., Ltd.	3,500	64,903
JANOME Corp.	6,000	27,320
Japan Airlines Co., Ltd.	14,500	275,379
Japan Airport Terminal Co., Ltd.	1,100	53,641
Japan Aviation Electronics Industry, Ltd.	34,200	596,519
Japan Best Rescue System Co., Ltd.	2,000	11,369
*Japan Communications, Inc.	161,300	298,517

38

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Japan Electronic Materials Corp.	5,300	$53,481
Japan Elevator Service Holdings Co., Ltd.	15,600	230,279
Japan Exchange Group, Inc.	184,200	2,975,419
*Japan Hospice Holdings, Inc.	900	23,299
Japan Lifeline Co., Ltd.	27,200	185,974
Japan Material Co., Ltd.	17,400	259,534
Japan Medical Dynamic Marketing, Inc.	5,100	38,016
Japan Post Holdings Co., Ltd.	31,600	259,456
Japan Post Insurance Co., Ltd.	3,900	62,983
Japan Property Management Center Co., Ltd.	2,900	23,853
Japan Pulp & Paper Co., Ltd.	2,100	80,659
Japan Securities Finance Co., Ltd.	76,900	577,181
Japan Steel Works, Ltd. (The)	1,000	18,044
Japan System Techniques Co., Ltd.	800	12,173
Japan Tobacco, Inc.	186,700	4,008,500
#Japan Transcity Corp.	4,700	23,333
Japan Wool Textile Co., Ltd. (The)	13,500	99,938
JBCC Holdings, Inc.	2,100	33,143
JCR Pharmaceuticals Co., Ltd.	10,516	112,987
JCU Corp.	7,200	168,678
JDC Corp.	5,600	25,293
Jeol, Ltd.	27,400	792,832
JFE Holdings, Inc.	150,300	1,768,300
*JIG-SAW, Inc.	900	30,999
JINS Holdings, Inc.	13,400	287,456
JINUSHI Co., Ltd.	2,800	40,016
JK Holdings Co., Ltd.	1,400	10,878
J-Lease Co., Ltd.	1,600	23,712
JM Holdings Co., Ltd.	2,600	37,941
JMDC, Inc.	700	24,933
JMS Co., Ltd.	6,000	23,398
J-Oil Mills, Inc.	5,800	68,706
Joshin Denki Co., Ltd.	4,100	60,883
Joyful Honda Co., Ltd.	9,800	130,052
JP-Holdings, Inc.	45,600	104,485
JSB Co., Ltd.	700	22,208
JSP Corp.	2,300	26,418
JSR Corp.	29,700	684,890
JTEKT Corp.	98,900	809,852
Juki Corp.	13,513	63,514
Juroku Financial Group, Inc.	7,100	156,428
Justsystems Corp.	16,100	423,295
JVCKenwood Corp.	222,700	753,973
Kadokawa Corp.	10,700	226,942
Kadoya Sesame Mills, Inc.	400	10,458
Kaga Electronics Co., Ltd.	3,800	133,955
Kagome Co., Ltd.	500	12,118
Kajima Corp.	73,600	970,235
Kakaku.com, Inc.	73,400	1,004,254
Kaken Pharmaceutical Co., Ltd.	3,900	106,977
Kakiyasu Honten Co., Ltd.	1,300	21,854
Kamakura Shinsho, Ltd.	8,600	58,674
Kameda Seika Co., Ltd.	1,900	63,210
Kamei Corp.	4,400	50,248
Kamigumi Co., Ltd.	9,400	205,376
Kanaden Corp.	2,700	23,953
Kanamic Network Co., Ltd.	3,300	10,591
Kanamoto Co., Ltd.	15,000	249,954

39

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kandenko Co., Ltd.	22,700	$170,377
Kaneka Corp.	23,300	616,017
Kaneko Seeds Co., Ltd.	2,600	30,494
Kanematsu Corp.	18,400	238,370
Kanemi Co., Ltd.	500	10,642
Kansai Electric Power Co., Inc. (The)	117,500	1,268,498
Kansai Food Market, Ltd.	1,200	13,554
Kansai Paint Co., Ltd.	27,700	388,958
Kanto Denka Kogyo Co., Ltd.	15,000	113,025
Kao Corp.	33,700	1,362,454
*Kasumigaseki Capital Co., Ltd.	400	10,810
Katitas Co., Ltd.	13,700	266,424
Kato Sangyo Co., Ltd.	6,300	166,794
Kato Works Co., Ltd.	2,100	18,862
KAWADA TECHNOLOGIES, Inc.	800	23,942
Kawai Musical Instruments Manufacturing Co., Ltd.	1,200	27,188
Kawasaki Heavy Industries, Ltd.	77,300	1,667,884
Kawasaki Kisen Kaisha, Ltd.	3,100	73,422
KDDI Corp.	243,300	7,590,338
KeePer Technical Laboratory Co., Ltd.	13,100	483,920
Keihan Holdings Co., Ltd.	4,600	126,178
Keihanshin Building Co., Ltd.	6,000	56,358
Keikyu Corp.	51,500	499,247
Keio Corp.	4,400	162,861
Keisei Electric Railway Co., Ltd.	18,400	647,949
KEIWA, Inc.	8,800	89,315
Keiyo Bank, Ltd. (The)	142,300	587,321
Keiyo Co., Ltd.	10,400	64,157
Kenko Mayonnaise Co., Ltd.	5,700	52,033
Kewpie Corp.	26,000	436,500
Keyence Corp.	5,300	2,378,218
KeyHolder, Inc.	2,200	15,898
KFC Holdings Japan, Ltd.	12,900	274,551
KH Neochem Co., Ltd.	40,900	699,864
Kibun Foods, Inc.	1,400	10,816
Kikkoman Corp.	12,300	725,363
Kimura Chemical Plants Co., Ltd.	13,600	70,514
King Jim Co., Ltd.	3,300	22,418
*Kintetsu Department Store Co., Ltd.	2,100	38,248
Kintetsu Group Holdings Co., Ltd.	17,800	600,022
Kirin Holdings Co., Ltd.	67,300	1,091,806
#Ki-Star Real Estate Co., Ltd.	9,800	293,284
Kita-Nippon Bank, Ltd. (The)	700	10,631
Kitanotatsujin Corp.	48,200	110,442
Kitz Corp.	52,300	355,670
Kiyo Bank, Ltd. (The)	34,100	395,682
*KLab, Inc.	10,300	29,198
*KNT-CT Holdings Co., Ltd.	3,000	34,524
Koa Corp.	45,100	561,742
Koatsu Gas Kogyo Co., Ltd.	4,300	23,432
Kobayashi Pharmaceutical Co., Ltd.	1,400	87,188
Kobe Bussan Co., Ltd.	30,200	843,910
Kobe Steel, Ltd.	213,300	1,577,447
Koei Tecmo Holdings Co., Ltd.	39,400	722,808
Kohnan Shoji Co., Ltd.	5,600	150,729
Kohsoku Corp.	1,700	26,680
Koito Manufacturing Co., Ltd.	18,900	362,968
Kojima Co., Ltd.	10,700	44,713

40

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kokuyo Co., Ltd.	17,900	$254,634
Komatsu Matere Co., Ltd.	9,400	47,426
Komatsu, Ltd.	105,200	2,583,548
KOMEDA Holdings Co., Ltd.	10,300	193,874
#Komehyo Holdings Co., Ltd.	6,400	130,101
Komeri Co., Ltd.	7,600	176,374
Konaka Co., Ltd.	8,400	21,715
Konami Group Corp.	6,300	309,529
Kondotec, Inc.	3,500	26,218
Konica Minolta, Inc.	504,300	2,088,828
Konishi Co., Ltd.	5,400	80,585
Konoike Transport Co., Ltd.	5,400	63,135
Kosaido Holdings Co., Ltd.	9,300	184,272
Kose Corp.	300	34,833
Koshidaka Holdings Co., Ltd.	49,535	417,263
Kotobuki Spirits Co., Ltd.	17,000	1,248,485
#KPP Group Holdings Co., Ltd.	36,900	174,792
Krosaki Harima Corp.	1,300	58,716
KRS Corp.	4,300	32,211
K’s Holdings Corp.	202,300	1,790,265
KU Holdings Co., Ltd.	3,700	38,667
Kubota Corp.	78,900	1,186,701
Kumagai Gumi Co., Ltd.	8,200	173,798
Kumiai Chemical Industry Co., Ltd.	27,926	184,786
Kurabo Industries, Ltd.	3,500	64,055
Kuraray Co., Ltd.	214,800	1,998,690
Kureha Corp.	4,700	289,942
Kurimoto, Ltd.	3,400	50,214
Kurita Water Industries, Ltd.	10,300	428,899
Kuriyama Holdings Corp.	3,500	22,697
Kusuri no Aoki Holdings Co., Ltd.	9,400	449,411
KYB Corp.	22,100	700,338
Kyodo Printing Co., Ltd.	2,100	43,661
Kyoei Steel, Ltd.	28,600	384,162
Kyokuto Boeki Kaisha, Ltd.	3,000	33,379
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,100	89,112
Kyokuyo Co., Ltd.	2,200	57,761
KYORIN Holdings, Inc.	10,200	130,866
Kyoritsu Maintenance Co., Ltd.	9,700	390,379
Kyosan Electric Manufacturing Co., Ltd.	8,800	27,402
Kyowa Kirin Co., Ltd.	22,800	505,681
Kyudenko Corp.	9,000	238,938
*Kyushu Electric Power Co., Inc.	115,000	669,739
Kyushu Financial Group, Inc.	324,800	1,161,661
Kyushu Railway Co.	15,900	360,236
LA Holdings Co., Ltd.	2,000	55,374
Lacto Japan Co., Ltd.	1,500	22,803
*Laox Co., Ltd.	6,600	13,620
Lasertec Corp.	6,400	864,833
Lawson, Inc.	9,700	439,533
LEC, Inc.	3,600	22,631
*Leopalace21 Corp.	162,700	426,570
Life Corp.	5,500	116,168
LIFULL Co., Ltd.	27,000	43,624
#LIKE, Inc.	1,700	23,809
Linical Co., Ltd.	2,300	11,773
Link And Motivation, Inc.	18,800	66,963
Lintec Corp.	9,600	159,689

41

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Lion Corp.	97,200	$1,057,911
LITALICO, Inc.	5,600	99,855
Lixil Corp.	88,000	1,377,858
Look Holdings, Inc.	1,100	18,338
*M&A Capital Partners Co., Ltd.	6,500	183,068
M3, Inc.	54,900	1,338,582
Mabuchi Motor Co., Ltd.	20,400	573,055
Macnica Holdings, Inc.	37,400	1,020,387
Macromill, Inc.	11,900	78,655
Maeda Kosen Co., Ltd.	7,800	185,598
Maezawa Industries, Inc.	4,600	25,506
Makino Milling Machine Co., Ltd.	5,900	214,482
Makita Corp.	34,900	979,092
#Management Solutions Co., Ltd.	11,300	265,975
Mandom Corp.	20,500	242,992
Mani, Inc.	8,700	112,963
MarkLines Co., Ltd.	2,300	39,661
Marubeni Corp.	198,700	2,801,777
Marubun Corp.	19,500	172,423
Marudai Food Co., Ltd.	5,200	58,658
Maruha Nichiro Corp.	11,400	211,817
Marui Group Co., Ltd.	87,200	1,383,263
Marusan Securities Co., Ltd.	9,600	29,611
Maruwa Co., Ltd./Aichi	2,000	253,369
Maruzen Showa Unyu Co., Ltd.	2,700	67,319
Marvelous, Inc.	2,600	12,870
Matsuda Sangyo Co., Ltd.	6,300	104,194
Matsui Securities Co., Ltd.	116,200	663,927
MatsukiyoCocokara & Co.	1,700	90,765
Max Co., Ltd.	3,500	55,624
Maxell, Ltd.	64,600	708,316
Maxvalu Tokai Co., Ltd.	2,300	45,843
Mazda Motor Corp.	78,400	698,987
McDonald’s Holdings Co. Japan, Ltd.	21,600	899,438
MCJ Co., Ltd.	10,300	71,105
Mebuki Financial Group, Inc.	538,100	1,371,283
MEC Co., Ltd.	13,900	257,757
#*Media Do Co., Ltd.	3,100	31,736
Medical Data Vision Co., Ltd.	3,500	20,743
Medical System Network Co., Ltd.	7,500	22,418
Medipal Holdings Corp.	65,400	996,622
Medius Holdings Co., Ltd.	1,700	10,562
Megachips Corp.	17,000	400,764
Megmilk Snow Brand Co., Ltd.	12,900	184,834
Meidensha Corp.	41,900	565,888
MEIJI Holdings Co., Ltd.	19,500	470,440
Meiji Shipping Co., Ltd.	2,800	13,160
Meiko Electronics Co., Ltd.	27,400	546,933
Meitec Corp.	43,300	728,530
Melco Holdings, Inc.	1,900	46,675
Members Co., Ltd.	2,500	22,767
Menicon Co., Ltd.	35,215	743,533
MetaReal Corp.	2,200	21,731
METAWATER Co., Ltd.	21,800	285,938
Micronics Japan Co., Ltd.	16,700	150,976
Midac Holdings Co., Ltd.	1,900	26,554
Mie Kotsu Group Holdings, Inc.	8,600	37,074
Mikuni Corp.	6,300	15,638

42

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Milbon Co., Ltd.	5,700	$239,445
MIMAKI ENGINEERING Co., Ltd.	3,800	18,810
Mimasu Semiconductor Industry Co., Ltd.	22,400	429,855
MINEBEA MITSUMI, Inc.	106,100	1,948,004
Ministop Co., Ltd.	3,700	38,368
Minkabu The Infonoid, Inc.	1,700	21,049
Mipox Corp.	3,600	14,568
MIRAIT ONE Corp.	19,600	242,832
Mirarth Holdings, Inc.	20,800	58,505
Miroku Jyoho Service Co., Ltd.	3,900	48,404
MISUMI Group, Inc.	71,900	1,800,602
Mitachi Co., Ltd.	1,300	13,118
Mitani Sekisan Co., Ltd.	1,500	52,767
Mitsuba Corp.	5,100	21,911
Mitsubishi Chemical Group Corp.	720,700	4,205,164
Mitsubishi Corp.	193,500	7,130,929
Mitsubishi Electric Corp.	143,100	1,764,513
Mitsubishi Estate Co., Ltd.	86,475	1,061,846
Mitsubishi Gas Chemical Co., Inc.	46,400	670,622
Mitsubishi Heavy Industries, Ltd.	48,600	1,829,928
Mitsubishi Kakoki Kaisha, Ltd.	800	14,277
Mitsubishi Logisnext Co., Ltd.	19,300	139,614
Mitsubishi Logistics Corp.	73,400	1,811,214
Mitsubishi Materials Corp.	106,300	1,733,089
*Mitsubishi Motors Corp.	256,000	968,237
Mitsubishi Paper Mills, Ltd.	4,300	12,695
Mitsubishi Research Institute, Inc.	400	14,482
Mitsubishi Shokuhin Co., Ltd.	4,300	110,528
Mitsubishi Steel Manufacturing Co., Ltd.	11,700	97,783
Mitsubishi UFJ Financial Group, Inc.	1,701,200	10,655,848
Mitsui Chemicals, Inc.	45,400	1,138,626
Mitsui DM Sugar Holdings Co., Ltd.	5,000	83,722
*Mitsui E&S Co., Ltd.	689,300	2,627,303
Mitsui Fudosan Co., Ltd.	73,100	1,444,660
Mitsui High-Tec, Inc.	8,400	502,772
#Mitsui Matsushima Holdings Co., Ltd.	13,000	302,170
Mitsui Mining & Smelting Co., Ltd.	43,400	1,029,501
#Mitsui OSK Lines, Ltd.	51,600	1,273,279
Mitsui-Soko Holdings Co., Ltd.	28,500	831,987
Miura Co., Ltd.	7,100	188,235
Miyazaki Bank, Ltd. (The)	3,000	53,450
Mizuho Financial Group, Inc.	137,500	1,984,265
Mizuho Medy Co., Ltd.	2,800	46,638
Mizuno Corp.	24,200	601,601
Mochida Pharmaceutical Co., Ltd.	4,100	104,785
*Modec, Inc.	23,700	254,988
Monex Group, Inc.	107,700	404,968
*Money Forward, Inc.	700	28,891
Monogatari Corp. (The)	40,000	839,276
MonotaRO Co., Ltd.	69,800	1,049,832
MORESCO Corp.	2,600	21,672
Morinaga & Co., Ltd.	13,400	397,084
Morinaga Milk Industry Co., Ltd.	46,700	1,755,987
Moriroku Holdings Co., Ltd.	1,600	22,737
Morita Holdings Corp.	6,200	65,021
Morozoff, Ltd.	500	13,329
Mory Industries, Inc.	800	21,210
MrMax Holdings, Ltd.	5,100	23,409

43

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
MS&AD Insurance Group Holdings, Inc.	100	$3,264
m-up Holdings, Inc.	39,900	360,130
Murata Manufacturing Co., Ltd.	51,100	2,957,206
Musashi Seimitsu Industry Co., Ltd.	21,200	282,895
Musashino Bank, Ltd. (The)	36,300	585,428
Muto Seiko Co.	1,800	14,687
Nabtesco Corp.	2,900	69,430
NAC Co., Ltd.	1,500	10,575
Nachi-Fujikoshi Corp.	16,900	475,357
Nafco Co., Ltd.	1,900	25,898
Nagahori Corp.	8,300	60,894
Nagano Bank, Ltd. (The)	2,300	25,861
Nagano Keiki Co., Ltd.	3,900	36,805
Nagase & Co., Ltd.	25,800	403,963
Nagatanien Holdings Co., Ltd.	3,200	51,678
Nagoya Railroad Co., Ltd.	51,000	820,255
Nakabayashi Co., Ltd.	700	2,483
Nakamoto Packs Co., Ltd.	1,000	11,611
Nakamuraya Co., Ltd.	500	11,659
Nakanishi, Inc.	17,300	326,650
Nakayama Steel Works, Ltd.	40,700	260,942
#*Namura Shipbuilding Co., Ltd.	53,876	161,036
Nankai Electric Railway Co., Ltd.	2,300	53,545
Nanto Bank, Ltd. (The)	30,300	548,967
Nanyo Corp.	700	11,963
NEC Corp.	21,900	837,947
NEC Networks & System Integration Corp.	20,700	256,916
NET One Systems Co., Ltd.	88,300	2,071,887
Nexon Co., Ltd.	5,800	130,768
#Nextage Co., Ltd.	36,600	659,346
*NexTone, Inc.	1,400	29,961
NGK Insulators, Ltd.	120,000	1,498,182
NH Foods, Ltd.	32,100	935,901
NHK Spring Co., Ltd.	50,700	373,087
Nicca Chemical Co., Ltd.	3,600	23,636
Nichias Corp.	13,000	261,212
Nichiban Co., Ltd.	1,700	25,082
Nichicon Corp.	64,300	604,915
Nichiden Corp.	1,800	26,571
Nichiha Corp.	5,500	115,320
Nichimo Co., Ltd.	800	18,478
Nichirei Corp.	53,700	1,101,882
Nichirin Co., Ltd.	1,300	22,455
NIDEC Corp.	47,682	2,347,594
Nifco, Inc.	17,700	505,009
Nihon Chouzai Co., Ltd.	5,600	50,709
#Nihon Dempa Kogyo Co., Ltd.	23,900	206,414
Nihon Dengi Co., Ltd.	1,000	25,961
Nihon Flush Co., Ltd.	4,100	31,074
Nihon House Holdings Co., Ltd.	4,200	12,030
Nihon Kohden Corp.	24,600	679,294
Nihon M&A Center Holdings, Inc.	115,000	872,434
Nihon Nohyaku Co., Ltd.	57,200	287,754
Niitaka Co., Ltd.	1,200	19,212
Nikkiso Co., Ltd.	36,600	255,621
Nikko Co., Ltd. Hyogo	2,300	10,912
Nikkon Holdings Co., Ltd.	12,700	244,738
Nintendo Co., Ltd.	109,300	4,592,262

44

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippn Corp.	13,200	$171,489
Nippon Air Conditioning Services Co., Ltd.	4,700	25,508
Nippon Aqua Co., Ltd.	1,600	10,329
Nippon Carbide Industries Co., Inc.	1,800	17,079
Nippon Carbon Co., Ltd.	2,400	73,323
Nippon Chemical Industrial Co., Ltd.	1,700	23,022
*Nippon Chemi-Con Corp.	21,000	310,917
*Nippon Coke & Engineering Co., Ltd.	50,000	33,415
Nippon Concept Corp.	1,000	11,897
*Nippon Concrete Industries Co., Ltd.	12,083	22,894
Nippon Denko Co., Ltd.	252,700	640,264
Nippon Electric Glass Co., Ltd.	86,000	1,635,178
NIPPON EXPRESS HOLDINGS, INC.	20,600	1,204,245
Nippon Fine Chemical Co., Ltd	700	13,623
Nippon Gas Co., Ltd.	89,900	1,263,677
Nippon Kayaku Co., Ltd.	38,900	350,818
Nippon Koei Co., Ltd.	2,400	66,625
Nippon Light Metal Holdings Co., Ltd.	83,900	875,569
Nippon Paint Holdings Co., Ltd.	18,100	162,570
*Nippon Paper Industries Co., Ltd.	121,800	973,219
Nippon Parking Development Co., Ltd.	226,800	389,757
Nippon Pillar Packing Co., Ltd.	25,800	712,430
#Nippon Rietec Co., Ltd.	2,500	23,409
Nippon Road Co., Ltd. (The)	800	47,296
Nippon Sanso Holdings Corp.	63,600	1,139,676
Nippon Seisen Co., Ltd.	700	23,288
Nippon Sharyo, Ltd.	800	12,250
*Nippon Sheet Glass Co., Ltd.	126,900	608,568
Nippon Shinyaku Co., Ltd.	16,405	746,969
Nippon Shokubai Co., Ltd.	7,100	283,134
Nippon Signal Company, Ltd.	11,500	93,493
Nippon Soda Co., Ltd.	4,900	168,233
Nippon Steel Corp.	145,600	3,093,459
Nippon Telegraph & Telephone Corp.	91,900	2,800,228
Nippon Thompson Co., Ltd.	61,100	262,950
Nippon Yakin Kogyo Co., Ltd.	16,700	482,609
#Nippon Yusen KK	174,600	4,107,104
Nipro Corp.	33,600	252,188
Nishi Holdings Co., Ltd.	4,600	108,780
Nishimatsu Construction Co., Ltd.	27,100	710,513
Nishimatsuya Chain Co., Ltd.	36,700	434,745
Nishi-Nippon Financial Holdings, Inc.	69,600	575,549
Nishi-Nippon Railroad Co., Ltd.	11,400	208,300
Nissan Chemical Corp.	10,500	464,216
Nissan Motor Co., Ltd.	176,400	637,639
Nissan Tokyo Sales Holdings Co., Ltd.	4,800	12,338
Nissei ASB Machine Co., Ltd.	1,300	40,480
Nissei Plastic Industrial Co., Ltd.	2,000	14,908
Nissha Co., Ltd.	54,300	735,352
Nisshin Oillio Group, Ltd. (The)	7,100	177,285
Nisshin Seifun Group, Inc.	68,000	823,501
Nisshinbo Holdings, Inc.	130,000	994,822
Nissin Corp.	2,200	34,479
Nissin Foods Holdings Co., Ltd.	300	28,906
Nisso Corp.	2,200	12,522
Nissui Corp.	307,100	1,339,679
Niterra Co., Ltd.	93,700	1,950,177
Nitori Holdings Co., Ltd.	6,200	790,680

45

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nitta Gelatin, Inc.	6,400	$39,294
Nitto Boseki Co., Ltd.	13,900	192,935
Nitto Denko Corp.	34,400	2,213,080
Nitto Fuji Flour Milling Co., Ltd.	100	3,305
Nitto Kogyo Corp.	28,700	565,717
Nitto Seiko Co., Ltd.	8,100	35,989
Nittoc Construction Co., Ltd.	5,200	38,494
Noevir Holdings Co., Ltd.	4,100	166,812
NOF Corp.	27,200	1,236,500
Nohmi Bosai, Ltd.	3,300	42,388
Nojima Corp.	13,000	138,912
Nomura Holdings, Inc.	494,400	1,764,249
Nomura Holdings, Inc., Sponsored ADR	475,811	1,693,887
Nomura Micro Science Co., Ltd.	4,400	135,395
Nomura Real Estate Holdings, Inc.	34,400	852,642
Nomura Research Institute, Ltd.	94,200	2,365,982
Noritake Co., Ltd.	1,900	65,024
Noritsu Koki Co., Ltd.	39,300	642,180
Noritz Corp.	6,100	82,385
North Pacific Bank, Ltd.	305,400	648,189
NS Tool Co., Ltd.	1,700	14,095
NS United Kaiun Kaisha, Ltd.	7,600	221,584
NSD Co., Ltd.	15,400	282,067
NSK, Ltd.	184,900	1,037,444
NTN Corp.	556,500	1,360,955
NTT Data Corp.	68,000	918,386
Oat Agrio Co., Ltd.	3,600	35,692
Obara Group, Inc.	2,400	75,262
Obayashi Corp.	91,800	763,174
OBIC Business Consultants Co., Ltd.	800	30,199
Obic Co., Ltd.	1,700	261,058
Odakyu Electric Railway Co., Ltd.	35,100	489,258
Oenon Holdings, Inc.	12,400	25,772
Ogaki Kyoritsu Bank, Ltd. (The)	43,600	590,769
Ohara, Inc.	2,700	22,783
#Ohba Co., Ltd.	5,200	30,093
Ohsho Food Service Corp.	2,200	100,011
Oiles Corp.	10,600	133,507
#*Oisix ra daichi, Inc.	44,900	834,260
Oita Bank, Ltd. (The)	1,600	24,253
Oji Holdings Corp.	520,800	2,038,603
Okabe Co., Ltd.	9,900	61,073
Okada Aiyon Corp.	1,500	19,741
Okamoto Industries, Inc.	1,100	32,637
Okamoto Machine Tool Works, Ltd.	2,600	93,372
Okamura Corp.	10,000	106,195
Okasan Securities Group, Inc.	212,000	663,254
Oki Electric Industry Co., Ltd.	59,900	323,332
Okinawa Cellular Telephone Co.	4,200	93,769
*Okinawa Electric Power Co., Inc. (The)	12,700	103,529
Okinawa Financial Group, Inc.	4,200	64,528
OKUMA Corp.	24,900	1,099,027
Okumura Corp.	7,300	178,526
Okura Industrial Co., Ltd.	2,300	35,894
Okuwa Co., Ltd.	8,400	55,212
Olympus Corp.	145,200	2,524,591
Omron Corp.	4,100	239,138
Ono Pharmaceutical Co., Ltd.	68,236	1,375,093

46

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Onoken Co., Ltd.	3,200	$36,379
Onward Holdings Co., Ltd.	119,900	330,206
*Ootoya Holdings Co., Ltd.	900	25,744
Open House Group Co., Ltd.	19,700	782,705
Open Up Group, Inc.	40,000	588,698
Optex Group Co., Ltd.	8,800	131,711
*Optim Corp.	3,300	22,515
Optorun Co., Ltd.	19,900	300,915
Oracle Corp.	5,300	379,503
Organo Corp.	26,800	643,601
Oricon, Inc.	2,900	23,534
Oriental Land Co., Ltd.	8,000	281,952
Oriental Shiraishi Corp.	16,300	39,384
Oro Co., Ltd.	1,300	23,238
Osaka Gas Co., Ltd.	29,000	480,050
Osaka Organic Chemical Industry, Ltd.	7,500	112,859
Osaki Electric Co., Ltd.	8,500	35,207
OSG Corp.	25,300	353,585
Otsuka Corp.	15,700	569,012
Otsuka Holdings Co., Ltd.	11,900	402,100
#OUG Holdings, Inc.	1,000	18,066
Outsourcing, Inc.	154,600	1,562,293
Oval Corp.	7,200	22,684
#*Oxide Corp.	1,400	32,953
Pacific Industrial Co., Ltd.	10,100	90,493
Pack Corp. (The)	4,300	98,054
PAL GROUP Holdings Co., Ltd.	14,300	327,136
PALTAC Corp.	1,400	53,465
Pan Pacific International Holdings Corp.	87,700	1,632,077
Panasonic Holdings Corp.	368,500	3,446,442
Paraca, Inc.	900	12,968
Paramount Bed Holdings Co., Ltd.	8,400	148,241
*Park24 Co., Ltd.	81,000	1,244,461
Pasona Group, Inc.	6,300	86,057
PC Depot Corp.	10,100	22,030
Pegasus Sewing Machine Manufacturing Co., Ltd.	10,800	49,176
Penta-Ocean Construction Co., Ltd.	109,000	527,529
*PeptiDream, Inc.	5,500	73,918
Persol Holdings Co., Ltd.	23,700	485,261
#Pharma Foods International Co., Ltd.	10,000	128,814
PHC Holdings Corp.	7,700	78,829
*PIA Corp.	600	14,563
*Pickles Holdings Co., Ltd.	1,700	14,682
Pigeon Corp.	88,400	1,371,137
Pilot Corp.	7,400	245,371
Plus Alpha Consulting Co., Ltd.	3,200	68,035
Pola Orbis Holdings, Inc.	18,200	252,353
Pole To Win Holdings, Inc.	5,000	33,562
*Port, Inc.	1,500	18,716
Premium Water Holdings, Inc.	600	10,659
Press Kogyo Co., Ltd.	107,300	427,892
Pressance Corp.	6,200	89,017
Prestige International, Inc.	33,400	144,967
Prima Meat Packers, Ltd.	5,400	91,213
Procrea Holdings, Inc.	5,400	85,978
Pro-Ship, Inc.	1,500	15,312
Proto Corp.	4,600	39,965
PS Mitsubishi Construction Co., Ltd.	4,400	21,812

47

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
QB Net Holdings Co., Ltd.	2,100	$20,944
Qol Holdings Co., Ltd.	5,600	51,120
Quick Co., Ltd	3,500	45,830
Raccoon Holdings, Inc.	9,900	52,930
Raito Kogyo Co., Ltd.	9,100	133,862
Raiznext Corp.	5,200	55,412
Rakus Co., Ltd.	33,200	501,298
Rakuten Group, Inc.	81,500	404,013
Rasa Industries, Ltd.	1,100	17,603
Raysum Co., Ltd.	2,600	25,357
Recruit Holdings Co., Ltd.	153,200	4,302,404
Relia, Inc.	2,000	21,430
Relo Group, Inc.	48,400	749,646
*Renesas Electronics Corp.	166,500	2,166,768
Rengo Co., Ltd.	142,600	926,824
*RENOVA, Inc.	17,200	242,277
Resol Holdings Co., Ltd.	600	21,371
Resona Holdings, Inc.	580,800	2,877,874
Resonac Holdings Corp.	122,400	1,922,767
Resorttrust, Inc.	44,000	723,505
Restar Holdings Corp.	4,300	66,917
Retail Partners Co., Ltd.	16,100	180,433
Rheon Automatic Machinery Co., Ltd.	2,600	24,823
Ricoh Co., Ltd.	200,100	1,647,355
*Right On Co., Ltd.	5,100	21,686
Riken Keiki Co., Ltd.	2,100	80,197
Riken Technos Corp.	6,000	26,791
Riken Vitamin Co., Ltd.	5,100	76,295
Rinnai Corp.	15,500	373,371
Rion Co., Ltd.	1,000	14,762
Riso Kyoiku Co., Ltd.	21,700	47,332
Rohm Co., Ltd.	5,400	403,716
Rohto Pharmaceutical Co., Ltd.	55,600	1,148,627
Rokko Butter Co., Ltd.	2,400	24,782
Roland Corp.	4,000	119,267
Roland DG Corp.	6,300	157,309
Rorze Corp.	4,000	294,349
Round One Corp.	154,481	662,556
RS Technologies Co., Ltd.	14,400	320,964
Ryobi, Ltd.	31,900	368,280
RYODEN Corp.	3,400	52,012
Ryohin Keikaku Co., Ltd.	180,400	1,889,255
Ryosan Co., Ltd.	19,400	455,917
S Foods, Inc.	5,400	119,766
S&B Foods, Inc.	1,700	44,321
Sac’s Bar Holdings, Inc.	4,100	26,467
Sakai Chemical Industry Co., Ltd.	1,800	24,085
Sakai Moving Service Co., Ltd.	2,000	70,282
Sakata INX Corp.	8,900	72,160
Sala Corp.	16,400	92,500
*Samco, Inc.	600	21,151
SAMTY Co., Ltd.	19,100	310,700
San Holdings, Inc.	2,800	47,666
San ju San Financial Group, Inc.	2,000	23,354
San-A Co., Ltd.	4,100	138,207
San-Ai Obbli Co., Ltd.	50,300	526,771
Sanei Architecture Planning Co., Ltd.	3,700	39,781
Sangetsu Corp.	39,500	656,472

48

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
San-In Godo Bank, Ltd. (The)	30,200	$168,560
Sanken Electric Co., Ltd.	3,700	275,533
Sanki Engineering Co., Ltd.	10,300	113,617
Sanko Gosei, Ltd.	15,800	60,919
Sanko Metal Industrial Co., Ltd.	500	14,670
Sankyo Co., Ltd.	3,200	140,770
Sankyo Frontier Co., Ltd.	400	10,414
Sankyo Tateyama, Inc.	4,800	24,041
Sankyu, Inc.	16,900	593,266
Sanoh Industrial Co., Ltd.	4,600	23,141
Sanrio Co., Ltd.	2,200	101,465
Sansei Technologies, Inc.	2,000	14,350
Sansha Electric Manufacturing Co., Ltd.	1,700	11,274
Santec Corp.	1,400	23,792
Santen Pharmaceutical Co., Ltd.	183,900	1,540,997
*Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	3,200	18,942
Sanwa Holdings Corp.	82,000	892,476
Sanyo Chemical Industries, Ltd.	10,000	312,856
Sanyo Denki Co., Ltd.	1,800	89,362
Sanyo Electric Railway Co., Ltd.	900	15,744
Sanyo Special Steel Co., Ltd.	4,800	84,356
Sanyo Trading Co., Ltd.	3,300	31,215
Sapporo Holdings, Ltd.	17,900	498,226
Sato Holdings Corp.	13,500	227,338
Sato Shoji Corp.	2,100	22,131
#Satori Electric Co., Ltd.	9,000	108,861
Sawai Group Holdings Co., Ltd.	12,100	348,786
SB Technology Corp.	3,200	54,358
SBI Global Asset Management Co., Ltd.	13,900	51,143
SBI Holdings, Inc.	23,600	458,776
SBS Holdings, Inc.	5,400	131,069
SCREEN Holdings Co., Ltd.	7,300	589,726
Scroll Corp.	5,600	32,449
SCSK Corp.	53,300	801,663
Secom Co., Ltd.	4,400	281,065
Sega Sammy Holdings, Inc.	28,300	527,072
Seibu Holdings, Inc.	60,900	679,375
Seika Corp.	700	11,515
Seikitokyu Kogyo Co., Ltd.	3,800	26,093
Seiko Epson Corp.	105,300	1,601,559
Seiko Holdings Corp.	8,100	176,497
Seino Holdings Co., Ltd.	69,000	763,148
Seiren Co., Ltd.	10,300	170,198
Sekisui Chemical Co., Ltd.	126,700	1,795,843
Sekisui House, Ltd.	163,100	3,341,894
Sekisui Kasei Co., Ltd.	7,100	24,455
Senko Group Holdings Co., Ltd.	33,300	237,220
Senshu Electric Co., Ltd.	2,100	47,810
Senshu Ikeda Holdings, Inc.	397,800	695,306
Seria Co., Ltd.	43,300	769,870
Seven & i Holdings Co., Ltd.	137,800	6,218,786
Seven Bank, Ltd.	370,200	755,815
SG Holdings Co., Ltd.	90,700	1,301,566
Sharp Corp.	79,900	566,837
Shibaura Electronics Co., Ltd.	700	29,200
Shibaura Machine Co., Ltd.	22,400	518,195
Shibaura Mechatronics Corp.	4,200	466,684
Shibusawa Warehouse Co., Ltd. (The)	1,400	23,761

49

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shibuya Corp.	4,400	$80,946
#Shidax Corp.	15,400	80,752
*SHIFT, Inc.	1,000	184,702
Shiga Bank, Ltd. (The)	7,000	144,971
Shikibo, Ltd.	1,500	11,269
Shikoku Bank, Ltd. (The)	3,500	22,645
*Shikoku Electric Power Co, Inc.	19,400	114,407
Shima Seiki Manufacturing, Ltd.	3,200	43,453
Shimadzu Corp.	50,600	1,571,902
Shimano, Inc.	5,500	849,043
Shimizu Bank, Ltd. (The)	2,000	21,401
Shimizu Corp.	162,600	989,942
Shimojima Co., Ltd.	1,300	10,932
Shin Nippon Air Technologies Co., Ltd.	1,600	22,902
Shin Nippon Biomedical Laboratories, Ltd.	20,000	363,383
Shindengen Electric Manufacturing Co., Ltd.	7,800	197,341
Shin-Etsu Chemical Co., Ltd.	132,200	3,750,513
Shin-Etsu Polymer Co., Ltd.	9,200	89,794
Shinko Electric Industries Co., Ltd.	21,700	638,259
Shinko Shoji Co., Ltd.	7,900	69,331
Shinmaywa Industries, Ltd.	79,200	709,610
Shinnihonseiyaku Co., Ltd.	2,200	22,910
Shinsei Bank, Ltd.	4,100	72,958
Shinsho Corp.	900	38,799
Shinwa Co., Ltd. Nagoya	1,400	21,931
Shionogi & Co., Ltd.	15,300	682,385
Ship Healthcare Holdings, Inc.	11,600	203,861
Shirai Electronics Industrial Co., Ltd.	10,800	58,376
Shiseido Co., Ltd.	50,500	2,522,311
Shizuoka Financial Group, Inc.	122,400	917,787
Shizuoka Gas Co., Ltd.	12,800	108,292
SHO-BOND Holdings Co., Ltd.	4,800	204,458
Shoei Co., Ltd.	8,800	162,280
Shoei Foods Corp.	600	17,604
Shofu, Inc.	2,400	36,785
Showa Sangyo Co., Ltd.	7,400	145,429
SIGMAXYZ Holdings, Inc.	6,300	49,228
Siix Corp.	30,500	303,734
*Simplex Holdings, Inc.	4,400	76,099
Sinanen Holdings Co., Ltd.	2,200	60,992
Sinfonia Technology Co., Ltd.	4,700	59,680
Sinko Industries, Ltd.	3,100	40,980
SKY Perfect JSAT Holdings, Inc.	47,200	183,025
*Skylark Holdings Co., Ltd.	165,500	2,216,957
SMC Corp.	1,100	547,314
SMK Corp.	600	10,677
SMS Co., Ltd.	28,300	658,840
#Snow Peak, Inc.	25,400	382,963
Soda Nikka Co., Ltd.	1,800	10,879
Sodick Co., Ltd.	29,200	160,620
SoftBank Corp.	436,800	4,912,857
Softcreate Holdings Corp.	2,500	29,211
Software Service, Inc.	600	38,380
Sohgo Security Services Co., Ltd.	17,400	484,948
Sojitz Corp.	95,500	2,000,264
Solasto Corp.	6,300	29,195
Sompo Holdings, Inc.	26,800	1,112,624
Sony Group Corp.	194,300	18,307,708

50

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sotetsu Holdings, Inc.	15,000	$284,655
Sparx Group Co., Ltd.	12,140	131,506
SPK Corp.	900	11,567
S-Pool, Inc.	86,400	398,481
Square Enix Holdings Co., Ltd.	1,500	73,587
SRA Holdings	1,900	42,349
#*SRE Holdings Corp.	3,300	73,433
ST Corp.	3,100	36,153
Stanley Electric Co., Ltd.	28,800	644,042
Star Mica Holdings Co., Ltd.	6,500	30,647
Star Micronics Co., Ltd.	36,100	466,610
Starts Corp., Inc.	9,700	182,224
Starzen Co., Ltd.	2,900	49,773
St-Care Holding Corp.	4,100	23,456
Stella Chemifa Corp.	2,000	39,496
Step Co., Ltd.	800	10,893
Strike Co., Ltd.	5,400	143,759
Studio Alice Co., Ltd.	1,400	21,992
Subaru Corp.	193,700	3,122,473
Sugi Holdings Co., Ltd.	7,600	321,492
Sugimoto & Co., Ltd.	700	10,492
SUMCO Corp.	89,500	1,225,847
Sumida Corp.	33,100	408,144
Sumitomo Bakelite Co., Ltd.	15,200	577,123
Sumitomo Chemical Co., Ltd.	380,400	1,279,501
Sumitomo Corp.	114,300	2,037,279
Sumitomo Electric Industries, Ltd.	187,900	2,379,022
Sumitomo Forestry Co., Ltd.	63,600	1,366,210
Sumitomo Heavy Industries, Ltd.	28,600	686,828
Sumitomo Metal Mining Co., Ltd.	99,200	3,649,196
Sumitomo Mitsui Construction Co., Ltd.	180,300	509,790
Sumitomo Mitsui Financial Group, Inc.	45,000	1,833,841
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	237,000	1,945,770
Sumitomo Mitsui Trust Holdings, Inc.	66,400	2,384,090
Sumitomo Osaka Cement Co., Ltd.	24,900	696,721
Sumitomo Pharma Co., Ltd.	95,100	594,353
Sumitomo Realty & Development Co., Ltd.	68,200	1,582,727
Sumitomo Riko Co., Ltd.	6,400	33,935
Sumitomo Rubber Industries, Ltd.	96,800	882,230
Sumitomo Seika Chemicals Co., Ltd.	11,000	353,835
#Sumitomo Warehouse Co., Ltd. (The)	20,800	344,312
Sun Frontier Fudousan Co., Ltd.	19,300	186,530
*Sun*, Inc.	8,000	55,345
Suncall Corp.	4,700	20,123
Sundrug Co., Ltd.	52,200	1,435,677
Suntory Beverage & Food, Ltd.	23,000	863,144
Sun-Wa Technos Corp.	3,500	48,221
Suruga Bank, Ltd.	215,700	814,231
Suzuden Corp.	600	11,219
Suzuken Co., Ltd.	2,300	65,200
Suzuki Co., Ltd.	4,300	32,148
Suzuki Motor Corp.	34,000	1,173,326
SWCC Corp.	37,000	477,428
#*SymBio Pharmaceuticals, Ltd.	22,400	66,132
Sysmex Corp.	30,900	1,975,657
System Information Co., Ltd.	2,000	11,354
System Research Co., Ltd.	600	10,694
System Support, Inc.	1,600	23,090

51

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Systena Corp.	74,000	$152,168
Syuppin Co., Ltd.	13,400	86,502
T Hasegawa Co., Ltd.	2,600	61,484
T RAD Co., Ltd.	700	12,163
T&D Holdings, Inc.	101,100	1,228,064
Tachibana Eletech Co., Ltd.	4,000	60,779
Tachi-S Co., Ltd., Class S	39,300	350,385
Tadano, Ltd.	30,000	233,100
Taihei Dengyo Kaisha, Ltd.	2,900	87,959
Taiheiyo Cement Corp.	140,000	2,498,439
Taiho Kogyo Co., Ltd.	2,200	11,714
Taikisha, Ltd.	3,600	97,029
Taiko Bank, Ltd. (The)	1,500	12,074
Taisei Corp.	5,900	199,967
Taisei Lamick Co., Ltd.	700	14,734
Taiyo Holdings Co., Ltd.	7,700	138,319
Taiyo Yuden Co., Ltd.	71,700	2,179,987
Takamatsu Construction Group Co., Ltd.	2,300	37,245
Takamiya Co., Ltd.	3,700	12,010
Takaoka Toko Co., Ltd.	12,800	191,485
Takara & Co., Ltd.	3,100	54,048
Takara Bio, Inc.	15,400	193,511
Takara Holdings, Inc.	129,900	1,019,815
Takara Standard Co., Ltd.	5,600	67,530
Takasago International Corp.	1,800	34,225
Takasago Thermal Engineering Co., Ltd.	7,400	123,691
Takashima & Co., Ltd.	500	10,469
Takashimaya Co., Ltd.	110,500	1,626,277
Takasho Co., Ltd.	2,100	10,765
Take And Give Needs Co., Ltd.	4,268	42,754
TAKEBISHI Corp.	2,100	26,326
Takeda Pharmaceutical Co., Ltd.	136,100	4,509,846
Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,400	89,586
Takeuchi Manufacturing Co., Ltd.	24,100	656,637
Takuma Co., Ltd.	11,800	122,710
Tama Home Co., Ltd.	15,500	422,888
Tamron Co., Ltd.	19,700	477,435
Tamura Corp.	99,100	563,312
#*Tanaka Chemical Corp.	7,700	74,701
Tatsuta Electric Wire and Cable Co., Ltd.	300	1,575
Tay Two Co., Ltd.	17,400	20,190
Tayca Corp.	1,200	10,655
Tazmo Co., Ltd.	9,000	119,899
TDC Soft, Inc.	2,700	29,049
TDK Corp.	133,700	4,560,911
TechMatrix Corp.	11,600	137,668
Techno Smart Corp.	1,900	21,977
TechnoPro Holdings, Inc.	33,400	907,575
Teijin, Ltd.	141,600	1,573,391
Teikoku Electric Manufacturing Co., Ltd.	2,000	35,149
Tekken Corp.	3,200	45,310
Tenma Corp.	2,000	34,297
Tera Probe, Inc.	1,200	23,063
Terumo Corp.	25,200	750,642
Tesec Corp.	7,000	116,080
T-Gaia Corp.	3,200	39,199
THK Co., Ltd.	71,800	1,597,723
TIS, Inc.	66,000	1,803,107

52

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
TKC Corp.	4,000	$107,663
*TKP Corp.	5,700	113,862
Toa Corp.	5,400	116,792
TOA ROAD Corp.	1,400	44,519
Tobishima Corp.	2,800	23,401
Tobu Railway Co., Ltd.	25,400	646,356
Tocalo Co., Ltd.	10,200	95,135
Tochigi Bank, Ltd. (The)	61,900	125,468
Toda Corp.	160,400	934,140
*Toda Kogyo Corp.	1,200	21,715
#Toei Animation Co., Ltd.	1,000	101,127
Toenec Corp.	500	12,724
Toho Bank, Ltd. (The)	212,200	349,082
Toho Co., Ltd.	2,500	43,679
Toho Co., Ltd.	2,100	83,127
Toho Gas Co., Ltd.	26,800	500,317
Toho Holdings Co., Ltd.	16,400	326,398
#Toho Titanium Co., Ltd.	31,700	469,802
Toho Zinc Co., Ltd.	15,200	206,403
*Tohoku Electric Power Co., Inc.	110,900	570,117
Tokai Carbon Co., Ltd.	271,900	2,452,122
Tokai Corp.	5,400	81,259
TOKAI Holdings Corp.	12,800	83,005
Tokai Rika Co., Ltd.	12,000	164,624
Tokai Tokyo Financial Holdings, Inc.	294,900	760,180
Tokio Marine Holdings, Inc.	134,500	2,686,740
Tokushu Tokai Paper Co., Ltd.	4,600	99,861
Tokuyama Corp.	33,100	536,494
*Tokyo Electric Power Co. Holdings, Inc.	279,500	999,644
Tokyo Electron Device, Ltd.	8,900	506,555
Tokyo Electron, Ltd.	19,300	2,196,258
Tokyo Gas Co., Ltd.	40,700	834,236
Tokyo Individualized Educational Institute, Inc.	2,800	11,166
Tokyo Keiki, Inc.	5,100	45,170
Tokyo Kiraboshi Financial Group, Inc.	38,900	785,056
Tokyo Ohka Kogyo Co., Ltd.	7,400	383,138
Tokyo Rope Manufacturing Co., Ltd.	10,800	91,609
Tokyo Sangyo Co., Ltd.	1,800	11,263
Tokyo Seimitsu Co., Ltd.	29,200	1,072,229
*Tokyo Steel Manufacturing Co., Ltd.	72,800	727,652
Tokyo Tatemono Co., Ltd.	78,000	981,838
Tokyo Tekko Co., Ltd.	800	10,857
Tokyotokeiba Co., Ltd.	12,100	380,333
Tokyu Construction Co., Ltd.	71,100	375,433
Tokyu Corp.	92,900	1,308,576
Tokyu Fudosan Holdings Corp.	352,700	1,779,495
Toli Corp.	5,700	11,637
Tomen Devices Corp.	600	24,764
Tomoe Engineering Co., Ltd.	1,300	23,248
Tomoku Co., Ltd.	900	10,529
TOMONY Holdings, Inc.	24,800	67,025
Tomy Co., Ltd.	18,800	211,658
Tonami Holdings Co., Ltd.	800	27,085
Topcon Corp.	113,200	1,597,844
Topre Corp.	11,800	118,637
Topy Industries, Ltd.	3,300	45,175
Toray Industries, Inc.	384,000	2,164,997
Torex Semiconductor, Ltd.	9,600	158,349

53

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toridoll Holdings Corp.	26,300	$558,777
Torishima Pump Manufacturing Co., Ltd.	3,000	34,701
Tosei Corp.	31,400	372,193
Toshiba Corp.	10,400	336,063
Toshiba TEC Corp.	8,000	230,896
Tosho Co., Ltd.	16,000	160,159
Tosoh Corp.	110,800	1,473,644
Totech Corp.	2,000	62,791
Totetsu Kogyo Co., Ltd.	9,100	181,178
TOTO, Ltd.	32,600	1,112,085
Towa Bank, Ltd. (The)	5,600	22,908
Towa Corp.	90,600	1,351,365
Towa Pharmaceutical Co., Ltd.	9,700	137,915
Toyo Construction Co., Ltd.	500	3,573
*Toyo Engineering Corp.	5,700	24,196
Toyo Gosei Co., Ltd.	6,600	373,224
Toyo Ink SC Holdings Co., Ltd.	10,800	173,701
Toyo Kanetsu KK	2,400	47,783
Toyo Machinery & Metal Co., Ltd.	4,700	22,056
Toyo Seikan Group Holdings, Ltd.	38,600	542,863
Toyo Suisan Kaisha, Ltd.	700	31,205
Toyo Tanso Co., Ltd.	11,100	320,369
Toyo Tire Corp.	71,700	847,773
Toyobo Co., Ltd.	122,100	917,330
Toyoda Gosei Co., Ltd.	14,700	249,921
Toyota Boshoku Corp.	14,100	221,495
Toyota Motor Corp.	806,200	10,994,847
#Toyota Motor Corp., Sponsored ADR	4,161	571,430
Toyota Tsusho Corp.	28,700	1,182,440
Traders Holdings Co., Ltd.	3,500	12,338
Trancom Co., Ltd.	2,000	100,173
Transaction Co., Ltd.	2,600	32,766
*Transcosmos, Inc.	5,900	137,139
TRE Holdings Corp.	61,700	537,408
Treasure Factory Co., Ltd.	8,000	101,524
Trend Micro, Inc.	17,200	836,221
Tri Chemical Laboratories, Inc.	21,200	340,034
Trusco Nakayama Corp.	26,300	454,477
Tsubaki Nakashima Co., Ltd.	51,573	357,543
Tsubakimoto Chain Co.	5,400	133,052
Tsubakimoto Kogyo Co., Ltd.	400	12,162
Tsugami Corp.	50,900	524,831
Tsukishima Kikai Co., Ltd.	4,400	35,513
Tsukuba Bank, Ltd.	64,900	100,568
Tsumura & Co.	14,000	282,951
Tsuruha Holdings, Inc.	12,500	816,105
UACJ Corp.	7,100	140,733
UBE Corp.	125,900	1,989,768
Ubicom Holdings, Inc.	1,200	19,045
Uchida Yoko Co., Ltd.	1,300	49,264
UEX, Ltd.	5,100	47,005
Ultrafabrics Holdings Co., Ltd.	2,700	42,037
Ulvac, Inc.	27,400	1,078,574
Unicharm Corp.	63,800	2,565,775
Union Tool Co.	2,600	61,962
Unipres Corp.	17,300	119,683
United Arrows, Ltd.	19,800	287,625
United Super Markets Holdings, Inc.	14,300	123,398

54

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
UNITED, Inc.	2,500	$23,134
*Unitika, Ltd.	33,800	53,866
*Universal Entertainment Corp.	28,500	597,147
Urbanet Corp Co., Ltd.	9,600	23,336
Usen-Next Holdings Co., Ltd.	8,100	180,839
Ushio, Inc.	134,100	1,660,431
USS Co., Ltd.	76,700	1,283,168
UT Group Co., Ltd.	35,800	679,639
V Technology Co., Ltd.	11,100	246,187
Valor Holdings Co., Ltd.	19,700	300,495
Valqua, Ltd.	4,000	100,173
*Valtes Co., Ltd.	1,000	21,768
Value HR Co., Ltd.	3,200	35,463
ValueCommerce Co., Ltd.	11,900	114,661
Valuence Holdings, Inc.	1,000	16,634
#V-Cube, Inc.	15,400	58,698
Vector, Inc.	30,800	289,305
Vertex Corp.	3,200	32,055
VINX Corp.	1,100	10,882
*Vision, Inc.	18,000	224,595
*Visional, Inc.	5,200	271,142
Vital KSK Holdings, Inc.	9,500	68,094
VT Holdings Co., Ltd.	12,500	48,930
Wacoal Holdings Corp.	10,200	197,386
Wacom Co., Ltd.	119,500	602,919
Wakachiku Construction Co., Ltd.	1,900	59,931
Wakita & Co., Ltd.	7,500	76,066
Warabeya Nichiyo Holdings Co., Ltd.	4,400	72,286
Watahan & Co., Ltd.	2,500	26,237
WDB Holdings Co., Ltd.	1,500	22,318
Weathernews, Inc.	600	29,964
Welcia Holdings Co., Ltd.	33,200	693,917
*West Holdings Corp.	9,300	220,607
West Japan Railway Co.	17,800	770,094
Will Group, Inc.	3,200	24,958
*WingArc1st, Inc.	7,933	128,755
Wood One Co., Ltd.	1,200	10,514
Workman Co., Ltd.	11,000	447,545
World Co., Ltd.	5,600	62,389
World Holdings Co., Ltd.	1,900	38,414
Wowow, Inc.	3,500	33,647
Xebio Holdings Co., Ltd.	7,300	64,602
YAC Holdings Co., Ltd.	3,000	61,293
Yachiyo Industry Co., Ltd.	8,600	77,117
Yahagi Construction Co., Ltd.	3,400	21,449
Yakult Honsha Co., Ltd.	2,500	187,824
YAKUODO Holdings Co., Ltd.	2,300	41,857
YAMABIKO Corp.	14,900	146,740
Yamada Holdings Co., Ltd.	363,100	1,263,977
Yamae Group Holdings Co., Ltd.	3,600	57,345
Yamagata Bank, Ltd. (The)	1,700	13,421
Yamaguchi Financial Group, Inc.	93,500	570,620
Yamaha Corp.	18,700	731,987
Yamaha Motor Co., Ltd.	83,700	2,151,434
Yamaichi Electronics Co., Ltd.	26,800	353,292
YA-MAN, Ltd.	40,700	350,014
Yamanashi Chuo Bank, Ltd. (The)	1,100	9,129
Yamashin-Filter Corp.	12,600	31,277

55

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yamatane Corp.	2,000	$24,808
Yamato Holdings Co., Ltd.	53,100	910,185
Yamaura Corp.	1,200	10,919
Yamazaki Baking Co., Ltd.	56,500	757,261
Yamazen Corp.	55,200	426,065
Yaoko Co., Ltd.	5,900	308,508
Yaskawa Electric Corp.	23,200	938,802
Yellow Hat, Ltd.	29,800	422,385
Yokogawa Bridge Holdings Corp.	46,700	760,699
Yokogawa Electric Corp.	23,200	374,669
Yokohama Rubber Co., Ltd. (The)	59,900	1,292,888
Yokorei Co., Ltd.	12,900	103,454
Yokowo Co., Ltd.	1,600	23,524
Yondenko Corp.	800	11,463
Yondoshi Holdings, Inc.	1,300	16,946
Yonex Co., Ltd.	12,800	152,098
Yorozu Corp.	4,200	27,699
Yoshinoya Holdings Co., Ltd.	28,100	518,395
Yotai Refractories Co., Ltd.	2,200	23,444
Yuasa Trading Co., Ltd.	2,800	80,917
#Yukiguni Maitake Co., Ltd.	4,200	31,369
Yurtec Corp.	6,000	36,265
Yushin Precision Equipment Co., Ltd.	2,500	14,541
Z Holdings Corp.	264,500	719,889
Zenrin Co., Ltd.	6,250	40,300
Zensho Holdings Co., Ltd.	30,500	966,530
Zeon Corp.	57,500	588,661
ZERIA Pharmaceutical Co., Ltd.	5,000	89,230
ZIGExN Co., Ltd.	13,300	49,131
ZOZO, Inc.	17,600	369,152
Zuiko Corp.	2,600	20,565

TOTAL JAPAN		718,720,642

NETHERLANDS — (3.1%)
Aalberts NV	71,121	3,280,454
ΩABN AMRO Bank NV	35,413	567,476
Acomo NV	5,242	129,053
*ΩAdyen NV	426	682,879
Aegon NV	158,917	723,355
Aegon NV, Registered, Sponsored NVDR	482,776	2,186,975
*AFC Ajax NV	4	48
Akzo Nobel NV	46,524	3,859,366
#*ΩAlfen N.V.	12,436	1,005,534
AMG Advanced Metallurgical Group NV	16,940	631,743
APERAM SA	13,203	489,027
Arcadis NV	7,392	305,701
ArcelorMittal SA, Sponsored NVDR	138,905	3,954,625
ASM International NV	9,052	3,278,327
ASML Holding NV, Sponsored NVDR	38,767	24,689,152
ASR Nederland NV	75,965	3,341,185
*Avantium N.V.	1,111	4,391
ΩB&S Group Sarl	2,179	9,442
#*ΩBasic-Fit NV	39,528	1,676,602
BE Semiconductor Industries NV	34,561	3,103,546
Beter Bed Holding NV	40	138
Brunel International NV	5,025	68,013
Coca-Cola Europacific Partners PLC	20,396	1,303,741
Corbion NV	12,590	396,131
ΩCTP NV	12,733	167,281

56

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
ForFarmers NV	9,456	$30,587
*Fugro NV	86,073	1,219,162
Heijmans NV	6,443	80,235
Heineken NV	12,977	1,490,679
IMCD NV	22,132	3,327,863
ING Groep NV	263,102	3,253,193
*InPost SA	28,602	306,608
JDE Peet’s NV	10,619	323,564
Kendrion NV	1,769	36,950
Koninklijke Ahold Delhaize NV	284,039	9,789,907
Koninklijke BAM Groep NV	72,595	159,007
Koninklijke KPN NV	1,146,257	4,187,419
#Koninklijke Philips NV, Sponsored NVDR	165,272	3,490,545
Koninklijke Vopak NV	28,163	1,075,778
ΩLucas Bols NV	12	148
Nedap NV	1,166	73,116
NN Group NV	70,271	2,619,841
OCI NV	36,145	953,305
Ordina NV	26,298	162,584
*Pharming Group NV	160,919	181,562
#PostNL NV	63,926	114,965
Prosus NV	47,463	3,556,319
Randstad NV	44,667	2,427,147
SBM Offshore NV	47,076	665,758
SIF Holding NV	1,619	21,449
ΩSignify NV	70,494	2,351,097
Sligro Food Group NV	7,290	127,322
TKH Group NV	20,211	977,750
*TomTom NV	15,729	134,664
Universal Music Group NV	85,538	1,870,731
Van Lanschot Kempen NV	6,870	208,952
Wolters Kluwer NV	48,031	6,371,081

TOTAL NETHERLANDS		107,443,473

NEW ZEALAND — (0.2%)
*a2 Milk Co., Ltd. (The)	56,566	206,134
*Air New Zealand, Ltd.	473,872	222,442
Arvida Group, Ltd.	17,098	10,983
*Auckland International Airport, Ltd.	132,009	720,772
Briscoe Group, Ltd.	40	111
Channel Infrastructure NZ, Ltd.	76,788	70,194
Chorus, Ltd.	91,775	489,757
Colonial Motor Co., Ltd. (The)	8	46
Comvita, Ltd.	56	97
Contact Energy, Ltd.	43,589	210,805
Delegat Group, Ltd.	24	134
EBOS Group, Ltd.	11,641	318,520
Fisher & Paykel Healthcare Corp., Ltd.	47,887	818,702
Fletcher Building, Ltd.	156,820	435,869
Freightways Group, Ltd.	46,835	274,813
Genesis Energy, Ltd.	57,845	96,823
#*Gentrack Group, Ltd.	92	183
Hallenstein Glasson Holdings, Ltd.	64	247
#Heartland Group Holdings, Ltd.	217,942	214,033
Infratil, Ltd.	35,022	206,579
KMD Brands, Ltd.	133,406	91,462
Mainfreight, Ltd.	5,702	252,516
#Manawa Energy, Ltd.	7,675	23,323
Mercury NZ, Ltd.	12,238	47,923

57

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Meridian Energy, Ltd.	24,401	$82,289
Napier Port Holdings, Ltd.	96	149
NZME, Ltd.	268	175
NZX, Ltd.	76,180	55,051
Oceania Healthcare, Ltd.	90,105	38,401
*Pacific Edge, Ltd.	42,832	12,301
#PGG Wrightson, Ltd.	24	65
Port of Tauranga, Ltd.	19,638	76,537
*Pushpay Holdings, Ltd.	159,749	140,110
*Rakon, Ltd.	128	81
Restaurant Brands New Zealand, Ltd.	10,050	46,121
Ryman Healthcare, Ltd.	24,939	81,639
Sanford, Ltd.	80	203
Scales Corp., Ltd.	5,168	10,055
Skellerup Holdings, Ltd.	42,320	127,558
SKY Network Television, Ltd.	45,498	74,189
SKYCITY Entertainment Group, Ltd.	247,913	367,496
Spark New Zealand, Ltd.	416,361	1,344,975
Steel & Tube Holdings, Ltd.	196	125
Summerset Group Holdings, Ltd.	66,632	335,004
*Synlait Milk, Ltd.	11,768	11,702
#*Tourism Holdings, Ltd.	10,058	26,030
TOWER, Ltd.	448	177
Vector, Ltd.	10,029	24,592
#*Vista Group International, Ltd.	40,094	30,460
Warehouse Group, Ltd. (The)	5,763	6,122

TOTAL NEW ZEALAND		7,604,075

NORWAY — (0.7%)
2020 Bulkers, Ltd.	5,406	53,802
ABG Sundal Collier Holding ASA	94,603	49,022
*Adevinta ASA	13,251	101,634
AF Gruppen ASA	3,959	60,064
*Akastor ASA	20,239	19,991
Aker ASA, A Shares	672	40,857
Aker BP ASA	56,564	1,346,497
*Aker Carbon Capture ASA	878	894
Aker Solutions ASA	58,805	208,574
*AKVA Group ASA	16	99
AMSC ASA	10,239	39,697
*ArcticZymes Technologies ASA	284	1,020
#Arendals Fossekompani A/S	195	4,013
Atea ASA	14,584	199,708
#*Atlantic Sapphire ASA	18,213	8,603
Austevoll Seafood ASA	35,837	335,874
ΩAvance Gas Holding, Ltd.	24	162
Bakkafrost P/F	15,049	1,092,313
Belships ASA	14,836	27,893
Bonheur ASA	2,863	63,735
*Borr Drilling, Ltd.	18,928	130,305
*Borr Drilling, Ltd.	135,818	943,935
Borregaard ASA	17,385	289,774
Bouvet ASA	15,548	97,292
*BW Energy, Ltd.	5,660	15,142
ΩBW LPG, Ltd.	41,540	333,568
BW Offshore, Ltd.	26,007	68,988
*Cadeler A/S	8,198	35,611
*Cloudberry Clean Energy ASA	21,492	21,188
*ΩCrayon Group Holding ASA	5,482	42,123

58

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
DNB Bank ASA	49,416	$865,269
DNO ASA	403,763	401,078
*ΩElkem ASA	93,016	313,212
*Elopak ASA	11,767	26,360
ΩEntra ASA	7,314	74,022
Equinor ASA	127,121	3,626,559
Equinor ASA, Sponsored ADR	22,206	638,200
ΩEuropris ASA	43,167	307,871
FLEX LNG, Ltd.	10,288	354,010
#Frontline PLC	26,297	406,934
*Gaming Innovation Group, Inc.	76	194
Gjensidige Forsikring ASA	2,758	47,802
Golden Ocean Group, Ltd.	65,548	601,214
Grieg Seafood ASA	11,249	93,960
Hafnia, Ltd.	31,234	168,424
*Hexagon Composites ASA	17,147	51,837
#*Kahoot! ASA	118,155	306,354
ΩKid ASA	6,920	57,024
*Kitron ASA	18,556	69,860
*Kongsberg Automotive ASA	198,529	48,727
Kongsberg Gruppen ASA	1,457	65,115
Leroy Seafood Group ASA	105,261	551,850
*LINK Mobility Group Holding ASA	54,124	47,082
Medistim ASA	16	394
*MORROW BANK ASA	136	66
Mowi ASA	25,410	482,716
MPC Container Ships ASA	130,737	214,000
ΩMulticonsult ASA	3,350	46,845
*NEL ASA	30,723	41,970
*Nordic Semiconductor ASA	37,573	404,685
Norsk Hydro ASA	169,065	1,236,941
*ΩNorske Skog ASA	46,969	207,802
*Northern Ocean, Ltd.	9,606	10,405
*Norwegian Air Shuttle ASA	173,220	167,369
*Norwegian Energy Co. ASA	3,597	121,962
*NRC Group ASA	76	78
Nykode Therapeutics ASA	10,334	24,841
*Odfjell Drilling, Ltd.	24,845	57,633
Odfjell SE, A Shares	1,516	14,123
*Odfjell Technology, Ltd.	200	995
#OKEA ASA	3,973	11,446
ΩOkeanis Eco Tankers Corp.	3,105	72,026
Olav Thon Eiendomsselskap ASA	16	262
Orkla ASA	91,397	654,845
Otello Corp. ASA	104	76
Panoro Energy ASA	10,472	26,976
Pareto Bank ASA	3,486	16,923
*Pexip Holding ASA	17,837	26,628
*PGS ASA	644,111	461,977
#*PhotoCure ASA	2,461	12,292
Protector Forsikring ASA	6,288	91,164
Rana Gruber ASA	3,052	16,415
#*REC Silicon ASA	51,894	77,615
Salmar ASA	388	17,148
Sandnes Sparebank	20	161
*SATS ASA	72	70
ΩScatec ASA	38,045	247,321
Schibsted ASA, Class A	5,835	103,043

59

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Schibsted ASA, Class B	6,719	$108,473
*Self Storage Group ASA	60	156
Selvaag Bolig ASA	6,190	21,075
*ΩShelf Drilling, Ltd.	50,658	114,668
*Solstad Offshore ASA	16,223	33,535
Sparebank 1 Oestlandet	5,286	62,001
SpareBank 1 Sorost-Norge	5,849	27,792
SpareBank 1 SR-Bank ASA	20,851	243,204
Sparebanken More	60	428
Stolt-Nielsen, Ltd.	2,125	61,120
Storebrand ASA	113,898	874,016
Subsea 7 SA	62,799	714,566
Telenor ASA	12,534	155,868
TGS ASA	98,445	1,535,916
TOMRA Systems ASA	23,939	364,982
Veidekke ASA	27,696	317,603
*Volue ASA	20	34
*Vow ASA	1,274	1,428
Wallenius Wilhelmsen ASA	18,847	140,324
ΩXXL ASA	7,122	1,459
Yara International ASA	18,779	753,191

TOTAL NORWAY		25,156,388

PORTUGAL — (0.2%)
#Altri SGPS SA	13,392	69,340
Banco Comercial Portugues SA, Class R	1,830,150	470,772
Corticeira Amorim SGPS SA	7,619	86,132
CTT-Correios de Portugal SA	10,935	45,210
EDP - Energias de Portugal SA	279,115	1,540,710
*EDP Renovaveis SA	14,023	312,104
Galp Energia SGPS SA	288,400	3,499,134
#*Greenvolt-Energias Renovaveis SA	986	6,711
Ibersol SGPS SA	334	2,485
Jeronimo Martins SGPS SA	19,067	482,043
Mota-Engil SGPS SA	2,635	5,766
Navigator Co. SA (The)	41,639	153,078
NOS SGPS SA	68,107	299,857
REN - Redes Energeticas Nacionais SGPS SA	76,477	222,474
Sonae SGPS SA	318,824	363,948

TOTAL PORTUGAL		7,559,764

SINGAPORE — (0.9%)
AEM Holdings, Ltd.	169,300	428,913
*Aspen Group Holdings, Ltd.	25	1
*Avarga, Ltd.	500	81
Aztech Global, Ltd.	45,800	27,806
*Banyan Tree Holdings, Ltd.	600	164
BRC Asia, Ltd.	100	131
Bukit Sembawang Estates, Ltd.	1,800	5,464
CapitaLand Ascott Trust	11,078	8,967
Capitaland Investment, Ltd.	194,300	541,765
Centurion Corp., Ltd.	600	162
China Aviation Oil Singapore Corp., Ltd.	34,800	24,128
China Sunsine Chemical Holdings, Ltd.	500	172
City Developments, Ltd.	201,500	1,049,676
Civmec, Ltd.	43,400	22,283
ComfortDelGro Corp., Ltd.	645,700	575,934
*COSCO SHIPPING International Singapore Co., Ltd.	327,400	41,227
CSE Global, Ltd.	86,900	23,123

60

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
DBS Group Holdings, Ltd.	178,000	$4,378,788
Del Monte Pacific, Ltd.	800	141
Delfi, Ltd.	81,100	70,514
DFI Retail Group Holdings, Ltd.	56,400	169,200
Dyna-Mac Holdings, Ltd.	159,200	30,428
Far East Orchard, Ltd.	308	240
First Resources, Ltd.	600,600	688,767
Food Empire Holdings, Ltd.	300	227
Frasers Property, Ltd.	16,100	10,559
Frencken Group, Ltd.	270,900	211,173
Fu Yu Corp., Ltd.	700	110
Genting Singapore, Ltd.	928,400	786,337
Geo Energy Resources, Ltd.	368,600	92,554
Golden Agri-Resources, Ltd.	3,442,700	709,622
*Golden Energy & Resources, Ltd.	73,700	52,755
Great Eastern Holdings, Ltd.	2,700	34,465
GuocoLand, Ltd.	35,500	42,308
Hiap Hoe, Ltd.	300	168
Ho Bee Land, Ltd.	30,600	49,771
Hong Fok Corp., Ltd.	397,300	306,726
Hong Leong Asia, Ltd.	200	103
Hongkong Land Holdings, Ltd.	115,600	512,108
Hotel Grand Central, Ltd.	100	68
Hour Glass, Ltd. (The)	56,500	88,086
Hrnetgroup, Ltd.	44,900	25,241
Hutchison Port Holdings Trust, Class U	1,066,400	201,550
iFAST Corp., Ltd.	121,000	419,008
Indofood Agri Resources, Ltd.	500	118
ISDN Holdings, Ltd.	62,800	22,123
Japfa, Ltd.	426,100	67,070
Keppel Corp., Ltd.	130,700	604,444
Keppel Infrastructure Trust	443,600	162,923
*Mandarin Oriental International, Ltd.	100	182
*Marco Polo Marine, Ltd.	1,041,800	35,139
Mewah International, Inc.	700	163
Micro-Mechanics Holdings, Ltd.	7,100	11,176
*mm2 Asia, Ltd.	700,300	20,471
Nanofilm Technologies International, Ltd.	217,500	244,538
NETLINK NBN TRUST	443,900	291,131
*Oceanus Group, Ltd.	21,200	191
OUE, Ltd.	111,700	97,957
Oversea-Chinese Banking Corp., Ltd.	313,300	2,954,176
Oxley Holdings, Ltd.	1,100	113
Pan-United Corp., Ltd.	200	57
Propnex, Ltd.	44,000	41,225
Q&M Dental Group Singapore, Ltd.	6,200	1,487
QAF, Ltd.	300	193
Raffles Medical Group, Ltd.	228,900	252,208
Riverstone Holdings, Ltd.	37,700	17,096
*SATS, Ltd.	27,518	52,390
SBS Transit, Ltd.	100	206
*Seatrium, Ltd.	10,806,313	1,004,372
Sembcorp Industries, Ltd.	248,500	797,197
Sheng Siong Group, Ltd.	229,300	304,209
*SIA Engineering Co., Ltd.	25,300	42,288
Silverlake Axis, Ltd.	47,900	12,028
Singapore Airlines, Ltd.	206,000	903,272
Singapore Exchange, Ltd.	312,800	2,243,748

61

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Singapore Technologies Engineering, Ltd.	118,200	$320,717
Singapore Telecommunications, Ltd.	155,400	297,020
Sinostar PEC Holdings, Ltd.	300	38
Stamford Land Corp., Ltd.	20,699	6,206
StarHub, Ltd.	194,400	145,711
Tai Sin Electric, Ltd.	200	58
Thomson Medical Group, Ltd.	20,000	944
Tiong Woon Corp Holding, Ltd.	100	35
Tuan Sing Holdings, Ltd.	39,720	9,973
UMS Holdings, Ltd.	523,100	403,847
United Overseas Bank, Ltd.	170,400	3,604,308
UOB-Kay Hian Holdings, Ltd.	8,132	8,655
UOL Group, Ltd.	98,500	511,640
Venture Corp., Ltd.	68,800	875,116
Vicom, Ltd.	100	139
Wilmar International, Ltd.	1,364,900	4,020,580
Wing Tai Holdings, Ltd.	113,700	126,130

TOTAL SINGAPORE		32,146,022

SPAIN — (2.4%)
Acciona SA	9,889	1,834,127
Acerinox SA	63,524	686,996
ACS Actividades de Construccion y Servicios SA	46,992	1,618,625
ΩAedas Homes SA	20	307
*ΩAena SME SA	9,618	1,623,529
Alantra Partners SA	1,596	19,910
Almirall SA	15,383	158,025
*Amadeus IT Group SA	102,791	7,233,273
*Amper SA	43,186	7,333
Applus Services SA	95,683	803,344
Atresmedia Corp. de Medios de Comunicacion SA	27,517	110,153
#*Audax Renovables SA	6,529	7,886
Azkoyen SA	12	86
#Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,490,448	10,939,888
Banco de Sabadell SA	5,581,081	5,821,379
Banco Santander SA	482,329	1,696,778
Banco Santander SA, Sponsored ADR	1,027,218	3,564,447
Bankinter SA	316,252	1,872,095
CaixaBank SA	396,801	1,468,400
ΩCellnex Telecom SA	16,844	709,798
Cia de Distribucion Integral Logista Holdings SA	18,859	513,428
CIE Automotive SA	13,810	416,526
Construcciones y Auxiliar de Ferrocarriles SA	5,274	163,903
#*Deoleo SA	5,418	1,463
*Distribuidora Internacional de Alimentacion SA	2,268,510	39,570
*Duro Felguera SA	10,568	8,389
Ebro Foods SA	7,499	139,416
*eDreams ODIGEO SA	3,727	21,190
Elecnor SA	4,175	54,849
Enagas SA	125,719	2,519,793
Ence Energia y Celulosa SA	36,232	142,160
Endesa SA	36,616	823,436
Ercros SA	23,735	110,840
Faes Farma SA	39,634	140,018
Ferrovial SA	58,911	1,849,017
Fluidra SA	26,009	445,926
Fomento de Construcciones y Contratas SA	3,187	32,264
ΩGestamp Automocion SA	59,259	256,715
ΩGlobal Dominion Access SA	16,360	68,453

62

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
*Grifols SA	73,609	$757,381
Grupo Catalana Occidente SA	10,243	331,331
*Grupo Empresarial San Jose SA	28	122
Iberdrola SA	297,046	3,863,106
Iberpapel Gestion SA	16	280
Indra Sistemas SA	158,971	2,106,041
Industria de Diseno Textil SA	93,710	3,223,674
Laboratorio Reig Jofre SA	20	57
Laboratorios Farmaceuticos Rovi SA	11,534	511,632
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	81,276	75,193
Mapfre SA	243,700	488,853
*Melia Hotels International SA	66,155	428,349
ΩMetrovacesa SA	2,004	16,770
Miquel y Costas & Miquel SA	809	10,878
Naturgy Energy Group SA	14,761	461,179
ΩNeinor Homes SA	5,743	58,140
*Obrascon Huarte Lain SA	37,017	21,067
*Oryzon Genomics SA	20	47
Pharma Mar SA	10,005	416,194
Prim SA	8	92
ΩProsegur Cash SA	81,712	56,561
Prosegur Cia de Seguridad SA	41,399	79,617
*Realia Business SA	196	216
Red Electrica Corp SA	62,266	1,134,577
Renta 4 Banco SA	12	139
Repsol SA	450,093	6,631,145
Sacyr SA	392,215	1,299,878
*Solaria Energia y Medio Ambiente SA	59,770	944,258
*Soltec Power Holdings SA	2,327	13,320
*ΩTalgo SA	8,574	29,817
*Tecnicas Reunidas SA	1,089	10,123
Telefonica SA	1,458,531	6,642,129
#Telefonica SA, Sponsored ADR	320,413	1,445,063
*Tubacex SA	22,828	62,123
ΩUnicaja Banco SA	322,607	327,486
Vidrala SA	5,091	535,067
Viscofan SA	17,988	1,235,210

TOTAL SPAIN		81,140,850

SWEDEN — (2.8%)
AAK AB	9,150	184,119
ΩAcadeMedia AB	65,013	329,906
AddLife AB, Class B	57,898	684,125
*Addnode Group AB	28,120	356,666
AddTech AB, B Shares	28,648	572,555
AFRY AB	47,187	885,568
Alfa Laval AB	5,068	185,531
ΩAlimak Group AB	112	827
*Alleima AB	10,507	53,860
Alligo AB, Class B	36	402
ΩAmbea AB	32,390	123,153
*Annehem Fastigheter AB, Class B	40	75
AQ Group AB	998	39,794
*Arise AB	36	195
Arjo AB, Class B	138,559	612,741
Assa Abloy AB, Class B	9,965	236,951
Atlas Copco AB, Class A	454,465	6,561,824
Atlas Copco AB, Class B	22,252	284,841
Atrium Ljungberg AB, B Shares	4,835	89,797

63

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*ΩAttendo AB	35,513	$125,852
#Avanza Bank Holding AB	21,639	459,266
Axfood AB	4,464	110,629
Balco Group AB	8	35
BE Group AB	1,884	19,488
Beijer Alma AB, Class B	9,790	222,386
Beijer Electronics Group AB	32	354
Beijer Ref AB	11,612	189,510
Bergman & Beving AB	3,361	47,185
*Bergs Timber AB, Class B	818	2,907
*Betsson AB, Class B	38,800	418,744
*Better Collective A/S	5,761	121,878
#*BHG Group AB	111,818	126,892
*BICO Group AB	62,743	374,479
Bilia AB, A Shares	20,018	225,604
Billerud AB	119,537	1,146,278
Biotage AB	6,429	79,851
*Bjorn Borg AB	24	92
Boliden AB	31,070	1,109,248
Bonava AB, B Shares	40,921	73,566
#*ΩBoozt AB	25,171	291,532
ΩBravida Holding AB	69,632	845,176
BTS Group AB, B Shares	16	421
Bufab AB	23,484	777,515
Bulten AB	2,037	18,866
*Byggfakta Group Nordic Holdco AB	6,100	22,301
Byggmax Group AB	13,057	39,945
#*Calliditas Therapeutics AB, ADR	8	194
#Castellum AB	16,222	196,582
Catella AB	8,857	30,049
Catena AB	5,677	217,289
*Catena Media PLC	9,398	26,442
*Cavotec SA	84	118
Cellavision AB	1,044	17,812
Clas Ohlson AB, B Shares	34,021	256,387
Cloetta AB, B Shares	109,876	232,451
*Collector Bank AB	5,787	18,392
Concentric AB	6,878	144,504
ΩCoor Service Management Holding AB	72,336	470,381
Corem Property Group AB, Class B	98,026	77,601
Corem Property Group AB, Class D	689	10,358
Dedicare AB, Class B	1,867	26,393
Dios Fastigheter AB	16,776	119,557
#ΩDometic Group AB	316,888	2,263,916
*Duni AB	5,304	57,915
*ΩDustin Group AB	9,830	33,753
Eastnine AB	20	191
Elanders AB, Class B	857	10,878
Electrolux AB, Class B	72,338	1,089,945
Electrolux Professional AB, Class B	44,329	258,007
#Elekta AB, Class B	135,843	1,139,745
*ΩEltel AB	156	135
#*Enea AB	28	185
Eolus Vind AB, Class B	6,436	50,950
Epiroc AB, Class A	66,730	1,333,657
Epiroc AB, Class B	27,309	468,850
Essity AB, Class A	484	14,675
Essity AB, Class B	22,969	695,749

64

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
ΩEvolution AB	9,054	$1,205,229
Ework Group AB	1,460	20,383
Fabege AB	31,768	254,274
Fagerhult AB	128	817
*Fasadgruppen Group AB	1,087	9,050
#*Fastighets AB Balder, Class B	40,787	189,237
*Fastighets AB Trianon	48	87
FastPartner AB, Class A	3,750	22,923
Fenix Outdoor International AG	437	35,063
#*Fingerprint Cards AB, Class B	267,982	69,548
*FormPipe Software AB	48	122
Fortnox AB	91,696	630,423
G5 Entertainment AB	3,230	71,041
GARO AB	5,450	43,224
Getinge AB, Class B	14,062	356,305
Granges AB	50,529	501,485
*ΩGreen Landscaping Group AB	2,803	22,299
#H & M Hennes & Mauritz AB, Class B	51,551	753,269
Hanza AB	1,008	7,754
Heba Fastighets AB, Class B	80	242
Hexagon AB, Class B	56,769	646,709
*Hexatronic Group AB	30,166	254,392
*Hexpol AB	22,529	265,105
HMS Networks AB	5,509	255,867
Holmen AB, Class B	6,721	253,776
Hufvudstaden AB, Class A	13,404	190,921
*Humana AB	60	85
Husqvarna AB, A Shares	24	206
Husqvarna AB, B Shares	88,803	764,465
IAR Systems Group AB	12	122
Indutrade AB	44,423	1,064,099
Instalco AB	49,723	260,801
*International Petroleum Corp.	85,520	834,169
Intrum AB	37,012	334,063
Inwido AB	48,322	506,434
*ITAB Shop Concept AB	144	164
JM AB	39,844	638,219
Kabe Group AB, Class B	4	79
*Karnov Group AB	11,761	63,637
#*K-fast Holding AB	18,577	37,309
Kindred Group PLC	108,082	1,325,571
KNOW IT AB	1,368	31,675
Lagercrantz Group AB, B Shares	41,135	528,562
Lifco AB, Class B	23,877	543,545
Lime Technologies AB	1,200	29,716
Lindab International AB	29,041	464,044
Loomis AB	56,335	1,801,446
#*Maha Energy AB	20,441	18,932
*Medcap AB	1,840	48,703
Medicover AB, Class B	9,490	156,451
MEKO AB	8,920	109,312
*Midsona AB, Class B	80	63
*Millicom International Cellular SA	118,065	2,113,884
MIPS AB	25,421	1,369,533
*Modern Times Group MTG AB, Class B	66,090	530,601
*Momentum Group AB	36	295
ΩMunters Group AB	51,113	500,304
Mycronic AB	7,560	160,380

65

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
NCAB Group AB	19,731	$150,330
NCC AB, Class B	89,183	885,983
Nederman Holding AB	24	457
*Net Insight AB, Class B	38,000	19,394
New Wave Group AB, Class B	29,611	596,998
Nibe Industrier AB, Class B	18,580	207,405
Nilorngruppen AB, Class B	12	83
Nobia AB	33,148	48,313
Nolato AB, Class B	72,736	402,779
*Nordic Paper Holding AB	4,380	17,081
Nordic Waterproofing Holding AB	6,148	83,793
Nordnet AB publ	14,119	221,340
*Note AB	10,255	229,350
NP3 Fastigheter AB	5,601	107,627
Nyfosa AB	32,645	222,943
OEM International AB, Class B	12,652	122,730
#Orron Energy ab	104,392	121,518
*Ovzon AB	48	173
*OX2 AB	9,098	70,249
Peab AB, Class B	85,788	452,891
Platzer Fastigheter Holding AB, Class B	9,305	78,288
Prevas AB, B Shares	50	743
Pricer AB, Class B	4,398	4,502
Proact IT Group AB	1,315	14,102
Probi AB	4	72
Ratos AB, B Shares	20,900	72,090
*RaySearch Laboratories AB	6,904	46,174
Rejlers AB	1,202	18,574
ΩResurs Holding AB	102,139	194,076
Rottneros AB	172	207
Rvrc Holding AB	5,457	16,280
Saab AB, Class B	1,879	105,443
Sagax AB, Class B	12,011	293,915
#Samhallsbyggnadsbolaget i Norden AB	12,172	14,269
Samhallsbyggnadsbolaget i Norden AB, Class D	56	85
Sandvik AB	184,021	3,740,611
*Scandi Standard AB	15,131	78,183
*ΩScandic Hotels Group AB	189,133	674,497
*Sdiptech AB	19,550	450,571
*Sectra AB, Class B	23,523	370,827
Securitas AB, Class B	211,692	1,894,594
*Sensys Gatso Group AB	101,546	8,870
#*ΩSinch AB	112,843	297,585
SinterCast AB	4	41
Skandinaviska Enskilda Banken AB, Class A	98,694	1,120,949
Skandinaviska Enskilda Banken AB, Class C	1,036	13,211
Skanska AB, Class B	67,163	1,096,111
SKF AB, Class A	1,199	21,625
SKF AB, Class B	138,448	2,501,101
SkiStar AB	16,062	206,544
Softronic AB, Class B	36	68
SSAB AB, Class A	12,169	86,202
SSAB AB, Class B	680,506	4,585,691
*Stendorren Fastigheter AB	1,676	32,843
*Stillfront Group AB	227,518	483,550
Svenska Cellulosa AB SCA, Class A	893	12,188
Svenska Cellulosa AB SCA, Class B	27,888	381,863
Svenska Handelsbanken AB, Class A	63,669	562,498

66

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Svenska Handelsbanken AB, Class B	956	$10,495
Sweco AB, Class B	19,979	267,237
Swedbank AB, Class A	45,451	788,738
*Swedish Orphan Biovitrum AB, Class B	9,956	242,075
Synsam AB	3,289	13,291
Systemair AB	13,478	116,814
Tele2 AB, Class B	332,693	3,533,784
Telefonaktiebolaget LM Ericsson, Class B	576,729	3,169,486
Telia Co. AB	565,283	1,573,958
*»Tethys Oil AB	2,443	1,191
*Tethys Oil AB	18,371	93,939
TF Bank AB	137	1,824
ΩThule Group AB	50,890	1,467,077
*Tobii AB	9,131	19,050
Trelleborg AB, Class B	20,544	515,540
Troax Group AB	8,304	187,983
VBG Group AB, Class B	28	465
*Viaplay Group AB	53,164	1,353,817
Vitec Software Group AB, B Shares	2,531	132,999
Vitrolife AB	2,151	48,316
Volati AB	1,576	15,733
Volvo AB, Class A	26,549	561,664
Volvo AB, Class B	523,160	10,751,627
#*Volvo Car AB, Class B	56,111	230,631
Wallenstam AB, Class B	42,849	169,687
Wihlborgs Fastigheter AB	35,341	284,940
*XANO Industri AB, Class B	1,609	14,416

TOTAL SWEDEN		96,619,662

SWITZERLAND — (7.9%)
ABB, Ltd., Registered	294,796	10,638,557
*Accelleron Industries AG	18,271	449,565
Adecco Group AG	114,191	3,916,916
AEVIS VICTORIA SA	8	161
*Alcon, Inc.	108,572	7,869,298
Alcon, Inc.	340	24,761
Allreal Holding AG, Registered	4,815	855,832
ALSO Holding AG, Registered	2,063	442,245
*Aluflexpack AG	484	9,962
*ams-OSRAM AG	233,409	1,610,169
APG SGA SA	329	72,820
Arbonia AG	6,478	79,187
*Aryzta AG	469,381	835,346
Ascom Holding AG, Registered	7,098	69,062
*Autoneum Holding AG	940	142,999
Baloise Holding AG, Registered	41,988	7,033,774
Banque Cantonale de Geneve	110	25,459
Banque Cantonale Vaudoise, Registered	6,002	633,209
Barry Callebaut AG	665	1,422,572
*Basilea Pharmaceutica AG, Registered	2,038	98,918
Belimo Holding AG, Class R	3,080	1,487,314
Bell Food Group AG	456	144,990
Bellevue Group AG	1,202	42,405
Berner Kantonalbank AG, Registered	638	171,318
BKW AG	4,339	745,876
Bossard Holding AG, Registered	1,804	442,867
Bucher Industries AG, Registered	2,645	1,191,075
Burckhardt Compression Holding AG	1,672	1,033,200
Burkhalter Holding AG	226	24,325

67

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Bystronic AG	327	$236,970
Calida Holding AG, Registered	1,490	69,390
Carlo Gavazzi Holding AG	30	10,954
Cembra Money Bank AG	9,672	776,433
Chocoladefabriken Lindt & Spruengli AG	8	986,911
#*Cicor Technologies, Ltd.	4	200
Cie Financiere Richemont SA, Registered	33,245	5,488,852
Cie Financiere Tradition SA	4	539
Clariant AG, Registered	90,486	1,510,726
Coltene Holding AG, Registered	435	35,531
Comet Holding AG, Class R	8,551	2,065,575
#COSMO Pharmaceuticals NV	2,074	125,598
Credit Suisse Group AG, Sponsored ADR	349,920	313,143
Daetwyler Holding AG	1,717	435,013
DKSH Holding AG	12,325	982,483
dormakaba Holding AG	1,095	490,877
*DSM-Firmenich AG	27,523	3,608,558
#*Dufry AG, Registered	48,055	2,217,425
EFG International AG	23,375	225,070
Emmi AG, Registered	553	577,200
EMS-Chemie Holding AG	171	140,539
Energiedienst Holding AG, Registered	12	600
*Evolva Holding SA	6	130
Feintool International Holding AG	80	1,977
Flughafen Zurich AG, Registered	8,044	1,550,868
Forbo Holding AG, Registered	259	382,367
ΩGalenica AG	27,903	2,506,426
*GAM Holding AG	268	278
Geberit AG, Registered	7,486	4,262,575
Georg Fischer AG, Registered	67,570	4,915,631
Givaudan SA, Registered	1,781	6,247,157
*Glarner Kantonalbank	8	238
Helvetia Holding AG, Registered	26,959	4,031,507
Holcim AG	65,511	4,329,371
Huber + Suhner AG, Registered	20,097	1,652,829
Hypothekarbank Lenzburg AG	3	14,628
Implenia AG, Registered	4,455	201,465
*Ina Invest Holding AG	8	164
Inficon Holding AG, Registered	488	530,739
Interroll Holding AG, Class R	231	844,790
Intershop Holding AG	119	83,964
Investis Holding SA	109	12,198
Julius Baer Group, Ltd.	120,730	8,643,240
*Jungfraubahn Holding AG, Registered	333	56,869
Kardex Holding AG, Registered	804	182,922
Komax Holding AG, Class R	3,051	807,270
*Kudelski SA	60	122
#Kuehne + Nagel International AG, Registered	10,063	2,983,682
Landis+Gyr Group AG	27,559	2,278,908
LEM Holding SA, Registered	162	358,928
Liechtensteinische Landesbank AG	1,402	99,395
#Logitech International SA, Class RSponsored	94,795	5,636,511
Lonza Group AG, Registered	8,237	5,125,162
Luzerner Kantonalbank AG, Registered	2,280	205,189
ΩMedacta Group SA	2,047	275,524
Meier Tobler Group AG	1,571	93,902
Metall Zug AG, Registered	45	93,281
Mikron Holding AG	905	11,897

68

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Mobilezone Holding AG, Registered	7,126	$109,046
Mobimo Holding AG, Registered	9,340	2,508,016
#*Molecular Partners AG	2,227	14,938
*Molecular Partners AG, ADR	3,572	23,789
Nestle SA, Registered	244,102	31,407,855
Novartis AG, Sponsored ADR	190,575	19,547,278
Novavest Real Estate AG	271	12,088
OC Oerlikon Corp. AG	13,028	72,865
#*Orascom Development Holding AG	16	124
Orior AG	929	86,945
Partners Group Holding AG	4,439	4,305,089
Plazza AG, Registered A	111	39,409
PSP Swiss Property AG, Registered	14,921	1,761,920
Rieter Holding AG, Registered	731	79,831
Roche Holding AG	641	217,784
Roche Holding AG	54,760	17,248,431
Schindler Holding AG, Registered	2,591	552,813
Schweiter Technologies AG	136	108,794
*ΩSensirion Holding AG	2,979	323,321
SFS Group AG	7,846	1,024,330
SGS SA, Registered	17,250	1,561,328
*Siegfried Holding AG, Registered	2,491	1,921,321
SIG Group AG	65,143	1,744,856
Sika AG, Registered	28,495	7,856,495
Softwareone Holding AG	23,151	348,806
Sonova Holding AG	9,484	3,002,743
St Galler Kantonalbank AG, Registered	538	304,044
#Stadler Rail AG	20,723	863,332
Straumann Holding AG, Class R	14,420	2,165,309
Sulzer AG, Registered	4,521	378,422
Swatch Group AG (The)	3,819	1,306,968
Swatch Group AG (The)	5,208	328,846
*Swiss Life Holding AG	3,081	2,031,269
Swiss Prime Site AG, Registered	64,024	5,815,786
Swiss Re AG	58,383	5,885,201
Swisscom AG, Registered	11,243	7,743,339
Swissquote Group Holding SA, Registered	4,244	907,402
Tecan Group AG, Class R	178	77,556
Temenos AG, Registered	44,045	3,695,613
TX Group AG	413	48,165
u-blox Holding AG	6,810	823,275
UBS Group AG	240,522	4,870,571
Valiant Holding AG	20,200	2,351,239
ΩVAT Group AG	10,187	3,585,851
Vaudoise Assurances Holding SA	162	85,728
Vetropack Holding AG	2,294	119,333
*Von Roll Holding AG	172	164
Vontobel Holding AG, Class R	8,490	569,466
VP Bank AG, Class A	199	22,269
VZ Holding AG	1,311	122,255
*V-ZUG Holding AG	652	59,922
*Walliser Kantonalbank, Registered	283	35,612
Warteck Invest AG, Registered	11	25,088
Ypsomed Holding AG, Registered	36	8,393
Zehnder Group AG, Registered	3,120	255,545
Zug Estates Holding AG, Class B	26	51,559
Zuger Kantonalbank AG	17	149,362
#*Zur Rose Group AG	13,009	569,148

69

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Zurich Insurance Group AG	18,385	$8,919,323

TOTAL SWITZERLAND		270,290,443

UNITED KINGDOM — (13.1%)
4imprint Group PLC	5,842	331,160
*Abcam PLC, ADR	1,024	16,681
Admiral Group PLC	44,954	1,305,774
ΩAirtel Africa PLC	516,478	779,641
AJ Bell PLC	80,970	331,977
Anglo American PLC	246,870	7,586,596
Antofagasta PLC	110,869	2,035,221
Ashmore Group PLC	216,402	661,492
Ashtead Group PLC	106,129	6,105,409
Associated British Foods PLC	70,242	1,726,893
AstraZeneca PLC, Sponsored ADR	144,200	10,558,324
ΩAuto Trader Group PLC	324,931	2,595,821
Aviva PLC	361,293	1,920,879
B&M European Value Retail SA	405,526	2,445,052
*Babcock International Group PLC	180,608	720,516
BAE Systems PLC	395,288	5,037,921
Balfour Beatty PLC	283,349	1,364,018
Bank of Georgia Group PLC	7,723	287,328
Barclays PLC	2,347,842	4,718,053
Barratt Developments PLC	315,546	1,983,044
Beazley PLC	287,517	2,152,014
Bellway PLC	55,206	1,673,645
Berkeley Group Holdings PLC	50,142	2,802,648
Bodycote PLC	957	8,306
BP PLC, Sponsored ADR	684,543	27,573,392
ΩBridgepoint Group PLC, Registered	6,209	18,808
British American Tobacco PLC, Sponsored ADR	180,486	6,687,006
Britvic PLC	160,765	1,845,865
BT Group PLC	2,637,992	5,266,965
Bunzl PLC	67,345	2,678,191
Burberry Group PLC	94,532	3,078,549
*Carnival PLC, Sponsored ADR	23,250	193,440
Centamin PLC	1,587	2,061
Centrica PLC	3,244,710	4,669,616
Close Brothers Group PLC	90,627	1,034,292
Compass Group PLC	222,439	5,862,855
Computacenter PLC	47,671	1,375,707
ΩConvaTec Group PLC	326,336	901,555
Cranswick PLC	21,585	870,877
Croda International PLC	25,221	2,212,674
CVS Group PLC	35,116	935,709
DCC PLC	41,756	2,594,760
Dechra Pharmaceuticals PLC	21,610	1,013,126
*ΩDeliveroo PLC	98,645	135,641
#Diageo PLC, Sponsored ADR	51,184	9,494,632
Diploma PLC	39,088	1,319,621
Direct Line Insurance Group PLC	615,383	1,327,667
Domino’s Pizza Group PLC	77,783	287,625
*Dowlais Group PLC	363,856	606,420
Dr Martens PLC	13,877	28,971
Drax Group PLC	192,695	1,524,877
DS Smith PLC	661,151	2,576,927
Dunelm Group PLC	66,002	950,696
*easyJet PLC	133,649	835,884
Energean PLC	26,929	419,026

70

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Entain PLC	102,769	$1,865,216
Experian PLC	169,339	5,980,852
Fevertree Drinks PLC	10,872	185,297
*Frasers Group PLC	91,970	888,362
Fresnillo PLC	85,839	767,535
Future PLC	22,831	323,693
Games Workshop Group PLC	18,802	2,344,312
Glencore PLC	2,061,834	12,154,198
Grafton Group PLC	81,226	884,940
Grainger PLC	445,430	1,447,797
Greggs PLC	61,018	2,161,219
GSK PLC	570,619	10,334,991
Haleon PLC	713,723	3,148,738
Halma PLC	51,162	1,484,168
Harbour Energy PLC	164,326	510,775
Hargreaves Lansdown PLC	118,076	1,191,727
Hays PLC	803,704	1,149,577
*Helios Towers PLC	364,313	477,594
Hikma Pharmaceuticals PLC	71,825	1,661,993
Hiscox, Ltd.	97,342	1,446,164
Howden Joinery Group PLC	250,776	2,157,857
#HSBC Holdings PLC, Sponsored ADR	358,379	12,919,563
IMI PLC	109,429	2,193,779
Imperial Brands PLC	227,808	5,633,567
Inchcape PLC	229,151	2,328,636
*Indivior PLC	77,142	1,479,603
Informa PLC	222,436	2,020,239
#InterContinental Hotels Group PLC, Sponsored ADR	21,761	1,507,602
International Distributions Services PLC	429,904	1,368,154
Intertek Group PLC	33,575	1,753,846
Investec PLC	272,382	1,517,665
ITV PLC	2,028,087	2,059,161
*IWG PLC	416,776	888,965
J Sainsbury PLC	840,068	2,918,450
JD Sports Fashion PLC	617,724	1,250,417
JET2 PLC	48,478	747,025
*John Wood Group PLC	3,942	11,168
Johnson Matthey PLC	84,004	2,073,150
*ΩJust Eat Takeaway.com NV	44,435	776,877
Kainos Group PLC	34,332	535,082
Kingfisher PLC	950,856	3,077,455
Lancashire Holdings, Ltd.	50,840	391,391
Learning Technologies Group PLC	15,741	22,258
Legal & General Group PLC	1,197,649	3,523,958
#Lloyds Banking Group PLC, Sponsored ADR	2,351,581	5,690,826
London Stock Exchange Group PLC	20,145	2,113,223
Man Group PLC	678,610	1,937,887
*Marks & Spencer Group PLC	1,113,545	2,300,262
Marshalls PLC	530	2,003
Mediclinic International PLC	243,112	1,524,167
Melrose Industries PLC	363,856	1,870,480
*Mitchells & Butlers PLC	537	1,182
Mondi PLC	97,342	1,547,713
Moneysupermarket.com Group PLC	126,232	434,730
National Express Group PLC	1,683	2,568
National Grid PLC, Sponsored ADR	46,840	3,356,086
#NatWest Group PLC, ADR	314,315	2,083,908
*ΩNetwork International Holdings PLC	14,768	71,872

71

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Next PLC	26,860	$2,275,441
*Ocado Group PLC	29,546	187,613
OSB Group PLC	88,192	550,694
Oxford Instruments PLC	18,802	652,248
Pagegroup PLC	187,814	1,071,253
Pearson PLC	39,382	439,057
Pearson PLC, Sponsored ADR	122,211	1,349,209
Pennon Group PLC	94,656	1,023,167
Persimmon PLC	143,927	2,377,045
Pets at Home Group PLC	236,922	1,148,265
Phoenix Group Holdings PLC	287,508	2,138,576
Plus500, Ltd.	54,171	1,133,655
#Prudential PLC, Sponsored ADR	70,995	2,175,997
QinetiQ Group PLC	280,636	1,310,041
Reckitt Benckiser Group PLC	63,696	5,147,815
Redrow PLC	168,823	1,098,100
RELX PLC, Sponsored ADR	185,398	6,138,528
Renishaw PLC	18,802	851,704
Rentokil Initial PLC	372,457	2,960,518
Rightmove PLC	191,303	1,380,654
Rio Tinto PLC	261,866	16,618,210
*Rolls-Royce Holdings PLC	1,075,241	2,056,258
Rotork PLC	350,832	1,441,938
RS GROUP PLC	196,919	2,280,529
RWS Holdings PLC	4,693	15,030
*S4 Capital PLC	37,735	69,341
Savills PLC	79,783	964,183
Schroders PLC	187,383	1,143,926
Serco Group PLC	729,690	1,394,978
Severn Trent PLC	32,232	1,187,821
Shell PLC, ADR	724,754	44,920,253
#Smith & Nephew PLC, Sponsored ADR	46,378	1,516,561
Smiths Group PLC	48,799	1,031,047
Softcat PLC	67,723	1,138,066
Spectris PLC	52,828	2,495,952
Spirax-Sarco Engineering PLC	10,657	1,485,478
Spirent Communications PLC	306,004	692,308
SSE PLC	268,083	6,191,507
*SSP Group PLC	87,772	284,406
St James’s Place PLC	224,900	3,410,488
Standard Chartered PLC	516,353	4,078,333
Tate & Lyle PLC	175,498	1,797,751
Taylor Wimpey PLC	1,532,231	2,468,949
TBC Bank Group PLC	5,027	148,799
Telecom Plus PLC	32,232	731,652
Tesco PLC	1,344,622	4,750,735
The Sage Group PLC	203,679	2,095,645
TP ICAP Group PLC	169,415	362,206
Travis Perkins PLC	115,843	1,394,874
#*TUI AG	39,382	251,159
Unilever PLC, Sponsored ADR	185,945	10,325,526
United Utilities Group PLC	87,941	1,195,965
Victrex PLC	28,203	594,113
Virgin Money UK PLC	750,267	1,470,150
Vistry Group PLC	135,000	1,327,755
Vodafone Group PLC	5,639,652	6,797,836
*ΩWatches of Switzerland Group PLC	125,094	1,307,370
Weir Group PLC (The)	74,354	1,719,578

72

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
WH Smith PLC	52,828	$1,045,126
Whitbread PLC	55,240	2,254,425
*Wise PLC, Class A	9,006	62,258
#WPP PLC, Sponsored ADR	39,405	2,281,944

TOTAL UNITED KINGDOM		448,183,780

UNITED STATES — (0.2%)
Ferguson PLC	44,500	6,266,490
TOTAL UNITED STATES		6,266,490

TOTAL COMMON STOCKS		3,300,590,052

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG	4,092	434,815
*ΩDr Ing hc F Porsche AG	6,704	839,295
Draegerwerk AG & Co. KGaA	1,364	76,798
Henkel AG & Co. KGaA	17,982	1,454,759
Porsche Automobil Holding SE	17,087	952,254
Sartorius AG	3,414	1,325,196
Sixt SE	5,594	445,272
STO SE & Co. KGaA	281	54,847
Volkswagen AG	38,328	5,233,393

TOTAL GERMANY		10,816,629

TOTAL PREFERRED STOCKS		10,816,629

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Australian Mines, Ltd. 5/30/2024	30	—
*Pointsbet Holdings, Ltd. 7/8/2024	2,630	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*<»Strabag SE	1,214	—

TOTAL AUSTRIA		—

FRANCE — (0.0%)
#*Mersen SA 5/3/2023	3,928	6,393

TOTAL FRANCE		6,393

HONG KONG — (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2023	200	—

TOTAL HONG KONG		—

SINGAPORE — (0.0%)
*Keppel Infrastructure Trust 5/11/2023	16,925	292

TOTAL SINGAPORE		292

SWEDEN — (0.0%)
#*Fingerprint Cards AB 9/8/2023	3,742	256

TOTAL SWEDEN		256

UNITED STATES — (0.0%)
#*Atlantic Sapphire ASA 5/1/2023	3,761	18

TOTAL UNITED STATES		18

TOTAL RIGHTS/WARRANTS		6,959

TOTAL INVESTMENT SECURITIES — (96.7%) (Cost $2,996,441,373)		3,311,413,640

SECURITIES LENDING COLLATERAL — (3.3%)
@§The DFA Short Term Investment Fund	9,668,174	111,815,338

TOTAL INVESTMENTS — (100.0%) (Cost $3,108,256,711)		$3,423,228,978

73

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

74

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.0%)
AUSTRALIA — (6.5%)
#29Metals, Ltd.	91,986	$72,035
Accent Group, Ltd.	135,250	227,026
Acrow Formwork and Construction Services, Ltd.	5,465	3,160
Adairs, Ltd.	139,033	205,811
Adbri, Ltd.	374,017	391,764
#*Aeris Resources, Ltd.	388,536	121,963
*Ainsworth Game Technology, Ltd.	1,350	865
*Alkane Resources, Ltd.	12,111	7,043
*Alliance Aviation Services, Ltd.	828	1,696
AMP, Ltd.	7,549	5,662
Ansell, Ltd.	294,457	5,207,289
#*Appen, Ltd.	315,448	654,577
*Aurelia Metals, Ltd.	9,160	817
Austal, Ltd.	460,336	503,473
Austin Engineering, Ltd.	3,840	990
*Australian Agricultural Co., Ltd.	290,520	294,705
Australian Vintage, Ltd.	532	179
Auswide Bank, Ltd.	1,668	5,820
Autosports Group, Ltd.	124	190
Bapcor, Ltd.	125,733	544,245
Base Resources, Ltd.	6,180	776
*BCI Minerals, Ltd.	40,598	6,171
Beach Energy, Ltd.	2,290,207	2,224,825
Beacon Minerals, Ltd.	22,773	497
Bega Cheese, Ltd.	472,658	1,180,708
Bell Financial Group, Ltd.	16,358	10,486
*»Bravura Solutions, Ltd.	123,347	36,681
#Bravura Solutions, Ltd.	240,362	71,480
Brickworks, Ltd.	42,646	704,566
*Byron Energy, Ltd.	22,640	1,137
Calima Energy, Ltd.	167,255	12,158
Capitol Health, Ltd.	140,771	25,583
Capral, Ltd.	112	545
Cedar Woods Properties, Ltd.	57,171	185,130
*City Chic Collective, Ltd.	4,185	1,341
*Cooper Energy, Ltd.	3,571,989	401,294
Costa Group Holdings, Ltd.	300,238	494,048
CSR, Ltd.	30,849	107,030
*Dacian Gold, Ltd.	7,600	412
Downer EDI, Ltd.	1,085,319	2,546,182
Earlypay, Ltd.	4,079	728
Elders, Ltd.	166,096	890,192
Emeco Holdings, Ltd.	148,619	67,277
#*EML Payments, Ltd.	433,393	206,214
*»Energy World Corp., Ltd.	20,954	484
Enero Group, Ltd.	2,956	3,555
EQT Holdings, Ltd.	17	303
Estia Health, Ltd.	236,614	411,244
Eureka Group Holdings, Ltd.	1,110	337
Euroz Hartleys Group, Ltd.	10,541	8,255
Evolution Mining, Ltd.	154,835	364,270
EVT, Ltd.	10,879	86,345
Finbar Group, Ltd.	7,066	2,919

1

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*FleetPartners Group, Ltd.	440,304	$608,139
G8 Education, Ltd.	1,226,604	988,935
*Genex Power, Ltd.	243,168	25,712
*Good Drinks Australia, Ltd.	124	46
GrainCorp., Ltd., Class A	350,247	1,573,936
Grange Resources, Ltd.	402,071	163,411
GUD Holdings, Ltd.	159,219	1,004,852
GWA Group, Ltd.	63,385	73,723
Healius, Ltd.	776,292	1,533,910
Healthia, Ltd.	10,314	8,077
Helia Group, Ltd.	1,122,436	2,343,972
Horizon Oil, Ltd.	202,365	21,397
HT&E, Ltd.	26,996	20,516
*Image Resources NL	100,530	7,640
Insignia Financial, Ltd.	883,225	1,733,530
IVE Group, Ltd.	28,325	44,550
Jupiter Mines, Ltd.	348,752	57,618
Kelsian Group, Ltd.	67,375	271,602
Korvest, Ltd.	6	28
Lindsay Australia, Ltd.	831	714
Link Administration Holdings, Ltd.	263,599	369,303
Macmahon Holdings, Ltd.	7,264	648
Magellan Financial Group, Ltd.	35,694	191,538
Maggie Beer Holdings, Ltd.	664	83
MaxiPARTS, Ltd.	283	421
#Mayne Pharma Group, Ltd.	17,766	48,841
McPherson’s, Ltd.	612	239
#*Metals X, Ltd.	103,509	18,811
Michael Hill International, Ltd.	6,191	4,091
*MMA Offshore, Ltd.	220,161	174,593
Monadelphous Group, Ltd.	736	6,017
Monash IVF Group, Ltd.	452,505	345,389
#MotorCycle Holdings, Ltd.	164	197
*Mount Gibson Iron, Ltd.	159,235	49,985
Myer Holdings, Ltd.	43,143	24,947
MyState, Ltd.	27,448	64,756
National Tyre & Wheel, Ltd.	812	290
New Hope Corp., Ltd.	182,800	641,467
Nickel Industries, Ltd.	653,707	410,403
Nine Entertainment Co. Holdings, Ltd.	1,480,019	2,014,829
NRW Holdings, Ltd.	504,057	802,787
Nufarm, Ltd.	334,047	1,229,607
*OM Holdings, Ltd.	816	361
oOh!media, Ltd.	524,217	569,877
Pact Group Holdings, Ltd.	7,371	4,871
Paragon Care, Ltd.	27,446	5,079
Peet, Ltd.	34,693	26,022
*Perenti, Ltd.	455,441	347,630
Perpetual, Ltd.	8,663	140,433
Perseus Mining, Ltd.	1,187,344	1,749,787
*PEXA Group, Ltd.	43,573	382,977
Premier Investments, Ltd.	8,065	138,787
QANTM Intellectual Property, Ltd.	1,356	771
#Ramelius Resources, Ltd.	5,596,929	4,863,839
*»Red River Resources, Ltd.	3,408	62
Regis Resources, Ltd.	744,216	1,047,568
*Reject Shop, Ltd. (The)	144	459
Reliance Worldwide Corp., Ltd.	909,173	2,451,378

2

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*Resolute Mining, Ltd.	3,453,864	$1,095,595
*»Retail Food Group, Ltd.	58,629	2,790
*Retail Food Group, Ltd.	400,783	19,070
Ridley Corp., Ltd.	121,914	174,025
#*Sandfire Resources, Ltd.	908,377	3,907,966
*»Sandfire Resources, Ltd. Entitlement	29,939	128,802
#Select Harvests, Ltd.	209,758	612,695
Servcorp, Ltd.	76	159
Service Stream, Ltd.	464,446	204,108
*Seven West Media, Ltd.	77,798	19,794
Shaver Shop Group, Ltd.	820	583
Shine Justice, Ltd.	1,219	608
Sigma Healthcare, Ltd.	1,156,205	534,856
*Silver Lake Resources, Ltd.	1,674,305	1,405,212
Sims, Ltd.	276,821	2,862,972
Southern Cross Electrical Engineering, Ltd.	2,780	1,176
Southern Cross Media Group, Ltd.	153,643	84,782
SRG Global, Ltd.	100,645	50,216
*Star Entertainment Grp, Ltd. (The)	2,899,886	2,433,819
#Sunland Group, Ltd.	25,243	24,022
Super Retail Group, Ltd.	107,521	959,958
*Superloop, Ltd.	195,192	79,331
Tabcorp Holdings, Ltd.	3,091,122	2,144,910
»Ten Sixty Four, Ltd.	1,572	592
United Malt Grp, Ltd.	819,481	2,382,842
ΩViva Energy Group, Ltd.	34,764	71,219
*Viva Leisure, Ltd.	100	82
#*Wagners Holding Co., Ltd.	12,702	6,422
*West African Resources, Ltd.	899,840	579,794
*Westgold Resources, Ltd.	717,007	722,598
*»Wiluna Mining Corp., Ltd.	504	26

TOTAL AUSTRALIA		67,424,958

AUSTRIA — (1.4%)
Agrana Beteiligungs AG	2,504	47,133
ΩBAWAG Group AG	55,527	2,707,079
*Lenzing AG	4,057	265,600
POLYTEC Holding AG	261	1,336
Porr AG	23,546	360,287
Raiffeisen Bank International AG	144,343	2,216,617
Semperit AG Holding	12,910	339,924
Telekom Austria AG	34,284	267,974
UNIQA Insurance Group AG	73,768	662,104
Vienna Insurance Group AG Wiener Versicherung Gruppe	36,444	1,072,237
voestalpine AG	149,275	5,171,395
Wienerberger AG	50,570	1,524,134
Zumtobel Group AG	12,322	96,856

TOTAL AUSTRIA		14,732,676

BELGIUM — (1.3%)
Ackermans & van Haaren NV	17,985	3,168,918
*AGFA-Gevaert NV	139,356	391,545
Bekaert SA	91,424	4,259,321
bpost SA	72,584	357,231
*Cie d’Entreprises CFE	93	1,006
Deceuninck NV	484	1,256
*Deme Group NV	93	12,300
#Euronav NV	23,951	411,957
Exmar NV	24,118	316,319

3

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
*Greenyard NV	3,006	$20,576
Immobel SA	1,105	55,140
#*Ontex Group NV	6,166	52,926
Proximus SADP	219,833	1,876,031
Roularta Media Group NV	85	1,647
Sipef NV	1,735	113,202
*Tessenderlo Group SA	8,057	267,291
VGP NV	15,359	1,610,847
Viohalco SA	67	360

TOTAL BELGIUM		12,917,873

CANADA — (12.0%)
*5N Plus, Inc.	576	1,295
Acadian Timber Corp.	52	604
#ADENTRA, Inc.	793	15,213
*Advantage Energy, Ltd.	223,086	1,253,348
Aecon Group, Inc.	49,094	458,616
Africa Oil Corp.	332,817	642,911
AGF Management, Ltd., Class B	28,016	155,335
#Agnico Eagle Mines, Ltd.	294	16,679
#*Aimia, Inc.	24,159	62,878
AirBoss of America Corp.	4,421	23,437
Alamos Gold, Inc.	18,906	244,079
Alamos Gold, Inc.	496,298	6,417,133
Algoma Central Corp.	44	506
Amerigo Resources, Ltd.	1,454	1,726
Andrew Peller, Ltd., Class A	13,089	42,559
*Argonaut Gold, Inc.	57,381	26,230
*Athabasca Oil Corp.	245,823	605,359
*AutoCanada, Inc.	6,465	97,955
B2Gold Corp.	645,483	2,536,625
B2Gold Corp.	1,045,798	4,120,444
*Baytex Energy Corp.	506,862	1,905,918
#Birchcliff Energy, Ltd.	453,611	2,745,813
Bird Construction, Inc.	2,248	14,204
BMTC Group, Inc.	79	786
*Bonterra Energy Corp.	220	1,082
*Bragg Gaming Group, Inc.	1,912	6,348
*Bragg Gaming Group, Inc.	2,737	9,101
*Calfrac Well Services, Ltd.	280	880
*Calibre Mining Corp.	10,226	11,686
Canaccord Genuity Group, Inc.	42,721	340,495
Canadian Western Bank	103,369	1,851,999
*Canfor Corp.	53,586	804,402
Cardinal Energy, Ltd.	39,647	213,392
Cascades, Inc.	65,296	531,496
*Celestica, Inc.	2,400	26,012
*Celestica, Inc.	132,369	1,437,527
Centerra Gold, Inc.	288,288	1,947,001
CES Energy Solutions Corp.	63,967	126,868
Cogeco Communications, Inc.	7,808	377,994
Cogeco, Inc.	5,643	239,941
*Colabor Group, Inc.	2,066	1,173
Conifex Timber, Inc.	108	122
*Copper Mountain Mining Corp.	32,760	61,593
#Corus Entertainment, Inc., Class B	134,316	140,624
#Crescent Point Energy Corp.	1,262,198	9,340,265
Crescent Point Energy Corp.	14,239	105,194
*Crew Energy, Inc.	162,202	550,121

4

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Dexterra Group, Inc.	1,396	$5,002
Doman Building Materials Group, Ltd.	31,786	143,896
DREAM Unlimited Corp.	19,137	318,738
Dundee Precious Metals, Inc.	199,909	1,465,086
Dye & Durham, Ltd.	7,291	77,517
Dynacor Group, Inc.	184	414
E-L Financial Corp., Ltd.	7	4,735
*Eldorado Gold Corp.	518,267	5,726,850
*Eldorado Gold Corp.	15,116	166,841
Enerflex, Ltd.	21,736	131,733
*Ensign Energy Services, Inc.	37,105	72,497
EQB, Inc.	47,753	2,116,018
*Equinox Gold Corp.	77,213	383,133
#*Equinox Gold Corp.	775,023	3,859,615
Exco Technologies, Ltd.	248	1,346
#First Majestic Silver Corp.	8,212	57,977
*Fortuna Silver Mines, Inc.	441,451	1,646,612
#*Fortuna Silver Mines, Inc.	4,599	17,225
*Frontera Energy Corp.	26,723	252,591
#*GoldMoney, Inc.	8,926	13,623
Hammond Power Solutions, Inc.	1,124	32,934
*Heroux-Devtek, Inc.	2,771	26,315
High Liner Foods, Inc.	6,998	75,176
#Home Capital Group, Inc.	87,856	2,821,005
Hudbay Minerals, Inc.	5,241	26,238
Hudbay Minerals, Inc.	520,510	2,607,755
#*IAMGOLD Corp.	476,860	1,359,051
*Interfor Corp.	15,870	248,762
*Kelt Exploration, Ltd.	33,680	122,920
Kinross Gold Corp.	41,112	207,030
Kinross Gold Corp.	271,230	1,369,712
KP Tissue, Inc.	4,160	31,193
*Largo, Inc.	390	1,843
Lassonde Industries, Inc., Class A	1,230	87,976
Laurentian Bank of Canada	181,410	4,308,203
Leon’s Furniture, Ltd.	2,777	39,619
#*Lightspeed Commerce, Inc.	4,058	53,282
Linamar Corp.	88,330	4,194,096
*Lucara Diamond Corp.	1,436	551
Lundin Mining Corp.	381,376	2,910,301
Magellan Aerospace Corp.	3,406	17,956
*Mandalay Resources Corp.	428	770
Martinrea International, Inc.	97,166	1,013,713
*MDF Commerce, Inc.	6,048	14,760
Medical Facilities Corp.	9,522	60,236
*MEG Energy Corp.	571,128	9,499,851
Melcor Developments, Ltd.	3,082	26,314
Methanex Corp.	457	20,436
Methanex Corp.	41,330	1,851,171
Mullen Group, Ltd.	74,068	819,701
*New Gold, Inc.	244,009	312,332
*New Gold, Inc.	12,100	15,523
North American Construction Group, Ltd.	284	5,467
*NuVista Energy, Ltd.	138,308	1,199,220
*Obsidian Energy, Ltd.	46,702	304,030
OceanaGold Corp.	2,456,590	5,614,856
#*Organigram Holdings, Inc.	62,618	31,309
Osisko Gold Royalties, Ltd.	41,069	667,782

5

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Pan American Silver Corp.	29,321	$522,207
Paramount Resources, Ltd., Class A	76,562	1,810,889
Parex Resources, Inc.	161,075	3,267,104
Park Lawn Corp.	2,357	45,826
*Petrus Resources, Ltd.	9,800	11,922
#Peyto Exploration & Development Corp.	177,324	1,613,344
Pizza Pizza Royalty Corp.	19,609	201,107
Polaris Renewable Energy, Inc.	9,528	93,854
*Precision Drilling Corp.	20,893	1,039,009
*Precision Drilling Corp.	20,103	1,000,333
Quarterhill, Inc.	20,757	20,507
*RF Capital Group, Inc.	288	2,357
*Roots Corp.	232	535
Russel Metals, Inc.	204,368	5,198,478
Secure Energy Services, Inc.	19,349	90,019
*Shawcor, Ltd.	45,894	412,819
SNC-Lavalin Group, Inc.	20,255	465,941
#SSR Mining, Inc.	241,352	3,456,161
Stelco Holdings, Inc.	99	3,455
Stella-Jones, Inc.	22,962	897,622
*ΩSTEP Energy Services, Ltd.	236	579
Supremex, Inc.	220	929
Surge Energy, Inc.	9,858	63,743
*Taiga Building Products, Ltd.	128	257
Tamarack Valley Energy, Ltd.	138,587	382,154
#*Taseko Mines, Ltd.	804	1,322
*Taseko Mines, Ltd.	26,426	43,603
Tidewater Midstream and Infrastructure, Ltd.	2,132	1,430
*Torex Gold Resources, Inc.	97,542	1,598,731
Total Energy Services, Inc.	348	2,055
Transcontinental, Inc., Class A	36,640	394,144
*»Trevali Mining Corp.	660	—
Vermilion Energy, Inc.	45,772	579,931
Vermilion Energy, Inc.	1,236	15,629
VersaBank	46	345
VersaBank	92	673
*Victoria Gold Corp.	7,605	54,726
Wajax Corp.	4,948	87,738
*Well Health Technologies Corp.	813	3,333
Western Forest Products, Inc.	94,878	72,752
Whitecap Resources, Inc.	284,746	2,242,194
*Yangarra Resources, Ltd.	616	827

TOTAL CANADA		123,676,391

CHINA — (0.0%)
*Austasia Group, Ltd.	130,520	53,206
SIIC Environment Holdings, Ltd.	70,100	10,246

TOTAL CHINA		63,452

DENMARK — (3.1%)
BankNordik P/F	263	5,629
D/S Norden A/S	55,406	3,482,930
Dfds A/S	73,337	2,950,295
FLSmidth & Co. A/S	51,171	2,019,160
H Lundbeck A/S	240,227	1,272,424
H Lundbeck A/S, Class A	80,813	406,980
*H+H International A/S, Class B	4,847	79,691
*Jyske Bank A/S, Registered	83,213	6,077,693
Matas A/S	52,948	666,624

6

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
*Nilfisk Holding A/S	1,439	$29,499
*NKT A/S	10,594	555,803
*ΩNNIT A/S	1,970	21,884
North Media A/S	411	3,653
Per Aarsleff Holding A/S	7,221	311,246
Ringkjoebing Landbobank A/S	750	105,480
ROCKWOOL A/S, Class A	116	27,938
ROCKWOOL A/S, Class B	8,242	1,992,959
ΩScandinavian Tobacco Group A/S	107,050	2,089,848
Schouw & Co. A/S	15,861	1,350,862
Spar Nord Bank A/S	91,592	1,488,253
Sparekassen Sjaelland-Fyn A/S	4,829	137,618
Sydbank AS	142,024	6,336,206
*TCM Group A/S	580	6,272
TORM PLC, Class A	28,200	881,341

TOTAL DENMARK		32,300,288

FINLAND — (1.8%)
Aktia Bank OYJ	19,568	197,235
Alandsbanken Abp, Class B	700	27,203
Anora Group OYJ	3,193	18,683
Aspo OYJ	2,452	22,062
Atria OYJ	1,276	15,186
Cargotec OYJ, Class B	46,641	2,577,150
ΩEnento Group OYJ	5,048	103,435
Enersense International OYJ	1,087	5,664
Fiskars OYJ Abp	15,649	270,549
*HKScan OYJ, A Shares	11,998	10,530
Huhtamaki OYJ	15,382	554,282
Kamux Corp.	18,556	113,696
Kemira OYJ	98,756	1,732,428
Konecranes OYJ	85,606	3,352,224
Metsa Board Oyj	142,311	1,026,719
Metsa Board Oyj	1,442	16,954
Nokian Renkaat OYJ	136,534	1,330,672
Oma Saastopankki Oyj	7,446	159,311
Oriola OYJ, Class A	2,578	4,283
Oriola OYJ, Class B	45,002	72,238
Outokumpu OYJ	721,658	3,938,127
Raisio OYJ, Class V	10,184	25,634
Rapala VMC OYJ	188	832
Sanoma OYJ	11,407	99,235
*Stockmann OYJ Abp, Class B	89,005	207,331
*Teleste OYJ	446	1,694
ΩTerveystalo OYJ	64,576	565,343
TietoEVRY OYJ	52,628	1,682,608
Viking Line Abp	311	5,631
#YIT OYJ	95,513	247,587

TOTAL FINLAND		18,384,526

FRANCE — (5.1%)
AKWEL	64	954
ΩALD SA	51,097	615,443
Axway Software SA	16	377
Bonduelle SCA	9,466	119,553
#*Casino Guichard Perrachon SA	37,058	315,431
CBo Territoria	96	407
*CGG SA	1,222,816	917,989
Cie des Alpes	1,852	29,401

7

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*Cie Plastic Omnium SA	2,610	$46,189
Coface SA	272,401	4,168,114
Derichebourg SA	101,250	625,407
Elis SA	372,588	7,404,045
Eramet SA	2,039	198,317
#*Esso SA Francaise	233	11,483
Etablissements Maurel et Prom SA	26,842	102,769
Eurazeo SE	22,748	1,623,602
#Eutelsat Communications SA	439,460	2,923,103
*Faurecia SE	119,738	2,478,569
Fnac Darty SA	24,370	919,054
*GL Events	261	6,282
Groupe Crit	4	331
Groupe SFPI	742	1,802
Guerbet	7,933	145,733
Haulotte Group SA	215	831
HEXAOM	24	466
Imerys SA	25,175	1,035,016
Jacquet Metals SACA	5,219	102,098
#Korian SA	132,754	1,151,228
LISI	2,809	79,699
#LNA Sante SA	250	8,777
ΩMaisons du Monde SA	37,648	396,929
Manitou BF SA	2,891	71,493
#Mersen SA	4,348	175,687
Metropole Television SA	5,534	89,443
#Nexity SA	136,440	3,581,964
Quadient SA	17,248	342,751
Rexel SA	279,772	6,486,213
Rothschild & Co.	19,790	1,023,583
Samse SA	71	14,854
Savencia SA	521	36,236
SCOR SE	141,119	3,648,716
SEB SA	1,746	200,083
SES SA	769,629	4,770,884
*ΩSMCP SA	55,823	494,260
Societe BIC SA	537	33,170
Societe LDC SA	204	25,674
#*ΩSRP Groupe SA	416	680
Stef SA	124	14,401
Technip Energies NV	5,970	132,674
Television Francaise 1	70,753	570,992
Totalenergies EP Gabon	57	11,340
*Ubisoft Entertainment SA	249	7,282
Valeo SA	259,772	5,066,099
*Vallourec SA	2,031	23,173
Vicat SA	9,677	282,575
VIEL & Cie SA	1,748	14,666
»Vilmorin & Cie SA	6,143	291,959

TOTAL FRANCE		52,840,251

GERMANY — (5.3%)
1&1 AG	48,566	567,265
7C Solarparken AG	881	3,876
Aurubis AG	16,510	1,545,648
*Bauer AG	46	326
BayWa AG	6,227	266,734
ΩBefesa SA	5,852	263,334
Bertrandt AG	659	36,740

8

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Bilfinger SE	90,662	$3,923,549
#*Borussia Dortmund GmbH & Co. KGaA	51,435	256,948
CANCOM SE	45,271	1,627,317
*CECONOMY AG	141,586	431,104
CropEnergies AG	18,131	209,773
Deutz AG	67,962	451,304
Duerr AG	65,408	2,267,400
ΩDWS Group GmbH & Co. KGaA	18,972	630,445
ElringKlinger AG	12,592	141,379
#*flatexDEGIRO AG	18,091	194,731
FORTEC Elektronik AG	31	780
#*Fraport AG Frankfurt Airport Services Worldwide	35,686	1,917,463
Freenet AG	20,224	576,935
Gerresheimer AG	16,757	1,825,917
Gesco SE	12	359
*H&R GmbH & Co. KGaA	1,341	7,698
Hamburger Hafen und Logistik AG	21,332	294,852
#*Heidelberger Druckmaschinen AG	117,894	243,910
Hornbach Holding AG & Co. KGaA	13,126	1,115,811
Indus Holding AG	2,094	62,071
ΩInstone Real Estate Group SE	15,283	122,325
*Jenoptik AG	2,186	69,697
ΩJOST Werke AG	1,094	60,509
Jungheinrich AG, Preference	24,917	963,890
K+S AG, Registered	99,175	1,980,653
KION Group AG	110,546	4,566,826
Kloeckner & Co. SE	60,362	669,726
*Koenig & Bauer AG	120	2,483
Krones AG	494	64,790
KWS Saat SE & Co. KGaA	21	1,363
LANXESS AG	45,775	1,862,736
*Leoni AG	276	81
*Medios AG	3,411	68,537
*METRO AG	156,440	1,330,724
MLP SE	54,735	312,409
Mutares SE & Co. KGaA	5,321	123,362
Norma Group SE	52,987	1,258,865
ProSiebenSat.1 Media SE	266,732	2,391,106
*q.beyond AG	19,599	15,882
RTL Group SA	80	3,752
SAF-Holland SE	10,440	144,417
Salzgitter AG	114,719	4,539,114
Schloss Wachenheim AG	9	156
#*SGL Carbon SE	2,636	24,271
Siltronic AG	17,380	1,250,063
Software AG	19,634	669,784
Stabilus SE	1,606	104,963
Suedzucker AG	108,907	2,202,668
Surteco Group SE	205	4,459
*Synlab AG	2,947	31,168
Takkt AG	22,519	360,980
thyssenkrupp AG	766,658	5,504,906
United Internet AG	115,447	1,983,170
*Vitesco Technologies Group AG	42,548	2,912,316
Vossloh AG	396	18,165
Wacker Chemie AG	180	27,811
Wacker Neuson SE	20,972	511,682
Wuestenrot & Wuerttembergische AG	11,874	216,296

TOTAL GERMANY		55,239,774

9

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
HONG KONG — (1.8%)
#*Apollo Future Mobility Group, Ltd.	2,908,000	$44,083
Bank of East Asia, Ltd. (The)	1,484,702	1,951,888
Bright Smart Securities & Commodities Group, Ltd.	54,000	9,493
*China Energy Development Holdings, Ltd.	556,000	6,445
Chow Sang Sang Holdings International, Ltd.	251,000	329,342
CITIC Telecom International Holdings, Ltd.	145,000	58,185
ΩCrystal International Group, Ltd.	341,000	131,189
Dah Sing Banking Group, Ltd.	527,600	422,086
Dah Sing Financial Holdings, Ltd.	55,600	142,012
*Esprit Holdings, Ltd.	2,537,500	206,882
Far East Consortium International, Ltd.	265,000	66,842
First Pacific Co., Ltd.	3,984,000	1,329,709
*ΩFIT Hon Teng, Ltd.	2,305,000	455,133
Great Eagle Holdings, Ltd.	71,563	145,863
Guotai Junan International Holdings, Ltd.	5,319,000	447,208
#*Haitong International Securities Group, Ltd.	1,693,299	142,368
Hang Lung Group, Ltd.	523,000	918,093
*Harbour Centre Development, Ltd.	10,000	9,363
HKR International, Ltd.	20,800	6,624
*Hongkong & Shanghai Hotels, Ltd. (The)	194,500	190,538
#*IRC, Ltd.	4,692,000	53,794
Johnson Electric Holdings, Ltd.	706,000	786,953
K Wah International Holdings, Ltd.	655,000	226,124
Kerry Properties, Ltd.	1,603,000	4,124,970
Kowloon Development Co., Ltd.	39,000	42,478
*Lai Sun Development Co., Ltd.	3,900	755
Liu Chong Hing Investment, Ltd.	14,000	11,379
Modern Dental Group, Ltd.	91,000	29,445
*Mongolian Mining Corp.	129,000	46,178
Pacific Basin Shipping, Ltd.	1,852,000	641,720
#PC Partner Group, Ltd.	475,900	271,600
Pico Far East Holdings, Ltd.	58,000	9,753
Public Financial Holdings, Ltd.	40,000	11,210
Samson Holding, Ltd.	51,000	1,624
*Shangri-La Asia, Ltd.	226,000	208,153
*Shin Hwa World, Ltd.	3,600	62
*Shun Tak Holdings, Ltd.	2,450,000	443,190
SmarTone Telecommunications Holdings, Ltd.	26,000	15,799
Stella International Holdings, Ltd.	171,000	177,973
*Sundart Holdings, Ltd.	88,000	5,101
Texhong International Group, Ltd.	580,000	422,629
Texwinca Holdings, Ltd.	40,000	7,134
#*Tongda Group Holdings, Ltd.	3,130,000	43,860
Town Health International Medical Group, Ltd.	2,482,000	96,436
Transport International Holdings, Ltd.	8,400	11,108
United Laboratories International Holdings, Ltd. (The)	2,110,000	1,704,149
#*ΩVPower Group International Holdings, Ltd.	2,423,000	112,663
VSTECS Holdings, Ltd.	402,000	230,449
Wai Kee Holdings, Ltd.	6,000	1,231
*Wang On Group, Ltd.	1,600,000	9,987
Yue Yuen Industrial Holdings, Ltd.	941,000	1,412,117
*Zensun Enterprises, Ltd.	2,290,000	210,041

TOTAL HONG KONG		18,383,411

IRELAND — (0.3%)
AIB Group PLC	112,694	484,965

10

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
IRELAND — (Continued)
Bank of Ireland Group PLC	19,881	$205,658
Cairn Homes PLC	197,719	223,520
*Dalata Hotel Group PLC	420,794	2,116,048
FBD Holdings PLC	1,426	20,151
*ΩGlenveagh Properties PLC	224,196	234,146
*Permanent TSB Group Holdings PLC	22,163	55,542

TOTAL IRELAND		3,340,030

ISRAEL — (0.8%)
Africa Israel Residences, Ltd.	1,569	57,212
Alrov Properties and Lodgings, Ltd.	9	355
*Avgol Industries 1953, Ltd.	784	389
*Azorim-Investment Development & Construction Co., Ltd.	13,669	32,533
Carasso Motors, Ltd.	56,524	251,964
*Cellcom Israel, Ltd.	145,155	514,925
*Clal Insurance Enterprises Holdings, Ltd.	142,538	2,175,043
Delta Galil, Ltd.	183	7,715
*Dor Alon Energy in Israel 1988, Ltd.	472	9,262
#*Equital, Ltd.	8,989	227,052
IDI Insurance Co., Ltd.	5,855	150,865
Ilex Medical, Ltd.	737	15,950
Israel Canada T.R, Ltd.	85,480	155,848
Israel Land Development Co., Ltd. (The)	6,946	50,961
Isras Investment Co., Ltd.	1,705	295,384
Issta, Ltd.	464	9,535
Kardan Real Estate Enterprise & Development, Ltd.	30,805	30,327
Kerur Holdings, Ltd.	64	1,423
Mediterranean Towers, Ltd.	73,792	138,211
*Mehadrin, Ltd.	114	3,492
Menora Mivtachim Holdings, Ltd.	3,240	67,581
Meshulam Levinstein Contracting & Engineering, Ltd.	1,211	83,254
*Migdal Insurance & Financial Holdings, Ltd.	456,398	488,220
Naphtha Israel Petroleum Corp., Ltd.	32,460	137,822
Oil Refineries, Ltd.	6,611,253	1,827,141
Palram Industries 1990, Ltd.	5,837	40,482
*Paz Oil Co., Ltd.	7,808	732,178
*Perion Network, Ltd.	600	21,037
Plasson Industries, Ltd.	86	3,512
Prashkovsky Investments and Construction, Ltd.	11,027	223,666
Rani Zim Shopping Centers, Ltd.	3,071	1,968
Rapac Communication & Infrastructure, Ltd.	30	216
Raval Ics, Ltd.	503	665
Suny Cellular Communication, Ltd.	3,314	1,260
ΩTamar Petroleum, Ltd.	50,386	142,438
Victory Supermarket Chain, Ltd.	153	1,493

TOTAL ISRAEL		7,901,379

ITALY — (4.7%)
A2A SpA	1,202,770	2,124,566
#*Aeffe SpA	535	756
ΩAnima Holding SpA	483,247	2,009,172
#Avio SpA	3,879	39,355
Banca IFIS SpA	47,387	796,236
*Banca Monte dei Paschi di Siena SpA	3,664	8,450
Banca Popolare di Sondrio SPA	595,180	2,708,470
Banca Profilo SpA	2,036	519
ΩBanca Sistema SpA	288	433
Banco BPM SpA	2,066,286	8,406,120
*Banco di Desio e della Brianza SpA	212	784

11

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
BPER Banca	271,714	$763,427
Buzzi Unicem SpA	166,263	4,133,631
Cairo Communication SpA	4,788	9,642
Cementir Holding NV	21,324	179,152
*CIR SpA-Compagnie Industriali	416,393	176,064
Credito Emiliano SpA	24,040	184,719
d’Amico International Shipping SA	367,163	163,557
Danieli & C Officine Meccaniche SpA	17,469	357,943
Danieli & C Officine Meccaniche SpA	10,426	271,642
Datalogic SpA	24,494	203,215
Emak SpA	412	520
Esprinet SpA	34,476	305,443
#Exprivia SpA	172	251
Fila SpA	718	5,945
*Fincantieri SpA	95,729	58,444
*FNM SpA	6,600	3,221
Hera SpA	76,859	239,622
IMMSI SpA	1,112	713
*Iveco Group NV	672,326	6,049,301
Leonardo SpA	659,771	7,870,198
MFE-MediaForEurope NV, Class A	809,424	383,176
#MFE-MediaForEurope NV, Class B	444,896	328,097
Openjobmetis Spa agenzia per il lavoro	40	440
Orsero SpA	3,072	43,072
ΩOVS SpA	838,091	2,516,679
ΩPirelli & C SpA	535,663	2,806,642
Rizzoli Corriere Della Sera Mediagroup SpA	1,356	1,174
*Saras SpA	295,191	382,432
SIT SpA	40	235
*Sogefi SpA	388	526
#*Telecom Italia SpA Milano	2,710,250	798,593
*Tesmec SpA	371,160	66,627
*TREVI - Finanziaria Industriale SpA	1,120	420
Unipol Gruppo SpA	652,425	3,670,521
Webuild SpA	148,883	320,514

TOTAL ITALY		48,390,659

JAPAN — (24.9%)
77 Bank, Ltd. (The)	87,100	1,406,624
Achilles Corp.	1,200	12,743
AD Works Group Co., Ltd.	18,100	22,863
Ahresty Corp.	28,700	119,509
Aichi Financial Group, Inc.	433	6,748
Aichi Steel Corp.	16,100	320,546
Aichi Tokei Denki Co., Ltd.	1,100	12,400
Airport Facilities Co., Ltd.	100	422
Airtech Japan, Ltd.	2,100	17,042
Aisan Industry Co., Ltd.	38,100	270,854
*Akebono Brake Industry Co., Ltd.	51,900	56,792
Albis Co., Ltd.	700	12,744
Alconix Corp.	32,700	331,407
Alinco, Inc.	5,800	43,745
#Alpen Co., Ltd.	65,414	996,835
Alpha Corp.	1,900	14,023
Alps Alpine Co., Ltd.	195,200	1,770,440
Alps Logistics Co., Ltd.	4,700	44,699
AOKI Holdings, Inc.	76,300	528,970
Aoyama Trading Co., Ltd.	190,836	1,296,393
Aozora Bank, Ltd.	1,800	32,149

12

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Arakawa Chemical Industries, Ltd.	100	$727
Arata Corp.	9,500	307,678
ARCLANDS CORP.	76,700	865,772
Arcs Co., Ltd.	37,100	672,712
ASAHI YUKIZAI CORP.	2,200	51,298
Asia Pile Holdings Corp.	200	1,082
ASKA Pharmaceutical Holdings Co., Ltd.	16,100	150,400
Astena Holdings Co., Ltd.	37,100	123,426
Avantia Co., Ltd.	2,500	15,165
Awa Bank, Ltd. (The)	53,400	793,755
Bando Chemical Industries, Ltd.	17,900	142,895
Bank of Nagoya, Ltd. (The)	12,300	309,386
Bank of Saga, Ltd. (The)	7,000	85,749
Bank of the Ryukyus, Ltd.	84,000	570,014
Belluna Co., Ltd.	36,700	200,797
#Bunka Shutter Co., Ltd.	800	6,786
Canon Electronics, Inc.	32,400	439,487
Carlit Holdings Co., Ltd.	300	1,531
Cawachi, Ltd.	36,300	621,151
Central Glass Co., Ltd.	22,600	486,141
#Chiba Kogyo Bank, Ltd. (The)	357,800	1,463,626
Chilled & Frozen Logistics Holdings Co., Ltd.	100	970
Chori Co., Ltd.	1,300	24,594
Chubu Shiryo Co., Ltd.	4,300	35,148
Chuetsu Pulp & Paper Co., Ltd.	100	737
Chugin Financial Group, Inc.	59,900	399,876
CI Takiron Corp.	13,800	50,674
Citizen Watch Co., Ltd.	555,100	3,053,427
CMK Corp.	98,800	333,772
Coca-Cola Bottlers Japan Holdings, Inc.	7,200	77,306
Cosmo Energy Holdings Co., Ltd.	3,600	114,214
CTI Engineering Co., Ltd.	2,300	55,741
Dai Nippon Toryo Co., Ltd.	2,300	14,510
Dai-Dan Co., Ltd.	2,200	39,649
Daido Metal Co., Ltd.	8,200	31,616
Daido Steel Co., Ltd.	42,700	1,633,805
Daihatsu Diesel Manufacturing Co., Ltd.	25,000	116,036
Daiichi Jitsugyo Co., Ltd.	1,300	55,374
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	3,300	24,211
Daiken Corp.	2,400	41,103
Daiki Aluminium Industry Co., Ltd.	5,600	57,084
Daikyonishikawa Corp.	31,700	157,842
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,900	39,550
Daio Paper Corp.	37,000	298,902
Daishi Hokuetsu Financial Group, Inc.	37,500	830,335
Daishinku Corp.	62,100	310,580
Daisue Construction Co., Ltd.	4,500	40,484
Daito Pharmaceutical Co., Ltd.	2,600	48,252
DCM Holdings Co., Ltd.	186,100	1,946,215
Denka Co., Ltd.	1,200	23,909
DIC Corp.	186,500	3,426,894
DKS Co., Ltd.	100	1,388
Dowa Holdings Co., Ltd.	31,500	1,024,823
Eagle Industry Co., Ltd.	25,300	242,660
EDION Corp.	116,000	1,139,852
EF-ON, Inc.	20,800	97,153
Ehime Bank, Ltd. (The)	200	1,248
Elematec Corp.	100	1,262

13

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Endo Lighting Corp.	5,700	$44,038
#Enomoto Co., Ltd.	1,400	17,232
Eslead Corp.	4,200	68,938
Exedy Corp.	85,600	1,227,752
EXEO Group, Inc.	185,700	3,435,378
Feed One Co., Ltd.	200	1,087
Ferrotec Holdings Corp.	30,300	678,699
FIDEA Holdings Co., Ltd.	13,900	137,913
First Bank of Toyama, Ltd. (The)	124,200	567,344
F-Tech, Inc.	7,400	41,955
Fuji Corp., Ltd.	200	1,058
Fuji Oil Co., Ltd.	125,800	245,752
Fuji Oil Holdings, Inc.	32,200	495,421
Fuji Pharma Co., Ltd.	7,100	64,344
Fuji Seal International, Inc.	15,200	171,797
Fujikura Composites, Inc.	59,600	449,960
Fujikura Kasei Co., Ltd.	100	322
Fujikura, Ltd.	4,400	29,729
Fujimori Kogyo Co., Ltd.	2,500	57,742
FuKoKu Co., Ltd.	1,800	14,012
Fukuda Corp.	800	28,407
Fukuyama Transporting Co., Ltd.	12,100	321,683
Furukawa Co., Ltd.	26,700	262,755
Furukawa Electric Co., Ltd.	225,900	4,109,384
Furuno Electric Co., Ltd.	12,700	86,274
Fuso Pharmaceutical Industries, Ltd.	700	10,529
Futaba Industrial Co., Ltd.	30,800	102,467
Gakken Holdings Co., Ltd.	44,800	287,886
Gecoss Corp.	2,200	14,380
Geo Holdings Corp.	65,500	788,415
Glory, Ltd.	37,100	785,785
Godo Steel, Ltd.	24,600	551,023
Grandy House Corp.	5,800	23,981
GS Yuasa Corp.	90,600	1,582,248
GSI Creos Corp.	20,400	278,063
G-Tekt Corp.	28,400	309,310
Gunma Bank, Ltd. (The)	1,375,500	4,677,094
Gunze, Ltd.	12,300	424,107
H2O Retailing Corp.	298,900	3,520,990
Hagihara Industries, Inc.	16,500	156,197
Hagiwara Electric Holdings Co., Ltd.	100	2,394
Hamakyorex Co., Ltd.	3,700	94,290
Hanwa Co., Ltd.	47,200	1,450,681
Happinet Corp.	1,100	15,842
Harima Chemicals Group, Inc.	100	630
Heiwado Co., Ltd.	63,400	960,091
Hirakawa Hewtech Corp.	4,400	46,596
Hirano Tecseed Co., Ltd	2,100	33,883
Hirogin Holdings, Inc.	792,300	3,904,332
Hodogaya Chemical Co., Ltd.	1,300	29,787
Hokkan Holdings, Ltd.	500	5,130
Hokko Chemical Industry Co., Ltd.	600	4,058
Hokkoku Financial Holdings, Inc.	35,600	1,237,954
Hokuetsu Corp.	90,800	597,487
Hokuetsu Industries Co., Ltd.	1,700	17,341
Hokuhoku Financial Group, Inc.	114,300	816,758
Hokuriku Electric Industry Co., Ltd.	1,600	14,383
H-One Co., Ltd.	7,600	37,340

14

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hoosiers Holdings Co., Ltd.	1,800	$11,157
Howa Machinery, Ltd.	33,600	207,525
*HS Holdings Co., Ltd.	15,700	116,454
Hyakugo Bank, Ltd. (The)	324,800	932,668
Hyakujushi Bank, Ltd. (The)	11,600	158,455
Ichiken Co., Ltd.	3,800	53,582
Ichikoh Industries, Ltd.	14,800	59,454
Ichinen Holdings Co., Ltd.	6,500	65,876
Ichiyoshi Securities Co., Ltd.	1,200	5,200
Iino Kaiun Kaisha, Ltd.	149,700	1,118,091
IJTT Co., Ltd.	200	777
IMAGICA GROUP, Inc.	8,800	39,100
Inaba Seisakusho Co., Ltd.	2,300	24,526
Inabata & Co., Ltd.	40,400	819,779
INFRONEER Holdings, Inc.	119,600	940,709
I-PEX, Inc.	25,600	261,330
Iseki & Co., Ltd.	16,500	145,048
Ishihara Sangyo Kaisha, Ltd.	76,700	657,919
Itochu Enex Co., Ltd.	24,900	212,491
Itochu-Shokuhin Co., Ltd.	1,300	52,032
Itoham Yonekyu Holdings, Inc.	115,000	629,200
Itoki Corp.	35,500	209,874
IwaiCosmo Holdings, Inc.	200	1,945
Iyogin Holdings, Inc.	260,800	1,516,936
Izumi Co., Ltd.	18,600	435,751
J Front Retailing Co., Ltd.	1,800	18,851
J Trust Co., Ltd.	128,700	372,400
JANOME Corp.	100	455
Japan Electronic Materials Corp.	10,700	107,970
Japan Pulp & Paper Co., Ltd.	4,900	188,205
Japan Securities Finance Co., Ltd.	43,500	326,494
Japan Transcity Corp.	1,900	9,433
Japan Wool Textile Co., Ltd. (The)	68,200	504,870
JDC Corp.	47,200	213,183
Jimoto Holdings, Inc.	100	295
JK Holdings Co., Ltd.	11,000	85,470
JMS Co., Ltd.	100	390
J-Oil Mills, Inc.	3,600	42,645
Joshin Denki Co., Ltd.	22,400	332,632
JSP Corp.	9,300	106,820
Juki Corp.	34,700	163,096
Juroku Financial Group, Inc.	30,000	660,963
JVCKenwood Corp.	1,290,100	4,367,760
Kamei Corp.	3,200	36,544
Kanaden Corp.	13,800	122,428
Kanamoto Co., Ltd.	55,100	918,165
Kandenko Co., Ltd.	93,000	698,021
Kaneka Corp.	129,500	3,423,787
Kanematsu Corp.	80,100	1,037,685
KAWADA TECHNOLOGIES, Inc.	1,700	50,876
Kawai Musical Instruments Manufacturing Co., Ltd.	2,500	56,641
Keiyo Bank, Ltd. (The)	367,300	1,515,974
Kenko Mayonnaise Co., Ltd.	100	913
Kitagawa Corp.	1,000	8,211
Kita-Nippon Bank, Ltd. (The)	1,100	16,706
Kitz Corp.	35,000	238,020
Kiyo Bank, Ltd. (The)	74,600	865,626
Koa Corp.	2,300	28,648

15

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Koatsu Gas Kogyo Co., Ltd.	100	$545
Kobe Steel, Ltd.	496,700	3,673,315
Kohnan Shoji Co., Ltd.	40,800	1,098,168
Kojima Co., Ltd.	39,200	163,807
Komeri Co., Ltd.	34,400	798,326
Konica Minolta, Inc.	707,500	2,930,489
Konoike Transport Co., Ltd.	14,800	173,037
Kosaido Holdings Co., Ltd.	4,500	89,164
KPP Group Holdings Co., Ltd.	207,500	982,907
Krosaki Harima Corp.	400	18,066
KRS Corp.	100	749
K’s Holdings Corp.	59,400	525,664
Kumagai Gumi Co., Ltd.	39,100	828,720
Kurabo Industries, Ltd.	10,300	188,504
Kureha Corp.	5,500	339,294
Kurimoto, Ltd.	1,100	16,246
Kuriyama Holdings Corp.	200	1,297
KYB Corp.	18,500	586,256
Kyodo Printing Co., Ltd.	4,700	97,717
Kyoei Steel, Ltd.	54,300	729,370
Kyokuto Kaihatsu Kogyo Co., Ltd.	27,300	342,641
Kyokuyo Co., Ltd.	6,500	170,657
Kyosan Electric Manufacturing Co., Ltd.	2,200	6,851
Kyudenko Corp.	16,800	446,018
Kyushu Financial Group, Inc.	592,700	2,119,817
LEC, Inc.	3,500	22,003
Lintec Corp.	12,200	202,938
Look Holdings, Inc.	7,700	128,366
#Maezawa Industries, Inc.	200	1,109
Makino Milling Machine Co., Ltd.	34,600	1,257,812
Marubun Corp.	24,100	213,097
Marudai Food Co., Ltd.	17,800	200,792
Maruha Nichiro Corp.	49,900	927,162
Marusan Securities Co., Ltd.	25,800	79,580
Maruzen CHI Holdings Co., Ltd.	100	261
Maruzen Showa Unyu Co., Ltd.	5,200	129,652
Matsuda Sangyo Co., Ltd.	31,700	524,279
Maxell, Ltd.	39,900	437,489
Mebuki Financial Group, Inc.	42,800	109,071
Megachips Corp.	500	11,787
Megmilk Snow Brand Co., Ltd.	38,700	554,502
Meiji Electric Industries Co., Ltd.	200	1,767
Meiji Shipping Co., Ltd.	38,200	179,547
Mikuni Corp.	8,700	21,596
MIRAIT ONE Corp.	101,400	1,256,283
Mirarth Holdings, Inc.	99,100	278,745
Mitani Sangyo Co., Ltd.	3,300	7,828
Mitsuba Corp.	37,000	158,962
Mitsubishi Kakoki Kaisha, Ltd.	2,900	51,753
Mitsubishi Logistics Corp.	60,700	1,497,830
Mitsubishi Materials Corp.	194,400	3,169,449
Mitsubishi Paper Mills, Ltd.	300	886
Mitsubishi Shokuhin Co., Ltd.	10,900	280,175
Mitsubishi Steel Manufacturing Co., Ltd.	21,100	176,343
Mitsui DM Sugar Holdings Co., Ltd.	16,400	274,608
Mitsui Mining & Smelting Co., Ltd.	87,900	2,085,095
Mitsui-Soko Holdings Co., Ltd.	2,100	61,304
Miyazaki Bank, Ltd. (The)	22,600	402,656

16

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mizuno Corp.	44,300	$1,101,278
Moriroku Holdings Co., Ltd.	100	1,421
Morita Holdings Corp.	7,300	76,557
Mory Industries, Inc.	800	21,210
MrMax Holdings, Ltd.	1,800	8,262
Musashi Seimitsu Industry Co., Ltd.	3,900	52,042
Musashino Bank, Ltd. (The)	46,900	756,379
Nachi-Fujikoshi Corp.	15,500	435,978
Nadex Co., Ltd.	1,400	10,384
Nafco Co., Ltd.	9,100	124,038
Nagano Keiki Co., Ltd.	2,200	20,762
Nagase & Co., Ltd.	93,100	1,457,711
Nakabayashi Co., Ltd.	100	355
#Nakayama Steel Works, Ltd.	547,000	3,507,003
#*Namura Shipbuilding Co., Ltd.	126,500	378,111
Nanto Bank, Ltd. (The)	49,200	891,392
*New Japan Chemical Co., Ltd.	48,000	75,790
NHK Spring Co., Ltd.	191,400	1,408,459
#Nice Corp.	900	8,718
Nichiden Corp.	7,100	104,807
Nichiha Corp.	1,900	39,838
Nichimo Co., Ltd.	7,600	175,537
Nichirin Co., Ltd.	8,900	153,731
Nihon Chouzai Co., Ltd.	33,300	301,538
Nihon Denkei Co., Ltd.	1,300	18,092
Nihon Flush Co., Ltd.	3,400	25,769
Nihon House Holdings Co., Ltd.	16,400	46,972
Nihon Nohyaku Co., Ltd.	20,500	103,129
Nihon Plast Co., Ltd.	100	306
Nikkiso Co., Ltd.	183,400	1,280,897
Nikko Co., Ltd. Hyogo	2,300	10,912
Nikkon Holdings Co., Ltd.	48,200	928,850
Nippn Corp.	34,100	443,013
Nippon Carbide Industries Co., Inc.	100	949
Nippon Chemical Industrial Co., Ltd.	3,900	52,815
*Nippon Chemi-Con Corp.	83,500	1,236,265
*Nippon Coke & Engineering Co., Ltd.	568,296	379,796
*Nippon Concrete Industries Co., Ltd.	15,100	28,611
Nippon Denko Co., Ltd.	941,100	2,384,456
Nippon Dry-Chemical Co., Ltd.	300	4,109
Nippon Electric Glass Co., Ltd.	209,200	3,977,665
Nippon Kayaku Co., Ltd.	94,300	850,442
Nippon Kinzoku Co., Ltd.	200	1,373
Nippon Koei Co., Ltd.	5,200	144,354
Nippon Light Metal Holdings Co., Ltd.	87,000	907,921
*Nippon Paper Industries Co., Ltd.	108,800	869,345
Nippon Piston Ring Co., Ltd.	100	988
Nippon Rietec Co., Ltd.	1,600	14,982
Nippon Road Co., Ltd. (The)	700	41,384
Nippon Seisen Co., Ltd.	500	16,634
Nippon Sharyo, Ltd.	700	10,719
*Nippon Sheet Glass Co., Ltd.	408,800	1,960,463
Nippon Shokubai Co., Ltd.	22,200	885,294
Nippon Signal Company, Ltd.	10,000	81,298
Nippon Soda Co., Ltd.	18,100	621,434
Nippon Thompson Co., Ltd.	190,000	817,684
Nippon Yakin Kogyo Co., Ltd.	77,100	2,228,095
Nipro Corp.	58,100	436,075

17

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nishi Holdings Co., Ltd.	11,200	$264,855
Nishi-Nippon Financial Holdings, Inc.	318,200	2,631,316
Nissan Tokyo Sales Holdings Co., Ltd.	17,700	45,496
Nissei Plastic Industrial Co., Ltd.	100	745
Nissha Co., Ltd.	82,800	1,121,310
Nisshin Oillio Group, Ltd. (The)	36,800	918,885
Nisshinbo Holdings, Inc.	259,400	1,985,053
Nissin Corp.	6,000	94,033
Nissui Corp.	613,200	2,674,996
Nitta Gelatin, Inc.	3,900	23,944
Nitto Boseki Co., Ltd.	59,900	831,425
Nitto Kogyo Corp.	1,500	29,567
Nitto Seiko Co., Ltd.	400	1,777
Noritake Co., Ltd.	2,300	78,713
Noritsu Koki Co., Ltd.	59,900	978,794
Noritz Corp.	25,000	337,642
North Pacific Bank, Ltd.	645,000	1,368,964
NS United Kaiun Kaisha, Ltd.	81,000	2,361,620
NTN Corp.	1,075,000	2,628,980
Ogaki Kyoritsu Bank, Ltd. (The)	58,800	796,725
Ohara, Inc.	7,300	61,600
Oiles Corp.	400	5,038
Okabe Co., Ltd.	14,600	90,067
Okamura Corp.	10,000	106,195
Okasan Securities Group, Inc.	346,000	1,082,481
Oki Electric Industry Co., Ltd.	236,900	1,278,754
Okinawa Financial Group, Inc.	18,100	278,083
Okumura Corp.	34,800	851,056
Okura Industrial Co., Ltd.	100	1,561
Okuwa Co., Ltd.	20,100	132,115
Onoken Co., Ltd.	5,600	63,664
Onward Holdings Co., Ltd.	575,800	1,585,760
Oriental Shiraishi Corp.	12,100	29,236
Osaki Electric Co., Ltd.	3,600	14,911
Pacific Industrial Co., Ltd.	26,400	236,537
Pack Corp. (The)	6,200	141,380
PC Depot Corp.	14,300	31,191
Pegasus Sewing Machine Manufacturing Co., Ltd.	13,400	61,014
People Dreams & Technologies Group Co., Ltd.	2,900	32,820
Press Kogyo Co., Ltd.	81,100	323,411
Pressance Corp.	12,300	176,598
Procrea Holdings, Inc.	8,700	138,520
PS Mitsubishi Construction Co., Ltd.	13,500	66,922
Punch Industry Co., Ltd.	200	771
Raiznext Corp.	1,400	14,919
Rasa Corp.	100	1,085
Rasa Industries, Ltd.	400	6,401
Raysum Co., Ltd.	4,535	44,229
Rengo Co., Ltd.	599,400	3,895,781
Restar Holdings Corp.	4,200	65,360
Retail Partners Co., Ltd.	16,000	179,312
Riken Technos Corp.	500	2,233
Ryobi, Ltd.	64,600	745,795
RYODEN Corp.	8,800	134,619
Ryosan Co., Ltd.	12,800	300,812
S Foods, Inc.	300	6,654
S&B Foods, Inc.	800	20,857
Sakai Chemical Industry Co., Ltd.	11,600	155,218

18

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sakai Heavy Industries, Ltd.	1,000	$30,808
Sakata INX Corp.	15,700	127,293
Sala Corp.	13,100	73,887
San Holdings, Inc.	800	13,619
San ju San Financial Group, Inc.	5,100	59,553
San-Ai Obbli Co., Ltd.	33,700	352,926
Sanei Architecture Planning Co., Ltd.	8,000	86,013
San-In Godo Bank, Ltd. (The)	148,900	831,080
Sanko Gosei, Ltd.	17,400	67,088
Sanko Metal Industrial Co., Ltd.	2,100	61,613
Sankyo Tateyama, Inc.	21,700	108,687
Sanoh Industrial Co., Ltd.	40,200	202,233
Sansei Technologies, Inc.	900	6,458
Sansha Electric Manufacturing Co., Ltd.	3,000	19,895
Sanyo Chemical Industries, Ltd.	3,500	109,499
Sanyo Denki Co., Ltd.	100	4,965
Sanyo Special Steel Co., Ltd.	8,900	156,411
Sanyo Trading Co., Ltd.	200	1,892
Sato Shoji Corp.	3,500	36,885
#Satori Electric Co., Ltd.	55,800	674,936
Sawai Group Holdings Co., Ltd.	4,000	115,301
Scroll Corp.	6,000	34,767
Seika Corp.	6,000	98,704
Seikitokyu Kogyo Co., Ltd.	19,400	133,213
Seiko Holdings Corp.	5,700	124,202
#Seiko PMC Corp.	2,600	11,037
Seino Holdings Co., Ltd.	100,000	1,106,011
Sekisui Kasei Co., Ltd.	800	2,755
Senshu Ikeda Holdings, Inc.	1,737,200	3,036,416
Shibusawa Warehouse Co., Ltd. (The)	800	13,578
Shibuya Corp.	5,000	91,984
Shiga Bank, Ltd. (The)	14,400	298,226
Shikibo, Ltd.	18,500	138,989
Shikoku Bank, Ltd. (The)	11,700	75,700
Shimizu Bank, Ltd. (The)	1,000	10,700
Shimojima Co., Ltd.	4,200	35,317
Shin Nippon Air Technologies Co., Ltd.	1,200	17,176
Shinagawa Refractories Co., Ltd.	500	17,130
Shindengen Electric Manufacturing Co., Ltd.	10,600	268,182
Shinko Shoji Co., Ltd.	10,400	91,272
Shinmaywa Industries, Ltd.	72,800	652,267
Shinsho Corp.	400	17,244
Shinwa Co., Ltd.	4,800	25,240
Shizuki Electric Co., Inc.	6,900	24,627
Shizuoka Gas Co., Ltd.	35,400	299,495
Showa Sangyo Co., Ltd.	11,000	216,179
Siix Corp.	33,300	331,618
Sinfonia Technology Co., Ltd.	23,300	295,859
Sinko Industries, Ltd.	2,000	26,439
SKY Perfect JSAT Holdings, Inc.	187,800	728,222
SMK Corp.	500	8,897
Soda Nikka Co., Ltd.	23,400	141,433
Sodick Co., Ltd.	154,900	852,055
Soken Chemical & Engineering Co., Ltd.	900	11,335
SPK Corp.	1,400	17,993
Starzen Co., Ltd.	3,300	56,638
Stella Chemifa Corp.	3,700	73,068
Sugimoto & Co., Ltd.	700	10,492

19

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumida Corp.	11,900	$146,734
Sumitomo Bakelite Co., Ltd.	11,000	417,655
Sumitomo Mitsui Construction Co., Ltd.	188,000	531,561
Sumitomo Osaka Cement Co., Ltd.	46,400	1,298,307
Sumitomo Riko Co., Ltd.	29,600	156,951
Sumitomo Seika Chemicals Co., Ltd.	10,800	347,402
Sumitomo Warehouse Co., Ltd. (The)	98,900	1,637,136
Sun Frontier Fudousan Co., Ltd.	38,300	370,160
Suncall Corp.	24,900	106,611
Sun-Wa Technos Corp.	3,700	50,976
Suruga Bank, Ltd.	572,300	2,160,336
Suzuki Co., Ltd.	5,500	41,119
SWCC Corp.	3,000	38,710
T RAD Co., Ltd.	3,400	59,078
Tachibana Eletech Co., Ltd.	3,000	45,584
Tadano, Ltd.	23,000	178,710
Taihei Dengyo Kaisha, Ltd.	3,900	118,290
Taiheiyo Cement Corp.	339,000	6,049,792
Taiheiyo Kouhatsu, Inc.	500	3,147
Taiho Kogyo Co., Ltd.	100	532
Taisei Lamick Co., Ltd.	600	12,629
Takamatsu Construction Group Co., Ltd.	18,500	299,581
Takaoka Toko Co., Ltd.	43,500	650,751
Takara Standard Co., Ltd.	40,000	482,356
Takasago International Corp.	2,200	41,830
Takashima & Co., Ltd.	700	14,656
Takashimaya Co., Ltd.	165,200	2,431,321
TAKEBISHI Corp.	100	1,254
Tatsuta Electric Wire and Cable Co., Ltd.	36,800	193,236
Tayca Corp.	1,600	14,206
TBK Co., Ltd.	100	201
Teijin, Ltd.	320,300	3,559,020
Tekken Corp.	100	1,416
Tera Probe, Inc.	3,600	69,190
Toa Corp.	26,000	562,332
TOA ROAD Corp.	2,400	76,319
Tobishima Corp.	5,500	45,966
Toda Corp.	384,000	2,236,346
Toenec Corp.	1,000	25,447
Toho Bank, Ltd. (The)	207,500	341,351
Toho Co., Ltd.	100	1,747
Toho Holdings Co., Ltd.	42,500	845,849
Toho Zinc Co., Ltd.	67,200	912,516
Tohoku Bank, Ltd. (The)	3,800	27,293
Tokai Carbon Co., Ltd.	56,500	509,544
Tokai Corp.	1,300	19,562
Tokai Rika Co., Ltd.	55,100	755,898
Tokai Tokyo Financial Holdings, Inc.	433,200	1,116,683
Tokushu Tokai Paper Co., Ltd.	3,000	65,127
Tokuyama Corp.	96,400	1,562,478
Tokyo Keiki, Inc.	38,300	339,219
Tokyo Kiraboshi Financial Group, Inc.	132,700	2,678,071
Tokyo Rope Manufacturing Co., Ltd.	7,800	66,162
Tokyo Sangyo Co., Ltd.	100	626
Tokyo Tekko Co., Ltd.	800	10,857
Toli Corp.	19,400	39,608
Tomoe Engineering Co., Ltd.	800	14,306
Tomoku Co., Ltd.	100	1,170

20

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
TOMONY Holdings, Inc.	307,407	$830,799
Tonami Holdings Co., Ltd.	700	23,699
Topre Corp.	25,200	253,360
Topy Industries, Ltd.	24,700	338,125
Torishima Pump Manufacturing Co., Ltd.	100	1,157
Tosei Corp.	28,100	333,077
Towa Pharmaceutical Co., Ltd.	22,700	322,750
*Toyo Engineering Corp.	15,000	63,673
Toyo Ink SC Holdings Co., Ltd.	18,600	299,152
Toyo Kanetsu KK	3,200	63,711
Toyo Logistics Co., Ltd.	5,800	11,969
#Toyo Machinery & Metal Co., Ltd.	200	939
Toyo Seikan Group Holdings, Ltd.	900	12,657
Toyo Tanso Co., Ltd.	400	11,545
Toyo Tire Corp.	302,700	3,579,092
Toyobo Co., Ltd.	304,000	2,283,935
Toyoda Gosei Co., Ltd.	26,000	442,037
Trusco Nakayama Corp.	19,100	330,058
Tsubaki Nakashima Co., Ltd.	100,200	694,663
Tsubakimoto Chain Co.	21,500	529,743
Tsukishima Kikai Co., Ltd.	26,100	210,655
Tsukuba Bank, Ltd.	143,000	221,591
Tsumura & Co.	21,000	424,426
Tsuzuki Denki Co., Ltd.	1,300	14,703
UACJ Corp.	37,500	743,308
UBE Corp.	351,300	5,552,070
Unipres Corp.	94,600	654,450
*Unitika, Ltd.	145,300	231,558
Urbanet Corp Co., Ltd.	800	1,945
V Technology Co., Ltd.	2,400	53,230
Valor Holdings Co., Ltd.	50,300	767,254
Vital KSK Holdings, Inc.	11,200	80,279
Wakachiku Construction Co., Ltd.	100	3,154
Wakita & Co., Ltd.	34,300	347,874
Warabeya Nichiyo Holdings Co., Ltd.	28,000	460,001
#Wood One Co., Ltd.	9,000	78,853
World Co., Ltd.	38,900	433,381
Wowow, Inc.	5,700	54,796
Xebio Holdings Co., Ltd.	89,300	790,265
Yachiyo Industry Co., Ltd.	50,200	450,146
Yahagi Construction Co., Ltd.	100	631
YAMABIKO Corp.	23,200	228,482
Yamae Group Holdings Co., Ltd.	9,400	149,734
Yamagata Bank, Ltd. (The)	6,000	47,369
Yamaguchi Financial Group, Inc.	125,200	764,082
Yamatane Corp.	1,000	12,404
Yamazen Corp.	40,200	310,287
Yellow Hat, Ltd.	17,000	240,958
Yokogawa Bridge Holdings Corp.	45,700	744,410
Yokorei Co., Ltd.	49,600	397,776
Yondenko Corp.	900	12,895
Yorozu Corp.	27,291	179,982
Yuasa Trading Co., Ltd.	100	2,890
Yurtec Corp.	5,200	31,430

TOTAL JAPAN		256,891,577

NETHERLANDS — (1.6%)
Acomo NV	4,698	115,660
APERAM SA	32,078	1,188,139

21

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
ASR Nederland NV	107,856	$4,743,854
ΩB&S Group Sarl	8,275	35,857
Brunel International NV	2,704	36,599
ForFarmers NV	23,206	75,065
*Fugro NV	96,145	1,361,824
Heijmans NV	9,531	118,690
Kendrion NV	3,687	77,013
Koninklijke BAM Groep NV	280,180	613,686
Koninklijke Vopak NV	28,320	1,081,775
OCI NV	774	20,414
SBM Offshore NV	230,482	3,259,522
ΩSignify NV	90,457	3,016,898
Sligro Food Group NV	7,798	136,194
Van Lanschot Kempen NV	17,321	526,820

TOTAL NETHERLANDS		16,408,010

NEW ZEALAND — (0.2%)
*Air New Zealand, Ltd.	1,109,720	520,918
Arvida Group, Ltd.	347,993	223,535
Channel Infrastructure NZ, Ltd.	36,587	33,445
Colonial Motor Co., Ltd. (The)	1,876	10,666
#Comvita, Ltd.	9,640	16,672
*Eroad, Ltd.	28,138	10,080
*Gentrack Group, Ltd.	9,144	18,186
KMD Brands, Ltd.	448,319	307,364
Millennium & Copthorne Hotels New Zealand, Ltd.	138	178
Oceania Healthcare, Ltd.	655,459	279,343
Sanford, Ltd.	12,054	30,600
SKY Network Television, Ltd.	172,923	281,967
SKYCITY Entertainment Group, Ltd.	51,959	77,022
Steel & Tube Holdings, Ltd.	36,860	23,450
Summerset Group Holdings, Ltd.	93,572	470,449
*Synlait Milk, Ltd.	47,392	47,127
#*Tourism Holdings, Ltd.	9,083	23,506
TOWER, Ltd.	62,797	24,823

TOTAL NEW ZEALAND		2,399,331

NORWAY — (0.9%)
2020 Bulkers, Ltd.	15,367	152,936
*Akastor ASA	11,464	11,323
*AKER Biomarine ASA	9,245	34,546
Aker Solutions ASA	85,775	304,233
AMSC ASA	14,940	57,923
Austevoll Seafood ASA	29,123	272,949
ΩAvance Gas Holding, Ltd.	40,623	273,579
*Borr Drilling, Ltd.	17,600	121,162
*Borr Drilling, Ltd.	12,524	87,042
*BW Energy, Ltd.	29,334	78,472
ΩBW LPG, Ltd.	178,531	1,433,612
BW Offshore, Ltd.	109,735	291,091
#*Carasent ASA	3,563	5,319
DNO ASA	1,359,279	1,350,239
FLEX LNG, Ltd.	709	24,397
FLEX LNG, Ltd.	1,272	43,998
#Frontline PLC	11,120	172,077
Golden Ocean Group, Ltd.	3,876	35,551
Grieg Seafood ASA	46,421	387,743
#*Kahoot! ASA	55,116	142,906
#ΩKlaveness Combination Carriers ASA	9,265	69,849

22

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
*Kongsberg Automotive ASA	1,861,441	$456,868
*LINK Mobility Group Holding ASA	175,680	152,821
MPC Container Ships ASA	164,067	268,557
*ΩNorske Skog ASA	50,389	222,933
*Norwegian Energy Co. ASA	848	28,753
*NRC Group ASA	25,177	25,952
*Odfjell Drilling, Ltd.	165,188	383,184
Odfjell SE, A Shares	3,019	28,125
*Odfjell Technology, Ltd.	130	647
OKEA ASA	7,576	21,826
ΩOkeanis Eco Tankers Corp.	5,626	130,506
Panoro Energy ASA	69,594	179,272
Pareto Bank ASA	17,252	83,750
*Pexip Holding ASA	21,409	31,960
*PGS ASA	690,227	495,053
Sandnes Sparebank	810	6,516
ΩScatec ASA	42,881	278,758
Selvaag Bolig ASA	8,515	28,991
*ΩShelf Drilling, Ltd.	1,108	2,508
*Solstad Offshore ASA	47,558	98,309
SpareBank 1 Helgeland	555	6,385
Sparebank 1 Oestlandet	12,667	148,576
SpareBank 1 Sorost-Norge	5,036	23,929
Sparebanken More	2,935	20,916
Stolt-Nielsen, Ltd.	18,235	524,479
TGS ASA	24,250	378,343
ΩXXL ASA	6,331	1,297

TOTAL NORWAY		9,380,161

PORTUGAL — (0.4%)
Banco Comercial Portugues SA, Class R	12,371,678	3,182,382
Ibersol SGPS SA	1,338	9,956
Sonae SGPS SA	674,822	770,331

TOTAL PORTUGAL		3,962,669

SINGAPORE — (0.5%)
*Aspen Group Holdings, Ltd.	931	23
*Avarga, Ltd.	31,300	5,044
*Banyan Tree Holdings, Ltd.	44,300	12,120
Bukit Sembawang Estates, Ltd.	1,000	3,036
China Aviation Oil Singapore Corp., Ltd.	31,300	21,701
China Sunsine Chemical Holdings, Ltd.	40,900	14,102
Civmec, Ltd.	19,400	9,961
*COSCO SHIPPING International Singapore Co., Ltd.	927,400	116,781
CSE Global, Ltd.	12,800	3,406
Del Monte Pacific, Ltd.	54,100	9,529
Far East Orchard, Ltd.	102	80
First Resources, Ltd.	130,900	150,116
First Sponsor Group, Ltd.	12,200	11,796
Food Empire Holdings, Ltd.	28,100	21,273
Frasers Property, Ltd.	20,500	13,445
Frencken Group, Ltd.	994,500	775,235
Geo Energy Resources, Ltd.	496,800	124,745
Golden Agri-Resources, Ltd.	12,207,200	2,516,194
GuocoLand, Ltd.	26,200	31,224
Hiap Hoe, Ltd.	300	168
Hong Fok Corp., Ltd.	728,300	562,267
Hong Leong Asia, Ltd.	12,400	6,367
Hutchison Port Holdings Trust, Class U	1,588,600	300,245

23

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Indofood Agri Resources, Ltd.	7,300	$1,723
ISDN Holdings, Ltd.	34,800	12,259
Japfa, Ltd.	652,600	102,721
*Marco Polo Marine, Ltd.	39,900	1,346
Mewah International, Inc.	300	70
*mm2 Asia, Ltd.	172,300	5,037
NETLINK NBN TRUST	424,200	278,211
Oxley Holdings, Ltd.	40,500	4,159
QAF, Ltd.	10,200	6,575
*Seatrium, Ltd.	3,632,000	337,569
Sinarmas Land, Ltd.	26,900	3,649
Sing Holdings, Ltd.	31,200	8,185
Singapore Land Group, Ltd.	5,200	8,536
Sinostar PEC Holdings, Ltd.	200	25
Stamford Land Corp., Ltd.	78,839	23,637
Tiong Woon Corp Holding, Ltd.	2,800	986
Tuan Sing Holdings, Ltd.	103,182	25,909
UOB-Kay Hian Holdings, Ltd.	23,007	24,487
Wee Hur Holdings, Ltd.	13,800	2,007
Wing Tai Holdings, Ltd.	87,800	97,398

TOTAL SINGAPORE		5,653,347

SPAIN — (2.8%)
Acerinox SA	404,036	4,369,548
ΩAedas Homes SA	2,269	34,819
Almirall SA	28,012	287,758
Applus Services SA	1,134	9,521
Atresmedia Corp. de Medios de Comunicacion SA	79,043	316,416
Azkoyen SA	68	490
Banco de Sabadell SA	8,629,457	9,001,006
Bankinter SA	711,599	4,212,402
Construcciones y Auxiliar de Ferrocarriles SA	15,825	491,801
#*Deoleo SA	78,188	21,105
Ebro Foods SA	39,978	743,243
Ence Energia y Celulosa SA	163,444	641,289
Ercros SA	37,290	174,141
Fomento de Construcciones y Contratas SA	2,069	20,946
ΩGestamp Automocion SA	227,150	984,033
*Grifols SA	314,928	3,240,372
Grupo Catalana Occidente SA	45,403	1,468,655
Laboratorio Reig Jofre SA	837	2,375
Mapfre SA	1,523,546	3,056,175
*Mediaset Espana Comunicacion SA	11,064	36,864
ΩNeinor Homes SA	17,567	177,842
*Obrascon Huarte Lain SA	91,356	51,992
Prosegur Cia de Seguridad SA	26,818	51,575
*Tubacex SA	4,265	11,607

TOTAL SPAIN		29,405,975

SWEDEN — (2.6%)
ΩAcadeMedia AB	143,536	728,368
AFRY AB	89,053	1,671,277
ΩAlimak Group AB	31,450	232,106
ΩAmbea AB	164,390	625,042
AQ Group AB	843	33,614
Arjo AB, Class B	274,134	1,212,286
*ΩAttendo AB	168,111	595,757
Balco Group AB	27	117
BE Group AB	64	662

24

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Bergman & Beving AB	2,405	$33,763
*Bergs Timber AB, Class B	8,496	30,191
*Betsson AB, Class B	86,073	928,931
*Better Collective A/S	1,309	27,693
#*BHG Group AB	404,550	459,086
*BICO Group AB	103,046	615,026
Bonava AB, B Shares	206,037	370,404
Bulten AB	104	963
Byggmax Group AB	70,101	214,460
Catella AB	2,225	7,549
Cloetta AB, B Shares	505,994	1,070,469
*Collector Bank AB	32,854	104,418
#ΩDometic Group AB	327,491	2,339,666
*Duni AB	8,189	89,417
*ΩDustin Group AB	22,030	75,644
Elanders AB, Class B	144	1,828
*ΩEltel AB	11,124	9,652
#*Enea AB	8,274	54,529
Fagerhult AB	25,296	161,533
*Ferronordic AB	92	858
#*Fingerprint Cards AB, Class B	82,410	21,387
Granges AB	113,135	1,122,830
*Humana AB	1,710	2,411
#*International Petroleum Corp.	198,879	1,939,881
Intrum AB	53,942	486,870
Inwido AB	79,759	835,906
*ITAB Shop Concept AB	10,601	12,092
JM AB	85,519	1,369,838
Kabe Group AB, Class B	28	556
#*K-fast Holding AB	5,856	11,761
KNOW IT AB	1,866	43,206
Lindab International AB	56,822	907,955
Loomis AB	33,045	1,056,693
#*Maha Energy AB	10,650	9,864
MEKO AB	21,132	258,967
*Midsona AB, Class B	1,610	1,259
*Modern Times Group MTG AB, Class B	113,313	909,730
ΩMunters Group AB	9,743	95,366
NCC AB, Class B	52,237	518,945
*Net Insight AB, Class B	6,255	3,192
New Wave Group AB, Class B	15,769	317,924
Nobia AB	114,749	167,247
Peab AB, Class B	181,450	957,910
Pricer AB, Class B	8,151	8,344
Profilgruppen AB, Class B	2,959	31,733
Ratos AB, B Shares	90,511	312,197
*RaySearch Laboratories AB	1,562	10,446
Rejlers AB	559	8,638
ΩResurs Holding AB	207,595	394,455
Rottneros AB	7,838	9,414
*Scandi Standard AB	49,872	257,692
*Sensys Gatso Group AB	347,803	30,382
*Serneke Group AB	2,999	8,157
*Stillfront Group AB	1,046,342	2,223,818
*Tethys Oil AB	53,694	274,562
VBG Group AB, Class B	3,760	62,390
*Viaplay Group AB	4,273	108,811

TOTAL SWEDEN		26,488,138

25

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SWITZERLAND — (6.7%)
Adecco Group AG	231,478	$7,940,030
Allreal Holding AG, Registered	16,995	3,020,739
*ams-OSRAM AG	167,244	1,153,731
Arbonia AG	86,336	1,055,374
*Aryzta AG	9,536	16,971
*Autoneum Holding AG	3,780	575,037
Baloise Holding AG, Registered	69,567	11,653,772
Banque Cantonale de Geneve	28	6,480
Banque Cantonale Vaudoise, Registered	2,444	257,841
Bell Food Group AG	2,678	851,496
Berner Kantonalbank AG, Registered	1,831	491,668
Cembra Money Bank AG	14,511	1,164,891
#*Cicor Technologies, Ltd.	31	1,547
Clariant AG, Registered	35,755	596,955
EFG International AG	175,137	1,686,337
Energiedienst Holding AG, Registered	164	8,200
Feintool International Holding AG	5,955	147,194
Flughafen Zurich AG, Registered	230	44,344
*Glarner Kantonalbank	234	6,967
Helvetia Holding AG, Registered	47,488	7,101,458
Implenia AG, Registered	38,913	1,759,731
Investis Holding SA	1,058	118,394
*Jungfraubahn Holding AG, Registered	156	26,641
#*Kudelski SA	2,600	5,287
Landis+Gyr Group AG	65,655	5,429,142
Liechtensteinische Landesbank AG	6,894	488,749
Luzerner Kantonalbank AG, Registered	9,365	842,803
Meier Tobler Group AG	904	54,034
Metall Zug AG, Registered	16	33,167
Mikron Holding AG	320	4,206
Mobimo Holding AG, Registered	18,943	5,086,655
#*Molecular Partners AG	6,757	45,322
OC Oerlikon Corp. AG	187,405	1,048,146
#*Orascom Development Holding AG	777	6,024
Orell Fuessli AG, Registered	117	10,253
Phoenix Mecano AG	30	14,864
Rieter Holding AG, Registered	3,195	348,917
Schweiter Technologies AG	12	9,599
Schweiter Technologies AG	766	612,766
St Galler Kantonalbank AG, Registered	2,711	1,532,086
Sulzer AG, Registered	4,950	414,331
Swiss Prime Site AG, Registered	115,298	10,473,393
#*Swiss Steel Holding AG	89,175	14,147
u-blox Holding AG	303	36,630
Vaudoise Assurances Holding SA	353	186,802
Vetropack Holding AG	10,045	522,536
*Von Roll Holding AG	4,711	4,499
Vontobel Holding AG, Class R	35,430	2,376,463
VP Bank AG, Class A	694	77,661
*V-ZUG Holding AG	163	14,980
*Walliser Kantonalbank, Registered	535	67,322
Zug Estates Holding AG, Class B	23	45,610
Zuger Kantonalbank AG	4	35,144

TOTAL SWITZERLAND		69,527,336

UNITED KINGDOM — (13.3%)
Alliance Pharma PLC	163,563	130,956
*Ascential PLC	47,469	152,262
Ashmore Group PLC	32,698	99,950

26

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
#*ASOS PLC	101,035	$935,667
ΩBakkavor Group PLC	134,568	161,696
Balfour Beatty PLC	1,128,419	5,432,115
Bank of Georgia Group PLC	117,842	4,384,212
Bellway PLC	178,783	5,420,050
Bodycote PLC	243,013	2,109,080
*boohoo Group PLC	274,262	169,878
Breedon Group PLC	2,157,286	1,862,791
*C&C Group PLC	143,207	281,515
*Capita PLC	498,222	217,547
*Capricorn Energy PLC	199,028	548,846
*Card Factory PLC	126,039	173,626
Centamin PLC	2,139,426	2,777,777
Central Asia Metals PLC	289,061	746,623
Chesnara PLC	120,845	421,494
Close Brothers Group PLC	296,116	3,379,461
Crest Nicholson Holdings PLC	725,198	2,451,933
Currys PLC	2,556,590	1,831,621
DFS Furniture PLC	158,041	250,288
Direct Line Insurance Group PLC	657,460	1,418,446
*Elementis PLC	1,403,133	2,215,074
*EnQuest PLC	1,821,819	382,861
Essentra PLC	529,288	1,373,763
Firstgroup PLC	869,681	1,228,644
Future PLC	23,965	339,771
GB Group PLC	70,982	290,491
Genel Energy PLC	382,426	534,505
Genuit Group PLC	3,411	12,883
Grafton Group PLC	340,217	3,706,591
Grainger PLC	1,327,357	4,314,356
*Greencore Group PLC	1,325,379	1,428,479
Gulf Keystone Petroleum, Ltd.	385,790	658,492
Halfords Group PLC	627,777	1,658,586
Harworth Group PLC	167,805	246,769
Helical PLC	22,864	86,213
Henry Boot PLC	57,316	172,176
Hunting PLC	155,348	456,900
ΩIbstock PLC	698,762	1,490,428
International Distributions Services PLC	295,375	940,020
ITV PLC	1,653,885	1,679,225
*John Wood Group PLC	1,315,300	3,726,306
Johnson Service Group PLC	40,257	61,528
Jupiter Fund Management PLC	1,127,864	1,842,892
Keller Group PLC	82,808	695,262
*Kier Group PLC	461,755	445,150
Lancashire Holdings, Ltd.	54,805	421,916
Lookers PLC	807,692	879,151
LSL Property Services PLC	13,920	47,414
*Marks & Spencer Group PLC	2,930,232	6,053,011
Mediclinic International PLC	766,963	4,808,400
*Mitchells & Butlers PLC	446,452	982,564
Mitie Group PLC	1,561,452	1,805,578
MJ Gleeson PLC	17,932	96,240
Morgan Sindall Group PLC	1,119	23,826
Mountview Estates PLC	685	96,860
MP Evans Group PLC	24,910	264,251
National Express Group PLC	1,264,685	1,929,749
OSB Group PLC	592,852	3,701,925

27

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
*Pendragon PLC	645,336	$142,920
Pets at Home Group PLC	758,803	3,677,611
Premier Foods PLC	1,596,790	2,516,779
QinetiQ Group PLC	1,122,388	5,239,438
*Rank Group PLC	204,921	248,550
Reach PLC	758,810	805,915
Redde Northgate PLC	528,466	2,497,495
Redrow PLC	667,043	4,338,743
*Renewi PLC	16,559	124,878
*Restaurant Group PLC (The)	458,800	233,549
RHI Magnesita NV	12,649	359,306
RWS Holdings PLC	28,182	90,255
Senior PLC	709,740	1,466,563
Serco Group PLC	760,924	1,454,689
*SIG PLC	1,754,442	980,191
*ΩSpire Healthcare Group PLC	676,568	1,943,110
Synthomer PLC	741,595	1,114,802
TBC Bank Group PLC	124,242	3,677,555
ΩTI Fluid Systems PLC	530,105	704,932
TP ICAP Group PLC	1,153,032	2,465,162
Travis Perkins PLC	335,717	4,042,394
TT Electronics PLC	202,188	432,020
Tyman PLC	306,948	951,002
Vanquis Banking Group PLC	79,756	225,552
Vesuvius PLC	373,114	1,901,188
Virgin Money UK PLC	2,431,212	4,763,967
Vistry Group PLC	430,187	4,230,980
Young & Co.‘s Brewery PLC	5,719	56,068
Young & Co.‘s Brewery PLC, Class A	20,252	291,456

TOTAL UNITED KINGDOM		137,433,154

TOTAL COMMON STOCKS		1,013,145,366

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*<»Strabag SE	5,053	—

TOTAL AUSTRIA		—

FRANCE — (0.0%)
#*Mersen SA 5/3/2023	4,348	7,077

TOTAL FRANCE		7,077

TOTAL RIGHTS/WARRANTS		7,077

TOTAL INVESTMENT SECURITIES — (98.0%) (Cost $914,762,052)		1,013,152,443

SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term Investment Fund	1,779,693	20,582,685

TOTAL INVESTMENTS — (100.0%) (Cost $935,344,737)		$1,033,735,128

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

28

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

As of April 30, 2023, Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	10	06/16/23	$2,065,773	$2,094,250	$28,477

Total Futures Contracts			$2,065,773	$2,094,250	$28,477

29

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.0%)
#29Metals, Ltd.	8,034	$6,292
*4Dmedical, Ltd.	8,220	4,617
*A2B Australia, Ltd.	584	594
Accent Group, Ltd.	53,782	90,276
Acrow Formwork and Construction Services, Ltd.	53,331	30,838
Adairs, Ltd.	47,517	70,340
Adbri, Ltd.	192,505	201,639
#*Aeris Resources, Ltd.	74,461	23,374
*Ainsworth Game Technology, Ltd.	528	338
*Alcidion Group, Ltd.	88,894	5,698
*Alkane Resources, Ltd.	175,233	101,907
#*Alliance Aviation Services, Ltd.	448	918
Altium, Ltd.	1,312	33,095
#*AMA Group, Ltd.	287,643	31,365
AMP, Ltd.	457,826	343,400
Ansell, Ltd.	47,943	847,842
#*Appen, Ltd.	33,524	69,565
#*Arafura Rare Earths, Ltd.	1,216,870	329,710
ARB Corp., Ltd.	22,558	476,294
Ardent Leisure Group, Ltd.	73,360	26,422
#*Argosy Minerals, Ltd.	15,064	4,032
*Aroa Biosurgery, Ltd.	28,101	19,499
AUB Group, Ltd.	36,971	671,156
*Audinate Group, Ltd.	12,314	71,205
*Aurelia Metals, Ltd.	6,316	563
#*Aussie Broadband, Ltd.	28,212	61,711
Austal, Ltd.	199,866	218,595
Austin Engineering, Ltd.	80,901	20,851
*Australian Agricultural Co., Ltd.	56,069	56,877
Australian Clinical Labs, Ltd.	54,197	126,431
Australian Ethical Investment, Ltd.	10,496	22,474
*»Australian Strategic Materials Placement	3,089	2,154
#*Australian Strategic Materials, Ltd.	49,880	34,776
#*Australian Vanadium, Ltd.	93,933	2,297
Australian Vintage, Ltd.	912	307
Auswide Bank, Ltd.	190	663
Autosports Group, Ltd.	8,425	12,917
#Baby Bunting Group, Ltd.	12,657	18,067
#*Bannerman Energy, Ltd.	49,364	47,302
Bapcor, Ltd.	86,367	373,846
Base Resources, Ltd.	85,713	10,762
Beach Energy, Ltd.	436,396	423,937
Beacon Lighting Group, Ltd.	1,130	1,367
Beacon Minerals, Ltd.	10,928	238
Bega Cheese, Ltd.	146,183	365,168
Bell Financial Group, Ltd.	832	533
#*Bigtincan Holdings, Ltd.	37,536	10,170
Blackmores, Ltd.	3,337	209,390
#*Boral, Ltd.	37,143	101,130
#*Boss Energy, Ltd.	199,630	346,965
#Bravura Solutions, Ltd.	4,017	1,195
*»Bravura Solutions, Ltd.	2,062	613
Breville Group, Ltd.	43,140	585,862

1

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Brickworks, Ltd.	22,901	$378,354
#*Bubs Australia, Ltd.	219,301	28,260
#*»BWX, Ltd.	948	125
*Byron Energy, Ltd.	27,914	1,402
Calima Energy, Ltd.	75,286	5,473
*Cann Group, Ltd.	1,604	175
Capitol Health, Ltd.	77,946	14,165
Capral, Ltd.	120	584
*Capricorn Metals, Ltd.	61,082	178,822
*Catapult Group International, Ltd.	760	392
Cedar Woods Properties, Ltd.	32,235	104,382
*Central Petroleum, Ltd.	3,132	143
*Chalice Mining, Ltd.	81,538	427,843
Champion Iron, Ltd.	104,675	447,560
*Clean Seas Seafood, Ltd.	776	277
ClearView Wealth, Ltd.	1,208	415
#Clinuvel Pharmaceuticals, Ltd.	12,227	163,382
Clover Corp., Ltd.	536	432
Codan, Ltd.	57,759	278,260
#*Cogstate, Ltd.	16,282	17,162
Collins Foods, Ltd.	71,237	406,746
*Cooper Energy, Ltd.	776,966	87,288
#*Core Lithium, Ltd.	239,179	154,900
#Corporate Travel Management, Ltd.	48,385	668,923
Costa Group Holdings, Ltd.	201,697	331,896
CSR, Ltd.	150,108	520,795
Data#3, Ltd.	19,663	98,627
*De Grey Mining, Ltd.	244,609	261,065
#*Deep Yellow, Ltd.	118,922	42,046
Dicker Data, Ltd.	18,527	99,785
Domain Holdings Australia, Ltd.	19,008	41,830
Downer EDI, Ltd.	194,994	457,460
#*Dreadnought Resources, Ltd.	10,748	447
#*Dubber Corp., Ltd.	44,591	5,746
Eagers Automotive, Ltd.	42,582	398,186
Earlypay, Ltd.	1,173	209
Elanor Investor Group	468	501
Elders, Ltd.	52,159	279,546
*Element 25, Ltd.	8,415	4,115
Emeco Holdings, Ltd.	57,126	25,860
*Emerald Resources NL	83,068	105,948
#*EML Payments, Ltd.	192,583	91,633
*Energy Transition Minerals, Ltd.	6,172	147
*»Energy World Corp., Ltd.	3,072	71
#*EnviroSuite, Ltd.	5,096	307
EQT Holdings, Ltd.	6,082	108,521
Estia Health, Ltd.	39,473	68,606
Eureka Group Holdings, Ltd.	562	171
Euroz Hartleys Group, Ltd.	571	447
Evolution Mining, Ltd.	43,665	102,728
EVT, Ltd.	31,552	250,423
*Experience Co., Ltd.	1,428	274
*FBR, Ltd.	103,284	2,457
Fenix Resources, Ltd.	138,812	22,016
Fiducian Group, Ltd.	44	172
Finbar Group, Ltd.	224	93
*FleetPartners Group, Ltd.	38,202	52,764
*Fleetwood, Ltd.	472	471

2

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*»Flight Centre Travel Group, Ltd.	2,792	$36,293
#*Flight Centre Travel Group, Ltd.	46,208	600,655
#*Frontier Digital Ventures, Ltd.	30,907	10,212
G8 Education, Ltd.	255,712	206,165
#*Gascoyne Resources, Ltd.	1,489	125
*»Gascoyne Resources, Ltd. Placement Entitlement	917	61
*Genetic Signatures, Ltd.	232	115
*Genex Power, Ltd.	57,775	6,109
Gold Road Resources, Ltd.	356,046	441,175
*Good Drinks Australia, Ltd.	252	94
GR Engineering Services, Ltd.	5,176	6,225
GrainCorp., Ltd., Class A	73,953	332,329
Grange Resources, Ltd.	309,442	125,765
#GUD Holdings, Ltd.	30,763	194,149
GWA Group, Ltd.	32,302	37,570
Hansen Technologies, Ltd.	35,275	105,135
Healius, Ltd.	178,099	351,914
Healthia, Ltd.	456	357
Helia Group, Ltd.	205,033	428,168
Helloworld Travel, Ltd.	352	703
Horizon Oil, Ltd.	73,211	7,741
HT&E, Ltd.	1,408	1,070
HUB24, Ltd.	29,379	549,255
*Image Resources NL	2,023	154
Imdex, Ltd.	112,649	154,844
#*Immutep, Ltd.	292,018	51,140
*Immutep, Ltd., ADR	322	531
*ImpediMed, Ltd.	6,298	770
Infomedia, Ltd.	53,784	53,315
Inghams Group, Ltd.	142,306	264,261
Insignia Financial, Ltd.	173,682	340,891
Integral Diagnostics, Ltd.	124,815	260,650
*Integrated Research, Ltd.	576	152
#InvoCare, Ltd.	33,602	246,486
IPH, Ltd.	61,903	332,178
IRESS, Ltd.	55,181	375,604
IVE Group, Ltd.	36,513	57,429
Johns Lyng Group, Ltd.	32,046	143,161
Jumbo Interactive, Ltd.	1,796	15,513
Jupiter Mines, Ltd.	5,012	828
*Karoon Energy, Ltd.	215,080	302,749
Kelly Partners Group Holdings, Ltd.	80	236
#Kelsian Group, Ltd.	78,864	317,916
#*Kogan.com, Ltd.	33,306	95,745
*Lepidico, Ltd.	118,452	783
#Lifestyle Communities, Ltd.	22,351	250,215
Lindsay Australia, Ltd.	29,899	25,687
Link Administration Holdings, Ltd.	105,110	147,260
*Li-S Energy, Ltd.	160	29
Lovisa Holdings, Ltd.	43,932	770,813
*Lucapa Diamond Co., Ltd.	5,828	143
Lycopodium, Ltd.	120	809
#MA Financial Group, Ltd.	57,333	174,666
Maas Group Holdings, Ltd.	10,137	20,231
*Mach7 Technologies, Ltd.	824	376
Macmahon Holdings, Ltd.	406,811	36,294
*Macquarie Telecom Group, Ltd.	1,980	80,419
Mader Group, Ltd.	10,758	34,907

3

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
#Magellan Financial Group, Ltd.	41,916	$224,926
Maggie Beer Holdings, Ltd.	1,272	160
*Magnetite Mines, Ltd.	1	—
MaxiPARTS, Ltd.	190	283
#Mayne Pharma Group, Ltd.	37,359	102,705
McMillan Shakespeare, Ltd.	21,681	220,220
McPherson’s, Ltd.	668	261
*Megaport, Ltd.	1,380	5,134
#*Mesoblast, Ltd.	106,653	60,614
*»Mesoblast, Ltd. Placement	11,953	6,793
#*Metals X, Ltd.	186,579	33,908
Michael Hill International, Ltd.	996	658
*Micro-X, Ltd.	4,176	270
*MMA Offshore, Ltd.	102,780	81,507
Monadelphous Group, Ltd.	53,492	437,283
Monash IVF Group, Ltd.	63,438	48,421
*Mount Gibson Iron, Ltd.	209,592	65,792
*Musgrave Minerals, Ltd.	2,220	330
Myer Holdings, Ltd.	339,355	196,230
MyState, Ltd.	10,321	24,350
*Nanosonics, Ltd.	39,342	148,196
National Tyre & Wheel, Ltd.	7	2
Netwealth Group, Ltd.	28,758	257,895
New Hope Corp., Ltd.	36,982	129,774
nib holdings, Ltd.	135,902	693,341
#Nick Scali, Ltd.	43,749	280,731
Nickel Industries, Ltd.	387,795	243,461
Nine Entertainment Co. Holdings, Ltd.	407,603	554,892
#*Novonix, Ltd.	137,514	89,513
NRW Holdings, Ltd.	156,141	248,678
Nufarm, Ltd.	106,283	391,221
Objective Corp., Ltd.	120	1,023
*OFX Group, Ltd.	74,161	69,838
*OM Holdings, Ltd.	1,636	724
#*Omni Bridgeway, Ltd.	63,638	96,307
oOh!media, Ltd.	278,599	302,865
Orora, Ltd.	297,695	674,791
Pacific Smiles Group, Ltd.	528	489
Pact Group Holdings, Ltd.	77,101	50,952
*Paladin Energy, Ltd.	770,952	333,712
*Panoramic Resources, Ltd.	111,728	11,075
*Pantoro, Ltd.	15,961	770
*»Pantoro, Ltd. Placement T1	2,353	114
*»Pantoro, Ltd. Placement T2	8,905	430
Paragon Care, Ltd.	1,644	304
Peet, Ltd.	15,428	11,572
*Peninsula Energy, Ltd.	639,350	65,490
PeopleIN, Ltd.	19,496	39,940
*Perenti, Ltd.	216,826	165,500
Perpetual, Ltd.	32,522	527,204
Perseus Mining, Ltd.	560,329	825,756
*PEXA Group, Ltd.	26,349	231,590
#Pinnacle Investment Management Group, Ltd.	15,103	82,042
Platinum Asset Management, Ltd.	201,158	233,302
#*PointsBet Holdings, Ltd.	103,387	105,901
*PolyNovo, Ltd.	206,010	221,911
#Praemium, Ltd.	103,807	46,992
Premier Investments, Ltd.	5,721	98,450

4

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Probiotec, Ltd.	188	$298
Propel Funeral Partners, Ltd.	19,214	55,869
PSC Insurance Group, Ltd.	2,149	6,646
PWR Holdings, Ltd.	20,280	134,557
QANTM Intellectual Property, Ltd.	416	236
Ramelius Resources, Ltd.	790,130	686,638
*ReadyTech Holdings, Ltd.	296	605
Reckon, Ltd.	168	57
#*Red 5, Ltd.	1,529,483	171,829
*»Red 5, Ltd.	115,035	12,924
*»Red 5, Ltd. Placement T1	246,686	27,714
*»Red 5, Ltd. Placement T2	102,267	11,489
*»Red River Resources, Ltd.	2,236	40
Regis Healthcare, Ltd.	25,496	35,889
Regis Resources, Ltd.	196,885	277,138
#*Reject Shop, Ltd. (The)	1,559	4,966
Reliance Worldwide Corp., Ltd.	295,177	795,878
*Resolute Mining, Ltd.	680,193	215,763
*Retail Food Group, Ltd.	10,276	489
*Rex Minerals, Ltd.	127,101	20,579
Ridley Corp., Ltd.	69,671	99,451
*RPMGlobal Holdings, Ltd.	36,334	33,616
*Sandfire Resources, Ltd.	232,565	1,000,527
#Select Harvests, Ltd.	28,551	83,396
Servcorp, Ltd.	156	327
Service Stream, Ltd.	103,092	45,305
*Seven West Media, Ltd.	302,844	77,052
Shaver Shop Group, Ltd.	476	338
Shine Justice, Ltd.	380	190
Sigma Healthcare, Ltd.	377,171	174,478
*Silex Systems, Ltd.	1,551	3,434
*Silver Lake Resources, Ltd.	316,670	265,775
#*Silver Mines, Ltd.	28,791	4,186
Sims, Ltd.	41,161	425,700
SmartGroup Corp., Ltd.	93,862	416,834
*SomnoMed, Ltd.	44	28
Southern Cross Electrical Engineering, Ltd.	1,028	435
Southern Cross Media Group, Ltd.	35,129	19,385
SRG Global, Ltd.	69,481	34,667
*St Barbara, Ltd.	498,274	199,217
*Star Entertainment Grp, Ltd. (The)	518,609	435,259
*Starpharma Holdings, Ltd.	15,389	4,882
*Strandline Resources, Ltd.	125,892	29,951
*Strike Energy, Ltd.	56,658	17,785
#Sunland Group, Ltd.	8,162	7,767
Super Retail Group, Ltd.	51,602	460,708
*Superloop, Ltd.	49,533	20,131
Symbio Holdings, Ltd.	13,714	19,213
*Syrah Resources, Ltd.	292,115	222,966
Tabcorp Holdings, Ltd.	851,668	590,967
Technology One, Ltd.	17,593	175,558
#*Temple & Webster Group, Ltd.	28,905	76,790
»Ten Sixty Four, Ltd.	1,136	428
Terracom, Ltd.	269,403	113,943
Tribune Resources, Ltd.	40	98
#*Tyro Payments, Ltd.	212,529	221,911
#United Malt Grp, Ltd.	147,442	428,724
ΩViva Energy Group, Ltd.	14,081	28,847

5

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*Volpara Health Technologies, Ltd.	6,451	$3,368
*Webjet, Ltd.	135,827	664,235
*West African Resources, Ltd.	509,958	328,581
*Westgold Resources, Ltd.	186,811	188,268
*»Wiluna Mining Corp., Ltd.	736	37

TOTAL AUSTRALIA		39,387,930

AUSTRIA — (1.3%)
*Addiko Bank AG	56	860
Agrana Beteiligungs AG	347	6,532
ANDRITZ AG	18,916	1,228,976
AT&S Austria Technologie & Systemtechnik AG	12,815	391,892
ΩBAWAG Group AG	26,551	1,294,427
*CA Immobilien Anlagen AG	8,312	241,340
*DO & CO AG	1,926	225,813
*FACC AG	1,012	7,854
*Kapsch TrafficCom AG	24	327
*Lenzing AG	2,950	193,128
Mayr Melnhof Karton AG	2,035	324,863
Oesterreichische Post AG	5,292	204,482
Palfinger AG	3,795	125,062
POLYTEC Holding AG	68	348
Porr AG	9,223	141,125
Raiffeisen Bank International AG	37,306	572,893
Rosenbauer International AG	16	563
Schoeller-Bleckmann Oilfield Equipment AG	2,835	178,400
Semperit AG Holding	4,523	119,092
Telekom Austria AG	36,856	288,077
UBM Development AG	16	523
UNIQA Insurance Group AG	40,708	365,374
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,394	188,121
voestalpine AG	37,498	1,299,058
Wienerberger AG	35,979	1,084,375
Zumtobel Group AG	5,346	42,022

TOTAL AUSTRIA		8,525,527

BELGIUM — (1.5%)
Ackermans & van Haaren NV	7,225	1,273,030
*AGFA-Gevaert NV	31,845	89,474
*Atenor	82	4,055
Barco NV	23,844	697,051
Bekaert SA	14,353	668,687
#*ΩBiocartis Group NV	4,061	2,690
bpost SA	38,426	189,118
*Cie d’Entreprises CFE	1,551	16,781
Deceuninck NV	10,781	27,970
*Deme Group NV	1,558	206,059
*Econocom Group SA	14,910	51,275
Etablissements Franz Colruyt NV	22,638	628,556
Euronav NV	2,916	49,898
Euronav NV	64,524	1,109,813
EVS Broadcast Equipment SA	553	13,492
Exmar NV	10,306	135,168
Fagron	32,407	603,204
*Greenyard NV	80	547
Immobel SA	698	34,831
Ion Beam Applications	3,571	65,522
Jensen-Group NV	70	2,349
*Kinepolis Group NV	4,928	249,719

6

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
Lotus Bakeries NV	103	$711,835
Melexis NV	7,186	685,042
#*Mithra Pharmaceuticals SA	9,806	30,962
#*Ontex Group NV	30,847	264,777
*Orange Belgium SA	1,144	18,591
Proximus SADP	53,183	453,858
Recticel SA	11,830	168,739
Roularta Media Group NV	20	388
*Shurgard Self Storage, Ltd.	5,910	306,168
Sipef NV	24	1,566
Telenet Group Holding NV	24,716	574,105
TER Beke SA	4	401
*Tessenderlo Group SA	3,775	125,236
Van de Velde NV	1,848	72,223
VGP NV	4,842	507,827
Viohalco SA	44	236

TOTAL BELGIUM		10,041,243

CANADA — (11.3%)
*5N Plus, Inc.	15,446	34,735
Absolute Software Corp.	3,302	25,689
Acadian Timber Corp.	52	604
*AcuityAds Holdings, Inc.	1,460	2,146
#*AcuityAds Holdings, Inc.	9,642	14,076
#ADENTRA, Inc.	4,950	94,964
*Advantage Energy, Ltd.	53,627	301,289
Aecon Group, Inc.	28,246	263,863
Africa Oil Corp.	164,215	317,218
Ag Growth International, Inc.	6,346	277,319
AGF Management, Ltd., Class B	6,199	34,370
#Agnico Eagle Mines, Ltd.	185	10,495
*Aimia, Inc.	9,017	23,468
Alamos Gold, Inc.	153,891	1,989,811
Algoma Central Corp.	88	1,012
AltaGas, Ltd.	8,384	146,502
Altius Minerals Corp.	12,210	191,302
Altus Group, Ltd.	12,029	477,151
*Americas Gold & Silver Corp.	920	459
Amerigo Resources, Ltd.	648	769
Andlauer Healthcare Group, Inc.	4,057	154,078
Andrew Peller, Ltd., Class A	7,172	23,320
*Aritzia, Inc.	30,959	982,891
Atco, Ltd., Class I	25,172	830,900
*Athabasca Oil Corp.	204,806	504,352
*ATS Corp.	25,917	1,109,828
Aura Minerals, Inc.	886	7,153
#*Aurora Cannabis, Inc.	64,078	38,447
*AutoCanada, Inc.	9,642	146,091
*Aya Gold & Silver, Inc.	5,868	46,639
B2Gold Corp.	58,398	229,493
B2Gold Corp.	310,296	1,222,566
Badger Infrastructure Solutions, Ltd.	9,678	211,856
#*Ballard Power Systems, Inc.	67,727	299,353
*Bausch Health Cos., Inc.	89,572	660,146
#*Baytex Energy Corp.	163,293	614,019
#Birchcliff Energy, Ltd.	84,210	509,743
Bird Construction, Inc.	288	1,820
#*BlackBerry, Ltd.	143,700	561,867
BMTC Group, Inc.	22	219

7

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Bombardier, Inc., Class A	429	$18,716
*Bombardier, Inc., Class B	25,857	1,115,647
*Bonterra Energy Corp.	364	1,790
Boralex, Inc., Class A	37,155	1,082,078
Boyd Group Services, Inc.	7,936	1,322,082
*Bragg Gaming Group, Inc.	300	998
Brookfield Infrastructure Corp., Class A	6,880	292,843
Brookfield Infrastructure Corp., Class A	1,338	56,999
*Calfrac Well Services, Ltd.	2,706	8,499
Calian Group, Ltd.	2,929	135,641
*Calibre Mining Corp.	1,752	2,002
Canaccord Genuity Group, Inc.	17,660	140,754
Canacol Energy, Ltd.	1,380	10,226
#*Canada Goose Holdings, Inc.	13,726	269,304
Canadian Western Bank	34,780	623,132
*Canfor Corp.	19,878	298,397
#*Canopy Growth Corp.	114,596	148,975
#*Canopy Growth Corp.	8,768	11,313
Capital Power Corp.	36,327	1,182,777
*Capstone Copper Corp.	22,877	107,444
Cardinal Energy, Ltd.	79,920	430,153
*CareRx Corp.	180	299
Cascades, Inc.	21,026	171,147
*Celestica, Inc.	40,721	442,230
Centerra Gold, Inc.	86,585	584,766
CES Energy Solutions Corp.	41,562	82,431
CI Financial Corp.	62,690	616,593
#*Cineplex, Inc.	27,705	181,391
Cogeco Communications, Inc.	5,088	246,316
Cogeco, Inc.	2,199	93,502
Colliers International Group, Inc.	6,499	692,143
Computer Modelling Group, Ltd.	16,951	88,611
*Converge Technology Solutions Corp.	6,371	15,501
*Copper Mountain Mining Corp.	25,999	48,881
Corby Spirit and Wine, Ltd.	100	1,147
Corus Entertainment, Inc., Class B	78,972	82,681
Crescent Point Energy Corp.	201,806	1,493,364
Crescent Point Energy Corp.	4,000	29,551
*Crew Energy, Inc.	61,013	206,930
*Cronos Group, Inc.	8,192	15,221
#*Cronos Group, Inc.	58,325	109,068
Definity Financial Corp.	4,601	124,668
#*Denison Mines Corp.	15,581	17,117
*Denison Mines Corp.	414,715	456,186
*dentalcorp Holdings, Ltd.	3,320	21,712
Dexterra Group, Inc.	1,307	4,683
*Dialogue Health Technologies, Inc.	1,381	3,604
Doman Building Materials Group, Ltd.	12,054	54,569
*Dorel Industries, Inc., Class B	2,000	5,854
DREAM Unlimited Corp.	9,879	164,541
Dundee Precious Metals, Inc.	74,512	546,081
Dye & Durham, Ltd.	20,835	221,515
Dynacor Group, Inc.	200	450
E-L Financial Corp., Ltd.	110	74,412
*Eldorado Gold Corp.	75,646	835,888
#*Endeavour Silver Corp.	62,009	241,835
Enerflex, Ltd.	36,925	223,788
Enerplus Corp.	89,929	1,345,338

8

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Enghouse Systems, Ltd.	16,915	$465,060
*Ensign Energy Services, Inc.	2,773	5,418
EQB, Inc.	9,691	429,425
*Equinox Gold Corp.	141,652	705,427
*Equinox Gold Corp.	5,952	29,534
*ERO Copper Corp.	5,193	102,152
*ERO Copper Corp.	5,581	109,890
Evertz Technologies, Ltd.	900	7,870
Exchange Income Corp.	12,275	472,519
Exco Technologies, Ltd.	7,989	43,352
Extendicare, Inc.	21,479	102,462
Fiera Capital Corp.	13,476	73,824
Finning International, Inc.	50,529	1,308,024
#First Majestic Silver Corp.	65,498	462,416
*Foraco International SA	363	476
*Fortuna Silver Mines, Inc.	93,850	350,061
*Freegold Ventures, Ltd.	1,131	417
*Frontera Energy Corp.	18,633	176,123
*Galiano Gold, Inc.	940	583
Gamehost, Inc.	300	1,988
*GDI Integrated Facility Services, Inc.	3,124	101,392
Gear Energy, Ltd.	5,982	4,631
Gibson Energy, Inc.	39,686	672,699
*GoGold Resources, Inc.	36,131	47,152
*GoldMoney, Inc.	308	470
*Gran Tierra Energy, Inc.	84,867	66,952
*H2O Innovation, Inc.	7,200	15,395
*Haivision Systems, Inc.	104	312
Hammond Power Solutions, Inc.	1,556	45,591
Headwater Exploration, Inc.	112,833	517,453
*Heroux-Devtek, Inc.	2,381	22,611
High Liner Foods, Inc.	2,213	23,773
HLS Therapeutics, Inc.	2,348	9,694
#Home Capital Group, Inc.	11,574	371,634
Hudbay Minerals, Inc.	119,558	598,986
*IAMGOLD Corp.	207,407	591,110
*Imperial Metals Corp.	344	449
Information Services Corp.	818	13,570
Innergex Renewable Energy, Inc.	36,387	372,911
*Interfor Corp.	15,862	248,637
ΩJamieson Wellness, Inc.	14,052	346,664
*Journey Energy, Inc.	906	4,035
*K92 Mining, Inc.	51,244	243,317
*Karora Resources, Inc.	73,597	263,176
K-Bro Linen, Inc.	269	5,571
*Kelt Exploration, Ltd.	56,012	204,423
Kinross Gold Corp.	64,920	327,846
*Kolibri Global Energy, Inc.	4,400	15,831
KP Tissue, Inc.	2,311	17,329
*Largo, Inc.	1,721	8,140
Lassonde Industries, Inc., Class A	1,300	92,983
Laurentian Bank of Canada	24,876	590,766
Leon’s Furniture, Ltd.	6,081	86,756
#*Lightspeed Commerce, Inc.	49,118	644,919
Linamar Corp.	14,968	710,712
Logistec Corp., Class B	16	485
*Lucara Diamond Corp.	1,932	741
Lundin Gold, Inc.	24,382	308,842

9

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Lundin Mining Corp.	86,107	$657,087
#*MAG Silver Corp.	1,795	23,299
Magellan Aerospace Corp.	84	443
*Mainstreet Equity Corp.	441	42,432
*Major Drilling Group International, Inc.	17,450	134,449
*Mandalay Resources Corp.	368	662
Maple Leaf Foods, Inc.	35,533	727,270
Martinrea International, Inc.	29,930	312,254
*MDA, Ltd.	4,300	21,146
*MDF Commerce, Inc.	192	469
Medical Facilities Corp.	7,429	46,996
*MEG Energy Corp.	98,425	1,637,151
Melcor Developments, Ltd.	585	4,995
Methanex Corp.	19,751	884,647
Morguard Corp.	1,810	137,842
*Mountain Province Diamonds, Inc.	784	254
MTY Food Group, Inc.	6,918	300,020
Mullen Group, Ltd.	53,149	588,193
*New Gold, Inc.	202,478	259,172
#NFI Group, Inc.	34,870	203,363
North American Construction Group, Ltd.	852	16,401
North West Co., Inc. (The)	20,590	603,293
*Nuvei Corp.	12,871	523,206
*NuVista Energy, Ltd.	45,360	393,301
#*Obsidian Energy, Ltd.	28,026	182,449
OceanaGold Corp.	258,100	589,921
*Optiva, Inc.	37	421
Osisko Gold Royalties, Ltd.	58,118	944,999
Pan American Silver Corp.	62,595	1,114,817
Paramount Resources, Ltd., Class A	26,094	617,190
Parex Resources, Inc.	40,208	815,544
Park Lawn Corp.	14,015	272,488
Parkland Corp.	54,442	1,282,476
Pason Systems, Inc.	35,340	307,463
*Petrus Resources, Ltd.	2,001	2,434
#Peyto Exploration & Development Corp.	55,540	505,319
PHX Energy Services Corp.	1,610	8,024
*Pieridae Energy, Ltd.	842	317
#Pine Cliff Energy, Ltd.	78,333	77,392
Pipestone Energy Corp.	5,446	10,038
Pizza Pizza Royalty Corp.	6,477	66,427
Polaris Renewable Energy, Inc.	4,904	48,306
Pollard Banknote, Ltd.	727	12,838
*Precision Drilling Corp.	7,831	389,436
*Precision Drilling Corp.	38	1,891
Premium Brands Holdings Corp.	15,856	1,189,054
Primo Water Corp.	38,824	589,736
Primo Water Corp.	7,800	118,354
*Profound Medical Corp.	1,471	16,952
#*Profound Medical Corp.	2,895	33,582
Pulse Seismic, Inc.	276	375
Quarterhill, Inc.	2,245	2,218
#*Real Matters, Inc.	28,098	105,241
*RF Capital Group, Inc.	45	368
Richelieu Hardware, Ltd.	14,810	444,857
Rogers Sugar, Inc.	22,708	104,976
*Roots Corp.	120	277
Russel Metals, Inc.	32,682	831,327

10

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Sandstorm Gold, Ltd.	57,768	$332,166
*Sangoma Technologies Corp.	1,130	4,016
Savaria Corp.	16,572	203,072
Secure Energy Services, Inc.	94,627	440,239
*Shawcor, Ltd.	22,925	206,212
Sienna Senior Living, Inc.	33,902	272,456
ΩSleep Country Canada Holdings, Inc.	15,692	272,004
SNC-Lavalin Group, Inc.	63,886	1,469,618
Softchoice Corp.	2,782	33,578
ΩSpin Master Corp.	10,449	296,991
#Sprott, Inc.	7,454	268,493
Sprott, Inc.	2,202	79,115
SSR Mining, Inc.	1,100	15,734
SSR Mining, Inc.	70,861	1,014,730
Stantec, Inc.	1,607	96,500
Stelco Holdings, Inc.	12,068	421,219
Stella-Jones, Inc.	17,634	689,342
*ΩSTEP Energy Services, Ltd.	140	344
*Steppe Gold, Ltd.	52	40
StorageVault Canada, Inc.	27,926	119,215
*SunOpta, Inc.	19,403	164,925
Superior Plus Corp.	70,371	521,440
Supremex, Inc.	271	1,145
Surge Energy, Inc.	36,053	233,123
Sylogist, Ltd.	160	740
*Taiga Building Products, Ltd.	188	377
Tamarack Valley Energy, Ltd.	141,140	389,194
*Taseko Mines, Ltd.	33,187	54,759
TELUS Corp.	2,130	45,103
*TeraGo, Inc.	376	810
TerraVest Industries, Inc.	32	636
Tidewater Midstream and Infrastructure, Ltd.	1,356	910
*Torex Gold Resources, Inc.	34,844	571,099
Total Energy Services, Inc.	7,672	45,309
*Touchstone Exploration, Inc.	4,232	3,276
TransAlta Corp.	82,532	736,185
TransAlta Renewables, Inc.	32,629	304,326
Transcontinental, Inc., Class A	22,447	241,467
*»Trevali Mining Corp.	404	—
Trican Well Service, Ltd.	97,381	227,603
Tricon Residential, Inc.	76,005	610,320
Tricon Residential, Inc.	11,184	89,551
Triple Flag Precious Metals Corp.	10,252	165,613
*Trisura Group, Ltd.	19,139	441,821
*Uni-Select, Inc.	18,955	650,421
Vecima Networks, Inc.	1,891	32,067
Vermilion Energy, Inc.	48,092	609,326
VersaBank	64	479
*Victoria Gold Corp.	11,232	80,826
*Viemed Healthcare, Inc.	6,846	74,279
*Vitalhub Corp.	3,136	6,197
Wajax Corp.	1,420	25,180
Wall Financial Corp.	10	131
*Well Health Technologies Corp.	18,610	76,289
*Wesdome Gold Mines, Ltd.	70,467	440,062
Western Forest Products, Inc.	10,759	8,250
Westshore Terminals Investment Corp.	15,320	311,980
Whitecap Resources, Inc.	74,292	585,002

11

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*WildBrain, Ltd.	9,245	$13,905
Winpak, Ltd.	8,093	269,647
*Xtract One Technologies, Inc.	4,734	3,106
*Yangarra Resources, Ltd.	384	515
Yellow Pages, Ltd.	835	8,003

TOTAL CANADA		74,097,119

CHINA — (0.0%)
*Austasia Group, Ltd.	46,260	18,858
SIIC Environment Holdings, Ltd.	66,500	9,719

TOTAL CHINA		28,577

DENMARK — (2.7%)
*ALK-Abello A/S	28,065	355,006
Alm Brand A/S	272,872	504,817
#*Ambu A/S, Class B	52,672	836,348
*Bang & Olufsen A/S	16,553	23,292
BankNordik P/F	1,326	28,381
#*Bavarian Nordic A/S	28,306	776,902
*Bioporto A/S	18,514	4,196
*Brodrene Hartmann A/S	141	5,848
cBrain A/S	2,199	45,340
*Chemometec A/S	3,964	228,870
Columbus A/S	3,040	3,197
D/S Norden A/S	6,707	421,615
Dfds A/S	13,259	533,400
FLSmidth & Co. A/S	26,536	1,047,086
#*GN Store Nord A/S	25,394	677,043
#GronlandsBANKEN A/S	4	358
H Lundbeck A/S	67,292	356,429
H Lundbeck A/S, Class A	10,056	50,643
*H+H International A/S, Class B	4,050	66,587
ISS A/S	45,833	957,216
Jeudan A/S	1,036	41,585
*Jyske Bank A/S, Registered	15,134	1,105,354
Matas A/S	10,917	137,447
*MT Hoejgaard Holding A/S	31	650
#*ΩNetcompany Group A/S	12,656	488,896
*Nilfisk Holding A/S	407	8,343
#*NKT A/S	14,816	777,306
*ΩNNIT A/S	2,357	26,184
North Media A/S	1,331	11,829
*NTG Nordic Transport Group A/S	2,196	116,610
Per Aarsleff Holding A/S	5,295	228,229
Ringkjoebing Landbobank A/S	8,002	1,125,398
ROCKWOOL A/S, Class A	20	4,817
ROCKWOOL A/S, Class B	1,561	377,458
Royal Unibrew A/S	15,640	1,398,758
*RTX A/S	98	1,989
ΩScandinavian Tobacco Group A/S	17,584	343,278
Schouw & Co. A/S	3,285	279,779
SimCorp A/S	10,602	1,148,721
Solar A/S, B Shares	1,060	86,825
SP Group A/S	1,395	59,405
Spar Nord Bank A/S	24,230	393,707
Sparekassen Sjaelland-Fyn A/S	2,884	82,189
Sydbank AS	20,654	921,450
*TCM Group A/S	789	8,531
Tivoli A/S	26	3,127

12

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
Topdanmark A/S	12,788	$675,076
TORM PLC, Class A	10,208	319,033
#Vestjysk Bank A S	39,494	20,123
*Zealand Pharma A/S	11,338	383,235

TOTAL DENMARK		17,497,906

FINLAND — (2.1%)
*Afarak Group SE	8,843	5,838
Aktia Bank OYJ	14,072	141,839
Alandsbanken Abp, Class B	195	7,578
Alma Media OYJ	191	1,877
Anora Group OYJ	553	3,236
Aspo OYJ	646	5,812
Atria OYJ	58	690
Bittium OYJ	4,530	20,780
Cargotec OYJ, Class B	9,326	515,308
Citycon OYJ	24,379	184,363
Digia OYJ	56	341
ΩEnento Group OYJ	1,503	30,797
Enersense International OYJ	4	21
eQ Oyj	828	17,587
#Evli OYJ, Class B	16	329
*Finnair OYJ	110,738	64,917
Fiskars OYJ Abp	7,544	130,425
F-Secure Oyj	11,281	36,366
Gofore Oyj	217	6,349
Harvia OYJ	6,662	165,042
#*HKScan OYJ, A Shares	1,545	1,356
Huhtamaki OYJ	27,517	991,560
#*Incap Oyj	3,901	48,235
Kamux Corp.	12,960	79,408
Kemira OYJ	26,814	470,385
Kojamo OYJ	30,416	378,437
Konecranes OYJ	17,867	699,649
Lassila & Tikanoja OYJ	5,787	65,166
Marimekko Oyj	1,293	13,383
Metsa Board Oyj	45,657	329,398
Metsa Board Oyj	28	329
Musti Group OYJ	1,895	39,310
#*NoHo Partners OYJ	54	479
Nokian Renkaat OYJ	72,020	701,913
Olvi OYJ, A Shares	2,694	88,035
Oma Saastopankki Oyj	3,480	74,456
*Optomed Oy	36	161
Oriola OYJ, Class A	188	312
Oriola OYJ, Class B	15,324	24,598
Orion OYJ, Class A	1,130	53,082
Orion OYJ, Class B	22,830	1,074,205
Outokumpu OYJ	118,101	644,483
*Pihlajalinna Oyj	486	4,909
Ponsse OYJ	172	5,402
*Puuilo Oyj	1,489	11,532
#*QT Group Oyj	9,809	844,020
Raisio OYJ, Class V	48,177	121,267
Revenio Group OYJ	5,958	224,297
ΩRovio Entertainment OYJ	16,299	167,614
Sanoma OYJ	14,020	121,967
Scanfil OYJ	865	8,432
Siili Solutions OYJ	20	348

13

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
*SRV Group Oyj	36	$157
*Stockmann OYJ Abp, Class B	8,434	19,646
Suominen Oyj	124	370
Taaleri OYJ	710	8,152
Talenom OYJ	1,652	14,080
#*Tecnotree OYJ	45,150	23,128
ΩTerveystalo OYJ	28,035	245,438
TietoEVRY OYJ	24,308	777,169
Tokmanni Group Corp.	33,321	456,518
Uponor OYJ	26,953	719,500
Vaisala OYJ, A Shares	1,590	66,967
Valmet OYJ	46,288	1,564,737
Wartsila OYJ Abp	123,659	1,433,451
*WithSecure Oyj	26,269	43,153
#YIT OYJ	12,404	32,153

TOTAL FINLAND		14,032,242

FRANCE — (4.7%)
ABC arbitrage	8,130	54,392
*Air France-KLM	153,621	266,013
AKWEL	564	8,406
ΩALD SA	33,965	409,095
Alten SA	8,308	1,412,488
Assystem SA	46	2,204
*Atos SE	65,166	901,806
Aubay	1,935	95,169
Axway Software SA	543	12,769
*Bastide le Confort Medical	131	4,071
Beneteau SA	8,998	144,834
Boiron SA	275	12,114
Bonduelle SCA	6,248	78,911
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	221
#*Casino Guichard Perrachon SA	13,794	117,412
Catana Group	5,523	41,523
CBo Territoria	132	560
Cegedim SA	304	6,652
*CGG SA	328,611	246,694
Chargeurs SA	5,265	86,491
Cie des Alpes	7,503	119,113
*Cie Plastic Omnium SA	13,914	246,237
#*Claranova SE	15,860	35,106
Coface SA	35,327	540,552
#*DBV Technologies SA	27,875	89,244
Derichebourg SA	62,890	388,463
*Ekinops SAS	2,172	19,543
*ΩElior Group SA	54,844	190,725
Elis SA	59,895	1,190,230
Equasens	961	76,069
Eramet SA	2,876	279,726
#*Esso SA Francaise	26	1,281
Etablissements Maurel et Prom SA	11,119	42,571
Eurazeo SE	12,312	878,749
#Eutelsat Communications SA	70,988	472,182
*Exail Technologies SA	242	5,060
Exel Industries, Class A	4	224
*Faurecia SE	49,423	1,023,053
Fnac Darty SA	7,890	297,552
Gaztransport Et Technigaz SA	7,258	776,842
*GL Events	1,102	26,522

14

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Groupe Crit	12	$994
Groupe SFPI	322	782
Guerbet	2,782	51,107
Guillemot Corp.	1,533	11,390
Haulotte Group SA	146	564
HEXAOM	24	466
*ID Logistics Group	689	202,714
Imerys SA	9,374	385,391
Infotel SA	242	15,122
#*Innate Pharma SA	34,565	99,215
Interparfums SA	2,264	179,960
IPSOS	12,646	686,330
Jacquet Metals SACA	2,973	58,160
*JCDecaux SA	10,175	225,562
#Kaufman & Broad SA	4,955	161,374
#Korian SA	24,432	211,872
Laurent-Perrier	18	2,444
Lectra	5,788	188,503
Linedata Services	4	200
LISI	3,333	94,566
#LNA Sante SA	1,788	62,772
*Lumibird	784	11,858
ΩMaisons du Monde SA	4,083	43,048
Manitou BF SA	2,730	67,512
#*McPhy Energy SA	13,985	189,904
#Mersen SA	7,007	283,127
Metropole Television SA	17,711	286,254
#*Nacon SA	382	1,014
ΩNeoen SA	7,902	237,287
Neurones	1,075	45,039
Nexans SA	6,625	569,393
#Nexity SA	11,544	303,065
NRJ Group	348	2,682
Oeneo SA	230	3,656
#*OL Groupe SA	44	143
*OSE Immuno	64	286
#*Pierre Et Vacances SA	2,607	4,766
*Prodways Group SA	346	848
Quadient SA	8,913	177,119
Rexel SA	57,220	1,326,584
Rothschild & Co.	7,308	377,986
Rubis SCA	27,993	827,614
Savencia SA	382	26,569
SCOR SE	47,407	1,225,736
SEB SA	6,778	776,724
Seche Environnement SA	775	88,811
SES SA	109,365	677,947
*ΩSMCP SA	4,891	43,305
Societe BIC SA	7,185	443,807
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	19	2,051
Societe LDC SA	335	42,162
Societe pour l’Informatique Industrielle	1,537	85,860
*SOITEC	6,527	963,414
#*Solocal Group	28,904	6,733
Sopra Steria Group SACA	4,602	995,796
SPIE SA	44,517	1,389,866
#*ΩSRP Groupe SA	858	1,402
Stef SA	330	38,326

15

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*Sword Group	893	$42,984
Synergie SE	36	1,312
Technip Energies NV	39,060	868,048
Television Francaise 1	15,083	121,723
#TFF Group	726	33,102
Thermador Groupe	811	84,162
Totalenergies EP Gabon	41	8,157
Trigano SA	3,280	427,291
*Ubisoft Entertainment SA	25,015	731,560
Valeo SA	60,870	1,187,093
*Vallourec SA	32,609	372,062
#Vantiva SA	26,105	6,268
ΩVerallia SA	20,856	847,779
*Verimatrix SA	260	183
Vetoquinol SA	767	75,277
Vicat SA	5,584	163,057
VIEL & Cie SA	64	537
»Vilmorin & Cie SA	2,439	115,918
Virbac SA	1,247	426,084
*Voltalia SA	4,638	70,558
Vranken-Pommery Monopole SA	12	240
Wavestone	4,174	214,967
*ΩX-Fab Silicon Foundries SE	20,875	177,799
*Xilam Animation SA	97	2,645

TOTAL FRANCE		30,786,857

GERMANY — (6.4%)
1&1 AG	8,242	96,269
3U Holding AG	2,144	12,876
7C Solarparken AG	14,139	62,204
Adesso SE	656	98,205
#*ADVA Optical Networking SE	4,353	96,114
AIXTRON SE	5,661	160,180
All for One Group SE	29	1,319
Allgeier SE	564	17,030
AlzChem Group AG	167	3,503
Amadeus Fire AG	1,256	185,252
Atoss Software AG	340	68,165
ΩAumann AG	60	1,102
Aurubis AG	3,985	373,071
*ΩAuto1 Group SE	34,553	272,060
Basler AG	216	4,655
*Bauer AG	92	652
BayWa AG	4	248
BayWa AG	3,734	159,946
Bechtle AG	26,113	1,212,245
ΩBefesa SA	22,161	997,221
Bertrandt AG	1,553	86,583
*Bijou Brigitte AG	767	46,403
Bilfinger SE	22,581	977,230
*Borussia Dortmund GmbH & Co. KGaA	20,333	101,575
CANCOM SE	22,307	801,850
#*CECONOMY AG	65,637	199,853
CENIT AG	16	264
Cewe Stiftung & Co. KGaA	502	51,763
CompuGroup Medical SE & Co. KGaA	11,990	658,934
CropEnergies AG	7,421	85,860
*CTS Eventim AG & Co. KGaA	17,696	1,164,365
Dermapharm Holding SE	5,414	271,716

16

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Deutz AG	7,363	$48,894
*DFV Deutsche Familienversicherung AG	21	181
#DIC Asset AG	10,135	77,092
#*Dr Hoenle AG	28	595
Draegerwerk AG & Co. KGaA	16	738
Duerr AG	22,313	773,491
ΩDWS Group GmbH & Co. KGaA	5,174	171,934
Eckert & Ziegler Strahlen- und Medizintechnik AG	5,808	300,082
EDAG Engineering Group AG	90	1,053
Elmos Semiconductor SE	2,856	215,666
ElringKlinger AG	6,404	71,902
Encavis AG	36,184	626,169
Energiekontor AG	2,084	166,803
*Evotec SE	16,667	305,905
Fabasoft AG	24	443
Fielmann AG	5,952	308,574
#*flatexDEGIRO AG	33,729	363,058
FORTEC Elektronik AG	12	302
#*Fraport AG Frankfurt Airport Services Worldwide	13,037	700,498
Freenet AG	19,571	558,307
FUCHS PETROLUB SE	7,446	242,090
FUCHS PETROLUB SE, Preference	27,146	1,072,893
Gerresheimer AG	12,673	1,380,907
Gesco SE	485	14,510
GFT Technologies SE	5,670	223,720
*GK Software SE	14	2,944
*Global Fashion Group SA	10,409	9,463
*Grammer AG	12	226
Grand City Properties SA	21,026	175,488
*H&R GmbH & Co. KGaA	1,924	11,045
Hamburger Hafen und Logistik AG	4,852	67,065
Hawesko Holding SE	104	4,972
#*Heidelberger Druckmaschinen AG	74,088	153,280
*HelloFresh SE	45,524	1,217,759
Hensoldt AG	12,377	464,582
*Highlight Communications AG	18	72
HOCHTIEF AG	7,437	621,939
Hornbach Holding AG & Co. KGaA	5,050	429,289
HUGO BOSS AG	20,963	1,578,821
*Hypoport SE	750	120,142
Indus Holding AG	96	2,846
ΩInstone Real Estate Group SE	12,667	101,386
IVU Traffic Technologies AG	1,148	21,647
*Jenoptik AG	23,525	750,057
ΩJOST Werke AG	3,493	193,199
Jungheinrich AG, Preference	20,356	787,452
K+S AG, Registered	22,379	446,938
KION Group AG	22,302	921,330
Kloeckner & Co. SE	9,307	103,263
Knaus Tabbert AG	1,129	58,644
*Koenig & Bauer AG	2,670	55,239
Kontron AG	22,128	428,245
KPS AG	170	544
Krones AG	4,783	627,313
KWS Saat SE & Co. KGaA	3,155	204,807
LANXESS AG	9,016	366,891
LEG Immobilien SE	17,665	1,099,528
Leifheit AG	126	2,233

17

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*Leoni AG	1,760	$517
*LPKF Laser & Electronics SE	7,096	76,969
*Manz AG	468	12,297
*Medios AG	2,749	55,235
*METRO AG	30,697	261,118
MLP SE	9,698	55,353
Mutares SE & Co. KGaA	3,610	83,694
#*Nagarro SE	5,568	598,108
Nemetschek SE	9,975	777,253
New Work SE	847	154,289
Nexus AG	3,019	173,314
*Nordex SE	42,480	510,248
Norma Group SE	11,254	267,373
OHB SE	32	1,139
PATRIZIA SE	8,339	89,669
Pfeiffer Vacuum Technology AG	1,145	190,876
ProSiebenSat.1 Media SE	67,731	607,171
PSI Software AG	2,196	71,398
*PVA TePla AG	7,079	151,615
*q.beyond AG	5,492	4,450
Rational AG	38	27,479
RTL Group SA	3,315	155,466
SAF-Holland SE	1,262	17,457
Salzgitter AG	19,661	777,931
Schloss Wachenheim AG	12	208
ΩScout24 SE	10,582	660,061
Secunet Security Networks AG	151	33,341
#*SGL Carbon SE	19,547	179,976
#*ΩShop Apotheke Europe NV	3,381	337,727
Siltronic AG	6,389	459,531
Sixt SE	5,883	729,367
*SNP Schneider-Neureither & Partner SE	28	912
Software AG	15,182	517,911
Stabilus SE	13,288	868,458
Stemmer Imaging AG	16	786
STRATEC SE	622	42,781
#Stroeer SE & Co. KGaA	9,357	513,612
Suedzucker AG	22,300	451,022
SUESS MicroTec SE	3,770	98,433
Surteco Group SE	4	87
*Synlab AG	2,366	25,023
TAG Immobilien AG	69,026	590,585
Takkt AG	9,301	149,095
*ΩTeamViewer SE	55,796	1,027,156
Technotrans SE	30	924
thyssenkrupp AG	162,193	1,164,610
Traffic Systems SE	95	3,356
United Internet AG	17,339	297,853
USU Software AG	24	662
*va-Q-tec AG	68	1,640
Varta AG	9,278	240,196
#VERBIO Vereinigte BioEnergie AG	7,109	264,802
*Vitesco Technologies Group AG	8,069	552,305
Vossloh AG	2,347	107,659
Wacker Neuson SE	6,269	152,953
Washtec AG	1,855	81,302
#*Westwing Group SE	496	3,860
Wuestenrot & Wuerttembergische AG	8,063	146,875

18

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Zeal Network SE	2,926	$119,682

TOTAL GERMANY		41,868,339

HONG KONG — (2.2%)
*Aidigong Maternal & Child Health, Ltd.	1,624,000	107,579
Analogue Holdings, Ltd.	2,000	372
#*Apollo Future Mobility Group, Ltd.	1,252,000	18,980
ASMPT, Ltd.	107,100	838,392
Bank of East Asia, Ltd. (The)	348,826	458,590
BOCOM International Holdings Co., Ltd.	15,000	850
Bright Smart Securities & Commodities Group, Ltd.	186,000	32,698
Cafe de Coral Holdings, Ltd.	92,000	128,450
#*Central Holding Group Co., Ltd.	41,000	99,550
*China Energy Development Holdings, Ltd.	524,000	6,075
Chow Sang Sang Holdings International, Ltd.	59,000	77,415
CITIC Telecom International Holdings, Ltd.	423,000	169,741
#CK Life Sciences Int’l Holdings, Inc.	1,086,000	109,293
*C-Mer Eye Care Holdings, Ltd.	160,000	91,313
*Cowell e Holdings, Inc.	174,000	335,148
ΩCrystal International Group, Ltd.	165,000	63,479
Dah Sing Banking Group, Ltd.	100,400	80,321
Dah Sing Financial Holdings, Ltd.	34,800	88,885
*Digital Domain Holdings, Ltd.	10,000	297
EC Healthcare	227,000	152,396
Emperor Watch & Jewellery, Ltd.	10,000	224
*Esprit Holdings, Ltd.	1,697,500	138,397
Fairwood Holdings, Ltd.	500	748
Far East Consortium International, Ltd.	343,900	86,743
First Pacific Co., Ltd.	854,000	285,033
*ΩFIT Hon Teng, Ltd.	646,000	127,556
*ΩFosun Tourism Group	56,200	65,150
*ΩFrontage Holdings Corp.	346,000	107,107
*Frontier Services Group, Ltd.	4,000	127
FSE Lifestyle Services, Ltd.	16,000	12,291
Giordano International, Ltd.	276,000	82,977
Golden Resources Development International, Ltd.	72,000	11,924
Great Eagle Holdings, Ltd.	7,031	14,331
*Greentech Technology International, Ltd.	168,000	11,129
Guotai Junan International Holdings, Ltd.	1,218,000	102,406
#*Haitong International Securities Group, Ltd.	1,903,600	160,050
Hang Lung Group, Ltd.	104,000	182,565
HKBN, Ltd.	543,000	382,526
HKR International, Ltd.	800	255
#Hong Kong Technology Venture Co., Ltd.	253,000	158,892
*Hongkong & Shanghai Hotels, Ltd. (The)	48,000	47,022
ΩHonma Golf, Ltd.	500	213
*Hypebeast, Ltd.	2,500	94
Hysan Development Co., Ltd.	200,000	564,338
*IGG, Inc.	532,000	438,482
International Housewares Retail Co., Ltd.	19,000	6,995
*IRC, Ltd.	1,480,000	16,968
ITC Properties Group, Ltd.	1,000	129
Jacobson Pharma Corp., Ltd.	4,000	484
Johnson Electric Holdings, Ltd.	207,500	231,293
K Wah International Holdings, Ltd.	288,000	99,425
Karrie International Holdings, Ltd.	2,000	219
Kerry Logistics Network, Ltd.	86,500	122,314
Kerry Properties, Ltd.	328,500	845,323
Kowloon Development Co., Ltd.	11,000	11,981

19

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*KRP Development Holdings, Ltd.	500	$87
*Lai Sun Development Co., Ltd.	3,000	581
L’Occitane International SA	49,250	124,852
Luk Fook Holdings International, Ltd.	98,000	313,354
#Man Wah Holdings, Ltd.	539,200	451,972
#MECOM Power and Construction, Ltd.	295,000	53,740
*Melco International Development, Ltd.	447,000	515,907
*Midland Holdings, Ltd.	2,000	209
Modern Dental Group, Ltd.	115,000	37,211
*Mongolian Mining Corp.	285,000	102,021
*NagaCorp., Ltd.	180,574	145,841
*NEW Concepts Holdings, Ltd.	236,000	18,940
Nissin Foods Co., Ltd.	76,000	67,771
Pacific Basin Shipping, Ltd.	2,206,000	764,382
Pacific Textiles Holdings, Ltd.	300,000	96,307
PC Partner Group, Ltd.	94,000	53,647
PCCW, Ltd.	756,000	393,895
Pentamaster International, Ltd.	8,000	1,131
#Perfect Medical Health Management, Ltd.	23,000	11,193
Pico Far East Holdings, Ltd.	4,000	673
Public Financial Holdings, Ltd.	2,000	561
ΩRegina Miracle International Holdings, Ltd.	1,000	358
*Sa Sa International Holdings, Ltd.	4,000	938
Samson Holding, Ltd.	4,000	127
*ΩSamsonite International SA	346,200	1,091,536
*Shangri-La Asia, Ltd.	110,000	101,313
*Shun Tak Holdings, Ltd.	490,000	88,638
#*SJM Holdings, Ltd.	877,249	453,717
SmarTone Telecommunications Holdings, Ltd.	71,000	43,143
#Solomon Systech International, Ltd.	506,000	31,263
*Space Group Holdings, Ltd.	50,000	22,293
Stella International Holdings, Ltd.	97,000	100,955
SUNeVision Holdings, Ltd.	163,000	92,402
Tai Hing Group Holdings, Ltd.	2,000	247
*Television Broadcasts, Ltd.	54,100	47,278
Texhong International Group, Ltd.	137,500	100,192
Texwinca Holdings, Ltd.	6,000	1,070
*Theme International Holdings, Ltd.	990,000	114,766
*TOM Group, Ltd.	2,000	160
*Tongda Group Holdings, Ltd.	280,000	3,924
Town Health International Medical Group, Ltd.	650,000	25,255
Tradelink Electronic Commerce, Ltd.	4,000	484
Transport International Holdings, Ltd.	8,000	10,579
United Laboratories International Holdings, Ltd. (The)	640,000	516,898
Value Partners Group, Ltd.	179,000	56,551
Vitasoy International Holdings, Ltd.	140,000	247,188
#*Vobile Group, Ltd.	310,000	120,052
*ΩVPower Group International Holdings, Ltd.	586,000	27,247
VSTECS Holdings, Ltd.	190,000	108,919
VTech Holdings, Ltd.	43,400	260,127
*Wang On Group, Ltd.	920,000	5,743
*Xingye Alloy Materials Group, Ltd.	1,000	136
Yue Yuen Industrial Holdings, Ltd.	227,500	341,399
*Yunfeng Financial Group, Ltd.	2,000	301
#*Zensun Enterprises, Ltd.	389,000	35,679
*Zhaobangji Properties Holdings, Ltd.	688,000	28,484

TOTAL HONG KONG		14,409,172

20

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
IRELAND — (0.3%)
AIB Group PLC	24,921	$107,244
Bank of Ireland Group PLC	14,333	148,267
Cairn Homes PLC	126,229	142,701
*Dalata Hotel Group PLC	94,250	473,955
FBD Holdings PLC	2,392	33,802
Glanbia PLC	44,003	667,963
*ΩGlenveagh Properties PLC	57,067	59,600
Irish Continental Group PLC	24,917	128,739
*Permanent TSB Group Holdings PLC	12,134	30,409

TOTAL IRELAND		1,792,680

ISRAEL — (0.9%)
Afcon Holdings, Ltd.	12	309
*AFI Properties, Ltd.	80	2,126
Africa Israel Residences, Ltd.	3,704	135,063
*Allot, Ltd.	152	411
Alrov Properties and Lodgings, Ltd.	190	7,487
Arad, Ltd.	52	640
*Argo Properties NV	3,174	42,533
AudioCodes, Ltd.	5,535	56,457
AudioCodes, Ltd.	968	9,647
Aura Investments, Ltd.	43,842	62,813
Automatic Bank Services, Ltd.	3,317	11,511
*Avgol Industries 1953, Ltd.	1,020	505
*Azorim-Investment Development & Construction Co., Ltd.	31,092	74,001
*Bet Shemesh Engines Holdings 1997, Ltd.	1,098	26,604
*BioLine RX, Ltd.	3,244	229
Blue Square Real Estate, Ltd.	489	24,407
*Brack Capital Properties NV	12	1,367
*Camtek, Ltd.	2,393	61,153
Carasso Motors, Ltd.	9,137	40,729
*Cellcom Israel, Ltd.	27,467	97,437
*Clal Insurance Enterprises Holdings, Ltd.	30,776	469,623
Danel Adir Yeoshua, Ltd.	3,389	246,222
Delek Automotive Systems, Ltd.	18,019	144,194
Delta Galil, Ltd.	2,637	111,167
Delta Israel Brands, Ltd.	872	9,999
*Dor Alon Energy in Israel 1988, Ltd.	8	157
E&M Computing, Ltd.	88	187
*El Al Israel Airlines	19,229	20,226
Electra Consumer Products 1970, Ltd.	3,251	76,214
Electra Real Estate, Ltd.	7,742	79,731
*Ellomay Capital, Ltd.	28	370
*Enlight Renewable Energy, Ltd.	1	10
*Equital, Ltd.	4,664	117,799
FMS Enterprises Migun, Ltd.	16	466
Formula Systems 1985, Ltd.	4,481	281,814
Fox Wizel, Ltd.	1,694	141,103
*Gilat Satellite Networks, Ltd.	14,129	65,663
#*Hagag Group Real Estate Development	14,664	47,463
*Hamat Group, Ltd.	68	257
Hilan, Ltd.	2,495	109,983
IDI Insurance Co., Ltd.	2,742	70,653
Ilex Medical, Ltd.	821	17,768
Inrom Construction Industries, Ltd.	29,588	101,788
Israel Canada T.R, Ltd.	69,593	126,882
Israel Land Development Co., Ltd. (The)	4,066	29,832
Isras Investment Co., Ltd.	388	67,219
Issta, Ltd.	3,185	65,453

21

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Kamada, Ltd.	6,295	$29,083
Kardan Real Estate Enterprise & Development, Ltd.	380	374
Kerur Holdings, Ltd.	36	801
Klil Industries, Ltd.	4	181
Lapidoth Capital, Ltd.	774	11,768
Levinstein Properties, Ltd.	1,144	24,343
M Yochananof & Sons, Ltd.	1,180	54,482
Magic Software Enterprises, Ltd.	2,668	35,778
Malam - Team, Ltd.	921	15,637
Matrix IT, Ltd.	9,747	173,929
#Max Stock, Ltd.	16,241	30,884
#Maytronics, Ltd.	24,058	250,805
Mediterranean Towers, Ltd.	4,123	7,722
#Mega or Holdings, Ltd.	9,869	193,013
*Meitav Dash Investments, Ltd.	104	344
Menora Mivtachim Holdings, Ltd.	1,864	38,880
Meshulam Levinstein Contracting & Engineering, Ltd.	4	275
*Migdal Insurance & Financial Holdings, Ltd.	74,141	79,310
Naphtha Israel Petroleum Corp., Ltd.	10,339	43,898
*Neto Malinda Trading, Ltd.	3,169	55,477
*Neto ME Holdings, Ltd.	30	639
Novolog, Ltd.	38,373	19,163
Oil Refineries, Ltd.	775,576	214,345
One Software Technologies, Ltd.	1,334	14,252
Palram Industries 1990, Ltd.	1,132	7,851
*Partner Communications Co., Ltd.	32,041	155,427
*Paz Oil Co., Ltd.	2,374	222,617
*Perion Network, Ltd.	12,005	420,915
Plasson Industries, Ltd.	235	9,597
*Pluri, Inc.	124	128
Prashkovsky Investments and Construction, Ltd.	3,223	65,374
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,149	65,247
Rapac Communication & Infrastructure, Ltd.	20	144
Raval Ics, Ltd.	184	243
Retailors, Ltd.	1,098	20,831
Sano-Brunos Enterprises, Ltd.	103	5,639
*Scope Metals Group, Ltd.	5,054	167,334
*Shikun & Binui, Ltd.	4,021	8,574
Suny Cellular Communication, Ltd.	424	161
Tadiran Group, Ltd.	2,145	190,348
ΩTamar Petroleum, Ltd.	16,198	45,791
*Tel Aviv Stock Exchange, Ltd.	20,568	94,513
Telsys, Ltd.	11	666
Tiv Taam Holdings 1, Ltd.	272	480
Victory Supermarket Chain, Ltd.	28	273
YD More Investments, Ltd.	128	289
YH Dimri Construction & Development, Ltd.	1,243	66,586

TOTAL ISRAEL		5,902,083

ITALY — (4.0%)
A2A SpA	470,608	831,279
ACEA SpA	8,035	117,979
Alerion Cleanpower SpA	48	1,547
Amplifon SpA	1,956	71,866
ΩAnima Holding SpA	74,011	307,712
Aquafil SpA	96	526
Arnoldo Mondadori Editore SpA	29,703	65,059
Ascopiave SpA	19,440	62,454
*Autogrill SpA	12,721	93,252

22

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
#Avio SpA	4,991	$50,637
Azimut Holding SpA	36,975	826,202
Banca Generali SpA	20,177	670,265
Banca IFIS SpA	4,067	68,337
Banca Mediolanum SpA	24,545	222,038
Banca Popolare di Sondrio SPA	215,759	981,849
Banca Profilo SpA	1,324	337
ΩBanca Sistema SpA	200	301
Banco BPM SpA	530,826	2,159,521
*Banco di Desio e della Brianza SpA	200	740
Biesse SpA	2,930	44,704
BPER Banca	328,988	924,348
Brembo SpA	35,700	524,583
Brunello Cucinelli SpA	10,990	1,051,924
Buzzi Unicem SpA	32,765	814,604
Cairo Communication SpA	40,180	80,910
ΩCarel Industries SpA	9,551	250,954
Cementir Holding NV	12,080	101,489
*CIR SpA-Compagnie Industriali	50,125	21,194
Credito Emiliano SpA	15,272	117,347
d’Amico International Shipping SA	161,392	71,894
Danieli & C Officine Meccaniche SpA	4,020	104,738
Danieli & C Officine Meccaniche SpA	12,381	253,689
Datalogic SpA	13,680	113,497
De’ Longhi SpA	21,990	511,271
#Digital Bros SpA	3,215	73,187
ΩdoValue SpA	11,248	78,977
El.En. SpA	11,012	142,239
Elica SpA	92	287
Emak SpA	284	359
ΩEnav SpA	57,879	271,823
ERG SpA	4,427	133,915
Esprinet SpA	11,533	102,177
*Eurotech SpA	144	469
#Exprivia SpA	116	169
Fila SpA	1,575	13,041
*Fincantieri SpA	41,290	25,208
*FNM SpA	640	312
*Garofalo Health Care SpA	156	642
Gefran SpA	28	310
*Geox SpA	384	435
GPI SpA	1,006	13,461
Gruppo MutuiOnline SpA	7,551	235,916
#*ΩGvs SpA	2,868	19,552
Hera SpA	249,248	777,077
#*Illimity Bank SpA	11,023	77,823
IMMSI SpA	756	485
Interpump Group SpA	21,571	1,202,146
Iren SpA	225,952	488,673
Italgas SpA	155,461	1,017,756
*Iveco Group NV	125,977	1,133,487
#*Juventus Football Club SpA	47,113	15,052
*KME Group SpA	44,917	48,150
#*Landi Renzo SpA	39,316	24,133
Leonardo SpA	122,562	1,462,003
LU-VE SpA	234	7,853
#Maire Tecnimont SpA	98,203	421,521
*MARR SpA	4,200	65,842

23

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
MFE-MediaForEurope NV, Class A	206,857	$97,925
#MFE-MediaForEurope NV, Class B	120,078	88,554
*Newlat Food SpA	779	4,687
Openjobmetis Spa agenzia per il lavoro	52	572
Orsero SpA	4,505	63,164
ΩOVS SpA	104,878	314,935
Pharmanutra SpA	642	35,722
Piaggio & C SpA	99,170	408,154
ΩPiovan SpA	68	762
ΩPirelli & C SpA	117,048	613,281
ΩRAI Way SpA	22,089	141,684
Reply SpA	7,078	824,386
Rizzoli Corriere Della Sera Mediagroup SpA	2,544	2,202
Sabaf SpA	44	802
*SAES Getters SpA	28	887
*SAES Getters SpA	537	17,074
*Safilo Group SpA	59,196	85,285
*Salcef Group SpA	60	1,404
Salvatore Ferragamo SpA	8,573	150,770
Sanlorenzo SpA Ameglia	327	14,675
*Saras SpA	273,791	354,707
Sesa SpA	2,453	300,329
SIT SpA	36	212
SOL SpA	6,050	174,995
ΩTechnogym SpA	79,321	723,767
#*Telecom Italia SpA Milano	1,927,345	567,905
*Tesmec SpA	117,759	21,139
#*Tessellis SpA	14,950	9,177
Tinexta SpA	4,780	97,521
*Tod’s SpA	450	19,027
#ΩUnieuro SpA	11,817	142,070
Unipol Gruppo SpA	115,771	651,324
Webuild SpA	169,991	365,955
Zignago Vetro SpA	10,589	196,863

TOTAL ITALY		25,865,443

JAPAN — (23.5%)
&Do Holdings Co., Ltd.	1,800	12,638
77 Bank, Ltd. (The)	23,000	371,439
A&D HOLON Holdings Co., Ltd.	15,300	153,152
Achilles Corp.	2,500	26,549
AD Works Group Co., Ltd.	52,800	66,696
Adastria Co., Ltd.	14,400	270,413
ADEKA Corp.	33,600	563,105
Adtec Plasma Technology Co., Ltd.	1,200	11,474
Advan Group Co., Ltd.	1,900	13,186
Advance Create Co., Ltd.	1,400	11,515
Adventure, Inc.	400	29,699
Adways, Inc.	1,600	8,214
Aeon Delight Co., Ltd.	100	2,211
Aeon Fantasy Co., Ltd.	2,000	47,883
Aeon Hokkaido Corp.	11,600	69,345
AFC-HD AMS Life Science Co., Ltd.	3,900	21,768
Ahresty Corp.	8,500	35,395
Ai Holdings Corp.	5,900	102,605
Aica Kogyo Co., Ltd.	19,800	447,868
Aichi Financial Group, Inc.	1,332	20,758
Aichi Steel Corp.	2,100	41,810
Aida Engineering, Ltd.	8,800	55,192

24

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Aiming, Inc.	9,700	$32,484
Ain Holdings, Inc.	5,800	240,238
Airport Facilities Co., Ltd.	100	422
Airtech Japan, Ltd.	3,900	31,649
Airtrip Corp.	10,600	211,977
Aisan Industry Co., Ltd.	5,900	41,943
#AIT Corp.	2,000	23,398
*Akebono Brake Industry Co., Ltd.	41,100	44,974
Akita Bank, Ltd. (The)	2,700	35,553
Albis Co., Ltd.	1,000	18,206
Alconix Corp.	4,200	42,566
Alinco, Inc.	2,500	18,856
Alleanza Holdings Co., Ltd.	100	732
*Allied Architects, Inc.	800	3,854
*Allied Telesis Holdings KK	3,300	2,642
Alpen Co., Ltd.	10,200	155,436
Alps Alpine Co., Ltd.	46,000	417,214
Alps Logistics Co., Ltd.	3,300	31,385
Altech Corp.	1,600	30,140
Amano Corp.	19,700	399,165
Amiyaki Tei Co., Ltd.	500	13,917
Anabuki Kosan, Inc.	1,400	23,843
Anest Iwata Corp.	5,000	37,308
#*AnGes, Inc.	140,400	101,048
Anicom Holdings, Inc.	35,500	137,396
Anritsu Corp.	94,800	864,698
AOKI Holdings, Inc.	29,000	201,050
Aoyama Trading Co., Ltd.	34,700	235,725
Aoyama Zaisan Networks Co., Ltd.	5,800	42,808
Aozora Bank, Ltd.	4,700	83,945
Arakawa Chemical Industries, Ltd.	4,500	32,718
Arata Corp.	2,300	74,491
Arcland Service Holdings Co., Ltd.	1,300	27,257
#ARCLANDS CORP.	9,600	108,363
Arcs Co., Ltd.	18,700	339,076
Ardepro Co., Ltd.	120	339
Arealink Co., Ltd.	2,600	43,994
Argo Graphics, Inc.	1,700	47,630
Arisawa Manufacturing Co., Ltd.	11,000	100,900
ARTERIA Networks Corp.	400	3,819
As One Corp.	3,800	160,188
Asahi Co., Ltd.	4,300	41,053
Asahi Holdings, Inc.	42,400	622,774
Asahi Net, Inc.	100	433
ASAHI YUKIZAI CORP.	4,000	93,269
Asanuma Corp.	3,800	87,071
Asia Pile Holdings Corp.	5,400	29,228
ASKA Pharmaceutical Holdings Co., Ltd.	3,900	36,432
ASKUL Corp.	8,400	111,535
Astena Holdings Co., Ltd.	28,800	95,813
Asti Corp.	700	17,582
Asukanet Co., Ltd.	3,500	24,213
*Atrae, Inc.	100	602
Aucnet, Inc.	3,000	34,965
Autobacs Seven Co., Ltd.	25,100	284,982
Avant Group Corp.	400	4,116
Avantia Co., Ltd.	100	607
Avex, Inc.	27,500	313,443

25

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Awa Bank, Ltd. (The)	6,500	$96,618
Axial Retailing, Inc.	2,300	59,457
*Axxzia, Inc.	2,100	17,134
AZ-COM MARUWA Holdings, Inc.	10,700	157,162
Bando Chemical Industries, Ltd.	5,500	43,906
Bank of Iwate, Ltd. (The)	4,000	63,482
Bank of Nagoya, Ltd. (The)	1,300	32,699
Bank of Saga, Ltd. (The)	1,200	14,700
Bank of the Ryukyus, Ltd.	8,400	57,001
Belc Co., Ltd.	1,700	76,532
Bell System24 Holdings, Inc.	5,900	60,402
Belluna Co., Ltd.	20,200	110,520
Benesse Holdings, Inc.	30,900	442,288
#*Bengo4.com, Inc.	2,600	49,703
Bic Camera, Inc.	42,500	354,882
B-Lot Co., Ltd.	4,800	20,975
BML, Inc.	100	2,236
#Bookoff Group Holdings, Ltd.	5,300	52,858
Br Holdings Corp.	800	2,209
*BrainPad, Inc.	400	2,021
Broadband Tower, Inc.	23,400	24,403
Broadleaf Co., Ltd.	700	2,195
Bunka Shutter Co., Ltd.	40,200	340,991
*Bushiroad, Inc.	4,600	30,100
Business Brain Showa-Ota, Inc.	700	10,061
C Uyemura & Co., Ltd.	2,600	124,878
Canon Electronics, Inc.	3,600	48,832
Career Design Center Co., Ltd.	1,300	19,629
Careerlink Co., Ltd.	2,200	35,529
Carenet, Inc.	17,000	116,609
Carlit Holdings Co., Ltd.	1,100	5,615
Carta Holdings, Inc.	2,100	22,332
Cawachi, Ltd.	9,000	154,004
#*CellSource Co., Ltd.	1,300	24,422
#Celsys, Inc.	18,900	89,944
Central Automotive Products, Ltd.	700	14,842
Central Glass Co., Ltd.	3,400	73,136
Central Security Patrols Co., Ltd.	2,300	47,414
#Ceres, Inc. Japan	5,400	56,711
Change Holdings, Inc.	13,600	228,822
Charm Care Corp. KK	2,900	22,980
Chiba Kogyo Bank, Ltd. (The)	35,000	143,172
*Chikaranomoto Holdings Co., Ltd.	3,700	38,558
Chilled & Frozen Logistics Holdings Co., Ltd.	1,400	13,582
*Chiyoda Corp.	52,700	154,425
Chori Co., Ltd.	2,400	45,404
Chubu Shiryo Co., Ltd.	4,600	37,600
Chuetsu Pulp & Paper Co., Ltd.	1,400	10,313
Chugin Financial Group, Inc.	21,600	144,196
*Chugoku Electric Power Co., Inc. (The)	94,900	499,015
Chugoku Marine Paints, Ltd.	13,000	113,039
CI Takiron Corp.	6,300	23,134
Citizen Watch Co., Ltd.	78,600	432,353
CKD Corp.	17,500	264,752
CK-San-Etsu Co., Ltd.	400	12,632
CMIC Holdings Co., Ltd.	7,000	99,835
CMK Corp.	33,500	113,172
Colowide Co., Ltd.	33,200	506,662

26

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Computer Engineering & Consulting, Ltd.	6,900	$71,399
Comture Corp.	700	10,271
Cosmo Energy Holdings Co., Ltd.	1,200	38,071
Cota Co., Ltd.	1,111	13,585
CRE, Inc.	3,400	32,411
Create Restaurants Holdings, Inc.	23,200	168,678
Create SD Holdings Co., Ltd.	4,900	118,393
Creek & River Co., Ltd.	1,800	27,959
Cresco, Ltd.	2,700	35,454
*CrowdWorks, Inc.	1,100	11,528
CTI Engineering Co., Ltd.	3,300	79,976
CTS Co., Ltd.	4,100	23,727
Curves Holdings Co., Ltd.	7,600	44,038
Cybernet Systems Co., Ltd.	100	634
Cybozu, Inc.	25,300	501,857
Dai Nippon Toryo Co., Ltd.	4,000	25,234
Daicel Corp.	71,700	562,374
Dai-Dan Co., Ltd.	2,200	39,649
Daido Metal Co., Ltd.	3,000	11,567
Daido Steel Co., Ltd.	8,300	317,578
Daihatsu Diesel Manufacturing Co., Ltd.	3,000	13,924
Daihen Corp.	100	3,275
Daiho Corp.	1,000	28,642
DAI-Ichi Cutter Kogyo KK	1,700	15,544
Daiichi Jitsugyo Co., Ltd.	1,100	46,855
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,100	8,070
Daiichikosho Co., Ltd.	4,600	82,092
Daiken Corp.	1,800	30,827
Daiki Aluminium Industry Co., Ltd.	8,800	89,703
Daikokutenbussan Co., Ltd.	3,800	151,537
Daikyonishikawa Corp.	2,900	14,440
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,355	45,755
Daio Paper Corp.	32,000	258,510
Daiseki Co., Ltd.	17,900	509,400
Daiseki Eco. Solution Co., Ltd.	300	2,080
Daishi Hokuetsu Financial Group, Inc.	3,900	86,355
Daishinku Corp.	18,600	93,024
Daisue Construction Co., Ltd.	2,400	21,591
Daito Pharmaceutical Co., Ltd.	3,800	70,522
Daitron Co., Ltd.	2,000	38,248
Daiwabo Holdings Co., Ltd.	39,200	735,549
DCM Holdings Co., Ltd.	27,900	291,775
Dear Life Co., Ltd.	44,000	232,659
Denka Co., Ltd.	12,300	245,070
Dexerials Corp.	34,700	653,914
Diamond Electric Holdings Co., Ltd.	2,400	16,127
DIC Corp.	23,100	424,457
Digital Arts, Inc.	1,600	59,222
Digital Garage, Inc.	5,800	203,606
Digital Hearts Holdings Co., Ltd.	100	1,077
Digital Information Technologies Corp.	100	1,184
dip Corp.	6,500	159,678
Direct Marketing MiX, Inc.	100	876
DKS Co., Ltd.	1,600	22,208
DMG Mori Co., Ltd.	79,000	1,258,987
Doutor Nichires Holdings Co., Ltd.	17,500	275,291
Dowa Holdings Co., Ltd.	7,600	247,259
Drecom Co., Ltd.	2,200	12,069

27

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
DTS Corp.	5,900	$139,305
Duskin Co., Ltd.	8,500	208,185
DyDo Group Holdings, Inc.	2,900	108,192
Eagle Industry Co., Ltd.	5,700	54,670
Ebara Foods Industry, Inc.	600	13,638
Ebara Jitsugyo Co., Ltd.	2,400	52,525
Ebase Co., Ltd.	200	1,005
EDION Corp.	32,100	315,425
EF-ON, Inc.	9,700	45,307
eGuarantee, Inc.	5,800	89,706
Ehime Bank, Ltd. (The)	2,600	16,230
Eidai Co., Ltd.	100	162
Eiken Chemical Co., Ltd.	16,000	185,305
Elan Corp.	3,600	26,809
Elecom Co., Ltd.	21,100	199,277
Elematec Corp.	2,000	25,249
EM Systems Co., Ltd.	6,500	37,330
en Japan, Inc.	3,200	57,037
Endo Lighting Corp.	2,000	15,452
Enigmo, Inc.	2,800	8,760
#Enomoto Co., Ltd.	1,400	17,232
#Envipro Holdings, Inc.	300	1,309
eRex Co., Ltd.	7,500	95,509
ES-Con Japan, Ltd.	7,900	50,243
Eslead Corp.	900	14,773
ESPEC Corp.	1,000	15,041
Exedy Corp.	10,800	154,903
EXEO Group, Inc.	69,100	1,278,323
Ezaki Glico Co., Ltd.	19,200	492,814
F&M Co., Ltd.	900	14,072
FALCO HOLDINGS Co., Ltd.	1,100	16,318
*FDK Corp.	100	632
Feed One Co., Ltd.	5,000	27,173
Ferrotec Holdings Corp.	26,200	586,862
FIDEA Holdings Co., Ltd.	2,000	19,843
Financial Products Group Co., Ltd.	60,200	486,764
FINDEX, Inc.	100	461
First Bank of Toyama, Ltd. (The)	30,600	139,780
Fixstars Corp.	3,200	32,690
Focus Systems Corp.	1,600	11,950
Food & Life Cos, Ltd.	1,400	33,570
Forum Engineering, Inc.	100	622
Foster Electric Co., Ltd.	10,400	86,231
FP Corp.	7,300	180,671
France Bed Holdings Co., Ltd.	3,200	25,381
*Freakout Holdings, Inc.	2,500	29,009
Freund Corp.	100	471
F-Tech, Inc.	2,800	15,875
Fudo Tetra Corp.	2,600	34,045
Fuji Corp.	22,700	378,764
Fuji Corp.	2,500	24,125
Fuji Corp., Ltd.	2,500	13,219
Fuji Kyuko Co., Ltd.	1,800	68,872
Fuji Oil Co., Ltd.	16,800	32,819
Fuji Oil Holdings, Inc.	19,600	301,561
Fuji Pharma Co., Ltd.	2,500	22,656
Fuji Seal International, Inc.	28,600	323,250
Fujibo Holdings, Inc.	1,400	32,850

28

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fujicco Co., Ltd.	6,200	$87,651
Fujikura Composites, Inc.	11,200	84,556
Fujikura, Ltd.	98,100	662,813
Fujimi, Inc.	1,100	56,630
Fujimori Kogyo Co., Ltd.	2,200	50,813
Fujitsu General, Ltd.	2,700	69,302
Fujiya Co., Ltd.	3,200	59,316
FuKoKu Co., Ltd.	1,700	13,234
Fukuda Corp.	700	24,856
Fukuda Denshi Co., Ltd.	1,000	30,698
Fukui Bank, Ltd. (The)	2,200	23,767
Fukui Computer Holdings, Inc.	1,600	31,585
Fukushima Galilei Co., Ltd.	1,000	37,528
Fukuyama Transporting Co., Ltd.	100	2,659
FULLCAST Holdings Co., Ltd.	3,400	61,326
Fumakilla, Ltd.	100	793
Funai Soken Holdings, Inc.	6,600	125,733
Furukawa Battery Co., Ltd. (The)	4,000	33,489
Furukawa Co., Ltd.	5,800	57,078
Furukawa Electric Co., Ltd.	45,700	831,336
Furuno Electric Co., Ltd.	9,900	67,253
Furuya Metal Co., Ltd.	800	52,818
Furyu Corp.	1,700	14,457
Fuso Chemical Co., Ltd.	100	2,765
Futaba Industrial Co., Ltd.	5,000	16,634
Future Corp.	19,200	243,798
Future Innovation Group, Inc.	11,900	25,257
G-7 Holdings, Inc.	4,100	43,058
*GA Technologies Co., Ltd.	1,600	12,749
Gakken Holdings Co., Ltd.	22,600	145,228
Gakkyusha Co., Ltd.	1,000	15,885
Gecoss Corp.	1,800	11,765
Genky DrugStores Co., Ltd.	2,400	70,679
Geo Holdings Corp.	16,100	193,794
Gift Holdings, Inc.	400	13,924
Giken, Ltd.	1,500	23,475
GLOBERIDE, Inc.	2,600	47,354
Glory, Ltd.	22,900	485,026
Glosel Co., Ltd.	4,700	14,152
GMO Financial Gate, Inc.	700	56,138
#GMO Financial Holdings, Inc.	18,400	83,781
GMO GlobalSign Holdings KK	500	14,082
Godo Steel, Ltd.	6,500	145,595
Golf Digest Online, Inc.	1,500	10,058
Good Com Asset Co., Ltd.	11,700	67,623
Grandy House Corp.	5,400	22,327
GS Yuasa Corp.	46,700	815,574
G-Tekt Corp.	4,100	44,654
Gunma Bank, Ltd. (The)	169,200	575,328
Gunze, Ltd.	1,700	58,616
H.U. Group Holdings, Inc.	25,000	504,351
H2O Retailing Corp.	44,100	519,490
Hachijuni Bank, Ltd. (The)	210,900	938,607
Hagihara Industries, Inc.	5,700	53,959
Hagiwara Electric Holdings Co., Ltd.	500	11,971
Hakudo Co., Ltd.	1,300	25,233
Hakuto Co., Ltd.	7,100	221,606
Halows Co., Ltd.	3,200	75,673

29

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hamakyorex Co., Ltd.	2,500	$63,709
Hanwa Co., Ltd.	2,600	79,910
Happinet Corp.	10,300	148,337
Hard Off Corp. Co., Ltd.	5,500	56,993
#Harima Chemicals Group, Inc.	3,900	24,575
Hashimoto Sogyo Holdings Co., Ltd.	1,300	10,664
Hazama Ando Corp.	61,600	405,344
Heiwa Corp.	21,700	427,896
Heiwa Real Estate Co., Ltd.	1,100	31,344
Heiwado Co., Ltd.	9,000	136,291
#*Hennge KK	15,000	80,087
Hioki EE Corp.	2,700	178,658
Hirakawa Hewtech Corp.	1,200	12,708
Hirata Corp.	900	44,681
Hirogin Holdings, Inc.	91,100	448,927
Hiroshima Gas Co., Ltd.	5,600	14,970
Hitachi Zosen Corp.	121,300	748,298
Hito Communications Holdings, Inc.	1,000	11,596
Hochiki Corp.	100	1,185
Hodogaya Chemical Co., Ltd.	1,300	29,787
Hogy Medical Co., Ltd.	1,000	24,970
*Hokkaido Electric Power Co., Inc.	133,600	502,355
Hokkaido Gas Co., Ltd.	1,100	15,648
Hokkan Holdings, Ltd.	2,200	22,571
Hokko Chemical Industry Co., Ltd.	8,800	59,522
Hokkoku Financial Holdings, Inc.	4,000	139,096
Hokuetsu Corp.	41,800	275,055
Hokuetsu Industries Co., Ltd.	3,100	31,623
Hokuhoku Financial Group, Inc.	13,000	92,895
Hokuriku Electric Industry Co., Ltd.	1,100	9,888
*Hokuriku Electric Power Co.	37,400	174,413
Hokuto Corp.	3,800	52,103
H-One Co., Ltd.	4,900	24,074
Honeys Holdings Co., Ltd.	3,300	38,074
Hoosiers Holdings Co., Ltd.	2,300	14,256
Horiba, Ltd.	9,000	493,078
Hosokawa Micron Corp.	2,700	58,257
Hotland Co., Ltd.	900	10,304
House Foods Group, Inc.	3,000	65,876
Howa Machinery, Ltd.	3,200	19,764
*HS Holdings Co., Ltd.	6,200	45,988
Hyakugo Bank, Ltd. (The)	104,800	300,935
Hyakujushi Bank, Ltd. (The)	1,800	24,588
IBJ, Inc.	3,600	17,106
Ichigo, Inc.	49,800	94,725
Ichiken Co., Ltd.	1,300	18,331
Ichikoh Industries, Ltd.	11,100	44,591
Ichinen Holdings Co., Ltd.	3,600	36,485
Ichiyoshi Securities Co., Ltd.	21,200	91,859
ID Holdings Corp.	1,800	14,515
Idec Corp.	1,400	34,032
IDOM, Inc.	43,900	269,851
Iino Kaiun Kaisha, Ltd.	53,900	402,573
IJTT Co., Ltd.	100	388
IMAGICA GROUP, Inc.	10,200	45,320
i-mobile Co., Ltd.	3,100	29,688
Imuraya Group Co., Ltd.	700	11,901
Inaba Denki Sangyo Co., Ltd.	20,100	446,535

30

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Inaba Seisakusho Co., Ltd.	2,700	$28,792
Inabata & Co., Ltd.	20,100	407,860
#Inageya Co., Ltd.	3,400	41,175
*I-NE Co., Ltd.	1,000	23,721
I-Net Corp.	1,500	14,541
Infocom Corp.	100	1,654
Infomart Corp.	44,300	94,349
Information Services International-Dentsu, Ltd.	100	3,507
INFRONEER Holdings, Inc.	17,900	140,792
Innotech Corp.	100	999
Insource Co., Ltd.	24,700	225,296
Intage Holdings, Inc.	6,600	76,341
#Inui Global Logistics Co., Ltd.	9,400	118,807
I-PEX, Inc.	5,900	60,228
IR Japan Holdings, Ltd.	4,700	73,418
Iriso Electronics Co., Ltd.	1,100	37,403
I’rom Group Co., Ltd.	2,400	31,797
ISB Corp.	2,100	18,476
Ise Chemicals Corp.	400	21,298
Iseki & Co., Ltd.	7,800	68,568
Ishihara Sangyo Kaisha, Ltd.	17,900	153,543
#*Istyle, Inc.	50,202	199,090
*ITbook Holdings Co., Ltd.	300	844
ITOCHU Enex Co., Ltd.	19,200	163,848
ITOCHU-Shokuhin Co., Ltd.	900	36,022
Itoham Yonekyu Holdings, Inc.	42,500	232,530
Itoki Corp.	16,100	95,182
IwaiCosmo Holdings, Inc.	1,200	11,668
Iwaki Co., Ltd.	2,400	22,966
Iyogin Holdings, Inc.	41,400	240,802
Izumi Co., Ltd.	6,100	142,908
J Trust Co., Ltd.	9,536	27,593
JAC Recruitment Co., Ltd.	100	1,854
JANOME Corp.	2,400	10,928
Japan Aviation Electronics Industry, Ltd.	21,000	366,284
*Japan Communications, Inc.	446,100	825,595
Japan Electronic Materials Corp.	2,900	29,263
Japan Elevator Service Holdings Co., Ltd.	31,100	459,083
#Japan Investment Adviser Co., Ltd.	2,000	16,318
Japan Lifeline Co., Ltd.	47,700	326,139
Japan Material Co., Ltd.	20,800	310,247
Japan Medical Dynamic Marketing, Inc.	4,400	32,798
Japan Property Management Center Co., Ltd.	100	823
Japan Pulp & Paper Co., Ltd.	1,900	72,978
Japan Securities Finance Co., Ltd.	26,900	201,901
Japan Steel Works, Ltd. (The)	4,000	72,177
Japan System Techniques Co., Ltd.	1,600	24,347
Japan Transcity Corp.	3,000	14,894
Japan Wool Textile Co., Ltd. (The)	28,100	208,018
JBCC Holdings, Inc.	800	12,626
JCR Pharmaceuticals Co., Ltd.	9,000	96,699
JCU Corp.	2,400	56,226
JDC Corp.	8,300	37,488
Jeol, Ltd.	17,400	503,477
Jimoto Holdings, Inc.	100	294
JINS Holdings, Inc.	5,700	122,276
JINUSHI Co., Ltd.	2,100	30,012
JK Holdings Co., Ltd.	2,000	15,540

31

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
J-Lease Co., Ltd.	2,400	$35,569
JM Holdings Co., Ltd.	2,300	33,563
JMS Co., Ltd.	100	390
J-Oil Mills, Inc.	5,200	61,599
Joshin Denki Co., Ltd.	4,700	69,793
Joyful Honda Co., Ltd.	19,500	258,778
JP-Holdings, Inc.	26,800	61,408
JSB Co., Ltd.	1,100	34,899
JSP Corp.	1,700	19,526
Juki Corp.	20,600	96,824
Juroku Financial Group, Inc.	3,700	81,519
Justsystems Corp.	3,700	97,279
JVCKenwood Corp.	135,400	458,410
Kaga Electronics Co., Ltd.	6,200	218,558
Kagome Co., Ltd.	1,600	38,776
Kaken Pharmaceutical Co., Ltd.	1,700	46,631
Kakiyasu Honten Co., Ltd.	1,600	26,897
Kamakura Shinsho, Ltd.	16,400	111,891
Kameda Seika Co., Ltd.	2,200	73,191
Kamei Corp.	2,800	31,976
Kanaden Corp.	2,300	20,405
Kanamic Network Co., Ltd.	3,600	11,554
Kanamoto Co., Ltd.	10,000	166,636
Kandenko Co., Ltd.	1,000	7,506
Kaneka Corp.	20,600	544,633
Kaneko Seeds Co., Ltd.	2,200	25,803
Kanematsu Corp.	12,700	164,527
Kansai Food Market, Ltd.	1,400	15,813
Kanto Denka Kogyo Co., Ltd.	15,900	119,806
*Kaonavi, Inc.	1,300	25,587
*Kasumigaseki Capital Co., Ltd.	1,400	37,837
Katakura & Co-op Agri Corp.	1,100	13,669
Katitas Co., Ltd.	17,800	346,156
Kato Sangyo Co., Ltd.	100	2,648
Kato Works Co., Ltd.	3,200	28,742
KAWADA TECHNOLOGIES, Inc.	500	14,963
Kawai Musical Instruments Manufacturing Co., Ltd.	600	13,594
KeePer Technical Laboratory Co., Ltd.	7,100	262,277
Keihanshin Building Co., Ltd.	6,000	56,358
KEIWA, Inc.	10,700	108,599
Keiyo Bank, Ltd. (The)	66,000	272,405
Keiyo Co., Ltd.	12,800	78,963
Kenko Mayonnaise Co., Ltd.	3,600	32,863
KFC Holdings Japan, Ltd.	1,800	38,309
KH Neochem Co., Ltd.	9,100	155,716
Kibun Foods, Inc.	8,600	66,443
Kimura Chemical Plants Co., Ltd.	2,800	14,518
Ki-Star Real Estate Co., Ltd.	4,300	128,686
Kitagawa Corp.	1,000	8,211
Kita-Nippon Bank, Ltd. (The)	1,765	26,806
Kitanotatsujin Corp.	41,600	95,320
Kitz Corp.	19,900	135,331
Kiyo Bank, Ltd. (The)	25,400	294,731
*KLab, Inc.	4,200	11,906
*KNT-CT Holdings Co., Ltd.	2,500	28,770
Koa Corp.	26,400	328,825
Koa Shoji Holdings Co., Ltd.	2,100	11,274
Koatsu Gas Kogyo Co., Ltd.	4,500	24,522

32

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*Kobe Electric Railway Co., Ltd.	1,100	$25,932
Kobe Steel, Ltd.	125,300	926,649
Kohnan Shoji Co., Ltd.	2,300	61,907
Kohsoku Corp.	900	14,125
Kojima Co., Ltd.	11,000	45,966
Kokuyo Co., Ltd.	17,900	254,634
Komatsu Matere Co., Ltd.	1,800	9,082
KOMEDA Holdings Co., Ltd.	20,300	382,102
#Komehyo Holdings Co., Ltd.	3,300	67,083
Komeri Co., Ltd.	2,900	67,301
Konaka Co., Ltd.	4,100	10,599
Kondotec, Inc.	3,000	22,473
Konica Minolta, Inc.	134,200	555,861
Konishi Co., Ltd.	3,800	56,708
Konoike Transport Co., Ltd.	3,300	38,583
Konoshima Chemical Co., Ltd.	1,600	18,366
Kosaido Holdings Co., Ltd.	13,400	265,510
Koshidaka Holdings Co., Ltd.	32,900	277,137
Kotobuki Spirits Co., Ltd.	4,000	293,761
Kozo Keikaku Engineering, Inc.	600	13,034
#KPP Group Holdings Co., Ltd.	42,700	202,266
Krosaki Harima Corp.	800	36,133
KRS Corp.	3,200	23,971
K’s Holdings Corp.	40,700	360,177
KU Holdings Co., Ltd.	2,200	22,991
Kumagai Gumi Co., Ltd.	7,900	167,439
Kumiai Chemical Industry Co., Ltd.	20,200	133,663
Kurabo Industries, Ltd.	1,700	31,112
Kureha Corp.	4,700	289,942
Kurimoto, Ltd.	1,500	22,153
Kuriyama Holdings Corp.	3,500	22,697
Kusuri no Aoki Holdings Co., Ltd.	3,300	157,772
KYB Corp.	3,800	120,420
Kyoden Co., Ltd.	100	370
Kyodo Printing Co., Ltd.	700	14,554
Kyoei Steel, Ltd.	9,600	128,949
Kyokuto Boeki Kaisha, Ltd.	1,800	20,027
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,400	80,326
Kyokuyo Co., Ltd.	600	15,753
KYORIN Holdings, Inc.	200	2,566
#Kyoritsu Maintenance Co., Ltd.	13,000	523,189
Kyosan Electric Manufacturing Co., Ltd.	6,000	18,683
Kyudenko Corp.	19,100	507,080
Kyushu Financial Group, Inc.	181,400	648,785
LA Holdings Co., Ltd.	1,100	30,456
LAC Co., Ltd.	2,300	11,638
#Lacto Japan Co., Ltd.	3,300	50,167
LAND Co., Ltd.	490,800	32,440
*Laox Co., Ltd.	15,500	31,987
LEC, Inc.	700	4,401
*Leopalace21 Corp.	83,900	219,971
Life Corp.	3,300	69,701
LIFULL Co., Ltd.	60,800	98,234
#LIKE, Inc.	1,600	22,408
Linical Co., Ltd.	100	512
Link And Motivation, Inc.	35,700	127,158
Lintec Corp.	8,300	138,064
LITALICO, Inc.	2,500	44,578

33

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Loadstar Capital KK	12,500	$129,347
*Locondo, Inc.	2,800	36,849
Look Holdings, Inc.	1,500	25,006
*M&A Capital Partners Co., Ltd.	800	22,531
Mabuchi Motor Co., Ltd.	18,800	528,109
Macnica Holdings, Inc.	26,500	723,001
Macromill, Inc.	14,200	93,857
Maeda Kosen Co., Ltd.	1,100	26,174
#Maezawa Industries, Inc.	2,700	14,971
Makino Milling Machine Co., Ltd.	4,200	152,682
#Management Solutions Co., Ltd.	6,500	152,995
Mandom Corp.	27,600	327,150
Mani, Inc.	41,500	538,846
MarkLines Co., Ltd.	100	1,724
Marubun Corp.	9,800	86,654
Marudai Food Co., Ltd.	9,100	102,652
Maruha Nichiro Corp.	17,700	328,873
#Marumae Co., Ltd.	3,400	39,777
Marusan Securities Co., Ltd.	13,300	41,024
Maruwa Co., Ltd./Aichi	1,400	177,358
Maruzen CHI Holdings Co., Ltd.	100	261
Maruzen Showa Unyu Co., Ltd.	2,400	59,839
Marvelous, Inc.	5,000	24,749
Matsuda Sangyo Co., Ltd.	2,300	38,039
Matsui Securities Co., Ltd.	50,700	289,682
Max Co., Ltd.	3,200	50,856
Maxell, Ltd.	42,300	463,804
Maxvalu Tokai Co., Ltd.	2,000	39,863
MCJ Co., Ltd.	13,700	94,576
Mebuki Financial Group, Inc.	8,800	22,426
MEC Co., Ltd.	11,800	218,815
*Media Do Co., Ltd.	2,400	24,570
Medical Data Vision Co., Ltd.	3,100	18,373
Medical System Network Co., Ltd.	100	299
#Medius Holdings Co., Ltd.	100	621
*MedPeer, Inc.	11,300	91,369
Megachips Corp.	12,100	285,249
Megmilk Snow Brand Co., Ltd.	23,200	332,414
Meidensha Corp.	14,700	198,533
Meiji Shipping Co., Ltd.	100	470
Meiko Electronics Co., Ltd.	15,900	317,381
Meitec Corp.	29,400	494,660
Meiwa Corp.	900	4,640
Meiwa Estate Co., Ltd.	1,300	7,781
Melco Holdings, Inc.	500	12,283
Menicon Co., Ltd.	27,200	574,303
METAWATER Co., Ltd.	11,500	150,839
Micronics Japan Co., Ltd.	22,200	200,699
Midac Holdings Co., Ltd.	1,200	16,771
Mie Kotsu Group Holdings, Inc.	7,600	32,763
Mikuni Corp.	4,900	12,163
Milbon Co., Ltd.	3,700	155,429
MIMAKI ENGINEERING Co., Ltd.	2,600	12,870
Mimasu Semiconductor Industry Co., Ltd.	4,200	80,598
#Ministop Co., Ltd.	4,300	44,590
#Minkabu The Infonoid, Inc.	18,200	225,353
#Mipox Corp.	8,400	33,991
MIRAIT ONE Corp.	37,700	467,080

34

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mirarth Holdings, Inc.	27,900	$78,476
Miroku Jyoho Service Co., Ltd.	400	4,965
Mitachi Co., Ltd.	400	4,036
Mitani Corp.	1,900	18,684
Mitani Sangyo Co., Ltd.	5,900	13,996
Mitani Sekisan Co., Ltd.	500	17,589
Mitsuba Corp.	6,100	26,207
Mitsubishi Kakoki Kaisha, Ltd.	800	14,277
Mitsubishi Logisnext Co., Ltd.	2,900	20,978
Mitsubishi Logistics Corp.	13,600	335,593
Mitsubishi Materials Corp.	35,800	583,674
Mitsubishi Paper Mills, Ltd.	4,500	13,285
Mitsubishi Research Institute, Inc.	400	14,482
Mitsubishi Shokuhin Co., Ltd.	1,000	25,704
Mitsubishi Steel Manufacturing Co., Ltd.	6,600	55,160
Mitsui DM Sugar Holdings Co., Ltd.	3,200	53,582
*Mitsui E&S Co., Ltd.	256,300	976,901
Mitsui High-Tec, Inc.	3,100	185,547
#Mitsui Matsushima Holdings Co., Ltd.	7,400	172,005
Mitsui Mining & Smelting Co., Ltd.	30,000	711,637
Mitsui-Soko Holdings Co., Ltd.	5,800	169,317
Miyazaki Bank, Ltd. (The)	1,400	24,943
Mizuho Medy Co., Ltd.	1,500	24,984
Mizuno Corp.	7,400	183,961
*Modec, Inc.	11,800	126,956
Monex Group, Inc.	60,900	228,993
Monogatari Corp. (The)	17,400	365,085
Morinaga & Co., Ltd.	4,900	145,202
Morinaga Milk Industry Co., Ltd.	16,200	609,143
Moriroku Holdings Co., Ltd.	1,100	15,632
Morita Holdings Corp.	4,200	44,047
Morozoff, Ltd.	900	23,993
Mory Industries, Inc.	900	23,861
MrMax Holdings, Ltd.	200	918
m-up Holdings, Inc.	19,700	177,809
Musashi Seimitsu Industry Co., Ltd.	39,800	531,095
Musashino Bank, Ltd. (The)	10,500	169,339
Nachi-Fujikoshi Corp.	4,700	132,200
Nafco Co., Ltd.	1,100	14,994
Nagahori Corp.	800	5,869
Nagano Keiki Co., Ltd.	100	944
Nagase & Co., Ltd.	38,300	599,681
Nagatanien Holdings Co., Ltd.	1,000	16,150
Naigai Trans Line, Ltd.	1,000	18,933
Nakanishi, Inc.	22,300	421,058
#Nakayama Steel Works, Ltd.	49,400	316,720
#*Namura Shipbuilding Co., Ltd.	46,400	138,691
Nankai Electric Railway Co., Ltd.	300	6,984
Nanto Bank, Ltd. (The)	7,700	139,506
NEC Networks & System Integration Corp.	20,700	256,916
NET One Systems Co., Ltd.	41,100	964,378
*New Japan Chemical Co., Ltd.	900	1,421
#Nextage Co., Ltd.	30,300	545,852
*NexTone, Inc.	900	19,260
NHK Spring Co., Ltd.	69,600	512,167
Nichias Corp.	19,400	389,809
Nichiban Co., Ltd.	900	13,279
Nichicon Corp.	33,800	317,980

35

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nichiden Corp.	1,000	$14,761
Nichiha Corp.	2,400	50,321
Nichimo Co., Ltd.	800	18,478
Nichirin Co., Ltd.	3,800	65,638
Nihon Chouzai Co., Ltd.	7,300	66,103
#Nihon Dempa Kogyo Co., Ltd.	35,300	304,871
Nihon Dengi Co., Ltd.	400	10,384
Nihon Flush Co., Ltd.	2,900	21,979
Nihon House Holdings Co., Ltd.	19,900	56,997
Nihon Kohden Corp.	5,900	162,920
Nihon Nohyaku Co., Ltd.	28,300	142,368
Nihon Plast Co., Ltd.	100	306
Niitaka Co., Ltd.	1,000	16,010
Nikkiso Co., Ltd.	41,362	288,879
Nikko Co., Ltd. Hyogo	2,400	11,386
Nikkon Holdings Co., Ltd.	19,200	369,998
Nippn Corp.	15,700	203,968
Nippon Air Conditioning Services Co., Ltd.	300	1,628
Nippon Aqua Co., Ltd.	200	1,291
Nippon Carbide Industries Co., Inc.	2,400	22,772
Nippon Carbon Co., Ltd.	2,400	73,323
Nippon Chemical Industrial Co., Ltd.	1,400	18,959
*Nippon Chemi-Con Corp.	13,100	193,953
*Nippon Coke & Engineering Co., Ltd.	151,097	100,979
Nippon Concept Corp.	900	10,708
*Nippon Concrete Industries Co., Ltd.	200	379
*Nippon Denkai, Ltd.	1,700	20,825
Nippon Denko Co., Ltd.	77,800	197,121
Nippon Electric Glass Co., Ltd.	28,600	543,792
Nippon Fine Chemical Co., Ltd	1,400	27,246
Nippon Gas Co., Ltd.	41,200	579,127
Nippon Kayaku Co., Ltd.	47,300	426,574
Nippon Koei Co., Ltd.	6,500	180,443
Nippon Light Metal Holdings Co., Ltd.	47,000	490,486
*Nippon Paper Industries Co., Ltd.	9,900	79,104
Nippon Parking Development Co., Ltd.	312,500	537,032
Nippon Pillar Packing Co., Ltd.	3,100	85,602
#Nippon Rietec Co., Ltd.	1,900	17,791
Nippon Road Co., Ltd. (The)	600	35,472
Nippon Seisen Co., Ltd.	400	13,307
*Nippon Sheet Glass Co., Ltd.	216,200	1,036,820
Nippon Shokubai Co., Ltd.	5,600	223,317
Nippon Signal Company, Ltd.	5,900	47,966
Nippon Soda Co., Ltd.	600	20,600
Nippon Thompson Co., Ltd.	43,800	188,498
Nippon Yakin Kogyo Co., Ltd.	11,300	326,556
Nipro Corp.	62,300	467,599
Nishi Holdings Co., Ltd.	4,500	106,415
Nishimatsu Construction Co., Ltd.	11,400	298,887
Nishimatsuya Chain Co., Ltd.	22,800	270,087
Nishi-Nippon Financial Holdings, Inc.	77,800	643,358
Nishi-Nippon Railroad Co., Ltd.	19,200	350,821
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	2,570
Nissei ASB Machine Co., Ltd.	1,800	56,050
Nissei Plastic Industrial Co., Ltd.	2,100	15,654
Nissha Co., Ltd.	20,900	283,036
Nisshin Oillio Group, Ltd. (The)	300	7,491
Nisshinbo Holdings, Inc.	86,300	660,409

36

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nissin Corp.	2,000	$31,344
Nisso Corp.	6,600	37,565
Nissui Corp.	125,800	548,784
Nitta Gelatin, Inc.	7,100	43,591
Nitto Boseki Co., Ltd.	13,200	183,219
Nitto Kogyo Corp.	8,200	161,633
Nitto Seiko Co., Ltd.	5,800	25,770
Nittoc Construction Co., Ltd.	4,800	35,533
Nittoku Co., Ltd.	1,600	30,680
Noevir Holdings Co., Ltd.	500	20,343
Nohmi Bosai, Ltd.	1,100	14,129
Nojima Corp.	15,500	165,626
Noritake Co., Ltd.	1,500	51,335
Noritsu Koki Co., Ltd.	16,200	264,716
Noritz Corp.	6,800	91,839
North Pacific Bank, Ltd.	99,300	210,757
NS Tool Co., Ltd.	1,900	15,754
NS United Kaiun Kaisha, Ltd.	4,900	142,863
NSD Co., Ltd.	21,900	401,121
NSW, Inc.	800	12,320
NTN Corp.	223,600	546,828
Oat Agrio Co., Ltd.	4,700	46,598
Obara Group, Inc.	1,500	47,039
#Oenon Holdings, Inc.	8,100	16,835
Ogaki Kyoritsu Bank, Ltd. (The)	7,400	100,268
Ohara, Inc.	2,600	21,940
Ohba Co., Ltd.	200	1,157
Ohsho Food Service Corp.	300	13,638
Oiles Corp.	3,400	42,823
#*Oisix ra daichi, Inc.	30,000	557,412
Oita Bank, Ltd. (The)	1,000	15,158
Okabe Co., Ltd.	12,100	74,645
Okada Aiyon Corp.	1,000	13,160
Okamoto Industries, Inc.	1,400	41,538
Okamoto Machine Tool Works, Ltd.	600	21,547
Okamura Corp.	3,800	40,354
Okasan Securities Group, Inc.	45,100	141,098
Oki Electric Industry Co., Ltd.	75,000	404,840
Okinawa Cellular Telephone Co.	200	4,465
*Okinawa Electric Power Co., Inc. (The)	21,900	178,526
Okinawa Financial Group, Inc.	2,100	32,264
OKUMA Corp.	10,900	481,100
Okumura Corp.	400	9,782
Okura Industrial Co., Ltd.	2,700	42,136
Okuwa Co., Ltd.	8,300	54,555
Onoken Co., Ltd.	3,400	38,653
Onward Holdings Co., Ltd.	69,400	191,128
Open Up Group, Inc.	7,800	114,796
Optex Group Co., Ltd.	16,200	242,468
*Optim Corp.	400	2,729
Optorun Co., Ltd.	9,400	142,141
Organo Corp.	16,800	403,452
Oriental Shiraishi Corp.	17,900	43,250
Osaka Organic Chemical Industry, Ltd.	5,300	79,754
Osaki Electric Co., Ltd.	7,800	32,308
OSG Corp.	37,900	529,679
Outsourcing, Inc.	74,300	750,830
Oval Corp.	3,200	10,082

37

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*Oxide Corp.	800	$18,830
Pacific Industrial Co., Ltd.	30,600	274,167
Pack Corp. (The)	3,600	82,092
PAL GROUP Holdings Co., Ltd.	600	13,726
Paraca, Inc.	800	11,527
Paramount Bed Holdings Co., Ltd.	15,300	270,010
Pasona Group, Inc.	5,100	69,665
PC Depot Corp.	5,000	10,906
Pegasus Sewing Machine Manufacturing Co., Ltd.	13,500	61,470
Penta-Ocean Construction Co., Ltd.	57,100	276,348
People Dreams & Technologies Group Co., Ltd.	2,200	24,898
*PeptiDream, Inc.	3,000	40,319
#Pharma Foods International Co., Ltd.	11,900	153,289
*Pickles Holdings Co., Ltd.	200	1,727
Pigeon Corp.	84,100	1,304,441
Pilot Corp.	5,300	175,739
Pole To Win Holdings, Inc.	5,800	38,932
*Port, Inc.	1,900	23,707
#*Premier Anti-Aging Co., Ltd.	1,700	15,007
Press Kogyo Co., Ltd.	46,800	186,629
Pressance Corp.	1,200	17,229
Prestige International, Inc.	12,600	54,688
Prima Meat Packers, Ltd.	100	1,689
Procrea Holdings, Inc.	3,500	55,726
Proto Corp.	1,900	16,507
PS Mitsubishi Construction Co., Ltd.	2,700	13,384
Punch Industry Co., Ltd.	600	2,313
QB Net Holdings Co., Ltd.	2,400	23,936
Qol Holdings Co., Ltd.	15,300	139,668
Quick Co., Ltd	1,800	23,570
Raccoon Holdings, Inc.	7,200	38,494
Raito Kogyo Co., Ltd.	8,700	127,978
Raiznext Corp.	2,600	27,706
Rakus Co., Ltd.	20,300	306,516
*RaQualia Pharma, Inc.	3,600	21,177
Rasa Corp.	200	2,169
Raysum Co., Ltd.	1,745	17,019
Relia, Inc.	900	9,643
#Remixpoint, Inc.	13,100	23,955
Rengo Co., Ltd.	53,400	347,072
*RENOVA, Inc.	14,100	198,611
Resorttrust, Inc.	59,500	978,376
Restar Holdings Corp.	900	14,006
Retail Partners Co., Ltd.	10,300	115,432
Rheon Automatic Machinery Co., Ltd.	1,400	13,366
Riken Keiki Co., Ltd.	100	3,819
Riken Technos Corp.	5,800	25,898
Riken Vitamin Co., Ltd.	5,200	77,791
Rion Co., Ltd.	1,700	25,095
Riso Kyoiku Co., Ltd.	15,800	34,463
Rokko Butter Co., Ltd.	3,500	36,140
Roland Corp.	1,600	47,707
Roland DG Corp.	2,300	57,430
Rorze Corp.	3,900	286,990
Round One Corp.	133,700	573,428
RS Technologies Co., Ltd.	5,400	120,361
Ryobi, Ltd.	15,100	174,327
RYODEN Corp.	2,700	41,304

38

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Ryosan Co., Ltd.	6,700	$157,456
S Foods, Inc.	4,300	95,370
Sac’s Bar Holdings, Inc.	100	646
Saibu Gas Holdings Co., Ltd.	1,800	25,024
Sakai Chemical Industry Co., Ltd.	6,100	81,623
Sakai Heavy Industries, Ltd.	400	12,323
Sakai Moving Service Co., Ltd.	900	31,627
Sakata INX Corp.	11,300	91,618
Sakura Internet, Inc.	200	1,000
Sala Corp.	17,800	100,396
*Samco, Inc.	400	14,101
SAMTY Co., Ltd.	17,000	276,539
San ju San Financial Group, Inc.	1,000	11,677
San-A Co., Ltd.	1,500	50,564
San-Ai Obbli Co., Ltd.	43,600	456,605
Sanei Architecture Planning Co., Ltd.	3,000	32,255
Sangetsu Corp.	33,700	560,079
San-In Godo Bank, Ltd. (The)	44,500	248,375
Sanken Electric Co., Ltd.	5,000	372,342
Sanki Engineering Co., Ltd.	9,600	105,895
Sanko Gosei, Ltd.	25,500	98,318
Sankyo Co., Ltd.	2,300	101,179
Sankyo Tateyama, Inc.	6,900	34,560
Sankyu, Inc.	16,400	575,713
Sanoh Industrial Co., Ltd.	4,900	24,650
Sansei Technologies, Inc.	100	718
Sansha Electric Manufacturing Co., Ltd.	1,500	9,947
Sanshin Electronics Co., Ltd.	3,000	49,704
*Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	1,500	8,879
Sanyo Chemical Industries, Ltd.	1,700	53,185
Sanyo Denki Co., Ltd.	1,100	54,610
Sanyo Electric Railway Co., Ltd.	2,900	50,731
Sanyo Special Steel Co., Ltd.	100	1,757
Sanyo Trading Co., Ltd.	3,500	33,107
Sapporo Holdings, Ltd.	26,900	748,731
Sato Holdings Corp.	7,200	121,247
Sato Shoji Corp.	2,200	23,185
#Satori Electric Co., Ltd.	7,300	88,298
Sawai Group Holdings Co., Ltd.	7,700	221,955
SB Technology Corp.	600	10,192
SBI Global Asset Management Co., Ltd.	300	1,104
SBS Holdings, Inc.	100	2,427
Scroll Corp.	5,000	28,972
Seika Corp.	700	11,515
Seikitokyu Kogyo Co., Ltd.	2,100	14,420
Seiko Holdings Corp.	3,700	80,622
Seiko PMC Corp.	100	424
Seino Holdings Co., Ltd.	52,000	575,126
Seiren Co., Ltd.	19,100	315,610
Sekisui Kasei Co., Ltd.	3,700	12,744
Senko Group Holdings Co., Ltd.	14,400	102,581
Senshu Electric Co., Ltd.	2,500	56,916
Senshu Ikeda Holdings, Inc.	193,600	338,389
Seria Co., Ltd.	23,600	419,606
*Sharingtechnology, Inc.	4,900	17,777
Shibaura Electronics Co., Ltd.	900	37,543
Shibaura Machine Co., Ltd.	15,100	349,319
Shibaura Mechatronics Corp.	1,700	188,896

39

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shibusawa Warehouse Co., Ltd. (The)	900	$15,275
Shibuya Corp.	3,700	68,068
Shidax Corp.	100	524
Shiga Bank, Ltd. (The)	9,600	198,818
Shikibo, Ltd.	100	751
Shikoku Bank, Ltd. (The)	3,300	21,351
*Shikoku Electric Power Co, Inc.	54,600	321,990
Shima Seiki Manufacturing, Ltd.	1,400	19,011
Shimojima Co., Ltd.	1,400	11,772
Shin Nippon Air Technologies Co., Ltd.	1,000	14,314
Shin Nippon Biomedical Laboratories, Ltd.	15,400	279,805
Shinagawa Refractories Co., Ltd.	800	27,408
Shindengen Electric Manufacturing Co., Ltd.	1,900	48,070
Shin-Etsu Polymer Co., Ltd.	32,200	314,279
Shinko Shoji Co., Ltd.	5,000	43,881
Shinmaywa Industries, Ltd.	46,100	413,043
Shinnihonseiyaku Co., Ltd.	8,400	87,476
Shinsho Corp.	500	21,555
Shinwa Co., Ltd.	100	526
Shinwa Co., Ltd. Nagoya	2,500	39,162
Ship Healthcare Holdings, Inc.	13,900	244,282
Shirai Electronics Industrial Co., Ltd.	1,800	9,729
Shizuoka Gas Co., Ltd.	31,700	268,192
Shoei Co., Ltd.	6,400	118,022
Shoei Foods Corp.	1,800	52,811
Shofu, Inc.	2,000	30,654
Showa Sangyo Co., Ltd.	2,200	43,236
SIGMAXYZ Holdings, Inc.	3,400	26,568
Siix Corp.	12,600	125,477
Sinanen Holdings Co., Ltd.	1,000	27,724
Sinfonia Technology Co., Ltd.	3,600	45,712
Sinko Industries, Ltd.	2,000	26,439
SKY Perfect JSAT Holdings, Inc.	42,400	164,412
*Smaregi, Inc.	2,600	53,923
SMK Corp.	700	12,456
SMS Co., Ltd.	18,000	419,050
#Snow Peak, Inc.	19,000	286,469
Soda Nikka Co., Ltd.	5,100	30,825
Sodick Co., Ltd.	27,600	151,819
Software Service, Inc.	200	12,793
Solasto Corp.	7,200	33,365
Soliton Systems KK	2,900	22,171
Sotetsu Holdings, Inc.	12,300	233,417
Sparx Group Co., Ltd.	1,340	14,515
S-Pool, Inc.	52,100	240,288
SRA Holdings	800	17,831
#*SRE Holdings Corp.	5,100	113,487
ST Corp.	1,000	11,662
St Marc Holdings Co., Ltd.	100	1,361
Star Mica Holdings Co., Ltd.	6,200	29,232
Star Micronics Co., Ltd.	11,400	147,351
Starts Corp., Inc.	4,100	77,023
Starzen Co., Ltd.	2,800	48,056
St-Care Holding Corp.	2,200	12,586
Stella Chemifa Corp.	1,800	35,547
Strike Co., Ltd.	1,600	42,595
Studio Alice Co., Ltd.	2,500	39,272
Sugimoto & Co., Ltd.	900	13,490

40

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumida Corp.	10,500	$129,472
Sumitomo Bakelite Co., Ltd.	7,800	296,155
Sumitomo Mitsui Construction Co., Ltd.	63,600	179,826
Sumitomo Osaka Cement Co., Ltd.	5,900	165,087
Sumitomo Riko Co., Ltd.	4,000	21,210
Sumitomo Seika Chemicals Co., Ltd.	5,100	164,051
Sumitomo Warehouse Co., Ltd. (The)	23,300	385,695
Sun Frontier Fudousan Co., Ltd.	11,600	112,111
Suncall Corp.	4,300	18,411
Sun-Wa Technos Corp.	1,000	13,777
Suruga Bank, Ltd.	102,200	385,788
Suzuden Corp.	600	11,219
Suzuki Co., Ltd.	5,800	43,362
SWCC Corp.	13,500	174,197
#*SymBio Pharmaceuticals, Ltd.	36,300	107,169
System Information Co., Ltd.	100	568
Systena Corp.	106,600	219,205
Syuppin Co., Ltd.	10,700	69,073
T Hasegawa Co., Ltd.	200	4,730
Tachibana Eletech Co., Ltd.	2,400	36,467
Tachi-S Co., Ltd., Class S	6,200	55,277
Tadano, Ltd.	12,500	97,125
Taihei Dengyo Kaisha, Ltd.	1,800	54,596
Taiheiyo Cement Corp.	59,400	1,060,052
Taiheiyo Kouhatsu, Inc.	300	1,888
Taiho Kogyo Co., Ltd.	4,800	25,557
Taikisha, Ltd.	100	2,695
Taiko Bank, Ltd. (The)	1,300	10,464
Taisei Lamick Co., Ltd.	600	12,629
Taiyo Holdings Co., Ltd.	600	10,778
Takamatsu Construction Group Co., Ltd.	2,900	46,961
Takamiya Co., Ltd.	100	325
Takaoka Toko Co., Ltd.	6,600	98,735
Takara & Co., Ltd.	2,200	38,356
Takara Bio, Inc.	23,300	292,779
Takara Holdings, Inc.	106,200	833,752
Takara Standard Co., Ltd.	2,800	33,765
Takasago International Corp.	1,500	28,521
Takasago Thermal Engineering Co., Ltd.	8,200	137,063
Takashima & Co., Ltd.	1,100	23,032
Takashimaya Co., Ltd.	20,200	297,292
Takasho Co., Ltd.	400	2,050
Take And Give Needs Co., Ltd.	1,600	16,028
Takeuchi Manufacturing Co., Ltd.	7,300	198,898
Takuma Co., Ltd.	17,300	179,905
Tama Home Co., Ltd.	11,200	305,570
Tamron Co., Ltd.	4,700	113,906
Tamura Corp.	69,300	393,921
#*Tanaka Chemical Corp.	13,400	130,000
Tatsuta Electric Wire and Cable Co., Ltd.	200	1,050
Tay Two Co., Ltd.	15,900	18,450
Tayca Corp.	1,400	12,431
Tazmo Co., Ltd.	8,500	113,238
TDC Soft, Inc.	100	1,076
TechMatrix Corp.	19,500	231,425
*TECHNO HORIZON Co., Ltd.	3,400	11,361
Techno Smart Corp.	1,200	13,880
*Technoflex Corp.	2,600	22,264

41

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tecnos Japan, Inc.	100	$408
Teijin, Ltd.	68,400	760,028
Teikoku Electric Manufacturing Co., Ltd.	2,800	49,208
Tekken Corp.	2,700	38,230
Temairazu, Inc.	800	28,495
Tenma Corp.	2,100	36,011
Tenpos Holdings Co., Ltd.	700	13,022
Tesec Corp.	1,200	19,899
*Tess Holdings Co., Ltd.	3,900	34,170
T-Gaia Corp.	2,400	29,400
TKC Corp.	2,500	67,290
*TKP Corp.	1,200	23,971
Toa Corp.	1,800	38,931
TOA ROAD Corp.	1,000	31,800
Tobishima Corp.	2,900	24,237
Tocalo Co., Ltd.	38,700	360,952
Tochigi Bank, Ltd. (The)	34,700	70,335
Toda Corp.	59,600	347,099
*Toda Kogyo Corp.	1,300	23,524
Toenec Corp.	1,100	27,992
Toho Bank, Ltd. (The)	60,900	100,184
Toho Co., Ltd.	1,400	24,460
Toho Gas Co., Ltd.	16,800	313,631
Toho Holdings Co., Ltd.	19,700	392,076
#Toho Titanium Co., Ltd.	23,100	342,348
Toho Zinc Co., Ltd.	9,100	123,570
Tokai Carbon Co., Ltd.	80,600	726,889
Tokai Corp.	2,900	43,639
TOKAI Holdings Corp.	1,400	9,079
Tokai Rika Co., Ltd.	19,200	263,398
Tokai Tokyo Financial Holdings, Inc.	169,000	435,641
Tokushu Tokai Paper Co., Ltd.	1,500	32,563
Tokuyama Corp.	26,300	426,278
Tokyo Base Co., Ltd.	7,100	23,308
Tokyo Electron Device, Ltd.	4,500	256,123
Tokyo Individualized Educational Institute, Inc.	5,700	22,731
Tokyo Keiki, Inc.	3,200	28,342
Tokyo Kiraboshi Financial Group, Inc.	19,500	393,537
Tokyo Ohka Kogyo Co., Ltd.	3,400	176,036
Tokyo Rope Manufacturing Co., Ltd.	5,600	47,501
Tokyo Sangyo Co., Ltd.	2,300	14,391
Tokyo Seimitsu Co., Ltd.	19,800	727,059
*Tokyo Steel Manufacturing Co., Ltd.	48,900	488,767
Tokyo Tekko Co., Ltd.	800	10,857
Tokyotokeiba Co., Ltd.	4,000	125,730
Tokyu Construction Co., Ltd.	11,600	61,252
Toli Corp.	2,300	4,696
Tomoku Co., Ltd.	1,500	17,549
TOMONY Holdings, Inc.	27,500	74,322
Tomy Co., Ltd.	25,400	285,963
Tonami Holdings Co., Ltd.	500	16,928
Topcon Corp.	51,200	722,700
Topre Corp.	7,100	71,383
Topy Industries, Ltd.	3,200	43,806
Torex Semiconductor, Ltd.	4,300	70,927
Toridoll Holdings Corp.	19,500	414,302
Torishima Pump Manufacturing Co., Ltd.	2,100	24,290
Tosei Corp.	30,000	355,598

42

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toshiba TEC Corp.	1,300	$37,521
Tosho Co., Ltd.	11,700	117,116
Totech Corp.	900	28,256
Totetsu Kogyo Co., Ltd.	3,800	75,657
Toukei Computer Co., Ltd.	300	14,299
Towa Bank, Ltd. (The)	5,600	22,907
Towa Corp.	20,300	302,789
Towa Pharmaceutical Co., Ltd.	4,400	62,559
Toyo Construction Co., Ltd.	500	3,573
*Toyo Engineering Corp.	11,200	47,542
#Toyo Gosei Co., Ltd.	1,300	73,514
Toyo Ink SC Holdings Co., Ltd.	11,200	180,134
Toyo Kanetsu KK	1,600	31,856
#Toyo Machinery & Metal Co., Ltd.	100	469
Toyo Seikan Group Holdings, Ltd.	200	2,813
Toyo Tanso Co., Ltd.	9,600	277,076
Toyo Tire Corp.	70,900	838,314
Toyobo Co., Ltd.	68,000	510,880
Toyoda Gosei Co., Ltd.	4,400	74,806
Traders Holdings Co., Ltd.	28,000	98,704
Trancom Co., Ltd.	600	30,052
Transaction Co., Ltd.	100	1,260
*Transcosmos, Inc.	100	2,324
TRE Holdings Corp.	26,100	227,332
Treasure Factory Co., Ltd.	11,800	149,748
Tri Chemical Laboratories, Inc.	19,000	304,748
Trusco Nakayama Corp.	19,200	331,786
Tsubaki Nakashima Co., Ltd.	35,800	248,193
Tsubakimoto Chain Co.	100	2,464
Tsubakimoto Kogyo Co., Ltd.	700	21,283
Tsugami Corp.	32,900	339,233
Tsukishima Kikai Co., Ltd.	2,800	22,599
Tsukuba Bank, Ltd.	29,400	45,558
Tsumura & Co.	28,600	578,028
UACJ Corp.	800	15,857
UBE Corp.	42,100	665,363
Uchida Yoko Co., Ltd.	800	30,316
UEX, Ltd.	2,600	23,964
Ultrafabrics Holdings Co., Ltd.	1,000	15,569
Ulvac, Inc.	15,400	606,206
Union Tool Co.	2,300	54,812
Unipres Corp.	7,500	51,886
United Arrows, Ltd.	16,100	233,877
United Super Markets Holdings, Inc.	7,600	65,582
UNITED, Inc.	100	925
*Unitika, Ltd.	21,100	33,626
*Universal Entertainment Corp.	12,300	257,716
Urbanet Corp Co., Ltd.	9,300	22,607
Usen-Next Holdings Co., Ltd.	800	17,861
User Local, Inc.	1,300	19,238
Ushio, Inc.	65,100	806,071
UT Group Co., Ltd.	23,000	436,639
*UUUM Co., Ltd.	100	452
V Technology Co., Ltd.	3,400	75,408
Valor Holdings Co., Ltd.	17,600	268,463
Valqua, Ltd.	100	2,504
Value HR Co., Ltd.	1,800	19,948
ValueCommerce Co., Ltd.	8,400	80,937

43

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#V-Cube, Inc.	4,600	$17,533
Vector, Inc.	18,000	169,074
*Vision, Inc.	27,500	343,132
*Visional, Inc.	400	20,857
Vital KSK Holdings, Inc.	7,100	50,891
VT Holdings Co., Ltd.	10,100	39,535
Wacoal Holdings Corp.	17,700	342,522
Wacom Co., Ltd.	55,200	278,503
Wakachiku Construction Co., Ltd.	1,000	31,543
Wakita & Co., Ltd.	4,800	48,682
Warabeya Nichiyo Holdings Co., Ltd.	11,200	184,000
Waseda Academy Co., Ltd.	1,100	11,132
Watahan & Co., Ltd.	1,100	11,544
Weathernews, Inc.	1,000	49,939
*Welbe, Inc.	4,700	23,437
Wellnet Corp.	1,300	6,502
*West Holdings Corp.	8,800	208,747
Will Group, Inc.	100	780
*WingArc1st, Inc.	3,600	58,429
WIN-Partners Co., Ltd.	100	751
Wood One Co., Ltd.	2,200	19,275
World Co., Ltd.	2,200	24,510
World Holdings Co., Ltd.	1,200	24,262
Wowow, Inc.	2,800	26,917
Xebio Holdings Co., Ltd.	7,400	65,487
YAC Holdings Co., Ltd.	3,100	63,336
Yachiyo Industry Co., Ltd.	2,900	26,004
Yahagi Construction Co., Ltd.	2,500	15,771
YAKUODO Holdings Co., Ltd.	2,300	41,857
YAMABIKO Corp.	12,000	118,180
YAMADA Consulting Group Co., Ltd.	2,100	23,488
Yamae Group Holdings Co., Ltd.	1,100	17,522
Yamagata Bank, Ltd. (The)	1,600	12,632
Yamaguchi Financial Group, Inc.	65,100	397,298
Yamaichi Electronics Co., Ltd.	16,600	218,830
YA-MAN, Ltd.	23,500	202,097
Yamanashi Chuo Bank, Ltd. (The)	3,500	29,046
Yamatane Corp.	1,000	12,404
Yamaura Corp.	1,300	11,829
Yamazen Corp.	19,500	150,512
Yaoko Co., Ltd.	1,300	67,976
Yashima Denki Co., Ltd.	100	947
Yellow Hat, Ltd.	11,400	161,583
Yokogawa Bridge Holdings Corp.	10,300	167,777
Yokorei Co., Ltd.	18,900	151,572
Yokowo Co., Ltd.	3,400	49,989
Yondenko Corp.	900	12,895
Yondoshi Holdings, Inc.	2,200	28,678
Yonex Co., Ltd.	19,500	231,712
Yorozu Corp.	700	4,616
*Yoshimura Food Holdings KK	2,900	19,360
Yoshinoya Holdings Co., Ltd.	22,900	422,464
Yotai Refractories Co., Ltd.	2,000	21,312
Yuasa Trading Co., Ltd.	2,400	69,357
#Yukiguni Maitake Co., Ltd.	100	747
Yurtec Corp.	5,600	33,847
Yushin Precision Equipment Co., Ltd.	2,100	12,215
Zenrin Co., Ltd.	8,300	53,519

44

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
ZERIA Pharmaceutical Co., Ltd.	1,200	$21,415
ZIGExN Co., Ltd.	400	1,478
Zuiko Corp.	100	791

TOTAL JAPAN		154,131,658

NETHERLANDS — (2.1%)
Aalberts NV	29,914	1,379,782
Acomo NV	2,842	69,968
*AFC Ajax NV	38	459
#*ΩAlfen N.V.	6,247	505,112
AMG Advanced Metallurgical Group NV	12,733	474,852
APERAM SA	13,890	514,473
Arcadis NV	22,451	928,477
ASR Nederland NV	20,516	902,360
*Avantium N.V.	1,278	5,051
ΩB&S Group Sarl	7,310	31,676
#*ΩBasic-Fit NV	17,183	728,826
BE Semiconductor Industries NV	19,547	1,755,303
Beter Bed Holding NV	1,019	3,527
Brunel International NV	2,063	27,923
Corbion NV	14,981	471,361
ΩCTP NV	16,819	220,960
ForFarmers NV	12,109	39,169
*Fugro NV	45,172	639,829
Heijmans NV	5,946	74,046
*InPost SA	8,628	92,491
Kendrion NV	1,953	40,793
Koninklijke BAM Groep NV	65,268	142,958
Koninklijke Vopak NV	21,165	808,466
ΩLucas Bols NV	32	394
Nedap NV	40	2,508
OCI NV	730	19,253
Ordina NV	17,293	106,912
*Pharming Group NV	200,668	226,411
#PostNL NV	91,094	163,824
SBM Offshore NV	38,347	542,311
SIF Holding NV	84	1,113
ΩSignify NV	38,144	1,272,169
Sligro Food Group NV	9,301	162,444
TKH Group NV	13,307	643,754
#*TomTom NV	25,826	221,109
Van Lanschot Kempen NV	9,494	288,761
*Vivoryon Therapeutics NV	400	5,970

TOTAL NETHERLANDS		13,514,795

NEW ZEALAND — (0.2%)
*AFT Pharmaceuticals, Ltd.	1,337	2,808
*Air New Zealand, Ltd.	127,230	59,724
Arvida Group, Ltd.	85,232	54,749
Briscoe Group, Ltd.	1,327	3,688
CDL Investments New Zealand, Ltd.	284	136
Channel Infrastructure NZ, Ltd.	96,141	87,885
Colonial Motor Co., Ltd. (The)	8	46
Comvita, Ltd.	2,552	4,414
#Delegat Group, Ltd.	104	581
Freightways Group, Ltd.	35,355	207,452
*Gentrack Group, Ltd.	1,793	3,566
Hallenstein Glasson Holdings, Ltd.	2,173	8,388
#Heartland Group Holdings, Ltd.	119,312	117,172

45

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
KMD Brands, Ltd.	112,825	$77,352
Manawa Energy, Ltd.	8,215	24,964
Millennium & Copthorne Hotels New Zealand, Ltd.	52	67
Napier Port Holdings, Ltd.	3,846	5,962
NZME, Ltd.	3,618	2,369
NZX, Ltd.	48,156	34,800
Oceania Healthcare, Ltd.	198,144	84,445
PGG Wrightson, Ltd.	2,410	6,475
*Pushpay Holdings, Ltd.	53,016	46,498
*Rakon, Ltd.	10,124	6,441
Restaurant Brands New Zealand, Ltd.	4,535	20,812
Sanford, Ltd.	2,932	7,443
Scales Corp., Ltd.	10,063	19,579
#*Serko, Ltd.	5,537	7,182
Skellerup Holdings, Ltd.	28,593	86,183
SKY Network Television, Ltd.	35,800	58,375
SKYCITY Entertainment Group, Ltd.	158,964	235,642
Steel & Tube Holdings, Ltd.	9,152	5,822
Summerset Group Holdings, Ltd.	29,108	146,345
*Synlait Milk, Ltd.	10,003	9,947
#*Tourism Holdings, Ltd.	20,367	52,709
TOWER, Ltd.	13,061	5,163
#*Vista Group International, Ltd.	11,879	9,024
Warehouse Group, Ltd. (The)	34,693	36,856

TOTAL NEW ZEALAND		1,541,064

NORWAY — (1.1%)
2020 Bulkers, Ltd.	8,856	88,137
ABG Sundal Collier Holding ASA	55,436	28,726
#*Akastor ASA	40,547	40,050
*Aker Carbon Capture ASA	62,747	63,914
Aker Solutions ASA	23,880	84,699
*AKVA Group ASA	16	99
AMSC ASA	7,703	29,865
*ArcticZymes Technologies ASA	4,535	16,289
Arendals Fossekompani A/S	104	2,140
Atea ASA	11,474	157,121
#*Atlantic Sapphire ASA	44,404	20,975
Austevoll Seafood ASA	3,082	28,885
ΩAvance Gas Holding, Ltd.	6,105	41,115
Belships ASA	27,145	51,035
Bonheur ASA	3,419	76,112
*Borr Drilling, Ltd.	3,114	21,438
*Borr Drilling, Ltd.	83,738	581,979
Borregaard ASA	13,124	218,752
Bouvet ASA	10,577	66,186
*BW Energy, Ltd.	11,493	30,745
ΩBW LPG, Ltd.	22,079	177,295
BW Offshore, Ltd.	18,230	48,358
*Cadeler A/S	10,079	43,781
*Cloudberry Clean Energy ASA	22,840	22,517
*ΩCrayon Group Holding ASA	24,157	185,621
DNO ASA	183,514	182,294
*Elopak ASA	9,981	22,359
ΩEntra ASA	3,523	35,655
ΩEuropris ASA	55,648	396,887
FLEX LNG, Ltd.	4,548	156,497
Frontline PLC	2,626	40,636
*Gaming Innovation Group, Inc.	216	553

46

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Golden Ocean Group, Ltd.	7,548	$69,231
Grieg Seafood ASA	14,071	117,531
Hafnia, Ltd.	9,271	49,992
*Hexagon Composites ASA	26,791	80,991
*IDEX Biometrics ASA	398,812	34,655
*Kahoot! ASA	108,880	282,305
ΩKid ASA	4,405	36,299
*Kitron ASA	20,250	76,238
#ΩKlaveness Combination Carriers ASA	2,925	22,052
*Kongsberg Automotive ASA	258,736	63,504
*LINK Mobility Group Holding ASA	101,763	88,522
*Magnora ASA	35,357	77,718
Medistim ASA	40	984
*Meltwater NV	36,504	59,070
*MORROW BANK ASA	428	208
MPC Container Ships ASA	130,307	213,296
ΩMulticonsult ASA	2,318	32,414
*ΩNorske Skog ASA	40,691	180,027
*Northern Ocean, Ltd.	31,228	33,824
*Norwegian Air Shuttle ASA	106,868	103,259
*Norwegian Energy Co. ASA	5,608	190,149
*NRC Group ASA	4,629	4,771
*Odfjell Drilling, Ltd.	25,116	58,261
Odfjell SE, A Shares	3,948	36,780
*Odfjell Technology, Ltd.	72	358
#OKEA ASA	10,722	30,889
ΩOkeanis Eco Tankers Corp.	3,004	69,683
Otello Corp. ASA	196	144
Panoro Energy ASA	22,280	57,393
Pareto Bank ASA	8,124	39,438
*Petronor E&P ASA	217	17
*Pexip Holding ASA	51,959	77,566
*PGS ASA	459,450	329,532
#*PhotoCure ASA	9,151	45,707
*ΩpoLight ASA	140	158
#*Prosafe Se	4,080	48,848
Protector Forsikring ASA	12,464	180,704
Rana Gruber ASA	3,536	19,018
*REC Silicon ASA	231,325	345,978
Sandnes Sparebank	60	483
ΩScatec ASA	28,144	182,957
*Self Storage Group ASA	164	426
Selvaag Bolig ASA	7,494	25,515
*ΩShelf Drilling, Ltd.	30,025	67,964
*Solstad Offshore ASA	72,835	150,560
Sparebank 1 Oestlandet	12,948	151,872
SpareBank 1 Sorost-Norge	3,334	15,842
Sparebanken More	494	3,520
Stolt-Nielsen, Ltd.	5,326	153,188
TGS ASA	18,602	290,224
Veidekke ASA	18,418	211,208
*Volue ASA	241	406
*Vow ASA	9,487	10,631
ΩXXL ASA	636	130

TOTAL NORWAY		7,383,155

PORTUGAL — (0.4%)
#Altri SGPS SA	42,118	218,076
Banco Comercial Portugues SA, Class R	2,892,733	744,101

47

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
PORTUGAL — (Continued)
Corticeira Amorim SGPS SA	10,363	$117,153
CTT-Correios de Portugal SA	22,972	94,977
*Greenvolt-Energias Renovaveis SA	821	5,588
Ibersol SGPS SA	1,321	9,830
Mota-Engil SGPS SA	9,103	19,918
Navigator Co. SA (The)	67,140	246,827
NOS SGPS SA	45,696	201,188
REN - Redes Energeticas Nacionais SGPS SA	100,628	292,730
Sonae SGPS SA	276,482	315,613

TOTAL PORTUGAL		2,266,001

SINGAPORE — (0.9%)
AEM Holdings, Ltd.	18,500	46,869
*Aspen Group Holdings, Ltd.	388	10
*Avarga, Ltd.	23,300	3,755
Aztech Global, Ltd.	28,000	16,999
*Banyan Tree Holdings, Ltd.	22,200	6,074
BRC Asia, Ltd.	800	1,049
Bukit Sembawang Estates, Ltd.	3,300	10,018
Centurion Corp., Ltd.	59,000	15,920
China Aviation Oil Singapore Corp., Ltd.	70,800	49,087
China Sunsine Chemical Holdings, Ltd.	32,900	11,344
Civmec, Ltd.	1,300	668
ComfortDelGro Corp., Ltd.	689,300	614,824
*COSCO SHIPPING International Singapore Co., Ltd.	575,100	72,418
CSE Global, Ltd.	140,700	37,438
Del Monte Pacific, Ltd.	36,700	6,464
Delfi, Ltd.	73,100	63,558
Dyna-Mac Holdings, Ltd.	52,600	10,054
Far East Orchard, Ltd.	308	240
First Resources, Ltd.	247,100	283,374
Food Empire Holdings, Ltd.	22,600	17,109
Frasers Property, Ltd.	33,200	21,774
Frencken Group, Ltd.	174,200	135,793
Fu Yu Corp., Ltd.	3,200	504
*Gallant Venture, Ltd.	7,900	859
Geo Energy Resources, Ltd.	213,800	53,684
Golden Agri-Resources, Ltd.	1,995,800	411,382
*Golden Energy & Resources, Ltd.	67,200	48,103
Grand Venture Technology, Ltd.	4,600	1,707
GuocoLand, Ltd.	33,200	39,567
Hiap Hoe, Ltd.	600	335
Ho Bee Land, Ltd.	3,500	5,693
Hong Fok Corp., Ltd.	275,900	213,002
Hong Leong Asia, Ltd.	8,500	4,364
Hotel Grand Central, Ltd.	100	67
Hour Glass, Ltd. (The)	50,100	78,108
Hrnetgroup, Ltd.	6,400	3,598
Hutchison Port Holdings Trust, Class U	1,126,600	212,927
iFAST Corp., Ltd.	40,900	141,632
Indofood Agri Resources, Ltd.	2,100	496
ISDN Holdings, Ltd.	86,200	30,367
Japfa, Ltd.	231,300	36,407
Keppel Infrastructure Trust	633,700	232,742
*Mandarin Oriental International, Ltd.	100	182
*Marco Polo Marine, Ltd.	532,500	17,961
Mewah International, Inc.	700	163
Micro-Mechanics Holdings, Ltd.	200	315
*mm2 Asia, Ltd.	175,600	5,133

48

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Nanofilm Technologies International, Ltd.	164,800	$185,286
NETLINK NBN TRUST	474,000	310,872
*Oceanus Group, Ltd.	1,302,300	11,713
OUE, Ltd.	59,100	51,829
Oxley Holdings, Ltd.	27,300	2,803
Pan-United Corp., Ltd.	16,400	4,671
Propnex, Ltd.	44,200	41,412
Q&M Dental Group Singapore, Ltd.	43,500	10,434
QAF, Ltd.	15,200	9,798
Raffles Medical Group, Ltd.	192,500	212,101
Riverstone Holdings, Ltd.	105,200	47,705
*SATS, Ltd.	215,753	410,758
SBS Transit, Ltd.	1,100	2,267
*Seatrium, Ltd.	1,755,400	163,152
Sheng Siong Group, Ltd.	154,000	204,310
*SIA Engineering Co., Ltd.	49,900	83,407
Silverlake Axis, Ltd.	113,800	28,575
Sinostar PEC Holdings, Ltd.	400	50
Stamford Land Corp., Ltd.	21,477	6,439
StarHub, Ltd.	154,400	115,729
Tai Sin Electric, Ltd.	200	58
Thomson Medical Group, Ltd.	574,100	27,110
Tiong Woon Corp Holding, Ltd.	6,200	2,184
Tuan Sing Holdings, Ltd.	16,524	4,149
UMS Holdings, Ltd.	381,300	294,374
UOB-Kay Hian Holdings, Ltd.	16,800	17,881
Valuetronics Holdings, Ltd.	8,600	3,320
Venture Corp., Ltd.	32,300	410,847
Vicom, Ltd.	200	277
Wee Hur Holdings, Ltd.	3,000	436
Wing Tai Holdings, Ltd.	162,900	180,708

TOTAL SINGAPORE		5,808,792

SPAIN — (2.2%)
Acerinox SA	55,320	598,272
ΩAedas Homes SA	1,532	23,509
Alantra Partners SA	207	2,582
Almirall SA	30,179	310,019
*Amper SA	128,531	21,824
Applus Services SA	41,185	345,785
Atresmedia Corp. de Medios de Comunicacion SA	22,552	90,278
#*Audax Renovables SA	17,380	20,991
Azkoyen SA	32	230
Banco de Sabadell SA	1,668,571	1,740,413
Bankinter SA	189,898	1,124,126
Cia de Distribucion Integral Logista Holdings SA	17,171	467,473
CIE Automotive SA	13,547	408,594
Construcciones y Auxiliar de Ferrocarriles SA	6,076	188,827
#*Deoleo SA	13,813	3,728
*Distribuidora Internacional de Alimentacion SA	2,769,370	48,307
#*Duro Felguera SA	24,813	19,696
Ebro Foods SA	18,843	350,316
*eDreams ODIGEO SA	14,587	82,936
Elecnor SA	1,870	24,567
Enagas SA	73,043	1,464,005
Ence Energia y Celulosa SA	53,494	209,889
Ercros SA	23,548	109,967
Faes Farma SA	79,222	279,875
Fluidra SA	28,203	483,542

49

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Fomento de Construcciones y Contratas SA	6,616	$66,978
ΩGestamp Automocion SA	44,096	191,027
ΩGlobal Dominion Access SA	9,095	38,055
*Grenergy Renovables SA	1,528	44,838
*Grifols SA	11,362	116,906
Grupo Catalana Occidente SA	8,907	288,115
*Grupo Empresarial San Jose SA	96	419
Iberpapel Gestion SA	155	2,712
Indra Sistemas SA	67,056	888,355
Laboratorios Farmaceuticos Rovi SA	6,483	287,577
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	149,322	138,145
Mapfre SA	223,246	447,823
*Mediaset Espana Comunicacion SA	3,705	12,345
*Melia Hotels International SA	34,558	223,761
ΩMetrovacesa SA	3,671	30,720
Miquel y Costas & Miquel SA	276	3,711
ΩNeinor Homes SA	6,576	66,573
*Obrascon Huarte Lain SA	102,625	58,405
*Oryzon Genomics SA	1,626	3,806
Pharma Mar SA	3,596	149,588
Prim SA	28	323
*Promotora de Informaciones SA, Class A	8,985	3,769
ΩProsegur Cash SA	36,123	25,004
Prosegur Cia de Seguridad SA	37,998	73,076
*Realia Business SA	360	398
Renta 4 Banco SA	12	139
Sacyr SA	185,586	615,069
*Solaria Energia y Medio Ambiente SA	19,415	306,722
*Soltec Power Holdings SA	2,803	16,045
*ΩTalgo SA	8,281	28,798
*Tecnicas Reunidas SA	11,079	102,986
*Tubacex SA	13,437	36,567
ΩUnicaja Banco SA	264,921	268,928
Vidrala SA	5,230	549,676
Viscofan SA	11,444	785,843

TOTAL SPAIN		14,292,953

SWEDEN — (2.9%)
ΩAcadeMedia AB	23,720	120,366
AddLife AB, Class B	32,734	386,786
*Addnode Group AB	27,621	350,337
AFRY AB	37,357	701,087
ΩAlimak Group AB	14,225	104,983
Alligo AB, Class B	44	491
ΩAmbea AB	30,384	115,526
*Annehem Fastigheter AB, Class B	180	339
AQ Group AB	1,355	54,030
*Arise AB	8,092	43,863
Arjo AB, Class B	38,196	168,912
*ΩAttendo AB	35,488	125,764
Balco Group AB	64	276
BE Group AB	185	1,914
Beijer Alma AB, Class B	8,345	189,562
Beijer Electronics Group AB	96	1,063
Bergman & Beving AB	2,595	36,431
*Bergs Timber AB, Class B	43	153
#*Besqab AB	12	32
*Besqab AB	24	63
*»Betsson AB	8,654	1,662

50

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Betsson AB, Class B	37,146	$400,893
*Better Collective A/S	8,481	179,422
#*BHG Group AB	63,332	71,870
#*BICO Group AB	39,126	233,522
Bilia AB, A Shares	18,678	210,502
Biotage AB	13,525	167,987
*Bjorn Borg AB	96	369
Bonava AB, B Shares	22,261	40,020
#*ΩBoozt AB	12,905	149,466
ΩBravida Holding AB	12,863	156,128
BTS Group AB, B Shares	60	1,579
Bufab AB	10,736	355,451
Bulten AB	72	667
Byggmax Group AB	580	1,774
#*Calliditas Therapeutics AB, ADR	260	6,305
Catella AB	10,973	37,228
Catena AB	25,430	973,343
*Catena Media PLC	23,379	65,780
*Cavotec SA	208	292
Cellavision AB	4,131	70,479
#Clas Ohlson AB, B Shares	28,997	218,525
Cloetta AB, B Shares	88,439	187,099
*Collector Bank AB	10,649	33,845
Concentric AB	7,780	163,454
ΩCoor Service Management Holding AB	58,148	378,120
Corem Property Group AB, Class B	90,067	71,300
#Corem Property Group AB, Class D	714	10,734
Dedicare AB, Class B	458	6,474
Dios Fastigheter AB	18,387	131,038
#ΩDometic Group AB	21,588	154,229
*Duni AB	8,676	94,734
*ΩDustin Group AB	324	1,113
Eastnine AB	56	534
Elanders AB, Class B	819	10,396
Electrolux Professional AB, Class B	56,379	328,141
*ΩEltel AB	248	215
#*Enea AB	2,249	14,822
Eolus Vind AB, Class B	14,248	112,792
Ework Group AB	3,262	45,540
Fagerhult AB	1,303	8,321
*Fastighets AB Trianon	224	406
FastPartner AB, Class A	5,957	36,414
FastPartner AB, Class D	457	2,691
Fenix Outdoor International AG	18	1,444
*Ferronordic AB	902	8,407
*Fingerprint Cards AB, Class B	176,355	45,768
*FormPipe Software AB	132	335
G5 Entertainment AB	4,851	106,694
GARO AB	12,054	95,600
Granges AB	33,160	329,103
*ΩGreen Landscaping Group AB	485	3,858
Hanza AB	4,075	31,345
Heba Fastighets AB, Class B	17,981	54,343
*Hexatronic Group AB	3,445	29,052
HMS Networks AB	11,471	532,773
*Humana AB	176	248
IAR Systems Group AB	56	570
Instalco AB	75,432	395,646

51

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
#*International Petroleum Corp.	57,123	$557,182
Intrum AB	27,776	250,701
Inwido AB	29,427	308,407
*ITAB Shop Concept AB	472	538
JM AB	28,185	451,466
Kabe Group AB, Class B	20	397
*Karnov Group AB	27,497	148,781
#*K-fast Holding AB	20,507	41,185
Kindred Group PLC	2,197	26,945
KNOW IT AB	4,191	97,040
Lagercrantz Group AB, B Shares	4,796	61,626
Lime Technologies AB	48	1,189
Lindab International AB	20,174	322,359
Loomis AB	4,989	159,535
#*Maha Energy AB	15,227	14,103
*Medcap AB	656	17,364
MEKO AB	12,277	150,451
*Micro Systemation AB, Class B	284	1,362
*Midsona AB, Class B	240	188
*Millicom International Cellular SA	329	5,890
#MIPS AB	20,618	1,110,776
*»Modern Times Group MTG AB	124	302
*Modern Times Group MTG AB, Class B	22,939	184,165
*Momentum Group AB	44	360
ΩMunters Group AB	40,882	400,161
Mycronic AB	5,287	112,160
NCAB Group AB	13,010	99,123
NCC AB, Class B	17,222	171,091
Nederman Holding AB	44	839
*Net Insight AB, Class B	83,479	42,605
New Wave Group AB, Class B	27,051	545,385
Nilorngruppen AB, Class B	40	278
Nobia AB	9,197	13,405
Nolato AB, Class B	80,653	446,620
*Nordic Paper Holding AB	1,530	5,966
Nordic Waterproofing Holding AB	6,730	91,726
*Note AB	11,311	252,967
NP3 Fastigheter AB	3,494	67,140
Nyfosa AB	49,190	335,934
OEM International AB, Class B	2,915	28,277
#Orron Energy ab	75,056	87,369
*Ovzon AB	144	517
*OX2 AB	9,919	76,588
Peab AB, Class B	34,919	184,344
Platzer Fastigheter Holding AB, Class B	11,823	99,473
Prevas AB, B Shares	1,769	26,283
Pricer AB, Class B	566	579
Proact IT Group AB	2,220	23,808
Probi AB	4	72
Profilgruppen AB, Class B	119	1,276
Ratos AB, B Shares	50,735	174,999
*RaySearch Laboratories AB	11,840	79,185
Rejlers AB	1,614	24,940
ΩResurs Holding AB	42,473	80,704
Rottneros AB	7,112	8,542
Rvrc Holding AB	7,422	22,142
*Scandi Standard AB	21,305	110,085
#*ΩScandic Hotels Group AB	120,171	428,561

52

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Sdiptech AB	10,155	$234,043
*Sensys Gatso Group AB	155,823	13,612
SinterCast AB	36	372
SkiStar AB	13,468	173,188
Softronic AB, Class B	192	363
*Stendorren Fastigheter AB	4,106	80,461
*Stillfront Group AB	223,184	474,339
Systemair AB	12,500	108,338
*Tethys Oil AB	11,787	60,272
TF Bank AB	460	6,126
*Tobii AB	18,763	39,146
Troax Group AB	7,892	178,656
VBG Group AB, Class B	156	2,589
*Viaplay Group AB	9,233	235,118
Vitec Software Group AB, B Shares	6,573	345,399
Volati AB	92	918
*XANO Industri AB, Class B	167	1,496
*Xvivo Perfusion AB	2,295	68,466

TOTAL SWEDEN		19,151,198

SWITZERLAND — (8.0%)
*Accelleron Industries AG	5,491	135,108
Adecco Group AG	57,897	1,985,951
AEVIS VICTORIA SA	37	744
Allreal Holding AG, Registered	4,637	824,194
ALSO Holding AG, Registered	1,445	309,765
*Aluflexpack AG	1,031	21,221
*ams-OSRAM AG	90,033	621,092
APG SGA SA	193	42,718
Arbonia AG	21,565	263,611
*Aryzta AG	343,953	612,125
Ascom Holding AG, Registered	7,850	76,379
*Autoneum Holding AG	1,329	202,176
Bachem Holding AG, Registered	140	15,273
Baloise Holding AG, Registered	12,662	2,121,122
Banque Cantonale de Geneve	217	50,224
Banque Cantonale Vaudoise, Registered	6,693	706,109
*Basilea Pharmaceutica AG, Registered	5,346	259,477
Belimo Holding AG, Class R	3,758	1,814,716
Bell Food Group AG	581	184,734
Bellevue Group AG	1,582	55,811
Berner Kantonalbank AG, Registered	793	212,940
BKW AG	6,354	1,092,256
Bossard Holding AG, Registered	1,909	468,644
Bucher Industries AG, Registered	2,069	931,695
Burckhardt Compression Holding AG	1,252	773,664
Burkhalter Holding AG	144	15,499
Bystronic AG	403	292,045
Calida Holding AG, Registered	1,477	68,784
Cembra Money Bank AG	7,860	630,972
#*Cicor Technologies, Ltd.	4	199
Cie Financiere Tradition SA	19	2,562
Clariant AG, Registered	85,611	1,429,335
Coltene Holding AG, Registered	352	28,752
Comet Holding AG, Class R	4,208	1,016,482
#COSMO Pharmaceuticals NV	2,006	121,480
Daetwyler Holding AG	1,590	402,837
DKSH Holding AG	11,559	921,421
dormakaba Holding AG	850	381,046

53

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
*Dufry AG, Registered	29,062	$1,341,022
EFG International AG	24,382	234,766
Emmi AG, Registered	674	703,495
Energiedienst Holding AG, Registered	951	47,547
*Evolva Holding SA	64	1,361
Feintool International Holding AG	365	9,022
Flughafen Zurich AG, Registered	6,333	1,220,991
Forbo Holding AG, Registered	268	395,654
ΩGalenica AG	15,730	1,412,969
*GAM Holding AG	9,332	9,688
Georg Fischer AG, Registered	31,327	2,278,999
*Glarner Kantonalbank	36	1,072
Helvetia Holding AG, Registered	14,705	2,199,017
Huber + Suhner AG, Registered	6,504	534,906
Implenia AG, Registered	9,102	411,612
*Ina Invest Holding AG	148	3,035
Inficon Holding AG, Registered	526	572,067
Interroll Holding AG, Class R	261	954,503
Intershop Holding AG	360	254,008
Investis Holding SA	692	77,437
*Jungfraubahn Holding AG, Registered	743	126,887
Kardex Holding AG, Registered	1,847	420,221
Komax Holding AG, Class R	1,508	399,005
*Kudelski SA	543	1,104
Landis+Gyr Group AG	11,095	917,467
LEM Holding SA, Registered	97	214,914
Liechtensteinische Landesbank AG	2,602	184,468
Luzerner Kantonalbank AG, Registered	3,070	276,284
*MCH Group AG	75	393
ΩMedacta Group SA	629	84,663
*ΩMedartis Holding AG	184	15,319
Meier Tobler Group AG	346	20,681
Metall Zug AG, Registered	54	111,937
Mikron Holding AG	66	868
Mobilezone Holding AG, Registered	9,571	146,460
Mobimo Holding AG, Registered	4,149	1,114,107
#*Molecular Partners AG	18,680	125,296
Novavest Real Estate AG	259	11,553
OC Oerlikon Corp. AG	43,447	242,997
#*Orascom Development Holding AG	90	698
Orell Fuessli AG, Registered	4	351
Orior AG	1,182	110,624
#Peach Property Group AG	7,122	111,545
Phoenix Mecano AG	67	33,197
Plazza AG, Registered A	80	28,403
PSP Swiss Property AG, Registered	15,126	1,786,127
Rieter Holding AG, Registered	1,248	136,291
Romande Energie Holding SA, Registered	34	49,278
Schweiter Technologies AG	220	175,990
*ΩSensirion Holding AG	1,755	190,476
SFS Group AG	4,595	599,898
*Siegfried Holding AG, Registered	1,314	1,013,495
SIG Group AG	5,127	137,327
#Softwareone Holding AG	26,462	398,692
St Galler Kantonalbank AG, Registered	950	536,880
Stadler Rail AG	11,692	487,096
Sulzer AG, Registered	5,852	489,831
Swiss Prime Site AG, Registered	24,641	2,238,329

54

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
#*Swiss Steel Holding AG	71,814	$11,393
Swissquote Group Holding SA, Registered	3,250	694,877
Tecan Group AG, Class R	37	16,121
Temenos AG, Registered	22,629	1,898,695
TX Group AG	685	79,886
u-blox Holding AG	2,949	356,511
Valiant Holding AG	10,749	1,251,162
ΩVAT Group AG	3,585	1,261,930
Vaudoise Assurances Holding SA	205	108,483
Vetropack Holding AG	4,870	253,335
*Von Roll Holding AG	500	477
Vontobel Holding AG, Class R	8,563	574,362
VP Bank AG, Class A	591	66,135
VZ Holding AG	2,558	238,542
*V-ZUG Holding AG	533	48,985
*Walliser Kantonalbank, Registered	330	41,526
Ypsomed Holding AG, Registered	652	152,003
Zehnder Group AG, Registered	2,937	240,556
Zug Estates Holding AG, Class B	25	49,576
Zuger Kantonalbank AG	30	263,581
#*Zur Rose Group AG	7,662	335,215

TOTAL SWITZERLAND		52,638,837

UNITED KINGDOM — (12.3%)
4imprint Group PLC	8,070	457,457
*888 Holdings PLC	127,708	128,413
Advanced Medical Solutions Group PLC	49,615	152,784
AG Barr PLC	30,101	190,304
AJ Bell PLC	103,368	423,809
ΩAlfa Financial Software Holdings PLC	36,219	64,643
Alliance Pharma PLC	110,411	88,400
*AO World PLC	104,734	102,218
*Ascential PLC	147,279	472,412
Ashmore Group PLC	155,225	474,488
*ASOS PLC	20,624	190,995
#*ΩAston Martin Lagonda Global Holdings PLC	118,515	360,486
Avon Protection PLC	7,980	99,598
*Babcock International Group PLC	175,843	701,507
ΩBakkavor Group PLC	48,389	58,144
Balfour Beatty PLC	214,210	1,031,189
Bank of Georgia Group PLC	13,226	492,062
Beazley PLC	204,934	1,533,895
Bellway PLC	29,829	904,307
Bloomsbury Publishing PLC	7,051	39,748
Bodycote PLC	64,255	557,661
*boohoo Group PLC	340,872	211,136
Breedon Group PLC	511,699	441,846
Britvic PLC	90,142	1,034,988
Brooks Macdonald Group PLC	3,686	88,257
Bytes Technology Group PLC	75,105	392,512
*C&C Group PLC	132,242	259,960
*Capita PLC	566,196	247,227
*Capricorn Energy PLC	166,349	458,729
Centamin PLC	407,568	529,176
Central Asia Metals PLC	59,239	153,010
Chemring Group PLC	96,250	343,573
Chesnara PLC	50,501	176,142
Clarkson PLC	10,332	402,574
Close Brothers Group PLC	50,501	576,349

55

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
ΩCMC Markets PLC	43,911	$101,442
Coats Group PLC	488,442	480,086
Computacenter PLC	22,625	652,920
Cranswick PLC	18,078	729,382
Crest Nicholson Holdings PLC	87,766	296,741
Currys PLC	363,364	260,325
CVS Group PLC	22,766	606,628
*ΩDeliveroo PLC	95,849	131,797
DFS Furniture PLC	92,300	146,175
Diploma PLC	21,171	714,738
Direct Line Insurance Group PLC	166,655	359,552
DiscoverIE Group PLC	32,032	340,205
Diversified Energy Co. PLC	271,301	322,925
Domino’s Pizza Group PLC	135,136	499,705
Drax Group PLC	134,090	1,061,111
Dunelm Group PLC	40,697	586,201
ΩDWF Group plc	93,346	75,089
*easyJet PLC	22,819	142,717
*Elementis PLC	195,705	308,952
EMIS Group PLC	21,710	445,328
Energean PLC	38,849	604,505
*EnQuest PLC	539,207	113,316
*Ergomed PLC	15,074	202,727
Essentra PLC	101,256	262,809
*FD Technologies PLC	7,428	175,895
FDM Group Holdings PLC	32,787	277,343
Fevertree Drinks PLC	24,761	422,015
Firstgroup PLC	252,050	356,084
ΩForterra PLC	75,897	184,494
*Frasers Group PLC	40,963	395,672
*Frontier Developments PLC	510	3,173
#FW Thorpe PLC	6,900	30,788
Games Workshop Group PLC	11,114	1,385,740
Gamma Communications PLC	27,471	401,218
GB Group PLC	59,716	244,385
Genel Energy PLC	51,293	71,691
Genuit Group PLC	83,325	314,716
*Georgia Capital PLC	7,135	72,192
Grafton Group PLC	76,689	835,510
Grainger PLC	249,100	809,659
*Greencore Group PLC	176,671	190,414
Greggs PLC	34,107	1,208,048
Gulf Keystone Petroleum, Ltd.	71,947	122,804
Halfords Group PLC	73,889	195,215
Harbour Energy PLC	60,763	188,870
Harworth Group PLC	63,727	93,715
Hays PLC	559,824	800,744
Helical PLC	37,011	139,557
*Helios Towers PLC	246,724	323,441
Henry Boot PLC	28,263	84,902
Hikma Pharmaceuticals PLC	2,647	61,250
Hill & Smith PLC	26,943	465,977
Hilton Food Group PLC	26,679	227,352
Hiscox, Ltd.	55,237	820,630
Hochschild Mining PLC	112,380	101,488
Hollywood Bowl Group PLC	54,715	165,394
Hunting PLC	47,069	138,437
ΩIbstock PLC	137,776	293,870

56

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
IMI PLC	11,912	$238,806
Impax Asset Management Group PLC	29,055	286,310
Inchcape PLC	110,185	1,119,701
*Indivior PLC	47,097	903,332
IntegraFin Holdings PLC	84,660	289,645
International Distributions Services PLC	105,363	335,314
ITV PLC	833,141	845,906
*IWG PLC	253,624	540,969
James Halstead PLC	89,628	234,319
JET2 PLC	54,187	834,998
*John Wood Group PLC	232,706	659,267
Johnson Service Group PLC	165,970	253,666
ΩJTC PLC	1,708	17,024
Jupiter Fund Management PLC	162,244	265,101
*ΩJust Eat Takeaway.com NV	1,152	20,141
Just Group PLC	371,550	412,361
Kainos Group PLC	27,207	424,035
Keller Group PLC	28,232	237,038
*Kier Group PLC	149,645	144,264
Lancashire Holdings, Ltd.	82,005	631,315
Learning Technologies Group PLC	198,599	280,821
Liontrust Asset Management PLC	23,500	254,019
Lookers PLC	113,426	123,461
LSL Property Services PLC	30,101	102,530
ΩLuceco PLC	27,999	39,415
Man Group PLC	456,720	1,304,242
*Marks & Spencer Group PLC	482,431	996,563
Marshalls PLC	66,931	252,881
*Marston’s PLC	185,140	80,980
ME GROUP INTERNATIONAL PLC	16,397	26,504
Mediclinic International PLC	134,656	844,213
Midwich Group PLC	8,748	51,018
*Mitchells & Butlers PLC	90,142	198,387
Mitie Group PLC	527,921	610,459
MJ Gleeson PLC	10,087	54,136
Moneysupermarket.com Group PLC	180,631	622,075
Morgan Advanced Materials PLC	96,778	372,827
Morgan Sindall Group PLC	14,953	318,377
Mortgage Advice Bureau Holdings, Ltd.	4,742	46,490
MP Evans Group PLC	12,962	137,504
National Express Group PLC	169,763	259,037
NCC Group PLC	28,924	39,045
*ΩNetwork International Holdings PLC	143,383	697,803
Next Fifteen Communications Group PLC	27,985	296,167
*ΩOn the Beach Group PLC	61,615	102,226
OSB Group PLC	95,307	595,122
*Oxford Biomedica PLC	22,502	122,747
Oxford Instruments PLC	19,993	693,564
Pagegroup PLC	110,268	628,947
Pan African Resources PLC	740,682	164,780
PayPoint PLC	30,722	169,710
*Pendragon PLC	404,853	89,661
Pennon Group PLC	89,350	965,812
#*Petrofac, Ltd.	120,795	108,480
Pets at Home Group PLC	167,933	813,903
*Playtech PLC	81,724	592,687
Plus500, Ltd.	30,101	629,934
Polar Capital Holdings PLC	26,679	163,975

57

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
PPHE Hotel Group, Ltd.	4,742	$67,052
Premier Foods PLC	234,060	368,913
PZ Cussons PLC	71,947	181,312
QinetiQ Group PLC	194,385	907,412
*Rank Group PLC	88,030	106,772
Reach PLC	100,728	106,981
Redde Northgate PLC	78,801	372,408
Redrow PLC	94,666	615,750
Renew Holdings PLC	27,207	248,608
*Renewi PLC	27,999	211,151
Renishaw PLC	9,072	410,949
*Restaurant Group PLC (The)	212,565	108,205
RHI Magnesita NV	9,540	270,992
Ricardo PLC	1,971	14,864
Robert Walters PLC	19,101	102,274
Rotork PLC	243,781	1,001,953
RWS Holdings PLC	5,308	16,999
*S4 Capital PLC	93,690	172,163
ΩSabre Insurance Group PLC	59,216	94,078
Savills PLC	48,389	584,784
Senior PLC	165,245	341,452
Serco Group PLC	420,703	804,275
Serica Energy PLC	37,511	112,022
*SIG PLC	284,812	159,122
Sirius Real Estate, Ltd.	374,488	379,143
Smart Metering Systems PLC	43,119	429,775
Softcat PLC	26,218	440,586
Spectris PLC	37,275	1,761,123
*ΩSpire Healthcare Group PLC	94,402	271,124
Spirent Communications PLC	216,824	490,546
*SSP Group PLC	187,271	606,811
SThree PLC	43,383	229,835
Synthomer PLC	106,293	159,785
Tate & Lyle PLC	110,300	1,129,882
TBC Bank Group PLC	14,520	429,791
Telecom Plus PLC	22,163	503,091
*THG PLC	228,509	287,155
ΩTI Fluid Systems PLC	79,903	106,255
TP ICAP Group PLC	214,204	457,964
Travis Perkins PLC	83,865	1,009,825
Treatt PLC	19,862	166,513
#*Tremor International, Ltd., ADR	6,647	38,021
TT Electronics PLC	59,239	126,578
*TUI AG	8,540	54,464
#*Tullow Oil PLC	409,915	144,056
Tyman PLC	65,829	203,955
Vanquis Banking Group PLC	89,809	253,982
Vesuvius PLC	72,993	371,933
Victrex PLC	30,442	641,279
Virgin Money UK PLC	436,594	855,507
Vistry Group PLC	77,172	759,004
Vitec Group PLC (The)	17,564	173,298
Volex PLC	48,186	154,743
Volution Group PLC	67,459	367,476
Vp PLC	1,056	8,495
*ΩWatches of Switzerland Group PLC	77,217	807,003
Watkin Jones PLC	51,360	62,359
WH Smith PLC	43,911	868,716

58

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Wickes Group PLC	87,502	$148,254
Wincanton PLC	53,561	144,739
XP Power, Ltd.	6,636	184,748
XPS Pensions Group PLC	1,225	2,510
Young & Co.‘s Brewery PLC	3,686	36,137
Young & Co.‘s Brewery PLC, Class A	8,484	122,097

TOTAL UNITED KINGDOM		80,201,121

TOTAL COMMON STOCKS		635,164,692

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Draegerwerk AG & Co. KGaA	2,163	121,785
*Einhell Germany AG, Preference	61	10,573
Sixt SE	4,022	320,143
STO SE & Co. KGaA	343	66,949

TOTAL GERMANY		519,450

TOTAL PREFERRED STOCKS		519,450

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Australian Mines, Ltd. 5/30/2024	146	—
*Pointsbet Holdings, Ltd. 7/8/2024	2,763	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*<»Strabag SE	2,936	—

TOTAL AUSTRIA		—

FRANCE — (0.0%)
#*Mersen SA 5/3/2023	6,767	11,014

TOTAL FRANCE		11,014

HONG KONG — (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2023	3,000	5

TOTAL HONG KONG		5

NORWAY — (0.0%)
*poLight ASA 5/1/2023	34	5

TOTAL NORWAY		5

SINGAPORE — (0.0%)
*Keppel Infrastructure Trust 5/11/2023	31,685	546

TOTAL SINGAPORE		546

SWEDEN — (0.0%)
#*Fingerprint Cards AB 9/8/2023	9,058	620

TOTAL SWEDEN		620

UNITED STATES — (0.0%)
#*Atlantic Sapphire ASA 5/1/2023	9,170	43

TOTAL UNITED STATES		43

TOTAL RIGHTS/WARRANTS		12,233

TOTAL INVESTMENT SECURITIES — (97.1%) (Cost $572,049,029)		635,696,375

SECURITIES LENDING COLLATERAL — (2.9%)
@§The DFA Short Term Investment Fund	1,649,522	19,077,216

TOTAL INVESTMENTS — (100.0%) (Cost $591,126,245)		$654,773,591

59

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

60

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.5%)
ALS, Ltd.	35,392	$306,628
Altium, Ltd.	66	1,665
Ampol, Ltd.	93,524	1,849,837
Aristocrat Leisure, Ltd.	3,997	100,136
Aurizon Holdings, Ltd.	42,493	96,039
BHP Group, Ltd.	8,079	237,052
#BHP Group, Ltd., Sponsored ADR	410,159	24,215,787
BlueScope Steel, Ltd.	174,117	2,286,350
Brambles, Ltd.	575,741	5,421,827
carsales.com, Ltd.	303	4,757
Cochlear, Ltd.	36	5,868
Coles Group, Ltd.	93,459	1,124,077
Computershare, Ltd.	5,353	79,241
CSL, Ltd.	126	25,028
Domino’s Pizza Enterprises, Ltd.	6,206	206,785
Downer EDI, Ltd.	675	1,584
Endeavour Group, Ltd.	171,557	769,807
Fortescue Metals Group, Ltd.	179,217	2,480,045
IDP Education, Ltd.	12,158	226,255
Iluka Resources, Ltd.	96,350	698,493
James Hardie Industries PLC	118,160	2,615,106
JB Hi-Fi, Ltd.	39,168	1,150,554
Lottery Corp., Ltd. (The)	238,015	792,754
Medibank Pvt, Ltd.	197,878	465,534
Metcash, Ltd.	106,673	274,930
Mineral Resources, Ltd.	21,425	1,043,216
New Hope Corp., Ltd.	87,979	308,729
nib holdings, Ltd.	4,864	24,815
»OZ Minerals, Ltd.	18,420	353,014
Pilbara Minerals, Ltd.	227,396	637,166
Premier Investments, Ltd.	2,269	39,046
Pro Medicus, Ltd.	3,530	143,328
*Qantas Airways, Ltd.	61,511	268,287
Ramsay Health Care, Ltd.	9,317	398,183
REA Group, Ltd.	2,914	271,315
Rio Tinto, Ltd.	93,929	6,967,704
Seven Group Holdings, Ltd.	144	2,256
Sonic Healthcare, Ltd.	99,254	2,324,585
South32, Ltd.	426,437	1,194,880
Technology One, Ltd.	29,440	293,777
Telstra Corp., Ltd.	312,893	903,610
ΩViva Energy Group, Ltd.	127,486	261,173
Wesfarmers, Ltd.	138,783	4,766,424
Whitehaven Coal, Ltd.	257,616	1,225,770
Woodside Energy Group, Ltd.	549	12,219
#Woodside Energy Group, Ltd., Sponsored ADR	27,311	621,598
Woolworths Group, Ltd.	182,355	4,679,385
#Yancoal Australia, Ltd.	29,307	107,684

TOTAL AUSTRALIA		72,284,303

AUSTRIA — (0.1%)
ANDRITZ AG	2,572	167,103
Erste Group Bank AG	1,135	41,237
OMV AG	21,069	996,463

1

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
AUSTRIA — (Continued)
Verbund AG	4,403	$393,247
voestalpine AG	287	9,943

TOTAL AUSTRIA		1,607,993

BELGIUM — (0.8%)
Ageas SA	17,249	769,140
Anheuser-Busch InBev SA	9,198	600,135
Anheuser-Busch InBev SA, Sponsored ADR	4,385	284,893
KBC Group NV	61,423	4,392,782
Solvay SA, Class A	10,340	1,242,558
UCB SA	10,220	952,498
Umicore SA	11,028	362,324

TOTAL BELGIUM		8,604,330

CANADA — (9.5%)
Alimentation Couche-Tard, Inc.	128,552	6,409,118
ARC Resources, Ltd.	173,399	2,151,666
#BCE, Inc.	12,404	596,260
BCE, Inc.	91	4,369
BRP, Inc.	2,700	201,500
Canadian National Railway Co.	56,237	6,707,387
Canadian Natural Resources, Ltd.	13,992	851,714
#Canadian Natural Resources, Ltd.	181,921	11,091,723
Canadian Tire Corp., Ltd., Class A	28,009	3,667,830
CCL Industries, Inc.	20,278	952,526
Cenovus Energy, Inc.	10,626	178,158
Cenovus Energy, Inc.	81,731	1,373,081
*CGI, Inc.	29,935	3,035,708
*CGI, Inc.	32,138	3,258,347
Colliers International Group, Inc.	600	63,900
Constellation Software, Inc.	2,255	4,408,947
Dollarama, Inc.	27,663	1,711,626
Empire Co., Ltd., Class A	18,317	491,316
Endeavour Mining PLC	3,175	81,652
Fairfax Financial Holdings, Ltd.	1,416	988,475
FirstService Corp., Class WI	2,199	331,477
George Weston, Ltd.	6,198	831,335
Gildan Activewear, Inc.	36,516	1,189,691
Imperial Oil, Ltd.	3,704	188,600
Imperial Oil, Ltd.	25,912	1,319,698
Keyera Corp.	3,596	84,525
Loblaw Cos., Ltd.	42,559	3,998,594
*Lumine Group, Inc.	6,090	81,946
Lundin Mining Corp.	6,780	51,739
#Magna International, Inc.	63,766	3,326,035
*MEG Energy Corp.	17,229	286,578
Metro, Inc.	11,500	654,745
National Bank of Canada	40,425	3,011,235
Northland Power, Inc.	79,848	1,958,081
Nutrien, Ltd.	72,261	5,014,913
Pembina Pipeline Corp.	51,111	1,683,085
Pembina Pipeline Corp.	187	6,149
Quebecor, Inc., Class B	10,175	262,346
#Restaurant Brands International, Inc.	51,828	3,634,698
Ritchie Bros Auctioneers, Inc.	23,682	1,354,373
Rogers Communications, Inc., Class B	91,932	4,537,291
Rogers Communications, Inc., Class B	26,140	1,291,055
Royal Bank of Canada	1,838	182,532
Stantec, Inc.	4,560	273,808

2

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Suncor Energy, Inc.	232,095	$7,269,215
Teck Resources, Ltd., Class A	164	12,730
Teck Resources, Ltd., Class B	161,030	7,503,998
TFI International, Inc.	9,205	992,299
Toromont Industries, Ltd.	5,935	479,071
#Tourmaline Oil Corp.	52,337	2,348,856
Waste Connections, Inc.	172	23,900
Waste Connections, Inc.	10,788	1,501,150
West Fraser Timber Co., Ltd.	11,088	801,168
West Fraser Timber Co., Ltd.	8,409	608,559
Whitecap Resources, Inc.	57,893	455,871
WSP Global, Inc.	4,464	588,519

TOTAL CANADA		106,365,168

DENMARK — (2.8%)
Coloplast A/S, Class B	13,771	1,984,682
Novo Nordisk A/S, Class B	158,514	26,404,521
Novo Nordisk A/S, Sponsored ADR	2,017	337,021
Pandora A/S	28,944	2,676,054

TOTAL DENMARK		31,402,278

FINLAND — (1.2%)
Elisa OYJ	17,793	1,106,317
Fortum OYJ	46,915	700,773
Kesko OYJ, Class A	7,062	146,729
Kesko OYJ, Class B	71,795	1,498,437
Kone OYJ, Class B	101,525	5,794,704
Metso Outotec OYJ	24,429	269,695
Neste OYJ	49,887	2,419,998
Orion OYJ, Class A	89	4,181
Orion OYJ, Class B	11,716	551,265
Sampo OYJ, A Shares	9,215	467,566

TOTAL FINLAND		12,959,665

FRANCE — (10.2%)
Airbus SE	84,514	11,862,564
ΩALD SA	8,677	104,511
Arkema SA	3,045	301,273
BioMerieux	1,500	157,154
Bouygues SA	1,312	48,088
Bureau Veritas SA	88,888	2,565,172
Capgemini SE	386	70,271
Eiffage SA	27,679	3,297,156
Eurofins Scientific SE	2,692	188,006
Hermes International	3,349	7,271,819
Ipsen SA	3,878	470,943
Kering SA	13,784	8,821,577
ΩLa Francaise des Jeux SAEM	10,132	433,334
L’Oreal SA	1,666	795,939
LVMH Moet Hennessy Louis Vuitton SE	43,660	41,982,623
Orange SA	542,605	7,078,186
Orange SA, Sponsored ADR	140	1,823
Sartorius Stedim Biotech	2,105	563,549
Sodexo SA	1,910	204,959
STMicroelectronics NV	1,104	47,003
STMicroelectronics NV, Sponsored NVDR	82,459	3,535,842
Teleperformance	900	179,642
Thales SA	6,209	948,692
TotalEnergies SE	361,813	23,143,569

TOTAL FRANCE		114,073,695

3

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
GERMANY — (6.7%)
adidas AG	36,399	$6,406,996
Bayer AG, Registered	144,117	9,508,095
Bechtle AG	341	15,830
Brenntag SE	43,830	3,570,079
*Commerzbank AG	96,515	1,072,448
Continental AG	6,537	457,691
*ΩCovestro AG	40,900	1,796,656
*CTS Eventim AG & Co. KGaA	1,962	129,096
*Daimler Truck Holding AG	24,053	795,040
Deutsche Boerse AG	3,422	653,195
Deutsche Post AG, Registered	156,305	7,509,819
Deutsche Telekom AG	519,533	12,549,550
E.ON SE	591,749	7,842,732
GEA Group AG	9,360	439,583
#ΩHapag-Lloyd AG	1,425	442,382
HOCHTIEF AG	649	54,274
Infineon Technologies AG	131,241	4,767,592
Knorr-Bremse AG	5,705	399,564
Mercedes-Benz Group AG	69,011	5,377,342
*Merck KGaA	205	36,788
Nemetschek SE	5,222	406,899
Puma SE	14,067	822,464
Rational AG	410	296,478
Rheinmetall AG	17,676	5,181,031
RTL Group SA	3,824	179,337
*RWE AG	75,763	3,558,971
Telefonica Deutschland Holding AG	122,768	415,416
Volkswagen AG	948	159,029
Wacker Chemie AG	1,643	253,850

TOTAL GERMANY		75,098,227

HONG KONG — (2.0%)
AIA Group, Ltd.	337,800	3,655,602
ΩBudweiser Brewing Co APAC, Ltd.	92,000	264,870
#*Cathay Pacific Airways, Ltd.	134,000	129,222
Chow Tai Fook Jewellery Group, Ltd.	1,237,000	2,474,032
HKT Trust & HKT, Ltd.	447,000	586,517
Hong Kong Exchanges & Clearing, Ltd.	179,500	7,408,757
L’Occitane International SA	22,000	55,771
PCCW, Ltd.	140,000	72,944
PRADA SpA	80,400	589,949
*ΩSamsonite International SA	104,700	330,109
SITC International Holdings Co., Ltd.	200,000	368,412
Techtronic Industries Co., Ltd.	253,000	2,720,188
ΩWH Group, Ltd.	4,943,000	2,745,446
Xinyi Glass Holdings, Ltd.	342,000	623,014

TOTAL HONG KONG		22,024,833

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	88,909	4,312,087
Kingspan Group PLC	12,214	845,460
Smurfit Kappa Group PLC	44,682	1,654,487

TOTAL IRELAND		6,812,034

ISRAEL — (0.4%)
Ashtrom Group, Ltd.	3,578	56,035
Bank Leumi Le-Israel BM	258,651	2,025,706

4

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	191,992	$259,601
Delek Group, Ltd.	1,605	172,000
Electra, Ltd.	160	68,198
*Fattal Holdings 1998, Ltd.	168	14,904
First International Bank of Israel, Ltd. (The)	5,172	186,032
Fox Wizel, Ltd.	133	11,078
ICL Group, Ltd.	69,455	424,968
Maytronics, Ltd.	1,114	11,613
*Migdal Insurance & Financial Holdings, Ltd.	3,111	3,328
Mizrahi Tefahot Bank, Ltd.	19,624	636,784
*Nova, Ltd.	1,571	143,515
*Nova, Ltd.	121	11,066
Phoenix Holdings, Ltd. (The)	22,417	238,259
*Shufersal, Ltd.	4,867	24,613
*Strauss Group, Ltd.	3,588	79,496

TOTAL ISRAEL		4,367,196

ITALY — (1.8%)
Amplifon SpA	14,799	543,730
Brunello Cucinelli SpA	2,425	232,112
CNH Industrial NV	15,862	223,185
DiaSorin SpA	194	21,092
Enel SpA	15,897	108,794
Eni SpA	474,215	7,196,466
Ferrari NV	10,126	2,821,509
Moncler SpA	19,375	1,436,548
Recordati Industria Chimica e Farmaceutica SpA	12,992	598,539
Snam SpA	21,746	120,998
Stellantis NV	413,750	6,880,662

TOTAL ITALY		20,183,635

JAPAN — (19.9%)
Advantest Corp.	21,800	1,687,453
Aeon Co., Ltd.	134,700	2,737,724
AGC, Inc.	64,400	2,388,426
Air Water, Inc.	58,900	740,549
Ajinomoto Co., Inc.	109,400	3,924,790
Alps Alpine Co., Ltd.	5,400	48,977
Amvis Holdings, Inc.	2,500	54,217
Asics Corp.	30,400	842,801
Bandai Namco Holdings, Inc.	39,800	899,676
BayCurrent Consulting, Inc.	14,500	501,028
Benefit One, Inc.	4,700	64,340
BIPROGY, Inc.	10,200	244,953
Bridgestone Corp.	9,000	359,432
Capcom Co., Ltd.	74,200	2,784,577
Chugai Pharmaceutical Co., Ltd.	100,700	2,591,362
Cosmo Energy Holdings Co., Ltd.	10,500	333,125
Cosmos Pharmaceutical Corp.	1,400	137,568
CyberAgent, Inc.	167,400	1,451,911
Daicel Corp.	16,000	125,495
Daikin Industries, Ltd.	13,100	2,368,612
Daito Trust Construction Co., Ltd.	5,500	519,847
Dentsu Group, Inc.	11,800	422,465
Disco Corp.	12,300	1,392,010
Ebara Corp.	7,400	321,184
ENEOS Holdings, Inc.	1,353,200	4,790,089
Fast Retailing Co., Ltd.	18,200	4,278,500
Food & Life Cos, Ltd.	37,300	894,389

5

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fuji Electric Co., Ltd.	11,700	$468,292
Fujikura, Ltd.	52,600	355,392
Fujitsu, Ltd.	21,400	2,838,351
GMO Payment Gateway, Inc.	2,700	209,988
Goldwin, Inc.	700	63,386
Hakuhodo DY Holdings, Inc.	57,000	667,683
Hamamatsu Photonics KK	13,000	685,492
Hitachi, Ltd.	143,300	7,877,211
Hoya Corp.	45,400	4,737,884
Hulic Co., Ltd.	3,500	29,997
Ibiden Co., Ltd.	19,600	765,777
Idemitsu Kosan Co., Ltd.	31,100	658,247
IHI Corp.	37,000	925,238
Information Services International-Dentsu, Ltd.	1,400	49,095
Inpex Corp.	195,600	2,115,953
Internet Initiative Japan, Inc.	9,400	193,502
Isuzu Motors, Ltd.	89,300	1,043,413
Ito En, Ltd.	3,500	108,086
Itochu Techno-Solutions Corp.	16,700	431,098
Iwatani Corp.	100	4,722
Japan Exchange Group, Inc.	308,400	4,981,646
Japan Tobacco, Inc.	17,700	380,024
JFE Holdings, Inc.	178,100	2,095,371
Kakaku.com, Inc.	31,700	433,717
Kao Corp.	16,300	658,991
KDDI Corp.	288,300	8,994,223
Kobe Bussan Co., Ltd.	13,700	382,833
Komatsu, Ltd.	57,100	1,402,287
Kotobuki Spirits Co., Ltd.	1,400	102,816
Kuraray Co., Ltd.	54,600	508,047
Kurita Water Industries, Ltd.	7,500	312,305
Lasertec Corp.	4,000	540,521
Lawson, Inc.	6,300	285,470
Lixil Corp.	9,100	142,483
M3, Inc.	57,800	1,409,290
McDonald’s Holdings Co. Japan, Ltd.	800	33,313
MINEBEA MITSUMI, Inc.	98,100	1,801,124
MISUMI Group, Inc.	78,800	1,973,400
Mitsubishi Chemical Group Corp.	840,900	4,906,511
*Mitsubishi Motors Corp.	61,600	232,982
Mitsui Chemicals, Inc.	77,300	1,938,674
Mitsui High-Tec, Inc.	900	53,868
MonotaRO Co., Ltd.	81,000	1,218,287
Murata Manufacturing Co., Ltd.	75,000	4,340,322
NET One Systems Co., Ltd.	2,200	51,621
NGK Insulators, Ltd.	21,500	268,424
Nichirei Corp.	51,600	1,058,792
Nifco, Inc.	400	11,413
Nihon M&A Center Holdings, Inc.	87,400	663,050
Nintendo Co., Ltd.	155,900	6,550,170
NIPPON EXPRESS HOLDINGS, INC.	6,800	397,518
Nippon Sanso Holdings Corp.	13,600	243,704
Nippon Steel Corp.	110,600	2,349,839
Nissan Chemical Corp.	15,100	667,587
Niterra Co., Ltd.	37,800	786,731
Nomura Research Institute, Ltd.	53,600	1,346,249
NTT Data Corp.	72,100	973,759
Olympus Corp.	230,600	4,009,441

6

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Ono Pharmaceutical Co., Ltd.	14,800	$298,250
Open House Group Co., Ltd.	12,700	504,586
Oracle Corp.	6,800	486,909
Pan Pacific International Holdings Corp.	270,200	5,028,361
*Park24 Co., Ltd.	58,300	895,704
Persol Holdings Co., Ltd.	82,900	1,697,391
Rakus Co., Ltd.	52,800	797,244
Recruit Holdings Co., Ltd.	199,300	5,597,056
Relo Group, Inc.	37,900	587,016
*Renesas Electronics Corp.	326,600	4,250,249
Resonac Holdings Corp.	139,100	2,185,105
Ryohin Keikaku Co., Ltd.	214,200	2,243,228
Sanrio Co., Ltd.	1,800	83,017
Sanwa Holdings Corp.	71,200	774,930
SCREEN Holdings Co., Ltd.	8,700	702,824
SCSK Corp.	61,800	929,508
Seiko Epson Corp.	50,500	768,079
Seven & i Holdings Co., Ltd.	104,600	4,720,501
SG Holdings Co., Ltd.	144,300	2,070,739
Sharp Corp.	36,000	255,396
*SHIFT, Inc.	800	147,762
Shimano, Inc.	3,500	540,300
Shin-Etsu Chemical Co., Ltd.	255,700	7,254,207
Shinko Electric Industries Co., Ltd.	5,100	150,005
*Skylark Holdings Co., Ltd.	178,000	2,384,401
SoftBank Corp.	586,700	6,598,840
Sony Group Corp.	184,900	17,422,003
Subaru Corp.	85,800	1,383,109
SUMCO Corp.	145,200	1,988,749
Sumitomo Forestry Co., Ltd.	67,200	1,443,543
Sysmex Corp.	19,700	1,259,562
Taiyo Yuden Co., Ltd.	30,500	927,331
TDK Corp.	139,400	4,755,356
TechnoPro Holdings, Inc.	10,500	285,316
Teijin, Ltd.	41,200	457,795
TIS, Inc.	36,200	988,977
Tokai Carbon Co., Ltd.	13,000	117,240
Tokyo Electron, Ltd.	49,800	5,667,029
Tosoh Corp.	101,800	1,353,944
Toyota Boshoku Corp.	14,200	223,066
Toyota Tsusho Corp.	16,700	688,040
Trend Micro, Inc.	20,500	996,658
Unicharm Corp.	33,400	1,343,212
USS Co., Ltd.	68,300	1,142,639
*Visional, Inc.	700	36,500
Welcia Holdings Co., Ltd.	18,700	390,851
Workman Co., Ltd.	1,700	69,166
Yamaha Motor Co., Ltd.	124,000	3,187,310
Yaskawa Electric Corp.	71,200	2,881,151
Yokohama Rubber Co., Ltd. (The)	2,200	47,485
Zensho Holdings Co., Ltd.	22,000	697,169
ZOZO, Inc.	17,400	364,957

TOTAL JAPAN		221,710,876

NETHERLANDS — (4.2%)
ASML Holding NV, Sponsored NYS	62,504	39,806,297
OCI NV	2,528	66,675
Universal Music Group NV	50,779	1,110,545
Wolters Kluwer NV	47,190	6,259,526

TOTAL NETHERLANDS		47,243,043

7

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (0.3%)
*Air New Zealand, Ltd.	209,398	$98,294
Chorus, Ltd.	62,809	335,180
Fisher & Paykel Healthcare Corp., Ltd.	49,703	849,750
Mainfreight, Ltd.	6,046	267,750
Spark New Zealand, Ltd.	435,591	1,407,094

TOTAL NEW ZEALAND		2,958,068

NORWAY — (0.6%)
AF Gruppen ASA	2,416	36,654
Aker BP ASA	17,416	414,585
*ΩElkem ASA	40,281	135,638
Equinor ASA	161,908	4,618,976
Equinor ASA, Sponsored ADR	13,835	397,618
Mowi ASA	2,994	56,877
*Nordic Semiconductor ASA	10,194	109,796
Telenor ASA	46,042	572,559
TGS ASA	19,690	307,199
TOMRA Systems ASA	4,719	71,948
Yara International ASA	10,845	434,972

TOTAL NORWAY		7,156,822

PORTUGAL — (0.1%)
Galp Energia SGPS SA	96,815	1,174,649
Jeronimo Martins SGPS SA	2,807	70,965

TOTAL PORTUGAL		1,245,614

SINGAPORE — (1.0%)
City Developments, Ltd.	47,300	246,400
DBS Group Holdings, Ltd.	276,100	6,792,041
DFI Retail Group Holdings, Ltd.	43,200	129,600
Great Eastern Holdings, Ltd.	100	1,277
Sembcorp Industries, Ltd.	36,800	118,056
Singapore Exchange, Ltd.	77,200	553,764
Singapore Technologies Engineering, Ltd.	179,600	487,315
Venture Corp., Ltd.	15,000	190,796
Wilmar International, Ltd.	875,900	2,580,135

TOTAL SINGAPORE		11,099,384

SPAIN — (2.2%)
Acciona SA	2,010	372,798
*ΩAena SME SA	7,928	1,338,255
*Amadeus IT Group SA	58,216	4,096,586
Banco Bilbao Vizcaya Argentaria SA	44,419	326,105
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	29,102	213,609
Endesa SA	32,451	729,771
Ferrovial SA	44,568	1,398,839
Iberdrola SA	49,697	646,314
Industria de Diseno Textil SA	115,869	3,985,955
Naturgy Energy Group SA	8,199	256,162
Repsol SA	365,396	5,383,318
Telefonica SA	1,378,759	6,278,848

TOTAL SPAIN		25,026,560

SWEDEN — (2.8%)
AddTech AB, B Shares	21,381	427,318
Atlas Copco AB, Class A	543,362	7,845,369
Atlas Copco AB, Class B	88,460	1,132,350

8

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
#Avanza Bank Holding AB	22,562	$478,856
Axfood AB	11,932	295,704
Boliden AB	19,924	711,318
Electrolux AB, Class B	33,704	507,831
Epiroc AB, Class A	113,628	2,270,954
Epiroc AB, Class B	23,793	408,486
Fortnox AB	35,435	243,620
#H & M Hennes & Mauritz AB, Class B	110,850	1,619,752
*Hexatronic Group AB	16,815	141,802
Indutrade AB	66,134	1,584,160
Kindred Group PLC	14,727	180,619
Lagercrantz Group AB, B Shares	20,075	257,953
Lifco AB, Class B	20,925	476,345
Loomis AB	192	6,140
Medicover AB, Class B	5,166	85,166
*Millicom International Cellular SA	31,973	572,457
Nordnet AB publ	2,752	43,143
*Sectra AB, Class B	13,180	207,776
SSAB AB, Class A	19,923	141,130
SSAB AB, Class B	80,992	545,777
Tele2 AB, Class B	258,928	2,750,270
Telefonaktiebolaget LM Ericsson, Class B	88,916	488,649
Telia Co. AB	109,857	305,883
ΩThule Group AB	7,846	226,188
Volvo AB, Class A	13,380	283,064
Volvo AB, Class B	321,850	6,614,441

TOTAL SWEDEN		30,852,521

SWITZERLAND — (8.7%)
ABB, Ltd., Registered	208,098	7,509,812
*Accelleron Industries AG	5,726	140,890
Bachem Holding AG, Registered	10	1,091
EMS-Chemie Holding AG	500	410,932
Geberit AG, Registered	13,457	7,662,500
Givaudan SA, Registered	2,530	8,874,400
#Kuehne + Nagel International AG, Registered	13,979	4,144,776
#Logitech International SA, Class R Sponsored	18,257	1,085,561
Logitech International SA, Registered	1,319	77,832
Nestle SA, Registered	60,879	7,833,114
Novartis AG, Sponsored ADR	1,215	124,622
Partners Group Holding AG	5,447	5,282,681
Roche Holding AG	857	291,171
Roche Holding AG	101,894	32,094,807
Schindler Holding AG, Registered	831	177,301
SGS SA, Registered	13,825	1,251,325
Sika AG, Registered	34,138	9,412,354
Sonova Holding AG	11,159	3,533,067
Straumann Holding AG, Class R	13,865	2,081,970
Swisscom AG, Registered	5,385	3,708,786
ΩVAT Group AG	2,735	962,727

TOTAL SWITZERLAND		96,661,719

UNITED KINGDOM — (13.1%)
Admiral Group PLC	60,826	1,766,807
ΩAirtel Africa PLC	340,842	514,512
Anglo American PLC	98,284	3,020,379
Ashtead Group PLC	105,189	6,051,332
ΩAuto Trader Group PLC	230,371	1,840,397
B&M European Value Retail SA	263,052	1,586,029

9

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
BP PLC, Sponsored ADR	276,857	$11,151,800
BT Group PLC	1,340,601	2,676,619
Burberry Group PLC	115,607	3,764,881
Centrica PLC	2,147,568	3,090,667
Computacenter PLC	17,959	518,267
Diageo PLC	37,289	1,697,575
#Diageo PLC, Sponsored ADR	58,610	10,872,155
Experian PLC	112,183	3,962,170
Glencore PLC	632,136	3,726,346
GSK PLC	667,874	12,096,460
Haleon PLC	782,879	3,453,834
Hargreaves Lansdown PLC	88,476	892,978
Howden Joinery Group PLC	169,375	1,457,424
IMI PLC	8,609	172,589
Imperial Brands PLC	344,392	8,516,626
Intertek Group PLC	47,311	2,471,368
ITV PLC	1,189,676	1,207,903
JD Sports Fashion PLC	846,479	1,713,471
Man Group PLC	44,619	127,417
Next PLC	38,826	3,289,140
Reckitt Benckiser Group PLC	34,546	2,791,956
RELX PLC, Sponsored ADR	220,479	7,300,060
Rentokil Initial PLC	544,386	4,327,117
Rightmove PLC	205,624	1,484,010
Rio Tinto PLC	197,047	12,504,748
Softcat PLC	29,636	498,025
SSE PLC	245,554	5,671,189
St James’s Place PLC	122,155	1,852,415
Unilever PLC	252	14,052
Unilever PLC, Sponsored ADR	325,930	18,098,893

TOTAL UNITED KINGDOM		146,181,611

UNITED STATES — (0.7%)
Ferguson PLC	57,213	8,056,735

TOTAL UNITED STATES		8,056,735

TOTAL COMMON STOCKS		1,073,976,310

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG	194	20,614
*ΩDr Ing hc F Porsche AG	7,567	947,337
Sartorius AG	2,677	1,039,118
Volkswagen AG	35,521	4,850,119

TOTAL GERMANY		6,857,188

TOTAL PREFERRED STOCKS		6,857,188

TOTAL INVESTMENT SECURITIES — (96.8%) (Cost $988,932,351)		1,080,833,498

SECURITIES LENDING COLLATERAL — (3.2%)
@§The DFA Short Term Investment Fund	3,043,969	35,204,415

TOTAL INVESTMENTS — (100.0%) (Cost $1,024,136,766)		$1,116,037,913

#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

10

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2023, Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	15	06/16/23	$3,119,735	$3,141,375	$21,640

Total Futures Contracts			$3,119,735	$3,141,375	$21,640

11

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.1%)
BRAZIL — (3.7%)
*3R PETROLEUM OLEO E GAS SA	53,800	$340,575
AES Brasil Energia SA	26,206	55,944
Aliansce Sonae Shopping Centers sa	201,097	749,261
*Alliar Medicos A Frente SA	100	457
Alupar Investimento SA	8,424	45,531
Ambev SA	122,000	345,307
Ambev SA, Sponsored ADR	847,701	2,373,563
*Ambipar Participacoes e Empreendimentos S/A	17,300	70,890
*Anima Holding SA	43,046	19,876
Arezzo Industria e Comercio SA	3,000	39,805
Atacadao SA	116,000	249,258
Auren Energia SA	26,867	84,744
B3 SA - Brasil Bolsa Balcao	1,758,200	4,104,815
Banco ABC Brasil SA, Preference	15,600	52,137
Banco Bradesco SA	226,189	561,533
Banco BTG Pactual SA	410,116	1,919,889
Banco do Brasil SA	206,700	1,770,823
Banco Santander Brasil SA	35,700	191,743
BB Seguridade Participacoes SA	148,300	1,017,055
Blau Farmaceutica SA	4,600	18,279
BR Properties SA	2,293	29,075
BrasilAgro - Co. Brasileira de Propriedades Agricolas	5,189	25,059
*BRF SA	145,422	184,290
Caixa Seguridade Participacoes S/A	14,500	27,418
Camil Alimentos SA	16,300	23,459
CCR SA	477,300	1,294,654
Centrais Eletricas Brasileiras SA	276,362	1,869,905
Cia Brasileira de Aluminio	24,500	25,857
*Cia Brasileira de Distribuicao	57,000	170,903
*Cia de Saneamento Basico do Estado de Sao Paulo SABESP	134,000	1,235,580
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	14,140	130,795
Cia de Saneamento de Minas Gerais-COPASA	61,300	208,791
Cia de Saneamento do Parana	558,900	2,122,610
Cia de Saneamento do Parana	400	295
Cia Energetica de Minas Gerais	288	1,163
#Cia Energetica de Minas Gerais, Sponsored ADR	304,900	737,858
Cia Siderurgica Nacional SA	49,551	140,744
Cielo SA	344,800	376,307
*Cogna Educacao SA	2,509,900	1,023,456
*Construtora Tenda SA	5,600	6,537
Cosan SA	369,200	1,105,493
Cosan SA, ADR	1,300	15,444
CPFL Energia SA	89,200	590,881
CSU Digital SA	100	230
Cury Construtora e Incorporadora S/A	41,100	101,706
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	122,592	378,594
Dexco SA	147,887	174,112
Direcional Engenharia SA	16,800	52,722
EcoRodovias Infraestrutura e Logistica SA	122,312	150,847
EDP - Energias do Brasil SA	225,100	1,012,373
*Embraer SA	201,700	782,957
*Embraer SA, Sponsored ADR	84,075	1,298,959
*Enauta Participacoes SA	54,555	125,950

1

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Energisa SA	74,400	$621,630
*Eneva SA	92,823	210,588
Engie Brasil Energia SA	68,600	565,353
Equatorial Energia SA	383,323	2,094,816
Eternit SA	9,500	17,774
Even Construtora e Incorporadora SA	24,000	24,226
Ez Tec Empreendimentos e Participacoes SA	24,700	71,737
Fleury SA	104,000	301,844
Fras-Le SA	248	465
*Gafisa S/A	467	535
Gerdau SA, Sponsored ADR	381,827	1,905,317
*Gol Linhas Aereas Inteligentes SA, Preference	50	66
Grendene SA	82,900	135,381
GRUPO DE MODA SOMA SA	139,800	234,730
*Grupo Mateus SA	51,000	56,170
Guararapes Confeccoes SA	18,100	15,304
*ΩHapvida Participacoes e Investimentos SA	1,159,412	639,631
Helbor Empreendimentos SA	100	47
*Hidrovias do Brasil SA	81,600	41,755
Hypera SA	87,800	653,738
Instituto Hermes Pardini SA	5,500	22,262
*Inter & Co., Inc.	285	501
*International Meal Co. Alimentacao SA	2,100	882
Iochpe Maxion SA	44,745	101,513
Irani Papel e Embalagem SA	11,500	19,952
*IRB-Brasil Resseguros SA	17,373	109,283
Itau Unibanco Holding SA	13,284	58,655
JBS SA	417,800	1,494,872
JHSF Participacoes SA	68,793	53,353
Kepler Weber SA	50,400	72,635
Klabin SA	487,400	1,863,730
*Light SA	56,000	36,043
Localiza Rent a Car SA	94,920	1,100,635
*ΩLocaweb Servicos de Internet SA	139,100	146,250
LOG Commercial Properties e Participacoes SA	15,700	51,436
*Log-in Logistica Intermodal SA	4,500	34,783
*Lojas Quero Quero S/A	31,900	26,207
Lojas Renner SA	286,825	908,144
M Dias Branco SA	100	572
*Magazine Luiza SA	500,860	334,384
Mahle-Metal Leve SA	4,300	24,711
Marcopolo SA	200	112
*Marisa Lojas SA	28,700	3,614
Mills Estruturas e Servicos de Engenharia SA	6,806	12,448
Minerva SA	105,300	179,960
Movida Participacoes SA	34,118	58,718
MRV Engenharia e Participacoes SA	114,400	164,642
*Natura & Co. Holding SA	314,300	694,836
*Natura & Co. Holding SA, ADR	5,300	23,267
Neoenergia SA	7,500	23,162
Odontoprev SA	157,680	315,180
*Omega Energia SA	20,368	37,619
Pet Center Comercio e Participacoes SA	85,400	105,324
*Petro Rio SA	407,400	2,829,817
Petroleo Brasileiro SA	616,200	3,284,938
Petroleo Brasileiro SA, Sponsored ADR	74,250	788,535
Petroleo Brasileiro SA, Sponsored ADR	126,050	1,196,215
Petroreconcavo SA	11,900	46,812

2

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Porto Seguro SA	72,600	$364,680
Portobello SA	6,000	7,232
Positivo Tecnologia SA	18,300	27,398
Qualicorp Consultoria e Corretora de Seguros SA	96,900	76,895
Raia Drogasil SA	282,900	1,486,075
ΩRede D’Or Sao Luiz SA	57,474	262,736
Romi SA	121	362
Rumo SA	452,500	1,781,834
Santos Brasil Participacoes SA	98,400	166,398
Sao Martinho SA	46,700	293,109
Sendas Distribuidora SA	800	1,965
#Sendas Distribuidora SA, ADR	64,176	787,439
*ΩSer Educacional SA	100	65
SIMPAR SA	147,600	226,289
Sinqia SA	9,700	30,867
SLC Agricola SA	37,570	326,673
Suzano SA	389,000	3,094,676
SYN prop e tech SA	100	68
Telefonica Brasil SA	97,600	802,205
#Telefonica Brasil SA, ADR	65,425	534,522
TIM SA	219,600	614,530
TIM SA, ADR	360	5,011
TOTVS SA	67,169	344,515
Transmissora Alianca de Energia Eletrica SA	197,100	1,436,828
Trisul SA	100	70
Tupy SA	18,619	82,993
Ultrapar Participacoes SA	239,000	689,839
#Ultrapar Participacoes SA, Sponsored ADR	1,600	4,592
Unipar Carbocloro SA	1,760	22,075
Usinas Siderurgicas de Minas Gerais SA Usiminas	100	141
Vale SA	70,670	1,022,719
Vale SA, Sponsored ADR	976,600	14,072,806
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	100	210
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	163,200	398,634
*Via S/A	804,000	295,703
Vibra Energia SA	437,600	1,154,606
Vivara Participacoes SA	39,300	167,401
Vulcabras Azaleia SA	200	532
WEG SA	260,300	2,139,488
*Wiz Co.	14,300	16,893
*XP, Inc.	3,333	48,288
*YDUQS Participacoes SA	122,347	198,578
*Zamp SA	49,400	41,472

TOTAL BRAZIL		86,283,030

CHILE — (0.4%)
Aguas Andinas SA, Class A	231,123	70,297
Banco de Chile	5,746,568	615,685
Banco de Chile, Sponsored ADR	19,445	412,234
Banco de Credito e Inversiones SA	2,820	85,596
Banco Santander Chile	241,362	11,613
#Banco Santander Chile, Sponsored ADR	4,604	88,167
Besalco SA	31,632	15,913
Camanchaca SA	2,668	185
CAP SA	228	1,606
*Cencosud SA	1,173,394	2,406,099
Cia Cervecerias Unidas SA	237	1,947
Cia Sud Americana de Vapores SA	2,380,823	244,812
Colbun SA	22,519	3,172

3

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHILE — (Continued)
Empresa Nacional de Telecomunicaciones SA	304	$1,273
Empresas CMPC SA	320,680	505,669
Empresas Copec SA	39,661	277,697
Empresas Lipigas SA	64	225
Enel Americas SA	2,445,888	335,377
Enel Chile SA	3,689,419	211,553
*Engie Energia Chile SA	1,472	1,147
Falabella SA	63,157	136,277
Forus SA	116	210
Grupo Security SA	2,084	444
Hortifrut SA	16,259	26,246
Instituto de Diagnostico SA	124	205
Inversiones Aguas Metropolitanas SA	33,659	23,502
Inversiones La Construccion SA	2,696	17,139
Itau CorpBanca Chile SA	245,116	556
Multiexport Foods SA	580	163
*Parque Arauco SA	53,632	76,481
PAZ Corp. SA	400	221
Plaza SA	400	518
Ripley Corp. SA	73,046	14,864
Salfacorp SA	52,434	21,434
Sigdo Koppers SA	4,830	6,864
SMU SA	114,934	20,201
Sociedad Matriz SAAM SA	172,028	17,592
Sociedad Quimica y Minera de Chile SA, Class B	1,348	91,830
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	50,514	3,408,684
Socovesa SA	972	114
SONDA SA	55,132	28,028
Vina Concha y Toro SA	11,986	14,410

TOTAL CHILE		9,196,250

CHINA — (28.2%)
360 Security Technology, Inc., Class A	80,800	186,383
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	39,400	174,656
Ω3SBio, Inc.	2,489,500	2,489,532
5I5J Holding Group Co., Ltd., Class A	130,400	59,142
*AAC Technologies Holdings, Inc.	440,500	925,904
ΩAAG Energy Holdings, Ltd.	1,000	209
Accelink Technologies Co., Ltd., Class A	7,800	26,983
Addsino Co., Ltd., Class A	14,500	21,237
*Advanced Technology & Materials Co., Ltd., Class A	22,900	29,008
AECC Aero-Engine Control Co., Ltd., Class A	100	344
AECC Aviation Power Co., Ltd., Class A	12,700	80,273
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	15,300	21,436
*Agile Group Holdings, Ltd.	722,000	146,241
*Agora, Inc., ADR	2,176	7,290
Agricultural Bank of China, Ltd., Class H	7,257,000	2,801,145
Aier Eye Hospital Group Co., Ltd., Class A	458,085	1,949,257
*Air China, Ltd., Class H	178,000	156,914
Aisino Corp., Class A	100	210
ΩAK Medical Holdings, Ltd.	76,000	101,657
*Alibaba Group Holding, Ltd.	3,836,900	40,104,669
*Alibaba Group Holding, Ltd., Sponsored ADR	47,990	4,064,273
#*Alibaba Health Information Technology, Ltd.	716,000	511,696
*Alibaba Pictures Group, Ltd.	5,580,000	351,864
ΩA-Living Smart City Services Co., Ltd.	1,259,250	1,005,809
Allmed Medical Products Co., Ltd., Class A	27,400	45,355
*Alpha Group, Class A	26,200	35,157
Aluminum Corp. of China, Ltd., Class H	2,156,000	1,274,391

4

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Amlogic Shanghai Co., Ltd., Class A	3,504	$42,347
*An Hui Wenergy Co., Ltd., Class A	100	79
Angang Steel Co., Ltd., Class H	142,000	47,032
Angel Yeast Co., Ltd., Class A	11,700	67,598
Anhui Conch Cement Co., Ltd., Class H	579,500	1,823,418
Anhui Construction Engineering Group Co., Ltd., Class A	16,600	15,082
Anhui Expressway Co., Ltd., Class H	24,000	24,428
Anhui Guangxin Agrochemical Co., Ltd., Class A	140	591
Anhui Gujing Distillery Co., Ltd., Class A	8,500	336,084
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	200	269
Anhui Honglu Steel Construction Group Co., Ltd., Class A	5,000	23,262
*Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	17,800	21,314
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	140	106
*Anhui Jinhe Industrial Co., Ltd., Class A	4,600	17,142
Anhui Korrun Co., Ltd., Class A	100	238
Anhui Kouzi Distillery Co., Ltd., Class A	6,600	57,303
*Anhui Tatfook Technology Co., Ltd., Class A	14,500	19,101
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	167
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	11,300	11,637
Anhui Yingjia Distillery Co., Ltd., Class A	5,100	47,153
Anhui Zhongding Sealing Parts Co., Ltd., Class A	9,600	16,196
Anjoy Foods Co., Ltd., Class A	1,100	26,991
ANTA Sports Products, Ltd.	455,200	5,613,238
*ΩAntengene Corp., Ltd.	194,500	66,899
*Anton Oilfield Services Group	4,000	232
Aoshikang Technology Co., Ltd., Class A	13,900	80,650
*Aotecar New Energy Technology Co., Ltd., Class A	24,000	8,944
*Apeloa Pharmaceutical Co., Ltd., Class A	7,700	22,989
#*ΩArchosaur Games, Inc.	16,000	10,130
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	4,600	16,205
Asia Cement China Holdings Corp.	39,500	17,310
ΩAsiaInfo Technologies, Ltd.	44,800	81,840
Asymchem Laboratories Tianjin Co., Ltd., Class A	5,700	104,108
Avary Holding Shenzhen Co., Ltd., Class A	29,500	111,255
AviChina Industry & Technology Co., Ltd., Class H	1,422,000	766,259
AVICOPTER PLC, Class A	13,000	79,841
ΩBAIC Motor Corp., Ltd., Class H	1,331,000	373,024
*Baidu, Inc., Class A	675,450	9,955,485
*Baidu, Inc., Sponsored ADR	7,828	944,135
Bank of Beijing Co., Ltd., Class A	115,600	79,145
Bank of Changsha Co., Ltd., Class A	43,700	51,696
Bank of Chengdu Co., Ltd., Class A	69,900	138,725
Bank of China, Ltd., Class H	27,503,000	10,966,304
Bank of Chongqing Co., Ltd., Class H	1,000	567
Bank of Communications Co., Ltd., Class H	1,667,000	1,074,539
Bank of Guiyang Co., Ltd., Class A	27,136	22,145
Bank of Jiangsu Co., Ltd., Class A	470,860	524,368
Bank of Nanjing Co., Ltd., Class A	226,980	308,836
Bank of Ningbo Co., Ltd., Class A	34,770	137,508
Bank of Suzhou Co., Ltd., Class A	48,760	52,963
Baoshan Iron & Steel Co., Ltd., Class A	525,000	488,354
*Baozun, Inc., Class A	6,200	9,193
*Baozun, Inc., Sponsored ADR	1,741	8,061
BBMG Corp., Class H	4,000	515
Bear Electric Appliance Co., Ltd., Class A	3,100	37,800
Befar Group Co., Ltd., Class A	200	145
Beibuwan Port Co., Ltd., Class A	100	124
*BeiGene, Ltd.	163,900	3,152,766

5

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*BeiGene, Ltd., Sponsored ADR	1,117	$284,790
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	100	162
Beijing Capital Development Co., Ltd., Class A	600	387
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	12,000	5,200
*Beijing Capital International Airport Co., Ltd., Class H	812,000	630,989
Beijing Career International Co., Ltd., Class A	8,500	49,994
*Beijing Dabeinong Technology Group Co., Ltd., Class A	86,650	88,487
Beijing Easpring Material Technology Co., Ltd., Class A	1,600	12,366
*Beijing Energy International Holding Co., Ltd.	302,000	7,502
Beijing Enlight Media Co., Ltd., Class A	40,500	59,785
*Beijing Enterprises Clean Energy Group, Ltd.	2,000,000	15,796
Beijing Enterprises Water Group, Ltd.	1,940,000	491,802
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,600	16,537
Beijing Haixin Energy Technology Co., Ltd., Class A	30,600	16,000
*Beijing Jetsen Technology Co., Ltd., Class A	34,100	34,232
Beijing Jingneng Clean Energy Co., Ltd., Class H	298,000	72,888
*Beijing Jingxi Culture & Tourism Co., Ltd., Class A	100	87
Beijing Jingyuntong Technology Co., Ltd., Class A	15,700	14,264
Beijing Kingsoft Office Software, Inc., Class A	2,000	127,166
Beijing New Building Materials PLC, Class A	28,600	109,554
Beijing North Star Co., Ltd., Class H	2,000	229
*Beijing Orient Landscape & Environment Co., Ltd., Class A	500	140
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	13,400	22,162
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	7,300	31,285
Beijing Originwater Technology Co., Ltd., Class A	7,379	5,830
*Beijing Shiji Information Technology Co., Ltd., Class A	196	542
Beijing Shougang Co., Ltd., Class A	400	214
Beijing Shunxin Agriculture Co., Ltd., Class A	15,300	76,486
Beijing Sinnet Technology Co., Ltd., Class A	34,400	61,165
Beijing SL Pharmaceutical Co., Ltd., Class A	7,600	10,429
Beijing SPC Environment Protection Tech Co., Ltd., Class A	100	81
Beijing Strong Biotechnologies, Inc., Class A	7,300	24,673
*Beijing Thunisoft Corp., Ltd., Class A	100	130
Beijing Tiantan Biological Products Corp., Ltd., Class A	6,720	26,013
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	103,000	209,939
Beijing Tongrentang Co., Ltd., Class A	100	840
Beijing United Information Technology Co., Ltd., Class A	9,000	78,167
*Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	11,400	172,780
Beijing Yanjing Brewery Co., Ltd., Class A	40,300	76,196
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	1,500	15,340
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	11,630	19,940
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	343,800	269,647
Bestsun Energy Co., Ltd., Class A	200	124
Better Life Commercial Chain Share Co., Ltd., Class A	100	74
BGI Genomics Co., Ltd.	7,918	71,000
Biem.L.Fdlkk Garment Co., Ltd., Class A	5,700	29,672
*Bilibili, Inc., Class Z	77,640	1,554,798
Binjiang Service Group Co., Ltd.	4,000	12,179
Black Peony Group Co., Ltd., Class A	12,200	11,754
*Blue Sail Medical Co., Ltd., Class A	18,255	20,119
Bluefocus Intelligent Communications Group Co., Ltd., Class A	50,700	95,787
ΩBOC Aviation, Ltd.	66,400	524,440
BOC International China Co., Ltd., Class A	26,400	40,916
BOE Technology Group Co., Ltd., Class A	1,195,800	694,344
BOE Varitronix, Ltd.	116,000	188,853
Bosideng International Holdings, Ltd.	2,554,000	1,255,868
Bright Dairy & Food Co., Ltd., Class A	6,900	10,764
Bright Real Estate Group Co., Ltd., Class A	200	64

6

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Brilliance China Automotive Holdings, Ltd.	1,230,000	$515,510
B-Soft Co., Ltd., Class A	276,480	343,441
BTG Hotels Group Co., Ltd., Class A	27,900	87,288
*Burning Rock Biotech, Ltd., ADR	2,036	6,332
BYD Co., Ltd., Class H	190,000	5,712,175
BYD Electronic International Co., Ltd.	302,000	909,859
By-health Co., Ltd., Class A	6,600	22,765
C&D International Investment Group, Ltd.	260,000	796,571
C&S Paper Co., Ltd., Class A	13,100	22,290
Caitong Securities Co., Ltd., Class A	47,490	53,161
Camel Group Co., Ltd., Class A	15,600	21,474
Cangzhou Mingzhu Plastic Co., Ltd., Class A	10,200	6,497
*Canmax Technologies Co., Ltd., Class A	4,900	34,397
Canny Elevator Co., Ltd., Class A	100	123
*Capital Environment Holdings, Ltd.	8,000	143
Castech, Inc., Class A	7,000	27,117
CCS Supply Chain Management Co., Ltd., Class A	200	174
CECEP Solar Energy Co., Ltd., Class A	44,800	45,038
CECEP Wind-Power Corp., Class A	115,180	63,552
Central China Management Co., Ltd.	2,000	125
Central China Real Estate, Ltd.	2,076	51
CGN New Energy Holdings Co., Ltd.	898,000	283,703
CGN Nuclear Technology Development Co., Ltd., Class A	18,100	19,922
ΩCGN Power Co., Ltd., Class H	2,914,000	768,415
Changchun Faway Automobile Components Co., Ltd., Class A	17,600	20,617
Changchun High & New Technology Industry Group, Inc., Class A	7,400	174,128
Changjiang Securities Co., Ltd., Class A	51,900	42,505
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	124
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,200	18,971
Chaozhou Three-Circle Group Co., Ltd., Class A	22,200	96,999
*Cheng De Lolo Co., Ltd., Class A	46,600	60,780
Chengdu Hongqi Chain Co., Ltd., Class A	62,900	56,692
Chengdu Wintrue Holding Co., Ltd., Class A	10,700	15,950
Chengdu Xingrong Environment Co., Ltd., Class A	100	75
Chengxin Lithium Group Co., Ltd., Class A	11,300	51,838
*Chengzhi Co., Ltd., Class A	16,800	19,971
*Chifeng Jilong Gold Mining Co., Ltd., Class A	7,300	17,472
China Aerospace International Holdings, Ltd.	4,000	211
*China Agri-Products Exchange, Ltd.	5,000	53
China Aircraft Leasing Group Holdings, Ltd.	31,000	19,430
China Baoan Group Co., Ltd., Class A	58,300	89,851
China CAMC Engineering Co., Ltd., Class A	9,200	18,724
China Cinda Asset Management Co., Ltd., Class H	14,965,000	1,772,946
China CITIC Bank Corp., Ltd., Class H	3,740,000	2,020,102
China Coal Energy Co., Ltd., Class H	1,179,000	1,009,297
China Communications Services Corp., Ltd., Class H	1,074,000	586,945
*China Conch Environment Protection Holdings, Ltd.	846,500	263,119
China Conch Venture Holdings, Ltd.	821,500	1,306,045
China Construction Bank Corp., Class H	29,478,000	19,714,837
China CSSC Holdings, Ltd., Class A	23,500	87,948
*China CYTS Tours Holding Co., Ltd., Class A	100	205
China Datang Corp. Renewable Power Co., Ltd., Class H	778,000	301,293
*China Design Group Co., Ltd., Class A	19,700	27,117
*»China Dili Group	76,000	2,396
ΩChina East Education Holdings, Ltd.	230,500	115,105
*China Eastern Airlines Corp., Ltd., Class H	610,000	239,341
China Education Group Holdings, Ltd.	496,000	439,771
China Energy Engineering Corp., Ltd., Class H	4,216	634

7

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Everbright Bank Co., Ltd., Class H	174,000	$55,636
China Everbright Environment Group, Ltd.	2,858,000	1,208,749
#ΩChina Everbright Greentech, Ltd.	60,000	11,541
ΩChina Feihe, Ltd.	1,812,000	1,218,788
China Film Co., Ltd., Class A	100	233
China Foods, Ltd.	88,000	32,286
China Galaxy Securities Co., Ltd., Class H	1,693,000	916,604
China Gas Holdings, Ltd.	1,924,400	2,466,205
China Glass Holdings, Ltd.	2,000	257
China Gold International Resources Corp., Ltd.	145,000	738,863
China Great Wall Securities Co., Ltd., Class A	30,000	37,829
China Greatwall Technology Group Co., Ltd., Class A	12,000	20,106
*China Green Agriculture, Inc.	77	263
China Green Electricity Investment of Tianjin Co., Ltd., Class A	200	337
China Hanking Holdings, Ltd.	153,000	15,398
China Harmony Auto Holding, Ltd.	109,500	12,275
*China High Speed Railway Technology Co., Ltd., Class A	200	68
*China High Speed Transmission Equipment Group Co., Ltd.	117,000	42,627
China Hongqiao Group, Ltd.	1,535,000	1,503,733
ΩChina International Capital Corp., Ltd., Class H	626,800	1,311,107
China International Marine Containers Group Co., Ltd., Class H	22,650	14,600
China Jinmao Holdings Group, Ltd.	1,878,607	349,401
China Jushi Co., Ltd., Class A	91,057	191,761
China Kings Resources Group Co., Ltd., Class A	14,280	73,800
China Lesso Group Holdings, Ltd.	405,000	348,769
China Life Insurance Co., Ltd., Class H	1,629,000	3,116,929
China Lilang, Ltd.	10,000	5,427
*ΩChina Literature, Ltd.	157,600	722,761
China Longyuan Power Group Corp., Ltd., Class H	1,009,000	1,054,001
*»China Maple Leaf Educational Systems, Ltd.	4,000	34
*China Medical & HealthCare Group, Ltd.	1,000	138
China Medical System Holdings, Ltd.	1,625,000	2,691,117
China Meheco Co., Ltd., Class A	20,240	41,601
China Meidong Auto Holdings, Ltd.	30,000	46,396
China Mengniu Dairy Co., Ltd.	1,209,000	4,859,164
China Merchants Bank Co., Ltd., Class H	1,598,500	7,666,789
China Merchants Energy Shipping Co., Ltd., Class A	7,300	6,991
China Merchants Land, Ltd.	116,000	7,167
China Merchants Port Holdings Co., Ltd.	732,005	1,083,568
China Merchants Property Operation & Service Co., Ltd., Class A	11,400	25,572
ΩChina Merchants Securities Co., Ltd., Class H	600	608
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	37,200	73,398
China Minsheng Banking Corp., Ltd., Class H	2,207,500	809,896
#China Modern Dairy Holdings, Ltd.	1,014,000	125,298
China National Building Material Co., Ltd., Class H	2,410,000	1,799,080
China National Chemical Engineering Co., Ltd., Class A	4,800	7,342
China National Medicines Corp., Ltd., Class A	100	597
China National Nuclear Power Co., Ltd., Class A	659,200	656,986
ΩChina New Higher Education Group, Ltd.	369,000	127,859
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	34,900	26,566
*China Nonferrous Mining Corp., Ltd.	473,000	241,022
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	15,100	54,875
*China Oil & Gas Group, Ltd.	460,000	15,236
China Oilfield Services, Ltd., Class H	798,000	935,248
China Overseas Grand Oceans Group, Ltd.	865,879	499,679
China Overseas Land & Investment, Ltd.	1,844,000	4,660,564
China Overseas Property Holdings, Ltd.	395,000	437,273
China Pacific Insurance Group Co., Ltd., Class H	2,025,000	6,023,484

8

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Petroleum & Chemical Corp., Class H	12,052,000	$7,876,121
China Power International Development, Ltd.	6,026,000	2,279,930
China Publishing & Media Co., Ltd., Class A	38,300	55,100
China Railway Group, Ltd., Class H	1,450,000	1,111,989
ΩChina Railway Signal & Communication Corp., Ltd., Class H	370,000	173,454
China Railway Tielong Container Logistics Co., Ltd., Class A	100	90
China Reinsurance Group Corp., Class H	106,000	8,102
»ΩChina Renaissance Holdings, Ltd.	66,900	61,958
China Resources Beer Holdings Co., Ltd.	646,000	4,966,445
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	10,000	54,844
China Resources Cement Holdings, Ltd.	578,000	260,656
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	8,100	24,312
China Resources Gas Group, Ltd.	542,900	1,711,713
China Resources Land, Ltd.	1,288,000	5,972,458
China Resources Medical Holdings Co., Ltd.	373,500	347,811
China Resources Microelectronics, Ltd., Class A	11,475	94,889
ΩChina Resources Mixc Lifestyle Services, Ltd.	136,000	718,124
ΩChina Resources Pharmaceutical Group, Ltd.	2,889,500	2,863,770
China Resources Power Holdings Co., Ltd.	234,000	507,950
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	8,700	74,079
China Risun Group, Ltd.	174,000	81,349
*China Ruifeng Renewable Energy Holdings, Ltd.	4,000	24
#*China Ruyi Holdings, Ltd.	2,820,000	682,556
China Sanjiang Fine Chemicals Co., Ltd.	47,000	10,298
China SCE Group Holdings, Ltd.	309,000	25,193
China Science Publishing & Media, Ltd., Class A	100	600
#*China Shanshui Cement Group, Ltd.	2,000	296
*ΩChina Shengmu Organic Milk, Ltd.	160,000	6,420
China Shenhua Energy Co., Ltd., Class H	1,369,000	4,534,325
China Shuifa Singyes Energy Holdings, Ltd.	1,000	89
*China South City Holdings, Ltd.	1,436,000	93,295
*China Southern Airlines Co., Ltd., Class H	150,000	104,715
China State Construction Engineering Corp., Ltd., Class A	559,600	531,047
China State Construction International Holdings, Ltd.	1,046,000	1,296,524
China Sunshine Paper Holdings Co., Ltd.	1,000	348
China Suntien Green Energy Corp., Ltd., Class H	595,000	259,984
China Taiping Insurance Holdings Co., Ltd.	818,000	935,762
China Testing & Certification International Group Co., Ltd., Class A	14,168	24,189
*China Tianrui Group Cement Co., Ltd.	2,000	1,465
China Tianying, Inc., Class A	600	401
China Tourism Group Duty Free Corp., Ltd., Class A	48,562	1,129,168
ΩChina Tower Corp., Ltd., Class H	27,458,000	3,497,879
China Traditional Chinese Medicine Holdings Co., Ltd.	1,512,000	824,388
*China Travel International Investment Hong Kong, Ltd.	868,000	184,660
China Tungsten And Hightech Materials Co., Ltd., Class A	15,800	30,353
China Vanke Co., Ltd., Class H	826,319	1,286,337
China Water Affairs Group, Ltd.	36,000	28,800
China West Construction Group Co., Ltd., Class A	23,600	30,816
China World Trade Center Co., Ltd., Class A	200	536
ΩChina Xinhua Education Group, Ltd.	1,000	103
China XLX Fertiliser, Ltd.	44,000	21,075
China Yangtze Power Co., Ltd., Class A	433,907	1,371,305
China Yongda Automobiles Services Holdings, Ltd.	2,583,500	1,731,132
*ΩChina Yuhua Education Corp., Ltd.	550,000	90,383
*China ZhengTong Auto Services Holdings, Ltd.	119,500	9,286
China Zhenhua Group Science & Technology Co., Ltd., Class A	7,700	99,953
*China Zheshang Bank Co., Ltd., Class H	3,000	1,074
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	100	40

9

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*<»China Zhongwang Holdings, Ltd.	250,000	$10,032
Chinasoft International, Ltd.	1,290,000	856,177
*Chindata Group Holdings, Ltd., ADR	21,752	137,255
Chongqing Brewery Co., Ltd., Class A	1,300	19,558
Chongqing Changan Automobile Co., Ltd., Class A	58,270	100,241
Chongqing Department Store Co., Ltd., Class A	18,800	80,297
*Chongqing Dima Industry Co., Ltd., Class A	400	103
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	59,604	152,642
Chongqing Fuling Zhacai Group Co., Ltd., Class A	4,500	16,763
Chongqing Machinery & Electric Co., Ltd., Class H	2,000	163
Chongqing Rural Commercial Bank Co., Ltd., Class H	292,000	112,710
Chongqing Zhifei Biological Products Co., Ltd., Class A	23,900	280,866
Chongqing Zongshen Power Machinery Co., Ltd., Class A	22,200	20,715
*Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	17,800	19,540
Chow Tai Seng Jewellery Co., Ltd., Class A	300	733
»CIFI Ever Sunshine Services Group, Ltd.	400,000	155,416
CIMC Enric Holdings, Ltd.	254,000	233,295
Cinda Real Estate Co., Ltd., Class A	200	129
Cisen Pharmaceutical Co., Ltd., Class A	100	233
CITIC Securities Co., Ltd., Class H	996,625	2,089,765
CITIC, Ltd.	2,894,000	3,623,998
*City Development Environment Co., Ltd., Class A	31,800	54,062
*Citychamp Watch & Jewellery Group, Ltd.	128,000	19,241
#*CMGE Technology Group, Ltd.	546,000	175,974
CMOC Group, Ltd., Class H	1,695,000	1,034,287
CMST Development Co., Ltd., Class A	300	262
#*CNFinance Holdings, Ltd., ADR	1,516	4,009
CNOOC Energy Technology & Services, Ltd., Class A	1,700	906
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	12,200	24,670
COFCO Biotechnology Co., Ltd., Class A	38,600	43,990
COFCO Joycome Foods, Ltd.	2,406,000	619,131
Comba Telecom Systems Holdings, Ltd.	210,000	40,930
Concord New Energy Group, Ltd.	1,720,000	153,378
Contemporary Amperex Technology Co., Ltd., Class A	78,660	2,622,852
*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	370,000	379,432
COSCO SHIPPING Holdings Co., Ltd., Class H	2,442,399	2,825,129
Country Garden Holdings Co., Ltd.	4,875,229	1,248,323
Country Garden Services Holdings Co., Ltd.	258,000	402,288
CPMC Holdings, Ltd.	38,000	21,687
CQ Pharmaceutical Holding Co., Ltd., Class A	27,200	30,802
CRRC Corp., Ltd., Class H	1,085,000	700,767
ΩCSC Financial Co., Ltd., Class H	185,500	188,338
CSG Holding Co., Ltd., Class A	200	190
CSPC Pharmaceutical Group, Ltd.	4,662,000	4,739,265
CTS International Logistics Corp., Ltd., Class A	19,200	27,677
Daan Gene Co., Ltd., Class A	9,660	21,739
ΩDali Foods Group Co., Ltd.	143,500	59,594
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	35,500	25,895
Dare Power Dekor Home Co., Ltd., Class A	100	120
DaShenLin Pharmaceutical Group Co., Ltd., Class A	11,972	59,521
DBG Technology Co., Ltd., Class A	12,800	18,951
DeHua TB New Decoration Materials Co., Ltd., Class A	29,800	46,745
Dexin China Holdings Co., Ltd.	163,000	11,628
DHC Software Co., Ltd., Class A	65,800	73,943
Dian Diagnostics Group Co., Ltd., Class A	100	391
Digital China Group Co., Ltd., Class A	6,500	25,030
Digital China Information Service Co., Ltd., Class A	100	195
Do-Fluoride New Materials Co., Ltd., Class A	5,880	17,267

10

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Dong-E-E-Jiao Co., Ltd., Class A	9,400	$69,883
Dongfang Electric Corp., Ltd., Class H	98,200	138,608
Dongfang Electronics Co., Ltd., Class A	200	260
Dongfeng Motor Group Co., Ltd., Class H	4,000	1,906
*Dongguan Aohai Technology Co., Ltd., Class A	4,700	19,226
Dongguan Development Holdings Co., Ltd., Class A	17,200	24,794
Dongjiang Environmental Co., Ltd., Class H	400	130
Dongxing Securities Co., Ltd., Class A	46,300	55,708
Dongyue Group, Ltd.	2,271,000	2,299,959
*DouYu International Holdings, Ltd., Sponsored ADR	18,096	20,087
Dynagreen Environmental Protection Group Co., Ltd., Class H	71,000	25,506
*ΩEast Buy Holding, Ltd.	40,000	138,346
East Money Information Co., Ltd., Class A	722,899	1,680,056
E-Commodities Holdings, Ltd.	320,000	52,994
Ecovacs Robotics Co., Ltd., Class A	5,000	50,193
Edvantage Group Holdings, Ltd.	49,742	17,236
EEKA Fashion Holdings, Ltd.	26,500	37,269
Electric Connector Technology Co., Ltd., Class A	4,000	17,853
*Elion Energy Co., Ltd., Class A	390	231
ENN Energy Holdings, Ltd.	318,800	4,345,482
ENN Natural Gas Co., Ltd., Class A	61,000	178,861
Eoptolink Technology Inc., Ltd., Class A	7,600	75,734
Essex Bio-technology, Ltd.	1,000	465
Eternal Asia Supply Chain Management, Ltd., Class A	26,500	20,976
#EVA Precision Industrial Holdings, Ltd.	2,000	222
Eve Energy Co., Ltd., Class A	11,100	105,096
Everbright Jiabao Co., Ltd., Class A	200	87
ΩEverbright Securities Co., Ltd., Class H	20,600	15,221
*Fangda Carbon New Material Co., Ltd., Class A	16,100	14,999
Fangda Special Steel Technology Co., Ltd., Class A	25,300	19,514
Fanhua, Inc., ADR	9,399	77,542
*FAW Jiefang Group Co., Ltd., Class A	21,700	25,514
FAWER Automotive Parts Co., Ltd., Class A	10,400	7,000
Fiberhome Telecommunication Technologies Co., Ltd., Class A	100	295
*FIH Mobile, Ltd.	419,000	43,769
Financial Street Holdings Co., Ltd., Class A	300	218
First Capital Securities Co., Ltd., Class A	25,900	22,147
Flat Glass Group Co., Ltd., Class H	64,000	178,958
Focus Media Information Technology Co., Ltd., Class A	72,300	67,253
*Foshan Haitian Flavouring & Food Co., Ltd., Class A	384,539	3,921,345
Foshan Nationstar Optoelectronics Co., Ltd., Class A	100	124
Fosun International, Ltd.	431,500	301,779
Founder Securities Co., Ltd., Class A	113,400	114,657
Foxconn Industrial Internet Co., Ltd., Class A	347,200	808,416
Fu Shou Yuan International Group, Ltd.	569,000	461,005
*Fuan Pharmaceutical Group Co., Ltd., Class A	100	62
Fufeng Group, Ltd.	1,463,000	885,266
Fujian Longking Co., Ltd., Class A	100	240
Fujian Star-net Communication Co., Ltd., Class A	5,500	16,850
Fujian Sunner Development Co., Ltd., Class A	9,800	30,292
ΩFuyao Glass Industry Group Co., Ltd., Class H	264,800	1,072,707
ΩGanfeng Lithium Group Co., Ltd., Class H	128,560	842,611
Gansu Qilianshan Cement Group Co., Ltd., Class A	13,700	22,302
Gansu Shangfeng Cement Co., Ltd., Class A	15,120	24,569
GCL Energy Technology Co., Ltd.	22,600	46,452
#*GCL New Energy Holdings, Ltd.	50,012	3,313
GCL-Poly Energy Holdings, Ltd.	831,000	207,488
*GD Power Development Co., Ltd., Class A	105,068	58,580

11

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*GDS Holdings, Ltd., Class A	599,700	$1,153,578
#*GDS Holdings, Ltd., Sponsored ADR	1,634	25,376
Geely Automobile Holdings, Ltd.	2,948,000	3,624,021
GEM Co., Ltd., Class A	400	406
Gemdale Corp., Class A	57,700	68,007
Gemdale Properties & Investment Corp., Ltd.	778,000	51,537
*Genimous Technology Co., Ltd., Class A	24,200	22,930
Getein Biotech, Inc., Class A	21,900	45,045
GF Securities Co., Ltd., Class H	292,800	419,250
Giant Network Group Co., Ltd., Class A	41,900	95,865
GigaDevice Semiconductor, Inc., Class A	7,200	112,806
*Ginlong Technologies Co., Ltd., Class A	7,800	128,211
*Glorious Property Holdings, Ltd.	3,000	29
*Glory Sun Financial Group, Ltd.	14,000	303
GoerTek, Inc., Class A	68,300	175,011
*Golden Eagle Retail Group, Ltd.	1,000	576
*»GOME Retail Holdings, Ltd.	1,048,000	14,018
*Gosuncn Technology Group Co., Ltd., Class A	300	152
Gotion High-tech Co., Ltd., Class A	2,800	11,122
*Grand Baoxin Auto Group, Ltd.	500	23
Grand Pharmaceutical Group, Ltd.	527,000	342,386
Grandblue Environment Co., Ltd., Class A	100	290
*Grandjoy Holdings Group Co., Ltd., Class A	300	159
Great Wall Motor Co., Ltd., Class H	1,059,000	1,273,514
*Greattown Holdings, Ltd., Class A	20,100	9,029
*Greatview Aseptic Packaging Co., Ltd.	55,000	12,261
Gree Electric Appliances, Inc. of Zhuhai, Class A	81,600	463,676
Gree Real Estate Co., Ltd., Class A	229,100	267,048
Greenland Hong Kong Holdings, Ltd.	80,000	6,115
Greentown China Holdings, Ltd.	421,500	504,733
ΩGreentown Management Holdings Co., Ltd.	209,000	199,152
Greentown Service Group Co., Ltd.	686,000	420,344
GRG Banking Equipment Co., Ltd., Class A	48,300	82,532
GRG Metrology & Test Group Co., Ltd., Class A	9,300	30,439
Guangdong Advertising Group Co., Ltd., Class A	28,900	24,336
Guangdong Aofei Data Technology Co., Ltd., Class A	13,300	24,897
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	200	191
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	100	74
*Guangdong Dowstone Technology Co., Ltd., Class A	7,400	14,013
Guangdong Ellington Electronics Technology Co., Ltd., Class A	200	222
Guangdong Haid Group Co., Ltd., Class A	10,100	80,076
Guangdong HEC Technology Holding Co., Ltd., Class A	17,700	19,865
Guangdong Hongda Holdings Group Co., Ltd., Class A	100	432
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	200	96
*Guangdong Hybribio Biotech Co., Ltd., Class A	24,300	51,420
Guangdong Investment, Ltd.	1,054,000	1,007,019
Guangdong Provincial Expressway Development Co., Ltd., Class A	10,900	12,217
Guangdong Shirongzhaoye Co., Ltd., Class A	100	91
Guangdong South New Media Co., Ltd., Class A	10,000	71,007
Guangdong Tapai Group Co., Ltd., Class A	14,300	16,751
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	31,100	73,356
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	321
Guanghui Energy Co., Ltd., Class A	175,700	235,764
*Guangshen Railway Co., Ltd., Class H	290,000	67,606
*Guangxi Guidong Electric Power Co., Ltd., Class A	120	53
Guangxi Liugong Machinery Co., Ltd., Class A	200	220
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	300	113
Guangzhou Automobile Group Co., Ltd., Class H	1,756,000	1,089,405

12

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Guangzhou Baiyun International Airport Co., Ltd., Class A	200	$453
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	20,000	65,606
Guangzhou Haige Communications Group, Inc. Co., Class A	46,800	66,584
Guangzhou KDT Machinery Co., Ltd., Class A	18,300	43,878
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,000	35,446
Guangzhou Restaurant Group Co., Ltd., Class A	6,100	27,041
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	23,900	227,806
Guangzhou Tinci Materials Technology Co., Ltd., Class A	28,240	174,092
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	100	117
Guizhou Panjiang Refined Coal Co., Ltd., Class A	100	98
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	121,100	85,185
Guomai Technologies, Inc., Class A	100	112
*Guorui Properties, Ltd.	2,000	45
*Guosheng Financial Holding, Inc., Class A	1,000	1,181
ΩGuotai Junan Securities Co., Ltd., Class H	1,000	1,287
Guoyuan Securities Co., Ltd., Class A	46,200	46,712
*H World Group, Ltd.	458,500	2,102,702
#*ΩHaichang Ocean Park Holdings, Ltd.	2,000	413
Haier Smart Home Co., Ltd., Class A	24,500	83,870
Haier Smart Home Co., Ltd., Class H	1,086,800	3,523,492
*Hainan Meilan International Airport Co., Ltd.	84,000	173,353
Hainan Poly Pharm Co., Ltd.	6,600	20,134
*Hainan Ruize New Building Material Co., Ltd., Class A	100	51
Haitian International Holdings, Ltd.	23,000	59,478
Haitong Securities Co., Ltd., Class H	1,287,200	852,678
*Hand Enterprise Solutions Co., Ltd., Class A	100	156
*Hang Zhou Great Star Industrial Co., Ltd., Class A	16,900	46,282
Hangcha Group Co., Ltd., Class A	8,500	26,188
Hangxiao Steel Structure Co., Ltd., Class A	1,375,200	881,940
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	34,700	46,212
*Hangzhou Century Co., Ltd., Class A	100	72
Hangzhou First Applied Material Co., Ltd., Class A	27,800	197,279
*Hangzhou Lion Electronics Co., Ltd., Class A	19,000	126,516
*Hangzhou Onechance Tech Corp., Class A	4,100	17,784
*Hangzhou Oxygen Plant Group Co., Ltd., Class A	9,300	54,001
Hangzhou Robam Appliances Co., Ltd., Class A	100	376
Hangzhou Silan Microelectronics Co., Ltd., Class A	16,500	78,410
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	22,100	183,277
*Han’s Laser Technology Industry Group Co., Ltd., Class A	56,700	213,917
ΩHansoh Pharmaceutical Group Co., Ltd.	284,000	516,633
*ΩHarbin Bank Co., Ltd., Class H	5,000	172
*Harbin Electric Co., Ltd., Class H	280,000	124,486
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	300	100
HBIS Resources Co., Ltd., Class A	9,000	18,057
Health & Happiness H&H International Holdings, Ltd.	168,500	287,634
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	5,800	27,001
Hefei Meiya Optoelectronic Technology, Inc., Class A	130	510
Heilongjiang Agriculture Co., Ltd., Class A	11,500	22,541
Hello Group, Inc., ADR	54,214	453,229
Henan Lingrui Pharmaceutical Co., Class A	24,500	59,133
Henan Pinggao Electric Co., Ltd., Class A	200	332
*Henan Rebecca Hair Products Co., Ltd., Class A	200	74
*Henan Senyuan Electric Co., Ltd., Class A	100	67
Henan Shenhuo Coal & Power Co., Ltd., Class A	32,400	76,282
Henan Shuanghui Investment & Development Co., Ltd., Class A	8,600	30,993
Henan Yuguang Gold & Lead Co., Ltd., Class A	100	92
Henan Zhongyuan Expressway Co., Ltd., Class A	200	99
Hengan International Group Co., Ltd.	373,000	1,663,079

13

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	7,300	$20,034
Hengli Petrochemical Co., Ltd., Class A	128,600	293,486
Hengtong Optic-electric Co., Ltd., Class A	20,900	43,954
Hengyi Petrochemical Co., Ltd., Class A	29,600	32,793
Hesteel Co., Ltd., Class A	126,400	42,174
Hisense Home Appliances Group Co., Ltd., Class H	1,000	2,306
Hithink Royalflush Information Network Co., Ltd., Class A	4,500	115,691
*Holitech Technology Co., Ltd., Class A	74,100	33,287
*Hongda Xingye Co., Ltd., Class A	67,600	24,996
Hongfa Technology Co., Ltd., Class A	140	632
*Honghua Group, Ltd.	51,000	1,312
*ΩHonworld Group, Ltd.	500	48
#*ΩHope Education Group Co., Ltd.	3,624,000	276,997
Hopson Development Holdings, Ltd.	111,012	98,427
Hoyuan Green Energy Co., Ltd., Class A	7,300	93,833
*ΩHua Hong Semiconductor, Ltd.	396,000	1,616,810
Huaan Securities Co., Ltd., Class A	520	375
Huadian Power International Corp., Ltd., Class H	420,000	203,315
Huadong Medicine Co., Ltd., Class A	4,000	23,948
Huafon Chemical Co., Ltd., Class A	66,300	68,950
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	37,000	20,843
Huafu Fashion Co., Ltd., Class A	300	133
Huagong Tech Co., Ltd., Class A	18,900	90,961
Huaibei Mining Holdings Co., Ltd., Class A	37,200	73,022
Hualan Biological Engineering, Inc., Class A	12,000	40,351
*Huaneng Power International, Inc., Class H	1,468,000	912,603
Huapont Life Sciences Co., Ltd., Class A	36,200	27,608
ΩHuatai Securities Co., Ltd., Class H	727,600	938,013
*Huawen Media Group, Class A	100	37
Huaxi Securities Co., Ltd., Class A	17,200	21,962
Huaxin Cement Co., Ltd., Class A	100	213
Huayu Automotive Systems Co., Ltd., Class A	60,700	143,613
*Huazhu Group, Ltd., Sponsored ADR	6,740	316,106
Hubei Biocause Pharmaceutical Co., Ltd., Class A	53,200	26,434
Hubei Energy Group Co., Ltd., Class A	500	308
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	11,400	51,951
Hubei Xingfa Chemicals Group Co., Ltd., Class A	16,900	60,294
Huizhou Desay Sv Automotive Co., Ltd., Class A	12,100	180,681
Humanwell Healthcare Group Co., Ltd., Class A	8,200	31,955
Hunan Aihua Group Co., Ltd., Class A	17,300	55,449
*Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	44,400	21,805
Hunan Gold Corp., Ltd., Class A	100	217
Hunan Valin Steel Co., Ltd., Class A	98,620	75,212
Hundsun Technologies, Inc., Class A	35,402	252,607
*HUYA, Inc., Sponsored ADR	9,215	29,949
HY Energy Group Co., Ltd., Class A	100	91
*ΩHygeia Healthcare Holdings Co., Ltd.	104,400	764,723
*Hytera Communications Corp., Ltd., Class A	30,500	26,389
*HyUnion Holding Co., Ltd., Class A	19,200	20,494
*ΩiDreamSky Technology Holdings, Ltd.	411,200	186,483
Iflytek Co., Ltd., Class A	43,300	379,010
*I-Mab, ADR	2,752	8,476
ΩIMAX China Holding, Inc.	100	97
*Imeik Technology Development Co., Ltd., Class A	4,658	365,986
Industrial & Commercial Bank of China, Ltd., Class H	19,406,000	10,432,403
Industrial Bank Co., Ltd., Class A	178,400	443,729
Industrial Securities Co., Ltd., Class A	192,200	186,557
Infore Environment Technology Group Co., Ltd., Class A	59,100	45,243

14

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*ΩIngdan, Inc.	1,000	$200
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	513,900	135,095
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	594,000	1,155,697
Inner Mongolia ERDOS Resources Co., Ltd., Class A	140	292
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	117,300	73,532
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	26,600	15,484
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	113,905	486,337
Inner Mongolia Yitai Coal Co., Ltd., Class H	200	408
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	40,300	42,784
*ΩInnovent Biologics, Inc.	190,000	906,445
*Inspur Digital Enterprise Technology, Ltd.	96,000	46,839
Inspur Electronic Information Industry Co., Ltd., Class A	6,100	36,213
Intco Medical Technology Co., Ltd., Class A	11,400	36,028
#*iQIYI, Inc., Sponsored ADR	38,120	232,532
IVD Medical Holding, Ltd.	45,000	7,911
JA Solar Technology Co., Ltd., Class A	15,036	87,719
Jafron Biomedical Co., Ltd., Class A	15,500	64,478
Jason Furniture Hangzhou Co., Ltd., Class A	7,630	40,854
JCET Group Co., Ltd., Class A	38,999	155,190
*ΩJD Health International, Inc.	148,250	1,062,315
JD.com, Inc., Class A	444,080	7,688,056
JD.com, Inc., Sponsored ADR	18,042	644,460
*Jiajiayue Group Co., Ltd., Class A	12,700	27,076
Jiangling Motors Corp., Ltd., Class A	10,900	21,569
*Jiangnan Group, Ltd.	4,000	199
*Jiangsu Azure Corp., Class A	10,600	17,026
Jiangsu Bioperfectus Technologies Co., Ltd., Class A	3,247	30,546
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	19,900	22,449
Jiangsu Eastern Shenghong Co., Ltd., Class A	43,000	78,693
*Jiangsu Etern Co., Ltd., Class A	200	185
Jiangsu Expressway Co., Ltd., Class H	2,000	2,025
Jiangsu Hengli Hydraulic Co., Ltd., Class A	29,285	260,353
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	38,380	269,698
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	100	165
Jiangsu Huahong Technology Stock Co., Ltd., Class A	8,600	15,999
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	16,500	9,724
*Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	100	426
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	21,600	186,571
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	212
Jiangsu Linyang Energy Co., Ltd., Class A	5,500	6,236
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	200	821
Jiangsu Provincial Agricultural Reclamation and Development Corp.	100	173
Jiangsu Shagang Co., Ltd., Class A	25,900	14,665
*Jiangsu Sopo Chemical Co., Class A	45,000	45,174
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	23,900	516,785
Jiangsu Yangnong Chemical Co., Ltd., Class A	3,900	51,876
Jiangsu Yoke Technology Co., Ltd., Class A	9,100	88,933
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	912
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	28,680	19,097
Jiangsu Zhongtian Technology Co., Ltd., Class A	51,700	108,952
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	700	269
Jiangxi Bank Co., Ltd., Class H	2,500	315
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	100	173
Jiangxi Wannianqing Cement Co., Ltd., Class A	36,875	46,978
Jiangzhong Pharmaceutical Co., Ltd., Class A	7,000	23,609
*Jiayin Group, Inc., ADR	684	2,873
*Jilin Chemical Fibre, Class A	36,100	20,440
*Jilin Electric Power Co., Ltd., Class A	200	157

15

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jinchuan Group International Resources Co., Ltd.	938,000	$66,916
Jinduicheng Molybdenum Co., Ltd., Class A	200	324
*Jingrui Holdings, Ltd.	1,000	22
*Jinke Smart Services Group Co., Ltd., Class H	13,600	20,755
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	9,496	471,097
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	200	323
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	55,900	25,030
Jinneng Science&Technology Co., Ltd., Class A	12,300	16,487
Jinyu Bio-Technology Co., Ltd., Class A	100	155
JiuGui Liquor Co., Ltd., Class A	100	1,615
ΩJiumaojiu International Holdings, Ltd.	260,000	578,963
Jiuzhitang Co., Ltd., Class A	13,400	25,394
Jizhong Energy Resources Co., Ltd., Class A	32,100	34,310
JL Mag Rare-Earth Co., Ltd., Class A	15,354	61,809
JNBY Design, Ltd.	11,500	12,643
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	13,900	26,000
*Jointo Energy Investment Co., Ltd., Class A	300	259
Jointown Pharmaceutical Group Co., Ltd., Class A	15,300	36,619
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	4,900	26,010
*Joy City Property, Ltd.	566,000	23,433
Joyoung Co., Ltd., Class A	1,800	4,233
ΩJS Global Lifestyle Co., Ltd.	573,000	505,852
JSTI Group, Class A	21,068	19,871
Ju Teng International Holdings, Ltd.	2,000	334
Juewei Food Co., Ltd., Class A	400	2,297
*Juneyao Airlines Co., Ltd., Class A	200	518
Jushri Technologies, Inc., Class A	11,000	19,892
*ΩJW Cayman Therapeutics Co., Ltd.	60,000	25,223
*Kaishan Group Co., Ltd., Class A	19,500	46,896
*ΩKangda International Environmental Co., Ltd.	1,000	64
*Kasen International Holdings, Ltd.	1,000	45
Kehua Data Co., Ltd., Class A	5,400	32,759
Kinetic Development Group, Ltd.	2,000	166
Kingboard Holdings, Ltd.	335,000	1,022,083
Kingboard Laminates Holdings, Ltd.	481,000	494,487
*Kingdee International Software Group Co., Ltd.	415,000	634,403
Kingfa Sci & Tech Co., Ltd., Class A	25,200	32,432
*Kingsoft Cloud Holdings, Ltd.	270,000	103,186
Kingsoft Corp., Ltd.	399,800	1,749,466
Konka Group Co., Ltd., Class A	300	205
KPC Pharmaceuticals, Inc., Class A	100	305
Kuang-Chi Technologies Co., Ltd., Class A	100	254
Kunlun Energy Co., Ltd.	2,406,000	2,225,195
Kunlun Tech Co., Ltd., Class A	8,600	80,941
*Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	5,200	53,636
Kweichow Moutai Co., Ltd., Class A	14,900	3,788,936
#*KWG Group Holdings, Ltd.	6,355,500	833,917
Laobaixing Pharmacy Chain JSC, Class A	4,200	21,142
*Launch Tech Co., Ltd., Class H	500	139
LB Group Co., Ltd., Class A	53,700	134,342
Lee & Man Paper Manufacturing, Ltd.	596,000	252,829
Lee’s Pharmaceutical Holdings, Ltd.	500	95
ΩLegend Holdings Corp., Class H	40,000	41,784
Lenovo Group, Ltd.	3,950,000	4,035,593
Lens Technology Co., Ltd., Class A	106,000	178,523
*Leo Group Co., Ltd., Class A	56,500	18,362
Lepu Medical Technology Beijing Co., Ltd., Class A	20,200	69,791
Levima Advanced Materials Corp., Class A	2,000	7,736

16

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*LexinFintech Holdings, Ltd., Sponsored ADR	962	$2,299
Leyard Optoelectronic Co., Ltd., Class A	23,800	21,761
#*Li Auto, Inc., ADR	57,196	1,344,106
#*Li Auto, Inc., Class A	200,500	2,335,791
Li Ning Co., Ltd.	828,500	5,894,562
Lianhe Chemical Technology Co., Ltd., Class A	10,800	18,751
Liaoning Port Co., Ltd., Class H	2,000	178
*Lifetech Scientific Corp.	624,000	217,807
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	200	99
*Lingyi iTech Guangdong Co., Class A	36,500	31,263
Livzon Pharmaceutical Group, Inc., Class H	400	1,447
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	5,600	18,717
#LK Technology Holdings, Ltd.	243,500	246,915
Loncin Motor Co., Ltd., Class A	100	69
Long Yuan Construction Group Co., Ltd., Class A	200	144
ΩLongfor Group Holdings, Ltd.	1,131,500	3,077,431
LONGi Green Energy Technology Co., Ltd., Class A	363,548	1,831,065
Longshine Technology Group Co., Ltd., Class A	2,500	8,656
Lonking Holdings, Ltd.	290,000	51,351
Luenmei Quantum Co., Ltd., Class A	146,600	129,803
*Luoniushan Co., Ltd., Class A	15,100	16,314
#*Luoyang Glass Co., Ltd., Class H	36,000	34,900
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	3,500	20,611
Lushang Health Industry Development Co., Ltd., Class A	14,800	23,429
Luxi Chemical Group Co., Ltd., Class A	24,600	42,603
Luxshare Precision Industry Co., Ltd., Class A	92,600	349,093
*ΩLuye Pharma Group, Ltd.	755,500	370,537
Luzhou Laojiao Co., Ltd., Class A	36,200	1,182,954
#*LVGEM China Real Estate Investment Co., Ltd.	2,000	433
Maanshan Iron & Steel Co., Ltd., Class H	264,000	56,164
Maccura Biotechnology Co., Ltd., Class A	100	237
Mango Excellent Media Co., Ltd., Class A	58,200	301,624
*ΩMaoyan Entertainment	179,000	197,929
Maoye Commercial Co., Ltd., Class A	200	119
*Markor International Home Furnishings Co., Ltd., Class A	100	39
Maxscend Microelectronics Co., Ltd., Class A	9,952	145,947
Mayinglong Pharmaceutical Group Co., Ltd., Class A	7,000	26,450
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	200	202
*ΩMeitu, Inc.	688,000	191,065
*ΩMeituan, Class B	1,216,500	20,611,027
Metallurgical Corp. of China, Ltd., Class H	1,030,000	313,596
ΩMidea Real Estate Holding, Ltd.	152,600	181,762
Ming Yang Smart Energy Group, Ltd., Class A	43,200	128,915
Ming Yuan Cloud Group Holdings, Ltd.	216,000	111,441
Minmetals Land, Ltd.	2,000	121
ΩMinsheng Education Group Co., Ltd.	2,000	94
Minth Group, Ltd.	252,000	725,512
*Misho Ecology & Landscape Co., Ltd., Class A	100	36
MLS Co., Ltd., Class A	100	128
*MMG, Ltd.	1,788,000	651,433
Montage Technology Co., Ltd., Class A	21,207	186,546
Muyuan Foods Co., Ltd., Class A	47,580	328,986
*Myhome Real Estate Development Group Co., Ltd., Class A	300	42
MYS Group Co., Ltd., Class A	200	98
NanJi E-Commerce Co., Ltd., Class A	23,700	15,062
Nanjing Hanrui Cobalt Co., Ltd., Class A	4,600	22,032
Nanjing Iron & Steel Co., Ltd., Class A	45,700	24,225
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	41,569	87,062

17

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Nanjing Sample Technology Co., Ltd., Class H	500	$257
*Nanjing Securities Co., Ltd., Class A	34,500	42,756
Nanjing Xinjiekou Department Store Co., Ltd., Class A	200	237
Nanjing Yunhai Special Metals Co., Ltd., Class A	9,600	32,101
*Nantong Jianghai Capacitor Co., Ltd., Class A	7,400	21,452
NARI Technology Co., Ltd., Class A	104,632	394,755
NAURA Technology Group Co., Ltd., Class A	2,700	130,460
NavInfo Co., Ltd., Class A	46,321	79,217
NetDragon Websoft Holdings, Ltd.	146,000	284,936
NetEase, Inc.	634,100	11,195,845
NetEase, Inc., Sponsored ADR	12,192	1,086,673
*ΩNew Century Healthcare Holding Co., Ltd.	500	31
New China Life Insurance Co., Ltd., Class H	662,000	1,889,043
*New Hope Liuhe Co., Ltd., Class A	27,600	51,865
*New World Department Store China, Ltd.	1,000	115
Newland Digital Technology Co., Ltd., Class A	20,100	46,423
Nexteer Automotive Group, Ltd.	426,000	237,695
Nine Dragons Paper Holdings, Ltd.	1,818,000	1,257,563
Ninestar Corp., Class A	44,700	255,548
Ningbo Construction Co., Ltd., Class A	300	213
Ningbo Huaxiang Electronic Co., Ltd., Class A	10,800	20,451
*Ningbo Joyson Electronic Corp., Class A	11,100	24,691
Ningbo Orient Wires & Cables Co., Ltd., Class A	2,700	18,271
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	3,910	37,545
Ningbo Sanxing Medical Electric Co., Ltd., Class A	16,300	32,491
Ningbo Tuopu Group Co., Ltd., Class A	10,200	74,549
Ningbo Zhoushan Port Co., Ltd., Class A	35,900	19,653
Ningxia Baofeng Energy Group Co., Ltd., Class A	110,200	209,791
Ningxia Jiaze New Energy Co., Ltd., Class A	300	208
#*NIO, Inc., Class A	168,480	1,332,833
#*NIO, Inc., Sponsored ADR	142,056	1,117,981
*Niu Technologies, ADR	10,460	38,911
North Huajin Chemical Industries Co., Ltd., Class A	200	202
North Industries Group Red Arrow Co., Ltd., Class A	6,500	17,069
Northeast Pharmaceutical Group Co., Ltd., Class A	100	84
Northeast Securities Co., Ltd., Class A	41,100	45,236
NSFOCUS Technologies Group Co., Ltd., Class A	12,000	21,995
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	15,300	19,735
*Oceanwide Holdings Co., Ltd., Class A	179,200	22,260
Offshore Oil Engineering Co., Ltd., Class A	32,400	31,496
*OFILM Group Co., Ltd., Class A	71,400	49,193
Olympic Circuit Technology Co., Ltd.	8,600	21,875
Oppein Home Group, Inc., Class A	9,100	151,354
Opple Lighting Co., Ltd., Class A	100	301
ORG Technology Co., Ltd., Class A	29,500	20,368
*Orient Group, Inc., Class A	45,500	15,379
Orient Overseas International, Ltd.	58,000	1,173,314
ΩOrient Securities Co., Ltd., Class H	151,600	90,189
*Ourpalm Co., Ltd., Class A	32,200	28,650
Ovctek China, Inc., Class A	47,420	221,715
*Pacific Securities Co., Ltd. (The), Class A	5,700	2,239
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	14,400	48,879
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	92,200	55,933
PCI Technology Group Co., Ltd., Class A	28,300	28,695
*PDD Holdings, Inc., Sponsored ADR	19,700	1,342,555
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	130,300	44,793
People’s Insurance Co. Group of China, Ltd. (The), Class H	3,712,000	1,456,447
Perfect World Co., Ltd., Class A	52,400	165,906

18

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
PetroChina Co., Ltd., Class H	8,298,000	$5,739,963
ΩPharmaron Beijing Co., Ltd., Class H	38,050	164,078
PhiChem Corp., Class A	8,100	21,340
PICC Property & Casualty Co., Ltd., Class H	3,148,000	3,797,699
Ping An Bank Co., Ltd., Class A	121,100	219,522
#*ΩPing An Healthcare and Technology Co., Ltd.	187,300	465,751
Ping An Insurance Group Co. of China, Ltd., Class H	2,244,500	16,212,073
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	55,000	76,424
*Polaris Bay Group Co., Ltd., Class A	200	198
Poly Developments and Holdings Group Co., Ltd., Class A	110,400	221,813
Poly Property Group Co., Ltd.	667,724	173,525
Poly Property Services Co., Ltd., Class H	65,600	404,051
ΩPostal Savings Bank of China Co., Ltd., Class H	1,070,000	695,168
Power Construction Corp. of China, Ltd., Class A	111,200	123,515
Prinx Chengshan Holdings, Ltd.	16,000	11,394
*Q Technology Group Co., Ltd.	125,000	60,670
Qianhe Condiment and Food Co., Ltd., Class A	2,944	10,104
Qingdao East Steel Tower Stock Co., Ltd., Class A	100	116
Qingdao Gon Technology Co., Ltd., Class A	5,400	19,258
Qingdao Hanhe Cable Co., Ltd., Class A	49,100	28,865
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	5,900	24,791
Qingdao Rural Commercial Bank Corp., Class A	41,100	17,216
*Qingdao TGOOD Electric Co., Ltd., Class A	10,000	26,693
Qingdao Topscomm Communication, Inc., Class A	100	135
Qinhuangdao Port Co., Ltd., Class H	1,500	262
#Radiance Holdings Group Co., Ltd.	59,000	30,515
Rainbow Digital Commercial Co., Ltd., Class A	64,700	58,128
*Rastar Group, Class A	100	73
Realcan Pharmaceutical Group Co., Ltd., Class A	100	54
#ΩRed Star Macalline Group Corp., Ltd., Class H	1,200	540
#*»ΩRedco Properties Group, Ltd.	86,000	14,571
*ΩRemegen Co., Ltd., Class H	14,000	81,683
Renhe Pharmacy Co., Ltd., Class A	25,458	24,233
*Rianlon Corp., Class A	3,200	18,720
*Risen Energy Co., Ltd., Class A	23,800	85,427
*RiseSun Real Estate Development Co., Ltd., Class A	77,600	17,822
Riyue Heavy Industry Co., Ltd., Class A	26,721	83,638
Rongan Property Co., Ltd., Class A	300	122
Rongsheng Petrochemical Co., Ltd., Class A	182,800	349,058
*Roshow Technology Co., Ltd., Class A	36,500	40,542
*Ruida Futures Co., Ltd., Class A	12,800	27,067
SAIC Motor Corp., Ltd., Class A	32,200	65,672
Sailun Group Co., Ltd., Class A	37,000	54,886
Sanan Optoelectronics Co., Ltd., Class A	15,400	39,550
*SanFeng Intelligent Equipment Group Co., Ltd., Class A	200	99
Sangfor Technologies, Inc., Class A	2,400	41,301
Sanquan Food Co., Ltd., Class A	9,600	23,295
Sansteel Minguang Co., Ltd. Fujian, Class A	500	340
Sansure Biotech, Inc., Class A	10,862	29,386
Sany Heavy Equipment International Holdings Co., Ltd.	113,000	149,709
Sany Heavy Industry Co., Ltd., Class A	60,500	144,101
Satellite Chemical Co., Ltd.	73,407	150,456
*Saurer Intelligent Technology Co., Ltd., Class A	200	75
SDIC Power Holdings Co., Ltd., Class A	62,000	105,583
Sealand Securities Co., Ltd., Class A	37,800	19,055
*Seazen Group, Ltd.	3,525,428	754,496
*Seazen Holdings Co., Ltd., Class A	200	430
#S-Enjoy Service Group Co., Ltd.	67,000	41,481

19

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
SF Holding Co., Ltd., Class A	99,100	$808,030
SG Micro Corp., Class A	900	16,133
SGIS Songshan Co., Ltd., Class A	573,300	222,753
Shaan Xi Provincial Natural Gas Co., Ltd., Class A	200	221
Shaanxi Coal Industry Co., Ltd., Class A	247,800	700,458
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	68,800	139,125
Shandong Bohui Paper Industrial Co., Ltd., Class A	23,400	21,598
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	27,700	86,142
ΩShandong Gold Mining Co., Ltd., Class H	855,750	1,820,536
Shandong Head Group Co., Ltd., Class A	6,900	19,694
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	200	885
Shandong Hi-speed Co., Ltd., Class A	200	209
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	37,290	171,712
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	6,700	19,471
Shandong Linglong Tyre Co., Ltd., Class A	39,800	126,587
*Shandong Longda Meishi Co., Ltd., Class A	16,500	19,972
Shandong New Beiyang Information Technology Co., Ltd., Class A	100	108
Shandong Pharmaceutical Glass Co., Ltd., Class A	5,700	20,237
Shandong Sun Paper Industry JSC, Ltd., Class A	39,400	64,820
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,479,600	2,514,410
Shanghai AJ Group Co., Ltd., Class A	12,300	9,576
*Shanghai AtHub Co., Ltd., Class A	5,000	25,125
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	140,000	828,686
Shanghai Baolong Automotive Corp., Class A	3,900	24,899
Shanghai Baosight Software Co., Ltd., Class A	30,410	237,192
Shanghai Belling Co., Ltd., Class A	7,000	19,039
Shanghai Construction Group Co., Ltd., Class A	55,400	22,806
*Shanghai Electric Group Co., Ltd., Class H	46,000	12,423
*Shanghai Electric Power Co., Ltd., Class A	8,300	12,540
Shanghai Environment Group Co., Ltd., Class A	13,700	19,155
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	253,000	720,334
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	100,000	301,278
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,000	405
Shanghai Industrial Development Co., Ltd., Class A	200	103
Shanghai Industrial Holdings, Ltd.	156,000	228,140
Shanghai Industrial Urban Development Group, Ltd.	4,000	247
*Shanghai International Airport Co., Ltd., Class A	2,900	22,494
Shanghai International Port Group Co., Ltd., Class A	44,900	37,161
Shanghai Jahwa United Co., Ltd., Class A	100	423
Shanghai Jinjiang International Hotels Co., Ltd., Class A	6,100	47,129
Shanghai Liangxin Electrical Co., Ltd., Class A	10,800	17,924
Shanghai Lingang Holdings Corp., Ltd., Class A	35,920	63,764
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	200	291
Shanghai M&G Stationery, Inc., Class A	16,000	107,117
Shanghai Maling Aquarius Co., Ltd., Class A	200	240
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	100	207
Shanghai Medicilon, Inc., Class A	2,794	60,535
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	483,400	980,360
Shanghai Pudong Development Bank Co., Ltd., Class A	446,443	490,083
*Shanghai Putailai New Energy Technology Co., Ltd., Class A	800	6,034
Shanghai RAAS Blood Products Co., Ltd., Class A	76,400	72,502
*Shanghai Runda Medical Technology Co., Ltd., Class A	14,600	27,330
Shanghai Shenda Co., Ltd., Class A	100	49
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	13,100	25,412
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	5,200	31,516
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	100	149
Shanghai Tunnel Engineering Co., Ltd., Class A	200	189
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	100	169

20

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Wanye Enterprises Co., Ltd., Class A	100	$296
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	37,400	43,217
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	10,700	24,141
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	26,400	20,286
Shanxi Blue Flame Holding Co., Ltd., Class A	44,700	51,975
Shanxi Coking Co., Ltd., Class A	25,030	19,451
Shanxi Coking Coal Energy Group Co., Ltd., Class A	123,600	183,349
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	74,300	216,249
Shanxi Meijin Energy Co., Ltd., Class A	65,400	74,721
Shanxi Securities Co., Ltd., Class A	300	255
Shanxi Taigang Stainless Steel Co., Ltd., Class A	103,000	59,510
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	29,940	1,074,480
Shanying International Holding Co., Ltd., Class A	8,000	2,739
Shenergy Co., Ltd., Class A	26,700	25,723
*Shengda Resources Co., Ltd., Class A	910,500	2,465,876
Shenghe Resources Holding Co., Ltd., Class A	8,500	16,906
Shengyi Technology Co., Ltd., Class A	37,400	86,703
Shennan Circuits Co., Ltd., Class A	8,900	105,747
ΩShenwan Hongyuan Group Co., Ltd., Class H	1,600	322
Shenzhen Agricultural Products Group Co., Ltd., Class A	72,600	67,532
Shenzhen Airport Co., Ltd., Class A	300	317
*Shenzhen Aisidi Co., Ltd., Class A	200	251
*Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	200	102
Shenzhen Capchem Technology Co., Ltd., Class A	34,220	240,960
Shenzhen Cereals Holdings Co., Ltd., Class A	19,250	21,104
*Shenzhen Comix Group Co., Ltd., Class A	100	105
Shenzhen Das Intellitech Co., Ltd., Class A	452,000	252,009
Shenzhen Dynanonic Co., Ltd., Class A	2,100	49,645
Shenzhen Energy Group Co., Ltd., Class A	77,800	72,145
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	120	198
Shenzhen Expressway Corp., Ltd., Class H	22,000	20,487
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	39,500	84,212
Shenzhen Gas Corp., Ltd., Class A	200	200
Shenzhen Gongjin Electronics Co., Ltd., Class A	15,500	20,732
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	106,700	242,736
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	100	187
Shenzhen Heungkong Holding Co., Ltd., Class A	400	111
Shenzhen Huaqiang Industry Co., Ltd., Class A	12,800	22,648
Shenzhen Inovance Technology Co., Ltd., Class A	59,850	534,248
Shenzhen International Holdings, Ltd.	1,010,772	907,775
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	14,500	3,639
Shenzhen Investment, Ltd.	580,000	111,568
Shenzhen Jinjia Group Co., Ltd., Class A	48,200	50,893
Shenzhen Kaifa Technology Co., Ltd., Class A	32,600	83,863
Shenzhen Kinwong Electronic Co., Ltd., Class A	100	333
Shenzhen Megmeet Electrical Co., Ltd., Class A	4,900	21,275
Shenzhen Microgate Technology Co., Ltd., Class A	15,400	18,996
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	31,900	1,437,130
*Shenzhen MTC Co., Ltd., Class A	27,400	19,036
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	98,700	48,329
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	44,200	20,813
Shenzhen Overseas Chinese Town Co., Ltd., Class A	130,000	94,074
*Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	100	519
Shenzhen SC New Energy Technology Corp., Class A	1,800	26,727
*Shenzhen Senior Technology Material Co., Ltd., Class A	3,600	8,959
Shenzhen Sunline Tech Co., Ltd., Class A	180,300	304,439
Shenzhen Sunlord Electronics Co., Ltd., Class A	100	318
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,600	21,930

21

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Sunway Communication Co., Ltd., Class A	12,700	$35,184
Shenzhen Tagen Group Co., Ltd., Class A	92,600	71,691
*Shenzhen Techand Ecology & Environment Co., Ltd., Class A	200	75
*Shenzhen Topband Co., Ltd., Class A	13,100	21,306
Shenzhen Transsion Holdings Co., Ltd., Class A	34,496	543,107
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	21,000	20,808
*Shenzhen World Union Group, Inc., Class A	200	78
Shenzhen Yinghe Technology Co., Ltd., Class A	100	266
Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	123
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	14,100	51,587
Shenzhen Zhenye Group Co., Ltd., Class A	300	210
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	400	292
Shenzhou International Group Holdings, Ltd.	380,800	3,630,986
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	97,900	97,854
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	33,340	151,549
*»Shimao Group Holdings, Ltd.	122,500	12,934
Shoucheng Holdings, Ltd.	476,000	123,095
Shougang Fushan Resources Group, Ltd.	918,000	311,071
*Shouhang High-Tech Energy Co., Ltd., Class A	200	110
Shui On Land, Ltd.	1,413,500	171,063
Sichuan Chuantou Energy Co., Ltd., Class A	21,600	44,864
*Sichuan Development Lomon Co., Ltd., Class A	13,500	18,232
*Sichuan Furong Technology Co., Ltd., Class A	9,700	20,764
Sichuan Hebang Biotechnology Co., Ltd., Class A	65,300	26,032
Sichuan Hexie Shuangma Co., Ltd., Class A	14,100	39,144
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	15,500	71,195
*Sichuan Lutianhua Co., Ltd., Class A	32,100	21,004
*Sichuan New Energy Power Co., Ltd.	21,000	44,407
Sichuan Road and Bridge Group Co., Ltd., Class A	88,572	202,776
Sichuan Yahua Industrial Group Co., Ltd., Class A	5,400	14,640
Sieyuan Electric Co., Ltd., Class A	100	664
#ΩSimcere Pharmaceutical Group, Ltd.	232,000	273,379
Sino Biopharmaceutical, Ltd.	7,255,000	4,011,096
Sino Wealth Electronic, Ltd., Class A	11,400	55,903
Sinocare, Inc., Class A	100	415
Sinofert Holdings, Ltd.	3,444,000	434,344
Sinolink Securities Co., Ltd., Class A	34,600	46,928
Sinoma International Engineering Co., Class A	16,700	34,783
Sinoma Science & Technology Co., Ltd., Class A	24,900	75,888
Sinomach Automobile Co., Ltd., Class A	100	148
Sino-Ocean Group Holding, Ltd.	2,150,500	189,027
Sinopec Engineering Group Co., Ltd., Class H	801,000	414,280
*Sinopec Oilfield Service Corp., Class H	2,000	168
Sinopharm Group Co., Ltd., Class H	766,800	2,710,697
Sinoseal Holding Co., Ltd., Class A	3,600	23,919
Sinosteel Engineering & Technology Co., Ltd., Class A	32,000	40,952
Sinotrans, Ltd., Class H	123,000	42,463
Sinotruk Hong Kong, Ltd.	39,000	59,321
Sinotruk Jinan Truck Co., Ltd., Class A	42,140	88,805
*Skshu Paint Co., Ltd., Class A	140	2,073
Skyworth Digital Co., Ltd., Class A	200	474
Skyworth Group, Ltd.	702,000	348,769
ΩSmoore International Holdings, Ltd.	942,000	1,094,414
Sobute New Materials Co., Ltd., Class A	9,100	19,309
*SOHO China, Ltd.	743,000	123,993
Solargiga Energy Holdings, Ltd.	2,000	62
Songcheng Performance Development Co., Ltd., Class A	10,400	21,917
SooChow Securities Co., Ltd., Class A	50,590	52,905

22

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*»South Manganese Investment, Ltd.	1,000	$63
Southwest Securities Co., Ltd., Class A	120,600	66,891
SSY Group, Ltd.	762,000	530,980
*STO Express Co., Ltd., Class A	21,600	33,477
Sumavision Technologies Co., Ltd., Class A	23,400	21,969
Sun Art Retail Group, Ltd.	1,287,000	557,434
*Sun King Technology Group, Ltd.	174,000	38,790
Sunflower Pharmaceutical Group Co., Ltd., Class A	75,800	288,496
Sunfly Intelligent Technology Co., Ltd., Class A	100	153
Suning Universal Co., Ltd., Class A	50,700	21,530
*Suning.com Co., Ltd., Class A	45,300	12,759
Sunny Optical Technology Group Co., Ltd.	359,000	3,766,118
*»ΩSunshine 100 China Holdings, Ltd.	2,000	18
*Sunward Intelligent Equipment Co., Ltd., Class A	100	87
*Sunwave Communications Co., Ltd., Class A	100	92
Suofeiya Home Collection Co., Ltd., Class A	200	547
Suzhou Anjie Technology Co., Ltd., Class A	11,900	22,483
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	30,700	109,528
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	300	234
*Suzhou Maxwell Technologies Co., Ltd., Class A	1,180	46,849
SY Holdings Group, Ltd.	500	398
Symphony Holdings, Ltd.	120,000	14,217
Taiji Computer Corp., Ltd., Class A	5,700	33,105
*Tangrenshen Group Co., Ltd., Class A	22,500	23,692
Tangshan Jidong Cement Co., Ltd., Class A	17,900	21,098
TangShan Port Group Co., Ltd., Class A	39,700	22,650
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	100	83
TBEA Co., Ltd., Class A	81,400	265,602
TCL Electronics Holdings, Ltd.	1,348,000	628,502
TCL Technology Group Corp., Class A	256,900	148,427
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	33,000	198,193
*Tech-Bank Food Co., Ltd., Class A	26,200	19,868
Tencent Holdings, Ltd.	1,775,200	77,883,652
*Tencent Music Entertainment Group, ADR	117,569	871,186
*Three’s Co Media Group Co., Ltd., Class A	3,500	78,612
Thunder Software Technology Co., Ltd., Class A	3,900	47,595
Tian An China Investment Co., Ltd.	8,000	4,331
Tian Di Science & Technology Co., Ltd., Class A	31,000	24,448
Tian Lun Gas Holdings, Ltd.	500	356
Tiangong International Co., Ltd.	604,000	183,126
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	4,600	21,541
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	58,800	48,920
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd., Class A	11,700	72,702
Tianjin Port Development Holdings, Ltd.	4,000	306
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	7,500	23,291
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	15,500	14,978
Tianma Microelectronics Co., Ltd., Class A	14,700	20,936
#Tianneng Power International, Ltd.	66,000	76,426
Tianshan Aluminum Group Co., Ltd., Class A	30,100	31,521
Tianshui Huatian Technology Co., Ltd., Class A	46,100	59,662
Tibet Rhodiola Pharmaceutical Holding Co., Class A	4,000	34,175
*Tibet Summit Resources Co., Ltd., Class A	6,500	18,402
Tibet Tianlu Co., Ltd., Class A	100	98
*Tibet Water Resources, Ltd.	3,000	172
Tingyi Cayman Islands Holding Corp.	488,000	850,436
Titan Wind Energy Suzhou Co., Ltd., Class A	14,400	28,662
Tofflon Science & Technology Group Co., Ltd., Class A	5,300	18,809
Toly Bread Co., Ltd., Class A	10,800	17,877

23

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tong Ren Tang Technologies Co., Ltd., Class H	81,000	$87,399
*Tongcheng Travel Holdings, Ltd.	488,000	1,031,962
#*Tongdao Liepin Group	57,200	73,013
*TongFu Microelectronics Co., Ltd., Class A	14,900	38,502
*Tongguan Gold Group, Ltd.	2,000	93
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	200	344
*Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	200	152
Tongkun Group Co., Ltd., Class A	24,200	45,092
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	35,700	22,689
Tongling Nonferrous Metals Group Co., Ltd., Class A	122,900	58,403
Tongwei Co., Ltd., Class A	97,700	562,076
Tongyu Heavy Industry Co., Ltd., Class A	47,700	17,362
Top Spring International Holdings, Ltd.	500	60
Topsec Technologies Group, Inc., Class A	13,800	23,620
ΩTopsports International Holdings, Ltd.	925,000	821,316
Towngas Smart Energy Co., Ltd.	290,043	133,754
*TPV Technology Co., Ltd., Class A	196,200	58,662
TravelSky Technology, Ltd., Class H	386,000	768,076
*Trigiant Group, Ltd.	2,000	99
Trina Solar Co., Ltd., Class A	17,228	122,431
*Trip.com Group, Ltd.	174,000	6,091,186
*Trip.com Group, Ltd., Sponsored ADR	17,078	606,440
*Truking Technology, Ltd., Class A	24,900	56,538
Truly International Holdings, Ltd.	212,000	26,737
ΩTsaker New Energy Tech Co., Ltd.	1,000	182
Tsingtao Brewery Co., Ltd., Class H	102,000	1,087,581
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	900	222
*Tus Environmental Science And Technology Development Co., Ltd., Class A	200	91
Unigroup Guoxin Microelectronics Co., Ltd., Class A	15,400	235,785
Unilumin Group Co., Ltd., Class A	21,000	25,328
Uni-President China Holdings, Ltd.	470,000	468,809
Unisplendour Corp., Ltd., Class A	36,700	157,068
*United Energy Group, Ltd.	496,000	74,559
Universal Scientific Industrial Shanghai Co., Ltd., Class A	21,200	43,084
Valiant Co., Ltd., Class A	9,500	25,125
Vats Liquor Chain Store Management JSC, Ltd., Class A	6,300	24,569
Vatti Corp., Ltd., Class A	100	103
#*ΩVenus MedTech Hangzhou, Inc., Class H	105,500	147,030
Victory Giant Technology Huizhou Co., Ltd., Class A	8,700	23,260
Vinda International Holdings, Ltd.	45,000	117,517
*Vipshop Holdings, Ltd., Sponsored ADR	88,420	1,388,194
*ΩViva Biotech Holdings	428,000	87,782
*Vnet Group, Inc., Sponsored ADR	29,927	87,985
*Walvax Biotechnology Co., Ltd., Class A	8,800	40,573
Wangneng Environment Co., Ltd., Class A	19,800	49,048
Wangsu Science & Technology Co., Ltd., Class A	2,800	3,640
*Wanhua Chemical Group Co., Ltd., Class A	74,400	990,603
Want Want China Holdings, Ltd.	1,275,000	812,112
Wanxiang Qianchao Co., Ltd., Class A	32,300	23,747
Wasion Holdings, Ltd.	38,000	16,894
Wasu Media Holding Co., Ltd., Class A	32,500	44,502
*Weibo Corp., Sponsored ADR	10,065	176,238
Weichai Power Co., Ltd., Class H	910,000	1,340,093
Weihai Guangwei Composites Co., Ltd., Class A	3,100	23,342
*Wellhope Foods Co., Ltd., Class A	14,200	20,880
Wens Foodstuffs Group Co., Ltd.	33,100	94,568
West China Cement, Ltd.	1,038,000	128,264
Western Securities Co., Ltd., Class A	265,500	256,939

24

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Western Superconducting Technologies Co., Ltd.	4,988	$56,146
Wharf Holdings, Ltd. (The)	184,000	420,510
Will Semiconductor Co., Ltd., Class A	315	4,152
Wingtech Technology Co., Ltd., Class A	100	759
Winning Health Technology Group Co., Ltd., Class A	200	326
*Wison Engineering Services Co., Ltd.	2,000	99
Wolong Electric Group Co., Ltd., Class A	11,400	20,188
Wuchan Zhongda Group Co., Ltd., Class A	59,100	46,524
Wuhan Guide Infrared Co., Ltd., Class A	529,392	844,183
Wuhu Token Science Co., Ltd., Class A	24,200	21,462
Wuliangye Yibin Co., Ltd., Class A	149,400	3,646,929
WUS Printed Circuit Kunshan Co., Ltd., Class A	22,150	70,162
Wushang Group Co., Ltd., Class A	15,600	25,642
ΩWuXi AppTec Co., Ltd., Class H	113,300	990,846
*ΩWuxi Biologics Cayman, Inc.	964,000	5,704,251
Wuxi Boton Technology Co., Ltd., Class A	7,000	30,151
Wuxi Taiji Industry Co., Ltd., Class A	100	95
XCMG Construction Machinery Co., Ltd., Class A	157,300	155,863
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	594,500	450,614
Xiamen C & D, Inc., Class A	36,870	64,599
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	100	115
Xiamen Intretech, Inc., Class A	22,600	58,269
Xiamen ITG Group Corp., Ltd., Class A	200	263
Xiamen Kingdomway Group Co., Class A	9,300	28,156
Xiamen Tungsten Co., Ltd., Class A	2,100	5,927
Xiamen Xiangyu Co., Ltd., Class A	22,200	34,182
Xiandai Investment Co., Ltd., Class A	100	63
*ΩXiaomi Corp., Class B	5,408,000	7,619,521
Xilinmen Furniture Co., Ltd., Class A	9,300	34,106
Xinfengming Group Co., Ltd., Class A	13,200	19,619
Xingda International Holdings, Ltd.	89,238	18,303
*Xinhu Zhongbao Co., Ltd., Class A	1,200	480
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	334,200	273,324
Xinjiang Tianshan Cement Co., Ltd., Class A	56,400	68,267
Xinjiang Xintai Natural Gas Co., Ltd., Class A	7,700	26,348
*Xinjiang Zhongtai Chemical Co., Ltd., Class A	20,300	19,176
#Xinte Energy Co., Ltd., Class H	220,000	541,459
Xinxing Ductile Iron Pipes Co., Ltd., Class A	7,100	4,666
#Xinyi Energy Holdings, Ltd.	724,000	201,985
Xinyi Solar Holdings, Ltd.	1,998,161	2,135,641
Xinyu Iron & Steel Co., Ltd., Class A	300	172
*XPeng, Inc., Class A	49,500	237,099
Xtep International Holdings, Ltd.	2,439,921	2,828,479
Xuji Electric Co., Ltd., Class A	19,100	62,073
ΩYadea Group Holdings, Ltd.	394,000	919,512
*YaGuang Technology Group Co., Ltd., Class A	100	104
*Yanchang Petroleum International, Ltd.	20,000	99
ΩYangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	40,000	78,065
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	3,300	21,187
Yankuang Energy Group Co., Ltd., Class H	618,000	2,113,823
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	100	219
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	5,400	21,153
*YanTai Shuangta Food Co., Ltd., Class A	100	76
Yantai Tayho Advanced Materials Co., Ltd., Class A	8,800	26,578
Yantai Zhenghai Bio-tech Co., Ltd.	3,200	21,285
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	12,500	22,244
*Yeahka, Ltd.	36,800	100,557
Yealink Network Technology Corp., Ltd., Class A	2,000	19,046

25

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Yibin Tianyuan Group Co., Ltd., Class A	21,000	$20,960
#*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	77,000	69,350
*Yifan Pharmaceutical Co., Ltd., Class A	19,600	42,522
Yifeng Pharmacy Chain Co., Ltd., Class A	3,190	22,951
Yihai International Holding, Ltd.	164,000	432,464
Yintai Gold Co., Ltd., Class A	39,200	72,814
YongXing Special Materials Technology Co., Ltd., Class A	8,710	80,215
Yonyou Network Technology Co., Ltd., Class A	17,500	54,624
Yotrio Group Co., Ltd., Class A	414,600	236,546
Youngor Group Co., Ltd., Class A	84,000	83,233
*Youzu Interactive Co., Ltd., Class A	16,700	52,899
YTO Express Group Co., Ltd., Class A	77,900	194,659
#Yuexiu Property Co., Ltd.	717,000	1,033,955
Yuexiu Transport Infrastructure, Ltd.	128,000	69,789
Yum China Holdings, Inc.	16,716	1,022,685
Yum China Holdings, Inc.	155,950	9,488,238
Yunda Holding Co., Ltd., Class A	44,100	77,330
Yunnan Aluminium Co., Ltd., Class A	72,800	149,527
Yunnan Baiyao Group Co., Ltd., Class A	140	1,177
*Yunnan Copper Co., Ltd., Class A	12,100	22,004
Yunnan Energy New Material Co., Ltd., Class A	15,900	239,077
Yunnan Tin Co., Ltd., Class A	10,600	23,609
Yutong Bus Co., Ltd., Class A	100	195
ZBOM Home Collection Co., Ltd., Class A	13,500	63,822
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	13,200	518,467
*Zhaojin Mining Industry Co., Ltd., Class H	1,022,000	1,624,805
Zhefu Holding Group Co., Ltd., Class A	22,300	12,304
*Zhejiang Century Huatong Group Co., Ltd., Class A	77,300	76,482
Zhejiang China Commodities City Group Co., Ltd., Class A	94,000	131,430
Zhejiang Chint Electrics Co., Ltd., Class A	9,000	33,864
Zhejiang Communications Technology Co., Ltd.	200	178
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	100	100
*Zhejiang Crystal-Optech Co., Ltd., Class A	37,110	62,286
Zhejiang Dahua Technology Co., Ltd., Class A	20,100	68,140
Zhejiang Expressway Co., Ltd., Class H	2,000	1,656
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	8,200	14,995
Zhejiang Hailiang Co., Ltd., Class A	25,500	44,862
Zhejiang Hangmin Co., Ltd., Class A	200	229
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	18,000	20,045
Zhejiang Huace Film & Television Co., Ltd., Class A	45,100	56,218
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	100	283
Zhejiang Huayou Cobalt Co., Ltd., Class A	23,330	175,230
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	66,943
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	6,400	17,943
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	100	363
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	26,500	261,890
*Zhejiang Jingu Co., Ltd., Class A	100	97
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	16,420	35,173
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	9,400	21,642
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	5,400	25,006
Zhejiang Juhua Co., Ltd., Class A	45,100	98,691
Zhejiang Longsheng Group Co., Ltd., Class A	400	554
Zhejiang Medicine Co., Ltd., Class A	9,500	16,425
Zhejiang Meida Industrial Co., Ltd., Class A	24,200	38,625
*Zhejiang Narada Power Source Co., Ltd., Class A	19,200	55,687
Zhejiang NHU Co., Ltd., Class A	61,776	152,315
Zhejiang Runtu Co., Ltd., Class A	20,000	21,348
Zhejiang Semir Garment Co., Ltd., Class A	44,600	43,291

26

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Southeast Space Frame Co., Ltd., Class A	25,300	$23,644
Zhejiang Supor Co., Ltd., Class A	100	744
Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	6,400	26,096
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	21,900	19,264
*Zhejiang Wanliyang Co., Ltd., Class A	200	245
Zhejiang Wanma Co., Ltd., Class A	15,000	23,334
Zhejiang Weiming Environment Protection Co., Ltd., Class A	19,830	52,359
Zhejiang Weixing New Building Materials Co., Ltd., Class A	44,200	141,284
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	16,100	34,743
*Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	140	253
Zhejiang Yankon Group Co., Ltd., Class A	100	49
Zhejiang Yasha Decoration Co., Ltd., Class A	200	132
Zhejiang Yinlun Machinery Co., Ltd., Class A	12,000	23,451
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	400	445
Zheshang Securities Co., Ltd., Class A	45,400	67,019
*Zhong An Group, Ltd.	3,000	88
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	276,900	857,166
Zhongji Innolight Co., Ltd., Class A	32,700	425,089
Zhongjin Gold Corp., Ltd., Class A	500	861
Zhongshan Broad Ocean Motor Co., Ltd., Class A	300	229
Zhongshan Public Utilities Group Co., Ltd., Class A	100	107
Zhongsheng Group Holdings, Ltd.	274,500	1,167,951
*Zhongtian Financial Group Co., Ltd., Class A	156,600	14,929
Zhongyu Energy Holdings, Ltd.	21,000	16,292
Zhongyuan Environment-Protection Co., Ltd., Class A	100	98
ΩZhou Hei Ya International Holdings Co., Ltd.	1,287,000	586,945
*Zhuguang Holdings Group Co., Ltd.	88,000	8,184
Zhuhai Huafa Properties Co., Ltd., Class A	24,600	37,700
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	164
Zhuzhou CRRC Times Electric Co., Ltd.	301,500	1,213,697
Zhuzhou Kibing Group Co., Ltd., Class A	20,700	30,707
*»Zibo Qixiang Tengda Chemical Co., Ltd., Class A	21,380	21,988
Zijin Mining Group Co., Ltd., Class H	2,410,000	4,058,676
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,493,600	812,453
ZTE Corp., Class H	283,400	909,780
*ZTO Express Cayman, Inc.	104,150	2,849,899
ZTO Express Cayman, Inc., Sponsored ADR	13,915	385,167

TOTAL CHINA		657,381,301

COLOMBIA — (0.1%)
*BAC Holding International Corp.	13,899	677
Banco de Bogota SA	52	382
Bancolombia SA	650	5,020
Bancolombia SA, Sponsored ADR	26,137	640,356
Celsia SA ESP	38,592	24,177
Cementos Argos SA	55,581	36,848
Corp Financiera Colombiana SA	1,944	5,543
Ecopetrol SA	2,179,540	1,069,920
#Ecopetrol SA, Sponsored ADR	13,903	135,137
Grupo Argos SA	10,125	19,225
Grupo Aval Acciones y Valores SA, Sponsored ADR	1,866	4,572
Grupo de Inversiones Suramericana SA	4,116	37,169
Grupo Energia Bogota SA ESP	1,688	652
Interconexion Electrica SA ESP	26,094	101,893
Mineros SA	15,026	6,448
Promigas SA ESP	284	260

TOTAL COLOMBIA		2,088,279

27

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CZECHIA — (0.1%)
CEZ AS	42,230	$2,277,481
Komercni Banka A/S	20,617	667,421
ΩMoneta Money Bank A/S	7,376	27,155

TOTAL CZECHIA		2,972,057

EGYPT — (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	688,822	833,475

TOTAL EGYPT		833,475

GREECE — (0.3%)
*Aegean Airlines SA	2,212	18,999
Alpha Services and Holdings SA	779,768	977,077
Athens Water Supply & Sewage Co. SA	263	1,829
Autohellas Tourist and Trading SA	1,928	27,245
Bank of Greece	710	12,737
*Eurobank Ergasias Services and Holdings SA	624,695	882,766
Fourlis Holdings SA	4,999	22,075
GEK Terna Holding Real Estate Construction SA	367	5,024
Hellenic Exchanges - Athens Stock Exchange SA	4,385	19,413
Hellenic Telecommunications Organization SA	160,034	2,340,970
HELLENIQ ENERGY HOLDINGS S.A.	243	1,932
Holding Co. ADMIE IPTO SA	9,447	18,356
JUMBO SA	10,656	245,871
*LAMDA Development SA	92	569
Motor Oil Hellas Corinth Refineries SA	15,037	358,577
Mytilineos SA	22,460	652,128
*National Bank of Greece SA	116,553	609,915
OPAP SA	47,647	813,229
Piraeus Financial Holdings SA	84,618	199,915
Piraeus Port Authority SA	880	18,595
Plastika Kritis SA	17	313
*Public Power Corp. SA	14,632	126,322
Quest Holdings SA	2,014	10,984
Sarantis SA	1,648	13,063
*Sunrisemezz PLC	4	1
Terna Energy SA	7,864	174,331
*Titan Cement International SA	207	3,423

TOTAL GREECE		7,555,659

HUNGARY — (0.1%)
MOL Hungarian Oil & Gas PLC	180,795	1,466,792
*Opus Global Nyrt	25,368	8,932
OTP Bank Nyrt	43,867	1,336,872
Richter Gedeon Nyrt	4,410	106,604

TOTAL HUNGARY		2,919,200

INDIA — (15.9%)
Aarti Drugs, Ltd.	18,875	97,066
Aarti Industries, Ltd.	13,091	89,941
*Aarti Pharmalabs, Ltd.	3,272	14,571
ABB India, Ltd.	10,474	437,454
*ACC, Ltd.	22,602	486,874
Action Construction Equipment, Ltd.	16,838	85,871
Adani Enterprises, Ltd.	5,666	133,275
*Adani Green Energy, Ltd.	18,212	211,637
Adani Ports & Special Economic Zone, Ltd.	188,504	1,569,326
Adani Total Gas, Ltd.	46,982	542,522
*Adani Transmission, Ltd.	37,950	477,388
Advanced Enzyme Technologies, Ltd.	5,283	16,668
Aegis Logistics, Ltd.	96,666	462,858

28

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Affle India, Ltd.	875	$9,961
Agro Tech Foods, Ltd.	8	78
Ahluwalia Contracts India, Ltd.	40	252
AIA Engineering, Ltd.	6,607	219,497
Ajanta Pharma, Ltd.	7,966	127,761
Akzo Nobel India, Ltd.	1,316	37,383
Alembic Pharmaceuticals, Ltd.	80	544
Alembic, Ltd.	100	76
Alkem Laboratories, Ltd.	849	36,413
Alkyl Amines Chemicals	928	26,807
Allcargo Logistics, Ltd.	38,069	126,856
*»Allcargo Terminals, Ltd.	38,069	28,554
*Alok Industries, Ltd.	70,636	10,876
Amara Raja Batteries, Ltd.	176,880	1,299,211
*Amber Enterprises India, Ltd.	24	548
*Ambuja Cements, Ltd.	52,258	253,192
Amrutanjan Health Care, Ltd.	2,450	18,081
Anant Raj, Ltd.	15,860	27,442
Angel One, Ltd.	12,459	187,267
Apar Industries, Ltd.	8,652	297,246
APL Apollo Tubes, Ltd.	53,504	781,316
Apollo Hospitals Enterprise, Ltd.	57,055	3,146,884
Apollo Tyres, Ltd.	631,213	2,675,682
*Arvind Fashions, Ltd.	5,272	18,173
*Arvind, Ltd.	12,974	17,122
Asahi India Glass, Ltd.	13,292	77,670
Ashok Leyland, Ltd.	321,654	573,650
*Ashoka Buildcon, Ltd.	18,136	19,469
Asian Paints, Ltd.	106,891	3,790,925
Astec Lifesciences, Ltd.	435	7,080
*ΩAster DM Healthcare, Ltd.	11,621	35,068
Astra Microwave Products, Ltd.	12,110	45,577
Astral, Ltd.	32,088	567,565
AstraZeneca Pharma India, Ltd.	181	7,052
Atul, Ltd.	10,578	888,210
ΩAU Small Finance Bank, Ltd.	29,065	235,773
Aurobindo Pharma, Ltd.	122,968	927,111
Automotive Axles, Ltd.	8	236
Avanti Feeds, Ltd.	31,268	138,218
*ΩAvenue Supermarts, Ltd.	18,239	782,715
Axis Bank, Ltd.	881,054	9,258,812
Bajaj Auto, Ltd.	16,350	885,456
Bajaj Consumer Care, Ltd.	9,241	17,858
*Bajaj Finserv, Ltd.	94,840	1,569,903
*Bajaj Hindusthan Sugar, Ltd.	187,912	33,524
Balaji Amines, Ltd.	4,967	127,476
Balkrishna Industries, Ltd.	19,908	507,028
Balmer Lawrie & Co., Ltd.	88	127
Balrampur Chini Mills, Ltd.	238,193	1,209,356
*ΩBandhan Bank, Ltd.	196,151	549,603
Bank of Baroda	332,500	762,827
Bank of India	140,340	144,051
Bank of Maharashtra	2,688	992
BASF India, Ltd.	1,253	36,335
Bata India, Ltd.	24,516	441,767
*BEML Land Assets, Ltd.	2,244	5,661
BEML, Ltd.	2,244	33,364
Berger Paints India, Ltd.	24,158	180,175

29

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*BF Utilities, Ltd.	24	$99
Bhansali Engineering Polymers, Ltd.	84	104
Bharat Dynamics, Ltd.	18,048	221,707
Bharat Electronics, Ltd.	1,490,892	1,881,918
Bharat Forge, Ltd.	75,148	735,858
Bharat Heavy Electricals, Ltd.	351,703	336,935
Bharat Petroleum Corp., Ltd.	401,626	1,754,986
Bharat Rasayan, Ltd.	91	11,046
Bharti Airtel, Ltd.	736,535	7,193,785
Biocon, Ltd.	55,786	158,524
Birla Corp., Ltd.	8,881	99,465
Birlasoft, Ltd.	101,046	337,021
Bliss Gvs Pharma, Ltd.	56	52
Blue Dart Express, Ltd.	1,397	101,418
Blue Star, Ltd.	4,307	77,902
Bombay Burmah Trading Co.	1,078	13,661
*Borosil Renewables, Ltd.	18,185	113,661
Bosch, Ltd.	686	162,386
Brigade Enterprises, Ltd.	74,330	455,864
Brightcom Group, Ltd.	487,561	55,705
Britannia Industries, Ltd.	42,621	2,371,527
BSE, Ltd.	31,728	202,729
*Camlin Fine Sciences, Ltd.	5,778	12,172
Canara Bank	70,953	275,233
*Capacit’e Infraprojects, Ltd.	44	71
Caplin Point Laboratories, Ltd.	32	265
Carborundum Universal, Ltd.	7,144	94,044
Care Ratings, Ltd.	16	125
Castrol India, Ltd.	103,502	151,580
CCL Products India, Ltd.	16,386	120,588
Ceat, Ltd.	9,487	180,521
Central Depository Services India, Ltd.	23,747	291,802
Century Plyboards India, Ltd.	6,883	43,820
Century Textiles & Industries, Ltd.	3,512	29,197
Cera Sanitaryware, Ltd.	2,001	152,608
CESC, Ltd.	266,417	223,001
CG Power & Industrial Solutions, Ltd.	204,220	770,726
Chambal Fertilisers and Chemicals, Ltd.	74,315	259,397
Chennai Petroleum Corp., Ltd.	15,177	56,332
Cholamandalam Financial Holdings, Ltd.	5,753	42,671
Cigniti Technologies, Ltd.	2,291	24,171
Cipla, Ltd.	164,708	1,827,590
City Union Bank, Ltd.	162,274	280,879
Coal India, Ltd.	472,280	1,345,229
ΩCochin Shipyard, Ltd.	19,352	119,040
Coforge, Ltd.	15,772	806,463
Colgate-Palmolive India, Ltd.	29,072	566,653
Computer Age Management Services, Ltd.	10,826	272,680
Container Corp. Of India, Ltd.	115,889	866,233
Coromandel International, Ltd.	47,586	548,014
*Cosmo First, Ltd.	1,058	8,046
CRISIL, Ltd.	3,027	133,129
Crompton Greaves Consumer Electricals, Ltd.	504,035	1,569,946
*CSB Bank, Ltd.	14,588	49,823
Cummins India, Ltd.	28,117	541,356
Cyient, Ltd.	20,166	290,762
Dabur India, Ltd.	157,328	1,024,486
Dalmia Bharat, Ltd.	25,759	628,329

30

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
DCB Bank, Ltd.	144,104	$186,830
DCM Shriram, Ltd.	448	4,475
DCW, Ltd.	17,352	9,701
Deepak Fertilisers & Petrochemicals Corp., Ltd.	55,831	408,962
Deepak Nitrite, Ltd.	133,594	3,082,402
Delta Corp., Ltd.	59,867	149,748
*Dhampur Bio Organics, Ltd.	4,379	8,893
Dhampur Sugar Mills, Ltd.	4,379	13,067
Dhanuka Agritech, Ltd.	20	158
ΩDilip Buildcon, Ltd.	5,903	13,023
*Dish TV India, Ltd.	456,579	87,035
*Dishman Carbogen Amcis, Ltd.	76	128
Divi’s Laboratories, Ltd.	65,315	2,608,170
Dixon Technologies India, Ltd.	14,010	499,086
DLF, Ltd.	87,059	453,400
ΩDr Lal PathLabs, Ltd.	16,162	385,998
Dr Reddy’s Laboratories, Ltd.	10,848	653,488
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	45,990	2,780,555
Dwarikesh Sugar Industries, Ltd.	138,088	154,563
eClerx Services, Ltd.	2,769	45,864
Eicher Motors, Ltd.	44,919	1,811,937
EID Parry India, Ltd.	42,663	262,016
*EIH, Ltd.	7,634	17,607
Elgi Equipments, Ltd.	34,822	197,734
Emami, Ltd.	13,635	62,472
ΩEndurance Technologies, Ltd.	726	11,926
Engineers India, Ltd.	72,102	72,951
EPL, Ltd.	18,460	39,464
*ΩEquitas Small Finance Bank, Ltd.	224,426	189,087
ΩEris Lifesciences, Ltd.	1,212	9,349
ESAB India, Ltd.	8	339
Escorts Kubota, Ltd.	32,033	775,478
*Exide Industries, Ltd.	91,705	219,468
*FDC, Ltd.	3,417	12,317
Federal Bank, Ltd.	2,564,370	4,228,710
Fine Organic Industries, Ltd.	2,259	122,136
Finolex Cables, Ltd.	18,606	203,461
Finolex Industries, Ltd.	49,215	100,732
Firstsource Solutions, Ltd.	219,314	313,014
Force Motors, Ltd.	8	131
*Fortis Healthcare, Ltd.	107,649	343,061
Gabriel India, Ltd.	9,370	17,644
GAIL India, Ltd.	1,226,025	1,607,509
Galaxy Surfactants, Ltd.	1,023	31,078
Garden Reach Shipbuilders & Engineers, Ltd.	6,099	34,469
Garware Technical Fibres, Ltd.	1,327	47,311
Gateway Distriparks, Ltd.	14,492	11,289
*GE Power India, Ltd.	24	38
*GE T&D India, Ltd.	104	224
ΩGeneral Insurance Corp. of India	156	293
Genus Power Infrastructures, Ltd.	11,586	12,848
*»GHCL Textiles, Ltd.	177,958	72,304
GHCL, Ltd.	177,958	1,053,901
Gillette India, Ltd.	202	10,892
GlaxoSmithKline Pharmaceuticals, Ltd.	666	10,107
Glenmark Pharmaceuticals, Ltd.	67,371	463,855
GMM Pfaudler, Ltd.	16,039	290,250
*GMR Infrastructure, Ltd.	689,090	384,389

31

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*GMR Power And Urban Infra, Ltd.	102	$24
Godawari Power and Ispat, Ltd.	26,954	117,583
Godfrey Phillips India, Ltd.	6,314	136,586
ΩGodrej Agrovet, Ltd.	3,093	16,552
*Godrej Consumer Products, Ltd.	92,793	1,029,002
*Godrej Industries, Ltd.	325	1,788
*Godrej Properties, Ltd.	24,077	386,959
Granules India, Ltd.	574,743	2,109,384
Graphite India, Ltd.	27,740	100,589
Grasim Industries, Ltd.	101,043	2,124,050
*Gravita India, Ltd.	5,021	31,193
Great Eastern Shipping Co., Ltd. (The)	72,808	602,847
Greaves Cotton, Ltd.	14,306	23,329
Greenpanel Industries, Ltd.	3,104	11,314
Greenply Industries, Ltd.	4,184	7,385
Grindwell Norton, Ltd.	2,743	63,698
Gujarat Alkalies & Chemicals, Ltd.	3,683	30,803
Gujarat Ambuja Exports, Ltd.	10,458	37,207
Gujarat Fluorochemicals, Ltd.	2,175	89,876
Gujarat Gas, Ltd.	5,648	32,282
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	52,870	380,198
Gujarat Pipavav Port, Ltd.	148,863	207,188
Gujarat State Petronet, Ltd.	48,642	169,369
Gulf Oil Lubricants India, Ltd.	16	80
Happiest Minds Technologies, Ltd.	7,296	73,351
*Hathway Cable & Datacom, Ltd.	47,926	7,848
Hatsun Agro Product, Ltd.	1,473	15,263
Havells India, Ltd.	61,518	924,767
HBL Power Systems, Ltd.	46,960	64,470
HCL Technologies, Ltd.	366,757	4,768,866
ΩHDFC Asset Management Co., Ltd.	8,215	177,106
HDFC Bank, Ltd.	723,639	14,922,643
ΩHDFC Life Insurance Co., Ltd.	148,929	964,061
HEG, Ltd.	5,515	75,127
HeidelbergCement India, Ltd.	8,158	17,221
Hero MotoCorp, Ltd.	54,043	1,689,648
Hester Biosciences, Ltd.	367	8,121
HFCL, Ltd.	570,413	451,667
HG Infra Engineering, Ltd.	10,274	110,597
Hikal, Ltd.	9,921	35,823
HIL, Ltd.	343	11,330
Himadri Speciality Chemical, Ltd.	51,253	64,852
Himatsingka Seide, Ltd.	60	60
Hindalco Industries, Ltd.	703,436	3,748,564
Hinduja Global Solutions, Ltd.	2,246	28,380
Hindustan Aeronautics, Ltd.	11,575	413,036
*Hindustan Construction Co., Ltd.	506,182	100,202
Hindustan Copper, Ltd.	73,484	91,051
*Hindustan Oil Exploration Co., Ltd.	5,114	10,280
Hindustan Petroleum Corp., Ltd.	274,771	843,590
Hindustan Unilever, Ltd.	211,435	6,348,766
*Hindware Home Innovation, Ltd.	5,942	28,023
Hitachi Energy India, Ltd.	254	10,269
Hle Glascoat, Ltd.	1,265	9,187
Honeywell Automation India, Ltd.	140	60,894
Huhtamaki India, Ltd.	40	112
I G Petrochemicals, Ltd.	16	94
ICICI Bank, Ltd.	242,129	2,715,052

32

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
ICICI Bank, Ltd., Sponsored ADR	663,853	$15,102,656
ΩICICI Lombard General Insurance Co., Ltd.	175,025	2,308,002
ΩICICI Prudential Life Insurance Co., Ltd.	69,859	370,908
ΩICICI Securities, Ltd.	10,767	58,291
ICRA, Ltd.	4	231
*IDFC First Bank, Ltd.	1,180,172	886,179
IDFC, Ltd.	637,671	684,141
*IFB Industries, Ltd.	1,088	11,265
India Cements, Ltd. (The)	915,833	2,076,498
*Indiabulls Real Estate, Ltd.	391,554	348,319
Indian Bank	27,984	110,245
ΩIndian Energy Exchange, Ltd.	351,859	673,094
Indian Hotels Co., Ltd.	175,639	727,785
Indian Oil Corp., Ltd.	569,430	566,394
*Indian Overseas Bank	193,639	61,047
Indian Railway Catering & Tourism Corp., Ltd.	114,825	866,839
Indo Count Industries, Ltd.	5,631	9,317
Indraprastha Gas, Ltd.	122,220	739,716
Indus Towers, Ltd.	138,734	262,766
IndusInd Bank, Ltd.	130,422	1,837,211
*Infibeam Avenues, Ltd.	203,213	34,019
Info Edge India, Ltd.	37,157	1,714,549
Infosys, Ltd.	825,842	12,641,996
Infosys, Ltd., Sponsored ADR	328,011	5,097,291
Ingersoll Rand India, Ltd.	337	11,388
Intellect Design Arena, Ltd.	96,829	527,591
*ΩInterGlobe Aviation, Ltd.	23,243	573,987
IOL Chemicals and Pharmaceuticals, Ltd.	32	156
Ipca Laboratories, Ltd.	303,133	2,630,496
IRB Infrastructure Developers, Ltd.	309,071	103,482
ΩIRCON International, Ltd.	116,834	106,075
ITC, Ltd.	985,902	5,126,709
ITD Cementation India, Ltd.	21,420	32,364
J Kumar Infraprojects, Ltd.	7,364	24,539
Jagran Prakashan, Ltd.	160	143
*Jaiprakash Power Ventures, Ltd.	1,623,578	116,060
*Jammu & Kashmir Bank, Ltd. (The)	78,593	55,894
Jamna Auto Industries, Ltd.	31,336	40,072
JB Chemicals & Pharmaceuticals, Ltd.	10,434	271,553
JBM Auto, Ltd.	13,379	131,221
Jindal Poly Films, Ltd.	1,244	9,504
Jindal Saw, Ltd.	70,330	140,555
Jindal Stainless, Ltd.	323,662	1,114,913
Jindal Steel & Power, Ltd.	199,593	1,421,531
JK Cement, Ltd.	17,995	658,198
JK Lakshmi Cement, Ltd.	36,611	349,910
JK Paper, Ltd.	58,216	268,401
JK Tyre & Industries, Ltd.	52,800	115,231
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	150	2,055
JSW Energy, Ltd.	120,598	384,181
JSW Steel, Ltd.	312,370	2,768,479
JTEKT India, Ltd.	88	117
Jubilant Foodworks, Ltd.	131,817	719,115
Jubilant Ingrevia, Ltd.	43,422	223,620
Jubilant Pharmova, Ltd.	9,543	36,353
Jyothy Labs, Ltd.	5,440	12,946
Kajaria Ceramics, Ltd.	54,519	729,352
Kalpataru Power Transmission, Ltd.	33,578	221,545

33

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Kansai Nerolac Paints, Ltd.	6,610	$30,705
Karnataka Bank, Ltd. (The)	132,036	217,247
Karur Vysya Bank, Ltd. (The)	213,664	255,343
Kaveri Seed Co., Ltd.	44	286
KEC International, Ltd.	11,070	62,082
KEI Industries, Ltd.	134,856	3,122,808
Kennametal India, Ltd.	8	223
*Kiri Industries, Ltd.	20	72
Kirloskar Ferrous Industries, Ltd.	24,726	124,920
Kirloskar Oil Engines, Ltd.	40,250	193,710
KNR Constructions, Ltd.	15,827	46,454
Kotak Mahindra Bank, Ltd.	223,481	5,292,488
KPIT Technologies, Ltd.	87,803	983,645
KPR Mill, Ltd.	19,515	143,305
KRBL, Ltd.	21,854	105,817
KSB, Ltd.	1,051	28,903
ΩL&T Technology Services, Ltd.	4,484	206,855
LA Opala RG, Ltd.	9,940	46,611
Lakshmi Machine Works, Ltd.	101	13,173
ΩLarsen & Toubro Infotech, Ltd.	30,621	1,653,643
Larsen & Toubro, Ltd.	181,714	5,250,052
ΩLaurus Labs, Ltd.	132,271	497,170
LG Balakrishnan & Bros, Ltd.	969	10,298
Linde India, Ltd.	592	28,823
LT Foods, Ltd.	64,314	86,998
Lupin, Ltd.	63,884	553,858
*LUX Industries, Ltd.	1,508	25,099
Mahanagar Gas, Ltd.	42,658	525,769
Maharashtra Seamless, Ltd.	11,664	61,786
Mahindra & Mahindra, Ltd.	412,571	6,185,320
*Mahindra CIE Automotive, Ltd.	23,141	112,770
*Mahindra Holidays & Resorts India, Ltd.	5,165	19,013
Mahindra Lifespace Developers, Ltd.	84	382
ΩMahindra Logistics, Ltd.	6,697	30,266
Maithan Alloys, Ltd.	692	7,664
*Mangalore Refinery & Petrochemicals, Ltd.	232	182
Marico, Ltd.	359,932	2,183,265
Marksans Pharma, Ltd.	110,126	108,731
Maruti Suzuki India, Ltd.	21,929	2,301,672
Mastek, Ltd.	2,111	44,390
*Max Financial Services, Ltd.	4,744	37,086
*Max Healthcare Institute, Ltd.	217,951	1,225,232
Mayur Uniquoters, Ltd.	28	174
Mazagon Dock Shipbuilders, Ltd.	3,389	31,237
Meghmani Finechem, Ltd.	3,071	35,886
Meghmani Organics, Ltd.	164	170
ΩMetropolis Healthcare, Ltd.	11,914	182,198
Minda Corp., Ltd.	15,200	52,545
*Mirza International, Ltd.	20,258	16,325
ΩMishra Dhatu Nigam, Ltd.	76	190
*Morepen Laboratories, Ltd.	9,927	3,318
Motherson Sumi Wiring India, Ltd.	20,375	13,382
Mphasis, Ltd.	54,100	1,199,490
MRF, Ltd.	519	564,475
Mrs Bectors Food Specialities, Ltd.	2,690	20,316
MSTC, Ltd.	13,148	48,624
Multi Commodity Exchange of India, Ltd.	5,355	91,571
Narayana Hrudayalaya, Ltd.	9,903	92,191

34

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Natco Pharma, Ltd.	1,936	$13,602
National Aluminium Co., Ltd.	442,367	448,117
*National Fertilizers, Ltd.	42,635	41,079
Nava, Ltd.	34,654	99,258
Navin Fluorine International, Ltd.	12,259	726,556
Navneet Education, Ltd.	108	152
NBCC India, Ltd.	383,400	184,119
NCC, Ltd.	197,428	289,015
NESCO, Ltd.	28	190
Nestle India, Ltd.	15,235	4,051,199
Newgen Software Technologies, Ltd.	1,491	9,149
NHPC, Ltd.	346,715	187,474
Nilkamal, Ltd.	253	6,365
ΩNippon Life India Asset Management, Ltd.	5,928	17,255
NLC India, Ltd.	26,504	26,379
*NMDC Steel, Ltd.	2,157	973
NMDC, Ltd.	2,157	2,860
NOCIL, Ltd.	10,537	27,412
NTPC, Ltd.	1,563,739	3,286,601
Oberoi Realty, Ltd.	18,558	207,517
Oil & Natural Gas Corp., Ltd.	861,048	1,672,408
Oil India, Ltd.	83,833	261,068
Oracle Financial Services Software, Ltd.	9,050	393,893
Orient Cement, Ltd.	5,316	8,282
Orient Electric, Ltd.	20,560	55,950
Page Industries, Ltd.	2,072	1,020,874
*PC Jeweller, Ltd.	34,946	10,868
PCBL, Ltd.	66,810	104,742
Persistent Systems, Ltd.	78,587	4,549,161
Petronet LNG, Ltd.	356,411	1,031,740
Pfizer, Ltd.	437	20,034
Phoenix Mills, Ltd. (The)	14,951	264,121
PI Industries, Ltd.	20,272	838,389
Pidilite Industries, Ltd.	48,213	1,425,277
PNC Infratech, Ltd.	80,857	280,009
Poly Medicure, Ltd.	516	6,172
Polycab India, Ltd.	8,449	330,929
Polyplex Corp., Ltd.	3,101	51,479
Power Grid Corp. of India, Ltd.	1,291,440	3,743,990
Power Mech Projects, Ltd.	1,975	63,167
Praj Industries, Ltd.	157,869	685,693
*Prakash Industries, Ltd.	16,401	10,912
ΩPrataap Snacks, Ltd.	12	106
Prestige Estates Projects, Ltd.	24,508	146,953
*Pricol, Ltd.	18,245	55,826
Prince Pipes & Fittings, Ltd.	5,076	36,692
*Prism Johnson, Ltd.	8,546	12,965
Procter & Gamble Health, Ltd.	590	33,588
Procter & Gamble Hygiene & Health Care, Ltd.	319	54,592
Punjab National Bank	516,891	330,019
*PVR, Ltd.	27,560	492,745
ΩQuess Corp., Ltd.	12,442	55,181
Radico Khaitan, Ltd.	11,434	157,497
Rain Industries, Ltd.	150,742	299,140
Rajesh Exports, Ltd.	14,799	100,898
Rallis India, Ltd.	12,809	29,653
Ramco Cements, Ltd. (The)	26,821	241,282
Ramkrishna Forgings, Ltd.	43,610	173,723

35

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Rashtriya Chemicals & Fertilizers, Ltd.	126,433	$168,400
Ratnamani Metals & Tubes, Ltd.	2,304	60,522
Raymond, Ltd.	21,571	419,697
*ΩRBL Bank, Ltd.	622,488	1,230,733
Redington, Ltd.	425,961	876,529
*<»Redtape, Ltd.	20,258	54,422
Relaxo Footwears, Ltd.	5,749	59,238
Reliance Industries, Ltd.	336,328	9,947,693
ΩReliance Industries, Ltd., GDR	237,885	14,177,946
*Reliance Infrastructure, Ltd.	99,906	192,338
*Reliance Power, Ltd.	622,611	92,818
Rhi Magnesita India, Ltd.	8,865	69,540
RITES, Ltd.	19,753	92,977
Route Mobile, Ltd.	712	11,056
Samvardhana Motherson International, Ltd.	767,099	688,021
Sanofi India, Ltd.	838	57,038
Sarda Energy & Minerals, Ltd.	953	13,068
Saregama India, Ltd.	80	323
SBI Cards & Payment Services, Ltd.	58,052	547,809
ΩSBI Life Insurance Co., Ltd.	117,307	1,634,260
Schaeffler India, Ltd.	2,844	96,426
*Sequent Scientific, Ltd.	76	68
ΩSH Kelkar & Co., Ltd.	80	112
Sharda Cropchem, Ltd.	2,727	15,465
*Sheela Foam, Ltd.	2,552	32,592
Shilpa Medicare, Ltd.	44	138
*<»Shipping Corp. of India Land And Assets, Ltd.	41,311	13,655
Shipping Corp. of India, Ltd.	41,311	46,038
*Shoppers Stop, Ltd.	1,335	10,817
Shree Cement, Ltd.	1,434	426,408
*Shree Renuka Sugars, Ltd.	309,419	177,138
Siemens, Ltd.	7,398	311,844
*SIS, Ltd.	3,337	15,685
SKF India, Ltd.	4,856	247,345
Sobha, Ltd.	5,461	30,599
Solar Industries India, Ltd.	70	3,271
*Solara Active Pharma Sciences, Ltd.	20	92
Somany Ceramics, Ltd.	894	5,810
Sonata Software, Ltd.	39,773	415,415
*South Indian Bank, Ltd. (The)	1,069,533	214,988
SRF, Ltd.	66,932	2,077,612
State Bank of India	501,354	3,542,843
Steel Authority of India, Ltd.	597,910	604,951
Sterlite Technologies, Ltd.	59,434	116,346
*Strides Pharma Science, Ltd.	18,996	79,038
*Subex, Ltd.	112,532	44,347
Subros, Ltd.	32	121
Sudarshan Chemical Industries	2,602	13,119
Sumitomo Chemical India, Ltd.	25,420	125,118
Sun Pharmaceutical Industries, Ltd.	313,698	3,785,900
Sun TV Network, Ltd.	20,732	109,390
*<»Sundaram-Clayton, Ltd.	36,772	1,528
Sundaram-Clayton, Ltd.	317	15,494
Sundram Fasteners, Ltd.	24,281	310,380
Sunteck Realty, Ltd.	6,025	22,308
Suprajit Engineering, Ltd.	8,553	37,374
Supreme Industries, Ltd.	12,162	404,497
*Supreme Petrochem, Ltd.	4,874	22,787

36

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Surya Roshni, Ltd.	8,127	$79,322
Suven Pharmaceuticals, Ltd.	20,861	120,293
*Suzlon Energy, Ltd.	2,726,869	276,565
*»Suzlon Energy, Ltd.	6,751	474
Swan Energy, Ltd.	3,849	10,390
Swaraj Engines, Ltd.	4	85
Symphony, Ltd.	2,464	29,552
ΩSyngene International, Ltd.	73,711	609,783
Tanla Platforms, Ltd.	30,103	248,755
Tata Chemicals, Ltd.	91,615	1,066,540
Tata Coffee, Ltd.	17,715	47,807
Tata Communications, Ltd.	22,682	351,859
Tata Consultancy Services, Ltd.	297,148	11,689,119
Tata Consumer Products, Ltd.	275,208	2,568,759
Tata Elxsi, Ltd.	20,894	1,696,209
*Tata Motors, Ltd.	488,845	2,896,826
Tata Power Co., Ltd. (The)	704,290	1,730,684
Tata Steel, Ltd.	3,326,787	4,388,357
*Tata Teleservices Maharashtra, Ltd.	37,111	27,776
TCI Express, Ltd.	464	8,356
TD Power Systems, Ltd.	5,507	11,739
Tech Mahindra, Ltd.	224,560	2,809,049
Techno Electric & Engineering Co., Ltd.	3,426	15,557
Texmaco Rail & Engineering, Ltd.	19,774	13,688
Thermax, Ltd.	52	1,453
Thirumalai Chemicals, Ltd.	2,424	5,881
ΩThyrocare Technologies, Ltd.	20	108
Tide Water Oil Co. India, Ltd.	20	211
Time Technoplast, Ltd.	9,317	9,586
Timken India, Ltd.	6,460	235,500
*Titagarh Wagons, Ltd.	19,992	81,166
Titan Co., Ltd.	135,712	4,381,075
Torrent Pharmaceuticals, Ltd.	23,164	467,689
Torrent Power, Ltd.	11,174	75,289
*»Transindia Realty And Logistics Parks, Ltd.	38,069	11,289
Transport Corp. of India, Ltd.	8,940	69,243
Trent, Ltd.	63,818	1,066,606
Trident, Ltd.	601,278	228,502
Triveni Engineering & Industries, Ltd.	8,267	28,957
Triveni Turbine, Ltd.	168	750
TTK Prestige, Ltd.	946	8,457
Tube Investments of India, Ltd.	33,678	1,065,531
TV Today Network, Ltd.	40	94
*TV18 Broadcast, Ltd.	237,654	87,847
TVS Motor Co., Ltd.	91,618	1,274,415
TVS Srichakra, Ltd.	4	138
Uflex, Ltd.	2,993	14,706
ΩUjjivan Small Finance Bank, Ltd.	112,119	37,882
UltraTech Cement, Ltd.	61,428	5,671,842
Union Bank of India, Ltd.	25,838	23,948
United Breweries, Ltd.	983	17,771
*United Spirits, Ltd.	92,915	882,358
UNO Minda, Ltd.	31,395	199,949
UPL, Ltd.	517,619	4,682,440
Usha Martin, Ltd.	79,734	207,723
UTI Asset Management Co., Ltd.	16,415	132,034
*VA Tech Wabag, Ltd.	8,472	40,405
Vaibhav Global, Ltd.	9,193	35,396

37

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Vakrangee, Ltd.	56,631	$11,626
*Vardhman Textiles, Ltd.	19,768	76,742
*ΩVarroc Engineering, Ltd.	2,370	8,439
Varun Beverages, Ltd.	76,987	1,359,564
Vedanta, Ltd.	210,280	717,796
Venky’s India, Ltd.	417	7,974
Vesuvius India, Ltd.	12	248
V-Guard Industries, Ltd.	22,518	70,111
Vinati Organics, Ltd.	2,167	52,423
VIP Industries, Ltd.	18,942	137,500
V-Mart Retail, Ltd.	703	18,639
*Vodafone Idea, Ltd.	2,780,296	236,119
Voltamp Transformers, Ltd.	4	146
Voltas, Ltd.	64,126	626,127
*VRL Logistics, Ltd.	6,511	50,159
VST Industries, Ltd.	32	1,284
VST Tillers Tractors, Ltd.	4	122
Welspun Corp., Ltd.	31,624	87,005
Welspun Enterprises, Ltd.	104	181
Welspun India, Ltd.	61,630	65,971
West Coast Paper Mills, Ltd.	15,012	101,084
*Westlife Development, Ltd.	4,846	45,256
Whirlpool of India, Ltd.	978	15,811
Wipro, Ltd.	268,615	1,263,704
*Wockhardt, Ltd.	3,281	6,778
Zee Entertainment Enterprises, Ltd.	789,439	1,897,962
Zensar Technologies, Ltd.	62,615	212,896
Zydus Lifesciences, Ltd.	27,780	176,484
Zydus Wellnes, Ltd.	1,585	30,075

TOTAL INDIA		370,575,077

INDONESIA — (2.2%)
Ace Hardware Indonesia TBK PT	3,588,800	110,086
Adaro Energy Indonesia TBK PT	7,494,500	1,599,031
*Adhi Karya Persero TBK PT	1,570,400	46,673
*Adi Sarana Armada TBK PT	240,600	14,843
AKR Corporindo TBK PT	3,586,800	396,088
*Alam Sutera Realty TBK PT	18,800	228
Aneka Tambang TBK	3,258,900	466,509
Arwana Citramulia TBK PT	455,300	28,398
Astra Agro Lestari TBK PT	72,700	38,283
Astra International TBK PT	9,359,300	4,306,427
Astra Otoparts TBK PT	1,100	137
Bank BTPN Syariah TBK PT	114,200	16,659
*Bank Bukopin TBK PT	13,612,933	95,578
Bank Central Asia TBK PT	12,632,000	7,792,747
*Bank China Construction Bank Indonesia TBK PT	47,100	221
*Bank Ina Perdana PT	4,300	1,164
*Bank Jago TBK PT	628,100	88,628
Bank Mandiri Persero TBK PT	10,453,000	3,687,408
*Bank Mayapada International TBK PT	160,000	5,453
Bank Maybank Indonesia TBK PT	24,100	375
Bank Negara Indonesia Persero TBK PT	2,506,600	1,610,409
*Bank Neo Commerce TBK PT	60,200	2,483
Bank Pan Indonesia TBK PT	6,700	505
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	4,800	411
Bank Pembangunan Daerah Jawa Timur TBK PT	684,500	31,495
Bank Rakyat Indonesia Persero TBK PT	17,176,560	5,971,401
*Bank Raya Indonesia TBK PT	268,200	7,788

38

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Bank Syariah Indonesia TBK PT	885,000	$104,366
Bank Tabungan Negara Persero TBK PT	2,059,890	174,817
Barito Pacific TBK PT	782,581	44,544
*Bekasi Fajar Industrial Estate TBK PT	8,000	82
*Bintang Oto Global TBK PT	139,400	11,546
BISI International TBK PT	2,200	252
Blue Bird TBK PT	1,000	120
*Buana Lintas Lautan TBK PT	33,292,000	274,597
Bukit Asam TBK PT	2,336,300	659,324
*Bumi Resources Minerals TBK PT	19,040,600	210,264
*Bumi Resources TBK PT	61,543,300	507,617
*Bumi Serpong Damai TBK PT	129,600	9,409
*Capital Financial Indonesia TBK PT	8,152,200	375,101
Charoen Pokphand Indonesia TBK PT	558,400	174,714
ΩCikarang Listrindo TBK PT	3,300	154
Ciputra Development TBK PT	709,600	48,129
*Citra Marga Nusaphala Persada TBK PT	1,700	202
Delta Dunia Makmur TBK PT	1,642,500	36,276
Dharma Satya Nusantara TBK PT	1,286,700	54,380
*Eagle High Plantations TBK PT	11,800	48
Elang Mahkota Teknologi TBK PT	24,500	1,177
Elnusa TBK PT	756,300	16,601
Erajaya Swasembada TBK PT	2,717,200	91,870
*Gajah Tunggal TBK PT	2,000	96
Gudang Garam TBK PT	146,100	283,336
Harum Energy TBK PT	2,381,400	245,120
Indah Kiat Pulp & Paper TBK PT	322,000	170,658
Indika Energy TBK PT	6,650,600	1,178,702
Indo Tambangraya Megah TBK PT	1,467,600	3,331,362
Indocement Tunggal Prakarsa TBK PT	201,900	149,326
Indofood CBP Sukses Makmur TBK PT	180,400	130,043
Indofood Sukses Makmur TBK PT	1,938,300	852,218
Indomobil Sukses Internasional TBK PT	2,500	402
Indosat TBK PT	107,300	51,200
Industri Jamu Dan Farmasi Sido Muncul TBK PT	32,296	1,739
Integra Indocabinet TBK PT	2,800	80
Japfa Comfeed Indonesia TBK PT	947,400	67,164
*Jasa Marga Persero TBK PT	2,900	650
Jaya Real Property TBK PT	4,900	175
Kalbe Farma TBK PT	13,718,600	1,982,511
*Kapuas Prima Coal TBK PT	12,400	42
*Kawasan Industri Jababeka TBK PT	24,700	202
*Krakatau Steel Persero TBK PT	5,800	112
*Lippo Karawaci TBK PT	2,608,600	16,537
Matahari Department Store TBK PT	316,000	87,239
Mayora Indah TBK PT	5,400	957
*MD Pictures TBK PT	324,900	40,530
Medco Energi Internasional TBK PT	6,647,500	457,667
*Media Nusantara Citra TBK PT	3,330,800	133,959
*Merdeka Copper Gold TBK PT	6,355,973	1,707,057
*Metro Healthcare Indonesia TBK PT	1,825,600	60,231
Metrodata Electronics TBK PT	491,000	19,078
*Mitra Adiperkasa TBK PT	2,604,700	243,247
Mitra Keluarga Karyasehat TBK PT	1,051,200	207,087
*MNC Land TBK PT	1,852,500	8,840
*MNC Vision Networks TBK PT	1,408,100	4,799
Nippon Indosari Corpindo TBK PT	1,500	146
Pabrik Kertas Tjiwi Kimia TBK PT	144,200	66,595

39

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Pacific Strategic Financial TBK PT	6,400	$554
Pakuwon Jati TBK PT	21,900	726
*Paninvest TBK PT	239,600	16,823
Perusahaan Gas Negara TBK PT	4,606,900	449,071
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	250,900	17,359
*Pollux Properties Indonesia TBK PT	1,500	16
*PP Persero TBK PT	836,600	37,068
Puradelta Lestari TBK PT	12,100	139
Ramayana Lestari Sentosa TBK PT	3,800	158
Salim Ivomas Pratama TBK PT	5,000	136
Samator Indo Gas TBK PT	109,200	14,218
Samindo Resources TBK PT	1,100	112
Sampoerna Agro TBK PT	1,100	158
Samudera Indonesia TBK PT	1,896,000	49,888
Sarana Menara Nusantara TBK PT	7,339,900	512,842
Sariguna Primatirta TBK PT	3,100	107
Sawit Sumbermas Sarana TBK PT	1,500,100	174,858
Selamat Sempurna TBK PT	5,300	562
*Semen Baturaja Persero TBK PT	1,600	39
*Semen Indonesia Persero TBK PT	794,996	322,442
Siloam International Hospitals TBK PT	3,200	377
*<»Sri Rejeki Isman TBK PT	16,700	31
Sumber Alfaria Trijaya TBK PT	2,598,400	513,658
Summarecon Agung TBK PT	3,693,149	140,979
Surya Citra Media TBK PT	2,376,200	26,726
Surya Esa Perkasa TBK PT	5,205,200	248,374
*Surya Permata Andalan TBK PT	225,900	7,022
*Surya Semesta Internusa TBK PT	7,000	201
Telkom Indonesia Persero TBK PT	8,783,600	2,544,669
Telkom Indonesia Persero TBK PT, Sponsored ADR	39,972	1,151,194
Tempo Scan Pacific TBK PT	1,300	124
Timah TBK PT	1,306,900	90,423
Tower Bersama Infrastructure TBK PT	2,290,800	321,680
Transcoal Pacific TBK PT	352,600	184,472
Tunas Baru Lampung TBK PT	4,900	204
Ultrajaya Milk Industry & Trading Co. TBK PT	7,700	753
Unilever Indonesia TBK PT	1,332,300	399,599
United Tractors TBK PT	839,200	1,653,230
*Vale Indonesia TBK PT	1,031,100	490,247
*Waskita Beton Precast TBK PT	15,100	54
*Waskita Karya Persero TBK PT	7,100	111
*Wijaya Karya Beton TBK PT	4,500	54
*Wijaya Karya Persero TBK PT	2,236,600	92,239
XL Axiata TBK PT	5,989,241	714,463

TOTAL INDONESIA		50,792,285

KOREA, REPUBLIC OF — (12.4%)
*3S Korea Co., Ltd.	44	69
Abco Electronics Co., Ltd.	2,528	23,610
ABOV Semiconductor Co., Ltd.	3,535	26,386
*Abpro Bio Co., Ltd.	38,847	14,687
ADTechnology Co., Ltd.	1,672	22,636
Advanced Nano Products Co., Ltd.	83	9,240
Advanced Process Systems Corp.	3,984	60,427
Aekyung Industrial Co., Ltd.	795	12,771
Aekyung Petrochemical Co., Ltd.	1,430	16,187
*AeroSpace Technology of Korea, Inc.	4,125	12,267
AfreecaTV Co., Ltd.	2,834	164,103
*Agabang&Company	10,235	25,733

40

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Ahnlab, Inc.	1,053	$47,992
AJ Networks Co., Ltd.	3,483	12,283
*Ajin Industrial Co., Ltd.	12,586	37,427
AK Holdings, Inc.	8	115
*Alteogen, Inc.	5,193	168,780
*ALUKO Co., Ltd.	23,287	54,633
*Amicogen, Inc.	1,343	16,988
*Aminologics Co., Ltd.	48	63
*Amo Greentech Co., Ltd.	840	9,841
Amorepacific Corp.	6,715	618,619
AMOREPACIFIC Group	8,449	231,047
*Amotech Co., Ltd.	3,892	47,836
*Anam Electronics Co., Ltd.	18,691	28,070
*Ananti, Inc.	14,827	69,571
*Anterogen Co., Ltd.	1,962	27,618
*Apact Co., Ltd.	30	61
*APS, Inc.	580	4,875
APTC Co., Ltd.	966	8,372
Asia Cement Co., Ltd.	40	319
Asia Pacific Satellite, Inc.	2,105	26,564
Asia Paper Manufacturing Co., Ltd.	889	23,348
*ASTORY Co., Ltd.	730	11,208
Atec Co., Ltd.	8	54
Autech Corp.	16	69
Avaco Co., Ltd.	3,629	45,932
Baiksan Co., Ltd.	1,284	7,617
BGF retail Co., Ltd.	2,061	287,345
#BH Co., Ltd.	27,650	476,190
*Binex Co., Ltd.	9,934	69,027
Binggrae Co., Ltd.	890	29,558
#*Bioneer Corp.	3,728	161,833
*BioSmart Co., Ltd.	20	48
*Biotoxtech Co., Ltd.	8	52
BIT Computer Co., Ltd.	3,392	14,345
#*BNC Korea Co., Ltd.	21,726	62,659
BNK Financial Group, Inc.	88,418	438,655
Boditech Med, Inc.	23,690	204,615
*Bohae Brewery Co., Ltd.	136	61
BoKwang Industry Co., Ltd.	16	81
Bolak Co., Ltd.	28	36
Bookook Securities Co., Ltd.	4	59
*Bosung Power Technology Co., Ltd.	4,016	11,612
BRIDGETEC Corp.	2,781	18,784
*Bukwang Pharmaceutical Co., Ltd.	26	155
BusinessOn Communication Co., Ltd.	8	73
*BYON Co., Ltd.	1	1
Byucksan Corp.	52	81
*Cafe24 Corp.	1,644	10,858
*CammSys Corp.	14,098	17,644
Camus Engineering & Construction, Inc.	40	49
Caregen Co., Ltd.	267	42,392
*Carelabs Co., Ltd.	3,446	18,718
Cell Biotech Co., Ltd.	8	80
Celltrion Healthcare Co., Ltd.	13,661	708,363
*Celltrion Pharm, Inc.	3,302	201,317
Celltrion, Inc.	23,769	2,852,138
*Cellumed Co., Ltd.	9,293	37,216
*Chabiotech Co., Ltd.	6,378	61,759

41

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Changhae Ethanol Co., Ltd.	12	$92
Cheil Worldwide, Inc.	14,154	195,538
Chemtronics Co., Ltd.	4,049	67,009
*Chemtros Co., Ltd.	2,924	21,301
Cheryong Electric Co., Ltd.	1,380	15,982
*ChinHung International, Inc.	9,834	9,104
Chips&Media, Inc.	2,024	32,513
*Choa Pharmaceutical Co.	24	39
*Choil Aluminum Co., Ltd.	16,108	36,226
Chong Kun Dang Pharmaceutical Corp.	1,796	113,659
Chongkundang Holdings Corp.	225	8,523
Choong Ang Vaccine Laboratory	8	62
*Chorokbaem Media Co., Ltd.	7,854	52,638
Chunbo Co., Ltd.	699	101,163
*CJ CGV Co., Ltd.	4,444	50,769
CJ CheilJedang Corp.	2,895	669,458
CJ Corp.	5,159	352,696
CJ Freshway Corp.	2,469	52,483
CJ Logistics Corp.	1,051	60,544
*CJ Seafood Corp.	24	58
CKD Bio Corp.	4	75
Classys, Inc.	392	6,941
CLIO Cosmetics Co., Ltd.	8	128
*CMG Pharmaceutical Co., Ltd.	59,575	95,478
*CoAsia Corp.	3,960	24,528
*Com2uS Holdings Corp.	1,644	53,187
*Comtec Systems Co., Ltd.	17,622	10,178
*ContentreeJoongAng Corp.	1,043	18,937
*Coreana Cosmetics Co., Ltd.	32	70
*Corentec Co., Ltd.	12	104
*COSMAX NBT, Inc.	12	38
*Cosmax, Inc.	5,642	325,435
*Cosmecca Korea Co., Ltd.	8	55
*CosmoAM&T Co., Ltd.	2,919	380,578
*Cosmochemical Co., Ltd.	5,284	229,773
Coway Co., Ltd.	31,335	1,148,373
Cowintech Co., Ltd.	1,102	25,525
Creas F&C Co., Ltd.	152	2,051
#*Creative & Innovative System	8,534	79,703
Creverse, Inc.	8	107
*CrystalGenomics, Inc.	5,403	12,151
*CS Bearing Co., Ltd.	3,034	25,026
CS Wind Corp.	4,093	230,583
*CTC BIO, Inc.	6,632	48,065
*CUBE ENTERTAINMENT, Inc.	1,428	25,020
Cuckoo Holdings Co., Ltd.	20	230
Cuckoo Homesys Co., Ltd.	12	229
*Curexo, Inc.	2,592	20,238
*Curo Co., Ltd.	200	92
Cymechs, Inc.	8	74
*D&C Media Co., Ltd.	8	112
D.I Corp.	32	161
*DA Technology Co., Ltd.	20	69
Dae Hwa Pharmaceutical Co., Ltd.	2,728	18,507
Dae Won Kang Up Co., Ltd.	68	206
*Dae Young Packaging Co., Ltd.	92	93
*»Dae Yu Co., Ltd.	12	21
*Daea TI Co., Ltd.	6,530	14,734

42

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Daechang Co., Ltd.	76	$80
Daechang Forging Co., Ltd.	4,122	22,175
Daedong Corp.	70,191	554,857
Daeduck Electronics Co., Ltd.	47,029	757,229
Daehan New Pharm Co., Ltd.	16	103
*Dae-II Corp.	5,430	20,367
Daejoo Co., Ltd.	32	55
Daejoo Electronic Materials Co., Ltd.	1,650	121,186
Daejung Chemicals & Metals Co., Ltd.	4	48
Daesang Corp.	6,861	99,655
Daesang Holdings Co., Ltd.	28	161
Daesung Energy Co., Ltd.	2,577	16,212
*Daesung Fine Tech Co., Ltd.	36	41
Daesung Holdings Co., Ltd.	8	204
*Daesung Industrial Co., Ltd.	4,260	12,700
Daewon Media Co., Ltd.	1,316	14,896
Daewon Pharmaceutical Co., Ltd.	5,537	61,104
*Daewoo Electronic Components Co., Ltd.	24	31
*Daewoo Engineering & Construction Co., Ltd.	36,730	115,673
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,437	69,207
Daewoong Co., Ltd.	3,148	35,116
Daewoong Pharmaceutical Co., Ltd.	949	78,280
Daihan Pharmaceutical Co., Ltd.	671	14,013
Daishin Information & Communication	36	29
Daishin Securities Co., Ltd.	52	522
*Daiyang Metal Co., Ltd.	24	69
*Danal Co., Ltd.	21,298	65,562
Daol Investment & Securities Co., Ltd.	17,093	42,592
*Dasan Networks, Inc.	25,863	68,696
*Dawonsys Co., Ltd.	8,636	78,720
*Dayou Plus Co., Ltd.	160	115
DB Financial Investment Co., Ltd.	4,025	12,150
DB HiTek Co., Ltd.	14,789	668,511
DB Insurance Co., Ltd.	58,140	3,648,954
Dentium Co., Ltd.	2,981	320,507
Deutsch Motors, Inc.	9,920	43,359
*Devsisters Co., Ltd.	649	27,931
*Dexter Studios Co., Ltd.	1,520	12,220
DGB Financial Group, Inc.	171,107	875,734
DI Dong Il Corp.	41	636
Digital Daesung Co., Ltd.	20	92
*DIO Corp.	2,253	49,996
DL E&C Co., Ltd.	656	17,253
DL Holdings Co., Ltd.	5,731	211,744
DMS Co., Ltd.	32	150
DNF Co., Ltd.	1,255	15,584
Dohwa Engineering Co., Ltd.	2,879	17,596
Dong-A Hwasung Co., Ltd.	2,619	17,885
Dong-A ST Co., Ltd.	237	9,686
Dong-Ah Geological Engineering Co., Ltd.	20	183
*Dongbang Transport Logistics Co., Ltd.	9,955	16,140
Dongjin Semichem Co., Ltd.	10,291	226,442
Dongkoo Bio & Pharma Co., Ltd.	24	107
DongKook Pharmaceutical Co., Ltd.	1,968	22,130
Dongkuk Industries Co., Ltd.	15,029	80,849
Dongkuk Steel Mill Co., Ltd.	63,351	565,161
*Dongkuk Structures & Construction Co., Ltd.	4,949	16,270
Dongsuh Cos., Inc.	1,093	15,688

43

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Dongsung Finetec Co., Ltd.	4,930	$41,513
*Dongsung Pharmaceutical Co., Ltd.	16	71
#*Dongwha Enterprise Co., Ltd.	1,459	53,851
Dongwha Pharm Co., Ltd.	26,674	167,011
Dongwon F&B Co., Ltd.	20	457
Dongwon Industries Co., Ltd.	20	694
Dongwon Systems Corp.	8	256
*Dongyang Steel Pipe Co., Ltd.	148	118
Doosan Bobcat, Inc.	24,055	920,215
Doosan Co., Ltd.	3,308	230,354
*Doosan Enerbility Co., Ltd.	103,292	1,288,063
*Doosan Fuel Cell Co., Ltd.	4,565	101,983
DoubleUGames Co., Ltd.	1,978	66,948
Douzone Bizon Co., Ltd.	3,742	85,134
*Dream Security Co., Ltd.	7,017	15,335
*Dreamus Co.	20	45
*DRTECH Corp.	17,337	22,967
*DSK Co., Ltd.	24	91
*Duk San Neolux Co., Ltd.	2,564	83,142
*Duksan Hi-Metal Co., Ltd.	4,630	19,476
*Duksan Techopia Co., Ltd.	1,546	23,102
DY Corp.	3,432	13,975
DY POWER Corp.	2,093	18,359
*E Investment&Development Co., Ltd.	16,368	33,509
E1 Corp.	615	21,872
Eagle Veterinary Technology Co., Ltd.	8	31
Eagon Industrial, Ltd.	8	44
Easy Holdings Co., Ltd.	6,661	15,652
eBEST Investment & Securities Co., Ltd.	32	103
Echo Marketing, Inc.	20	166
*Eco&Dream Co., Ltd.	770	20,970
*EcoBio Holdings Co., Ltd.	12	55
Ecoplastic Corp.	11,230	51,518
Ecopro BM Co., Ltd.	12,352	2,464,124
#Ecopro Co., Ltd.	3,917	2,136,603
Ecopro HN Co., Ltd.	4,699	234,529
e-Credible Co., Ltd.	8	96
*Eehwa Construction Co., Ltd.	12	32
Elentec Co., Ltd.	5,282	51,107
E-MART, Inc.	8,084	589,509
*EMKOREA Co., Ltd.	40	84
#EM-Tech Co., Ltd.	2,123	43,542
ENF Technology Co., Ltd.	5,246	80,744
*Enplus Co., Ltd.	8,798	79,014
*Enzychem Lifesciences Corp.	12,250	16,429
Eo Technics Co., Ltd.	2,470	160,557
Estechpharma Co., Ltd.	12	68
*Eubiologics Co., Ltd.	7,203	38,695
Eugene Investment & Securities Co., Ltd.	21,002	39,622
Eugene Technology Co., Ltd.	2,924	63,029
*Eutilex Co., Ltd.	1,914	7,143
*Ewon Comfortech Co., Ltd.	3,029	14,077
*Exem Co., Ltd.	8,421	25,513
F&F Co., Ltd.	3,656	385,158
F&F Holdings Co., Ltd.	6,630	105,513
FarmStory Co., Ltd.	9,752	14,165
Fila Holdings Corp.	11,949	327,205
Fine Semitech Corp.	1,408	22,986

44

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*FINETEK Co., Ltd.	64	$62
#Foosung Co., Ltd.	16,812	169,200
*FSN Co., Ltd.	5,800	14,647
Gabia, Inc.	16	140
*GAEASOFT	4,458	24,149
*GemVax & Kael Co., Ltd.	3,302	34,293
Gemvaxlink Co., Ltd.	7,294	7,875
*Genexine, Inc.	6,583	59,416
*Genie Music Corp.	40	114
Genohco, Inc.	1,313	22,171
*Genomictree, Inc.	2,487	24,026
Genoray Co., Ltd.	20	117
Global Standard Technology Co., Ltd.	2,496	47,369
GMB Korea Corp.	12	43
GnCenergy Co., Ltd.	16	57
GOLFZON Co., Ltd.	1,210	100,803
*<»Good People Co., Ltd.	80	30
Gradiant Corp.	4,047	42,937
*Grand Korea Leisure Co., Ltd.	2,778	38,025
Green Chemical Co., Ltd.	1,728	13,660
Green Cross Corp.	603	55,687
Green Cross Holdings Corp.	2,056	23,964
Green Cross LabCell Corp.	2	51
GS Engineering & Construction Corp.	20,559	331,795
*GS Global Corp.	12,155	28,063
GS Holdings Corp.	18,436	546,854
GS Retail Co., Ltd.	6,560	130,377
HAESUNG DS Co., Ltd.	4,491	156,534
Haitai Confectionery & Foods Co., Ltd.	16	69
Han Kuk Carbon Co., Ltd.	52,652	450,437
Hana Financial Group, Inc.	123,783	3,879,779
Hana Materials, Inc.	996	31,665
#Hana Micron, Inc.	11,622	132,337
Hana Pharm Co., Ltd.	8	87
*Hanall Biopharma Co., Ltd.	9,097	139,337
HanChang Paper Co., Ltd.	52	53
*Hancom, Inc.	4,215	44,594
Handok, Inc.	597	6,816
Handsome Co., Ltd.	20	373
Hanil Holdings Co., Ltd.	991	8,337
Hanil Hyundai Cement Co., Ltd.	4	51
Hanjin Kal Corp.	689	20,360
Hanjin Transportation Co., Ltd.	1,253	18,630
Hankook Tire & Technology Co., Ltd.	72,712	1,874,301
Hanmi Pharm Co., Ltd.	2,212	533,828
Hanmi Science Co., Ltd.	686	22,450
Hanmi Semiconductor Co., Ltd.	26,993	414,455
HanmiGlobal Co., Ltd.	1,600	43,036
Hanon Systems	15,845	108,561
*Hans Biomed Corp.	12	135
Hansae Yes24 Holdings Co., Ltd.	16	55
Hanshin Construction Co., Ltd.	16	92
Hanshin Machinery Co.	1,280	5,748
Hansol Chemical Co., Ltd.	9,130	1,514,390
Hansol Holdings Co., Ltd.	36	83
Hansol HomeDeco Co., Ltd.	84	65
*Hansol IONES Co., Ltd.	32	188
Hansol Paper Co., Ltd.	8,188	69,437

45

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hansol Technics Co., Ltd.	2,982	$13,034
Hanssem Co., Ltd.	1,930	64,386
Hanwha Aerospace Co., Ltd.	9,560	733,571
Hanwha Corp.	3,786	76,659
*Hanwha Galleria Co., Ltd.	28,581	36,815
*Hanwha General Insurance Co., Ltd.	18,106	61,418
*Hanwha Investment & Securities Co., Ltd.	26,866	55,201
*Hanwha Life Insurance Co., Ltd.	60,204	111,555
*Hanwha Solutions Corp.	25,342	907,912
Hanwha Systems Co., Ltd.	9,609	101,518
Hanyang Eng Co., Ltd.	2,118	23,389
Hanyang Securities Co., Ltd.	12	79
Harim Co., Ltd.	11,762	27,067
Harim Holdings Co., Ltd.	15,410	107,884
HB Technology Co., Ltd.	18,540	33,661
HD Hyundai Co., Ltd.	19,012	840,937
HD Hyundai Construction Equipment Co., Ltd.	5,960	302,364
HD Hyundai Electric Co., Ltd.	8,440	319,086
HD Hyundai Infracore Co., Ltd.	52,313	385,390
HDC Hyundai Engineering Plastics Co., Ltd.	16	58
*Helixmith Co., Ltd.	11,410	73,145
*Heungkuk Fire & Marine Insurance Co., Ltd.	120	300
*HFR, Inc.	1,671	33,647
HIMS Co., Ltd.	8	38
Hite Jinro Co., Ltd.	3,090	51,369
Hitejinro Holdings Co., Ltd.	12	82
*HJ Magnolia Yongpyong Hotel & Resort Corp.	3,421	7,566
*HJ Shipbuilding & Construction Co., Ltd.	126	342
HL D&I Halla Corp.	48	90
HL Holdings Corp.	6,281	155,570
HL Mando Co., Ltd.	12,170	420,549
*HLB Global Co., Ltd.	4,327	18,719
*HLB Life Science CO LTD	7,492	59,896
*Hlb Pharma Ceutical Co., Ltd.	4,572	49,874
*HLB Therapeutics Co., Ltd.	8,397	30,240
*HLB, Inc.	33,673	889,380
HMM Co., Ltd.	132,804	2,024,209
Home Center Holdings Co., Ltd.	92	94
*Homecast Co., Ltd.	44	136
Hotel Shilla Co., Ltd.	10,942	666,298
HS Industries Co., Ltd.	6,346	17,449
*HSD Engine Co., Ltd.	4,837	28,081
*Hugel, Inc.	1,118	94,726
#*Humasis Co., Ltd.	10,290	22,604
*Humax Co., Ltd.	33,521	93,044
Humedix Co., Ltd.	1,065	22,519
Huons Co., Ltd.	672	16,444
Huons Global Co., Ltd.	535	8,095
Husteel Co., Ltd.	22,694	106,484
Huvis Corp.	20	68
Huvitz Co., Ltd.	16	197
Hwa Shin Co., Ltd.	15,815	162,593
*Hwail Pharm Co., Ltd.	6,506	10,087
Hwangkum Steel & Technology Co., Ltd.	2,105	13,148
Hwaseung Enterprise Co., Ltd.	32	190
*HYBE Co., Ltd.	2,726	549,925
Hyosung Advanced Materials Corp.	718	208,415
*Hyosung Chemical Corp.	274	21,803

46

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hyosung Corp.	2,919	$143,725
*Hyosung Heavy Industries Corp.	1,985	116,424
Hyosung TNC Corp.	1,097	309,003
HyosungITX Co., Ltd.	4	38
*Hyulim ROBOT Co., Ltd.	24,161	35,346
Hyundai Autoever Corp.	1,089	99,917
Hyundai Bioland Co., Ltd.	3,575	32,507
Hyundai BNG Steel Co., Ltd.	1,771	21,397
Hyundai Department Store Co., Ltd.	24,849	959,872
Hyundai Elevator Co., Ltd.	7,177	179,640
Hyundai Energy Solutions Co., Ltd.	1,641	51,680
Hyundai Engineering & Construction Co., Ltd.	46,921	1,437,359
HYUNDAI EVERDIGM Corp.	3,960	21,688
Hyundai Ezwel Co., Ltd.	2,858	14,051
Hyundai Glovis Co., Ltd.	6,651	813,485
Hyundai Home Shopping Network Corp.	12	432
*Hyundai Livart Furniture Co., Ltd.	1,715	9,969
Hyundai Marine & Fire Insurance Co., Ltd.	23,508	659,538
*Hyundai Mipo Dockyard Co., Ltd.	6,232	341,773
Hyundai Motor Co.	40,504	5,976,943
Hyundai Motor Securities Co., Ltd.	2,372	15,844
Hyundai Pharmaceutical Co., Ltd.	6,153	22,619
*Hyundai Rotem Co., Ltd.	16,878	414,888
Hyundai Steel Co.	44,554	1,213,384
Hyundai Wia Corp.	7,109	297,448
HyVision System, Inc.	3,408	44,917
i3system, Inc.	4	60
*iA, Inc.	1,113	496
ICD Co., Ltd.	2,346	21,350
*Icure Pharm, Inc.	9	20
*Iljin Display Co., Ltd.	12	11
Iljin Electric Co., Ltd.	3,350	17,496
Iljin Holdings Co., Ltd.	10,444	35,427
#Iljin Materials Co., Ltd.	3,222	144,923
Iljin Power Co., Ltd.	1,343	13,135
*Ilshin Stone Co., Ltd.	52	46
ilShinbiobase Co., Ltd.	32	46
Ilyang Pharmaceutical Co., Ltd.	132	1,694
iMarketKorea, Inc.	1,965	14,506
InBody Co., Ltd.	3,769	78,005
Incross Co., Ltd.	822	9,182
Industrial Bank of Korea	4,681	35,184
*Infinitt Healthcare Co., Ltd.	12	45
Innocean Worldwide, Inc.	311	9,295
InnoWireless Co., Ltd.	1,747	35,373
#Innox Advanced Materials Co., Ltd.	4,986	163,915
*Inscobee, Inc.	11,113	11,624
*Insun ENT Co., Ltd.	4,066	24,911
Intekplus Co., Ltd.	3,146	46,964
Intellian Technologies, Inc.	944	48,314
Intelligent Digital Integrated Security Co., Ltd.	8	136
*Interflex Co., Ltd.	1,659	11,974
Interojo Co., Ltd.	773	20,561
*iNtRON Biotechnology, Inc.	2,705	15,663
Inzi Controls Co., Ltd.	2,676	17,095
#IS Dongseo Co., Ltd.	7,139	197,624
ISC Co., Ltd.	3,072	90,204
i-SENS, Inc.	5,166	65,965

47

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
»ISU Chemical Co., Ltd.	17,886	$554,594
IsuPetasys Co., Ltd.	106,872	742,610
*ITCEN Co., Ltd.	20	57
*Itek, Inc.	1,788	12,157
*Jaeyoung Solutec Co., Ltd.	100	59
*Jahwa Electronics Co., Ltd.	2,501	57,835
JASTECH, Ltd.	2,814	18,502
JB Financial Group Co., Ltd.	18,721	116,936
JC Chemical Co., Ltd.	3,211	18,329
JC Hyun System, Inc.	12	38
*Jeju Semiconductor Corp.	12,333	42,710
Jin Yang Pharmaceutical Co., Ltd.	8	34
Jinsung T.E.C.	5,161	44,384
JLS Co., Ltd.	16	86
JNK Heaters Co., Ltd.	4,537	20,746
*JoyCity Corp.	5,356	15,687
Jusung Engineering Co., Ltd.	18,037	210,908
JVM Co., Ltd.	188	2,844
JW Holdings Corp.	39	94
JW Life Science Corp.	16	141
JW Pharmaceutical Corp.	1,350	22,897
*JW Shinyak Corp.	18,081	41,879
JYP Entertainment Corp.	12,597	848,961
Kakao Corp.	35,052	1,521,609
#*Kakao Games Corp.	7,280	219,477
*»Kanglim Co., Ltd.	40	30
Kangnam Jevisco Co., Ltd.	8	145
*Kangstem Biotech Co., Ltd.	24	54
Kangwon Land, Inc.	20,310	286,804
KAON Group Co., Ltd.	5,333	28,928
KB Financial Group, Inc.	180,162	6,663,194
KC Tech Co., Ltd.	1,742	24,391
KCC Glass Corp.	415	14,248
KCTC	4,433	13,845
KEC Corp.	28,392	47,624
*Kencoa Aerospace Co.	2,273	27,631
KEPCO Engineering & Construction Co., Inc.	828	43,491
KEPCO Plant Service & Engineering Co., Ltd.	4,398	117,311
*KEYEAST Co., Ltd.	2,920	17,388
KG Chemical Corp.	28,298	807,669
#KG DONGBUSTEEL	10,750	75,661
KG Eco Technology Service Co., Ltd.	4,795	57,430
#Kginicis Co., Ltd.	31,801	289,878
KGMobilians Co., Ltd.	10,905	53,042
KH Vatec Co., Ltd.	4,553	64,022
Kia Corp.	88,735	5,602,292
KidariStudio, Inc.	1,630	8,732
KINX, Inc.	899	36,607
KISWIRE, Ltd.	1,471	20,838
KIWOOM Securities Co., Ltd.	4,433	310,350
KM Corp.	12	50
*KMW Co., Ltd.	3,406	48,963
Koentec Co., Ltd.	36	190
Koh Young Technology, Inc.	12,235	120,759
Kolmar Korea Co., Ltd.	3,530	106,686
Kolon Corp.	2,870	43,530
Kolon Global Corp.	9	94
Kolon Industries, Inc.	16,978	542,296

48

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Kolon Mobility Group Corp.	3	$9
Kolon Plastic, Inc.	3,036	22,480
KoMiCo, Ltd.	78	2,535
Kopla Co., Ltd.	20	114
Korea Aerospace Industries, Ltd.	18,884	773,194
Korea Arlico Pharm Co., Ltd.	18	89
Korea Cast Iron Pipe Industries Co., Ltd.	16	85
*Korea Circuit Co., Ltd.	6,229	65,203
*Korea District Heating Corp.	4	83
*Korea Electric Power Corp.	88,369	1,233,363
Korea Electric Power Corp., Sponsored ADR	12,742	89,449
Korea Electric Terminal Co., Ltd.	3,020	138,319
Korea Electronic Certification Authority, Inc.	12	43
Korea Electronic Power Industrial Development Co., Ltd.	2,669	15,694
*Korea Gas Corp.	3,278	65,638
Korea Industrial Co., Ltd.	20	62
*Korea Information & Communications Co., Ltd.	2,085	16,186
Korea Information Certificate Authority, Inc.	4,734	18,039
Korea Investment Holdings Co., Ltd.	62,944	2,591,314
*Korea Line Corp.	265	408
Korea Parts & Fasteners Co., Ltd.	7,625	30,992
#Korea Petrochemical Ind Co., Ltd.	1,687	182,767
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	25,236	1,598,934
Korea United Pharm, Inc.	12	193
Korea Zinc Co., Ltd.	2,458	942,135
Korean Air Lines Co., Ltd.	75,126	1,282,598
Korean Drug Co., Ltd.	8	38
Korean Reinsurance Co.	153	865
*KOSES Co., Ltd.	12	91
*KPM Tech Co., Ltd.	10,921	4,643
KSIGN Co., Ltd.	9,833	11,373
KSS LINE, Ltd.	1,917	11,702
*Kt alpha Co., Ltd.	3,764	16,930
KT Submarine Co., Ltd.	24	117
KT&G Corp.	38,541	2,470,725
KTCS Corp.	12,432	32,836
*Kuk Young G&M	32	33
Kukdo Chemical Co., Ltd.	4	131
*Kukdong Corp.	48	39
*»Kuk-il Paper Manufacturing Co., Ltd.	10,781	6,444
*Kukje Pharma Co., Ltd.	12	41
*Kukjeon Pharmaceutical Co., Ltd.	3,936	18,439
*Kum Yang Co., Ltd.	3,567	178,030
*Kumho HT, Inc.	29,024	17,522
Kumho Petrochemical Co., Ltd.	8,505	866,768
*Kumho Tire Co., Inc.	148	498
Kumkang Kind Co., Ltd.	5,429	20,525
Kwang Dong Pharmaceutical Co., Ltd.	9,084	39,162
Kyeryong Construction Industrial Co., Ltd.	2,547	32,504
Kyobo Securities Co., Ltd.	1,026	3,879
Kyongbo Pharmaceutical Co., Ltd.	16	77
Kyung Dong Navien Co., Ltd.	1,649	49,283
*Kyung Nam Pharm Co., Ltd.	8	10
Kyung Nong Corp.	8	60
Kyungbang Co., Ltd.	1,005	7,929
KyungDong City Gas Co., Ltd.	4	64
Kyungdong Pharm Co., Ltd.	1,260	6,938
Kyung-In Synthetic Corp.	3,786	13,154

49

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
L&C Bio Co., Ltd.	75	$1,720
L&F Co., Ltd.	5,495	1,087,997
*LabGenomics Co., Ltd.	34,435	152,570
#*Lake Materials Co., Ltd.	11,444	117,997
*LB Semicon, Inc.	12,314	72,868
LEENO Industrial, Inc.	3,077	307,148
LG Chem, Ltd.	11,371	6,287,014
LG Corp.	30,743	2,007,575
*LG Display Co., Ltd.	107,124	1,187,777
LG Electronics, Inc.	57,144	4,666,646
LG H&H Co., Ltd.	2,863	1,332,673
LG HelloVision Co., Ltd.	44	135
LG Innotek Co., Ltd.	6,639	1,312,026
LG Uplus Corp.	90,701	746,806
LIG Nex1 Co., Ltd.	39,706	2,322,908
Lion Chemtech Co., Ltd.	12	67
Lock&Lock Co., Ltd.	32	137
*LONGTU KOREA, Inc.	16	25
LOT Vacuum Co., Ltd.	3,008	34,566
Lotte Chemical Corp.	2,718	341,375
Lotte Chilsung Beverage Co., Ltd.	1,190	138,347
Lotte Corp.	3,742	78,285
Lotte Data Communication Co.	1,643	34,495
LOTTE Fine Chemical Co., Ltd.	23,804	1,090,246
LOTTE Himart Co., Ltd.	16	135
*Lotte Non-Life Insurance Co., Ltd.	92	107
Lotte Shopping Co., Ltd.	2,452	146,197
*Lotte Tour Development Co., Ltd.	5,590	45,609
Lotte Wellfood Co., Ltd.	4	316
LS Cable & System Asia, Ltd.	12	61
LS Corp.	6,089	407,632
LS Electric Co., Ltd.	22,831	1,078,093
*Lumens Co., Ltd.	60	64
Lutronic Corp.	24	464
*LVMC Holdings	34,634	46,501
LX Hausys, Ltd.	9,714	297,575
LX Holdings Corp.	1,201	7,645
LX INTERNATIONAL Corp.	20,475	447,470
LX Semicon Co., Ltd.	4,812	377,870
M.I.Tech Co., Ltd.	2,157	22,321
*M2N Co., Ltd.	5,590	19,588
Macquarie Korea Infrastructure Fund	147,565	1,370,467
Macrogen, Inc.	1,083	15,779
Maeil Dairies Co., Ltd.	1,545	54,775
MAKUS, Inc.	3,289	24,525
*Maniker Co., Ltd.	47	48
Mcnex Co., Ltd.	61,897	1,449,844
*MDS Tech, Inc.	12,936	22,278
*ME2ON Co., Ltd.	4,892	13,487
Mediana Co., Ltd.	22	73
*Medipost Co., Ltd.	3,646	39,527
Medytox, Inc.	1,321	232,932
Meerecompany, Inc.	1,588	38,620
MegaStudyEdu Co., Ltd.	2,418	113,095
Meritz Financial Group, Inc.	26,054	893,530
*Metalabs Co., Ltd.	14	27
*Mgame Corp.	3,635	22,515
MiCo, Ltd.	11,857	73,619

50

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Mirae Asset Life Insurance Co., Ltd.	108	$226
Mirae Asset Securities Co., Ltd.	18,998	98,510
Miwon Commercial Co., Ltd.	4	505
Miwon Specialty Chemical Co., Ltd.	4	418
*Mobile Appliance, Inc.	16	36
Monalisa Co., Ltd.	20	42
MonAmi Co., Ltd.	16	39
Moorim P&P Co., Ltd.	2,206	6,016
Motrex Co., Ltd.	2,655	37,691
Mr Blue Corp.	72	140
MS Autotech Co., Ltd.	9,240	40,042
Multicampus Co., Ltd.	4	109
*Myoung Shin Industrial Co., Ltd.	2,388	32,152
*MyungMoon Pharm Co., Ltd.	28	53
Nam Hwa Construction Co., Ltd.	8	52
Namhae Chemical Corp.	5,845	37,645
*Namsun Aluminum Co., Ltd.	71,069	122,661
*Namu Tech Co., Ltd.	12	19
*Namuga Co., Ltd.	3,436	37,867
*NanoenTek, Inc.	4,587	17,033
Nasmedia Co., Ltd.	1,584	24,676
*Nature & Environment Co., Ltd.	24,491	19,378
NAVER Corp.	20,982	3,014,673
NCSoft Corp.	6,901	1,943,871
*»NDFOS Co., Ltd.	19	40
NeoPharm Co., Ltd.	8	105
*Neowiz	18,221	598,336
*Nepes Ark Corp.	2,724	47,727
*ΩNetmarble Corp.	4,719	228,475
Nexen Corp.	36	111
Nexen Tire Corp.	4,575	28,132
*Next Entertainment World Co., Ltd.	2,387	11,325
NEXTIN, Inc.	1,146	55,228
NH Investment & Securities Co., Ltd.	7,365	51,452
NHN KCP Corp.	1,364	11,424
NICE Holdings Co., Ltd.	66	626
Nice Information & Telecommunication, Inc.	1,719	30,825
NICE Information Service Co., Ltd.	1,678	14,368
NICE Total Cash Management Co., Ltd.	28	106
Nong Shim Holdings Co., Ltd.	177	9,231
Nong Woo Bio Co., Ltd.	8	52
NongShim Co., Ltd.	4	1,185
NOROO Paint & Coatings Co., Ltd.	12	72
NOVAREX Co., Ltd.	2,346	15,215
NPC	8,598	42,463
*Nuintek Co., Ltd.	28	49
Oceanbridge Co., Ltd.	12	123
#»OCI Co., Ltd.	8,347	747,139
Okong Corp.	20	48
*Omnisystem Co., Ltd.	52	74
Openbase, Inc.	11,028	23,442
OptoElectronics Solutions Co., Ltd.	5,939	72,507
*OPTRON-TEC, Inc.	36	77
*Orbitech Co., Ltd.	20	61
Orion Corp.	8,079	874,662
Orion Holdings Corp.	44	544
Ottogi Corp.	50	17,259
Paik Kwang Industrial Co., Ltd.	5,429	27,583

51

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Pan Ocean Co., Ltd.	155,363	$631,481
Pan-Pacific Co., Ltd.	4,746	5,362
*Paradise Co., Ltd.	14,473	165,990
Park Systems Corp.	1,645	179,446
Partron Co., Ltd.	19,143	113,565
Paseco Co., Ltd.	1,555	16,951
*Pearl Abyss Corp.	6,513	209,492
People & Technology, Inc.	22,850	920,214
PHA Co., Ltd.	12	77
PharmaResearch Co., Ltd.	1,063	80,217
*PharmGen Science, Inc.	3,286	15,713
*Pharmicell Co., Ltd.	14,665	99,381
Philoptics Co., Ltd.	6,311	43,475
PI Advanced Materials Co., Ltd.	4,317	105,312
Point Engineering Co., Ltd.	36	53
Poongsan Corp.	14,133	447,728
#Posco DX Co., Ltd.	9,639	95,353
POSCO Future M Co., Ltd.	4,172	1,044,247
POSCO Holdings, Inc.	28,802	8,112,936
#POSCO Holdings, Inc., Sponsored ADR	1,915	136,195
Posco International Corp.	5,730	114,737
Posco M-Tech Co., Ltd.	2,692	46,362
POSCO Steeleon Co., Ltd.	3,634	140,918
*Power Logics Co., Ltd.	3,458	14,882
Protec Co., Ltd.	939	17,189
#PSK, Inc.	86,938	1,341,355
Pulmuone Co., Ltd.	103	777
Puloon Technology, Inc.	5	33
Pungkuk Ethanol Co., Ltd.	8	81
QSI Co., Ltd.	8	58
*Ray Co., Ltd.	4,658	116,067
Reyon Pharmaceutical Co., Ltd.	991	13,757
RFHIC Corp.	2,695	47,118
*RFTech Co., Ltd.	8,913	29,302
*Robostar Co., Ltd.	398	9,560
*Robotis Co., Ltd.	4	96
Rsupport Co., Ltd.	24	71
S Net Systems, Inc.	12	42
S&S Tech Corp.	3,046	101,617
S-1 Corp.	36	1,571
Sajo Industries Co., Ltd.	4	127
Sajodaerim Corp.	4	80
#*Sam Chun Dang Pharm Co., Ltd.	1,962	110,238
Sambo Corrugated Board Co., Ltd.	12	90
*Sambu Engineering & Construction Co., Ltd.	503,000	397,244
Samchully Co., Ltd.	464	53,042
Samchuly Bicycle Co., Ltd.	8	41
SAMHWA Paints Industrial Co., Ltd.	16	76
Samick Musical Instruments Co., Ltd.	84	76
Samick THK Co., Ltd.	12	119
Samil Pharmaceutical Co., Ltd.	8	46
Samji Electronics Co., Ltd.	16	107
Samjin LND Co., Ltd.	32	71
Samjin Pharmaceutical Co., Ltd.	2,910	49,464
Samkee Corp.	5,780	13,193
Sammok S-Form Co., Ltd.	1,594	17,996
SAMPYO Cement Co., Ltd.	48	125
*ΩSamsung Biologics Co., Ltd.	2,930	1,709,750

52

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Samsung Electro-Mechanics Co., Ltd.	36,612	$3,936,392
Samsung Electronics Co., Ltd.	1,357,979	66,458,177
Samsung Electronics Co., Ltd., GDR	6,227	7,684,118
*Samsung Engineering Co., Ltd.	128,901	2,802,614
Samsung Fire & Marine Insurance Co., Ltd.	14,148	2,378,437
*Samsung Heavy Industries Co., Ltd.	198,404	842,001
Samsung Life Insurance Co., Ltd.	21,749	1,077,375
*Samsung Pharmaceutical Co., Ltd.	6,948	14,458
Samsung Publishing Co., Ltd.	728	11,939
Samsung SDI Co., Ltd.	12,567	6,488,193
Samsung SDS Co., Ltd.	9,660	846,621
Samsung Securities Co., Ltd.	27,727	701,254
SAMT Co., Ltd.	20,981	46,715
Samwha Capacitor Co., Ltd.	2,690	83,108
Samwha Electric Co., Ltd.	4	53
Samyang Corp.	54	1,670
Samyang Foods Co., Ltd.	4	348
Samyang Packaging Corp.	8	105
Sang-A Frontec Co., Ltd.	8	186
*Sangbo Corp.	44	51
Sangsin Energy Display Precision Co., Ltd.	2,812	48,113
Saramin Co., Ltd.	12	204
Satrec Initiative Co., Ltd.	1,564	42,594
*SBI Investment Korea Co., Ltd.	23,675	18,980
*S-Connect Co., Ltd.	48	64
*SDN Co., Ltd.	8,620	12,334
SeAH Besteel Holdings Corp.	4,853	83,941
SeAH Steel Corp.	300	31,538
SeAH Steel Holdings Corp.	859	95,758
Seegene, Inc.	16,445	298,576
*Segyung Hitech Co., Ltd.	1,413	17,230
Sejin Heavy Industries Co., Ltd.	24	119
Sejong Industrial Co., Ltd.	3,150	15,863
*Sekonix Co., Ltd.	16	71
*S-Energy Co., Ltd.	26	56
Seohan Co., Ltd.	8,910	7,203
Seojin System Co., Ltd.	4,316	51,596
Seoul Auction Co., Ltd.	3,228	33,959
Seoul Semiconductor Co., Ltd.	9,857	78,361
Seoulin Bioscience Co., Ltd.	8	71
Seowon Co., Ltd.	40	41
Seoyon Co., Ltd.	15,200	92,104
Seoyon E-Hwa Co., Ltd.	4,908	54,603
*»Sewon E&C Co., Ltd.	45,103	8,560
SEWOONMEDICAL Co., Ltd.	32	65
SFA Engineering Corp.	5,560	165,545
*SFA Semicon Co., Ltd.	5,126	20,260
SH Energy & Chemical Co., Ltd.	124	73
Shin Heung Energy & Electronics Co., Ltd.	7,540	269,567
*Shin Poong Pharmaceutical Co., Ltd.	3,960	53,406
Shindaeyang Paper Co., Ltd.	1,180	7,432
Shinhan Financial Group Co., Ltd.	182,381	4,762,564
Shinhan Financial Group Co., Ltd., Sponsored ADR	24,858	652,771
Shinil Electronics Co., Ltd.	64	100
Shinsegae Food Co., Ltd.	4	132
Shinsegae Information & Communication Co., Ltd.	2,950	32,841
Shinsegae International, Inc.	2,955	43,230
Shinsegae, Inc.	3,256	501,148

53

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Shinsung Delta Tech Co., Ltd.	4,499	$36,741
*Shinsung E&G Co., Ltd.	35,777	53,302
*Shinsung Tongsang Co., Ltd.	112	185
*Shinwha Intertek Corp.	40	88
Shinwon Corp.	13,512	14,406
*SHOWBOX Corp.	996	2,579
SIMMTECH Co., Ltd.	8,138	174,203
SIMMTECH HOLDINGS Co., Ltd.	4,864	10,539
SinSin Pharmaceutical Co., Ltd.	8	29
*SK Biopharmaceuticals Co., Ltd.	4,949	255,141
*SK Bioscience Co., Ltd.	2,665	140,179
SK Chemicals Co., Ltd.	260	13,851
SK D&D Co., Ltd.	12	203
SK Discovery Co., Ltd.	1,465	35,301
SK Gas, Ltd.	4	361
SK Hynix, Inc.	199,310	13,328,037
*ΩSK IE Technology Co., Ltd.	2,959	170,899
*SK Innovation Co., Ltd.	30,170	3,901,997
SK Networks Co., Ltd.	65,792	229,073
*SK oceanplant Co., Ltd.	4,283	62,690
SK Rent A Car Co., Ltd.	12	66
SK Securities Co., Ltd.	183,506	93,097
SK Telecom Co., Ltd.	30,278	1,079,095
SK Telecom Co., Ltd., ADR	126	2,490
SK, Inc.	15,812	1,919,792
SKC Co., Ltd.	4,662	346,236
SL Corp.	6,362	147,357
*SM Culture & Contents Co., Ltd.	8,384	18,479
SM Entertainment Co., Ltd.	2,492	199,598
*SM Life Design Group Co., Ltd.	36	56
*S-MAC Co., Ltd.	40,959	39,723
SMCore, Inc.	16	83
SNT Motiv Co., Ltd.	16	570
*SNU Precision Co., Ltd.	28	81
S-Oil Corp.	17,616	981,884
Solid, Inc.	26,324	103,455
*SOLUM Co., Ltd.	6,531	119,065
Solus Advanced Materials Co., Ltd.	2,979	89,699
Songwon Industrial Co., Ltd.	85,619	1,097,745
*Sonid, Inc.	12	48
Soosan Heavy Industries Co., Ltd.	6,810	13,000
Soulbrain Holdings Co., Ltd.	8	159
SPC Samlip Co., Ltd.	4	217
Speco Co., Ltd.	20	60
SPG Co., Ltd.	1,586	31,758
Spigen Korea Co., Ltd.	368	8,675
*Ssangyong Motor Co.	44	454
ST Pharm Co., Ltd.	2,470	145,793
STIC Investments, Inc.	4,289	20,285
*Straffic Co., Ltd.	13	40
#*Studio Dragon Corp.	3,624	178,980
*STX Heavy Industries Co., Ltd.	4,025	16,209
Sugentech, Inc.	7,707	47,046
Suheung Co., Ltd.	8	170
#Sun Kwang Co., Ltd.	875	26,968
Sung Kwang Bend Co., Ltd.	10,494	95,892
*Sungchang Enterprise Holdings, Ltd.	13,825	20,143
Sungshin Cement Co., Ltd.	6,167	44,050

54

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#Sungwoo Hitech Co., Ltd.	43,425	$275,137
Sunjin Co., Ltd.	2,243	13,826
*Sunny Electronics Corp.	10,346	16,736
SV Investment Corp.	28	46
*SY Co., Ltd.	5,753	12,723
*Synergy Innovation Co., Ltd.	40	90
*Synopex, Inc.	89,173	181,557
Systems Technology, Inc.	2,781	24,165
T&L Co., Ltd.	1,300	44,389
Tae Kyung Industrial Co., Ltd.	7,320	43,207
TAEKYUNG BK Co., Ltd.	20	108
*Taewoong Co., Ltd.	16	158
Taeyoung Engineering & Construction Co., Ltd.	4,606	13,146
*»Taihan Electric Wire Co., Ltd.	11,100	12,374
*Taihan Fiberoptics Co., Ltd.	10,199	14,677
*Taihan Textile Co., Ltd.	4	158
Tailim Packaging Co., Ltd.	28	55
TCC Steel	4,590	134,435
TechWing, Inc.	67,774	345,858
*Tego Science, Inc.	4	38
*Telcon RF Pharmaceutical, Inc.	13,516	10,715
Telechips, Inc.	4,678	58,615
*TERA SCIENCE Co., Ltd.	31,673	90,991
TES Co., Ltd.	4,860	77,889
*TK Chemical Corp.	68	131
TK Corp.	7,740	102,707
TKG Huchems Co., Ltd.	4,104	69,759
Tokai Carbon Korea Co., Ltd.	1,649	122,714
*Tongyang Life Insurance Co., Ltd.	80	236
*Top Engineering Co., Ltd.	20	76
Toptec Co., Ltd.	8,077	53,046
Tovis Co., Ltd.	4,956	39,177
Tplex Co., Ltd.	4,530	13,759
TS Corp.	8,042	20,730
*TS Nexgen Co., Ltd.	92	58
TSE Co., Ltd.	4	114
*Tuksu Construction Co., Ltd.	408	2,360
»TYM Corp.	499,972	930,163
UBCare Co., Ltd.	4,664	19,550
Ubiquoss, Inc.	8	77
Uju Electronics Co., Ltd.	1,265	11,654
Uni-Chem Co., Ltd.	76	88
Unick Corp.	5,811	24,357
*Unid Btplus Co., Ltd.	51	362
Unid Co., Ltd.	32	1,552
Union Materials Corp.	20	64
Union Semiconductor Equipment & Materials Co., Ltd.	4,504	25,778
Uniquest Corp.	4,412	32,141
*UniTest, Inc.	12,041	109,218
UTI, Inc.	563	9,381
Value Added Technology Co., Ltd.	12	345
VICTEK Co., Ltd.	5,050	19,319
*»Vidente Co., Ltd.	15,266	37,868
Vieworks Co., Ltd.	552	14,105
*Vina Tech Co., Ltd.	451	23,419
Vitzro Tech Co., Ltd.	16	88
Vitzrocell Co., Ltd.	1,770	23,448
*VIVOZON PHARMACEUTICAL CO LTD	84	55

55

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*VT GMP Co., Ltd.	1,304	$5,680
Webcash Corp.	144	1,506
Webzen, Inc.	1,056	12,001
#Wemade Co., Ltd.	1,168	48,521
Wiable Corp.	40	64
*WillBes & Co. (The)	92	41
Winix, Inc.	12	89
*Winpac, Inc.	68	74
Wins Co., Ltd.	8	75
WiSoL Co., Ltd.	5,783	27,999
WONIK IPS Co., Ltd.	7,775	176,889
Wonik Materials Co., Ltd.	3,445	67,953
*WONIK PNE Co., Ltd.	2,252	16,139
Wonik QnC Corp.	4,467	81,103
Woojin, Inc.	5,593	36,064
*Woongjin Co., Ltd.	2,640	2,939
Woongjin Thinkbig Co., Ltd.	17,313	40,036
*Wooree Bio Co., Ltd.	7,754	15,787
Woori Financial Group, Inc.	187,271	1,641,280
Woori Investment Bank Co., Ltd.	568	320
*Woori Technology, Inc.	19,544	22,415
Woorison F&G Co., Ltd.	64	87
Woory Industrial Co., Ltd.	8	102
*Woosu AMS Co., Ltd.	20	46
*Woowon Development Co., Ltd.	24	57
Worldex Industry & Trading Co., Ltd.	32,342	531,623
*Wysiwyg Studios Co., Ltd.	3,293	43,205
Y G-1 Co., Ltd.	4,353	21,238
*YAS Co., Ltd.	8	71
Y-entec Co., Ltd.	20	118
*Yest Co., Ltd.	12	90
YG Entertainment, Inc.	2,221	101,226
*YG PLUS	16,688	63,465
*YIK Corp.	7,435	21,137
YMC Co., Ltd.	16	74
YMT Co., Ltd.	12	109
Yonwoo Co., Ltd.	4	48
Youlchon Chemical Co., Ltd.	1,556	44,876
Youngone Corp.	17,224	568,171
Youngone Holdings Co., Ltd.	12	580
*YoungWoo DSP Co., Ltd.	52	50
Yuanta Securities Korea Co., Ltd.	38,921	76,336
Yuhan Corp.	12,098	520,655
*Yungjin Pharmaceutical Co., Ltd.	6,856	15,086
Yuyu Pharma, Inc.	16	72
Zeus Co., Ltd.	2,134	44,963

TOTAL KOREA, REPUBLIC OF		289,295,936

KUWAIT — (0.3%)
A’ayan Leasing & Investment Co. KSCP	218,050	98,224
Agility Public Warehousing Co. KSC	270,823	544,563
Al Ahli Bank of Kuwait KSCP	62,695	66,512
Boubyan Bank KSCP	28,468	62,632
Gulf Bank KSCP	404,483	371,013
*Humansoft Holding Co. KSC	2,010	25,589
Kuwait Finance House KSCP	812,106	1,972,276
Kuwait International Bank KSCP	109,001	65,824
Kuwait Telecommunications Co.	26,893	51,881
Mobile Telecommunications Co. KSCP	425,446	790,203

56

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KUWAIT — (Continued)
National Bank of Kuwait SAKP	627,291	$2,053,771
Warba Bank KSCP	174,345	129,756

TOTAL KUWAIT		6,232,244

MALAYSIA — (1.6%)
#7-Eleven Malaysia Holdings BHD	600	274
Able Global BHD	300	89
*Aeon Co. M BHD	73,900	21,041
AFFIN Bank BHD	435	198
*AGMO HOLDINGS BHD	45,907	6,381
Alliance Bank Malaysia BHD	195,100	145,653
Allianz Malaysia BHD	100	311
AMMB Holdings BHD	1,071,500	867,193
*Ancom Nylex BHD	167,900	39,900
#Astro Malaysia Holdings BHD	300,400	46,806
Axiata Group BHD	191,400	128,301
Bank Islam Malaysia BHD	1,140	514
Batu Kawan BHD	200	976
#*Berjaya Corp. BHD	1,411,600	94,940
Berjaya Food BHD	228,200	45,277
Bermaz Auto BHD	497,400	257,593
Beshom Holdings BHD	311	82
Boustead Holdings BHD	59,600	11,424
Boustead Plantations BHD	143,200	23,275
British American Tobacco Malaysia BHD	32,100	75,995
*Bumi Armada BHD	1,564,200	234,954
#Bursa Malaysia BHD	236,400	332,831
Cahya Mata Sarawak BHD	561,600	141,014
Carlsberg Brewery Malaysia BHD	6,300	29,858
CB Industrial Product Holding BHD	300	69
CIMB Group Holdings BHD	2,438,336	2,766,053
*Cypark Resources BHD	388,100	68,737
D&O Green Technologies BHD	429,700	394,971
#*Dagang NeXchange BHD	1,165,700	135,896
Dayang Enterprise Holdings BHD	177,500	52,528
Dialog Group BHD	1,141,700	586,143
#DiGi.Com BHD	344,300	339,630
DRB-Hicom BHD	351,600	111,144
#Dufu Technology Corp. BHD	71,800	33,481
Duopharma Biotech BHD	534	171
Eco World Development Group BHD	169,300	28,467
#*Ekovest BHD	105,800	8,895
FAR East Holdings BHD	200	170
Formosa Prosonic Industries BHD	200	120
#Fraser & Neave Holdings BHD	7,900	46,970
Frontken Corp. BHD	623,800	425,143
Gamuda BHD	818,117	761,167
#Gas Malaysia BHD	200	149
#*Genetec Technology BHD	185,600	117,755
Genting BHD	1,004,200	1,058,119
Genting Malaysia BHD	2,152,600	1,307,824
Genting Plantations BHD	400	538
Globetronics Technology BHD	97,000	23,921
*Greatech Technology BHD	101,700	108,985
Guan Chong BHD	500	297
#HAP Seng Consolidated BHD	800	886
#Hap Seng Plantations Holdings BHD	34,400	14,345
#Hartalega Holdings BHD	851,000	358,677
Heineken Malaysia BHD	26,600	167,812

57

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Hengyuan Refining Co. BHD	587,000	$434,279
Hiap Teck Venture BHD	268,200	20,744
#Hibiscus Petroleum BHD	3,448,300	788,536
#Hong Leong Bank BHD	123,600	558,077
Hong Leong Financial Group BHD	400	1,625
Hong Leong Industries BHD	100	204
Hup Seng Industries BHD	600	98
IGB BHD	404	269
IHH Healthcare BHD	273,800	351,726
IJM Corp. BHD	369,600	129,263
#Inari Amertron BHD	3,885,800	2,003,663
IOI Corp. BHD	240,000	205,537
IOI Properties Group BHD	4,300	1,118
*Iskandar Waterfront City BHD	800	66
#*JAKS Resources BHD	125,600	6,195
Jaya Tiasa Holdings BHD	98,800	15,173
#*JHM Consolidation BHD	30,600	5,420
Kim Loong Resources BHD	500	206
*KNM Group BHD	8,500	95
Kossan Rubber Industries BHD	660,100	184,985
KPJ Healthcare BHD	605,400	152,012
#Kretam Holdings BHD	900	131
Kuala Lumpur Kepong BHD	202,300	975,104
*Leong Hup International BHD	7,000	840
Lii Hen Industries BHD	300	56
#LPI Capital BHD	300	812
Magni-Tech Industries BHD	300	120
Magnum BHD	1,800	448
Mah Sing Group BHD	644,800	87,457
Malakoff Corp. BHD	5,700	869
Malayan Banking BHD	1,503,766	2,919,541
#Malayan Flour Mills BHD	18,200	2,999
#Malaysia Airports Holdings BHD	281,900	445,554
#Malaysia Building Society BHD	9,100	1,265
Malaysia Smelting Corp. BHD	13,200	5,919
Malaysian Pacific Industries BHD	6,900	43,778
Malaysian Resources Corp. BHD	713,345	48,777
Matrix Concepts Holdings BHD	68,550	21,977
#Maxis BHD	30,500	30,086
Mega First Corp. BHD	26,900	20,625
MISC BHD	104,200	170,532
MKH BHD	500	148
MNRB Holdings BHD	400	90
MPHB Capital BHD	500	112
ΩMR DIY Group M BHD	381,300	135,064
*Muhibbah Engineering M BHD	400	60
#My EG Services BHD	4,936,267	874,263
Nestle Malaysia BHD	4,500	136,700
Padini Holdings BHD	36,300	32,959
#Paramount Corp. BHD	500	87
#Perak Transit BHD	96,100	22,622
#Petron Malaysia Refining & Marketing BHD	100	99
#Petronas Chemicals Group BHD	392,800	623,478
Petronas Dagangan BHD	400	2,030
Petronas Gas BHD	33,500	126,925
#PIE Industrial BHD	200	165
*Pos Malaysia BHD	400	50
Press Metal Aluminium Holdings BHD	1,303,800	1,505,340

58

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Public Bank BHD	5,370,100	$4,683,262
QL Resources BHD	135,500	171,634
#Ranhill Utilities BHD	920	124
RHB Bank BHD	917,249	1,126,897
#Sam Engineering & Equipment M BHD	32,800	33,238
*Sapura Energy BHD	523,900	4,111
#Sarawak Oil Palms BHD	450	250
Scientex BHD	1,900	1,452
*Shangri-La Hotels Malaysia BHD	100	67
Sime Darby BHD	1,035,100	503,568
Sime Darby Plantation BHD	121,842	116,912
Sime Darby Property BHD	6,500	685
#SKP Resources BHD	131,900	38,442
SP Setia BHD Group	568,900	73,337
Sports Toto BHD	2,016	628
Sunway BHD	8,100	2,851
#Supermax Corp. BHD	398,273	77,681
Syarikat Takaful Malaysia Keluarga BHD	760	561
Ta Ann Holdings BHD	27,100	18,773
Taliworks Corp. BHD	600	112
#Telekom Malaysia BHD	534,914	594,815
#Tenaga Nasional BHD	828,200	1,652,501
#Thong Guan Industries BHD	25,800	13,188
TIME dotCom BHD	572,000	704,020
#*Top Glove Corp. BHD	4,280,300	940,409
*Tropicana Corp. BHD	400	122
#TSH Resources BHD	270,300	62,417
Uchi Technologies BHD	46,400	35,888
UEM Edgenta BHD	300	68
#UEM Sunrise BHD	42,000	2,401
UMW Holdings BHD	65,100	56,482
Unisem M BHD	86,400	57,916
United Malacca BHD	200	241
#United Plantations BHD	200	743
UOA Development BHD	400	154
#UWC BHD	42,100	30,203
#*Velesto Energy BHD	1,442,000	74,355
ViTrox Corp. BHD	400	717
#VS Industry BHD	804,200	146,939
#WCT Holdings BHD	179,110	17,668
Wellcall Holdings BHD	700	182
Westports Holdings BHD	1,500	1,187
*Widad Group BHD	1,791,400	184,743
Yinson Holdings BHD	343,800	201,941
*YNH Property BHD	500	567
YTL Corp. BHD	12,100	1,790
YTL Power International BHD	767,200	189,199

TOTAL MALAYSIA		36,345,757

MEXICO — (2.6%)
#*ALEATICA SAB de CV	400	779
#Alpek SAB de CV	124,682	131,463
*Alsea SAB de CV	500,200	1,335,974
#*America Movil SAB de CV, ADR	344,635	7,406,206
*America Movil SAB de CV, Class B	1,506,966	1,619,828
Arca Continental SAB de CV	121,473	1,152,172
*Axtel SAB de CV	25,100	1,920
ΩBanco del Bajio SA	378,397	1,240,766
Becle SAB de CV	95,927	220,687

59

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Bolsa Mexicana de Valores SAB de CV	80,571	$177,543
*Cemex SAB de CV	1,942,866	1,163,199
*Cemex SAB de CV, Sponsored ADR	363,309	2,179,854
Cia Minera Autlan SAB de CV, Class B	500	431
Coca-Cola Femsa SAB de CV, Class A	106,380	875,325
Coca-Cola Femsa SAB de CV, Sponsored ADR	4,310	363,850
Consorcio ARA SAB de CV	25,100	5,371
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	80,400	94,399
Corp Actinver SAB de CV	200	145
Corp Inmobiliaria Vesta SAB de CV	296,617	933,803
El Puerto de Liverpool SAB de CV	32,421	197,322
Fomento Economico Mexicano SAB de CV	290,269	2,814,671
Fomento Economico Mexicano SAB de CV, Sponsored ADR	8,219	797,407
GCC SAB de CV	6,900	54,671
Genomma Lab Internacional SAB de CV, Class B	355,232	294,205
Gentera SAB de CV	555,078	608,651
Gruma SAB de CV, Class B	54,033	842,980
Grupo Aeroportuario del Centro Norte SAB de CV	71,661	785,137
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	3,557	311,166
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,200	375,945
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	26,580	4,719,811
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,130	203,971
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	4,264	1,220,868
Grupo Bimbo SAB de CV, Class A	751,018	4,009,260
Grupo Carso SAB de CV, Class A1	55,322	311,250
Grupo Comercial Chedraui SA de CV	58,185	342,807
Grupo Financiero Banorte SAB de CV, Class O	903,246	7,785,171
#*Grupo Financiero Inbursa SAB de CV, Class O	301,150	730,546
Grupo Herdez SAB de CV	17,731	47,072
*Grupo Hotelero Santa Fe SAB de CV	600	136
Grupo Industrial Saltillo SAB de CV	600	1,031
Grupo Mexico SAB de CV, Class B	942,500	4,619,238
Grupo Rotoplas SAB de CV	14,907	20,701
*Grupo Simec SAB de CV, Class B	100	1,108
Grupo Televisa SAB	473,299	478,573
Grupo Televisa SAB, Sponsored ADR	10,560	53,434
#*Hoteles City Express SAB de CV	21,900	10,064
#*Industrias Penoles SAB de CV	34,942	535,181
Kimberly-Clark de Mexico SAB de CV, Class A	282,137	637,815
La Comer SAB de CV	51,467	111,784
Medica Sur SAB de CV, Class B	100	266
Megacable Holdings SAB de CV	157,747	425,258
*Minera Frisco SAB de CV	600	97
*ΩNemak SAB de CV	496,084	114,403
Operadora de Sites Mexicanos SA de CV	58,000	56,106
Orbia Advance Corp. SAB de CV	266,537	612,005
*Organizacion Cultiba SAB de CV	200	139
*Organizacion Soriana SAB de CV, Class B	600	1,035
Promotora y Operadora de Infraestructura SAB de CV	279,372	2,896,245
Promotora y Operadora de Infraestructura SAB de CV, Class L	80	554
Qualitas Controladora SAB de CV	62,600	412,440
Vitro SAB de CV, Class A	100	102
Wal-Mart de Mexico SAB de CV	1,060,668	4,262,311

TOTAL MEXICO		60,606,652

PERU — (0.1%)
*Aenza SAA	581	1,307
#Cementos Pacasmayo SAA, ADR	561	3,030
#Cia de Minas Buenaventura SAA, Sponsored ADR	27,834	196,786

60

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
PERU — (Continued)
Credicorp, Ltd.	14,289	$1,935,874
Intercorp Financial Services, Inc.	1,658	37,089

TOTAL PERU		2,174,086

PHILIPPINES — (0.7%)
*8990 Holdings, Inc.	2,200	364
Aboitiz Equity Ventures, Inc.	20,400	20,166
Aboitiz Power Corp.	2,600	1,784
*AC Energy Corp.	714,150	77,494
Alliance Global Group, Inc.	16,500	4,111
Apex Mining Co., Inc.	439,000	23,700
Asia United Bank Corp.	200	151
*Atlas Consolidated Mining & Development Corp.	20,700	1,644
Ayala Corp.	41,510	478,918
Ayala Land, Inc.	1,610,700	775,032
*AyalaLand Logistics Holdings Corp.	2,000	103
Bank of the Philippine Islands	177,213	344,282
BDO Unibank, Inc.	1,802,100	4,685,427
Belle Corp.	5,000	107
*Bloomberry Resorts Corp.	131,000	24,835
*Cebu Air, Inc.	24,890	17,706
Cebu Landmasters, Inc.	49,952	2,110
*ΩCEMEX Holdings Philippines, Inc.	5,000	91
Century Pacific Food, Inc.	213,800	99,787
China Banking Corp.	21,900	13,345
COL Financial Group, Inc.	2,000	110
*Converge Information and Communications Technology Solutions, Inc.	942,600	200,825
D&L Industries, Inc.	293,700	44,491
DMCI Holdings, Inc.	773,200	136,952
DoubleDragon Corp.	67,100	9,510
East West Banking Corp.	4,900	659
Emperador, Inc.	5,300	2,000
Filinvest Development Corp.	800	79
Filinvest Land, Inc.	501,000	7,146
First Gen Corp.	1,200	343
First Philippine Holdings Corp.	1,010	1,139
*Global Ferronickel Holdings, Inc.	3,000	133
Globe Telecom, Inc.	18,246	560,047
GT Capital Holdings, Inc.	40,180	346,773
*Holcim Philippines, Inc.	8,600	598
*Integrated Micro-Electronics, Inc.	10,100	957
International Container Terminal Services, Inc.	410,240	1,607,332
JG Summit Holdings, Inc.	20,210	18,500
Jollibee Foods Corp.	191,220	776,826
LT Group, Inc.	4,300	789
MacroAsia Corp.	600	51
Manila Electric Co.	21,780	133,311
Max’s Group, Inc.	500	41
Megaworld Corp.	1,435,000	51,819
Metro Pacific Investments Corp.	1,578,000	126,217
Metropolitan Bank & Trust Co.	559,910	592,412
Nickel Asia Corp.	504,300	60,277
Petron Corp.	5,000	307
Philex Mining Corp.	149,000	8,367
*Philippine National Bank	500	168
Philippine Savings Bank	80	81
*Philippine Seven Corp.	720	1,060
Philippine Stock Exchange, Inc. (The)	40	122
*Phoenix Petroleum Philippines, Inc.	300	43

61

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
PLDT, Inc.	30,375	$660,314
#PLDT, Inc., Sponsored ADR	2,070	44,733
*»PNB Holdings Corp.	78	107
Premium Leisure Corp.	10,000	87
Puregold Price Club, Inc.	7,000	4,120
*PXP Energy Corp.	500	56
Rizal Commercial Banking Corp.	1,000	424
*Robinsons Land Corp.	517,400	134,710
Robinsons Retail Holdings, Inc.	52,350	51,419
San Miguel Corp.	173,420	332,531
San Miguel Food and Beverage, Inc.	1,320	1,123
Security Bank Corp.	109,440	182,285
Semirara Mining & Power Corp.	1,202,700	586,312
Shakey’s Pizza Asia Ventures, Inc.	600	93
Shell Pilipinas Corp.	500	154
SM Investments Corp.	57,055	921,987
SM Prime Holdings, Inc.	2,357,000	1,444,798
*Top Frontier Investment Holdings, Inc.	80	145
Union Bank of the Philippines	1,545	2,313
Universal Robina Corp.	189,530	503,041
Vista Land & Lifescapes, Inc.	115,200	3,661
Vistamalls, Inc.	2,000	101
Wilcon Depot, Inc.	134,800	70,461

TOTAL PHILIPPINES		16,205,617

POLAND — (0.8%)
*11 bit studios SA	141	21,271
AB SA	48	585
*Agora SA	40	71
*Alior Bank SA	87,581	916,018
*ΩAllegro.eu SA	25,029	197,331
Alumetal SA	907	17,027
Amica SA	4	72
*AmRest Holdings SE	5,469	24,725
Apator SA	66	247
Asseco Poland SA	6,497	132,148
Asseco South Eastern Europe SA	1,016	12,732
Auto Partner SA	3,128	13,976
Bank Handlowy w Warszawie SA	83	1,798
*Bank Millennium SA	71,070	84,438
*Bank Ochrony Srodowiska SA	92	219
Bank Polska Kasa Opieki SA	90,140	2,084,983
*Benefit Systems SA	69	19,539
Budimex SA	86	7,585
#Bumech SA	20,387	168,029
*CCC SA	10,255	110,619
CD Projekt SA	20,143	549,994
Celon Pharma SA	6	20
Cognor Holding SA	24,829	62,349
ComArch SA	4	149
Cyfrowy Polsat SA	36,890	155,046
Develia SA	904	787
*ΩDino Polska SA	13,553	1,382,899
Dom Development SA	979	32,087
Echo Investment SA	274	259
*Enea SA	14,739	23,905
*Eurocash SA	11,034	50,443
Fabryki Mebli Forte SA	42	273
Globe Trade Centre SA	320	447

62

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
*Grenevia SA	724	$579
*Grupa Azoty SA	6,304	48,828
Grupa Kety SA	522	71,328
*ING Bank Slaski SA	184	7,024
Inter Cars SA	38	4,725
*Jastrzebska Spolka Weglowa SA	83,612	864,431
*Kernel Holding SA	686	2,996
KGHM Polska Miedz SA	40,562	1,167,153
LiveChat Software SA	2,102	70,312
LPP SA	226	653,573
Lubelski Wegiel Bogdanka SA	2,998	28,047
*mBank SA	6,561	549,451
Mirbud SA	158	315
Neuca SA	136	22,123
NEWAG SA	56	248
Orange Polska SA	248,194	433,525
*PGE Polska Grupa Energetyczna SA	157,991	261,878
*PKP Cargo SA	64	244
Polski Holding Nieruchomosci SA	20	56
Polski Koncern Naftowy ORLEN SA	211,106	3,226,496
Powszechna Kasa Oszczednosci Bank Polski SA	226,812	1,752,949
Powszechny Zaklad Ubezpieczen SA	182,121	1,680,982
Santander Bank Polska SA	2,914	237,502
*Tauron Polska Energia SA	199,139	99,293
TEN Square Games SA	165	3,259
Tim SA	84	995
VRG SA	394	325
Warsaw Stock Exchange	2,512	21,890
Wirtualna Polska Holding SA	663	18,534
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	12	79

TOTAL POLAND		17,301,211

QATAR — (0.8%)
Aamal Co.	109,320	24,627
Al Meera Consumer Goods Co. QSC	4,232	16,894
*Baladna	236,443	89,511
Barwa Real Estate Co.	255,904	175,758
Commercial Bank PSQC (The)	685,743	1,104,348
Doha Bank QPSC	57,311	24,389
Gulf International Services QSC	274,865	158,349
Gulf Warehousing Co.	18,206	18,051
Industries Qatar QSC	331,107	1,160,694
*Lesha Bank LLC	34,945	9,524
Masraf Al Rayan QSC	2,573,078	1,802,568
*Mazaya Real Estate Development QPSC	132,251	20,346
Medicare Group	12,037	19,841
Mesaieed Petrochemical Holding Co.	158,771	86,364
Ooredoo QPSC	168,428	457,625
Qatar Aluminum Manufacturing Co.	991,118	419,319
Qatar Electricity & Water Co. QSC	21,847	100,652
Qatar Fuel QSC	126,574	575,147
Qatar Gas Transport Co., Ltd.	2,300,254	2,502,474
Qatar Industrial Manufacturing Co. QSC	12,733	10,137
*Qatar Insurance Co. SAQ	2,484	1,185
Qatar International Islamic Bank QSC	140,627	382,088
Qatar Islamic Bank SAQ	690,532	3,395,748
Qatar Islamic Insurance Group	108	252
Qatar National Bank QPSC	1,459,827	6,160,149
Qatar National Cement Co. QSC	252	275

63

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
*Salam International Investment, Ltd. QSC	99,438	$14,752
United Development Co. QSC	149,828	46,019
Vodafone Qatar QSC	19,438	9,142
*Widam Food Co.	124	48

TOTAL QATAR		18,786,276

RUSSIAN FEDERATION — (0.0%)
*<»Etalon Group PLC, Registered, GDR	6,752	—
*<»Gazprom PJSC, ADR	188,950	—
*<»Globaltrans Investment PLC, GDR	5,454	—
*<»Lenta International Co. PJSC, GDR	130	—
*<»LUKOIL PJSC, ADR	18,513	—
*<»Magnitogorsk Iron & Steel Works PJSC, GDR	3,750	—
*<»MMC Norilsk Nickel PJSC, ADR	310	—
*<»Mobile TeleSystems PJSC, Sponsored ADR	21,973	—
*<»Novatek PJSC, GDR	730	—
*<»Novolipetsk Steel PJSC, GDR	1,443	—
*<»PhosAgro PJSC, GDR	4,395	—
*<»Polyus PJSC, Class G, GDR	2,616	—
*<»Ros Agro PLC, Registered, GDR	3,349	—
*<»Rosneft Oil Co. PJSC, GDR	41,368	—
*<»Rostelecom PJSC, ADR	1,736	—
*<»RusHydro PJSC, ADR	17,105	—
*<»Sberbank of Russia PJSC, ADR	98,183	—
*<»Severstal PAO, GDR	7,488	—
*<»Tatneft PJSC, ADR	12,527	—
*<»VTB Bank PJSC, GDR	59,710	—
*<»X5 Retail Group NV, GDR	3,733	—

TOTAL RUSSIAN FEDERATION		—

SAUDI ARABIA — (4.0%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	4,172	29,254
Abdullah Al Othaim Markets Co.	1,455	55,474
ACWA Power Co.	9,249	386,166
Advanced Petrochemical Co.	50,085	635,627
Al Babtain Power & Telecommunication Co.	36	253
Al Hammadi Holding	3,066	45,614
*Al Hassan Ghazi Ibrahim Shaker Co.	6,089	34,092
Al Jouf Agricultural Development Co.	3,615	51,083
*Al Jouf Cement Co.	2,360	8,029
*Al Khaleej Training and Education Co.	3,447	16,910
Al Moammar Information Systems Co.	3,139	102,103
Al Rajhi Bank	520,513	10,658,117
*Al Rajhi Co. for Co-operative Insurance	1,638	45,244
Al Yamamah Steel Industries Co.	5,979	39,056
*AlAbdullatif Industrial Investment Co.	2,345	12,129
Alandalus Property Co.	5,553	27,242
Alaseel Co.	2,074	22,533
*Aldrees Petroleum and Transport Services Co.	51,124	1,365,778
*Al-Etihad Cooperative Insurance Co.	31	150
*Alinma Bank	405,875	3,424,946
AlKhorayef Water & Power Technologies Co.	828	31,260
*Allianz Saudi Fransi Cooperative Insurance Co.	1,501	6,323
Almarai Co. JSC	9,721	152,656
*Almunajem Foods Co.	5,163	86,034
Arab National Bank	303,154	2,206,549
*Arab Sea Information Systems Co.	438	9,541
Arabian Cement Co.	25,030	236,239
Arabian Centres Co., Ltd.	136	787

64

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Arabian Internet & Communications Services Co.	4,595	$341,804
Arriyadh Development Co.	57,155	307,817
*Astra Industrial Group	72	1,288
Ataa Educational Co.	5,987	108,225
*Bank AlBilad	163,743	1,805,203
Bank Al-Jazira	321,582	1,665,055
Banque Saudi Fransi	115,974	1,193,536
*Basic Chemical Industries, Ltd.	1,815	17,421
*Batic Investments and Logistic Co.	2,349	14,880
Bawan Co.	11,834	91,657
Bupa Arabia for Cooperative Insurance Co.	5,980	281,247
City Cement Co.	160,999	936,625
*Co. for Cooperative Insurance (The)	23,042	632,769
Dallah Healthcare Co.	14,136	640,712
*Dar Al Arkan Real Estate Development Co.	305,863	1,311,296
Dr Sulaiman Al Habib Medical Services Group Co., Class H	27,957	2,139,243
*Dur Hospitality Co.	6,959	51,487
Eastern Province Cement Co.	504	5,711
*Electrical Industries Co.	5,456	56,295
*Emaar Economic City	37,440	96,627
Etihad Etisalat Co.	249,440	3,059,226
*Fawaz Abdulaziz Al Hokair & Co.	14,305	61,405
Gulf Insurance Group	1,584	11,593
Hail Cement Co.	7,459	24,262
*Halwani Brothers Co.	902	13,924
*Herfy Food Services Co.	2,379	22,485
Jarir Marketing Co.	39,233	1,707,102
L’Azurde Co for Jewelry	4,431	17,555
Leejam Sports Co. JSC	9,994	316,018
Maharah Human Resources Co.	38,441	641,589
*Malath Cooperative Insurance Co.	1,563	6,142
*Methanol Chemicals Co.	18,957	126,356
*Middle East Healthcare Co.	13,822	141,879
Middle East Paper Co.	29,280	252,932
*Mobile Telecommunications Co.	440,884	1,758,505
Mouwasat Medical Services Co.	7,370	484,954
Najran Cement Co.	28,506	108,987
*Nama Chemicals Co.	2,552	24,189
*National Agriculture Development Co. (The)	28,301	221,084
National Co. for Glass Industries (The)	3,728	34,192
National Co. for Learning & Education	1,485	43,869
National Gas & Industrialization Co.	4,478	73,306
National Gypsum	2,046	13,528
*National Industrialization Co.	219,537	798,380
National Medical Care Co.	8,619	218,078
Northern Region Cement Co.	11,429	36,444
Qassim Cement Co. (The)	64	1,174
*Rabigh Refining & Petrochemical Co.	124,152	369,408
Riyad Bank	531,161	4,248,495
SABIC Agri-Nutrients Co.	89,733	3,196,291
Sahara International Petrochemical Co.	150,135	1,549,104
Saudi Airlines Catering Co.	13,088	331,152
*Saudi Arabian Mining Co.	242,385	4,484,901
ΩSaudi Arabian Oil Co.	661,069	6,345,078
Saudi Automotive Services Co.	1,130	11,705
Saudi Basic Industries Corp.	251,029	6,177,507
Saudi British Bank (The)	410,418	3,955,691
Saudi Cement Co.	120	1,798

65

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Saudi Ceramic Co.	45,420	$387,512
Saudi Chemical Co. Holding	11,490	92,362
*Saudi Co. For Hardware CJSC	2,634	22,262
Saudi Electricity Co.	123,748	798,438
Saudi Industrial Investment Group	171,150	1,161,321
Saudi Industrial Services Co.	48,662	354,193
Saudi Investment Bank (The)	3,174	13,861
*Saudi Kayan Petrochemical Co.	207,308	699,741
*Saudi Marketing Co.	3,838	27,628
Saudi National Bank (The)	522,622	6,813,719
*Saudi Paper Manufacturing Co.	2,367	19,248
*Saudi Printing & Packaging Co.	3,728	18,150
*Saudi Public Transport Co.	17,865	87,165
*Saudi Real Estate Co.	218	803
*Saudi Reinsurance Co.	10,252	44,663
*Saudi Research & Media Group	479	26,921
Saudi Telecom Co.	468,593	5,622,067
Saudia Dairy & Foodstuff Co.	24	1,781
Savola Group (The)	134,383	1,141,147
*Seera Group Holding	50,583	333,920
*Sinad Holding Co.	22,775	74,445
Southern Province Cement Co.	7,721	108,074
*Tabuk Agriculture	1,341	6,800
*Tabuk Cement Co.	3,443	14,284
*Takween Advanced Industries Co.	6,259	16,537
*Tanmiah Food Co.	1,700	65,359
Theeb Rent A Car Co.	7,790	158,886
Umm Al-Qura Cement Co.	3,230	15,053
United Electronics Co.	11,563	236,149
United International Transportation Co.	180,105	2,852,331
United Wire Factories Co.	3,869	28,264
*Walaa Cooperative Insurance Co.	2,627	10,170
Yamama Cement Co.	172	1,513
Yanbu Cement Co.	120	1,142
Yanbu National Petrochemical Co.	60,761	724,136
Zahrat Al Waha For Trading Co.	1,401	13,727
*Zamil Industrial Investment Co.	5,335	25,888

TOTAL SAUDI ARABIA		94,298,035

SOUTH AFRICA — (3.1%)
Absa Group, Ltd.	329,186	3,198,283
Adcock Ingram Holdings, Ltd.	6,616	18,129
Advtech, Ltd.	43,256	43,365
AECI, Ltd.	36,225	171,003
African Rainbow Minerals, Ltd.	33,918	426,114
Afrimat, Ltd.	168	490
Alexander Forbes Group Holdings, Ltd.	2,406	647
Altron, Ltd., Class A	77	37
Anglo American Platinum, Ltd.	13,444	796,497
AngloGold Ashanti, Ltd.	24,291	650,209
#AngloGold Ashanti, Ltd., Sponsored ADR	115,426	3,068,023
Aspen Pharmacare Holdings, Ltd.	135,458	1,354,302
Astral Foods, Ltd.	24,877	228,609
*Aveng, Ltd.	837	486
AVI, Ltd.	169,442	631,663
Balwin Properties, Ltd.	516	84
Barloworld, Ltd.	183,056	906,983
Bid Corp., Ltd.	136,772	3,114,142
Bidvest Group, Ltd. (The)	103,778	1,422,114

66

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
*Blue Label Telecoms, Ltd.	2,673	$660
Capitec Bank Holdings, Ltd.	19,073	1,661,629
Cashbuild, Ltd.	1,473	14,260
City Lodge Hotels, Ltd.	1,121	245
Clicks Group, Ltd.	115,810	1,693,342
Coronation Fund Managers, Ltd.	121,959	200,044
Curro Holdings, Ltd.	250	111
DataTec, Ltd.	14,710	29,237
ΩDis-Chem Pharmacies, Ltd.	1,833	2,669
*Discovery, Ltd.	148,450	1,167,302
DRDGOLD, Ltd.	40,613	43,492
DRDGOLD, Ltd., ADR	700	7,490
Exxaro Resources, Ltd.	79,244	831,371
Famous Brands, Ltd.	143	511
FirstRand, Ltd.	1,491,011	5,248,457
Foschini Group, Ltd. (The)	135,157	699,819
Gold Fields, Ltd.	45,044	699,788
Gold Fields, Ltd., Sponsored ADR	320,409	4,985,564
Grindrod, Ltd.	141,436	75,964
Harmony Gold Mining Co., Ltd.	170,980	800,206
Harmony Gold Mining Co., Ltd., Sponsored ADR	125,723	579,583
Hudaco Industries, Ltd.	1,566	13,190
Impala Platinum Holdings, Ltd.	330,922	3,216,959
Investec, Ltd.	37,755	207,734
Invicta Holdings, Ltd.	101	158
Italtile, Ltd.	27,059	18,277
JSE, Ltd.	18,899	99,417
KAP Industrial Holdings, Ltd.	394,610	65,611
Kumba Iron Ore, Ltd.	9,507	230,721
Lewis Group, Ltd.	132	274
Libstar Holdings, Ltd.	638	170
Life Healthcare Group Holdings, Ltd.	330,518	374,920
Merafe Resources, Ltd.	5,497	358
*Metair Investments, Ltd.	15,457	20,754
MiX Telematics, Ltd.	752	247
Momentum Metropolitan Holdings	484,063	489,788
Motus Holdings, Ltd.	96,557	501,698
Mpact, Ltd.	860	1,317
Mr Price Group, Ltd.	125,450	1,032,074
MTN Group, Ltd.	629,573	4,418,503
MultiChoice Group	85,109	532,939
*Murray & Roberts Holdings, Ltd.	24,037	1,735
*Nampak, Ltd.	78,629	3,871
Nedbank Group, Ltd.	197,399	2,278,584
NEPI Rockcastle NV	122,353	739,722
Netcare, Ltd.	542,717	473,444
Ninety One, Ltd.	485	1,097
*Northam Platinum Holdings, Ltd.	18,261	178,817
Oceana Group, Ltd.	4,225	15,482
Old Mutual, Ltd.	1,963,795	1,248,064
Omnia Holdings, Ltd.	99,860	314,374
ΩPepkor Holdings, Ltd.	576,250	534,214
Pick n Pay Stores, Ltd.	50,372	119,623
*PPC, Ltd.	147,230	22,869
PSG Konsult, Ltd.	37,316	26,736
Raubex Group, Ltd.	22,711	32,768
RCL Foods, Ltd.	504	314
Reunert, Ltd.	47,064	151,691

67

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
RFG Holdings, Ltd.	432	$220
Royal Bafokeng Platinum, Ltd.	29,442	231,156
Sanlam, Ltd.	587,081	1,811,936
Santam, Ltd.	3,608	56,029
Sappi, Ltd.	579,235	1,316,951
Sasol, Ltd.	202,859	2,631,412
Shoprite Holdings, Ltd.	162,595	1,982,665
Sibanye Stillwater, Ltd.	562,165	1,241,244
#Sibanye Stillwater, Ltd., ADR	152,696	1,366,629
*Southern Sun, Ltd.	3,735	913
#SPAR Group, Ltd. (The)	125,657	964,914
Spur Corp., Ltd.	194	252
Stadio Holdings, Ltd.	60	15
Standard Bank Group, Ltd.	441,938	4,140,264
Sun International, Ltd.	27,158	60,900
Super Group, Ltd.	41,893	73,298
*Telkom SA SOC, Ltd.	186,667	338,750
Thungela Resources, Ltd.	15,362	143,876
Tiger Brands, Ltd.	51,945	563,067
Truworths International, Ltd.	417,049	1,240,398
Tsogo Sun Gaming, Ltd.	39,750	26,524
Vodacom Group, Ltd.	81,134	555,707
*Wilson Bayly Holmes-Ovcon, Ltd.	3,871	22,933
Woolworths Holdings, Ltd.	311,154	1,107,025
*Zeda, Ltd.	183,056	121,745

TOTAL SOUTH AFRICA		72,140,261

TAIWAN — (16.6%)
ABC Taiwan Electronics Corp.	24,000	22,366
*Ability Opto-Electronics Technology Co., Ltd.	21,000	62,503
#*AcBel Polytech, Inc.	489,000	672,837
Accton Technology Corp.	180,000	1,750,671
Acer, Inc.	1,053,000	1,036,131
*Acon Holding, Inc.	138,000	52,071
Acter Group Corp., Ltd.	49,000	215,971
ADATA Technology Co., Ltd.	65,000	158,575
Addcn Technology Co., Ltd.	2,366	15,623
Advanced Ceramic X Corp.	3,000	20,298
Advanced Energy Solution Holding Co., Ltd.	1,000	22,282
Advanced International Multitech Co., Ltd.	53,000	155,849
Advanced Power Electronics Corp.	9,000	30,446
Advanced Wireless Semiconductor Co.	44,000	118,507
Advancetek Enterprise Co., Ltd.	29,000	30,516
Advantech Co., Ltd.	138,000	1,665,382
Aerospace Industrial Development Corp.	114,000	215,077
*Aic, Inc.	7,000	40,644
Airtac International Group	12,046	434,937
Alchip Technologies, Ltd.	2,000	77,092
*ALI Corp.	55,000	35,155
All Ring Tech Co., Ltd.	25,000	49,850
#Allied Circuit Co., Ltd.	7,000	35,521
Allied Supreme Corp.	9,000	82,410
Allis Electric Co., Ltd.	54,302	85,845
Alltek Technology Corp.	88,200	119,350
Alltop Technology Co., Ltd.	9,000	39,229
Amazing Microelectronic Corp.	22,887	78,914
Ampire Co., Ltd.	68,000	84,827
Anji Technology Co., Ltd.	12,000	21,195
Anpec Electronics Corp.	12,000	66,162

68

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Apacer Technology, Inc.	35,000	$58,632
Apex International Co., Ltd.	237,000	424,777
Arcadyan Technology Corp.	28,000	91,535
Ardentec Corp.	175,000	307,392
Argosy Research, Inc.	26,000	86,688
ASE Technology Holding Co., Ltd.	1,380,000	4,533,789
Asia Cement Corp.	1,385,000	1,980,020
Asia Optical Co., Inc.	34,000	70,892
*Asia Pacific Telecom Co., Ltd.	4,000	873
Asia Polymer Corp.	24,000	21,508
Asia Tech Image, Inc.	13,000	28,755
Asia Vital Components Co., Ltd.	122,623	628,222
#ASIX Electronics Corp.	34,000	139,351
Asolid Technology Co., Ltd.	11,000	35,244
ASPEED Technology, Inc.	7,000	595,430
ASROCK, Inc.	9,000	39,668
Asustek Computer, Inc.	143,000	1,314,060
Aten International Co., Ltd.	4,000	11,164
AU Optronics Corp.	4,636,200	2,563,728
AURAS Technology Co., Ltd.	36,000	290,412
Avalue Technology, Inc.	20,000	72,213
Axiomtek Co., Ltd.	22,000	53,815
Bafang Yunji International Co., Ltd.	4,000	23,420
Bank of Kaohsiung Co., Ltd.	3,325	1,330
Basso Industry Corp.	10,000	13,662
#BenQ Materials Corp.	558,000	689,729
BES Engineering Corp.	987,000	335,501
Bioteque Corp.	6,000	22,249
Brighten Optix Corp.	3,000	23,518
Brighton-Best International Taiwan, Inc.	28,000	32,333
*Brillian Network & Automation Integrated System Co., Ltd	7,000	30,853
Browave Corp.	24,000	42,625
C Sun Manufacturing, Ltd.	13,390	20,776
*Cameo Communications, Inc.	48,000	21,313
Capital Securities Corp.	302,000	134,582
*Career Technology MFG. Co., Ltd.	211,000	159,232
*Carnival Industrial Corp.	26,000	12,179
Castles Technology Co., Ltd.	21,000	55,945
Caswell, Inc.	12,000	38,644
Cathay Financial Holding Co., Ltd.	2,961,895	4,089,857
Cathay Real Estate Development Co., Ltd.	1,000	550
CCP Contact Probes Co., Ltd.	2,000	2,823
Central Reinsurance Co., Ltd.	160,000	94,722
Chain Chon Industrial Co., Ltd.	59,000	30,899
Chang Hwa Commercial Bank, Ltd.	549,731	318,296
Chang Wah Electromaterials, Inc.	43,000	46,577
Chang Wah Technology Co., Ltd.	10,000	13,727
Channel Well Technology Co., Ltd.	77,000	136,254
Chant Sincere Co., Ltd.	21,000	50,686
CHC Healthcare Group	66,000	146,846
Chen Full International Co., Ltd.	22,000	32,418
Chenbro Micom Co., Ltd.	24,000	64,952
Cheng Loong Corp.	1,000	1,018
Cheng Mei Materials Technology Corp.	556,619	216,365
Cheng Shin Rubber Industry Co., Ltd.	628,000	772,169
Cheng Uei Precision Industry Co., Ltd.	39,000	53,154
*Chenming Electronic Technology Corp.	18,000	13,145
Chicony Electronics Co., Ltd.	96,000	302,903

69

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
China Airlines, Ltd.	3,272,000	$2,022,217
China Bills Finance Corp.	2,000	982
China Chemical & Pharmaceutical Co., Ltd.	80,000	71,172
China Development Financial Holding Corp.	6,153,832	2,622,272
China General Plastics Corp.	127,100	103,565
China Metal Products	38,000	42,521
China Steel Chemical Corp.	1,000	3,741
China Steel Corp.	5,576,000	5,278,087
Chin-Poon Industrial Co., Ltd.	171,000	178,829
Chipbond Technology Corp.	859,000	1,841,363
ChipMOS Technologies, Inc.	196,000	235,895
ChipMOS Technologies, Inc., ADR	1,700	40,698
Chlitina Holding, Ltd.	4,000	28,495
#Chroma ATE, Inc.	187,000	1,155,729
*Chun Yuan Steel Industry Co., Ltd.	44,000	23,258
Chung Hung Steel Corp.	1,783,000	1,420,948
Chung Hwa Pulp Corp.	2,000	1,594
#Chung-Hsin Electric & Machinery Manufacturing Corp.	451,000	1,489,030
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	19,000	59,084
Chunghwa Precision Test Tech Co., Ltd.	5,000	78,474
Chunghwa Telecom Co., Ltd.	250,000	1,032,772
Chunghwa Telecom Co., Ltd., Sponsored ADR	50,800	2,093,976
Collins Co., Ltd.	27,000	15,106
Compal Electronics, Inc.	1,546,000	1,204,414
Compeq Manufacturing Co., Ltd.	548,000	768,278
Compucase Enterprise	16,000	26,335
Concord Securities Co., Ltd.	32,000	11,450
Continental Holdings Corp.	161,000	163,396
Coremax Corp.	32,000	97,116
Coretronic Corp.	220,000	535,285
Co-Tech Development Corp.	147,000	262,035
CTBC Financial Holding Co., Ltd.	8,482,000	6,235,446
CTCI Corp.	162,000	223,957
Cyberlink Corp.	12,000	37,863
CyberPower Systems, Inc.	23,000	92,022
#CyberTAN Technology, Inc.	118,000	87,514
DA CIN Construction Co., Ltd.	32,000	32,112
Da-Li Development Co., Ltd.	51,020	52,443
Darfon Electronics Corp.	63,000	89,963
*Darwin Precisions Corp.	2,000	667
Daxin Materials Corp.	2,000	5,829
De Licacy Industrial Co., Ltd.	2,000	995
Delta Electronics, Inc.	537,000	5,240,302
Depo Auto Parts Ind Co., Ltd	41,000	130,298
Dimerco Express Corp.	36,320	102,193
D-Link Corp.	275,080	157,930
DONPON PRECISION, INC.	23,000	20,574
Dyaco International, Inc.	1,000	1,382
*Dynamic Holding Co., Ltd.	481,000	381,765
Dynapack International Technology Corp.	53,000	131,369
#E Ink Holdings, Inc.	455,000	2,819,468
E&R Engineering Corp.	9,000	14,930
E.Sun Financial Holding Co., Ltd.	5,899,995	4,788,319
*Eastern Media International Corp.	217,710	134,907
Eclat Textile Co., Ltd.	28,000	444,011
ECOVE Environment Corp.	3,000	29,031
#*Edimax Technology Co., Ltd.	122,000	63,892
Edison Opto Corp.	20,000	14,996

70

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Edom Technology Co., Ltd.	47,000	$42,272
eGalax_eMPIA Technology, Inc.	10,400	22,091
Elan Microelectronics Corp.	175,000	536,798
#*E-Lead Electronic Co., Ltd.	9,227	21,820
E-LIFE MALL Corp.	1,000	2,716
Elite Advanced Laser Corp.	12,000	14,404
Elite Material Co., Ltd.	102,000	542,474
Elite Semiconductor Microelectronics Technology, Inc.	107,000	281,922
Elitegroup Computer Systems Co., Ltd.	134,000	108,098
eMemory Technology, Inc.	24,000	1,424,738
Emerging Display Technologies Corp.	42,000	40,712
Ennoconn Corp.	14,000	114,077
ENNOSTAR, Inc.	614,000	996,620
EnTie Commercial Bank Co., Ltd.	2,000	979
Episil Technologies, Inc.	41,000	103,892
Episil-Precision, Inc.	20,000	40,986
Eris Technology Corp.	3,000	29,324
Eson Precision Ind Co., Ltd.	42,000	89,349
Eternal Materials Co., Ltd.	1,337,950	1,407,910
Eva Airways Corp.	2,192,000	1,914,457
Evergreen International Storage & Transport Corp.	621,000	546,411
Evergreen Marine Corp. Taiwan, Ltd.	362,800	1,905,902
Everlight Chemical Industrial Corp.	913,000	650,393
Excellence Opto, Inc.	16,000	17,461
Excelliance Mos Corp.	4,000	16,589
Excelsior Medical Co., Ltd.	21,000	59,634
Far Eastern Department Stores, Ltd.	1,000	729
Far Eastern International Bank	1,011,603	368,544
Far Eastern New Century Corp.	1,711,000	1,775,422
Far EasTone Telecommunications Co., Ltd.	570,000	1,462,894
Faraday Technology Corp.	24,000	128,031
Farglory F T Z Investment Holding Co., Ltd.	42,000	98,775
Farglory Land Development Co., Ltd.	8,000	15,978
*Federal Corp.	24,000	16,004
Feedback Technology Corp.	10,000	34,805
Feng Hsin Steel Co., Ltd.	1,000	2,212
Feng TAY Enterprise Co., Ltd.	417,000	2,583,996
First Financial Holding Co., Ltd.	3,569,613	3,146,670
First Hi-Tec Enterprise Co., Ltd.	32,000	68,179
*First Steamship Co., Ltd.	1,691,000	505,499
FIT Holding Co., Ltd.	81,000	100,781
Fitipower Integrated Technology, Inc.	28,000	143,905
Fittech Co., Ltd.	29,000	81,786
FLEXium Interconnect, Inc.	166,000	510,271
Flytech Technology Co., Ltd.	27,000	62,093
Forcecon Tech Co., Ltd.	26,000	58,017
Formosa Advanced Technologies Co., Ltd.	6,000	8,470
Formosa Chemicals & Fibre Corp.	997,000	2,234,473
Formosa International Hotels Corp.	8,000	71,692
Formosa Laboratories, Inc.	59,000	159,675
Formosa Petrochemical Corp.	531,000	1,499,254
Formosa Plastics Corp.	526,000	1,606,616
Formosan Union Chemical	415,000	359,079
Foxsemicon Integrated Technology, Inc.	13,000	79,076
#Franbo Lines Corp.	27,877	17,138
#Froch Enterprise Co., Ltd.	217,000	156,349
Fu Chun Shin Machinery Manufacture Co., Ltd.	88,000	48,949
Fubon Financial Holding Co., Ltd.	2,733,548	5,246,136

71

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Fulgent Sun International Holding Co., Ltd.	51,000	$204,050
Fusheng Precision Co., Ltd.	24,000	168,627
Fwusow Industry Co., Ltd.	29,000	20,045
G Shank Enterprise Co., Ltd.	60,000	103,050
Gamania Digital Entertainment Co., Ltd.	67,000	160,839
GEM Services, Inc.	2,000	4,743
Gemtek Technology Corp.	1,416,000	1,427,860
General Interface Solution Holding, Ltd.	111,000	287,046
Generalplus Technology, Inc.	13,000	23,554
GeneReach Biotechnology Corp.	5,500	10,377
Genesys Logic, Inc.	9,000	31,617
Genius Electronic Optical Co., Ltd.	8,000	96,414
Getac Holdings Corp.	133,000	254,384
Giant Manufacturing Co., Ltd.	47,341	282,575
*Giantplus Technology Co., Ltd.	120,000	53,281
Gigabyte Technology Co., Ltd.	227,000	967,293
*Gigasolar Materials Corp.	11,790	40,268
#*Gigastorage Corp.	205,000	127,031
Global Brands Manufacture, Ltd.	145,000	159,421
Global Lighting Technologies, Inc.	5,000	8,994
Global Mixed Mode Technology, Inc.	36,000	211,954
Global PMX Co., Ltd.	9,000	40,986
#Global Unichip Corp.	32,000	1,036,741
Globalwafers Co., Ltd.	87,000	1,361,210
*Gloria Material Technology Corp.	423,000	809,056
Gold Circuit Electronics, Ltd.	139,200	446,454
Goldsun Building Materials Co., Ltd.	175,000	159,389
#Gordon Auto Body Parts	26,000	20,044
Gourmet Master Co., Ltd.	30,000	151,744
Grand Plastic Technology Corp.	4,000	43,458
Grape King Bio, Ltd.	16,000	95,243
Great Tree Pharmacy Co., Ltd.	9,521	125,119
*Great Wall Enterprise Co., Ltd.	1,081	1,804
Greatek Electronics, Inc.	1,000	1,753
GTM Holdings Corp.	10,000	9,303
Gudeng Precision Industrial Co., Ltd.	7,000	79,467
HannsTouch Solution, Inc.	84,000	27,460
Heran Co., Ltd.	5,000	17,728
Hey Song Corp.	28,000	33,107
Highwealth Construction Corp.	225,005	307,765
Hitron Technology, Inc.	39,000	32,984
Hiwin Technologies Corp.	97,099	742,238
Hocheng Corp.	130,000	117,769
Holtek Semiconductor, Inc.	42,000	93,857
Hon Hai Precision Industry Co., Ltd.	2,782,000	9,456,583
Hong TAI Electric Industrial	88,000	59,397
Hotai Motor Co., Ltd.	12,000	258,014
Hsin Kuang Steel Co., Ltd.	88,000	139,833
Hu Lane Associate, Inc.	32,000	142,604
HUA ENG Wire & Cable Co., Ltd.	75,000	40,010
Hua Nan Financial Holdings Co., Ltd.	1,181,796	841,875
Huaku Development Co., Ltd.	1,000	3,080
Huikwang Corp.	7,000	8,835
Hung Sheng Construction, Ltd.	155,600	115,400
Hwacom Systems, Inc.	24,000	19,127
#Ibase Technology, Inc.	34,000	83,500
IBF Financial Holdings Co., Ltd.	1,187,972	477,237
Ichia Technologies, Inc.	151,000	139,249

72

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
I-Chiun Precision Industry Co., Ltd.	63,000	$60,351
#Info-Tek Corp.	31,000	54,856
Innodisk Corp.	15,265	148,467
Innolux Corp.	3,900,740	1,700,249
Inpaq Technology Co., Ltd.	36,000	66,280
Insyde Software Corp.	10,000	41,148
Intai Technology Corp.	16,000	67,919
Integrated Service Technology, Inc.	46,000	124,642
IntelliEPI, Inc.	6,000	12,998
International Games System Co., Ltd.	40,000	696,105
Inventec Corp.	794,000	854,888
Iron Force Industrial Co., Ltd.	8,000	21,365
ITE Technology, Inc.	65,000	187,119
ITEQ Corp.	86,000	195,540
Jarllytec Co., Ltd.	16,000	36,900
Jean Co., Ltd.	20,000	10,637
Jentech Precision Industrial Co., Ltd.	6,000	88,802
*Jetwell Computer Co., Ltd.	10,000	21,924
*Jiin Yeeh Ding Enterprise Co., Ltd.	10,000	13,564
Joinsoon Electronics Manufacturing Co., Ltd.	30,000	20,883
Jourdeness Group, Ltd.	11,000	33,384
#*JPP Holding Co., Ltd.	10,000	40,660
Kaimei Electronic Corp.	43,000	96,511
Kaori Heat Treatment Co., Ltd.	5,000	32,284
KEE TAI Properties Co., Ltd.	2,000	875
Kenda Rubber Industrial Co., Ltd.	46,000	46,685
Kenmec Mechanical Engineering Co., Ltd.	50,000	51,557
Keystone Microtech Corp.	9,000	56,502
King Slide Works Co., Ltd.	14,000	188,078
King Yuan Electronics Co., Ltd.	602,000	920,355
King’s Town Bank Co., Ltd.	323,000	370,359
Kinik Co.	21,000	75,482
Kinpo Electronics	5,119,000	2,189,635
#Kinsus Interconnect Technology Corp.	87,000	312,710
KNH Enterprise Co., Ltd.	44,000	25,977
#KS Terminals, Inc.	179,000	441,932
Kung Long Batteries Industrial Co., Ltd.	7,000	32,789
*Kung Sing Engineering Corp.	46,900	12,113
Kuo Toong International Co., Ltd.	66,000	59,898
*Kuo Yang Construction Co., Ltd.	6,545	3,885
Kwong Lung Enterprise Co., Ltd.	48,000	82,908
L&K Engineering Co., Ltd.	77,000	113,587
LandMark Optoelectronics Corp.	34,000	111,702
Lanner Electronics, Inc.	42,000	140,034
Largan Precision Co., Ltd.	6,000	392,291
Laster Tech Corp., Ltd.	16,000	19,933
Lealea Enterprise Co., Ltd.	292,000	102,106
LEE CHI Enterprises Co., Ltd.	45,000	27,739
Lelon Electronics Corp.	40,000	84,313
*Li Peng Enterprise Co., Ltd.	2,000	526
Lian HWA Food Corp.	9,990	29,571
*Lily Textile	9,000	8,358
Lingsen Precision Industries, Ltd.	359,000	166,406
Lite-On Technology Corp.	970,000	2,319,102
Longchen Paper & Packaging Co., Ltd.	319,003	178,478
Longwell Co.	83,000	164,691
Lotes Co., Ltd.	29,597	845,285
#Lotus Pharmaceutical Co., Ltd.	51,000	430,495

73

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Lucky Cement Corp.	72,000	$37,707
Lumax International Corp., Ltd.	4,500	10,495
*LuxNet Corp.	40,000	66,097
Machvision, Inc.	7,000	42,010
Macroblock, Inc.	4,000	14,703
Macronix International Co., Ltd.	928,000	971,996
Makalot Industrial Co., Ltd.	68,975	499,209
*Materials Analysis Technology, Inc.	10,000	61,478
#Mechema Chemicals International Corp.	6,000	19,712
MediaTek, Inc.	375,000	8,111,735
Mega Financial Holding Co., Ltd.	5,058,075	5,602,259
*Mercuries & Associates Holding, Ltd.	1,010	498
#*Mercuries Life Insurance Co., Ltd.	1,159,152	198,329
Merida Industry Co., Ltd.	1,000	5,579
Merry Electronics Co., Ltd.	28,000	78,419
Micro-Star International Co., Ltd.	336,000	1,590,242
Mirle Automation Corp.	13,000	15,963
momo.com, Inc.	24,000	647,182
MOSA Industrial Corp.	18,395	14,391
Mosel Vitelic, Inc.	37,000	50,128
MPI Corp.	33,000	137,936
*MSSCORPS Co., Ltd.	6,000	29,666
Nak Sealing Technologies Corp.	14,000	63,528
Namchow Holdings Co., Ltd.	15,000	23,420
Nan Ya Plastics Corp.	1,329,000	3,371,944
Nan Ya Printed Circuit Board Corp.	98,000	875,043
Nang Kuang Pharmaceutical Co., Ltd.	6,000	15,731
Nantex Industry Co., Ltd.	1,000	1,283
Nanya Technology Corp.	296,000	652,803
Netronix, Inc.	13,000	40,680
Nexcom International Co., Ltd.	70,000	89,030
Nichidenbo Corp.	27,000	50,237
Nien Made Enterprise Co., Ltd.	53,000	581,849
Niko Semiconductor Co., Ltd.	10,000	17,825
Novatek Microelectronics Corp.	172,000	2,341,449
Nuvoton Technology Corp.	69,000	298,512
O-Bank Co., Ltd.	190,000	63,349
Ocean Plastics Co., Ltd.	9,000	10,042
*Oneness Biotech Co., Ltd.	45,000	352,769
Orient Semiconductor Electronics, Ltd.	202,000	128,457
Oriental Union Chemical Corp.	2,000	1,360
O-TA Precision Industry Co., Ltd.	33,000	128,275
Pacific Hospital Supply Co., Ltd.	11,000	30,736
Pan Jit International, Inc.	91,000	193,589
Parade Technologies, Ltd.	26,000	793,299
PChome Online, Inc.	45,000	83,728
PCL Technologies, Inc.	26,397	91,875
Pegatron Corp.	765,000	1,741,888
Pegavision Corp.	4,000	56,534
*PharmaEssentia Corp.	28,000	337,448
Phison Electronics Corp.	34,000	430,219
#Phoenix Silicon International Corp.	116,060	216,321
Pixart Imaging, Inc.	43,000	144,767
*Polaris Group	70,000	216,313
Polytronics Technology Corp.	5,000	10,198
Posiflex Technology, Inc.	5,000	17,240
Power Wind Health Industry, Inc.	1,050	5,157
#Powerchip Semiconductor Manufacturing Corp.	1,272,000	1,228,866

74

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Powertech Technology, Inc.	161,000	$480,761
Poya International Co., Ltd.	22,000	410,767
President Chain Store Corp.	226,000	1,988,550
President Securities Corp.	2,080	1,126
Primax Electronics, Ltd.	339,000	661,625
Prince Housing & Development Corp.	4,000	1,561
Promate Electronic Co., Ltd.	16,000	21,625
Prosperity Dielectrics Co., Ltd.	8,000	10,097
Qisda Corp.	486,000	546,982
QST International Corp.	10,000	21,273
Quanta Computer, Inc.	1,236,000	3,453,603
Quanta Storage, Inc.	93,000	162,752
Quintain Steel Co., Ltd.	63,000	36,272
Radiant Opto-Electronics Corp.	228,000	838,058
Radium Life Tech Co., Ltd.	59,000	17,656
*Raydium Semiconductor Corp.	27,000	334,618
Realtek Semiconductor Corp.	180,000	2,101,976
Rechi Precision Co., Ltd.	1,000	581
Rexon Industrial Corp., Ltd.	22,000	21,218
Rich Development Co., Ltd.	223,000	69,491
*Ritek Corp.	3,000	884
*»Roo Hsing Co., Ltd.	2,000	71
Ruentex Development Co., Ltd.	514,600	599,258
Sampo Corp.	94,000	80,416
San Far Property, Ltd.	1,050	494
*San Fu Chemical Co., Ltd.	6,000	26,641
Sanyang Motor Co., Ltd.	399,000	709,939
*Savior Lifetec Corp.	61,000	36,411
SDI Corp.	197,000	772,172
Sercomm Corp.	151,000	403,256
#Sesoda Corp.	128,000	172,166
Shanghai Commercial & Savings Bank, Ltd. (The)	1,137,351	1,718,466
Sharehope Medicine Co., Ltd.	22,000	29,054
#ShenMao Technology, Inc.	31,000	48,301
Shih Wei Navigation Co., Ltd.	782,293	638,710
Shihlin Electric & Engineering Corp.	87,000	284,411
Shin Kong Financial Holding Co., Ltd.	5,479,547	1,493,652
*Shining Building Business Co., Ltd.	2,000	628
Shinkong Insurance Co., Ltd.	23,000	38,455
ShunSin Technology Holding, Ltd.	15,000	39,668
*Shuttle, Inc.	375,000	154,306
Sigurd Microelectronics Corp.	1,083,000	1,835,384
Silergy Corp.	60,000	937,790
Simplo Technology Co., Ltd.	29,000	290,542
Sinbon Electronics Co., Ltd.	62,000	685,696
Sincere Navigation Corp.	1,173,000	858,502
Sino-American Silicon Products, Inc., Class A	215,000	1,031,552
Sinon Corp.	257,000	309,311
SinoPac Financial Holdings Co., Ltd.	4,173,061	2,266,898
Sinphar Pharmaceutical Co., Ltd.	34,000	36,054
#Siward Crystal Technology Co., Ltd.	208,000	254,059
Sonix Technology Co., Ltd.	55,000	88,916
Speed Tech Corp.	47,000	81,181
Sporton International, Inc.	7,000	60,226
St Shine Optical Co., Ltd.	6,000	48,597
Standard Chemical & Pharmaceutical Co., Ltd.	36,000	89,232
Standard Foods Corp.	1,000	1,314
Stark Technology, Inc.	5,000	16,508

75

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Sun Race Sturmey-Archer, Inc.	12,000	$15,614
*Sun Yad Construction Co., Ltd.	49,000	21,438
Sunjuice Holdings Co., Ltd.	2,000	20,070
*Sunko INK Co., Ltd.	68,000	38,930
Sunonwealth Electric Machine Industry Co., Ltd.	85,000	145,434
Sunplus Technology Co., Ltd.	184,000	141,849
Sunrex Technology Corp.	71,000	102,658
Supreme Electronics Co., Ltd.	193,211	272,761
Swancor Holding Co., Ltd.	28,000	91,990
Symtek Automation Asia Co., Ltd.	24,000	87,436
Syncmold Enterprise Corp.	3,000	5,826
Synmosa Biopharma Corp.	29,868	46,440
Synnex Technology International Corp.	268,000	539,618
Syscom Computer Engineering Co.	18,000	42,859
*Sysgration	38,000	53,275
T3EX Global Holdings Corp.	71,000	177,601
TA Chen Stainless Pipe	434,139	627,713
#Ta Ya Electric Wire & Cable	2,175,643	1,939,095
TA-I Technology Co., Ltd.	11,000	17,068
Taichung Commercial Bank Co., Ltd.	288,959	132,531
TaiDoc Technology Corp.	2,000	11,970
Taiflex Scientific Co., Ltd.	13,000	17,760
Taimide Tech, Inc.	71,000	77,368
Tai-Saw Technology Co., Ltd.	28,000	26,231
Taishin Financial Holding Co., Ltd.	4,513,102	2,539,698
TaiSol Electronics Co., Ltd.	16,000	24,878
Taita Chemical Co., Ltd.	6,930	4,756
TAI-TECH Advanced Electronics Co., Ltd.	5,000	16,752
Taiwan Business Bank	1,985,418	900,922
Taiwan Cement Corp.	2,384,958	3,002,289
Taiwan Cogeneration Corp.	1,000	1,578
Taiwan Cooperative Financial Holding Co., Ltd.	2,059,038	1,791,633
*Taiwan Environment Scientific Co., Ltd.	12,000	24,982
Taiwan Fertilizer Co., Ltd.	243,000	467,148
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,412
Taiwan Glass Industry Corp.	2,000	1,321
Taiwan High Speed Rail Corp.	427,000	431,271
Taiwan Hon Chuan Enterprise Co., Ltd.	98,000	318,458
#Taiwan Hopax Chemicals Manufacturing Co., Ltd.	184,000	266,940
*»Taiwan Land Development Corp.	51,000	834
Taiwan Mask Corp.	49,000	127,511
Taiwan Mobile Co., Ltd.	1,023,000	3,444,108
Taiwan Navigation Co., Ltd.	683,000	699,829
Taiwan Paiho, Ltd.	101,000	183,323
Taiwan PCB Techvest Co., Ltd.	42,000	55,945
Taiwan Sakura Corp.	25,000	52,371
Taiwan Secom Co., Ltd.	8,000	28,235
Taiwan Semiconductor Co., Ltd.	66,000	196,868
Taiwan Semiconductor Manufacturing Co., Ltd.	7,104,000	116,002,537
Taiwan Shin Kong Security Co., Ltd.	20,000	26,771
Taiwan Styrene Monomer	64,000	34,974
Taiwan Surface Mounting Technology Corp.	114,000	365,260
*Taiwan TEA Corp.	167,000	124,398
Taiwan Union Technology Corp.	112,000	241,906
Taiwan-Asia Semiconductor Corp.	1,155,000	1,318,712
*Tatung Co., Ltd.	1,222,000	1,295,835
TCI Co., Ltd.	14,000	94,495
Tehmag Foods Corp.	1,100	9,786

76

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Test Research, Inc.	17,000	$35,557
Test Rite International Co., Ltd.	1,000	673
Ton Yi Industrial Corp.	351,000	236,911
Tong Hsing Electronic Industries, Ltd.	57,200	315,374
Tong Yang Industry Co., Ltd.	167,000	258,845
Top Union Electronics Corp.	60,456	82,299
Topkey Corp.	19,000	124,225
TPK Holding Co., Ltd.	36,000	43,737
Tripod Technology Corp.	143,000	534,927
TSC Auto ID Technology Co., Ltd.	2,000	15,256
TSRC Corp.	1,000	903
TTFB Co., Ltd.	6,000	45,279
TTY Biopharm Co., Ltd.	59,000	147,584
Tung Ho Steel Enterprise Corp.	211,670	397,279
#Tung Thih Electronic Co., Ltd.	41,000	188,046
TURVO International Co., Ltd.	11,000	41,327
TXC Corp.	194,000	537,653
TYC Brother Industrial Co., Ltd.	465,000	446,206
*Tycoons Group Enterprise	3,000	951
Tyntek Corp.	169,000	99,776
Ultra Chip, Inc.	13,000	43,978
U-Ming Marine Transport Corp.	321,000	568,021
Unic Technology Corp.	15,000	10,612
Unimicron Technology Corp.	448,000	2,113,036
Union Bank of Taiwan	4,628	2,424
Uni-President Enterprises Corp.	1,875,000	4,488,900
#*Unitech Printed Circuit Board Corp.	688,711	402,126
United Integrated Services Co., Ltd.	62,000	436,627
United Microelectronics Corp.	3,776,000	6,030,791
#United Microelectronics Corp., Sponsored ADR	106,600	855,998
*United Orthopedic Corp.	50,000	102,301
United Radiant Technology	18,000	13,555
*United Renewable Energy Co., Ltd.	2,407	1,625
Universal Cement Corp.	31,000	28,537
*Universal Vision Biotechnology Co., Ltd.	6,000	78,263
Unizyx Holding Corp.	145,525	195,264
UPC Technology Corp.	2,000	973
USI Corp.	101,000	83,777
Utechzone Co., Ltd.	21,000	60,590
UVAT Technology Co., Ltd.	10,000	18,216
Vanguard International Semiconductor Corp.	648,000	1,827,490
Ventec International Group Co., Ltd.	18,000	48,246
#Viking Tech Corp.	24,000	58,161
#Visual Photonics Epitaxy Co., Ltd.	114,000	357,843
Voltronic Power Technology Corp.	19,000	1,087,745
Wafer Works Corp.	214,137	300,910
#Waffer Technology Corp.	40,000	124,518
#Walsin Lihwa Corp.	1,098,279	1,773,751
Walsin Technology Corp.	194,000	602,020
Wan Hai Lines, Ltd.	126,265	266,967
Wei Chuan Foods Corp.	19,000	12,392
Weikeng Industrial Co., Ltd.	829,000	806,281
WELLELL, Inc.	20,000	20,688
#Weltrend Semiconductor	44,000	68,413
*Wha Yu Industrial Co., Ltd.	83,000	55,212
Win Semiconductors Corp.	64,000	340,376
Winbond Electronics Corp.	1,026,000	866,055
Winstek Semiconductor Co., Ltd.	27,000	50,149

77

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
WinWay Technology Co., Ltd.	4,000	$92,771
Wisdom Marine Lines Co., Ltd.	300,000	625,518
Wistron Corp.	3,611,000	5,461,869
Wistron NeWeb Corp.	109,000	327,612
Wiwynn Corp.	32,000	1,212,653
Wonderful Hi-Tech Co., Ltd.	34,000	35,999
*Wowprime Corp.	24,000	247,475
WPG Holdings, Ltd.	390,000	634,301
WT Microelectronics Co., Ltd.	1,000	2,160
XinTec, Inc.	53,000	168,952
Xxentria Technology Materials Corp.	5,000	10,848
Yageo Corp.	103,019	1,662,105
Yang Ming Marine Transport Corp.	960,000	1,970,432
YC INOX Co., Ltd.	176,000	167,169
Yem Chio Co., Ltd.	86,059	48,009
Yeong Guan Energy Technology Group Co., Ltd.	38,000	97,526
YFC-Boneagle Electric Co., Ltd.	18,000	16,570
#YFY, Inc.	439,000	439,821
Yieh Phui Enterprise Co., Ltd.	230,800	114,114
Youngtek Electronics Corp.	7,000	14,732
Yuanta Financial Holding Co., Ltd.	4,243,420	3,119,502
Yuen Chang Stainless Steel Co., Ltd.	3,000	1,922
Yulon Motor Co., Ltd.	361,000	946,462
Yungshin Construction & Development Co., Ltd.	11,000	22,972
YungShin Global Holding Corp.	74,000	111,208
Zeng Hsing Industrial Co., Ltd.	4,297	15,585
#Zero One Technology Co., Ltd.	46,000	87,234
Zhen Ding Technology Holding, Ltd.	65,000	235,749
Zig Sheng Industrial Co., Ltd.	44,000	14,813
ZongTai Real Estate Development Co., Ltd.	77,000	123,856

TOTAL TAIWAN		388,300,217

THAILAND — (2.1%)
AAPICO Hitech PCL - NVDR	160,040	149,975
Advanced Info Service PCL	312,800	1,960,296
Advanced Information Technology PCL - NVDR	230,250	34,726
*After You PCL - NVDR	53,300	16,545
*Airports of Thailand PCL - NVDR	1,600,800	3,433,885
AJ Plast PCL - NVDR	200	61
Allianz Ayudhya Capital PCL - NVDR, Class R	200	225
Amata Corp. PCL	416,000	283,851
*Ananda Development PCL - NVDR	2,300	79
AP Thailand PCL	6,431,200	2,373,032
Asia Green Energy PCL	103,400	8,236
Asia Plus Group Holdings PCL - NVDR	507,900	40,457
Asian Insulators PCL - NVDR	550	90
Asian Sea Corp. PCL - NVDR	300	92
Asiasoft Corp. PCL	118,700	51,099
*Asset World Corp. PCL	583,900	90,626
B Grimm Power PCL - NVDR, Class R	21,500	24,398
Bangchak Corp. PCL	979,800	867,968
Bangkok Bank PCL	411,100	1,890,115
Bangkok Chain Hospital PCL	501,700	318,819
Bangkok Dusit Medical Services PCL - NVDR	2,791,400	2,391,052
Bangkok Expressway & Metro PCL - NVDR, Class R	1,696,100	439,578
Bangkok Insurance PCL - NVDR	1,600	13,401
Bangkok Land PCL - NVDR	670,300	18,256
Bangkok Life Assurance PCL - NVDR	900	738
Banpu PCL	4,040,600	1,076,783

78

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Banpu Power PCL - NVDR	1,100	$438
#BCPG PCL	298,100	85,115
*BEC World PCL - NVDR	119,700	27,342
Berli Jucker PCL - NVDR	97,800	111,698
*Better World Green PCL - NVDR	466,300	10,788
BG Container Glass PCL - NVDR, Class R	400	115
BTS Group Holdings PCL - NVDR	1,037,600	233,971
Bumrungrad Hospital PCL - NVDR	191,400	1,334,013
Cal-Comp Electronics Thailand PCL - NVDR	151,439	9,047
Carabao Group PCL	26,800	56,115
Central Pattana PCL - NVDR	277,400	552,404
*Central Plaza Hotel PCL - NVDR	106,600	170,916
Central Retail Corp. PCL, Class R	337,800	442,684
CH Karnchang PCL - NVDR	280,800	173,508
Charoen Pokphand Foods PCL	1,327,400	789,113
Chularat Hospital PCL	904,400	92,698
CK Power PCL - NVDR	3,300	369
Com7 PCL	337,600	249,635
*Country Group Development PCL - NVDR	5,500	61
*CP ALL PCL - NVDR	1,446,000	2,741,885
Delta Electronics Thailand PCL - NVDR	652,000	1,389,062
Dhipaya Group Holdings PCL	800	908
Diamond Building Products PCL - NVDR	700	159
Dohome PCL	124,312	46,962
Dynasty Ceramic PCL - NVDR	680,300	45,025
*E for L Aim PCL	267,900	2,118
Eastern Polymer Group PCL - NVDR	5,500	1,200
Eastern Water Resources Development and Management PCL	113,500	16,486
Ekachai Medical Care PCL - NVDR	60,128	14,351
Electricity Generating PCL - NVDR	34,200	156,741
Energy Absolute PCL	263,900	523,588
Forth Corp. PCL	35,900	29,174
Forth Smart Service PCL - NVDR	60,400	16,273
Frasers Property Thailand PCL - NVDR, Class R	900	401
GFPT PCL - NVDR	106,400	33,340
Global Green Chemicals PCL - NVDR	400	151
Global Power Synergy PCL - NVDR	200,700	376,157
Gulf Energy Development PCL, Class R	438,400	651,550
Gunkul Engineering PCL	10,644,700	1,178,328
Haad Thip PCL - NVDR	100	97
Hana Microelectronics PCL	50,100	60,888
Home Product Center PCL	1,768,900	725,224
Ichitan Group PCL - NVDR	60,300	22,427
Index Livingmall PCL	39,600	24,005
Indorama Ventures PCL - NVDR	97,300	96,880
*Interlink Telecom PCL	149,200	13,108
IRPC PCL	4,017,100	277,630
*Italian-Thai Development PCL - NVDR	612,300	25,103
*Jasmine International PCL	34,400	1,874
Jubilee Enterprise PCL - NVDR	100	72
Karmarts PCL - NVDR	337,100	80,949
*Kaset Thai International Sugar Corp. PCL - NVDR	2,200	259
Kasikornbank PCL - NVDR	44,500	162,896
KCE Electronics PCL	261,500	291,002
KGI Securities Thailand PCL	325,100	43,032
Khon Kaen Sugar Industry PCL - NVDR	2,300	233
Kiatnakin Phatra Bank PCL - NVDR	34,100	59,917
Krung Thai Bank PCL - NVDR	7,700	4,059

79

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Krungthai Card PCL - NVDR	171,400	$264,773
Lalin Property PCL - NVDR	700	178
Land & Houses PCL	6,510,400	1,868,421
Lanna Resources PCL	159,600	67,771
*LH Financial Group PCL - NVDR, Class R	5,300	166
*Loxley PCL - NVDR	2,300	134
LPN Development PCL	2,000	268
Major Cineplex Group PCL	124,600	59,112
MBK PCL - NVDR	166,576	70,245
MC Group PCL	65,100	19,446
MCS Steel PCL - NVDR	46,200	11,771
Mega Lifesciences PCL	600	720
Minor International PCL - NVDR	1,339,000	1,235,186
MK Restaurants Group PCL - NVDR	400	577
Modernform Group PCL - NVDR	1,400	125
*Mono Next PCL - NVDR	1,200	44
Namyong Terminal PCL - NVDR	800	92
Netbay PCL - NVDR	100	65
Noble Development PCL - NVDR	57,300	8,222
Northeast Rubber PCL, Class R	187,000	27,053
Origin Property PCL - NVDR	26,300	9,088
Osotspa PCL - NVDR	235,900	203,794
Plan B Media PCL - NVDR	1,829,028	436,535
*Platinum Group PCL (The) - NVDR	1,500	153
Polyplex Thailand PCL - NVDR	36,500	17,423
*Power Solution Technologies PCL - NVDR	3,600	147
Precious Shipping PCL	419,000	152,152
Premier Marketing PCL - NVDR	500	123
Prima Marine PCL - NVDR, Class R	202,300	36,434
*Principal Capital PCL - NVDR	900	126
*Property Perfect PCL - NVDR	11,025	126
Pruksa Holding PCL - NVDR	1,200	436
PTG Energy PCL - NVDR	412,600	164,327
PTT Exploration & Production PCL	539,700	2,339,135
PTT Global Chemical PCL	768,200	933,606
PTT Oil & Retail Business PCL, Class R	59,100	38,422
PTT PCL	4,429,400	4,021,126
Quality Houses PCL - NVDR	631,300	43,630
*Rabbit Holdings PLC	787,100	17,057
Rajthanee Hospital PCL - NVDR	20,000	16,692
Ratch Group PCL - NVDR	28,300	31,286
Regional Container Lines PCL	1,900	1,347
Rojana Industrial Park PCL - NVDR	66,900	12,245
RS PCL - NVDR	103,950	44,444
*S Hotels & Resorts PCL - NVDR	91,600	9,335
Sabina PCL - NVDR	37,500	30,749
Sahakol Equipment PCL - NVDR	2,200	104
Sahamitr Pressure Container PCL - NVDR	500	162
*Samart Corp. PCL - NVDR	1,100	128
Sansiri PCL - NVDR	6,564,300	365,244
Sappe PCL - NVDR	100	182
SC Asset Corp. PCL - NVDR	3,300	420
SCB X PCL	21,100	63,953
SCG Packaging PCL	154,000	198,433
SCGJWD Logistics PCL	72,800	38,375
*Seafco PCL - NVDR	800	83
Sena Development PCL - NVDR	1,000	101
Sermsang Power Corp. Co., Ltd., Class R	118,217	31,677

80

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Seven Utilities and Power PLC, Class R	899,600	$15,543
Siam Cement PCL (The) - NVDR	158,800	1,460,230
Siam City Cement PCL - NVDR	200	788
Siam Global House PCL	172,392	86,329
Siamgas & Petrochemicals PCL - NVDR	76,300	19,551
Sikarin PCL - NVDR	1,100	292
Singer Thailand PCL	126,400	52,563
Singha Estate PCL - NVDR	5,400	256
Sino-Thai Engineering & Construction PCL - NVDR	1,312,800	445,962
SiS Distribution Thailand PCL - NVDR	25,000	15,228
SISB PCL, Class A	300	285
SNC Former PCL - NVDR	48,900	19,332
Somboon Advance Technology PCL - NVDR	56,900	32,826
SPCG PCL - NVDR	38,500	14,319
Sri Trang Agro-Industry PCL	860,800	496,603
Sri Trang Gloves Thailand PCL	337,400	89,914
Srivichai Vejvivat PCL - NVDR	65,000	16,275
Star Petroleum Refining PCL	3,500	994
*»STARK Corp. PCL	458,200	31,935
Stars Microelectronics Thailand PCL - NVDR	900	108
Supalai PCL	522,900	324,635
Super Energy Corp. PCL - NVDR, Class R	134,200	2,358
Susco PCL - NVDR	170,200	16,847
SVI PCL - NVDR	500	139
Synnex Thailand PCL	51,200	19,342
Syntec Construction PCL - NVDR	1,800	87
TAC Consumer PCL - NVDR	500	82
Taokaenoi Food & Marketing PCL - NVDR	600	163
Tata Steel Thailand PCL	414,500	12,745
Thai Nakarin Hospital PCL - NVDR	100	107
Thai Oil PCL	1,005,622	1,369,395
Thai President Foods PCL - NVDR	100	583
*Thai Reinsurance PCL - NVDR	3,000	89
Thai Rubber Latex Group PCL - NVDR	1,800	98
*Thai Solar Energy PCL - NVDR	1,200	73
#Thai Union Group PCL - NVDR	2,065,500	834,729
Thai Vegetable Oil PCL - NVDR	10,450	8,033
Thai Wah PCL - NVDR	900	120
Thaicom PCL	186,700	65,609
Thaifoods Group PCL - NVDR	76,500	11,537
Thaire Life Assurance PCL - NVDR	800	109
Thaitheparos PCL - NVDR	100	96
Thanachart Capital PCL - NVDR	8,000	10,133
Thonburi Healthcare Group PCL, Class R	71,300	139,896
Thoresen Thai Agencies PCL - NVDR	2,218,500	467,771
Tipco Asphalt PCL - NVDR	92,300	54,330
Tisco Financial Group PCL - NVDR	41,500	109,682
TKS Technologies PCL - NVDR	85,340	24,367
TMBThanachart Bank PCL - NVDR	561,400	23,839
TMT Steel PCL - NVDR, Class R	400	89
TOA Paint Thailand PCL - NVDR	700	600
TPC Power Holding PCL - NVDR	300	59
TPI Polene PCL - NVDR	10,300	452
TPI Polene Power PCL - NVDR	4,600	447
TQM Alpha PCL, Class R	44,400	33,156
Triple i Logistics PCL	130,866	47,521
*True Corp. PCL, Class R	2,466,437	574,220
*TTCL PCL - NVDR	600	71

81

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
TTW PCL - NVDR	2,000	$507
Union Auction PCL - NVDR	400	107
*Unique Engineering & Construction PCL - NVDR	1,200	129
United Paper PCL - NVDR, Class R	500	176
*United Power of Asia PCL	1,994,100	15,767
Univanich Palm Oil PCL - NVDR	121,400	26,308
Vanachai Group PCL - NVDR	68,100	9,533
WHA Corp. PCL - NVDR	4,015,300	517,383
WHA Utilities and Power PCL - NVDR	1,600	174
WICE Logistics PCL - NVDR	673,000	165,552
Workpoint Entertainment PCL - NVDR	400	188
*Ziga Innovation PCL	1,973,800	121,385

TOTAL THAILAND		49,641,247

TURKEY — (0.8%)
*Afyon Cimento Sanayi T A/S	408	161
Agesa Hayat ve Emeklilik A/S	433	656
Akbank TAS	3,536,772	2,918,781
Akcansa Cimento A/S	36	120
Aksa Akrilik Kimya Sanayii A/S	44,525	150,300
Aksa Enerji Uretim A/S	57,218	82,319
Alarko Holding A/S	208	630
*Albaraka Turk Katilim Bankasi A/S	72,032	9,630
Alkim Alkali Kimya A/S	793	1,123
*Anadolu Anonim Turk Sigorta Sirketi	324	299
Anadolu Efes Biracilik Ve Malt Sanayii A/S	29,424	95,240
Anadolu Hayat Emeklilik A/S	23,069	17,769
Arcelik A/S	15,792	78,642
Aselsan Elektronik Sanayi Ve Ticaret A/S	79,848	183,605
Aygaz A/S	64	215
Bera Holding A/S	217,860	113,813
BIM Birlesik Magazalar A/S	194,273	1,560,317
*Bizim Toptan Satis Magazalari A/S	44	55
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	48	294
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	196	436
*Bursa Cimento Fabrikasi A/S	27,034	7,367
Cemtas Celik Makina Sanayi Ve Ticaret A/S	517	1,043
Cimsa Cimento Sanayi VE Ticaret A/S	7,284	31,760
Coca-Cola Icecek AS	13,105	158,689
*Deva Holding A/S	56	112
Dogus Otomotiv Servis ve Ticaret A/S	52	327
EGE Endustri VE Ticaret A/S	17	3,971
ΩEnerjisa Enerji A/S	364	521
Enka Insaat ve Sanayi AS	210,745	296,262
*Erbosan Erciyas Boru Sanayii ve Ticaret A/S	16	97
*Eregli Demir ve Celik Fabrikalari TAS	824,801	1,405,469
*Fenerbahce Futbol A/S	48	127
Ford Otomotiv Sanayi A/S	11,017	304,425
Gentas Genel Metal Sanayi VE Ticaret A/S	140	44
*Global Yatirim Holding A/S	119,380	46,283
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	119	714
*Goodyear Lastikleri TAS	1,014	729
*Gubre Fabrikalari TAS	6,413	66,642
*Hektas Ticaret TAS	306,903	425,126
*Ihlas Holding A/S	1,533	60
Is Yatirim Menkul Degerler A/S	216	488
*Ittifak Holding A/S	424	70
*Izmir Demir Celik Sanayi A/S	141,095	34,388
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	353,718	272,451

82

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	224	$168
Kartonsan Karton Sanayi ve Ticaret A/S	156	526
*Kerevitas Gida Sanayi VE Ticaret A/S	156	73
KOC Holding A/S	211,449	822,496
Kordsa Teknik Tekstil A/S	92	304
Koza Altin Isletmeleri A/S	178,878	173,651
Logo Yazilim Sanayi Ve Ticaret A/S	8,434	25,803
ΩMavi Giyim Sanayi Ve Ticaret A/S, Class B	69,601	375,414
*Migros Ticaret A/S	29,373	263,399
*ΩMLP Saglik Hizmetleri A/S	1,330	4,517
*Netas Telekomunikasyon A/S	40	64
Nuh Cimento Sanayi A/S	92	611
*ODAS Elektrik Uretim ve Sanayi Ticaret A/S	218,913	67,087
*Otokar Otomotiv Ve Savunma Sanayi A/S	721	31,141
*Oyak Cimento Fabrikalari A/S	62,718	97,391
*Pamukova Yenilenebilir Elektrik Uretim A/S	4,290	45,661
*Pegasus Hava Tasimaciligi A/S	16,633	379,472
*Petkim Petrokimya Holding A/S	1,038,544	694,205
Polisan Holding A/S	156	81
*Reysas Tasimacilik ve Lojistik Ticaret A/S	235	343
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	60,871	90,954
*Sasa Polyester Sanayi A/S	58,889	301,586
Sekerbank Turk A/S	820	93
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	164	257
*Sok Marketler Ticaret A/S	50,753	86,745
*Tat Gida Sanayi A/S	116	118
*TAV Havalimanlari Holding A/S	87,442	316,753
Tekfen Holding A/S	17,057	25,259
*Teknosa Ic Ve Dis Ticaret A/S	45,952	38,726
Tofas Turk Otomobil Fabrikasi A/S	29,892	295,105
*Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	78,901	13,794
*Tukas Gida Sanayi ve Ticaret A/S	37,172	25,325
*Turcas Petrol A/S	136	89
*Turk Hava Yollari AO	188,005	1,235,434
*Turk Telekomunikasyon A/S	66,890	55,959
Turk Traktor ve Ziraat Makineleri A/S	2,498	71,671
Turkcell Iletisim Hizmetleri AS	590,459	1,004,933
*Turkiye Halk Bankasi A/S	45,032	24,336
Turkiye Is Bankasi A/S	560,555	312,152
Turkiye Petrol Rafinerileri A/S	343,267	1,170,214
Turkiye Sise ve Cam Fabrikalari A/S	170,645	323,421
*Turkiye Vakiflar Bankasi TAO	210,375	93,028
*Ulker Biskuvi Sanayi A/S	17,770	27,411
*Vestel Elektronik Sanayi ve Ticaret A/S	13,855	29,422
Yapi ve Kredi Bankasi AS	1,408,556	685,873
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	19,404	30,770
*Zorlu Enerji Elektrik Uretim A/S	147,480	33,594

TOTAL TURKEY		17,546,999

UNITED ARAB EMIRATES — (1.2%)
Abu Dhabi Commercial Bank PJSC	780,320	1,874,298
Abu Dhabi Islamic Bank PJSC	218,223	675,112
Abu Dhabi National Oil Co. for Distribution PJSC	481,924	576,157
Agthia Group PJSC	12,856	16,175
Air Arabia PJSC	546,195	325,754
*Ajman Bank PJSC	510,712	228,096
*AL Seer Marine Supplies & Equipment Co. LLC	76,701	160,211
Aldar Properties PJSC	1,242,830	1,827,691
*Apex Investment Co. PSC	189,595	101,200

83

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Aramex PJSC	74,853	$66,658
*Arkan Building Materials Co.	809,933	339,678
Dana Gas PJSC	1,895,458	461,476
*Deyaar Development PJSC	356,422	51,444
Dubai Financial Market PJSC	189,590	77,447
Dubai Islamic Bank PJSC	868,755	1,315,435
Emaar Development PJSC	453,401	680,349
Emaar Properties PJSC	2,384,379	3,850,590
Emirates NBD Bank PJSC	1,069,441	4,106,514
Emirates Telecommunications Group Co. PJSC	1,107,633	7,239,431
*Eshraq Investments PJSC	616,079	85,231
Fertiglobe PLC	185,735	194,232
First Abu Dhabi Bank PJSC	1,116,522	4,311,624
*Gulf Navigation Holding PJSC	69,697	22,587
*Manazel PJSC	386,983	40,047
*Palms Sports PrJSC	4,893	13,192
*RAK Properties PJSC	128,322	21,667
Ras Al Khaimah Ceramics	56,184	40,088
*Union Properties PJSC	183,640	12,953

TOTAL UNITED ARAB EMIRATES		28,715,337

TOTAL COMMON STOCKS		2,288,186,488

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Banco Bradesco SA, Preference	1,516,690	4,198,838
Banco do Estado do Rio Grande do Sul SA, Preference B	993,800	2,113,602
*Braskem SA, Preference A	14,700	58,149
Centrais Eletricas Brasileiras SA, Class B	73,800	537,105
Cia de Ferro Ligas da Bahia FERBASA, Preference	11,300	116,324
Cia de Saneamento do Parana, Preference	80,500	61,467
Cia de Transmissao de Energia Eletrica Paulista	33,700	155,269
Cia Energetica de Minas Gerais, Preference	961,222	2,372,866
Cia Paranaense de Energia, Preference B	464,993	745,424
Eucatex SA Industria e Comercio, Preference	100	173
Gerdau SA, Preference	95,550	480,916
Itau Unibanco Holding SA	1,394,201	7,223,420
Marcopolo SA, Preference	113,000	81,088
Petroleo Brasileiro SA	2,479,200	11,744,713
Randon SA Implementos e Participacoes, Preference	47,500	78,425
Schulz SA, Preference	400	350
*Taurus Armas SA	14,200	48,537
Unipar Carbocloro SA	2,530	32,998
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	180,000	259,052

TOTAL BRAZIL		30,308,716

CHILE — (0.0%)
Embotelladora Andina SA, Preference B	14,210	35,819

TOTAL CHILE		35,819

COLOMBIA — (0.0%)
Bancolombia SA, Preference	19,551	122,065
Grupo Aval Acciones y Valores SA, Preference	85,331	10,765
Grupo de Inversiones Suramericana SA, Preference	140	349

TOTAL COLOMBIA		133,179

PHILIPPINES — (0.0%)
Cebu Air, Inc.	7,265	5,063

TOTAL PHILIPPINES		5,063

TOTAL PREFERRED STOCKS		30,482,777

84

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
*Brpr Corporate Offices Fdo De Inv Imob	2,292	$26,925

TOTAL BRAZIL		26,925

TOTAL INVESTMENT COMPANY		26,925

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*3R PETROLEUM OLEO E GAS SA 5/22/2023	7,795	11,966
*Localiza Rent a Car SA 5/12/2023	398	1,365

TOTAL BRAZIL		13,331

CHILE — (0.0%)
*Sociedad Quimica y Minera de Chile	1,606	—

TOTAL CHILE		—

CHINA — (0.0%)
*Kaisa Group Holding	428	—
*Xinyi Energy Holdings, Ltd. 5/24/2023	72,400	—

TOTAL CHINA		—

KOREA, REPUBLIC OF — (0.0%)
*Dawonsys Co., Ltd.	279	—

TOTAL KOREA, REPUBLIC OF		—

MALAYSIA — (0.0%)
*Eco World Development Group BHD 04/12/2029	260	6
*Yinson Holdings BHD	19,371	2,584

TOTAL MALAYSIA		2,590

TAIWAN — (0.0%)
*<»Acer, Inc. 6/20/2023	469	—
*Taiwan Cogeneration 5/30/2023	135	80

TOTAL TAIWAN		80

THAILAND — (0.0%)
*Better World Green Wts	1,000	—
*Eastern Power Group PCL 06/29/2025	150	1
*Kiatnakin Phatra Bank PCL	2,841	—
*Kiatnakin Phatra Bank PCL	2,841	—
*MBK PCL 12/31/2024	3,719	1,242
*Power Solution Technologies PCL 10/11/2025	1,200	7
*Tmbthanachart Bank PCL 05/10/2025	492	7

TOTAL THAILAND		1,257

TOTAL RIGHTS/WARRANTS		17,258

TOTAL INVESTMENT SECURITIES — (99.4%)
(Cost $2,433,195,219)		2,318,713,448

SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term Investment Fund	1,264,962	14,629,661

TOTAL INVESTMENTS — (100.0%)
(Cost $2,447,824,880)		$2,333,343,109

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan

85

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

86

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.9%)
BRAZIL — (3.5%)
BB Seguridade Participacoes SA	36,124	$247,742
*Braskem SA, Sponsored ADR	150	1,179
CCR SA	94,800	257,141
Cia Siderurgica Nacional SA	32,000	90,892
JBS SA	70,600	252,604
Klabin SA	95,500	365,175
Petroleo Brasileiro SA	189,100	1,008,085
Petroleo Brasileiro SA, Sponsored ADR	20,950	198,815
Petroleo Brasileiro SA, Sponsored ADR	4,000	42,480
Raia Drogasil SA	1,000	5,253
#Sendas Distribuidora SA, ADR	12,740	156,320
Suzano SA	69,500	552,905
Vale SA, Sponsored ADR	119,874	1,727,384

TOTAL BRAZIL		4,905,975

CHILE — (0.4%)
Banco de Chile	4,381	469
Banco de Chile, Sponsored ADR	300	6,360
CAP SA	870	6,128
Cia Cervecerias Unidas SA, Sponsored ADR	352	5,657
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,399	566,765

TOTAL CHILE		585,379

CHINA — (30.0%)
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	8,500	37,680
Aier Eye Hospital Group Co., Ltd., Class A	71,164	302,819
Aluminum Corp. of China, Ltd., Class H	494,000	291,999
Anhui Anke Biotechnology Group Co., Ltd., Class A	200	319
Anhui Conch Cement Co., Ltd., Class H	72,000	226,551
*Anhui Jinhe Industrial Co., Ltd., Class A	800	2,981
Anhui Kouzi Distillery Co., Ltd., Class A	1,400	12,155
Anhui Yingjia Distillery Co., Ltd., Class A	7,700	71,192
ANTA Sports Products, Ltd.	103,200	1,272,597
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	3,100	10,921
Avary Holding Shenzhen Co., Ltd., Class A	15,500	58,456
*Beijing Jetsen Technology Co., Ltd., Class A	400	402
Beijing United Information Technology Co., Ltd., Class A	400	3,474
*Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	8,500	128,828
BOE Technology Group Co., Ltd., Class A	71,400	41,459
Bosideng International Holdings, Ltd.	22,000	10,818
BYD Co., Ltd., Class H	20,500	616,314
BYD Electronic International Co., Ltd.	19,500	58,749
*Canmax Technologies Co., Ltd., Class A	3,300	23,165
Changchun High & New Technology Industry Group, Inc., Class A	400	9,412
Chengxin Lithium Group Co., Ltd., Class A	2,100	9,634
China Coal Energy Co., Ltd., Class H	500,000	428,031
ΩChina Feihe, Ltd.	198,000	133,179
China Hongqiao Group, Ltd.	342,500	335,523
China Jushi Co., Ltd., Class A	22,800	48,016
China Kings Resources Group Co., Ltd., Class A	3,068	15,856
China Merchants Bank Co., Ltd., Class H	220,000	1,055,172
China National Building Material Co., Ltd., Class H	658,000	491,201
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	8,100	29,436
China Petroleum & Chemical Corp., Class H	1,698,000	1,109,662

1

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Resources Beer Holdings Co., Ltd.	74,000	$568,912
China Resources Gas Group, Ltd.	130,300	410,824
China Resources Land, Ltd.	44,000	204,028
China Shenhua Energy Co., Ltd., Class H	214,500	710,455
China Tourism Group Duty Free Corp., Ltd., Class A	6,400	148,813
ΩChina Tower Corp., Ltd., Class H	6,734,000	857,845
China Vanke Co., Ltd., Class H	49,200	76,590
China Zhenhua Group Science & Technology Co., Ltd., Class A	3,200	41,539
Chongqing Brewery Co., Ltd., Class A	25,800	388,160
Chongqing Zhifei Biological Products Co., Ltd., Class A	8,300	97,539
CMOC Group, Ltd., Class H	492,000	300,218
COSCO SHIPPING Holdings Co., Ltd., Class H	432,500	500,274
Country Garden Holdings Co., Ltd.	277,000	70,927
ΩCSC Financial Co., Ltd., Class H	11,500	11,676
CSPC Pharmaceutical Group, Ltd.	1,172,000	1,191,424
Daan Gene Co., Ltd., Class A	4,200	9,452
DaShenLin Pharmaceutical Group Co., Ltd., Class A	6,440	32,018
*Deppon Logistics Co., Ltd., Class A	40,700	98,645
Do-Fluoride New Materials Co., Ltd., Class A	4,480	13,155
ENN Natural Gas Co., Ltd., Class A	18,800	55,124
Flat Glass Group Co., Ltd., Class H	13,000	36,351
Focus Media Information Technology Co., Ltd., Class A	42,400	39,440
*Foshan Haitian Flavouring & Food Co., Ltd., Class A	28,060	286,143
ΩFuyao Glass Industry Group Co., Ltd., Class H	74,800	303,015
ΩGanfeng Lithium Group Co., Ltd., Class H	50,720	332,430
Gongniu Group Co., Ltd., Class A	200	4,281
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,400	42,049
Guanghui Energy Co., Ltd., Class A	2,600	3,489
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,200	25,994
Guangzhou Tinci Materials Technology Co., Ltd., Class A	18,100	111,582
Guangzhou Wondfo Biotech Co., Ltd., Class A	600	2,609
Haier Smart Home Co., Ltd., Class H	326,000	1,056,918
*Hangzhou Oxygen Plant Group Co., Ltd., Class A	9,100	52,839
Hangzhou Silan Microelectronics Co., Ltd., Class A	15,900	75,558
Hefei Meiya Optoelectronic Technology, Inc., Class A	600	2,353
Henan Shuanghui Investment & Development Co., Ltd., Class A	7,200	25,947
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	5,000	13,722
Hengli Petrochemical Co., Ltd., Class A	14,000	31,950
Hithink Royalflush Information Network Co., Ltd., Class A	4,300	110,549
Huafon Chemical Co., Ltd., Class A	2,000	2,080
ΩHuatai Securities Co., Ltd., Class H	38,400	49,505
Huaxin Cement Co., Ltd., Class A	1,000	2,131
Hubei Xingfa Chemicals Group Co., Ltd., Class A	400	1,427
Hunan Valin Steel Co., Ltd., Class A	16,200	12,355
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	16,800	32,686
Inner Mongolia ERDOS Resources Co., Ltd., Class A	420	877
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	141,500	88,703
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,800	20,494
*iQIYI, Inc., Sponsored ADR	684	4,172
JA Solar Technology Co., Ltd., Class A	12,180	71,058
Jafron Biomedical Co., Ltd., Class A	15,300	63,646
Jason Furniture Hangzhou Co., Ltd., Class A	600	3,213
JCET Group Co., Ltd., Class A	7,200	28,651
Jiangsu Eastern Shenghong Co., Ltd., Class A	11,300	20,680
Jiangsu Hengli Hydraulic Co., Ltd., Class A	14,700	130,688
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	10,800	93,286
Jiangsu Yangnong Chemical Co., Ltd., Class A	800	10,641
Jingjin Equipment, Inc., Class A	2,100	8,766

2

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
JiuGui Liquor Co., Ltd., Class A	4,700	$75,891
Jizhong Energy Resources Co., Ltd., Class A	23,600	25,225
*Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	200	2,063
Kweichow Moutai Co., Ltd., Class A	2,500	635,727
Laobaixing Pharmacy Chain JSC, Class A	3,000	15,101
LB Group Co., Ltd., Class A	28,700	71,799
Lenovo Group, Ltd.	976,000	997,149
Li Ning Co., Ltd.	211,500	1,504,768
ΩLongfor Group Holdings, Ltd.	160,000	435,165
Luxshare Precision Industry Co., Ltd., Class A	21,800	82,184
Luzhou Laojiao Co., Ltd., Class A	11,800	385,604
Mango Excellent Media Co., Ltd., Class A	12,800	66,337
NetEase, Inc.	94,400	1,666,752
Ningbo Orient Wires & Cables Co., Ltd., Class A	2,600	17,594
Ningxia Baofeng Energy Group Co., Ltd., Class A	21,400	40,740
Orient Overseas International, Ltd.	10,500	212,411
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	25,700	15,591
PetroChina Co., Ltd., Class H	1,322,000	914,465
ΩPharmaron Beijing Co., Ltd., Class H	14,600	62,957
Ping An Insurance Group Co. of China, Ltd., Class H	241,500	1,744,360
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	12,300	17,091
Rongsheng Petrochemical Co., Ltd., Class A	109,900	209,855
Satellite Chemical Co., Ltd.	3,770	7,727
SF Holding Co., Ltd., Class A	800	6,523
SG Micro Corp., Class A	2,700	48,398
Shaanxi Coal Industry Co., Ltd., Class A	1,800	5,088
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	1,200	2,427
ΩShandong Gold Mining Co., Ltd., Class H	43,500	92,543
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	3,300	15,196
Shandong Sun Paper Industry JSC, Ltd., Class A	800	1,316
Shanghai M&G Stationery, Inc., Class A	10,000	66,948
*Shanghai Putailai New Energy Technology Co., Ltd., Class A	2,000	15,085
Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,700	2,522
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	1,400	4,075
Shanxi Meijin Energy Co., Ltd., Class A	23,200	26,507
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,300	154,317
Shenzhen Capchem Technology Co., Ltd., Class A	2,100	14,787
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	4,900	220,750
Shinghwa Advanced Material Group Co., Ltd., Class A	400	3,769
Sichuan Hebang Biotechnology Co., Ltd., Class A	76,316	30,424
Sichuan Road and Bridge Group Co., Ltd., Class A	24,200	55,403
Sichuan Swellfun Co., Ltd., Class A	37,700	356,947
Sichuan Yahua Industrial Group Co., Ltd., Class A	7,200	19,520
Sinoma Science & Technology Co., Ltd., Class A	1,300	3,962
Sinopharm Group Co., Ltd., Class H	66,400	234,729
ΩSmoore International Holdings, Ltd.	234,000	271,861
Sunny Optical Technology Group Co., Ltd.	67,600	709,163
Suplet Power Co., Ltd., Class A	6,200	26,284
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	2,900	10,346
TBEA Co., Ltd., Class A	19,500	63,627
Tencent Holdings, Ltd.	166,400	7,300,496
Tianshan Aluminum Group Co., Ltd., Class A	300	314
*Tibet Summit Resources Co., Ltd., Class A	10,400	29,443
Tingyi Cayman Islands Holding Corp.	238,000	414,762
*TongFu Microelectronics Co., Ltd., Class A	13,000	33,593
Tongwei Co., Ltd., Class A	23,700	136,348
*Topchoice Medical Corp., Class A	100	1,722
Tsingtao Brewery Co., Ltd., Class H	12,000	127,951

3

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Unigroup Guoxin Microelectronics Co., Ltd., Class A	840	$12,861
Universal Scientific Industrial Shanghai Co., Ltd., Class A	800	1,626
*Vipshop Holdings, Ltd., Sponsored ADR	12,175	191,147
*Wanhua Chemical Group Co., Ltd., Class A	15,000	199,718
Want Want China Holdings, Ltd.	524,000	333,762
Wuliangye Yibin Co., Ltd., Class A	16,300	397,891
ΩWuXi AppTec Co., Ltd., Class H	28,700	250,991
Xiamen Faratronic Co., Ltd., Class A	100	1,924
Xinyi Solar Holdings, Ltd.	120,000	128,256
ΩYadea Group Holdings, Ltd.	32,000	74,681
*Yangling Metron New Material, Inc., Class A	300	1,975
Yankuang Energy Group Co., Ltd., Class H	212,000	725,130
Yealink Network Technology Corp., Ltd., Class A	4,500	42,853
Yifeng Pharmacy Chain Co., Ltd., Class A	4,600	33,095
*Yixintang Pharmaceutical Group Co., Ltd., Class A	1,600	6,677
YongXing Special Materials Technology Co., Ltd., Class A	390	3,592
YTO Express Group Co., Ltd., Class A	9,100	22,739
Yum China Holdings, Inc.	37,150	2,260,263
Yunda Holding Co., Ltd., Class A	5,100	8,943
Yunnan Aluminium Co., Ltd., Class A	7,200	14,788
*Yunnan Copper Co., Ltd., Class A	5,000	9,093
Yunnan Energy New Material Co., Ltd., Class A	1,100	16,540
Yunnan Tin Co., Ltd., Class A	11,300	25,168
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	22,000	217,418
Zhejiang Supor Co., Ltd., Class A	2,500	18,597
Zhejiang Weiming Environment Protection Co., Ltd., Class A	4,420	11,671
Zhejiang Weixing New Building Materials Co., Ltd., Class A	14,000	44,751
*Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	420	758
Zhejiang Yongtai Technology Co., Ltd., Class A	600	1,479
Zhongsheng Group Holdings, Ltd.	72,500	308,475
Zhuzhou Hongda Electronics Corp., Ltd., Class A	200	1,189
Zhuzhou Kibing Group Co., Ltd., Class A	61,100	90,636
Zijin Mining Group Co., Ltd., Class H	728,000	1,226,023
ZTE Corp., Class H	20,400	65,489

TOTAL CHINA		42,289,798

COLOMBIA — (0.1%)
Bancolombia SA, Sponsored ADR	1,747	42,802
#Ecopetrol SA, Sponsored ADR	13,552	131,725

TOTAL COLOMBIA		174,527

CZECHIA — (0.2%)
CEZ AS	5,059	272,834
ΩMoneta Money Bank A/S	4,231	15,577

TOTAL CZECHIA		288,411

GREECE — (0.4%)
Hellenic Telecommunications Organization SA	12,231	178,914
HELLENIQ ENERGY HOLDINGS S.A.	3,199	25,428
Motor Oil Hellas Corinth Refineries SA	8,130	193,871
OPAP SA	9,262	158,082
Terna Energy SA	705	15,629

TOTAL GREECE		571,924

HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC	21,780	176,701
OTP Bank Nyrt	108	3,291
Richter Gedeon Nyrt	2,668	64,495

TOTAL HUNGARY		244,487

4

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INDIA — (14.8%)
APL Apollo Tubes, Ltd.	9,088	$132,711
Apollo Hospitals Enterprise, Ltd.	7,039	388,238
Asian Paints, Ltd.	14,372	509,708
Astral, Ltd.	9,189	162,533
Balkrishna Industries, Ltd.	1,217	30,995
Berger Paints India, Ltd.	18,169	135,508
Bharat Electronics, Ltd.	378,484	477,751
Bharat Forge, Ltd.	23,053	225,737
Bharti Airtel, Ltd.	119,763	1,169,733
Britannia Industries, Ltd.	8,088	450,034
CG Power & Industrial Solutions, Ltd.	38,629	145,786
Colgate-Palmolive India, Ltd.	316	6,159
Coromandel International, Ltd.	2,650	30,518
Dabur India, Ltd.	20,146	131,186
Deepak Nitrite, Ltd.	2,817	64,996
Divi’s Laboratories, Ltd.	12,144	484,936
Gujarat Fluorochemicals, Ltd.	775	32,025
Havells India, Ltd.	10,015	150,550
HCL Technologies, Ltd.	54,070	703,061
ΩHDFC Asset Management Co., Ltd.	5,498	118,531
Hindalco Industries, Ltd.	116,002	618,167
Hindustan Aeronautics, Ltd.	3,844	137,167
Hindustan Unilever, Ltd.	2,221	66,690
Indian Railway Catering & Tourism Corp., Ltd.	10,231	77,236
Indus Towers, Ltd.	75,580	143,151
Infosys, Ltd.	150,260	2,300,181
Infosys, Ltd., Sponsored ADR	13,708	213,022
ITC, Ltd.	153,693	799,207
Jindal Steel & Power, Ltd.	51,961	370,074
JSW Steel, Ltd.	96,436	854,695
ΩL&T Technology Services, Ltd.	2,337	107,810
ΩLarsen & Toubro Infotech, Ltd.	6,630	358,044
ΩLaurus Labs, Ltd.	7,547	28,367
Marico, Ltd.	79,418	481,732
Mphasis, Ltd.	8,649	191,763
Nestle India, Ltd.	2,532	673,294
Page Industries, Ltd.	453	223,193
Persistent Systems, Ltd.	2,764	160,000
Petronet LNG, Ltd.	82,347	238,379
Pidilite Industries, Ltd.	8,180	241,818
Polycab India, Ltd.	2,205	86,365
Procter & Gamble Hygiene & Health Care, Ltd.	125	21,392
Schaeffler India, Ltd.	865	29,328
Solar Industries India, Ltd.	1,535	71,723
SRF, Ltd.	14,164	439,660
Steel Authority of India, Ltd.	33,286	33,678
Supreme Industries, Ltd.	282	9,379
Tata Communications, Ltd.	8,392	130,182
Tata Consultancy Services, Ltd.	40,809	1,605,332
Tata Elxsi, Ltd.	2,565	208,231
*Tata Motors, Ltd.	83,263	493,405
Tata Steel, Ltd.	401,590	529,736
Tech Mahindra, Ltd.	59,441	743,555
Titan Co., Ltd.	24,284	783,940
Torrent Pharmaceuticals, Ltd.	6,854	138,385
Tube Investments of India, Ltd.	13,408	424,213
TVS Motor Co., Ltd.	12,806	178,133
*United Spirits, Ltd.	20,226	192,074

5

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
UPL, Ltd.	51,344	$464,464
Varun Beverages, Ltd.	18,341	323,896
Vedanta, Ltd.	46,752	159,589

TOTAL INDIA		20,901,346

INDONESIA — (1.9%)
Adaro Energy Indonesia TBK PT	1,216,000	259,447
Bank Central Asia TBK PT	427,200	263,542
Bank Mandiri Persero TBK PT	1,602,200	565,193
Bank Rakyat Indonesia Persero TBK PT	133,300	46,342
Bukit Asam TBK PT	224,300	63,299
Charoen Pokphand Indonesia TBK PT	343,500	107,475
Indo Tambangraya Megah TBK PT	54,700	124,166
Indofood CBP Sukses Makmur TBK PT	7,600	5,479
Kalbe Farma TBK PT	1,232,000	178,040
Mayora Indah TBK PT	11,500	2,038
*Merdeka Copper Gold TBK PT	326,200	87,609
Mitra Keluarga Karyasehat TBK PT	164,000	32,308
*MNC Digital Entertainment TBK PT	31,000	8,516
Sarana Menara Nusantara TBK PT	1,016,000	70,988
Sumber Alfaria Trijaya TBK PT	1,172,000	231,684
Tower Bersama Infrastructure TBK PT	553,700	77,752
Transcoal Pacific TBK PT	40,400	21,136
Unilever Indonesia TBK PT	531,600	159,444
United Tractors TBK PT	192,200	378,635

TOTAL INDONESIA		2,683,093

KOREA, REPUBLIC OF — (13.2%)
BGF retail Co., Ltd.	841	117,252
Celltrion, Inc.	528	63,357
Cheil Worldwide, Inc.	5,101	70,470
CJ CheilJedang Corp.	280	64,749
Coway Co., Ltd.	8,652	317,081
DB HiTek Co., Ltd.	7,829	353,896
DB Insurance Co., Ltd.	1,839	115,418
Dongjin Semichem Co., Ltd.	2,471	54,372
Dongwon Industries Co., Ltd.	32	1,111
Doosan Bobcat, Inc.	178	6,809
Ecopro BM Co., Ltd.	1,096	218,643
Ecopro Co., Ltd.	504	274,895
F&F Co., Ltd.	598	62,999
Foosung Co., Ltd.	2,075	20,883
GS Holdings Corp.	9,548	283,216
Hanmi Pharm Co., Ltd.	80	19,306
Hanon Systems	1,575	10,791
Hansol Chemical Co., Ltd.	2,383	395,268
Hanwha Corp.	545	11,035
*Hanwha Life Insurance Co., Ltd.	35,121	65,078
HD Hyundai Infracore Co., Ltd.	218	1,606
Hite Jinro Co., Ltd.	2,178	36,208
HL Mando Co., Ltd.	58	2,004
HMM Co., Ltd.	37,632	573,590
Hotel Shilla Co., Ltd.	2,248	136,889
Hyosung Advanced Materials Corp.	155	44,992
Hyosung TNC Corp.	144	40,562
Hyundai Glovis Co., Ltd.	1,633	199,733
Hyundai Marine & Fire Insurance Co., Ltd.	1,931	54,176
JYP Entertainment Corp.	3,225	217,345
Kia Corp.	4,644	293,199

6

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Korean Air Lines Co., Ltd.	19,982	$341,145
Kumho Petrochemical Co., Ltd.	2,671	272,209
LEENO Industrial, Inc.	391	39,030
LG Chem, Ltd.	189	104,498
*LG Display Co., Ltd.	14,629	162,204
LG Electronics, Inc.	10,738	876,915
LG H&H Co., Ltd.	77	35,842
LG Innotek Co., Ltd.	1,367	270,152
LG Uplus Corp.	30,574	251,738
LIG Nex1 Co., Ltd.	237	13,865
LX INTERNATIONAL Corp.	961	21,002
Meritz Financial Group, Inc.	7,553	259,028
»OCI Co., Ltd.	338	30,254
Orion Corp.	547	59,220
Pan Ocean Co., Ltd.	25,804	104,882
S-1 Corp.	36	1,571
Samsung Electro-Mechanics Co., Ltd.	5,269	566,504
Samsung Electronics Co., Ltd.	148,209	7,253,205
*Samsung Engineering Co., Ltd.	3,685	80,121
Samsung Fire & Marine Insurance Co., Ltd.	2,010	337,903
Seegene, Inc.	2,678	48,622
SK Hynix, Inc.	38,774	2,592,852
*SK Innovation Co., Ltd.	3,270	422,921
S-Oil Corp.	4,329	241,290
*Studio Dragon Corp.	660	32,596
Youngone Corp.	409	13,492

TOTAL KOREA, REPUBLIC OF		18,559,994

KUWAIT — (0.5%)
Kuwait Finance House KSCP	59,439	144,353
Kuwait Telecommunications Co.	14,973	28,885
Mobile Telecommunications Co. KSCP	127,268	236,382
National Bank of Kuwait SAKP	88,226	288,855

TOTAL KUWAIT		698,475

MALAYSIA — (1.6%)
*AGMO HOLDINGS BHD	4,091	568
Alliance Bank Malaysia BHD	50,700	37,850
Axiata Group BHD	17,500	11,731
Bursa Malaysia BHD	2,000	2,816
#Carlsberg Brewery Malaysia BHD	600	2,844
DiGi.Com BHD	27,100	26,732
#Fraser & Neave Holdings BHD	4,200	24,971
*Greatech Technology BHD	25,600	27,434
Hartalega Holdings BHD	207,700	87,541
Heineken Malaysia BHD	14,800	93,369
#Inari Amertron BHD	368,600	190,064
IOI Corp. BHD	175,300	150,128
#Kuala Lumpur Kepong BHD	63,700	307,040
Malaysian Pacific Industries BHD	10,900	69,156
#Maxis BHD	20,800	20,518
ΩMR DIY Group M BHD	99,700	35,316
#My EG Services BHD	439,886	77,909
#Nestle Malaysia BHD	100	3,038
Petronas Chemicals Group BHD	62,600	99,363
#Petronas Dagangan BHD	4,500	22,840
Press Metal Aluminium Holdings BHD	245,200	283,103
Public Bank BHD	119,800	104,478
QL Resources BHD	57,600	72,960

7

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Scientex BHD	3,500	$2,675
#Sime Darby BHD	140,500	68,352
Sime Darby Plantation BHD	109,900	105,453
#TIME dotCom BHD	132,700	163,328
#*Top Glove Corp. BHD	355,300	78,061
United Plantations BHD	4,400	16,335
ViTrox Corp. BHD	1,000	1,791
Westports Holdings BHD	17,300	13,691
Yinson Holdings BHD	10,640	6,250

TOTAL MALAYSIA		2,207,705

MEXICO — (2.5%)
*America Movil SAB de CV, ADR	70,238	1,509,414
*America Movil SAB de CV, Class B	40,000	42,996
Gruma SAB de CV, Class B	16,340	254,924
Grupo Aeroportuario del Pacifico SAB de CV, Class B	400	7,093
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	2,661	472,514
Grupo Bimbo SAB de CV, Class A	79,788	425,943
Grupo Comercial Chedraui SA de CV	200	1,178
Grupo Mexico SAB de CV, Class B	20,800	101,942
Kimberly-Clark de Mexico SAB de CV, Class A	148,000	334,577
Orbia Advance Corp. SAB de CV	36,600	84,039
Wal-Mart de Mexico SAB de CV	82,800	332,733

TOTAL MEXICO		3,567,353

PHILIPPINES — (0.8%)
Bank of the Philippine Islands	1,089	2,116
BDO Unibank, Inc.	72,464	188,405
DMCI Holdings, Inc.	127,600	22,601
Emperador, Inc.	33,500	12,642
Globe Telecom, Inc.	3,222	98,897
International Container Terminal Services, Inc.	48,650	190,612
Jollibee Foods Corp.	29,260	118,868
PLDT, Inc.	915	19,891
PLDT, Inc., Sponsored ADR	4,958	107,142
San Miguel Corp.	28,700	55,032
San Miguel Food and Beverage, Inc.	300	255
Semirara Mining & Power Corp.	57,600	28,080
Universal Robina Corp.	87,620	232,556

TOTAL PHILIPPINES		1,077,097

POLAND — (0.9%)
Asseco Poland SA	4,144	84,288
Bank Handlowy w Warszawie SA	2,262	49,007
Budimex SA	772	68,093
Cyfrowy Polsat SA	25,124	105,594
*ΩDino Polska SA	1,868	190,604
Grupa Kety SA	599	81,849
*ING Bank Slaski SA	848	32,371
Inter Cars SA	539	67,026
*Jastrzebska Spolka Weglowa SA	4,722	48,819
KGHM Polska Miedz SA	1,807	51,995
LPP SA	99	286,299
*Pepco Group NV	6,347	61,000
Polski Koncern Naftowy ORLEN SA	3,277	50,085
Powszechny Zaklad Ubezpieczen SA	16,819	155,240

TOTAL POLAND		1,332,270

QATAR — (0.9%)
Industries Qatar QSC	13,308	46,651

8

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Ooredoo QPSC	99,367	$269,983
Qatar Gas Transport Co., Ltd.	260,406	283,299
Qatar National Bank QPSC	152,409	643,133

TOTAL QATAR		1,243,066

SAUDI ARABIA — (3.9%)
Almarai Co. JSC	15,117	237,393
*Arabian Internet & Communications Services Co.	953	70,890
Dr Sulaiman Al Habib Medical Services Group Co., Class H	6,058	463,552
Etihad Etisalat Co.	32,211	395,048
Jarir Marketing Co.	4,846	210,859
Mouwasat Medical Services Co.	3,338	219,644
SABIC Agri-Nutrients Co.	23,046	820,899
Sahara International Petrochemical Co.	39,187	404,334
*Saudi Arabian Mining Co.	42,087	778,745
ΩSaudi Arabian Oil Co.	95,615	917,733
Saudi Telecom Co.	81,348	975,994

TOTAL SAUDI ARABIA		5,495,091

SOUTH AFRICA — (3.3%)
Anglo American Platinum, Ltd.	2,501	148,173
AngloGold Ashanti, Ltd., Sponsored ADR	484	12,865
Bid Corp., Ltd.	1,555	35,405
Bidvest Group, Ltd. (The)	13,825	189,450
Capitec Bank Holdings, Ltd.	1,464	127,543
Clicks Group, Ltd.	17,601	257,357
FirstRand, Ltd.	13,816	48,633
Gold Fields, Ltd., Sponsored ADR	70,243	1,092,981
Impala Platinum Holdings, Ltd.	56,979	553,904
Kumba Iron Ore, Ltd.	4,652	112,897
Mr Price Group, Ltd.	3,296	27,116
MTN Group, Ltd.	76,351	535,851
MultiChoice Group	14,107	88,336
Sasol, Ltd.	2,989	38,772
Shoprite Holdings, Ltd.	35,039	427,262
Sibanye Stillwater, Ltd.	140,242	309,651
#Sibanye Stillwater, Ltd., ADR	31,001	277,459
Vodacom Group, Ltd.	13,152	90,081
Woolworths Holdings, Ltd.	73,965	263,153

TOTAL SOUTH AFRICA		4,636,889

TAIWAN — (16.0%)
Accton Technology Corp.	33,000	320,956
ASE Technology Holding Co., Ltd.	523,000	1,718,240
ASPEED Technology, Inc.	2,000	170,123
AU Optronics Corp.	77,400	42,801
China Airlines, Ltd.	1,129,000	697,764
Compeq Manufacturing Co., Ltd.	20,000	28,039
Eclat Textile Co., Ltd.	5,000	79,287
Elite Material Co., Ltd.	25,000	132,959
eMemory Technology, Inc.	5,000	296,820
Eva Airways Corp.	710,000	620,102
Evergreen Marine Corp. Taiwan, Ltd.	189,600	996,028
Far EasTone Telecommunications Co., Ltd.	264,000	677,551
Feng TAY Enterprise Co., Ltd.	65,000	402,781
Giant Manufacturing Co., Ltd.	1,036	6,184
Gigabyte Technology Co., Ltd.	14,000	59,657
Global Unichip Corp.	6,000	194,389
Globalwafers Co., Ltd.	14,000	219,045

9

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Gold Circuit Electronics, Ltd.	14,000	$44,902
International Games System Co., Ltd.	9,000	156,623
King Yuan Electronics Co., Ltd.	30,000	45,865
Micro-Star International Co., Ltd.	27,000	127,787
momo.com, Inc.	4,000	107,864
Nan Ya Printed Circuit Board Corp.	27,000	241,083
Nien Made Enterprise Co., Ltd.	7,000	76,848
Novatek Microelectronics Corp.	76,000	1,034,594
Parade Technologies, Ltd.	3,000	91,535
Powerchip Semiconductor Manufacturing Corp.	273,000	263,742
Powertech Technology, Inc.	84,000	250,832
President Chain Store Corp.	92,000	809,498
Realtek Semiconductor Corp.	55,000	642,271
Sino-American Silicon Products, Inc., Class A	90,000	431,813
TA Chen Stainless Pipe	221,330	320,017
Taiwan Mobile Co., Ltd.	142,000	478,068
Taiwan Semiconductor Manufacturing Co., Ltd.	413,000	6,743,954
Unimicron Technology Corp.	239,000	1,127,267
United Microelectronics Corp.	526,000	840,094
#United Microelectronics Corp., Sponsored ADR	26,400	211,992
Vanguard International Semiconductor Corp.	204,000	575,321
Voltronic Power Technology Corp.	5,000	286,249
Wan Hai Lines, Ltd.	20,950	44,295
Winbond Electronics Corp.	47,000	39,673
Wiwynn Corp.	9,000	341,059
Yang Ming Marine Transport Corp.	303,000	621,918

TOTAL TAIWAN		22,617,890

THAILAND — (1.7%)
Advanced Info Service PCL	48,700	305,199
Bangchak Corp. PCL	105,000	93,016
Bangkok Chain Hospital PCL	244,300	155,247
Banpu PCL	899,000	239,575
Bumrungrad Hospital PCL - NVDR	14,300	99,668
Bumrungrad Hospital PCL, Class F	7,600	52,970
Carabao Group PCL	20,900	43,762
Central Retail Corp. PCL, Class R	87,400	114,537
Chularat Hospital PCL	44,400	4,551
Com7 PCL	78,000	57,676
Delta Electronics Thailand PCL	15,500	33,022
Dohome PCL	27,625	10,436
Forth Corp. PCL	24,800	20,154
Gunkul Engineering PCL	111,200	12,309
Home Product Center PCL	498,300	204,296
IRPC PCL	547,400	37,832
KCE Electronics PCL	30,500	33,941
Krungthai Card PCL - NVDR	28,100	43,408
Mega Lifesciences PCL	600	721
Minor International PCL - NVDR	101,400	93,538
*PSG Corp. PCL	17,400	530
PTT Exploration & Production PCL	72,800	315,525
PTT PCL	69,400	63,003
Siam Global House PCL	15,937	7,981
Star Petroleum Refining PCL	11,100	3,153
*»STARK Corp. PCL	179,200	12,490
Thai Oil PCL	44,400	60,461
Thonburi Healthcare Group PCL, Class R	29,500	57,881
*True Corp. PCL, Class R	727,842	169,452

TOTAL THAILAND		2,346,334

10

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
TURKEY — (0.8%)
Aksa Akrilik Kimya Sanayii A/S	11,451	$38,654
BIM Birlesik Magazalar A/S	27,662	222,170
Coca-Cola Icecek AS	1,881	22,777
Dogus Otomotiv Servis ve Ticaret A/S	1,794	11,291
*Eregli Demir ve Celik Fabrikalari TAS	3,905	6,654
Ford Otomotiv Sanayi A/S	2,801	77,398
*Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	832	2,866
*Gubre Fabrikalari TAS	2,389	24,826
KOC Holding A/S	12,931	50,299
*Migros Ticaret A/S	2,138	19,172
*Otokar Otomotiv Ve Savunma Sanayi A/S	20	864
*Pegasus Hava Tasimaciligi A/S	2,431	55,462
*Petkim Petrokimya Holding A/S	45,699	30,547
*Sasa Polyester Sanayi A/S	9,723	49,794
Tofas Turk Otomobil Fabrikasi A/S	11,606	114,578
*Turk Telekomunikasyon A/S	29,591	24,755
Turk Traktor ve Ziraat Makineleri A/S	316	9,067
Turkcell Iletisim Hizmetleri AS	98,537	167,705
Turkiye Petrol Rafinerileri A/S	48,318	164,718
Vestel Beyaz Esya Sanayi ve Ticaret A/S - NVDR	922	502
Yapi ve Kredi Bankasi AS	4,682	2,280

TOTAL TURKEY		1,096,379

UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Islamic Bank PJSC	52,159	161,363
Abu Dhabi National Oil Co. for Distribution PJSC	168,112	200,984
Emirates NBD Bank PJSC	44,475	170,778
Emirates Telecommunications Group Co. PJSC	196,740	1,285,882

TOTAL UNITED ARAB EMIRATES		1,819,007

TOTAL COMMON STOCKS		139,342,490

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*Braskem SA	20,200	79,906
Petroleo Brasileiro SA	204,700	969,726

TOTAL BRAZIL		1,049,632

TOTAL PREFERRED STOCKS		1,049,632

RIGHT/WARRANT — (0.0%)
MALAYSIA — (0.0%)
*Yinson Holdings BHD	788	105

TOTAL MALAYSIA		105

TOTAL RIGHT/WARRANT		105

TOTAL INVESTMENT SECURITIES — (99.7%)
(Cost $135,279,053)		140,392,227

SECURITIES LENDING COLLATERAL — (0.3%)
@§The DFA Short Term Investment Fund	39,146	452,735

TOTAL INVESTMENTS — (100.0%)
(Cost $135,731,788)		$140,844,962

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

11

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

12

DIMENSIONAL EMERGING MARKETS VALUE ETF

SCHEDULES OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.0%)
BRAZIL — (2.7%)
*Anima Holding SA	25,800	$11,913
Atacadao SA	3,800	8,165
Banco ABC Brasil SA, Preference	10,400	34,758
Banco Bradesco SA	121,600	301,882
Banco do Brasil SA	117,100	1,003,210
Banco Modal SA	29,400	11,518
Banco Santander Brasil SA	6,600	35,448
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,900	18,834
BrasilAgro - Co. Brasileira de Propriedades Agricolas, ADR	384	1,832
*BRF SA	89,017	112,809
Camil Alimentos SA	13,000	18,709
Cia Brasileira de Aluminio	10,800	11,398
*Cia Brasileira de Distribuicao	60,200	180,497
Cia Siderurgica Nacional SA	96,600	274,381
Cielo SA	118,400	129,219
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	124,500	384,486
Dexco SA	57,675	67,902
Diagnosticos da America SA	11,900	20,100
*Embraer SA	21,319	82,756
*Embraer SA, Sponsored ADR	29,349	453,442
Empreendimentos Pague Menos S/A	8,900	5,230
*Enauta Participacoes SA	23,100	53,331
Eternit SA	12,400	23,200
Even Construtora e Incorporadora SA	8,600	8,681
Ez Tec Empreendimentos e Participacoes SA	10,900	31,657
*Gafisa S/A	29,400	33,673
Gerdau SA, Sponsored ADR	180,705	901,718
GRUPO DE MODA SOMA SA	60,119	100,942
Guararapes Confeccoes SA	7,800	6,595
*ΩHapvida Participacoes e Investimentos SA	379,300	209,254
*Hidrovias do Brasil SA	34,785	17,800
*International Meal Co. Alimentacao SA	1,100	462
Iochpe Maxion SA	23,900	54,222
*IRB-Brasil Resseguros SA	10,112	63,610
Jalles Machado SA	15,900	24,981
JBS SA	110,400	395,007
JHSF Participacoes SA	70,700	54,832
M Dias Branco SA	4,700	26,869
Marcopolo SA	700	390
Movida Participacoes SA	12,400	21,341
MRV Engenharia e Participacoes SA	55,400	79,731
Multilaser Industrial SA	22,176	8,821
*Natura & Co. Holding SA	142,200	314,367
Petroleo Brasileiro SA	761,700	4,060,593
Petroleo Brasileiro SA, Sponsored ADR	24,150	229,183
Positivo Tecnologia SA	14,800	22,158
Qualicorp Consultoria e Corretora de Seguros SA	17,900	14,204
Romi SA	242	725
TIM SA	99,478	278,380
Tupy SA	8,900	39,671
Usinas Siderurgicas de Minas Gerais SA Usiminas	10,900	15,360
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	20,187
*Via S/A	225,799	83,047

1

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Vibra Energia SA	23,150	$61,081
*YDUQS Participacoes SA	33,000	53,561
*Zamp SA	16,400	13,768

TOTAL BRAZIL		10,491,891

CHILE — (0.5%)
Banco de Credito e Inversiones SA	1,369	41,553
Besalco SA	544	274
CAP SA	6,962	49,041
*Cencosud SA	290,212	595,093
Cia Sud Americana de Vapores SA	1,026,112	105,512
Empresa Nacional de Telecomunicaciones SA	16,210	67,853
Empresas CMPC SA	76,844	121,173
Empresas Copec SA	48,958	342,793
Enel Americas SA	858,422	117,706
Falabella SA	44,666	96,378
Grupo Security SA	201,819	43,032
Hortifrut SA	724	1,169
Inversiones Aguas Metropolitanas SA	36,576	25,539
Itau CorpBanca Chile SA	21,718,487	49,272
Ripley Corp. SA	116,466	23,699
Salfacorp SA	33,875	13,847
Sigdo Koppers SA	452	642
SMU SA	292,552	51,419
Sociedad Matriz SAAM SA	402,326	41,144
SONDA SA	69,459	35,311

TOTAL CHILE		1,822,450

CHINA — (29.8%)
360 Security Technology, Inc., Class A	38,300	88,347
Ω3SBio, Inc.	289,000	289,004
5I5J Holding Group Co., Ltd., Class A	78,400	35,558
#*AAC Technologies Holdings, Inc.	183,500	385,706
ΩAAG Energy Holdings, Ltd.	123,000	25,697
Accelink Technologies Co., Ltd., Class A	4,400	15,221
ADAMA, Ltd., Class A	2,700	3,334
Addsino Co., Ltd., Class A	22,100	32,368
*Advanced Technology & Materials Co., Ltd., Class A	12,200	15,454
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	2,600	3,643
*Agile Group Holdings, Ltd.	212,000	42,941
Agricultural Bank of China, Ltd., Class H	5,361,000	2,069,304
*Air China, Ltd., Class H	4,000	3,526
*Alibaba Group Holding, Ltd.	267,400	2,794,962
*Alibaba Group Holding, Ltd., Sponsored ADR	885	74,951
*Alibaba Pictures Group, Ltd.	2,670,000	168,365
ΩA-Living Smart City Services Co., Ltd.	317,500	253,599
Allmed Medical Products Co., Ltd., Class A	7,100	11,753
Aluminum Corp. of China, Ltd., Class H	942,000	556,807
Angang Steel Co., Ltd., Class H	286,000	94,727
Anhui Conch Cement Co., Ltd., Class H	387,000	1,217,710
Anhui Construction Engineering Group Co., Ltd., Class A	42,000	38,158
Anhui Guangxin Agrochemical Co., Ltd., Class A	280	1,181
Anhui Honglu Steel Construction Group Co., Ltd., Class A	700	3,257
*Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	10,100	12,094
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	29,100	22,067
*Anhui Tatfook Technology Co., Ltd., Class A	3,600	4,742
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	6,700	11,197
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	31,300	32,235
Anhui Zhongding Sealing Parts Co., Ltd., Class A	5,500	9,279

2

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Anton Oilfield Services Group	10,000	$580
Aoshikang Technology Co., Ltd., Class A	8,500	49,319
*Aotecar New Energy Technology Co., Ltd., Class A	153,000	57,017
APT Satellite Holdings, Ltd.	36,000	11,603
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	2,000	7,046
ΩAsiaInfo Technologies, Ltd.	12,000	21,921
Avary Holding Shenzhen Co., Ltd., Class A	18,500	69,770
AviChina Industry & Technology Co., Ltd., Class H	786,000	423,544
ΩBAIC Motor Corp., Ltd., Class H	399,500	111,963
*Baidu, Inc., Class A	178,500	2,630,919
*Baidu, Inc., Sponsored ADR	1,828	220,475
Bank of Beijing Co., Ltd., Class A	53,800	36,834
Bank of Changsha Co., Ltd., Class A	47,400	56,073
Bank of Chengdu Co., Ltd., Class A	61,100	121,260
Bank of China, Ltd., Class H	12,345,000	4,922,337
Bank of Chongqing Co., Ltd., Class H	3,000	1,701
Bank of Communications Co., Ltd., Class H	1,139,000	734,193
Bank of Guiyang Co., Ltd., Class A	14,200	11,588
Bank of Hangzhou Co., Ltd., Class A	36,800	66,762
Bank of Jiangsu Co., Ltd., Class A	148,700	165,598
Bank of Nanjing Co., Ltd., Class A	96,500	131,301
Bank of Ningbo Co., Ltd., Class A	56,500	223,446
Bank of Shanghai Co., Ltd., Class A	27,300	24,763
Bank of Suzhou Co., Ltd., Class A	50,430	54,777
*Bank of Tianjin Co., Ltd., Class H	500	119
*ΩBank of Zhengzhou Co., Ltd., Class H	141,000	19,399
Baoshan Iron & Steel Co., Ltd., Class A	310,200	288,548
#*Baozun, Inc., Class A	13,900	20,611
BBMG Corp., Class H	165,000	21,230
Beibuwan Port Co., Ltd., Class A	11,996	14,849
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	12,600	20,474
Beijing Capital Development Co., Ltd., Class A	26,800	17,303
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	33,100	14,343
*Beijing Dabeinong Technology Group Co., Ltd., Class A	4,300	4,391
Beijing Enlight Media Co., Ltd., Class A	20,400	30,114
*Beijing Enterprises Clean Energy Group, Ltd.	140,000	1,106
Beijing Enterprises Holdings, Ltd.	25,500	105,575
Beijing Enterprises Water Group, Ltd.	732,000	185,567
Beijing GeoEnviron Engineering & Technology, Inc., Class A	15,400	21,955
Beijing Haixin Energy Technology Co., Ltd., Class A	78,200	40,889
*Beijing Jetsen Technology Co., Ltd., Class A	151,600	152,186
Beijing Jingyuntong Technology Co., Ltd., Class A	11,800	10,721
Beijing New Building Materials PLC, Class A	17,400	66,652
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	14,200	23,485
Beijing Originwater Technology Co., Ltd., Class A	1,264	999
Beijing Shougang Co., Ltd., Class A	1,300	695
Beijing Shunxin Agriculture Co., Ltd., Class A	5,700	28,495
Beijing Sinnet Technology Co., Ltd., Class A	20,800	36,984
Beijing SL Pharmaceutical Co., Ltd., Class A	31,000	42,538
*Beijing Thunisoft Corp., Ltd., Class A	300	389
Beijing Ultrapower Software Co., Ltd., Class A	64,900	128,708
Beijing Yanjing Brewery Co., Ltd., Class A	49,100	92,835
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	3,900	6,687
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	188,400	147,765
Black Peony Group Co., Ltd., Class A	42,300	40,753
Bluefocus Intelligent Communications Group Co., Ltd., Class A	10,900	20,593
ΩBOC Aviation, Ltd.	82,900	654,760
BOC International China Co., Ltd., Class A	12,300	19,063

3

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
BOE Technology Group Co., Ltd., Class A	658,800	$382,534
Bright Dairy & Food Co., Ltd., Class A	26,900	41,963
B-Soft Co., Ltd., Class A	2,200	2,733
BTG Hotels Group Co., Ltd., Class A	4,800	15,017
BYD Electronic International Co., Ltd.	78,500	236,503
By-health Co., Ltd., Class A	400	1,380
C&D International Investment Group, Ltd.	16,000	49,020
C&S Paper Co., Ltd., Class A	3,430	5,836
Camel Group Co., Ltd., Class A	7,600	10,462
Cangzhou Mingzhu Plastic Co., Ltd., Class A	30,600	19,492
Canny Elevator Co., Ltd., Class A	10,700	13,152
*Capital Environment Holdings, Ltd.	26,000	464
CECEP Solar Energy Co., Ltd., Class A	41,500	41,720
CECEP Wind-Power Corp., Class A	38,460	21,221
Central China New Life, Ltd.	24,000	8,255
#CGN New Energy Holdings Co., Ltd.	458,000	144,695
CGN Nuclear Technology Development Co., Ltd., Class A	12,000	13,208
Changchun Faway Automobile Components Co., Ltd., Class A	1,700	1,991
Changjiang Securities Co., Ltd., Class A	2,000	1,638
#*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	600	265
Chaowei Power Holdings, Ltd.	43,000	9,038
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	1,700	3,474
Chengdu Hongqi Chain Co., Ltd., Class A	143,600	129,428
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	800	2,139
Chengdu Wintrue Holding Co., Ltd., Class A	18,800	28,024
Chengtun Mining Group Co., Ltd., Class A	1,000	757
*Chengzhi Co., Ltd., Class A	10,600	12,601
China Aerospace International Holdings, Ltd.	226,000	11,948
China Aircraft Leasing Group Holdings, Ltd.	1,000	627
ΩChina Bohai Bank Co., Ltd., Class H	156,000	25,835
China CAMC Engineering Co., Ltd., Class A	39,200	79,779
China Cinda Asset Management Co., Ltd., Class H	1,158,000	137,192
China CITIC Bank Corp., Ltd., Class H	687,000	371,072
China Coal Energy Co., Ltd., Class H	704,000	602,667
China Communications Services Corp., Ltd., Class H	576,000	314,786
*China Conch Environment Protection Holdings, Ltd.	80,500	25,022
China Conch Venture Holdings, Ltd.	427,000	678,857
China Construction Bank Corp., Class H	17,827,000	11,922,668
China CSSC Holdings, Ltd., Class A	20,600	77,095
*China Design Group Co., Ltd., Class A	700	964
#*»China Dili Group	18,000	568
#ΩChina East Education Holdings, Ltd.	16,500	8,240
*China Eastern Airlines Corp., Ltd., Class H	80,000	31,389
China Education Group Holdings, Ltd.	147,000	130,335
China Everbright Bank Co., Ltd., Class H	285,000	91,129
ΩChina Everbright Greentech, Ltd.	106,000	20,390
China Foods, Ltd.	106,000	38,890
China Galaxy Securities Co., Ltd., Class H	678,000	367,075
China Gas Holdings, Ltd.	827,400	1,060,350
China Glass Holdings, Ltd.	4,000	515
China Gold International Resources Corp., Ltd.	46,300	235,927
China Great Wall Securities Co., Ltd., Class A	600	757
China Greatwall Technology Group Co., Ltd., Class A	12,500	20,944
China Green Electricity Investment of Tianjin Co., Ltd., Class A	17,500	29,498
*China High Speed Transmission Equipment Group Co., Ltd.	20,000	7,287
China Hongqiao Group, Ltd.	348,000	340,911
China International Marine Containers Group Co., Ltd., Class H	63,250	40,771
China Jinmao Holdings Group, Ltd.	1,269,281	236,073

4

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Jushi Co., Ltd., Class A	91,772	$193,267
China Kepei Education Group, Ltd.	2,000	655
China Lesso Group Holdings, Ltd.	267,000	229,929
China Life Insurance Co., Ltd., Class H	59,000	112,891
China Lilang, Ltd.	24,000	13,024
*»China Maple Leaf Educational Systems, Ltd.	6,000	51
China Medical System Holdings, Ltd.	45,000	74,523
China Meheco Co., Ltd., Class A	4,720	9,701
China Merchants Bank Co., Ltd., Class H	476,500	2,285,408
China Merchants Land, Ltd.	6,000	371
China Merchants Port Holdings Co., Ltd.	98,216	145,387
China Merchants Property Operation & Service Co., Ltd., Class A	5,700	12,786
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	45,700	90,169
China Minsheng Banking Corp., Ltd., Class H	672,000	246,546
China Modern Dairy Holdings, Ltd.	339,000	41,890
China National Accord Medicines Corp., Ltd., Class A	2,100	19,716
China National Building Material Co., Ltd., Class H	978,000	730,083
China National Chemical Engineering Co., Ltd., Class A	52,400	80,153
China National Nuclear Power Co., Ltd., Class A	249,500	248,662
ΩChina New Higher Education Group, Ltd.	51,000	17,672
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	110,300	83,961
*China Nonferrous Mining Corp., Ltd.	22,000	11,210
*China Oil & Gas Group, Ltd.	20,000	662
China Oilfield Services, Ltd., Class H	202,000	236,742
China Overseas Grand Oceans Group, Ltd.	188,894	109,006
China Overseas Land & Investment, Ltd.	757,000	1,913,257
China Pacific Insurance Group Co., Ltd., Class H	489,400	1,455,750
China Petroleum & Chemical Corp., Class H	4,928,000	3,220,505
China Publishing & Media Co., Ltd., Class A	77,200	111,062
China Railway Group, Ltd., Class H	680,000	521,484
ΩChina Railway Signal & Communication Corp., Ltd., Class H	69,000	32,347
China Railway Tielong Container Logistics Co., Ltd., Class A	26,800	24,155
China Reinsurance Group Corp., Class H	255,000	19,491
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	1,500	8,227
China Resources Cement Holdings, Ltd.	632,000	285,007
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	3,300	9,905
China Resources Gas Group, Ltd.	47,600	150,078
China Resources Land, Ltd.	636,000	2,949,133
China Resources Medical Holdings Co., Ltd.	91,500	85,207
ΩChina Resources Pharmaceutical Group, Ltd.	379,500	376,121
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	5,500	46,831
China Risun Group, Ltd.	62,000	28,986
China Sanjiang Fine Chemicals Co., Ltd.	69,000	15,119
*ΩChina Shengmu Organic Milk, Ltd.	17,000	682
China Shenhua Energy Co., Ltd., Class H	597,500	1,979,006
China Shuifa Singyes Energy Holdings, Ltd.	3,000	267
*China South City Holdings, Ltd.	508,000	33,004
China South Publishing & Media Group Co., Ltd., Class A	19,900	39,839
*China Southern Airlines Co., Ltd., Class H	66,000	46,074
China Starch Holdings, Ltd.	10,000	247
China State Construction Engineering Corp., Ltd., Class A	574,900	545,566
China State Construction International Holdings, Ltd.	380,000	471,012
#China Sunshine Paper Holdings Co., Ltd.	56,000	19,475
China Taiping Insurance Holdings Co., Ltd.	610,600	698,504
*China Tianrui Group Cement Co., Ltd.	3,000	2,198
China Tianying, Inc., Class A	44,400	29,693
ΩChina Tower Corp., Ltd., Class H	8,624,000	1,098,613
China Traditional Chinese Medicine Holdings Co., Ltd.	628,000	342,404

5

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*China TransInfo Technology Co., Ltd., Class A	11,500	$24,152
*China Travel International Investment Hong Kong, Ltd.	278,000	59,142
China Tungsten And Hightech Materials Co., Ltd., Class A	9,000	17,290
China Vanke Co., Ltd., Class H	168,800	262,772
China West Construction Group Co., Ltd., Class A	30,700	40,086
China XLX Fertiliser, Ltd.	61,000	29,218
China Yongda Automobiles Services Holdings, Ltd.	179,000	119,943
*ΩChina Yuhua Education Corp., Ltd.	8,000	1,315
*China Zheshang Bank Co., Ltd., Class H	68,000	24,342
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	29,400	38,856
Chinasoft International, Ltd.	246,000	163,271
Chongqing Changan Automobile Co., Ltd., Class A	78,230	134,578
Chongqing Department Store Co., Ltd., Class A	1,300	5,552
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	5,660	14,495
Chongqing Fuling Zhacai Group Co., Ltd., Class A	300	1,118
Chongqing Rural Commercial Bank Co., Ltd., Class H	274,000	105,762
*Chongqing Sanfeng Environment Group Corp., Ltd., Class A	3,200	3,476
*Chongqing Zaisheng Technology Corp., Ltd., Class A	5,900	3,809
Chongqing Zongshen Power Machinery Co., Ltd., Class A	11,100	10,357
Chow Tai Seng Jewellery Co., Ltd., Class A	19,100	46,679
»CIFI Ever Sunshine Services Group, Ltd.	14,000	5,440
CIMC Enric Holdings, Ltd.	58,000	53,272
CITIC Securities Co., Ltd., Class H	42,000	88,067
CITIC, Ltd.	886,000	1,109,489
*City Development Environment Co., Ltd., Class A	3,500	5,950
#*CMGE Technology Group, Ltd.	50,000	16,115
CMOC Group, Ltd., Class H	12,000	7,322
CMST Development Co., Ltd., Class A	900	786
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	1,160	1,057
CNOOC Energy Technology & Services, Ltd., Class A	84,300	44,931
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	3,800	7,684
COFCO Biotechnology Co., Ltd., Class A	35,300	40,229
COFCO Joycome Foods, Ltd.	520,000	133,811
Comba Telecom Systems Holdings, Ltd.	148,000	28,846
Concord New Energy Group, Ltd.	720,000	64,205
*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	34,000	34,867
COSCO SHIPPING Holdings Co., Ltd., Class H	523,500	605,534
Country Garden Holdings Co., Ltd.	1,493,000	382,289
Country Garden Services Holdings Co., Ltd.	113,000	176,196
CPMC Holdings, Ltd.	58,000	33,101
*CPT Technology Group Co., Ltd., Class A	4,200	1,183
CQ Pharmaceutical Holding Co., Ltd., Class A	23,600	26,725
*Crazy Sports Group, Ltd.	22,000	527
CRRC Corp., Ltd., Class H	37,000	23,897
CSG Holding Co., Ltd., Class A	800	759
CSPC Innovation Pharmaceutical Co., Ltd., Class A	3,240	5,840
CTS International Logistics Corp., Ltd., Class A	26,900	38,777
Daan Gene Co., Ltd., Class A	10,400	23,404
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	94,700	69,077
Dare Power Dekor Home Co., Ltd., Class A	200	241
Dazzle Fashion Co., Ltd., Class A	3,300	7,564
DBG Technology Co., Ltd., Class A	8,100	11,992
DeHua TB New Decoration Materials Co., Ltd., Class A	1,000	1,569
Dexin China Holdings Co., Ltd.	167,000	11,914
DHC Software Co., Ltd., Class A	89,900	101,025
Dian Diagnostics Group Co., Ltd., Class A	3,600	14,081
Digital China Group Co., Ltd., Class A	10,000	38,508
Dong-E-E-Jiao Co., Ltd., Class A	2,100	15,612

6

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Dongfang Electric Corp., Ltd., Class H	5,200	$7,340
Dongfang Electronics Co., Ltd., Class A	500	649
Dongguan Development Holdings Co., Ltd., Class A	2,800	4,036
Dongxing Securities Co., Ltd., Class A	800	962
Dongyue Group, Ltd.	508,000	514,478
East Group Co., Ltd., Class A	3,500	4,434
E-Commodities Holdings, Ltd.	8,000	1,325
Edvantage Group Holdings, Ltd.	35,311	12,235
EEKA Fashion Holdings, Ltd.	13,000	18,283
Era Co., Ltd., Class A	3,800	2,849
Essex Bio-technology, Ltd.	22,000	10,229
Eternal Asia Supply Chain Management, Ltd., Class A	3,100	2,454
#EVA Precision Industrial Holdings, Ltd.	256,000	28,372
ΩEverbright Securities Co., Ltd., Class H	11,000	8,127
*Fangda Carbon New Material Co., Ltd., Class A	13,000	12,111
Fangda Special Steel Technology Co., Ltd., Class A	36,100	27,844
Fanhua, Inc., ADR	2,512	20,724
*FAW Jiefang Group Co., Ltd., Class A	14,800	17,401
FAWER Automotive Parts Co., Ltd., Class A	45,500	30,626
Fiberhome Telecommunication Technologies Co., Ltd., Class A	5,600	16,541
*FIH Mobile, Ltd.	158,000	16,505
Financial Street Holdings Co., Ltd., Class A	32,800	23,878
First Capital Securities Co., Ltd., Class A	57,500	49,168
Fosun International, Ltd.	467,000	326,607
Founder Securities Co., Ltd., Class A	1,800	1,820
Foxconn Industrial Internet Co., Ltd., Class A	83,800	195,119
Fu Shou Yuan International Group, Ltd.	39,000	31,598
Fufeng Group, Ltd.	317,000	191,818
Fujian Funeng Co., Ltd., Class A	6,600	11,201
*Fujian Green Pine Co., Ltd., Class A	200	170
Fujian Star-net Communication Co., Ltd., Class A	800	2,451
Fujian Sunner Development Co., Ltd., Class A	6,300	19,473
Fulongma Group Co., Ltd., Class A	200	287
Fusen Pharmaceutical Co., Ltd.	2,000	344
Gansu Qilianshan Cement Group Co., Ltd., Class A	7,300	11,883
Gansu Shangfeng Cement Co., Ltd., Class A	13,360	21,709
GCL Energy Technology Co., Ltd.	12,800	26,309
*GDS Holdings, Ltd., Class A	159,100	306,043
Geely Automobile Holdings, Ltd.	600,000	737,589
GEM Co., Ltd., Class A	33,900	34,423
Gemdale Corp., Class A	45,400	53,510
Gemdale Properties & Investment Corp., Ltd.	628,000	41,601
Getein Biotech, Inc., Class A	2,700	5,553
GF Securities Co., Ltd., Class H	107,200	153,496
Giant Network Group Co., Ltd., Class A	13,500	30,887
GoerTek, Inc., Class A	38,100	97,627
GoldenHome Living Co., Ltd., Class A	400	2,048
Goldenmax International Group, Ltd., Class A	22,600	27,649
Gotion High-tech Co., Ltd., Class A	5,800	23,038
Grand Pharmaceutical Group, Ltd.	126,500	82,186
*Grandjoy Holdings Group Co., Ltd., Class A	57,400	30,345
*Greattown Holdings, Ltd., Class A	1,000	449
*Greatview Aseptic Packaging Co., Ltd.	78,000	17,389
Gree Electric Appliances, Inc. of Zhuhai, Class A	36,608	208,018
Greenland Hong Kong Holdings, Ltd.	4,000	306
Greentown China Holdings, Ltd.	227,500	272,424
GRG Banking Equipment Co., Ltd., Class A	59,200	101,157
GRG Metrology & Test Group Co., Ltd., Class A	3,600	11,783

7

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Guangdong Advertising Group Co., Ltd., Class A	16,300	$13,726
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,500	22,512
Guangdong Dongpeng Holdings Co., Ltd.	2,300	2,757
*Guangdong Dowstone Technology Co., Ltd., Class A	1,400	2,651
Guangdong HEC Technology Holding Co., Ltd., Class A	14,200	15,937
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	35,200	16,982
*Guangdong Hybribio Biotech Co., Ltd., Class A	5,700	12,062
Guangdong Sirio Pharma Co., Ltd., Class A	2,700	13,720
Guangdong South New Media Co., Ltd., Class A	5,100	36,214
Guangdong Tapai Group Co., Ltd., Class A	15,000	17,571
Guangdong Topstar Technology Co., Ltd., Class A	200	356
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	9,700	22,880
Guanghui Energy Co., Ltd., Class A	52,100	69,911
*Guangshen Railway Co., Ltd., Class H	134,000	31,239
Guangxi Liugong Machinery Co., Ltd., Class A	21,900	24,104
Guangxi Wuzhou Communications Co., Ltd., Class A	600	373
Guangzhou Automobile Group Co., Ltd., Class H	330,000	204,729
Guangzhou Haige Communications Group, Inc. Co., Class A	18,900	26,890
Guangzhou KDT Machinery Co., Ltd., Class A	6,100	14,626
Guangzhou Zhujiang Brewery Co., Ltd., Class A	13,800	18,677
Guizhou Panjiang Refined Coal Co., Ltd., Class A	51,100	50,043
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	37,900	26,660
Guomai Technologies, Inc., Class A	400	449
Guosen Securities Co., Ltd., Class A	31,100	42,271
*Guosheng Financial Holding, Inc., Class A	8,400	9,925
ΩGuotai Junan Securities Co., Ltd., Class H	5,200	6,690
Guoyuan Securities Co., Ltd., Class A	1,100	1,112
*Hainan Meilan International Airport Co., Ltd.	13,000	26,828
Haitian International Holdings, Ltd.	50,000	129,301
Haitong Securities Co., Ltd., Class H	226,000	149,709
*Hand Enterprise Solutions Co., Ltd., Class A	2,000	3,111
*Hang Zhou Great Star Industrial Co., Ltd., Class A	7,200	19,718
Hangcha Group Co., Ltd., Class A	9,000	27,728
Hangxiao Steel Structure Co., Ltd., Class A	87,000	55,795
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	8,100	10,787
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	700	4,944
Hangzhou Robam Appliances Co., Ltd., Class A	800	3,010
*Han’s Laser Technology Industry Group Co., Ltd., Class A	14,300	53,951
HBIS Resources Co., Ltd., Class A	300	602
Health & Happiness H&H International Holdings, Ltd.	30,500	52,064
Hefei Urban Construction Development Co., Ltd., Class A	23,300	22,246
Hello Group, Inc., ADR	9,896	82,731
Henan Lingrui Pharmaceutical Co., Class A	700	1,689
Henan Shenhuo Coal & Power Co., Ltd., Class A	2,400	5,651
Henan Yuguang Gold & Lead Co., Ltd., Class A	300	276
Hengan International Group Co., Ltd.	22,000	98,090
Hengli Petrochemical Co., Ltd., Class A	69,500	158,610
Hengtong Optic-electric Co., Ltd., Class A	20,400	42,902
Hengyi Petrochemical Co., Ltd., Class A	43,100	47,749
Hesteel Co., Ltd., Class A	373,100	124,488
Hexing Electrical Co., Ltd., Class A	200	625
Hisense Home Appliances Group Co., Ltd., Class H	33,000	76,090
*Holitech Technology Co., Ltd., Class A	68,200	30,636
*Hongda Xingye Co., Ltd., Class A	20,900	7,728
*Hongli Zhihui Group Co., Ltd., Class A	26,000	26,626
Hongta Securities Co., Ltd., Class A	8,200	9,771
#*ΩHope Education Group Co., Ltd.	1,294,000	98,906
Hopson Development Holdings, Ltd.	135,755	120,365

8

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*ΩHua Hong Semiconductor, Ltd.	80,000	$326,628
Huafon Chemical Co., Ltd., Class A	56,200	58,447
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	53,200	29,969
Huafu Fashion Co., Ltd., Class A	32,300	14,369
Huagong Tech Co., Ltd., Class A	4,300	20,695
Huaibei Mining Holdings Co., Ltd., Class A	7,600	14,918
Huapont Life Sciences Co., Ltd., Class A	24,700	18,837
ΩHuatai Securities Co., Ltd., Class H	83,600	107,776
Huaxi Securities Co., Ltd., Class A	1,100	1,404
Huaxia Bank Co., Ltd., Class A	49,400	41,100
Huaxin Cement Co., Ltd., Class A	500	1,065
*Huaxin Cement Co., Ltd., Class H	31,600	31,439
Huayu Automotive Systems Co., Ltd., Class A	30,900	73,108
Hubei Biocause Pharmaceutical Co., Ltd., Class A	144,400	71,749
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,642	43,940
Hubei Xingfa Chemicals Group Co., Ltd., Class A	8,800	31,396
Humanwell Healthcare Group Co., Ltd., Class A	17,900	69,757
Hunan Valin Steel Co., Ltd., Class A	35,600	27,150
*Hytera Communications Corp., Ltd., Class A	128,200	110,919
*HyUnion Holding Co., Ltd., Class A	7,000	7,472
IKD Co., Ltd., Class A	300	829
ΩIMAX China Holding, Inc.	200	194
Industrial & Commercial Bank of China, Ltd., Class H	9,453,000	5,081,805
Industrial Bank Co., Ltd., Class A	127,900	318,122
Industrial Securities Co., Ltd., Class A	33,440	32,458
Infore Environment Technology Group Co., Ltd., Class A	33,200	25,416
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	385,600	101,367
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	14,500	28,211
Inner Mongolia ERDOS Resources Co., Ltd., Class A	420	877
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	3,200	2,006
*Inner Mongolia Xingye Mining Co., Ltd., Class A	5,200	6,550
Inner Mongolia Yitai Coal Co., Ltd., Class H	18,200	37,142
Inspur Electronic Information Industry Co., Ltd., Class A	4,800	28,495
Intco Medical Technology Co., Ltd., Class A	7,060	22,312
#IVD Medical Holding, Ltd.	4,000	703
JCET Group Co., Ltd., Class A	25,704	102,285
*Jiajiayue Group Co., Ltd., Class A	300	640
Jiangling Motors Corp., Ltd., Class A	6,000	11,873
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	23,800	26,848
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,800	3,294
Jiangsu Huahong Technology Stock Co., Ltd., Class A	3,400	6,325
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	76,900	45,319
*Jiangsu Leike Defense Technology Co., Ltd., Class A	600	425
*Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	6,000	33,322
Jiangsu Linyang Energy Co., Ltd., Class A	25,300	28,687
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	2,800	11,498
Jiangsu Shagang Co., Ltd., Class A	55,200	31,255
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	3,900	5,588
*Jiangsu Sopo Chemical Co., Class A	9,100	9,135
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	81,740	54,428
Jiangsu Zhongtian Technology Co., Ltd., Class A	21,900	46,152
Jiangxi Copper Co., Ltd., Class H	50,000	88,664
Jiangxi Wannianqing Cement Co., Ltd., Class A	17,600	22,422
Jiangzhong Pharmaceutical Co., Ltd., Class A	8,900	30,017
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	18,200	13,565
Jinchuan Group International Resources Co., Ltd.	266,000	18,976
*Jingrui Holdings, Ltd.	3,000	65
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	1,052	52,190

9

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jinneng Science&Technology Co., Ltd., Class A	20,400	$27,344
Jiuzhitang Co., Ltd., Class A	6,200	11,749
Jizhong Energy Resources Co., Ltd., Class A	33,300	35,593
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	27,500	51,439
Jointown Pharmaceutical Group Co., Ltd., Class A	11,400	27,285
*Joy City Property, Ltd.	322,000	13,331
#*Joy Spreader Group, Inc.	134,000	15,534
JSTI Group, Class A	26,400	24,900
*Juneyao Airlines Co., Ltd., Class A	6,600	17,093
*Keeson Technology Corp., Ltd., Class A	128	206
Kehua Data Co., Ltd., Class A	2,800	16,986
*Keshun Waterproof Technologies Co., Ltd., Class A	4,200	6,540
Kinetic Development Group, Ltd.	12,000	994
Kingboard Holdings, Ltd.	150,000	457,649
Kingboard Laminates Holdings, Ltd.	146,000	150,094
Kingfa Sci & Tech Co., Ltd., Class A	10,800	13,899
Kingsoft Corp., Ltd.	139,400	609,994
KPC Pharmaceuticals, Inc., Class A	5,800	17,685
Kunlun Energy Co., Ltd.	566,000	523,466
Kunlun Tech Co., Ltd., Class A	5,100	48,000
*Kunshan Kersen Science & Technology Co., Ltd., Class A	200	189
#*KWG Group Holdings, Ltd.	513,500	67,377
*Lakala Payment Co., Ltd., Class A	12,600	30,848
Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	10,000	7,670
Lao Feng Xiang Co., Ltd., Class A	6,300	61,260
Laobaixing Pharmacy Chain JSC, Class A	400	2,014
LB Group Co., Ltd., Class A	10,200	25,518
Lee & Man Chemical Co., Ltd.	26,000	16,958
Lee & Man Paper Manufacturing, Ltd.	273,000	115,809
Lee’s Pharmaceutical Holdings, Ltd.	1,500	287
ΩLegend Holdings Corp., Class H	45,500	47,529
Lenovo Group, Ltd.	290,000	296,284
Lens Technology Co., Ltd., Class A	81,000	136,419
*Leo Group Co., Ltd., Class A	54,700	17,777
Lepu Medical Technology Beijing Co., Ltd., Class A	2,000	6,910
*LexinFintech Holdings, Ltd., Sponsored ADR	248	593
Leyard Optoelectronic Co., Ltd., Class A	53,800	49,190
Lianhe Chemical Technology Co., Ltd., Class A	12,454	21,622
Liao Ning Oxiranchem, Inc., Class A	5,600	6,519
Lier Chemical Co., Ltd., Class A	3,100	6,533
*Lingyi iTech Guangdong Co., Class A	96,000	82,227
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	100	334
ΩLongfor Group Holdings, Ltd.	322,500	877,129
Longhua Technology Group Luoyang Co., Ltd., Class A	400	460
Lonking Holdings, Ltd.	94,000	16,645
Luenmei Quantum Co., Ltd., Class A	21,000	18,594
Luolai Lifestyle Technology Co., Ltd., Class A	27,963	51,497
Luxi Chemical Group Co., Ltd., Class A	3,600	6,235
*ΩLuye Pharma Group, Ltd.	362,500	177,789
Maanshan Iron & Steel Co., Ltd., Class H	154,000	32,762
Maccura Biotechnology Co., Ltd., Class A	7,500	17,799
Mango Excellent Media Co., Ltd., Class A	4,400	22,803
#*ΩMaoyan Entertainment	87,600	96,863
Mayinglong Pharmaceutical Group Co., Ltd., Class A	500	1,889
*Meilleure Health International Industry Group, Ltd.	6,000	206
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	43,200	43,741
*ΩMeitu, Inc.	99,500	27,632
Metallurgical Corp. of China, Ltd., Class H	515,000	156,798

10

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
M-Grass Ecology And Environment Group Co., Ltd., Class A	10,500	$5,263
ΩMidea Real Estate Holding, Ltd.	38,400	45,738
Ming Yang Smart Energy Group, Ltd., Class A	21,100	62,965
Minth Group, Ltd.	40,000	115,161
MLS Co., Ltd., Class A	9,100	11,685
*MMG, Ltd.	772,000	281,267
Monalisa Group Co., Ltd., Class A	1,700	4,221
*Montnets Cloud Technology Group Co., Ltd., Class A	300	650
NanJi E-Commerce Co., Ltd., Class A	11,000	6,991
Nanjing Chervon Auto Precision Technology Co., Ltd., Class A	1,800	4,129
Nanjing Iron & Steel Co., Ltd., Class A	13,500	7,156
*Nanjing Securities Co., Ltd., Class A	27,800	34,453
NavInfo Co., Ltd., Class A	22,200	37,966
NetDragon Websoft Holdings, Ltd.	31,500	61,476
New China Life Insurance Co., Ltd., Class H	318,200	907,996
*New Hope Liuhe Co., Ltd., Class A	35,100	65,959
Newland Digital Technology Co., Ltd., Class A	12,300	28,408
Nexteer Automotive Group, Ltd.	224,000	124,985
Nine Dragons Paper Holdings, Ltd.	515,000	356,240
Ningbo Huaxiang Electronic Co., Ltd., Class A	23,480	44,462
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	300	553
*Ningbo Joyson Electronic Corp., Class A	26,600	59,169
Ningbo Sanxing Medical Electric Co., Ltd., Class A	8,500	16,943
Ningbo Zhoushan Port Co., Ltd., Class A	1,500	821
North Huajin Chemical Industries Co., Ltd., Class A	6,200	6,260
Northeast Securities Co., Ltd., Class A	22,300	24,544
NSFOCUS Technologies Group Co., Ltd., Class A	2,800	5,132
Offshore Oil Engineering Co., Ltd., Class A	67,900	66,005
*OFILM Group Co., Ltd., Class A	16,300	11,230
Opple Lighting Co., Ltd., Class A	5,300	15,946
ORG Technology Co., Ltd., Class A	16,700	11,530
Orient Overseas International, Ltd.	14,500	293,329
ΩOrient Securities Co., Ltd., Class H	42,000	24,986
*Oriental Energy Co., Ltd., Class A	9,900	12,655
PCI Technology Group Co., Ltd., Class A	22,700	23,017
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,591,000	624,247
Perennial Energy Holdings, Ltd.	5,000	892
Perfect World Co., Ltd., Class A	5,900	18,680
PetroChina Co., Ltd., Class H	4,152,000	2,872,057
PhiChem Corp., Class A	400	1,054
PICC Property & Casualty Co., Ltd., Class H	1,534,000	1,850,594
Ping An Bank Co., Ltd., Class A	76,100	137,949
Ping An Insurance Group Co. of China, Ltd., Class H	902,000	6,515,166
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	15,200	21,121
Poly Property Group Co., Ltd.	397,853	103,392
ΩPostal Savings Bank of China Co., Ltd., Class H	998,000	648,390
Pou Sheng International Holdings, Ltd.	98,000	8,115
Power Construction Corp. of China, Ltd., Class A	163,100	181,163
Prinx Chengshan Holdings, Ltd.	1,000	712
#*Q Technology Group Co., Ltd.	44,000	21,356
Qingdao East Steel Tower Stock Co., Ltd., Class A	1,300	1,513
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	200	427
Qingdao Gon Technology Co., Ltd., Class A	2,200	7,846
Qingdao Hanhe Cable Co., Ltd., Class A	34,500	20,282
ΩQingdao Port International Co., Ltd., Class H	1,000	585
Qingdao Rural Commercial Bank Corp., Class A	163,100	68,319
*Qingdao Sentury Tire Co., Ltd., Class A	900	3,778
Qinhuangdao Port Co., Ltd., Class H	4,500	785

11

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#Radiance Holdings Group Co., Ltd.	47,000	$24,309
Rainbow Digital Commercial Co., Ltd., Class A	79,500	71,425
Realcan Pharmaceutical Group Co., Ltd., Class A	14,700	7,962
#ΩRed Star Macalline Group Corp., Ltd., Class H	1,200	540
#*»ΩRedco Properties Group, Ltd.	56,000	9,488
Renhe Pharmacy Co., Ltd., Class A	68,600	65,298
*Rianlon Corp., Class A	300	1,755
*Risen Energy Co., Ltd., Class A	900	3,230
Riyue Heavy Industry Co., Ltd., Class A	3,300	10,329
Rongsheng Petrochemical Co., Ltd., Class A	78,000	148,942
SAIC Motor Corp., Ltd., Class A	63,900	130,324
Sailun Group Co., Ltd., Class A	27,700	41,090
Sansteel Minguang Co., Ltd. Fujian, Class A	25,100	17,076
Sansure Biotech, Inc., Class A	7,627	20,634
Sany Heavy Industry Co., Ltd., Class A	100,200	238,659
Satellite Chemical Co., Ltd.	22,220	45,542
Sealand Securities Co., Ltd., Class A	2,200	1,109
*Seazen Group, Ltd.	456,000	97,591
*Seazen Holdings Co., Ltd., Class A	3,800	8,162
SF Holding Co., Ltd., Class A	2,000	16,307
SGIS Songshan Co., Ltd., Class A	21,300	8,276
Shaanxi Coal Industry Co., Ltd., Class A	94,100	265,993
*Shaanxi Construction Machinery Co., Ltd., Class A	28,560	20,874
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	21,400	43,274
Shandong Bohui Paper Industrial Co., Ltd., Class A	7,200	6,645
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	6,500	20,214
*Shandong Chenming Paper Holdings, Ltd., Class H	2,000	614
*Shandong Dongyue Organosilicon Material Co., Ltd., Class A	900	1,345
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	300	1,328
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	7,700	8,619
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	12,000	55,257
Shandong Humon Smelting Co., Ltd., Class A	600	1,063
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	2,100	6,103
Shandong Linglong Tyre Co., Ltd., Class A	6,900	21,946
Shandong Nanshan Aluminum Co., Ltd., Class A	165,900	81,234
Shandong Publishing & Media Co., Ltd., Class A	9,800	16,392
Shandong Sun Paper Industry JSC, Ltd., Class A	4,111	6,763
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	91,200	154,984
Shanghai AJ Group Co., Ltd., Class A	35,400	27,560
*Shanghai AtHub Co., Ltd., Class A	100	503
Shanghai Construction Group Co., Ltd., Class A	173,700	71,505
*Shanghai Electric Group Co., Ltd., Class H	168,000	45,371
Shanghai Industrial Holdings, Ltd.	33,000	48,260
Shanghai Industrial Urban Development Group, Ltd.	138,000	8,526
Shanghai International Port Group Co., Ltd., Class A	19,600	16,222
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	200	355
Shanghai Lingang Holdings Corp., Ltd., Class A	14,600	25,918
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	1,700	2,478
Shanghai Maling Aquarius Co., Ltd., Class A	7,600	9,122
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	300	621
Shanghai Moons’ Electric Co., Ltd., Class A	2,800	15,757
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	149,300	302,788
Shanghai Pudong Development Bank Co., Ltd., Class A	74,866	82,184
Shanghai RAAS Blood Products Co., Ltd., Class A	65,200	61,873
*Shanghai Runda Medical Technology Co., Ltd., Class A	26,800	50,168
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	11,900	23,084
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	4,000	5,968
Shanghai Tunnel Engineering Co., Ltd., Class A	1,300	1,228

12

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	300	$507
Shanghai Yaoji Technology Co., Ltd., Class A	7,400	36,876
Shanghai Yongguan Adhesive Products Corp., Ltd., Class A	300	754
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	52,000	60,087
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	51,200	115,516
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	20,600	15,830
Shanxi Blue Flame Holding Co., Ltd., Class A	42,700	49,649
Shanxi Coking Co., Ltd., Class A	16,900	13,133
Shanxi Coking Coal Energy Group Co., Ltd., Class A	43,600	64,677
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	25,235	73,446
Shanxi Taigang Stainless Steel Co., Ltd., Class A	96,900	55,985
Shanying International Holding Co., Ltd., Class A	138,800	47,515
*Shengda Resources Co., Ltd., Class A	5,600	15,166
Shengyi Technology Co., Ltd., Class A	14,600	33,847
ΩShenwan Hongyuan Group Co., Ltd., Class H	72,800	14,653
Shenzhen Agricultural Products Group Co., Ltd., Class A	59,800	55,626
Shenzhen Airport Co., Ltd., Class A	900	950
*Shenzhen Aisidi Co., Ltd., Class A	4,800	6,018
*Shenzhen Center Power Tech Co., Ltd., Class A	100	243
Shenzhen Cereals Holdings Co., Ltd., Class A	15,800	17,322
*Shenzhen Comix Group Co., Ltd., Class A	400	421
Shenzhen Das Intellitech Co., Ltd., Class A	8,900	4,962
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	400	660
Shenzhen Gas Corp., Ltd., Class A	9,100	9,083
Shenzhen Gongjin Electronics Co., Ltd., Class A	18,300	24,477
Shenzhen Huaqiang Industry Co., Ltd., Class A	1,100	1,946
Shenzhen International Holdings, Ltd.	255,000	229,016
Shenzhen Investment, Ltd.	274,000	52,706
Shenzhen Jinjia Group Co., Ltd., Class A	15,800	16,683
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	11,000	8,469
Shenzhen Kaifa Technology Co., Ltd., Class A	4,600	11,833
Shenzhen Kinwong Electronic Co., Ltd., Class A	8,400	27,955
Shenzhen Laibao Hi-tech Co., Ltd., Class A	5,800	6,861
Shenzhen Leaguer Co., Ltd., Class A	300	377
Shenzhen Microgate Technology Co., Ltd., Class A	30,200	37,252
*Shenzhen MTC Co., Ltd., Class A	51,700	35,919
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	108,400	53,079
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	100,900	47,511
Shenzhen Overseas Chinese Town Co., Ltd., Class A	111,000	80,325
*Shenzhen SDG Information Co., Ltd., Class A	500	607
*Shenzhen Senior Technology Material Co., Ltd., Class A	600	1,493
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	21,900	38,117
Shenzhen Sunway Communication Co., Ltd., Class A	5,400	14,960
Shenzhen Tagen Group Co., Ltd., Class A	14,500	11,226
*Shenzhen Topband Co., Ltd., Class A	4,600	7,481
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	74,900	74,216
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	1,000	771
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	400	1,463
Shenzhen Zhenye Group Co., Ltd., Class A	800	559
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	101,589	74,248
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	91,300	91,257
#Shoucheng Holdings, Ltd.	152,000	39,307
Shougang Fushan Resources Group, Ltd.	312,000	105,724
Shui On Land, Ltd.	419,500	50,768
*Sichuan Development Lomon Co., Ltd., Class A	1,000	1,351
*Sichuan Haite High-tech Co., Ltd., Class A	12,000	15,444
Sichuan Hebang Biotechnology Co., Ltd., Class A	83,500	33,288
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	5,000	22,966

13

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Sichuan Lutianhua Co., Ltd., Class A	43,500	$28,463
Sichuan Road and Bridge Group Co., Ltd., Class A	50,200	114,927
Sinofert Holdings, Ltd.	44,000	5,549
Sinolink Securities Co., Ltd., Class A	1,200	1,628
Sinoma International Engineering Co., Class A	36,300	75,607
Sinoma Science & Technology Co., Ltd., Class A	1,000	3,048
Sino-Ocean Group Holding, Ltd.	17,000	1,494
Sinopec Engineering Group Co., Ltd., Class H	192,000	99,303
Sinopharm Group Co., Ltd., Class H	320,800	1,134,053
Sinosteel Engineering & Technology Co., Ltd., Class A	14,700	18,812
Sinotrans, Ltd., Class H	121,000	41,772
Sinotruk Hong Kong, Ltd.	40,000	60,842
Sinotruk Jinan Truck Co., Ltd., Class A	400	843
Skyworth Group, Ltd.	282,000	140,104
Sobute New Materials Co., Ltd., Class A	6,600	14,004
*SOHO China, Ltd.	226,500	37,799
SooChow Securities Co., Ltd., Class A	1,200	1,255
Southwest Securities Co., Ltd., Class A	69,500	38,548
SSY Group, Ltd.	50,000	34,841
*STO Express Co., Ltd., Class A	4,500	6,974
Sumavision Technologies Co., Ltd., Class A	26,400	24,786
Sun Art Retail Group, Ltd.	446,000	193,174
Sunflower Pharmaceutical Group Co., Ltd., Class A	800	3,045
Suning Universal Co., Ltd., Class A	203,783	86,538
*Sunward Intelligent Equipment Co., Ltd., Class A	15,400	13,458
Sunwoda Electronic Co., Ltd., Class A	700	1,701
Suzhou Anjie Technology Co., Ltd., Class A	15,400	29,095
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	15,200	54,229
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	8,500	6,630
Suzhou Secote Precision Electronic Co., Ltd., Class A	100	670
Symphony Holdings, Ltd.	180,000	21,325
*Talkweb Information System Co., Ltd., Class A	4,100	7,184
Tangshan Jidong Cement Co., Ltd., Class A	17,500	20,626
TangShan Port Group Co., Ltd., Class A	36,700	20,939
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	38,900	32,476
TBEA Co., Ltd., Class A	46,300	151,073
TCL Electronics Holdings, Ltd.	108,000	50,355
TCL Technology Group Corp., Class A	260,700	150,623
*Tencent Music Entertainment Group, ADR	37,182	275,519
Tian Di Science & Technology Co., Ltd., Class A	32,800	25,868
Tiande Chemical Holdings, Ltd.	36,000	9,814
Tiangong International Co., Ltd.	278,000	84,286
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	47,700	39,685
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	200	621
Tianjin Teda Co., Ltd., Class A	1,300	781
Tianma Microelectronics Co., Ltd., Class A	47,300	67,364
#Tianneng Power International, Ltd.	74,000	85,690
Tianshui Huatian Technology Co., Ltd., Class A	52,300	67,686
*Tibet Water Resources, Ltd.	2,000	115
Titan Wind Energy Suzhou Co., Ltd., Class A	600	1,194
Tong Ren Tang Technologies Co., Ltd., Class H	67,000	72,293
*TongFu Microelectronics Co., Ltd., Class A	18,200	47,030
Tongkun Group Co., Ltd., Class A	24,700	46,023
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	68,000	43,217
Tongling Nonferrous Metals Group Co., Ltd., Class A	27,000	12,831
Tongyu Heavy Industry Co., Ltd., Class A	198,100	72,107
Topsec Technologies Group, Inc., Class A	500	856
*Trip.com Group, Ltd.	58,100	2,033,896

14

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Truking Technology, Ltd., Class A	12,800	$29,064
Truly International Holdings, Ltd.	214,000	26,989
ΩTsaker New Energy Tech Co., Ltd.	3,000	547
UE Furniture Co., Ltd., Class A	100	135
Unilumin Group Co., Ltd., Class A	19,700	23,760
Uni-President China Holdings, Ltd.	38,000	37,904
Unisplendour Corp., Ltd., Class A	29,200	124,970
Universal Scientific Industrial Shanghai Co., Ltd., Class A	7,100	14,429
Valiant Co., Ltd., Class A	9,200	24,331
Vatti Corp., Ltd., Class A	300	308
Victory Giant Technology Huizhou Co., Ltd., Class A	13,500	36,094
Vinda International Holdings, Ltd.	11,000	28,726
*Vipshop Holdings, Ltd., Sponsored ADR	37,067	581,952
#*ΩViva Biotech Holdings	36,000	7,384
*Vnet Group, Inc., Sponsored ADR	9,616	28,271
*Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	400	455
Wangneng Environment Co., Ltd., Class A	5,800	14,368
Wangsu Science & Technology Co., Ltd., Class A	81,100	105,427
Wanguo International Mining Group, Ltd.	14,000	4,691
Wanxiang Qianchao Co., Ltd., Class A	47,100	34,628
Wasion Holdings, Ltd.	38,000	16,895
Wasu Media Holding Co., Ltd., Class A	30,900	42,311
*Weibo Corp., Class A	200	3,656
*Weibo Corp., Sponsored ADR	2,842	49,763
Weichai Power Co., Ltd., Class H	335,000	493,331
*Wellhope Foods Co., Ltd., Class A	10,200	14,998
West China Cement, Ltd.	142,000	17,547
Western Securities Co., Ltd., Class A	1,200	1,161
Wingtech Technology Co., Ltd., Class A	16,200	123,011
Wolong Electric Group Co., Ltd., Class A	2,100	3,719
Wuchan Zhongda Group Co., Ltd., Class A	83,300	65,574
Wuhu Token Science Co., Ltd., Class A	22,000	19,511
Wushang Group Co., Ltd., Class A	6,900	11,342
Wuxi Boton Technology Co., Ltd., Class A	1,800	7,753
Wuxi Taiji Industry Co., Ltd., Class A	7,300	6,959
Wuxi Xinje Electric Co., Ltd., Class A	400	2,132
XCMG Construction Machinery Co., Ltd., Class A	33,600	33,293
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	40,000	30,319
Xiamen C & D, Inc., Class A	12,900	22,602
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	300	345
Xiamen ITG Group Corp., Ltd., Class A	19,100	25,133
Xiamen Jihong Technology Co., Ltd., Class A	1,500	4,580
Xiamen Tungsten Co., Ltd., Class A	1,500	4,234
Xiamen Xiangyu Co., Ltd., Class A	51,800	79,758
*Xiangcai Co., Ltd., Class A	3,800	4,605
Xianhe Co., Ltd., Class A	2,200	7,703
*ΩXiaomi Corp., Class B	107,600	151,601
Xinfengming Group Co., Ltd., Class A	21,200	31,509
Xingda International Holdings, Ltd.	99,453	20,398
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	67,800	55,450
Xinjiang Tianshan Cement Co., Ltd., Class A	16,600	20,093
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	77,000	13,536
*Xinjiang Zhongtai Chemical Co., Ltd., Class A	11,200	10,580
#Xinte Energy Co., Ltd., Class H	48,800	120,105
Xinxing Ductile Iron Pipes Co., Ltd., Class A	95,500	62,763
Xinyangfeng Agricultural Technology Co., Ltd., Class A	23,000	37,640
#Xinyi Energy Holdings, Ltd.	232,000	64,724
Xinyu Iron & Steel Co., Ltd., Class A	58,600	33,603

15

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*XPeng, Inc., Class A	2,400	$11,496
Xuji Electric Co., Ltd., Class A	2,200	7,150
*YaGuang Technology Group Co., Ltd., Class A	500	522
#Yankuang Energy Group Co., Ltd., Class H	128,000	437,814
Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,800	21,500
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	11,100	24,258
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	10,000	39,172
Yantai Tayho Advanced Materials Co., Ltd., Class A	3,600	10,873
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	2,100	3,737
Yibin Tianyuan Group Co., Ltd., Class A	12,300	12,276
#*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	19,400	17,473
*Yifan Pharmaceutical Co., Ltd., Class A	17,700	38,400
Yintai Gold Co., Ltd., Class A	9,300	17,275
Yip’s Chemical Holdings, Ltd.	26,000	11,924
*Yixintang Pharmaceutical Group Co., Ltd., Class A	4,600	19,195
Yotrio Group Co., Ltd., Class A	22,800	13,008
Youngor Group Co., Ltd., Class A	24,800	24,573
*Youzu Interactive Co., Ltd., Class A	3,900	12,354
YTO Express Group Co., Ltd., Class A	18,200	45,479
#Yuexiu Property Co., Ltd.	214,000	308,600
Yunda Holding Co., Ltd., Class A	8,600	15,080
Yunnan Aluminium Co., Ltd., Class A	1,200	2,465
Yunnan Baiyao Group Co., Ltd., Class A	6,280	52,783
*Yunnan Copper Co., Ltd., Class A	4,700	8,547
Yunnan Tin Co., Ltd., Class A	800	1,782
ZBOM Home Collection Co., Ltd., Class A	400	1,891
*Zhaojin Mining Industry Co., Ltd., Class H	77,500	123,212
Zhefu Holding Group Co., Ltd., Class A	87,100	48,059
*Zhejiang Century Huatong Group Co., Ltd., Class A	75,300	74,503
Zhejiang China Commodities City Group Co., Ltd., Class A	70,700	98,852
Zhejiang Chint Electrics Co., Ltd., Class A	22,400	84,284
Zhejiang Communications Technology Co., Ltd.	15,400	13,724
*Zhejiang Crystal-Optech Co., Ltd., Class A	15,500	26,015
Zhejiang Dahua Technology Co., Ltd., Class A	35,200	119,329
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	600	1,097
Zhejiang Hailiang Co., Ltd., Class A	15,200	26,741
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	6,500	7,239
Zhejiang Huace Film & Television Co., Ltd., Class A	32,100	40,013
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	500	711
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	26,700	57,193
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	2,500	5,756
Zhejiang Juhua Co., Ltd., Class A	6,100	13,349
Zhejiang Medicine Co., Ltd., Class A	22,442	38,801
Zhejiang NHU Co., Ltd., Class A	22,400	55,230
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	200	618
Zhejiang Runtu Co., Ltd., Class A	26,073	27,831
Zhejiang Semir Garment Co., Ltd., Class A	117,700	114,245
Zhejiang Southeast Space Frame Co., Ltd., Class A	5,200	4,860
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	83,400	73,362
*Zhejiang Wanliyang Co., Ltd., Class A	500	612
Zhejiang Wanma Co., Ltd., Class A	10,900	16,956
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	22,500	48,554
*Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	9,920	17,911
Zhejiang Yasha Decoration Co., Ltd., Class A	700	463
Zhejiang Yinlun Machinery Co., Ltd., Class A	30,300	59,215
Zhende Medical Co., Ltd., Class A	500	2,588
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	49,400	55,001
Zheshang Securities Co., Ltd., Class A	2,200	3,248

16

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhongji Innolight Co., Ltd., Class A	5,400	$70,198
Zhongshan Broad Ocean Motor Co., Ltd., Class A	50,900	38,819
Zhongsheng Group Holdings, Ltd.	3,000	12,764
*Zhuguang Holdings Group Co., Ltd.	10,000	930
Zhuhai Huafa Properties Co., Ltd., Class A	10,400	15,938
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	300	491
Zhuzhou CRRC Times Electric Co., Ltd.	13,900	55,955
Zhuzhou Kibing Group Co., Ltd., Class A	43,200	64,083
*»Zibo Qixiang Tengda Chemical Co., Ltd., Class A	1,100	1,131
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	155,200	84,422

TOTAL CHINA		114,505,656

COLOMBIA — (0.1%)
Banco de Bogota SA	1,938	14,220
Bancolombia SA	2,576	19,897
Bancolombia SA, Sponsored ADR	3,502	85,799
Cementos Argos SA	46,642	30,922
Corp Financiera Colombiana SA	7,511	21,417
Grupo Argos SA	22,015	41,802
Grupo de Inversiones Suramericana SA	3,153	28,473
Mineros SA	14,147	6,070

TOTAL COLOMBIA		248,600

CZECHIA — (0.1%)
CEZ AS	1,782	96,104
Komercni Banka A/S	11,581	374,904
ΩMoneta Money Bank A/S	26,549	97,742

TOTAL CZECHIA		568,750

GREECE — (0.4%)
Alpha Services and Holdings SA	142,276	178,277
Autohellas Tourist and Trading SA	1,570	22,186
Bank of Greece	606	10,871
ElvalHalcor SA	6,053	11,614
*Eurobank Ergasias Services and Holdings SA	290,746	410,857
Fourlis Holdings SA	4,192	18,512
HELLENIQ ENERGY HOLDINGS S.A.	6,204	49,314
Intracom Holdings SA, Registered	844	1,657
*LAMDA Development SA	9,107	56,303
Motor Oil Hellas Corinth Refineries SA	5,580	133,063
*National Bank of Greece SA	71,798	375,715
Piraeus Financial Holdings SA	54,684	129,194
*Sunrisemezz PLC	855	198
Thrace Plastics Holding and Co.	2,849	13,053
*Titan Cement International SA	5,931	98,086

TOTAL GREECE		1,508,900

HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC	72,557	588,656
OTP Bank Nyrt	1,979	60,311

TOTAL HUNGARY		648,967

INDIA — (15.9%)
*ACC, Ltd.	4,269	91,959
*Aditya Birla Capital, Ltd.	68,558	140,071
AGI Greenpac, Ltd.	140	708
Alembic Pharmaceuticals, Ltd.	3,426	23,283
Allcargo Logistics, Ltd.	23,804	79,321
*»Allcargo Terminals, Ltd.	23,804	17,855
Amara Raja Batteries, Ltd.	76,149	559,326

17

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Ambuja Cements, Ltd.	30,123	$145,947
Anant Raj, Ltd.	1,089	1,884
Andhra Sugars, Ltd. (The)	488	693
Apar Industries, Ltd.	1,051	36,108
Apollo Tyres, Ltd.	181,134	767,818
*Arvind, Ltd.	15,626	20,622
*ΩAster DM Healthcare, Ltd.	9,232	27,858
Aurobindo Pharma, Ltd.	113,158	853,148
Avanti Feeds, Ltd.	3,901	17,244
Axis Bank, Ltd.	565,086	5,938,370
Bajaj Consumer Care, Ltd.	7,883	15,234
Balmer Lawrie & Co., Ltd.	7,568	10,959
Balrampur Chini Mills, Ltd.	85,458	433,888
*ΩBandhan Bank, Ltd.	70,334	197,071
Bank of Baroda	225,062	516,341
Bank of India	13,748	14,112
Bank of Maharashtra	73,749	27,216
Bannari Amman Sugars, Ltd.	24	845
Bhansali Engineering Polymers, Ltd.	7,466	9,205
Bharat Bijlee, Ltd.	20	672
Birla Corp., Ltd.	5,923	66,336
Bombay Burmah Trading Co.	2,583	32,732
Brightcom Group, Ltd.	271,080	30,971
BSE, Ltd.	2,174	13,891
*Camlin Fine Sciences, Ltd.	796	1,677
Canara Bank	42,309	164,120
Ceat, Ltd.	13,262	252,353
*Central Bank of India, Ltd.	148,914	55,227
Century Enka, Ltd.	88	433
Century Textiles & Industries, Ltd.	9,807	81,531
Chambal Fertilisers and Chemicals, Ltd.	17,112	59,730
Cholamandalam Financial Holdings, Ltd.	7,305	54,183
Cigniti Technologies, Ltd.	84	886
City Union Bank, Ltd.	85,055	147,221
ΩCochin Shipyard, Ltd.	9,800	60,283
*Cosmo First, Ltd.	938	7,133
*CSB Bank, Ltd.	452	1,544
Cyient, Ltd.	4,918	70,910
Dalmia Bharat Sugar & Industries, Ltd.	92	416
Dalmia Bharat, Ltd.	16,229	395,868
DB Corp., Ltd.	336	482
DCB Bank, Ltd.	60,165	78,003
DCW, Ltd.	23,959	13,394
Deepak Fertilisers & Petrochemicals Corp., Ltd.	54,828	401,615
Delta Corp., Ltd.	43,665	109,221
*Dhampur Bio Organics, Ltd.	236	479
Dhampur Sugar Mills, Ltd.	236	704
Dhanuka Agritech, Ltd.	1,199	9,454
*Dish TV India, Ltd.	83,644	15,945
*Dishman Carbogen Amcis, Ltd.	3,657	6,185
DLF, Ltd.	93,427	486,564
Dwarikesh Sugar Industries, Ltd.	2,486	2,783
EID Parry India, Ltd.	15,139	92,977
Electrosteel Castings, Ltd.	25,023	11,589
Engineers India, Ltd.	75,069	75,953
EPL, Ltd.	9,234	19,740
*ΩEquitas Small Finance Bank, Ltd.	19,735	16,628
Escorts Kubota, Ltd.	2,668	64,589

18

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Everest Industries, Ltd.	44	$471
Excel Industries, Ltd.	411	4,413
*Exide Industries, Ltd.	134,565	322,040
*FDC, Ltd.	5,714	20,597
Federal Bank, Ltd.	577,495	952,304
FIEM Industries, Ltd.	28	607
Filatex India, Ltd.	1,016	453
Finolex Cables, Ltd.	4,761	52,063
Finolex Industries, Ltd.	37,470	76,692
Firstsource Solutions, Ltd.	185,332	264,513
*Fortis Healthcare, Ltd.	13,128	41,837
Gabriel India, Ltd.	1,668	3,141
GAIL India, Ltd.	619,980	812,890
Gateway Distriparks, Ltd.	13,192	10,276
ΩGeneral Insurance Corp. of India	18,406	34,524
Genus Power Infrastructures, Ltd.	10,230	11,344
*»GHCL Textiles, Ltd.	17,042	6,924
GHCL, Ltd.	17,042	100,926
Glenmark Pharmaceuticals, Ltd.	36,723	252,841
Godawari Power and Ispat, Ltd.	2,356	10,278
Godfrey Phillips India, Ltd.	3,900	84,366
Goodyear India, Ltd.	36	486
Granules India, Ltd.	83,838	307,697
Grasim Industries, Ltd.	54,872	1,153,478
Grauer & Weil India, Ltd.	436	599
Great Eastern Shipping Co., Ltd. (The)	46,820	387,667
Gujarat Alkalies & Chemicals, Ltd.	6,446	53,912
Gujarat Ambuja Exports, Ltd.	6,404	22,784
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	62,008	445,911
Gujarat Pipavav Port, Ltd.	88,508	123,186
Gujarat State Petronet, Ltd.	74,435	259,179
Gulf Oil Lubricants India, Ltd.	92	459
*Hathway Cable & Datacom, Ltd.	59,609	9,760
HBL Power Systems, Ltd.	28,034	38,487
HDFC Bank, Ltd.	3,648	75,228
HEG, Ltd.	3,330	45,362
HeidelbergCement India, Ltd.	4,431	9,353
Heritage Foods, Ltd.	264	546
Hero MotoCorp, Ltd.	5,216	163,078
HFCL, Ltd.	9,342	7,397
HIL, Ltd.	475	15,690
Himadri Speciality Chemical, Ltd.	145,702	184,361
Hindalco Industries, Ltd.	426,309	2,271,773
Honda India Power Products, Ltd.	20	603
Huhtamaki India, Ltd.	156	435
I G Petrochemicals, Ltd.	1,440	8,469
*IDFC First Bank, Ltd.	686,576	515,543
IDFC, Ltd.	76,312	81,873
IIFL Securities, Ltd.	792	569
India Cements, Ltd. (The)	52,639	119,350
India Glycols, Ltd.	978	6,755
Indian Bank	17,725	69,829
*Indian Overseas Bank	15,537	4,898
Indo Count Industries, Ltd.	512	847
Indus Towers, Ltd.	181,331	343,446
IndusInd Bank, Ltd.	67,733	954,132
Info Edge India, Ltd.	6,495	299,701
Insecticides India, Ltd.	54	318

19

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
IOL Chemicals and Pharmaceuticals, Ltd.	2,388	$11,630
ΩIRCON International, Ltd.	16,605	15,076
ISGEC Heavy Engineering, Ltd.	458	2,727
ITD Cementation India, Ltd.	436	659
J Kumar Infraprojects, Ltd.	14,579	48,581
Jagran Prakashan, Ltd.	524	470
*Jammu & Kashmir Bank, Ltd. (The)	47,746	33,956
Jindal Saw, Ltd.	84,800	169,473
Jindal Stainless, Ltd.	5,273	18,164
Jindal Steel & Power, Ltd.	50,796	361,777
JK Lakshmi Cement, Ltd.	4,310	41,193
JK Paper, Ltd.	8,937	41,203
JK Tyre & Industries, Ltd.	88,151	192,381
JSW Energy, Ltd.	69,655	221,895
JSW Steel, Ltd.	209,411	1,855,972
Jubilant Ingrevia, Ltd.	13,274	68,360
Jubilant Pharmova, Ltd.	5,846	22,270
Kalpataru Power Transmission, Ltd.	9,405	62,054
Kalyani Steels, Ltd.	172	697
Karnataka Bank, Ltd. (The)	77,308	127,199
Karur Vysya Bank, Ltd. (The)	110,291	131,805
Kaveri Seed Co., Ltd.	1,758	11,420
KCP, Ltd. (The)	420	543
KEC International, Ltd.	17,236	96,662
*Kiri Industries, Ltd.	373	1,351
Kirloskar Brothers, Ltd.	1,698	8,820
Kirloskar Ferrous Industries, Ltd.	1,447	7,310
Kirloskar Oil Engines, Ltd.	20,097	96,720
KNR Constructions, Ltd.	7,464	21,908
KRBL, Ltd.	34,862	168,801
Larsen & Toubro, Ltd.	43,187	1,247,752
LG Balakrishnan & Bros, Ltd.	2,326	24,721
LT Foods, Ltd.	46,668	63,128
Lumax Auto Technologies, Ltd.	196	748
Lupin, Ltd.	31,577	273,765
Maharashtra Seamless, Ltd.	4,826	25,564
Mahindra & Mahindra, Ltd.	125,260	1,877,915
*Mahindra CIE Automotive, Ltd.	16,229	79,086
Maithan Alloys, Ltd.	48	532
Marksans Pharma, Ltd.	24,508	24,198
*Max Ventures & Industries, Ltd.	220	517
Mayur Uniquoters, Ltd.	112	697
Mazagon Dock Shipbuilders, Ltd.	2,587	23,845
Meghmani Organics, Ltd.	6,823	7,070
Monte Carlo Fashions, Ltd.	80	690
*Morepen Laboratories, Ltd.	89,212	29,815
MRF, Ltd.	483	525,321
Natco Pharma, Ltd.	8,888	62,444
National Aluminium Co., Ltd.	530,406	537,300
*National Fertilizers, Ltd.	10,173	9,802
Nava, Ltd.	5,440	15,581
Navneet Education, Ltd.	8,609	12,103
NCC, Ltd.	483,314	707,523
NESCO, Ltd.	1,788	12,103
Neuland Laboratories, Ltd.	596	15,579
*NIIT, Ltd.	7,301	32,193
Nilkamal, Ltd.	618	15,547
NOCIL, Ltd.	11,028	28,690

20

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
NRB Bearings, Ltd.	5,756	$10,557
Oberoi Realty, Ltd.	12,785	142,963
Orient Cement, Ltd.	8,102	12,623
Oriental Carbon & Chemicals, Ltd.	52	444
Panama Petrochem, Ltd.	144	517
PCBL, Ltd.	16,399	25,710
Petronet LNG, Ltd.	205,510	594,912
PNC Infratech, Ltd.	9,832	34,048
Polyplex Corp., Ltd.	3,820	63,415
Power Mech Projects, Ltd.	1,341	42,890
*Prakash Industries, Ltd.	760	506
Prestige Estates Projects, Ltd.	29,158	174,835
Punjab National Bank	138,546	88,458
Rain Industries, Ltd.	32,062	63,625
Rajesh Exports, Ltd.	8,156	55,607
Rallis India, Ltd.	5,324	12,325
Ramco Cements, Ltd. (The)	36,303	326,582
Rashtriya Chemicals & Fertilizers, Ltd.	61,912	82,462
Raymond, Ltd.	8,098	157,559
*ΩRBL Bank, Ltd.	246,912	488,174
Redington, Ltd.	187,861	386,574
Reliance Industries, Ltd.	467,482	13,826,882
ΩReliance Industries, Ltd., GDR	21,672	1,291,651
Rico Auto Industries, Ltd.	688	603
RITES, Ltd.	9,109	42,876
RSWM, Ltd.	144	321
Samvardhana Motherson International, Ltd.	280,210	251,324
Sanghvi Movers, Ltd.	2,394	11,315
Sarda Energy & Minerals, Ltd.	64	878
Sasken Technologies, Ltd.	36	395
*Satin Creditcare Network, Ltd.	268	473
Savita Oil Technologies, Ltd.	160	550
Seshasayee Paper & Boards, Ltd.	232	796
ΩSH Kelkar & Co., Ltd.	392	551
Sharda Cropchem, Ltd.	1,738	9,856
*<»Shipping Corp. of India Land And Assets, Ltd.	16,981	5,613
Shipping Corp. of India, Ltd.	16,981	18,924
*Star Cement, Ltd.	660	940
State Bank of India	419,350	2,963,358
Steel Authority of India, Ltd.	79,707	80,646
Subros, Ltd.	2,395	9,018
Sun TV Network, Ltd.	11,455	60,441
*<»Sundaram-Clayton, Ltd.	16,124	670
Sundaram-Clayton, Ltd.	596	29,131
Surya Roshni, Ltd.	2,562	25,006
Sutlej Textiles and Industries, Ltd.	660	415
Tamil Nadu Newsprint & Papers, Ltd.	3,475	10,212
Tata Chemicals, Ltd.	54,258	631,647
Tata Coffee, Ltd.	27,846	75,148
Tata Steel, Ltd.	987,648	1,302,804
TD Power Systems, Ltd.	420	895
Techno Electric & Engineering Co., Ltd.	3,187	14,471
Texmaco Rail & Engineering, Ltd.	21,164	14,650
Thirumalai Chemicals, Ltd.	3,671	8,907
Tide Water Oil Co. India, Ltd.	40	421
Time Technoplast, Ltd.	8,615	8,864
*Titagarh Wagons, Ltd.	388	1,575
*»Transindia Realty And Logistics Parks, Ltd.	23,804	7,059

21

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
TV Today Network, Ltd.	160	$377
TVS Srichakra, Ltd.	342	11,837
Uflex, Ltd.	2,361	11,601
Union Bank of India, Ltd.	21,080	19,538
UPL, Ltd.	208,783	1,888,675
Usha Martin, Ltd.	6,434	16,762
UTI Asset Management Co., Ltd.	4,439	35,705
*VA Tech Wabag, Ltd.	4,305	20,532
*Vardhman Textiles, Ltd.	12,334	47,882
*ΩVarroc Engineering, Ltd.	2,079	7,403
Vedanta, Ltd.	60,175	205,409
Venky’s India, Ltd.	447	8,548
Vesuvius India, Ltd.	592	12,212
Vindhya Telelinks, Ltd.	625	13,325
Voltamp Transformers, Ltd.	361	13,177
Welspun Corp., Ltd.	75,008	206,364
Welspun India, Ltd.	14,239	15,242
West Coast Paper Mills, Ltd.	4,423	29,783
Wipro, Ltd.	186,451	877,162
*Wonderla Holidays, Ltd.	710	3,904
Zee Entertainment Enterprises, Ltd.	280,045	673,282
Zensar Technologies, Ltd.	21,908	74,489
Zydus Lifesciences, Ltd.	20,908	132,827
Zydus Wellnes, Ltd.	961	18,234

TOTAL INDIA		61,211,817

INDONESIA — (1.8%)
ABM Investama TBK PT	81,600	18,578
Ace Hardware Indonesia TBK PT	5,612,600	172,166
Adaro Energy Indonesia TBK PT	2,521,900	538,074
*Alam Sutera Realty TBK PT	1,352,800	16,414
Aneka Tambang TBK	658,500	94,264
Astra Agro Lestari TBK PT	77,000	40,547
Astra International TBK PT	3,496,000	1,608,589
Astra Otoparts TBK PT	126,500	15,780
Bank Mandiri Persero TBK PT	30,200	10,653
Bank Maybank Indonesia TBK PT	14,900	232
Bank Negara Indonesia Persero TBK PT	751,400	482,750
Bank OCBC Nisp TBK PT	456,000	25,800
Bank Pan Indonesia TBK PT	391,400	29,482
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	292,700	25,040
Bank Pembangunan Daerah Jawa Timur TBK PT	232,000	10,675
Bank Tabungan Negara Persero TBK PT	696,712	59,128
BISI International TBK PT	113,900	13,044
Blue Bird TBK PT	4,300	517
Bukit Asam TBK PT	928,400	262,002
*Bumi Serpong Damai TBK PT	625,200	45,388
Ciputra Development TBK PT	913,800	61,979
Delta Dunia Makmur TBK PT	976,600	21,569
Dharma Satya Nusantara TBK PT	657,400	27,784
Elang Mahkota Teknologi TBK PT	2,348,300	112,853
Elnusa TBK PT	3,456,800	75,875
Erajaya Swasembada TBK PT	1,006,500	34,030
Gudang Garam TBK PT	66,200	128,384
Harum Energy TBK PT	320,900	33,031
Indah Kiat Pulp & Paper TBK PT	477,000	252,807
Indika Energy TBK PT	1,540,100	272,956
Indo Tambangraya Megah TBK PT	73,300	166,387
Indocement Tunggal Prakarsa TBK PT	163,900	121,221

22

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Indofood Sukses Makmur TBK PT	772,000	$339,427
Indomobil Sukses Internasional TBK PT	164,800	26,512
Japfa Comfeed Indonesia TBK PT	614,500	43,563
*Krakatau Steel Persero TBK PT	22,300	432
Medco Energi Internasional TBK PT	2,487,800	171,280
*Media Nusantara Citra TBK PT	729,500	29,339
*Mulia Industrindo TBK PT	305,800	10,423
Pabrik Kertas Tjiwi Kimia TBK PT	173,100	79,942
Pakuwon Jati TBK PT	1,358,200	44,996
Panin Sekuritas TBK PT	1,400	167
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	627,500	43,416
*PP Persero TBK PT	358,700	15,893
Puradelta Lestari TBK PT	54,800	631
Ramayana Lestari Sentosa TBK PT	12,000	499
Salim Ivomas Pratama TBK PT	471,500	12,792
Sampoerna Agro TBK PT	1,800	259
Samudera Indonesia TBK PT	664,500	17,485
Sawit Sumbermas Sarana TBK PT	248,900	29,013
*Semen Baturaja Persero TBK PT	17,300	422
*Semen Indonesia Persero TBK PT	555,275	225,214
Siloam International Hospitals TBK PT	5,200	613
Summarecon Agung TBK PT	1,965,500	75,029
Surya Citra Media TBK PT	812,500	9,138
*Surya Semesta Internusa TBK PT	480,300	13,816
Tempo Scan Pacific TBK PT	4,500	430
Timah TBK PT	589,000	40,752
Triputra Agro Persada PT	730,500	31,869
Tunas Baru Lampung TBK PT	9,500	395
United Tractors TBK PT	314,500	619,567
*Vale Indonesia TBK PT	233,200	110,877
XL Axiata TBK PT	844,980	100,799

TOTAL INDONESIA		6,872,989

KOREA, REPUBLIC OF — (12.3%)
Advanced Process Systems Corp.	126	1,911
*Agabang&Company	27,610	69,417
AJ Networks Co., Ltd.	1,666	5,875
*Ajin Industrial Co., Ltd.	1,149	3,417
*ALUKO Co., Ltd.	12,562	29,472
AMOREPACIFIC Group	2,748	75,147
Asia Cement Co., Ltd.	68	543
ASIA Holdings Co., Ltd.	4	414
Asia Paper Manufacturing Co., Ltd.	806	21,168
Avaco Co., Ltd.	44	557
Binggrae Co., Ltd.	660	21,919
BNK Financial Group, Inc.	23,448	116,329
Byucksan Corp.	6,968	10,907
*ChinHung International, Inc.	20,430	18,913
*Chorokbaem Media Co., Ltd.	2,648	17,747
CJ CheilJedang Corp.	1,653	382,250
CJ Corp.	1,260	86,140
CJ Logistics Corp.	1,195	68,839
*Cosmax, Inc.	779	44,933
Cuckoo Holdings Co., Ltd.	48	552
Cuckoo Homesys Co., Ltd.	476	9,069
Dae Won Kang Up Co., Ltd.	196	594
Daechang Forging Co., Ltd.	5,236	28,167
Daedong Corp.	13,775	108,891
Daehan Steel Co., Ltd.	1,243	12,231

23

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Daesang Corp.	6,916	$100,454
Daesang Holdings Co., Ltd.	180	1,034
*Daesung Industrial Co., Ltd.	6,352	18,936
*Daewoo Engineering & Construction Co., Ltd.	19,416	61,146
Daihan Pharmaceutical Co., Ltd.	462	9,648
Daishin Securities Co., Ltd.	3,300	33,113
Daol Investment & Securities Co., Ltd.	663	1,652
DB Financial Investment Co., Ltd.	140	423
DB Insurance Co., Ltd.	7,421	465,753
Deutsch Motors, Inc.	4,780	20,893
DGB Financial Group, Inc.	44,718	228,869
DI Dong Il Corp.	1,477	22,899
DL Holdings Co., Ltd.	2,503	92,479
DMS Co., Ltd.	2,720	12,783
Dong-A Socio Holdings Co., Ltd.	423	26,137
Dong-A ST Co., Ltd.	526	21,498
*Dongbang Transport Logistics Co., Ltd.	1,660	2,691
Dongkuk Industries Co., Ltd.	24,996	134,467
Dongkuk Steel Mill Co., Ltd.	22,073	196,915
Dongsung Chemical Co., Ltd.	4,752	16,421
Dongwha Pharm Co., Ltd.	1,772	11,095
Dongwon Development Co., Ltd.	3,182	8,357
Dongwon F&B Co., Ltd.	745	17,005
Dongwon Industries Co., Ltd.	551	19,123
Doosan Bobcat, Inc.	19,718	754,305
Doosan Co., Ltd.	523	36,419
DoubleUGames Co., Ltd.	609	20,613
DY Corp.	998	4,064
DY POWER Corp.	2,219	19,464
Easy Holdings Co., Ltd.	9,961	23,407
Ecoplastic Corp.	11,663	53,505
Elentec Co., Ltd.	221	2,138
E-MART, Inc.	3,374	246,042
ENF Technology Co., Ltd.	935	14,391
F&F Holdings Co., Ltd.	1,062	16,901
Fila Holdings Corp.	5,995	164,164
Gradiant Corp.	1,855	19,681
Green Cross Holdings Corp.	2,070	24,127
GS Engineering & Construction Corp.	4,861	78,450
*GS Global Corp.	11,871	27,407
GS Holdings Corp.	11,862	351,854
GS Retail Co., Ltd.	6,744	134,033
Gwangju Shinsegae Co., Ltd.	12	295
Haesung Industrial Co., Ltd.	2,126	14,693
Hana Financial Group, Inc.	45,287	1,419,448
Handok, Inc.	1,040	11,873
Handsome Co., Ltd.	1,651	30,777
Hanil Cement Co., Ltd.	2,293	21,381
Hanil Holdings Co., Ltd.	64	538
Hanjin Transportation Co., Ltd.	699	10,393
Hankook Tire & Technology Co., Ltd.	15,094	389,079
HanmiGlobal Co., Ltd.	32	861
Hansol Paper Co., Ltd.	1,448	12,279
Hansol Technics Co., Ltd.	3,412	14,913
Hanwha Aerospace Co., Ltd.	1,405	107,810
Hanwha Corp.	1,754	35,515
*Hanwha Galleria Co., Ltd.	17,939	23,107
*Hanwha General Insurance Co., Ltd.	10,645	36,109

24

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Hanwha Investment & Securities Co., Ltd.	20,829	$42,797
*Hanwha Life Insurance Co., Ltd.	36,630	67,874
*Hanwha Solutions Corp.	15,907	569,890
Hanyang Eng Co., Ltd.	1,174	12,965
Harim Holdings Co., Ltd.	5,639	39,478
HD Hyundai Co., Ltd.	7,612	336,693
HD Hyundai Construction Equipment Co., Ltd.	5,451	276,541
HD Hyundai Infracore Co., Ltd.	34,024	250,655
HL Holdings Corp.	1,160	28,731
HL Mando Co., Ltd.	3,424	118,320
HMM Co., Ltd.	45,502	693,545
HS Industries Co., Ltd.	4,658	12,807
Huons Global Co., Ltd.	28	424
Husteel Co., Ltd.	20,288	95,195
Hwa Shin Co., Ltd.	9,397	96,610
*Hyosung Chemical Corp.	153	12,175
Hyosung Corp.	1,100	54,162
*Hyosung Heavy Industries Corp.	2,002	117,422
Hyosung TNC Corp.	226	63,660
Hyundai BNG Steel Co., Ltd.	2,828	34,167
Hyundai Department Store Co., Ltd.	3,024	116,812
Hyundai Energy Solutions Co., Ltd.	24	756
Hyundai Engineering & Construction Co., Ltd.	20,006	612,856
HYUNDAI EVERDIGM Corp.	4,010	21,962
Hyundai Glovis Co., Ltd.	2,006	245,354
Hyundai Home Shopping Network Corp.	597	21,500
Hyundai Marine & Fire Insurance Co., Ltd.	8,510	238,756
Hyundai Motor Co.	15,924	2,349,813
Hyundai Motor Securities Co., Ltd.	2,668	17,821
Hyundai Steel Co.	28,971	788,997
Hyundai Wia Corp.	3,489	145,983
Iljin Diamond Co., Ltd.	928	13,687
Iljin Electric Co., Ltd.	6,604	34,490
Iljin Holdings Co., Ltd.	6,388	21,669
Industrial Bank of Korea	7,498	56,358
Innocean Worldwide, Inc.	553	16,527
*Interflex Co., Ltd.	1,413	10,198
IS Dongseo Co., Ltd.	4,280	118,480
JASTECH, Ltd.	75	493
JB Financial Group Co., Ltd.	11,421	71,339
*Jeju Semiconductor Corp.	1,650	5,714
Jinsung T.E.C.	105	903
*»Kanglim Co., Ltd.	2,404	1,807
KAON Group Co., Ltd.	8,768	47,561
KB Financial Group, Inc.	56,391	2,085,591
KC Tech Co., Ltd.	876	12,266
KCC Glass Corp.	1,154	39,619
KCTC	5,064	15,816
KG Chemical Corp.	3,080	87,908
KG Eco Technology Service Co., Ltd.	3,323	39,799
Kia Corp.	46,238	2,919,240
KISWIRE, Ltd.	791	11,205
KIWOOM Securities Co., Ltd.	2,105	147,369
Kolon Corp.	2,348	35,613
Kolon Global Corp.	1	10
Kolon Industries, Inc.	5,973	190,784
*Kolon Mobility Group Corp.	359	1,101
Korea Cast Iron Pipe Industries Co., Ltd.	48	254

25

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Korea Circuit Co., Ltd.	9,532	$99,778
Korea Electric Terminal Co., Ltd.	265	12,137
Korea Investment Holdings Co., Ltd.	13,327	548,653
*Korea Line Corp.	27,905	42,950
Korea Petrochemical Ind Co., Ltd.	1,534	166,191
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	1,048	66,400
Korea Zinc Co., Ltd.	69	26,447
Korean Air Lines Co., Ltd.	6,637	113,311
Korean Reinsurance Co.	6,667	37,709
KSS LINE, Ltd.	1,849	11,287
KT Skylife Co., Ltd.	3,136	16,238
KTCS Corp.	2,158	5,700
Kumho Petrochemical Co., Ltd.	5,160	525,870
*Kumho Tire Co., Inc.	14,954	50,279
Kumkang Kind Co., Ltd.	92	348
Kwang Dong Pharmaceutical Co., Ltd.	2,893	12,472
Kyeryong Construction Industrial Co., Ltd.	237	3,024
Kyungbang Co., Ltd.	52	410
Kyung-In Synthetic Corp.	2,022	7,025
*LabGenomics Co., Ltd.	3,658	16,208
LG Corp.	15,531	1,014,203
*LG Display Co., Ltd.	45,424	503,655
LG Electronics, Inc.	20,997	1,714,713
LG HelloVision Co., Ltd.	3,048	9,349
LG Uplus Corp.	42,883	353,086
Lock&Lock Co., Ltd.	92	394
Lotte Chemical Corp.	1,409	176,967
Lotte Chilsung Beverage Co., Ltd.	487	56,618
Lotte Corp.	2,480	51,883
LOTTE Fine Chemical Co., Ltd.	1,847	84,594
LOTTE Himart Co., Ltd.	52	440
Lotte Shopping Co., Ltd.	734	43,764
Lotte Wellfood Co., Ltd.	203	16,062
LS Corp.	914	61,188
LS Electric Co., Ltd.	2,033	95,999
LX Hausys, Ltd.	664	20,341
LX INTERNATIONAL Corp.	4,761	104,049
Maeil Dairies Co., Ltd.	293	10,388
Meritz Financial Group, Inc.	5,996	205,620
Mirae Asset Securities Co., Ltd.	12,507	64,853
Moorim P&P Co., Ltd.	2,111	5,757
Namhae Chemical Corp.	2,251	14,498
*Neowiz	2,052	67,383
*ΩNetmarble Corp.	1,935	93,685
Nexen Corp.	112	346
Nexen Tire Corp.	5,953	36,606
NH Investment & Securities Co., Ltd.	704	4,918
NI Steel Co., Ltd.	112	563
NICE Holdings Co., Ltd.	2,190	20,764
Nice Information & Telecommunication, Inc.	586	10,508
Nong Shim Holdings Co., Ltd.	250	13,038
NongShim Co., Ltd.	176	52,140
NOROO Paint & Coatings Co., Ltd.	44	263
NPC	10,712	52,904
»OCI Co., Ltd.	2,335	209,006
Orion Holdings Corp.	3,193	39,507
Paik Kwang Industrial Co., Ltd.	3,096	15,730
Pan Ocean Co., Ltd.	24,038	97,704

26

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Partron Co., Ltd.	11,958	$70,940
Poongsan Corp.	4,843	153,424
POSCO Holdings, Inc.	13,203	3,719,016
Posco International Corp.	1,288	25,791
POSCO Steeleon Co., Ltd.	497	19,272
Protec Co., Ltd.	45	824
Pulmuone Co., Ltd.	404	3,049
*RFTech Co., Ltd.	5,102	16,773
Sajo Industries Co., Ltd.	12	382
Sajodaerim Corp.	254	5,086
Sambo Motors Co., Ltd.	4,068	20,182
Samji Electronics Co., Ltd.	44	295
Samjin LND Co., Ltd.	8,493	18,910
Samkee Corp.	8,167	18,642
Sammok S-Form Co., Ltd.	2,182	24,634
SAMPYO Cement Co., Ltd.	1,606	4,176
Samsung Electronics Co., Ltd.	25,403	1,243,198
Samsung Electronics Co., Ltd., GDR	490	604,660
Samsung Fire & Marine Insurance Co., Ltd.	2,452	412,209
*Samsung Heavy Industries Co., Ltd.	37,970	161,140
Samsung Life Insurance Co., Ltd.	8,504	421,261
Samsung SDS Co., Ltd.	78	6,836
Samsung Securities Co., Ltd.	7,217	182,528
SAMT Co., Ltd.	5,044	11,231
Samyang Corp.	12	371
SeAH Besteel Holdings Corp.	7,152	123,706
SeAH Steel Corp.	198	20,815
SeAH Steel Holdings Corp.	211	23,522
Seegene, Inc.	4,123	74,857
*Segyung Hitech Co., Ltd.	146	1,780
Sejong Industrial Co., Ltd.	80	403
Seoul Semiconductor Co., Ltd.	7,219	57,390
Seoyon Co., Ltd.	3,086	18,700
Seoyon E-Hwa Co., Ltd.	6,821	75,885
SGC Energy Co., Ltd.	907	19,856
Shindaeyang Paper Co., Ltd.	80	504
Shinhan Financial Group Co., Ltd.	63,407	1,655,764
Shinhan Financial Group Co., Ltd., Sponsored ADR	5,572	146,321
Shinsegae Information & Communication Co., Ltd.	766	8,528
Shinsegae International, Inc.	2,242	32,799
Shinsegae, Inc.	1,872	288,129
Shinwon Corp.	296	316
SIMMTECH HOLDINGS Co., Ltd.	410	888
SK Chemicals Co., Ltd.	102	5,434
SK D&D Co., Ltd.	752	12,726
SK Gas, Ltd.	345	31,087
SK Hynix, Inc.	95,798	6,406,098
*SK Innovation Co., Ltd.	9,741	1,259,838
SK Networks Co., Ltd.	7,152	24,902
SK Securities Co., Ltd.	62,921	31,921
SK, Inc.	4,832	586,671
SL Corp.	7,236	167,600
SNT Motiv Co., Ltd.	871	31,042
S-Oil Corp.	372	20,735
Songwon Industrial Co., Ltd.	1,155	14,809
Soulbrain Holdings Co., Ltd.	28	556
Sugentech, Inc.	1,047	6,391
Suheung Co., Ltd.	676	14,395

27

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Sung Kwang Bend Co., Ltd.	6,147	$56,170
Sungshin Cement Co., Ltd.	4,098	29,271
#Sungwoo Hitech Co., Ltd.	16,463	104,308
Sunjin Co., Ltd.	2,074	12,784
SurplusGLOBAL, Inc.	854	2,396
*SY Co., Ltd.	164	363
Systems Technology, Inc.	2,424	21,063
Tae Kyung Industrial Co., Ltd.	60	354
TAEKYUNG BK Co., Ltd.	76	409
Taeyoung Engineering & Construction Co., Ltd.	2,716	7,752
TechWing, Inc.	507	2,587
TK Corp.	1,775	23,553
*Tongyang Life Insurance Co., Ltd.	5,607	16,548
Tovis Co., Ltd.	56	443
Tplex Co., Ltd.	7,303	22,181
TS Corp.	12,213	31,482
»TYM Corp.	19,845	36,920
Unid Co., Ltd.	717	34,768
Uniquest Corp.	2,478	18,052
Webzen, Inc.	188	2,136
WiSoL Co., Ltd.	956	4,629
Wonik Materials Co., Ltd.	2,048	40,397
Woongjin Thinkbig Co., Ltd.	1,849	4,276
*Wooree Bio Co., Ltd.	2,390	4,866
Woori Financial Group, Inc.	95,544	837,366
Y G-1 Co., Ltd.	4,011	19,570
Y-entec Co., Ltd.	332	1,960
Youngone Corp.	2,583	85,206
Youngone Holdings Co., Ltd.	774	37,416
Yuanta Securities Korea Co., Ltd.	11,360	22,280
Zeus Co., Ltd.	264	5,562
Zinus, Inc.	856	18,292

TOTAL KOREA, REPUBLIC OF		47,150,232

KUWAIT — (0.4%)
A’ayan Leasing & Investment Co. KSCP	94,887	42,743
Agility Public Warehousing Co. KSC	215,649	433,621
Ahli United Bank KSCP	38,731	34,767
Al Ahli Bank of Kuwait KSCP	53,660	56,927
Burgan Bank SAK	77,361	54,545
*Combined Group Contracting Co. SAK	7,474	10,661
Gulf Bank KSCP	183,435	168,256
*Heavy Engineering & Ship Building Co. KSCP	4,074	8,511
*Integrated Holding Co. KCSC	30,760	39,762
Kuwait Finance House KSCP	44,216	107,383
*Mezzan Holding Co. KSCC	25,142	31,105
Mobile Telecommunications Co. KSCP	283,460	526,485
National Bank of Kuwait SAKP	9,301	30,452
Warba Bank KSCP	145,488	108,279

TOTAL KUWAIT		1,653,497

MALAYSIA — (1.7%)
#*Aeon Co. M BHD	50,100	14,265
#AFFIN Bank BHD	67,507	30,723
Alliance Bank Malaysia BHD	122,600	91,527
Allianz Malaysia BHD	3,700	11,514
AMMB Holdings BHD	616,200	498,707
Bank Islam Malaysia BHD	88,500	39,880
Batu Kawan BHD	2,200	10,742

28

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#*Berjaya Corp. BHD	361,100	$24,287
#Boustead Holdings BHD	4,400	843
#Boustead Plantations BHD	3,700	601
*Bumi Armada BHD	1,643,400	246,851
Cahya Mata Sarawak BHD	67,600	16,974
CIMB Group Holdings BHD	1,261,061	1,430,550
*Coastal Contracts BHD	19,600	10,063
*Dagang NeXchange BHD	980,300	114,282
Dayang Enterprise Holdings BHD	3,100	917
DRB-Hicom BHD	141,400	44,698
Eco World Development Group BHD	103,400	17,386
*Ekovest BHD	161,400	13,569
Gamuda BHD	409,930	381,394
Genting BHD	171,600	180,814
Genting Malaysia BHD	331,700	201,526
#Genting Plantations BHD	24,100	32,418
Hap Seng Plantations Holdings BHD	20,900	8,715
Hartalega Holdings BHD	553,600	233,330
#Hiap Teck Venture BHD	7,600	588
#Hibiscus Petroleum BHD	743,200	169,950
Hong Leong Financial Group BHD	24,400	99,121
IGB BHD	800	533
#IJM Corp. BHD	209,000	73,095
IOI Properties Group BHD	100,000	26,006
Jaya Tiasa Holdings BHD	140,000	21,500
Kerjaya Prospek Group BHD	900	230
#Kossan Rubber Industries BHD	230,000	64,455
*KSL Holdings BHD	2,300	428
LBS Bina Group BHD	4,000	381
#*Leong Hup International BHD	3,400	408
Magni-Tech Industries BHD	1,100	439
Magnum BHD	110,000	27,373
#Mah Sing Group BHD	135,600	18,392
#Malayan Flour Mills BHD	81,600	13,446
#Malaysia Building Society BHD	326,900	45,438
Malaysia Smelting Corp. BHD	41,800	18,742
#Malaysian Resources Corp. BHD	257,900	17,635
Matrix Concepts Holdings BHD	70,200	22,505
Mega First Corp. BHD	15,500	11,885
Mi Technovation BHD	35,700	13,206
#MISC BHD	119,500	195,572
MKH BHD	42,300	12,518
MNRB Holdings BHD	600	134
Pantech Group Holdings BHD	2,300	382
Paramount Corp. BHD	1,100	192
Perak Transit BHD	2,400	565
#Petron Malaysia Refining & Marketing BHD	9,400	9,273
RHB Bank BHD	881,605	1,083,106
Sarawak Oil Palms BHD	31,600	17,569
#Sime Darby BHD	359,400	174,845
#Sime Darby Property BHD	182,100	19,188
SP Setia BHD Group	323,700	41,728
Sunway BHD	82,900	29,179
#Supermax Corp. BHD	856,700	167,095
#Ta Ann Holdings BHD	23,400	16,210
Thong Guan Industries BHD	21,100	10,785
#*Top Glove Corp. BHD	619,700	136,152
#*Tropicana Corp. BHD	2,800	854

29

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#TSH Resources BHD	137,100	$31,659
UMW Holdings BHD	30,700	26,636
UOA Development BHD	30,300	11,684
*Velesto Energy BHD	304,100	15,681
#WCT Holdings BHD	5,900	582
Yinson Holdings BHD	98,960	58,127
YTL Corp. BHD	531,200	78,599

TOTAL MALAYSIA		6,440,647

MEXICO — (2.5%)
#Alpek SAB de CV	32,764	34,546
Arca Continental SAB de CV	15,900	150,811
*Axtel SAB de CV	227,100	17,373
ΩBanco del Bajio SA	55,000	180,345
*Cemex SAB de CV, Sponsored ADR	258,311	1,549,866
Cia Minera Autlan SAB de CV, Class B	31,900	27,499
Coca-Cola Femsa SAB de CV, Class A	14,560	119,804
Corp Actinver SAB de CV	495	360
El Puerto de Liverpool SAB de CV	23,200	141,201
Fomento Economico Mexicano SAB de CV	39,000	378,174
Fomento Economico Mexicano SAB de CV, Sponsored ADR	4,000	388,080
GCC SAB de CV	23,673	187,570
Genomma Lab Internacional SAB de CV, Class B	153,861	127,428
Gentera SAB de CV	194,909	213,720
Grupo Carso SAB de CV, Class A1	46,900	263,866
Grupo Comercial Chedraui SA de CV	17,700	104,283
Grupo Financiero Banorte SAB de CV, Class O	244,077	2,103,725
#*Grupo Financiero Inbursa SAB de CV, Class O	232,200	563,284
Grupo Herdez SAB de CV	29,800	79,113
Grupo Industrial Saltillo SAB de CV	16,923	29,082
Grupo KUO SAB De CV, Series B	100	225
Grupo Mexico SAB de CV, Class B	201,903	989,536
Grupo Televisa SAB	276,400	279,480
#*ΩGrupo Traxion SAB de CV	116,700	226,361
*Industrias Penoles SAB de CV	16,100	246,592
Megacable Holdings SAB de CV	142,749	384,826
*ΩNemak SAB de CV	492,492	113,575
Orbia Advance Corp. SAB de CV	149,000	342,124
*Organizacion Soriana SAB de CV, Class B	1,700	2,934
Promotora y Operadora de Infraestructura SAB de CV	48,550	503,317
Promotora y Operadora de Infraestructura SAB de CV, Class L	5	35
Qualitas Controladora SAB de CV	3,200	21,083
*Vista Energy SAB de CV, Sponsored ADR	300	6,276

TOTAL MEXICO		9,776,494

PHILIPPINES — (0.6%)
*8990 Holdings, Inc.	10,000	1,654
*AC Energy Corp.	22,110	2,399
Alliance Global Group, Inc.	338,900	84,442
Ayala Corp.	23,840	275,052
Bank of the Philippine Islands	17,898	34,772
BDO Unibank, Inc.	130,204	338,528
China Banking Corp.	10,100	6,155
DMCI Holdings, Inc.	1,188,900	210,583
DoubleDragon Corp.	24,700	3,501
East West Banking Corp.	32,400	4,358
Filinvest Land, Inc.	546,000	7,788
First Philippine Holdings Corp.	120	136
*Global Ferronickel Holdings, Inc.	365,000	16,146

30

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
*Integrated Micro-Electronics, Inc.	8,300	$787
JG Summit Holdings, Inc.	254,000	232,514
LT Group, Inc.	221,900	40,706
Megaworld Corp.	1,892,000	68,322
Metropolitan Bank & Trust Co.	324,350	343,178
Petron Corp.	43,000	2,640
Philex Mining Corp.	214,100	12,022
*Philippine National Bank	25,700	8,622
Premium Leisure Corp.	50,000	433
Puregold Price Club, Inc.	124,500	73,281
Rizal Commercial Banking Corp.	1,900	806
*Robinsons Land Corp.	339,200	88,314
Robinsons Retail Holdings, Inc.	36,000	35,360
San Miguel Corp.	37,690	72,270
Security Bank Corp.	105,320	175,422
Shell Pilipinas Corp.	21,700	6,653
Union Bank of the Philippines	35,430	53,031
Vista Land & Lifescapes, Inc.	307,000	9,755

TOTAL PHILIPPINES		2,209,630

POLAND — (0.8%)
AB SA	20	244
*Alior Bank SA	21,953	229,609
*Arctic Paper SA	3,440	16,199
ASBISc Enterprises PLC	3,176	21,921
Asseco Poland SA	8,324	169,308
Bank Polska Kasa Opieki SA	10,132	234,358
*BNPP Bank Polska SA	149	1,889
Boryszew SA	940	1,735
Cognor Holding SA	14,640	36,763
Cyfrowy Polsat SA	33,604	141,235
Echo Investment SA	8,306	7,846
*Enea SA	27,254	44,203
*Erbud SA	16	160
*Grenevia SA	1,808	1,447
*Grupa Azoty SA	4,599	35,622
*Jastrzebska Spolka Weglowa SA	12,045	124,529
KGHM Polska Miedz SA	23,068	663,771
Lubelski Wegiel Bogdanka SA	2,591	24,240
*mBank SA	1,281	107,277
*PGE Polska Grupa Energetyczna SA	110,776	183,617
*PKP Cargo SA	2,728	10,401
*Polimex-Mostostal SA	13,963	14,873
Polski Koncern Naftowy ORLEN SA	27,287	417,048
Powszechna Kasa Oszczednosci Bank Polski SA	31,681	244,851
Santander Bank Polska SA	3,871	315,501
*Tauron Polska Energia SA	153,088	76,332
*Zespol Elektrowni Patnow Adamow Konin SA	132	731

TOTAL POLAND		3,125,710

QATAR — (0.8%)
Aamal Co.	12,324	2,776
Al Khaleej Takaful Group QSC	12,325	7,754
*Baladna	82,426	31,204
Barwa Real Estate Co.	200,036	137,387
Commercial Bank PSQC (The)	597,174	961,713
Doha Bank QPSC	712,712	303,294
Doha Insurance Co. QSC	1,112	585
Gulf International Services QSC	287,086	165,390

31

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Gulf Warehousing Co.	22,805	$22,611
*Lesha Bank LLC	140,909	38,402
Masraf Al Rayan QSC	730,403	511,683
Medicare Group	12,100	19,945
Mesaieed Petrochemical Holding Co.	174,853	95,112
Ooredoo QPSC	125,441	340,827
Qatar Aluminum Manufacturing Co.	252,985	107,032
Qatar Fuel QSC	15,553	70,672
Qatar Gas Transport Co., Ltd.	42,050	45,747
Qatar Industrial Manufacturing Co. QSC	1,156	921
*Qatar Insurance Co. SAQ	173,901	82,985
Qatar National Cement Co. QSC	36,264	39,522
*Salam International Investment, Ltd. QSC	158,114	23,456
United Development Co. QSC	277,173	85,132
Vodafone Qatar QSC	153,364	72,132

TOTAL QATAR		3,166,282

SAUDI ARABIA — (3.7%)
Al Babtain Power & Telecommunication Co.	124	871
*Al Hassan Ghazi Ibrahim Shaker Co.	1,556	8,712
*Al Jouf Cement Co.	3,534	12,023
*Al Khaleej Training and Education Co.	188	922
*AlJazira Takaful Ta’awuni Co.	160	789
*Allianz Saudi Fransi Cooperative Insurance Co.	4,264	17,962
Arab National Bank	108,998	793,357
Arabian Cement Co.	3,277	30,929
Arriyadh Development Co.	1,358	7,314
Bank Al-Jazira	93,984	486,621
Banque Saudi Fransi	120,581	1,240,949
*Basic Chemical Industries, Ltd.	60	576
City Cement Co.	11,388	66,251
*Dar Al Arkan Real Estate Development Co.	189,905	814,160
*Dur Hospitality Co.	268	1,983
Etihad Etisalat Co.	24,932	305,776
Gulf Insurance Group	1,939	14,191
Hail Cement Co.	284	924
*Methanol Chemicals Co.	7,901	52,663
*Mobile Telecommunications Co.	76,575	305,426
Najran Cement Co.	15,214	58,167
Northern Region Cement Co.	4,054	12,927
*Rabigh Refining & Petrochemical Co.	7,139	21,242
Sahara International Petrochemical Co.	40,779	420,761
Saudi Basic Industries Corp.	186,975	4,601,219
Saudi British Bank (The)	125,093	1,205,672
Saudi Ceramic Co.	23,046	196,622
Saudi Industrial Investment Group	948	6,432
Saudi Industrial Services Co.	35,568	258,887
Saudi Investment Bank (The)	21,743	94,956
*Saudi Kayan Petrochemical Co.	108,382	365,829
*Saudi Marketing Co.	124	892
Saudi National Bank (The)	159,531	2,079,896
*Saudi Public Transport Co.	13,631	66,507
*Saudi Reinsurance Co.	5,103	22,231
*Seera Group Holding	15,221	100,480
*Sinad Holding Co.	3,230	10,558
*Tabuk Cement Co.	260	1,079
Umm Al-Qura Cement Co.	160	746
United International Transportation Co.	11,803	186,925
Yamama Cement Co.	7,084	62,328

32

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Yanbu National Petrochemical Co.	6,437	$76,715

TOTAL SAUDI ARABIA		14,013,470

SOUTH AFRICA — (2.9%)
Absa Group, Ltd.	108,315	1,052,360
AECI, Ltd.	18,034	85,131
African Rainbow Minerals, Ltd.	14,521	182,428
AngloGold Ashanti, Ltd., Sponsored ADR	21,539	572,507
Aspen Pharmacare Holdings, Ltd.	46,984	469,744
Astral Foods, Ltd.	9,917	91,133
*Aveng, Ltd.	568	330
Barloworld, Ltd.	39,604	196,225
*Blue Label Telecoms, Ltd.	50,393	12,430
DataTec, Ltd.	4,847	9,634
*Discovery, Ltd.	6,038	47,478
DRDGOLD, Ltd.	21,767	23,310
DRDGOLD, Ltd., ADR	856	9,159
Exxaro Resources, Ltd.	34,890	366,041
Foschini Group, Ltd. (The)	26,248	135,907
Harmony Gold Mining Co., Ltd.	24,321	113,825
Harmony Gold Mining Co., Ltd., Sponsored ADR	80,689	371,976
Hudaco Industries, Ltd.	2,107	17,747
Impala Platinum Holdings, Ltd.	153,120	1,488,510
Investec, Ltd.	29,730	163,579
KAP Industrial Holdings, Ltd.	498,142	82,825
Lewis Group, Ltd.	212	441
Life Healthcare Group Holdings, Ltd.	78,910	89,511
Merafe Resources, Ltd.	68,194	4,439
*Metair Investments, Ltd.	12,904	17,326
Momentum Metropolitan Holdings	224,754	227,412
Motus Holdings, Ltd.	31,441	163,363
Mpact, Ltd.	396	607
Nedbank Group, Ltd.	59,744	689,627
Oceana Group, Ltd.	12,750	46,722
Old Mutual, Ltd.	589,153	374,429
Omnia Holdings, Ltd.	36,679	115,471
ΩPepkor Holdings, Ltd.	258,326	239,482
*PPC, Ltd.	164,355	25,529
Raubex Group, Ltd.	8,448	12,189
Reunert, Ltd.	23,156	74,634
RFG Holdings, Ltd.	424	215
Sappi, Ltd.	111,687	253,932
Sasol, Ltd.	79,575	1,032,217
Sibanye Stillwater, Ltd.	128,130	282,907
#Sibanye Stillwater, Ltd., ADR	78,142	699,371
Standard Bank Group, Ltd.	126,296	1,183,195
Super Group, Ltd.	65,376	114,385
*Telkom SA SOC, Ltd.	52,873	95,950
Thungela Resources, Ltd.	2,654	24,856
*Zeda, Ltd.	39,604	26,339

TOTAL SOUTH AFRICA		11,286,828

TAIWAN — (16.8%)
*AcBel Polytech, Inc.	58,000	79,805
Acer, Inc.	524,000	515,605
ACES Electronic Co., Ltd.	14,000	13,730
Acter Group Corp., Ltd.	8,000	35,261
Action Electronics Co., Ltd.	32,000	15,562
ADATA Technology Co., Ltd.	27,000	65,870

33

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Advanced International Multitech Co., Ltd.	8,000	$23,524
Advancetek Enterprise Co., Ltd.	10,000	10,523
*ALI Corp.	14,000	8,949
Alltek Technology Corp.	1,080	1,461
Alpha Networks, Inc.	26,000	29,939
*Apacer Technology, Inc.	13,000	21,778
Apex Biotechnology Corp.	22,000	19,751
Apex International Co., Ltd.	30,000	53,769
Arcadyan Technology Corp.	11,000	35,960
Ardentec Corp.	76,000	133,496
ASE Technology Holding Co., Ltd.	686,000	2,253,753
Asia Cement Corp.	174,000	248,753
Asia Optical Co., Inc.	20,000	41,701
Asia Polymer Corp.	49,000	43,912
ASROCK, Inc.	5,000	22,038
Asustek Computer, Inc.	160,000	1,470,277
AU Optronics Corp.	2,131,600	1,178,733
Audix Corp.	7,000	12,956
Avermedia Technologies	20,000	15,061
Bank of Kaohsiung Co., Ltd.	30,060	12,027
Basso Industry Corp.	13,000	17,760
BenQ Materials Corp.	22,000	27,194
Brighton-Best International Taiwan, Inc.	15,000	17,321
Capital Securities Corp.	164,000	73,084
*Career Technology MFG. Co., Ltd.	80,000	60,372
Cathay Financial Holding Co., Ltd.	779,397	1,076,211
Cathay Real Estate Development Co., Ltd.	66,000	36,282
CCP Contact Probes Co., Ltd.	28,000	39,528
Central Reinsurance Co., Ltd.	284	168
Chain Chon Industrial Co., Ltd.	38,000	19,901
Champion Building Materials Co., Ltd.	900	272
Chang Hwa Commercial Bank, Ltd.	365,220	211,463
Channel Well Technology Co., Ltd.	14,000	24,774
CHC Healthcare Group	23,000	51,173
Chen Full International Co., Ltd.	10,000	14,735
Cheng Loong Corp.	89,000	90,614
Cheng Mei Materials Technology Corp.	121,521	47,237
Cheng Shin Rubber Industry Co., Ltd.	250,000	307,392
Cheng Uei Precision Industry Co., Ltd.	25,000	34,073
*Chenming Electronic Technology Corp.	56,000	40,895
Chia Chang Co., Ltd.	13,000	15,836
Chicony Electronics Co., Ltd.	2,000	6,310
China Airlines, Ltd.	596,000	368,350
China Bills Finance Corp.	91,000	44,697
China Chemical & Pharmaceutical Co., Ltd.	69,000	61,386
China Development Financial Holding Corp.	2,015,000	858,632
China Metal Products	33,000	36,926
China Steel Corp.	2,242,000	2,122,215
Ching Feng Home Fashions Co., Ltd.	1,000	638
Chin-Poon Industrial Co., Ltd.	41,000	42,877
Chipbond Technology Corp.	137,000	293,675
ChipMOS Technologies, Inc.	63,000	75,823
ChipMOS Technologies, Inc., ADR	152	3,639
Chong Hong Construction Co., Ltd.	19,000	49,381
*Chun Yuan Steel Industry Co., Ltd.	50,000	26,429
Chung Hung Steel Corp.	9,000	7,172
Chung Hwa Pulp Corp.	62,000	49,410
Chung-Hsin Electric & Machinery Manufacturing Corp.	31,000	102,350

34

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	17,000	$52,865
Collins Co., Ltd.	49,000	27,415
Compal Electronics, Inc.	610,000	475,222
Compeq Manufacturing Co., Ltd.	263,000	368,718
Concord Securities Co., Ltd.	39,000	13,955
Continental Holdings Corp.	36,000	36,536
Contrel Technology Co., Ltd.	2,000	1,262
Coretronic Corp.	77,000	187,350
Co-Tech Development Corp.	59,000	105,170
Crowell Development Corp.	21,000	16,770
CTBC Financial Holding Co., Ltd.	3,279,000	2,410,520
CviLux Corp.	1,000	1,207
CyberPower Systems, Inc.	8,000	32,008
DA CIN Construction Co., Ltd.	31,000	31,108
Da-Li Development Co., Ltd.	30,000	30,837
Darfon Electronics Corp.	30,000	42,840
De Licacy Industrial Co., Ltd.	25,000	12,442
Depo Auto Parts Ind Co., Ltd	26,000	82,628
Dimerco Express Corp.	10,000	28,137
D-Link Corp.	38,000	21,817
DONPON PRECISION, INC.	12,000	10,734
*Dynamic Holding Co., Ltd.	63,000	50,002
Dynapack International Technology Corp.	13,000	32,222
*Edimax Technology Co., Ltd.	67,000	35,088
Edom Technology Co., Ltd.	16,000	14,390
Elite Advanced Laser Corp.	11,000	13,203
Elite Semiconductor Microelectronics Technology, Inc.	11,000	28,983
Elitegroup Computer Systems Co., Ltd.	153,000	123,425
Emerging Display Technologies Corp.	34,000	32,958
Ennoconn Corp.	3,000	24,445
ENNOSTAR, Inc.	337,000	547,005
Eson Precision Ind Co., Ltd.	25,000	53,184
Eternal Materials Co., Ltd.	115,650	121,697
Eva Airways Corp.	385,000	336,253
*Everest Textile Co., Ltd.	4,000	1,018
Evergreen International Storage & Transport Corp.	99,000	87,109
Evergreen Marine Corp. Taiwan, Ltd.	172,200	904,621
Everlight Chemical Industrial Corp.	82,000	58,414
Everlight Electronics Co., Ltd.	25,000	32,488
Excelsior Medical Co., Ltd.	9,450	26,835
Far Eastern Department Stores, Ltd.	56,000	40,803
Far Eastern International Bank	504,500	183,798
Far Eastern New Century Corp.	406,000	421,287
Farglory Land Development Co., Ltd.	30,000	59,917
Feedback Technology Corp.	3,000	10,442
Feng Hsin Steel Co., Ltd.	20,000	44,238
First Financial Holding Co., Ltd.	179,000	157,791
First Insurance Co., Ltd. (The)	41,000	20,938
*First Steamship Co., Ltd.	60,000	17,936
Fitipower Integrated Technology, Inc.	4,000	20,558
Fittech Co., Ltd.	4,000	11,281
FLEXium Interconnect, Inc.	61,000	187,509
Forcecon Tech Co., Ltd.	5,000	11,157
Formosa Advanced Technologies Co., Ltd.	9,000	12,706
Formosa Chemicals & Fibre Corp.	657,000	1,472,466
Formosa Laboratories, Inc.	10,000	27,064
Formosa Plastics Corp.	469,000	1,432,515
Formosan Union Chemical	87,000	75,277

35

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Founding Construction & Development Co., Ltd.	1,000	$603
Franbo Lines Corp.	69,990	43,029
Froch Enterprise Co., Ltd.	35,000	25,218
Fu Chun Shin Machinery Manufacture Co., Ltd.	46,000	25,587
Fubon Financial Holding Co., Ltd.	1,343,900	2,579,169
Fulltech Fiber Glass Corp.	29,119	11,129
Fwusow Industry Co., Ltd.	27,000	18,663
G Shank Enterprise Co., Ltd.	15,000	25,762
Gamania Digital Entertainment Co., Ltd.	43,000	103,225
Gemtek Technology Corp.	76,000	76,637
General Interface Solution Holding, Ltd.	23,000	59,478
Getac Holdings Corp.	24,000	45,904
*Giantplus Technology Co., Ltd.	27,000	11,988
Gigabyte Technology Co., Ltd.	30,000	127,836
Global Brands Manufacture, Ltd.	65,000	71,465
Global Mixed Mode Technology, Inc.	4,000	23,550
*Gloria Material Technology Corp.	273,000	522,157
GMI Technology, Inc.	1,136	785
Goldsun Building Materials Co., Ltd.	120,000	109,295
Gordon Auto Body Parts	177,000	136,453
Gourmet Master Co., Ltd.	6,000	30,349
Great China Metal Industry	18,000	14,813
Greatek Electronics, Inc.	38,000	66,624
GTM Holdings Corp.	22,000	20,467
HannsTouch Solution, Inc.	76,000	24,845
Harvatek Corp.	32,000	26,595
Hey Song Corp.	26,000	30,742
Highwealth Construction Corp.	37,400	51,156
Hitron Technology, Inc.	53,000	44,824
Hocheng Corp.	257,000	232,819
Holy Stone Enterprise Co., Ltd.	14,000	46,450
Hon Hai Precision Industry Co., Ltd.	1,298,000	4,412,166
Hong TAI Electric Industrial	21,000	14,174
Hong YI Fiber Industry Co.	1,000	574
Hsin Kuang Steel Co., Ltd.	30,000	47,670
Hu Lane Associate, Inc.	1,000	4,456
HUA ENG Wire & Cable Co., Ltd.	58,000	30,941
Hua Nan Financial Holdings Co., Ltd.	154,320	109,933
Huaku Development Co., Ltd.	31,000	95,493
Huang Hsiang Construction Corp.	9,000	13,599
Huikwang Corp.	17,000	21,456
Hung Sheng Construction, Ltd.	59,000	43,757
IBF Financial Holdings Co., Ltd.	1,392,642	559,458
Ichia Technologies, Inc.	387,000	356,882
I-Chiun Precision Industry Co., Ltd.	77,000	73,763
Innolux Corp.	3,129,435	1,364,054
Inpaq Technology Co., Ltd.	7,000	12,888
Inventec Corp.	395,000	425,291
ITE Technology, Inc.	10,000	28,787
ITEQ Corp.	23,000	52,296
Jarllytec Co., Ltd.	10,000	23,063
Jean Co., Ltd.	1,051	559
Jess-Link Products Co., Ltd.	12,000	20,688
K Laser Technology, Inc.	1,000	777
Kaimei Electronic Corp.	18,000	40,400
Kenda Rubber Industrial Co., Ltd.	64,000	64,952
Kerry TJ Logistics Co., Ltd.	22,000	27,480
Kindom Development Co., Ltd.	46,000	44,440

36

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
King Yuan Electronics Co., Ltd.	539,000	$824,038
King’s Town Bank Co., Ltd.	63,000	72,237
Kinko Optical Co., Ltd.	22,000	22,578
Kinpo Electronics	192,000	82,127
Kinsus Interconnect Technology Corp.	41,000	147,369
Ko Ja Cayman Co., Ltd.	14,000	21,859
Kuo Toong International Co., Ltd.	83,000	75,326
Kwong Lung Enterprise Co., Ltd.	46,000	79,454
L&K Engineering Co., Ltd.	46,000	67,857
Largan Precision Co., Ltd.	3,000	196,145
Lealea Enterprise Co., Ltd.	107,000	37,416
LEE CHI Enterprises Co., Ltd.	23,000	14,177
Lelon Electronics Corp.	17,000	35,833
Lingsen Precision Industries, Ltd.	42,000	19,468
Lite-On Technology Corp.	116,000	277,336
Long Da Construction & Development Corp.	19,000	15,080
Longchen Paper & Packaging Co., Ltd.	147,411	82,474
Longwell Co.	13,000	25,795
Lumax International Corp., Ltd.	5,400	12,594
Lung Yen Life Service Corp.	17,000	20,737
Luxe Green Energy Technology Co., Ltd.	48,150	65,782
Macronix International Co., Ltd.	87,000	91,125
Mega Financial Holding Co., Ltd.	226,950	251,367
Merry Electronics Co., Ltd.	19,000	53,213
Micro-Star International Co., Ltd.	31,000	146,719
MOSA Industrial Corp.	1,000	782
MPI Corp.	30,000	125,396
Namchow Holdings Co., Ltd.	24,000	37,473
Nan Pao Resins Chemical Co., Ltd.	3,000	14,443
Nan Ya Plastics Corp.	831,000	2,108,417
Nantex Industry Co., Ltd.	36,000	46,197
Nanya Technology Corp.	112,000	247,007
Nexcom International Co., Ltd.	15,000	19,078
Nichidenbo Corp.	9,000	16,746
Niko Semiconductor Co., Ltd.	6,000	10,695
O-Bank Co., Ltd.	367,000	122,363
*Optimax Technology Corp.	34,000	20,073
Orient Semiconductor Electronics, Ltd.	44,000	27,981
Paiho Shih Holdings Corp.	2,000	1,669
Pan Jit International, Inc.	46,000	97,858
Pan-International Industrial Corp.	10,000	12,231
PChome Online, Inc.	10,000	18,606
Pegatron Corp.	613,000	1,395,788
Powerchip Semiconductor Manufacturing Corp.	731,000	706,211
Powertech Technology, Inc.	33,000	98,541
President Securities Corp.	98,000	53,076
Primax Electronics, Ltd.	50,000	97,585
Prince Housing & Development Corp.	68,000	26,543
Promate Electronic Co., Ltd.	11,000	14,867
Prosperity Dielectrics Co., Ltd.	12,000	15,145
Qisda Corp.	18,000	20,259
Quang Viet Enterprise Co., Ltd.	3,000	11,222
Quanta Computer, Inc.	184,000	514,129
Quanta Storage, Inc.	89,000	155,752
Quintain Steel Co., Ltd.	40,240	23,168
Radiant Opto-Electronics Corp.	238,000	874,815
Radium Life Tech Co., Ltd.	41,000	12,270
Rechi Precision Co., Ltd.	19,000	11,032

37

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Rich Development Co., Ltd.	36,000	$11,218
*Ritek Corp.	72,000	21,219
*»Roo Hsing Co., Ltd.	5,000	178
Ruentex Development Co., Ltd.	24,000	27,948
Sampo Corp.	26,000	22,243
San Fang Chemical Industry Co., Ltd.	12,000	8,158
Sanyang Motor Co., Ltd.	121,000	215,295
Sesoda Corp.	40,000	53,802
Shanghai Commercial & Savings Bank, Ltd. (The)	241,466	364,840
Sharehope Medicine Co., Ltd.	6,299	8,319
Sheng Yu Steel Co., Ltd.	25,000	20,940
ShenMao Technology, Inc.	10,000	15,581
Shih Her Technologies, Inc.	11,000	21,147
Shih Wei Navigation Co., Ltd.	178,595	145,816
Shihlin Electric & Engineering Corp.	35,000	114,418
Shin Kong Financial Holding Co., Ltd.	3,969,000	1,081,897
Shin Zu Shing Co., Ltd.	18,000	51,173
Shinkong Insurance Co., Ltd.	19,000	31,767
Sigurd Microelectronics Corp.	42,000	71,178
Simplo Technology Co., Ltd.	1,000	10,019
Sincere Navigation Corp.	100,000	73,189
Sinon Corp.	177,000	213,028
SinoPac Financial Holdings Co., Ltd.	1,539,887	836,500
Siward Crystal Technology Co., Ltd.	103,000	125,808
Solar Applied Materials Technology Corp.	57,000	67,397
*Sports Gear Co., Ltd.	10,000	22,477
*Sunko INK Co., Ltd.	44,000	25,190
Sunonwealth Electric Machine Industry Co., Ltd.	2,000	3,422
Sunplus Technology Co., Ltd.	51,000	39,317
Sunrex Technology Corp.	25,000	36,147
Sunspring Metal Corp.	1,000	729
Supreme Electronics Co., Ltd.	30,000	42,352
Sweeten Real Estate Development Co., Ltd.	13,000	11,354
Syncmold Enterprise Corp.	11,000	21,361
Synnex Technology International Corp.	98,000	197,323
Systex Corp.	11,000	29,197
T3EX Global Holdings Corp.	13,000	32,519
TA Chen Stainless Pipe	246,170	355,933
Ta Ya Electric Wire & Cable	216,980	193,389
TA-I Technology Co., Ltd.	9,000	13,964
Taichung Commercial Bank Co., Ltd.	332,821	152,648
Taiflex Scientific Co., Ltd.	12,000	16,394
Taimide Tech, Inc.	9,000	9,807
Tainan Spinning Co., Ltd.	111,000	61,020
Tai-Saw Technology Co., Ltd.	10,000	9,368
Taishin Financial Holding Co., Ltd.	1,733,363	975,431
Taita Chemical Co., Ltd.	2,100	1,441
TAI-TECH Advanced Electronics Co., Ltd.	5,000	16,752
Taiwan Business Bank	614,666	278,917
Taiwan Cement Corp.	433,184	545,311
Taiwan Cooperative Financial Holding Co., Ltd.	67,680	58,890
Taiwan Fertilizer Co., Ltd.	46,000	88,431
*Taiwan Fire & Marine Insurance Co., Ltd.	22,000	15,207
Taiwan FU Hsing Industrial Co., Ltd.	13,000	18,352
Taiwan Glass Industry Corp.	52,000	34,337
Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	188,475
Taiwan Navigation Co., Ltd.	68,000	69,676
Taiwan Paiho, Ltd.	40,000	72,603

38

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan PCB Techvest Co., Ltd.	32,000	$42,625
Taiwan Shin Kong Security Co., Ltd.	19,000	25,432
Taiwan Surface Mounting Technology Corp.	41,000	131,365
Taiwan Union Technology Corp.	63,000	136,072
Taiyen Biotech Co., Ltd.	10,000	10,881
*Tatung Co., Ltd.	134,000	142,096
Test Rite International Co., Ltd.	1,000	673
Thye Ming Industrial Co., Ltd.	13,000	18,966
Ton Yi Industrial Corp.	139,000	93,820
Tong Hsing Electronic Industries, Ltd.	28,400	156,585
Tong Yang Industry Co., Ltd.	205,000	317,744
Tong-Tai Machine & Tool Co., Ltd.	21,000	11,783
Topco Technologies Corp.	9,000	21,752
Topoint Technology Co., Ltd.	11,000	10,359
Tripod Technology Corp.	50,000	187,037
TSRC Corp.	63,000	56,868
Tung Ho Steel Enterprise Corp.	62,000	116,367
TYC Brother Industrial Co., Ltd.	161,000	154,493
*Tycoons Group Enterprise	65,000	20,594
Tyntek Corp.	29,000	17,121
U-Ming Marine Transport Corp.	224,000	396,376
Union Bank of Taiwan	151,690	79,441
*Unitech Printed Circuit Board Corp.	383,000	223,627
United Microelectronics Corp.	1,036,000	1,654,634
#United Microelectronics Corp., Sponsored ADR	2,400	19,272
*United Orthopedic Corp.	33,000	67,519
Universal Cement Corp.	30,000	27,616
Unizyx Holding Corp.	318,101	426,825
USI Corp.	126,000	104,513
Wah Lee Industrial Corp.	5,000	14,182
Walsin Lihwa Corp.	435,629	703,553
Walsin Technology Corp.	81,000	251,359
Walton Advanced Engineering, Inc.	3,000	1,317
Wan Hai Lines, Ltd.	76,450	161,641
Wei Chuan Foods Corp.	18,000	11,739
Weikeng Industrial Co., Ltd.	66,000	64,191
Well Shin Technology Co., Ltd.	10,000	18,086
Winbond Electronics Corp.	661,000	557,956
Winstek Semiconductor Co., Ltd.	15,000	27,860
Wisdom Marine Lines Co., Ltd.	50,000	104,253
Wistron Corp.	735,000	1,111,735
Wistron NeWeb Corp.	122,000	366,685
WPG Holdings, Ltd.	280,000	455,396
WT Microelectronics Co., Ltd.	15,000	32,398
Xxentria Technology Materials Corp.	18,000	39,053
Yageo Corp.	12,734	205,451
Yang Ming Marine Transport Corp.	359,000	736,859
YC INOX Co., Ltd.	111,000	105,431
Yem Chio Co., Ltd.	41,000	22,872
YFY, Inc.	118,000	118,221
Yieh Phui Enterprise Co., Ltd.	107,100	52,953
Youngtek Electronics Corp.	8,000	16,837
Yuanta Financial Holding Co., Ltd.	1,325,920	974,735
Yuanta Futures Co., Ltd.	7,000	11,704
Yulon Motor Co., Ltd.	63,000	165,172
YungShin Global Holding Corp.	16,000	24,045
Zeng Hsing Industrial Co., Ltd.	3,000	10,881
Zenitron Corp.	14,000	14,686

39

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Zero One Technology Co., Ltd.	15,000	$28,446
Zhen Ding Technology Holding, Ltd.	82,000	297,406
ZongTai Real Estate Development Co., Ltd.	22,000	35,388

TOTAL TAIWAN		64,299,850

THAILAND — (2.0%)
AAPICO Hitech PCL - NVDR	1,200	1,125
Aapico Hitech PCL, Class F	25,600	23,990
Amata Corp. PCL, Class F	45,500	31,046
AP Thailand PCL	2,303,100	849,815
Bangchak Corp. PCL	224,200	198,611
Bangkok Bank PCL	174,700	803,218
Banpu PCL	1,560,200	415,779
Berli Jucker PCL - NVDR	12,500	14,276
Berli Jucker PCL, Class F	34,500	39,403
Cal-Comp Electronics Thailand PCL	179,503	10,724
Cal-Comp Electronics Thailand PCL - NVDR	14,950	893
Charoen Pokphand Foods PCL	562,500	334,395
Eastern Water Resources Development and Management PCL	3,000	436
Esso Thailand PCL	5,100	1,299
Frasers Property Thailand PCL - NVDR, Class R	900	401
GFPT PCL	55,100	17,265
GFPT PCL - NVDR	2,700	846
Indorama Ventures PCL, Class F	232,300	231,296
IRPC PCL	1,876,200	129,668
*Italian-Thai Development PCL - NVDR	19,900	816
*Italian-Thai Development PCL, Class F	388,100	15,911
Khon Kaen Sugar Industry PCL - NVDR	1,700	172
Khon Kaen Sugar Industry PCL, Class F	146,300	14,824
Krung Thai Bank PCL - NVDR	298,900	157,558
Lalin Property PCL - NVDR	1,800	459
Lanna Resources PCL	20,700	8,790
LPN Development PCL	179,900	24,129
MBK PCL - NVDR	4,600	1,940
MCS Steel PCL	29,900	7,618
MCS Steel PCL - NVDR	2,100	535
Noble Development PCL - NVDR	3,500	502
Polyplex Thailand PCL	16,500	7,876
Polyplex Thailand PCL - NVDR	1,400	668
Precious Shipping PCL, Class F	105,000	38,129
Pruksa Holding PCL	30,700	11,148
Pruksa Holding PCL - NVDR	3,900	1,416
PTT Exploration & Production PCL	93,000	403,075
PTT Global Chemical PCL	242,400	294,593
PTT PCL	1,726,600	1,567,453
*Rabbit Holdings PLC	830,000	17,987
Regional Container Lines PCL, Class F	21,700	15,379
Rojana Industrial Park PCL, Class F	121,700	22,275
Sansiri PCL - NVDR	4,232,900	235,523
SC Asset Corp. PCL	180,200	22,903
SC Asset Corp. PCL - NVDR	7,500	953
Sena Development PCL	158,000	16,009
Sena Development PCL - NVDR	2,500	253
Siam Cement PCL (The) - NVDR	63,600	584,828
Siam City Cement PCL - NVDR	500	1,969
Siam City Cement PCL, Class F	10,700	42,145
Siamgas & Petrochemicals PCL	50,500	12,940
Siamgas & Petrochemicals PCL - NVDR	2,800	718
Sino-Thai Engineering & Construction PCL, Class F	107,200	36,416

40

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
SNC Former PCL - NVDR	1,200	$474
Somboon Advance Technology PCL - NVDR	1,200	692
Somboon Advance Technology PCL, Class F	39,300	22,673
SPCG PCL	60,500	22,501
SPCG PCL - NVDR	2,500	930
Sri Trang Agro-Industry PCL	95,100	54,864
Sri Trang Agro-Industry PCL, Class F	36,200	20,884
Sri Trang Gloves Thailand PCL, Class F	106,900	28,488
Star Petroleum Refining PCL	8,800	2,500
Star Petroleum Refining PCL	31,600	8,976
Supalai PCL	149,800	93,001
Supalai PCL	43,000	26,696
Super Energy Corp. PCL, Class F	2,155,200	37,868
Susco PCL - NVDR	2,600	257
Tata Steel Thailand PCL	11,500	354
Thai Oil PCL	97,220	132,388
Thai Oil PCL	47,600	64,819
Thai Stanley Electric PCL, Class F	2,600	13,819
Thai Union Group PCL - NVDR	480,400	194,144
Thai Wah PCL - NVDR	2,200	294
Thaicom PCL	3,300	1,160
Thaicom PCL	42,800	15,040
Thanachart Capital PCL - NVDR	1,300	1,647
Thanachart Capital PCL, Class F	17,200	21,785
Thoresen Thai Agencies PCL - NVDR	6,900	1,455
Thoresen Thai Agencies PCL, Class F	172,100	36,287
TMBThanachart Bank PCL	2,145,600	91,108
TMBThanachart Bank PCL - NVDR	506,900	21,524
TPI Polene PCL - NVDR	28,300	1,243
TPI Polene PCL, Class F	619,000	27,191
TPI Polene Power PCL	223,200	21,701
TPI Polene Power PCL - NVDR	12,500	1,215
*TTCL PCL - NVDR	2,000	235
*Unique Engineering & Construction PCL - NVDR	1,900	204

TOTAL THAILAND		7,640,813

TURKEY — (0.7%)
Akbank TAS	659,298	544,097
*Albaraka Turk Katilim Bankasi A/S	101,849	13,616
*Anadolu Anonim Turk Sigorta Sirketi	1,144	1,057
Anadolu Efes Biracilik Ve Malt Sanayii A/S	12,752	41,276
Bera Holding A/S	11,294	5,900
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	160	981
Enka Insaat ve Sanayi AS	87,670	123,245
*Eregli Demir ve Celik Fabrikalari TAS	140,912	240,115
GSD Holding AS	53,252	7,284
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	72,125	55,554
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A/S	5,871	338
KOC Holding A/S	71,689	278,857
*Menderes Tekstil Sanayi ve Ticaret A/S	11,818	4,229
*Reysas Tasimacilik ve Lojistik Ticaret A/S	876	1,279
Sekerbank Turk A/S	232,166	26,382
*TAV Havalimanlari Holding A/S	15,427	55,883
Tekfen Holding A/S	27,522	40,756
*Turk Hava Yollari AO	84,268	553,749
#Turkiye Garanti Bankasi AS	97,580	137,377
*Turkiye Halk Bankasi A/S	39,263	21,218
Turkiye Is Bankasi A/S	391,516	218,020
Turkiye Sise ve Cam Fabrikalari A/S	27,681	52,463

41

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Turkiye Vakiflar Bankasi TAO	115,531	$51,088
*Vestel Elektronik Sanayi ve Ticaret A/S	1,401	2,975
Yapi ve Kredi Bankasi AS	345,334	168,155
*Zorlu Enerji Elektrik Uretim A/S	115,805	26,379

TOTAL TURKEY		2,672,273

UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Commercial Bank PJSC	336,362	807,928
Agthia Group PJSC	34,751	43,723
Air Arabia PJSC	46,516	27,742
*Ajman Bank PJSC	229,707	102,592
Aldar Properties PJSC	350,561	515,531
Amanat Holdings PJSC	139,921	34,333
Dana Gas PJSC	591,366	143,976
Dubai Investments PJSC	323,217	215,654
Emaar Development PJSC	142,899	214,426
Emaar Properties PJSC	774,555	1,250,847
Emirates NBD Bank PJSC	404,213	1,552,125
*Eshraq Investments PJSC	256,595	35,499
Ras Al Khaimah Ceramics	14,280	10,189

TOTAL UNITED ARAB EMIRATES		4,954,565

TOTAL COMMON STOCKS		376,270,311

PREFERRED STOCKS — (1.7%)
BRAZIL — (1.7%)
Banco Bradesco SA, Preference	505,900	1,400,545
Banco do Estado do Rio Grande do Sul SA, Preference B	63,000	133,988
Banco Pan SA	43,008	46,078
Eucatex SA Industria e Comercio, Preference	1,800	3,112
Gerdau SA, Preference	31,800	160,054
Marcopolo SA, Preference	137,400	98,597
Petroleo Brasileiro SA	918,800	4,352,631
Randon SA Implementos e Participacoes, Preference	43,500	71,821
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	119,300	171,694

TOTAL BRAZIL		6,438,520

COLOMBIA — (0.0%)
Bancolombia SA, Preference	57	356
Grupo Aval Acciones y Valores SA, Preference	336,862	42,497
Grupo de Inversiones Suramericana SA, Preference	5,686	14,151

TOTAL COLOMBIA		57,004

TOTAL PREFERRED STOCKS		6,495,524

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*Xinyi Energy Holdings, Ltd. 5/24/2023	23,200	—

TOTAL CHINA		—

MALAYSIA — (0.0%)
*Yinson Holdings BHD	7,868	1,050

TOTAL MALAYSIA		1,050

TAIWAN — (0.0%)
*<»Acer, Inc. 6/20/2023	233	—

TOTAL TAIWAN		—

THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/2026	1,400	11
*Eastern Power Group PCL 06/29/2025	425	3

TOTAL THAILAND		14

42

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
TOTAL RIGHTS/WARRANTS		$1,064

TOTAL INVESTMENT SECURITIES — (99.7%)
(Cost $374,280,684)		382,766,899

SECURITIES LENDING COLLATERAL — (0.3%)
@§The DFA Short Term Investment Fund	94,458	1,092,441

TOTAL INVESTMENTS — (100.0%)
(Cost $375,373,125)		$383,859,340

*	Non-Income Producing Securities
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has
Ω	been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.4%)
BRAZIL — (3.8%)
*3R PETROLEUM OLEO E GAS SA	20,451	$129,463
AES Brasil Energia SA	34,839	74,374
Aliansce Sonae Shopping Centers sa	86,892	323,749
Alupar Investimento SA	29,224	157,953
Ambev SA, Sponsored ADR	223,499	625,797
*Ambipar Participacoes e Empreendimentos S/A	3,100	12,703
*Anima Holding SA	12,290	5,675
Arezzo Industria e Comercio SA	3,100	41,132
Atacadao SA	38,800	83,373
Auren Energia SA	46,300	146,040
B3 SA - Brasil Bolsa Balcao	703,064	1,641,422
Banco ABC Brasil SA, Preference	20,700	69,181
ΩBanco BMG SA, Preference	300	125
Banco Bradesco SA	84,300	209,282
Banco BTG Pactual SA	131,600	616,063
Banco do Brasil SA	96,100	823,300
Banco Modal SA	19,200	7,522
Banco Santander Brasil SA	24,100	129,440
BB Seguridade Participacoes SA	83,718	574,146
Bemobi Mobile Tech SA	3,000	8,197
BR Properties SA	1	6
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,600	46,361
BrasilAgro - Co. Brasileira de Propriedades Agricolas, ADR	100	477
*BRF SA	140,500	178,053
*C&A MODAS SA	300	167
Camil Alimentos SA	18,400	26,481
CCR SA	1,395,700	3,785,772
Centrais Eletricas Brasileiras SA	105,978	717,062
Cia Brasileira de Aluminio	24,300	25,646
*Cia Brasileira de Distribuicao	64,100	192,190
*Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,300	187,181
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	7,197	66,572
Cia de Saneamento de Minas Gerais-COPASA	38,500	131,133
Cia de Saneamento do Parana	63,900	242,682
Cia de Saneamento do Parana	50,900	37,543
Cia Energetica de Minas Gerais	28,789	116,241
Cia Paranaense de Energia	27,800	39,509
Cia Siderurgica Nacional SA	160,100	454,745
Cielo SA	489,300	534,011
*Cogna Educacao SA	12,115,400	4,940,267
*Construtora Tenda SA	300	350
Cosan SA	114,183	341,897
Cosan SA, ADR	4,621	54,897
CPFL Energia SA	18,000	119,236
*Cruzeiro do Sul Educacional SA	11,700	5,683
Cury Construtora e Incorporadora S/A	17,500	43,305
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	271,900	839,693
Dexco SA	137,240	161,577
Dimed SA Distribuidora da Medicamentos	9,200	19,088
Direcional Engenharia SA	15,900	49,898
EcoRodovias Infraestrutura e Logistica SA	33,100	40,822
EDP - Energias do Brasil SA	24,500	110,187
*Embraer SA	603,500	2,342,659

1

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
#*Embraer SA, Sponsored ADR	152,268	$2,352,541
Empreendimentos Pague Menos S/A	4,100	2,409
*Enauta Participacoes SA	36,600	84,498
Energisa SA	31,500	263,190
*Eneva SA	106,210	240,959
Engie Brasil Energia SA	16,500	135,982
Equatorial Energia SA	671,600	3,670,217
Eternit SA	16,800	31,432
Even Construtora e Incorporadora SA	8,200	8,277
Ez Tec Empreendimentos e Participacoes SA	17,100	49,664
Fleury SA	69,100	200,552
Fras-Le SA	4,600	8,625
*Gafisa S/A	178	204
Gerdau SA, Sponsored ADR	616,928	3,078,471
ΩGPS Participacoes e Empreendimentos SA	7,600	19,126
Grendene SA	38,707	63,211
GRUPO DE MODA SOMA SA	50,631	85,012
*Grupo Mateus SA	139,006	153,097
Grupo SBF SA	9,400	14,430
Guararapes Confeccoes SA	11,900	10,062
*ΩHapvida Participacoes e Investimentos SA	326,200	179,960
*Hidrovias do Brasil SA	93,600	47,896
Hypera SA	36,600	272,515
Instituto Hermes Pardini SA	100	405
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	5,500	24,813
*Inter & Co., Inc.	1	1
*International Meal Co. Alimentacao SA	600	252
Iochpe Maxion SA	48,500	110,032
Irani Papel e Embalagem SA	6,000	10,410
*IRB-Brasil Resseguros SA	16,082	101,162
Itau Unibanco Holding SA	300	1,325
Jalles Machado SA	14,825	23,292
JBS SA	180,600	646,180
JHSF Participacoes SA	64,146	49,749
Kepler Weber SA	20,400	29,400
Klabin SA	895,800	3,425,378
*Light SA	46,900	30,187
Localiza Rent a Car SA	17,983	208,520
*ΩLocaweb Servicos de Internet SA	44,450	46,735
LOG Commercial Properties e Participacoes SA	2,700	8,845
*Log-in Logistica Intermodal SA	2,300	17,778
*Lojas Quero Quero S/A	16,500	13,555
Lojas Renner SA	124,810	395,173
M Dias Branco SA	10,200	58,311
*Magazine Luiza SA	214,500	143,204
Mahle-Metal Leve SA	7,600	43,675
Marcopolo SA	17,400	9,704
Melnick Even Desenvolvimento Imobiliario SA	200	139
Mills Estruturas e Servicos de Engenharia SA	23,300	42,615
Minerva SA	56,100	95,876
*Moura Dubeux Engenharia S/A	200	223
Movida Participacoes SA	66,400	114,276
MRV Engenharia e Participacoes SA	98,600	141,903
*Natura & Co. Holding SA	240,237	531,102
Neoenergia SA	20,700	63,927
Odontoprev SA	46,900	93,746
*Omega Energia SA	54,495	100,649
*Orizon Valorizacao de Residuos SA	2,800	19,197

2

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Pet Center Comercio e Participacoes SA	46,800	$57,718
*Petro Rio SA	98,776	686,102
Petroleo Brasileiro SA	298,900	1,593,424
Petroleo Brasileiro SA, Sponsored ADR	89,350	847,932
Petroleo Brasileiro SA, Sponsored ADR	24,772	263,079
Porto Seguro SA	44,024	221,138
Portobello SA	2,000	2,411
Positivo Tecnologia SA	19,100	28,595
Qualicorp Consultoria e Corretora de Seguros SA	19,900	15,791
Raia Drogasil SA	95,100	499,561
ΩRede D’Or Sao Luiz SA	1,200	5,486
Romi SA	121	362
Rumo SA	59,500	234,296
Santos Brasil Participacoes SA	50,000	84,552
Sao Martinho SA	73,888	463,752
#Sendas Distribuidora SA, ADR	32,823	402,738
*ΩSer Educacional SA	200	129
SIMPAR SA	234,400	359,365
Sinqia SA	4,600	14,638
SLC Agricola SA	33,400	290,414
Suzano SA	427,300	3,399,370
Tegma Gestao Logistica SA	100	376
Telefonica Brasil SA	300	2,466
#Telefonica Brasil SA, ADR	20,692	169,054
TIM SA	63,100	176,579
#TIM SA, ADR	3,474	48,358
TOTVS SA	12,400	63,601
Transmissora Alianca de Energia Eletrica SA	179,600	1,309,256
Tupy SA	20,500	91,378
Ultrapar Participacoes SA	628,300	1,813,497
Unipar Carbocloro SA	7,600	95,326
Usinas Siderurgicas de Minas Gerais SA Usiminas	29,450	41,501
Vale SA, Sponsored ADR	694,466	10,007,255
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,700	16,191
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	28,499	69,612
*Via S/A	1,338,173	492,167
Vibra Energia SA	275,601	727,172
Vivara Participacoes SA	4,900	20,872
Vulcabras Azaleia SA	16,200	43,100
WEG SA	76,614	629,714
Wilson Sons Holdings Brasil SA	44,302	88,553
*Wiz Co.	6,500	7,679
*YDUQS Participacoes SA	157,200	255,147
*Zamp SA	34,231	28,738

TOTAL BRAZIL		64,772,842

CHILE — (0.3%)
Aguas Andinas SA, Class A	482,004	146,604
Banco de Chile	172,273	18,457
Banco de Chile, Sponsored ADR	15,453	327,604
Banco de Credito e Inversiones SA	2,139	64,925
Banco Itau Chile SA, Sponsored ADR	192	657
Banco Santander Chile	2,251,021	108,310
Banco Santander Chile, Sponsored ADR	112	2,145
Besalco SA	544	274
Camanchaca SA	3,936	272
CAP SA	8,015	56,459
*Cencosud SA	732,943	1,502,934
Cencosud Shopping SA	20,131	32,261

3

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHILE — (Continued)
Cia Cervecerias Unidas SA	2,497	$20,512
Cia Sud Americana de Vapores SA	2,055,388	211,348
Clinica Las Condes SA	12	164
Colbun SA	962,113	135,534
Embotelladora Andina SA, Sponsored ADR	2,841	42,956
Empresa Nacional de Telecomunicaciones SA	36,386	152,307
Empresas CMPC SA	64,226	101,276
Empresas Copec SA	28,722	201,105
Enel Americas SA	273,801	37,543
Enel Chile SA	2,846,316	163,209
*Engie Energia Chile SA	48,618	37,876
Falabella SA	65,778	141,932
Forus SA	304	551
Grupo Security SA	324,606	69,212
Hortifrut SA	21,078	34,025
Instituto de Diagnostico SA	328	542
Inversiones Aguas Metropolitanas SA	51,167	35,727
Inversiones La Construccion SA	3,929	24,978
Itau CorpBanca Chile SA	5,231,443	11,869
Multiexport Foods SA	2,076	584
*Parque Arauco SA	70,729	100,862
Plaza SA	12,125	15,694
Ripley Corp. SA	200,937	40,888
Salfacorp SA	34,302	14,022
*Salmones Camanchaca SA	136	610
Sigdo Koppers SA	452	642
SMU SA	564,468	99,212
Sociedad Matriz SAAM SA	265,337	27,135
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	28,538	1,925,744
Socovesa SA	1,708	201
SONDA SA	44,182	22,461
Vina Concha y Toro SA	49,254	59,215

TOTAL CHILE		5,990,838

CHINA — (27.8%)
360 Security Technology, Inc., Class A	16,700	38,522
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	10,000	44,329
Ω3SBio, Inc.	3,993,500	3,993,551
5I5J Holding Group Co., Ltd., Class A	73,200	33,199
#*AAC Technologies Holdings, Inc.	1,303,500	2,739,876
ΩAAG Energy Holdings, Ltd.	359,000	75,002
Accelink Technologies Co., Ltd., Class A	8,600	29,750
ADAMA, Ltd., Class A	200	247
Addsino Co., Ltd., Class A	18,400	26,949
*Advanced Technology & Materials Co., Ltd., Class A	41,900	53,077
AECC Aero-Engine Control Co., Ltd., Class A	1,100	3,788
AECC Aviation Power Co., Ltd., Class A	100	632
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	200	280
*Agile Group Holdings, Ltd.	2,492,000	504,755
*Agora, Inc., ADR	2,610	8,744
Agricultural Bank of China, Ltd., Class H	882,000	340,445
Aier Eye Hospital Group Co., Ltd., Class A	179,999	765,935
*Air China, Ltd., Class H	2,000	1,763
ΩAK Medical Holdings, Ltd.	32,000	42,803
*Alibaba Group Holding, Ltd.	2,160,800	22,585,465
#*Alibaba Health Information Technology, Ltd.	2,000	1,429
*Alibaba Pictures Group, Ltd.	36,430,000	2,297,208
ΩA-Living Smart City Services Co., Ltd.	4,839,750	3,865,684
All Winner Technology Co., Ltd., Class A	3,490	13,333

4

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Allmed Medical Products Co., Ltd., Class A	11,100	$18,374
*Alpha Group, Class A	300	403
Aluminum Corp. of China, Ltd., Class H	2,168,000	1,281,484
Amoy Diagnostics Co., Ltd., Class A	1,000	4,065
*An Hui Wenergy Co., Ltd., Class A	22,200	17,444
Angang Steel Co., Ltd., Class H	294,000	97,377
Angel Yeast Co., Ltd., Class A	7,300	42,177
Anhui Anke Biotechnology Group Co., Ltd., Class A	18,800	30,006
Anhui Conch Cement Co., Ltd., Class H	713,000	2,243,481
Anhui Construction Engineering Group Co., Ltd., Class A	21,200	19,261
Anhui Expressway Co., Ltd., Class H	58,000	59,035
*Anhui Genuine New Materials Co., Ltd., Class A	6,400	8,727
Anhui Guangxin Agrochemical Co., Ltd., Class A	140	591
Anhui Honglu Steel Construction Group Co., Ltd., Class A	130	605
*Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	15,800	18,919
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	80,700	61,196
*Anhui Jinhe Industrial Co., Ltd., Class A	7,100	26,459
Anhui Kouzi Distillery Co., Ltd., Class A	4,700	40,807
*Anhui Tatfook Technology Co., Ltd., Class A	200	263
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	167
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,200	14,624
Anhui Yingjia Distillery Co., Ltd., Class A	2,000	18,491
Anhui Zhongding Sealing Parts Co., Ltd., Class A	24,800	41,839
ANTA Sports Products, Ltd.	244,800	3,018,719
*ΩAntengene Corp., Ltd.	22,000	7,567
*Anton Oilfield Services Group	556,000	32,227
Aoshikang Technology Co., Ltd., Class A	2,000	11,604
*Apeloa Pharmaceutical Co., Ltd., Class A	9,700	28,960
APT Satellite Holdings, Ltd.	86,000	27,717
ΩAsiaInfo Technologies, Ltd.	33,600	61,380
Asymchem Laboratories Tianjin Co., Ltd., Class A	1,100	20,091
Autobio Diagnostics Co., Ltd., Class A	100	827
Avary Holding Shenzhen Co., Ltd., Class A	20,700	78,067
AviChina Industry & Technology Co., Ltd., Class H	2,743,000	1,478,094
Bafang Electric Suzhou Co., Ltd., Class A	1,300	16,740
ΩBAIC Motor Corp., Ltd., Class H	801,000	224,487
*Baidu, Inc., Class A	262,250	3,865,314
*Baidu, Inc., Sponsored ADR	3,934	474,480
Bank of Beijing Co., Ltd., Class A	1,000	685
Bank of Changsha Co., Ltd., Class A	32,800	38,801
Bank of Chengdu Co., Ltd., Class A	57,700	114,512
Bank of China, Ltd., Class H	15,028,000	5,992,132
Bank of Chongqing Co., Ltd., Class H	56,000	31,746
Bank of Communications Co., Ltd., Class H	53,000	34,163
Bank of Guiyang Co., Ltd., Class A	900	734
Bank of Hangzhou Co., Ltd., Class A	13,100	23,766
Bank of Jiangsu Co., Ltd., Class A	147,700	164,484
Bank of Nanjing Co., Ltd., Class A	93,400	127,083
Bank of Ningbo Co., Ltd., Class A	50,100	198,135
Bank of Shanghai Co., Ltd., Class A	600	544
Bank of Suzhou Co., Ltd., Class A	440	478
*Bank of Tianjin Co., Ltd., Class H	500	119
*ΩBank of Zhengzhou Co., Ltd., Class H	3,000	413
Baoshan Iron & Steel Co., Ltd., Class A	166,200	154,599
#*Baozun, Inc., Class A	25,200	37,367
BBMG Corp., Class H	225,000	28,949
Bear Electric Appliance Co., Ltd., Class A	1,800	21,949
Beibuwan Port Co., Ltd., Class A	500	619

5

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*BeiGene, Ltd.	21,700	$417,419
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	300	487
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	5,160	32,503
Beijing Capital Development Co., Ltd., Class A	34,600	22,340
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	128,900	55,855
*Beijing Capital International Airport Co., Ltd., Class H	482,000	374,553
Beijing Career International Co., Ltd., Class A	2,200	12,940
Beijing Certificate Authority Co., Ltd., Class A	150	715
*Beijing Compass Technology Development Co., Ltd., Class A	2,300	16,518
*Beijing Dabeinong Technology Group Co., Ltd., Class A	6,300	6,434
Beijing Dahao Technology Corp., Ltd., Class A	100	213
Beijing Easpring Material Technology Co., Ltd., Class A	1,900	14,685
*Beijing E-Hualu Information Technology Co., Ltd., Class A	100	491
*Beijing Energy International Holding Co., Ltd.	26,000	646
Beijing Enlight Media Co., Ltd., Class A	19,400	28,638
*Beijing Enterprises Clean Energy Group, Ltd.	120,000	948
Beijing Enterprises Water Group, Ltd.	1,136,000	287,983
Beijing GeoEnviron Engineering & Technology, Inc., Class A	20,840	29,710
Beijing Haixin Energy Technology Co., Ltd., Class A	7,300	3,817
*Beijing Jetsen Technology Co., Ltd., Class A	119,300	119,761
Beijing Jingneng Clean Energy Co., Ltd., Class H	256,000	62,615
Beijing Jingyuntong Technology Co., Ltd., Class A	47,000	42,701
Beijing New Building Materials PLC, Class A	18,700	71,632
Beijing North Star Co., Ltd., Class H	2,000	229
*Beijing Orient Landscape & Environment Co., Ltd., Class A	800	224
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	17,800	29,439
Beijing Originwater Technology Co., Ltd., Class A	17,444	13,782
*Beijing Philisense Technology Co., Ltd., Class A	300	161
*Beijing Shiji Information Technology Co., Ltd., Class A	4,140	11,451
Beijing Shougang Co., Ltd., Class A	27,300	14,590
Beijing Shunxin Agriculture Co., Ltd., Class A	9,300	46,492
Beijing Sinnet Technology Co., Ltd., Class A	17,200	30,583
Beijing SL Pharmaceutical Co., Ltd., Class A	4,200	5,763
Beijing Strong Biotechnologies, Inc., Class A	5,100	17,238
Beijing SuperMap Software Co., Ltd., Class A	3,100	9,502
*Beijing Thunisoft Corp., Ltd., Class A	200	259
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,560	17,652
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	49,000	99,874
Beijing Tongtech Co., Ltd., Class A	5,700	21,192
Beijing Ultrapower Software Co., Ltd., Class A	117,600	233,221
Beijing United Information Technology Co., Ltd., Class A	3,200	27,793
*Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	3,800	57,593
*Beijing Watertek Information Technology Co., Ltd., Class A	500	228
Beijing Yanjing Brewery Co., Ltd., Class A	10,000	18,907
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	1,100	11,249
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	12,100	20,746
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	155,700	122,118
*Berry Genomics Co., Ltd., Class A	100	183
Biem.L.Fdlkk Garment Co., Ltd., Class A	7,200	37,481
*Bilibili, Inc., Class Z	13,200	264,340
Binjiang Service Group Co., Ltd.	12,500	38,058
Black Peony Group Co., Ltd., Class A	13,800	13,295
Bloomage Biotechnology Corp., Ltd., Class A	1,493	21,433
*ΩBlue Moon Group Holdings, Ltd.	126,000	74,798
*Blue Sail Medical Co., Ltd., Class A	49,600	54,663
Bluefocus Intelligent Communications Group Co., Ltd., Class A	39,500	74,627
ΩBOC Aviation, Ltd.	92,900	733,742
BOC International China Co., Ltd., Class A	3,700	5,734

6

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
BOE Technology Group Co., Ltd., Class A	477,100	$277,029
BOE Varitronix, Ltd.	90,000	146,524
*Bohai Leasing Co., Ltd., Class A	127,400	40,484
Bosideng International Holdings, Ltd.	1,992,000	979,518
Bright Dairy & Food Co., Ltd., Class A	38,300	59,746
Brilliance China Automotive Holdings, Ltd.	702,000	294,218
B-Soft Co., Ltd., Class A	29,600	36,769
BTG Hotels Group Co., Ltd., Class A	1,300	4,067
*Burning Rock Biotech, Ltd., ADR	3,643	11,330
BYD Co., Ltd., Class H	158,000	4,750,124
BYD Electronic International Co., Ltd.	525,500	1,583,214
By-health Co., Ltd., Class A	200	690
C&D International Investment Group, Ltd.	139,000	425,859
C&S Paper Co., Ltd., Class A	72,200	122,849
Caitong Securities Co., Ltd., Class A	5,200	5,821
Camel Group Co., Ltd., Class A	4,800	6,607
Cangzhou Mingzhu Plastic Co., Ltd., Class A	27,500	17,517
*Canmax Technologies Co., Ltd., Class A	6,000	42,119
Canny Elevator Co., Ltd., Class A	200	246
Canvest Environmental Protection Group Co., Ltd.	53,000	27,884
*Capital Environment Holdings, Ltd.	16,000	285
Castech, Inc., Class A	900	3,487
CECEP Solar Energy Co., Ltd., Class A	35,700	35,890
CECEP Wind-Power Corp., Class A	48,620	26,827
Central China New Life, Ltd.	31,000	10,663
Central China Securities Co., Ltd., Class H	155,000	24,484
CETC Digital Technology Co., Ltd., Class A	130	447
*CGN Mining Co., Ltd.	5,000	541
#CGN New Energy Holdings Co., Ltd.	858,000	271,066
CGN Nuclear Technology Development Co., Ltd., Class A	14,200	15,629
ΩCGN Power Co., Ltd., Class H	573,000	151,099
Changchun Faway Automobile Components Co., Ltd., Class A	200	234
Changchun High & New Technology Industry Group, Inc., Class A	2,700	63,533
Changjiang Securities Co., Ltd., Class A	48,500	39,721
#*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	300	133
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	124
Chaowei Power Holdings, Ltd.	81,000	17,026
Chaozhou Three-Circle Group Co., Ltd., Class A	8,700	38,013
*ChemPartner PharmaTech Co., Ltd., Class A	2,100	2,630
*Cheng De Lolo Co., Ltd., Class A	18,700	24,390
Chengdu CORPRO Technology Co., Ltd., Class A	4,200	14,080
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	100	204
Chengdu Hongqi Chain Co., Ltd., Class A	29,900	26,949
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	4,400	11,764
Chengdu Kanghua Biological Products Co., Ltd., Class A	1,600	19,935
Chengdu Wintrue Holding Co., Ltd., Class A	18,400	27,428
Chengdu Xingrong Environment Co., Ltd., Class A	7,300	5,504
Chengtun Mining Group Co., Ltd., Class A	500	378
Chengxin Lithium Group Co., Ltd., Class A	9,400	43,122
*Chengzhi Co., Ltd., Class A	2,600	3,091
*Chifeng Jilong Gold Mining Co., Ltd., Class A	10,300	24,652
China Aerospace International Holdings, Ltd.	6,000	317
China Aircraft Leasing Group Holdings, Ltd.	18,500	11,595
China Baoan Group Co., Ltd., Class A	1,000	1,541
ΩChina Bohai Bank Co., Ltd., Class H	134,500	22,274
China CAMC Engineering Co., Ltd., Class A	34,700	70,620
China Cinda Asset Management Co., Ltd., Class H	2,201,000	260,759
China CITIC Bank Corp., Ltd., Class H	236,000	127,472

7

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Coal Energy Co., Ltd., Class H	1,103,000	$944,236
China Communications Services Corp., Ltd., Class H	1,212,000	662,363
*China Conch Environment Protection Holdings, Ltd.	586,000	182,148
China Conch Venture Holdings, Ltd.	1,733,500	2,755,969
China Construction Bank Corp., Class H	29,783,000	19,918,821
China CSSC Holdings, Ltd., Class A	300	1,123
China Datang Corp. Renewable Power Co., Ltd., Class H	1,418,000	549,143
*China Design Group Co., Ltd., Class A	200	275
*»China Dili Group	8,000	252
#ΩChina East Education Holdings, Ltd.	142,500	71,160
China Education Group Holdings, Ltd.	1,184,000	1,049,776
China Electronics Huada Technology Co., Ltd.	72,000	10,456
China Energy Engineering Corp., Ltd., Class H	2,000	301
China Everbright Bank Co., Ltd., Class H	41,000	13,110
China Everbright Environment Group, Ltd.	938,000	396,713
ΩChina Everbright Greentech, Ltd.	88,000	16,928
*China Express Airlines Co., Ltd., Class A	16,500	25,811
ΩChina Feihe, Ltd.	2,232,000	1,501,288
China Foods, Ltd.	308,000	113,000
China Galaxy Securities Co., Ltd., Class H	2,690,500	1,456,659
China Gas Holdings, Ltd.	2,711,800	3,475,294
China Glass Holdings, Ltd.	40,000	5,147
China Gold International Resources Corp., Ltd.	180,700	920,776
China Great Wall Securities Co., Ltd., Class A	300	378
China Greatwall Technology Group Co., Ltd., Class A	20,100	33,678
#*China Green Agriculture, Inc.	1,183	4,034
China Green Electricity Investment of Tianjin Co., Ltd., Class A	14,100	23,767
China Hanking Holdings, Ltd.	79,000	7,950
#China Harmony Auto Holding, Ltd.	88,000	9,865
*China High Speed Railway Technology Co., Ltd., Class A	800	274
*China High Speed Transmission Equipment Group Co., Ltd.	71,000	25,868
China Hongqiao Group, Ltd.	1,827,500	1,790,274
ΩChina International Capital Corp., Ltd., Class H	582,400	1,218,233
China International Marine Containers Group Co., Ltd., Class H	179,550	115,737
China Isotope & Radiation Corp.	200	430
China Jinmao Holdings Group, Ltd.	5,523,723	1,027,355
China Jushi Co., Ltd., Class A	26,300	55,386
China Kepei Education Group, Ltd.	70,000	22,917
China Kings Resources Group Co., Ltd., Class A	2,100	10,853
China Lesso Group Holdings, Ltd.	404,000	347,908
China Life Insurance Co., Ltd., Class H	180,000	344,412
China Lilang, Ltd.	115,000	62,408
*ΩChina Literature, Ltd.	120,200	551,243
China Longyuan Power Group Corp., Ltd., Class H	207,000	216,232
*»China Maple Leaf Educational Systems, Ltd.	8,000	68
China Medical System Holdings, Ltd.	605,000	1,001,924
China Meheco Co., Ltd., Class A	140	288
China Mengniu Dairy Co., Ltd.	804,000	3,231,404
China Merchants Bank Co., Ltd., Class H	1,073,500	5,148,763
China Merchants Land, Ltd.	4,000	247
China Merchants Port Holdings Co., Ltd.	562,661	832,892
China Merchants Property Operation & Service Co., Ltd., Class A	9,800	21,983
#ΩChina Merchants Securities Co., Ltd., Class H	12,400	12,558
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	15,200	29,991
China Minsheng Banking Corp., Ltd., Class H	145,000	53,198
China Modern Dairy Holdings, Ltd.	998,000	123,321
China National Accord Medicines Corp., Ltd., Class A	4,700	44,127
China National Building Material Co., Ltd., Class H	2,730,000	2,037,962

8

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China National Chemical Engineering Co., Ltd., Class A	55,500	$84,894
China National Medicines Corp., Ltd., Class A	600	3,580
China National Nuclear Power Co., Ltd., Class A	198,649	197,982
ΩChina New Higher Education Group, Ltd.	370,000	128,205
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	50,800	38,669
*China Nonferrous Mining Corp., Ltd.	216,000	110,065
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	24,200	87,946
*China Oil & Gas Group, Ltd.	20,000	662
China Oilfield Services, Ltd., Class H	218,000	255,494
China Overseas Grand Oceans Group, Ltd.	422,391	243,752
China Overseas Land & Investment, Ltd.	1,904,500	4,813,473
China Overseas Property Holdings, Ltd.	375,000	415,133
China Pacific Insurance Group Co., Ltd., Class H	1,906,400	5,670,702
China Petroleum & Chemical Corp., Class H	15,168,000	9,912,463
China Power International Development, Ltd.	4,995,000	1,889,852
China Publishing & Media Co., Ltd., Class A	300	432
China Railway Group, Ltd., Class H	715,000	548,325
ΩChina Railway Signal & Communication Corp., Ltd., Class H	500,000	234,398
China Railway Tielong Container Logistics Co., Ltd., Class A	300	270
*China Rare Earth Resources And Technology Co., Ltd., Class A	10,700	52,254
China Reinsurance Group Corp., Class H	743,000	56,791
»ΩChina Renaissance Holdings, Ltd.	36,100	33,433
China Resources Beer Holdings Co., Ltd.	244,000	1,875,871
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	5,900	32,358
China Resources Cement Holdings, Ltd.	1,108,000	499,665
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	10,400	31,215
China Resources Gas Group, Ltd.	510,400	1,609,243
China Resources Land, Ltd.	966,000	4,479,344
China Resources Medical Holdings Co., Ltd.	454,500	423,240
ΩChina Resources Mixc Lifestyle Services, Ltd.	54,000	285,137
ΩChina Resources Pharmaceutical Group, Ltd.	2,046,500	2,028,277
China Resources Power Holdings Co., Ltd.	218,000	473,219
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	2,800	23,841
China Risun Group, Ltd.	447,000	208,982
#*China Ruyi Holdings, Ltd.	5,356,000	1,296,373
China Sanjiang Fine Chemicals Co., Ltd.	120,000	26,293
China Science Publishing & Media, Ltd., Class A	100	600
*ΩChina Shengmu Organic Milk, Ltd.	12,000	482
China Shenhua Energy Co., Ltd., Class H	1,437,000	4,759,551
China Shuifa Singyes Energy Holdings, Ltd.	2,000	178
*China South City Holdings, Ltd.	866,000	56,263
*China Southern Airlines Co., Ltd., Class H	2,000	1,396
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	16,000	15,761
China Starch Holdings, Ltd.	545,000	13,469
China State Construction Development Holdings, Ltd.	150,000	52,548
China State Construction Engineering Corp., Ltd., Class A	2,044,500	1,940,182
China State Construction International Holdings, Ltd.	2,172,000	2,692,208
China Sunshine Paper Holdings Co., Ltd.	160,000	55,644
China Suntien Green Energy Corp., Ltd., Class H	297,000	129,774
China Taiping Insurance Holdings Co., Ltd.	964,800	1,103,696
China Testing & Certification International Group Co., Ltd., Class A	30,800	52,585
*China Tianrui Group Cement Co., Ltd.	3,000	2,197
China Tianying, Inc., Class A	61,200	40,928
China Tourism Group Duty Free Corp., Ltd., Class A	7,700	179,041
ΩChina Tower Corp., Ltd., Class H	24,620,000	3,136,346
China Traditional Chinese Medicine Holdings Co., Ltd.	6,472,000	3,528,728
*China TransInfo Technology Co., Ltd., Class A	11,200	23,522
*China Travel International Investment Hong Kong, Ltd.	722,000	153,599

9

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Tungsten And Hightech Materials Co., Ltd., Class A	29,500	$56,671
China Vanke Co., Ltd., Class H	298,700	464,989
China West Construction Group Co., Ltd., Class A	22,700	29,640
China World Trade Center Co., Ltd., Class A	6,900	18,478
China XLX Fertiliser, Ltd.	174,000	83,344
China Yangtze Power Co., Ltd., Class A	102,100	322,673
China Yongda Automobiles Services Holdings, Ltd.	652,500	437,222
*ΩChina Yuhua Education Corp., Ltd.	394,000	64,747
*China ZhengTong Auto Services Holdings, Ltd.	7,000	544
China Zhenhua Group Science & Technology Co., Ltd., Class A	6,200	80,482
*China Zheshang Bank Co., Ltd., Class H	73,000	26,132
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	100	132
Chinasoft International, Ltd.	3,860,000	2,561,893
*Chindata Group Holdings, Ltd., ADR	19,535	123,266
Chongqing Brewery Co., Ltd., Class A	5,600	84,252
Chongqing Changan Automobile Co., Ltd., Class A	48,120	82,780
Chongqing Department Store Co., Ltd., Class A	3,500	14,949
*Chongqing Dima Industry Co., Ltd., Class A	800	207
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	33,780	86,508
Chongqing Fuling Zhacai Group Co., Ltd., Class A	1,300	4,843
Chongqing Machinery & Electric Co., Ltd., Class H	4,000	326
Chongqing Rural Commercial Bank Co., Ltd., Class H	489,000	188,750
*Chongqing Sanfeng Environment Group Corp., Ltd., Class A	10,400	11,296
*Chongqing Zaisheng Technology Corp., Ltd., Class A	200	129
Chongqing Zhifei Biological Products Co., Ltd., Class A	15,700	184,502
Chongqing Zongshen Power Machinery Co., Ltd., Class A	300	280
*Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	2,400	2,635
Chow Tai Seng Jewellery Co., Ltd., Class A	24,900	60,854
»CIFI Ever Sunshine Services Group, Ltd.	1,084,000	421,177
CIMC Enric Holdings, Ltd.	204,000	187,371
CITIC Press Corp., Class A	1,200	5,670
CITIC Securities Co., Ltd., Class H	261,500	548,324
CITIC, Ltd.	2,434,000	3,047,965
*Citychamp Watch & Jewellery Group, Ltd.	84,000	12,627
#*CMGE Technology Group, Ltd.	288,000	92,821
CMOC Group, Ltd., Class H	918,000	560,163
CMST Development Co., Ltd., Class A	30,000	26,216
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,645	23,373
CNOOC Energy Technology & Services, Ltd., Class A	54,400	28,994
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	11,400	23,053
COFCO Biotechnology Co., Ltd., Class A	50,300	57,324
COFCO Joycome Foods, Ltd.	8,643,000	2,224,087
Comba Telecom Systems Holdings, Ltd.	488,000	95,115
Concord New Energy Group, Ltd.	1,800,000	160,512
Contemporary Amperex Technology Co., Ltd., Class A	29,220	974,317
*Continental Aerospace Technologies Holding, Ltd.	12,000	138
*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	96,000	98,447
COSCO SHIPPING Holdings Co., Ltd., Class H	2,001,500	2,315,140
*Cosmopolitan International Holdings, Ltd.	56,000	10,415
#Country Garden Holdings Co., Ltd.	5,574,000	1,427,246
Country Garden Services Holdings Co., Ltd.	573,000	893,453
CPMC Holdings, Ltd.	172,000	98,162
CQ Pharmaceutical Holding Co., Ltd., Class A	66,000	74,739
#*Crazy Sports Group, Ltd.	10,000	239
CRRC Corp., Ltd., Class H	183,000	118,194
Crystal Clear Electronic Material Co., Ltd., Class A	6,232	20,055
ΩCSC Financial Co., Ltd., Class H	89,000	90,362
CSG Holding Co., Ltd., Class A	24,000	22,775

10

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*CSG Smart Science&Technology Co., Ltd., Class A	100	$101
CSPC Innovation Pharmaceutical Co., Ltd., Class A	180	324
CSPC Pharmaceutical Group, Ltd.	5,276,000	5,363,442
CSSC Science & Technology Co., Ltd., Class A	14,400	43,866
CTS International Logistics Corp., Ltd., Class A	45,900	66,166
Daan Gene Co., Ltd., Class A	19,300	43,432
ΩDali Foods Group Co., Ltd.	632,500	262,672
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	55,500	40,483
Dalipal Holdings, Ltd.	66,000	24,382
Dare Power Dekor Home Co., Ltd., Class A	100	120
DaShenLin Pharmaceutical Group Co., Ltd., Class A	7,720	38,381
*Datang International Power Generation Co., Ltd., Class H	374,000	70,037
Dazzle Fashion Co., Ltd., Class A	40,500	92,837
DBG Technology Co., Ltd., Class A	31,600	46,784
DeHua TB New Decoration Materials Co., Ltd., Class A	64,300	100,863
Dexin China Holdings Co., Ltd.	87,000	6,206
DHC Software Co., Ltd., Class A	19,886	22,347
Dian Diagnostics Group Co., Ltd., Class A	10,600	41,461
Digital China Group Co., Ltd., Class A	12,400	47,750
Digital China Information Service Co., Ltd., Class A	13,900	27,064
Do-Fluoride New Materials Co., Ltd., Class A	7,980	23,433
Dong-E-E-Jiao Co., Ltd., Class A	3,100	23,047
Dongfang Electric Corp., Ltd., Class H	17,600	24,842
Dongfang Electronics Co., Ltd., Class A	63,700	82,716
Dongguan Development Holdings Co., Ltd., Class A	75,900	109,411
Dongjiang Environmental Co., Ltd., Class H	400	130
Dongxing Securities Co., Ltd., Class A	400	481
Dongyue Group, Ltd.	4,011,000	4,062,147
Dynagreen Environmental Protection Group Co., Ltd., Class H	64,000	22,991
*ΩEast Buy Holding, Ltd.	16,500	57,068
East Group Co., Ltd., Class A	17,200	21,788
East Money Information Co., Ltd., Class A	30,000	69,722
E-Commodities Holdings, Ltd.	352,000	58,294
Edan Instruments, Inc., Class A	100	225
Edifier Technology Co., Ltd., Class A	14,400	41,682
Edvantage Group Holdings, Ltd.	80,908	28,035
EEKA Fashion Holdings, Ltd.	51,500	72,429
EIT Environmental Development Group Co., Ltd., Class A	120	327
Electric Connector Technology Co., Ltd., Class A	7,400	33,028
ENN Energy Holdings, Ltd.	207,500	2,828,380
ENN Natural Gas Co., Ltd., Class A	11,100	32,547
Eoptolink Technology Inc., Ltd., Class A	5,600	55,804
Essex Bio-technology, Ltd.	1,000	465
Eternal Asia Supply Chain Management, Ltd., Class A	24,600	19,472
#EVA Precision Industrial Holdings, Ltd.	182,000	20,171
*Fangda Carbon New Material Co., Ltd., Class A	400	373
Fangda Special Steel Technology Co., Ltd., Class A	381,700	294,411
Fanhua, Inc., ADR	10,723	88,465
*FAW Jiefang Group Co., Ltd., Class A	12,700	14,932
FAWER Automotive Parts Co., Ltd., Class A	75,800	51,021
Fiberhome Telecommunication Technologies Co., Ltd., Class A	11,700	34,560
Fibocom Wireless, Inc., Class A	8,900	32,267
*FIH Mobile, Ltd.	794,000	82,941
Financial Street Holdings Co., Ltd., Class A	35,100	25,552
First Capital Securities Co., Ltd., Class A	600	513
Flat Glass Group Co., Ltd., Class H	35,000	97,867
Focus Media Information Technology Co., Ltd., Class A	76,800	71,439
Foryou Corp.	2,400	9,817

11

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Foshan Haitian Flavouring & Food Co., Ltd., Class A	167,145	$1,704,465
Fosun International, Ltd.	1,271,000	888,902
Founder Securities Co., Ltd., Class A	500	506
Foxconn Industrial Internet Co., Ltd., Class A	73,900	172,068
Fu Shou Yuan International Group, Ltd.	1,265,000	1,024,905
Fufeng Group, Ltd.	921,000	557,300
Fujian Boss Software Development Co., Ltd., Class A	4,650	13,164
Fujian Funeng Co., Ltd., Class A	300	509
*Fujian Green Pine Co., Ltd., Class A	100	85
Fujian Star-net Communication Co., Ltd., Class A	6,700	20,526
Fujian Sunner Development Co., Ltd., Class A	5,900	18,237
*Fulin Precision Co., Ltd., Class A	11,600	17,057
Fulongma Group Co., Ltd., Class A	100	143
ΩFuyao Glass Industry Group Co., Ltd., Class H	256,400	1,038,678
ΩGanfeng Lithium Group Co., Ltd., Class H	72,880	477,672
Gansu Qilianshan Cement Group Co., Ltd., Class A	15,500	25,232
Gansu Shangfeng Cement Co., Ltd., Class A	42,760	69,483
Gaona Aero Material Co., Ltd., Class A	1,000	5,497
GCL Energy Technology Co., Ltd.	19,400	39,875
#*GCL New Energy Holdings, Ltd.	34,900	2,312
*GCL System Integration Technology Co., Ltd., Class A	11,900	5,260
*GD Power Development Co., Ltd., Class A	12,300	6,858
*GDS Holdings, Ltd., Class A	1,348,200	2,593,386
Geely Automobile Holdings, Ltd.	3,120,000	3,835,463
GEM Co., Ltd., Class A	18,300	18,582
Gemdale Corp., Class A	10,300	12,140
Gemdale Properties & Investment Corp., Ltd.	1,632,000	108,108
*Genimous Technology Co., Ltd., Class A	300	284
Getein Biotech, Inc., Class A	3,500	7,199
GF Securities Co., Ltd., Class H	25,800	36,942
Giant Network Group Co., Ltd., Class A	15,100	34,548
Glarun Technology Co., Ltd., Class A	2,600	6,054
*Glory Sun Financial Group, Ltd.	25,600	554
GoerTek, Inc., Class A	8,600	22,036
Goke Microelectronics Co., Ltd., Class A	300	4,411
Goldenmax International Group, Ltd., Class A	14,100	17,250
#*»GOME Retail Holdings, Ltd.	37,950,000	507,618
*Goodbaby International Holdings, Ltd.	117,000	8,198
Gotion High-tech Co., Ltd., Class A	1,800	7,150
Grand Pharmaceutical Group, Ltd.	441,500	286,838
Grandblue Environment Co., Ltd., Class A	100	290
*Grandjoy Holdings Group Co., Ltd., Class A	700	370
Great Wall Motor Co., Ltd., Class H	281,000	337,920
*Greattown Holdings, Ltd., Class A	600	270
*Greatview Aseptic Packaging Co., Ltd.	112,000	24,968
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	115,351
Gree Real Estate Co., Ltd., Class A	17,100	19,932
Greenland Hong Kong Holdings, Ltd.	3,000	229
Greentown China Holdings, Ltd.	554,500	663,996
ΩGreentown Management Holdings Co., Ltd.	155,000	147,696
Greentown Service Group Co., Ltd.	572,000	350,491
GRG Banking Equipment Co., Ltd., Class A	11,700	19,992
GRG Metrology & Test Group Co., Ltd., Class A	2,000	6,546
Grinm Advanced Materials Co., Ltd., Class A	11,300	22,426
Guangdong Advertising Group Co., Ltd., Class A	70,100	59,030
Guangdong Aofei Data Technology Co., Ltd., Class A	23,440	43,879
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	10,700	10,247
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	35,500	34,612

12

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	200	$148
Guangdong Dongpeng Holdings Co., Ltd.	200	240
Guangdong Haid Group Co., Ltd., Class A	100	793
Guangdong HEC Technology Holding Co., Ltd., Class A	45,900	51,514
Guangdong Hongda Holdings Group Co., Ltd., Class A	800	3,454
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	99,800	48,147
*Guangdong Hybribio Biotech Co., Ltd., Class A	228,402	483,312
Guangdong Investment, Ltd.	838,000	800,647
Guangdong Provincial Expressway Development Co., Ltd., Class A	29,600	33,178
Guangdong South New Media Co., Ltd., Class A	100	710
Guangdong Tapai Group Co., Ltd., Class A	18,200	21,320
Guangdong Topstar Technology Co., Ltd., Class A	100	178
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	41,500	97,887
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	7,000	22,456
Guanghui Energy Co., Ltd., Class A	173,900	233,349
*Guangshen Railway Co., Ltd., Class H	322,000	75,066
Guangxi Liugong Machinery Co., Ltd., Class A	23,400	25,755
Guangxi Wuzhou Communications Co., Ltd., Class A	400	249
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	900	339
Guangzhou Automobile Group Co., Ltd., Class H	384,000	238,230
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	28,000	91,848
Guangzhou Haige Communications Group, Inc. Co., Class A	24,000	34,146
Guangzhou KDT Machinery Co., Ltd., Class A	16,220	38,891
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	300	3,545
Guangzhou Restaurant Group Co., Ltd., Class A	6,200	27,484
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	400	3,813
Guangzhou Tinci Materials Technology Co., Ltd., Class A	14,900	91,855
Guangzhou Wondfo Biotech Co., Ltd., Class A	7,800	33,912
Guangzhou Zhujiang Brewery Co., Ltd., Class A	22,900	30,993
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	1,800	2,109
Guizhou Gas Group Corp., Ltd., Class A	5,000	5,720
Guizhou Panjiang Refined Coal Co., Ltd., Class A	65,700	64,341
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	45,000	31,654
*Guocheng Mining Co., Ltd.	1,700	4,427
Guolian Securities Co., Ltd., Class H	1,000	492
Guomai Technologies, Inc., Class A	200	224
Guosen Securities Co., Ltd., Class A	400	544
*Guosheng Financial Holding, Inc., Class A	400	473
Guoyuan Securities Co., Ltd., Class A	500	506
*H World Group, Ltd.	311,500	1,428,553
*ΩHaichang Ocean Park Holdings, Ltd.	1,478,000	305,018
Haier Smart Home Co., Ltd., Class H	1,047,200	3,395,106
*Hainan Meilan International Airport Co., Ltd.	63,000	130,014
Hainan Poly Pharm Co., Ltd.	3,200	9,762
Hainan Strait Shipping Co., Ltd., Class A	15,600	15,390
Haitian International Holdings, Ltd.	201,000	519,790
Haitong Securities Co., Ltd., Class H	248,800	164,812
*Hang Zhou Great Star Industrial Co., Ltd., Class A	9,500	26,017
Hangcha Group Co., Ltd., Class A	11,700	36,047
Hangjin Technology Co., Ltd., Class A	6,300	36,745
Hangxiao Steel Structure Co., Ltd., Class A	91,200	58,488
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	12,600	16,780
*Hangzhou Century Co., Ltd., Class A	200	143
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	6,900	48,736
Hangzhou First Applied Material Co., Ltd., Class A	1,740	12,348
*Hangzhou Lion Electronics Co., Ltd., Class A	148	986
*Hangzhou Oxygen Plant Group Co., Ltd., Class A	2,200	12,774
Hangzhou Robam Appliances Co., Ltd., Class A	3,600	13,546

13

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hangzhou Silan Microelectronics Co., Ltd., Class A	13,300	$63,203
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	800	6,634
*Han’s Laser Technology Industry Group Co., Ltd., Class A	13,800	52,065
ΩHansoh Pharmaceutical Group Co., Ltd.	80,000	145,530
*ΩHarbin Bank Co., Ltd., Class H	217,000	7,464
Harbin Boshi Automation Co., Ltd., Class A	3,400	8,152
*Harbin Electric Co., Ltd., Class H	154,000	68,467
HBIS Resources Co., Ltd., Class A	700	1,404
*ΩHBM Holdings, Ltd.	3,000	787
Health & Happiness H&H International Holdings, Ltd.	97,000	165,582
*Hebei Construction Group Corp., Ltd., Class H	1,500	155
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	5,100	23,742
Hefei Meiya Optoelectronic Technology, Inc., Class A	2,730	10,706
Hefei Urban Construction Development Co., Ltd., Class A	81,600	77,908
Heilongjiang Agriculture Co., Ltd., Class A	13,700	26,853
Hello Group, Inc., ADR	26,915	225,009
Henan Lingrui Pharmaceutical Co., Class A	3,600	8,689
*Henan Mingtai Al Industrial Co., Ltd., Class A	11,200	22,422
Henan Shuanghui Investment & Development Co., Ltd., Class A	19,200	69,193
Henan Thinker Automatic Equipment Co., Ltd., Class A	140	382
*Henan Yicheng New Energy Co., Ltd., Class A	25,000	19,283
Henan Yuguang Gold & Lead Co., Ltd., Class A	400	369
Hengan International Group Co., Ltd.	1,332,000	5,938,929
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	9,300	25,523
Hengli Petrochemical Co., Ltd., Class A	69,900	159,523
Hengtong Optic-electric Co., Ltd., Class A	3,100	6,519
Hengyi Petrochemical Co., Ltd., Class A	47,000	52,070
Hesteel Co., Ltd., Class A	525,800	175,438
*Hilong Holding, Ltd.	380,000	11,376
Hisense Home Appliances Group Co., Ltd., Class H	94,000	216,742
*Holitech Technology Co., Ltd., Class A	404,900	181,886
*Hongda Xingye Co., Ltd., Class A	15,800	5,842
*Honghua Group, Ltd.	11,000	283
*Hongli Zhihui Group Co., Ltd., Class A	1,900	1,946
Hongta Securities Co., Ltd., Class A	100	119
#*ΩHope Education Group Co., Ltd.	6,186,000	472,821
Hopson Development Holdings, Ltd.	194,036	172,039
Hoyuan Green Energy Co., Ltd., Class A	3,700	47,559
*ΩHua Hong Semiconductor, Ltd.	534,000	2,180,244
#Huadian Power International Corp., Ltd., Class H	304,000	147,161
Huadong Medicine Co., Ltd., Class A	3,100	18,560
Huafon Chemical Co., Ltd., Class A	53,300	55,431
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	2,500	1,408
Huafu Fashion Co., Ltd., Class A	300	133
Huagong Tech Co., Ltd., Class A	2,600	12,513
Huaibei Mining Holdings Co., Ltd., Class A	36,300	71,255
Hualan Biological Engineering, Inc., Class A	12,900	43,377
*Huaneng Power International, Inc., Class H	686,000	426,461
Huapont Life Sciences Co., Ltd., Class A	11,100	8,465
ΩHuatai Securities Co., Ltd., Class H	93,000	119,895
Huaxi Securities Co., Ltd., Class A	300	383
Huaxia Bank Co., Ltd., Class A	800	666
Huaxin Cement Co., Ltd., Class A	1,900	4,048
*Huaxin Cement Co., Ltd., Class H	19,800	19,699
Huayu Automotive Systems Co., Ltd., Class A	36,900	87,303
#Huazhong In-Vehicle Holdings Co., Ltd., Class V	24,000	7,399
Hubei Biocause Pharmaceutical Co., Ltd., Class A	317,600	157,808
Hubei Energy Group Co., Ltd., Class A	18,700	11,533

14

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hubei Feilihua Quartz Glass Co., Ltd., Class A	150	$1,035
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	10,700	48,761
Hubei Xingfa Chemicals Group Co., Ltd., Class A	15,000	53,515
Huizhou Desay Sv Automotive Co., Ltd., Class A	10,222	152,638
Humanwell Healthcare Group Co., Ltd., Class A	5,700	22,213
Hunan Aihua Group Co., Ltd., Class A	6,300	20,192
Hunan Gold Corp., Ltd., Class A	13,200	28,599
Hunan Valin Steel Co., Ltd., Class A	55,100	42,022
Hundsun Technologies, Inc., Class A	1,430	10,204
*ΩHygeia Healthcare Holdings Co., Ltd.	146,400	1,072,370
*Hytera Communications Corp., Ltd., Class A	106,600	92,230
*HyUnion Holding Co., Ltd., Class A	21,000	22,416
*ΩiDreamSky Technology Holdings, Ltd.	158,800	72,017
Iflytek Co., Ltd., Class A	4,500	39,389
IKD Co., Ltd., Class A	24,400	67,421
*I-Mab, ADR	2,618	8,063
ΩIMAX China Holding, Inc.	400	387
Industrial & Commercial Bank of China, Ltd., Class H	12,579,000	6,762,300
Industrial Bank Co., Ltd., Class A	1,800	4,477
Industrial Securities Co., Ltd., Class A	900	874
Infore Environment Technology Group Co., Ltd., Class A	58,200	44,554
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	85,100	22,371
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	25,400	49,419
Inner Mongolia ERDOS Resources Co., Ltd., Class A	10,680	22,291
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	205,300	128,697
*Inner Mongolia Xingye Mining Co., Ltd., Class A	5,100	6,424
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	55,300	236,113
Inner Mongolia Yitai Coal Co., Ltd., Class H	36,400	74,285
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	22,700	24,099
*ΩInnovent Biologics, Inc.	14,000	66,791
*Innuovo Technology Co., Ltd., Class A	200	185
*Inspur Digital Enterprise Technology, Ltd.	50,000	24,395
Inspur Electronic Information Industry Co., Ltd., Class A	100	594
Intco Medical Technology Co., Ltd., Class A	9,020	28,506
*Intron Technology Holdings, Ltd.	105,000	70,358
#*iQIYI, Inc., Sponsored ADR	53,931	328,979
IReader Technology Co., Ltd., Class A	100	360
#IVD Medical Holding, Ltd.	15,000	2,637
JA Solar Technology Co., Ltd., Class A	7,476	43,615
*Jade Bird Fire Co., Ltd., Class A	5,200	18,905
Jafron Biomedical Co., Ltd., Class A	13,300	55,327
Jason Furniture Hangzhou Co., Ltd., Class A	3,800	20,347
JCET Group Co., Ltd., Class A	15,500	61,680
*ΩJD Health International, Inc.	37,150	266,206
JD.com, Inc., Class A	94,950	1,643,805
*JH Educational Technology, Inc.	26,000	3,842
*Jiajiayue Group Co., Ltd., Class A	16,500	35,177
Jiangling Motors Corp., Ltd., Class A	2,100	4,156
*Jiangsu Azure Corp., Class A	20,700	33,248
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	300	338
Jiangsu Eastern Shenghong Co., Ltd., Class A	11,000	20,131
Jiangsu Expressway Co., Ltd., Class H	204,000	206,601
Jiangsu Guomao Reducer Co., Ltd., Class A	1,340	3,761
Jiangsu Guotai International Group Co., Ltd., Class A	18,400	21,740
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,300	91,570
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	4,500	31,622
Jiangsu Huahong Technology Stock Co., Ltd., Class A	2,000	3,721
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	323,500	190,645

15

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Jiangsu Jiejie Microelectronics Co., Ltd., Class A	5,100	$14,726
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	3,800	32,823
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	212
*Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	2,300	12,774
Jiangsu Linyang Energy Co., Ltd., Class A	45,400	51,477
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	13,900	57,080
Jiangsu Pacific Quartz Co., Ltd., Class A	2,300	39,434
Jiangsu Provincial Agricultural Reclamation and Development Corp.	15,500	26,844
Jiangsu Shagang Co., Ltd., Class A	35,600	20,157
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	21,700	31,093
*Jiangsu Sopo Chemical Co., Class A	8,800	8,834
*Jiangsu ToLand Alloy Co., Ltd., Class A	3,000	21,233
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	3,900	84,329
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	912
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	60,920	40,565
Jiangsu Zhongtian Technology Co., Ltd., Class A	9,700	20,442
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	8,500	14,672
Jiangxi Wannianqing Cement Co., Ltd., Class A	1,900	2,421
Jiangzhong Pharmaceutical Co., Ltd., Class A	20,300	68,466
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	400	298
*Jiayin Group, Inc., ADR	196	823
Jiayou International Logistics Co., Ltd., Class A	140	566
*Jilin Electric Power Co., Ltd., Class A	72,300	56,915
Jinchuan Group International Resources Co., Ltd.	922,000	65,774
Jingjin Equipment, Inc., Class A	2,260	9,434
*Jingrui Holdings, Ltd.	2,000	43
Jinhui Liquor Co., Ltd., Class A	1,800	6,664
*Jinke Smart Services Group Co., Ltd., Class H	12,900	19,687
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	6,893	341,962
*Jinlei Technology Co., Ltd., Class A	3,400	19,560
Jinneng Science&Technology Co., Ltd., Class A	9,400	12,600
JiuGui Liquor Co., Ltd., Class A	3,800	61,359
ΩJiumaojiu International Holdings, Ltd.	478,000	1,064,401
Jiuzhitang Co., Ltd., Class A	16,800	31,837
Jizhong Energy Resources Co., Ltd., Class A	41,700	44,572
JL Mag Rare-Earth Co., Ltd., Class A	7,200	28,984
JNBY Design, Ltd.	55,000	60,466
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	300	561
Joinn Laboratories China Co., Ltd., Class A	2,800	20,015
*Jointo Energy Investment Co., Ltd., Class A	200	172
Jointown Pharmaceutical Group Co., Ltd., Class A	11,500	27,524
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	2,100	11,147
*Joy City Property, Ltd.	370,000	15,319
*Joy Spreader Group, Inc.	380,000	44,051
Joyoung Co., Ltd., Class A	9,200	21,634
ΩJS Global Lifestyle Co., Ltd.	329,500	290,887
JSTI Group, Class A	70,700	66,684
Juewei Food Co., Ltd., Class A	100	574
*Juneyao Airlines Co., Ltd., Class A	100	259
*ΩJW Cayman Therapeutics Co., Ltd.	17,000	7,147
*Kaiser China Cultural Co., Ltd., Class A	200	188
*Kaishan Group Co., Ltd., Class A	12,800	30,783
*Kangji Medical Holdings, Ltd.	58,000	72,926
*Keeson Technology Corp., Ltd., Class A	128	206
Kehua Data Co., Ltd., Class A	1,500	9,100
*Keshun Waterproof Technologies Co., Ltd., Class A	5,100	7,941
Kinetic Development Group, Ltd.	8,000	662
Kingboard Holdings, Ltd.	257,500	785,631

16

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Kingboard Laminates Holdings, Ltd.	325,000	$334,113
KingClean Electric Co., Ltd., Class A	100	391
Kingfa Sci & Tech Co., Ltd., Class A	500	644
*Kingsoft Cloud Holdings, Ltd.	336,000	128,409
Kingsoft Corp., Ltd.	1,339,000	5,859,266
*Ko Yo Chemical Group, Ltd.	16,000	314
Konka Group Co., Ltd., Class A	27,700	18,965
KPC Pharmaceuticals, Inc., Class A	18,600	56,714
Kuang-Chi Technologies Co., Ltd., Class A	2,600	6,598
Kunlun Energy Co., Ltd.	3,178,000	2,939,181
Kunlun Tech Co., Ltd., Class A	12,600	118,588
Kunming Yunnei Power Co., Ltd., Class A	600	208
*Kunshan Kersen Science & Technology Co., Ltd., Class A	100	94
Kweichow Moutai Co., Ltd., Class A	7,300	1,856,324
*KWG Group Holdings, Ltd.	1,511,000	198,261
*Lakala Payment Co., Ltd., Class A	13,300	32,562
Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	300	230
Lao Feng Xiang Co., Ltd., Class A	2,600	25,282
Laobaixing Pharmacy Chain JSC, Class A	6,760	34,028
LB Group Co., Ltd., Class A	7,700	19,263
#Lee & Man Chemical Co., Ltd.	42,000	27,394
Lee & Man Paper Manufacturing, Ltd.	1,229,000	521,353
Lee’s Pharmaceutical Holdings, Ltd.	1,000	191
ΩLegend Holdings Corp., Class H	226,400	236,497
Lenovo Group, Ltd.	5,188,000	5,300,419
Lens Technology Co., Ltd., Class A	19,600	33,010
*Leo Group Co., Ltd., Class A	98,600	32,044
Lepu Medical Technology Beijing Co., Ltd., Class A	10,100	34,896
*LexinFintech Holdings, Ltd., Sponsored ADR	2,463	5,887
Leyard Optoelectronic Co., Ltd., Class A	37,800	34,561
*Li Auto, Inc., ADR	6,798	159,753
*Li Auto, Inc., Class A	32,100	373,960
Li Ning Co., Ltd.	427,500	3,041,551
Lianhe Chemical Technology Co., Ltd., Class A	9,300	16,146
Liao Ning Oxiranchem, Inc., Class A	16,500	19,209
Liaoning Port Co., Ltd., Class H	116,000	10,344
Lier Chemical Co., Ltd., Class A	23,400	49,313
*Lifetech Scientific Corp.	720,000	251,315
*Lingyi iTech Guangdong Co., Class A	27,600	23,640
Livzon Pharmaceutical Group, Inc., Class H	33,200	120,114
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	3,900	13,035
#LK Technology Holdings, Ltd.	185,000	187,595
ΩLongfor Group Holdings, Ltd.	1,175,000	3,195,741
Longhua Technology Group Luoyang Co., Ltd., Class A	900	1,035
LONGi Green Energy Technology Co., Ltd., Class A	32,540	163,893
Longshine Technology Group Co., Ltd., Class A	5,500	19,042
Lonking Holdings, Ltd.	540,000	95,619
Luenmei Quantum Co., Ltd., Class A	23,000	20,365
Luolai Lifestyle Technology Co., Ltd., Class A	11,900	21,915
*Luoniushan Co., Ltd., Class A	3,100	3,349
Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	7,800	7,977
*Luoyang Glass Co., Ltd., Class H	36,000	34,900
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	3,000	17,667
Lushang Health Industry Development Co., Ltd., Class A	32,500	51,450
Luxi Chemical Group Co., Ltd., Class A	11,300	19,570
Luxshare Precision Industry Co., Ltd., Class A	98,000	369,451
*ΩLuye Pharma Group, Ltd.	3,332,000	1,634,186
Luzhou Laojiao Co., Ltd., Class A	14,600	477,103

17

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*LVGEM China Real Estate Investment Co., Ltd.	4,000	$866
Maanshan Iron & Steel Co., Ltd., Class H	204,000	43,399
Maccura Biotechnology Co., Ltd., Class A	9,900	23,494
Mango Excellent Media Co., Ltd., Class A	11,800	61,154
*ΩMaoyan Entertainment	602,600	666,323
*Markor International Home Furnishings Co., Ltd., Class A	200	79
Mayinglong Pharmaceutical Group Co., Ltd., Class A	3,300	12,469
*Meilleure Health International Industry Group, Ltd.	6,000	206
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	300	304
*ΩMeitu, Inc.	608,000	168,848
*ΩMeituan, Class B	157,060	2,661,050
Metallurgical Corp. of China, Ltd., Class H	465,000	141,575
ΩMidea Real Estate Holding, Ltd.	197,200	234,885
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	800	10,677
Ming Yang Smart Energy Group, Ltd., Class A	22,700	67,740
Ming Yuan Cloud Group Holdings, Ltd.	151,000	77,905
Minth Group, Ltd.	238,000	685,206
MLS Co., Ltd., Class A	24,200	31,075
*MMG, Ltd.	3,440,000	1,253,315
*ΩMobvista, Inc.	19,000	9,440
Monalisa Group Co., Ltd., Class A	100	248
*Montnets Cloud Technology Group Co., Ltd., Class A	25,400	55,032
Muyuan Foods Co., Ltd., Class A	15,200	105,099
NanJi E-Commerce Co., Ltd., Class A	5,800	3,686
Nanjing Hanrui Cobalt Co., Ltd., Class A	1,900	9,100
Nanjing Iron & Steel Co., Ltd., Class A	78,100	41,401
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	7,540	15,792
*Nanjing Securities Co., Ltd., Class A	4,000	4,957
Nanjing Yunhai Special Metals Co., Ltd., Class A	4,800	16,050
*Nantong Jianghai Capacitor Co., Ltd., Class A	8,600	24,931
NARI Technology Co., Ltd., Class A	36,800	138,839
NAURA Technology Group Co., Ltd., Class A	600	28,991
NavInfo Co., Ltd., Class A	5,800	9,919
NetDragon Websoft Holdings, Ltd.	96,000	187,355
NetEase, Inc.	515,600	9,103,576
New China Life Insurance Co., Ltd., Class H	554,400	1,582,002
New Hope Dairy Co., Ltd., Class A	200	478
*New Hope Liuhe Co., Ltd., Class A	15,600	29,315
*New World Department Store China, Ltd.	1,000	115
Newland Digital Technology Co., Ltd., Class A	11,600	26,791
Nexteer Automotive Group, Ltd.	919,000	512,773
Nine Dragons Paper Holdings, Ltd.	1,518,000	1,050,044
Ninestar Corp., Class A	8,000	45,736
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	200	159
Ningbo Haitian Precision Machinery Co., Ltd., Class A	100	470
Ningbo Huaxiang Electronic Co., Ltd., Class A	6,400	12,119
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	100	184
*Ningbo Joyson Electronic Corp., Class A	6,000	13,346
Ningbo Orient Wires & Cables Co., Ltd., Class A	2,600	17,594
Ningbo Sanxing Medical Electric Co., Ltd., Class A	300	598
Ningbo Tuopu Group Co., Ltd., Class A	100	731
Ningbo Zhoushan Port Co., Ltd., Class A	400	219
Ningxia Baofeng Energy Group Co., Ltd., Class A	41,300	78,624
#*NIO, Inc., Class A	84,610	669,344
#*NIO, Inc., Sponsored ADR	14,107	111,022
*Niu Technologies, ADR	5,667	21,081
*Noah Holdings, Ltd., Sponsored ADR	184	2,918
North Huajin Chemical Industries Co., Ltd., Class A	26,800	27,058

18

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
North Industries Group Red Arrow Co., Ltd., Class A	1,700	$4,464
Northeast Securities Co., Ltd., Class A	86,700	95,425
NSFOCUS Technologies Group Co., Ltd., Class A	5,200	9,531
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	5,200	6,707
*Oceanwide Holdings Co., Ltd., Class A	125,800	15,627
*ΩOcumension Therapeutics	9,500	10,674
*Offcn Education Technology Co., Ltd., Class A	400	284
Offshore Oil Engineering Co., Ltd., Class A	33,300	32,370
*OFILM Group Co., Ltd., Class A	15,200	10,473
Olympic Circuit Technology Co., Ltd.	6,100	15,516
Opple Lighting Co., Ltd., Class A	900	2,708
ORG Technology Co., Ltd., Class A	46,600	32,174
*Orient Group, Inc., Class A	135,200	45,696
Orient Overseas International, Ltd.	29,500	596,772
ΩOrient Securities Co., Ltd., Class H	57,600	34,267
*Oriental Energy Co., Ltd., Class A	15,600	19,942
*Ourpalm Co., Ltd., Class A	91,500	81,413
Ovctek China, Inc., Class A	7,700	36,002
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	3,600	12,220
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	327,200	198,496
PCI Technology Group Co., Ltd., Class A	29,000	29,405
*PDD Holdings, Inc., Sponsored ADR	2,423	165,127
*ΩPeijia Medical, Ltd.	12,000	15,134
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	95,800	32,933
People.cn Co., Ltd., Class A	7,700	22,889
People’s Insurance Co. Group of China, Ltd. (The), Class H	979,000	384,122
Perennial Energy Holdings, Ltd.	5,000	892
Perfect World Co., Ltd., Class A	7,000	22,163
PetroChina Co., Ltd., Class H	3,768,000	2,606,433
ΩPharmaron Beijing Co., Ltd., Class H	17,850	76,972
PhiChem Corp., Class A	5,700	15,017
PICC Property & Casualty Co., Ltd., Class H	2,132,000	2,572,012
Ping An Bank Co., Ltd., Class A	34,200	61,995
#*ΩPing An Healthcare and Technology Co., Ltd.	158,700	394,632
Ping An Insurance Group Co. of China, Ltd., Class H	1,927,000	13,918,763
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	7,200	10,005
*PNC Process Systems Co., Ltd., Class A	700	4,231
Poly Developments and Holdings Group Co., Ltd., Class A	16,700	33,553
Poly Property Group Co., Ltd.	409,853	106,511
Poly Property Services Co., Ltd., Class H	37,000	227,895
ΩPostal Savings Bank of China Co., Ltd., Class H	321,000	208,550
Pou Sheng International Holdings, Ltd.	462,000	38,255
Power Construction Corp. of China, Ltd., Class A	99,600	110,631
Prinx Chengshan Holdings, Ltd.	13,500	9,614
#*Q Technology Group Co., Ltd.	203,000	98,527
Qianhe Condiment and Food Co., Ltd., Class A	12,160	41,732
Qingdao East Steel Tower Stock Co., Ltd., Class A	5,200	6,054
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	100	213
Qingdao Gon Technology Co., Ltd., Class A	100	357
Qingdao Hanhe Cable Co., Ltd., Class A	137,800	81,009
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	2,300	9,664
Qingdao Rural Commercial Bank Corp., Class A	51,300	21,488
*Qingdao Sentury Tire Co., Ltd., Class A	900	3,778
*Qingdao TGOOD Electric Co., Ltd., Class A	1,700	4,538
Qinhuangdao Port Co., Ltd., Class H	3,000	524
#Radiance Holdings Group Co., Ltd.	63,000	32,584
Rainbow Digital Commercial Co., Ltd., Class A	232,700	209,063
Realcan Pharmaceutical Group Co., Ltd., Class A	500	271

19

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#ΩRed Star Macalline Group Corp., Ltd., Class H	31,400	$14,120
#*»ΩRedco Properties Group, Ltd.	162,000	27,447
*ΩRemegen Co., Ltd., Class H	10,500	61,262
Renhe Pharmacy Co., Ltd., Class A	196,400	186,946
*Rianlon Corp., Class A	2,600	15,210
Richinfo Technology Co., Ltd., Class A	100	397
*Risen Energy Co., Ltd., Class A	1,400	5,025
*RiseSun Real Estate Development Co., Ltd., Class A	1,300	299
Riyue Heavy Industry Co., Ltd., Class A	200	626
Rockchip Electronics Co., Ltd., Class A	800	8,471
Rongsheng Petrochemical Co., Ltd., Class A	96,200	183,695
*Roshow Technology Co., Ltd., Class A	20,200	22,437
Sai Micro Electronics, Inc., Class A	100	293
SAIC Motor Corp., Ltd., Class A	24,700	50,376
Sailun Group Co., Ltd., Class A	18,900	28,036
Sanquan Food Co., Ltd., Class A	15,600	37,855
Sansteel Minguang Co., Ltd. Fujian, Class A	27,600	18,777
Sansure Biotech, Inc., Class A	60,865	164,663
Sany Heavy Equipment International Holdings Co., Ltd.	309,000	409,381
Sany Heavy Industry Co., Ltd., Class A	46,000	109,564
Satellite Chemical Co., Ltd.	22,335	45,778
SDIC Power Holdings Co., Ltd., Class A	2,600	4,428
Sealand Securities Co., Ltd., Class A	46,100	23,239
*Seazen Group, Ltd.	1,178,000	252,110
*Seazen Holdings Co., Ltd., Class A	7,400	15,894
#S-Enjoy Service Group Co., Ltd.	85,000	52,625
SF Holding Co., Ltd., Class A	40,900	333,486
SGIS Songshan Co., Ltd., Class A	50,600	19,660
Shaanxi Coal Industry Co., Ltd., Class A	115,500	326,485
*Shaanxi Construction Machinery Co., Ltd., Class A	105,190	76,880
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	35,000	70,776
Shandong Bohui Paper Industrial Co., Ltd., Class A	167,400	154,506
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	14,800	46,025
*Shandong Chenming Paper Holdings, Ltd., Class H	1,000	307
Shandong Dawn Polymer Co., Ltd., Class A	100	249
*Shandong Dongyue Organosilicon Material Co., Ltd., Class A	23,300	34,833
ΩShandong Gold Mining Co., Ltd., Class H	95,250	202,636
Shandong Head Group Co., Ltd., Class A	600	1,713
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	2,000	8,851
Shandong Hi-speed Co., Ltd., Class A	10,000	10,429
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	27,000	30,224
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	15,900	73,216
Shandong Humon Smelting Co., Ltd., Class A	15,700	27,802
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	6,000	17,437
Shandong Linglong Tyre Co., Ltd., Class A	5,000	15,903
*Shandong Molong Petroleum Machinery Co., Ltd., Class H	800	272
Shandong Nanshan Aluminum Co., Ltd., Class A	97,500	47,741
Shandong Pharmaceutical Glass Co., Ltd., Class A	4,400	15,622
Shandong Publishing & Media Co., Ltd., Class A	7,600	12,712
Shandong Sun Paper Industry JSC, Ltd., Class A	9,600	15,794
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,810,000	3,075,886
Shandong Xinhua Pharmaceutical Co., Ltd., Class H	54,000	47,122
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	3,400	7,067
Shanghai AJ Group Co., Ltd., Class A	37,900	29,507
*Shanghai AtHub Co., Ltd., Class A	13,700	68,844
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	4,780	28,294
Shanghai Baolong Automotive Corp., Class A	4,200	26,814
Shanghai Baosight Software Co., Ltd., Class A	2,830	22,073

20

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Belling Co., Ltd., Class A	7,500	$20,399
Shanghai Construction Group Co., Ltd., Class A	140,600	57,879
Shanghai Daimay Automotive Interior Co., Ltd., Class A	130	317
Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	1,000	157
*Shanghai Electric Group Co., Ltd., Class H	4,000	1,080
*Shanghai Electric Power Co., Ltd., Class A	9,600	14,504
Shanghai Environment Group Co., Ltd., Class A	17,400	24,328
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	19,312	43,236
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	43,000	122,428
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	76,000	228,971
*Shanghai Fullhan Microelectronics Co., Ltd., Class A	2,700	23,247
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	13,100	46,358
ΩShanghai Haohai Biological Technology Co., Ltd., Class H	4,600	25,198
Shanghai Industrial Holdings, Ltd.	109,000	159,406
Shanghai Industrial Urban Development Group, Ltd.	274,000	16,929
Shanghai International Port Group Co., Ltd., Class A	400	331
Shanghai Jahwa United Co., Ltd., Class A	100	423
Shanghai Jinjiang International Hotels Co., Ltd., Class A	8,200	63,354
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	18,100	30,614
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	4,400	7,811
*Shanghai Kindly Medical Instruments Co., Ltd., Class H	12,800	46,146
Shanghai Kinetic Medical Co., Ltd., Class A	200	205
Shanghai Liangxin Electrical Co., Ltd., Class A	56,500	93,769
Shanghai Lingang Holdings Corp., Ltd., Class A	3,500	6,213
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	3,600	5,247
Shanghai M&G Stationery, Inc., Class A	12,900	86,363
Shanghai Maling Aquarius Co., Ltd., Class A	12,900	15,484
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	200	414
Shanghai Medicilon, Inc., Class A	777	16,835
Shanghai Moons’ Electric Co., Ltd., Class A	100	563
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	283,700	575,358
Shanghai Pioneer Holding, Ltd.	30,000	9,898
Shanghai Pudong Development Bank Co., Ltd., Class A	85,800	94,187
*Shanghai Putailai New Energy Technology Co., Ltd., Class A	12,500	94,284
Shanghai RAAS Blood Products Co., Ltd., Class A	13,300	12,621
*Shanghai Runda Medical Technology Co., Ltd., Class A	24,200	45,301
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	300	582
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	100	606
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	298
Shanghai Tunnel Engineering Co., Ltd., Class A	32,300	30,512
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	300	507
Shanghai Wanye Enterprises Co., Ltd., Class A	7,200	21,288
Shanghai Yaoji Technology Co., Ltd., Class A	8,600	42,856
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	8,500	9,822
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	300	677
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	600	461
Shanxi Blue Flame Holding Co., Ltd., Class A	21,500	24,999
Shanxi Coking Co., Ltd., Class A	112,200	87,190
Shanxi Coking Coal Energy Group Co., Ltd., Class A	42,400	62,896
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	42,100	122,531
Shanxi Meijin Energy Co., Ltd., Class A	700	800
Shanxi Securities Co., Ltd., Class A	12,400	10,531
Shanxi Taigang Stainless Steel Co., Ltd., Class A	17,800	10,284
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	27,700	994,091
Shanying International Holding Co., Ltd., Class A	71,000	24,305
*Shengda Resources Co., Ltd., Class A	11,800	31,958
Shenghe Resources Holding Co., Ltd., Class A	200	398
Shengyi Technology Co., Ltd., Class A	2,500	5,796

21

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shengyuan Environmental Protection Co., Ltd., Class A	12,000	$31,165
ΩShenwan Hongyuan Group Co., Ltd., Class H	1,600	322
Shenzhen Agricultural Products Group Co., Ltd., Class A	314,300	292,362
Shenzhen Airport Co., Ltd., Class A	21,600	22,807
*Shenzhen Aisidi Co., Ltd., Class A	12,600	15,797
*Shenzhen Anche Technologies Co., Ltd., Class A	100	254
Shenzhen Capchem Technology Co., Ltd., Class A	3,600	25,349
*Shenzhen Center Power Tech Co., Ltd., Class A	100	243
Shenzhen Cereals Holdings Co., Ltd., Class A	9,800	10,744
Shenzhen Changhong Technology Co., Ltd., Class A	9,600	24,322
*Shenzhen Comix Group Co., Ltd., Class A	200	211
Shenzhen Das Intellitech Co., Ltd., Class A	14,700	8,196
Shenzhen Desay Battery Technology Co., Class A	7,700	41,084
Shenzhen Dynanonic Co., Ltd., Class A	800	18,913
Shenzhen Ellassay Fashion Co., Ltd., Class A	100	175
Shenzhen Energy Group Co., Ltd., Class A	22,100	20,494
Shenzhen Envicool Technology Co., Ltd., Class A	2,930	16,823
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	20,500	33,815
Shenzhen Expressway Corp., Ltd., Class H	102,000	94,985
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	14,600	31,126
Shenzhen FRD Science & Technology Co., Ltd.	100	275
Shenzhen Gas Corp., Ltd., Class A	1,000	998
Shenzhen Gongjin Electronics Co., Ltd., Class A	200	268
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	9,400	21,384
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	500	336
Shenzhen Huaqiang Industry Co., Ltd., Class A	12,700	22,471
Shenzhen Inovance Technology Co., Ltd., Class A	3,300	29,457
Shenzhen International Holdings, Ltd.	585,282	525,642
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	126
Shenzhen Investment, Ltd.	520,000	100,027
Shenzhen Jinjia Group Co., Ltd., Class A	22,500	23,757
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	200	154
Shenzhen Kaifa Technology Co., Ltd., Class A	400	1,029
Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	64,800	176,993
Shenzhen Kinwong Electronic Co., Ltd., Class A	5,400	17,971
Shenzhen Kstar Science And Technology Co., Ltd., Class A	1,000	6,745
Shenzhen Laibao Hi-tech Co., Ltd., Class A	200	237
Shenzhen Leaguer Co., Ltd., Class A	200	251
Shenzhen Megmeet Electrical Co., Ltd., Class A	5,500	23,880
Shenzhen Microgate Technology Co., Ltd., Class A	200	247
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	6,900	310,853
*Shenzhen MTC Co., Ltd., Class A	42,700	29,666
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	397,800	194,784
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	600	283
Shenzhen Overseas Chinese Town Co., Ltd., Class A	40,000	28,946
Shenzhen Properties & Resources Development Group, Ltd., Class A	64,200	89,671
*Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	5,300	27,506
Shenzhen SC New Energy Technology Corp., Class A	100	1,485
*Shenzhen SDG Information Co., Ltd., Class A	200	243
*Shenzhen Senior Technology Material Co., Ltd., Class A	9,100	22,647
Shenzhen Sunline Tech Co., Ltd., Class A	8,800	14,859
Shenzhen Sunlord Electronics Co., Ltd., Class A	2,000	6,367
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	300	522
Shenzhen Sunway Communication Co., Ltd., Class A	8,900	24,656
Shenzhen Tagen Group Co., Ltd., Class A	41,000	31,742
*Shenzhen Topband Co., Ltd., Class A	2,500	4,066
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	74,400	73,720
*Shenzhen World Union Group, Inc., Class A	500	196

22

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	28,000	$21,597
Shenzhen Yinghe Technology Co., Ltd., Class A	4,300	11,434
Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	124
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	5,800	21,220
Shenzhen Zhenye Group Co., Ltd., Class A	300	210
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	98,000	71,625
Shenzhou International Group Holdings, Ltd.	276,600	2,637,423
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	229,300	229,192
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	2,800	12,728
Shinghwa Advanced Material Group Co., Ltd., Class A	2,990	28,176
Shoucheng Holdings, Ltd.	540,000	139,645
Shougang Fushan Resources Group, Ltd.	676,000	229,068
Shui On Land, Ltd.	647,000	78,300
Sichuan Chuantou Energy Co., Ltd., Class A	3,700	7,685
*Sichuan Development Lomon Co., Ltd., Class A	21,300	28,766
Sichuan Expressway Co., Ltd., Class H	52,000	13,315
*Sichuan Haite High-tech Co., Ltd., Class A	200	257
Sichuan Hebang Biotechnology Co., Ltd., Class A	110,600	44,091
Sichuan Hexie Shuangma Co., Ltd., Class A	4,100	11,382
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	4,400	20,210
*Sichuan Lutianhua Co., Ltd., Class A	6,400	4,188
Sichuan Road and Bridge Group Co., Ltd., Class A	35,900	82,189
Sichuan Swellfun Co., Ltd., Class A	10,600	100,362
Sichuan Yahua Industrial Group Co., Ltd., Class A	18,200	49,343
Sieyuan Electric Co., Ltd., Class A	100	664
ΩSimcere Pharmaceutical Group, Ltd.	101,000	119,014
Sino Biopharmaceutical, Ltd.	5,900,000	3,261,952
Sino Wealth Electronic, Ltd., Class A	2,820	13,829
Sinocare, Inc., Class A	5,000	20,756
Sinofert Holdings, Ltd.	456,000	57,509
Sinofibers Technology Co., Ltd., Class A	11,500	87,073
Sinolink Securities Co., Ltd., Class A	400	543
Sinoma International Engineering Co., Class A	4,700	9,789
Sinoma Science & Technology Co., Ltd., Class A	300	914
Sinomine Resource Group Co., Ltd., Class A	2,400	26,346
Sino-Ocean Group Holding, Ltd.	133,500	11,735
Sinopec Engineering Group Co., Ltd., Class H	387,000	200,158
*Sinopec Oilfield Service Corp., Class H	646,000	54,314
Sinopharm Group Co., Ltd., Class H	1,076,400	3,805,157
Sino-Platinum Metals Co., Ltd., Class A	130	315
Sinoseal Holding Co., Ltd., Class A	200	1,329
Sinosoft Co., Ltd., Class A	10,500	59,088
Sinotrans, Ltd., Class H	504,000	173,995
Sinotruk Jinan Truck Co., Ltd., Class A	9,400	19,810
Skyworth Group, Ltd.	578,000	287,163
ΩSmoore International Holdings, Ltd.	504,000	585,546
Sobute New Materials Co., Ltd., Class A	2,200	4,668
*SOHO China, Ltd.	439,500	73,344
Solargiga Energy Holdings, Ltd.	3,000	93
Songcheng Performance Development Co., Ltd., Class A	1,400	2,950
SooChow Securities Co., Ltd., Class A	600	627
*»South Manganese Investment, Ltd.	80,000	5,045
Southwest Securities Co., Ltd., Class A	800	444
SSY Group, Ltd.	548,000	381,860
State Grid Information & Communication Co., Ltd., Class A	5,000	13,426
*STO Express Co., Ltd., Class A	28,800	44,636
Sumavision Technologies Co., Ltd., Class A	300	282
Sun Art Retail Group, Ltd.	805,000	348,667

23

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Sun King Technology Group, Ltd.	226,000	$50,383
Sunflower Pharmaceutical Group Co., Ltd., Class A	9,300	35,396
Sungrow Power Supply Co., Ltd., Class A	100	1,628
Suning Universal Co., Ltd., Class A	33,400	14,184
Sunny Optical Technology Group Co., Ltd.	421,300	4,419,681
*Sunward Intelligent Equipment Co., Ltd., Class A	71,300	62,307
Sunwoda Electronic Co., Ltd., Class A	5,000	12,147
Suofeiya Home Collection Co., Ltd., Class A	200	547
Suplet Power Co., Ltd., Class A	560	2,374
Suzhou Anjie Technology Co., Ltd., Class A	33,400	63,102
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	11,600	41,385
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	35,713	27,855
Suzhou Good-Ark Electronics Co., Ltd., Class A	8,200	15,788
Suzhou TFC Optical Communication Co., Ltd., Class A	1,500	13,188
SY Holdings Group, Ltd.	94,000	74,842
Symphony Holdings, Ltd.	80,000	9,478
*SYoung Group Co., Ltd., Class A	100	210
Taiji Computer Corp., Ltd., Class A	7,300	42,398
*Talkweb Information System Co., Ltd., Class A	300	526
*Tangrenshen Group Co., Ltd., Class A	33,000	34,748
Tangshan Jidong Cement Co., Ltd., Class A	33,100	39,013
TangShan Port Group Co., Ltd., Class A	80,800	46,100
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	22,100	18,451
TBEA Co., Ltd., Class A	40,100	130,843
TCL Electronics Holdings, Ltd.	235,000	109,568
TCL Technology Group Corp., Class A	107,000	61,821
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	26,000	156,152
Telling Telecommunication Holding Co., Ltd., Class A	17,600	28,015
Tencent Holdings, Ltd.	1,065,400	46,742,476
*Tencent Music Entertainment Group, ADR	62,413	462,480
*Three’s Co Media Group Co., Ltd., Class A	2,058	46,224
Tian Di Science & Technology Co., Ltd., Class A	33,500	26,420
Tian Lun Gas Holdings, Ltd.	1,000	712
Tiande Chemical Holdings, Ltd.	244,000	66,518
Tiangong International Co., Ltd.	456,000	138,254
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	7,200	33,716
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	2,700	2,246
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	6,900	21,428
Tianjin Teda Co., Ltd., Class A	300	180
Tianma Microelectronics Co., Ltd., Class A	22,300	31,759
#Tianneng Power International, Ltd.	388,000	449,295
Tianshan Aluminum Group Co., Ltd., Class A	34,300	35,919
Tianshui Huatian Technology Co., Ltd., Class A	33,900	43,873
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	300	1,061
Tibet Rhodiola Pharmaceutical Holding Co., Class A	1,200	10,252
*Tibet Summit Resources Co., Ltd., Class A	22,300	63,132
Tibet Tianlu Co., Ltd., Class A	200	197
*Tibet Water Resources, Ltd.	207,000	11,866
Tingyi Cayman Islands Holding Corp.	470,000	819,068
Titan Wind Energy Suzhou Co., Ltd., Class A	14,800	29,458
Tofflon Science & Technology Group Co., Ltd., Class A	7,800	27,681
Toly Bread Co., Ltd., Class A	9,360	15,494
Tong Ren Tang Technologies Co., Ltd., Class H	205,000	221,194
*Tongcheng Travel Holdings, Ltd.	1,020,000	2,156,970
#*Tongdao Liepin Group	68,600	87,564
*TongFu Microelectronics Co., Ltd., Class A	13,200	34,109
*Tongguan Gold Group, Ltd.	2,000	93
Tongkun Group Co., Ltd., Class A	3,700	6,894

24

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	35,100	$22,307
Tongling Nonferrous Metals Group Co., Ltd., Class A	95,900	45,573
Tongwei Co., Ltd., Class A	80,900	465,424
Tongyu Heavy Industry Co., Ltd., Class A	1,100	400
*Topchoice Medical Corp., Class A	2,400	41,322
Topsec Technologies Group, Inc., Class A	10,500	17,972
ΩTopsports International Holdings, Ltd.	1,303,000	1,156,946
Towngas Smart Energy Co., Ltd.	160,357	73,949
*TPV Technology Co., Ltd., Class A	259,000	77,439
TravelSky Technology, Ltd., Class H	399,000	793,944
*Trigiant Group, Ltd.	2,000	99
*Trip.com Group, Ltd.	122,750	4,297,087
TRS Information Technology Corp., Ltd., Class A	3,900	13,069
*Truking Technology, Ltd., Class A	23,100	52,451
Truly International Holdings, Ltd.	606,000	76,426
ΩTsaker New Energy Tech Co., Ltd.	1,500	273
Tsingtao Brewery Co., Ltd., Class H	24,000	255,901
*Tus Environmental Science And Technology Development Co., Ltd., Class A	400	182
UE Furniture Co., Ltd., Class A	100	135
Unigroup Guoxin Microelectronics Co., Ltd., Class A	9,000	137,797
Unilumin Group Co., Ltd., Class A	6,700	8,081
Uni-President China Holdings, Ltd.	435,000	433,897
Unisplendour Corp., Ltd., Class A	11,200	47,934
*United Energy Group, Ltd.	138,000	20,744
Universal Scientific Industrial Shanghai Co., Ltd., Class A	12,200	24,794
Valiant Co., Ltd., Class A	23,800	62,944
Vats Liquor Chain Store Management JSC, Ltd., Class A	5,200	20,279
Vatti Corp., Ltd., Class A	100	103
#*ΩVenus MedTech Hangzhou, Inc., Class H	77,000	107,311
Victory Giant Technology Huizhou Co., Ltd., Class A	9,800	26,201
Vinda International Holdings, Ltd.	143,000	373,444
*Vipshop Holdings, Ltd., Sponsored ADR	94,231	1,479,427
Visual China Group Co., Ltd., Class A	200	477
#*ΩViva Biotech Holdings	190,000	38,969
*Vnet Group, Inc., Sponsored ADR	22,122	65,039
*Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	1,000	1,138
Wangneng Environment Co., Ltd., Class A	21,300	52,764
Wangsu Science & Technology Co., Ltd., Class A	41,300	53,689
*Wanhua Chemical Group Co., Ltd., Class A	93,247	1,241,542
Want Want China Holdings, Ltd.	1,148,000	731,219
Wanxiang Qianchao Co., Ltd., Class A	27,000	19,851
Wasion Holdings, Ltd.	114,000	50,683
Wasu Media Holding Co., Ltd., Class A	22,700	31,083
#*Weibo Corp., Class A	480	8,775
*Weibo Corp., Sponsored ADR	13,236	231,762
Weichai Power Co., Ltd., Class H	481,000	708,335
Weihai Guangwei Composites Co., Ltd., Class A	100	753
*Wellhope Foods Co., Ltd., Class A	44,600	65,580
Wens Foodstuffs Group Co., Ltd.	6,500	18,571
West China Cement, Ltd.	742,000	91,688
Western Securities Co., Ltd., Class A	500	484
Western Superconducting Technologies Co., Ltd.	1,680	18,911
Will Semiconductor Co., Ltd., Class A	135	1,779
Wingtech Technology Co., Ltd., Class A	4,800	36,448
Winning Health Technology Group Co., Ltd., Class A	4,800	7,814
Wolong Electric Group Co., Ltd., Class A	20,000	35,417
Wuchan Zhongda Group Co., Ltd., Class A	39,700	31,252
Wuhan Fingu Electronic Technology Co., Ltd., Class A	100	147

25

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Wuhan Guide Infrared Co., Ltd., Class A	12,220	$19,486
Wuhu Token Science Co., Ltd., Class A	52,200	46,294
Wuliangye Yibin Co., Ltd., Class A	65,600	1,601,329
WUS Printed Circuit Kunshan Co., Ltd., Class A	16,400	51,948
Wushang Group Co., Ltd., Class A	28,800	47,340
ΩWuXi AppTec Co., Ltd., Class H	98,600	862,290
*ΩWuxi Biologics Cayman, Inc.	378,000	2,236,729
Wuxi Boton Technology Co., Ltd., Class A	100	431
Wuxi Taiji Industry Co., Ltd., Class A	29,500	28,123
XCMG Construction Machinery Co., Ltd., Class A	26,300	26,060
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	1,217,000	922,451
Xiamen C & D, Inc., Class A	300	526
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	200	230
Xiamen Faratronic Co., Ltd., Class A	1,300	25,013
Xiamen Intretech, Inc., Class A	29,700	76,575
Xiamen ITG Group Corp., Ltd., Class A	102,500	134,875
Xiamen Kingdomway Group Co., Class A	7,100	21,495
Xiamen Tungsten Co., Ltd., Class A	4,600	12,983
Xiamen Xiangyu Co., Ltd., Class A	35,300	54,353
*Xi’an Tian He Defense Technology Co., Ltd., Class A	100	149
Xi’an Triangle Defense Co., Ltd., Class A	2,900	15,008
Xianhe Co., Ltd., Class A	100	350
*ΩXiaomi Corp., Class B	2,906,600	4,095,211
Xilinmen Furniture Co., Ltd., Class A	5,600	20,537
Xinfengming Group Co., Ltd., Class A	14,100	20,957
Xingda International Holdings, Ltd.	156,039	32,003
Xinhuanet Co., Ltd., Class A	26,600	120,258
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	253,000	206,915
Xinjiang Tianshan Cement Co., Ltd., Class A	1,500	1,816
Xinjiang Xintai Natural Gas Co., Ltd., Class A	5,700	19,504
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	145,000	25,491
*Xinjiang Zhongtai Chemical Co., Ltd., Class A	300	283
#Xinte Energy Co., Ltd., Class H	546,400	1,344,788
Xinxing Ductile Iron Pipes Co., Ltd., Class A	61,000	40,090
Xinyangfeng Agricultural Technology Co., Ltd., Class A	28,300	46,313
#Xinyi Energy Holdings, Ltd.	483,535	134,899
Xinyi Solar Holdings, Ltd.	1,170,000	1,250,500
Xinyu Iron & Steel Co., Ltd., Class A	34,800	19,955
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	800	2,075
*XPeng, Inc., Class A	25,600	122,621
#Xtep International Holdings, Ltd.	1,931,491	2,239,082
Xuji Electric Co., Ltd., Class A	200	650
ΩYadea Group Holdings, Ltd.	396,000	924,180
*YaGuang Technology Group Co., Ltd., Class A	200	209
ΩYangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	9,000	17,565
Yankershop Food Co., Ltd., Class A	6,000	109,535
#Yankuang Energy Group Co., Ltd., Class H	474,000	1,621,282
Yantai Changyu Pioneer Wine Co., Ltd., Class A	2,700	12,094
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	34,200	74,740
Yantai Eddie Precision Machinery Co., Ltd., Class A	11,900	29,220
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	4,400	17,236
*YanTai Shuangta Food Co., Ltd., Class A	12,400	9,421
Yantai Tayho Advanced Materials Co., Ltd., Class A	9,300	28,088
Yantai Zhenghai Bio-tech Co., Ltd.	10,400	69,176
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	5,000	8,898
#*Yeahka, Ltd.	19,200	52,464
Yealink Network Technology Corp., Ltd., Class A	200	1,905
YGSOFT, Inc., Class A	41,040	50,327

26

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	51,200	$46,113
*Yifan Pharmaceutical Co., Ltd., Class A	11,600	25,166
Yifeng Pharmacy Chain Co., Ltd., Class A	900	6,475
Yihai International Holding, Ltd.	149,000	392,909
Yijiahe Technology Co., Ltd., Class A	2,600	13,707
Yintai Gold Co., Ltd., Class A	50,600	93,990
*Yixintang Pharmaceutical Group Co., Ltd., Class A	16,200	67,601
YongXing Special Materials Technology Co., Ltd., Class A	1,040	9,578
Yotrio Group Co., Ltd., Class A	35,300	20,140
Youngor Group Co., Ltd., Class A	121,800	120,687
*Youzu Interactive Co., Ltd., Class A	1,600	5,068
YTO Express Group Co., Ltd., Class A	23,000	57,473
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	5,700	12,539
#Yuexiu Property Co., Ltd.	1,151,000	1,659,807
Yuexiu Transport Infrastructure, Ltd.	152,000	82,875
Yum China Holdings, Inc.	166,600	10,136,200
Yunda Holding Co., Ltd., Class A	16,600	29,108
Yunnan Aluminium Co., Ltd., Class A	15,000	30,809
*Yunnan Copper Co., Ltd., Class A	14,700	26,732
Yunnan Energy New Material Co., Ltd., Class A	7,400	111,269
Yunnan Tin Co., Ltd., Class A	13,200	29,400
Yusys Technologies Co., Ltd., Class A	4,800	12,799
ZBOM Home Collection Co., Ltd., Class A	2,800	13,237
*Zhaojin Mining Industry Co., Ltd., Class H	534,500	849,764
Zhefu Holding Group Co., Ltd., Class A	41,400	22,843
*Zhejiang Century Huatong Group Co., Ltd., Class A	36,500	36,114
Zhejiang China Commodities City Group Co., Ltd., Class A	38,300	53,551
Zhejiang Chint Electrics Co., Ltd., Class A	18,000	67,728
Zhejiang Communications Technology Co., Ltd.	40,100	35,737
*Zhejiang Crystal-Optech Co., Ltd., Class A	19,900	33,400
Zhejiang Dahua Technology Co., Ltd., Class A	12,900	43,731
Zhejiang Dingli Machinery Co., Ltd., Class A	1,700	12,545
Zhejiang Expressway Co., Ltd., Class H	228,000	188,792
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	47,100	86,128
Zhejiang Hailiang Co., Ltd., Class A	4,400	7,741
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	7,700	8,575
Zhejiang Huace Film & Television Co., Ltd., Class A	32,600	40,637
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	11,000	31,110
Zhejiang Huayou Cobalt Co., Ltd., Class A	12,900	96,891
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	34,300	48,751
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	100	280
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	3,500	12,689
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,100	60,284
*Zhejiang Jingu Co., Ltd., Class A	200	194
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	12,500	26,776
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	36,300	45,616
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	9,400	21,642
Zhejiang Juhua Co., Ltd., Class A	1,300	2,845
Zhejiang Longsheng Group Co., Ltd., Class A	5,300	7,334
Zhejiang Medicine Co., Ltd., Class A	14,400	24,897
Zhejiang Meida Industrial Co., Ltd., Class A	19,400	30,964
*Zhejiang Narada Power Source Co., Ltd., Class A	3,200	9,281
Zhejiang NHU Co., Ltd., Class A	27,160	66,966
Zhejiang Orient Gene Biotech Co., Ltd., Class A	3,979	33,840
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	900	2,783
Zhejiang Runtu Co., Ltd., Class A	105,258	112,354
Zhejiang Semir Garment Co., Ltd., Class A	74,700	72,507
Zhejiang Southeast Space Frame Co., Ltd., Class A	56,200	52,521

27

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Starry Pharmaceutical Co., Ltd., Class A	2,520	$6,301
Zhejiang Supor Co., Ltd., Class A	2,200	16,365
Zhejiang Tiantie Industry Co., Ltd., Class A	6,084	8,094
Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	5,500	22,427
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	160,700	141,359
*Zhejiang Wanliyang Co., Ltd., Class A	130,500	159,656
Zhejiang Wanma Co., Ltd., Class A	6,200	9,645
Zhejiang Weiming Environment Protection Co., Ltd., Class A	14,560	38,444
Zhejiang Weixing New Building Materials Co., Ltd., Class A	4,900	15,663
*Zhejiang Windey Co., Ltd., Class A	10,010	19,649
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	16,500	110,346
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	35,800	77,254
*Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	25,338	45,748
Zhejiang Yasha Decoration Co., Ltd., Class A	200	132
Zhejiang Yinlun Machinery Co., Ltd., Class A	200	391
Zhejiang Yongtai Technology Co., Ltd., Class A	1,400	3,450
Zhende Medical Co., Ltd., Class A	4,100	21,225
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	26,200	29,171
Zheshang Securities Co., Ltd., Class A	300	443
*Zhong An Group, Ltd.	5,000	147
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	264,500	818,781
Zhongji Innolight Co., Ltd., Class A	2,900	37,699
Zhongshan Broad Ocean Motor Co., Ltd., Class A	17,600	13,423
Zhongshan Public Utilities Group Co., Ltd., Class A	200	214
Zhongsheng Group Holdings, Ltd.	160,500	682,900
*Zhongtian Financial Group Co., Ltd., Class A	95,500	9,104
Zhongyu Energy Holdings, Ltd.	55,000	42,669
#ΩZhou Hei Ya International Holdings Co., Ltd.	707,000	322,432
*Zhuguang Holdings Group Co., Ltd.	8,000	744
Zhuhai Huafa Properties Co., Ltd., Class A	41,300	63,293
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	164
Zhuzhou CRRC Times Electric Co., Ltd.	232,700	936,741
Zhuzhou Kibing Group Co., Ltd., Class A	10,400	15,427
*»Zibo Qixiang Tengda Chemical Co., Ltd., Class A	13,700	14,089
Zijin Mining Group Co., Ltd., Class H	2,446,000	4,119,303
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	133,200	72,455
ZTE Corp., Class H	90,200	289,563
*ZTO Express Cayman, Inc.	77,250	2,113,823

TOTAL CHINA		478,628,918

COLOMBIA — (0.1%)
Banco de Bogota SA	1,174	8,615
Bancolombia SA	5,257	40,604
Bancolombia SA, Sponsored ADR	12,778	313,061
Bolsa de Valores de Colombia	124	267
Celsia SA ESP	24,348	15,254
Cementos Argos SA	48,027	31,840
Corp Financiera Colombiana SA	8,338	23,775
Ecopetrol SA	173,409	85,125
#Ecopetrol SA, Sponsored ADR	74,172	720,952
Grupo Argos SA	17,829	33,853
Grupo Aval Acciones y Valores SA, Sponsored ADR	136	333
Grupo Energia Bogota SA ESP	23,862	9,215
Interconexion Electrica SA ESP	16,201	63,262
Mineros SA	952	409
Promigas SA ESP	300	275

TOTAL COLOMBIA		1,346,840

28

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CZECHIA — (0.1%)
CEZ AS	29,647	$1,598,875
Komercni Banka A/S	6,197	200,611
ΩMoneta Money Bank A/S	33,282	122,530

TOTAL CZECHIA		1,922,016

EGYPT — (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	294,163	355,937

TOTAL EGYPT		355,937

GREECE — (0.3%)
*Aegean Airlines SA	6,699	57,539
Alpha Services and Holdings SA	385,318	482,817
Athens Water Supply & Sewage Co. SA	3,015	20,970
Autohellas Tourist and Trading SA	2,774	39,200
Bank of Greece	20	359
*Ellaktor SA	4,502	9,821
ElvalHalcor SA	11,132	21,360
Entersoft SA Software Development & Related Services Co.	52	259
Epsilon Net SA	2,671	23,000
*Eurobank Ergasias Services and Holdings SA	715,650	1,011,296
Fourlis Holdings SA	8,841	39,042
GEK Terna Holding Real Estate Construction SA	17,091	233,968
Hellenic Exchanges - Athens Stock Exchange SA	5,973	26,443
Hellenic Telecommunications Organization SA	56,293	823,451
HELLENIQ ENERGY HOLDINGS S.A.	2,824	22,447
Holding Co. ADMIE IPTO SA	11,188	21,739
Intracom Holdings SA, Registered	6,092	11,958
JUMBO SA	10,778	248,686
*LAMDA Development SA	12,863	79,524
Motor Oil Hellas Corinth Refineries SA	26,192	624,583
Mytilineos SA	6,643	192,880
*National Bank of Greece SA	55,008	287,854
OPAP SA	35,480	605,565
Piraeus Financial Holdings SA	7,482	17,677
Piraeus Port Authority SA	1,132	23,920
*Public Power Corp. SA	13,104	113,130
Quest Holdings SA	4,021	21,930
Sarantis SA	4,337	34,378
*Sunrisemezz PLC	1,069	247
Terna Energy SA	6,265	138,884
Thrace Plastics Holding and Co.	4,674	21,414
*Titan Cement International SA	10,542	174,342

TOTAL GREECE		5,430,683

HUNGARY — (0.1%)
*Magyar Telekom Telecommunications PLC	51,962	65,495
MOL Hungarian Oil & Gas PLC	91,483	742,203
*Opus Global Nyrt	712	251
OTP Bank Nyrt	20,556	626,456
Richter Gedeon Nyrt	14,961	361,657

TOTAL HUNGARY		1,796,062

INDIA — (15.7%)
*360 ONE WAM, Ltd.	17,624	90,418
Aarti Drugs, Ltd.	5,697	29,297
Aarti Industries, Ltd.	83,783	575,625
*Aarti Pharmalabs, Ltd.	4,420	19,684
ABB India, Ltd.	1,445	60,351
*ACC, Ltd.	4,790	103,182
Action Construction Equipment, Ltd.	3,111	15,866

29

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Adani Enterprises, Ltd.	1,818	$42,763
*Adani Green Energy, Ltd.	1,757	20,418
Adani Ports & Special Economic Zone, Ltd.	79,492	661,784
Adani Total Gas, Ltd.	9,258	106,906
*Adani Transmission, Ltd.	3,116	39,197
ADF Foods, Ltd.	28	255
Advanced Enzyme Technologies, Ltd.	3,183	10,043
Aegis Logistics, Ltd.	18,451	88,348
AGI Greenpac, Ltd.	2,746	13,882
Agro Tech Foods, Ltd.	24	235
Ahluwalia Contracts India, Ltd.	4,503	28,318
AIA Engineering, Ltd.	6,498	215,875
Ajanta Pharma, Ltd.	4,946	79,331
Akzo Nobel India, Ltd.	970	27,555
Alembic Pharmaceuticals, Ltd.	10,985	74,653
Alembic, Ltd.	236	180
Alkem Laboratories, Ltd.	979	41,989
Alkyl Amines Chemicals	925	26,720
Allcargo Logistics, Ltd.	17,062	56,855
*»Allcargo Terminals, Ltd.	17,062	12,798
*Alok Industries, Ltd.	188,040	28,952
Amara Raja Batteries, Ltd.	88,933	653,227
*Amber Enterprises India, Ltd.	2,069	47,230
*Ambuja Cements, Ltd.	27,258	132,066
Amrutanjan Health Care, Ltd.	32	236
Anant Raj, Ltd.	7,667	13,266
Andhra Sugars, Ltd. (The)	6,386	9,068
Angel One, Ltd.	27,602	414,875
Apar Industries, Ltd.	15,551	534,267
Apcotex Industries, Ltd.	1,542	9,462
APL Apollo Tubes, Ltd.	126,161	1,842,322
Apollo Hospitals Enterprise, Ltd.	74,013	4,082,207
Apollo Pipes, Ltd.	1,554	11,224
Apollo Tyres, Ltd.	293,345	1,243,476
*Arvind Fashions, Ltd.	8,521	29,373
*Arvind, Ltd.	27,398	36,157
Asahi India Glass, Ltd.	9,537	55,728
Ashiana Housing, Ltd.	116	253
Ashok Leyland, Ltd.	54,467	97,139
*Ashoka Buildcon, Ltd.	21,463	23,040
Asian Paints, Ltd.	31,563	1,119,392
Astec Lifesciences, Ltd.	410	6,673
*ΩAster DM Healthcare, Ltd.	4,996	15,076
Astra Microwave Products, Ltd.	4,527	17,038
Astral, Ltd.	8,740	154,591
AstraZeneca Pharma India, Ltd.	12	468
Atul, Ltd.	5,548	465,853
ΩAU Small Finance Bank, Ltd.	10,008	81,184
Aurobindo Pharma, Ltd.	69,794	526,208
Automotive Axles, Ltd.	362	10,667
Avanti Feeds, Ltd.	2,670	11,802
*ΩAvenue Supermarts, Ltd.	1,824	78,276
Axis Bank, Ltd.	753,072	7,913,876
Bajaj Auto, Ltd.	4,539	245,816
Bajaj Consumer Care, Ltd.	10,412	20,121
*Bajaj Finserv, Ltd.	10,762	178,145
*Bajaj Hindusthan Sugar, Ltd.	175,259	31,267
Balaji Amines, Ltd.	1,598	41,012

30

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Balkrishna Industries, Ltd.	8,435	$214,827
Balmer Lawrie & Co., Ltd.	7,988	11,567
Balrampur Chini Mills, Ltd.	415,670	2,110,445
*ΩBandhan Bank, Ltd.	29,117	81,584
Bank of Baroda	100,108	229,669
Bank of India	17,562	18,026
Bank of Maharashtra	1,448	534
Bannari Amman Sugars, Ltd.	12	423
BASF India, Ltd.	591	17,138
Bata India, Ltd.	8,888	160,158
Bayer CropScience, Ltd.	1,432	72,459
*BEML Land Assets, Ltd.	4,395	11,087
BEML, Ltd.	4,395	65,345
Berger Paints India, Ltd.	21,797	162,566
*BF Utilities, Ltd.	32	132
Bharat Bijlee, Ltd.	8	269
Bharat Dynamics, Ltd.	311,241	3,823,374
Bharat Electronics, Ltd.	1,509,727	1,905,693
Bharat Forge, Ltd.	113,121	1,107,694
Bharat Heavy Electricals, Ltd.	184,530	176,782
Bharat Petroleum Corp., Ltd.	95,345	416,629
Bharat Rasayan, Ltd.	34	4,127
Bharti Airtel, Ltd.	687,054	6,710,501
Biocon, Ltd.	19,726	56,054
Birla Corp., Ltd.	6,126	68,610
Birlasoft, Ltd.	957,569	3,193,798
Blue Dart Express, Ltd.	672	48,785
Blue Star, Ltd.	5,183	93,747
Bombay Burmah Trading Co.	7,584	96,106
*Borosil Renewables, Ltd.	13,194	82,466
*Borosil, Ltd.	44	218
Bosch, Ltd.	304	71,961
Brigade Enterprises, Ltd.	14,893	91,338
Brightcom Group, Ltd.	1,355,324	154,849
Britannia Industries, Ltd.	5,388	299,800
BSE, Ltd.	6,519	41,654
*Camlin Fine Sciences, Ltd.	25,724	54,191
Canara Bank	33,267	129,046
*Capacit’e Infraprojects, Ltd.	120	193
Caplin Point Laboratories, Ltd.	3,621	30,013
Carborundum Universal, Ltd.	11,540	151,914
Care Ratings, Ltd.	3,144	24,530
Castrol India, Ltd.	56,347	82,521
CCL Products India, Ltd.	17,744	130,582
Ceat, Ltd.	7,568	144,006
*Central Bank of India, Ltd.	1,920	712
Central Depository Services India, Ltd.	8,726	107,225
Century Enka, Ltd.	1,342	6,600
Century Plyboards India, Ltd.	3,106	19,774
Century Textiles & Industries, Ltd.	9,563	79,503
Cera Sanitaryware, Ltd.	1,007	76,800
CESC, Ltd.	79,315	66,390
CG Power & Industrial Solutions, Ltd.	59,995	226,421
*Chalet Hotels, Ltd.	2,353	11,044
Chambal Fertilisers and Chemicals, Ltd.	43,281	151,073
Chennai Petroleum Corp., Ltd.	4,069	15,103
Cholamandalam Financial Holdings, Ltd.	21,434	158,981
Cigniti Technologies, Ltd.	1,463	15,435

31

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Cipla, Ltd.	104,831	$1,163,198
City Union Bank, Ltd.	146,268	253,175
Coal India, Ltd.	57,520	163,838
ΩCochin Shipyard, Ltd.	5,610	34,509
*ΩCoffee Day Enterprises, Ltd.	17,679	7,064
Coforge, Ltd.	17,880	914,251
Colgate-Palmolive India, Ltd.	4,304	83,891
Computer Age Management Services, Ltd.	3,052	76,872
Container Corp. Of India, Ltd.	22,201	165,945
Coromandel International, Ltd.	90,336	1,040,336
*Cosmo First, Ltd.	3,144	23,910
CRISIL, Ltd.	1,346	59,198
Crompton Greaves Consumer Electricals, Ltd.	546,963	1,703,657
*CSB Bank, Ltd.	15,138	51,702
Cummins India, Ltd.	3,646	70,199
Cyient, Ltd.	10,471	150,975
*D B Realty, Ltd.	8,530	9,178
Dabur India, Ltd.	20,380	132,710
Dalmia Bharat Sugar & Industries, Ltd.	52	235
Dalmia Bharat, Ltd.	8,796	214,557
DB Corp., Ltd.	188	270
DCB Bank, Ltd.	58,211	75,470
DCM Shriram, Ltd.	2,931	29,276
DCW, Ltd.	29,098	16,267
Deepak Fertilisers & Petrochemicals Corp., Ltd.	59,265	434,116
Deepak Nitrite, Ltd.	118,178	2,726,710
Delta Corp., Ltd.	479,862	1,200,296
*Dhampur Bio Organics, Ltd.	7,819	15,879
Dhampur Sugar Mills, Ltd.	9,463	28,238
Dhanuka Agritech, Ltd.	1,271	10,021
ΩDilip Buildcon, Ltd.	132	291
*Dish TV India, Ltd.	409,617	78,083
*Dishman Carbogen Amcis, Ltd.	168	284
Divi’s Laboratories, Ltd.	26,876	1,073,217
Dixon Technologies India, Ltd.	13,136	467,951
DLF, Ltd.	24,378	126,960
Dollar Industries, Ltd.	1,770	7,504
ΩDr Lal PathLabs, Ltd.	42,407	1,012,809
Dr Reddy’s Laboratories, Ltd.	33,832	2,038,054
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	41,588	2,514,410
Dwarikesh Sugar Industries, Ltd.	28,789	32,224
Dynamatic Technologies, Ltd.	8	286
eClerx Services, Ltd.	6,417	106,288
Eicher Motors, Ltd.	13,255	534,678
EID Parry India, Ltd.	21,685	133,179
*EIH Associated Hotels	28	164
*EIH, Ltd.	5,090	11,740
Electrosteel Castings, Ltd.	48,205	22,325
Elgi Equipments, Ltd.	22,742	129,138
Emami, Ltd.	25,816	118,281
ΩEndurance Technologies, Ltd.	4,702	77,238
Engineers India, Ltd.	49,886	50,473
EPL, Ltd.	40,281	86,113
*ΩEquitas Small Finance Bank, Ltd.	124,649	105,021
ΩEris Lifesciences, Ltd.	9,715	74,937
ESAB India, Ltd.	246	10,437
Escorts Kubota, Ltd.	102,042	2,470,305
Everest Industries, Ltd.	24	257

32

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Excel Industries, Ltd.	137	$1,471
*Exide Industries, Ltd.	93,029	222,636
*FDC, Ltd.	9,607	34,631
Federal Bank, Ltd.	2,004,868	3,306,077
FIEM Industries, Ltd.	565	12,258
Filatex India, Ltd.	8,692	3,871
Fine Organic Industries, Ltd.	998	53,958
Finolex Cables, Ltd.	8,324	91,025
Finolex Industries, Ltd.	42,358	86,697
Firstsource Solutions, Ltd.	95,575	136,408
Force Motors, Ltd.	645	10,584
*Fortis Healthcare, Ltd.	179,316	571,454
Gabriel India, Ltd.	10,457	19,691
GAIL India, Ltd.	657,323	861,852
Galaxy Surfactants, Ltd.	840	25,519
*Ganesh Housing Corp., Ltd.	36	145
Garden Reach Shipbuilders & Engineers, Ltd.	2,210	12,490
Garware Technical Fibres, Ltd.	1,831	65,279
*Gati, Ltd.	124	181
*GE T&D India, Ltd.	152	327
ΩGeneral Insurance Corp. of India	6,748	12,657
Genus Power Infrastructures, Ltd.	220	244
*»GHCL Textiles, Ltd.	51,830	21,058
GHCL, Ltd.	51,830	306,947
Gillette India, Ltd.	261	14,074
GlaxoSmithKline Pharmaceuticals, Ltd.	3,804	57,727
Glenmark Pharmaceuticals, Ltd.	38,012	261,716
GMM Pfaudler, Ltd.	4,333	78,412
*GMR Infrastructure, Ltd.	289,909	161,717
Godawari Power and Ispat, Ltd.	9,837	42,913
Godfrey Phillips India, Ltd.	3,106	67,190
ΩGodrej Agrovet, Ltd.	6,680	35,748
*Godrej Consumer Products, Ltd.	16,865	187,020
*Godrej Industries, Ltd.	908	4,995
*Godrej Properties, Ltd.	8,121	130,519
Goodyear India, Ltd.	847	11,442
Granules India, Ltd.	410,297	1,505,845
Graphite India, Ltd.	37,065	134,403
Grasim Industries, Ltd.	15,301	321,646
Grauer & Weil India, Ltd.	236	324
*Gravita India, Ltd.	32	199
Great Eastern Shipping Co., Ltd. (The)	32,422	268,453
Greaves Cotton, Ltd.	15,703	25,607
Greenlam Industries, Ltd.	92	326
Greenpanel Industries, Ltd.	10,570	38,529
Greenply Industries, Ltd.	5,029	8,877
Grindwell Norton, Ltd.	5,771	134,014
Gujarat Alkalies & Chemicals, Ltd.	10,656	89,123
Gujarat Ambuja Exports, Ltd.	20,773	73,904
Gujarat Fluorochemicals, Ltd.	28	1,157
Gujarat Gas, Ltd.	8,534	48,778
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	368,846	2,652,442
Gujarat Pipavav Port, Ltd.	41,431	57,664
Gujarat State Petronet, Ltd.	87,936	306,189
Gulf Oil Lubricants India, Ltd.	60	299
*Hathway Cable & Datacom, Ltd.	23,798	3,897
Hatsun Agro Product, Ltd.	6,121	63,427
Havells India, Ltd.	7,970	119,809

33

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
HBL Power Systems, Ltd.	28,784	$39,516
HCL Technologies, Ltd.	168,051	2,185,133
ΩHDFC Asset Management Co., Ltd.	5,140	110,813
HDFC Bank, Ltd.	358,222	7,387,135
ΩHDFC Life Insurance Co., Ltd.	11,675	75,576
*HealthCare Global Enterprises, Ltd.	3,039	10,027
HEG, Ltd.	1,528	20,815
HeidelbergCement India, Ltd.	8,815	18,608
Heritage Foods, Ltd.	5,780	11,947
Hero MotoCorp, Ltd.	84,260	2,634,378
HFCL, Ltd.	962,949	762,487
HG Infra Engineering, Ltd.	3,388	36,471
Hikal, Ltd.	2,643	9,544
HIL, Ltd.	260	8,588
Himadri Speciality Chemical, Ltd.	34,709	43,918
Hindalco Industries, Ltd.	717,113	3,821,448
Hindustan Aeronautics, Ltd.	4,975	177,525
*Hindustan Construction Co., Ltd.	63,658	12,602
Hindustan Copper, Ltd.	411,679	510,095
*Hindustan Oil Exploration Co., Ltd.	2,169	4,360
Hindustan Petroleum Corp., Ltd.	31,161	95,669
Hindustan Unilever, Ltd.	72,992	2,191,733
*Hindware Home Innovation, Ltd.	84	396
Hitachi Energy India, Ltd.	475	19,203
Hle Glascoat, Ltd.	20	145
Honda India Power Products, Ltd.	485	14,620
Honeywell Automation India, Ltd.	150	65,244
Huhtamaki India, Ltd.	88	245
I G Petrochemicals, Ltd.	60	353
ICICI Bank, Ltd.	209,910	2,353,772
ICICI Bank, Ltd., Sponsored ADR	356,467	8,109,624
ΩICICI Lombard General Insurance Co., Ltd.	13,160	173,537
ΩICICI Prudential Life Insurance Co., Ltd.	4,343	23,059
ΩICICI Securities, Ltd.	9,617	52,065
ICRA, Ltd.	4	231
*IDFC First Bank, Ltd.	767,150	576,045
IDFC, Ltd.	468,280	502,406
*IFB Industries, Ltd.	24	248
IIFL Securities, Ltd.	428	307
India Cements, Ltd. (The)	83,802	190,007
India Glycols, Ltd.	1,109	7,660
*Indiabulls Real Estate, Ltd.	136,542	121,465
Indian Bank	26,291	103,575
ΩIndian Energy Exchange, Ltd.	71,275	136,347
Indian Hotels Co., Ltd.	17,359	71,929
Indian Oil Corp., Ltd.	39,204	38,995
*Indian Overseas Bank	2,128	671
Indian Railway Catering & Tourism Corp., Ltd.	3,446	26,015
Indo Count Industries, Ltd.	14,215	23,519
Indoco Remedies, Ltd.	6,378	25,208
Indraprastha Gas, Ltd.	61,046	369,471
Indus Towers, Ltd.	142,333	269,582
IndusInd Bank, Ltd.	42,156	593,838
*Infibeam Avenues, Ltd.	50,003	8,371
Info Edge India, Ltd.	4,164	192,141
Infosys, Ltd.	813,625	12,454,978
Infosys, Ltd., Sponsored ADR	169,388	2,632,290
Ingersoll Rand India, Ltd.	1,148	38,794

34

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Inox Wind, Ltd.	11,957	$15,531
Insecticides India, Ltd.	30	177
Intellect Design Arena, Ltd.	15,010	81,785
*ΩInterGlobe Aviation, Ltd.	4,530	111,869
IOL Chemicals and Pharmaceuticals, Ltd.	5,305	25,836
Ipca Laboratories, Ltd.	35,621	309,108
IRB Infrastructure Developers, Ltd.	210,740	70,559
ΩIRCON International, Ltd.	48,212	43,772
ISGEC Heavy Engineering, Ltd.	2,684	15,980
ITC, Ltd.	510,598	2,655,119
ITD Cementation India, Ltd.	7,178	10,846
*ITI, Ltd.	244	284
J Kumar Infraprojects, Ltd.	25,976	86,559
Jagran Prakashan, Ltd.	292	262
Jai Corp., Ltd.	5,142	9,331
*Jaiprakash Power Ventures, Ltd.	523,073	37,391
*Jammu & Kashmir Bank, Ltd. (The)	59,288	42,164
Jamna Auto Industries, Ltd.	23,155	29,610
JB Chemicals & Pharmaceuticals, Ltd.	5,557	144,625
JBM Auto, Ltd.	7,158	70,206
Jindal Saw, Ltd.	41,334	82,606
Jindal Stainless, Ltd.	125,551	432,483
Jindal Steel & Power, Ltd.	215,677	1,536,084
JK Cement, Ltd.	14,487	529,887
JK Lakshmi Cement, Ltd.	61,944	592,030
JK Paper, Ltd.	24,350	112,264
JK Tyre & Industries, Ltd.	25,633	55,942
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	16	219
JSW Energy, Ltd.	29,554	94,148
JSW Steel, Ltd.	258,087	2,287,379
JTEKT India, Ltd.	8,405	11,154
Jubilant Foodworks, Ltd.	116,605	636,128
Jubilant Ingrevia, Ltd.	55,313	284,857
Jubilant Pharmova, Ltd.	12,794	48,738
Jyothy Labs, Ltd.	26,854	63,906
Kajaria Ceramics, Ltd.	11,317	151,398
Kalpataru Power Transmission, Ltd.	17,698	116,770
Kalyani Steels, Ltd.	2,650	10,743
Kansai Nerolac Paints, Ltd.	9,734	45,217
Karnataka Bank, Ltd. (The)	673,361	1,107,920
Karur Vysya Bank, Ltd. (The)	1,326,343	1,585,072
Kaveri Seed Co., Ltd.	3,363	21,846
KCP, Ltd. (The)	7,174	9,275
KEC International, Ltd.	17,963	100,739
KEI Industries, Ltd.	47,974	1,110,915
Kennametal India, Ltd.	533	14,864
*Kesoram Industries, Ltd.	37,183	27,852
*Kiri Industries, Ltd.	3,525	12,769
Kirloskar Brothers, Ltd.	2,468	12,820
Kirloskar Ferrous Industries, Ltd.	5,272	26,635
Kirloskar Oil Engines, Ltd.	14,630	70,409
KNR Constructions, Ltd.	39,886	117,071
Kolte-Patil Developers, Ltd.	72	222
Kotak Mahindra Bank, Ltd.	83,533	1,978,233
Kovai Medical Center and Hospital	20	480
KPIT Technologies, Ltd.	247,951	2,777,760
KPR Mill, Ltd.	12,203	89,611
KRBL, Ltd.	255,468	1,236,972

35

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
KSB, Ltd.	2,051	$56,404
ΩL&T Technology Services, Ltd.	779	35,937
LA Opala RG, Ltd.	2,226	10,438
Lakshmi Machine Works, Ltd.	151	19,695
ΩLarsen & Toubro Infotech, Ltd.	34,873	1,883,267
Larsen & Toubro, Ltd.	118,595	3,426,428
ΩLaurus Labs, Ltd.	174,949	657,585
*ΩLemon Tree Hotels, Ltd.	1,495	1,609
LG Balakrishnan & Bros, Ltd.	5,881	62,503
Linde India, Ltd.	480	23,370
LT Foods, Ltd.	68,748	92,995
Lumax Auto Technologies, Ltd.	3,353	12,800
Lupin, Ltd.	572	4,959
*LUX Industries, Ltd.	506	8,422
Mahanagar Gas, Ltd.	38,880	479,205
Maharashtra Seamless, Ltd.	6,514	34,506
Mahindra & Mahindra, Ltd.	374,729	5,617,987
*Mahindra CIE Automotive, Ltd.	63,701	310,424
*Mahindra Holidays & Resorts India, Ltd.	4,578	16,852
Mahindra Lifespace Developers, Ltd.	10,686	48,588
ΩMahindra Logistics, Ltd.	3,579	16,175
Maithan Alloys, Ltd.	32	354
Man Infraconstruction, Ltd.	252	252
*Mangalore Refinery & Petrochemicals, Ltd.	23,546	18,486
Marico, Ltd.	407,987	2,474,756
Marksans Pharma, Ltd.	48,137	47,527
Maruti Suzuki India, Ltd.	1,687	177,068
Mastek, Ltd.	3,268	68,720
*Max Financial Services, Ltd.	2,917	22,803
*Max Healthcare Institute, Ltd.	111,950	629,337
*Max Ventures & Industries, Ltd.	108	254
Mayur Uniquoters, Ltd.	60	373
Mazagon Dock Shipbuilders, Ltd.	3,952	36,426
Meghmani Finechem, Ltd.	1,545	18,054
Meghmani Organics, Ltd.	20,861	21,616
ΩMetropolis Healthcare, Ltd.	101,904	1,558,391
Minda Corp., Ltd.	24,852	85,911
*Mirza International, Ltd.	4,485	3,614
ΩMishra Dhatu Nigam, Ltd.	4,239	10,577
MM Forgings, Ltd.	32	326
MOIL, Ltd.	5,747	11,004
Monte Carlo Fashions, Ltd.	1,256	10,839
*Morepen Laboratories, Ltd.	59,824	19,993
Mphasis, Ltd.	19,158	424,766
MRF, Ltd.	174	189,246
Mrs Bectors Food Specialities, Ltd.	3,288	24,832
MSTC, Ltd.	5,403	19,982
Mukand, Ltd.	76	122
Multi Commodity Exchange of India, Ltd.	7,307	124,950
Narayana Hrudayalaya, Ltd.	6,548	60,958
Natco Pharma, Ltd.	4,988	35,044
National Aluminium Co., Ltd.	347,443	351,959
*National Fertilizers, Ltd.	248	239
Nava, Ltd.	50,926	145,865
Navin Fluorine International, Ltd.	3,600	213,362
Navneet Education, Ltd.	13,372	18,799
NBCC India, Ltd.	147,051	70,618
NCC, Ltd.	138,107	202,175

36

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
NCL Industries, Ltd.	100	$229
NELCO, Ltd.	20	155
NESCO, Ltd.	3,211	21,735
Nestle India, Ltd.	10,967	2,916,278
Neuland Laboratories, Ltd.	1,401	36,621
Newgen Software Technologies, Ltd.	2,045	12,548
NHPC, Ltd.	99,071	53,569
*NIIT, Ltd.	10,191	44,936
Nilkamal, Ltd.	20	503
ΩNippon Life India Asset Management, Ltd.	14,343	41,748
NLC India, Ltd.	14,899	14,829
*NMDC Steel, Ltd.	36,206	16,325
NMDC, Ltd.	36,206	48,003
NOCIL, Ltd.	40,787	106,109
NRB Bearings, Ltd.	4,894	8,976
NTPC, Ltd.	235,385	494,722
Oberoi Realty, Ltd.	3,749	41,922
Oil & Natural Gas Corp., Ltd.	83,837	162,836
Oil India, Ltd.	17,832	55,531
*Omaxe, Ltd.	136	89
Oracle Financial Services Software, Ltd.	2,126	92,532
Orient Cement, Ltd.	27,763	43,254
Orient Electric, Ltd.	19,093	51,958
Orient Paper & Industries, Ltd.	440	232
Oriental Carbon & Chemicals, Ltd.	32	274
*Oriental Hotels, Ltd.	156	172
Page Industries, Ltd.	1,612	794,232
Panama Petrochem, Ltd.	2,863	10,287
*Patel Engineering, Ltd.	924	231
*PC Jeweller, Ltd.	12,153	3,779
PCBL, Ltd.	40,488	63,476
Persistent Systems, Ltd.	32,803	1,898,865
Petronet LNG, Ltd.	147,448	426,833
Pfizer, Ltd.	1,427	65,419
Phoenix Mills, Ltd. (The)	26,854	474,397
PI Industries, Ltd.	5,067	209,556
Pidilite Industries, Ltd.	23,385	691,309
PNC Infratech, Ltd.	31,065	107,579
Poly Medicure, Ltd.	932	11,147
Polycab India, Ltd.	1,771	69,366
Polyplex Corp., Ltd.	11,892	197,417
Power Grid Corp. of India, Ltd.	796,889	2,310,247
Power Mech Projects, Ltd.	502	16,056
Praj Industries, Ltd.	314,638	1,366,608
*Prakash Industries, Ltd.	372	248
ΩPrataap Snacks, Ltd.	20	177
Prestige Estates Projects, Ltd.	25,244	151,366
*Pricol, Ltd.	11,331	34,670
*Prime Focus, Ltd.	168	170
Prince Pipes & Fittings, Ltd.	3,846	27,801
*Prism Johnson, Ltd.	13,470	20,435
Privi Speciality Chemicals, Ltd.	20	261
Procter & Gamble Health, Ltd.	1,139	64,841
Procter & Gamble Hygiene & Health Care, Ltd.	30	5,134
PSP Projects, Ltd.	32	270
Punjab National Bank	46,173	29,480
*PVR, Ltd.	6,728	120,290
ΩQuess Corp., Ltd.	11,096	49,212

37

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Radico Khaitan, Ltd.	11,667	$160,707
Rain Industries, Ltd.	167,052	331,506
Rajesh Exports, Ltd.	10,496	71,561
Rallis India, Ltd.	15,054	34,850
Ramco Cements, Ltd. (The)	79,394	714,229
Ramkrishna Forgings, Ltd.	15,622	62,231
Rane Holdings, Ltd.	24	272
Rashtriya Chemicals & Fertilizers, Ltd.	301,400	401,443
Ratnamani Metals & Tubes, Ltd.	3,633	95,433
Raymond, Ltd.	115,619	2,249,545
*ΩRBL Bank, Ltd.	3,013,115	5,957,287
Redington, Ltd.	333,788	686,858
*<»Redtape, Ltd.	4,485	12,049
Relaxo Footwears, Ltd.	2,818	29,037
Reliance Industries, Ltd.	12,043	356,200
ΩReliance Industries, Ltd., GDR	166,236	9,907,666
*Reliance Infrastructure, Ltd.	31,948	61,506
*Reliance Power, Ltd.	709,798	105,815
Rhi Magnesita India, Ltd.	3,937	30,883
Rico Auto Industries, Ltd.	9,992	8,760
RITES, Ltd.	13,421	63,172
Route Mobile, Ltd.	6,828	106,025
RSWM, Ltd.	96	214
Safari Industries India, Ltd.	1,362	40,656
Sagar Cements, Ltd.	136	320
Samvardhana Motherson International, Ltd.	449,964	403,579
Sangam India, Ltd.	892	2,964
Sanofi India, Ltd.	750	51,048
Sarda Energy & Minerals, Ltd.	1,329	18,224
Sasken Technologies, Ltd.	24	263
Savita Oil Technologies, Ltd.	2,923	10,049
SBI Cards & Payment Services, Ltd.	4,696	44,314
ΩSBI Life Insurance Co., Ltd.	10,027	139,691
Schaeffler India, Ltd.	842	28,548
*Schneider Electric Infrastructure, Ltd.	104	225
*Sequent Scientific, Ltd.	8,900	8,026
Seshasayee Paper & Boards, Ltd.	2,742	9,405
ΩSH Kelkar & Co., Ltd.	220	309
Shankara Building Products, Ltd.	24	186
Shanthi Gears, Ltd.	2,183	9,566
Sharda Cropchem, Ltd.	9,787	55,503
*Sheela Foam, Ltd.	1,188	15,172
Shilpa Medicare, Ltd.	560	1,756
*<»Shipping Corp. of India Land And Assets, Ltd.	84,009	27,768
Shipping Corp. of India, Ltd.	84,009	93,621
*Shoppers Stop, Ltd.	6,699	54,280
Shree Cement, Ltd.	290	86,233
*Shree Renuka Sugars, Ltd.	181,264	103,771
Siemens, Ltd.	2,253	94,970
*SIS, Ltd.	1,913	8,992
Siyaram Silk Mills, Ltd.	52	311
SKF India, Ltd.	3,397	173,029
Sobha, Ltd.	5,489	30,756
Solar Industries India, Ltd.	1,620	75,695
*Solara Active Pharma Sciences, Ltd.	44	202
Somany Ceramics, Ltd.	663	4,308
Sonata Software, Ltd.	13,759	143,708
*South Indian Bank, Ltd. (The)	538,005	108,145

38

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
SRF, Ltd.	164,862	$5,117,423
*Star Cement, Ltd.	7,769	11,060
State Bank of India	63,801	450,853
State Bank of India, GDR	4,000	281,600
Steel Authority of India, Ltd.	56,922	57,592
Sterlite Technologies, Ltd.	40,626	79,528
*Strides Pharma Science, Ltd.	30,385	126,424
*Stylam Industries, Ltd.	16	227
Styrenix Performance Materials, Ltd.	932	9,015
*Subex, Ltd.	74,640	29,414
Subros, Ltd.	76	286
Sudarshan Chemical Industries	4,503	22,703
Sumitomo Chemical India, Ltd.	7,728	38,037
Sun Pharmaceutical Industries, Ltd.	115,355	1,392,175
Sun TV Network, Ltd.	15,114	79,747
*<»Sundaram-Clayton, Ltd.	134,676	5,595
Sundaram-Clayton, Ltd.	1,161	56,747
Sundram Fasteners, Ltd.	15,648	200,026
*Sunflag Iron & Steel Co., Ltd.	180	327
Sunteck Realty, Ltd.	7,509	27,802
Suprajit Engineering, Ltd.	14,682	64,156
Supreme Industries, Ltd.	6,382	212,260
*Supreme Petrochem, Ltd.	14,945	69,871
Surya Roshni, Ltd.	1,739	16,973
Sutlej Textiles and Industries, Ltd.	440	276
Suven Pharmaceuticals, Ltd.	7,574	43,675
*Suzlon Energy, Ltd.	2,248,211	228,018
Swaraj Engines, Ltd.	454	9,646
Symphony, Ltd.	742	8,899
ΩSyngene International, Ltd.	30,813	254,904
Tamil Nadu Newsprint & Papers, Ltd.	3,657	10,747
Tanla Platforms, Ltd.	15,928	131,620
Tata Chemicals, Ltd.	102,687	1,195,435
Tata Coffee, Ltd.	47,339	127,753
Tata Communications, Ltd.	7,490	116,190
Tata Consultancy Services, Ltd.	207,258	8,153,053
Tata Consumer Products, Ltd.	19,647	183,383
Tata Elxsi, Ltd.	9,744	791,034
*Tata Motors, Ltd.	763,482	4,524,286
Tata Power Co., Ltd. (The)	188,499	463,207
Tata Steel Long Products, Ltd.	24	192
Tata Steel, Ltd.	3,642,831	4,805,250
TCI Express, Ltd.	1,410	25,392
TD Power Systems, Ltd.	240	512
Tech Mahindra, Ltd.	210,205	2,629,481
Techno Electric & Engineering Co., Ltd.	8,176	37,125
*ΩTejas Networks, Ltd.	1,504	12,106
Texmaco Rail & Engineering, Ltd.	18,276	12,651
Thirumalai Chemicals, Ltd.	50,033	121,389
*Thomas Cook India, Ltd.	11,860	9,529
ΩThyrocare Technologies, Ltd.	286	1,544
Tide Water Oil Co. India, Ltd.	20	211
Time Technoplast, Ltd.	90,118	92,721
Timken India, Ltd.	2,800	102,074
Tinplate Co. of India, Ltd. (The)	9,688	38,463
*Titagarh Wagons, Ltd.	10,862	44,099
Titan Co., Ltd.	155,453	5,018,357
Torrent Pharmaceuticals, Ltd.	15,334	309,598

39

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Torrent Power, Ltd.	13,191	$88,879
*»Transindia Realty And Logistics Parks, Ltd.	17,062	5,060
Transport Corp. of India, Ltd.	3,890	30,129
Trent, Ltd.	3,872	64,714
Trident, Ltd.	242,925	92,318
Triveni Engineering & Industries, Ltd.	208	729
TTK Prestige, Ltd.	5,706	51,011
Tube Investments of India, Ltd.	116,393	3,682,534
TV Today Network, Ltd.	108	255
*TV18 Broadcast, Ltd.	154,108	56,965
TVS Motor Co., Ltd.	36,046	501,403
TVS Srichakra, Ltd.	677	23,432
Uflex, Ltd.	7,318	35,957
Ugar Sugar Works, Ltd.	168	220
ΩUjjivan Small Finance Bank, Ltd.	69,600	23,516
UltraTech Cement, Ltd.	35,567	3,284,014
Unichem Laboratories, Ltd.	2,350	10,896
Union Bank of India, Ltd.	26,722	24,767
United Breweries, Ltd.	2,158	39,014
*United Spirits, Ltd.	14,078	133,690
UNO Minda, Ltd.	11,859	75,528
UPL, Ltd.	821,148	7,428,198
Usha Martin, Ltd.	43,179	112,490
UTI Asset Management Co., Ltd.	5,613	45,148
*VA Tech Wabag, Ltd.	6,896	32,889
Vaibhav Global, Ltd.	5,978	23,018
Vakrangee, Ltd.	17,617	3,617
*Vardhman Textiles, Ltd.	45,831	177,922
*ΩVarroc Engineering, Ltd.	11,065	39,400
Varun Beverages, Ltd.	8,192	144,668
Vedanta, Ltd.	53,456	182,473
Venky’s India, Ltd.	883	16,886
Vesuvius India, Ltd.	1,019	21,020
V-Guard Industries, Ltd.	22,969	71,515
Vimta Labs, Ltd.	40	188
Vinati Organics, Ltd.	1,662	40,206
Vindhya Telelinks, Ltd.	558	11,896
VIP Industries, Ltd.	9,992	72,532
V-Mart Retail, Ltd.	1,068	28,316
*Vodafone Idea, Ltd.	843,729	71,654
Voltamp Transformers, Ltd.	968	35,333
Voltas, Ltd.	12,417	121,240
*VRL Logistics, Ltd.	6,737	51,900
VST Industries, Ltd.	433	17,367
VST Tillers Tractors, Ltd.	217	6,610
Welspun Corp., Ltd.	138,261	380,387
Welspun Enterprises, Ltd.	6,549	11,380
Welspun India, Ltd.	220,052	235,550
West Coast Paper Mills, Ltd.	8,659	58,306
*Westlife Development, Ltd.	5,992	55,958
Wipro, Ltd.	126,890	596,956
*Wockhardt, Ltd.	3,767	7,782
*Wonderla Holidays, Ltd.	56	308
Zee Entertainment Enterprises, Ltd.	2,144,344	5,155,413
Zensar Technologies, Ltd.	161,691	549,763
Zydus Lifesciences, Ltd.	22,581	143,456
Zydus Wellnes, Ltd.	2,279	43,243

TOTAL INDIA		270,102,158

40

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (2.1%)
ABM Investama TBK PT	2,000	$455
Ace Hardware Indonesia TBK PT	7,784,000	238,773
Adaro Energy Indonesia TBK PT	2,630,500	561,245
*Adhi Karya Persero TBK PT	422,200	12,548
*Adi Sarana Armada TBK PT	298,300	18,402
AKR Corporindo TBK PT	8,916,000	984,589
*Alam Sutera Realty TBK PT	1,948,900	23,647
Aneka Tambang TBK	4,577,300	655,237
Arwana Citramulia TBK PT	680,100	42,419
Astra Agro Lestari TBK PT	133,500	70,299
Astra International TBK PT	10,750,800	4,946,687
Astra Otoparts TBK PT	3,000	374
Bank BTPN Syariah TBK PT	895,300	130,603
*Bank Bukopin TBK PT	4,139,800	29,066
Bank Central Asia TBK PT	7,821,900	4,825,371
Bank Mandiri Persero TBK PT	7,279,000	2,567,745
*Bank Mayapada International TBK PT	4,500	153
Bank Maybank Indonesia TBK PT	14,900	232
*Bank MNC Internasional TBK PT	1,042,500	5,614
*Bank Nationalnobu TBK PT	4,800	164
Bank Negara Indonesia Persero TBK PT	561,600	360,810
Bank OCBC Nisp TBK PT	553,000	31,288
Bank Pan Indonesia TBK PT	395,200	29,768
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,040,500	89,013
Bank Pembangunan Daerah Jawa Timur TBK PT	960,600	44,199
Bank Rakyat Indonesia Persero TBK PT	8,353,000	2,903,906
Bank Syariah Indonesia TBK PT	1,038,314	122,446
Bank Tabungan Negara Persero TBK PT	1,728,954	146,731
Barito Pacific TBK PT	20,184	1,149
*Bintang Oto Global TBK PT	152,600	12,639
BISI International TBK PT	7,000	802
Blue Bird TBK PT	127,300	15,316
*Buana Lintas Lautan TBK PT	94,121,800	776,329
Bukit Asam TBK PT	4,096,900	1,156,181
*Bumi Resources Minerals TBK PT	13,069,100	144,321
*Bumi Resources TBK PT	43,370,200	357,723
*Bumi Serpong Damai TBK PT	2,387,100	173,297
Charoen Pokphand Indonesia TBK PT	243,700	76,250
ΩCikarang Listrindo TBK PT	214,600	10,021
Ciputra Development TBK PT	1,903,500	129,106
Delta Dunia Makmur TBK PT	2,074,400	45,815
Dharma Satya Nusantara TBK PT	1,618,100	68,386
Elang Mahkota Teknologi TBK PT	601,100	28,887
Elnusa TBK PT	1,028,200	22,569
Erajaya Swasembada TBK PT	3,081,100	104,173
*Garudafood Putra Putri Jaya TBK PT	2,090,000	66,390
Gudang Garam TBK PT	82,900	160,771
Harum Energy TBK PT	820,900	84,496
Hexindo Adiperkasa TBK PT	37,400	14,532
Impack Pratama Industri TBK PT	1,200	304
Indah Kiat Pulp & Paper TBK PT	494,100	261,870
Indika Energy TBK PT	7,188,300	1,274,000
Indo Tambangraya Megah TBK PT	827,700	1,878,828
Indocement Tunggal Prakarsa TBK PT	141,400	104,580
Indofood CBP Sukses Makmur TBK PT	26,200	18,886
Indofood Sukses Makmur TBK PT	2,533,600	1,113,955
Indomobil Sukses Internasional TBK PT	158,100	25,434
Indosat TBK PT	133,300	63,606

41

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Industri Jamu Dan Farmasi Sido Muncul TBK PT	735,200	$39,592
Japfa Comfeed Indonesia TBK PT	1,917,200	135,916
*Jasa Marga Persero TBK PT	398,900	89,460
Kalbe Farma TBK PT	4,444,200	642,243
*Kawasan Industri Jababeka TBK PT	13,200	108
*Krakatau Steel Persero TBK PT	975,600	18,887
*Lippo Karawaci TBK PT	4,266,200	27,045
*M Cash Integrasi PT	24,500	15,198
Mahkota Group TBK PT	2,900	143
*Map Aktif Adiperkasa PT	169,300	53,087
Matahari Department Store TBK PT	247,500	68,328
Mayora Indah TBK PT	7,800	1,382
*MD Pictures TBK PT	91,700	11,439
Medco Energi Internasional TBK PT	22,275,900	1,533,651
*Media Nusantara Citra TBK PT	1,937,400	77,919
Medikaloka Hermina TBK PT	924,500	89,173
*Mega Manunggal Property TBK PT	676,300	22,405
*Merdeka Copper Gold TBK PT	1,272,200	341,682
*Metro Healthcare Indonesia TBK PT	13,895,000	458,431
Metrodata Electronics TBK PT	1,607,900	62,475
*Mitra Adiperkasa TBK PT	1,931,500	180,379
Mitra Keluarga Karyasehat TBK PT	640,300	126,140
*MNC Digital Entertainment TBK PT	12,200	3,351
*MNC Kapital Indonesia TBK PT	31,700	127
*MNC Vision Networks TBK PT	1,402,900	4,782
*Mulia Industrindo TBK PT	688,200	23,456
Nippon Indosari Corpindo TBK PT	2,800	272
Pabrik Kertas Tjiwi Kimia TBK PT	368,200	170,045
*Pacific Strategic Financial TBK PT	4,200	364
Pakuwon Jati TBK PT	3,877,500	128,457
Panin Sekuritas TBK PT	1,400	167
*Paninvest TBK PT	179,100	12,575
Perusahaan Gas Negara TBK PT	1,636,500	159,522
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	1,055,200	73,008
*Pollux Properties Indonesia TBK PT	2,400	25
*PP Persero TBK PT	665,100	29,469
*Prodia Widyahusada TBK PT	59,100	23,668
Puradelta Lestari TBK PT	1,970,900	22,705
Ramayana Lestari Sentosa TBK PT	540,600	22,479
Salim Ivomas Pratama TBK PT	314,700	8,538
Sampoerna Agro TBK PT	1,700	244
Samudera Indonesia TBK PT	2,260,800	59,487
*Sarana Meditama Metropolitan TBK PT	374,700	7,714
Sarana Menara Nusantara TBK PT	2,739,200	191,389
Sariguna Primatirta TBK PT	207,100	7,129
Sawit Sumbermas Sarana TBK PT	1,240,300	144,575
Selamat Sempurna TBK PT	634,200	67,224
*Semen Baturaja Persero TBK PT	7,800	190
*Semen Indonesia Persero TBK PT	1,499,282	608,093
Siloam International Hospitals TBK PT	357,500	42,159
*Smartfren Telecom TBK PT	12,583,000	50,606
Sumber Alfaria Trijaya TBK PT	3,874,000	765,821
Summarecon Agung TBK PT	3,478,800	132,797
Surya Citra Media TBK PT	2,567,300	28,876
Surya Esa Perkasa TBK PT	2,277,800	108,688
*Surya Semesta Internusa TBK PT	14,400	414
Telkom Indonesia Persero TBK PT	1,406,400	407,444
Telkom Indonesia Persero TBK PT, Sponsored ADR	10,404	299,635

42

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Temas TBK PT	156,500	$30,724
Tempo Scan Pacific TBK PT	3,000	286
Timah TBK PT	1,945,600	134,614
Tower Bersama Infrastructure TBK PT	322,800	45,328
Transcoal Pacific TBK PT	233,900	122,371
Trias Sentosa TBK PT	1,800	85
Triputra Agro Persada PT	2,926,400	127,668
Tunas Baru Lampung TBK PT	9,200	383
Ultrajaya Milk Industry & Trading Co. TBK PT	24,900	2,436
Unilever Indonesia TBK PT	724,700	217,361
United Tractors TBK PT	307,700	606,171
*Vale Indonesia TBK PT	133,400	63,426
*Waskita Karya Persero TBK PT	1,217,100	19,082
*Wijaya Karya Persero TBK PT	1,155,200	47,641
XL Axiata TBK PT	3,631,603	433,218

TOTAL INDONESIA		36,483,772

KOREA, REPUBLIC OF — (12.5%)
*3S Korea Co., Ltd.	36	56
*Able C&C Co., Ltd.	12	75
ABOV Semiconductor Co., Ltd.	1,558	11,629
*Abpro Bio Co., Ltd.	9,618	3,636
ADTechnology Co., Ltd.	16	217
Advanced Nano Products Co., Ltd.	353	39,298
Advanced Process Systems Corp.	2,043	30,987
Aekyung Industrial Co., Ltd.	12	193
*AeroSpace Technology of Korea, Inc.	56	167
#AfreecaTV Co., Ltd.	4,006	231,967
*Agabang&Company	60	151
Ahnlab, Inc.	22	1,003
AJ Networks Co., Ltd.	2,382	8,400
*Ajin Industrial Co., Ltd.	29,313	87,168
AJINEXTEK Co., Ltd.	4	27
AK Holdings, Inc.	12	172
*Alteogen, Inc.	93	3,023
*ALUKO Co., Ltd.	8,477	19,888
*Amicogen, Inc.	12	152
*Aminologics Co., Ltd.	48	63
*Amo Greentech Co., Ltd.	8	94
Amorepacific Corp.	1,555	143,254
AMOREPACIFIC Group	6,228	170,311
*Amotech Co., Ltd.	12	147
*Anam Electronics Co., Ltd.	17,026	25,570
*Ananti, Inc.	17,109	80,278
*Anterogen Co., Ltd.	12	169
*Apact Co., Ltd.	42	86
*APS, Inc.	12	101
APTC Co., Ltd.	1,258	10,903
Asia Cement Co., Ltd.	906	7,230
ASIA Holdings Co., Ltd.	4	414
Asia Pacific Satellite, Inc.	4	50
Asia Paper Manufacturing Co., Ltd.	949	24,923
*ASTORY Co., Ltd.	4	61
*A-Tech Solution Co., Ltd.	12	94
Avaco Co., Ltd.	24	304
Baiksan Co., Ltd.	4,182	24,810
*Benoholdings, Inc.	28	105
BGF retail Co., Ltd.	1,111	154,896
BH Co., Ltd.	6,449	111,065

43

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*BHI Co., Ltd.	16	$87
*Binex Co., Ltd.	1,951	13,557
Binggrae Co., Ltd.	1,182	39,256
#*Bioneer Corp.	8,608	373,674
*Biotoxtech Co., Ltd.	8	52
BIT Computer Co., Ltd.	16	68
#*BNC Korea Co., Ltd.	21,869	63,071
BNK Financial Group, Inc.	25,579	126,901
Boditech Med, Inc.	2,203	19,028
*Bohae Brewery Co., Ltd.	136	61
BoKwang Industry Co., Ltd.	36	182
Bookook Securities Co., Ltd.	12	178
Boryung	5,731	37,168
*Bosung Power Technology Co., Ltd.	10,304	29,794
*Bubang Co., Ltd.	3,958	8,546
*Bukwang Pharmaceutical Co., Ltd.	2,283	13,646
Byucksan Corp.	10,318	16,151
C&G Hi Tech Co., Ltd.	8	77
*Cafe24 Corp.	16	106
*CammSys Corp.	84	105
Caregen Co., Ltd.	108	17,147
*Carelabs Co., Ltd.	16	87
Cell Biotech Co., Ltd.	8	80
Celltrion Healthcare Co., Ltd.	2,560	132,744
*Celltrion Pharm, Inc.	2,046	124,741
Celltrion, Inc.	8,303	996,310
*Cellumed Co., Ltd.	24	96
*CENTRAL MOTEK Co., Ltd.	8	99
*Chabiotech Co., Ltd.	2,086	20,199
Cheil Worldwide, Inc.	17,124	236,568
Chemtronics Co., Ltd.	5,875	97,229
*Chemtros Co., Ltd.	24	175
*ChinHung International, Inc.	6,302	5,834
Chips&Media, Inc.	8	129
*Choil Aluminum Co., Ltd.	174,779	393,070
Chong Kun Dang Pharmaceutical Corp.	1,010	63,917
Chongkundang Holdings Corp.	293	11,099
Choong Ang Vaccine Laboratory	8	62
*Chorokbaem Media Co., Ltd.	2,690	18,028
Chunbo Co., Ltd.	254	36,760
*CJ CGV Co., Ltd.	1,910	21,820
CJ CheilJedang Corp.	2,562	592,453
CJ Corp.	36	2,461
CJ Freshway Corp.	1,648	35,031
CJ Logistics Corp.	1,692	97,470
CKD Bio Corp.	8	151
Classys, Inc.	1,595	28,244
CLIO Cosmetics Co., Ltd.	8	129
*CMG Pharmaceutical Co., Ltd.	7,238	11,600
*CoAsia Corp.	20	124
*Com2uS Holdings Corp.	14,438	467,099
*Comtec Systems Co., Ltd.	236	136
*Connectwave Co., Ltd.	20	222
*ContentreeJoongAng Corp.	4	73
*Coreana Cosmetics Co., Ltd.	36	79
*Corentec Co., Ltd.	8	69
*Cosmax, Inc.	5,850	337,433
*CosmoAM&T Co., Ltd.	5,484	715,001

44

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Cosmochemical Co., Ltd.	12,000	$521,817
Coway Co., Ltd.	69,079	2,531,624
Cowintech Co., Ltd.	4	93
Creas F&C Co., Ltd.	797	10,754
*Creative & Innovative System	1,055	9,853
Creverse, Inc.	258	3,437
*CrystalGenomics, Inc.	4,202	9,450
*CS Bearing Co., Ltd.	8	66
CS Wind Corp.	228	12,845
*CTC BIO, Inc.	16	116
*CUBE ENTERTAINMENT, Inc.	8	140
Cuckoo Holdings Co., Ltd.	28	322
Cuckoo Homesys Co., Ltd.	1,626	30,980
Cymechs, Inc.	16	149
*D&C Media Co., Ltd.	644	9,046
D.I Corp.	40	202
*DA Technology Co., Ltd.	48	165
Dae Hwa Pharmaceutical Co., Ltd.	16	109
Dae Won Kang Up Co., Ltd.	6,986	21,166
*Dae Young Packaging Co., Ltd.	72	73
*Daea TI Co., Ltd.	513	1,158
*Daebo Magnetic Co., Ltd.	605	28,026
Daechang Co., Ltd.	208	220
Daedong Corp.	107,577	850,392
Daeduck Electronics Co., Ltd.	108,325	1,744,175
Daehan New Pharm Co., Ltd.	3,088	19,934
Daehan Steel Co., Ltd.	1,110	10,923
*Daeho AL Co., Ltd.	36	39
*Dae-Il Corp.	3,988	14,958
Daejoo Electronic Materials Co., Ltd.	4,781	351,145
Daesang Corp.	7,602	110,418
Daesang Holdings Co., Ltd.	2,894	16,628
Daesung Energy Co., Ltd.	1,768	11,123
Daesung Holdings Co., Ltd.	132	3,358
*Daesung Industrial Co., Ltd.	11,136	33,198
Daewon Media Co., Ltd.	8	91
Daewon Pharmaceutical Co., Ltd.	8,306	91,661
*Daewoo Engineering & Construction Co., Ltd.	14,605	45,995
Daewoong Co., Ltd.	2,694	30,052
Daewoong Pharmaceutical Co., Ltd.	899	74,155
Daihan Pharmaceutical Co., Ltd.	607	12,676
Daishin Securities Co., Ltd.	6,723	67,461
*Danal Co., Ltd.	10,130	31,183
Daol Investment & Securities Co., Ltd.	12,528	31,217
*Dasan Networks, Inc.	3,754	9,971
*Dawonsys Co., Ltd.	1,283	11,695
DB Financial Investment Co., Ltd.	3,794	11,452
DB HiTek Co., Ltd.	16,604	750,554
DB Insurance Co., Ltd.	65,922	4,137,364
Dentium Co., Ltd.	3,194	343,407
Deutsch Motors, Inc.	4,822	21,076
Device ENG Co., Ltd.	12	157
*Dexter Studios Co., Ltd.	3,197	25,702
DGB Financial Group, Inc.	55,669	284,917
DI Dong Il Corp.	867	13,442
Digital Daesung Co., Ltd.	2,253	10,369
*DIO Corp.	914	20,282
DL Holdings Co., Ltd.	3,576	132,123

45

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
DMS Co., Ltd.	3,073	$14,442
DNF Co., Ltd.	2,172	26,971
Dohwa Engineering Co., Ltd.	1,140	6,967
Dong-A Hwasung Co., Ltd.	24	164
Dong-A Socio Holdings Co., Ltd.	575	35,529
Dong-A ST Co., Ltd.	1,192	48,717
*Dongbang Transport Logistics Co., Ltd.	6,904	11,194
Dongjin Semichem Co., Ltd.	6,738	148,262
Dongkoo Bio & Pharma Co., Ltd.	20	89
DongKook Pharmaceutical Co., Ltd.	3,360	37,782
Dongkuk Industries Co., Ltd.	65,059	349,989
Dongkuk Steel Mill Co., Ltd.	64,478	575,215
*Dongkuk Structures & Construction Co., Ltd.	2,998	9,856
Dongsuh Cos., Inc.	534	7,664
Dongsung Chemical Co., Ltd.	3,341	11,545
Dongsung Finetec Co., Ltd.	4,205	35,408
*Dongwha Enterprise Co., Ltd.	210	7,751
Dongwha Pharm Co., Ltd.	4,139	25,915
Dongwon Development Co., Ltd.	3,965	10,413
Dongwon F&B Co., Ltd.	485	11,071
Dongwon Industries Co., Ltd.	935	32,450
Dongwon Systems Corp.	76	2,436
*Dongyang Steel Pipe Co., Ltd.	112	90
Doosan Bobcat, Inc.	24,641	942,632
Doosan Co., Ltd.	8,004	557,362
*Doosan Enerbility Co., Ltd.	17,293	215,646
*Doosan Fuel Cell Co., Ltd.	1,247	27,858
Doosan Tesna, Inc.	771	20,508
DoubleUGames Co., Ltd.	2,226	75,342
Douzone Bizon Co., Ltd.	1,577	35,878
*Dream Security Co., Ltd.	84	184
Dreamtech Co., Ltd.	4,536	32,603
*DRTECH Corp.	60	79
*DSC Investment, Inc.	270	782
*DSK Co., Ltd.	20	76
*Duk San Neolux Co., Ltd.	1,651	53,537
*Duksan Hi-Metal Co., Ltd.	820	3,449
*Duksan Techopia Co., Ltd.	430	6,426
DY Corp.	3,768	15,343
DY POWER Corp.	2,765	24,254
DYPNF Co., Ltd.	4	141
*E Investment&Development Co., Ltd.	227	465
E1 Corp.	8	284
Easy Bio, Inc.	3,756	11,955
Easy Holdings Co., Ltd.	9,045	21,254
eBEST Investment & Securities Co., Ltd.	2,859	9,239
Echo Marketing, Inc.	1,410	11,715
*Eco&Dream Co., Ltd.	112	3,050
Ecoplastic Corp.	18,263	83,783
#Ecopro BM Co., Ltd.	4,952	987,884
#Ecopro Co., Ltd.	1,950	1,063,583
Ecopro HN Co., Ltd.	3,129	156,169
e-Credible Co., Ltd.	8	96
*EG Corp.	8	119
Elentec Co., Ltd.	36,105	349,342
E-MART, Inc.	3,862	281,628
*EMKOREA Co., Ltd.	44	93
#EM-Tech Co., Ltd.	2,171	44,526

46

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Enex Co., Ltd.	36	$18
ENF Technology Co., Ltd.	2,445	37,632
*Enplus Co., Ltd.	36	323
Eo Technics Co., Ltd.	4,481	291,278
Estechpharma Co., Ltd.	28	158
*ESTsoft Corp.	4	34
Eugene Investment & Securities Co., Ltd.	6,689	12,619
Eugene Technology Co., Ltd.	2,152	46,388
*Ewon Comfortech Co., Ltd.	12	56
*Exem Co., Ltd.	48	145
Exicon Co., Ltd.	16	112
F&F Co., Ltd.	1,485	156,444
F&F Holdings Co., Ltd.	6,372	101,407
FarmStory Co., Ltd.	9,921	14,410
Fila Holdings Corp.	8,914	244,096
Fine Semitech Corp.	340	5,551
*Firstec Co., Ltd.	20	61
#Foosung Co., Ltd.	26,175	263,432
*FSN Co., Ltd.	24	61
Gabia, Inc.	1,424	12,416
Galaxia Moneytree Co., Ltd.	12	51
*GemVax & Kael Co., Ltd.	828	8,599
Gemvaxlink Co., Ltd.	192	207
*Genexine, Inc.	677	6,110
*Genie Music Corp.	40	114
GENOLUTION, Inc.	40	165
*Genomictree, Inc.	16	155
Genoray Co., Ltd.	28	164
*Gigalane Co., Ltd.	44	53
Global Standard Technology Co., Ltd.	1,070	20,306
GOLFZON Co., Ltd.	746	62,148
Gradiant Corp.	1,379	14,631
*Grand Korea Leisure Co., Ltd.	1,144	15,659
Green Chemical Co., Ltd.	2,604	20,585
Green Cross Corp.	567	52,362
Green Cross Holdings Corp.	4,599	53,605
GS Engineering & Construction Corp.	9,035	145,813
*GS Global Corp.	85,449	197,278
GS Holdings Corp.	12,698	376,652
GS Retail Co., Ltd.	6,213	123,480
Gwangju Shinsegae Co., Ltd.	456	11,226
HAESUNG DS Co., Ltd.	1,719	59,916
Haesung Industrial Co., Ltd.	1,467	10,139
Han Kuk Carbon Co., Ltd.	3,063	26,204
Hana Financial Group, Inc.	33,737	1,057,432
Hana Materials, Inc.	2,052	65,237
#Hana Micron, Inc.	7,784	88,634
Hana Pharm Co., Ltd.	12	130
*Hanall Biopharma Co., Ltd.	1,356	20,770
*Hancom, Inc.	1,645	17,404
Handok, Inc.	1,342	15,321
Handsome Co., Ltd.	4,047	75,443
Hanil Cement Co., Ltd.	2,553	23,806
Hanil Holdings Co., Ltd.	40	337
Hanil Hyundai Cement Co., Ltd.	8	103
Hanjin Kal Corp.	8	236
Hanjin Transportation Co., Ltd.	1,552	23,076
Hankook Shell Oil Co., Ltd.	63	10,850

47

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hankook Tire & Technology Co., Ltd.	25,068	$646,179
Hanmi Pharm Co., Ltd.	1,261	304,321
Hanmi Science Co., Ltd.	8	262
Hanmi Semiconductor Co., Ltd.	16,413	252,008
HanmiGlobal Co., Ltd.	20	538
Hannong Chemicals, Inc.	8	124
Hanon Systems	20,884	143,086
*Hans Biomed Corp.	4	45
#Hansae Co., Ltd.	4,158	52,627
Hanshin Machinery Co.	232	1,042
Hansol Chemical Co., Ltd.	3,635	602,936
Hansol Holdings Co., Ltd.	4,737	10,972
*Hansol IONES Co., Ltd.	2,095	12,303
Hansol Logistics Co., Ltd.	6,096	13,482
Hansol Paper Co., Ltd.	4,001	33,930
Hansol Technics Co., Ltd.	5,367	23,459
Hanssem Co., Ltd.	423	14,112
Hanwha Aerospace Co., Ltd.	4,412	338,548
Hanwha Corp.	2,755	55,783
*Hanwha Galleria Co., Ltd.	21,024	27,081
*Hanwha General Insurance Co., Ltd.	24,853	84,304
*Hanwha Investment & Securities Co., Ltd.	40,273	82,749
*Hanwha Life Insurance Co., Ltd.	52,189	96,704
*Hanwha Solutions Corp.	18,643	667,911
Hanyang Eng Co., Ltd.	2,409	26,603
Hanyang Securities Co., Ltd.	32	210
Harim Co., Ltd.	6,348	14,608
Harim Holdings Co., Ltd.	28,847	201,955
HB SOLUTION Co., Ltd.	8	84
HB Technology Co., Ltd.	48,501	88,058
HD Hyundai Co., Ltd.	22,137	979,162
HD Hyundai Construction Equipment Co., Ltd.	49,483	2,510,382
HD Hyundai Electric Co., Ltd.	6,648	251,337
HD Hyundai Infracore Co., Ltd.	244,075	1,798,102
Hecto Financial Co., Ltd.	8	108
*Helixmith Co., Ltd.	712	4,564
*HFR, Inc.	12,250	246,666
Hite Jinro Co., Ltd.	3,595	59,764
*HJ Magnolia Yongpyong Hotel & Resort Corp.	84	186
*HJ Shipbuilding & Construction Co., Ltd.	3,727	10,122
HL Holdings Corp.	1,007	24,942
HL Mando Co., Ltd.	12,014	415,158
*HLB Global Co., Ltd.	6,751	29,205
*HLB Life Science CO LTD	12,320	98,494
*HLB Therapeutics Co., Ltd.	4,574	16,472
*HLB, Inc.	10,594	279,810
HMM Co., Ltd.	112,925	1,721,212
Home Center Holdings Co., Ltd.	172	175
*Homecast Co., Ltd.	44	136
Hotel Shilla Co., Ltd.	13,570	826,326
HS Industries Co., Ltd.	4,037	11,100
*HSD Engine Co., Ltd.	2,097	12,174
*Hugel, Inc.	858	72,697
*Humasis Co., Ltd.	1,845	4,053
*Humax Co., Ltd.	76	211
Humedix Co., Ltd.	12	254
Huons Co., Ltd.	463	11,329
Huons Global Co., Ltd.	834	12,618

48

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Husteel Co., Ltd.	219,125	$1,028,172
Huvis Corp.	48	163
Huvitz Co., Ltd.	1,454	17,882
Hwa Shin Co., Ltd.	84,639	870,168
*Hwail Pharm Co., Ltd.	17,255	26,751
Hwaseung Enterprise Co., Ltd.	907	5,381
*HYBE Co., Ltd.	351	70,808
Hyosung Advanced Materials Corp.	4	1,161
Hyosung Corp.	1,620	79,765
*Hyosung Heavy Industries Corp.	10,272	602,475
Hyosung TNC Corp.	3,413	961,373
Hyundai Autoever Corp.	82	7,524
Hyundai Bioland Co., Ltd.	20	182
Hyundai BNG Steel Co., Ltd.	1,574	19,016
Hyundai Department Store Co., Ltd.	3,901	150,689
Hyundai Elevator Co., Ltd.	5,856	146,575
Hyundai Energy Solutions Co., Ltd.	8,341	262,682
Hyundai Engineering & Construction Co., Ltd.	26,180	801,987
HYUNDAI EVERDIGM Corp.	296	1,621
Hyundai Ezwel Co., Ltd.	36	177
Hyundai Glovis Co., Ltd.	3,416	417,812
Hyundai Home Shopping Network Corp.	1,031	37,130
*Hyundai Livart Furniture Co., Ltd.	1,789	10,399
Hyundai Marine & Fire Insurance Co., Ltd.	30,282	849,588
*Hyundai Mipo Dockyard Co., Ltd.	2,377	130,358
Hyundai Motor Co.	33,345	4,920,530
Hyundai Motor Securities Co., Ltd.	3,237	21,622
Hyundai Pharmaceutical Co., Ltd.	28	103
*Hyundai Rotem Co., Ltd.	8,961	220,276
Hyundai Steel Co.	118,667	3,231,778
Hyundai Wia Corp.	9,040	378,243
HyVision System, Inc.	1,314	17,318
i3system, Inc.	4	60
*iA, Inc.	224	100
ICD Co., Ltd.	32	291
*Icure Pharm, Inc.	14	31
Iljin Electric Co., Ltd.	2,496	13,036
Iljin Holdings Co., Ltd.	9,835	33,361
Iljin Materials Co., Ltd.	1,191	53,570
Iljin Power Co., Ltd.	1,323	12,939
Ilyang Pharmaceutical Co., Ltd.	1,629	20,910
iMarketKorea, Inc.	1,381	10,194
InBody Co., Ltd.	2,082	43,090
Incross Co., Ltd.	13	145
Industrial Bank of Korea	32,232	242,270
*Infinitt Healthcare Co., Ltd.	16	60
InfoBank Corp.	4	39
Innocean Worldwide, Inc.	2,158	64,495
InnoWireless Co., Ltd.	120	2,430
#Innox Advanced Materials Co., Ltd.	4,539	149,220
*Insun ENT Co., Ltd.	3,297	20,200
*Insung Information Co., Ltd.	40	65
Intekplus Co., Ltd.	1,475	22,019
Intellian Technologies, Inc.	4	205
Intelligent Digital Integrated Security Co., Ltd.	8	136
*Interflex Co., Ltd.	1,702	12,284
Interojo Co., Ltd.	805	21,412
*iNtRON Biotechnology, Inc.	20	116

49

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Inzi Controls Co., Ltd.	28	$179
#IS Dongseo Co., Ltd.	11,726	324,603
ISC Co., Ltd.	1,811	53,177
i-SENS, Inc.	1,096	13,995
»ISU Chemical Co., Ltd.	9,966	309,017
IsuPetasys Co., Ltd.	9,387	65,226
*ITCEN Co., Ltd.	24	69
ITM Semiconductor Co., Ltd.	12	240
*Jahwa Electronics Co., Ltd.	156	3,607
JB Financial Group Co., Ltd.	13,227	82,619
JC Chemical Co., Ltd.	2,845	16,240
Jeil Pharmaceutical Co., Ltd.	4	55
*Jeju Semiconductor Corp.	75,800	262,502
Jinsung T.E.C.	1,159	9,967
JLS Co., Ltd.	36	194
JNK Heaters Co., Ltd.	1,958	8,953
*JNTC Co., Ltd.	40	246
Jusung Engineering Co., Ltd.	9,234	107,974
JVM Co., Ltd.	8	121
JW Holdings Corp.	115	276
JW Life Science Corp.	20	176
JW Pharmaceutical Corp.	1,230	20,861
*JW Shinyak Corp.	21	49
JYP Entertainment Corp.	8,464	570,422
Kakao Corp.	3,879	168,388
*Kakao Games Corp.	1,286	38,770
KakaoBank Corp.	168	2,762
*»Kanglim Co., Ltd.	2,508	1,885
Kangnam Jevisco Co., Ltd.	12	218
*Kangstem Biotech Co., Ltd.	24	54
Kangwon Land, Inc.	7,550	106,616
KAON Group Co., Ltd.	77,304	419,327
KB Financial Group, Inc.	234,033	8,655,584
#KB Financial Group, Inc., Sponsored ADR	480	17,899
KC Tech Co., Ltd.	1,013	14,184
KCC Glass Corp.	1,813	62,244
KCTC	4,612	14,404
KEC Corp.	33,361	55,959
KEPCO Engineering & Construction Co., Inc.	4	210
KEPCO Plant Service & Engineering Co., Ltd.	3,478	92,771
*KEYEAST Co., Ltd.	12	71
KG Chemical Corp.	23,577	672,924
KG DONGBUSTEEL	3,785	26,640
KG Eco Technology Service Co., Ltd.	60,312	722,356
KGMobilians Co., Ltd.	6,981	33,956
KH Vatec Co., Ltd.	2,846	40,019
Kia Corp.	59,045	3,727,811
KINX, Inc.	364	14,822
KISWIRE, Ltd.	1,441	20,413
KIWOOM Securities Co., Ltd.	2,753	192,735
Koentec Co., Ltd.	56	296
Koh Young Technology, Inc.	8,547	84,359
Kolmar BNH Co., Ltd.	1,788	29,791
Kolmar Korea Co., Ltd.	1,638	49,505
Kolon Corp.	1,482	22,478
Kolon Global Corp.	12	126
Kolon Industries, Inc.	11,065	353,429
*Kolon Mobility Group Corp.	4	12

50

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Kolon Plastic, Inc.	216	$1,599
KoMiCo, Ltd.	1,247	40,529
Korea Aerospace Industries, Ltd.	7,741	316,951
Korea Arlico Pharm Co., Ltd.	12	59
Korea Cast Iron Pipe Industries Co., Ltd.	36	190
*Korea Circuit Co., Ltd.	26,230	274,568
*Korea Electric Power Corp.	12,475	174,113
#Korea Electric Power Corp., Sponsored ADR	31,570	221,621
Korea Electric Terminal Co., Ltd.	1,210	55,419
Korea Electronic Certification Authority, Inc.	20	72
Korea Electronic Power Industrial Development Co., Ltd.	2,095	12,319
*Korea Gas Corp.	5,053	101,181
Korea Investment Holdings Co., Ltd.	32,415	1,334,479
*Korea Line Corp.	41,502	63,878
Korea Parts & Fasteners Co., Ltd.	32	130
#Korea Petrochemical Ind Co., Ltd.	10,382	1,124,768
Korea Petroleum Industries Co.	16	128
Korea Pharma Co., Ltd.	4	60
Korea Ratings Corp.	4	221
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	1,832	116,074
Korea United Pharm, Inc.	850	13,654
Korea Zinc Co., Ltd.	865	331,549
Korean Air Lines Co., Ltd.	42,678	728,625
Korean Reinsurance Co.	16,882	95,485
*KOSES Co., Ltd.	20	151
*KPS Corp.	8	59
*Krafton, Inc.	84	12,057
KSIGN Co., Ltd.	44	51
KSS LINE, Ltd.	3,309	20,199
*Kt alpha Co., Ltd.	36	162
KT Skylife Co., Ltd.	4,211	21,804
KT Submarine Co., Ltd.	32	155
KT&G Corp.	11,915	763,828
KTCS Corp.	96	254
Kukdong Oil & Chemicals Co., Ltd.	56	152
*»Kuk-il Paper Manufacturing Co., Ltd.	2,092	1,250
*Kum Yang Co., Ltd.	399	19,914
*Kumho HT, Inc.	33,174	20,027
Kumho Petrochemical Co., Ltd.	14,074	1,434,320
*Kumho Tire Co., Inc.	22,068	74,198
Kumkang Kind Co., Ltd.	2,790	10,548
Kwang Dong Pharmaceutical Co., Ltd.	7,499	32,329
Kyeryong Construction Industrial Co., Ltd.	1,835	23,417
Kyobo Securities Co., Ltd.	56	212
Kyongbo Pharmaceutical Co., Ltd.	12	58
Kyung Dong Navien Co., Ltd.	972	29,050
Kyungbang Co., Ltd.	32	252
KyungDong City Gas Co., Ltd.	17	273
Kyungdong Pharm Co., Ltd.	1,920	10,573
Kyung-In Synthetic Corp.	7,701	26,756
L&F Co., Ltd.	2,139	423,517
*LabGenomics Co., Ltd.	198,765	880,661
#*Lake Materials Co., Ltd.	6,879	70,928
LaonPeople, Inc.	8	40
*LB Semicon, Inc.	3,898	23,066
Lee Ku Industrial Co., Ltd.	5,261	21,698
LEENO Industrial, Inc.	1,993	198,943
LG Chem, Ltd.	6,156	3,403,646

51

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
LG Corp.	14,127	$922,519
*LG Display Co., Ltd.	89,521	992,597
LG Electronics, Inc.	59,608	4,867,868
LG H&H Co., Ltd.	761	354,231
LG HelloVision Co., Ltd.	8,390	25,733
LG Innotek Co., Ltd.	2,195	433,785
LG Uplus Corp.	65,854	542,223
LIG Nex1 Co., Ltd.	2,898	169,541
Lock&Lock Co., Ltd.	56	240
LOT Vacuum Co., Ltd.	1,445	16,605
Lotte Chemical Corp.	1,240	155,741
Lotte Chilsung Beverage Co., Ltd.	1,642	190,896
Lotte Corp.	985	20,607
Lotte Data Communication Co.	8	168
LOTTE Fine Chemical Co., Ltd.	5,000	229,005
LOTTE Himart Co., Ltd.	24	203
*Lotte Non-Life Insurance Co., Ltd.	3,754	4,348
Lotte Shopping Co., Ltd.	454	27,069
Lotte Wellfood Co., Ltd.	579	45,813
LS Cable & System Asia, Ltd.	24	123
LS Corp.	1,240	83,013
LS Electric Co., Ltd.	7,763	366,573
*LVMC Holdings	25,472	34,200
LX Hausys, Ltd.	1,744	53,425
LX INTERNATIONAL Corp.	38,089	832,414
LX Semicon Co., Ltd.	21,824	1,713,765
Macquarie Korea Infrastructure Fund	102,493	951,874
Macrogen, Inc.	12	175
Maeil Dairies Co., Ltd.	809	28,681
MAKUS, Inc.	32	239
Mcnex Co., Ltd.	1,727	40,452
*ME2ON Co., Ltd.	1,280	3,529
*Medipost Co., Ltd.	787	8,532
Medytox, Inc.	441	77,762
Meerecompany, Inc.	4	97
MegaStudyEdu Co., Ltd.	1,793	83,863
Meritz Financial Group, Inc.	18,590	637,539
*Mgame Corp.	4,289	26,566
MiCo, Ltd.	127,422	791,151
*Mirae Asset Life Insurance Co., Ltd.	13,763	28,741
Mirae Asset Securities Co., Ltd.	29,098	150,882
Miwon Commercial Co., Ltd.	134	16,920
Miwon Holdings Co., Ltd.	4	301
Miwon Specialty Chemical Co., Ltd.	35	3,661
Mobase Electronics Co., Ltd.	120	225
*Mobile Appliance, Inc.	24	55
Moorim P&P Co., Ltd.	10,546	28,760
Motrex Co., Ltd.	13,273	188,424
Mr Blue Corp.	36	70
MS Autotech Co., Ltd.	4,708	20,402
Multicampus Co., Ltd.	8	218
*Myoung Shin Industrial Co., Ltd.	2,606	35,087
*MyungMoon Pharm Co., Ltd.	36	68
*N2tech Co., Ltd.	104	89
Namhae Chemical Corp.	3,522	22,684
*Namsun Aluminum Co., Ltd.	308,016	531,618
*Namuga Co., Ltd.	25,997	286,503
Namyang Dairy Products Co., Ltd.	40	14,794

52

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*NanoenTek, Inc.	20	$74
Nasmedia Co., Ltd.	13	203
*Nature & Environment Co., Ltd.	64	51
NAVER Corp.	2,822	405,462
NCSoft Corp.	1,622	456,884
NeoPharm Co., Ltd.	12	157
*Neowiz	9,346	306,901
*Nepes Ark Corp.	688	12,054
*NEPES Corp.	3,526	52,953
*ΩNetmarble Corp.	2,381	115,279
Nexen Corp.	68	210
Nexen Tire Corp.	5,746	35,333
*Next Entertainment World Co., Ltd.	3,314	15,723
NEXTIN, Inc.	892	42,987
NH Investment & Securities Co., Ltd.	5,240	36,606
NHN KCP Corp.	2,499	20,931
NI Steel Co., Ltd.	52	261
NICE Holdings Co., Ltd.	5,740	54,424
Nice Information & Telecommunication, Inc.	1,095	19,635
NICE Information Service Co., Ltd.	7,216	61,787
NICE Total Cash Management Co., Ltd.	2,446	9,284
Nong Shim Holdings Co., Ltd.	247	12,882
NongShim Co., Ltd.	149	44,141
NOROO Paint & Coatings Co., Ltd.	28	168
NOVAREX Co., Ltd.	16	104
NPC	5,308	26,215
Oceanbridge Co., Ltd.	12	123
»OCI Co., Ltd.	3,290	294,487
Openbase, Inc.	56	119
OptoElectronics Solutions Co., Ltd.	8	98
*Orbitech Co., Ltd.	16	49
Orion Corp.	4,109	444,855
Orion Holdings Corp.	6,028	74,584
Ottogi Corp.	76	26,234
Paik Kwang Industrial Co., Ltd.	5,991	30,438
*Pan Entertainment Co., Ltd.	24	89
Pan Ocean Co., Ltd.	187,906	763,754
*PANAGENE, Inc.	52	148
*Paradise Co., Ltd.	14,324	164,281
Park Systems Corp.	970	105,813
Partron Co., Ltd.	11,236	66,657
Paseco Co., Ltd.	2,236	24,375
*Pearl Abyss Corp.	478	15,375
#People & Technology, Inc.	43,671	1,758,717
PHA Co., Ltd.	24	153
PharmaResearch Co., Ltd.	348	26,261
*PharmGen Science, Inc.	2,034	9,726
*Pharmicell Co., Ltd.	4,580	31,038
Philoptics Co., Ltd.	20	138
PI Advanced Materials Co., Ltd.	2,067	50,424
*Polaris Office Corp.	48	76
Poongsan Corp.	17,383	550,687
#Posco DX Co., Ltd.	5,884	58,207
POSCO Future M Co., Ltd.	549	137,414
POSCO Holdings, Inc.	23,222	6,541,164
#POSCO Holdings, Inc., Sponsored ADR	2,820	200,558
Posco International Corp.	4,186	83,820
Posco M-Tech Co., Ltd.	752	12,951

53

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
POSCO Steeleon Co., Ltd.	2,346	$90,972
*Power Logics Co., Ltd.	2,672	11,499
Protec Co., Ltd.	676	12,374
PSK, Inc.	1,850	28,543
Pulmuone Co., Ltd.	1,842	13,900
QSI Co., Ltd.	8	58
*RaonSecure Co., Ltd.	24	41
Rayence Co., Ltd.	16	141
Reyon Pharmaceutical Co., Ltd.	788	10,939
RFHIC Corp.	12	210
*RFTech Co., Ltd.	3,497	11,496
*Robostar Co., Ltd.	4	96
*Robotis Co., Ltd.	4	96
Rsupport Co., Ltd.	668	1,964
S&S Tech Corp.	4,112	137,179
S-1 Corp.	2,661	116,111
Sajo Industries Co., Ltd.	269	8,572
Sajodaerim Corp.	609	12,195
*Sam Chun Dang Pharm Co., Ltd.	730	41,016
*Sambu Engineering & Construction Co., Ltd.	53,524	42,271
Samchully Co., Ltd.	456	52,128
SAMHWA Paints Industrial Co., Ltd.	32	153
Samick THK Co., Ltd.	12	119
Samil Pharmaceutical Co., Ltd.	13	75
Samji Electronics Co., Ltd.	1,735	11,615
Samjin LND Co., Ltd.	64	143
Samjin Pharmaceutical Co., Ltd.	20	340
Samkee Corp.	7,623	17,400
Sammok S-Form Co., Ltd.	935	10,556
SAMPYO Cement Co., Ltd.	2,393	6,222
*ΩSamsung Biologics Co., Ltd.	167	97,450
Samsung Electro-Mechanics Co., Ltd.	43,809	4,710,188
Samsung Electronics Co., Ltd.	1,085,426	53,119,697
Samsung Electronics Co., Ltd., GDR	1,743	2,150,862
*Samsung Engineering Co., Ltd.	48,490	1,054,288
Samsung Fire & Marine Insurance Co., Ltd.	9,497	1,596,552
*Samsung Heavy Industries Co., Ltd.	86,171	365,699
Samsung Life Insurance Co., Ltd.	7,610	376,975
*Samsung Pharmaceutical Co., Ltd.	76	158
Samsung Publishing Co., Ltd.	134	2,198
Samsung SDI Co., Ltd.	1,938	1,000,566
Samsung SDS Co., Ltd.	3,116	273,092
Samsung Securities Co., Ltd.	6,898	174,460
SAMT Co., Ltd.	11,585	25,794
Samwha Capacitor Co., Ltd.	879	27,157
Samyang Corp.	12	371
Samyang Foods Co., Ltd.	2,667	231,948
Samyang Packaging Corp.	893	11,723
*Samyoung Chemical Co., Ltd.	28	82
Sang-A Frontec Co., Ltd.	8	186
*Sangbo Corp.	64	74
Sangsin Energy Display Precision Co., Ltd.	7,970	136,367
Saramin Co., Ltd.	512	8,722
*SBI Investment Korea Co., Ltd.	3,460	2,774
*S-Connect Co., Ltd.	68	90
*SDN Co., Ltd.	136	195
SeAH Besteel Holdings Corp.	15,367	265,800
SeAH Steel Corp.	204	21,446

54

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
SeAH Steel Holdings Corp.	1,573	$175,352
Seegene, Inc.	16,192	293,982
*Segyung Hitech Co., Ltd.	1,206	14,706
Sejin Heavy Industries Co., Ltd.	16	79
Sejong Industrial Co., Ltd.	48	242
*Selvas AI, Inc.	16	240
Seobu T&D	5,411	29,917
Seohan Co., Ltd.	13,560	10,962
Seojin System Co., Ltd.	19,995	239,032
Seoul Auction Co., Ltd.	1,557	16,380
Seoul Semiconductor Co., Ltd.	10,298	81,867
Seoul Viosys Co., Ltd.	40	135
Seoulin Bioscience Co., Ltd.	8	71
Seoyon Co., Ltd.	24,723	149,808
Seoyon E-Hwa Co., Ltd.	20,211	224,852
*»Sewon E&C Co., Ltd.	50,795	9,640
SFA Engineering Corp.	3,515	104,657
#*SFA Semicon Co., Ltd.	18,259	72,168
S-Fuelcell Co., Ltd.	4	60
SGC Energy Co., Ltd.	1,877	41,091
Shin Heung Energy & Electronics Co., Ltd.	459	16,410
Shindaeyang Paper Co., Ltd.	1,830	11,526
Shinhan Financial Group Co., Ltd.	67,745	1,769,043
#Shinhan Financial Group Co., Ltd., Sponsored ADR	32,021	840,871
Shinil Electronics Co., Ltd.	9,504	14,877
Shinsegae Information & Communication Co., Ltd.	16	178
Shinsegae International, Inc.	4,321	63,214
Shinsegae, Inc.	2,649	407,721
Shinsung Delta Tech Co., Ltd.	12,366	100,987
*Shinsung E&G Co., Ltd.	29,148	43,426
*Shinsung Tongsang Co., Ltd.	7,001	11,560
*Shinwha Intertek Corp.	68	150
Shinwon Corp.	16,208	17,281
*SHOWBOX Corp.	2,039	5,279
*Signetics Corp.	116	110
SIMMTECH Co., Ltd.	25,380	543,288
SIMMTECH HOLDINGS Co., Ltd.	4,692	10,166
Sinil Pharm Co., Ltd.	16	93
SJ Group Co., Ltd.	12	128
*SK Biopharmaceuticals Co., Ltd.	1,145	59,029
SK Chemicals Co., Ltd.	679	36,172
SK D&D Co., Ltd.	1,249	21,137
SK Discovery Co., Ltd.	2,384	57,445
SK Gas, Ltd.	707	63,706
SK Hynix, Inc.	169,818	11,355,881
*ΩSK IE Technology Co., Ltd.	25	1,444
*SK Innovation Co., Ltd.	24,713	3,196,220
SK Networks Co., Ltd.	18,542	64,559
*SK oceanplant Co., Ltd.	1,461	21,384
SK Securities Co., Ltd.	144,755	73,437
SK Telecom Co., Ltd.	9,776	348,412
SK Telecom Co., Ltd., ADR	18,345	362,497
SK, Inc.	14,248	1,729,901
#SKC Co., Ltd.	2,258	167,697
#SL Corp.	8,360	193,634
*SM Culture & Contents Co., Ltd.	32	71
SM Entertainment Co., Ltd.	1,494	119,663
*SM Life Design Group Co., Ltd.	24	37

55

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
SMCore, Inc.	20	$103
SNT Motiv Co., Ltd.	1,751	62,405
*SNU Precision Co., Ltd.	56	161
S-Oil Corp.	9,988	556,713
Solid, Inc.	17,462	68,627
*SOLUM Co., Ltd.	12,309	224,402
Solus Advanced Materials Co., Ltd.	837	25,203
Songwon Industrial Co., Ltd.	3,622	46,439
*Sonid, Inc.	44	175
Soosan Heavy Industries Co., Ltd.	2,886	5,509
Soulbrain Co., Ltd.	112	18,326
Soulbrain Holdings Co., Ltd.	533	10,593
SPC Samlip Co., Ltd.	416	22,565
SPG Co., Ltd.	4,271	85,522
SSANGYONG C&E Co., Ltd.	14,774	64,576
ST Pharm Co., Ltd.	386	22,784
STIC Investments, Inc.	5,322	25,171
*Straffic Co., Ltd.	60	187
*Studio Dragon Corp.	12	593
*STX Heavy Industries Co., Ltd.	52	209
Sugentech, Inc.	8,938	54,560
Suheung Co., Ltd.	1,149	24,467
Sun Kwang Co., Ltd.	188	5,794
Sung Kwang Bend Co., Ltd.	13,476	123,141
*Sungchang Enterprise Holdings, Ltd.	7,073	10,305
Sungshin Cement Co., Ltd.	73,154	522,529
#Sungwoo Hitech Co., Ltd.	118,463	750,572
Sunjin Co., Ltd.	7,084	43,666
*Sunny Electronics Corp.	48	78
SurplusGLOBAL, Inc.	60	168
SV Investment Corp.	44	72
*SY Co., Ltd.	104	230
*Synergy Innovation Co., Ltd.	28	63
*Synopex, Inc.	16,482	33,558
Systems Technology, Inc.	2,234	19,412
Tae Kyung Industrial Co., Ltd.	2,228	13,151
Taeyoung Engineering & Construction Co., Ltd.	3,324	9,487
*»Taihan Electric Wire Co., Ltd.	16,924	18,866
*Taihan Fiberoptics Co., Ltd.	136	196
*Taihan Textile Co., Ltd.	4	157
TCC Steel	4,804	140,703
TechWing, Inc.	7,617	38,870
*Telcon RF Pharmaceutical, Inc.	112	89
Telechips, Inc.	686	8,596
*TERA SCIENCE Co., Ltd.	48	138
TES Co., Ltd.	1,716	27,502
TK Corp.	1,664	22,081
TKG Huchems Co., Ltd.	4,095	69,606
Tokai Carbon Korea Co., Ltd.	1,108	82,454
*Tongyang Life Insurance Co., Ltd.	10,727	31,658
*Top Engineering Co., Ltd.	36	136
Toptec Co., Ltd.	2,158	14,173
Tovis Co., Ltd.	32	253
Tplex Co., Ltd.	6,854	20,817
TS Corp.	14,735	37,983
*TS Nexgen Co., Ltd.	68	43
TSE Co., Ltd.	8	227
*Tuksu Construction Co., Ltd.	20	116

56

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
TY Holdings Co., Ltd.	4,694	$37,877
»TYM Corp.	603,947	1,123,601
UBCare Co., Ltd.	20	84
Ubiquoss, Inc.	16	153
Uju Electronics Co., Ltd.	1,065	9,811
Uni-Chem Co., Ltd.	172	200
Unick Corp.	2,178	9,129
*Unid Btplus Co., Ltd.	1,798	12,762
Unid Co., Ltd.	1,147	55,619
Union Semiconductor Equipment & Materials Co., Ltd.	2,546	14,571
Uniquest Corp.	1,785	13,003
UTI, Inc.	8	133
V One Tech Co., Ltd.	8	54
Value Added Technology Co., Ltd.	1,239	35,641
VICTEK Co., Ltd.	32	122
*»Vidente Co., Ltd.	249,319	618,454
Vieworks Co., Ltd.	522	13,339
*Vina Tech Co., Ltd.	4	208
Vitzro Tech Co., Ltd.	392	2,167
Vitzrocell Co., Ltd.	1,572	20,825
*VIVOZON PHARMACEUTICAL CO LTD	132	87
*VT GMP Co., Ltd.	2,876	12,528
Webcash Corp.	12	126
Webzen, Inc.	3,882	44,116
*Wellbiotec Co., Ltd.	64	66
Winix, Inc.	16	119
*Winpac, Inc.	72	78
Wins Co., Ltd.	8	75
WiSoL Co., Ltd.	2,715	13,145
WONIK IPS Co., Ltd.	17,697	402,625
Wonik Materials Co., Ltd.	880	17,358
*WONIK PNE Co., Ltd.	809	5,800
Wonik QnC Corp.	6,448	117,070
Woojin, Inc.	3,910	25,212
*Woongjin Co., Ltd.	3,528	3,928
Woongjin Thinkbig Co., Ltd.	10,350	23,934
*Wooree Bio Co., Ltd.	8,230	16,756
Woori Financial Group, Inc.	74,248	650,724
Woori Investment Bank Co., Ltd.	41,915	23,645
*Woori Technology, Inc.	27,905	32,004
Woorison F&G Co., Ltd.	792	1,076
Woory Industrial Co., Ltd.	12	153
*Woosu AMS Co., Ltd.	32	74
Worldex Industry & Trading Co., Ltd.	2,300	37,806
Y G-1 Co., Ltd.	2,424	11,827
*YAS Co., Ltd.	12	106
Y-entec Co., Ltd.	1,722	10,164
*Yest Co., Ltd.	16	121
YG Entertainment, Inc.	2,603	118,636
*YG PLUS	24	91
*YIK Corp.	4,789	13,615
YMC Co., Ltd.	28	129
YMT Co., Ltd.	12	109
Youlchon Chemical Co., Ltd.	12	346
Youngone Corp.	2,387	78,740
Youngone Holdings Co., Ltd.	2,051	99,148
Yuanta Securities Korea Co., Ltd.	7,715	15,131
Yuhan Corp.	1,665	71,656

57

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Yuyu Pharma, Inc.	28	$126
Zeus Co., Ltd.	5,687	119,825
Zinus, Inc.	3,229	69,000

TOTAL KOREA, REPUBLIC OF		214,507,951

KUWAIT — (0.5%)
A’ayan Leasing & Investment Co. KSCP	143,076	64,451
Agility Public Warehousing Co. KSC	200,261	402,679
Ahli United Bank KSCP	17,696	15,885
Al Ahli Bank of Kuwait KSCP	116,565	123,661
*ALAFCO Aviation Lease & Finance Co. KSCP	43,734	27,124
*Al-Eid Food KSC	24,635	18,495
*Arabi Group Holding KSC, Class H	10,743	8,942
Boubyan Bank KSCP	4,645	10,220
Boursa Kuwait Securities Co. KPSC	1,577	9,219
*Combined Group Contracting Co. SAK	7,721	11,014
Gulf Bank KSCP	757,445	694,768
*Heavy Engineering & Ship Building Co. KSCP	8,022	16,759
*Humansoft Holding Co. KSC	31,642	402,820
*Integrated Holding Co. KCSC	19,516	25,227
Jazeera Airways Co. KSCP	24,533	144,147
Kuwait Finance House KSCP	694,740	1,687,242
Kuwait International Bank KSCP	598,875	361,651
*Kuwait Real Estate Co. KSC	31,478	11,817
Kuwait Telecommunications Co.	19,059	36,768
*Mezzan Holding Co. KSCC	20,176	24,961
Mobile Telecommunications Co. KSCP	702,093	1,304,034
National Bank of Kuwait SAKP	769,160	2,518,255
Warba Bank KSCP	359,210	267,341

TOTAL KUWAIT		8,187,480

MALAYSIA — (1.7%)
Able Global BHD	500	148
#*Aeon Co. M BHD	51,400	14,635
#AFFIN Bank BHD	22,450	10,217
*AGMO HOLDINGS BHD	54,003	7,506
Alliance Bank Malaysia BHD	234,900	175,365
Allianz Malaysia BHD	100	311
AME Elite Consortium BHD	1,300	414
AMMB Holdings BHD	199,600	161,542
*Ancom Nylex BHD	65,900	15,661
#Astro Malaysia Holdings BHD	67,900	10,580
Axiata Group BHD	4,200	2,815
Bank Islam Malaysia BHD	59,217	26,684
Batu Kawan BHD	100	488
#*Berjaya Corp. BHD	206,400	13,882
Berjaya Food BHD	75,300	14,940
Bermaz Auto BHD	170,900	88,506
#Boustead Holdings BHD	134,400	25,762
#Boustead Plantations BHD	60,000	9,752
#British American Tobacco Malaysia BHD	17,100	40,483
*Bumi Armada BHD	3,159,000	474,505
Bursa Malaysia BHD	111,700	157,264
Cahya Mata Sarawak BHD	243,400	61,116
#Carlsberg Brewery Malaysia BHD	4,800	22,749
#CIMB Group Holdings BHD	798,940	906,319
*Coastal Contracts BHD	21,700	11,141
D&O Green Technologies BHD	521,200	479,076
#*Dagang NeXchange BHD	3,996,000	465,849

58

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Dayang Enterprise Holdings BHD	285,400	$84,459
#Dialog Group BHD	110,700	56,833
DiGi.Com BHD	92,700	91,443
DRB-Hicom BHD	211,200	66,762
#Dufu Technology Corp. BHD	16,900	7,881
#Duopharma Biotech BHD	37,100	11,894
Eco World Development Group BHD	144,100	24,229
*Ecofirst Consolidated BHD	2,200	165
*Ekovest BHD	132,800	11,165
FGV Holdings BHD	36,400	12,241
#Formosa Prosonic Industries BHD	16,100	9,673
#Fraser & Neave Holdings BHD	4,400	26,160
Frontken Corp. BHD	607,000	413,693
Gamuda BHD	1,673,232	1,556,757
Gas Malaysia BHD	14,400	10,750
#*Genetec Technology BHD	145,000	91,997
Genting BHD	482,000	507,880
Genting Malaysia BHD	170,600	103,649
#Genting Plantations BHD	15,600	20,984
Globetronics Technology BHD	1,000	247
*Greatech Technology BHD	370,700	397,253
Guan Chong BHD	21,000	12,476
#HAP Seng Consolidated BHD	18,400	20,378
Hap Seng Plantations Holdings BHD	41,000	17,097
#Hartalega Holdings BHD	5,092,400	2,146,332
Heineken Malaysia BHD	6,000	37,852
#Hengyuan Refining Co. BHD	90,200	66,732
Hextar Global BHD	71,600	10,755
#Hiap Teck Venture BHD	164,100	12,692
#Hibiscus Petroleum BHD	3,210,500	734,157
Hong Leong Bank BHD	400	1,806
Hong Leong Financial Group BHD	2,800	11,375
Hong Leong Industries BHD	200	408
IGB BHD	800	533
#IHH Healthcare BHD	800	1,028
#IJM Corp. BHD	147,300	51,516
#Inari Amertron BHD	689,000	355,274
#IOI Corp. BHD	123,800	106,023
IOI Properties Group BHD	51,000	13,263
#*JAKS Resources BHD	125,800	6,205
Jaya Tiasa Holdings BHD	308,300	47,346
*JHM Consolidation BHD	600	106
#Kelington Group BHD	500	164
#Kenanga Investment Bank BHD	49,400	9,912
Kerjaya Prospek Group BHD	500	128
Kim Loong Resources BHD	600	247
*KNM Group BHD	8,400	94
#Kobay Technology BHD	200	112
#Kossan Rubber Industries BHD	1,263,600	354,108
KPJ Healthcare BHD	676,500	169,864
Kretam Holdings BHD	1,500	219
*KSL Holdings BHD	1,000	186
Kuala Lumpur Kepong BHD	65,400	315,234
Lagenda Properties BHD	700	198
LBS Bina Group BHD	2,200	210
#*Leong Hup International BHD	1,600	192
Lii Hen Industries BHD	900	169
LPI Capital BHD	10,700	28,978

59

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Magni-Tech Industries BHD	800	$319
Magnum BHD	97,300	24,213
#Mah Sing Group BHD	134,900	18,297
#Malakoff Corp. BHD	98,900	15,077
Malayan Banking BHD	204,984	397,974
#Malayan Flour Mills BHD	79,200	13,051
Malaysia Airports Holdings BHD	1,100	1,738
#Malaysia Building Society BHD	449,100	62,424
Malaysia Smelting Corp. BHD	20,500	9,192
Malaysian Pacific Industries BHD	10,300	65,349
#Malaysian Resources Corp. BHD	171,400	11,720
Matrix Concepts Holdings BHD	163,500	52,417
#Maxis BHD	77,700	76,646
Mega First Corp. BHD	88,300	67,702
#MISC BHD	20,600	33,714
MKH BHD	1,000	296
MNRB Holdings BHD	600	134
#My EG Services BHD	5,806,764	1,028,437
#Nestle Malaysia BHD	1,800	54,680
PA Resources BHD	1,900	121
#Padini Holdings BHD	59,400	53,933
Pantech Group Holdings BHD	75,000	12,443
Paramount Corp. BHD	1,000	175
#Perak Transit BHD	59,800	14,077
#Petron Malaysia Refining & Marketing BHD	8,800	8,681
Petronas Chemicals Group BHD	141,800	225,074
#Petronas Dagangan BHD	6,400	32,484
#Petronas Gas BHD	17,300	65,547
Press Metal Aluminium Holdings BHD	255,100	294,533
Public Bank BHD	7,475,300	6,519,206
QL Resources BHD	53,800	68,147
Ranhill Utilities BHD	1,100	148
RHB Bank BHD	1,949,081	2,394,566
#Sam Engineering & Equipment M BHD	26,300	26,651
*Sapura Energy BHD	23,700	186
Sarawak Oil Palms BHD	66,850	37,168
Scientex BHD	137,800	105,346
#Sime Darby BHD	278,200	135,342
Sime Darby Plantation BHD	150,500	144,410
#Sime Darby Property BHD	265,100	27,933
SKP Resources BHD	179,200	52,227
SP Setia BHD Group	410,300	52,892
Sports Toto BHD	87,011	27,115
Sunway BHD	112,000	39,421
Sunway Construction Group BHD	800	314
Syarikat Takaful Malaysia Keluarga BHD	54,700	40,346
#Ta Ann Holdings BHD	51,500	35,676
#Telekom Malaysia BHD	89,830	99,889
#Tenaga Nasional BHD	123,600	246,618
Thong Guan Industries BHD	19,800	10,121
TIME dotCom BHD	207,400	255,269
#*Top Glove Corp. BHD	14,995,100	3,294,518
#*Tropicana Corp. BHD	1,300	396
#TSH Resources BHD	160,500	37,062
Uchi Technologies BHD	31,300	24,209
UEM Sunrise BHD	513,200	29,339
UMW Holdings BHD	40,500	35,139
Unisem M BHD	58,000	38,879

60

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
United Plantations BHD	200	$743
UOA Development BHD	700	270
#UWC BHD	94,400	67,723
*Velesto Energy BHD	4,209,000	217,032
ViTrox Corp. BHD	500	896
VS Industry BHD	541,100	98,867
#WCT Holdings BHD	2,700	266
Wellcall Holdings BHD	1,000	260
Westports Holdings BHD	1,200	950
*Widad Group BHD	3,820,000	393,947
Yinson Holdings BHD	131,540	77,264
*YNH Property BHD	400	454
YTL Corp. BHD	277,900	41,120
YTL Power International BHD	53,700	13,243

TOTAL MALAYSIA		28,569,210

MEXICO — (2.4%)
#Alpek SAB de CV	83,808	88,366
*Alsea SAB de CV	124,598	332,786
#*America Movil SAB de CV, ADR	254,729	5,474,126
*America Movil SAB de CV, Class B	392,400	421,788
Arca Continental SAB de CV	22,138	209,979
*Axtel SAB de CV	139,600	10,680
ΩBanco del Bajio SA	337,800	1,107,648
#Becle SAB de CV	38,005	87,433
Bolsa Mexicana de Valores SAB de CV	75,720	166,854
*Cemex SAB de CV, Sponsored ADR	652,868	3,917,208
Cia Minera Autlan SAB de CV, Class B	10,700	9,224
Coca-Cola Femsa SAB de CV, Class A	12,080	99,398
Coca-Cola Femsa SAB de CV, Sponsored ADR	7,520	634,838
Consorcio ARA SAB de CV	82,200	17,589
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	35,800	42,034
*Controladora Vuela Cia de Aviacion SAB de CV, Sponsored ADR	8,350	98,196
Corp Actinver SAB de CV	270	196
Corp Inmobiliaria Vesta SAB de CV	318,300	1,002,065
El Puerto de Liverpool SAB de CV	19,200	116,856
Fomento Economico Mexicano SAB de CV	30,514	295,887
Fomento Economico Mexicano SAB de CV, Sponsored ADR	3,893	377,699
GCC SAB de CV	36,083	285,899
Genomma Lab Internacional SAB de CV, Class B	927,103	767,832
Gentera SAB de CV	1,622,360	1,778,939
Gruma SAB de CV, Class B	52,219	814,679
Grupo Aeroportuario del Centro Norte SAB de CV	11,100	121,614
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	12,683	1,109,509
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	7,832	1,390,728
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,545	44,199
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	2,765	791,675
Grupo Bimbo SAB de CV, Class A	154,700	825,856
Grupo Carso SAB de CV, Class A1	17,000	95,644
Grupo Comercial Chedraui SA de CV	35,058	206,551
Grupo Financiero Banorte SAB de CV, Class O	567,400	4,890,479
#*Grupo Financiero Inbursa SAB de CV, Class O	179,984	436,615
Grupo Herdez SAB de CV	42,000	111,502
Grupo Industrial Saltillo SAB de CV	18,844	32,384
Grupo KUO SAB De CV, Series B	100	224
Grupo Mexico SAB de CV, Class B	642,661	3,149,712
Grupo Rotoplas SAB de CV	26,300	36,522
Grupo Televisa SAB	1,326,626	1,341,408
#*ΩGrupo Traxion SAB de CV	53,967	104,679

61

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
#*Hoteles City Express SAB de CV	16,200	$7,445
*Industrias Penoles SAB de CV	20,600	315,515
Kimberly-Clark de Mexico SAB de CV, Class A	272,400	615,803
La Comer SAB de CV	136,356	296,160
Megacable Holdings SAB de CV	284,277	766,361
*Minera Frisco SAB de CV	4,300	696
*ΩNemak SAB de CV	609,600	140,581
Orbia Advance Corp. SAB de CV	508,706	1,168,058
*Organizacion Cultiba SAB de CV	100	69
*Organizacion Soriana SAB de CV, Class B	300	518
Promotora y Operadora de Infraestructura SAB de CV	187,954	1,948,516
Promotora y Operadora de Infraestructura SAB de CV, Class L	15	104
Qualitas Controladora SAB de CV	304,099	2,003,557
*Vista Energy SAB de CV, Sponsored ADR	4,200	87,864
Wal-Mart de Mexico SAB de CV	378,300	1,520,204

TOTAL MEXICO		41,718,951

PERU — (0.1%)
#Cementos Pacasmayo SAA, ADR	1,755	9,477
Cia de Minas Buenaventura SAA, Sponsored ADR	16,950	119,837
Credicorp, Ltd.	5,392	730,508
Intercorp Financial Services, Inc.	1,749	39,125

TOTAL PERU		898,947

PHILIPPINES — (0.7%)
*8990 Holdings, Inc.	2,100	347
Aboitiz Equity Ventures, Inc.	39,470	39,018
Aboitiz Power Corp.	73,800	50,635
*AC Energy Corp.	228,800	24,828
AllHome Corp.	473,000	17,935
Alliance Global Group, Inc.	558,800	139,233
Apex Mining Co., Inc.	465,000	25,103
*Atlas Consolidated Mining & Development Corp.	6,300	501
Ayala Corp.	11,520	132,911
Ayala Land, Inc.	728,300	350,441
*AyalaLand Logistics Holdings Corp.	114,000	5,887
Bank of the Philippine Islands	188,893	366,975
BDO Unibank, Inc.	1,271,282	3,305,310
*Bloomberry Resorts Corp.	702,100	133,106
*Cebu Air, Inc.	55,300	39,340
Cebu Landmasters, Inc.	24,000	1,014
Century Pacific Food, Inc.	244,900	114,303
China Banking Corp.	145,700	88,785
*Converge Information and Communications Technology Solutions, Inc.	1,020,200	217,358
D&L Industries, Inc.	718,000	108,766
*Dito CME Holdings Corp.	510,000	23,481
DMCI Holdings, Inc.	484,500	85,816
DoubleDragon Corp.	27,900	3,955
East West Banking Corp.	11,900	1,601
Emperador, Inc.	89,200	33,660
Filinvest Land, Inc.	932,000	13,294
First Gen Corp.	92,300	26,364
First Philippine Holdings Corp.	60	68
Ginebra San Miguel, Inc.	7,030	18,824
*Global Ferronickel Holdings, Inc.	383,000	16,942
Globe Telecom, Inc.	4,452	136,651
GT Capital Holdings, Inc.	18,430	159,060
*Integrated Micro-Electronics, Inc.	2,100	199
International Container Terminal Services, Inc.	281,190	1,101,710

62

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
JG Summit Holdings, Inc.	82,820	$75,814
Jollibee Foods Corp.	100,910	409,944
*Leisure & Resorts World Corp.	506,000	23,114
LT Group, Inc.	458,300	84,072
MacroAsia Corp.	33,500	2,855
Manila Electric Co.	13,090	80,121
Megaworld Corp.	7,788,000	281,231
Metro Pacific Investments Corp.	2,451,000	196,045
Metropolitan Bank & Trust Co.	313,910	332,132
Nickel Asia Corp.	1,204,200	143,934
Petron Corp.	357,000	21,916
Philex Mining Corp.	530,100	29,767
*Philippine National Bank	13,900	4,663
*Philippine Seven Corp.	90	132
PLDT, Inc.	4,215	91,629
#PLDT, Inc., Sponsored ADR	6,273	135,559
Premium Leisure Corp.	20,000	173
Puregold Price Club, Inc.	297,500	175,111
*PXP Energy Corp.	51,800	5,789
Rizal Commercial Banking Corp.	3,700	1,570
*Robinsons Land Corp.	1,176,800	306,391
Robinsons Retail Holdings, Inc.	66,530	65,347
San Miguel Corp.	132,410	253,894
San Miguel Food and Beverage, Inc.	30,620	26,040
Security Bank Corp.	310,720	517,539
Semirara Mining & Power Corp.	107,400	52,357
Shakey’s Pizza Asia Ventures, Inc.	4,200	652
Shell Pilipinas Corp.	26,500	8,124
SM Investments Corp.	27,520	444,713
SM Prime Holdings, Inc.	352,200	215,892
Synergy Grid & Development Phils, Inc.	299,500	56,239
Union Bank of the Philippines	8,430	12,618
Universal Robina Corp.	128,360	340,686
Vista Land & Lifescapes, Inc.	522,000	16,588
Wilcon Depot, Inc.	230,800	120,640

TOTAL PHILIPPINES		11,316,712

POLAND — (0.7%)
*11 bit studios SA	93	14,030
AB SA	20	244
*Alior Bank SA	48,024	502,287
*ΩAllegro.eu SA	7,204	56,797
Alumetal SA	36	676
*AmRest Holdings SE	7,491	33,867
Apator SA	56	210
ASBISc Enterprises PLC	8,772	60,544
Asseco Poland SA	8,208	166,949
Asseco South Eastern Europe SA	28	351
Auto Partner SA	8,135	36,347
Bank Handlowy w Warszawie SA	2,044	44,284
*Bank Millennium SA	79,441	94,383
*Bank Ochrony Srodowiska SA	192	456
Bank Polska Kasa Opieki SA	30,594	707,655
*Benefit Systems SA	129	36,529
Boryszew SA	6,021	11,115
Budimex SA	909	80,177
#*CCC SA	41,229	444,731
CD Projekt SA	9,991	272,799
Celon Pharma SA	20	67

63

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
Cognor Holding SA	39,844	$100,054
ComArch SA	303	11,282
Cyfrowy Polsat SA	20,556	86,395
Develia SA	880	765
*ΩDino Polska SA	6,299	642,727
Dom Development SA	20	656
Echo Investment SA	256	242
*Enea SA	46,392	75,242
*Erbud SA	16	160
*Eurocash SA	14,365	65,672
Fabryki Mebli Forte SA	12	78
Ferro SA	52	343
Globe Trade Centre SA	60	84
*Grenevia SA	30,161	24,132
*Grupa Azoty SA	12,753	98,778
Grupa Kety SA	2,381	325,347
*ING Bank Slaski SA	1,132	43,212
Inter Cars SA	964	119,876
#*Jastrzebska Spolka Weglowa SA	85,923	888,323
KGHM Polska Miedz SA	54,728	1,574,774
LiveChat Software SA	1,774	59,340
LPP SA	194	561,031
#Lubelski Wegiel Bogdanka SA	45,847	428,915
*mBank SA	1,025	85,839
Mirbud SA	7,202	14,371
Mo-BRUK SA	343	24,054
Neuca SA	136	22,123
NEWAG SA	20	88
Orange Polska SA	49,430	86,340
*Pepco Group NV	14,950	143,681
*PGE Polska Grupa Energetyczna SA	128,676	213,287
*PKP Cargo SA	3,037	11,579
PlayWay SA	4	405
*Polimex-Mostostal SA	9,911	10,557
Polski Koncern Naftowy ORLEN SA	78,139	1,194,258
Powszechna Kasa Oszczednosci Bank Polski SA	142,271	1,099,562
Powszechny Zaklad Ubezpieczen SA	141,405	1,305,172
Santander Bank Polska SA	331	26,978
*Selvita SA	359	6,489
*Tauron Polska Energia SA	153,383	76,479
TEN Square Games SA	3,221	63,613
Tim SA	28	332
Votum SA	806	9,217
VRG SA	328	270
Warsaw Stock Exchange	2,681	23,363
Wirtualna Polska Holding SA	2,050	57,308
*Zespol Elektrowni Patnow Adamow Konin SA	96	532

TOTAL POLAND		12,147,823

QATAR — (0.8%)
Aamal Co.	248,098	55,890
Ahli Bank QSC	216	241
Al Khaleej Takaful Group QSC	21,257	13,373
Al Meera Consumer Goods Co. QSC	20,085	80,175
*Baladna	185,120	70,081
Barwa Real Estate Co.	191,616	131,604
Commercial Bank PSQC (The)	551,641	888,384
Doha Bank QPSC	469,127	199,637
Doha Insurance Co. QSC	704	370

64

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Gulf International Services QSC	349,458	$201,322
Gulf Warehousing Co.	41,718	41,363
Industries Qatar QSC	120,571	422,661
*Investment Holding Group	73,972	43,326
*Lesha Bank LLC	278,084	75,786
Mannai Corp. QSC	16,480	23,996
Masraf Al Rayan QSC	1,362,088	954,210
*Mazaya Real Estate Development QPSC	99,044	15,238
Medicare Group	19,030	31,368
Mesaieed Petrochemical Holding Co.	153,196	83,332
Ooredoo QPSC	127,564	346,595
Qatar Aluminum Manufacturing Co.	3,824,373	1,618,004
Qatar Electricity & Water Co. QSC	34,708	159,905
Qatar Fuel QSC	59,672	271,147
Qatar Gas Transport Co., Ltd.	623,496	678,309
Qatar Industrial Manufacturing Co. QSC	668	532
*Qatar Insurance Co. SAQ	202,856	96,802
Qatar International Islamic Bank QSC	106,622	289,695
Qatar Islamic Bank SAQ	349,534	1,718,862
Qatar Islamic Insurance Group	172	402
Qatar National Bank QPSC	1,111,736	4,691,282
Qatar National Cement Co. QSC	70,066	76,360
*Salam International Investment, Ltd. QSC	144,864	21,491
United Development Co. QSC	398,355	122,352
Vodafone Qatar QSC	646,023	303,844
Zad Holding Co.	331	1,341

TOTAL QATAR		13,729,280

SAUDI ARABIA — (3.9%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	36	252
Abdullah Al Othaim Markets Co.	17,170	654,627
Advanced Petrochemical Co.	171,254	2,173,378
*Al Alamiya for Cooperative Insurance Co.	48	179
Al Babtain Power & Telecommunication Co.	68	478
Al Hammadi Holding	2,629	39,112
*Al Hassan Ghazi Ibrahim Shaker Co.	70	392
Al Jouf Agricultural Development Co.	36	509
*Al Jouf Cement Co.	155	527
*Al Khaleej Training and Education Co.	96	471
Al Moammar Information Systems Co.	28	911
Al Rajhi Bank	341,048	6,983,360
*Al Rajhi Co. for Co-operative Insurance	44	1,215
Al Yamamah Steel Industries Co.	84	549
*AlAbdullatif Industrial Investment Co.	80	414
Alandalus Property Co.	84	412
Alaseel Co.	36	391
*Aldrees Petroleum and Transport Services Co.	6,706	179,151
*Al-Etihad Cooperative Insurance Co.	63	306
*Alinma Bank	744	6,278
*AlJazira Takaful Ta’awuni Co.	80	395
*Allianz Saudi Fransi Cooperative Insurance Co.	104	438
Almarai Co. JSC	1,203	18,892
*Almunajem Foods Co.	4,700	78,319
Arab National Bank	105,558	768,319
Arabian Cement Co.	5,976	56,403
Arabian Centres Co., Ltd.	4,226	24,450
Arriyadh Development Co.	8,219	44,265
*Astra Industrial Group	6,837	122,314
Ataa Educational Co.	42	759

65

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Bank AlBilad	44,840	$494,343
Bank Al-Jazira	129,743	671,770
Banque Saudi Fransi	105,194	1,082,595
*Basic Chemical Industries, Ltd.	32	307
Bawan Co.	2,507	19,417
Bupa Arabia for Cooperative Insurance Co.	115	5,409
*Buruj Cooperative Insurance Co.	44	215
*Chubb Arabia Cooperative Insurance Co.	28	139
City Cement Co.	4,055	23,590
*Co. for Cooperative Insurance (The)	16,573	455,120
Dallah Healthcare Co.	23,432	1,062,052
*Dar Al Arkan Real Estate Development Co.	954,618	4,092,638
Dr Sulaiman Al Habib Medical Services Group Co., Class H	772	59,073
*Dur Hospitality Co.	4,324	31,992
Eastern Province Cement Co.	2,891	32,759
*Electrical Industries Co.	60	619
*Emaar Economic City	72,436	186,946
Etihad Etisalat Co.	510,491	6,260,854
*Fawaz Abdulaziz Al Hokair & Co.	104	446
*Gulf General Cooperative Insurance Co.	80	172
Gulf Insurance Group	68	498
Hail Cement Co.	140	455
*Halwani Brothers Co.	32	494
*Herfy Food Services Co.	2,280	21,550
Jarir Marketing Co.	340	14,794
*Jazan Energy and Development Co.	72	290
L’Azurde Co for Jewelry	116	460
Leejam Sports Co. JSC	2,248	71,083
Maharah Human Resources Co.	4,955	82,700
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	152	360
*Methanol Chemicals Co.	104,112	693,951
*Middle East Healthcare Co.	55,609	570,812
Middle East Paper Co.	298,960	2,582,532
*Middle East Specialized Cables Co.	64	216
*Mobile Telecommunications Co.	750,308	2,992,670
Mouwasat Medical Services Co.	2,347	154,435
Najran Cement Co.	26,186	100,117
*Nama Chemicals Co.	36	341
*National Agriculture Development Co. (The)	3,108	24,279
National Co. for Glass Industries (The)	48	440
National Co. for Learning & Education	24	709
National Gas & Industrialization Co.	1,148	18,793
National Gypsum	44	291
*National Industrialization Co.	341,447	1,241,725
National Medical Care Co.	10,458	264,608
Northern Region Cement Co.	6,608	21,071
Qassim Cement Co. (The)	96	1,761
*Rabigh Refining & Petrochemical Co.	29,495	87,761
Riyad Bank	233,196	1,865,220
SABIC Agri-Nutrients Co.	214,012	7,623,111
Sahara International Petrochemical Co.	432,315	4,460,658
Saudi Airlines Catering Co.	25,974	657,193
*Saudi Arabian Mining Co.	144,067	2,665,702
ΩSaudi Arabian Oil Co.	195,784	1,879,175
Saudi Automotive Services Co.	56	580
Saudi Basic Industries Corp.	159,150	3,916,481
Saudi British Bank (The)	732	7,055
Saudi Cement Co.	34,297	513,902

66

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Saudi Ceramic Co.	20,988	$179,064
Saudi Chemical Co. Holding	11,498	92,427
*Saudi Co. For Hardware CJSC	48	406
Saudi Electricity Co.	15,667	101,086
*Saudi Ground Services Co.	7,414	51,098
Saudi Industrial Investment Group	36,737	249,275
Saudi Industrial Services Co.	33,550	244,198
Saudi Investment Bank (The)	676	2,952
*Saudi Kayan Petrochemical Co.	248,621	839,188
*Saudi Marketing Co.	68	490
Saudi National Bank (The)	143,375	1,869,261
*Saudi Paper Manufacturing Co.	49	399
Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,207	35,540
*Saudi Printing & Packaging Co.	60	292
*Saudi Public Transport Co.	148	722
*Saudi Real Estate Co.	3,797	13,991
*Saudi Reinsurance Co.	128	558
*Saudi Research & Media Group	1,454	81,719
*Saudi Steel Pipe Co.	36	228
Saudi Telecom Co.	318,739	3,824,154
Saudia Dairy & Foodstuff Co.	939	69,698
Savola Group (The)	4,711	40,005
*Seera Group Holding	34,285	226,330
*Sinad Holding Co.	184	601
Southern Province Cement Co.	12,870	180,146
*Tabuk Cement Co.	128	531
*Takween Advanced Industries Co.	88	233
Umm Al-Qura Cement Co.	108	503
United Electronics Co.	5,217	106,546
United International Transportation Co.	51,216	811,110
United Wire Factories Co.	52	380
*Walaa Cooperative Insurance Co.	92	356
Yamama Cement Co.	12,885	113,367
Yanbu Cement Co.	10,777	102,578
Yanbu National Petrochemical Co.	1,664	19,831
Zahrat Al Waha For Trading Co.	24	235
*Zamil Industrial Investment Co.	88	427

TOTAL SAUDI ARABIA		67,436,120

SOUTH AFRICA — (3.1%)
Absa Group, Ltd.	156,131	1,516,927
Adcock Ingram Holdings, Ltd.	11,713	32,095
Advtech, Ltd.	198,335	198,837
AECI, Ltd.	35,702	168,534
African Rainbow Minerals, Ltd.	29,578	371,590
Afrimat, Ltd.	18,269	53,297
Alexander Forbes Group Holdings, Ltd.	9,907	2,666
Altron, Ltd., Class A	844	403
Anglo American Platinum, Ltd.	6,483	384,089
#AngloGold Ashanti, Ltd., Sponsored ADR	89,424	2,376,890
Aspen Pharmacare Holdings, Ltd.	73,572	735,569
Astral Foods, Ltd.	8,678	79,747
*Aveng, Ltd.	14,447	8,391
AVI, Ltd.	150,865	562,410
Barloworld, Ltd.	121,280	600,903
Bid Corp., Ltd.	55,293	1,258,958
Bidvest Group, Ltd. (The)	72,809	997,733
*Blue Label Telecoms, Ltd.	69,259	17,084
Capitec Bank Holdings, Ltd.	5,401	470,532

67

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Cashbuild, Ltd.	3,252	$31,482
City Lodge Hotels, Ltd.	38,151	8,346
Clicks Group, Ltd.	95,889	1,402,063
Coronation Fund Managers, Ltd.	64,169	105,254
Curro Holdings, Ltd.	436	193
DataTec, Ltd.	11,840	23,533
ΩDis-Chem Pharmacies, Ltd.	64,712	94,217
*Discovery, Ltd.	65,127	512,111
DRDGOLD, Ltd.	93,298	99,912
Exxaro Resources, Ltd.	49,260	516,800
Famous Brands, Ltd.	8,381	29,974
FirstRand, Ltd.	877,822	3,089,991
Foschini Group, Ltd. (The)	174,439	903,214
#Gold Fields, Ltd., Sponsored ADR	329,777	5,131,330
Grindrod, Ltd.	123,149	66,142
Harmony Gold Mining Co., Ltd.	107,888	504,928
Harmony Gold Mining Co., Ltd., Sponsored ADR	212,591	980,045
Hudaco Industries, Ltd.	4,940	41,609
Impala Platinum Holdings, Ltd.	251,807	2,447,866
Investec, Ltd.	26,086	143,529
Invicta Holdings, Ltd.	144	224
Italtile, Ltd.	48,345	32,655
JSE, Ltd.	21,348	112,299
KAP Industrial Holdings, Ltd.	816,519	135,761
Kumba Iron Ore, Ltd.	8,803	213,636
Lewis Group, Ltd.	3,525	7,326
Libstar Holdings, Ltd.	648	173
Life Healthcare Group Holdings, Ltd.	675,410	766,145
Merafe Resources, Ltd.	260,947	16,984
*Metair Investments, Ltd.	32,962	44,259
Momentum Metropolitan Holdings	672,511	680,465
Motus Holdings, Ltd.	126,401	656,763
Mpact, Ltd.	292	447
Mr Price Group, Ltd.	102,018	839,300
MTN Group, Ltd.	457,269	3,209,230
MultiChoice Group	104,431	653,931
Nedbank Group, Ltd.	112,101	1,293,986
NEPI Rockcastle NV	80,852	488,815
Netcare, Ltd.	588,845	513,685
Oceana Group, Ltd.	22,941	84,066
Old Mutual, Ltd.	1,723,893	1,095,598
Omnia Holdings, Ltd.	79,160	249,208
ΩPepkor Holdings, Ltd.	526,703	488,281
Pick n Pay Stores, Ltd.	67,314	159,856
*PPC, Ltd.	243,521	37,826
PSG Konsult, Ltd.	129,203	92,572
Raubex Group, Ltd.	16,197	23,369
RCL Foods, Ltd.	404	252
Reunert, Ltd.	55,486	178,836
RFG Holdings, Ltd.	384	195
Royal Bafokeng Platinum, Ltd.	9,358	73,472
Sanlam, Ltd.	255,798	789,481
Santam, Ltd.	8,906	138,302
Sappi, Ltd.	405,350	921,605
Sasol, Ltd.	120,695	1,565,611
Shoprite Holdings, Ltd.	98,887	1,205,817
Sibanye Stillwater, Ltd.	143,765	317,429
#Sibanye Stillwater, Ltd., ADR	149,045	1,333,953

68

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
*Southern Sun, Ltd.	110,973	$27,131
SPAR Group, Ltd. (The)	113,956	875,063
Spur Corp., Ltd.	8,733	11,344
Stadio Holdings, Ltd.	968	238
Standard Bank Group, Ltd.	240,326	2,251,477
Sun International, Ltd.	58,003	130,067
Super Group, Ltd.	154,535	270,381
*Telkom SA SOC, Ltd.	736,806	1,337,101
Thungela Resources, Ltd.	104,199	975,896
Tiger Brands, Ltd.	71,506	775,102
Truworths International, Ltd.	498,988	1,484,103
Tsogo Sun Gaming, Ltd.	45,817	30,572
Vodacom Group, Ltd.	43,430	297,463
*Wilson Bayly Holmes-Ovcon, Ltd.	13,274	78,640
Woolworths Holdings, Ltd.	279,761	995,335
*Zeda, Ltd.	115,040	76,510

TOTAL SOUTH AFRICA		54,007,430

TAIWAN — (17.6%)
Ability Enterprise Co., Ltd.	32,000	21,130
*AcBel Polytech, Inc.	416,000	572,393
Accton Technology Corp.	52,000	505,749
Acer, Inc.	482,000	474,278
*Acon Holding, Inc.	1,000	377
Acter Group Corp., Ltd.	23,000	101,374
ADATA Technology Co., Ltd.	53,000	129,300
Adlink Technology, Inc.	12,000	23,381
Advanced Ceramic X Corp.	4,000	27,064
Advanced International Multitech Co., Ltd.	85,000	249,947
Advanced Power Electronics Corp.	45,000	152,232
Advanced Wireless Semiconductor Co.	29,000	78,107
Advancetek Enterprise Co., Ltd.	51,000	53,667
Advantech Co., Ltd.	17,000	205,156
Aerospace Industrial Development Corp.	155,000	292,429
Airtac International Group	6,000	216,638
Alchip Technologies, Ltd.	8,000	308,368
Alexander Marine Co., Ltd.	10,000	153,696
*ALI Corp.	21,000	13,423
All Ring Tech Co., Ltd.	16,000	31,904
Allied Supreme Corp.	8,000	73,254
Allis Electric Co., Ltd.	152,900	241,716
Alltek Technology Corp.	34,000	46,008
Alltop Technology Co., Ltd.	1,000	4,359
Alpha Networks, Inc.	21,000	24,182
Amazing Microelectronic Corp.	20,443	70,487
Ampire Co., Ltd.	15,000	18,712
AMPOC Far-East Co., Ltd.	7,000	12,136
Anji Technology Co., Ltd.	52,000	91,847
Anpec Electronics Corp.	32,000	176,433
*Apacer Technology, Inc.	17,000	28,478
Apex International Co., Ltd.	230,000	412,231
Arcadyan Technology Corp.	89,000	290,949
Ardentec Corp.	533,000	936,228
Argosy Research, Inc.	15,000	50,012
ASE Technology Holding Co., Ltd.	1,492,000	4,901,748
Asia Cement Corp.	64,000	91,495
Asia Optical Co., Inc.	39,000	81,317
*Asia Pacific Telecom Co., Ltd.	100,000	21,826
Asia Polymer Corp.	95,000	85,135

69

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Asia Vital Components Co., Ltd.	172,788	$885,228
ASIX Electronics Corp.	8,000	32,788
ASPEED Technology, Inc.	4,000	340,246
ASROCK, Inc.	8,000	35,261
Asustek Computer, Inc.	41,000	376,759
Aten International Co., Ltd.	16,000	44,655
AU Optronics Corp.	2,873,800	1,589,155
Audix Corp.	18,000	33,315
AURAS Technology Co., Ltd.	17,000	137,139
Avalue Technology, Inc.	8,000	28,885
Avermedia Technologies	17,000	12,801
Axiomtek Co., Ltd.	7,000	17,123
Bafang Yunji International Co., Ltd.	7,000	40,986
Bank of Kaohsiung Co., Ltd.	89,030	35,621
Basso Industry Corp.	30,000	40,986
BenQ Materials Corp.	134,000	165,634
BES Engineering Corp.	788,000	267,857
Bioteque Corp.	15,000	55,623
Brighton-Best International Taiwan, Inc.	92,000	106,237
Browave Corp.	30,000	53,281
C Sun Manufacturing, Ltd.	26,000	40,342
*Calin Technology Co., Ltd.	13,000	19,663
*Cameo Communications, Inc.	3,000	1,332
Capital Futures Corp.	9,000	12,705
Capital Securities Corp.	514,000	229,057
*Career Technology MFG. Co., Ltd.	1,756,000	1,325,175
Castles Technology Co., Ltd.	29,000	77,258
Caswell, Inc.	4,000	12,881
Cathay Financial Holding Co., Ltd.	917,135	1,266,403
Cathay Real Estate Development Co., Ltd.	62,000	34,083
Cayman Engley Industrial Co., Ltd.	5,000	11,629
CCP Contact Probes Co., Ltd.	4,667	6,589
Central Reinsurance Co., Ltd.	80,000	47,361
Chain Chon Industrial Co., Ltd.	179,000	93,743
Champion Building Materials Co., Ltd.	34,200	10,346
Chang Hwa Commercial Bank, Ltd.	485,070	280,857
Chang Wah Electromaterials, Inc.	79,000	85,572
Chang Wah Technology Co., Ltd.	22,500	30,886
Channel Well Technology Co., Ltd.	58,000	102,633
Chant Sincere Co., Ltd.	6,000	14,482
Charoen Pokphand Enterprise	34,600	101,293
CHC Healthcare Group	67,000	149,071
Chen Full International Co., Ltd.	12,000	17,682
Chenbro Micom Co., Ltd.	13,000	35,183
Cheng Loong Corp.	214,000	217,881
Cheng Mei Materials Technology Corp.	837,903	325,703
Cheng Shin Rubber Industry Co., Ltd.	380,000	467,236
Cheng Uei Precision Industry Co., Ltd.	74,000	100,857
Chia Chang Co., Ltd.	19,000	23,146
Chicony Electronics Co., Ltd.	150,000	473,286
Chicony Power Technology Co., Ltd.	21,000	58,405
Chief Telecom, Inc.	2,000	24,396
Chieftek Precision Co., Ltd.	6,000	14,891
China Airlines, Ltd.	2,318,000	1,432,610
China Bills Finance Corp.	121,000	59,432
China Chemical & Pharmaceutical Co., Ltd.	1,627,000	1,447,457
China Development Financial Holding Corp.	1,899,000	809,202
China General Plastics Corp.	134,000	109,188

70

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
China Metal Products	54,000	$60,424
China Steel Chemical Corp.	28,000	104,741
China Steel Corp.	3,981,000	3,768,304
China Steel Structure Co., Ltd.	13,000	24,399
Chin-Poon Industrial Co., Ltd.	90,000	94,121
Chipbond Technology Corp.	621,000	1,331,183
ChipMOS Technologies, Inc.	164,000	197,381
ChipMOS Technologies, Inc., ADR	100	2,394
Chlitina Holding, Ltd.	5,000	35,618
Chong Hong Construction Co., Ltd.	48,000	124,752
Chroma ATE, Inc.	218,000	1,347,320
*Chun Yuan Steel Industry Co., Ltd.	156,000	82,459
Chung Hung Steel Corp.	802,000	639,148
#Chung Hwa Chemical Industrial Works, Ltd.	26,000	34,506
Chung Hwa Pulp Corp.	40,000	31,878
Chung-Hsin Electric & Machinery Manufacturing Corp.	454,000	1,498,935
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	122,000	379,384
Chunghwa Precision Test Tech Co., Ltd.	4,000	62,780
Chunghwa Telecom Co., Ltd.	31,000	128,064
Chunghwa Telecom Co., Ltd., Sponsored ADR	16,651	686,354
Cleanaway Co., Ltd.	18,000	110,076
Compal Electronics, Inc.	370,000	288,249
Compeq Manufacturing Co., Ltd.	779,000	1,092,133
Concord Securities Co., Ltd.	74,000	26,478
Continental Holdings Corp.	71,000	72,057
Coremax Corp.	15,000	45,523
Coretronic Corp.	840,000	2,043,816
Co-Tech Development Corp.	349,000	622,109
*CSBC Corp. Taiwan	61,000	51,491
CTBC Financial Holding Co., Ltd.	10,705,000	7,869,659
CTCI Corp.	161,000	222,575
CviLux Corp.	2,000	2,414
CyberPower Systems, Inc.	29,000	116,028
#CyberTAN Technology, Inc.	1,047,000	776,502
DA CIN Construction Co., Ltd.	74,000	74,259
Da-Li Development Co., Ltd.	89,000	91,483
Darfon Electronics Corp.	44,000	62,832
*Darwin Precisions Corp.	41,000	13,670
Daxin Materials Corp.	5,000	14,573
De Licacy Industrial Co., Ltd.	51,000	25,382
Delpha Construction Co., Ltd.	77,000	55,353
Delta Electronics, Inc.	109,000	1,063,674
Depo Auto Parts Ind Co., Ltd	40,000	127,120
#Dimerco Express Corp.	48,000	135,057
D-Link Corp.	128,000	73,488
Dyaco International, Inc.	9,000	12,442
*Dynamic Holding Co., Ltd.	879,000	697,653
Dynapack International Technology Corp.	34,000	84,274
E Ink Holdings, Inc.	96,000	594,877
E&R Engineering Corp.	7,000	11,613
E.Sun Financial Holding Co., Ltd.	2,886,055	2,342,265
*Eastern Media International Corp.	112,100	69,464
Eclat Textile Co., Ltd.	24,000	380,581
ECOVE Environment Corp.	4,000	38,709
#*Edimax Technology Co., Ltd.	190,000	99,504
Edom Technology Co., Ltd.	33,000	29,680
Elan Microelectronics Corp.	281,000	861,944
*E-Lead Electronic Co., Ltd.	1,000	2,365

71

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
E-LIFE MALL Corp.	5,000	$13,581
Elite Advanced Laser Corp.	27,000	32,408
Elite Material Co., Ltd.	118,000	627,568
Elite Semiconductor Microelectronics Technology, Inc.	685,000	1,804,830
Elitegroup Computer Systems Co., Ltd.	725,000	584,858
eMemory Technology, Inc.	9,000	534,277
Ennoconn Corp.	15,000	122,225
ENNOSTAR, Inc.	1,899,000	3,082,381
Episil Technologies, Inc.	22,000	55,747
Episil-Precision, Inc.	25,000	51,232
Eson Precision Ind Co., Ltd.	42,000	89,349
Eternal Materials Co., Ltd.	266,000	279,909
#Etron Technology, Inc.	1,047,768	1,467,234
Eurocharm Holdings Co., Ltd.	5,000	28,950
Eva Airways Corp.	1,738,000	1,517,941
*Everest Textile Co., Ltd.	58,000	14,754
Evergreen International Storage & Transport Corp.	779,000	685,434
Evergreen Marine Corp. Taiwan, Ltd.	181,400	952,951
Everlight Chemical Industrial Corp.	298,000	212,286
Everlight Electronics Co., Ltd.	84,000	109,158
Excelsior Medical Co., Ltd.	26,250	74,543
Far Eastern Department Stores, Ltd.	203,000	147,912
Far Eastern International Bank	892,408	325,119
Far Eastern New Century Corp.	626,000	649,570
Far EasTone Telecommunications Co., Ltd.	200,000	513,296
#Faraday Technology Corp.	33,000	176,043
Farglory F T Z Investment Holding Co., Ltd.	14,000	32,925
Farglory Land Development Co., Ltd.	84,000	167,768
*Federal Corp.	3,000	2,000
Feng Hsin Steel Co., Ltd.	100,000	221,192
Feng TAY Enterprise Co., Ltd.	628,000	3,891,486
First Copper Technology Co., Ltd.	13,000	13,595
First Financial Holding Co., Ltd.	1,005,360	886,241
First Hi-Tec Enterprise Co., Ltd.	10,000	21,306
First Insurance Co., Ltd. (The)	29,000	14,810
*First Steamship Co., Ltd.	202,000	60,385
FIT Holding Co., Ltd.	34,000	42,303
Fitipower Integrated Technology, Inc.	76,000	390,599
Fittech Co., Ltd.	17,000	47,943
FLEXium Interconnect, Inc.	80,000	245,914
Flytech Technology Co., Ltd.	103,000	236,874
FocalTech Systems Co., Ltd.	52,000	133,795
Forcecon Tech Co., Ltd.	13,000	29,009
Formosa Advanced Technologies Co., Ltd.	20,000	28,235
Formosa Chemicals & Fibre Corp.	292,000	654,430
Formosa International Hotels Corp.	15,000	134,423
#Formosa Laboratories, Inc.	451,000	1,220,564
Formosa Petrochemical Corp.	126,000	355,755
Formosa Plastics Corp.	95,000	290,168
Formosan Union Chemical	289,000	250,058
Founding Construction & Development Co., Ltd.	21,000	12,671
Foxsemicon Integrated Technology, Inc.	18,000	109,490
Franbo Lines Corp.	58,178	35,767
Froch Enterprise Co., Ltd.	77,000	55,479
Fubon Financial Holding Co., Ltd.	1,063,550	2,041,130
Fulgent Sun International Holding Co., Ltd.	70,000	280,068
Fulltech Fiber Glass Corp.	74,059	28,306
Fusheng Precision Co., Ltd.	27,000	189,705

72

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Fwusow Industry Co., Ltd.	411,000	$284,094
G Shank Enterprise Co., Ltd.	31,000	53,242
Gamania Digital Entertainment Co., Ltd.	36,000	86,421
GEM Services, Inc.	9,000	21,342
Gemtek Technology Corp.	1,418,000	1,429,877
General Interface Solution Holding, Ltd.	317,000	819,761
Genesys Logic, Inc.	16,000	56,209
Genius Electronic Optical Co., Ltd.	29,000	349,500
Getac Holdings Corp.	91,000	174,052
GFC, Ltd.	12,000	28,924
Giant Manufacturing Co., Ltd.	46,108	275,216
*Giantplus Technology Co., Ltd.	62,000	27,529
Gigabyte Technology Co., Ltd.	46,000	196,015
*Gigasolar Materials Corp.	5,000	17,077
#*Gigastorage Corp.	202,000	125,172
Global Brands Manufacture, Ltd.	72,000	79,161
Global Lighting Technologies, Inc.	12,000	21,586
Global Mixed Mode Technology, Inc.	34,000	200,179
Global PMX Co., Ltd.	11,000	50,094
Global Unichip Corp.	12,000	388,778
Globalwafers Co., Ltd.	91,000	1,423,794
*Globe Union Industrial Corp.	1,111	524
#*Gloria Material Technology Corp.	1,799,000	3,440,878
Gold Circuit Electronics, Ltd.	508,300	1,630,264
Goldsun Building Materials Co., Ltd.	537,000	489,095
Good Will Instrument Co., Ltd.	12,000	13,857
Gordon Auto Body Parts	192,000	148,017
Gourmet Master Co., Ltd.	17,000	85,988
*Grand Fortune Securities Co., Ltd.	29,000	11,037
Grand Plastic Technology Corp.	3,000	32,593
Grape King Bio, Ltd.	38,000	226,202
Great Tree Pharmacy Co., Ltd.	9,770	128,392
*Great Wall Enterprise Co., Ltd.	177,450	296,111
Greatek Electronics, Inc.	78,000	136,755
Group Up Industrial Co., Ltd.	4,000	14,638
Gudeng Precision Industrial Co., Ltd.	5,000	56,762
HannsTouch Solution, Inc.	166,000	54,267
Harvatek Corp.	33,000	27,426
Hey Song Corp.	82,000	96,957
Highlight Tech Corp.	9,000	15,867
Highwealth Construction Corp.	87,902	120,233
Hiwin Technologies Corp.	41,000	313,410
Hiyes International Co., Ltd.	6,000	13,213
Hocheng Corp.	37,820	34,262
Holtek Semiconductor, Inc.	32,000	71,510
Holy Stone Enterprise Co., Ltd.	33,000	109,490
Hon Hai Precision Industry Co., Ltd.	1,965,000	6,679,434
*Hong Pu Real Estate Development Co., Ltd.	24,000	19,127
Hong TAI Electric Industrial	47,000	31,723
Hotai Motor Co., Ltd.	6,000	129,007
Hsin Kuang Steel Co., Ltd.	56,000	88,984
Hu Lane Associate, Inc.	23,000	102,497
HUA ENG Wire & Cable Co., Ltd.	39,000	20,805
Hua Nan Financial Holdings Co., Ltd.	334,238	238,101
Huaku Development Co., Ltd.	85,000	261,836
Huang Hsiang Construction Corp.	29,000	43,817
Hung Ching Development & Construction Co., Ltd.	21,000	15,199
Hung Sheng Construction, Ltd.	99,000	73,423

73

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Ibase Technology, Inc.	16,000	$39,294
IBF Financial Holdings Co., Ltd.	773,715	310,820
#Ichia Technologies, Inc.	670,000	617,858
I-Chiun Precision Industry Co., Ltd.	43,000	41,192
#Info-Tek Corp.	74,000	130,946
Innodisk Corp.	13,118	127,585
Innolux Corp.	9,806,160	4,274,296
Inpaq Technology Co., Ltd.	16,000	29,458
Intai Technology Corp.	3,000	12,735
#Integrated Service Technology, Inc.	78,000	211,349
International Games System Co., Ltd.	37,000	643,897
Inventec Corp.	217,000	233,641
I-Sheng Electric Wire & Cable Co., Ltd.	11,000	16,441
ITE Technology, Inc.	33,000	94,999
ITEQ Corp.	44,000	100,044
Jentech Precision Industrial Co., Ltd.	5,199	76,947
Jess-Link Products Co., Ltd.	11,000	18,964
Jourdeness Group, Ltd.	6,000	18,209
K Laser Technology, Inc.	24,000	18,658
Kaimei Electronic Corp.	10,000	22,445
KEE TAI Properties Co., Ltd.	75,000	32,813
Kenda Rubber Industrial Co., Ltd.	153,000	155,277
Kenmec Mechanical Engineering Co., Ltd.	56,000	57,744
Kerry TJ Logistics Co., Ltd.	23,000	28,729
Keystone Microtech Corp.	3,000	18,834
Kindom Development Co., Ltd.	100,000	96,609
King Slide Works Co., Ltd.	17,000	228,381
King Yuan Electronics Co., Ltd.	1,042,000	1,593,039
King’s Town Bank Co., Ltd.	206,000	236,204
Kinik Co.	12,000	43,132
Kinko Optical Co., Ltd.	15,000	15,394
Kinpo Electronics	2,301,000	984,245
Kinsus Interconnect Technology Corp.	70,000	251,606
KMC Kuei Meng International, Inc.	14,000	66,032
KNH Enterprise Co., Ltd.	1,000	590
KS Terminals, Inc.	31,000	76,536
Kung Long Batteries Industrial Co., Ltd.	11,000	51,525
*Kung Sing Engineering Corp.	67,000	17,304
Kuo Toong International Co., Ltd.	363,000	329,436
*Kuo Yang Construction Co., Ltd.	23,000	13,654
Kwong Lung Enterprise Co., Ltd.	270,000	466,358
L&K Engineering Co., Ltd.	72,000	106,211
#LandMark Optoelectronics Corp.	295,000	969,179
Lanner Electronics, Inc.	507,000	1,690,412
Largan Precision Co., Ltd.	9,000	588,436
Lealea Enterprise Co., Ltd.	205,000	71,684
LEE CHI Enterprises Co., Ltd.	28,000	17,259
Lelon Electronics Corp.	21,000	44,264
*Li Peng Enterprise Co., Ltd.	93,000	24,443
Lian HWA Food Corp.	13,000	38,481
*Lien Hwa Industrial Holdings Corp.	87,000	172,627
Lingsen Precision Industries, Ltd.	78,000	36,155
Lite-On Technology Corp.	1,310,000	3,131,983
Long Da Construction & Development Corp.	32,000	25,398
Longchen Paper & Packaging Co., Ltd.	163,104	91,254
Longwell Co.	57,000	113,101
Lotes Co., Ltd.	12,285	350,857
#Lotus Pharmaceutical Co., Ltd.	15,000	126,616

74

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Lucky Cement Corp.	38,000	$19,901
Lumax International Corp., Ltd.	20,000	46,646
Lung Yen Life Service Corp.	24,000	29,275
Macauto Industrial Co., Ltd.	5,000	11,645
Machvision, Inc.	8,000	48,012
Macroblock, Inc.	3,000	11,027
Macronix International Co., Ltd.	336,000	351,930
Makalot Industrial Co., Ltd.	55,000	398,065
Marketech International Corp.	10,000	42,124
*Materials Analysis Technology, Inc.	26,000	159,844
Mechema Chemicals International Corp.	6,000	19,712
MediaTek, Inc.	168,000	3,634,057
Mega Financial Holding Co., Ltd.	3,765,075	4,170,149
*Mercuries & Associates Holding, Ltd.	84,170	41,479
*Mercuries Life Insurance Co., Ltd.	533,670	91,310
Merida Industry Co., Ltd.	37,000	206,408
Merry Electronics Co., Ltd.	49,000	137,233
METAAGE Corp.	13,000	20,890
Micro-Star International Co., Ltd.	130,000	615,272
MIN AIK Technology Co., Ltd.	20,000	11,287
Mirle Automation Corp.	28,000	34,382
momo.com, Inc.	11,000	296,625
MOSA Industrial Corp.	14,000	10,952
Mosel Vitelic, Inc.	19,000	25,741
#MPI Corp.	320,000	1,337,562
*MSSCORPS Co., Ltd.	7,000	34,610
Nak Sealing Technologies Corp.	14,000	63,528
Namchow Holdings Co., Ltd.	58,000	90,559
Nan Pao Resins Chemical Co., Ltd.	6,000	28,885
Nan Ya Plastics Corp.	833,000	2,113,491
Nan Ya Printed Circuit Board Corp.	33,000	294,657
Nantex Industry Co., Ltd.	49,000	62,879
Nanya Technology Corp.	538,000	1,186,514
Nexcom International Co., Ltd.	25,000	31,796
Nichidenbo Corp.	50,000	93,031
Nien Made Enterprise Co., Ltd.	23,000	252,501
Nishoku Technology, Inc.	6,000	17,526
#Novatek Microelectronics Corp.	142,000	1,933,057
Nuvoton Technology Corp.	127,000	549,435
O-Bank Co., Ltd.	294,000	98,024
Ocean Plastics Co., Ltd.	39,000	43,513
#*Oneness Biotech Co., Ltd.	55,000	431,162
Orient Semiconductor Electronics, Ltd.	111,000	70,588
Oriental Union Chemical Corp.	120,000	81,581
O-TA Precision Industry Co., Ltd.	15,000	58,307
Pacific Hospital Supply Co., Ltd.	11,000	30,736
#Pan Jit International, Inc.	618,000	1,314,701
Pan-International Industrial Corp.	70,000	85,614
Panion & BF Biotech, Inc.	5,000	26,348
Parade Technologies, Ltd.	6,000	183,069
#PChome Online, Inc.	185,000	344,214
PCL Technologies, Inc.	37,000	128,779
P-Duke Technology Co., Ltd.	7,000	20,151
Pegatron Corp.	1,087,000	2,475,075
Pegavision Corp.	16,000	226,136
*PharmaEssentia Corp.	11,087	133,617
Phison Electronics Corp.	53,000	670,635
Phoenix Silicon International Corp.	96,940	180,683

75

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Pixart Imaging, Inc.	22,000	$74,067
Power Wind Health Industry, Inc.	3,000	14,735
Powerchip Semiconductor Manufacturing Corp.	3,220,000	3,110,808
Powertech Technology, Inc.	109,000	325,484
Poya International Co., Ltd.	9,050	168,975
President Chain Store Corp.	69,000	607,124
President Securities Corp.	139,000	75,282
Primax Electronics, Ltd.	828,000	1,616,004
Prince Housing & Development Corp.	170,000	66,358
Promate Electronic Co., Ltd.	38,000	51,359
Prosperity Dielectrics Co., Ltd.	22,000	27,766
Qisda Corp.	131,000	147,438
Quang Viet Enterprise Co., Ltd.	11,000	41,148
Quanta Computer, Inc.	222,000	620,307
Quanta Storage, Inc.	44,000	77,001
Quintain Steel Co., Ltd.	27,060	15,580
Radiant Opto-Electronics Corp.	317,000	1,165,195
Radium Life Tech Co., Ltd.	151,000	45,188
*Raydium Semiconductor Corp.	13,000	161,112
*RDC Semiconductor Co., Ltd.	5,000	26,836
Realtek Semiconductor Corp.	65,000	759,047
Rechi Precision Co., Ltd.	54,000	31,354
Rich Development Co., Ltd.	98,000	30,539
*Ritek Corp.	142,000	41,848
Rodex Fasteners Corp.	8,000	14,026
*»Roo Hsing Co., Ltd.	4,000	142
Ruentex Development Co., Ltd.	1,041,000	1,212,257
Ruentex Engineering & Construction Co.	4,000	15,614
Run Long Construction Co., Ltd.	11,500	28,056
Sakura Development Co., Ltd.	11,000	13,418
Sampo Corp.	72,000	61,596
San Fang Chemical Industry Co., Ltd.	38,000	25,834
Sanyang Motor Co., Ltd.	568,000	1,010,640
*Savior Lifetec Corp.	28,000	16,713
ScinoPharm Taiwan, Ltd.	2,000	1,848
SDI Corp.	102,000	399,805
Senao Networks, Inc.	12,000	111,247
Sensortek Technology Corp.	5,000	54,322
#Sercomm Corp.	235,000	627,584
#Sesoda Corp.	1,202,000	1,616,742
Shanghai Commercial & Savings Bank, Ltd. (The)	231,592	349,921
ShenMao Technology, Inc.	47,000	73,231
Shih Wei Navigation Co., Ltd.	1,045,329	853,469
Shihlin Electric & Engineering Corp.	91,000	297,487
Shin Kong Financial Holding Co., Ltd.	8,976,000	2,446,739
Shin Zu Shing Co., Ltd.	32,000	90,975
*Shining Building Business Co., Ltd.	81,000	25,452
Shinkong Insurance Co., Ltd.	50,000	83,598
Shiny Chemical Industrial Co., Ltd.	18,000	75,531
ShunSin Technology Holding, Ltd.	4,000	10,578
*Shuttle, Inc.	45,000	18,517
Sigurd Microelectronics Corp.	282,000	477,912
Silergy Corp.	21,000	328,226
Simplo Technology Co., Ltd.	40,000	400,748
Sinbon Electronics Co., Ltd.	33,000	364,967
Sincere Navigation Corp.	946,000	692,364
Sinmag Equipment Corp.	5,000	17,077
Sino-American Silicon Products, Inc., Class A	95,000	455,802

76

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Sinon Corp.	189,000	$227,470
SinoPac Financial Holdings Co., Ltd.	3,869,211	2,101,840
Sinphar Pharmaceutical Co., Ltd.	23,000	24,390
Sinyi Realty, Inc.	27,000	25,514
Sitronix Technology Corp.	157,000	1,161,828
Siward Crystal Technology Co., Ltd.	577,000	704,769
Solar Applied Materials Technology Corp.	90,000	106,416
Sonix Technology Co., Ltd.	27,000	43,650
Southeast Cement Co., Ltd.	19,000	11,341
Speed Tech Corp.	34,000	58,727
Spirox Corp.	15,000	13,662
Sporton International, Inc.	13,000	111,848
*Sports Gear Co., Ltd.	19,000	42,706
St Shine Optical Co., Ltd.	15,000	121,493
Standard Chemical & Pharmaceutical Co., Ltd.	14,000	34,701
Standard Foods Corp.	80,000	105,131
Stark Technology, Inc.	14,000	46,223
SunMax Biotechnology Co., Ltd.	4,000	35,911
Sunny Friend Environmental Technology Co., Ltd.	13,000	67,024
Sunonwealth Electric Machine Industry Co., Ltd.	88,000	150,567
Sunplus Technology Co., Ltd.	101,000	77,863
Sunrex Technology Corp.	36,000	52,052
Supreme Electronics Co., Ltd.	231,000	326,109
Swancor Holding Co., Ltd.	66,000	216,833
Symtek Automation Asia Co., Ltd.	9,000	32,788
Syncmold Enterprise Corp.	25,000	48,548
Synmosa Biopharma Corp.	2,202	3,424
Synnex Technology International Corp.	55,000	110,742
*Sysgration	27,000	37,853
Systex Corp.	15,000	39,815
T3EX Global Holdings Corp.	26,000	65,037
TA Chen Stainless Pipe	628,660	908,968
#Ta Ya Electric Wire & Cable	320,840	285,956
TA-I Technology Co., Ltd.	18,000	27,929
Taichung Commercial Bank Co., Ltd.	382,548	175,455
TaiDoc Technology Corp.	4,000	23,941
Taiflex Scientific Co., Ltd.	29,000	39,619
Taimide Tech, Inc.	24,000	26,153
Tainan Spinning Co., Ltd.	269,000	147,877
Tai-Saw Technology Co., Ltd.	46,000	43,093
Taishin Financial Holding Co., Ltd.	7,530,732	4,237,836
Taita Chemical Co., Ltd.	2,100	1,441
TAI-TECH Advanced Electronics Co., Ltd.	12,000	40,205
Taiwan Business Bank	798,333	362,259
Taiwan Cement Corp.	900,499	1,133,587
Taiwan Cogeneration Corp.	46,000	72,571
Taiwan Cooperative Financial Holding Co., Ltd.	713,270	620,638
Taiwan FamilyMart Co., Ltd.	4,000	27,324
Taiwan Fertilizer Co., Ltd.	151,000	290,285
*Taiwan Fire & Marine Insurance Co., Ltd.	38,000	26,267
Taiwan FU Hsing Industrial Co., Ltd.	35,000	49,410
Taiwan Glass Industry Corp.	88,000	58,109
Taiwan High Speed Rail Corp.	235,000	237,351
Taiwan Hon Chuan Enterprise Co., Ltd.	66,000	214,472
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	132,000	191,500
Taiwan Mask Corp.	87,000	226,397
Taiwan Mobile Co., Ltd.	241,000	811,369
Taiwan Navigation Co., Ltd.	133,000	136,277

77

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan Paiho, Ltd.	66,000	$119,795
Taiwan PCB Techvest Co., Ltd.	64,000	85,250
Taiwan Sakura Corp.	46,000	96,362
Taiwan Secom Co., Ltd.	56,000	197,642
Taiwan Semiconductor Co., Ltd.	181,000	539,894
Taiwan Semiconductor Manufacturing Co., Ltd.	3,980,000	64,990,160
Taiwan Shin Kong Security Co., Ltd.	51,000	68,265
Taiwan Styrene Monomer	97,000	53,008
Taiwan Surface Mounting Technology Corp.	106,000	339,628
Taiwan Taxi Co., Ltd.	5,000	19,598
*Taiwan TEA Corp.	132,000	98,326
#Taiwan Union Technology Corp.	512,000	1,105,857
Taiwan-Asia Semiconductor Corp.	41,000	46,811
Taiyen Biotech Co., Ltd.	10,000	10,881
*Tatung Co., Ltd.	187,000	198,299
TCI Co., Ltd.	15,000	101,244
Tehmag Foods Corp.	4,000	35,586
Test Research, Inc.	42,000	87,846
Test Rite International Co., Ltd.	1,000	673
Thinking Electronic Industrial Co., Ltd.	5,000	23,908
Thye Ming Industrial Co., Ltd.	21,000	30,637
Ton Yi Industrial Corp.	150,000	101,244
Tong Hsing Electronic Industries, Ltd.	37,200	205,104
Tong Yang Industry Co., Ltd.	1,126,000	1,745,268
Tong-Tai Machine & Tool Co., Ltd.	1,000	561
Topco Scientific Co., Ltd.	43,000	260,860
Topco Technologies Corp.	5,000	12,084
Topkey Corp.	15,000	98,073
Topoint Technology Co., Ltd.	15,000	14,125
Transcend Information, Inc.	21,000	48,500
Tripod Technology Corp.	104,000	389,038
TSC Auto ID Technology Co., Ltd.	4,000	30,512
TSRC Corp.	177,000	159,771
TTY Biopharm Co., Ltd.	46,000	115,065
Tung Ho Steel Enterprise Corp.	327,000	613,740
#Tung Thih Electronic Co., Ltd.	87,000	399,024
TURVO International Co., Ltd.	4,000	15,028
TXC Corp.	152,000	421,254
TYC Brother Industrial Co., Ltd.	1,016,000	974,937
*Tycoons Group Enterprise	45,000	14,257
Tyntek Corp.	37,000	21,844
Ultra Chip, Inc.	20,000	67,659
U-Ming Marine Transport Corp.	1,158,000	2,049,124
Unimicron Technology Corp.	287,000	1,353,664
Union Bank of Taiwan	230,451	120,688
Uni-President Enterprises Corp.	1,300,000	3,112,304
#*Unitech Printed Circuit Board Corp.	3,020,485	1,763,608
United Integrated Services Co., Ltd.	47,000	330,991
United Microelectronics Corp.	5,725,000	9,143,612
#United Microelectronics Corp., Sponsored ADR	57,600	462,528
*United Orthopedic Corp.	9,000	18,414
Universal Cement Corp.	79,000	72,723
*Universal Vision Biotechnology Co., Ltd.	6,150	80,220
Unizyx Holding Corp.	835,372	1,120,895
UPC Technology Corp.	101,000	49,116
Userjoy Technology Co., Ltd.	1,000	2,635
USI Corp.	171,000	141,839
Utechzone Co., Ltd.	8,000	23,082

78

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Vanguard International Semiconductor Corp.	497,000	$1,401,639
Ventec International Group Co., Ltd.	6,000	16,082
*Via Technologies, Inc.	14,000	33,699
Viking Tech Corp.	16,000	38,774
Visual Photonics Epitaxy Co., Ltd.	70,000	219,728
Voltronic Power Technology Corp.	11,000	629,747
#Wafer Works Corp.	1,008,000	1,416,463
Waffer Technology Corp.	21,000	65,372
Wah Lee Industrial Corp.	31,000	87,930
Walsin Lihwa Corp.	345,279	557,635
Walsin Technology Corp.	333,000	1,033,364
Walton Advanced Engineering, Inc.	43,000	18,883
Wan Hai Lines, Ltd.	202,150	427,413
Wei Chuan Foods Corp.	73,000	47,610
Weikeng Industrial Co., Ltd.	474,000	461,010
Well Shin Technology Co., Ltd.	9,000	16,277
Weltrend Semiconductor	31,000	48,200
Win Semiconductors Corp.	62,000	329,739
Winbond Electronics Corp.	767,000	647,431
Winstek Semiconductor Co., Ltd.	132,000	245,172
WinWay Technology Co., Ltd.	4,000	92,771
Wisdom Marine Lines Co., Ltd.	742,000	1,547,116
Wistron Corp.	647,000	978,629
#Wistron Information Technology & Services Corp.	33,000	131,495
Wistron NeWeb Corp.	390,000	1,172,188
Wiwynn Corp.	13,000	492,640
Wonderful Hi-Tech Co., Ltd.	70,000	74,116
*Wowprime Corp.	16,000	164,983
WPG Holdings, Ltd.	687,000	1,117,346
WT Microelectronics Co., Ltd.	36,000	77,756
XinTec, Inc.	30,000	95,633
Xxentria Technology Materials Corp.	35,000	75,937
Yageo Corp.	28,122	453,721
Yang Ming Marine Transport Corp.	1,119,000	2,296,785
*Yankey Engineering Co., Ltd.	10,000	92,706
#YC INOX Co., Ltd.	316,000	300,145
Yea Shin International Development Co., Ltd.	31,000	27,730
Yem Chio Co., Ltd.	103,000	57,460
Yeong Guan Energy Technology Group Co., Ltd.	12,000	30,798
YFC-Boneagle Electric Co., Ltd.	24,000	22,093
YFY, Inc.	280,000	280,524
Yieh Phui Enterprise Co., Ltd.	173,250	85,660
Youngtek Electronics Corp.	26,000	54,719
Yuanta Financial Holding Co., Ltd.	3,770,480	2,771,826
Yuanta Futures Co., Ltd.	7,000	11,704
Yuen Foong Yu Consumer Products Co., Ltd.	21,000	26,299
Yulon Motor Co., Ltd.	456,000	1,195,531
Yungshin Construction & Development Co., Ltd.	17,000	35,501
YungShin Global Holding Corp.	81,000	121,727
Zeng Hsing Industrial Co., Ltd.	10,297	37,346
Zenitron Corp.	38,000	39,863
Zero One Technology Co., Ltd.	114,000	216,189
Zhen Ding Technology Holding, Ltd.	141,000	511,393
Zig Sheng Industrial Co., Ltd.	38,000	12,793
*Zinwell Corp.	50,000	31,390
Zippy Technology Corp.	15,000	21,786
ZongTai Real Estate Development Co., Ltd.	73,000	117,422

TOTAL TAIWAN		302,874,870

79

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (1.7%)
AAPICO Hitech PCL - NVDR	214,700	$201,198
*Absolute Clean Energy PCL, Class F	147,600	8,645
*Absolute Clean Energy PCL, Class R	6,100	357
Advanced Info Service PCL	61,500	385,416
Advanced Info Service PCL, Class F	26,200	164,194
Advanced Information Technology PCL - NVDR	2,500	377
Advanced Information Technology PCL, Class F	181,700	27,403
*Airports of Thailand PCL - NVDR	122,500	262,775
*Airports of Thailand PCL, Class F	101,500	217,728
AJ Plast PCL	89,400	27,228
AJ Plast PCL - NVDR	1,000	304
Amata Corp. PCL	201,800	137,695
Amata Corp. PCL, Class F	148,500	101,327
*Ananda Development PCL - NVDR	7,500	257
*Ananda Development PCL, Class F	271,400	9,299
AP Thailand PCL	2,686,200	991,174
*Aqua Corp. PCL	11,700	182
Asia Green Energy PCL	2,090	166
Asia Plus Group Holdings PCL - NVDR	8,100	645
Asia Plus Group Holdings PCL, Class F	608,500	48,470
Asian Insulators PCL - NVDR	1,200	197
Asian Sea Corp. PCL - NVDR	7,700	2,368
Asian Sea Corp. PCL, Class F	51,900	15,959
Asiasoft Corp. PCL	22,600	9,729
Asiasoft Corp. PCL, Class F	23,200	9,987
*Asset World Corp. PCL	13,500	2,095
*Asset World Corp. PCL, Class F	142,300	22,086
B Grimm Power PCL - NVDR, Class R	1,000	1,135
B Grimm Power PCL, Class F	29,500	33,476
Bangchak Corp. PCL	1,019,700	903,314
Bangkok Bank PCL	45,400	208,736
Bangkok Bank PCL, Class F	20,600	94,713
Bangkok Chain Hospital PCL	747,600	475,084
Bangkok Dusit Medical Services PCL - NVDR	657,100	562,857
Bangkok Dusit Medical Services PCL, Class F	135,000	115,638
Bangkok Expressway & Metro PCL - NVDR, Class R	9,700	2,514
Bangkok Expressway & Metro PCL, Class F	477,100	123,650
Bangkok Insurance PCL - NVDR	100	837
Bangkok Insurance PCL, Class F	14,800	123,956
Bangkok Land PCL - NVDR	35,700	972
Bangkok Land PCL, Class F	3,766,300	102,574
Bangkok Life Assurance PCL - NVDR	600	492
*Bangkok Ranch PCL	2,200	187
Banpu PCL	5,503,800	1,466,713
Banpu Power PCL	48,300	19,237
Banpu Power PCL - NVDR	1,500	597
BCPG PCL	96,700	27,610
BCPG PCL	1,700	485
*BEC World PCL	234,600	53,587
*BEC World PCL - NVDR	2,600	594
Berli Jucker PCL - NVDR	27,100	30,951
Berli Jucker PCL, Class F	63,100	72,067
*Better World Green PCL	346,900	8,026
*Better World Green PCL - NVDR	11,100	257
BG Container Glass PCL - NVDR, Class R	800	231
BTS Group Holdings PCL	92,000	20,745
BTS Group Holdings PCL - NVDR	117,400	26,473
Bumrungrad Hospital PCL - NVDR	26,800	186,790

80

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Bumrungrad Hospital PCL, Class F	35,800	$249,518
Business Online PCL, Class F	2,800	820
Cal-Comp Electronics Thailand PCL	480,227	28,689
Cal-Comp Electronics Thailand PCL - NVDR	10,616	634
Carabao Group PCL	500	1,047
Carabao Group PCL, Class F	13,200	27,639
Central Pattana PCL - NVDR	38,400	76,468
Central Pattana PCL, Class F	54,200	107,932
*Central Plaza Hotel PCL - NVDR	400	641
*Central Plaza Hotel PCL, Class F	37,500	60,125
Central Retail Corp. PCL, Class F	140,600	184,255
Central Retail Corp. PCL, Class R	31,000	40,625
CH Karnchang PCL - NVDR	77,500	47,888
CH Karnchang PCL, Class F	190,300	117,588
Charoen Pokphand Foods PCL	470,500	279,703
Charoen Pokphand Foods PCL, Class F	48,500	28,832
Chularat Hospital PCL	192,400	19,720
Chularat Hospital PCL	460,000	47,148
CK Power PCL - NVDR	4,100	459
Com7 PCL	21,700	16,046
Com7 PCL, Class F	92,800	68,620
*Country Group Development PCL - NVDR	16,200	180
*CP ALL PCL - NVDR	91,000	172,553
*CP ALL PCL, Class F	99,100	187,912
Delta Electronics Thailand PCL	199,000	423,962
Delta Electronics Thailand PCL - NVDR	1,000	2,131
Diamond Building Products PCL - NVDR	1,300	295
Dohome PCL	1,275	482
Dohome PCL, Class F	24,968	9,432
Don Muang Tollway PCL, Class F	25,500	9,335
Dynasty Ceramic PCL - NVDR	11,200	741
Dynasty Ceramic PCL, Class F	297,800	19,709
*Earth Tech Environment PCL	154,800	16,501
Eastern Polymer Group PCL	155,800	33,991
Eastern Polymer Group PCL - NVDR	2,900	633
Eastern Water Resources Development and Management PCL	2,500	363
Eastern Water Resources Development and Management PCL, Class F	132,900	19,304
Ekachai Medical Care PCL	79,600	18,998
Ekachai Medical Care PCL - NVDR	12,232	2,919
Electricity Generating PCL	5,400	24,749
Electricity Generating PCL - NVDR	300	1,375
Energy Absolute PCL	52,000	103,170
Energy Absolute PCL	14,000	27,777
Esso Thailand PCL	584,300	148,866
Exotic Food PCL	400	150
#Exotic Food PCL, Class F	31,600	11,845
Forth Corp. PCL	2,900	2,357
Forth Corp. PCL	16,300	13,246
Forth Smart Service PCL - NVDR	113,200	30,498
Forth Smart Service PCL, Class F	53,300	14,360
Frasers Property Thailand PCL - NVDR, Class R	1,000	445
GFPT PCL	60,900	19,083
GFPT PCL - NVDR	62,700	19,647
Global Green Chemicals PCL - NVDR	700	264
Global Power Synergy PCL - NVDR	4,000	7,497
Global Power Synergy PCL, Class F	27,100	50,791
Gulf Energy Development PCL, Class F	82,400	122,463
Gulf Energy Development PCL, Class R	68,700	102,102

81

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Gunkul Engineering PCL	101,800	$11,269
Gunkul Engineering PCL	156,000	17,269
Haad Thip PCL - NVDR	200	195
Hana Microelectronics PCL	372,700	452,948
Home Product Center PCL	664,000	272,231
Ichitan Group PCL - NVDR	1,600	595
Ichitan Group PCL, Class F	155,400	57,796
Indorama Ventures PCL - NVDR	9,100	9,061
Indorama Ventures PCL, Class F	311,700	310,354
*Interlink Telecom PCL	192,900	16,947
*Interlink Telecom PCL	2,200	193
Intouch Holdings PCL - NVDR	400	879
IRPC PCL	8,227,600	568,625
*Italian-Thai Development PCL - NVDR	16,700	685
*Italian-Thai Development PCL, Class F	1,036,400	42,491
*Jasmine International PCL	883,500	48,124
Jaymart Group Holdings PCL, Class R	111,600	64,710
*JSP Property PCL	10,405,000	283,378
Jubilee Enterprise PCL - NVDR	300	217
JWD Infologistics PCL	22,700	11,966
Karmarts PCL - NVDR	837,400	201,089
Karmarts PCL, Class F	112,700	27,063
KCE Electronics PCL	80,800	89,916
KCE Electronics PCL, Class F	16,900	18,807
KGI Securities Thailand PCL	5,500	728
KGI Securities Thailand PCL, Class F	317,200	41,987
Khon Kaen Sugar Industry PCL - NVDR	5,200	527
Khon Kaen Sugar Industry PCL, Class F	621,100	62,933
Kiatnakin Phatra Bank PCL - NVDR	2,700	4,744
Kiatnakin Phatra Bank PCL, Class F	12,200	21,436
Krung Thai Bank PCL - NVDR	72,600	38,269
Krungthai Card PCL	79,000	122,037
Ladprao General Hospital PCL	1,300	213
Lalin Property PCL - NVDR	1,500	382
Land & Houses PCL	526,400	151,072
Land & Houses PCL, Class F	36,700	10,533
Lanna Resources PCL	900	382
Lanna Resources PCL	37,400	15,881
*LH Financial Group PCL - NVDR, Class R	4,900	153
*LH Financial Group PCL, Class F	639,800	20,048
*Loxley PCL - NVDR	4,900	286
LPN Development PCL	4,000	537
LPN Development PCL	419,700	56,292
Major Cineplex Group PCL	38,100	18,075
*Master Ad PCL	12,300	180
MBK PCL	198,100	83,539
MBK PCL - NVDR	2,300	970
MC Group PCL	1,400	418
MC Group PCL, Class F	39,700	11,859
MCS Steel PCL	110,200	28,076
MCS Steel PCL - NVDR	1,800	459
Mega Lifesciences PCL	51,400	61,715
Mega Lifesciences PCL	1,000	1,201
Minor International PCL - NVDR	831,200	766,756
Minor International PCL, Class F	140,100	129,238
MK Restaurants Group PCL - NVDR	400	577
MK Restaurants Group PCL, Class F	8,100	11,683
*Nawarat Patanakarn PCL	7,500	145

82

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Netbay PCL - NVDR	300	$195
Noble Development PCL - NVDR	2,400	344
Noble Development PCL, Class F	74,000	10,619
Nonthavej Hospital PCL	200	233
Northeast Rubber PCL, Class R	537,100	77,700
*Nusasiri PCL	211,800	6,016
Origin Property PCL - NVDR	2,500	864
Origin Property PCL, Class F	194,700	67,281
Osotspa PCL - NVDR	27,800	24,016
Osotspa PCL, Class F	90,300	78,010
Plan B Media PCL - NVDR	329,300	78,594
Plan B Media PCL, Class F	181,500	43,319
*Platinum Group PCL (The) - NVDR	3,800	387
*Platinum Group PCL (The), Class F	278,500	28,382
Polyplex Thailand PCL	78,000	37,233
Polyplex Thailand PCL - NVDR	900	430
*Power Solution Technologies PCL - NVDR	5,500	224
*Praram 9 Hospital PCL, Class F	118,100	67,441
Precious Shipping PCL	939,100	341,016
Premier Marketing PCL - NVDR	700	172
Prima Marine PCL	59,900	10,788
Prima Marine PCL - NVDR, Class R	4,200	757
*Principal Capital PCL - NVDR	1,000	140
*Principal Capital PCL, Class F	80,000	11,198
*Property Perfect PCL	2,414,600	27,577
*Property Perfect PCL - NVDR	24,885	284
Pruksa Holding PCL	227,500	82,612
Pruksa Holding PCL - NVDR	2,400	872
PTG Energy PCL - NVDR	2,698,000	1,074,538
PTT Exploration & Production PCL	552,700	2,395,479
PTT Global Chemical PCL	218,100	265,060
PTT Oil & Retail Business PCL, Class F	32,800	21,324
PTT PCL	3,735,800	3,391,458
Quality Houses PCL - NVDR	475,100	32,835
Quality Houses PCL, Class F	1,139,900	78,781
*Rabbit Holdings PCL, Class F	1,116,800	24,202
*Rabbit Holdings PLC	11,500	249
*Raimon Land PCL	9,400	179
Rajthanee Hospital PCL - NVDR	400	334
Ratch Group PCL - NVDR	16,250	17,964
Ratchaphruek Hospital PCL	1,500	257
Regional Container Lines PCL, Class F	25,200	17,859
Rojana Industrial Park PCL - NVDR	2,900	531
Rojana Industrial Park PCL, Class F	254,600	46,599
RS PCL	40,700	17,402
RS PCL - NVDR	58,740	25,115
*S Hotels & Resorts PCL - NVDR	142,500	14,522
*S Hotels & Resorts PCL, Class F	294,300	29,992
Sabina PCL	15,700	12,874
Sabina PCL - NVDR	500	410
Sahamitr Pressure Container PCL - NVDR	800	260
*Samart Corp. PCL	201,300	23,462
*Samart Corp. PCL - NVDR	1,500	175
Sansiri PCL	545,200	30,335
Sansiri PCL - NVDR	29,937,600	1,665,757
Sappe PCL - NVDR	400	729
Sappe PCL, Class F	28,900	52,684
SC Asset Corp. PCL	563,400	71,606

83

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
SC Asset Corp. PCL - NVDR	5,300	$674
SCG Packaging PCL	9,600	12,370
SCG Packaging PCL, Class F	60,200	77,569
SCGJWD Logistics PCL	150,300	79,227
Sena Development PCL - NVDR	1,900	193
Sermsang Power Corp. Co., Ltd.	86,700	23,232
Sermsang Power Corp. Co., Ltd., Class R	1,210	324
*Seven Utilities and Power PLC, Class R	1,322,900	22,857
Siam Cement PCL (The) - NVDR	25,400	233,563
Siam City Cement PCL - NVDR	300	1,182
Siam City Cement PCL, Class F	19,900	78,382
Siam Global House PCL	41,143	20,603
Siam Global House PCL	43,539	21,803
Siamgas & Petrochemicals PCL	128,400	32,901
Siamgas & Petrochemicals PCL - NVDR	2,400	615
Sikarin PCL - NVDR	1,800	477
Sikarin PCL, Class F	32,200	8,534
Singha Estate PCL	423,100	20,072
Singha Estate PCL - NVDR	10,000	474
Sino-Thai Engineering & Construction PCL - NVDR	101,100	34,344
Sino-Thai Engineering & Construction PCL, Class F	119,500	40,594
SiS Distribution Thailand PCL, Class F	14,300	8,711
*SKY ICT PCL	1,500	1,054
*SKY ICT PCL, Class F	38,900	27,340
SNC Former PCL - NVDR	800	316
SNC Former PCL, Class F	76,800	30,362
Somboon Advance Technology PCL - NVDR	1,000	577
Somboon Advance Technology PCL, Class F	38,200	22,038
SPCG PCL	52,700	19,600
SPCG PCL - NVDR	1,800	669
Sri Trang Agro-Industry PCL	269,200	155,304
Sri Trang Gloves Thailand PCL, Class F	300,700	80,134
Srivichai Vejvivat PCL	131,900	33,026
Srivichai Vejvivat PCL - NVDR	1,300	326
Star Petroleum Refining PCL	85,900	24,401
Star Petroleum Refining PCL	143,700	40,820
*»STARK Corp. PCL	104,700	7,297
Stars Microelectronics Thailand PCL	85,200	10,230
Stars Microelectronics Thailand PCL - NVDR	1,600	192
Supalai PCL	301,700	187,306
Super Energy Corp. PCL - NVDR, Class R	32,600	573
Super Energy Corp. PCL, Class F	4,879,900	85,744
Susco PCL - NVDR	532,200	52,678
SVI PCL - NVDR	900	250
Synnex Thailand PCL	17,000	6,422
Synnex Thailand PCL	700	264
Syntec Construction PCL - NVDR	3,700	179
Syntec Construction PCL, Class F	391,600	18,922
TAC Consumer PCL	56,100	9,200
TAC Consumer PCL - NVDR	900	147
Taokaenoi Food & Marketing PCL, Class F	90,100	24,406
Tata Steel Thailand PCL	9,700	298
Tata Steel Thailand PCL, Class F	884,600	27,200
Thai Nakarin Hospital PCL - NVDR	300	321
Thai Oil PCL	110,236	150,113
Thai Oil PCL	77,700	105,807
*Thai Reinsurance PCL - NVDR	5,600	166
*Thai Solar Energy PCL - NVDR	1,500	91

84

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
#Thai Union Group PCL - NVDR	3,038,400	$1,227,906
Thai Vegetable Oil PCL - NVDR	1,980	1,522
Thai Vegetable Oil PCL, Class F	153,920	118,322
Thai Wah PCL - NVDR	1,600	214
Thaicom PCL	171,100	60,127
Thaicom PCL	2,400	843
Thaifoods Group PCL - NVDR	5,100	769
Thaifoods Group PCL, Class F	318,500	48,035
Thaire Life Assurance PCL, Class F	82,800	11,251
Thaitheparos PCL - NVDR	300	288
Thanachart Capital PCL - NVDR	1,800	2,280
Thanachart Capital PCL, Class F	22,400	28,371
Thonburi Healthcare Group PCL, Class F	24,200	47,482
Thonburi Healthcare Group PCL, Class R	8,400	16,481
Thoresen Thai Agencies PCL - NVDR	450,200	94,925
Tipco Asphalt PCL - NVDR	2,400	1,413
Tipco Asphalt PCL, Class F	193,400	113,840
Tisco Financial Group PCL - NVDR	900	2,379
Tisco Financial Group PCL, Class F	17,200	45,459
TKS Technologies PCL	36,700	10,479
TKS Technologies PCL - NVDR	178,500	50,966
TMBThanachart Bank PCL	1,869,800	79,397
TMBThanachart Bank PCL - NVDR	34,000	1,444
TMT Steel PCL - NVDR, Class R	1,100	245
TOA Paint Thailand PCL	12,200	10,450
TOA Paint Thailand PCL - NVDR	1,000	857
TPI Polene PCL - NVDR	19,900	874
TPI Polene PCL, Class F	1,789,300	78,599
TPI Polene Power PCL	208,600	20,281
TPI Polene Power PCL - NVDR	9,000	875
TQM Alpha PCL, Class F	52,500	39,205
TQM Alpha PCL, Class R	7,700	5,750
Triple i Logistics PCL	82,000	29,777
*True Corp. PCL, Class R	700,208	163,018
*TTCL PCL	77,800	9,159
*TTCL PCL - NVDR	1,600	188
TTW PCL	244,700	61,986
TTW PCL - NVDR	2,800	709
Union Auction PCL - NVDR	600	160
*Unique Engineering & Construction PCL - NVDR	1,900	204
United Paper PCL	76,900	27,024
United Paper PCL - NVDR, Class R	1,100	386
*United Power of Asia PCL	2,150,200	17,001
Univanich Palm Oil PCL - NVDR	2,100	455
Univanich Palm Oil PCL, Class F	104,600	22,667
Vanachai Group PCL - NVDR	1,700	238
Vanachai Group PCL, Class F	64,700	9,057
VGI PCL	156,700	15,419
WHA Corp. PCL - NVDR	81,600	10,514
WHA Corp. PCL, Class F	1,005,000	129,497
WHA Utilities and Power PCL - NVDR	2,300	251
WICE Logistics PCL - NVDR	283,700	69,788
Workpoint Entertainment PCL, Class F	64,100	30,222
*Xspring Capital PCL, Class F	284,900	8,760
*Ziga Innovation PCL	310,400	19,089

TOTAL THAILAND		29,405,469

TURKEY — (0.9%)
Agesa Hayat ve Emeklilik A/S	100	152

85

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Akbank TAS	2,687,614	$2,217,999
Aksa Akrilik Kimya Sanayii A/S	91,873	310,129
Aksa Enerji Uretim A/S	12,405	17,847
Alarko Holding A/S	3,900	11,811
*Albaraka Turk Katilim Bankasi A/S	233,721	31,246
Alkim Alkali Kimya A/S	28,924	40,958
*Anadolu Anonim Turk Sigorta Sirketi	30,106	27,818
Anadolu Efes Biracilik Ve Malt Sanayii A/S	24,800	80,273
Anadolu Hayat Emeklilik A/S	196	151
Arcelik A/S	4,644	23,127
Aselsan Elektronik Sanayi Ve Ticaret A/S	12,234	28,131
*Aydem Yenilenebilir Enerji AS	15,385	10,355
Aygaz A/S	1,080	3,609
*Banvit Bandirma Vitaminli Yem Sanayii A/S	16	60
*Baticim Bati Anadolu Cimento Sanayii A/S	9,361	15,768
Bera Holding A/S	393,818	205,735
BIM Birlesik Magazalar A/S	103,384	830,336
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	92	564
Borusan Yatirim ve Pazarlama A/S	64	2,808
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	72	160
*Bursa Cimento Fabrikasi A/S	123,768	33,729
Cemtas Celik Makina Sanayi Ve Ticaret A/S	10,371	20,925
Cimsa Cimento Sanayi VE Ticaret A/S	13,532	59,003
Coca-Cola Icecek AS	8,348	101,086
*Deva Holding A/S	1,171	2,348
Dogus Otomotiv Servis ve Ticaret A/S	52	327
EGE Endustri VE Ticaret A/S	554	129,414
EGE Gubre Sanayii A/S	48	170
ΩEnerjisa Enerji A/S	11,814	16,912
Enka Insaat ve Sanayi AS	20,860	29,325
*Erbosan Erciyas Boru Sanayii ve Ticaret A/S	1,662	10,084
*Eregli Demir ve Celik Fabrikalari TAS	204,407	348,312
Esenboga Elektrik Uretim AS	1,758	4,823
*Fenerbahce Futbol A/S	68	180
Ford Otomotiv Sanayi A/S	7,234	199,892
*Global Yatirim Holding A/S	168,633	65,378
GSD Holding AS	157,707	21,570
*Gubre Fabrikalari TAS	1,750	18,186
*Hektas Ticaret TAS	42,658	59,091
*Ihlas Holding A/S	4,548	178
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	1,606	1,469
Is Yatirim Menkul Degerler A/S	14,520	32,790
*Izmir Demir Celik Sanayi A/S	173,014	42,168
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	3,073,075	2,367,034
*Karel Elektronik Sanayi ve Ticaret A/S	379	313
*Karsan Otomotiv Sanayii VE Ticaret A/S	56,746	24,801
Kartonsan Karton Sanayi ve Ticaret A/S	44	148
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A/S	3,320	191
KOC Holding A/S	106,224	413,191
Kordsa Teknik Tekstil A/S	10,170	33,624
Koza Altin Isletmeleri A/S	45,465	44,137
Logo Yazilim Sanayi Ve Ticaret A/S	3,910	11,962
ΩMavi Giyim Sanayi Ve Ticaret A/S, Class B	18,357	99,014
*Migros Ticaret A/S	54,918	492,471
*ΩMLP Saglik Hizmetleri A/S	9,088	30,865
*NET Holding A/S	5,628	2,963
Nuh Cimento Sanayi A/S	4,614	30,628
*ODAS Elektrik Uretim ve Sanayi Ticaret A/S	631,545	193,540

86

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Otokar Otomotiv Ve Savunma Sanayi A/S	1,362	$58,827
*Oyak Cimento Fabrikalari A/S	21,951	34,086
*Pamukova Yenilenebilir Elektrik Uretim A/S	36	383
*Pegasus Hava Tasimaciligi A/S	28,039	639,693
*Peker Gayrimenkul Yatirim Ortakligi AS	98,654	28,508
*Petkim Petrokimya Holding A/S	379,343	253,568
*Reysas Tasimacilik ve Lojistik Ticaret A/S	496	724
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	32,357	48,349
*Sasa Polyester Sanayi A/S	14,467	74,090
Sekerbank Turk A/S	189,441	21,527
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	20,123	31,455
*Sok Marketler Ticaret A/S	57,053	97,512
*Tat Gida Sanayi A/S	188	191
*TAV Havalimanlari Holding A/S	10,250	37,130
Tekfen Holding A/S	38,253	56,647
*Teknosa Ic Ve Dis Ticaret A/S	392	331
Tofas Turk Otomobil Fabrikasi A/S	10,275	101,439
*Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	54,631	9,551
*Tukas Gida Sanayi ve Ticaret A/S	15,035	10,244
*Turk Hava Yollari AO	70,992	466,509
Turk Prysmian Kablo ve Sistemleri A/S	192	237
*Turk Telekomunikasyon A/S	86,476	72,344
Turk Traktor ve Ziraat Makineleri A/S	2,395	68,716
Turkcell Iletisim Hizmetleri AS	514,725	876,038
#Turkiye Garanti Bankasi AS	92,804	130,653
*Turkiye Halk Bankasi A/S	80,468	43,486
Turkiye Is Bankasi A/S	445,767	248,231
Turkiye Petrol Rafinerileri A/S	993,811	3,387,948
Turkiye Sise ve Cam Fabrikalari A/S	19,359	36,691
*Turkiye Vakiflar Bankasi TAO	133,083	58,849
*Ulker Biskuvi Sanayi A/S	35,090	54,128
Vestel Beyaz Esya Sanayi ve Ticaret A/S—NVDR	12,303	6,693
*Vestel Elektronik Sanayi ve Ticaret A/S	32,329	68,653
Yapi ve Kredi Bankasi AS	423,355	206,146
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	16,807	26,652
*Zorlu Enerji Elektrik Uretim A/S	59,519	13,557

TOTAL TURKEY		16,071,065

UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank PJSC	318,127	764,128
Abu Dhabi Islamic Bank PJSC	449,184	1,389,632
Abu Dhabi National Hotels	37,582	45,544
Abu Dhabi National Insurance Co. PSC	508	772
Abu Dhabi National Oil Co. for Distribution PJSC	76,673	91,665
Agthia Group PJSC	75,383	94,845
Air Arabia PJSC	940,927	561,174
*Ajman Bank PJSC	1,535,086	685,605
*AL Seer Marine Supplies & Equipment Co. LLC	20,105	41,995
AL Yah Satellite Communications Co-Pjsc-Yah Sat	40,311	28,213
Aldar Properties PJSC	604,247	888,599
Amanat Holdings PJSC	271,519	66,623
*Apex Investment Co. PSC	235,803	125,865
Aramex PJSC	159,180	141,753
*Arkan Building Materials Co.	1,194,507	500,964
Dana Gas PJSC	1,723,042	419,499
*Deyaar Development PJSC	250,371	36,137
Dubai Financial Market PJSC	443,632	181,222
Dubai Investments PJSC	592,793	395,518
Dubai Islamic Bank PJSC	1,178,735	1,784,795

87

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Emaar Development PJSC	436,172	$654,496
Emaar Properties PJSC	3,303,753	5,335,309
Emirates Driving Co.	5,026	34,821
Emirates Integrated Telecommunications Co. PJSC	57,515	79,099
Emirates NBD Bank PJSC	801,337	3,077,029
Emirates Telecommunications Group Co. PJSC	839,070	5,484,118
*Eshraq Investments PJSC	814,470	112,677
Fertiglobe PLC	327,528	342,513
First Abu Dhabi Bank PJSC	234,937	907,246
*Gulf Navigation Holding PJSC	439,375	142,390
*Gulf Pharmaceutical Industries PSC	1,044	276
Islamic Arab Insurance Co.	652	115
*Manazel PJSC	286,288	29,627
*Palms Sports PrJSC	165,419	445,982
*RAK Properties PJSC	225,569	38,086
Ras Al Khaimah Ceramics	113,940	81,297
*Union Properties PJSC	266,162	18,773

TOTAL UNITED ARAB EMIRATES		25,028,402

TOTAL COMMON STOCKS		1,692,729,776

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*Alpargatas SA, Preference	9,600	14,219
Banco Bradesco SA, Preference	496,900	1,375,629
Banco do Estado do Rio Grande do Sul SA, Preference B	56,637	120,455
Banco Pan SA	65,500	70,176
*Braskem SA, Preference A	5,300	20,965
Centrais Eletricas Brasileiras SA, Class B	20,000	145,557
Cia de Ferro Ligas da Bahia FERBASA, Preference	11,612	119,536
Cia de Saneamento do Parana, Preference	235,200	179,590
Cia de Transmissao de Energia Eletrica Paulista	20,900	96,294
Cia Energetica de Minas Gerais, Preference	169,389	418,153
Cia Paranaense de Energia, Preference B	221,100	354,442
Eucatex SA Industria e Comercio, Preference	100	173
Gerdau SA, Preference	51,975	261,597
Itau Unibanco Holding SA	910,100	4,715,271
Marcopolo SA, Preference	166,100	119,192
Petroleo Brasileiro SA	2,363,800	11,198,029
Randon SA Implementos e Participacoes, Preference	56,000	92,459
Schulz SA, Preference	14,000	12,257
*Taurus Armas SA	15,600	53,322
Track & Field Co. SA	4,300	8,836
Unipar Carbocloro SA	14,550	189,769
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	151,100	217,460

TOTAL BRAZIL		19,783,381

TOTAL PREFERRED STOCKS		19,783,381

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
*Brpr Corporate Offices Fdo De Inv Imob	382	4,487

TOTAL BRAZIL		4,487

TOTAL INVESTMENT COMPANY		4,487

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*3R PETROLEUM OLEO E GAS SA 5/22/2023	2,166	3,325
*Localiza Rent a Car SA 5/12/2023	80	275

TOTAL BRAZIL		3,600

88

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (0.0%)
*Xinyi Energy Holdings, Ltd. 5/24/2023	48,353	$—

TOTAL CHINA		—

MALAYSIA — (0.0%)
*Yinson Holdings BHD	7,902	1,054

TOTAL MALAYSIA		1,054

TAIWAN — (0.0%)
*<»Acer, Inc. 6/20/2023	214	—
*Taiwan Cogeneration 5/30/2023	6,247	3,696

TOTAL TAIWAN		3,696

THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/2026	1,100	9
*Better World Green PCL	57,816	—
*Better World Green Wts	1,850	—
*Eastern Power Group PCL 06/29/2025	350	2
*Kiatnakin Phatra Bank PCL	1,016	—
*Kiatnakin Phatra Bank PCL	225	—
*Kiatnakin Phatra Bank PCL	225	—
*Kiatnakin Phatra Bank PCL	1,016	—
*Master Ad PCL 09/04/2023	3,075	1
*Power Solution Technologies PCL 10/11/2025	1,833	11
*Sky ICT PCL 5/30/2023	1,945	627
*Sky ICT PCL 5/30/2023	75	24

TOTAL THAILAND		674

TOTAL RIGHTS/WARRANTS		9,024

TOTAL INVESTMENT SECURITIES — (99.6%)
(Cost $1,669,158,552)		1,712,526,668

SECURITIES LENDING COLLATERAL — (0.4%)
@§The DFA Short Term Investment Fund	658,446	7,615,121

TOTAL INVESTMENTS — (100.0%)
(Cost $1,676,773,673)		$1,720,141,789

*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

89

DIMENSIONAL GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.7%)
AUSTRALIA — (6.9%)
360 Capital Group, Ltd.	472	$232
Abacus Property Group	46,527	81,788
Arena REIT	17,357	42,785
Aspen Group, Ltd.	612	758
BWP Trust	203,348	521,405
Carindale Property Trust	128	372
Centuria Capital Group	47,586	53,932
Centuria Industrial REIT	249,171	513,755
Centuria Office REIT	299,392	281,941
Charter Hall Group	149,341	1,098,444
Charter Hall Long Wale REIT	270,933	778,852
Charter Hall Retail REIT	212,497	542,055
Charter Hall Social Infrastructure REIT	105,046	209,648
Cromwell Property Group	132,791	50,020
Dexus	381,421	1,961,046
Dexus Convenience Retail REIT	500	885
Dexus Industria REIT	81,097	149,525
Garda Property Group	632	501
GDI Property Group Partnership	146,962	69,441
Goodman Group	596,879	7,616,794
GPT Group (The)	679,871	1,981,385
Growthpoint Properties Australia, Ltd.	46,350	99,549
HMC Capital, Ltd.	16,337	42,322
HomeCo Daily Needs REIT	520,872	413,063
Hotel Property Investments, Ltd.	57,593	130,167
Ingenia Communities Group	130,033	366,932
Mirvac Group	1,401,289	2,231,765
*»National Storage REIT	44,044	72,766
National Storage REIT	522,104	862,583
Region RE, Ltd.	426,292	693,020
Scentre Group	1,823,919	3,471,376
Stockland	831,265	2,444,574
Vicinity, Ltd.	1,374,760	1,907,875
Waypoint REIT, Ltd.	260,416	449,171

TOTAL AUSTRALIA		29,140,727

BELGIUM — (1.3%)
Aedifica SA	13,467	1,126,215
Ascencio	28	1,558
Care Property Invest NV	11,162	168,083
*Cofinimmo SA	10,064	962,735
Home Invest Belgium SA	40	866
*Intervest Offices & Warehouses NV	11,255	232,854
*Montea NV	4,394	385,166
*Nextensa SA	641	33,968
*Retail Estates NV	5,576	413,675
*Vastned Belgium NV	8	269
Warehouses De Pauw CVA	60,063	1,798,309
Wereldhave Belgium Comm VA	12	651
Xior Student Housing NV	9,996	317,824

TOTAL BELGIUM		5,442,173

CANADA — (2.2%)
Allied Properties Real Estate Investment Trust	29,000	487,075

1

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Artis Real Estate Investment Trust	21,000	$109,002
Automotive Properties Real Estate Investment Trust	100	847
Boardwalk Real Estate Investment Trust	4,868	208,172
BSR Real Estate Investment Trust	1,600	21,128
BTB Real Estate Investment Trust	14,567	35,335
Canadian Apartment Properties REIT	33,800	1,236,816
Choice Properties Real Estate Investment Trust	41,200	444,716
Crombie Real Estate Investment Trust	37,600	427,481
CT Real Estate Investment Trust	49,000	581,295
Dream Industrial Real Estate Investment Trust	44,700	489,086
Dream Office Real Estate Investment Trust	7,390	72,630
European Residential Real Estate Investment Trust	10,200	24,893
Firm Capital Property Trust	100	403
First Capital Real Estate Investment Trust	60,700	712,038
Granite Real Estate Investment Trust	834	52,042
Granite Real Estate Investment Trust	500	31,062
H&R Real Estate Investment Trust	26,996	233,874
Inovalis Real Estate Investment Trust	200	506
Interrent Real Estate Investment Trust	39,868	380,955
Killam Apartment Real Estate Investment Trust	66,100	820,219
ΩMinto Apartment Real Estate Investment Trust	4,000	41,790
Morguard North American Residential Real Estate Investment Trust	3,200	40,133
Morguard Real Estate Investment Trust	100	392
Nexus Industrial REIT	5,200	38,033
NorthWest Healthcare Properties Real Estate Investment Trust	33,800	203,104
Plaza Retail REIT	200	606
Primaris Real Estate Investment Trust	44,300	436,370
PRO Real Estate Investment Trust	100	408
RioCan Real Estate Investment Trust	60,300	932,754
Slate Grocery REIT, Class U	5,236	51,152
SmartCentres Real Estate Investment Trust	52,800	1,019,173
True North Commercial Real Estate Investment Trust	9,700	21,956

TOTAL CANADA		9,155,446

CHINA — (0.0%)
China Merchants Commercial Real Estate Investment Trust	1,000	250
Spring Real Estate Investment Trust	3,000	902
Yuexiu Real Estate Investment Trust	808,000	212,038

TOTAL CHINA		213,190

FRANCE — (2.0%)
*Altarea SCA	594	77,906
ARGAN SA	4,130	322,813
*Carmila SA	10,927	185,052
Covivio Hotels SACA	104	1,935
Covivio SA	17,093	971,837
Gecina SA	15,743	1,753,664
ICADE	13,728	644,419
Klepierre SA	74,546	1,889,574
*Mercialys SA	50,202	505,456
*Societe de La Tour Eiffel	12	234
*Unibail-Rodamco-Westfield	37,736	2,022,196

TOTAL FRANCE		8,375,086

GERMANY — (0.1%)
*Deutsche Konsum REIT-AG	474	3,945
Hamborner REIT AG	28,200	222,599

TOTAL GERMANY		226,544

2

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
HONG KONG — (1.6%)
*Champion REIT	687,000	$286,181
Fortune Real Estate Investment Trust	1,002,000	837,351
Link REIT	885,820	5,777,651
Prosperity REIT	105,000	25,414
*Regal Real Estate Investment Trust	4,000	591
Sunlight Real Estate Investment Trust	65,000	25,172

TOTAL HONG KONG		6,952,360

IRELAND — (0.0%)
Irish Residential Properties REIT PLC	161,012	183,445

TOTAL IRELAND		183,445

ITALY — (0.0%)
*Immobiliare Grande Distribuzione Siiq SpA	19,704	64,607

TOTAL ITALY		64,607

JAPAN — (9.3%)
Activia Properties, Inc.	320	930,636
*Advance Logistics Investment Corp.	357	361,549
Advance Residence Investment Corp.	426	1,104,381
AEON REIT Investment Corp.	525	601,091
Comforia Residential REIT, Inc.	338	845,217
CRE Logistics REIT, Inc.	322	442,923
Daiwa House REIT Investment Corp.	676	1,437,242
*Daiwa Office Investment Corp.	82	355,906
Daiwa Securities Living Investments Corp.	999	848,855
ESCON Japan Reit Investment Corp.	89	73,336
Frontier Real Estate Investment Corp.	299	1,079,268
*Fukuoka REIT Corp.	338	405,605
Global One Real Estate Investment Corp.	172	133,012
GLP J-Reit	1,814	2,071,582
*Hankyu Hanshin REIT, Inc.	194	207,727
Health Care & Medical Investment Corp.	98	117,673
*Heiwa Real Estate REIT, Inc.	509	595,481
Hoshino Resorts REIT, Inc.	51	265,178
*Hulic Reit, Inc.	461	530,523
Ichigo Hotel REIT Investment Corp.	50	39,070
Ichigo Office REIT Investment Corp.	254	164,340
Industrial & Infrastructure Fund Investment Corp.	647	740,297
Invincible Investment Corp.	1,974	850,981
Japan Excellent, Inc.	280	239,357
Japan Hotel REIT Investment Corp.	1,479	834,188
Japan Logistics Fund, Inc.	338	801,777
Japan Metropolitan Fund Invest	2,559	1,869,941
Japan Prime Realty Investment Corp.	311	807,392
Japan Real Estate Investment Corp.	363	1,436,911
Kenedix Office Investment Corp.	342	754,753
Kenedix Residential Next Investment Corp.	581	910,553
Kenedix Retail REIT Corp.	338	607,415
*LaSalle Logiport REIT	751	891,283
Marimo Regional Revitalization REIT, Inc.	45	42,533
Mirai Corp.	1,316	438,779
*Mitsubishi Estate Logistics REIT Investment Corp.	265	812,525
Mitsui Fudosan Logistics Park, Inc.	308	1,155,862
Mori Hills REIT Investment Corp.	509	574,548
*Mori Trust Reit, Inc.	773	406,469
Nippon Accommodations Fund, Inc.	325	1,577,682
Nippon Building Fund, Inc.	635	2,658,172
Nippon Prologis REIT, Inc.	686	1,559,263

3

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
NIPPON REIT Investment Corp.	107	$250,674
Nomura Real Estate Master Fund, Inc.	1,507	1,760,832
NTT UD REIT Investment Corp.	231	222,407
*One REIT, Inc.	63	111,273
Orix JREIT, Inc.	982	1,267,841
Samty Residential Investment Corp.	95	80,861
*Sankei Real Estate, Inc.	106	65,236
Sekisui House Reit, Inc.	1,319	746,851
*SOSiLA Logistics REIT, Inc.	181	179,717
Star Asia Investment Corp.	254	103,902
Starts Proceed Investment Corp.	36	60,941
*Takara Leben Real Estate Investment Corp.	581	390,420
Tokyu REIT, Inc.	318	424,109
Tosei Reit Investment Corp.	35	33,364
United Urban Investment Corp.	895	992,509
*XYMAX REIT Investment Corp.	49	39,189

TOTAL JAPAN		39,311,402

KOREA, REPUBLIC OF — (0.1%)
E KOCREF CR-REIT Co., Ltd.	6,290	23,381
IGIS Residence REIT Co., Ltd.	4,054	11,404
IGIS Value Plus REIT Co., Ltd.	2,751	9,630
JR Global Reit	68,192	224,946
Koramco Energy Plus REIT	2,466	9,525
Miraeasset Maps Reit1 Co., Ltd.	9,789	25,928
Shinhan Alpha REIT Co., Ltd.	19,402	85,094

TOTAL KOREA, REPUBLIC OF		389,908

MALAYSIA — (0.1%)
Al-‘Aqar Healthcare REIT	900	254
Axis Real Estate Investment Trust	246,700	105,085
Capitaland Malaysia Trust	2,500	289
IGB Real Estate Investment Trust	286,600	112,443
KLCCP Stapled Group	15,800	24,902
Pavilion Real Estate Investment Trust	209,300	64,284
Sentral REIT	1,000	194
Sunway Real Estate Investment Trust	462,200	166,829
YTL Hospitality REIT	127,300	27,683

TOTAL MALAYSIA		501,963

MEXICO — (0.8%)
Asesor de Activos Prisma Sapi de CV	2,300	730
Concentradora Fibra Danhos SA de CV	1,300	1,724
*ΩConcentradora Fibra Hotelera Mexicana SA de CV	3,200	2,120
ΩFIBRA Macquarie Mexico	237,496	389,178
Fibra Uno Administracion SA de CV	1,068,000	1,470,654
Prologis Property Mexico SA de CV	183,200	630,775
TF Administradora Industrial S de RL de CV	410,300	766,512

TOTAL MEXICO		3,261,693

NETHERLANDS — (0.2%)
Eurocommercial Properties NV	21,597	518,347
NSI NV	1,782	41,019
Vastned Retail NV	44	1,003
Wereldhave NV	12,880	197,793

TOTAL NETHERLANDS		758,162

NEW ZEALAND — (0.5%)
Argosy Property, Ltd.	355,618	246,005
Goodman Property Trust	356,153	480,652

4

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Kiwi Property Group, Ltd.	591,325	$336,013
Precinct Properties New Zealand, Ltd.	430,708	329,873
Property For Industry, Ltd.	101,961	144,845
Stride Property Group	141,622	112,840
Vital Healthcare Property Trust	196,479	282,758

TOTAL NEW ZEALAND		1,932,986

SINGAPORE — (4.3%)
AIMS APAC REIT	183,800	188,739
CapitaLand Ascendas REIT	1,183,600	2,537,268
CapitaLand Ascott Trust	802,000	649,222
CapitaLand China Trust	453,300	377,141
CapitaLand Integrated Commercial Trust	1,856,700	2,825,095
CDL Hospitality Trusts	278,100	262,644
EC World Real Estate Investment Trust	1,200	256
ESR-LOGOS REIT	1,921,085	467,978
Far East Hospitality Trust	158,100	73,472
First Real Estate Investment Trust	397,900	80,526
*Frasers Centrepoint Trust	408,000	675,846
*Frasers Hospitality Trust	3,900	1,403
Frasers Logistics & Commercial Trust	1,167,900	1,181,775
IREIT Global	3,200	1,199
Keppel DC REIT	546,700	881,014
Keppel REIT	466,700	304,335
Lendlease Global Commercial REIT	3,797,300	1,992,362
Lippo Malls Indonesia Retail Trust	17,600	224
Manulife US Real Estate Investment Trust	738,600	132,210
Mapletree Industrial Trust	714,100	1,273,888
Mapletree Logistics Trust	1,184,200	1,544,435
Mapletree Pan Asia Commercial Trust	830,300	1,095,325
OUE Commercial Real Estate Investment Trust	7,000	1,705
Parkway Life Real Estate Investment Trust	126,400	367,599
Prime US REIT	85,100	22,126
Sabana Industrial Real Estate Investment Trust	4,500	1,484
Sasseur Real Estate Investment Trust	152,500	82,300
Starhill Global REIT	324,000	127,497
Suntec Real Estate Investment Trust	915,000	925,871

TOTAL SINGAPORE		18,074,939

SOUTH AFRICA — (0.6%)
Attacq, Ltd.	134,364	66,139
Emira Property Fund, Ltd.	1,072	589
Equites Property Fund, Ltd.	225,566	192,457
Fairvest, Ltd., Class B	4,916	833
Growthpoint Properties, Ltd.	1,240,047	863,378
*Hyprop Investments, Ltd.	138,273	241,550
Investec Property Fund, Ltd.	215,970	103,947
Octodec Investments, Ltd.	660	361
Redefine Properties, Ltd.	1,989,261	422,142
Resilient REIT, Ltd.	182,628	453,679
SA Corporate Real Estate, Ltd.	7,696	787
Stor-Age Property REIT, Ltd.	1,452	1,046
Vukile Property Fund, Ltd.	289,526	199,840

TOTAL SOUTH AFRICA		2,546,748

SPAIN — (0.4%)
Inmobiliaria Colonial Socimi SA	105,676	676,079
Lar Espana Real Estate Socimi SA	19,403	109,889
Merlin Properties Socimi SA	117,928	1,042,839

5

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)

TOTAL SPAIN		1,828,807

TAIWAN — (0.0%)
*Cathay No 1 REIT	57,000	$33,281

TOTAL TAIWAN		33,281

TURKEY — (0.2%)
*Akfen Gayrimenkul Yatirim Ortakligi AS	221,734	39,904
*Akis Gayrimenkul Yatirimi AS	139,461	30,835
Alarko Gayrimenkul Yatirim Ortakligi AS	6,226	18,808
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	738,841	228,320
*Halk Gayrimenkul Yatirim Ortakligi AS	77,100	14,866
*Is Gayrimenkul Yatirim Ortakligi AS	434,597	183,910
*Ozak Gayrimenkul Yatirim Ortakligi	114,303	63,063
*Reysas Gayrimenkul Yatirim Ortakligi AS	76,416	42,200
*Servet Gayrimenkul Yatirim Ortakligi AS	5,595	43,211
*Torunlar Gayrimenkul Yatirim Ortakligi AS	46,016	31,445
*Vakif Gayrimenkul Yatirim Ortakligi AS	89,654	13,092
Yeni Gimat Gayrimenkul Ortakligi AS	796	1,378

TOTAL TURKEY		711,032

UNITED KINGDOM — (5.1%)
ABRDN PROPERTY INCOME TRUST, LTD.	129,954	89,836
Assura PLC	1,063,834	680,599
Balanced Commercial Property Trust, Ltd.	182,164	188,664
Big Yellow Group PLC	62,842	966,788
British Land Co. PLC (The)	316,408	1,591,565
Civitas Social Housing PLC	217,604	145,779
CLS Holdings PLC	38,873	66,253
CT Property Trust, Ltd.	83,256	69,065
Custodian Property, Inc.ome Reit PLC	150,492	178,750
Derwent London PLC	36,220	1,093,506
Ediston Property Investment Co. PLC	75,482	61,857
Empiric Student Property PLC	216,928	251,934
Great Portland Estates PLC	77,510	519,747
#Hammerson PLC	1,436,200	506,527
Helical PLC	39,938	150,594
Impact Healthcare REIT PLC	116,176	143,101
Land Securities Group PLC	253,148	2,145,176
LondonMetric Property PLC	335,256	811,582
LXI REIT PLC	585,780	776,024
NewRiver REIT PLC	105,940	107,856
Palace Capital PLC	14,196	39,076
Picton Property Income, Ltd.	128,910	123,626
Primary Health Properties PLC	456,502	611,072
PRS REIT PLC (The)	187,468	203,111
ΩRegional REIT, Ltd.	147,868	103,150
ΩResidential Secure Income PLC	66,560	55,550
Safestore Holdings PLC	76,834	956,550
Schroder Real Estate Investment Trust, Ltd.	167,526	97,701
Segro PLC	430,933	4,521,598
Shaftesbury Capital PLC	347,253	514,152
Target Healthcare REIT PLC	195,367	189,569
Town Centre Securities PLC	9,802	17,495
ΩTriple Point Social Housing Reit PLC	96,015	56,780
Tritax Big Box REIT PLC	672,078	1,310,181
UK Commercial Property REIT, Ltd.	143,481	96,663
UNITE Group PLC (The)	127,600	1,538,045
Urban Logistics REIT PLC	127,659	226,882

6

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Warehouse Reit PLC	145,164	$199,607
Workspace Group PLC	51,768	310,630

TOTAL UNITED KINGDOM		21,716,641

UNITED STATES — (64.0%)
Acadia Realty Trust	22,561	304,799
Agree Realty Corp.	20,781	1,412,900
Alexander’s, Inc.	676	125,783
Alexandria Real Estate Equities, Inc.	37,092	4,606,085
Alpine Income Property Trust, Inc.	32	515
American Assets Trust, Inc.	12,224	222,477
American Homes 4 Rent, Class A	74,556	2,479,733
American Tower Corp.	108,644	22,205,747
Americold Realty Trust, Inc.	62,758	1,857,009
Apartment Income REIT Corp.	35,102	1,298,072
Apartment Investment and Management Co.	35,995	281,841
Apple Hospitality REIT, Inc.	50,981	759,107
AvalonBay Communities, Inc.	32,561	5,873,028
*Bluerock Homes Trust, Inc.	8	158
Boston Properties, Inc.	34,631	1,847,910
Braemar Hotels & Resorts, Inc.	5,987	22,751
Brandywine Realty Trust	40,863	160,592
Brixmor Property Group, Inc.	69,832	1,489,517
Broadstone Net Lease, Inc.	42,231	682,875
BRT Apartments Corp.	32	555
Camden Property Trust	23,500	2,586,175
CareTrust REIT, Inc.	23,295	454,020
Centerspace	3,706	208,944
Chatham Lodging Trust	10,979	112,425
City Office REIT, Inc.	3,664	21,324
Clipper Realty, Inc.	32	168
Community Healthcare Trust, Inc.	5,802	207,654
Corporate Office Properties Trust	26,663	610,316
Cousins Properties, Inc.	35,592	776,262
Creative Media & Community Trust Corp.	36	161
Crown Castle, Inc.	100,361	12,353,435
CTO Realty Growth, Inc.	3,296	55,505
CubeSmart	52,221	2,375,533
DiamondRock Hospitality Co.	49,788	403,781
Digital Realty Trust, Inc.	67,754	6,717,809
Douglas Emmett, Inc.	41,736	537,560
Easterly Government Properties, Inc.	20,467	287,971
EastGroup Properties, Inc.	10,166	1,693,249
Elme Communities	20,770	357,867
Empire State Realty Trust, Inc.	32,422	198,098
EPR Properties	17,825	747,937
Equinix, Inc.	21,638	15,667,643
Equity Commonwealth	25,973	538,161
Equity LifeStyle Properties, Inc.	41,076	2,830,136
Equity Residential	83,511	5,282,071
Essential Properties Realty Trust, Inc.	34,311	849,197
Essex Property Trust, Inc.	15,007	3,297,488
Extra Space Storage, Inc.	31,212	4,745,472
Federal Realty Investment Trust	16,987	1,679,844
First Industrial Realty Trust, Inc.	30,773	1,614,659
Four Corners Property Trust, Inc.	20,155	514,154
Gaming and Leisure Properties, Inc.	61,194	3,182,088
Getty Realty Corp.	9,668	322,234
Gladstone Commercial Corp.	9,380	111,997

7

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED STATES — (Continued)
Global Medical REIT, Inc.	14,760	$136,973
Global Net Lease, Inc.	24,620	277,221
Healthcare Realty Trust, Inc.	88,512	1,750,767
Healthpeak Properties, Inc.	126,007	2,768,374
Hersha Hospitality Trust, Class A	8,083	50,923
Highwoods Properties, Inc.	24,937	571,556
Host Hotels & Resorts, Inc.	166,317	2,689,346
Hudson Pacific Properties, Inc.	33,420	185,815
Independence Realty Trust, Inc.	52,390	872,294
Innovative Industrial Properties, Inc.	2,742	187,964
InvenTrust Properties Corp.	15,975	360,236
Invitation Homes, Inc.	142,268	4,747,483
Iron Mountain, Inc.	67,679	3,738,588
JBG SMITH Properties	24,326	347,132
Kilroy Realty Corp.	26,255	767,696
Kimco Realty Corp.	143,995	2,763,264
Kite Realty Group Trust	50,925	1,055,166
Lamar Advertising Co., Class A	20,311	2,146,466
Life Storage, Inc.	19,746	2,653,467
LTC Properties, Inc.	9,644	322,592
LXP Industrial Trust	66,795	627,873
Macerich Co. (The)	51,127	510,759
#Medical Properties Trust, Inc.	138,981	1,218,863
Mid-America Apartment Communities, Inc.	26,934	4,142,449
National Health Investors, Inc.	10,267	510,989
National Retail Properties, Inc.	41,884	1,821,954
National Storage Affiliates Trust	19,933	768,417
Necessity Retail REIT, Inc. (The)	31,978	176,199
NETSTREIT Corp.	13,267	241,725
NexPoint Residential Trust, Inc.	5,419	232,638
Office Properties Income Trust	10,958	71,446
Omega Healthcare Investors, Inc.	54,545	1,459,624
One Liberty Properties, Inc.	4,044	89,049
Orion Office REIT, Inc.	18,354	112,694
Outfront Media, Inc.	33,815	563,358
Paramount Group, Inc.	41,773	180,877
Park Hotels & Resorts, Inc.	53,142	640,361
Pebblebrook Hotel Trust	30,771	437,871
Phillips Edison & Co., Inc.	15,138	477,453
Physicians Realty Trust	54,962	792,552
Piedmont Office Realty Trust, Inc., Class A	29,310	190,808
Plymouth Industrial REIT, Inc.	10,175	205,942
Postal Realty Trust, Inc., Class A	48	738
Prologis, Inc.	214,568	26,874,642
Public Storage	36,743	10,832,939
Realty Income Corp.	148,670	9,342,423
Regency Centers Corp.	35,887	2,204,538
Retail Opportunity Investments Corp.	29,574	385,349
Rexford Industrial Realty, Inc.	45,573	2,541,606
RLJ Lodging Trust	38,463	388,476
RPT Realty	20,378	189,515
Ryman Hospitality Properties, Inc.	12,204	1,094,211
Sabra Health Care REIT, Inc.	54,864	625,450
Saul Centers, Inc.	3,340	120,340
SBA Communications Corp.	24,843	6,481,290
Service Properties Trust	39,352	345,117
Simon Property Group, Inc.	76,074	8,620,706
SITE Centers Corp.	45,188	557,620

8

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED STATES — (Continued)
SL Green Realty Corp.	15,271	$361,465
Spirit Realty Capital, Inc.	32,636	1,255,181
STAG Industrial, Inc.	41,700	1,412,379
Summit Hotel Properties, Inc.	25,543	164,497
Sun Communities, Inc.	28,552	3,966,729
Sunstone Hotel Investors, Inc.	49,791	474,508
Tanger Factory Outlet Centers, Inc.	25,240	494,956
Terreno Realty Corp.	18,221	1,122,231
UDR, Inc.	76,038	3,142,651
UMH Properties, Inc.	12,623	191,870
Uniti Group, Inc.	64,710	221,308
Universal Health Realty Income Trust	3,042	132,327
Urban Edge Properties	27,888	409,117
Urstadt Biddle Properties, Inc., Class A	7,008	120,678
Ventas, Inc.	91,945	4,417,957
VICI Properties, Inc.	233,387	7,921,155
Vornado Realty Trust	38,218	573,652
#Welltower, Inc.	114,160	9,043,755
Whitestone REIT	11,171	99,980
WP Carey, Inc.	48,768	3,618,586
Xenia Hotels & Resorts, Inc.	26,835	339,731

TOTAL UNITED STATES		270,929,689

TOTAL COMMON STOCKS		421,750,829

TOTAL INVESTMENT SECURITIES — (99.7%)
(Cost $424,729,149)		421,750,829

SECURITIES LENDING COLLATERAL — (0.3%)
@§The DFA Short Term Investment Fund	116,848	1,351,379

TOTAL INVESTMENTS — (100.0%)
(Cost $426,080,528)		$423,102,208

»	Securities that have generally been fair value factored
*	Non-Income Producing Securities Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid
Ω	based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

9

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (9.1%)
*Alphabet, Inc., Class A	58,679	$6,298,604
*Alphabet, Inc., Class C	53,238	5,761,416
*Altice USA, Inc., Class A	4,882	17,087
*AMC Networks, Inc., Class A	309	5,466
*Angi, Inc.	32	74
AT&T, Inc.	6,434	113,689
*Boston Omaha Corp., Class A	12	246
*Bumble, Inc., Class A	3,483	63,425
Cable One, Inc.	191	144,856
*Cargurus, Inc.	915	15,043
*Cars.com, Inc.	3,281	64,209
*Charter Communications, Inc., Class A	888	327,406
#*Cinemark Holdings, Inc.	1,370	23,126
*Clear Channel Outdoor Holdings, Inc.	138	175
Comcast Corp., Class A	60,594	2,506,774
DallasNews Corp.	4	17
*DHI Group, Inc.	16	59
*DISH Network Corp., Class A	1,181	8,869
*EchoStar Corp., Class A	16	273
Electronic Arts, Inc.	4,317	549,468
*Emerald Holding, Inc.	20	74
*Endeavor Group Holdings, Inc., Class A	679	17,505
Entravision Communications Corp., Class A	16	100
*Eventbrite, Inc., Class A	24	174
*EverQuote, Inc., Class A	12	84
*EW Scripps Co. (The), Class A	4,838	40,784
Fox Corp., Class A	5,581	185,624
Fox Corp., Class B	4,012	122,526
Gray Television, Inc.	4,825	37,201
*Harte Hanks, Inc.	4	34
*IMAX Corp.	12	251
*Integral Ad Science Holding Corp.	9,140	143,772
Interpublic Group of Cos., Inc. (The)	10,241	365,911
Iridium Communications, Inc.	2,705	171,686
John Wiley & Sons, Inc., Class A	1,989	76,716
*Lee Enterprises, Inc.	4	46
*Liberty Broadband Corp., Class A	4	338
*Liberty Broadband Corp., Class C	319	27,045
*Liberty Media Corp.-Liberty Braves, Class C	44	1,673
*Liberty Media Corp.-Liberty Formula One, Class C	2,123	153,259
*Liberty Media Corp.-Liberty SiriusXM, Class A	20	562
*Liberty Media Corp.-Liberty SiriusXM, Class C	6,165	172,250
*Lions Gate Entertainment Corp., Class A	12	138
*Lions Gate Entertainment Corp., Class B	224	2,390
*Live Nation Entertainment, Inc.	1,426	96,654
*Madison Square Garden Entertainment Corp.	331	10,681
Madison Square Garden Sports Corp.	4	802
*Magnite, Inc.	13,665	128,451
*Match Group, Inc.	4,821	177,895
*Meta Platforms, Inc., Class A	41,519	9,977,846
*Netflix, Inc.	3,251	1,072,602
New York Times Co. (The), Class A	4,289	170,488
News Corp., Class A	13,960	245,836

1

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
News Corp., Class B	279	$4,952
Nexstar Media Group, Inc.	1,329	230,515
Omnicom Group, Inc.	4,948	448,140
*Ooma, Inc.	4	49
Paramount Global, Class A	4	106
#Paramount Global, Class B	11,544	269,322
*Pinterest, Inc., Class A	5,666	130,318
*Playtika Holding Corp.	7,370	73,700
*PubMatic, Inc., Class A	16	219
*QuinStreet, Inc.	2,106	23,398
*Quotient Technology, Inc.	64	180
*ROBLOX Corp., Class A	2,597	92,453
*Roku, Inc.	2,358	132,543
*Salem Media Group, Inc.	4	4
Scholastic Corp.	834	32,084
*Sciplay Corp., Class A	4	68
Shutterstock, Inc.	989	66,263
#Sinclair Broadcast Group, Inc., Class A	1,538	30,591
Sirius XM Holdings, Inc.	2,087	7,931
*Snap, Inc., Class A	15,629	136,129
*Sphere Entertainment Co.	331	9,314
*Spotify Technology SA	2,222	296,859
*Stagwell, Inc.	2,581	16,054
*Take-Two Interactive Software, Inc.	2,878	357,707
*TechTarget, Inc.	906	30,886
*Thryv Holdings, Inc.	1,495	33,578
Townsquare Media, Inc., Class A	4	38
*Trade Desk, Inc. (The), Class A	3,320	213,609
*TripAdvisor, Inc.	2,321	41,151
*Urban One, Inc.	12	70
*Urban One, Inc.	4	29
Verizon Communications, Inc.	53,311	2,070,066
*Vimeo, Inc.	64	211
*Walt Disney Co. (The)	16,195	1,659,987
*Warner Bros Discovery, Inc.	37,227	506,659
Warner Music Group Corp., Class A	717	21,847
*WideOpenWest, Inc.	1,277	14,596
World Wrestling Entertainment, Inc., Class A	228	24,435
*Yelp, Inc.	1,212	36,263
*Ziff Davis, Inc.	1,899	138,893
*ZoomInfo Technologies, Inc.	5,963	130,649

TOTAL COMMUNICATION SERVICES		36,583,546

CONSUMER DISCRETIONARY — (12.6%)
*1-800-Flowers.com, Inc., Class A	20	184
*2U, Inc.	2,700	14,958
Aaron’s Co., Inc. (The)	16	214
*Abercrombie & Fitch Co.	4,824	113,557
Academy Sports & Outdoors, Inc.	2,816	178,872
Acushnet Holdings Corp.	971	48,676
#*Adient PLC	3,214	118,725
ADT, Inc.	15,547	104,165
*Adtalem Global Education, Inc.	290	11,765
Advance Auto Parts, Inc.	1,726	216,665
*Airbnb, Inc., Class A	1,599	191,352
*Amazon.com, Inc.	60,307	6,359,373
American Eagle Outfitters, Inc.	5,822	77,957
*America’s Car-Mart, Inc.	4	322
*Aptiv PLC	3,681	378,628

2

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Aramark	6,693	$232,247
Arko Corp.	2,773	23,182
*Asbury Automotive Group, Inc.	84	16,251
Autoliv, Inc.	1,668	143,131
*AutoNation, Inc.	1,726	227,314
*AutoZone, Inc.	296	788,340
*Barnes & Noble Education, Inc.	20	31
Bassett Furniture Industries, Inc.	4	57
Bath & Body Works, Inc.	4,994	175,289
*Beazer Homes USA, Inc.	16	341
Best Buy Co., Inc.	9,835	732,904
#Big Lots, Inc.	12	108
*BJ’s Restaurants, Inc.	4	130
Bloomin’ Brands, Inc.	184	4,558
#Bluegreen Vacations Holding Corp.	25	720
*Booking Holdings, Inc.	592	1,590,296
*Boot Barn Holdings, Inc.	647	46,888
BorgWarner, Inc.	4,989	240,121
*Bright Horizons Family Solutions, Inc.	440	33,493
Brunswick Corp.	2,494	211,466
Buckle, Inc. (The)	2,843	95,326
*Burlington Stores, Inc.	935	180,277
Caleres, Inc.	1,375	31,350
#Camping World Holdings, Inc., Class A	119	2,664
*Capri Holdings, Ltd.	4,675	194,013
*CarMax, Inc.	6,265	438,738
*CarParts.com, Inc.	20	95
Carter’s, Inc.	1,574	109,818
Cato Corp. (The), Class A	8	66
*Cavco Industries, Inc.	399	119,788
Century Communities, Inc.	3,446	232,054
Cheesecake Factory, Inc. (The)	44	1,482
*Chegg, Inc.	6,701	120,484
#*Chewy, Inc., Class A	542	16,807
*Chico’s FAS, Inc.	2,882	14,525
*Children’s Place, Inc. (The)	56	1,660
*Chipotle Mexican Grill, Inc.	296	612,016
*Chuy’s Holdings, Inc.	4	140
*Citi Trends, Inc.	8	138
Columbia Sportswear Co.	3,325	277,771
*Conn’s, Inc.	12	57
*Container Store Group, Inc. (The)	20	62
Cracker Barrel Old Country Store, Inc.	328	34,821
Cricut, Inc., Class A	8	73
*Crocs, Inc.	783	96,834
Crown Crafts, Inc.	4	22
Dana, Inc.	36	532
*Dave & Buster’s Entertainment, Inc.	24	851
*Deckers Outdoor Corp.	770	369,092
*Denny’s Corp.	12	135
Designer Brands, Inc., Class A	1,934	15,839
*Destination XL Group, Inc.	28	123
Dick’s Sporting Goods, Inc.	1,927	279,434
#Dillard’s, Inc., Class A	374	111,598
Dine Brands Global, Inc.	4	260
Domino’s Pizza, Inc.	47	14,921
*DoorDash, Inc., Class A	5,921	362,306
Dorman Products, Inc.	139	11,976

3

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
DR Horton, Inc.	9,898	$1,086,998
*DraftKings, Inc.	4,168	91,321
*Duluth Holdings, Inc., Class B	12	75
eBay, Inc.	12,451	578,100
El Pollo Loco Holdings, Inc.	8	75
*Envela Corp.	20	126
Escalade, Inc.	12	181
Ethan Allen Interiors, Inc.	12	335
*Etsy, Inc.	2,331	235,501
#*European Wax Center, Inc., Class A	15	283
*Expedia Group, Inc.	2,933	275,585
*Fiesta Restaurant Group, Inc.	8	64
#*Five Below, Inc.	1,121	221,241
#*Floor & Decor Holdings, Inc., Class A	2,368	235,237
Foot Locker, Inc.	3,309	138,945
Ford Motor Co.	49,085	583,130
*Fossil Group, Inc.	20	67
*Fox Factory Holding Corp.	230	25,500
Franchise Group, Inc.	811	23,722
*Frontdoor, Inc.	1,414	38,687
*Funko, Inc., Class A	254	2,504
#*GameStop Corp., Class A	2,990	57,677
Gap, Inc. (The)	11,827	113,539
Garmin, Ltd.	2,659	261,034
*Garrett Motion, Inc.	24	198
General Motors Co.	10,549	348,539
*Genesco, Inc.	8	277
Gentex Corp.	2,446	67,485
*Gentherm, Inc.	1,160	69,194
Genuine Parts Co.	4,770	802,839
*G-III Apparel Group, Ltd.	4,751	74,591
*GoPro, Inc., Class A	7,955	34,047
Group 1 Automotive, Inc.	127	28,509
*GrowGeneration Corp.	28	96
#GuessΩ, Inc.	5,998	113,062
H&R Block, Inc.	2,077	70,431
Hamilton Beach Brands Holding Co., Class A	8	80
#Hanesbrands, Inc.	6,230	32,645
Harley-Davidson, Inc.	4,992	185,203
Hasbro, Inc.	5,778	342,173
Haverty Furniture Cos., Inc.	177	5,335
*Helen of Troy, Ltd.	1,585	159,039
Hibbett, Inc.	79	4,292
Home Depot, Inc. (The)	13,548	4,071,716
Hooker Furnishings Corp.	4	63
*Hovnanian Enterprises, Inc., Class A	68	5,016
Installed Building Products, Inc.	800	99,416
#*iRobot Corp.	115	4,523
*J Jill, Inc.	4	99
Jack in the Box, Inc.	279	25,861
*JAKKS Pacific, Inc.	8	179
Johnson Outdoors, Inc., Class A	4	232
KB Home	2,971	130,189
Kohl’s Corp.	4,038	88,957
Kontoor Brands, Inc.	2,348	106,059
*Koss Corp.	4	17
Krispy Kreme, Inc.	284	4,368
*Lands’ End, Inc.	16	115

4

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Landsea Homes Corp.	8	$53
*Latham Group, Inc.	5,718	13,780
La-Z-Boy, Inc.	915	26,288
*Lazydays Holdings, Inc.	12	142
LCI Industries	290	32,758
Lear Corp.	1,776	226,724
Leggett & Platt, Inc.	724	23,392
Lennar Corp., Class A	5,729	646,289
Lennar Corp., Class B	8	783
*Leslie’s, Inc.	6,802	73,802
Levi Strauss & Co., Class A	52	752
*LGI Homes, Inc.	1,402	166,558
Lifetime Brands, Inc.	8	39
*Lincoln Educational Services Corp.	16	93
Lithia Motors, Inc.	1,564	345,472
LKQ Corp.	3,822	220,644
#*Lovesac Co. (The)	4	105
Lowe’s Cos., Inc.	4,933	1,025,225
*Lululemon Athletica, Inc.	2,055	780,756
Macy’s, Inc.	10,883	177,828
*Malibu Boats, Inc., Class A	1,453	82,458
Marine Products Corp.	20	275
*MarineMax, Inc.	274	7,979
*MasterCraft Boat Holdings, Inc.	135	3,951
*Mattel, Inc.	10,380	186,840
McDonald’s Corp.	5,923	1,751,727
MDC Holdings, Inc.	2,750	112,668
*Modine Manufacturing Co.	12	251
Monro, Inc.	3,198	156,318
Movado Group, Inc.	8	205
Murphy USA, Inc.	624	171,744
*National Vision Holdings, Inc.	2,286	48,097
Newell Brands, Inc.	11,879	144,330
NIKE, Inc., Class B	18,828	2,385,884
#Nordstrom, Inc.	5,671	87,674
*NVR, Inc.	27	157,680
*ODP Corp. (The)	20	864
*Ollie’s Bargain Outlet Holdings, Inc.	254	16,574
*OneSpaWorld Holdings, Ltd.	183	2,196
*O’Reilly Automotive, Inc.	296	271,524
Oxford Industries, Inc.	459	47,364
Papa John’s International, Inc.	32	2,393
Patrick Industries, Inc.	449	30,815
#Penske Automotive Group, Inc.	2,196	304,322
PetMed Express, Inc.	4	62
*Planet Fitness, Inc., Class A	1,779	147,906
#Polaris, Inc.	1,891	205,457
Pool Corp.	646	226,953
PulteGroup, Inc.	7,589	509,601
Purple Innovation, Inc.	20	59
PVH Corp.	2,102	180,373
#*QuantumScape Corp.	54	378
Ralph Lauren Corp.	1,371	157,377
*Revolve Group, Inc.	758	15,653
*RH	649	165,579
#*Rivian Automotive, Inc., Class A	4,048	51,895
Rocky Brands, Inc.	4	117
Ross Stores, Inc.	4,859	518,601

5

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Ruth’s Hospitality Group, Inc.	40	$646
*Sally Beauty Holdings, Inc.	2,885	41,054
Service Corp. International	857	60,153
*Shake Shack, Inc., Class A	117	6,413
Shoe Carnival, Inc.	20	465
Signet Jewelers, Ltd.	1,850	136,123
*Six Flags Entertainment Corp.	366	8,883
*Skechers USA, Inc., Class A	878	46,701
*Skyline Champion Corp.	2,571	190,691
*Sleep Number Corp.	1,003	22,618
Sonic Automotive, Inc., Class A	80	3,562
*Sonos, Inc.	3,277	69,276
*Sportsman’s Warehouse Holdings, Inc.	24	149
Standard Motor Products, Inc.	12	432
Starbucks Corp.	5,481	626,424
Steven Madden, Ltd.	4,613	161,640
#*Stitch Fix, Inc., Class A	44	150
*Stoneridge, Inc.	2,486	46,811
Superior Group of Cos., Inc.	8	62
*Superior Industries International, Inc.	8	39
*Tandy Leather Factory, Inc.	4	17
Tapestry, Inc.	10,507	428,791
*Taylor Morrison Home Corp.	4,570	196,921
Tempur Sealy International, Inc.	5,256	196,942
*Tesla, Inc.	24,433	4,014,586
Texas Roadhouse, Inc.	1,043	115,377
#Thor Industries, Inc.	2,460	194,389
*Tile Shop Holdings, Inc.	28	131
*Tilly’s, Inc., Class A	12	90
TJX Cos, Inc. (The)	13,250	1,044,365
Toll Brothers, Inc.	1,451	92,733
*TopBuild Corp.	1,702	383,767
*Topgolf Callaway Brands Corp.	6,109	135,437
Tractor Supply Co.	1,986	473,462
#*Traeger, Inc.	52	158
Travel + Leisure Co.	21	804
*Tri Pointe Homes, Inc.	7,813	224,077
*Udemy, Inc.	795	7,227
*Ulta Beauty, Inc.	841	463,753
*Under Armour, Inc., Class A	92	816
*Under Armour, Inc., Class C	3,208	25,792
*Universal Electronics, Inc.	4	40
*Universal Technical Institute, Inc.	4	28
Upbound Group, Inc.	4,078	108,719
#*Urban Outfitters, Inc.	40	1,082
Valvoline, Inc.	4,970	171,714
#*Vera Bradley, Inc.	8	42
VF Corp.	14,197	333,771
*Victoria’s Secret & Co.	2,905	90,084
*Vince Holding Corp.	4	27
*Visteon Corp.	568	79,742
#*Vizio Holding Corp., Class A	2,547	21,828
*VOXX International Corp.	12	153
#*Vuzix Corp.	20	80
Wendy’s Co. (The)	1,373	30,343
Weyco Group, Inc.	4	109
Whirlpool Corp.	1,251	174,627
Williams-Sonoma, Inc.	2,552	308,894

6

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Wingstop, Inc.	465	$93,051
Winmark Corp.	115	38,401
Winnebago Industries, Inc.	1,046	60,814
Wolverine World Wide, Inc.	4,819	80,670
*XPEL, Inc.	161	11,763
#*YETI Holdings, Inc.	3,908	154,171
Yum! Brands, Inc.	3,046	428,207
*Zumiez, Inc.	8	140

TOTAL CONSUMER DISCRETIONARY		50,401,254

CONSUMER STAPLES — (6.6%)
Albertsons Cos., Inc., Class A	5,007	104,646
Andersons, Inc. (The)	8	358
#B&G Foods, Inc.	1,082	17,355
*Beauty Health Co. (The)	40	458
*BellRing Brands, Inc.	2,078	74,787
*BJ’s Wholesale Club Holdings, Inc.	3,558	271,724
Brown-Forman Corp., Class A	16	1,054
Brown-Forman Corp., Class B	4,594	299,023
Calavo Growers, Inc.	47	1,502
Campbell Soup Co.	2,797	151,877
Casey’s General Stores, Inc.	1,193	272,982
*Celsius Holdings, Inc.	823	78,654
*Central Garden & Pet Co.	4	147
*Central Garden & Pet Co., Class A	8	283
*Chefs’ Warehouse, Inc. (The)	1,642	54,613
Church & Dwight Co., Inc.	3,183	309,133
Clorox Co. (The)	1,475	244,289
Coca-Cola Co. (The)	40,988	2,629,380
Coca-Cola Consolidated, Inc.	296	174,480
Colgate-Palmolive Co.	9,342	745,492
Constellation Brands, Inc., Class A	1,429	327,913
Costco Wholesale Corp.	5,875	2,956,418
*Coty, Inc., Class A	32,003	379,876
Dollar General Corp.	1,352	299,414
*Dollar Tree, Inc.	2,764	424,854
*Duckhorn Portfolio, Inc. (The)	797	12,035
Edgewell Personal Care Co.	413	18,036
*elf Beauty, Inc.	1,370	127,081
Energizer Holdings, Inc.	1,569	52,452
Estee Lauder Cos, Inc. (The)	3,157	778,895
Flowers Foods, Inc.	50	1,375
#*Freshpet, Inc.	2,461	169,735
General Mills, Inc.	5,534	490,478
#*Grocery Outlet Holding Corp.	4,137	123,200
*Hain Celestial Group, Inc. (The)	2,257	40,468
*Herbalife, Ltd.	2,082	30,939
*Hostess Brands, Inc.	4,837	124,601
Ingles Markets, Inc., Class A	592	54,488
Inter Parfums, Inc.	1,053	159,835
J & J Snack Foods Corp.	11	1,685
J M Smucker Co. (The)	1,508	232,850
John B Sanfilippo & Son, Inc.	167	17,360
Kellogg Co.	3,114	217,264
Keurig Dr Pepper, Inc.	6,503	212,648
Kraft Heinz Co. (The)	6,469	254,038
Kroger Co. (The)	20,101	977,512
Lamb Weston Holdings, Inc.	891	99,623
Lancaster Colony Corp.	179	37,432

7

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
McCormick & Co., Inc.	3,780	$332,073
McCormick & Co., Inc.	4	347
Medifast, Inc.	296	27,128
*Monster Beverage Corp.	7,254	406,224
*National Beverage Corp.	1,346	66,896
*Natural Alternatives International, Inc.	4	36
Natural Grocers by Vitamin Cottage, Inc.	12	129
*Nature’s Sunshine Products, Inc.	4	44
Nu Skin Enterprises, Inc., Class A	1,820	71,817
Oil-Dri Corp. of America	4	170
*Olaplex Holdings, Inc.	8,447	31,254
PepsiCo., Inc.	10,675	2,037,751
*Performance Food Group Co.	4,781	299,721
*Post Holdings, Inc.	31	2,805
PriceSmart, Inc.	259	19,083
Procter & Gamble Co. (The)	21,241	3,321,668
*Simply Good Foods Co. (The)	16	582
*Sovos Brands, Inc.	784	13,446
SpartanNash Co.	2,583	63,335
Spectrum Brands Holdings, Inc.	3,425	227,763
*Sprouts Farmers Market, Inc.	5,416	187,719
Sysco Corp.	7,597	582,994
Target Corp.	5,630	888,132
Tootsie Roll Industries, Inc.	8	327
*TreeHouse Foods, Inc.	546	29,075
*United Natural Foods, Inc.	4,235	115,488
*Upexi, Inc.	8	32
*US Foods Holding Corp.	6,467	248,333
*USANA Health Sciences, Inc.	212	14,070
Utz Brands, Inc.	39	737
Village Super Market, Inc., Class A	4	88
#*Vita Coco Co., Inc. (The)	479	10,370
*Vital Farms, Inc.	3,149	40,559
Walgreens Boots Alliance, Inc.	16,563	583,846
Walmart, Inc.	16,698	2,520,897
Weis Markets, Inc.	456	37,615
*Whole Earth Brands, Inc.	8	19

TOTAL CONSUMER STAPLES		26,237,315

ENERGY — (2.0%)
Adams Resources & Energy, Inc.	4	152
Archrock, Inc.	6,847	70,456
Baker Hughes Co.	20,891	610,853
Cactus, Inc., Class A	2,153	87,153
*Centrus Energy Corp., Class A	676	19,807
#ChampionX Corp.	8,439	228,528
Cheniere Energy, Inc.	848	129,744
#*Clean Energy Fuels Corp.	48	205
Core Laboratories NV	2,306	51,908
CVR Energy, Inc.	3,070	80,864
Delek US Holdings, Inc.	2,073	45,088
DHT Holdings, Inc.	36	342
*Dril-Quip, Inc.	1,902	51,886
DT Midstream, Inc.	2,950	145,346
Energy Services of America Corp.	8	16
EnLink Midstream LLC	1,585	15,549
*Expro Group Holdings NV	1,007	20,029
*Forum Energy Technologies, Inc.	4	89
*Geospace Technologies Corp.	8	58

8

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Green Plains, Inc.	140	$4,784
*Gulf Island Fabrication, Inc.	12	42
Halliburton Co.	18,648	610,722
*Helix Energy Solutions Group, Inc.	76	551
Helmerich & Payne, Inc.	20	663
HF Sinclair Corp.	6,307	278,202
*Independence Contract Drilling, Inc.	8	24
Liberty Energy, Inc.	9,710	124,385
Marathon Petroleum Corp.	9,587	1,169,614
*Nabors Industries, Ltd.	269	26,830
*National Energy Services Reunited Corp.	60	183
*Natural Gas Services Group, Inc.	8	82
*Newpark Resources, Inc.	60	240
*NexTier Oilfield Solutions, Inc.	13,587	109,783
*Noble Corp. PLC	184	7,075
Nordic American Tankers, Ltd.	20	71
NOV, Inc.	15,276	255,873
*Oceaneering International, Inc.	4,014	71,168
*Oil States International, Inc.	44	310
ONEOK, Inc.	4,722	308,866
*Overseas Shipholding Group, Inc., Class A	8	31
Patterson-UTI Energy, Inc.	7,320	81,911
PBF Energy, Inc., Class A	4,522	157,637
Phillips 66	2,022	200,178
*ProPetro Holding Corp.	26,630	184,812
*Ranger Energy Services, Inc.	4	45
*REX American Resources Corp.	12	339
RPC, Inc.	12,158	89,848
Schlumberger, Ltd.	18,241	900,193
Select Energy Services, Inc., Class A	48	357
Solaris Oilfield Infrastructure, Inc., Class A	1,596	12,257
*TechnipFMC PLC	19,158	262,273
*TETRA Technologies, Inc.	605	1,724
Texas Pacific Land Corp.	296	437,384
*Tidewater, Inc.	1,744	78,532
#*Transocean, Ltd.	26,894	158,675
*US Silica Holdings, Inc.	16	209
*Valaris, Ltd.	672	40,320
Valero Energy Corp.	5,871	673,227
Vitesse Energy, Inc.	159	2,926
*Weatherford International PLC	3,146	203,326
World Fuel Services Corp.	4,248	100,423

TOTAL ENERGY		8,114,168

FINANCIALS — (16.4%)
1st Source Corp.	363	15,130
Affiliated Managers Group, Inc.	1,751	252,809
*Affinity Bancshares, Inc.	4	59
#*Affirm Holdings, Inc.	7,399	72,954
Aflac, Inc.	9,942	694,449
Allstate Corp. (The)	4,354	504,019
Ally Financial, Inc.	14,198	374,543
Amalgamated Financial Corp.	12	195
*Ambac Financial Group, Inc.	329	5,248
Amerant Bancorp, Inc.	16	298
American Equity Investment Life Holding Co.	3,923	151,192
American Express Co.	7,194	1,160,680
American Financial Group, Inc.	2,410	295,779
American International Group, Inc.	17,932	951,113

9

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Ameriprise Financial, Inc.	1,792	$546,775
Ameris BanCorp	2,241	75,074
AMERISAFE, Inc.	578	32,166
Aon PLC, Class A	1,768	574,918
Apollo Global Management, Inc.	6,803	431,242
*Arch Capital Group, Ltd.	7,771	583,369
Ares Management Corp., Class A	1,507	131,998
Argo Group International Holdings, Ltd.	641	18,852
Arrow Financial Corp.	8	173
Arthur J Gallagher & Co.	1,133	235,732
Artisan Partners Asset Management, Inc., Class A	1,938	67,190
*AssetMark Financial Holdings, Inc.	1,725	52,923
Associated Banc-Corp.	4,671	83,284
Assurant, Inc.	1,480	182,232
Assured Guaranty, Ltd.	2,471	133,113
*Atlantic American Corp.	4	9
Atlantic Union Bankshares Corp.	1,865	53,376
*Atlanticus Holdings Corp.	465	13,559
*AvidXchange Holdings, Inc.	1,114	8,277
Axis Capital Holdings, Ltd.	4,212	238,146
*Axos Financial, Inc.	920	37,416
B. Riley Financial, Inc.	109	3,434
Banc of California, Inc.	658	7,468
BancFirst Corp.	497	39,705
*Bancorp, Inc. (The)	781	24,922
#Bank First Corp.	4	274
Bank of America Corp.	36,432	1,066,729
Bank of Hawaii Corp.	12	581
Bank of Marin BanCorp	8	141
Bank of New York Mellon Corp. (The)	8,070	343,701
Bank OZK	3,830	136,808
Bank7 Corp.	4	96
BankUnited, Inc.	2,205	49,723
Banner Corp.	356	17,772
Bar Harbor Bankshares	8	198
Berkshire Hills BanCorp, Inc.	735	15,633
BGC Partners, Inc., Class A	462	2,093
BlackRock, Inc.	1,508	1,012,170
Blackstone, Inc.	8,383	748,853
*Block, Inc.	6,108	371,305
*Blue Foundry Bancorp	12	115
BOK Financial Corp.	1,532	128,489
Bread Financial Holdings, Inc.	1,574	43,442
*Brighthouse Financial, Inc.	2,995	132,379
Brightsphere Investment Group, Inc.	1,230	27,773
Brookline BanCorp, Inc.	36	343
Brown & Brown, Inc.	2,285	147,131
*BRP Group, Inc., Class A	440	11,084
Business First Bancshares, Inc.	4	62
Byline Bancorp, Inc.	16	310
Cadence Bank	6,272	126,820
*California BanCorp	4	71
Camden National Corp.	8	256
*Cantaloupe, Inc.	28	154
Capital Bancorp, Inc.	4	67
Capital City Bank Group, Inc.	8	244
Capital One Financial Corp.	5,129	499,052
Capitol Federal Financial, Inc.	3,460	21,452

10

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Capstar Financial Holdings, Inc.	4	$54
Carlyle Group, Inc. (The)	11,441	347,006
*Carter Bankshares, Inc.	8	103
Cass Information Systems, Inc.	4	146
Cathay General BanCorp	2,366	75,404
Cboe Global Markets, Inc.	876	122,377
CF Bankshares, Inc.	4	68
Charles Schwab Corp. (The)	12,774	667,314
Chubb, Ltd.	4,498	906,617
Cincinnati Financial Corp.	2,101	223,630
Citigroup, Inc.	9,903	466,134
Citizens Community BanCorp, Inc.	4	40
Citizens Financial Group, Inc.	6,622	204,885
*Citizens, Inc.	24	45
City Holding Co.	338	30,822
CME Group, Inc.	2,064	383,429
CNA Financial Corp.	4	156
*Coastal Financial Corp.	4	145
Cohen & Steers, Inc.	1,152	69,189
*Coinbase Global, Inc., Class A	2,859	153,786
Columbia Banking System, Inc.	1,498	31,997
*Columbia Financial, Inc.	6,366	106,821
Commerce Bancshares, Inc.	3,196	178,497
Community Bank System, Inc.	1,865	93,175
Community Trust BanCorp, Inc.	8	288
ConnectOne BanCorp, Inc.	16	252
#*Consumer Portfolio Services, Inc.	4	42
Crawford & Co., Class A	16	144
Crawford & Co., Class B	8	65
#*Credit Acceptance Corp.	465	227,618
*CrossFirst Bankshares, Inc.	20	201
Cullen/Frost Bankers, Inc.	1,528	168,462
*Customers BanCorp, Inc.	16	349
CVB Financial Corp.	4,205	62,949
Diamond Hill Investment Group, Inc.	62	10,051
Dime Community Bancshares, Inc.	16	330
Discover Financial Services	7,444	770,231
Donegal Group, Inc., Class A	16	225
*Donnelley Financial Solutions, Inc.	156	6,747
Eagle BanCorp, Inc.	2,162	54,266
East West Bancorp, Inc.	3,970	205,209
Eastern Bankshares, Inc.	5,005	58,308
*eHealth, Inc.	8	48
Employers Holdings, Inc.	478	18,924
#Enact Holdings, Inc.	3,250	78,455
*Encore Capital Group, Inc.	317	16,287
*Enova International, Inc.	943	41,417
*Enstar Group, Ltd.	592	142,435
Enterprise Financial Services Corp.	16	684
Equitable Holdings, Inc.	12,056	313,335
Erie Indemnity Co., Class A	284	61,722
Esquire Financial Holdings, Inc.	4	155
Essent Group, Ltd.	5,962	253,206
*Euronet Worldwide, Inc.	1,678	185,822
Evercore, Inc.	2,067	235,783
Everest Re Group, Ltd.	605	228,690
EVERTEC, Inc.	945	32,782
F&G Annuities & Life, Inc.	273	5,004

11

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
FactSet Research Systems, Inc.	296	$121,860
#Farmers National Banc Corp.	24	281
FB Financial Corp.	945	27,811
Federal Agricultural Mortgage Corp., Class C	136	18,127
Federated Hermes, Inc.	3,249	134,476
*FG Financial Group, Inc.	12	29
Fidelity National Financial, Inc.	15,945	565,888
Fidelity National Information Services, Inc.	7,062	414,681
Fifth Third Bancorp	6,119	160,318
First American Financial Corp.	4,502	259,360
First BanCorp	8,640	101,520
First Bancorp/Southern Pines NC	842	25,917
First Bancshares, Inc. (The)	8	201
First Bank Hamilton NJ	4	39
First Busey Corp.	2,469	44,886
First Citizens BancShares, Inc., Class A	296	298,125
First Commonwealth Financial Corp.	1,723	21,503
First Community Bankshares, Inc.	8	187
First Financial BanCorp	40	828
First Financial Bankshares, Inc.	3,726	109,023
First Guaranty Bancshares, Inc.	4	54
First Hawaiian, Inc.	5,536	105,793
First Internet BanCorp	4	59
First Interstate BancSystem, Inc., Class A	3,241	82,937
First Merchants Corp.	192	5,603
First Mid Bancshares, Inc.	8	211
First Northwest BanCorp	4	49
First of Long Island Corp. (The)	12	140
*First Western Financial, Inc.	4	71
FirstCash Holdings, Inc.	1,779	183,290
*Fiserv, Inc.	4,157	507,653
Five Star Bancorp	8	170
*FleetCor Technologies, Inc.	1,570	335,854
Flushing Financial Corp.	12	144
*Flywire Corp.	1,507	43,959
FNB Corp.	12,293	141,124
Franklin Resources, Inc.	6,462	173,699
Fulton Financial Corp.	5,754	68,645
*FVCBankcorp, Inc.	5	48
*Genworth Financial, Inc.	102,290	594,305
German American Bancorp, Inc.	12	349
Glacier BanCorp, Inc.	3,310	109,991
Global Payments, Inc.	3,843	433,145
Globe Life, Inc.	2,419	262,510
Goldman Sachs Group, Inc. (The)	3,286	1,128,544
#*Goosehead Insurance, Inc., Class A	49	2,818
Great Southern BanCorp, Inc.	4	204
*Green Dot Corp., Class A	24	413
Greenhill & Co., Inc.	8	57
*Greenlight Capital Re, Ltd., Class A	16	156
Hamilton Lane, Inc., Class A	918	67,638
Hancock Whitney Corp.	3,251	118,727
Hanmi Financial Corp.	16	259
Hanover Insurance Group, Inc. (The)	1,518	181,492
HarborOne BanCorp, Inc.	24	258
Hartford Financial Services Group, Inc. (The)	11,710	831,293
HBT Financial, Inc.	1,034	18,240
HCI Group, Inc.	10	507

12

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Heartland Financial USA, Inc.	20	$651
Heritage Commerce Corp.	28	238
Heritage Financial Corp.	16	282
Home BanCorp, Inc.	4	125
Home BancShares, Inc.	7,039	153,239
Hope BanCorp, Inc.	14,772	134,425
Horace Mann Educators Corp.	10,116	316,428
Horizon BanCorp, Inc.	20	211
Houlihan Lokey, Inc.	1,433	130,948
Huntington Bancshares, Inc.	1,657	18,558
*I3 Verticals, Inc., Class A	8	186
Independent Bank Corp.	1,463	81,928
Independent Bank Corp./MI	8	143
Independent Bank Group, Inc.	587	21,355
Interactive Brokers Group, Inc.	374	29,116
Intercontinental Exchange, Inc.	2,057	224,069
International Bancshares Corp.	1,889	80,604
*International Money Express, Inc.	1,248	32,173
Invesco, Ltd.	12,922	221,354
Jack Henry & Associates, Inc.	788	128,712
Jackson Financial, Inc., Class A	3,882	139,791
James River Group Holdings, Ltd.	20	389
Janus Henderson Group PLC	9,204	238,844
Jefferies Financial Group, Inc.	3,025	96,891
JPMorgan Chase & Co.	27,716	3,831,460
Kemper Corp.	2,646	128,728
KeyCorp.	8,854	99,696
Kingstone Cos., Inc.	4	5
Kinsale Capital Group, Inc.	592	193,412
KKR & Co., Inc.	4,316	229,050
Lakeland Financial Corp.	38	1,925
#*Lemonade, Inc.	1,905	20,650
*LendingClub Corp.	44	316
*LendingTree, Inc.	4	95
Lincoln National Corp.	8,649	187,943
Live Oak Bancshares, Inc.	4,082	96,172
LPL Financial Holdings, Inc.	1,868	390,113
Luther Burbank Corp.	20	181
M&T Bank Corp.	2,364	297,391
*Maiden Holdings, Ltd.	36	79
MainStreet Bancshares, Inc.	4	86
*Malvern Bancorp, Inc.	4	58
*Markel Corp.	296	405,085
MarketAxess Holdings, Inc.	413	131,487
*Marqeta, Inc., Class A	731	2,961
Marsh & McLennan Cos., Inc.	2,913	524,893
Mastercard, Inc., Class A	9,408	3,575,322
Mercantile Bank Corp.	8	224
Merchants BanCorp	390	9,048
Mercury General Corp.	28	851
Meridian Corp.	8	75
MetLife, Inc.	6,897	422,993
Metrocity Bankshares, Inc.	8	131
MGIC Investment Corp.	11,258	167,406
Midland States BanCorp, Inc.	12	240
MidWestOne Financial Group, Inc.	8	166
Moelis & Co., Class A	2,325	88,071
Moody’s Corp.	2,199	688,551

13

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Morgan Stanley	15,922	$1,432,502
Morningstar, Inc.	620	110,552
MSCI, Inc.	1,072	517,186
MVB Financial Corp.	4	73
Nasdaq, Inc.	5,675	314,225
National Bank Holdings Corp., Class A	598	19,016
#Navient Corp.	60	992
NBT BanCorp, Inc.	20	645
Nelnet, Inc., Class A	12	1,156
New York Community BanCorp, Inc.	24,137	258,025
*NI Holdings, Inc.	16	216
*Nicolet Bankshares, Inc.	8	458
*NMI Holdings, Inc., Class A	5,703	133,450
Northeast Community Bancorp, Inc.	8	105
Northern Trust Corp.	3,331	260,351
Northfield BanCorp, Inc.	24	250
Northwest Bancshares, Inc.	4,560	53,306
OceanFirst Financial Corp.	18,789	300,624
*Ocwen Financial Corp.	4	115
OFG BanCorp	188	4,807
Old Republic International Corp.	8,873	224,221
OneMain Holdings, Inc.	4,676	179,418
*Open Lending Corp., Class A	5,812	40,858
*Oportun Financial Corp.	12	49
Origin BanCorp, Inc.	276	8,123
*Oscar Health, Inc., Class A	68	458
Pacific Premier BanCorp, Inc.	2,786	61,961
*Palomar Holdings, Inc.	2,278	114,492
Park National Corp.	4	433
Parke BanCorp, Inc.	4	69
Pathward Financial, Inc.	668	29,746
*Paymentus Holdings, Inc., Class A	8	66
*PayPal Holdings, Inc.	10,754	817,304
*Paysafe, Ltd.	1,748	25,101
*Paysign, Inc.	8	28
Peapack-Gladstone Financial Corp.	8	212
PennyMac Financial Services, Inc.	2,265	141,540
Peoples BanCorp, Inc.	12	313
Pinnacle Financial Partners, Inc.	1,949	105,694
Piper Sandler Cos.	1,239	167,810
PJT Partners, Inc., Class A	296	20,356
PNC Financial Services Group, Inc. (The)	2,798	364,440
*Ponce Financial Group, Inc.	4	30
Popular, Inc.	2,685	161,127
*PRA Group, Inc.	5,091	184,651
Preferred Bank	8	385
Premier Financial Corp.	20	332
Primerica, Inc.	1,552	283,256
Principal Financial Group, Inc.	5,990	447,393
ProAssurance Corp.	148	2,658
Progressive Corp. (The)	3,777	515,183
Prosperity Bancshares, Inc.	2,230	139,643
Provident Bancorp, Inc.	4	27
Provident Financial Services, Inc.	3,173	55,464
Prudential Financial, Inc.	10,532	916,284
QCR Holdings, Inc.	8	331
Radian Group, Inc.	163	3,956
Raymond James Financial, Inc.	3,027	274,034

14

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
RBB Bancorp	4	$50
Regions Financial Corp.	804	14,681
Reinsurance Group of America, Inc.	1,815	258,311
RenaissanceRe Holdings, Ltd.	1,672	360,166
Renasant Corp.	24	675
*Repay Holdings Corp.	40	251
Republic BanCorp, Inc., Class A	8	314
Richmond Mutual BanCorp, Inc.	4	40
RLI Corp.	1,804	250,846
*Robinhood Markets, Inc., Class A	19,756	174,841
*Rocket Cos., Inc., Class A	12	107
S&P Global, Inc.	2,160	783,173
S&T BanCorp, Inc.	2,731	75,184
Safety Insurance Group, Inc.	1,965	143,622
Sandy Spring BanCorp, Inc.	486	10,925
Seacoast Banking Corp. of Florida	955	21,191
SEI Investments Co.	3,658	215,493
Selective Insurance Group, Inc.	1,887	181,775
ServisFirst Bancshares, Inc.	2,131	107,616
*Shift4 Payments, Inc., Class A	685	46,422
Silvercrest Asset Management Group, Inc., Class A	20	375
Simmons First National Corp., Class A	3,758	62,796
*SiriusPoint, Ltd.	3,518	30,571
SLM Corp.	9,674	145,303
Southern Missouri BanCorp, Inc.	22	798
Southside Bancshares, Inc.	16	508
SouthState Corp.	1,851	127,682
State Street Corp.	4,754	343,524
Stellar Bancorp, Inc.	2,218	50,881
StepStone Group, Inc., Class A	160	3,525
*Sterling BanCorp, Inc.	8	43
Stewart Information Services Corp.	10,617	442,198
Stifel Financial Corp.	2,995	179,610
Stock Yards Bancorp, Inc.	382	18,565
*StoneX Group, Inc.	1,811	177,605
*SWK Holdings Corp.	4	70
Synchrony Financial	16,734	493,820
Synovus Financial Corp.	4,377	134,812
T Rowe Price Group, Inc.	3,574	401,467
*Texas Capital Bancshares, Inc.	985	49,496
TFS Financial Corp.	499	6,008
Tiptree, Inc.	4	55
*Toast, Inc., Class A	4,514	82,155
Tompkins Financial Corp.	8	469
Towne Bank	32	758
Tradeweb Markets, Inc., Class A	553	38,937
Travelers Cos, Inc. (The)	7,085	1,283,377
TriCo Bancshares	274	9,812
#Trinity Capital, Inc.	12	146
*Triumph Financial, Inc.	347	18,030
Truist Financial Corp.	7,002	228,125
#*Trupanion, Inc.	344	12,078
TrustCo Bank Corp. NY	12	358
Trustmark Corp.	257	6,140
UMB Financial Corp.	1,618	102,921
United Bankshares, Inc.	4,038	133,779
United Community Banks, Inc.	3,824	95,218
United Fire Group, Inc.	12	323

15

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Universal Insurance Holdings, Inc.	12	$185
Univest Financial Corp.	12	241
Unum Group	5,860	247,292
US BanCorp	9,639	330,425
*Usio, Inc.	4	7
Valley National BanCorp	13,170	123,535
*Velocity Financial, Inc.	8	73
Veritex Holdings, Inc.	924	15,902
Victory Capital Holdings, Inc., Class A	28	855
Virginia National Bankshares Corp.	4	131
Virtu Financial, Inc., Class A	69	1,383
Virtus Investment Partners, Inc.	1,554	283,154
Visa, Inc., Class A	17,664	4,110,943
Voya Financial, Inc.	3,293	251,849
W. R. Berkley Corp.	5,944	350,221
Walker & Dunlop, Inc.	1,592	107,158
Washington Federal, Inc.	14,846	416,282
Washington Trust BanCorp, Inc.	8	225
Waterstone Financial, Inc.	12	166
Webster Financial Corp.	4,691	174,974
Wells Fargo & Co.	19,229	764,353
WesBanco, Inc.	16	426
West BanCorp, Inc.	4	69
Westamerica BanCorp	176	7,130
Western Alliance Bancorp	2,900	107,648
Western Union Co. (The)	11,381	124,394
*WEX, Inc.	1,231	218,318
William Penn Bancorp	4	41
Willis Towers Watson PLC	1,678	388,625
Wintrust Financial Corp.	1,702	116,366
WisdomTree, Inc.	1,970	12,293
#*World Acceptance Corp.	4	404
WSFS Financial Corp.	1,998	70,270
Zions BanCorp NA	4,185	116,594

TOTAL FINANCIALS		65,817,914

HEALTH CARE — (14.4%)
*10X Genomics, Inc., Class A	32	1,678
Abbott Laboratories	8,835	976,002
AbbVie, Inc.	19,645	2,968,752
*Acadia Healthcare Co., Inc.	468	33,832
*Accolade, Inc.	32	433
*Accuray, Inc.	60	200
*Achieve Life Sciences, Inc.	4	33
#*Actinium Pharmaceuticals, Inc.	8	70
*AdaptHealth Corp.	329	3,909
*Addus HomeCare Corp.	4	327
Agilent Technologies, Inc.	2,547	344,940
*Agiliti, Inc.	28	468
#*agilon health, Inc.	7,114	172,657
*Agios Pharmaceuticals, Inc.	7,273	166,334
*Aldeyra Therapeutics, Inc.	24	229
*Align Technology, Inc.	967	314,565
*Allakos, Inc.	28	119
#*Allogene Therapeutics, Inc.	3,228	17,528
*Alnylam Pharmaceuticals, Inc.	646	128,683
*Amedisys, Inc.	156	12,527
*American Well Corp., Class A	1,518	3,324
AmerisourceBergen Corp.	3,716	620,015

16

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Amgen, Inc.	5,903	$1,415,185
*AMN Healthcare Services, Inc.	1,896	163,720
*AnaptysBio, Inc.	8	167
*AngioDynamics, Inc.	16	133
*Anika Therapeutics, Inc.	8	205
*Annexon, Inc.	20	106
#*Annovis Bio, Inc.	4	58
*Apollo Medical Holdings, Inc.	553	19,626
*ARCA biopharma, Inc.	4	8
*Arcturus Therapeutics Holdings, Inc.	8	213
*Arcus Biosciences, Inc.	8,821	157,455
*ARS Pharmaceuticals, Inc.	1,674	10,881
*Artivion, Inc.	16	222
*Atara Biotherapeutics, Inc.	40	108
*AtriCure, Inc.	387	17,024
*Avanos Medical, Inc.	5,949	175,733
*Avantor, Inc.	9,394	182,995
*Avid Bioservices, Inc.	670	12,094
*Avidity Biosciences, Inc.	1,308	16,219
*Avita Medical, Inc.	8	124
*Axonics, Inc.	65	3,735
Becton Dickinson and Co.	1,049	277,261
*Biogen, Inc.	2,155	655,616
*BioLife Solutions, Inc.	12	211
*BioMarin Pharmaceutical, Inc.	1,618	155,393
#*Biomea Fusion, Inc.	8	236
*Bio-Rad Laboratories, Inc., Class A	339	152,818
Bio-Techne Corp.	2,105	168,147
*Bioxcel Therapeutics, Inc.	8	165
*Black Diamond Therapeutics, Inc.	16	23
*Blueprint Medicines Corp.	35	1,787
*Boston Scientific Corp.	9,727	506,971
Bristol-Myers Squibb Co.	30,192	2,015,920
Bruker Corp.	2,876	227,578
Cardinal Health, Inc.	3,217	264,116
*Celcuity, Inc.	4	41
*CEL-SCI Corp.	16	34
*Centene Corp.	8,008	551,991
*Certara, Inc.	10,690	258,377
*Charles River Laboratories International, Inc.	728	138,407
Chemed Corp.	296	163,170
*Chinook Therapeutics, Inc.	376	7,524
Cigna Group (The)	5,505	1,394,361
*Codexis, Inc.	20	78
*Cogent Biosciences, Inc.	20	215
*Collegium Pharmaceutical, Inc.	8	186
Community Health Systems, Inc.	24	152
*Computer Programs and Systems, Inc.	8	207
CONMED Corp.	749	94,052
Cooper Cos, Inc. (The)	182	69,424
*CorMedix, Inc.	16	79
*CorVel Corp.	374	75,559
*Cross Country Healthcare, Inc.	1,363	29,959
*CryoPort, Inc.	16	337
*Cue Biopharma, Inc.	16	69
*Cullinan Oncology, Inc.	472	4,593
*Cumberland Pharmaceuticals, Inc.	4	7
CVS Health Corp.	18,760	1,375,296

17

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Cymabay Therapeutics, Inc.	20	$215
*Cytek Biosciences, Inc.	228	2,617
Danaher Corp.	6,015	1,425,014
#*DarioHealth Corp.	4	13
*DaVita, Inc.	1,321	119,366
*Day One Biopharmaceuticals, Inc.	2,500	31,000
*Decibel Therapeutics, Inc.	12	39
*Deciphera Pharmaceuticals, Inc.	20	284
Dentsply Sirona, Inc.	5,659	237,282
*DermTech, Inc.	8	24
*Dexcom, Inc.	1,586	192,445
*Dominari Holdings, Inc.	4	13
#*Doximity, Inc., Class A	442	16,244
*Dynavax Technologies Corp.	3,076	32,021
*Dyne Therapeutics, Inc.	20	207
*Eagle Pharmaceuticals, Inc.	326	9,154
*Edgewise Therapeutics, Inc.	12	105
*Editas Medicine, Inc.	28	229
*Edwards Lifesciences Corp.	3,300	290,334
*Elanco Animal Health, Inc.	9,974	94,454
*Electromed, Inc.	4	44
*Eledon Pharmaceuticals, Inc.	4	8
Elevance Health, Inc.	2,922	1,369,395
Eli Lilly & Co.	5,260	2,082,224
Embecta Corp.	1,216	33,744
*Emergent BioSolutions, Inc.	286	2,525
Encompass Health Corp.	307	19,694
*Enliven Therapeutics, Inc.	280	5,331
*Enovis Corp.	4	233
*Envista Holdings Corp.	4,144	159,503
#*enVVeno Medical Corp.	4	16
*Enzo Biochem, Inc.	4	10
*Evolent Health, Inc., Class A	4,930	179,501
*Exagen, Inc.	8	20
#*Fulgent Genetics, Inc.	298	8,812
*Gain Therapeutics, Inc.	4	20
*GE Healthcare Technologies, Inc.	868	70,576
*Generation Bio Co.	24	118
Gilead Sciences, Inc.	15,893	1,306,564
*Glaukos Corp.	787	37,390
*Globus Medical, Inc.	1,758	102,210
*GoodRx Holdings, Inc., Class A	24	112
*Graphite Bio, Inc.	24	77
*Haemonetics Corp.	1,302	108,990
*Halozyme Therapeutics, Inc.	1,821	58,509
*Harvard Bioscience, Inc.	16	92
HCA Healthcare, Inc.	988	283,882
*Health Catalyst, Inc.	24	302
*HealthEquity, Inc.	3,582	191,458
HealthStream, Inc.	8	197
*Henry Schein, Inc.	3,818	308,533
*Heska Corp.	4	469
*Hologic, Inc.	6,167	530,424
Humana, Inc.	1,453	770,802
*Ideaya Biosciences, Inc.	16	292
*IDEXX Laboratories, Inc.	230	113,197
#*IGM Biosciences, Inc.	8	87
*Ikena Oncology, Inc.	12	66

18

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Illumina, Inc.	1,857	$381,725
*ImmunoPrecise Antibodies, Ltd.	8	21
*Immunovant, Inc.	40	646
*Inari Medical, Inc.	151	10,029
*Incyte Corp.	3,302	245,702
*InfuSystem Holdings, Inc.	12	112
*Inmune Bio, Inc.	8	58
*Innoviva, Inc.	925	10,850
*Inogen, Inc.	8	106
*Inspire Medical Systems, Inc.	24	6,423
*Insulet Corp.	556	176,830
*Integer Holdings Corp.	4,541	373,951
*Integra LifeSciences Holdings Corp.	20	1,106
*Intuitive Surgical, Inc.	1,776	534,967
*Iovance Biotherapeutics, Inc.	4,739	26,728
*IQVIA Holdings, Inc.	3,286	618,524
iRadimed Corp.	24	999
*IRIDEX Corp.	4	9
*Ironwood Pharmaceuticals, Inc.	4,351	45,294
*iTeos Therapeutics, Inc.	210	2,885
#*Janux Therapeutics, Inc.	8	123
Johnson & Johnson	25,258	4,134,735
*Joint Corp. (The)	4	63
*Jounce Therapeutics, Inc.	20	39
*Karuna Therapeutics, Inc.	465	92,275
*Kodiak Sciences, Inc.	24	105
*KORU Medical Systems, Inc.	24	107
*Krystal Biotech, Inc.	8	672
*Kura Oncology, Inc.	20	195
*Kymera Therapeutics, Inc.	860	27,124
Laboratory Corp. of America Holdings	1,468	332,810
*Lantern Pharma, Inc.	4	19
*Lantheus Holdings, Inc.	1,160	99,122
*Larimar Therapeutics, Inc.	16	76
#LeMaitre Vascular, Inc.	8	432
*Lexaria Bioscience Corp.	4	8
#*LifeStance Health Group, Inc.	84	685
*Ligand Pharmaceuticals, Inc.	20	1,527
#*Liquidia Corp.	12	81
*Lisata Therapeutics, Inc.	4	13
*LivaNova PLC	12	575
*MacroGenics, Inc.	20	138
*Maravai LifeSciences Holdings, Inc., Class A	2,068	28,518
*Masimo Corp.	1,038	196,327
McKesson Corp.	1,480	539,075
*Medpace Holdings, Inc.	657	131,492
Medtronic PLC	11,237	1,022,005
*MeiraGTx Holdings PLC	20	107
Merck & Co., Inc.	17,168	1,982,389
*Merit Medical Systems, Inc.	3,590	291,831
*Mettler-Toledo International, Inc.	296	441,484
*Microbot Medical, Inc.	4	6
*Mirati Therapeutics, Inc.	5,217	231,165
*Moderna, Inc.	5,945	790,031
*ModivCare, Inc.	308	19,589
*Molina Healthcare, Inc.	1,299	386,959
*Myriad Genetics, Inc.	20	426
National Research Corp.	477	20,764

19

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Neogen Corp.	88	$1,515
*NeoGenomics, Inc.	9,962	145,644
*Neuronetics, Inc.	12	27
*NeuroPace, Inc.	12	60
*Nevro Corp.	580	16,977
*NextCure, Inc.	12	18
*NextGen Healthcare, Inc.	3,097	51,844
*Novocure, Ltd.	1,519	100,102
*Ocuphire Pharma, Inc.	16	82
*Olema Pharmaceuticals, Inc.	16	77
*Omega Therapeutics, Inc.	12	92
*Omnicell, Inc.	1,747	106,165
*OptimizeRx Corp.	8	120
*Option Care Health, Inc.	4,551	146,315
*OraSure Technologies, Inc.	16	109
*Organogenesis Holdings, Inc.	60	123
*Orthofix Medical, Inc.	3	57
*OrthoPediatrics Corp.	4	202
*Outset Medical, Inc.	16	288
*Owens & Minor, Inc.	4,315	67,055
*Pacific Biosciences of California, Inc.	890	9,434
Patterson Cos., Inc.	3,192	86,535
#*PDS Biotechnology Corp.	8	49
*Pediatrix Medical Group, Inc.	5,781	82,842
*Pennant Group, Inc. (The)	4	56
#*Penumbra, Inc.	638	181,269
Perrigo Co. PLC	1,095	40,723
#*Personalis, Inc.	20	46
*PetIQ, Inc.	12	141
Pfizer, Inc.	61,837	2,404,841
*Phreesia, Inc.	3,063	96,913
*Prelude Therapeutics, Inc.	20	129
Premier, Inc., Class A	4,249	141,619
*Privia Health Group, Inc.	2,043	56,448
*Protara Therapeutics, Inc.	4	13
*Prothena Corp. PLC	138	7,262
*Quanterix Corp.	16	202
Quest Diagnostics, Inc.	1,194	165,739
*R1 RCM, Inc.	2,859	44,572
*RadNet, Inc.	2,715	75,097
#*Rain Oncology, Inc.	8	56
*Recursion Pharmaceuticals, Inc., Class A	1,436	6,850
*Regeneron Pharmaceuticals, Inc.	1,184	949,319
*REGENXBIO, Inc.	20	387
*Relay Therapeutics, Inc.	1,177	13,383
*Reneo Pharmaceuticals, Inc.	12	123
#*Repligen Corp.	942	142,835
*Replimune Group, Inc.	879	14,706
ResMed, Inc.	1,672	402,885
*REVOLUTION Medicines, Inc.	580	13,624
Revvity, Inc.	1,751	228,488
*Rocket Pharmaceuticals, Inc.	7,469	133,845
*Sage Therapeutics, Inc.	24	1,172
#*Sana Biotechnology, Inc.	1,565	8,279
*Sangamo Therapeutics, Inc.	60	88
*Scholar Rock Holding Corp.	20	128
*Schrodinger, Inc.	8,781	259,215
*Seagen, Inc.	1,300	260,000

20

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Semler Scientific, Inc.	4	$112
*Shattuck Labs, Inc.	16	48
*Shockwave Medical, Inc.	296	85,887
Simulations Plus, Inc.	169	7,056
*Solid Biosciences, Inc.	4	20
*Sotera Health Co.	826	13,852
*SpringWorks Therapeutics, Inc.	444	10,381
*STAAR Surgical Co.	108	7,611
*Stoke Therapeutics, Inc.	12	107
Stryker Corp.	2,636	789,877
*Surgery Partners, Inc.	16	635
*Surmodics, Inc.	4	92
*Sutro Biopharma, Inc.	24	102
*Syneos Health, Inc.	4,598	180,517
*Tactile Systems Technology, Inc.	8	146
*Tandem Diabetes Care, Inc.	594	23,511
*Tarsus Pharmaceuticals, Inc.	8	119
*Teladoc Health, Inc.	7,240	192,077
Teleflex, Inc.	1,045	284,783
#*Tenaya Therapeutics, Inc.	16	85
#*Terns Pharmaceuticals, Inc.	12	157
Thermo Fisher Scientific, Inc.	2,371	1,315,668
*Twist Bioscience Corp.	944	11,781
UnitedHealth Group, Inc.	13,146	6,469,015
US Physical Therapy, Inc.	4	426
Utah Medical Products, Inc.	16	1,517
*Varex Imaging Corp.	8	142
*Veeva Systems, Inc., Class A	1,200	214,896
*Veracyte, Inc.	2,798	63,347
*Veradigm, Inc.	6,536	81,635
*Vericel Corp.	444	13,990
*Vertex Pharmaceuticals, Inc.	2,155	734,273
Viatris, Inc.	30	280
#*Viking Therapeutics, Inc.	32	682
*Vir Biotechnology, Inc.	296	7,444
*Vor BioPharma, Inc.	16	71
*Voyager Therapeutics, Inc.	12	87
*Waters Corp.	673	202,142
*Werewolf Therapeutics, Inc.	12	28
*XOMA Corp.	4	74
*Y-mAbs Therapeutics, Inc.	16	96
*Zentalis Pharmaceuticals, Inc.	55	1,212
*Zevra Therapeutics, Inc.	16	86
Zimmer Biomet Holdings, Inc.	2,911	402,999
*Zimvie, Inc.	12	99
Zoetis, Inc.	658	115,663
*Zynex, Inc.	497	5,686

TOTAL HEALTH CARE		57,646,239

INDUSTRIALS — (13.1%)
3M Co.	4,036	428,704
A. O. Smith Corp.	3,578	244,342
AAON, Inc.	619	60,662
*AAR Corp.	8	422
ABM Industries, Inc.	3,771	160,569
ACCO Brands Corp.	44	202
Acuity Brands, Inc.	913	143,688
#*ACV Auctions, Inc., Class A	104	1,355
#Advanced Drainage Systems, Inc.	1,396	119,665

21

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
AECOM	3,216	$267,089
*Aerojet Rocketdyne Holdings, Inc.	1,127	63,574
*AeroVironment, Inc.	264	26,582
#*AerSale Corp.	16	259
AGCO Corp.	2,676	331,663
Air Lease Corp.	6,504	261,591
Alamo Group, Inc.	4	707
Albany International Corp.	105	9,577
*Alight, Inc., Class A	21,790	201,557
Allegion PLC	2,331	257,529
Allied Motion Technologies, Inc.	8	275
Allison Transmission Holdings, Inc.	3,010	146,858
*Alpha Pro Tech, Ltd.	8	32
Alta Equipment Group, Inc.	235	3,323
*Ameresco, Inc., Class A	8	333
*American Superconductor Corp.	16	65
*American Woodmark Corp.	4	202
AMETEK, Inc.	2,823	389,376
*API Group Corp.	6,516	148,304
Apogee Enterprises, Inc.	4	170
Applied Industrial Technologies, Inc.	1,548	210,002
ARC Document Solutions, Inc.	12	36
ArcBest Corp.	46	4,342
Arcosa, Inc.	12	810
Argan, Inc.	4	161
Armstrong World Industries, Inc.	623	42,775
*Array Technologies, Inc.	122	2,495
*ASGN, Inc.	2,744	196,443
Astec Industries, Inc.	8	330
*Astronics Corp.	12	177
*Asure Software, Inc.	8	107
*Atkore, Inc.	1,407	177,746
Automatic Data Processing, Inc.	4,897	1,077,340
*AZEK Co., Inc. (The)	32	868
*Babcock & Wilcox Enterprises, Inc.	4	25
Barnes Group, Inc.	515	21,645
Barrett Business Services, Inc.	4	334
#*Beacon Roofing Supply, Inc.	3,565	214,542
BGSF, Inc.	8	77
#*BlueLinx Holdings, Inc.	633	44,348
Boise Cascade Co.	172	11,749
Booz Allen Hamilton Holding Corp.	3,409	326,309
*Bowman Consulting Group, Ltd.	4	119
Brady Corp., Class A	64	3,266
*BrightView Holdings, Inc.	48	265
Brink’s Co. (The)	764	48,017
Broadridge Financial Solutions, Inc.	1,806	262,610
*Builders FirstSource, Inc.	5,725	542,558
BWX Technologies, Inc.	2,478	160,029
*CACI International, Inc., Class A	722	226,217
Cadre Holdings, Inc.	38	800
Carlisle Cos., Inc.	1,351	291,613
Carrier Global Corp.	19,643	821,470
Caterpillar, Inc.	5,378	1,176,706
*CBIZ, Inc.	8,551	450,552
*CECO Environmental Corp.	24	279
*Ceridian HCM Holding, Inc.	2,997	190,250
CH Robinson Worldwide, Inc.	4,614	465,414

22

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Chart Industries, Inc.	842	$112,070
*Cimpress PLC	597	31,014
Cintas Corp.	834	380,112
*CIRCOR International, Inc.	456	12,695
*Civeo Corp.	8	154
*Clarivate PLC	26,851	237,900
*Clean Harbors, Inc.	64	9,290
Columbus McKinnon Corp.	12	417
Comfort Systems USA, Inc.	1,283	191,796
*Commercial Vehicle Group, Inc.	12	88
Concentrix Corp.	1,335	128,841
*Concrete Pumping Holdings, Inc.	8	56
*Conduent, Inc.	6,594	23,145
*Construction Partners, Inc., Class A	8	208
*Copart, Inc.	6,035	477,067
#*Core & Main, Inc., Class A	6,435	167,696
*CoStar Group, Inc.	6,792	522,644
Covenant Logistics Group, Inc.	4	158
CRA International, Inc.	1,244	130,794
*Crane Co.	1,307	94,195
Crane NXT Co.	1,307	61,900
CSG Systems International, Inc.	348	18,333
CSW Industrials, Inc.	108	14,544
CSX Corp.	13,274	406,715
Cummins, Inc.	2,442	573,968
Curtiss-Wright Corp.	889	150,979
*Daseke, Inc.	259	2,119
Deere & Co.	2,967	1,121,585
Deluxe Corp.	4,866	73,720
*DLH Holdings Corp.	8	78
Donaldson Co., Inc.	3,428	217,849
Douglas Dynamics, Inc.	8	234
Dover Corp.	2,249	328,714
*Driven Brands Holdings, Inc.	4,001	122,831
*Ducommun, Inc.	4	200
Dun & Bradstreet Holdings, Inc.	17,026	190,180
*DXP Enterprises, Inc.	8	202
*Dycom Industries, Inc.	664	61,500
Eastern Co. (The)	4	71
Eaton Corp PLC	3,586	599,292
EMCOR Group, Inc.	1,639	280,269
Emerson Electric Co.	3,432	285,748
Encore Wire Corp.	129	20,167
*Energy Recovery, Inc.	320	7,210
Enerpac Tool Group Corp.	2,060	48,946
EnerSys	106	8,795
Ennis, Inc.	12	233
EnPro Industries, Inc.	1,015	95,684
Equifax, Inc.	2,993	623,681
Esab Corp.	30	1,751
ESCO Technologies, Inc.	20	1,871
*EVI Industries, Inc.	8	159
*Evoqua Water Technologies Corp.	1,687	83,422
*ExlService Holdings, Inc.	837	149,304
Expeditors International of Washington, Inc.	5,233	595,725
Exponent, Inc.	1,155	106,318
Fastenal Co.	8,228	442,996
Federal Signal Corp.	16	822

23

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
FedEx Corp.	2,501	$569,678
*First Advantage Corp.	18,130	233,152
Flowserve Corp.	3,131	104,544
*Fluor Corp.	6,362	184,880
*Forrester Research, Inc.	8	248
Fortive Corp.	5,142	324,409
Fortune Brands Innovations, Inc.	2,994	193,682
Forward Air Corp.	7	739
*Franklin Covey Co.	55	2,020
Franklin Electric Co., Inc.	1,723	154,157
*FTI Consulting, Inc.	901	162,631
#*FuelCell Energy, Inc.	100	188
*Gates Industrial Corp. PLC	64	862
#GATX Corp.	1,366	155,601
*Gencor Industries, Inc.	4	53
*Generac Holdings, Inc.	1,501	153,432
General Dynamics Corp.	2,345	512,007
General Electric Co.	8,166	808,189
Genpact, Ltd.	3,734	166,350
*Gibraltar Industries, Inc.	943	47,188
Global Industrial Co.	114	3,038
*GMS, Inc.	3,283	190,611
Graco, Inc.	2,867	227,324
GrafTech International, Ltd.	9,152	43,106
*Graham Corp.	4	51
Granite Construction, Inc.	12	458
*Great Lakes Dredge & Dock Corp.	24	138
Greenbrier Cos., Inc. (The)	8	212
*GreenPower Motor Co., Inc.	4	11
Griffon Corp.	448	12,746
*GXO Logistics, Inc.	3,919	208,216
H&E Equipment Services, Inc.	1,835	66,978
*Harsco Corp.	20	137
#*Hayward Holdings, Inc.	2,030	24,441
Healthcare Services Group, Inc.	24	375
Heartland Express, Inc.	136	1,969
HEICO Corp.	448	75,551
HEICO Corp., Class A	820	110,069
Heidrick & Struggles International, Inc.	16	402
Helios Technologies, Inc.	12	722
Herc Holdings, Inc.	1,047	104,721
*Hertz Global Holdings, Inc.	100	1,668
Hexcel Corp.	2,297	165,568
Hillenbrand, Inc.	1,556	70,985
HNI Corp.	1,824	47,388
Honeywell International, Inc.	4,898	978,816
Howmet Aerospace, Inc.	3,026	134,022
*Hub Group, Inc., Class A	1,558	117,473
Hubbell, Inc.	618	166,440
*Hudson Technologies, Inc.	5,274	40,768
Huntington Ingalls Industries, Inc.	905	182,502
Hurco Cos., Inc.	4	90
*Huron Consulting Group, Inc.	1,786	151,435
Hyster-Yale Materials Handling, Inc.	4	211
ICF International, Inc.	2,513	286,482
IDEX Corp.	888	183,212
*IES Holdings, Inc.	12	518
Illinois Tool Works, Inc.	3,270	791,144

24

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Ingersoll Rand, Inc.	5,814	$331,514
Insperity, Inc.	1,694	207,447
Insteel Industries, Inc.	12	330
Interface, Inc.	28	220
ITT, Inc.	2,108	178,000
Jacobs Solutions, Inc.	1,705	196,859
*Janus International Group, Inc.	111	999
JB Hunt Transport Services, Inc.	1,184	207,543
*JELD-WEN Holding, Inc.	1,442	18,429
John Bean Technologies Corp.	1,874	203,723
Johnson Controls International PLC	4,390	262,698
Kadant, Inc.	4	743
Kaman Corp.	12	265
*KAR Auction Services, Inc.	30,580	414,053
KBR, Inc.	5,159	292,670
Kelly Services, Inc., Class A	24	394
Kennametal, Inc.	20	519
Kforce, Inc.	1,616	95,570
Kimball International, Inc., Class B	16	197
*Kirby Corp.	46	3,305
Knight-Swift Transportation Holdings, Inc.	2,360	132,915
Korn Ferry	3,976	190,928
*Kratos Defense & Security Solutions, Inc.	2,919	37,655
*L.B. Foster Co., Class A	4	45
L3Harris Technologies, Inc.	2,083	406,497
Landstar System, Inc.	592	104,210
Leidos Holdings, Inc.	2,958	275,863
Lennox International, Inc.	888	250,336
Lincoln Electric Holdings, Inc.	884	148,335
Lindsay Corp.	149	17,990
*Liquidity Services, Inc.	273	3,568
*LS Starrett Co. (The), Class A	4	43
LSI Industries, Inc.	8	102
Luxfer Holdings PLC	8	122
*Manitex International, Inc.	12	62
*Manitowoc Co., Inc. (The)	16	245
ManpowerGroup, Inc.	2,901	219,635
Marten Transport, Ltd.	670	13,527
Masco Corp.	3,414	182,683
*Masonite International Corp.	417	38,118
*MasTec, Inc.	1,758	156,128
*Masterbrand, Inc.	1,098	8,861
*Matrix Service Co.	12	57
Matson, Inc.	888	60,411
Matthews International Corp., Class A	182	6,892
Maxar Technologies, Inc.	32	1,687
Maximus, Inc.	2,059	172,235
*Mayville Engineering Co., Inc.	4	48
McGrath RentCorp.	678	60,261
*Mega Matrix Corp.	4	7
*Mercury Systems, Inc.	2,898	138,148
*Middleby Corp. (The)	1,616	227,662
Miller Industries, Inc.	8	261
MillerKnoll, Inc.	1,230	20,922
*Mistras Group, Inc.	12	97
*Montrose Environmental Group, Inc.	275	8,376
Moog, Inc., Class A	60	5,407
*MRC Global, Inc.	473	4,607

25

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
MSA Safety, Inc.	570	$73,958
MSC Industrial Direct Co., Inc.	2,039	184,998
Mueller Industries, Inc.	106	7,616
Mueller Water Products, Inc., Class A	24	322
*MYR Group, Inc.	458	58,619
NL Industries, Inc.	8	51
*NN, Inc.	20	22
Nordson Corp.	888	192,083
Northrop Grumman Corp.	1,169	539,225
*Northwest Pipe Co.	4	110
*NOW, Inc.	20,499	218,724
*NV5 Global, Inc.	4	379
nVent Electric PLC	4,144	173,758
Old Dominion Freight Line, Inc.	888	284,506
Omega Flex, Inc.	296	32,563
*Orion Group Holdings, Inc.	8	19
Oshkosh Corp.	1,912	146,306
Otis Worldwide Corp.	5,363	457,464
PACCAR, Inc.	8,515	635,985
PAM Transportation Services, Inc.	8	180
Park Aerospace Corp.	8	105
Parker-Hannifin Corp.	1,298	421,694
Park-Ohio Holdings Corp.	4	52
*Parsons Corp.	4,781	207,973
Paychex, Inc.	4,605	505,905
*Paycom Software, Inc.	591	171,609
*Paylocity Holding Corp.	520	100,511
Pentair PLC	4,219	245,040
*Performant Financial Corp.	32	104
*PGT Innovations, Inc.	12	308
*Pioneer Power Solutions, Inc.	4	20
Pitney Bowes, Inc.	9,373	32,899
#*Plug Power, Inc.	13,826	124,849
Powell Industries, Inc.	4	160
Preformed Line Products Co.	4	497
Primoris Services Corp.	1,414	35,774
*Proterra, Inc.	961	1,124
*Proto Labs, Inc.	12	345
*Quad/Graphics, Inc.	28	98
Quanex Building Products Corp.	8	153
Quanta Services, Inc.	1,864	316,209
*Radiant Logistics, Inc.	24	158
Raytheon Technologies Corp.	12,913	1,290,009
*RBC Bearings, Inc.	619	140,519
*RCM Technologies, Inc.	8	90
*Red Violet, Inc.	8	137
Regal Rexnord Corp.	879	114,411
*Resideo Technologies, Inc.	10,199	181,542
Resources Connection, Inc.	24	350
REV Group, Inc.	28	300
Robert Half International, Inc.	4,911	358,503
Rockwell Automation, Inc.	1,650	467,627
Rollins, Inc.	3,083	130,257
Rush Enterprises, Inc., Class A	1,931	102,555
Rush Enterprises, Inc., Class B	16	937
*RXO, Inc.	577	10,438
Ryder System, Inc.	112	8,866
*Saia, Inc.	264	78,611

26

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Schneider National, Inc., Class B	36	$942
Science Applications International Corp.	2,167	221,099
Sensata Technologies Holding PLC	4,006	174,061
*Shoals Technologies Group, Inc., Class A	151	3,154
Shyft Group, Inc. (The)	36	903
*SIFCO Industries, Inc.	4	9
Simpson Manufacturing Co., Inc.	168	21,131
*SiteOne Landscape Supply, Inc.	1,546	228,406
Snap-on, Inc.	864	224,130
*SP Plus Corp.	12	410
Spirit AeroSystems Holdings, Inc., Class A	673	20,028
*SPX Technologies, Inc.	32	2,038
SS&C Technologies Holdings, Inc.	3,458	202,431
Standex International Corp.	2,017	247,708
Stanley Black & Decker, Inc.	1,795	154,980
Steelcase, Inc., Class A	40	320
*Stericycle, Inc.	474	21,638
*Sterling Check Corp.	8,374	94,124
*Sterling Infrastructure, Inc.	296	10,928
#*SunPower Corp.	2,088	27,603
#*Sunrun, Inc.	8,206	172,654
*TaskUS, Inc., Class A	316	4,253
Tecnoglass, Inc.	589	25,828
Tennant Co.	8	611
Terex Corp.	2,247	100,194
Tetra Tech, Inc.	1,184	163,830
#Textainer Group Holdings, Ltd.	11,150	391,365
Textron, Inc.	2,509	167,952
*Thermon Group Holdings, Inc.	16	332
Timken Co. (The)	752	57,791
*Titan International, Inc.	3,638	35,507
*Titan Machinery, Inc.	12	376
Toro Co. (The)	1,885	196,530
*TPI Composites, Inc.	12	148
Trane Technologies PLC	2,374	441,113
*Transcat, Inc.	359	27,388
TransDigm Group, Inc.	459	351,135
TransUnion	4,794	329,875
*Trex Co., Inc.	414	22,629
*TriNet Group, Inc.	3,020	280,196
Trinity Industries, Inc.	24	575
Triton International, Ltd.	2,983	246,605
*Triumph Group, Inc.	273	2,951
*TrueBlue, Inc.	24	364
TTEC Holdings, Inc.	866	29,505
*Tutor Perini Corp.	20	106
*Twin Disc, Inc.	8	92
*U.S. Xpress Enterprises, Inc., Class A	8	48
*Uber Technologies, Inc.	7,958	247,096
UFP Industries, Inc.	1,541	120,999
U-Haul Holding Co.	5,622	304,150
#U-Haul Holding Co.	153	9,342
*Ultralife Corp.	8	34
UniFirst Corp.	626	102,464
Union Pacific Corp.	553	108,222
United Parcel Service, Inc., Class B	5,911	1,062,857
United Rentals, Inc.	1,825	659,026
*Univar Solutions, Inc.	7,266	257,943

27

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Universal Logistics Holdings, Inc.	8	$205
*V2X, Inc.	8	346
Valmont Industries, Inc.	282	81,938
Verisk Analytics, Inc.	3,933	763,435
Veritiv Corp.	208	23,893
*Verra Mobility Corp.	4,268	72,343
Vertiv Holdings Co.	1,283	19,142
*Viad Corp.	129	2,455
*Vicor Corp.	209	8,981
*Virco Mfg. Corp.	8	30
#*Virgin Galactic Holdings, Inc.	817	2,974
*VirTra, Inc.	4	21
VSE Corp.	8	338
Wabash National Corp.	321	8,240
#Watsco, Inc.	744	257,707
Watts Water Technologies, Inc., Class A	920	148,792
Werner Enterprises, Inc.	32	1,445
WESCO International, Inc.	2,800	403,200
Westinghouse Air Brake Technologies Corp.	2,664	260,193
*Wilhelmina International, Inc.	4	16
*Willdan Group, Inc.	8	117
*Willis Lease Finance Corp.	4	202
*WillScot Mobile Mini Holdings Corp.	6,979	316,847
Woodward, Inc.	1,480	142,110
WW Grainger, Inc.	1,229	854,856
*XPO, Inc.	1,728	76,343
Xylem, Inc.	2,368	245,893
Zurn Elkay Water Solutions Corp.	4,797	103,375
TOTAL INDUSTRIALS		52,365,581
INFORMATION TECHNOLOGY — (19.6%)
*8x8, Inc.	32	92
A10 Networks, Inc.	1,967	27,813
Accenture PLC, Class A	6,697	1,877,102
*ACI Worldwide, Inc.	1,333	33,765
Adeia, Inc.	2,193	16,755
*Adobe, Inc.	4,684	1,768,491
ADTRAN Holdings, Inc.	460	4,195
Advanced Energy Industries, Inc.	12	1,038
*Advanced Micro Devices, Inc.	11,864	1,060,286
*Aehr Test Systems	14	346
*Agilysys, Inc.	215	16,779
*Airgain, Inc.	4	23
*Alarm.com Holdings, Inc.	4,709	224,572
*Allegro MicroSystems, Inc.	1,364	48,790
*Altair Engineering, Inc., Class A	16	1,105
Amdocs, Ltd.	2,975	271,469
American Software, Inc., Class A	12	143
Amphenol Corp., Class A	3,306	249,504
*Amtech Systems, Inc.	4	35
Analog Devices, Inc.	36	6,476
*ANSYS, Inc.	888	278,761
Apple, Inc.	130,951	22,219,766
Applied Materials, Inc.	10,271	1,160,931
#*AppLovin Corp., Class A	8,967	152,439
*Arista Networks, Inc.	1,929	308,949
*Arrow Electronics, Inc.	2,122	242,820
*AstroNova, Inc.	4	59
*Atlassian Corp., Class A	296	43,707

28

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Autodesk, Inc.	3,514	$684,492
*Aviat Networks, Inc.	4	131
*Avid Technology, Inc.	2,536	74,837
Avnet, Inc.	3,604	148,701
*Axcelis Technologies, Inc.	61	7,216
Badger Meter, Inc.	375	49,624
Benchmark Electronics, Inc.	8	171
Bentley Systems, Inc., Class B	3,262	138,831
*BILL Holdings, Inc.	2,024	155,463
*Black Knight, Inc.	180	9,835
*Blackbaud, Inc.	159	11,027
*Box, Inc., Class A	4,663	123,383
*Brightcove, Inc.	8	33
Broadcom, Inc.	5,584	3,498,376
*Cadence Design Systems, Inc.	2,117	443,406
*Calix, Inc.	1,711	78,193
*Cambium Networks Corp.	4	61
CDW Corp.	1,546	262,186
*Cerence, Inc.	64	1,635
*CEVA, Inc.	4	101
*Ciena Corp.	3,834	176,517
*Cirrus Logic, Inc.	1,903	163,258
Cisco Systems, Inc.	38,831	1,834,765
#*Cleanspark, Inc.	20	78
*Clearfield, Inc.	65	2,839
*Cloudflare, Inc., Class A	8	376
*Coda Octopus Group, Inc.	4	32
Cognex Corp.	1,796	85,651
Cognizant Technology Solutions Corp., Class A	7,230	431,703
*Cognyte Software, Ltd.	24	100
*Cohu, Inc.	978	33,096
*CommScope Holding Co., Inc.	1,832	9,032
*CommVault Systems, Inc.	520	30,300
*Computer Task Group, Inc.	8	54
Comtech Telecommunications Corp.	12	124
*Consensus Cloud Solutions, Inc.	84	3,136
*Corsair Gaming, Inc.	1,881	32,767
#*CPI Card Group, Inc.	8	335
*Crowdstrike Holdings, Inc., Class A	2,284	274,194
*Daktronics, Inc.	20	96
*Data I/O Corp.	4	18
*Datadog, Inc., Class A	1,866	125,731
Dell Technologies, Inc., Class C	2,841	123,555
*Digi International, Inc.	2,136	64,422
*Digimarc Corp.	8	136
*Digital Turbine, Inc.	1,832	21,489
#*DigitalOcean Holdings, Inc.	410	12,931
*DocuSign, Inc.	495	24,473
Dolby Laboratories, Inc., Class A	1,516	126,874
*DoubleVerify Holdings, Inc.	1,372	40,364
*Dropbox, Inc., Class A	5,875	119,498
*DXC Technology Co.	5,128	122,303
*Dynatrace, Inc.	1,867	78,937
Ebix, Inc.	12	195
*eGain Corp.	12	88
*EngageSmart, Inc.	8	137
Entegris, Inc.	181	13,561
*Envestnet, Inc.	16	1,014

29

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*EPAM Systems, Inc.	529	$149,411
*ePlus, Inc.	1,120	48,765
#*EverCommerce, Inc.	36	435
*Extreme Networks, Inc.	1,974	35,098
*F5, Inc.	1,498	201,271
*Fair Isaac Corp.	296	215,473
*FARO Technologies, Inc.	8	187
*Fastly, Inc., Class A	4,233	62,564
*Flex, Ltd.	6,682	137,449
*FormFactor, Inc.	587	16,031
*Fortinet, Inc.	7,293	459,824
*Franklin Wireless Corp.	4	16
Frequency Electronics, Inc.	4	26
*Gartner, Inc.	990	299,435
Gen Digital, Inc.	8,550	151,079
*Genasys, Inc.	12	35
*Globant SA	1,165	182,754
*GoDaddy, Inc., Class A	1,967	148,863
*Grid Dynamics Holdings, Inc.	24	261
*Guidewire Software, Inc.	2,811	214,170
Hackett Group, Inc. (The)	920	17,075
*Harmonic, Inc.	3,314	46,694
Hewlett Packard Enterprise Co.	17,430	249,598
HP, Inc.	10,987	326,424
*HubSpot, Inc.	225	94,714
Immersion Corp.	16	105
*Informatica, Inc., Class A	72	1,113
Information Services Group, Inc.	28	143
*Insight Enterprises, Inc.	1,176	142,237
Intel Corp.	7,841	243,541
*Intellicheck, Inc.	8	18
InterDigital, Inc.	564	38,205
International Business Machines Corp.	11,189	1,414,401
*inTEST Corp.	4	76
*Intevac, Inc.	12	76
Intuit, Inc.	1,885	836,846
#*IonQ, Inc.	3,796	20,916
*Iteris, Inc.	16	74
*Itron, Inc.	1,428	76,255
*Jamf Holding Corp.	960	18,163
*JFrog, Ltd.	318	5,905
Juniper Networks, Inc.	8,150	245,722
*Key Tronic Corp.	4	27
*Keysight Technologies, Inc.	1,951	282,193
KLA Corp.	1,480	572,079
Kulicke & Soffa Industries, Inc.	324	15,442
*KVH Industries, Inc.	4	42
*Kyndryl Holdings, Inc.	10,972	158,655
Lam Research Corp.	1,834	961,163
*LiveRamp Holdings, Inc.	11,547	278,167
#*Lumentum Holdings, Inc.	208	10,036
*Manhattan Associates, Inc.	1,173	194,343
Marvell Technology, Inc.	10,373	409,526
*MaxLinear, Inc.	478	11,534
*MeridianLink, Inc.	20	299
Microsoft Corp.	41,196	12,657,883
*Mitek Systems, Inc.	40	361
MKS Instruments, Inc.	168	14,090

30

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Momentive Global, Inc.	15,331	$143,958
*MongoDB, Inc.	118	28,315
Monolithic Power Systems, Inc.	296	136,743
Motorola Solutions, Inc.	1,534	447,008
*N-able, Inc.	44	561
*Napco Security Technologies, Inc.	634	19,654
National Instruments Corp.	2,211	128,747
*NCR Corp.	5,336	118,939
NetApp, Inc.	3,581	225,209
*NETGEAR, Inc.	12	170
*NetScout Systems, Inc.	2,287	62,229
*NetSol Technologies, Inc.	4	9
Network-1 Technologies, Inc.	4	8
#*NextNav, Inc.	28	60
NVIDIA Corp.	15,643	4,340,776
*Okta, Inc.	4,051	277,615
#*Olo, Inc., Class A	44	301
*ON24, Inc.	20	174
*One Stop Systems, Inc.	4	10
*OneSpan, Inc.	12	177
*Onto Innovation, Inc.	8	648
Oracle Corp.	13,881	1,314,808
*Palantir Technologies, Inc., Class A	18,077	140,097
*Palo Alto Networks, Inc.	1,685	307,445
*PAR Technology Corp.	12	367
PC Connection, Inc.	2,784	112,112
PCTEL, Inc.	8	38
*PDF Solutions, Inc.	270	9,734
*Perficient, Inc.	1,633	106,014
*Plexus Corp.	221	19,331
Power Integrations, Inc.	588	42,795
*Powerfleet, Inc.	12	34
*PowerSchool Holdings, Inc.	15,225	317,898
*Procore Technologies, Inc.	8	427
Progress Software Corp.	1,366	74,966
*PTC, Inc.	1,502	188,937
*Pure Storage, Inc., Class A	6,189	141,295
*Q2 Holdings, Inc.	1,288	31,711
QUALCOMM, Inc.	16,180	1,889,824
*Qualtrics International, Inc., Class A	48	861
*Qualys, Inc.	844	95,321
*Rambus, Inc.	151	6,695
*Ribbon Communications, Inc.	36	92
*Rimini Street, Inc.	24	90
#*Riot Platforms, Inc.	583	6,973
Roper Technologies, Inc.	592	269,230
*Salesforce, Inc.	6,302	1,250,128
Sapiens International Corp. NV	1,700	34,221
*ScanSource, Inc.	12	328
*SecureWorks Corp., Class A	8	73
*SEMrush Holdings, Inc., Class A	40	386
*Semtech Corp.	1,312	25,571
*SentinelOne, Inc., Class A	3,544	56,952
*ServiceNow, Inc.	594	272,895
*Silicon Laboratories, Inc.	193	26,885
*SiTime Corp.	140	15,186
Skyworks Solutions, Inc.	1,533	162,345
*Snowflake, Inc., Class A	1,044	154,596

31

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*SolarEdge Technologies, Inc.	588	$167,950
*SolarWinds Corp.	52	448
*SoundThinking, Inc.	10	298
*Splunk, Inc.	2,009	173,256
*SPS Commerce, Inc.	560	82,488
*Squarespace, Inc., Class A	32	995
*Stratasys, Ltd.	28	402
*Sumo Logic, Inc.	346	4,152
*Super Micro Computer, Inc.	2,852	300,686
*Synaptics, Inc.	201	17,801
*Synopsys, Inc.	888	329,732
TD SYNNEX Corp.	2,519	224,292
TE Connectivity, Ltd.	1,707	208,886
*Teledyne Technologies, Inc.	545	225,848
*Teradata Corp.	2,807	108,659
Teradyne, Inc.	3,107	283,918
*TESSCO Technologies, Inc.	4	35
*TransAct Technologies, Inc.	4	22
*Trimble, Inc.	2,803	132,021
*Turtle Beach Corp.	8	87
*Twilio, Inc., Class A	3,057	160,829
*Tyler Technologies, Inc.	249	94,378
*UiPath, Inc., Class A	6,011	84,635
#*Unity Software, Inc.	7,170	193,375
Universal Display Corp.	1,397	186,444
*Verint Systems, Inc.	1,688	61,595
*VeriSign, Inc.	1,184	262,611
*Vertex, Inc., Class A	72	1,487
*Viasat, Inc.	761	26,658
*Viavi Solutions, Inc.	11,955	107,117
Vontier Corp.	4,552	123,496
*Workday, Inc., Class A	1,122	208,849
Xerox Holdings Corp.	12,599	197,426
*Zebra Technologies Corp.	425	122,413
*Zoom Video Communications, Inc., Class A	2,979	183,000
*Zscaler, Inc.	44	3,964

TOTAL INFORMATION TECHNOLOGY		78,613,605

MATERIALS — (3.6%)
AdvanSix, Inc.	8	301
Albemarle Corp.	1,583	293,583
*Alto Ingredients, Inc.	8	10
Amcor PLC	35,441	388,788
American Vanguard Corp.	1,371	26,392
*Ampco-Pittsburgh Corp.	8	24
AptarGroup, Inc.	2,049	242,827
*Arconic Corp.	462	11,434
#Ardagh Metal Packaging SA	9,637	39,319
Ashland, Inc.	1,421	144,388
*ATI, Inc.	1,984	76,622
Avery Dennison Corp.	2,078	362,569
Avient Corp.	2,574	99,125
*Axalta Coating Systems, Ltd.	9,317	294,138
Balchem Corp.	1,124	147,694
Ball Corp.	7,614	404,913
Berry Global Group, Inc.	4,900	283,269
Carpenter Technology Corp.	250	13,185
Celanese Corp.	742	78,830
Chase Corp.	355	38,812

32

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Clearwater Paper Corp.	4	$144
*Coeur Mining, Inc.	4,692	15,953
Commercial Metals Co.	4,303	200,907
Compass Minerals International, Inc.	1,370	44,840
Corteva, Inc.	7,359	449,782
Crown Holdings, Inc.	4,468	383,265
Dow, Inc.	1,740	94,656
DuPont de Nemours, Inc.	6,316	440,352
Eastman Chemical Co.	450	37,921
Ecolab, Inc.	2,614	438,734
Element Solutions, Inc.	11,946	216,820
Flexible Solutions International, Inc.	8	24
FMC Corp.	2,764	341,575
Freeport-McMoRan, Inc.	3,509	133,026
Glatfelter Corp.	16	72
Graphic Packaging Holding Co.	10,873	268,128
Greif, Inc., Class A	1,740	109,255
Greif, Inc., Class B	8	630
Hawkins, Inc.	282	11,376
Haynes International, Inc.	4	188
HB Fuller Co.	2,240	148,221
Hecla Mining Co.	22,169	134,122
Huntsman Corp.	6,691	179,252
*Ingevity Corp.	1,285	92,186
Innospec, Inc.	880	89,434
International Flavors & Fragrances, Inc.	4,269	413,922
International Paper Co.	2,207	73,074
*Intrepid Potash, Inc.	4	103
Koppers Holdings, Inc.	1,198	39,306
Kronos Worldwide, Inc.	16	149
#*Livent Corp.	5,023	109,753
*Loop Industries, Inc.	8	26
Louisiana-Pacific Corp.	1,731	103,410
*LSB Industries, Inc.	1,341	11,975
LyondellBasell Industries NV, Class A	4,185	395,943
Materion Corp.	620	67,152
*McEwen Mining, Inc.	8	66
Mercer International, Inc.	8	78
Minerals Technologies, Inc.	650	38,519
Mosaic Co. (The)	7,929	339,758
*MP Materials Corp.	1,206	26,134
Myers Industries, Inc.	793	15,027
NewMarket Corp.	296	118,282
Newmont Corp.	12,399	587,713
#Nexa Resources SA	2,150	12,900
Northern Technologies International Corp.	4	46
Nucor Corp.	5,141	761,793
Packaging Corp. of America	1,467	198,426
Pactiv Evergreen, Inc.	1,936	15,294
*Piedmont Lithium, Inc.	25	1,437
PPG Industries, Inc.	3,288	461,175
Quaker Chemical Corp.	88	16,423
*Ranpak Holdings Corp.	3,269	13,338
Reliance Steel & Aluminum Co.	2,172	538,222
Royal Gold, Inc.	2,371	314,015
RPM International, Inc.	1,019	83,589
Ryerson Holding Corp.	2,371	89,553
Schnitzer Steel Industries, Inc.	1,903	54,978

33

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Scotts Miracle-Gro Co. (The)	1,904	$127,206
Sealed Air Corp.	3,042	145,986
Sensient Technologies Corp.	597	44,453
Sherwin-Williams Co. (The)	4,370	1,038,050
Silgan Holdings, Inc.	4,412	217,335
Sonoco Products Co.	3,210	194,590
Southern Copper Corp.	453	34,804
Steel Dynamics, Inc.	2,585	268,711
Stepan Co.	1,098	101,236
Sylvamo Corp.	227	10,401
*TimkenSteel Corp.	12	201
TriMas Corp.	2,003	50,896
Trinseo PLC	3,026	54,831
Vulcan Materials Co.	1,783	312,239
Westrock Co.	3,057	91,496
Worthington Industries, Inc.	1,787	106,130

TOTAL MATERIALS		14,477,230

REAL ESTATE — (0.3%)
*AMREP Corp.	4	56
*Anywhere Real Estate, Inc.	2,048	13,046
*CBRE Group, Inc., Class A	5,932	454,747
*Compass, Inc., Class A	6,589	15,418
*Cushman & Wakefield PLC	8,656	85,262
Douglas Elliman, Inc.	126	402
#eXp World Holdings, Inc.	1,482	17,325
*Five Point Holdings LLC, Class A	20	49
*Forestar Group, Inc.	1,366	26,418
*Howard Hughes Corp. (The)	90	6,963
*Jones Lang LaSalle, Inc.	1,278	177,693
Kennedy-Wilson Holdings, Inc.	2,256	37,856
Marcus & Millichap, Inc.	1,368	43,051
*Maui Land & Pineapple Co., Inc.	4	50
Newmark Group, Inc., Class A	4,856	30,787
#*Opendoor Technologies, Inc.	1,004	1,385
RE/MAX Holdings, Inc.	4	77
#*Redfin Corp.	20	149
RMR Group, Inc. (The), Class A	90	2,137
St. Joe Co. (The)	1,015	41,716
*Zillow Group, Inc., Class A	20	856
*Zillow Group, Inc., Class C	5,742	250,007

TOTAL REAL ESTATE		1,205,450

UTILITIES — (1.2%)
American States Water Co.	1,187	105,346
American Water Works Co., Inc.	3,335	494,414
Artesian Resources Corp., Class A	4	219
Atmos Energy Corp.	1,955	223,144
Avangrid, Inc.	24	966
Brookfield Renewable Corp., Class A	5,194	173,532
California Water Service Group	1,984	111,263
CenterPoint Energy, Inc.	1,389	42,323
Chesapeake Utilities Corp.	4	494
Clearway Energy, Inc., Class A	4	116
Clearway Energy, Inc., Class C	842	25,572
Consolidated Edison, Inc.	4,689	461,726
Consolidated Water Co., Ltd.	8	135
Constellation Energy Corp.	2,672	206,813
Edison International	5,145	378,672

34

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Essential Utilities, Inc.	5,134	$219,222
Eversource Energy	6,148	477,146
Exelon Corp.	5,256	223,065
Genie Energy, Ltd., Class B	848	13,203
Global Water Resources, Inc.	4	44
Middlesex Water Co.	775	56,559
New Jersey Resources Corp.	3,494	180,430
Northwest Natural Holding Co.	1,737	81,569
ONE Gas, Inc.	1,480	113,886
Ormat Technologies, Inc.	1,683	144,418
*Pure Cycle Corp.	4	39
RGC Resources, Inc.	4	77
Sempra Energy	681	105,889
SJW Group	1,237	93,913
Southwest Gas Holdings, Inc.	2,221	124,376
Spire, Inc.	1,477	100,037
#*Sunnova Energy International, Inc.	5,675	101,923
UGI Corp.	7,362	249,425
Unitil Corp.	513	28,518
Via Renewables, Inc.	1	8
York Water Co. (The)	382	16,059

TOTAL UTILITIES		4,554,541

TOTAL COMMON STOCKS		396,016,843

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	4	62
*»Opiant Pharma, Inc.	4	3

TOTAL HEALTH CARE		65

INDUSTRIALS — (0.0%)
*Triumph Group, Inc. 12/5/2027	81	29

TOTAL RIGHTS/WARRANTS		94

TOTAL INVESTMENT SECURITIES — (98.9%)
(Cost $381,337,969)		396,016,937

SECURITIES LENDING COLLATERAL — (1.1%)
@§The DFA Short Term Investment Fund	394,917	4,567,332

TOTAL INVESTMENTS — (100.0%)
(Cost $385,905,301)		$400,584,269

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
PLC	Public Limited Company
SA	Special Assessment

35

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (97.7%)
AUSTRALIA — (4.8%)
29Metals, Ltd.	1,026	$803
*3P Learning, Ltd.	44	33
*A2B Australia, Ltd.	116	118
Accent Group, Ltd.	7,628	12,804
Acrow Formwork and Construction Services, Ltd.	192	111
Adairs, Ltd.	191	283
*Ainsworth Game Technology, Ltd.	132	85
*Alcidion Group, Ltd.	600	39
#*Alkane Resources, Ltd.	684	398
*Allkem, Ltd.	5,815	47,075
ALS, Ltd.	5,785	50,120
Altium, Ltd.	2,389	60,262
*AMA Group, Ltd.	1,784	194
AMP, Ltd.	22,763	17,074
Ampol, Ltd.	11,947	236,303
ANZ Group Holdings, Ltd.	11,597	186,616
#*Appen, Ltd.	7,869	16,329
#*Arafura Rare Earths, Ltd.	312	84
ARB Corp., Ltd.	184	3,885
Aristocrat Leisure, Ltd.	5,407	135,461
*Aroa Biosurgery, Ltd.	96	67
Atlas Arteria, Ltd.	7,872	34,022
*Audinate Group, Ltd.	20	116
#*Aurelia Metals, Ltd.	2,088	186
*Aussie Broadband, Ltd.	398	870
Austal, Ltd.	10,574	11,565
Austin Engineering, Ltd.	932	240
Australian Clinical Labs, Ltd.	2,594	6,051
Australian Ethical Investment, Ltd.	1,142	2,445
Australian Vintage, Ltd.	264	89
Auswide Bank, Ltd.	74	258
Autosports Group, Ltd.	80	123
Baby Bunting Group, Ltd.	2,735	3,904
Bank of Queensland, Ltd.	10,731	41,131
Bapcor, Ltd.	16,038	69,422
Base Resources, Ltd.	448	56
Beacon Lighting Group, Ltd.	118	143
#*Betmakers Technology Group, Ltd.	1,360	157
*Bigtincan Holdings, Ltd.	352	95
Blackmores, Ltd.	313	19,640
Brambles, Ltd.	21,957	206,772
#Bravura Solutions, Ltd.	807	240
*»Bravura Solutions, Ltd.	251	75
Breville Group, Ltd.	2,908	39,492
Capitol Health, Ltd.	752	137
Capral, Ltd.	32	156
*Capricorn Metals, Ltd.	2,649	7,755
carsales.com, Ltd.	6,877	107,981
*Catapult Group International, Ltd.	224	115
Cedar Woods Properties, Ltd.	128	414
Challenger, Ltd.	18,985	75,654
Champion Iron, Ltd.	7,795	33,329
#*City Chic Collective, Ltd.	376	120

1

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
ClearView Wealth, Ltd.	408	$140
Clinuvel Pharmaceuticals, Ltd.	303	4,049
Clover Corp., Ltd.	160	129
Cochlear, Ltd.	764	124,526
Codan, Ltd.	3,809	18,350
#*Cogstate, Ltd.	60	63
Coles Group, Ltd.	4,156	49,986
Collins Foods, Ltd.	1,774	10,129
Commonwealth Bank of Australia	4,857	318,921
Computershare, Ltd.	7,938	117,507
Corporate Travel Management, Ltd.	2,530	34,977
CSL, Ltd.	2,105	418,134
CSR, Ltd.	6,952	24,120
Data3, Ltd.	9,558	47,942
*De Grey Mining, Ltd.	5,362	5,723
Dicker Data, Ltd.	1,856	9,996
Domain Holdings Australia, Ltd.	4,096	9,014
Domino’s Pizza Enterprises, Ltd.	708	23,591
Downer EDI, Ltd.	10,400	24,399
Eagers Automotive, Ltd.	6,713	62,774
Elanor Investor Group	84	90
Elders, Ltd.	3,939	21,111
Emeco Holdings, Ltd.	596	270
*Emerald Resources NL	64	82
Endeavour Group, Ltd.	12,693	56,956
Enero Group, Ltd.	156	187
EQT Holdings, Ltd.	32	571
Estia Health, Ltd.	224	389
Evolution Mining, Ltd.	43,462	102,250
*Experience Co., Ltd.	608	116
*FBR, Ltd.	1,548	37
Fenix Resources, Ltd.	252	40
Fiducian Group, Ltd.	20	78
Finbar Group, Ltd.	252	104
*FleetPartners Group, Ltd.	7,611	10,512
*Fleetwood, Ltd.	164	164
*Flight Centre Travel Group, Ltd.	3,069	39,894
*»Flight Centre Travel Group, Ltd.	179	2,327
Fortescue Metals Group, Ltd.	18,625	257,737
*Frontier Digital Ventures, Ltd.	356	118
Gold Road Resources, Ltd.	21,435	26,560
GR Engineering Services, Ltd.	188	226
GrainCorp., Ltd., Class A	6,335	28,468
Grange Resources, Ltd.	256	104
GUD Holdings, Ltd.	6,253	39,463
GWA Group, Ltd.	904	1,051
Hansen Technologies, Ltd.	4,082	12,166
Harvey Norman Holdings, Ltd.	9,764	23,294
Healius, Ltd.	15,507	30,641
Healthia, Ltd.	92	72
Helia Group, Ltd.	28,794	60,130
HT&E, Ltd.	408	310
HUB24, Ltd.	357	6,674
IDP Education, Ltd.	3,022	56,238
IGO, Ltd.	9,314	84,634
Iluka Resources, Ltd.	2,453	17,783
Imdex, Ltd.	23,008	31,626
#*Immutep, Ltd.	356	62

2

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*ImpediMed, Ltd.	656	$80
*Imugene, Ltd.	6,394	528
Insignia Financial, Ltd.	18,894	37,084
Insurance Australia Group, Ltd.	19,773	65,074
Integral Diagnostics, Ltd.	484	1,011
InvoCare, Ltd.	814	5,971
IPH, Ltd.	4,767	25,580
IRESS, Ltd.	6,995	47,613
IVE Group, Ltd.	200	314
James Hardie Industries PLC	8,977	198,678
JB Hi-Fi, Ltd.	3,516	103,282
Johns Lyng Group, Ltd.	1,740	7,773
Jupiter Mines, Ltd.	912	151
Kelly Partners Group Holdings, Ltd.	16	47
#*Kogan.com, Ltd.	639	1,837
Lendlease Corp., Ltd.	14,637	72,063
Lifestyle Communities, Ltd.	2,518	28,189
Link Administration Holdings, Ltd.	15,687	21,977
Lottery Corp., Ltd. (The)	47,941	159,677
Lovisa Holdings, Ltd.	1,823	31,986
Lycopodium, Ltd.	40	270
*Lynas Rare Earths, Ltd.	18,291	77,723
MA Financial Group, Ltd.	3,619	11,025
*Mach7 Technologies, Ltd.	264	120
Macmahon Holdings, Ltd.	2,476	221
Macquarie Group, Ltd.	1,824	220,105
*Macquarie Telecom Group, Ltd.	16	650
Mader Group, Ltd.	28	91
#Magellan Financial Group, Ltd.	5,916	31,746
McMillan Shakespeare, Ltd.	6,703	68,084
Medibank Pvt, Ltd.	61,617	144,962
#*Mesoblast, Ltd.	21,702	12,334
*»Mesoblast, Ltd. Placement	2,432	1,382
*Metals X, Ltd.	436	79
Metcash, Ltd.	45,191	116,472
Michael Hill International, Ltd.	412	272
Mineral Resources, Ltd.	2,707	131,808
Monadelphous Group, Ltd.	2,602	21,271
Monash IVF Group, Ltd.	5,524	4,216
*Mount Gibson Iron, Ltd.	1,136	357
Myer Holdings, Ltd.	6,108	3,532
MyState, Ltd.	185	437
*Nanosonics, Ltd.	1,792	6,750
National Australia Bank, Ltd.	12,821	244,355
Netwealth Group, Ltd.	3,367	30,194
Newcrest Mining, Ltd.	2,108	40,288
*NEXTDC, Ltd.	3,990	30,270
nib holdings, Ltd.	18,821	96,021
Nick Scali, Ltd.	1,054	6,763
Nine Entertainment Co. Holdings, Ltd.	39,343	53,560
Northern Star Resources, Ltd.	8,092	71,979
#*Novonix, Ltd.	1,388	904
Nufarm, Ltd.	20,055	73,821
Objective Corp., Ltd.	32	273
*OM Holdings, Ltd.	224	99
*Omni Bridgeway, Ltd.	1,150	1,740
oOh!media, Ltd.	26,462	28,767
Orica, Ltd.	3,014	32,267

3

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Orora, Ltd.	21,179	$48,007
Pacific Smiles Group, Ltd.	100	93
Pact Group Holdings, Ltd.	396	262
*Paladin Energy, Ltd.	30,363	13,143
*Pantoro, Ltd.	632	30
Paragon Care, Ltd.	328	61
Peet, Ltd.	692	519
*Peninsula Energy, Ltd.	580	59
PeopleIN, Ltd.	69	141
*Perenti, Ltd.	35,887	27,392
Perpetual, Ltd.	1,101	17,848
Perseus Mining, Ltd.	74,983	110,502
*PEXA Group, Ltd.	3,844	33,786
Pilbara Minerals, Ltd.	20,589	57,691
Pinnacle Investment Management Group, Ltd.	1,157	6,285
Platinum Asset Management, Ltd.	20,084	23,293
*PointsBet Holdings, Ltd.	204	209
Praemium, Ltd.	384	174
Premier Investments, Ltd.	2,365	40,698
Pro Medicus, Ltd.	1,819	73,856
Probiotec, Ltd.	56	89
PSC Insurance Group, Ltd.	168	520
PWR Holdings, Ltd.	672	4,459
QANTM Intellectual Property, Ltd.	216	123
QBE Insurance Group, Ltd.	18,743	189,883
Ramelius Resources, Ltd.	43,410	37,724
Ramsay Health Care, Ltd.	2,468	105,476
REA Group, Ltd.	642	59,775
*ReadyTech Holdings, Ltd.	60	123
#*Red 5, Ltd.	1,732	195
*Redbubble, Ltd.	364	97
Reece, Ltd.	1,876	22,601
Regis Resources, Ltd.	376	529
*Reject Shop, Ltd. (The)	28	89
Reliance Worldwide Corp., Ltd.	20,048	54,055
*Resolute Mining, Ltd.	5,670	1,799
*Retail Food Group, Ltd.	1,944	92
Rio Tinto, Ltd.	2,041	151,402
*RPMGlobal Holdings, Ltd.	64	59
*Sandfire Resources, Ltd.	14,691	63,203
SEEK, Ltd.	6,085	98,200
Service Stream, Ltd.	1,152	506
Seven Group Holdings, Ltd.	4,541	71,152
*Seven West Media, Ltd.	15,164	3,858
SG Fleet Group, Ltd.	208	278
Shaver Shop Group, Ltd.	88	62
Sigma Healthcare, Ltd.	51,975	24,043
*Silver Lake Resources, Ltd.	16,190	13,588
*Silver Mines, Ltd.	412	60
Sims, Ltd.	5,730	59,261
SmartGroup Corp., Ltd.	4,035	17,919
Sonic Healthcare, Ltd.	9,171	214,790
Southern Cross Electrical Engineering, Ltd.	212	90
Southern Cross Media Group, Ltd.	1,848	1,020
SRG Global, Ltd.	384	192
*St Barbara, Ltd.	29,692	11,871
*Starpharma Holdings, Ltd.	276	88
Steadfast Group, Ltd.	15,847	62,102

4

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Suncorp Group, Ltd.	10,998	$90,705
Sunland Group, Ltd.	172	164
Super Retail Group, Ltd.	2,814	25,124
Symbio Holdings, Ltd.	48	67
*Syrah Resources, Ltd.	931	711
Tabcorp Holdings, Ltd.	103,971	72,145
Technology One, Ltd.	9,954	99,330
*Temple & Webster Group, Ltd.	48	127
Transurban Group	11,984	118,715
Treasury Wine Estates, Ltd.	4,471	41,159
United Malt Grp, Ltd.	3,584	10,421
Universal Store Holdings, Ltd.	64	199
ΩViva Energy Group, Ltd.	11,386	23,326
*Volpara Health Technologies, Ltd.	76	40
*Webjet, Ltd.	2,929	14,324
Wesfarmers, Ltd.	4,404	151,253
*West African Resources, Ltd.	75,745	48,805
*Westgold Resources, Ltd.	5,328	5,370
Westpac Banking Corp.	12,140	180,271
WiseTech Global, Ltd.	526	23,832
Woolworths Group, Ltd.	8,930	229,151
Worley, Ltd.	6,931	68,889
*Xero, Ltd.	960	59,216

TOTAL AUSTRALIA		9,010,791

AUSTRIA — (0.3%)
*Addiko Bank AG	28	430
ANDRITZ AG	2,007	130,395
ΩBAWAG Group AG	1,634	79,662
*CA Immobilien Anlagen AG	349	10,133
*DO & CO AG	28	3,283
Erste Group Bank AG	3,086	112,122
*Kapsch TrafficCom AG	8	109
*Lenzing AG	4	262
Mayr Melnhof Karton AG	200	31,928
Oesterreichische Post AG	480	18,547
Palfinger AG	20	659
Porr AG	28	428
Raiffeisen Bank International AG	2,287	35,120
Rosenbauer International AG	4	141
Schoeller-Bleckmann Oilfield Equipment AG	471	29,639
Telekom Austria AG	1,105	8,637
UBM Development AG	8	262
UNIQA Insurance Group AG	1,449	13,005
Verbund AG	845	75,470
Vienna Insurance Group AG Wiener Versicherung Gruppe	564	16,594
Wienerberger AG	837	25,226
Zumtobel Group AG	44	346

TOTAL AUSTRIA		592,398

BELGIUM — (1.0%)
Ackermans & van Haaren NV	647	114,000
Ageas SA	3,028	135,020
Anheuser-Busch InBev SA	3,361	219,293
Anheuser-Busch InBev SA, Sponsored ADR	54	3,508
*Argenx SE, Sponsored ADR	153	59,346
Barco NV	418	12,220
Bekaert SA	1,462	68,113
bpost SA	3,559	17,516

5

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
*Cie d’Entreprises CFE	8	$87
Deceuninck NV	96	249
D’ieteren Group	155	29,176
*Econocom Group SA	340	1,169
Elia Group SA	734	100,805
Etablissements Franz Colruyt NV	1,588	44,092
EVS Broadcast Equipment SA	16	390
Fagron	3,508	65,296
*Greenyard NV	36	246
Immobel SA	8	399
Ion Beam Applications	16	293
Jensen-Group NV	4	134
KBC Group NV	5,821	416,300
Lotus Bakeries NV	8	55,288
Melexis NV	362	34,510
*Ontex Group NV	1,048	8,996
*Orange Belgium SA	36	585
Proximus SADP	4,980	42,499
Recticel SA	732	10,441
*Shurgard Self Storage, Ltd.	652	33,777
Telenet Group Holding NV	1,549	35,980
*Tessenderlo Group SA	104	3,450
UCB SA	1,286	119,854
Umicore SA	7,598	249,632
Van de Velde NV	8	313
VGP NV	637	66,808
Viohalco SA	76	408

TOTAL BELGIUM		1,950,193

CANADA — (9.2%)
*5N Plus, Inc.	282	634
Absolute Software Corp.	791	6,154
Acadian Timber Corp.	20	232
*AcuityAds Holdings, Inc.	112	165
ADENTRA, Inc.	40	767
Aecon Group, Inc.	397	3,709
Ag Growth International, Inc.	546	23,860
#Agnico Eagle Mines, Ltd.	5,813	329,772
*Aimia, Inc.	136	354
AirBoss of America Corp.	56	297
Alamos Gold, Inc.	11,109	143,639
Alimentation Couche-Tard, Inc.	9,112	454,290
AltaGas, Ltd.	5,756	100,580
Altus Group, Ltd.	358	14,201
Amerigo Resources, Ltd.	60	71
Andlauer Healthcare Group, Inc.	367	13,938
Andrew Peller, Ltd., Class A	56	182
*Aritzia, Inc.	2,584	82,037
Atco, Ltd., Class I	1,683	55,554
*ATS Corp.	1,256	53,785
Aura Minerals, Inc.	20	162
*AutoCanada, Inc.	1,089	16,500
*Aya Gold & Silver, Inc.	48	382
B2Gold Corp.	20,194	79,564
Badger Infrastructure Solutions, Ltd.	1,521	33,295
#*Ballard Power Systems, Inc.	7,703	34,047
Bank of Montreal	1,349	121,473
Bank of Montreal	4,123	371,853
Bank of Nova Scotia (The)	1,538	76,690

6

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Bank of Nova Scotia (The)	10,100	$504,091
*Bausch Health Cos., Inc.	1,740	12,824
#BCE, Inc.	765	36,773
Bird Construction, Inc.	1,370	8,657
*BlackBerry, Ltd.	10,733	41,966
*Bombardier, Inc., Class A	4	174
*Bombardier, Inc., Class B	1,959	84,525
Boralex, Inc., Class A	1,692	49,277
Boyd Group Services, Inc.	638	106,286
*Bragg Gaming Group, Inc.	16	53
#Brookfield Asset Management, Ltd., Class A	2,336	78,373
#Brookfield Corp.	13,830	448,922
Brookfield Infrastructure Corp., Class A	2,215	94,359
BRP, Inc.	784	58,620
*CAE, Inc.	4,443	100,056
*Calfrac Well Services, Ltd.	545	1,712
Calian Group, Ltd.	83	3,844
*Calibre Mining Corp.	628	718
Cameco Corp.	3,042	83,625
Canaccord Genuity Group, Inc.	1,072	8,544
#*Canada Goose Holdings, Inc.	1,679	32,942
Canadian Imperial Bank of Commerce	2,775	116,213
#Canadian Imperial Bank of Commerce	4,153	174,218
Canadian Tire Corp., Ltd., Class A	1,570	205,594
Canadian Utilities, Ltd., Class A	2,867	82,799
Canadian Western Bank	3,103	55,595
*Canfor Corp.	1,955	29,347
Cascades, Inc.	1,560	12,698
CCL Industries, Inc.	3,058	143,645
*Celestica, Inc.	1,431	15,541
Centerra Gold, Inc.	5,524	37,307
CES Energy Solutions Corp.	5,922	11,745
*CGI, Inc.	3,091	313,458
CI Financial Corp.	5,229	51,430
#*Cineplex, Inc.	458	2,999
Cogeco Communications, Inc.	427	20,671
Cogeco, Inc.	30	1,276
Colliers International Group, Inc.	1,022	108,843
Computer Modelling Group, Ltd.	3,086	16,132
Constellation Software, Inc.	235	459,469
*Copper Mountain Mining Corp.	308	579
Corby Spirit and Wine, Ltd.	20	229
Corus Entertainment, Inc., Class B	8,769	9,181
Definity Financial Corp.	270	7,316
*dentalcorp Holdings, Ltd.	1,217	7,959
*Descartes Systems Group, Inc. (The)	883	69,916
*Dialogue Health Technologies, Inc.	20	52
Dollarama, Inc.	2,548	157,656
Doman Building Materials Group, Ltd.	2,547	11,530
*Dorel Industries, Inc., Class B	28	82
DREAM Unlimited Corp.	1,109	18,471
Dundee Precious Metals, Inc.	4,116	30,165
Dye & Durham, Ltd.	2,451	26,059
Dynacor Group, Inc.	24	54
E-L Financial Corp., Ltd.	4	2,706
*Eldorado Gold Corp.	13,129	145,075
Empire Co., Ltd., Class A	5,024	134,759
Enbridge, Inc.	12,735	506,344

7

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Endeavour Mining PLC	5,190	$133,471
*Endeavour Silver Corp.	3,011	11,743
*Endeavour Silver Corp.	531	2,067
Enerflex, Ltd.	1,132	6,861
Enerflex, Ltd.	751	4,559
Enghouse Systems, Ltd.	1,503	41,323
*Ensign Energy Services, Inc.	272	531
EQB, Inc.	724	32,082
*Equinox Gold Corp.	3,426	17,062
*ERO Copper Corp.	200	3,938
Evertz Technologies, Ltd.	44	385
Exchange Income Corp.	74	2,849
Extendicare, Inc.	196	935
Fairfax Financial Holdings, Ltd.	268	187,084
Fiera Capital Corp.	2,653	14,533
Finning International, Inc.	5,376	139,166
#First Majestic Silver Corp.	5,027	35,491
First Quantum Minerals, Ltd.	2,719	65,995
FirstService Corp., Class WI	885	133,405
*Foraco International SA	180	236
*Fortuna Silver Mines, Inc.	6,100	22,753
*GDI Integrated Facility Services, Inc.	24	779
George Weston, Ltd.	1,797	241,031
Gibson Energy, Inc.	5,049	85,583
*GoGold Resources, Inc.	3,360	4,385
*GoldMoney, Inc.	96	146
Great-West Lifeco, Inc.	3,180	90,314
*H2O Innovation, Inc.	44	94
Hammond Power Solutions, Inc.	16	469
*Heroux-Devtek, Inc.	150	1,424
HLS Therapeutics, Inc.	20	82
Home Capital Group, Inc.	68	2,183
Hudbay Minerals, Inc.	10,229	51,247
ΩHydro One, Ltd.	4,486	131,243
iA Financial Corp., Inc.	3,677	246,462
*IAMGOLD Corp.	2,384	6,794
IGM Financial, Inc.	3,044	93,320
*Imperial Metals Corp.	48	63
Information Services Corp.	32	531
Innergex Renewable Energy, Inc.	3,072	31,483
Intact Financial Corp.	2,433	367,632
*Interfor Corp.	407	6,380
*Ivanhoe Mines, Ltd.	162	1,403
ΩJamieson Wellness, Inc.	1,075	26,520
*K92 Mining, Inc.	3,594	17,065
*Karora Resources, Inc.	1,336	4,777
K-Bro Linen, Inc.	12	248
Kinross Gold Corp.	17,395	87,845
KP Tissue, Inc.	8	60
*Largo, Inc.	20	95
Laurentian Bank of Canada	1,821	43,246
Leon’s Furniture, Ltd.	36	514
#*Lightspeed Commerce, Inc.	4,812	63,182
Linamar Corp.	684	32,478
Loblaw Cos., Ltd.	2,819	264,857
Logistec Corp., Class B	4	121
*Lucara Diamond Corp.	192	74
*Lumine Group, Inc.	576	7,750

8

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Lundin Gold, Inc.	3,859	$48,881
Lundin Mining Corp.	20,163	153,865
Magellan Aerospace Corp.	16	84
Magna International, Inc.	3,143	163,939
*Major Drilling Group International, Inc.	3,343	25,757
*Mandalay Resources Corp.	28	50
Manulife Financial Corp.	9,442	186,479
*MDA, Ltd.	96	472
*MDF Commerce, Inc.	60	146
Melcor Developments, Ltd.	44	376
Metro, Inc.	3,294	187,542
Morguard Corp.	14	1,066
*Mountain Province Diamonds, Inc.	132	43
MTY Food Group, Inc.	264	11,449
National Bank of Canada	6,898	513,828
Neo Performance Materials, Inc.	100	662
*New Gold, Inc.	17,100	21,888
*New Gold, Inc.	9,100	11,674
NFI Group, Inc.	3,849	22,448
North American Construction Group, Ltd.	1,919	36,941
North West Co., Inc. (The)	1,905	55,817
Northland Power, Inc.	760	18,637
Nutrien, Ltd.	1,980	137,412
*Nuvei Corp.	547	22,236
OceanaGold Corp.	59,951	137,026
#Open Text Corp.	5,514	208,925
Osisko Gold Royalties, Ltd.	7,670	124,714
Pan American Silver Corp.	6,569	116,994
Park Lawn Corp.	247	4,802
Parkland Corp.	9,026	212,623
Pason Systems, Inc.	4,678	40,699
Pembina Pipeline Corp.	2,554	84,103
*Perpetua Resources Corp.	20	96
PHX Energy Services Corp.	723	3,603
*Pieridae Energy, Ltd.	96	36
Polaris Renewable Energy, Inc.	644	6,344
Pollard Banknote, Ltd.	12	212
*Precision Drilling Corp.	322	16,013
Premium Brands Holdings Corp.	857	64,267
Pulse Seismic, Inc.	52	71
Quarterhill, Inc.	200	198
Quebecor, Inc., Class B	4,308	111,075
*Real Matters, Inc.	249	932
#Restaurant Brands International, Inc.	3,628	254,432
Richelieu Hardware, Ltd.	2,128	63,920
Ritchie Bros Auctioneers, Inc.	2,504	143,204
Rogers Communications, Inc., Class B	3,613	178,446
Rogers Communications, Inc., Class B	2,154	106,310
Royal Bank of Canada	12,312	1,221,033
Russel Metals, Inc.	2,296	58,403
Sandstorm Gold, Ltd.	2,942	16,917
*Sangoma Technologies Corp.	20	71
Savaria Corp.	980	12,009
Secure Energy Services, Inc.	3,859	17,953
*Shawcor, Ltd.	2,417	21,741
#*Shopify, Inc., Class A	5,965	289,004
Sienna Senior Living, Inc.	454	3,649
ΩSleep Country Canada Holdings, Inc.	781	13,538

9

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
SNC-Lavalin Group, Inc.	6,281	$144,487
Softchoice Corp.	518	6,252
ΩSpin Master Corp.	1,609	45,732
Sprott, Inc.	441	15,885
Sprott, Inc.	18	647
SSR Mining, Inc.	3,747	53,657
Stantec, Inc.	232	13,931
Stantec, Inc.	2,943	176,727
Stella-Jones, Inc.	1,659	64,853
*ΩSTEP Energy Services, Ltd.	24	59
StorageVault Canada, Inc.	713	3,044
Sun Life Financial, Inc.	5,357	262,922
Sun Life Financial, Inc.	1,784	87,418
Superior Plus Corp.	3,800	28,157
Supremex, Inc.	36	152
*Taiga Building Products, Ltd.	72	144
*Taseko Mines, Ltd.	2,549	4,206
*TELUS International Cda, Inc.	1,487	29,532
TerraVest Industries, Inc.	40	795
TFI International, Inc.	742	79,988
#Thomson Reuters Corp.	668	87,849
Tidewater Midstream and Infrastructure, Ltd.	680	456
TMX Group, Ltd.	855	86,502
*Torex Gold Resources, Inc.	1,112	18,226
Toromont Industries, Ltd.	1,804	145,618
Toronto-Dominion Bank (The)	1,831	110,794
#Toronto-Dominion Bank (The)	7,008	424,895
Total Energy Services, Inc.	116	685
Transcontinental, Inc., Class A	1,899	20,428
Trican Well Service, Ltd.	6,864	16,043
Tricon Residential, Inc.	3,397	27,200
Triple Flag Precious Metals Corp.	18	291
*Trisura Group, Ltd.	1,067	24,632
*Uni-Select, Inc.	807	27,691
Vecima Networks, Inc.	4	68
*Victoria Gold Corp.	80	576
*Viemed Healthcare, Inc.	248	2,691
*Vitalhub Corp.	40	79
Wajax Corp.	270	4,788
*Well Health Technologies Corp.	16,751	68,669
*Wesdome Gold Mines, Ltd.	5,600	34,972
West Fraser Timber Co., Ltd.	1,713	123,970
Western Forest Products, Inc.	1,392	1,067
#*Westport Fuel Systems, Inc.	332	245
#Wheaton Precious Metals Corp.	4,202	207,495
*WildBrain, Ltd.	136	205
Winpak, Ltd.	902	30,053
WSP Global, Inc.	1,801	237,438
*Xtract One Technologies, Inc.	132	87
Yellow Pages, Ltd.	56	537

TOTAL CANADA		17,407,883

DENMARK — (3.8%)
*ALK-Abello A/S	3,945	49,902
Alm Brand A/S	13,338	24,676
*Ambu A/S, Class B	1,208	19,181
*Bang & Olufsen A/S	180	253
*Bavarian Nordic A/S	2,123	58,269
*Brodrene Hartmann A/S	4	166

10

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
Carlsberg A/S, Class B	780	$129,109
cBrain A/S	109	2,247
*Chemometec A/S	225	12,991
Chr Hansen Holding A/S	3,110	242,211
Coloplast A/S, Class B	1,741	250,914
Columbus A/S	136	143
*Danske Bank A/S	10,861	229,324
*Demant A/S	1,998	85,646
DSV A/S	2,045	384,840
FLSmidth & Co. A/S	1,032	40,722
*Genmab A/S	230	94,708
*Genmab A/S, Class S, ADR	2,300	94,323
*GN Store Nord A/S	1,393	37,140
H Lundbeck A/S	4,923	26,076
H Lundbeck A/S, Class A	116	584
*H+H International A/S, Class B	66	1,085
ISS A/S	5,004	104,508
*Jyske Bank A/S, Registered	1,407	102,764
Matas A/S	787	9,908
*MT Hoejgaard Holding A/S	8	168
*ΩNetcompany Group A/S	1,245	48,094
*Nilfisk Holding A/S	20	410
*NKT A/S	885	46,431
*ΩNNIT A/S	32	355
North Media A/S	20	178
Novo Nordisk A/S, Class B	21,276	3,544,057
Novozymes A/S, B Shares	2,495	129,863
*NTG Nordic Transport Group A/S	134	7,115
ΩOrsted A/S	1,478	132,797
Pandora A/S	2,729	252,313
Per Aarsleff Holding A/S	1,133	48,835
Ringkjoebing Landbobank A/S	1,692	237,962
Royal Unibrew A/S	1,063	95,069
*RTX A/S	12	243
Schouw & Co. A/S	227	19,333
SimCorp A/S	1,398	151,473
Solar A/S, B Shares	271	22,198
SP Group A/S	16	681
Spar Nord Bank A/S	1,516	24,633
Sparekassen Sjaelland-Fyn A/S	28	798
Sydbank AS	2,546	113,586
*TCM Group A/S	24	260
Topdanmark A/S	1,048	55,324
Tryg A/S	2,676	63,221
*Vestas Wind Systems A/S	10,248	283,033
*Zealand Pharma A/S	320	10,816

TOTAL DENMARK		7,290,936

FINLAND — (2.0%)
*Afarak Group SE	404	267
Aktia Bank OYJ	636	6,410
Alma Media OYJ	68	668
Anora Group OYJ	157	919
Aspo OYJ	36	324
Bittium OYJ	32	147
Cargotec OYJ, Class B	872	48,182
Caverion OYJ	1,273	12,086
Citycon OYJ	534	4,038
Digia OYJ	20	122

11

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Elisa OYJ	1,945	$120,934
ΩEnento Group OYJ	40	820
eQ Oyj	12	255
Fiskars OYJ Abp	1,017	17,582
Fortum OYJ	3,793	56,656
F-Secure Oyj	132	426
Gofore Oyj	8	234
Harvia OYJ	176	4,360
Huhtamaki OYJ	3,034	109,329
*Incap Oyj	12	148
Kamux Corp.	48	294
Kemira OYJ	2,150	37,716
Kesko OYJ, Class A	1,676	34,822
Kesko OYJ, Class B	12,941	270,092
Kojamo OYJ	1,657	20,617
Kone OYJ, Class B	5,182	295,771
Konecranes OYJ	1,039	40,686
Lassila & Tikanoja OYJ	64	721
Marimekko Oyj	130	1,346
Metsa Board Oyj	12	141
Metsa Board Oyj	4,104	29,609
Metso Outotec OYJ	17,252	190,461
Musti Group OYJ	830	17,218
Neste OYJ	6,090	295,424
Nokia OYJ	9,189	38,976
Nokia OYJ, Sponsored ADR	22,670	94,987
Nokian Renkaat OYJ	2,102	20,486
Nordea Bank Abp	42,526	471,833
Olvi OYJ, A Shares	16	523
Oriola OYJ, Class A	108	179
Oriola OYJ, Class B	276	443
Orion OYJ, Class A	247	11,603
Orion OYJ, Class B	2,465	115,984
Outokumpu OYJ	11,477	62,631
*Pihlajalinna Oyj	40	404
Ponsse OYJ	20	628
*Puuilo Oyj	78	604
*QT Group Oyj	940	80,883
Raisio OYJ, Class V	332	836
Rapala VMC OYJ	16	71
Revenio Group OYJ	1,338	50,371
ΩRovio Entertainment OYJ	1,066	10,963
Sampo OYJ, A Shares	7,137	362,129
Sanoma OYJ	2,185	19,008
Scanfil OYJ	28	273
Siili Solutions OYJ	8	139
*Stockmann OYJ Abp, Class B	294	685
Stora Enso OYJ, Class R	8,313	105,541
Talenom OYJ	24	205
#*Tecnotree OYJ	328	168
ΩTerveystalo OYJ	7,049	61,712
TietoEVRY OYJ	2,629	84,054
Tokmanni Group Corp.	4,749	65,064
UPM-Kymmene OYJ	3,680	117,412
Uponor OYJ	2,481	66,229
Vaisala OYJ, A Shares	523	22,027
Valmet OYJ	5,671	191,705
Verkkokauppa.com OYJ	36	104

12

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Wartsila OYJ Abp	5,451	$63,188
*WithSecure Oyj	176	289
YIT OYJ	534	1,384

TOTAL FINLAND		3,742,546

FRANCE — (10.1%)
ABC arbitrage	28	187
*Aeroports de Paris	181	28,795
Airbus SE	6,051	849,331
AKWEL	8	119
ΩALD SA	5,877	70,786
Alstom SA	6,712	168,504
Alten SA	1,016	172,736
ΩAmundi SA	1,056	69,191
Arkema SA	1,604	158,700
Assystem SA	8	383
*Atos SE	5,153	71,310
Aubay	46	2,262
AXA SA	24,336	794,453
Axway Software SA	24	564
*Bastide le Confort Medical	4	124
Beneteau SA	2,752	44,297
Bigben Interactive	24	143
BioMerieux	568	59,509
BNP Paribas SA	8,923	577,168
Boiron SA	8	353
Bonduelle SCA	20	253
Bouygues SA	2,052	75,211
Bureau Veritas SA	7,458	215,226
Capgemini SE	2,237	407,244
Carrefour SA	17,790	370,412
#*Casino Guichard Perrachon SA	2,041	17,373
Catana Group	207	1,556
CBo Territoria	68	288
Cegedim SA	16	350
*CGG SA	32,696	24,545
Cie de Saint-Gobain	1,998	115,627
Cie des Alpes	64	1,016
*Cie Plastic Omnium SA	227	4,017
#*Claranova SE	100	221
Coface SA	3,064	46,884
Credit Agricole SA	8,315	101,748
Danone SA	1,331	88,150
Dassault Aviation SA	244	47,760
Dassault Systemes SE	5,274	213,510
#*DBV Technologies SA	190	608
Derichebourg SA	4,109	25,381
Edenred	2,747	178,685
Eiffage SA	2,397	285,534
*Ekinops SAS	20	180
*ΩElior Group SA	7,573	26,336
Elis SA	3,057	60,748
Equasens	8	633
EssilorLuxottica SA	807	159,832
#*Esso SA Francaise	4	197
Eurofins Scientific SE	2,169	151,480
ΩEuronext NV	1,758	139,934
#Eutelsat Communications SA	3,711	24,684
*Exail Technologies SA	20	418

13

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*Faurecia SE	2,323	$48,086
Fnac Darty SA	1,298	48,951
Gaztransport Et Technigaz SA	732	78,348
Getlink SE	3,347	62,668
*GL Events	16	385
Groupe Crit	8	662
Groupe SFPI	56	136
Guerbet	4	74
Hermes International	460	998,816
HEXAOM	4	78
*ID Logistics Group	169	49,722
Imerys SA	326	13,403
Infotel SA	12	750
*Innate Pharma SA, ADR	40	118
Interparfums SA	258	20,508
Ipsen SA	1,131	137,348
IPSOS	880	47,760
Jacquet Metals SACA	28	548
*JCDecaux SA	730	16,183
Kaufman & Broad SA	529	17,228
Kering SA	814	520,949
#Korian SA	1,605	13,918
ΩLa Francaise des Jeux SAEM	4,054	173,385
*Latecoere SACA	572	133
Laurent-Perrier	4	543
Lectra	237	7,719
Legrand SA	2,614	247,317
Linedata Services	1	50
LISI	308	8,739
#LNA Sante SA	8	281
L’Oreal SA	3,209	1,533,114
*Lumibird	12	181
LVMH Moet Hennessy Louis Vuitton SE	3,355	3,226,104
ΩMaisons du Monde SA	52	548
Manitou BF SA	120	2,968
#*McPhy Energy SA	814	11,053
Mersen SA	703	28,406
Metropole Television SA	2,171	35,089
#*Nacon SA	36	96
ΩNeoen SA	1,270	38,136
Neurones	8	335
Nexans SA	573	49,247
Nexity SA	2,006	52,664
NRJ Group	16	123
Oeneo SA	24	381
*OL Groupe SA	28	91
Orange SA	58,290	760,383
*OSE Immuno	12	54
*OVH Groupe SAS	100	1,052
Pernod Ricard SA	975	225,397
Publicis Groupe SA	3,187	260,786
Quadient SA	665	13,215
Remy Cointreau SA	610	105,629
*Renault SA	3,658	135,812
Rexel SA	6,628	153,663
Rothschild & Co.	892	46,136
Rubis SCA	3,518	104,010
Safran SA	1,900	295,635

14

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Sanofi	5,843	$645,065
Sartorius Stedim Biotech	252	67,465
Schneider Electric SE	3,204	558,242
SCOR SE	6,553	169,432
SEB SA	600	68,757
SES SA	13,183	81,721
*ΩSMCP SA	1,585	14,034
Societe BIC SA	447	27,611
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4	432
Societe Generale SA	6,522	158,586
Societe pour l’Informatique Industrielle	161	8,994
*SOITEC	267	39,410
#*Solocal Group	184	43
Sopra Steria Group SACA	355	76,816
SPIE SA	5,253	164,004
*ΩSRP Groupe SA	140	229
Stef SA	4	465
*Sword Group	12	578
Synergie SE	20	729
Technip Energies NV	4,986	110,806
Teleperformance	598	119,362
Television Francaise 1	879	7,094
TFF Group	8	365
Thales SA	856	130,791
Thermador Groupe	115	11,934
Trigano SA	245	31,917
*Ubisoft Entertainment SA	2,656	77,674
Valeo SA	3,473	67,731
*Vallourec SA	2,588	29,529
#Vantiva SA	244	59
»Vilmorin & Cie SA	8	380
Vinci SA	5,291	655,388
Virbac SA	113	38,611
Vivendi SE	17,096	187,871
*Voltalia SA	1,370	20,842
Wavestone	379	19,519
*ΩWorldline SA	4,312	187,466

TOTAL FRANCE		19,230,022

GERMANY — (6.9%)
3U Holding AG	12	72
7C Solarparken AG	300	1,320
Adesso SE	4	599
adidas AG	3,373	593,720
#*ADVA Optical Networking SE	94	2,076
All for One Group SE	4	182
Allgeier SE	12	362
Allianz SE, Registered	3,117	782,691
AlzChem Group AG	24	503
Amadeus Fire AG	157	23,157
Atoss Software AG	12	2,406
ΩAumann AG	20	367
Aurubis AG	134	12,545
*ΩAuto1 Group SE	1,595	12,559
Basler AG	8	172
*Bauer AG	66	468
Bayerische Motoren Werke AG	4,011	449,190
BayWa AG	674	28,871
BayWa AG	4	248

15

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Bechtle AG	3,345	$155,285
Beiersdorf AG	653	91,267
Bertrandt AG	12	669
*Bijou Brigitte AG	8	484
Bilfinger SE	1,572	68,031
*Borussia Dortmund GmbH & Co. KGaA	1,399	6,989
Brenntag SE	4,292	349,596
CANCOM SE	516	18,548
Carl Zeiss Meditec AG	421	56,610
*CECONOMY AG	7,283	22,175
CENIT AG	4	66
Cewe Stiftung & Co. KGaA	117	12,064
*Commerzbank AG	21,156	235,080
CompuGroup Medical SE & Co. KGaA	1,060	58,254
Continental AG	970	67,915
*ΩCovestro AG	6,181	271,519
CropEnergies AG	12	139
*CTS Eventim AG & Co. KGaA	1,635	107,580
*Daimler Truck Holding AG	6,192	204,668
*ΩDelivery Hero SE	2,625	104,704
Dermapharm Holding SE	267	13,400
Deutsche Boerse AG	1,620	309,227
Deutsche Post AG, Registered	6,446	309,704
Deutsche Telekom AG	18,712	451,997
Deutsche Wohnen SE	669	15,141
Deutz AG	740	4,914
*DFV Deutsche Familienversicherung AG	8	69
DIC Asset AG	1,335	10,155
*Dr Hoenle AG	8	170
Draegerwerk AG & Co. KGaA	4	185
Duerr AG	1,876	65,033
ΩDWS Group GmbH & Co. KGaA	758	25,188
E.ON SE	52,289	693,011
Eckert & Ziegler Strahlen- und Medizintechnik AG	125	6,458
ElringKlinger AG	36	404
Encavis AG	3,738	64,687
Energiekontor AG	398	31,856
Evonik Industries AG	4,847	105,737
*Evotec SE	70	1,285
*Evotec SE, ADR	157	1,462
Fabasoft AG	12	221
Fielmann AG	24	1,244
*flatexDEGIRO AG	1,826	19,655
FORTEC Elektronik AG	4	101
*Fraport AG Frankfurt Airport Services Worldwide	598	32,131
Freenet AG	1,490	42,505
Fresenius Medical Care AG & Co. KGaA	2,688	130,690
Fresenius SE & Co. KGaA	3,195	92,485
FUCHS PETROLUB SE	410	13,330
FUCHS PETROLUB SE, Preference	3,121	123,352
GEA Group AG	4,011	188,373
Gesco SE	36	1,077
GFT Technologies SE	444	17,519
*GK Software SE	4	841
*Global Fashion Group SA	176	160
Grand City Properties SA	158	1,318
*H&R GmbH & Co. KGaA	20	115
Hamburger Hafen und Logistik AG	63	871

16

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Hannover Rueck SE	1,036	$221,428
Hawesko Holding SE	4	191
*Heidelberger Druckmaschinen AG	15,473	32,012
Hella GmbH & Co. KGaA	112	9,484
*HelloFresh SE	6,441	172,296
Henkel AG & Co. KGaA	298	22,042
Hensoldt AG	993	37,273
*Highlight Communications AG	40	161
HOCHTIEF AG	448	37,465
Hornbach Holding AG & Co. KGaA	547	46,499
HUGO BOSS AG	1,608	121,106
*Hypoport SE	143	22,907
Infineon Technologies AG	7,292	264,897
ΩInstone Real Estate Group SE	2,039	16,320
IVU Traffic Technologies AG	20	377
*Jenoptik AG	1,893	60,355
ΩJOST Werke AG	527	29,149
Jungheinrich AG, Preference	2,310	89,360
KION Group AG	2,097	86,630
Kloeckner & Co. SE	884	9,808
Knaus Tabbert AG	4	208
Knorr-Bremse AG	2,341	163,958
*Koenig & Bauer AG	28	579
Kontron AG	860	16,644
KPS AG	32	103
Krones AG	421	55,216
KWS Saat SE & Co. KGaA	66	4,284
LANXESS AG	94	3,825
Leifheit AG	8	142
*LPKF Laser & Electronics SE	44	477
*MAX Automation SE	28	177
*Medios AG	460	9,243
Mercedes-Benz Group AG	8,870	691,151
*METRO AG	3,961	33,694
MLP SE	629	3,590
MTU Aero Engines AG	963	252,710
*Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	766	287,948
*Nagarro SE	283	30,400
Nemetschek SE	1,329	103,556
New Work SE	4	729
Nexus AG	20	1,148
#*Nordex SE	860	10,330
Norma Group SE	854	20,289
OHB SE	8	285
PATRIZIA SE	1,930	20,753
Pfeiffer Vacuum Technology AG	102	17,004
ProSiebenSat.1 Media SE	5,156	46,221
PSI Software AG	16	520
Puma SE	3,453	201,889
#*QIAGEN NV	3,513	156,715
Rational AG	156	112,806
Rheinmetall AG	893	261,748
RTL Group SA	1,265	59,326
SAF-Holland SE	142	1,964
SAP SE	3,818	517,862
SAP SE, Sponsored ADR	412	55,731
Secunet Security Networks AG	4	883
*ΩShop Apotheke Europe NV	218	21,776

17

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Siemens AG, Registered	4,797	$788,555
*Siemens Energy AG	8,155	199,689
ΩSiemens Healthineers AG	1,453	90,504
Sixt SE	591	73,272
*SNP Schneider-Neureither & Partner SE	8	261
Software AG	2,717	92,686
Stabilus SE	601	39,279
STRATEC SE	40	2,751
Stroeer SE & Co. KGaA	182	9,990
SUESS MicroTec SE	28	731
Surteco Group SE	4	87
Symrise AG	1,142	137,991
*Synlab AG	1,747	18,477
TAG Immobilien AG	5,371	45,954
Takkt AG	779	12,487
Talanx AG	1,562	78,566
*ΩTeamViewer SE	6,244	114,947
Technotrans SE	8	246
Telefonica Deutschland Holding AG	19,810	67,032
thyssenkrupp AG	3,419	24,550
Traffic Systems SE	4	141
United Internet AG	1,871	32,140
USU Software AG	4	110
*va-Q-tec AG	8	193
Varta AG	885	22,912
VERBIO Vereinigte BioEnergie AG	210	7,822
*Vitesco Technologies Group AG	322	22,040
Volkswagen AG	270	45,293
Vonovia SE	1,081	23,421
Vossloh AG	62	2,844
Wacker Chemie AG	490	75,707
Wacker Neuson SE	60	1,464
Washtec AG	8	351
*Westwing Group SE	20	156
Wuestenrot & Wuerttembergische AG	631	11,494
*ΩZalando SE	2,765	113,463
Zeal Network SE	8	327

TOTAL GERMANY		13,122,799

HONG KONG — (1.8%)
AIA Group, Ltd.	109,600	1,186,069
*Aidigong Maternal & Child Health, Ltd.	14,000	927
*Apollo Future Mobility Group, Ltd.	8,000	121
ASMPT, Ltd.	7,800	61,060
BOC Hong Kong Holdings, Ltd.	33,500	105,409
Chow Sang Sang Holdings International, Ltd.	1,000	1,312
Chow Tai Fook Jewellery Group, Ltd.	36,000	72,001
CITIC Telecom International Holdings, Ltd.	196,000	78,651
CK Asset Holdings, Ltd.	30,000	176,945
Dah Sing Banking Group, Ltd.	800	640
EC Healthcare	5,000	3,357
Far East Consortium International, Ltd.	2,042	515
*ΩFIT Hon Teng, Ltd.	3,000	592
Giordano International, Ltd.	2,000	601
#*Haitong International Securities Group, Ltd.	43,000	3,615
Hang Seng Bank, Ltd.	7,100	105,009
Hanison Construction Holdings, Ltd.	2,000	278
Henderson Land Development Co., Ltd.	7,000	24,879
HKBN, Ltd.	112,000	78,900

18

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
HKR International, Ltd.	3,200	$1,019
HKT Trust & HKT, Ltd.	32,000	41,988
Hong Kong Exchanges & Clearing, Ltd.	6,000	247,647
Hysan Development Co., Ltd.	7,000	19,752
*IGG, Inc.	5,000	4,121
ΩImpro Precision Industries, Ltd.	1,000	369
International Housewares Retail Co., Ltd.	1,000	368
K Wah International Holdings, Ltd.	2,000	690
Karrie International Holdings, Ltd.	2,000	219
Kerry Logistics Network, Ltd.	500	707
Kerry Properties, Ltd.	29,000	74,625
Kowloon Development Co., Ltd.	1,000	1,089
*KRP Development Holdings, Ltd.	500	87
L’Occitane International SA	11,000	27,886
Luk Fook Holdings International, Ltd.	8,000	25,580
Man Wah Holdings, Ltd.	69,600	58,341
MECOM Power and Construction, Ltd.	4,000	729
MTR Corp., Ltd.	5,000	24,937
New World Development Co., Ltd.	21,000	55,778
PCCW, Ltd.	86,000	44,808
Perfect Medical Health Management, Ltd.	1,000	487
Power Assets Holdings, Ltd.	29,500	168,359
PRADA SpA	800	5,870
*ΩSamsonite International SA	34,800	109,721
*Shun Tak Holdings, Ltd.	4,000	724
Sino Land Co., Ltd.	30	40
#*SJM Holdings, Ltd.	80,000	41,376
Sun Hung Kai Properties, Ltd.	7,000	97,199
Swire Pacific, Ltd., Class A	3,000	23,733
Swire Properties, Ltd.	200	536
Techtronic Industries Co., Ltd.	20,000	215,034
*Television Broadcasts, Ltd.	800	699
*Theme International Holdings, Ltd.	170,000	19,707
Town Health International Medical Group, Ltd.	6,000	233
United Laboratories International Holdings, Ltd. (The)	42,000	33,922
VSTECS Holdings, Ltd.	36,000	20,637
VTech Holdings, Ltd.	3,400	20,379
*Wang On Group, Ltd.	40,000	250
Wharf Real Estate Investment Co., Ltd.	5,000	28,726
*Xingye Alloy Materials Group, Ltd.	1,000	136
*Yunfeng Financial Group, Ltd.	4,000	601
*Zensun Enterprises, Ltd.	3,000	275

TOTAL HONG KONG		3,320,265

IRELAND — (0.6%)
AIB Group PLC	9,552	41,106
Bank of Ireland Group PLC	26,758	276,797
Cairn Homes PLC	19,420	21,954
FBD Holdings PLC	222	3,137
*Flutter Entertainment PLC	1,468	293,503
Glanbia PLC	2,751	41,760
*ΩGlenveagh Properties PLC	22,579	23,581
Kerry Group PLC, Class A	691	72,808
Kingspan Group PLC	2,137	147,924
*Permanent TSB Group Holdings PLC	1,061	2,659
Smurfit Kappa Group PLC	7,004	259,344

TOTAL IRELAND		1,184,573

19

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ISRAEL — (0.3%)
*Abra Information Technologies, Ltd.	108	$99
Afcon Holdings, Ltd.	4	103
Africa Israel Residences, Ltd.	12	438
*Airport City, Ltd.	56	712
*Allot, Ltd.	48	130
Amot Investments, Ltd.	112	590
Arad, Ltd.	20	246
Ashtrom Group, Ltd.	44	689
*Azorim-Investment Development & Construction Co., Ltd.	128	305
Azrieli Group, Ltd.	16	924
Bank Leumi Le-Israel BM	9,181	71,904
Bezeq The Israeli Telecommunication Corp., Ltd.	25,919	35,046
*Big Shopping Centers, Ltd.	4	338
Blue Square Real Estate, Ltd.	4	200
Carasso Motors, Ltd.	60	267
*Clal Insurance Enterprises Holdings, Ltd.	2,452	37,416
*Compugen, Ltd.	148	88
Danel Adir Yeoshua, Ltd.	112	8,137
Delek Automotive Systems, Ltd.	68	544
Delta Galil, Ltd.	336	14,164
Delta Israel Brands, Ltd.	8	92
Elbit Systems, Ltd.	154	28,307
Electra Consumer Products 1970, Ltd.	20	469
Electra, Ltd.	4	1,705
*Ellomay Capital, Ltd.	8	106
Energix-Renewable Energies, Ltd.	208	613
*Enlight Renewable Energy, Ltd.	2,090	34,241
FMS Enterprises Migun, Ltd.	4	116
Formula Systems 1985, Ltd., ADR	20	1,247
Fox Wizel, Ltd.	167	13,910
Gav-Yam Lands Corp., Ltd.	24	172
*Gilat Satellite Networks, Ltd.	52	242
*Hagag Group Real Estate Development	48	155
*Hamat Group, Ltd.	24	91
Harel Insurance Investments & Financial Services, Ltd.	2,186	19,435
Hilan, Ltd.	16	705
ICL Group, Ltd.	6,094	37,287
IDI Insurance Co., Ltd.	16	412
Ilex Medical, Ltd.	8	173
Inrom Construction Industries, Ltd.	152	523
Israel Canada T.R, Ltd.	264	481
Israel Discount Bank, Ltd., Class A	11,047	54,225
Israel Land Development Co., Ltd. (The)	12	88
Isras Investment Co., Ltd.	4	693
M Yochananof & Sons, Ltd.	12	554
Malam - Team, Ltd.	8	136
Matrix IT, Ltd.	52	928
Max Stock, Ltd.	92	175
Maytronics, Ltd.	56	584
Mega or Holdings, Ltd.	36	704
Menora Mivtachim Holdings, Ltd.	36	751
Meshulam Levinstein Contracting & Engineering, Ltd.	4	275
*Migdal Insurance & Financial Holdings, Ltd.	772	826
Mivne Real Estate KD, Ltd.	252	700
Mizrahi Tefahot Bank, Ltd.	547	17,750
#*Nice, Ltd., Sponsored ADR	285	58,143
*Nova, Ltd.	217	19,824
Novolog, Ltd.	556	278

20

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Oil Refineries, Ltd.	45,959	$12,702
One Software Technologies, Ltd.	56	598
*Paz Oil Co., Ltd.	337	31,601
*Perion Network, Ltd.	116	4,067
Phoenix Holdings, Ltd. (The)	5,267	55,980
Plasson Industries, Ltd.	4	163
Prashkovsky Investments and Construction, Ltd.	16	325
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	16	909
Sano-Brunos Enterprises, Ltd.	4	219
*Scope Metals Group, Ltd.	16	530
Shapir Engineering and Industry, Ltd.	64	454
*Shikun & Binui, Ltd.	100	213
*Shufersal, Ltd.	4,280	21,645
*Strauss Group, Ltd.	16	354
Tadiran Group, Ltd.	4	355
Telsys, Ltd.	4	235
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,675	23,353
Tiv Taam Holdings 1, Ltd.	132	233
Victory Supermarket Chain, Ltd.	12	117
YH Dimri Construction & Development, Ltd.	16	857

TOTAL ISRAEL		624,366

ITALY — (2.2%)
A2A SpA	19,348	34,176
ACEA SpA	1,660	24,374
*Aeroporto Guglielmo Marconi DI Bologna SpA	16	144
Amplifon SpA	3,773	138,624
ΩAnima Holding SpA	12,335	51,285
Arnoldo Mondadori Editore SpA	1,036	2,269
Ascopiave SpA	168	540
Assicurazioni Generali SpA	13,494	281,262
Avio SpA	32	325
Azimut Holding SpA	4,184	93,491
B&C Speakers SpA	8	129
Banca Generali SpA	1,582	52,553
Banca IFIS SpA	1,410	23,692
Banca Mediolanum SpA	4,753	42,996
BasicNet SpA	52	306
Biesse SpA	28	427
BPER Banca	32,505	91,328
Brunello Cucinelli SpA	1,123	107,490
Cairo Communication SpA	128	258
ΩCarel Industries SpA	1,179	30,978
Cembre SpA	4	134
*CIR SpA-Compagnie Industriali	684	289
CNH Industrial NV	1,568	22,062
Credito Emiliano SpA	180	1,383
Danieli & C Officine Meccaniche SpA	449	9,200
Danieli & C Officine Meccaniche SpA	8	208
Datalogic SpA	24	199
Davide Campari-Milano NV, Class M	5,091	65,647
De’ Longhi SpA	882	20,507
Digital Bros SpA	8	182
El.En. SpA	636	8,215
Emak SpA	104	131
ΩEnav SpA	3,469	16,292
Enel SpA	32,940	225,430
Esprinet SpA	320	2,835
*Eurotech SpA	36	117

21

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Ferrari NV	1,220	$339,941
Fila SpA	16	133
*Fincantieri SpA	1,024	625
FinecoBank Banca Fineco SpA	11,420	173,103
*Garofalo Health Care SpA	12	49
Gefran SpA	4	45
*Geox SpA	152	172
Gruppo MutuiOnline SpA	56	1,750
Hera SpA	22,517	70,201
*Illimity Bank SpA	817	5,768
IMMSI SpA	164	105
Interpump Group SpA	861	47,983
Intesa Sanpaolo SpA	107,084	281,896
Italgas SpA	12,685	83,045
*Iveco Group NV	7,731	69,560
IVS Group SA	12	50
*KME Group SpA	308	330
Leonardo SpA	10,156	121,148
LU-VE SpA	8	269
Maire Tecnimont SpA	16,546	71,021
*MARR SpA	44	690
Mediobanca Banca di Credito Finanziario SpA	14,544	156,230
MFE-MediaForEurope NV, Class A	18,052	8,546
MFE-MediaForEurope NV, Class B	424	313
Moncler SpA	2,924	216,798
*Newlat Food SpA	20	120
*ΩNexi SpA	10,889	90,233
Openjobmetis Spa agenzia per il lavoro	8	88
ΩOVS SpA	11,576	34,761
Pharmanutra SpA	4	223
Piaggio & C SpA	2,275	9,363
Prysmian SpA	2,317	94,824
Recordati Industria Chimica e Farmaceutica SpA	1,713	78,918
Reply SpA	547	63,710
Rizzoli Corriere Della Sera Mediagroup SpA	220	190
*SAES Getters SpA	4	127
*Safilo Group SpA	244	352
Salvatore Ferragamo SpA	719	12,645
Sanlorenzo SpA Ameglia	244	10,950
*Saras SpA	414	536
Sesa SpA	413	50,565
Snam SpA	16,637	92,571
SOL SpA	602	17,413
Stellantis NV	13,237	220,131
Stellantis NV	8,683	143,790
ΩTechnogym SpA	4,481	40,887
*Telecom Italia SpA Milano	126,571	37,295
Tenaris SA, Sponsored ADR	1,259	36,146
Terna - Rete Elettrica Nazionale	6,771	58,755
*Tessellis SpA	84	51
Tinexta SpA	923	18,831
*Tod’s SpA	20	846
UniCredit SpA	270	5,347
ΩUnieuro SpA	463	5,566
Unipol Gruppo SpA	5,947	33,458
UnipolSai Assicurazioni SpA	7,462	20,084
Webuild SpA	2,254	4,852

TOTAL ITALY		4,182,877

22

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (21.1%)
77 Bank, Ltd. (The)	100	$1,615
A&D HOLON Holdings Co., Ltd.	1,000	10,010
AD Works Group Co., Ltd.	300	379
Adastria Co., Ltd.	1,300	24,412
ADEKA Corp.	9,800	164,239
Advance Create Co., Ltd.	100	823
Advantest Corp.	600	46,444
Aeon Co., Ltd.	6,500	132,110
Aica Kogyo Co., Ltd.	1,300	29,406
Aida Engineering, Ltd.	3,800	23,833
Ain Holdings, Inc.	300	12,426
Air Water, Inc.	9,000	113,157
Aisan Industry Co., Ltd.	200	1,422
*Akebono Brake Industry Co., Ltd.	300	328
Alfresa Holdings Corp.	3,800	54,838
Alps Alpine Co., Ltd.	3,500	31,745
Altech Corp.	500	9,419
Amada Co., Ltd.	15,000	139,243
Amano Corp.	100	2,026
Anest Iwata Corp.	400	2,985
#*AnGes, Inc.	2,300	1,655
Anicom Holdings, Inc.	3,400	13,159
Anritsu Corp.	3,800	34,661
Aoyama Zaisan Networks Co., Ltd.	100	738
#Aozora Bank, Ltd.	200	3,572
Arcland Service Holdings Co., Ltd.	100	2,097
Arcs Co., Ltd.	800	14,506
As One Corp.	300	12,646
Asahi Group Holdings, Ltd.	2,100	80,860
Asahi Holdings, Inc.	5,800	85,191
Asahi Kasei Corp.	30,500	214,518
Asics Corp.	5,700	158,025
ASKUL Corp.	5,700	75,685
Astellas Pharma, Inc.	16,000	240,649
Astena Holdings Co., Ltd.	100	333
Autobacs Seven Co., Ltd.	8,200	93,102
Avant Group Corp.	2,700	27,780
Axial Retailing, Inc.	100	2,585
Azbil Corp.	2,300	63,933
Bandai Namco Holdings, Inc.	17,500	395,586
Bank of Kyoto, Ltd. (The)	300	14,651
Baroque Japan, Ltd.	100	644
BayCurrent Consulting, Inc.	1,100	38,009
Bell System24 Holdings, Inc.	500	5,119
Belluna Co., Ltd.	4,000	21,885
Benefit One, Inc.	300	4,107
Benesse Holdings, Inc.	6,700	95,901
Bic Camera, Inc.	5,600	46,761
BIPROGY, Inc.	3,400	81,651
Brother Industries, Ltd.	3,800	59,275
Bunka Shutter Co., Ltd.	6,600	55,984
C Uyemura & Co., Ltd.	300	14,409
Canon Marketing Japan, Inc.	100	2,490
Canon, Inc.	400	9,512
Canon, Inc., Sponsored ADR	5,500	130,460
Capcom Co., Ltd.	4,500	168,876
Carenet, Inc.	400	2,744
Carta Holdings, Inc.	100	1,063

23

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Casio Computer Co., Ltd.	3,800	$35,945
Celsys, Inc.	1,000	4,759
Central Japan Railway Co.	400	49,484
Change Holdings, Inc.	2,200	37,015
Charm Care Corp. KK	100	792
*Chiyoda Corp.	11,500	33,698
Chugai Pharmaceutical Co., Ltd.	7,600	195,575
Chugoku Marine Paints, Ltd.	2,400	20,869
CI Takiron Corp.	300	1,102
Citizen Watch Co., Ltd.	2,900	15,952
CKD Corp.	1,200	18,154
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	16,105
Colowide Co., Ltd.	1,600	24,417
COMSYS Holdings Corp.	5,200	99,215
Cosmos Pharmaceutical Corp.	500	49,132
CRE, Inc.	3,000	28,598
Create Restaurants Holdings, Inc.	300	2,181
CyberAgent, Inc.	13,600	117,957
Cybozu, Inc.	1,000	19,836
Dai Nippon Toryo Co., Ltd.	200	1,262
Daido Steel Co., Ltd.	300	11,479
Daifuku Co., Ltd.	8,900	162,751
Dai-ichi Life Holdings, Inc.	8,100	149,579
Daiichi Sankyo Co., Ltd.	5,900	201,354
Daiken Corp.	100	1,713
Daiki Aluminium Industry Co., Ltd.	200	2,039
Daikin Industries, Ltd.	900	162,729
Daiseki Co., Ltd.	500	14,229
Daito Trust Construction Co., Ltd.	800	75,614
Daiwa House Industry Co., Ltd.	8,000	203,106
Daiwa Securities Group, Inc.	600	2,772
Daiwabo Holdings Co., Ltd.	1,600	30,022
DCM Holdings Co., Ltd.	2,300	24,053
Dear Life Co., Ltd.	7,300	38,600
Denso Corp.	1,000	59,861
Dentsu Group, Inc.	5,800	207,652
Dexerials Corp.	100	1,884
DIC Corp.	1,500	27,562
Digital Garage, Inc.	100	3,510
dip Corp.	1,700	41,762
Direct Marketing MiX, Inc.	100	876
Disco Corp.	500	56,586
DMG Mori Co., Ltd.	12,600	200,801
Dowa Holdings Co., Ltd.	1,100	35,787
DTS Corp.	800	18,889
East Japan Railway Co.	1,000	57,313
Ebara Corp.	5,300	230,037
Ebase Co., Ltd.	200	1,005
EDION Corp.	1,500	14,739
eGuarantee, Inc.	2,900	44,853
Eisai Co., Ltd.	500	28,763
Elecom Co., Ltd.	200	1,889
EM Systems Co., Ltd.	100	574
en Japan, Inc.	1,300	23,171
eRex Co., Ltd.	1,600	20,375
ES-Con Japan, Ltd.	1,000	6,360
EXEO Group, Inc.	11,700	216,445
Ezaki Glico Co., Ltd.	800	20,534

24

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fancl Corp.	3,300	$56,953
FANUC Corp.	2,100	70,774
Fast Retailing Co., Ltd.	1,200	282,099
Financial Products Group Co., Ltd.	2,800	22,640
Food & Life Cos, Ltd.	900	21,580
FP Corp.	500	12,375
Fuji Corp.	1,100	18,354
Fuji Electric Co., Ltd.	700	28,017
Fuji Seal International, Inc.	3,000	33,907
FUJIFILM Holdings Corp.	400	20,739
Fujikura, Ltd.	10,700	72,295
Fujimi, Inc.	300	15,445
Fujitsu General, Ltd.	100	2,567
Fujitsu, Ltd.	600	79,580
FULLCAST Holdings Co., Ltd.	800	14,430
Funai Soken Holdings, Inc.	600	11,430
Furukawa Co., Ltd.	100	984
Furukawa Electric Co., Ltd.	100	1,819
Furyu Corp.	900	7,654
Fuso Chemical Co., Ltd.	400	11,060
Futaba Industrial Co., Ltd.	300	998
Future Corp.	100	1,270
G-7 Holdings, Inc.	2,300	24,155
Gakken Holdings Co., Ltd.	100	643
GLOBERIDE, Inc.	1,100	20,035
Glory, Ltd.	1,100	23,298
GMO Financial Holdings, Inc.	600	2,732
GMO Payment Gateway, Inc.	300	23,332
Goldwin, Inc.	700	63,386
GS Yuasa Corp.	100	1,746
Gunma Bank, Ltd. (The)	15,000	51,004
H.U. Group Holdings, Inc.	600	12,104
H2O Retailing Corp.	1,900	22,382
Hakuhodo DY Holdings, Inc.	12,700	148,764
Hakuto Co., Ltd.	500	15,606
Hamamatsu Photonics KK	700	36,911
Hankyu Hanshin Holdings, Inc.	1,100	34,212
Hanwa Co., Ltd.	900	27,661
Harmonic Drive Systems, Inc.	400	12,147
Haseko Corp.	13,800	167,933
Hazama Ando Corp.	1,900	12,502
Hirose Electric Co., Ltd.	200	26,850
Hiroshima Gas Co., Ltd.	300	802
Hitachi Construction Machinery Co., Ltd.	100	2,446
Hitachi Zosen Corp.	23,200	143,120
Hitachi, Ltd.	8,400	461,749
Hokuetsu Corp.	1,200	7,896
Hokuhoku Financial Group, Inc.	200	1,429
Honda Motor Co., Ltd.	200	5,270
Honda Motor Co., Ltd., Sponsored ADR	6,000	159,480
Horiba, Ltd.	900	49,308
Hoshizaki Corp.	700	24,573
House Foods Group, Inc.	600	13,175
Hulic Co., Ltd.	4,300	36,853
Hyakugo Bank, Ltd. (The)	5,100	14,645
Ichigo, Inc.	1,200	2,282
Idec Corp.	1,000	24,309
IDOM, Inc.	4,100	25,202

25

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
IHI Corp.	5,000	$125,032
Iida Group Holdings Co., Ltd.	200	3,540
Inaba Denki Sangyo Co., Ltd.	900	19,994
Infocom Corp.	300	4,962
Infomart Corp.	6,000	12,779
Information Services International-Dentsu, Ltd.	600	21,041
INFRONEER Holdings, Inc.	7,300	57,418
Intage Holdings, Inc.	3,200	37,014
Internet Initiative Japan, Inc.	1,500	30,878
Isetan Mitsukoshi Holdings, Ltd.	10,900	119,755
*Istyle, Inc.	200	793
Isuzu Motors, Ltd.	6,400	74,780
Ito En, Ltd.	2,400	74,116
Itochu Enex Co., Ltd.	5,200	44,375
Itochu Techno-Solutions Corp.	200	5,163
Itoki Corp.	200	1,182
Iwatani Corp.	1,400	66,111
Izumi Co., Ltd.	100	2,343
J Front Retailing Co., Ltd.	1,100	11,520
J Trust Co., Ltd.	1	3
JAC Recruitment Co., Ltd.	400	7,417
*Japan Communications, Inc.	17,200	31,832
Japan Elevator Service Holdings Co., Ltd.	100	1,476
Japan Lifeline Co., Ltd.	10,500	71,792
Japan Material Co., Ltd.	100	1,492
Japan Post Insurance Co., Ltd.	500	8,075
Japan Securities Finance Co., Ltd.	6,600	49,537
Japan Wool Textile Co., Ltd. (The)	400	2,961
JCR Pharmaceuticals Co., Ltd.	2,100	22,563
JCU Corp.	1,100	25,770
JDC Corp.	200	903
Jeol, Ltd.	600	17,361
Joyful Honda Co., Ltd.	100	1,327
JP-Holdings, Inc.	700	1,604
JSR Corp.	5,400	124,525
JTEKT Corp.	6,100	49,950
Justsystems Corp.	600	15,775
JVCKenwood Corp.	13,200	44,690
Kadokawa Corp.	100	2,121
Kaga Electronics Co., Ltd.	400	14,101
Kajima Corp.	4,700	61,958
Kakaku.com, Inc.	3,500	47,887
Kamigumi Co., Ltd.	400	8,739
Kanamoto Co., Ltd.	4,400	73,320
Kandenko Co., Ltd.	1,800	13,510
Kaneka Corp.	800	21,151
Kanematsu Corp.	2,800	36,274
Kansai Paint Co., Ltd.	3,700	51,955
Kao Corp.	3,000	121,287
Katitas Co., Ltd.	800	15,558
Kawasaki Heavy Industries, Ltd.	9,100	196,349
KDDI Corp.	18,400	574,033
Keihan Holdings Co., Ltd.	1,000	27,430
Keihanshin Building Co., Ltd.	1,600	15,029
Keikyu Corp.	2,500	24,235
Keiyo Bank, Ltd. (The)	300	1,238
Keiyo Co., Ltd.	600	3,701
Kewpie Corp.	5,000	83,942

26

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Keyence Corp.	1,100	$493,592
Kikkoman Corp.	1,300	76,664
Kintetsu Group Holdings Co., Ltd.	800	26,967
Kirin Holdings Co., Ltd.	9,700	157,363
Kitanotatsujin Corp.	2,000	4,583
Kitz Corp.	6,300	42,844
Kiyo Bank, Ltd. (The)	200	2,321
Kobayashi Pharmaceutical Co., Ltd.	200	12,455
Kobe Bussan Co., Ltd.	1,600	44,710
Koei Tecmo Holdings Co., Ltd.	300	5,504
Kohsoku Corp.	100	1,569
Koito Manufacturing Co., Ltd.	1,300	24,966
Kojima Co., Ltd.	200	836
Kokuyo Co., Ltd.	12,400	176,395
Komatsu, Ltd.	13,500	331,539
Konami Group Corp.	600	29,479
Konica Minolta, Inc.	12,200	50,533
Konishi Co., Ltd.	100	1,492
Kose Corp.	200	23,222
Kotobuki Spirits Co., Ltd.	200	14,688
K’s Holdings Corp.	7,300	64,602
Kubota Corp.	6,800	102,276
Kumagai Gumi Co., Ltd.	100	2,119
Kuraray Co., Ltd.	200	1,861
Kureha Corp.	400	24,676
Kurita Water Industries, Ltd.	800	33,313
Kusuri no Aoki Holdings Co., Ltd.	100	4,781
Kyokuto Kaihatsu Kogyo Co., Ltd.	600	7,531
Kyokuyo Co., Ltd.	100	2,626
Kyosan Electric Manufacturing Co., Ltd.	100	311
Kyowa Kirin Co., Ltd.	1,300	28,833
Kyudenko Corp.	500	13,274
Kyushu Railway Co.	1,000	22,656
Lasertec Corp.	600	81,078
*Leopalace21 Corp.	12,700	33,297
LIFULL Co., Ltd.	100	161
Link And Motivation, Inc.	100	356
Lintec Corp.	1,500	24,951
Lion Corp.	7,100	77,275
Lixil Corp.	3,100	48,538
M3, Inc.	4,000	97,529
Mabuchi Motor Co., Ltd.	400	11,236
Macnica Holdings, Inc.	4,500	122,774
Macromill, Inc.	3,200	21,151
Makita Corp.	5,700	159,909
Mandom Corp.	5,800	68,749
Mani, Inc.	1,500	19,476
Maruha Nichiro Corp.	100	1,858
Matsui Securities Co., Ltd.	4,400	25,140
MatsukiyoCocokara & Co.	500	26,696
Maxell, Ltd.	1,500	16,447
Mazda Motor Corp.	7,800	69,542
MCJ Co., Ltd.	2,800	19,329
MEC Co., Ltd.	100	1,854
Medical Data Vision Co., Ltd.	200	1,185
Medical System Network Co., Ltd.	400	1,196
Medipal Holdings Corp.	11,700	178,295
Megmilk Snow Brand Co., Ltd.	5,000	71,641

27

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Meidensha Corp.	5,400	$72,931
MEIJI Holdings Co., Ltd.	700	16,888
Meitec Corp.	1,200	20,190
Meiwa Corp.	100	516
Menicon Co., Ltd.	100	2,111
*Mercari, Inc.	500	8,512
Micronics Japan Co., Ltd.	200	1,808
Mie Kotsu Group Holdings, Inc.	200	862
Milbon Co., Ltd.	100	4,201
MINEBEA MITSUMI, Inc.	2,500	45,900
MIRAIT ONE Corp.	3,200	39,646
Mirarth Holdings, Inc.	2,600	7,313
Miroku Jyoho Service Co., Ltd.	800	9,929
MISUMI Group, Inc.	14,100	353,108
Mitani Corp.	100	983
Mitsubishi Chemical Group Corp.	19,600	114,363
Mitsubishi Electric Corp.	17,100	210,854
Mitsubishi Estate Co., Ltd.	8,500	104,373
Mitsubishi Gas Chemical Co., Inc.	6,800	98,281
Mitsubishi Heavy Industries, Ltd.	5,300	199,560
Mitsubishi Logisnext Co., Ltd.	2,300	16,638
Mitsubishi Logistics Corp.	4,600	113,509
*Mitsubishi Motors Corp.	10,800	40,847
Mitsubishi Research Institute, Inc.	100	3,621
Mitsubishi UFJ Financial Group, Inc.	64,800	405,889
Mitsui Chemicals, Inc.	4,300	107,843
*Mitsui E&S Co., Ltd.	20,200	76,993
Mitsui Fudosan Co., Ltd.	6,000	118,577
Mitsui Mining & Smelting Co., Ltd.	1,600	37,954
Mizuho Financial Group, Inc.	7,800	112,562
Mochida Pharmaceutical Co., Ltd.	100	2,556
*Modec, Inc.	400	4,304
Monex Group, Inc.	8,100	30,457
MonotaRO Co., Ltd.	5,000	75,203
Morinaga & Co., Ltd.	100	2,963
Morinaga Milk Industry Co., Ltd.	500	18,801
Morita Holdings Corp.	100	1,049
MrMax Holdings, Ltd.	100	459
MS&AD Insurance Group Holdings, Inc.	3,800	124,048
m-up Holdings, Inc.	400	3,610
Murata Manufacturing Co., Ltd.	1,600	92,594
Nabtesco Corp.	2,700	64,642
Nagase & Co., Ltd.	6,200	97,076
Nagoya Railroad Co., Ltd.	9,500	152,793
Nakabayashi Co., Ltd.	100	355
Nakanishi, Inc.	2,000	37,763
#*Namura Shipbuilding Co., Ltd.	200	598
Nankai Electric Railway Co., Ltd.	1,100	25,609
NEC Corp.	6,000	229,574
NEC Networks & System Integration Corp.	4,300	53,369
NET One Systems Co., Ltd.	4,200	98,550
Nexon Co., Ltd.	1,400	31,565
#Nextage Co., Ltd.	1,400	25,221
NHK Spring Co., Ltd.	8,900	65,493
Nichias Corp.	1,100	22,103
Nichirei Corp.	100	2,052
NIDEC Corp.	3,000	147,703
Nifco, Inc.	7,100	202,574

28

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nihon Kohden Corp.	100	$2,761
Nihon M&A Center Holdings, Inc.	7,900	59,932
Nihon Nohyaku Co., Ltd.	1,500	7,546
Nikkiso Co., Ltd.	6,000	41,905
Nikko Co., Ltd. Hyogo	200	949
Nikkon Holdings Co., Ltd.	100	1,927
Nintendo Co., Ltd.	17,300	726,863
NIPPON EXPRESS HOLDINGS, INC.	1,900	111,071
Nippon Gas Co., Ltd.	4,500	63,254
Nippon Kayaku Co., Ltd.	4,500	40,583
Nippon Light Metal Holdings Co., Ltd.	9,500	99,141
Nippon Paint Holdings Co., Ltd.	12,900	115,865
Nippon Parking Development Co., Ltd.	500	859
Nippon Pillar Packing Co., Ltd.	400	11,045
Nippon Sanso Holdings Corp.	4,500	80,638
Nippon Shinyaku Co., Ltd.	1,000	45,533
Nippon Shokubai Co., Ltd.	400	15,951
Nippon Signal Company, Ltd.	200	1,626
Nippon Telegraph & Telephone Corp.	11,600	353,456
Nippon Thompson Co., Ltd.	100	430
Nipro Corp.	5,400	40,530
Nishimatsuya Chain Co., Ltd.	3,100	36,722
Nishi-Nippon Railroad Co., Ltd.	1,200	21,926
Nissan Chemical Corp.	1,700	75,159
Nissan Motor Co., Ltd.	1,800	6,507
Nisshin Oillio Group, Ltd. (The)	500	12,485
Nisshin Seifun Group, Inc.	4,800	58,129
Nisshinbo Holdings, Inc.	200	1,531
Nissui Corp.	16,100	70,234
Niterra Co., Ltd.	1,300	27,057
Nitori Holdings Co., Ltd.	400	51,012
Nitto Denko Corp.	5,400	347,402
Nitto Kogyo Corp.	1,400	27,596
Nojima Corp.	2,600	27,782
Nomura Holdings, Inc.	11,400	40,681
Nomura Holdings, Inc., Sponsored ADR	32,700	116,412
Nomura Real Estate Holdings, Inc.	1,500	37,179
Nomura Research Institute, Ltd.	24,700	620,380
Noritz Corp.	1,400	18,908
NS Solutions Corp.	200	5,420
NSD Co., Ltd.	1,800	32,969
NSK, Ltd.	200	1,122
NTN Corp.	300	734
NTT Data Corp.	5,300	71,580
Obayashi Corp.	13,100	108,906
Obic Co., Ltd.	4,400	675,680
#*Oisix ra daichi, Inc.	3,900	72,464
Oji Holdings Corp.	1,200	4,697
Okabe Co., Ltd.	200	1,234
Okamura Corp.	100	1,062
Okasan Securities Group, Inc.	29,900	93,544
Oki Electric Industry Co., Ltd.	400	2,159
Okumura Corp.	100	2,446
Okuwa Co., Ltd.	100	657
Olympus Corp.	10,800	187,780
Omron Corp.	500	29,163
Ono Pharmaceutical Co., Ltd.	4,200	84,639
Onward Holdings Co., Ltd.	7,600	20,930

29

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Open House Group Co., Ltd.	400	$15,892
Open Up Group, Inc.	7,500	110,381
Oracle Corp.	400	28,642
Organo Corp.	700	16,810
Oriental Land Co., Ltd.	1,800	63,439
Oriental Shiraishi Corp.	6,700	16,188
Osaka Gas Co., Ltd.	9,700	160,569
Osaka Organic Chemical Industry, Ltd.	100	1,505
OSG Corp.	4,600	64,288
Otsuka Corp.	3,200	115,977
Outsourcing, Inc.	1,700	17,179
Pacific Industrial Co., Ltd.	700	6,272
PAL GROUP Holdings Co., Ltd.	1,000	22,877
PALTAC Corp.	100	3,819
Pan Pacific International Holdings Corp.	12,500	232,622
Panasonic Holdings Corp.	14,600	136,548
*Park24 Co., Ltd.	500	7,682
Pasona Group, Inc.	4,400	60,104
Penta-Ocean Construction Co., Ltd.	2,600	12,583
Persol Holdings Co., Ltd.	5,100	104,423
Pigeon Corp.	9,900	153,555
Pilot Corp.	400	13,263
Pola Orbis Holdings, Inc.	3,800	52,689
Press Kogyo Co., Ltd.	200	798
Pressance Corp.	100	1,436
Prestige International, Inc.	10,200	44,271
Proto Corp.	200	1,738
Qol Holdings Co., Ltd.	5,600	51,120
Quick Co., Ltd	200	2,619
Raito Kogyo Co., Ltd.	100	1,471
Rakus Co., Ltd.	3,900	58,887
Rakuten Group, Inc.	12,800	63,452
Recruit Holdings Co., Ltd.	18,500	519,546
Relo Group, Inc.	8,600	133,202
#Remixpoint, Inc.	4,800	8,778
Rengo Co., Ltd.	4,300	27,948
*RENOVA, Inc.	700	9,860
Resonac Holdings Corp.	9,000	141,380
Resorttrust, Inc.	200	3,289
Retail Partners Co., Ltd.	1,100	12,328
Ricoh Co., Ltd.	2,400	19,758
Riken Technos Corp.	200	893
Riken Vitamin Co., Ltd.	100	1,496
Rohto Pharmaceutical Co., Ltd.	22,300	460,690
Rorze Corp.	300	22,076
Round One Corp.	7,800	33,454
Ryohin Keikaku Co., Ltd.	4,600	48,174
Ryosan Co., Ltd.	1,700	39,951
Saibu Gas Holdings Co., Ltd.	100	1,390
Sakata INX Corp.	900	7,297
Sala Corp.	1,000	5,640
San-Ai Obbli Co., Ltd.	2,600	27,229
Sangetsu Corp.	3,600	59,830
Sanken Electric Co., Ltd.	300	22,341
Sanki Engineering Co., Ltd.	5,900	65,081
Sankyu, Inc.	500	17,552
Sanrio Co., Ltd.	700	32,284
Santen Pharmaceutical Co., Ltd.	9,900	82,957

30

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sanwa Holdings Corp.	2,300	$25,033
Sato Holdings Corp.	1,100	18,524
Sawai Group Holdings Co., Ltd.	100	2,883
SBI Holdings, Inc.	5,400	104,974
SCREEN Holdings Co., Ltd.	600	48,471
SCSK Corp.	6,000	90,243
Secom Co., Ltd.	800	51,103
Sega Sammy Holdings, Inc.	2,400	44,699
Seibu Holdings, Inc.	1,300	14,502
Seiko Epson Corp.	4,400	66,922
Seino Holdings Co., Ltd.	200	2,212
Sekisui House, Ltd.	6,500	133,184
Senko Group Holdings Co., Ltd.	3,100	22,084
Seria Co., Ltd.	100	1,778
Seven & i Holdings Co., Ltd.	6,000	270,774
Seven Bank, Ltd.	24,500	50,020
SG Holdings Co., Ltd.	15,300	219,559
Sharp Corp.	4,400	31,215
*SHIFT, Inc.	200	36,940
Shima Seiki Manufacturing, Ltd.	2,700	36,664
Shimadzu Corp.	6,200	192,605
Shimano, Inc.	300	46,311
Shimizu Corp.	11,400	69,406
Shin-Etsu Chemical Co., Ltd.	29,400	834,078
Shin-Etsu Polymer Co., Ltd.	1,500	14,640
Shinmaywa Industries, Ltd.	11,100	99,453
Shionogi & Co., Ltd.	300	13,380
Ship Healthcare Holdings, Inc.	3,000	52,723
Shiseido Co., Ltd.	11,500	574,388
Shizuoka Financial Group, Inc.	600	4,499
Shizuoka Gas Co., Ltd.	2,100	17,767
SHO-BOND Holdings Co., Ltd.	100	4,260
Shoei Co., Ltd.	400	7,376
SIGMAXYZ Holdings, Inc.	100	781
Sinfonia Technology Co., Ltd.	800	10,158
SKY Perfect JSAT Holdings, Inc.	9,500	36,838
SMC Corp.	100	49,756
SMS Co., Ltd.	1,700	39,577
#Snow Peak, Inc.	4,400	66,340
Sodick Co., Ltd.	2,200	12,101
SoftBank Corp.	40,100	451,020
Sohgo Security Services Co., Ltd.	1,100	30,658
Solasto Corp.	4,500	20,853
Sompo Holdings, Inc.	700	29,061
Sony Group Corp.	12,300	1,158,954
Sotetsu Holdings, Inc.	200	3,795
Sparx Group Co., Ltd.	100	1,083
S-Pool, Inc.	4,300	19,832
Square Enix Holdings Co., Ltd.	600	29,435
Star Mica Holdings Co., Ltd.	200	943
Star Micronics Co., Ltd.	3,100	40,069
Starts Corp., Inc.	100	1,879
Subaru Corp.	11,800	190,218
Sugi Holdings Co., Ltd.	800	33,841
Sumitomo Bakelite Co., Ltd.	100	3,797
Sumitomo Chemical Co., Ltd.	11,200	37,672
Sumitomo Electric Industries, Ltd.	9,700	122,813
Sumitomo Forestry Co., Ltd.	3,500	75,185

31

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumitomo Heavy Industries, Ltd.	1,800	$43,227
Sumitomo Metal Mining Co., Ltd.	5,000	183,931
Sumitomo Mitsui Construction Co., Ltd.	34,200	96,699
Sumitomo Mitsui Financial Group, Inc.	4,800	195,610
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	34,500	283,245
Sumitomo Mitsui Trust Holdings, Inc.	5,400	193,887
Sumitomo Pharma Co., Ltd.	3,900	24,374
Sumitomo Realty & Development Co., Ltd.	4,800	111,394
Sun Frontier Fudousan Co., Ltd.	1,600	15,464
Sundrug Co., Ltd.	1,000	27,503
Suntory Beverage & Food, Ltd.	1,800	67,550
Suruga Bank, Ltd.	2,700	10,192
Suzuken Co., Ltd.	500	14,174
Suzuki Motor Corp.	1,200	41,412
SWCC Corp.	2,200	28,388
*SymBio Pharmaceuticals, Ltd.	800	2,362
Sysmex Corp.	1,200	76,725
Systena Corp.	400	822
T Hasegawa Co., Ltd.	300	7,094
T&D Holdings, Inc.	2,400	29,153
T&K Toka Co., Ltd.	200	1,704
Tadano, Ltd.	100	777
Taisei Corp.	100	3,389
Taiyo Holdings Co., Ltd.	100	1,796
Takamiya Co., Ltd.	100	325
Takara Holdings, Inc.	9,200	72,227
Takasago Thermal Engineering Co., Ltd.	100	1,672
Takashimaya Co., Ltd.	100	1,472
Takeda Pharmaceutical Co., Ltd.	6,900	228,640
Takeuchi Manufacturing Co., Ltd.	3,000	81,739
Takuma Co., Ltd.	200	2,080
Tatsuta Electric Wire and Cable Co., Ltd.	300	1,575
TechMatrix Corp.	4,600	54,593
TechnoPro Holdings, Inc.	9,500	258,143
Teijin, Ltd.	20,700	230,008
THK Co., Ltd.	100	2,225
TIS, Inc.	14,500	396,137
TKC Corp.	800	21,533
Tobu Railway Co., Ltd.	100	2,545
Tocalo Co., Ltd.	1,500	13,990
Toda Corp.	2,100	12,230
Toho Co., Ltd.	200	7,917
Toho Gas Co., Ltd.	2,500	46,671
Toho Holdings Co., Ltd.	1,800	35,824
Toho Titanium Co., Ltd.	100	1,482
Tokai Corp.	100	1,505
TOKAI Holdings Corp.	100	648
Tokai Rika Co., Ltd.	100	1,372
Tokai Tokyo Financial Holdings, Inc.	12,000	30,933
Tokio Marine Holdings, Inc.	16,900	337,590
Tokyo Electron, Ltd.	1,300	147,934
Tokyo Gas Co., Ltd.	6,000	122,983
Tokyo Ohka Kogyo Co., Ltd.	600	31,065
Tokyo Seimitsu Co., Ltd.	600	22,032
Tokyo Tatemono Co., Ltd.	3,200	40,281
Tokyu Construction Co., Ltd.	17,500	92,406
Tokyu Corp.	7,100	100,010
Tokyu Fudosan Holdings Corp.	21,300	107,466

32

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toli Corp.	300	$613
TOMONY Holdings, Inc.	300	811
Tomy Co., Ltd.	4,600	51,789
Topcon Corp.	15,800	223,021
Toray Industries, Inc.	27,700	156,173
Toridoll Holdings Corp.	1,700	36,119
Tosei Corp.	5,200	61,637
Toshiba Corp.	1,300	42,008
Totetsu Kogyo Co., Ltd.	2,700	53,756
TOTO, Ltd.	800	27,290
Towa Corp.	300	4,475
*Toyo Engineering Corp.	200	849
Toyo Ink SC Holdings Co., Ltd.	100	1,608
Toyo Seikan Group Holdings, Ltd.	3,100	43,598
Toyobo Co., Ltd.	10,500	78,886
Toyota Boshoku Corp.	100	1,571
Toyota Motor Corp.	77,600	1,058,298
Toyota Tsusho Corp.	2,400	98,880
Trend Micro, Inc.	1,100	53,479
Trusco Nakayama Corp.	200	3,456
Tsubaki Nakashima Co., Ltd.	200	1,387
Tsugami Corp.	11,000	113,421
Tsuruha Holdings, Inc.	1,400	91,404
UACJ Corp.	100	1,982
Uchida Yoko Co., Ltd.	100	3,789
Ulvac, Inc.	500	19,682
Unicharm Corp.	1,400	56,302
Unipres Corp.	300	2,075
United Arrows, Ltd.	100	1,453
United Super Markets Holdings, Inc.	1,900	16,396
Ushio, Inc.	6,500	80,483
USS Co., Ltd.	8,200	137,184
UT Group Co., Ltd.	700	13,289
Valor Holdings Co., Ltd.	700	10,677
Valqua, Ltd.	100	2,504
Vector, Inc.	500	4,696
*Visional, Inc.	300	15,643
VT Holdings Co., Ltd.	1,700	6,654
Wacoal Holdings Corp.	3,500	67,730
Wacom Co., Ltd.	11,800	59,535
Wakita & Co., Ltd.	200	2,028
Welcia Holdings Co., Ltd.	3,000	62,703
*West Holdings Corp.	100	2,372
West Japan Railway Co.	600	25,958
*WingArc1st, Inc.	2,600	42,199
Yakult Honsha Co., Ltd.	500	37,565
YAMABIKO Corp.	200	1,970
Yamada Holdings Co., Ltd.	13,600	47,343
Yamaguchi Financial Group, Inc.	10,300	62,860
Yamaha Corp.	100	3,914
Yamaha Motor Co., Ltd.	5,400	138,802
YA-MAN, Ltd.	1,200	10,320
Yamato Holdings Co., Ltd.	3,100	53,137
Yamazaki Baking Co., Ltd.	600	8,042
Yamazen Corp.	9,000	69,467
Yaoko Co., Ltd.	500	26,145
Yaskawa Electric Corp.	2,500	101,164
Yellow Hat, Ltd.	3,500	49,609

33

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yokogawa Bridge Holdings Corp.	3,800	$61,898
Yokogawa Electric Corp.	2,800	45,219
Yokorei Co., Ltd.	2,000	16,039
Yonex Co., Ltd.	1,200	14,259
Yoshinoya Holdings Co., Ltd.	500	9,224
Yuasa Trading Co., Ltd.	200	5,780
Yurtec Corp.	200	1,209
Z Holdings Corp.	19,900	54,162
Zenrin Co., Ltd.	500	3,224
Zensho Holdings Co., Ltd.	100	3,169
Zeon Corp.	4,700	48,117
ZIGExN Co., Ltd.	100	369
ZOZO, Inc.	600	12,585

TOTAL JAPAN		39,920,252

NETHERLANDS — (4.6%)
Aalberts NV	1,300	59,963
ΩABN AMRO Bank NV	4,475	71,710
Acomo NV	736	18,120
*ΩAdyen NV	168	269,305
Aegon NV, Registered, Sponsored NVDR	36,575	165,685
Akzo Nobel NV	4,725	391,959
*ΩAlfen N.V.	962	77,784
AMG Advanced Metallurgical Group NV	839	31,289
APERAM SA	1,420	52,596
Arcadis NV	2,157	89,204
ASM International NV	532	192,672
ASML Holding NV, Sponsored NVDR	3,852	2,453,185
ASR Nederland NV	5,362	235,838
*Avantium N.V.	20	79
ΩB&S Group Sarl	48	208
#*ΩBasic-Fit NV	872	36,986
BE Semiconductor Industries NV	1,969	176,814
Beter Bed Holding NV	32	111
Brunel International NV	44	596
Coca-Cola Europacific Partners PLC	2,685	171,629
Corbion NV	1,585	49,870
ΩCTP NV	1,115	14,648
ForFarmers NV	44	142
*Fugro NV	4,205	59,561
Heijmans NV	40	498
Heineken NV	896	102,924
IMCD NV	1,409	211,863
ING Groep NV	27,013	334,009
*InPost SA	334	3,580
JDE Peet’s NV	594	18,100
Kendrion NV	24	501
Koninklijke Ahold Delhaize NV	15,123	521,241
Koninklijke BAM Groep NV	3,028	6,632
Koninklijke KPN NV	80,300	293,346
#Koninklijke Philips NV, Sponsored NVDR	15,050	317,856
Koninklijke Vopak NV	1,348	51,491
ΩLucas Bols NV	16	197
Nedap NV	4	251
NN Group NV	5,990	223,319
Ordina NV	957	5,917
*Pharming Group NV	4,828	5,447
PostNL NV	11,392	20,488
Prosus NV	6,376	477,743

34

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Randstad NV	4,111	$223,386
SBM Offshore NV	6,364	90,001
ΩSignify NV	3,241	108,093
Sligro Food Group NV	1,114	19,456
TKH Group NV	1,071	51,812
*TomTom NV	252	2,157
Universal Music Group NV	7,927	173,365
Van Lanschot Kempen NV	755	22,963
Wolters Kluwer NV	5,609	744,007

TOTAL NETHERLANDS		8,650,597

NEW ZEALAND — (0.3%)
#Arvida Group, Ltd.	738	474
*Auckland International Airport, Ltd.	7,302	39,869
Briscoe Group, Ltd.	36	100
Chorus, Ltd.	7,873	42,014
Colonial Motor Co., Ltd. (The)	12	68
Comvita, Ltd.	40	69
Contact Energy, Ltd.	3,429	16,583
Delegat Group, Ltd.	44	246
EBOS Group, Ltd.	886	24,243
Fisher & Paykel Healthcare Corp., Ltd.	4,414	75,464
Fletcher Building, Ltd.	14,613	40,616
Freightways Group, Ltd.	2,755	16,165
*Gentrack Group, Ltd.	136	270
Hallenstein Glasson Holdings, Ltd.	88	340
Heartland Group Holdings, Ltd.	1,545	1,517
Infratil, Ltd.	4,063	23,966
KMD Brands, Ltd.	1,088	746
Mainfreight, Ltd.	429	18,998
Manawa Energy, Ltd.	136	413
Mercury NZ, Ltd.	1,146	4,488
Meridian Energy, Ltd.	19,271	64,989
Napier Port Holdings, Ltd.	60	93
NZME, Ltd.	300	197
NZX, Ltd.	344	249
Oceania Healthcare, Ltd.	683	291
*Rakon, Ltd.	116	74
Ryman Healthcare, Ltd.	3,127	10,237
#*Serko, Ltd.	108	140
Skellerup Holdings, Ltd.	252	760
SKY Network Television, Ltd.	236	385
SKYCITY Entertainment Group, Ltd.	17,433	25,842
Spark New Zealand, Ltd.	17,096	55,225
Summerset Group Holdings, Ltd.	5,323	26,762
TOWER, Ltd.	592	234
Vector, Ltd.	192	471
#*Vista Group International, Ltd.	284	216
Warehouse Group, Ltd. (The)	260	276

TOTAL NEW ZEALAND		493,090

NORWAY — (0.6%)
2020 Bulkers, Ltd.	16	159
*Adevinta ASA	2,556	19,604
AF Gruppen ASA	48	728
*Akastor ASA	252	249
Aker Solutions ASA	7,150	25,360
*AKVA Group ASA	12	75
*ArcticZymes Technologies ASA	20	72

35

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Atea ASA	2,932	$40,150
*Borr Drilling, Ltd.	448	3,114
Borregaard ASA	3,037	50,621
Bouvet ASA	1,873	11,720
*Carasent ASA	76	113
*ΩCrayon Group Holding ASA	945	7,261
DNB Bank ASA	10,004	175,169
ΩEntra ASA	1,646	16,658
ΩEuropris ASA	6,619	47,207
Gjensidige Forsikring ASA	1,588	27,523
Grieg Seafood ASA	44	367
*Hexagon Composites ASA	84	254
*Kahoot! ASA	4,589	11,899
ΩKid ASA	56	462
*Kongsberg Automotive ASA	800	196
Kongsberg Gruppen ASA	851	38,032
Leroy Seafood Group ASA	3,338	17,500
*LINK Mobility Group Holding ASA	364	317
Medistim ASA	12	295
*Meltwater NV	232	375
*MORROW BANK ASA	192	93
Mowi ASA	2,174	41,300
ΩMulticonsult ASA	24	336
*NEL ASA	13,470	18,401
*Nordic Semiconductor ASA	4,279	46,088
Norsk Hydro ASA	3,433	25,117
*ΩNorske Skog ASA	32	142
*Northern Ocean, Ltd.	93	101
*NRC Group ASA	96	99
*Odfjell Drilling, Ltd.	196	455
ΩOkeanis Eco Tankers Corp.	8	185
Orkla ASA	6,622	47,446
Otello Corp. ASA	132	97
Panoro Energy ASA	44	113
*Pexip Holding ASA	140	209
*PGS ASA	57,881	41,514
*PhotoCure ASA	8	40
Protector Forsikring ASA	508	7,365
Salmar ASA	817	36,108
ΩScatec ASA	5,383	34,993
Schibsted ASA, Class A	76	1,342
Schibsted ASA, Class B	2,424	39,134
*Self Storage Group ASA	56	146
Selvaag Bolig ASA	88	300
*ΩShelf Drilling, Ltd.	228	516
Sparebank 1 Oestlandet	72	845
SpareBank 1 SR-Bank ASA	5,742	66,974
Storebrand ASA	7,542	57,875
Subsea 7 SA	3,820	43,466
TGS ASA	5,198	81,098
TOMRA Systems ASA	1,620	24,699
Veidekke ASA	1,638	18,784
*Volue ASA	44	74

TOTAL NORWAY		1,130,935

PORTUGAL — (0.2%)
Altri SGPS SA	2,050	10,615
Corticeira Amorim SGPS SA	771	8,716
CTT-Correios de Portugal SA	104	430

36

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
PORTUGAL — (Continued)
EDP - Energias de Portugal SA	12,292	$67,852
*EDP Renovaveis SA	4,036	89,827
Jeronimo Martins SGPS SA	3,533	89,319
Mota-Engil SGPS SA	192	420
Navigator Co. SA (The)	64	235
NOS SGPS SA	7,050	31,039
REN - Redes Energeticas Nacionais SGPS SA	11,656	33,908
Sonae SGPS SA	34,197	39,037

TOTAL PORTUGAL		371,398

SINGAPORE — (0.6%)
AEM Holdings, Ltd.	200	507
*Aspen Group Holdings, Ltd.	32	1
*Avarga, Ltd.	700	113
Aztech Global, Ltd.	200	121
BRC Asia, Ltd.	100	131
Bukit Sembawang Estates, Ltd.	400	1,214
CapitaLand Ascott Trust	445	360
Capitaland Investment, Ltd.	7,800	21,749
Centurion Corp., Ltd.	400	108
China Aviation Oil Singapore Corp., Ltd.	7,800	5,408
China Sunsine Chemical Holdings, Ltd.	700	241
City Developments, Ltd.	12,400	64,595
Civmec, Ltd.	500	257
*COSCO SHIPPING International Singapore Co., Ltd.	1,100	139
CSE Global, Ltd.	600	160
DBS Group Holdings, Ltd.	13,500	332,099
DFI Retail Group Holdings, Ltd.	6,800	20,400
Far East Orchard, Ltd.	400	312
Food Empire Holdings, Ltd.	300	227
Frasers Property, Ltd.	900	590
Frencken Group, Ltd.	7,300	5,690
Fu Yu Corp., Ltd.	2,800	441
*Gallant Venture, Ltd.	2,400	261
Great Eastern Holdings, Ltd.	900	11,488
GuocoLand, Ltd.	200	238
Ho Bee Land, Ltd.	400	651
Hongkong Land Holdings, Ltd.	11,900	52,717
Hour Glass, Ltd. (The)	400	624
iFAST Corp., Ltd.	5,700	19,738
ISDN Holdings, Ltd.	1,100	388
Micro-Mechanics Holdings, Ltd.	100	157
Nanofilm Technologies International, Ltd.	13,200	14,841
*Oceanus Group, Ltd.	15,400	139
OUE, Ltd.	300	263
Oversea-Chinese Banking Corp., Ltd.	22,500	212,158
Oxley Holdings, Ltd.	1,400	144
Pan-United Corp., Ltd.	400	114
Propnex, Ltd.	200	187
Q&M Dental Group Singapore, Ltd.	400	96
Raffles Medical Group, Ltd.	27,300	30,080
*SATS, Ltd.	4,113	7,830
*Seatrium, Ltd.	275,200	25,578
*SIA Engineering Co., Ltd.	200	334
Silverlake Axis, Ltd.	1,600	402
Singapore Exchange, Ltd.	8,700	62,406
Singapore Land Group, Ltd.	400	657
Singapore Technologies Engineering, Ltd.	20,100	54,538
StarHub, Ltd.	12,600	9,444

37

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Tai Sin Electric, Ltd.	1,000	$292
Thomson Medical Group, Ltd.	2,500	118
UMS Holdings, Ltd.	58,700	45,318
UOL Group, Ltd.	11,600	60,254
Venture Corp., Ltd.	5,900	75,046
Vicom, Ltd.	100	139
Wing Tai Holdings, Ltd.	40,400	44,816

TOTAL SINGAPORE		1,186,319

SPAIN — (2.2%)
Acciona SA	1,156	214,405
Acerinox SA	3,067	33,169
ACS Actividades de Construccion y Servicios SA	4,540	156,379
ΩAedas Homes SA	24	368
*ΩAena SME SA	1,079	182,136
Almirall SA	2,122	21,799
*Amadeus IT Group SA	6,352	446,982
*Amper SA	1,000	170
Applus Services SA	7,990	67,083
Atresmedia Corp. de Medios de Comunicacion SA	3,445	13,791
*Audax Renovables SA	1,720	2,077
Banco de Sabadell SA	188,382	196,493
Banco Santander SA	28,288	99,514
Banco Santander SA, Sponsored ADR	92,572	321,225
Bankinter SA	16,629	98,437
CaixaBank SA	48,703	180,230
Construcciones y Auxiliar de Ferrocarriles SA	1,103	34,278
*Distribuidora Internacional de Alimentacion SA	13,056	228
*Duro Felguera SA	156	124
*eDreams ODIGEO SA	44	250
Elecnor SA	64	841
Enagas SA	4,952	99,253
Ence Energia y Celulosa SA	44	172
Endesa SA	4,058	91,258
Ercros SA	40	187
Faes Farma SA	9,274	32,763
Ferrovial SA	2,161	67,827
Fluidra SA	3,335	57,179
ΩGestamp Automocion SA	3,078	13,334
ΩGlobal Dominion Access SA	80	335
*Grenergy Renovables SA	16	470
*Grifols SA	3,143	32,339
Grupo Catalana Occidente SA	728	23,549
*Grupo Empresarial San Jose SA	24	105
Iberdrola SA	30,988	403,002
Indra Sistemas SA	8,213	108,805
Industria de Diseno Textil SA	10,971	377,409
Laboratorios Farmaceuticos Rovi SA	291	12,909
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	26,461	24,480
Mapfre SA	20,005	40,129
*Mediaset Espana Comunicacion SA	1,785	5,947
Naturgy Energy Group SA	859	26,838
ΩNeinor Homes SA	282	2,855
*Obrascon Huarte Lain SA	1,478	841
*Oryzon Genomics SA	24	56
Pharma Mar SA	744	30,949
Prim SA	4	46
*Promotora de Informaciones SA, Class A	364	153
ΩProsegur Cash SA	272	188

38

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Prosegur Cia de Seguridad SA	368	$708
*Realia Business SA	464	512
Red Electrica Corp SA	8,730	159,073
Sacyr SA	6,699	22,202
*Solaria Energia y Medio Ambiente SA	3,165	50,001
*Soltec Power Holdings SA	40	229
*ΩTalgo SA	849	2,952
*Tecnicas Reunidas SA	84	781
Telefonica SA	68,630	312,540
Telefonica SA, Sponsored ADR	18,722	84,436
*Tubacex SA	742	2,019
ΩUnicaja Banco SA	13,064	13,262

TOTAL SPAIN		4,172,072

SWEDEN — (3.9%)
AddLife AB, Class B	3,475	41,061
*Addnode Group AB	1,188	15,068
AddTech AB, B Shares	5,897	117,857
AFRY AB	2,808	52,698
Alfa Laval AB	452	16,547
ΩAlimak Group AB	296	2,185
Alligo AB, Class B	48	535
ΩAmbea AB	3,363	12,787
*Annehem Fastigheter AB, Class B	32	60
AQ Group AB	8	319
Arjo AB, Class B	1,835	8,115
Assa Abloy AB, Class B	4,650	110,569
Atlas Copco AB, Class A	34,701	501,033
Atlas Copco AB, Class B	21,793	278,966
Atrium Ljungberg AB, B Shares	720	13,372
*ΩAttendo AB	448	1,588
#Avanza Bank Holding AB	2,794	59,300
Axfood AB	2,472	61,262
Balco Group AB	20	86
Beijer Alma AB, Class B	760	17,264
Beijer Ref AB	3,568	58,230
Bergman & Beving AB	48	674
*Betsson AB, Class B	5,748	62,035
*Better Collective A/S	302	6,389
*BHG Group AB	1,690	1,918
*BICO Group AB	1,341	8,004
Bilia AB, A Shares	4,130	46,546
Billerud AB	6,528	62,599
Biotage AB	752	9,340
Boliden AB	3,676	131,239
Bonava AB, B Shares	164	295
*ΩBoozt AB	754	8,733
ΩBravida Holding AB	5,133	62,303
BTS Group AB, B Shares	24	632
Bufab AB	2,967	98,232
Bulten AB	16	148
Byggmax Group AB	96	294
Castellum AB	1,428	17,305
Catella AB	96	326
Catena AB	2,315	88,607
*Catena Media PLC	128	360
*Cavotec SA	56	79
Cellavision AB	20	341
Clas Ohlson AB, B Shares	2,192	16,519

39

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Cloetta AB, B Shares	5,559	$11,761
Concentric AB	542	11,387
ΩCoor Service Management Holding AB	8,142	52,945
Corem Property Group AB, Class B	804	636
Corem Property Group AB, Class D	12	180
Dedicare AB, Class B	20	283
Dios Fastigheter AB	408	2,908
ΩDometic Group AB	6,684	47,752
*Duni AB	32	350
*ΩDustin Group AB	2,266	7,781
Eastnine AB	12	114
Elanders AB, Class B	40	508
Electrolux AB, Class B	4,843	72,971
Electrolux Professional AB, Class B	6,331	36,848
Elekta AB, Class B	11,392	95,581
*ΩEltel AB	152	132
*Enea AB	28	185
Epiroc AB, Class A	6,106	122,034
Epiroc AB, Class B	2,353	40,397
ΩEvolution AB	600	79,869
Ework Group AB	16	223
Fabege AB	18,214	145,787
Fagerhult AB	536	3,423
*Fastighets AB Balder, Class B	7,005	32,501
FastPartner AB, Class A	56	342
FastPartner AB, Class D	16	94
Fenix Outdoor International AG	8	642
*Fingerprint Cards AB, Class B	634	165
*FormPipe Software AB	52	132
Fortnox AB	21,037	144,632
G5 Entertainment AB	16	352
GARO AB	56	444
Getinge AB, Class B	2,194	55,592
Granges AB	3,286	32,612
*ΩGreen Landscaping Group AB	72	573
H & M Hennes & Mauritz AB, Class B	7,432	108,597
Hanza AB	28	215
Heba Fastighets AB, Class B	132	399
Hexagon AB, Class B	9,609	109,465
*Hexatronic Group AB	2,211	18,645
*Hexpol AB	3,739	43,998
HMS Networks AB	1,879	87,270
Holmen AB, Class B	1,092	41,232
Hufvudstaden AB, Class A	1,811	25,795
Husqvarna AB, A Shares	52	446
Husqvarna AB, B Shares	6,925	59,614
IAR Systems Group AB	16	163
Indutrade AB	6,007	143,890
Instalco AB	11,575	60,712
Intrum AB	3,202	28,901
Inwido AB	7,268	76,172
*ITAB Shop Concept AB	200	228
JM AB	1,855	29,713
Kabe Group AB, Class B	8	159
*Karnov Group AB	372	2,013
*K-fast Holding AB	108	217
Kindred Group PLC	6,761	82,920
KNOW IT AB	3,816	88,357

40

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Lagercrantz Group AB, B Shares	2,286	$29,374
Lifco AB, Class B	1,255	28,569
Lime Technologies AB	20	495
Lindab International AB	484	7,734
Loomis AB	1,191	38,085
*Medcap AB	12	318
Medicover AB, Class B	1,700	28,026
MEKO AB	994	12,181
*Millicom International Cellular SA	3,278	58,691
MIPS AB	690	37,173
*Modern Times Group MTG AB, Class B	4,275	34,322
Mycronic AB	1,365	28,957
NCAB Group AB	2,686	20,465
NCC AB, Class B	2,104	20,902
Nederman Holding AB	36	686
New Wave Group AB, Class B	1,048	21,129
Nibe Industrier AB, Class B	9,110	101,693
Nilorngruppen AB, Class B	16	111
Nobia AB	232	338
*Nordic Paper Holding AB	24	94
Nordic Waterproofing Holding AB	52	709
Nordnet AB publ	320	5,017
Nyfosa AB	2,018	13,782
OEM International AB, Class B	152	1,474
Orron Energy ab	2,108	2,454
*OX2 AB	710	5,482
Peab AB, Class B	5,546	29,278
Platzer Fastigheter Holding AB, Class B	140	1,178
Proact IT Group AB	48	515
Probi AB	4	71
Ratos AB, B Shares	7,397	25,514
*RaySearch Laboratories AB	48	321
Rejlers AB	24	371
ΩResurs Holding AB	1,370	2,603
Rottneros AB	108	130
Saab AB, Class B	844	47,362
Sagax AB, Class B	3,540	86,626
#Samhallsbyggnadsbolaget i Norden AB	1,484	1,740
Samhallsbyggnadsbolaget i Norden AB, Class D	220	333
Sandvik AB	10,342	210,223
*ΩScandic Hotels Group AB	21,549	76,849
*Sdiptech AB	545	12,561
*Sectra AB, Class B	2,868	45,212
Securitas AB, Class B	8,339	74,632
*Sensys Gatso Group AB	1,044	91
*ΩSinch AB	9,081	23,948
SinterCast AB	12	124
Skandinaviska Enskilda Banken AB, Class A	29,184	331,467
Skandinaviska Enskilda Banken AB, Class C	16	204
Skanska AB, Class B	5,176	84,473
SKF AB, Class A	8	144
SKF AB, Class B	2,657	47,999
SkiStar AB	1,293	16,627
*Stillfront Group AB	15,619	33,195
Svenska Cellulosa AB SCA, Class A	20	273
Svenska Cellulosa AB SCA, Class B	5,872	80,404
Svenska Handelsbanken AB, Class A	9,189	81,182
Svenska Handelsbanken AB, Class B	20	220

41

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Sweco AB, Class B	1,340	$17,924
Swedbank AB, Class A	6,913	119,965
*Swedish Orphan Biovitrum AB, Class B	3,129	76,080
Systemair AB	246	2,132
Tele2 AB, Class B	18,700	198,627
Telefonaktiebolaget LM Ericsson, Class A	28	171
Telefonaktiebolaget LM Ericsson, Class B	27,760	152,559
Telia Co. AB	26,415	73,549
TF Bank AB	4	53
ΩThule Group AB	5,895	169,943
*Tobii AB	148	309
Trelleborg AB, Class B	1,238	31,067
Troax Group AB	772	17,476
VBG Group AB, Class B	32	531
*Viaplay Group AB	1,780	45,327
Vitec Software Group AB, B Shares	855	44,929
Vitrolife AB	1,161	26,078
Volati AB	48	479
Volvo AB, Class A	2,682	56,740
Volvo AB, Class B	19,935	409,691
*Volvo Car AB, Class B	2,140	8,796
Wallenstam AB, Class B	9,291	36,794
Wihlborgs Fastigheter AB	2,994	24,139
*XANO Industri AB, Class B	28	251

TOTAL SWEDEN		7,330,818

SWITZERLAND — (8.2%)
ABB, Ltd., Registered	17,264	623,021
*Accelleron Industries AG	721	17,740
Adecco Group AG	11,946	409,765
*Alcon, Inc.	2,542	184,244
Allreal Holding AG, Registered	364	64,698
ALSO Holding AG, Registered	186	39,873
*Aluflexpack AG	16	329
*ams-OSRAM AG	3,130	21,592
Arbonia AG	132	1,614
*Aryzta AG	17,369	30,911
Ascom Holding AG, Registered	122	1,187
Baloise Holding AG, Registered	2,956	495,185
Banque Cantonale de Geneve	4	926
Banque Cantonale Vaudoise, Registered	348	36,714
*Basilea Pharmaceutica AG, Registered	8	388
Belimo Holding AG, Class R	345	166,598
Bellevue Group AG	12	423
Berner Kantonalbank AG, Registered	93	24,973
BKW AG	460	79,074
Bossard Holding AG, Registered	275	67,510
Bucher Industries AG, Registered	131	58,991
Burckhardt Compression Holding AG	164	101,343
Calida Holding AG, Registered	4	186
Cembra Money Bank AG	511	41,021
Clariant AG, Registered	5,708	95,299
Coltene Holding AG, Registered	4	327
Comet Holding AG, Class R	121	29,229
Credit Suisse Group AG, Registered	16,888	15,187
Daetwyler Holding AG	62	15,708
DKSH Holding AG	1,298	103,470
dormakaba Holding AG	86	38,553
*DSM-Firmenich AG	1,747	229,050

42

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
*Dufry AG, Registered	2,329	$107,468
EFG International AG	1,278	12,305
Emmi AG, Registered	61	63,670
Energiedienst Holding AG, Registered	12	600
*Evolva Holding SA	9	199
Feintool International Holding AG Flughafen Zurich AG,	4	99
Registered	319	61,503
Forbo Holding AG, Registered	24	35,432
ΩGalenica AG	2,043	183,515
*GAM Holding AG	360	374
Geberit AG, Registered	125	71,176
Georg Fischer AG, Registered	1,921	139,750
Givaudan SA, Registered	171	599,811
*Glarner Kantonalbank	8	238
Helvetia Holding AG, Registered	840	125,615
Huber + Suhner AG, Registered	802	65,959
Implenia AG, Registered	510	23,063
*Ina Invest Holding AG	4	82
Inficon Holding AG, Registered	23	25,014
Interroll Holding AG, Class R	14	51,199
Investis Holding SA	12	1,343
Julius Baer Group, Ltd.	5,050	361,537
Kardex Holding AG, Registered	107	24,344
Komax Holding AG, Class R	114	30,163
*Kudelski SA	52	106
Kuehne + Nagel International AG, Registered	1,162	344,533
Landis+Gyr Group AG	923	76,325
LEM Holding SA, Registered	5	11,078
Liechtensteinische Landesbank AG	168	11,910
Logitech International SA, Class R Sponsored	4,269	253,835
Luzerner Kantonalbank AG, Registered	265	23,849
*MCH Group AG	20	105
ΩMedacta Group SA	28	3,769
Meier Tobler Group AG	24	1,435
Mikron Holding AG	8	105
Mobilezone Holding AG, Registered Mobimo Holding AG,	346	5,295
Registered	382	102,576
*Molecular Partners AG, ADR	72	480
Novartis AG, Sponsored ADR	13,284	1,362,540
Novavest Real Estate AG	16	714
OC Oerlikon Corp. AG	1,627	9,100
*Orascom Development Holding AG Partners Group Holding	16	124
AG	301	291,920
Peach Property Group AG	36	564
PSP Swiss Property AG, Registered	1,052	124,224
Rieter Holding AG, Registered	12	1,310
Roche Holding AG	6,150	1,937,141
Schindler Holding AG, Registered Schweiter Technologies	290	61,874
AG	30	23,999
*ΩSensirion Holding AG	389	42,219
SFS Group AG	348	45,433
SGS SA, Registered	2,634	238,408
SIG Group AG	8,557	229,199
Sika AG, Registered	2,985	823,009
Softwareone Holding AG	160	2,410
Sonova Holding AG	1,115	353,022
St Galler Kantonalbank AG, Registered Stadler Rail AG	32	18,084
	2,182	90,903

43

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Straumann Holding AG, Class R	1,669	$250,617
Sulzer AG, Registered	408	34,151
Swatch Group AG (The)	390	133,469
Swatch Group AG (The)	36	2,273
*Swiss Life Holding AG	438	288,768
Swiss Prime Site AG, Registered	2,553	231,908
Swiss Re AG	4,975	501,497
*Swiss Steel Holding AG	2,064	328
Swisscom AG, Registered	805	554,424
Swissquote Group Holding SA, Registered	221	47,252
Temenos AG, Registered	2,178	182,746
TX Group AG	4	466
u-blox Holding AG	86	10,397
UBS Group AG	25,450	515,363
Valiant Holding AG	1,188	138,281
ΩVAT Group AG	671	236,194
*Von Roll Holding AG	484	462
Vontobel Holding AG, Class R	522	35,013
VZ Holding AG	28	2,611
*V-ZUG Holding AG	4	368
*Walliser Kantonalbank, Registered	8	1,007
Ypsomed Holding AG, Registered	48	11,190
Zehnder Group AG, Registered	109	8,928
*Zur Rose Group AG	758	33,163
Zurich Insurance Group AG	1,698	823,770

TOTAL SWITZERLAND		15,515,832

UNITED KINGDOM — (12.7%)
4imprint Group PLC	184	10,430
Admiral Group PLC	3,965	115,171
AJ Bell PLC	8,601	35,264
Antofagasta PLC	3,660	67,187
Ashmore Group PLC	13,847	42,327
Ashtead Group PLC	6,377	366,857
AstraZeneca PLC, Sponsored ADR	17,907	1,311,151
ΩAuto Trader Group PLC	41,480	331,377
Aviva PLC	38,369	203,995
B&M European Value Retail SA	35,136	211,847
*Babcock International Group PLC	18,666	74,466
BAE Systems PLC	18,117	230,900
Balfour Beatty PLC	12,444	59,904
Bank of Georgia Group PLC	610	22,695
Barclays PLC	137,677	276,666
Barratt Developments PLC	27,694	174,043
Beazley PLC	12,017	89,945
Bellway PLC	4,514	136,848
Berkeley Group Holdings PLC	3,599	201,163
Britvic PLC	9,699	111,362
BT Group PLC	160,003	319,459
Bunzl PLC	3,721	147,978
Burberry Group PLC	7,503	244,344
Close Brothers Group PLC	4,697	53,605
Coca-Cola HBC AG	827	25,196
Compass Group PLC	20,008	527,353
Computacenter PLC	3,965	114,423
ΩConvaTec Group PLC	30,073	83,081
Croda International PLC	1,525	133,790
CVS Group PLC	1,647	43,886
DCC PLC	3,172	197,111

44

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Dechra Pharmaceuticals PLC	2,135	$100,094
*ΩDeliveroo PLC	8,373	11,513
Diageo PLC	26,352	1,199,670
Diploma PLC	2,231	75,319
Direct Line Insurance Group PLC	40,443	87,254
Domino’s Pizza Group PLC	3,098	11,456
*Dowlais Group PLC	18,056	30,093
Drax Group PLC	14,823	117,301
DS Smith PLC	31,208	121,637
Dunelm Group PLC	2,989	43,054
Entain PLC	6,466	117,355
Experian PLC	13,276	468,893
*Frasers Group PLC	4,450	42,984
Fresnillo PLC	3,355	29,999
Future PLC	4,453	63,134
Games Workshop Group PLC	915	114,086
Gamma Communications PLC	2,989	43,655
Grafton Group PLC	6,649	72,439
Grainger PLC	36,539	118,764
Greggs PLC	2,196	77,781
GSK PLC	31,354	567,880
Haleon PLC	19,541	86,209
Halma PLC	3,111	90,248
Hargreaves Lansdown PLC	8,773	88,545
Hays PLC	70,272	100,513
Hikma Pharmaceuticals PLC	1,112	25,731
Hiscox, Ltd.	8,601	127,781
Howden Joinery Group PLC	20,557	176,887
#HSBC Holdings PLC, Sponsored ADR	19,987	720,531
IMI PLC	8,052	161,423
Inchcape PLC	8,235	83,684
*Indivior PLC	4,842	92,871
Informa PLC	15,677	142,384
International Distributions Services PLC	23,668	75,323
Intertek Group PLC	1,525	79,661
Investec PLC	8,044	44,820
ITV PLC	134,017	136,070
*IWG PLC	13,603	29,015
J Sainsbury PLC	47,458	164,872
JD Sports Fashion PLC	113,033	228,805
Johnson Matthey PLC	6,178	152,468
*ΩJust Eat Takeaway.com NV	6,771	118,380
Kainos Group PLC	3,599	56,092
Kingfisher PLC	45,453	147,109
Lancashire Holdings, Ltd.	8,906	68,563
Legal & General Group PLC	98,088	288,614
Lloyds Banking Group PLC	726,876	440,359
Man Group PLC	46,604	133,086
*Marks & Spencer Group PLC	60,512	125,000
Melrose Industries PLC	18,056	92,821
Mondi PLC	2,616	41,594
Moneysupermarket.com Group PLC	11,029	37,983
National Grid PLC, Sponsored ADR	5,682	407,115
NatWest Group PLC	6,827	22,482
NatWest Group PLC, ADR	16,604	110,085
Next PLC	2,074	175,699
*Ocado Group PLC	7,076	44,932
OSB Group PLC	15,738	98,272

45

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Oxford Instruments PLC	738	$25,602
Pagegroup PLC	17,512	99,885
Pearson PLC, Sponsored ADR	8,278	91,389
Pennon Group PLC	10,309	111,433
Persimmon PLC	7,648	126,311
Pets at Home Group PLC	11,895	57,650
Phoenix Group Holdings PLC	20,557	152,909
Prudential PLC	24,924	379,525
QinetiQ Group PLC	7,137	33,316
Reckitt Benckiser Group PLC	4,453	359,885
Redrow PLC	8,845	57,532
RELX PLC, Sponsored ADR	35,370	1,171,101
Renishaw PLC	671	30,395
Rentokil Initial PLC, ADR	3,173	125,778
Rightmove PLC	36,661	264,586
Rio Tinto PLC	12,176	772,698
*Rolls-Royce Holdings PLC	90,280	172,649
RS GROUP PLC	11,547	133,726
RWS Holdings PLC	6,466	20,708
Savills PLC	5,612	67,821
Schroders PLC	12,322	75,223
Severn Trent PLC	3,233	119,143
Smith & Nephew PLC	7,991	132,027
Smiths Group PLC	8,784	185,592
Softcat PLC	5,734	96,358
Spectris PLC	2,562	121,046
Spirax-Sarco Engineering PLC	976	136,045
Spirent Communications PLC	11,346	25,669
SSE PLC	2,494	57,600
*SSP Group PLC	10,736	34,788
St James’s Place PLC	5,368	81,403
Standard Chartered PLC	16,409	129,604
Taylor Wimpey PLC	96,685	155,793
Telecom Plus PLC	2,318	52,618
Tesco PLC	128,771	454,966
The Sage Group PLC	22,143	227,829
TP ICAP Group PLC	18,239	38,995
Travis Perkins PLC	6,527	78,592
Unilever PLC, Sponsored ADR	29,889	1,659,736
United Utilities Group PLC	8,662	117,800
Victrex PLC	2,562	53,970
Virgin Money UK PLC	22,387	43,867
Vistry Group PLC	10,736	105,591
Vodafone Group PLC	282,552	340,578
*ΩWatches of Switzerland Group PLC	11,915	124,525
Weir Group PLC (The)	2,745	63,483
WH Smith PLC	3,660	72,408
Whitbread PLC	2,440	99,580
*Wise PLC, Class A	1,708	11,807
#WPP PLC, Sponsored ADR	3,920	227,007

TOTAL UNITED KINGDOM		24,072,754

UNITED STATES — (0.3%)
Ferguson PLC	4,389	618,059

TOTAL UNITED STATES		618,059

TOTAL COMMON STOCKS		185,121,775

46

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG	256	$27,202
*ΩDr Ing hc F Porsche AG	1,525	190,920
Draegerwerk AG & Co. KGaA	38	2,140
Henkel AG & Co. KGaA	2,127	172,076
Porsche Automobil Holding SE	1,438	80,139
Sartorius AG	362	140,516
Sixt SE	537	42,744
Volkswagen AG	2,096	286,193

TOTAL GERMANY		941,930

TOTAL PREFERRED STOCKS		941,930

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*<»Strabag SE	12	—

TOTAL AUSTRIA		—

FRANCE — (0.0%)
*Mersen SA 5/3/2023	683	1,112

TOTAL FRANCE		1,112

SWEDEN — (0.0%)
*Fingerprint Cards AB 9/8/2023	30	2

TOTAL SWEDEN		2

UNITED STATES — (0.0%)
*<»Imara, Inc.	12	4

TOTAL UNITED STATES		4

TOTAL RIGHTS/WARRANTS		1,118

TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $167,256,774)		186,064,823

SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term Investment Fund	293,173	3,390,638

TOTAL INVESTMENTS — (100.0%)
(Cost $170,647,412)		$189,455,461

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

47

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.0%)
BRAZIL — (3.6%)
AES Brasil Energia SA	12,000	$25,617
Aliansce Sonae Shopping Centers sa	12,633	47,068
Allied Tecnologia SA	200	187
Alupar Investimento SA	4,680	25,295
Ambev SA, Sponsored ADR	20,707	57,979
*Anima Holding SA	700	323
Arezzo Industria e Comercio SA	100	1,327
Atacadao SA	15,400	33,091
Auren Energia SA	24,400	76,963
B3 SA - Brasil Bolsa Balcao	80,200	187,241
Banco ABC Brasil SA, Preference	5,100	17,045
Banco Bradesco SA	1,700	4,220
Banco BTG Pactual SA	23,619	110,568
Banco do Brasil SA	13,300	113,943
Banco Santander Brasil SA	9,800	52,635
BB Seguridade Participacoes SA	12,800	87,784
Bemobi Mobile Tech SA	500	1,366
Blau Farmaceutica SA	100	397
Boa Vista Servicos SA	17,900	26,906
BR Properties SA	5	64
*Braskem SA, Sponsored ADR	550	4,323
*C&A MODAS SA	500	278
Caixa Seguridade Participacoes S/A	19,300	36,495
Camil Alimentos SA	2,900	4,173
CCR SA	59,900	162,476
Centrais Eletricas Brasileiras SA	9,100	61,572
Cia Brasileira de Aluminio	3,600	3,799
*Cia Brasileira de Distribuicao	8,400	25,186
*Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,300	21,208
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	1,300	12,025
Cia de Saneamento de Minas Gerais-COPASA	19,400	66,078
Cia de Saneamento do Parana	300	221
Cia de Saneamento do Parana	10,100	38,358
Cia Energetica de Minas Gerais	1,000	4,038
Cia Paranaense de Energia	1,000	1,421
Cielo SA	62,600	68,320
*Cogna Educacao SA	4,300	1,753
*Construtora Tenda SA	400	467
Cosan SA	29,800	89,230
CPFL Energia SA	4,200	27,822
*Cruzeiro do Sul Educacional SA	400	194
Cury Construtora e Incorporadora S/A	3,300	8,166
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,700	63,927
Dexco SA	18,240	21,475
Diagnosticos da America SA	200	338
Dimed SA Distribuidora da Medicamentos	200	415
Direcional Engenharia SA	3,300	10,356
EcoRodovias Infraestrutura e Logistica SA	11,800	14,553
EDP - Energias do Brasil SA	400	1,799
*Embraer SA, Sponsored ADR	8,799	135,944
Empreendimentos Pague Menos S/A	500	294
Energisa SA	10,000	83,552
Equatorial Energia SA	35,900	196,189

1

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Eternit SA	200	$374
Even Construtora e Incorporadora SA	600	606
Ez Tec Empreendimentos e Participacoes SA	8,600	24,977
Fleury SA	17,000	49,340
Fras-Le SA	100	187
Gerdau SA, Sponsored ADR	19,950	99,551
ΩGPS Participacoes e Empreendimentos SA	1,900	4,781
Grendene SA	1,100	1,796
GRUPO DE MODA SOMA SA	7,200	12,089
*Grupo Mateus SA	22,700	25,001
Grupo SBF SA	9,100	13,970
Guararapes Confeccoes SA	500	423
*ΩHapvida Participacoes e Investimentos SA	118,800	65,540
*Hidrovias do Brasil SA	1,000	512
Hypera SA	5,900	43,930
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	100	451
*International Meal Co. Alimentacao SA	400	168
Iochpe Maxion SA	3,700	8,394
Irani Papel e Embalagem SA	7,400	12,839
*IRB-Brasil Resseguros SA	9,447	59,423
Itau Unibanco Holding SA	600	2,649
JHSF Participacoes SA	20,200	15,666
JSL SA	100	144
Kepler Weber SA	8,200	11,818
Klabin SA	51,019	195,088
Lavvi Empreendimentos Imobiliarios, Ltd.	200	216
*Light SA	1,200	772
Localiza Rent a Car SA	10,432	120,963
*ΩLocaweb Servicos de Internet SA	8,000	8,411
LOG Commercial Properties e Participacoes SA	100	328
*Lojas Quero Quero S/A	7,700	6,326
Lojas Renner SA	32,100	101,635
M Dias Branco SA	100	572
*Magazine Luiza SA	46,400	30,978
Mahle-Metal Leve SA	200	1,149
Marcopolo SA	400	223
Mills Estruturas e Servicos de Engenharia SA	6,000	10,974
*Moura Dubeux Engenharia S/A	100	111
Movida Participacoes SA	12,400	21,341
MRV Engenharia e Participacoes SA	12,700	18,278
Multilaser Industrial SA	26,500	10,541
*Natura & Co. Holding SA	45,600	100,810
Neoenergia SA	1,100	3,397
Odontoprev SA	2,000	3,998
*Omega Energia SA	1,100	2,032
Pet Center Comercio e Participacoes SA	13,200	16,280
Porto Seguro SA	8,600	43,199
Portobello SA	1,300	1,567
Positivo Tecnologia SA	4,200	6,288
Qualicorp Consultoria e Corretora de Seguros SA	8,200	6,507
Raia Drogasil SA	29,500	154,964
ΩRede D’Or Sao Luiz SA	4,700	21,486
Romi SA	990	2,964
Rumo SA	6,600	25,989
Santos Brasil Participacoes SA	8,300	14,036
#Sendas Distribuidora SA, ADR	8,020	98,405
*ΩSer Educacional SA	200	129
SIMPAR SA	10,800	16,558

2

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Suzano SA	22,130	$176,054
Tegma Gestao Logistica SA	100	377
#Telefonica Brasil SA, ADR	8,400	68,628
TIM SA	39,500	110,537
TOTVS SA	8,800	45,136
Transmissora Alianca de Energia Eletrica SA	12,500	91,123
Tres Tentos Agroindustrial SA	800	1,735
Tupy SA	400	1,783
Ultrapar Participacoes SA	33,700	97,270
Unipar Carbocloro SA	100	1,254
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	631
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	16,500	40,303
*Via S/A	84,000	30,894
Vibra Energia SA	15,100	39,841
Vivara Participacoes SA	4,100	17,464
Vulcabras Azaleia SA	100	266
WEG SA	23,000	189,044
Wilson Sons Holdings Brasil SA	800	1,599
*YDUQS Participacoes SA	5,600	9,089
*Zamp SA	4,500	3,778

TOTAL BRAZIL		4,464,414

CHILE — (0.5%)
Aguas Andinas SA, Class A	87,880	26,729
Banco de Chile	213,390	22,862
Banco de Chile, Sponsored ADR	2,404	50,965
Banco de Credito e Inversiones SA	835	25,345
Banco Itau Chile SA, Sponsored ADR	400	1,368
#Banco Santander Chile, Sponsored ADR	1,863	35,676
Besalco SA	968	487
CAP SA	1,170	8,242
*Cencosud SA	28,170	57,764
Cencosud Shopping SA	816	1,308
Cia Cervecerias Unidas SA, Sponsored ADR	176	2,828
Clinica Las Condes SA	12	164
Embotelladora Andina SA, Sponsored ADR	104	1,573
Empresa Nacional de Telecomunicaciones SA	4,089	17,116
Empresas CMPC SA	55,286	87,178
Empresas Copec SA	6,046	42,333
Enel Americas SA	159,390	21,855
Enel Chile SA, Sponsored ADR	4,094	11,504
Falabella SA	11,752	25,358
Forus SA	504	914
Grupo Security SA	3,872	826
Hortifrut SA	440	710
Inversiones Aguas Metropolitanas SA	1,648	1,151
Inversiones La Construccion SA	120	763
Itau CorpBanca Chile SA	5,475,363	12,422
Masisa SA	12,296	466
Multiexport Foods SA	1,116	314
*Parque Arauco SA	13,139	18,736
Plaza SA	632	818
Ripley Corp. SA	2,588	527
Salfacorp SA	1,906	779
Sigdo Koppers SA	1,184	1,683
SMU SA	14,452	2,540
Sociedad Matriz SAAM SA	9,984	1,021
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,867	125,985
Socovesa SA	3,168	373

3

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHILE — (Continued)
SONDA SA	2,140	$1,088
Vina Concha y Toro SA	1,132	1,361

TOTAL CHILE		613,132

CHINA — (30.9%)
360 Security Technology, Inc., Class A	8,300	19,146
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	15,800	70,040
Ω3SBio, Inc.	77,500	77,501
Accelink Technologies Co., Ltd., Class A	200	692
ADAMA, Ltd., Class A	400	494
Addsino Co., Ltd., Class A	400	586
*Advanced Technology & Materials Co., Ltd., Class A	100	127
AECC Aero-Engine Control Co., Ltd., Class A	100	344
AECC Aviation Power Co., Ltd., Class A	200	1,264
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	100	140
*Agile Group Holdings, Ltd.	64,000	12,963
*Agora, Inc., ADR	3,378	11,316
Agricultural Bank of China, Ltd., Class H	735,000	283,704
Aier Eye Hospital Group Co., Ltd., Class A	20,000	85,105
*Alibaba Group Holding, Ltd.	173,800	1,816,621
*Alibaba Group Holding, Ltd., Sponsored ADR	1,376	116,533
*Alibaba Health Information Technology, Ltd.	66,000	47,167
*Alibaba Pictures Group, Ltd.	1,320,000	83,237
ΩA-Living Smart City Services Co., Ltd.	51,000	40,736
All Winner Technology Co., Ltd., Class A	1,300	4,967
*Alpha Group, Class A	300	403
Angel Yeast Co., Ltd., Class A	200	1,156
Anhui Anke Biotechnology Group Co., Ltd., Class A	1,400	2,234
Anhui Construction Engineering Group Co., Ltd., Class A	600	545
Anhui Expressway Co., Ltd., Class H	2,000	2,036
Anhui Guangxin Agrochemical Co., Ltd., Class A	300	1,266
Anhui Honglu Steel Construction Group Co., Ltd., Class A	300	1,396
*Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	10,500	12,573
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	800	607
*Anhui Jinhe Industrial Co., Ltd., Class A	200	745
Anhui Kouzi Distillery Co., Ltd., Class A	200	1,736
*Anhui Tatfook Technology Co., Ltd., Class A	200	263
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	167
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	400	412
Anhui Yingjia Distillery Co., Ltd., Class A	100	925
Anhui Zhongding Sealing Parts Co., Ltd., Class A	300	506
Anker Innovations Technology Co., Ltd., Class A	100	1,058
ANTA Sports Products, Ltd.	28,200	347,745
*Anton Oilfield Services Group	12,000	696
Aoshikang Technology Co., Ltd., Class A	100	580
*Aotecar New Energy Technology Co., Ltd., Class A	1,100	410
*Apeloa Pharmaceutical Co., Ltd., Class A	900	2,687
*ΩArchosaur Games, Inc.	1,000	633
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	300	1,057
ΩAsiaInfo Technologies, Ltd.	8,400	15,345
Avary Holding Shenzhen Co., Ltd., Class A	200	754
AviChina Industry & Technology Co., Ltd., Class H	211,000	113,700
AVICOPTER PLC, Class A	500	3,071
ΩBAIC Motor Corp., Ltd., Class H	45,000	12,612
*Baidu, Inc., Class A	26,000	383,215
*Baidu, Inc., Sponsored ADR	162	19,539
Bank of Beijing Co., Ltd., Class A	2,100	1,438
Bank of Changsha Co., Ltd., Class A	1,000	1,183
Bank of Chengdu Co., Ltd., Class A	23,600	46,837

4

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Bank of China, Ltd., Class H	2,075,000	$827,367
Bank of Chongqing Co., Ltd., Class H	3,000	1,701
Bank of Communications Co., Ltd., Class H	214,000	137,943
*Bank of Gansu Co., Ltd., Class H	7,000	803
Bank of Guiyang Co., Ltd., Class A	900	734
Bank of Hangzhou Co., Ltd., Class A	600	1,088
Bank of Jiangsu Co., Ltd., Class A	2,300	2,561
Bank of Nanjing Co., Ltd., Class A	17,400	23,675
Bank of Ningbo Co., Ltd., Class A	4,500	17,797
Bank of Shanghai Co., Ltd., Class A	1,200	1,088
Bank of Suzhou Co., Ltd., Class A	500	543
*Bank of Tianjin Co., Ltd., Class H	1,500	357
*ΩBank of Zhengzhou Co., Ltd., Class H	12,000	1,651
#*Baozun, Inc., Class A	500	741
Beibuwan Port Co., Ltd., Class A	500	619
*BeiGene, Ltd.	7,800	150,040
#*BeiGene, Ltd., Sponsored ADR	30	7,649
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	100	162
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	100	630
Beijing Capital Development Co., Ltd., Class A	10,900	7,038
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	3,300	1,430
*Beijing Capital International Airport Co., Ltd., Class H	16,000	12,433
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	500	1,274
*Beijing Dabeinong Technology Group Co., Ltd., Class A	3,300	3,370
*Beijing E-Hualu Information Technology Co., Ltd., Class A	200	983
*Beijing Energy International Holding Co., Ltd.	32,000	795
Beijing Enlight Media Co., Ltd., Class A	600	886
Beijing Enterprises Urban Resources Group, Ltd.	4,000	250
Beijing Enterprises Water Group, Ltd.	146,000	37,012
Beijing Haixin Energy Technology Co., Ltd., Class A	700	366
*Beijing Hezong Science & Technology Co., Ltd., Class A	600	408
*Beijing Jetsen Technology Co., Ltd., Class A	12,700	12,749
Beijing North Star Co., Ltd., Class H	4,000	459
*Beijing Orient Landscape & Environment Co., Ltd., Class A	1,200	336
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	8,200	13,562
*Beijing Philisense Technology Co., Ltd., Class A	400	215
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd., Class A	100	253
*Beijing Shiji Information Technology Co., Ltd., Class A	400	1,106
Beijing Sinnet Technology Co., Ltd., Class A	4,800	8,535
Beijing SL Pharmaceutical Co., Ltd., Class A	300	412
Beijing Strong Biotechnologies, Inc., Class A	100	338
*Beijing Thunisoft Corp., Ltd., Class A	300	389
Beijing Tiantan Biological Products Corp., Ltd., Class A	400	1,548
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	12,000	24,459
Beijing Ultrapower Software Co., Ltd., Class A	32,900	65,246
Beijing United Information Technology Co., Ltd., Class A	100	868
*Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	100	1,516
*Beijing Watertek Information Technology Co., Ltd., Class A	700	318
Beijing Yanjing Brewery Co., Ltd., Class A	5,600	10,588
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	100	1,023
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	200	343
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	13,100	10,274
*Berry Genomics Co., Ltd., Class A	100	183
Bethel Automotive Safety Systems Co., Ltd., Class A	200	1,850
Better Life Commercial Chain Share Co., Ltd., Class A	300	222
BGI Genomics Co., Ltd.	100	897
Biem.L.Fdlkk Garment Co., Ltd., Class A	3,200	16,658
*Bilibili, Inc., Class Z	4,060	81,304

5

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Binhai Investment Co., Ltd.	2,000	$428
Black Peony Group Co., Ltd., Class A	44,800	43,161
*ΩBlue Moon Group Holdings, Ltd.	25,500	15,138
*Blue Sail Medical Co., Ltd., Class A	300	331
Bluefocus Intelligent Communications Group Co., Ltd., Class A	14,100	26,639
ΩBOC Aviation, Ltd.	15,800	124,791
BOC International China Co., Ltd., Class A	500	775
BOE Technology Group Co., Ltd., Class A	104,500	60,678
BOE Varitronix, Ltd.	25,000	40,701
*Bohai Leasing Co., Ltd., Class A	2,000	636
Bosideng International Holdings, Ltd.	248,000	121,948
Bright Dairy & Food Co., Ltd., Class A	2,400	3,744
Brilliance China Automotive Holdings, Ltd.	172,000	72,088
B-Soft Co., Ltd., Class A	300	373
*Burning Rock Biotech, Ltd., ADR	252	784
BYD Co., Ltd., Class H	5,500	165,352
BYD Electronic International Co., Ltd.	35,000	105,447
By-health Co., Ltd., Class A	5,200	17,936
C&D International Investment Group, Ltd.	43,000	131,741
Caitong Securities Co., Ltd., Class A	400	448
Camel Group Co., Ltd., Class A	300	413
Cangzhou Mingzhu Plastic Co., Ltd., Class A	11,300	7,198
*Canmax Technologies Co., Ltd., Class A	2,800	19,655
Canny Elevator Co., Ltd., Class A	200	246
*Capital Environment Holdings, Ltd.	26,000	464
Castech, Inc., Class A	200	775
CECEP Solar Energy Co., Ltd., Class A	16,300	16,387
CECEP Wind-Power Corp., Class A	23,460	12,944
Central China Securities Co., Ltd., Class H	5,000	790
CETC Cyberspace Security Technology Co., Ltd., Class A	700	3,286
CETC Digital Technology Co., Ltd., Class A	600	2,061
CGN Nuclear Technology Development Co., Ltd., Class A	400	440
ΩCGN Power Co., Ltd., Class H	167,000	44,038
Changchun Faway Automobile Components Co., Ltd., Class A	200	234
Changjiang Securities Co., Ltd., Class A	500	409
*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	300	133
Chaowei Power Holdings, Ltd.	2,000	420
Chaozhou Three-Circle Group Co., Ltd., Class A	2,900	12,671
*ChemPartner PharmaTech Co., Ltd., Class A	100	125
*Cheng De Lolo Co., Ltd., Class A	18,200	23,738
Chengdu CORPRO Technology Co., Ltd., Class A	100	335
Chengdu Galaxy Magnets Co., Ltd., Class A	200	469
Chengdu Hongqi Chain Co., Ltd., Class A	400	361
Chengdu Wintrue Holding Co., Ltd., Class A	400	596
Chengdu Xingrong Environment Co., Ltd., Class A	18,100	13,647
Chengtun Mining Group Co., Ltd., Class A	1,100	833
Chenguang Biotech Group Co., Ltd., Class A	100	266
Chengxin Lithium Group Co., Ltd., Class A	200	917
*Chengzhi Co., Ltd., Class A	21,500	25,558
*Chifeng Jilong Gold Mining Co., Ltd., Class A	300	718
China Aircraft Leasing Group Holdings, Ltd.	1,500	940
*China Automotive Engineering Research Institute Co., Ltd., Class A	400	1,287
China Baoan Group Co., Ltd., Class A	800	1,233
ΩChina Bohai Bank Co., Ltd., Class H	56,500	9,357
China CAMC Engineering Co., Ltd., Class A	300	611
China CITIC Bank Corp., Ltd., Class H	335,000	180,945
China Communications Services Corp., Ltd., Class H	82,000	44,813
*China Conch Environment Protection Holdings, Ltd.	54,000	16,785

6

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Conch Venture Holdings, Ltd.	85,500	$135,930
China Construction Bank Corp., Class H	983,000	657,429
China CSSC Holdings, Ltd., Class A	300	1,123
China Datang Corp. Renewable Power Co., Ltd., Class H	99,000	38,339
*China Design Group Co., Ltd., Class A	2,700	3,717
ΩChina East Education Holdings, Ltd.	16,000	7,990
China Electronics Huada Technology Co., Ltd.	4,000	581
China Electronics Optics Valley Union Holding Co., Ltd.	12,000	543
China Energy Engineering Corp., Ltd., Class H	4,000	601
China Everbright Bank Co., Ltd., Class H	13,000	4,157
ΩChina Everbright Greentech, Ltd.	1,000	192
ΩChina Feihe, Ltd.	135,000	90,804
China Foods, Ltd.	34,000	12,474
China Galaxy Securities Co., Ltd., Class H	123,000	66,593
China Gas Holdings, Ltd.	135,000	173,009
China Glass Holdings, Ltd.	2,000	257
China Gold International Resources Corp., Ltd.	26,300	134,014
China Great Wall Securities Co., Ltd., Class A	400	504
China Greatwall Technology Group Co., Ltd., Class A	400	670
*China Green Agriculture, Inc.	100	341
China Green Electricity Investment of Tianjin Co., Ltd., Class A	400	674
#China Harmony Auto Holding, Ltd.	4,500	504
China Harzone Industry Corp., Ltd., Class A	100	114
*China High Speed Railway Technology Co., Ltd., Class A	1,000	342
*China High Speed Transmission Equipment Group Co., Ltd.	56,000	20,403
ΩChina International Capital Corp., Ltd., Class H	51,600	107,934
China International Marine Containers Group Co., Ltd., Class H	17,100	11,023
China Isotope & Radiation Corp.	400	860
China Jinmao Holdings Group, Ltd.	558,000	103,782
China Jushi Co., Ltd., Class A	40,500	85,291
China Lesso Group Holdings, Ltd.	34,000	29,279
China Life Insurance Co., Ltd., Class H	41,000	78,449
China Lilang, Ltd.	2,000	1,085
*ΩChina Literature, Ltd.	10,400	47,695
China Medical System Holdings, Ltd.	112,000	185,480
China Meheco Co., Ltd., Class A	9,600	19,732
China Mengniu Dairy Co., Ltd.	53,000	213,015
China Merchants Bank Co., Ltd., Class H	69,000	330,941
China Merchants Land, Ltd.	8,000	494
China Merchants Port Holdings Co., Ltd.	82,000	121,382
China Merchants Property Operation & Service Co., Ltd., Class A	1,400	3,140
ΩChina Merchants Securities Co., Ltd., Class H	1,400	1,418
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	9,900	19,533
China Minsheng Banking Corp., Ltd., Class H	248,500	91,171
China National Accord Medicines Corp., Ltd., Class A	100	939
China National Chemical Engineering Co., Ltd., Class A	15,000	22,944
China National Nuclear Power Co., Ltd., Class A	40,300	40,165
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	600	457
*China Nonferrous Mining Corp., Ltd.	75,000	38,217
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	7,000	25,439
China Oilfield Services, Ltd., Class H	82,000	96,103
China Overseas Grand Oceans Group, Ltd.	78,000	45,012
China Overseas Land & Investment, Ltd.	110,000	278,016
China Pacific Insurance Group Co., Ltd., Class H	102,800	305,785
China Publishing & Media Co., Ltd., Class A	500	719
China Railway Group, Ltd., Class H	201,000	154,145
ΩChina Railway Signal & Communication Corp., Ltd., Class H	46,000	21,565
China Railway Tielong Container Logistics Co., Ltd., Class A	100	90

7

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*China Rare Earth Resources And Technology Co., Ltd., Class A	200	$977
»ΩChina Renaissance Holdings, Ltd.	1,000	926
China Resources Beer Holdings Co., Ltd.	54,000	415,152
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	100	548
China Resources Gas Group, Ltd.	71,900	226,694
China Resources Land, Ltd.	88,000	408,056
ΩChina Resources Pharmaceutical Group, Ltd.	122,000	120,914
China Risun Group, Ltd.	3,000	1,403
*China Ruyi Holdings, Ltd.	404,000	97,785
China Shuifa Singyes Energy Holdings, Ltd.	4,000	357
*China South City Holdings, Ltd.	20,000	1,299
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	700	690
China State Construction Engineering Corp., Ltd., Class A	73,000	69,275
China State Construction International Holdings, Ltd.	96,000	118,993
China Sunshine Paper Holdings Co., Ltd.	2,000	696
China Suntien Green Energy Corp., Ltd., Class H	74,000	32,334
China Taiping Insurance Holdings Co., Ltd.	121,800	139,335
China Testing & Certification International Group Co., Ltd., Class A	3,400	5,805
China Tianying, Inc., Class A	800	535
China Tourism Group Duty Free Corp., Ltd., Class A	3,400	79,057
ΩChina Tower Corp., Ltd., Class H	1,790,000	228,028
China Traditional Chinese Medicine Holdings Co., Ltd.	96,000	52,342
*China TransInfo Technology Co., Ltd., Class A	15,800	33,183
China Tungsten And Hightech Materials Co., Ltd., Class A	300	576
China Vanke Co., Ltd., Class H	71,300	110,993
China West Construction Group Co., Ltd., Class A	500	653
China Yangtze Power Co., Ltd., Class A	29,200	92,283
China Yongda Automobiles Services Holdings, Ltd.	115,500	77,393
China Zhenhua Group Science & Technology Co., Ltd., Class A	100	1,298
*China Zheshang Bank Co., Ltd., Class H	26,000	9,307
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	300	396
Chinasoft International, Ltd.	142,000	94,246
*Chindata Group Holdings, Ltd., ADR	4,978	31,411
Chongqing Changan Automobile Co., Ltd., Class A	8,500	14,622
Chongqing Department Store Co., Ltd., Class A	1,000	4,271
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	2,800	7,171
Chongqing Fuling Zhacai Group Co., Ltd., Class A	3,600	13,410
Chongqing Machinery & Electric Co., Ltd., Class H	4,000	326
Chongqing Rural Commercial Bank Co., Ltd., Class H	85,000	32,809
*Chongqing Zaisheng Technology Corp., Ltd., Class A	100	65
Chongqing Zhifei Biological Products Co., Ltd., Class A	1,400	16,452
Chongqing Zongshen Power Machinery Co., Ltd., Class A	200	187
*Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	200	220
Chow Tai Seng Jewellery Co., Ltd., Class A	400	978
»CIFI Ever Sunshine Services Group, Ltd.	54,000	20,981
CIMC Enric Holdings, Ltd.	36,000	33,065
ΩCIMC Vehicles Group Co., Ltd., Class H	500	518
CITIC Securities Co., Ltd., Class H	51,000	106,939
*Citychamp Watch & Jewellery Group, Ltd.	6,000	902
#*CMGE Technology Group, Ltd.	46,000	14,826
CMOC Group, Ltd., Class H	384,000	234,316
CMST Development Co., Ltd., Class A	700	612
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	1,100	1,003
CNOOC Energy Technology & Services, Ltd., Class A	12,100	6,449
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	300	607
COFCO Biotechnology Co., Ltd., Class A	31,700	36,127
Comba Telecom Systems Holdings, Ltd.	64,000	12,474
Concord New Energy Group, Ltd.	220,000	19,618

8

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Contemporary Amperex Technology Co., Ltd., Class A	6,660	$222,072
*Continental Aerospace Technologies Holding, Ltd.	30,000	344
COSCO SHIPPING Holdings Co., Ltd., Class H	80,000	92,536
*Cosmopolitan International Holdings, Ltd.	4,000	744
Country Garden Holdings Co., Ltd.	806,000	206,380
Country Garden Services Holdings Co., Ltd.	32,000	49,896
CPMC Holdings, Ltd.	4,000	2,283
*CPT Technology Group Co., Ltd., Class A	900	253
CQ Pharmaceutical Holding Co., Ltd., Class A	19,000	21,516
*Crazy Sports Group, Ltd.	26,000	623
CRRC Corp., Ltd., Class H	68,000	43,919
ΩCSC Financial Co., Ltd., Class H	43,500	44,166
CSG Holding Co., Ltd., Class A	7,900	7,497
*CSG Smart Science&Technology Co., Ltd., Class A	100	101
CTS International Logistics Corp., Ltd., Class A	18,700	26,956
Daan Gene Co., Ltd., Class A	800	1,800
ΩDali Foods Group Co., Ltd.	44,000	18,273
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	500	365
Dare Power Dekor Home Co., Ltd., Class A	200	241
DaShenLin Pharmaceutical Group Co., Ltd., Class A	7,100	35,299
Dazzle Fashion Co., Ltd., Class A	100	229
DBG Technology Co., Ltd., Class A	200	296
DeHua TB New Decoration Materials Co., Ltd., Class A	21,300	33,412
*Deppon Logistics Co., Ltd., Class A	200	485
Dexin China Holdings Co., Ltd.	2,000	143
DHC Software Co., Ltd., Class A	23,500	26,408
Dian Diagnostics Group Co., Ltd., Class A	9,300	36,377
#Differ Group Auto, Ltd.	170,000	2,880
Digital China Group Co., Ltd., Class A	200	770
Digital China Information Service Co., Ltd., Class A	300	584
Do-Fluoride New Materials Co., Ltd., Class A	11,900	34,944
Dong-E-E-Jiao Co., Ltd., Class A	100	743
Dongfang Electric Corp., Ltd., Class H	9,800	13,833
Dongfang Electronics Co., Ltd., Class A	1,000	1,298
Dongguan Development Holdings Co., Ltd., Class A	400	577
Dongxing Securities Co., Ltd., Class A	900	1,083
Dongyue Group, Ltd.	18,000	18,230
Dynagreen Environmental Protection Group Co., Ltd., Class H	2,000	718
*ΩEast Buy Holding, Ltd.	4,500	15,564
East Group Co., Ltd., Class A	500	633
East Money Information Co., Ltd., Class A	8,880	20,638
Edan Instruments, Inc., Class A	200	451
Edifier Technology Co., Ltd., Class A	100	289
EEKA Fashion Holdings, Ltd.	27,000	37,972
Electric Connector Technology Co., Ltd., Class A	100	446
ENN Energy Holdings, Ltd.	30,000	408,922
Eoptolink Technology Inc., Ltd., Class A	100	996
Era Co., Ltd., Class A	800	600
Essex Bio-technology, Ltd.	1,000	465
Eternal Asia Supply Chain Management, Ltd., Class A	1,100	871
#EVA Precision Industrial Holdings, Ltd.	160,000	17,733
Eve Energy Co., Ltd., Class A	600	5,681
ΩEverbright Securities Co., Ltd., Class H	400	296
*Fangda Carbon New Material Co., Ltd., Class A	800	745
Fangda Special Steel Technology Co., Ltd., Class A	35,400	27,305
Fanhua, Inc., ADR	1,727	14,248
*FAW Jiefang Group Co., Ltd., Class A	200	235
FAWER Automotive Parts Co., Ltd., Class A	600	404

9

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Feitian Technologies Co., Ltd., Class A	100	$166
Fibocom Wireless, Inc., Class A	200	725
*FIH Mobile, Ltd.	12,000	1,254
Financial Street Holdings Co., Ltd., Class A	800	582
First Capital Securities Co., Ltd., Class A	700	599
Focus Media Information Technology Co., Ltd., Class A	18,300	17,023
*Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,700	58,126
Founder Securities Co., Ltd., Class A	800	809
Foxconn Industrial Internet Co., Ltd., Class A	18,800	43,774
Fu Shou Yuan International Group, Ltd.	43,000	34,839
Fujian Boss Software Development Co., Ltd., Class A	100	283
Fujian Funeng Co., Ltd., Class A	3,600	6,110
Fujian Star-net Communication Co., Ltd., Class A	200	613
Fulongma Group Co., Ltd., Class A	100	143
ΩFuyao Glass Industry Group Co., Ltd., Class H	16,400	66,437
ΩGanfeng Lithium Group Co., Ltd., Class H	7,400	48,501
Gansu Shangfeng Cement Co., Ltd., Class A	500	812
Gaona Aero Material Co., Ltd., Class A	100	550
GCL Energy Technology Co., Ltd.	4,700	9,660
*GCL New Energy Holdings, Ltd.	38,000	2,517
*GCL System Integration Technology Co., Ltd., Class A	400	177
*GDS Holdings, Ltd., Class A	56,400	108,491
Geely Automobile Holdings, Ltd.	208,000	255,698
GEM Co., Ltd., Class A	17,800	18,074
Gemdale Corp., Class A	5,300	6,247
Gemdale Properties & Investment Corp., Ltd.	22,000	1,457
*Genimous Technology Co., Ltd., Class A	9,400	8,907
Getein Biotech, Inc., Class A	100	206
GF Securities Co., Ltd., Class H	2,200	3,150
Giant Network Group Co., Ltd., Class A	11,100	25,396
GigaDevice Semiconductor, Inc., Class A	2,000	31,335
Glarun Technology Co., Ltd., Class A	5,900	13,737
GoerTek, Inc., Class A	5,300	13,581
Goldenmax International Group, Ltd., Class A	200	245
#*»GOME Retail Holdings, Ltd.	2,838,000	37,961
*Goodbaby International Holdings, Ltd.	2,000	140
Gotion High-tech Co., Ltd., Class A	3,200	12,711
Grand Pharmaceutical Group, Ltd.	75,000	48,727
Grandblue Environment Co., Ltd., Class A	300	871
*Grandjoy Holdings Group Co., Ltd., Class A	3,400	1,797
Great Wall Motor Co., Ltd., Class H	20,000	24,051
*Greattown Holdings, Ltd., Class A	900	404
*Greatview Aseptic Packaging Co., Ltd.	4,000	892
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,000	22,729
Gree Real Estate Co., Ltd., Class A	1,100	1,282
Greentown China Holdings, Ltd.	42,500	50,892
ΩGreentown Management Holdings Co., Ltd.	52,000	49,550
Greentown Service Group Co., Ltd.	82,000	50,245
GRG Banking Equipment Co., Ltd., Class A	12,891	22,027
GRG Metrology & Test Group Co., Ltd., Class A	200	655
Grinm Advanced Materials Co., Ltd., Class A	300	595
Guangdong Advertising Group Co., Ltd., Class A	900	758
Guangdong Aofei Data Technology Co., Ltd., Class A	800	1,498
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	5,900	5,752
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	500	369
Guangdong Dongpeng Holdings Co., Ltd.	100	120
*Guangdong Dowstone Technology Co., Ltd., Class A	13,600	25,753
Guangdong Haid Group Co., Ltd., Class A	200	1,586

10

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Guangdong HEC Technology Holding Co., Ltd., Class A	4,200	$4,714
Guangdong Hongda Holdings Group Co., Ltd., Class A	200	863
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	500	241
*Guangdong Hybribio Biotech Co., Ltd., Class A	100	212
Guangdong Investment, Ltd.	86,000	82,167
Guangdong Kinlong Hardware Products Co., Ltd., Class A	100	1,009
Guangdong Provincial Expressway Development Co., Ltd., Class A	15,500	17,373
Guangdong South New Media Co., Ltd., Class A	400	2,840
Guangdong Tapai Group Co., Ltd., Class A	200	234
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	400	943
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	321
*Guangshen Railway Co., Ltd., Class H	4,000	932
Guangxi Guiguan Electric Power Co., Ltd., Class A	100	80
Guangxi Liugong Machinery Co., Ltd., Class A	800	880
Guangzhou Automobile Group Co., Ltd., Class H	36,000	22,334
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	8,000	26,242
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	200	1,507
Guangzhou Haige Communications Group, Inc. Co., Class A	3,200	4,553
Guangzhou Hi-Target Navigation Tech Co., Ltd., Class A	300	284
Guangzhou KDT Machinery Co., Ltd., Class A	100	240
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	700	8,271
Guangzhou Restaurant Group Co., Ltd., Class A	200	887
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	100	953
Guangzhou Tinci Materials Technology Co., Ltd., Class A	600	3,699
Guangzhou Wondfo Biotech Co., Ltd., Class A	800	3,478
Guangzhou Zhujiang Brewery Co., Ltd., Class A	100	135
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	200	234
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	600	422
*Guocheng Mining Co., Ltd.	2,700	7,032
Guolian Securities Co., Ltd., Class H	500	246
Guomai Technologies, Inc., Class A	300	337
Guosen Securities Co., Ltd., Class A	600	816
ΩGuotai Junan Securities Co., Ltd., Class H	400	515
*H World Group, Ltd.	19,500	89,428
Haier Smart Home Co., Ltd., Class H	64,400	208,790
*Hainan Development Holdings Nanhai Co., Ltd., Class A	200	328
*Hainan Meilan International Airport Co., Ltd.	6,000	12,382
Hainan Poly Pharm Co., Ltd.	100	305
Haitian International Holdings, Ltd.	26,000	67,237
Haitong Securities Co., Ltd., Class H	197,200	130,631
*Hand Enterprise Solutions Co., Ltd., Class A	200	311
*Hang Zhou Great Star Industrial Co., Ltd., Class A	3,800	10,407
Hangcha Group Co., Ltd., Class A	1,700	5,238
Hangjin Technology Co., Ltd., Class A	500	2,916
Hangxiao Steel Structure Co., Ltd., Class A	500	321
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	14,700	19,577
*Hangzhou Lion Electronics Co., Ltd., Class A	100	666
*Hangzhou Onechance Tech Corp., Class A	100	434
*Hangzhou Oxygen Plant Group Co., Ltd., Class A	200	1,161
Hangzhou Robam Appliances Co., Ltd., Class A	200	753
Hangzhou Silan Microelectronics Co., Ltd., Class A	4,700	22,335
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	8,400	69,662
*Han’s Laser Technology Industry Group Co., Ltd., Class A	12,400	46,783
ΩHansoh Pharmaceutical Group Co., Ltd.	20,000	36,383
Haohua Chemical Science & Technology Co., Ltd., Class A	100	562
*ΩHarbin Bank Co., Ltd., Class H	9,000	310
Harbin Boshi Automation Co., Ltd., Class A	5,900	14,147
*Harbin Electric Co., Ltd., Class H	2,000	889

11

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
HBIS Resources Co., Ltd., Class A	300	$602
Health & Happiness H&H International Holdings, Ltd.	13,000	22,191
*Healthcare Co., Ltd., Class A	100	147
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	1,600	7,449
Hefei Meiya Optoelectronic Technology, Inc., Class A	8,100	31,765
Hefei Urban Construction Development Co., Ltd., Class A	400	382
Henan Lingrui Pharmaceutical Co., Class A	1,200	2,896
Henan Thinker Automatic Equipment Co., Ltd., Class A	100	273
*Henan Yicheng New Energy Co., Ltd., Class A	700	540
Henan Yuguang Gold & Lead Co., Ltd., Class A	300	276
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	4,900	13,447
Hengli Petrochemical Co., Ltd., Class A	9,200	20,996
Hengtong Optic-electric Co., Ltd., Class A	200	421
Hengyi Petrochemical Co., Ltd., Class A	6,500	7,201
Hesteel Co., Ltd., Class A	1,500	500
Hisense Home Appliances Group Co., Ltd., Class H	2,000	4,612
Homeland Interactive Technology, Ltd.	2,000	425
*Hongda Xingye Co., Ltd., Class A	400	148
*Honghua Group, Ltd.	19,000	489
*Hongli Zhihui Group Co., Ltd., Class A	100	102
*ΩHope Education Group Co., Ltd.	60,000	4,586
Hopson Development Holdings, Ltd.	3,410	3,023
Hoyuan Green Energy Co., Ltd., Class A	100	1,285
*Hua Yin International Holdings, Ltd.	10,000	567
Huadong Medicine Co., Ltd., Class A	700	4,191
Huafon Chemical Co., Ltd., Class A	37,500	38,999
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	700	394
Huafu Fashion Co., Ltd., Class A	700	311
Huagong Tech Co., Ltd., Class A	200	963
Hualan Biological Engineering, Inc., Class A	5,000	16,813
Huapont Life Sciences Co., Ltd., Class A	900	686
ΩHuatai Securities Co., Ltd., Class H	30,000	38,676
Huaxi Securities Co., Ltd., Class A	700	894
Huaxia Bank Co., Ltd., Class A	1,200	998
Huayu Automotive Systems Co., Ltd., Class A	4,500	10,647
Hubei Biocause Pharmaceutical Co., Ltd., Class A	2,100	1,043
Hubei Dinglong Co., Ltd., Class A	1,000	3,831
Hubei Feilihua Quartz Glass Co., Ltd., Class A	1,200	8,278
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	2,300	10,481
Hubei Xingfa Chemicals Group Co., Ltd., Class A	1,300	4,638
Huizhou Desay Sv Automotive Co., Ltd., Class A	100	1,493
Humanwell Healthcare Group Co., Ltd., Class A	200	779
Hunan Aihua Group Co., Ltd., Class A	100	320
*Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	600	295
Hunan Gold Corp., Ltd., Class A	200	433
Hunan Valin Steel Co., Ltd., Class A	1,300	991
Hundsun Technologies, Inc., Class A	1,900	13,557
*ΩHygeia Healthcare Holdings Co., Ltd.	9,600	70,319
*Hytera Communications Corp., Ltd., Class A	600	519
*HyUnion Holding Co., Ltd., Class A	300	320
*IAT Automobile Technology Co., Ltd., Class A	100	174
*ΩiDreamSky Technology Holdings, Ltd.	32,000	14,512
Iflytek Co., Ltd., Class A	400	3,501
IKD Co., Ltd., Class A	200	553
*I-Mab, ADR	2,420	7,454
ΩIMAX China Holding, Inc.	400	387
*Imeik Technology Development Co., Ltd., Class A	300	23,571
Industrial & Commercial Bank of China, Ltd., Class H	1,487,000	799,391

12

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Industrial Bank Co., Ltd., Class A	2,100	$5,223
Industrial Securities Co., Ltd., Class A	8,200	7,959
Infore Environment Technology Group Co., Ltd., Class A	800	612
*ΩIngdan, Inc.	3,000	600
Ingenic Semiconductor Co., Ltd., Class A	100	1,277
*Inmyshow Digital Technology Group Co., Ltd., Class A	400	448
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,000	526
*Inner Mongolia Xingye Mining Co., Ltd., Class A	500	630
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	9,900	42,270
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	1,300	1,380
*ΩInnovent Biologics, Inc.	18,000	85,874
*Innuovo Technology Co., Ltd., Class A	100	93
*Inspur Digital Enterprise Technology, Ltd.	66,000	32,202
Inspur Electronic Information Industry Co., Ltd., Class A	3,300	19,590
*Intron Technology Holdings, Ltd.	37,000	24,793
*iQIYI, Inc., Sponsored ADR	18,765	114,466
IReader Technology Co., Ltd., Class A	100	360
*IRICO Group New Energy Co., Ltd., Class H	200	215
IVD Medical Holding, Ltd.	2,000	352
JA Solar Technology Co., Ltd., Class A	280	1,633
*Jade Bird Fire Co., Ltd., Class A	800	2,908
Jafron Biomedical Co., Ltd., Class A	5,400	22,463
Jason Furniture Hangzhou Co., Ltd., Class A	2,700	14,457
JCET Group Co., Ltd., Class A	7,700	30,641
*ΩJD Health International, Inc.	4,550	32,604
JD.com, Inc., Class A	18,800	325,472
*Jiajiayue Group Co., Ltd., Class A	200	426
Jiangling Motors Corp., Ltd., Class A	200	396
*Jiangnan Group, Ltd.	10,000	497
*Jiangsu Azure Corp., Class A	300	482
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	600	677
Jiangsu Eastern Shenghong Co., Ltd., Class A	400	732
Jiangsu Expressway Co., Ltd., Class H	76,000	76,969
Jiangsu Guomao Reducer Co., Ltd., Class A	100	281
Jiangsu Guotai International Group Co., Ltd., Class A	15,100	17,841
*Jiangsu Guoxin Corp., Ltd., Class A	1,700	1,574
Jiangsu Hengli Hydraulic Co., Ltd., Class A	100	889
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	4,400	30,919
Jiangsu Huahong Technology Stock Co., Ltd., Class A	200	372
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	300	177
*Jiangsu Jiejie Microelectronics Co., Ltd., Class A	1,700	4,909
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	12,093
*Jiangsu Leike Defense Technology Co., Ltd., Class A	500	354
Jiangsu Linyang Energy Co., Ltd., Class A	500	567
Jiangsu Nata Opto-electronic Material Co., Ltd., Class A	2,400	12,303
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	300	1,232
Jiangsu Provincial Agricultural Reclamation and Development Corp.	400	693
Jiangsu Shagang Co., Ltd., Class A	100	57
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	400	573
*Jiangsu Sopo Chemical Co., Class A	200	201
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	500	10,811
Jiangsu Yangnong Chemical Co., Ltd., Class A	1,700	22,613
Jiangsu Yoke Technology Co., Ltd., Class A	300	2,932
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	900	4,103
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	23,300	15,515
Jiangsu Zhongtian Technology Co., Ltd., Class A	1,700	3,583
Jiangxi Bank Co., Ltd., Class H	4,500	568
Jiangxi Wannianqing Cement Co., Ltd., Class A	100	127

13

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	100	$417
Jiangzhong Pharmaceutical Co., Ltd., Class A	200	675
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	400	298
Jinchuan Group International Resources Co., Ltd.	41,000	2,925
Jinhui Liquor Co., Ltd., Class A	100	370
*Jinlei Technology Co., Ltd., Class A	100	575
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	5,900	2,642
Jiuzhitang Co., Ltd., Class A	200	379
JNBY Design, Ltd.	1,000	1,099
Joinn Laboratories China Co., Ltd., Class A	400	2,859
Jointown Pharmaceutical Group Co., Ltd., Class A	5,100	12,206
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,900	20,702
*Joy City Property, Ltd.	12,000	497
*Joy Spreader Group, Inc.	90,000	10,433
Joyoung Co., Ltd., Class A	200	470
ΩJS Global Lifestyle Co., Ltd.	50,500	44,582
JSTI Group, Class A	5,000	4,716
Jushri Technologies, Inc., Class A	100	181
*ΩJW Cayman Therapeutics Co., Ltd.	1,000	420
*Kaiser China Cultural Co., Ltd., Class A	300	282
*Kaishan Group Co., Ltd., Class A	200	481
*Kangji Medical Holdings, Ltd.	42,000	52,808
*Kanzhun, Ltd., ADR	1,205	22,280
*Keeson Technology Corp., Ltd., Class A	200	322
Kehua Data Co., Ltd., Class A	2,800	16,986
*Keshun Waterproof Technologies Co., Ltd., Class A	100	156
KingClean Electric Co., Ltd., Class A	400	1,565
*Kingdee International Software Group Co., Ltd.	19,000	29,045
Kingfa Sci & Tech Co., Ltd., Class A	16,400	21,106
*Kingsoft Cloud Holdings, Ltd.	8,000	3,057
#*Kingsoft Cloud Holdings, Ltd., ADR	544	3,117
Kingsoft Corp., Ltd.	51,000	223,168
*Ko Yo Chemical Group, Ltd.	28,000	549
Konka Group Co., Ltd., Class A	400	274
KPC Pharmaceuticals, Inc., Class A	200	610
Kuang-Chi Technologies Co., Ltd., Class A	100	254
Kunlun Tech Co., Ltd., Class A	2,600	24,471
Kunming Yunnei Power Co., Ltd., Class A	900	312
*Kunshan Kersen Science & Technology Co., Ltd., Class A	200	189
Kweichow Moutai Co., Ltd., Class A	1,000	254,291
*KWG Group Holdings, Ltd.	206,000	27,030
*Lakala Payment Co., Ltd., Class A	9,300	22,769
Lao Feng Xiang Co., Ltd., Class A	300	2,917
Laobaixing Pharmacy Chain JSC, Class A	400	2,014
Lee & Man Paper Manufacturing, Ltd.	55,000	23,331
Lee’s Pharmaceutical Holdings, Ltd.	2,000	382
ΩLegend Holdings Corp., Class H	15,400	16,087
Lenovo Group, Ltd.	510,000	521,051
Lens Technology Co., Ltd., Class A	6,900	11,621
*Leo Group Co., Ltd., Class A	2,200	715
Lepu Medical Technology Beijing Co., Ltd., Class A	7,800	26,949
*LexinFintech Holdings, Ltd., Sponsored ADR	202	483
Leyard Optoelectronic Co., Ltd., Class A	700	640
*Li Auto, Inc., Class A	11,800	137,468
Li Ning Co., Ltd.	83,500	594,081
Lianhe Chemical Technology Co., Ltd., Class A	13,600	23,612
Liao Ning Oxiranchem, Inc., Class A	300	349
Lier Chemical Co., Ltd., Class A	1,300	2,740

14

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Lifetech Scientific Corp.	112,000	$39,093
*Lingyi iTech Guangdong Co., Class A	800	685
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	100	334
#LK Technology Holdings, Ltd.	17,500	17,745
ΩLongfor Group Holdings, Ltd.	96,000	261,099
Longhua Technology Group Luoyang Co., Ltd., Class A	200	230
Longshine Technology Group Co., Ltd., Class A	1,600	5,540
Lonking Holdings, Ltd.	79,000	13,989
Luenmei Quantum Co., Ltd., Class A	14,100	12,484
Luolai Lifestyle Technology Co., Ltd., Class A	200	368
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	100	589
Lushang Health Industry Development Co., Ltd., Class A	200	317
Luxi Chemical Group Co., Ltd., Class A	11,200	19,397
Luxshare Precision Industry Co., Ltd., Class A	11,000	41,469
*ΩLuye Pharma Group, Ltd.	82,000	40,217
Luzhou Laojiao Co., Ltd., Class A	3,600	117,642
Maanshan Iron & Steel Co., Ltd., Class H	2,000	425
Maccura Biotechnology Co., Ltd., Class A	200	475
Mango Excellent Media Co., Ltd., Class A	2,000	10,365
*ΩMaoyan Entertainment	29,800	32,951
Maxscend Microelectronics Co., Ltd., Class A	100	1,466
Mayinglong Pharmaceutical Group Co., Ltd., Class A	100	378
*Meilleure Health International Industry Group, Ltd.	6,000	206
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	5,000	5,063
#*ΩMeitu, Inc.	70,000	19,440
*ΩMeituan, Class B	31,510	533,871
Metallurgical Corp. of China, Ltd., Class H	58,000	17,659
M-Grass Ecology And Environment Group Co., Ltd., Class A	600	301
ΩMidea Real Estate Holding, Ltd.	18,400	21,916
Ming Yang Smart Energy Group, Ltd., Class A	7,700	22,978
Ming Yuan Cloud Group Holdings, Ltd.	42,000	21,669
Minmetals Land, Ltd.	8,000	484
MLS Co., Ltd., Class A	9,700	12,456
*MMG, Ltd.	240,000	87,441
*ΩMobvista, Inc.	21,000	10,433
*Montnets Cloud Technology Group Co., Ltd., Class A	200	433
NanJi E-Commerce Co., Ltd., Class A	600	381
Nanjing Hanrui Cobalt Co., Ltd., Class A	2,700	12,932
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	4,700	9,844
*Nanjing Securities Co., Ltd., Class A	900	1,115
*Nantong Jianghai Capacitor Co., Ltd., Class A	100	290
NARI Technology Co., Ltd., Class A	8,700	32,823
NAURA Technology Group Co., Ltd., Class A	500	24,159
NavInfo Co., Ltd., Class A	13,400	22,916
NetDragon Websoft Holdings, Ltd.	20,500	40,008
NetEase, Inc.	47,100	831,611
New China Life Insurance Co., Ltd., Class H	100,200	285,925
*Newborn Town, Inc.	2,000	431
Newland Digital Technology Co., Ltd., Class A	300	693
Nexteer Automotive Group, Ltd.	73,000	40,732
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	200	159
Ningbo Huaxiang Electronic Co., Ltd., Class A	100	189
*Ningbo Joyson Electronic Corp., Class A	300	667
Ningbo Orient Wires & Cables Co., Ltd., Class A	100	677
Ningbo Sanxing Medical Electric Co., Ltd., Class A	300	598
Ningbo Tuopu Group Co., Ltd., Class A	2,000	14,617
Ningbo Xusheng Group Co., Ltd., Class A	140	469
Ningbo Zhoushan Port Co., Ltd., Class A	1,800	985

15

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Ningxia Baofeng Energy Group Co., Ltd., Class A	10,400	$19,799
*NIO, Inc., Class A	18,720	148,093
*Niu Technologies, ADR	702	2,611
*Noah Holdings, Ltd., Sponsored ADR	2,201	34,908
North Huajin Chemical Industries Co., Ltd., Class A	600	606
North Industries Group Red Arrow Co., Ltd., Class A	3,300	8,666
Northeast Securities Co., Ltd., Class A	800	880
NSFOCUS Technologies Group Co., Ltd., Class A	200	367
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	500	645
*Oceanwide Holdings Co., Ltd., Class A	1,700	211
*Offcn Education Technology Co., Ltd., Class A	400	284
Offshore Oil Engineering Co., Ltd., Class A	17,500	17,012
*OFILM Group Co., Ltd., Class A	600	413
Olympic Circuit Technology Co., Ltd.	200	509
Oppein Home Group, Inc., Class A	100	1,663
Opple Lighting Co., Ltd., Class A	900	2,708
ORG Technology Co., Ltd., Class A	900	621
*Orient Group, Inc., Class A	66,500	22,476
Orient Overseas International, Ltd.	3,500	70,803
ΩOrient Securities Co., Ltd., Class H	4,400	2,618
*Oriental Energy Co., Ltd., Class A	1,700	2,173
*Ourpalm Co., Ltd., Class A	1,500	1,335
Ovctek China, Inc., Class A	200	935
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	5,600	19,008
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,000	607
PCI Technology Group Co., Ltd., Class A	9,000	9,126
*PDD Holdings, Inc., Sponsored ADR	5,419	369,305
*ΩPeijia Medical, Ltd.	5,000	6,306
People.cn Co., Ltd., Class A	400	1,189
People’s Insurance Co. Group of China, Ltd. (The), Class H	36,000	14,125
Perfect World Co., Ltd., Class A	6,600	20,897
ΩPharmaron Beijing Co., Ltd., Class H	8,900	38,378
PICC Property & Casualty Co., Ltd., Class H	324,000	390,869
Ping An Bank Co., Ltd., Class A	2,000	3,625
*ΩPing An Healthcare and Technology Co., Ltd.	18,500	46,003
Ping An Insurance Group Co. of China, Ltd., Class H	155,500	1,123,180
Poly Developments and Holdings Group Co., Ltd., Class A	8,900	17,882
Poly Property Group Co., Ltd.	80,000	20,790
ΩPostal Savings Bank of China Co., Ltd., Class H	55,000	35,733
Pou Sheng International Holdings, Ltd.	10,000	828
Power Construction Corp. of China, Ltd., Class A	4,000	4,443
*Q Technology Group Co., Ltd.	2,000	971
Qianhe Condiment and Food Co., Ltd., Class A	1,300	4,461
Qifu Technology, Inc., ADR	4,494	79,274
Qingdao East Steel Tower Stock Co., Ltd., Class A	500	582
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	100	213
Qingdao Gon Technology Co., Ltd., Class A	2,600	9,272
Qingdao Hanhe Cable Co., Ltd., Class A	7,200	4,233
Qingdao Rural Commercial Bank Corp., Class A	150,500	63,041
*Qingdao Sentury Tire Co., Ltd., Class A	100	420
*Qingdao TGOOD Electric Co., Ltd., Class A	200	534
*Queclink Wireless Solutions Co., Ltd., Class A	100	172
Quectel Wireless Solutions Co., Ltd., Class A	100	1,127
#Radiance Holdings Group Co., Ltd.	79,000	40,859
Rainbow Digital Commercial Co., Ltd., Class A	200	180
*»ΩRedco Properties Group, Ltd.	4,000	678
Renhe Pharmacy Co., Ltd., Class A	500	476
*Risen Energy Co., Ltd., Class A	200	718

16

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*RiseSun Real Estate Development Co., Ltd., Class A	1,700	$390
Riyue Heavy Industry Co., Ltd., Class A	200	626
Rockchip Electronics Co., Ltd., Class A	100	1,059
Rongsheng Petrochemical Co., Ltd., Class A	15,200	29,025
*Roshow Technology Co., Ltd., Class A	500	555
Sai Micro Electronics, Inc., Class A	100	293
SAIC Motor Corp., Ltd., Class A	7,700	15,704
Sailun Group Co., Ltd., Class A	1,000	1,483
Sanquan Food Co., Ltd., Class A	2,200	5,339
Sany Heavy Equipment International Holdings Co., Ltd.	50,000	66,243
Sany Heavy Industry Co., Ltd., Class A	14,000	33,346
Satellite Chemical Co., Ltd.	10,700	21,931
Sealand Securities Co., Ltd., Class A	1,600	807
*Seazen Group, Ltd.	196,000	41,947
*Seazen Holdings Co., Ltd., Class A	400	859
SF Holding Co., Ltd., Class A	7,700	62,783
SG Micro Corp., Class A	700	12,548
*Shaanxi Construction Machinery Co., Ltd., Class A	400	292
Shandong Bohui Paper Industrial Co., Ltd., Class A	29,700	27,412
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	2,600	8,086
ΩShandong Gold Mining Co., Ltd., Class H	45,250	96,266
Shandong Head Group Co., Ltd., Class A	500	1,427
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	300	1,328
Shandong Hi-speed Co., Ltd., Class A	1,200	1,251
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	300	336
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	12,000	55,257
Shandong Humon Smelting Co., Ltd., Class A	300	531
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	100	291
Shandong Linglong Tyre Co., Ltd., Class A	200	636
Shandong Pharmaceutical Glass Co., Ltd., Class A	200	710
Shandong Publishing & Media Co., Ltd., Class A	4,400	7,360
Shandong Sun Paper Industry JSC, Ltd., Class A	300	494
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	122,800	208,684
Shanghai AJ Group Co., Ltd., Class A	300	234
*Shanghai AtHub Co., Ltd., Class A	3,900	19,598
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	2,700	15,982
Shanghai Baosight Software Co., Ltd., Class A	300	2,340
Shanghai Belling Co., Ltd., Class A	200	544
Shanghai Construction Group Co., Ltd., Class A	2,100	864
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	6,000	17,083
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	10,000	30,128
*Shanghai Fullhan Microelectronics Co., Ltd., Class A	700	6,027
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	100	641
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	1,200	4,247
Shanghai Industrial Holdings, Ltd.	68,000	99,446
Shanghai Industrial Urban Development Group, Ltd.	6,000	371
Shanghai International Port Group Co., Ltd., Class A	1,500	1,241
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	100	169
Shanghai Kinetic Medical Co., Ltd., Class A	200	205
Shanghai Liangxin Electrical Co., Ltd., Class A	300	498
Shanghai Lingang Holdings Corp., Ltd., Class A	7,000	12,426
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	300	437
Shanghai M&G Stationery, Inc., Class A	1,800	12,051
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	45,500	92,276
Shanghai Pioneer Holding, Ltd.	3,000	990
Shanghai Pudong Development Bank Co., Ltd., Class A	22,900	25,138
*Shanghai Putailai New Energy Technology Co., Ltd., Class A	1,400	10,560
Shanghai RAAS Blood Products Co., Ltd., Class A	10,700	10,154

17

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Shanghai Runda Medical Technology Co., Ltd., Class A	200	$374
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	100	606
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	298
Shanghai Tunnel Engineering Co., Ltd., Class A	800	756
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	400	676
Shanghai Wanye Enterprises Co., Ltd., Class A	700	2,070
Shanghai Yaoji Technology Co., Ltd., Class A	100	498
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	15,300	17,680
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	3,600	8,122
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	500	384
Shanxi Coking Co., Ltd., Class A	700	544
Shanxi Securities Co., Ltd., Class A	1,000	849
Shanxi Taigang Stainless Steel Co., Ltd., Class A	600	347
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	6,800	244,037
Shanying International Holding Co., Ltd., Class A	1,200	411
*Shengda Resources Co., Ltd., Class A	3,700	10,021
Shenghe Resources Holding Co., Ltd., Class A	33,800	67,227
Shengyi Technology Co., Ltd., Class A	500	1,159
Shennan Circuits Co., Ltd., Class A	100	1,188
ΩShenwan Hongyuan Group Co., Ltd., Class H	5,600	1,127
Shenzhen Agricultural Products Group Co., Ltd., Class A	2,100	1,953
Shenzhen Airport Co., Ltd., Class A	500	528
*Shenzhen Aisidi Co., Ltd., Class A	200	251
Shenzhen Capchem Technology Co., Ltd., Class A	200	1,408
Shenzhen Cereals Holdings Co., Ltd., Class A	1,500	1,644
Shenzhen Changhong Technology Co., Ltd., Class A	200	507
Shenzhen Das Intellitech Co., Ltd., Class A	600	334
Shenzhen Desay Battery Technology Co., Class A	400	2,134
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	300	495
Shenzhen Expressway Corp., Ltd., Class H	2,000	1,862
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	500	1,066
Shenzhen Gas Corp., Ltd., Class A	600	599
Shenzhen Gongjin Electronics Co., Ltd., Class A	200	267
*Shenzhen H&T Intelligent Control Co., Ltd., Class A	200	455
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	500	336
Shenzhen Huaqiang Industry Co., Ltd., Class A	5,100	9,024
Shenzhen Inovance Technology Co., Ltd., Class A	3,500	31,243
Shenzhen International Holdings, Ltd.	75,000	67,358
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	125
Shenzhen Investment, Ltd.	66,000	12,696
Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	200	322
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	400	308
Shenzhen Kaifa Technology Co., Ltd., Class A	400	1,029
*Shenzhen Kangtai Biological Products Co., Ltd., Class A	100	438
Shenzhen Kedali Industry Co., Ltd., Class A	100	1,979
Shenzhen Kinwong Electronic Co., Ltd., Class A	300	998
Shenzhen Kstar Science And Technology Co., Ltd., Class A	700	4,722
Shenzhen Laibao Hi-tech Co., Ltd., Class A	200	237
Shenzhen Leaguer Co., Ltd., Class A	400	503
Shenzhen Megmeet Electrical Co., Ltd., Class A	100	434
Shenzhen Microgate Technology Co., Ltd., Class A	300	370
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	4,000	180,204
*Shenzhen MTC Co., Ltd., Class A	1,100	764
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	70,000	34,276
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	400	3,055
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	900	424
Shenzhen Overseas Chinese Town Co., Ltd., Class A	20,700	14,980
*Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	100	519

18

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Shenzhen SED Industry Co., Ltd., Class A	1,800	$8,216
*Shenzhen Senior Technology Material Co., Ltd., Class A	1,600	3,982
Shenzhen Sunline Tech Co., Ltd., Class A	200	338
Shenzhen Sunlord Electronics Co., Ltd., Class A	200	637
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	2,700	4,699
Shenzhen Sunway Communication Co., Ltd., Class A	300	831
Shenzhen Tagen Group Co., Ltd., Class A	1,400	1,084
*Shenzhen Topband Co., Ltd., Class A	300	488
Shenzhen Transsion Holdings Co., Ltd., Class A	6,881	108,335
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	400	396
*Shenzhen World Union Group, Inc., Class A	1,200	470
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	200	154
Shenzhen Ysstech Info-tech Co., Ltd., Class A	200	247
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	2,300	8,415
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,200	877
Shenzhou International Group Holdings, Ltd.	15,900	151,609
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	600	2,727
Shinghwa Advanced Material Group Co., Ltd., Class A	200	1,885
Shui On Land, Ltd.	109,000	13,191
Sichuan Chuantou Energy Co., Ltd., Class A	7,000	14,539
*Sichuan Development Lomon Co., Ltd., Class A	1,000	1,351
Sichuan Expressway Co., Ltd., Class H	2,000	512
*Sichuan Haite High-tech Co., Ltd., Class A	200	257
Sichuan Hebang Biotechnology Co., Ltd., Class A	70,000	27,906
*Sichuan Lutianhua Co., Ltd., Class A	600	393
*Sichuan New Energy Power Co., Ltd.	6,500	13,745
Sichuan Road and Bridge Group Co., Ltd., Class A	19,900	45,559
Sichuan Swellfun Co., Ltd., Class A	100	947
Sichuan Yahua Industrial Group Co., Ltd., Class A	400	1,084
Sieyuan Electric Co., Ltd., Class A	200	1,328
ΩSimcere Pharmaceutical Group, Ltd.	1,000	1,178
Sino Biopharmaceutical, Ltd.	316,000	174,708
Sino Wealth Electronic, Ltd., Class A	1,800	8,827
Sinocare, Inc., Class A	400	1,660
Sinofert Holdings, Ltd.	8,000	1,009
Sinolink Securities Co., Ltd., Class A	300	407
Sinoma International Engineering Co., Class A	8,000	16,663
Sinoma Science & Technology Co., Ltd., Class A	700	2,133
Sino-Ocean Group Holding, Ltd.	109,500	9,625
Sinopec Engineering Group Co., Ltd., Class H	47,000	24,309
*Sinopec Oilfield Service Corp., Class H	12,000	1,009
Sinopharm Group Co., Ltd., Class H	114,800	405,827
Sino-Platinum Metals Co., Ltd., Class A	660	1,597
Sinosoft Co., Ltd., Class A	200	1,125
Sinosteel Engineering & Technology Co., Ltd., Class A	500	640
Sinotrans, Ltd., Class H	45,000	15,535
Sinotruk Jinan Truck Co., Ltd., Class A	4,800	10,115
Skyworth Digital Co., Ltd., Class A	300	711
Skyworth Group, Ltd.	70,000	34,778
Songcheng Performance Development Co., Ltd., Class A	100	211
SooChow Securities Co., Ltd., Class A	400	418
Southwest Securities Co., Ltd., Class A	1,800	998
#*So-Young International, Inc., ADR	198	533
SSY Group, Ltd.	78,000	54,352
State Grid Information & Communication Co., Ltd., Class A	300	806
*STO Express Co., Ltd., Class A	900	1,395
*Strawbear Entertainment Group	3,000	382
Sumavision Technologies Co., Ltd., Class A	400	376

19

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sun Art Retail Group, Ltd.	112,000	$48,510
*Sun King Technology Group, Ltd.	4,000	892
Sunflower Pharmaceutical Group Co., Ltd., Class A	5,000	19,030
Sungrow Power Supply Co., Ltd., Class A	700	11,399
Suning Universal Co., Ltd., Class A	1,300	552
Sunny Optical Technology Group Co., Ltd.	28,500	298,982
Sunresin New Materials Co., Ltd., Class A	100	1,298
*Sunward Intelligent Equipment Co., Ltd., Class A	400	350
Sunwoda Electronic Co., Ltd., Class A	200	486
Suofeiya Home Collection Co., Ltd., Class A	100	273
Suplet Power Co., Ltd., Class A	100	424
Suzhou Anjie Technology Co., Ltd., Class A	200	378
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	400	1,427
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	700	546
Suzhou Good-Ark Electronics Co., Ltd., Class A	200	385
Suzhou TFC Optical Communication Co., Ltd., Class A	100	879
SY Holdings Group, Ltd.	1,500	1,194
*SYoung Group Co., Ltd., Class A	100	210
Taiji Computer Corp., Ltd., Class A	700	4,066
*Talkweb Information System Co., Ltd., Class A	300	526
*Tangrenshen Group Co., Ltd., Class A	200	211
TangShan Port Group Co., Ltd., Class A	1,300	742
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	600	501
*Tansun Technology Co., Ltd., Class A	100	240
TCL Electronics Holdings, Ltd.	31,000	14,454
TCL Technology Group Corp., Class A	37,600	21,724
Telling Telecommunication Holding Co., Ltd., Class A	17,700	28,174
Ten Pao Group Holdings, Ltd.	4,000	632
Tencent Holdings, Ltd.	81,100	3,558,114
*Tencent Music Entertainment Group, ADR	25,445	188,547
Tenfu Cayman Holdings Co., Ltd.	1,000	592
Three Squirrels, Inc., Class A	100	307
*Three’s Co Media Group Co., Ltd., Class A	200	4,492
Thunder Software Technology Co., Ltd., Class A	100	1,220
Tian Di Science & Technology Co., Ltd., Class A	34,800	27,445
Tiande Chemical Holdings, Ltd.	4,000	1,090
Tiangong International Co., Ltd.	68,000	20,617
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	2,900	13,580
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,000	832
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd., Class A	200	1,243
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	100	311
Tianjin Teda Co., Ltd., Class A	800	481
#Tianneng Power International, Ltd.	32,000	37,055
Tianshan Aluminum Group Co., Ltd., Class A	300	314
Tianshui Huatian Technology Co., Ltd., Class A	12,700	16,436
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	100	354
Tibet Rhodiola Pharmaceutical Holding Co., Class A	700	5,981
*Tibet Summit Resources Co., Ltd., Class A	300	849
Tingyi Cayman Islands Holding Corp.	52,000	90,620
Titan Wind Energy Suzhou Co., Ltd., Class A	400	796
Tofflon Science & Technology Group Co., Ltd., Class A	2,600	9,227
Toly Bread Co., Ltd., Class A	2,640	4,370
Tomson Group, Ltd.	2,000	451
Tong Ren Tang Technologies Co., Ltd., Class H	1,000	1,079
*Tongcheng Travel Holdings, Ltd.	48,400	102,350
*Tongdao Liepin Group	2,400	3,063
*TongFu Microelectronics Co., Ltd., Class A	500	1,292
*Tongguan Gold Group, Ltd.	2,000	93

20

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tongkun Group Co., Ltd., Class A	7,800	$14,534
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	2,400	1,525
Tongling Nonferrous Metals Group Co., Ltd., Class A	8,600	4,087
Tongwei Co., Ltd., Class A	6,400	36,820
Tongyu Heavy Industry Co., Ltd., Class A	900	328
Topsec Technologies Group, Inc., Class A	400	685
ΩTopsports International Holdings, Ltd.	154,000	136,738
Towngas Smart Energy Co., Ltd.	139,000	64,100
*TPV Technology Co., Ltd., Class A	51,100	15,279
TravelSky Technology, Ltd., Class H	40,000	79,593
*Trip.com Group, Ltd.	6,500	227,544
TRS Information Technology Corp., Ltd., Class A	6,100	20,441
*Truking Technology, Ltd., Class A	100	227
Truly International Holdings, Ltd.	14,000	1,766
Tsingtao Brewery Co., Ltd., Class H	2,000	21,325
Unigroup Guoxin Microelectronics Co., Ltd., Class A	1,300	19,904
Unilumin Group Co., Ltd., Class A	300	362
Uni-President China Holdings, Ltd.	47,000	46,881
Unisplendour Corp., Ltd., Class A	13,700	58,633
Universal Scientific Industrial Shanghai Co., Ltd., Class A	400	813
Valiant Co., Ltd., Class A	4,400	11,637
Vats Liquor Chain Store Management JSC, Ltd., Class A	100	390
#*ΩVenus MedTech Hangzhou, Inc., Class H	17,500	24,389
Victory Giant Technology Huizhou Co., Ltd., Class A	300	802
*Vipshop Holdings, Ltd., Sponsored ADR	27,361	429,568
Visual China Group Co., Ltd., Class A	200	477
*ΩViva Biotech Holdings	34,000	6,973
*Walvax Biotechnology Co., Ltd., Class A	1,100	5,072
Wangneng Environment Co., Ltd., Class A	2,000	4,954
Wangsu Science & Technology Co., Ltd., Class A	900	1,170
Wanguo International Mining Group, Ltd.	2,000	670
Want Want China Holdings, Ltd.	86,000	54,778
Wanxiang Qianchao Co., Ltd., Class A	1,800	1,323
Wasion Holdings, Ltd.	2,000	889
#*Weibo Corp., Class A	460	8,409
Weichai Power Co., Ltd., Class H	153,000	225,312
Weihai Guangwei Composites Co., Ltd., Class A	2,800	21,083
Western Securities Co., Ltd., Class A	1,200	1,161
Will Semiconductor Co., Ltd., Class A	100	1,318
Wingtech Technology Co., Ltd., Class A	600	4,556
Winning Health Technology Group Co., Ltd., Class A	10,900	17,744
Wolong Electric Group Co., Ltd., Class A	400	708
*WPG Shanghai Smart Water PCL, Class A	100	115
Wuchan Zhongda Group Co., Ltd., Class A	19,400	15,272
Wuhan Fingu Electronic Technology Co., Ltd., Class A	200	294
Wuhan Guide Infrared Co., Ltd., Class A	8,000	12,757
Wuhu Token Science Co., Ltd., Class A	2,100	1,862
Wuliangye Yibin Co., Ltd., Class A	4,200	102,524
WUS Printed Circuit Kunshan Co., Ltd., Class A	3,800	12,037
Wushang Group Co., Ltd., Class A	100	164
ΩWuXi AppTec Co., Ltd., Class H	4,800	41,978
*ΩWuxi Biologics Cayman, Inc.	25,500	150,890
Wuxi Boton Technology Co., Ltd., Class A	100	431
Wuxi Taiji Industry Co., Ltd., Class A	500	477
XCMG Construction Machinery Co., Ltd., Class A	28,500	28,240
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	53,000	40,172
Xiamen C & D, Inc., Class A	400	701
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	200	230

21

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Xiamen Intretech, Inc., Class A	9,700	$25,009
Xiamen ITG Group Corp., Ltd., Class A	5,100	6,711
Xiamen Kingdomway Group Co., Class A	2,300	6,963
Xiamen Tungsten Co., Ltd., Class A	8,200	23,143
Xiamen Xiangyu Co., Ltd., Class A	33,700	51,889
Xi’an Triangle Defense Co., Ltd., Class A	100	518
Xianhe Co., Ltd., Class A	100	350
*ΩXiaomi Corp., Class B	311,400	438,742
Xinfengming Group Co., Ltd., Class A	500	743
Xingda International Holdings, Ltd.	1,715	352
Xingfa Aluminium Holdings, Ltd.	1,000	899
Xinhuanet Co., Ltd., Class A	100	452
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	30,600	25,026
*Xinjiang Zhongtai Chemical Co., Ltd., Class A	13,800	13,036
#Xinte Energy Co., Ltd., Class H	37,600	92,540
Xinxiang Chemical Fiber Co., Ltd., Class A	200	94
Xinyangfeng Agricultural Technology Co., Ltd., Class A	22,200	36,331
#Xinyi Energy Holdings, Ltd.	108,000	30,130
Xtep International Holdings, Ltd.	78,000	90,422
ΩYadea Group Holdings, Ltd.	82,000	191,371
*YaGuang Technology Group Co., Ltd., Class A	300	313
*Yangling Metron New Material, Inc., Class A	300	1,976
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	4,600	29,534
Yantai Changyu Pioneer Wine Co., Ltd., Class A	100	448
Yantai Eddie Precision Machinery Co., Ltd., Class A	600	1,473
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	5,000	19,586
*YanTai Shuangta Food Co., Ltd., Class A	400	304
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	200	356
*Yeahka, Ltd.	6,000	16,395
Yealink Network Technology Corp., Ltd., Class A	2,300	21,903
YGSOFT, Inc., Class A	1,700	2,085
Yibin Tianyuan Group Co., Ltd., Class A	500	499
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	11,000	9,907
*Yifan Pharmaceutical Co., Ltd., Class A	5,100	11,064
Yifeng Pharmacy Chain Co., Ltd., Class A	300	2,158
Yihai International Holding, Ltd.	32,000	84,383
Yintai Gold Co., Ltd., Class A	7,400	13,746
Yip’s Chemical Holdings, Ltd.	2,000	917
*Yixintang Pharmaceutical Group Co., Ltd., Class A	4,000	16,692
Yonyou Network Technology Co., Ltd., Class A	300	936
Yotrio Group Co., Ltd., Class A	400	228
Youngor Group Co., Ltd., Class A	9,300	9,215
*Youzu Interactive Co., Ltd., Class A	300	950
YTO Express Group Co., Ltd., Class A	1,200	2,999
#Yuexiu Property Co., Ltd.	48,000	69,219
Yuexiu Transport Infrastructure, Ltd.	24,000	13,085
Yunda Holding Co., Ltd., Class A	1,400	2,455
Yunnan Aluminium Co., Ltd., Class A	600	1,232
Yunnan Baiyao Group Co., Ltd., Class A	200	1,681
*Yunnan Copper Co., Ltd., Class A	23,500	42,735
Yunnan Energy New Material Co., Ltd., Class A	700	10,525
Yunnan Tin Co., Ltd., Class A	3,500	7,795
Yusys Technologies Co., Ltd., Class A	100	267
*Zall Smart Commerce Group, Ltd.	25,000	1,258
ZBOM Home Collection Co., Ltd., Class A	100	473
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	700	27,494
*Zhaojin Mining Industry Co., Ltd., Class H	38,000	60,413
*Zhe Jiang LI Zi Yuan Food Co., Ltd., Class A	100	371

22

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhefu Holding Group Co., Ltd., Class A	1,700	$938
*Zhejiang Century Huatong Group Co., Ltd., Class A	17,400	17,216
Zhejiang China Commodities City Group Co., Ltd., Class A	700	979
Zhejiang Chint Electrics Co., Ltd., Class A	400	1,505
Zhejiang Communications Technology Co., Ltd.	600	535
*Zhejiang Crystal-Optech Co., Ltd., Class A	300	503
Zhejiang Dahua Technology Co., Ltd., Class A	500	1,695
Zhejiang Dingli Machinery Co., Ltd., Class A	1,200	8,855
Zhejiang Expressway Co., Ltd., Class H	78,000	64,587
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	100	183
Zhejiang Hailiang Co., Ltd., Class A	500	880
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	300	334
Zhejiang Huace Film & Television Co., Ltd., Class A	1,000	1,247
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	1,100	3,111
Zhejiang Huayou Cobalt Co., Ltd., Class A	100	751
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	3,300	4,690
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	100	280
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	400	3,953
*Zhejiang Jingu Co., Ltd., Class A	200	194
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	6,900	14,780
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	1,300	1,634
Zhejiang Juhua Co., Ltd., Class A	5,600	12,254
Zhejiang Medicine Co., Ltd., Class A	300	519
Zhejiang Meida Industrial Co., Ltd., Class A	3,100	4,948
*Zhejiang Narada Power Source Co., Ltd., Class A	200	580
Zhejiang NHU Co., Ltd., Class A	9,900	24,409
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	100	309
Zhejiang Runtu Co., Ltd., Class A	43,200	46,112
Zhejiang Semir Garment Co., Ltd., Class A	14,400	13,977
Zhejiang Southeast Space Frame Co., Ltd., Class A	400	374
Zhejiang Starry Pharmaceutical Co., Ltd., Class A	100	250
Zhejiang Supor Co., Ltd., Class A	700	5,207
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	300	264
*Zhejiang Wanliyang Co., Ltd., Class A	300	367
Zhejiang Wanma Co., Ltd., Class A	200	311
Zhejiang Weixing New Building Materials Co., Ltd., Class A	1,500	4,795
*Zhejiang Windey Co., Ltd., Class A	260	510
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	100	669
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	1,000	2,158
*Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	400	722
Zhejiang Yasha Decoration Co., Ltd., Class A	500	331
Zhejiang Yongtai Technology Co., Ltd., Class A	3,600	8,871
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,200	1,336
Zheshang Securities Co., Ltd., Class A	400	590
*Zhong An Group, Ltd.	13,000	381
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	30,000	92,867
Zhongji Innolight Co., Ltd., Class A	12,700	165,096
Zhongshan Broad Ocean Motor Co., Ltd., Class A	600	458
Zhongshan Public Utilities Group Co., Ltd., Class A	300	320
Zhongsheng Group Holdings, Ltd.	42,000	178,703
*Zhongtian Financial Group Co., Ltd., Class A	2,200	210
Zhongyu Energy Holdings, Ltd.	3,000	2,327
*Zhuguang Holdings Group Co., Ltd.	14,000	1,302
Zhuhai Huafa Properties Co., Ltd., Class A	14,500	22,222
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	200	327
Zhuzhou CRRC Times Electric Co., Ltd.	25,300	101,846
Zhuzhou Kibing Group Co., Ltd., Class A	5,300	7,862
*»Zibo Qixiang Tengda Chemical Co., Ltd., Class A	1,000	1,028

23

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	84,600	$46,019
ZTE Corp., Class H	18,600	59,710
*ZTO Express Cayman, Inc.	5,400	147,762

TOTAL CHINA		38,853,663

COLOMBIA — (0.1%)
Banco de Bogota SA	72	528
Bancolombia SA	156	1,205
Bancolombia SA, Sponsored ADR	1,006	24,647
Celsia SA ESP	836	524
Grupo Aval Acciones y Valores SA, Sponsored ADR	372	911
Grupo de Inversiones Suramericana SA	252	2,276
Grupo Energia Bogota SA ESP	28,513	11,011
Interconexion Electrica SA ESP	6,939	27,096
Promigas SA ESP	800	733

TOTAL COLOMBIA		68,931

CZECHIA — (0.0%)
Komercni Banka A/S	672	21,754

TOTAL CZECHIA		21,754

EGYPT — (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	14,594	17,659

TOTAL EGYPT		17,659

GREECE — (0.4%)
Alpha Services and Holdings SA	19,600	24,560
Athens Water Supply & Sewage Co. SA	116	807
Autohellas Tourist and Trading SA	64	905
Bank of Greece	25	448
ElvalHalcor SA	196	376
Epsilon Net SA	56	482
*Eurobank Ergasias Services and Holdings SA	33,481	47,313
Fourlis Holdings SA	116	512
GEK Terna Holding Real Estate Construction SA	1,278	17,495
Hellenic Telecommunications Organization SA	1,467	21,459
HELLENIQ ENERGY HOLDINGS S.A.	2,058	16,359
Holding Co. ADMIE IPTO SA	316	614
Intracom Holdings SA, Registered	184	361
JUMBO SA	2,901	66,936
Kri Kri Milk Industry SA	16	116
*LAMDA Development SA	1,576	9,743
Motor Oil Hellas Corinth Refineries SA	3,673	87,587
OPAP SA	4,198	71,651
Piraeus Financial Holdings SA	6,711	15,855
Piraeus Port Authority SA	12	254
Quest Holdings SA	112	611
Sarantis SA	180	1,427
Terna Energy SA	3,249	72,025
Thrace Plastics Holding and Co.	88	403

TOTAL GREECE		458,299

HUNGARY — (0.1%)
*Magyar Telekom Telecommunications PLC	14,688	18,513
MASTERPLAST Nyrt	12	84
*Opus Global Nyrt	1,028	362
OTP Bank Nyrt	1,871	57,020
Richter Gedeon Nyrt	4,097	99,038

TOTAL HUNGARY		175,017

24

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (14.3%)
*360 ONE WAM, Ltd.	2,876	$14,755
*3i Infotech, Ltd.	752	302
Aarti Drugs, Ltd.	160	823
Aarti Industries, Ltd.	3,783	25,991
ABB India, Ltd.	718	29,988
Action Construction Equipment, Ltd.	582	2,968
*Adani Green Energy, Ltd.	2,699	31,364
Adani Total Gas, Ltd.	4,482	51,756
ADF Foods, Ltd.	36	328
*Aditya Birla Capital, Ltd.	27,198	55,568
Advanced Enzyme Technologies, Ltd.	152	480
Aegis Logistics, Ltd.	7,531	36,060
*Affle India, Ltd.	78	888
AGI Greenpac, Ltd.	148	748
Agro Tech Foods, Ltd.	28	274
Ahluwalia Contracts India, Ltd.	76	478
AIA Engineering, Ltd.	784	26,046
Ajanta Pharma, Ltd.	164	2,630
Akzo Nobel India, Ltd.	429	12,186
Alembic Pharmaceuticals, Ltd.	1,807	12,280
Alembic, Ltd.	264	201
Alkem Laboratories, Ltd.	1,114	47,779
Alkyl Amines Chemicals	40	1,155
Allcargo Logistics, Ltd.	7,204	24,006
*»Allcargo Terminals, Ltd.	7,204	5,404
Amara Raja Batteries, Ltd.	5,707	41,919
*Amber Enterprises India, Ltd.	218	4,976
Anant Raj, Ltd.	596	1,031
Andhra Paper, Ltd.	40	222
Andhra Sugars, Ltd. (The)	516	733
Angel One, Ltd.	2,468	37,096
Apar Industries, Ltd.	678	23,293
Apcotex Industries, Ltd.	176	1,080
APL Apollo Tubes, Ltd.	7,175	104,776
Apollo Hospitals Enterprise, Ltd.	4,012	221,283
Aptech, Ltd.	60	312
*Arvind Fashions, Ltd.	228	786
*Arvind SmartSpaces, Ltd.	72	277
Asahi India Glass, Ltd.	180	1,052
Ashiana Housing, Ltd.	200	436
Ashok Leyland, Ltd.	21,300	37,987
*Ashoka Buildcon, Ltd.	1,624	1,743
Asian Granito India, Ltd.	360	215
Asian Paints, Ltd.	10,336	366,570
Astec Lifesciences, Ltd.	28	456
*ΩAster DM Healthcare, Ltd.	2,922	8,817
Astra Microwave Products, Ltd.	6,339	23,858
Astral, Ltd.	5,336	94,382
Atul, Ltd.	610	51,220
ΩAU Small Finance Bank, Ltd.	3,784	30,695
Aurobindo Pharma, Ltd.	13,417	101,157
Avanti Feeds, Ltd.	120	530
*ΩAvenue Supermarts, Ltd.	756	32,443
Axis Bank, Ltd.	14,804	155,572
Bajaj Auto, Ltd.	531	28,757
Bajaj Consumer Care, Ltd.	632	1,221
*Bajaj Finserv, Ltd.	3,671	60,767
*Bajaj Hindusthan Sugar, Ltd.	12,288	2,192

25

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Balaji Amines, Ltd.	1,696	$43,527
Balkrishna Industries, Ltd.	3,138	79,920
Balmer Lawrie & Co., Ltd.	284	411
Balrampur Chini Mills, Ltd.	7,043	35,759
*ΩBandhan Bank, Ltd.	9,357	26,218
Bank of Baroda	16,600	38,084
Bank of India	2,036	2,090
Bank of Maharashtra	6,048	2,232
Bannari Amman Sugars, Ltd.	4	141
BASF India, Ltd.	453	13,136
Bata India, Ltd.	2,142	38,598
Bayer CropScience, Ltd.	56	2,834
BEML, Ltd.	202	3,003
Berger Paints India, Ltd.	10,191	76,006
*BF Utilities, Ltd.	56	231
Bhansali Engineering Polymers, Ltd.	308	380
Bharat Bijlee, Ltd.	12	403
Bharat Electronics, Ltd.	117,047	147,746
Bharat Heavy Electricals, Ltd.	44,137	42,284
Bharat Petroleum Corp., Ltd.	55,565	242,802
Bharat Rasayan, Ltd.	8	971
Bharti Airtel, Ltd.	21,686	211,809
Biocon, Ltd.	3,308	9,400
Birlasoft, Ltd.	15,699	52,361
*Black Box, Ltd.	280	470
Blue Dart Express, Ltd.	423	30,708
Blue Star, Ltd.	1,765	31,924
Bombay Burmah Trading Co.	60	760
*Borosil Renewables, Ltd.	5,695	35,595
Bosch, Ltd.	32	7,575
Brigade Enterprises, Ltd.	336	2,061
Brightcom Group, Ltd.	67,560	7,719
Britannia Industries, Ltd.	3,100	172,491
BSE, Ltd.	4,823	30,817
*Camlin Fine Sciences, Ltd.	380	800
Canara Bank	7,433	28,833
*Capacit’e Infraprojects, Ltd.	80	128
Caplin Point Laboratories, Ltd.	100	829
Carborundum Universal, Ltd.	1,345	17,706
Castrol India, Ltd.	44,613	65,336
CCL Products India, Ltd.	2,371	17,449
Central Depository Services India, Ltd.	2,573	31,617
Century Enka, Ltd.	32	157
Century Plyboards India, Ltd.	460	2,929
Century Textiles & Industries, Ltd.	1,409	11,714
Cera Sanitaryware, Ltd.	20	1,525
CG Power & Industrial Solutions, Ltd.	4,468	16,862
Chambal Fertilisers and Chemicals, Ltd.	9,639	33,645
Chennai Petroleum Corp., Ltd.	330	1,225
Cholamandalam Financial Holdings, Ltd.	714	5,296
Cigniti Technologies, Ltd.	60	633
Cipla, Ltd.	6,407	71,092
City Union Bank, Ltd.	8,457	14,638
ΩCochin Shipyard, Ltd.	5,365	33,002
Coforge, Ltd.	1,652	84,471
Colgate-Palmolive India, Ltd.	468	9,122
Computer Age Management Services, Ltd.	723	18,211
Container Corp. Of India, Ltd.	8,769	65,546

26

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Coromandel International, Ltd.	5,072	$58,411
CRISIL, Ltd.	68	2,991
Cummins India, Ltd.	3,962	76,283
Cyient, Ltd.	546	7,873
*D B Realty, Ltd.	580	624
Dabur India, Ltd.	14,334	93,340
Dalmia Bharat Sugar & Industries, Ltd.	32	145
DCM Shriram, Ltd.	1,182	11,806
DCW, Ltd.	756	423
Deepak Fertilisers & Petrochemicals Corp., Ltd.	5,328	39,028
Deepak Nitrite, Ltd.	3,806	87,815
Delta Corp., Ltd.	2,618	6,548
Dhampur Sugar Mills, Ltd.	64	191
Dhanuka Agritech, Ltd.	80	631
ΩDilip Buildcon, Ltd.	228	503
*Dish TV India, Ltd.	198,921	37,919
*Dishman Carbogen Amcis, Ltd.	128	216
Divi’s Laboratories, Ltd.	3,040	121,394
Dixon Technologies India, Ltd.	1,775	63,232
Dollar Industries, Ltd.	32	136
ΩDr Lal PathLabs, Ltd.	1,498	35,777
Dr Reddy’s Laboratories, Ltd.	1,297	78,132
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	66	3,990
Dwarikesh Sugar Industries, Ltd.	2,426	2,715
Dynamatic Technologies, Ltd.	12	429
eClerx Services, Ltd.	568	9,408
Eicher Motors, Ltd.	2,044	82,451
EID Parry India, Ltd.	2,780	17,073
Electrosteel Castings, Ltd.	956	443
Elgi Equipments, Ltd.	9,036	51,310
Emami, Ltd.	13,180	60,387
ΩEndurance Technologies, Ltd.	378	6,209
Engineers India, Ltd.	1,288	1,303
EPL, Ltd.	980	2,095
*ΩEquitas Small Finance Bank, Ltd.	1,620	1,365
ΩEris Lifesciences, Ltd.	176	1,358
ESAB India, Ltd.	16	679
Escorts Kubota, Ltd.	1,971	47,715
*Eveready Industries India, Ltd.	136	481
Excel Industries, Ltd.	28	301
*Exide Industries, Ltd.	29,728	71,145
*FDC, Ltd.	144	519
Federal Bank, Ltd.	77,406	127,644
Filatex India, Ltd.	648	289
Fine Organic Industries, Ltd.	240	12,976
Finolex Cables, Ltd.	1,218	13,319
Finolex Industries, Ltd.	4,054	8,298
Firstsource Solutions, Ltd.	23,483	33,516
Force Motors, Ltd.	20	328
*Fortis Healthcare, Ltd.	15,325	48,838
Galaxy Surfactants, Ltd.	408	12,395
*Ganesh Housing Corp., Ltd.	52	209
*Gati, Ltd.	136	198
ΩGeneral Insurance Corp. of India	676	1,268
Genus Power Infrastructures, Ltd.	464	515
Gillette India, Ltd.	28	1,510
GlaxoSmithKline Pharmaceuticals, Ltd.	832	12,626
Glenmark Pharmaceuticals, Ltd.	5,372	36,987

27

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
GMM Pfaudler, Ltd.	1,841	$33,316
*Godrej Consumer Products, Ltd.	6,524	72,346
*Godrej Industries, Ltd.	540	2,971
*Godrej Properties, Ltd.	6,769	108,790
Goodyear India, Ltd.	16	216
Granules India, Ltd.	11,724	43,029
Graphite India, Ltd.	292	1,059
Grasim Industries, Ltd.	4,435	93,229
Grauer & Weil India, Ltd.	368	506
Greaves Cotton, Ltd.	268	437
Greenlam Industries, Ltd.	84	298
Greenply Industries, Ltd.	400	706
Grindwell Norton, Ltd.	80	1,858
Gujarat Alkalies & Chemicals, Ltd.	1,744	14,586
Gujarat Ambuja Exports, Ltd.	172	612
Gujarat Fluorochemicals, Ltd.	2,168	89,586
Gujarat Gas, Ltd.	5,892	33,677
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,781	55,955
Gujarat Pipavav Port, Ltd.	8,856	12,326
Gujarat State Petronet, Ltd.	14,610	50,871
Gulf Oil Lubricants India, Ltd.	52	259
Hatsun Agro Product, Ltd.	1,238	12,828
Havells India, Ltd.	8,099	121,748
HBL Power Systems, Ltd.	6,334	8,696
HCL Technologies, Ltd.	18,522	240,838
ΩHDFC Asset Management Co., Ltd.	3,758	81,018
HDFC Bank, Ltd.	21,473	442,809
ΩHDFC Life Insurance Co., Ltd.	8,753	56,661
*HealthCare Global Enterprises, Ltd.	124	409
HEG, Ltd.	1,732	23,594
Heritage Foods, Ltd.	104	215
Hero MotoCorp, Ltd.	4,324	135,189
*Heubach Colorants India, Ltd.	72	285
HFCL, Ltd.	28,760	22,773
HG Infra Engineering, Ltd.	158	1,701
HIL, Ltd.	24	793
Himadri Speciality Chemical, Ltd.	14,656	18,545
Hindustan Aeronautics, Ltd.	1,242	44,319
*Hindustan Construction Co., Ltd.	25,656	5,079
Hindustan Copper, Ltd.	27,520	34,099
Hindustan Petroleum Corp., Ltd.	11,327	34,776
Hindustan Unilever, Ltd.	14,522	436,053
Hitachi Energy India, Ltd.	20	809
Honda India Power Products, Ltd.	12	362
Honeywell Automation India, Ltd.	42	18,268
Huhtamaki India, Ltd.	124	346
I G Petrochemicals, Ltd.	68	400
ICICI Bank, Ltd.	17,104	191,791
ICICI Bank, Ltd., Sponsored ADR	17,561	399,513
ΩICICI Lombard General Insurance Co., Ltd.	8,759	115,502
ΩICICI Prudential Life Insurance Co., Ltd.	3,254	17,277
ΩICICI Securities, Ltd.	244	1,321
*IDFC First Bank, Ltd.	252,144	189,332
India Glycols, Ltd.	48	332
*Indiabulls Real Estate, Ltd.	11,247	10,005
ΩIndian Energy Exchange, Ltd.	20,952	40,080
Indian Railway Catering & Tourism Corp., Ltd.	13,238	99,937
Indoco Remedies, Ltd.	164	648

28

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Indraprastha Gas, Ltd.	11,670	$70,631
Indus Towers, Ltd.	20,347	38,538
IndusInd Bank, Ltd.	5,190	73,110
*Infibeam Avenues, Ltd.	56,572	9,471
Info Edge India, Ltd.	2,648	122,188
Infosys, Ltd.	89,452	1,369,332
Ingersoll Rand India, Ltd.	28	946
*Inox Wind, Ltd.	624	811
Insecticides India, Ltd.	72	424
Intellect Design Arena, Ltd.	312	1,700
Ipca Laboratories, Ltd.	7,680	66,645
IRB Infrastructure Developers, Ltd.	19,500	6,529
ΩIRCON International, Ltd.	11,076	10,056
ISGEC Heavy Engineering, Ltd.	128	762
ITD Cementation India, Ltd.	292	441
*ITI, Ltd.	276	321
J Kumar Infraprojects, Ltd.	88	293
Jamna Auto Industries, Ltd.	440	563
JB Chemicals & Pharmaceuticals, Ltd.	997	25,948
Jindal Stainless, Ltd.	28,430	97,932
JK Paper, Ltd.	9,831	45,325
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	20	274
JTEKT India, Ltd.	120	159
Jubilant Foodworks, Ltd.	872	4,757
Jubilant Pharmova, Ltd.	156	594
*Just Dial, Ltd.	148	1,221
Jyothy Labs, Ltd.	228	543
Kajaria Ceramics, Ltd.	1,202	16,080
Kalpataru Power Transmission, Ltd.	1,201	7,924
Karur Vysya Bank, Ltd. (The)	4,920	5,880
KCP, Ltd. (The)	308	398
KEC International, Ltd.	1,530	8,580
KEI Industries, Ltd.	6,511	150,773
Kennametal India, Ltd.	28	781
*Kesoram Industries, Ltd.	924	692
*Kiri Industries, Ltd.	212	768
Kirloskar Brothers, Ltd.	108	561
Kirloskar Ferrous Industries, Ltd.	294	1,485
Kirloskar Oil Engines, Ltd.	6,909	33,251
KNR Constructions, Ltd.	3,858	11,324
Kolte-Patil Developers, Ltd.	68	210
Kotak Mahindra Bank, Ltd.	4,431	104,935
Kovai Medical Center and Hospital	12	288
KPIT Technologies, Ltd.	17,888	200,397
KSB, Ltd.	32	880
LA Opala RG, Ltd.	56	263
LG Balakrishnan & Bros, Ltd.	52	553
LT Foods, Ltd.	7,380	9,983
Mahanagar Gas, Ltd.	3,971	48,943
Mahindra & Mahindra, Ltd.	22,126	331,716
*Mahindra CIE Automotive, Ltd.	3,843	18,728
Mahindra Lifespace Developers, Ltd.	128	582
ΩMahindra Logistics, Ltd.	172	777
Man Infraconstruction, Ltd.	208	208
*Mangalore Refinery & Petrochemicals, Ltd.	20,404	16,019
Marico, Ltd.	37,831	229,474
Marksans Pharma, Ltd.	7,884	7,784
Maruti Suzuki India, Ltd.	672	70,533

29

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Mastek, Ltd.	288	$6,056
*Max Healthcare Institute, Ltd.	22,910	128,791
Mayur Uniquoters, Ltd.	92	572
Mazagon Dock Shipbuilders, Ltd.	52	479
Meghmani Organics, Ltd.	628	651
ΩMetropolis Healthcare, Ltd.	2,566	39,241
Minda Corp., Ltd.	120	415
*Mirza International, Ltd.	9,687	7,807
ΩMishra Dhatu Nigam, Ltd.	88	220
Monte Carlo Fashions, Ltd.	28	242
Mphasis, Ltd.	4,498	99,728
MRF, Ltd.	42	45,680
Mrs Bectors Food Specialities, Ltd.	304	2,296
Multi Commodity Exchange of India, Ltd.	24	410
Narayana Hrudayalaya, Ltd.	2,194	20,425
Natco Pharma, Ltd.	1,419	9,969
Navin Fluorine International, Ltd.	754	44,687
Navneet Education, Ltd.	160	225
NBCC India, Ltd.	39,852	19,138
NELCO, Ltd.	36	279
NESCO, Ltd.	52	352
Neuland Laboratories, Ltd.	40	1,046
Newgen Software Technologies, Ltd.	120	736
*NIIT, Ltd.	1,979	8,726
Nilkamal, Ltd.	32	805
ΩNippon Life India Asset Management, Ltd.	16,831	48,990
NOCIL, Ltd.	3,872	10,073
Novartis India, Ltd.	36	262
NRB Bearings, Ltd.	208	382
Oberoi Realty, Ltd.	2,358	26,367
Olectra Greentech, Ltd.	1,104	8,923
Orient Electric, Ltd.	496	1,350
Orient Paper & Industries, Ltd.	892	471
Oriental Carbon & Chemicals, Ltd.	28	239
Page Industries, Ltd.	249	122,682
Panama Petrochem, Ltd.	152	546
*Patel Engineering, Ltd.	1,626	407
*PC Jeweller, Ltd.	19,615	6,100
Persistent Systems, Ltd.	2,387	138,176
Petronet LNG, Ltd.	65,936	190,872
Pfizer, Ltd.	28	1,284
Phoenix Mills, Ltd. (The)	3,901	68,914
PI Industries, Ltd.	2,433	100,621
Pidilite Industries, Ltd.	2,986	88,272
PNC Infratech, Ltd.	468	1,621
Polycab India, Ltd.	1,920	75,202
Polyplex Corp., Ltd.	68	1,129
Power Grid Corp. of India, Ltd.	49,340	143,041
Power Mech Projects, Ltd.	12	384
Praj Industries, Ltd.	12,728	55,283
ΩPrataap Snacks, Ltd.	16	142
Prestige Estates Projects, Ltd.	7,861	47,136
*Pricol, Ltd.	168	514
*Prime Focus, Ltd.	384	388
Prince Pipes & Fittings, Ltd.	96	694
Privi Speciality Chemicals, Ltd.	20	261
Procter & Gamble Health, Ltd.	211	12,012
Procter & Gamble Hygiene & Health Care, Ltd.	52	8,899

30

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
PSP Projects, Ltd.	28	$236
*PVR, Ltd.	2,558	45,734
ΩQuess Corp., Ltd.	516	2,289
Radico Khaitan, Ltd.	477	6,570
Rajesh Exports, Ltd.	1,832	12,490
Rallis India, Ltd.	2,456	5,686
Rane Holdings, Ltd.	32	363
Rashtriya Chemicals & Fertilizers, Ltd.	696	927
Ratnamani Metals & Tubes, Ltd.	1,184	31,102
*ΩRBL Bank, Ltd.	36,408	71,983
Redington, Ltd.	31,036	63,865
*<»Redtape, Ltd.	9,687	26,024
Relaxo Footwears, Ltd.	628	6,471
RITES, Ltd.	6,445	30,336
Rupa & Co., Ltd.	92	273
Samvardhana Motherson International, Ltd.	57,541	51,609
Sanofi India, Ltd.	40	2,722
Sasken Technologies, Ltd.	24	263
Savita Oil Technologies, Ltd.	160	550
SBI Cards & Payment Services, Ltd.	5,042	47,579
ΩSBI Life Insurance Co., Ltd.	5,275	73,489
Schaeffler India, Ltd.	180	6,103
*Schneider Electric Infrastructure, Ltd.	220	476
*SEAMEC, Ltd.	32	249
*Sequent Scientific, Ltd.	152	137
Seshasayee Paper & Boards, Ltd.	156	535
ΩSH Kelkar & Co., Ltd.	364	512
Shankara Building Products, Ltd.	36	278
Shanthi Gears, Ltd.	24	105
Sharda Cropchem, Ltd.	184	1,043
Sharda Motor Industries, Ltd.	16	137
*Sheela Foam, Ltd.	128	1,635
Shilpa Medicare, Ltd.	132	414
*Shoppers Stop, Ltd.	84	681
*Shree Renuka Sugars, Ltd.	13,221	7,569
Siemens, Ltd.	672	28,326
*SIS, Ltd.	144	677
Siyaram Silk Mills, Ltd.	44	263
SKF India, Ltd.	289	14,720
Sobha, Ltd.	164	919
Somany Ceramics, Ltd.	36	234
Sonata Software, Ltd.	1,729	18,059
SRF, Ltd.	6,806	211,263
*Star Cement, Ltd.	204	290
*Strides Pharma Science, Ltd.	5,251	21,848
*Stylam Industries, Ltd.	16	227
Styrenix Performance Materials, Ltd.	48	464
*Subex, Ltd.	10,504	4,139
Sudarshan Chemical Industries	152	766
Sumitomo Chemical India, Ltd.	6,703	32,992
Sun Pharmaceutical Industries, Ltd.	9,578	115,593
Sun TV Network, Ltd.	4,885	25,775
*<»Sundaram-Clayton, Ltd.	2,320	96
Sundaram-Clayton, Ltd.	20	978
Sundram Fasteners, Ltd.	6,151	78,627
Sunteck Realty, Ltd.	128	474
Suprajit Engineering, Ltd.	168	734
Supreme Industries, Ltd.	1,632	54,279

31

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Supreme Petrochem, Ltd.	320	$1,496
Suven Pharmaceuticals, Ltd.	4,085	23,556
*Suzlon Energy, Ltd.	349,853	35,483
Swan Energy, Ltd.	56	151
Swaraj Engines, Ltd.	44	935
Symphony, Ltd.	154	1,847
ΩSyngene International, Ltd.	17,065	141,172
Tamil Nadu Newsprint & Papers, Ltd.	164	482
Tamilnadu Petroproducts, Ltd.	300	310
Tanla Platforms, Ltd.	4,865	40,202
Tata Communications, Ltd.	3,989	61,880
Tata Consultancy Services, Ltd.	18,571	730,540
Tata Consumer Products, Ltd.	12,226	114,116
Tata Elxsi, Ltd.	1,709	138,739
*Tata Motors, Ltd.	35,037	207,624
*Tata Teleservices Maharashtra, Ltd.	480	359
TCI Express, Ltd.	48	864
TD Power Systems, Ltd.	120	256
*TeamLease Services, Ltd.	296	7,703
Tech Mahindra, Ltd.	23,273	291,125
Techno Electric & Engineering Co., Ltd.	472	2,143
*ΩTejas Networks, Ltd.	132	1,063
Texmaco Rail & Engineering, Ltd.	1,516	1,049
Thirumalai Chemicals, Ltd.	260	631
*Thomas Cook India, Ltd.	516	415
ΩThyrocare Technologies, Ltd.	100	540
Tide Water Oil Co. India, Ltd.	24	253
Tilaknagar Industries, Ltd.	284	431
Time Technoplast, Ltd.	19,926	20,502
Timken India, Ltd.	1,462	53,297
*Titagarh Wagons, Ltd.	308	1,250
Titan Co., Ltd.	7,504	242,245
Torrent Pharmaceuticals, Ltd.	5,008	101,113
*»Transindia Realty And Logistics Parks, Ltd.	7,204	2,136
Transport Corp. of India, Ltd.	100	775
Trent, Ltd.	4,511	75,393
Triveni Engineering & Industries, Ltd.	1,082	3,790
Triveni Turbine, Ltd.	4,215	18,815
TTK Prestige, Ltd.	176	1,573
*TV18 Broadcast, Ltd.	40,956	15,139
TVS Motor Co., Ltd.	2,994	41,647
TVS Srichakra, Ltd.	16	554
Uflex, Ltd.	168	825
United Breweries, Ltd.	717	12,963
*United Spirits, Ltd.	13,546	128,638
UNO Minda, Ltd.	1,334	8,496
UPL, Ltd.	35,360	319,871
Usha Martin, Ltd.	1,232	3,210
UTI Asset Management Co., Ltd.	1,074	8,639
*VA Tech Wabag, Ltd.	694	3,310
Vaibhav Global, Ltd.	252	970
Vakrangee, Ltd.	65,031	13,350
*ΩVarroc Engineering, Ltd.	76	271
Varun Beverages, Ltd.	868	15,329
Vesuvius India, Ltd.	28	578
V-Guard Industries, Ltd.	4,431	13,796
Vinati Organics, Ltd.	728	17,611
Vindhya Telelinks, Ltd.	32	682

32

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
VIP Industries, Ltd.	4,965	$36,041
*Vodafone Idea, Ltd.	233,734	19,850
Voltamp Transformers, Ltd.	16	584
Voltas, Ltd.	7,931	77,438
VST Tillers Tractors, Ltd.	16	487
Welspun Corp., Ltd.	29,846	82,113
Welspun Enterprises, Ltd.	292	507
West Coast Paper Mills, Ltd.	180	1,212
*Westlife Development, Ltd.	136	1,270
Wipro, Ltd.	34,179	160,796
*Wockhardt, Ltd.	5,927	12,243
*Wonderla Holidays, Ltd.	28	154
Zee Entertainment Enterprises, Ltd.	47,048	113,112
Zensar Technologies, Ltd.	11,078	37,666
Zydus Lifesciences, Ltd.	4,092	25,996
Zydus Wellnes, Ltd.	40	759

TOTAL INDIA		18,011,674

INDONESIA — (0.8%)
Ace Hardware Indonesia TBK PT	1,124,700	34,500
*Adhi Karya Persero TBK PT	6,500	193
*Adi Sarana Armada TBK PT	5,700	352
*Alam Sutera Realty TBK PT	37,600	456
Arwana Citramulia TBK PT	19,100	1,191
Astra Otoparts TBK PT	1,600	200
Bank BTPN Syariah TBK PT	75,500	11,014
Bank Mandiri Persero TBK PT	130,000	45,859
*Bank MNC Internasional TBK PT	28,300	153
Bank Negara Indonesia Persero TBK PT	108,700	69,836
Bank Pan Indonesia TBK PT	5,500	414
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	9,800	839
Bank Pembangunan Daerah Jawa Timur TBK PT	11,200	515
Bank Syariah Indonesia TBK PT	233,937	27,588
Barito Pacific TBK PT	485,806	27,652
BISI International TBK PT	4,200	481
Blue Bird TBK PT	1,300	157
Catur Sentosa Adiprana TBK PT	6,900	341
Ciputra Development TBK PT	278,400	18,883
Elang Mahkota Teknologi TBK PT	764,700	36,749
Erajaya Swasembada TBK PT	140,900	4,764
*Garudafood Putra Putri Jaya TBK PT	28,000	889
*Hero Supermarket TBK PT	1,100	113
Hexindo Adiperkasa TBK PT	1,300	505
Impack Pratama Industri TBK PT	1,700	431
Indomobil Sukses Internasional TBK PT	11,600	1,866
Indosat TBK PT	7,600	3,626
*Indosterling Technomedia TBK PT	500	7
Industri Jamu Dan Farmasi Sido Muncul TBK PT	59,900	3,226
*Jasa Marga Persero TBK PT	73,800	16,551
Kalbe Farma TBK PT	387,300	55,970
Lautan Luas TBK PT	2,400	212
*M Cash Integrasi PT	600	372
*Map Aktif Adiperkasa PT	2,200	690
Matahari Department Store TBK PT	1,900	524
Mayora Indah TBK PT	73,700	13,062
*MD Pictures TBK PT	212,200	26,471
*Media Nusantara Citra TBK PT	339,800	13,666
Medikaloka Hermina TBK PT	114,600	11,054
*Merdeka Copper Gold TBK PT	82,800	22,238

33

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Metro Healthcare Indonesia TBK PT	63,600	$2,098
Metrodata Electronics TBK PT	27,200	1,057
*Metropolitan Kentjana TBK PT	400	709
*Mitra Adiperkasa TBK PT	760,600	71,031
Mitra Keluarga Karyasehat TBK PT	408,800	80,534
*MNC Digital Entertainment TBK PT	5,300	1,456
*Mulia Industrindo TBK PT	4,700	160
Nippon Indosari Corpindo TBK PT	7,300	709
Pabrik Kertas Tjiwi Kimia TBK PT	57,100	26,370
*Pacific Strategic Financial TBK PT	8,700	753
Pakuwon Jati TBK PT	403,800	13,377
*Paninvest TBK PT	251,500	17,658
*PP Persero TBK PT	11,600	514
*Prodia Widyahusada TBK PT	1,100	441
Puradelta Lestari TBK PT	50,400	581
Ramayana Lestari Sentosa TBK PT	4,100	170
*Sarana Meditama Metropolitan TBK PT	8,800	181
Sarana Menara Nusantara TBK PT	691,300	48,302
Sariguna Primatirta TBK PT	6,800	234
Siloam International Hospitals TBK PT	10,900	1,285
Sumber Alfaria Trijaya TBK PT	247,100	48,847
Summarecon Agung TBK PT	36,500	1,393
Surya Citra Media TBK PT	591,600	6,654
Surya Esa Perkasa TBK PT	232,400	11,089
*Surya Semesta Internusa TBK PT	27,300	785
Telkom Indonesia Persero TBK PT, Sponsored ADR	2,774	79,891
Tempo Scan Pacific TBK PT	3,400	324
Tower Bersama Infrastructure TBK PT	309,600	43,475
Ultrajaya Milk Industry & Trading Co. TBK PT	10,200	998
Unilever Indonesia TBK PT	254,900	76,453
*Waskita Karya Persero TBK PT	27,000	423
*Wijaya Karya Persero TBK PT	11,700	483

TOTAL INDONESIA		992,045

KOREA, REPUBLIC OF — (14.1%)
*3S Korea Co., Ltd.	52	81
ABOV Semiconductor Co., Ltd.	434	3,239
*Abpro Bio Co., Ltd.	1,144	433
ADTechnology Co., Ltd.	16	217
Advanced Nano Products Co., Ltd.	58	6,457
Advanced Process Systems Corp.	926	14,045
Aekyung Industrial Co., Ltd.	24	386
*AeroSpace Technology of Korea, Inc.	60	178
AfreecaTV Co., Ltd.	529	30,632
*Agabang&Company	3,810	9,579
Ahnlab, Inc.	8	365
AJ Networks Co., Ltd.	32	113
*Ajin Industrial Co., Ltd.	108	321
*Alteogen, Inc.	48	1,560
*ALUKO Co., Ltd.	148	347
*Amicogen, Inc.	308	3,896
*Aminologics Co., Ltd.	112	147
*Amo Greentech Co., Ltd.	12	141
Amorepacific Corp.	359	33,073
AMOREPACIFIC Group	1,504	41,129
*Amotech Co., Ltd.	18	221
*Anam Electronics Co., Ltd.	2,356	3,538
*Ananti, Inc.	1,723	8,085
*Anapass, Inc.	12	165

34

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Anterogen Co., Ltd.	16	$225
*APRO Co., Ltd.	4	45
*APS, Inc.	16	134
APTC Co., Ltd.	80	693
Asia Paper Manufacturing Co., Ltd.	16	420
*ASTORY Co., Ltd.	8	123
Avaco Co., Ltd.	24	304
Baiksan Co., Ltd.	948	5,624
*Benoholdings, Inc.	40	149
BGF retail Co., Ltd.	362	50,470
BH Co., Ltd.	1,305	22,475
*Binex Co., Ltd.	166	1,154
Binggrae Co., Ltd.	20	664
*Bioneer Corp.	28	1,216
*Biotoxtech Co., Ltd.	12	78
*BNC Korea Co., Ltd.	1,942	5,601
BNK Financial Group, Inc.	3,604	17,880
Boditech Med, Inc.	80	691
BoKwang Industry Co., Ltd.	52	263
Boryung	3,989	25,870
*Bosung Power Technology Co., Ltd.	60	173
*Bukwang Pharmaceutical Co., Ltd.	56	335
Byucksan Corp.	160	250
*Cafe24 Corp.	24	159
*CammSys Corp.	96	120
Caregen Co., Ltd.	40	6,351
*Carelabs Co., Ltd.	32	174
Celltrion Healthcare Co., Ltd.	849	44,023
*Celltrion Pharm, Inc.	587	35,788
Celltrion, Inc.	1,658	198,950
*Cellumed Co., Ltd.	56	224
*Chabiotech Co., Ltd.	48	465
Cheil Worldwide, Inc.	4,351	60,109
Chemtronics Co., Ltd.	32	530
*Chemtros Co., Ltd.	36	262
Cheryong Electric Co., Ltd.	16	185
*ChinHung International, Inc.	468	433
Chips&Media, Inc.	20	321
*Choil Aluminum Co., Ltd.	76	171
Chong Kun Dang Pharmaceutical Corp.	208	13,163
Chongkundang Holdings Corp.	12	455
*Chorokbaem Media Co., Ltd.	710	4,758
Chunbo Co., Ltd.	130	18,814
CJ CheilJedang Corp.	172	39,774
CJ Corp.	760	51,958
CJ Freshway Corp.	176	3,741
CJ Logistics Corp.	403	23,215
Classys, Inc.	108	1,912
*CMG Pharmaceutical Co., Ltd.	160	256
*CoAsia Corp.	24	149
*Com2uS Holdings Corp.	996	32,223
*Connectwave Co., Ltd.	20	222
*ContentreeJoongAng Corp.	8	145
*Coreana Cosmetics Co., Ltd.	36	79
*Corentec Co., Ltd.	16	138
*Cosmax, Inc.	614	35,416
*CosmoAM&T Co., Ltd.	654	85,268
*Cosmochemical Co., Ltd.	140	6,088

35

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Coway Co., Ltd.	4,463	$163,561
Cowintech Co., Ltd.	8	185
Creas F&C Co., Ltd.	24	324
*Creative & Innovative System	130	1,214
Creverse, Inc.	32	426
*CrystalGenomics, Inc.	104	234
*CS Bearing Co., Ltd.	12	99
CS Wind Corp.	36	2,028
*CTC BIO, Inc.	28	203
*CUBE ENTERTAINMENT, Inc.	12	210
Cuckoo Holdings Co., Ltd.	36	414
Cuckoo Homesys Co., Ltd.	32	610
*Curexo, Inc.	40	312
*CUROCOM Co., Ltd.	136	55
Cymechs, Inc.	20	186
D.I Corp.	56	282
*DA Technology Co., Ltd.	60	206
Dae Hwa Pharmaceutical Co., Ltd.	16	109
Dae Won Kang Up Co., Ltd.	156	473
*Dae Young Packaging Co., Ltd.	148	150
*Daea TI Co., Ltd.	84	190
*Daebo Magnetic Co., Ltd.	8	371
Daedong Corp.	5,356	42,339
Daeduck Electronics Co., Ltd.	942	15,167
Daehan New Pharm Co., Ltd.	52	336
*Dae-Il Corp.	544	2,040
Daejoo Electronic Materials Co., Ltd.	335	24,604
Daesang Corp.	1,999	29,035
Daesang Holdings Co., Ltd.	52	299
Daesung Energy Co., Ltd.	24	151
Daesung Holdings Co., Ltd.	4	102
Daewon Media Co., Ltd.	332	3,758
Daewon Pharmaceutical Co., Ltd.	1,131	12,481
*Daewoo Engineering & Construction Co., Ltd.	14,425	45,428
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	68	1,369
Daewoong Co., Ltd.	48	535
Daewoong Pharmaceutical Co., Ltd.	16	1,320
Daihan Pharmaceutical Co., Ltd.	16	334
Daishin Securities Co., Ltd.	1,580	15,854
*Danal Co., Ltd.	2,419	7,446
Daol Investment & Securities Co., Ltd.	160	399
*Dasan Networks, Inc.	132	351
*Dawonsys Co., Ltd.	456	4,157
DB Financial Investment Co., Ltd.	112	338
DB Insurance Co., Ltd.	4,139	259,770
*Dentis Co., Ltd.	8	59
Dentium Co., Ltd.	620	66,660
Deutsch Motors, Inc.	6,663	29,123
*Devsisters Co., Ltd.	21	904
DGB Financial Group, Inc.	6,471	33,119
Digital Daesung Co., Ltd.	76	350
*DIO Corp.	36	799
DL Holdings Co., Ltd.	701	25,900
DMS Co., Ltd.	92	432
DNF Co., Ltd.	92	1,142
Dohwa Engineering Co., Ltd.	32	196
Dong-A Socio Holdings Co., Ltd.	8	494
Dong-A ST Co., Ltd.	24	981

36

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Dongbang Transport Logistics Co., Ltd.	164	$266
Dongjin Semichem Co., Ltd.	960	21,124
Dongkoo Bio & Pharma Co., Ltd.	48	214
DongKook Pharmaceutical Co., Ltd.	60	675
Dongkuk Steel Mill Co., Ltd.	7,414	66,141
*Dongkuk Structures & Construction Co., Ltd.	72	237
Dongsuh Cos., Inc.	86	1,234
Dongsung Chemical Co., Ltd.	188	650
Dongsung Finetec Co., Ltd.	5,023	42,296
*Dongwha Enterprise Co., Ltd.	26	960
Dongwha Pharm Co., Ltd.	240	1,503
Dongwon Development Co., Ltd.	172	452
Dongwon F&B Co., Ltd.	40	913
Dongwon Industries Co., Ltd.	86	2,985
Dongwon Systems Corp.	24	769
Doosan Bobcat, Inc.	4,733	181,059
Doosan Co., Ltd.	406	28,272
*Doosan Enerbility Co., Ltd.	4,858	60,580
*Doosan Fuel Cell Co., Ltd.	891	19,905
Doosan Tesna, Inc.	68	1,809
DoubleUGames Co., Ltd.	897	30,360
Douzone Bizon Co., Ltd.	172	3,913
*Dream Security Co., Ltd.	116	254
Dreamtech Co., Ltd.	144	1,035
*DSK Co., Ltd.	24	91
*Duk San Neolux Co., Ltd.	20	649
*Duksan Hi-Metal Co., Ltd.	44	185
*Duksan Techopia Co., Ltd.	8	120
DY Corp.	72	293
DY POWER Corp.	892	7,824
*E Investment&Development Co., Ltd.	380	778
E1 Corp.	16	569
Easy Bio, Inc.	36	115
eBEST Investment & Securities Co., Ltd.	60	194
Echo Marketing, Inc.	88	731
*Eco&Dream Co., Ltd.	8	218
Ecoplastic Corp.	210	963
Ecopro BM Co., Ltd.	633	126,278
Ecopro Co., Ltd.	1,014	553,063
Ecopro HN Co., Ltd.	350	17,469
Elentec Co., Ltd.	4,407	42,641
E-MART, Inc.	798	58,193
*EMKOREA Co., Ltd.	64	135
EM-Tech Co., Ltd.	36	738
ENF Technology Co., Ltd.	536	8,250
*Enplus Co., Ltd.	68	611
*Enzychem Lifesciences Corp.	34,858	46,750
Eo Technics Co., Ltd.	104	6,760
*Eubiologics Co., Ltd.	40	215
Eugene Investment & Securities Co., Ltd.	224	423
Eugene Technology Co., Ltd.	1,993	42,960
*EV Advanced Material Co., Ltd.	34	209
*Exem Co., Ltd.	60	182
F&F Co., Ltd.	492	51,832
F&F Holdings Co., Ltd.	256	4,074
Fila Holdings Corp.	1,638	44,854
Fine Semitech Corp.	20	327
*Firstec Co., Ltd.	32	98

37

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Foosung Co., Ltd.	1,866	$18,780
*FutureChem Co., Ltd.	12	70
Gabia, Inc.	36	314
Galaxia Moneytree Co., Ltd.	32	136
*GemVax & Kael Co., Ltd.	44	457
*Genematrix, Inc.	20	72
*Genexine, Inc.	1,160	10,470
*Genie Music Corp.	48	136
*GenoFocus, Inc.	28	93
Genoray Co., Ltd.	24	141
Global Standard Technology Co., Ltd.	212	4,023
GOLFZON Co., Ltd.	175	14,579
Gradiant Corp.	744	7,894
Green Chemical Co., Ltd.	2,479	19,596
Green Cross Corp.	168	15,515
Green Cross Holdings Corp.	200	2,331
GS Engineering & Construction Corp.	2,810	45,350
GS Holdings Corp.	1,534	45,502
GS Retail Co., Ltd.	1,794	35,655
Gwangju Shinsegae Co., Ltd.	12	295
HAESUNG DS Co., Ltd.	526	18,334
Han Kuk Carbon Co., Ltd.	880	7,528
Hana Financial Group, Inc.	7,705	241,501
Hana Materials, Inc.	32	1,017
Hana Micron, Inc.	2,614	29,765
Hana Pharm Co., Ltd.	24	261
*Hanall Biopharma Co., Ltd.	36	551
*Hancom, Inc.	3,292	34,829
Handok, Inc.	36	411
Handsome Co., Ltd.	64	1,193
Hanjin Transportation Co., Ltd.	32	476
Hankook Shell Oil Co., Ltd.	4	689
Hanmi Pharm Co., Ltd.	158	38,131
Hanmi Science Co., Ltd.	28	916
Hanmi Semiconductor Co., Ltd.	772	11,853
HanmiGlobal Co., Ltd.	186	5,003
Hannong Chemicals, Inc.	24	372
Hanon Systems	5,635	38,608
Hansae Co., Ltd.	1,180	14,935
Hanshin Machinery Co.	36	162
Hansol Chemical Co., Ltd.	985	163,382
Hansol Holdings Co., Ltd.	116	269
*Hansol IONES Co., Ltd.	64	376
Hansol Paper Co., Ltd.	518	4,393
Hansol Technics Co., Ltd.	120	525
Hanssem Co., Ltd.	16	534
Hanwha Aerospace Co., Ltd.	1,659	127,301
*Hanwha Galleria Co., Ltd.	1,720	2,216
*Hanwha General Insurance Co., Ltd.	1,508	5,115
*Hanwha Investment & Securities Co., Ltd.	4,116	8,457
*Hanwha Life Insurance Co., Ltd.	19,022	35,247
*Hanwha Solutions Corp.	1,525	54,635
Hanyang Eng Co., Ltd.	60	663
HB Technology Co., Ltd.	172	312
HD Hyundai Co., Ltd.	1,882	83,244
HD Hyundai Construction Equipment Co., Ltd.	2,322	117,800
HD Hyundai Electric Co., Ltd.	611	23,100
HD Hyundai Infracore Co., Ltd.	8,140	59,967

38

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hecto Financial Co., Ltd.	8	$108
*Helixmith Co., Ltd.	44	282
*HFR, Inc.	904	18,203
Hite Jinro Co., Ltd.	1,022	16,990
*HJ Magnolia Yongpyong Hotel & Resort Corp.	116	257
*HJ Shipbuilding & Construction Co., Ltd.	128	348
HL Holdings Corp.	28	694
HL Mando Co., Ltd.	1,159	40,051
*HLB Global Co., Ltd.	52	225
*HLB Life Science CO LTD	7,295	58,321
*Hlb Pharma Ceutical Co., Ltd.	16	175
*HLB Therapeutics Co., Ltd.	4,007	14,431
*HLB, Inc.	1,709	45,138
HMM Co., Ltd.	4,725	72,019
Home Center Holdings Co., Ltd.	380	388
*Homecast Co., Ltd.	52	161
Hotel Shilla Co., Ltd.	915	55,718
*Hugel, Inc.	8	678
*Humax Co., Ltd.	172	477
Humedix Co., Ltd.	290	6,132
Huons Co., Ltd.	16	392
Huons Global Co., Ltd.	20	303
Huvis Corp.	76	258
Huvitz Co., Ltd.	24	295
Hwa Shin Co., Ltd.	2,807	28,859
*Hwail Pharm Co., Ltd.	128	198
Hwaseung Enterprise Co., Ltd.	112	664
*HYBE Co., Ltd.	129	26,024
Hyosung Advanced Materials Corp.	78	22,641
*Hyosung Chemical Corp.	32	2,546
Hyosung Corp.	232	11,423
*Hyosung Heavy Industries Corp.	162	9,502
Hyosung TNC Corp.	190	53,519
*Hyulim ROBOT Co., Ltd.	152	222
Hyundai Autoever Corp.	24	2,202
Hyundai Bioland Co., Ltd.	20	182
Hyundai Department Store Co., Ltd.	1,197	46,238
Hyundai Elevator Co., Ltd.	1,547	38,721
Hyundai Engineering & Construction Co., Ltd.	7,576	232,080
Hyundai Ezwel Co., Ltd.	48	236
Hyundai Home Shopping Network Corp.	28	1,008
*Hyundai Livart Furniture Co., Ltd.	52	302
Hyundai Marine & Fire Insurance Co., Ltd.	1,564	43,879
*Hyundai Mipo Dockyard Co., Ltd.	458	25,117
Hyundai Motor Co.	2,058	303,687
Hyundai Motor Securities Co., Ltd.	76	508
Hyundai Pharmaceutical Co., Ltd.	40	147
*Hyundai Rotem Co., Ltd.	4,644	114,157
Hyundai Steel Co.	1,109	30,203
Hyundai Wia Corp.	931	38,954
HyVision System, Inc.	516	6,801
*iA, Inc.	340	151
ICD Co., Ltd.	52	473
Iljin Holdings Co., Ltd.	96	326
Iljin Power Co., Ltd.	20	196
Ilyang Pharmaceutical Co., Ltd.	32	411
iMarketKorea, Inc.	84	620
InBody Co., Ltd.	226	4,677

39

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Incross Co., Ltd.	16	$179
Industrial Bank of Korea	584	4,390
InfoBank Corp.	8	79
Innocean Worldwide, Inc.	44	1,315
InnoWireless Co., Ltd.	8	162
Innox Advanced Materials Co., Ltd.	68	2,236
*Inscobee, Inc.	140	146
Intekplus Co., Ltd.	36	537
Intellian Technologies, Inc.	38	1,945
Intelligent Digital Integrated Security Co., Ltd.	16	272
*Interflex Co., Ltd.	48	346
Interojo Co., Ltd.	28	745
*iNtRON Biotechnology, Inc.	40	232
IS Dongseo Co., Ltd.	836	23,142
ISC Co., Ltd.	1,264	37,115
i-SENS, Inc.	24	306
»ISU Chemical Co., Ltd.	1,245	38,604
IsuPetasys Co., Ltd.	152	1,056
ITM Semiconductor Co., Ltd.	12	240
*Jahwa Electronics Co., Ltd.	28	647
JB Financial Group Co., Ltd.	220	1,374
JC Chemical Co., Ltd.	3,808	21,737
Jeil Pharmaceutical Co., Ltd.	8	110
*Jeju Semiconductor Corp.	1,012	3,505
Jinsung T.E.C.	3,852	33,127
JNK Heaters Co., Ltd.	60	274
*JNTC Co., Ltd.	64	394
Jusung Engineering Co., Ltd.	1,914	22,381
JVM Co., Ltd.	12	182
JW Holdings Corp.	181	435
JW Life Science Corp.	40	351
JW Pharmaceutical Corp.	37	628
*JW Shinyak Corp.	100	232
JYP Entertainment Corp.	2,784	187,625
Kakao Corp.	2,052	89,077
*Kakao Games Corp.	1,617	48,749
Kangnam Jevisco Co., Ltd.	16	291
*Kangstem Biotech Co., Ltd.	20	45
Kangwon Land, Inc.	476	6,722
KAON Group Co., Ltd.	86	467
KB Financial Group, Inc.	10,327	381,938
KC Tech Co., Ltd.	32	448
KCTC	80	250
KEC Corp.	4,326	7,256
KEPCO Plant Service & Engineering Co., Ltd.	460	12,270
*KEYEAST Co., Ltd.	28	167
KG Chemical Corp.	1,062	30,311
KG DONGBUSTEEL	112	788
KG Eco Technology Service Co., Ltd.	68	814
KGMobilians Co., Ltd.	286	1,391
KH Vatec Co., Ltd.	624	8,774
Kia Corp.	4,757	300,334
KidariStudio, Inc.	64	343
KINX, Inc.	30	1,222
KISWIRE, Ltd.	43	609
KIWOOM Securities Co., Ltd.	347	24,293
*KMW Co., Ltd.	850	12,219
Koh Young Technology, Inc.	3,940	38,888

40

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Kolmar BNH Co., Ltd.	84	$1,400
Kolmar Korea Co., Ltd.	843	25,478
Kolon Corp.	905	13,726
Kolon Industries, Inc.	1,512	48,295
Kolon Plastic, Inc.	36	267
KoMiCo, Ltd.	24	780
*Korea Circuit Co., Ltd.	809	8,468
Korea Electric Terminal Co., Ltd.	20	916
Korea Electronic Certification Authority, Inc.	28	101
Korea Electronic Power Industrial Development Co., Ltd.	578	3,399
*Korea Gas Corp.	1,172	23,468
*Korea Information & Communications Co., Ltd.	20	155
Korea Investment Holdings Co., Ltd.	2,604	107,203
Korea Petrochemical Ind Co., Ltd.	518	56,119
Korea Pharma Co., Ltd.	4	60
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	650	41,184
Korea United Pharm, Inc.	20	321
Korea Zinc Co., Ltd.	124	47,528
Korean Reinsurance Co.	3,832	21,674
*Kt alpha Co., Ltd.	40	180
KT Skylife Co., Ltd.	104	539
KTCS Corp.	202	534
*Kukjeon Pharmaceutical Co., Ltd.	20	94
*Kum Yang Co., Ltd.	526	26,253
*Kumho HT, Inc.	528	319
Kumho Petrochemical Co., Ltd.	880	89,683
*Kumho Tire Co., Inc.	272	915
Kumkang Kind Co., Ltd.	1,718	6,495
Kwang Dong Pharmaceutical Co., Ltd.	220	948
Kyeryong Construction Industrial Co., Ltd.	24	306
Kyobo Securities Co., Ltd.	64	242
Kyung Dong Navien Co., Ltd.	536	16,019
Kyungbang Co., Ltd.	48	379
Kyung-In Synthetic Corp.	152	528
L&F Co., Ltd.	300	59,399
*LabGenomics Co., Ltd.	5,822	25,795
*Lake Materials Co., Ltd.	5,887	60,700
*LB Semicon, Inc.	128	757
LEENO Industrial, Inc.	462	46,117
LG Chem, Ltd.	462	255,439
LG Electronics, Inc.	4,398	359,161
LG H&H Co., Ltd.	281	130,800
LG HelloVision Co., Ltd.	750	2,300
LG Innotek Co., Ltd.	258	50,987
LOT Vacuum Co., Ltd.	36	414
Lotte Chemical Corp.	292	36,675
Lotte Chilsung Beverage Co., Ltd.	367	42,667
Lotte Corp.	1,103	23,075
Lotte Data Communication Co.	16	336
LOTTE Fine Chemical Co., Ltd.	674	30,870
LOTTE Himart Co., Ltd.	44	372
*Lotte Non-Life Insurance Co., Ltd.	320	371
Lotte Shopping Co., Ltd.	168	10,017
Lotte Wellfood Co., Ltd.	76	6,013
LS Corp.	543	36,351
LS Electric Co., Ltd.	408	19,266
*LVMC Holdings	373	501
LX Hausys, Ltd.	24	735

41

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
LX Semicon Co., Ltd.	1,664	$130,668
M.I.Tech Co., Ltd.	20	207
*M2N Co., Ltd.	44	154
Macquarie Korea Infrastructure Fund	15,197	141,138
Macrogen, Inc.	16	233
Maeil Dairies Co., Ltd.	16	567
Mcnex Co., Ltd.	52	1,218
*ME2ON Co., Ltd.	1,881	5,186
*Medipost Co., Ltd.	12	130
Medytox, Inc.	48	8,464
Meerecompany, Inc.	12	292
MegaStudyEdu Co., Ltd.	261	12,208
Meritz Financial Group, Inc.	6,671	228,789
*Mgame Corp.	1,233	7,637
MiCo, Ltd.	7,720	47,933
*Mirae Asset Life Insurance Co., Ltd.	4,949	10,335
Mirae Asset Securities Co., Ltd.	1,336	6,927
Miwon Commercial Co., Ltd.	8	1,010
Miwon Holdings Co., Ltd.	4	301
Miwon Specialty Chemical Co., Ltd.	8	837
*Mobile Appliance, Inc.	20	46
Moorim P&P Co., Ltd.	84	229
Motrex Co., Ltd.	52	738
MS Autotech Co., Ltd.	72	312
Multicampus Co., Ltd.	12	327
Namhae Chemical Corp.	1,278	8,231
*Namsun Aluminum Co., Ltd.	8,289	14,306
*Namuga Co., Ltd.	836	9,213
Namyang Dairy Products Co., Ltd.	8	2,959
*NanoenTek, Inc.	28	104
Nasmedia Co., Ltd.	420	6,543
*Nature & Environment Co., Ltd.	92	73
NAVER Corp.	817	117,386
NCSoft Corp.	415	116,897
NeoPharm Co., Ltd.	24	314
*Neowiz	543	17,831
*Nepes Ark Corp.	40	701
*NEPES Corp.	60	901
*Neptune Co.	24	158
*ΩNetmarble Corp.	994	48,126
New Power Plasma Co., Ltd.	92	342
Nexen Corp.	52	161
Nexen Tire Corp.	80	492
*Next Entertainment World Co., Ltd.	44	209
NEXTIN, Inc.	20	964
NH Investment & Securities Co., Ltd.	3,752	26,211
NHN KCP Corp.	80	670
Nice Information & Telecommunication, Inc.	24	430
NICE Information Service Co., Ltd.	3,209	27,477
Nong Shim Holdings Co., Ltd.	8	417
NongShim Co., Ltd.	60	17,775
NOVAREX Co., Ltd.	24	156
NPC	700	3,457
*Nuintek Co., Ltd.	28	49
»OCI Co., Ltd.	1,802	161,297
OptoElectronics Solutions Co., Ltd.	12	147
*Orbitech Co., Ltd.	32	98
Orion Corp.	847	91,699

42

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Orion Holdings Corp.	108	$1,336
Ottogi Corp.	54	18,640
Paik Kwang Industrial Co., Ltd.	204	1,036
Park Systems Corp.	108	11,781
Partron Co., Ltd.	2,142	12,707
Paseco Co., Ltd.	68	741
*Pearl Abyss Corp.	104	3,345
People & Technology, Inc.	1,372	55,253
PharmaResearch Co., Ltd.	261	19,696
*PharmGen Science, Inc.	427	2,042
*Pharmicell Co., Ltd.	64	434
Philoptics Co., Ltd.	24	165
PI Advanced Materials Co., Ltd.	1,080	26,346
Posco DX Co., Ltd.	1,122	11,099
POSCO Future M Co., Ltd.	22	5,507
Posco M-Tech Co., Ltd.	60	1,033
*Power Logics Co., Ltd.	64	275
Protec Co., Ltd.	72	1,318
PSK, Inc.	474	7,313
Pulmuone Co., Ltd.	48	362
*RaonSecure Co., Ltd.	44	75
*Ray Co., Ltd.	8	199
Reyon Pharmaceutical Co., Ltd.	16	222
RFHIC Corp.	24	420
*RFTech Co., Ltd.	1,464	4,813
*Robostar Co., Ltd.	8	192
*Robotis Co., Ltd.	4	96
Rsupport Co., Ltd.	52	153
S&S Tech Corp.	20	667
S-1 Corp.	771	33,642
Sajo Industries Co., Ltd.	8	255
Sajodaerim Corp.	8	160
*Sam Chun Dang Pharm Co., Ltd.	16	899
*Sambu Engineering & Construction Co., Ltd.	23,223	18,340
Samchully Co., Ltd.	110	12,575
Samick THK Co., Ltd.	16	158
Samji Electronics Co., Ltd.	60	402
Samjin Pharmaceutical Co., Ltd.	12	204
Samkee Corp.	536	1,223
*ΩSamsung Biologics Co., Ltd.	42	24,508
Samsung Electro-Mechanics Co., Ltd.	1,513	162,672
Samsung Electronics Co., Ltd.	69,245	3,388,783
Samsung Electronics Co., Ltd., GDR	292	360,328
*Samsung Engineering Co., Ltd.	6,379	138,695
Samsung Fire & Marine Insurance Co., Ltd.	1,642	276,038
*Samsung Heavy Industries Co., Ltd.	16,712	70,924
Samsung Life Insurance Co., Ltd.	1,512	74,900
*Samsung Pharmaceutical Co., Ltd.	88	183
Samsung Publishing Co., Ltd.	408	6,691
Samsung SDI Co., Ltd.	422	217,874
Samsung SDS Co., Ltd.	464	40,666
Samsung Securities Co., Ltd.	7,834	198,133
SAMT Co., Ltd.	204	454
Samwha Capacitor Co., Ltd.	32	989
Samyang Corp.	8	247
Samyang Foods Co., Ltd.	280	24,352
Samyang Packaging Corp.	20	263
Sangsin Energy Display Precision Co., Ltd.	2,939	50,286

43

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Saramin Co., Ltd.	36	$613
Satrec Initiative Co., Ltd.	8	218
*SBI Investment Korea Co., Ltd.	140	112
*SDN Co., Ltd.	140	200
SeAH Besteel Holdings Corp.	154	2,664
SeAH Steel Corp.	8	841
SeAH Steel Holdings Corp.	217	24,190
Seegene, Inc.	1,945	35,313
*Segyung Hitech Co., Ltd.	372	4,536
Sejin Heavy Industries Co., Ltd.	24	119
Sejong Industrial Co., Ltd.	2,194	11,049
*Selvas AI, Inc.	36	541
Seobu T&D	65	359
Seoul Auction Co., Ltd.	12	126
Seoul Semiconductor Co., Ltd.	1,616	12,847
Seoul Viosys Co., Ltd.	24	81
Seoulin Bioscience Co., Ltd.	8	71
Seoyon E-Hwa Co., Ltd.	206	2,292
*»Sewon E&C Co., Ltd.	13,994	2,656
SFA Engineering Corp.	546	16,257
*SFA Semicon Co., Ltd.	296	1,170
S-Fuelcell Co., Ltd.	4	60
SGC Energy Co., Ltd.	152	3,327
Shin Heung Energy & Electronics Co., Ltd.	8	286
Shindaeyang Paper Co., Ltd.	40	252
Shinhan Financial Group Co., Ltd.	12,289	320,906
Shinil Electronics Co., Ltd.	112	175
Shinsegae Information & Communication Co., Ltd.	200	2,227
Shinsegae International, Inc.	654	9,568
Shinsegae, Inc.	254	39,094
Shinsung Delta Tech Co., Ltd.	104	849
*Shinsung E&G Co., Ltd.	5,444	8,111
*Shinsung Tongsang Co., Ltd.	164	271
Shinwon Corp.	244	260
*SHOWBOX Corp.	2,020	5,230
SIMMTECH Co., Ltd.	2,483	53,151
SIMMTECH HOLDINGS Co., Ltd.	116	251
SJ Group Co., Ltd.	12	128
*SK Biopharmaceuticals Co., Ltd.	116	5,980
SK D&D Co., Ltd.	32	541
SK Discovery Co., Ltd.	64	1,542
SK Gas, Ltd.	166	14,958
SK Hynix, Inc.	5,728	383,036
*SK Innovation Co., Ltd.	2,468	319,195
*SK oceanplant Co., Ltd.	661	9,675
SK Securities Co., Ltd.	3,520	1,786
SK Telecom Co., Ltd.	274	9,765
SK Telecom Co., Ltd., ADR	1,581	31,241
SKC Co., Ltd.	282	20,944
SL Corp.	1,074	24,876
SM Entertainment Co., Ltd.	274	21,946
*SM Life Design Group Co., Ltd.	44	68
SMCore, Inc.	28	144
S-Oil Corp.	1,193	66,496
Solid, Inc.	618	2,429
*SOLUM Co., Ltd.	1,903	34,693
Songwon Industrial Co., Ltd.	72	923
Soosan Heavy Industries Co., Ltd.	360	687

44

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Soulbrain Co., Ltd.	141	$23,072
Soulbrain Holdings Co., Ltd.	36	716
SPC Samlip Co., Ltd.	90	4,882
SPG Co., Ltd.	28	561
ST Pharm Co., Ltd.	8	472
*Straffic Co., Ltd.	36	112
*Studio Dragon Corp.	422	20,841
Suheung Co., Ltd.	8	170
Sung Kwang Bend Co., Ltd.	498	4,551
*Sungchang Enterprise Holdings, Ltd.	300	437
Sungwoo Hitech Co., Ltd.	3,395	21,510
*Sunny Electronics Corp.	56	91
*SY Co., Ltd.	84	186
*Synergy Innovation Co., Ltd.	28	63
*Synopex, Inc.	1,407	2,865
Systems Technology, Inc.	1,152	10,010
T&L Co., Ltd.	78	2,663
Tae Kyung Industrial Co., Ltd.	60	354
Taeyoung Engineering & Construction Co., Ltd.	76	217
*»Taihan Electric Wire Co., Ltd.	676	754
*Taihan Fiberoptics Co., Ltd.	68	98
*Taihan Textile Co., Ltd.	4	157
TechWing, Inc.	4,977	25,398
*Tego Science, Inc.	4	38
*Telcon RF Pharmaceutical, Inc.	132	105
Telechips, Inc.	24	301
*TERA SCIENCE Co., Ltd.	84	241
TES Co., Ltd.	230	3,686
TK Corp.	162	2,150
TKG Huchems Co., Ltd.	1,143	19,429
Tokai Carbon Korea Co., Ltd.	140	10,418
*Tongyang Life Insurance Co., Ltd.	188	555
Toptec Co., Ltd.	346	2,272
Tovis Co., Ltd.	28	221
Tplex Co., Ltd.	40	122
TS Corp.	132	340
*TS Nexgen Co., Ltd.	136	86
TSE Co., Ltd.	20	569
*TSI Co., Ltd.	8	78
*Tuksu Construction Co., Ltd.	32	185
TY Holdings Co., Ltd.	104	839
»TYM Corp.	7,357	13,687
UBCare Co., Ltd.	44	184
Ubiquoss, Inc.	24	230
Uju Electronics Co., Ltd.	24	221
Unid Co., Ltd.	18	873
Union Semiconductor Equipment & Materials Co., Ltd.	1,492	8,539
Uniquest Corp.	366	2,666
*Unison Co., Ltd.	148	175
*UniTest, Inc.	24	218
UTI, Inc.	12	200
Value Added Technology Co., Ltd.	48	1,381
VICTEK Co., Ltd.	44	168
*»Vidente Co., Ltd.	34,567	85,746
Vieworks Co., Ltd.	24	613
*Vina Tech Co., Ltd.	26	1,350
*VIVOZON PHARMACEUTICAL CO LTD	204	134
*VT GMP Co., Ltd.	108	470

45

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Webcash Corp.	32	$335
Webzen, Inc.	470	5,341
*Wellbiotec Co., Ltd.	88	91
Wins Co., Ltd.	20	187
WiSoL Co., Ltd.	68	329
WONIK IPS Co., Ltd.	1,226	27,893
Wonik Materials Co., Ltd.	350	6,904
Wonik QnC Corp.	1,163	21,115
Woojin, Inc.	24	155
Woongjin Thinkbig Co., Ltd.	874	2,021
*Wooree Bio Co., Ltd.	469	955
Woori Financial Group, Inc.	4,402	38,580
Woori Investment Bank Co., Ltd.	1,104	623
*Woori Technology, Inc.	204	234
Woory Industrial Co., Ltd.	8	102
*Woosu AMS Co., Ltd.	44	101
Worldex Industry & Trading Co., Ltd.	3,416	56,151
*Wysiwyg Studios Co., Ltd.	32	420
Y G-1 Co., Ltd.	64	312
*Yest Co., Ltd.	20	151
YG Entertainment, Inc.	204	9,298
*YG PLUS	60	228
*YIK Corp.	108	307
YMC Co., Ltd.	32	148
YMT Co., Ltd.	20	182
Youlchon Chemical Co., Ltd.	16	461
Youngone Corp.	1,575	51,955
Youngone Holdings Co., Ltd.	24	1,160
Yuanta Securities Korea Co., Ltd.	320	628
Yuhan Corp.	1,957	84,222
*Yujin Robot Co., Ltd.	12	51
*Yungjin Pharmaceutical Co., Ltd.	108	238
Zeus Co., Ltd.	758	15,971
Zinus, Inc.	107	2,286

TOTAL KOREA, REPUBLIC OF		17,769,364

KUWAIT — (0.2%)
Agility Public Warehousing Co. KSC	7,314	14,707
Gulf Bank KSCP	63,598	58,335
*Heavy Engineering & Ship Building Co. KSCP	2,875	6,006
Kuwait Finance House KSCP	22,040	53,526
Kuwait International Bank KSCP	6,448	3,894
Kuwait Telecommunications Co.	10,788	20,812
National Bank of Kuwait SAKP	3,870	12,671
Warba Bank KSCP	28,870	21,486

TOTAL KUWAIT		191,437

MALAYSIA — (1.1%)
*Aeon Co. M BHD	700	199
AFFIN Bank BHD	531	242
*AGMO HOLDINGS BHD	4,187	582
Ajinomoto Malaysia BHD	100	358
Alliance Bank Malaysia BHD	63,100	47,107
AMMB Holdings BHD	52,300	42,328
*Ancom Nylex BHD	2,100	499
Astro Malaysia Holdings BHD	4,200	654
Bank Islam Malaysia BHD	23,800	10,725
*Berjaya Corp. BHD	10,200	686
Berjaya Food BHD	1,200	238

46

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Bermaz Auto BHD	21,400	$11,083
Boustead Holdings BHD	1,100	211
Cahya Mata Sarawak BHD	49,000	12,304
Carlsberg Brewery Malaysia BHD	2,900	13,744
CIMB Group Holdings BHD	41,800	47,418
*Coastal Contracts BHD	200	103
D&O Green Technologies BHD	6,800	6,250
*Dagang NeXchange BHD	23,800	2,775
Dayang Enterprise Holdings BHD	73,700	21,810
Dialog Group BHD	101,800	52,264
DRB-Hicom BHD	1,800	569
Dufu Technology Corp. BHD	900	420
Duopharma Biotech BHD	1,700	545
*Ekovest BHD	6,300	530
Formosa Prosonic Industries BHD	600	360
Fraser & Neave Holdings BHD	5,000	29,728
Frontken Corp. BHD	42,500	28,965
Gamuda BHD	94,772	88,175
Gas Malaysia BHD	600	448
*Genetec Technology BHD	50,600	32,104
Globetronics Technology BHD	1,600	394
*Greatech Technology BHD	25,000	26,791
Guan Chong BHD	1,000	594
HAP Seng Consolidated BHD	600	664
Heineken Malaysia BHD	3,200	20,188
Hextar Global BHD	6,300	946
Hong Leong Bank BHD	500	2,258
Hong Leong Financial Group BHD	900	3,656
Hong Leong Industries BHD	200	408
*Hong Seng Consolidated BHD	16,000	466
IHH Healthcare BHD	12,600	16,186
Inari Amertron BHD	75,000	38,673
IOI Properties Group BHD	2,000	520
*Iris Corp. BHD	5,000	134
*JAKS Resources BHD	5,500	271
Kerjaya Prospek Group BHD	700	179
*KNM Group BHD	16,500	185
Kobay Technology BHD	200	112
Kossan Rubber Industries BHD	200,800	56,272
LBS Bina Group BHD	2,100	200
LPI Capital BHD	900	2,437
Magni-Tech Industries BHD	600	239
Magnum BHD	2,900	722
Mah Sing Group BHD	2,500	339
Malayan Banking BHD	31,600	61,351
Malaysia Airports Holdings BHD	3,900	6,164
Malaysia Building Society BHD	7,700	1,070
Malaysian Pacific Industries BHD	1,900	12,055
Malaysian Resources Corp. BHD	6,300	431
Matrix Concepts Holdings BHD	2,900	930
Mega First Corp. BHD	16,100	12,344
Mi Technovation BHD	800	296
ΩMR DIY Group M BHD	87,700	31,065
My EG Services BHD	468,600	82,994
Padini Holdings BHD	6,700	6,083
Perak Transit BHD	900	212
Petron Malaysia Refining & Marketing BHD	300	296
Petronas Dagangan BHD	6,800	34,515

47

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Pharmaniaga BHD	2,300	$199
PIE Industrial BHD	500	412
*PMB Technology BHD	200	186
Press Metal Aluminium Holdings BHD	24,000	27,710
Public Bank BHD	174,800	152,443
RHB Bank BHD	42,700	52,460
Sam Engineering & Equipment M BHD	200	203
Scientex BHD	16,900	12,920
Sime Darby BHD	67,600	32,887
Sime Darby Property BHD	4,600	485
SP Setia BHD Group	7,000	902
Sports Toto BHD	2,900	904
Sunway BHD	62,400	21,963
Sunway Construction Group BHD	1,600	628
Syarikat Takaful Malaysia Keluarga BHD	14,000	10,326
Taliworks Corp. BHD	1,000	187
Telekom Malaysia BHD	22,100	24,575
TIME dotCom BHD	58,200	71,633
*Tropicana Corp. BHD	1,900	579
Uchi Technologies BHD	900	696
UMW Holdings BHD	1,300	1,128
UOA Development BHD	1,200	463
UWC BHD	1,300	933
*Velesto Energy BHD	111,400	5,744
ViTrox Corp. BHD	1,200	2,149
VS Industry BHD	169,800	31,025
WCT Holdings BHD	4,800	473
Wellcall Holdings BHD	1,600	416
Westports Holdings BHD	2,100	1,662
*Widad Group BHD	2,500	258
Yinson Holdings BHD	49,800	29,251
*YNH Property BHD	400	454

TOTAL MALAYSIA		1,362,318

MEXICO — (2.4%)
Alpek SAB de CV	14,100	14,867
*Alsea SAB de CV	12,300	32,852
#*America Movil SAB de CV, ADR	10,731	230,609
*America Movil SAB de CV, Class B	31,500	33,859
Arca Continental SAB de CV	5,100	48,374
*Axtel SAB de CV	5,700	436
ΩBanco del Bajio SA	20,400	66,892
Becle SAB de CV	14,900	34,279
Bolsa Mexicana de Valores SAB de CV	13,100	28,867
Coca-Cola Femsa SAB de CV, Sponsored ADR	1,222	103,161
Consorcio ARA SAB de CV	13,100	2,803
Corp Actinver SAB de CV	160	116
Corp Inmobiliaria Vesta SAB de CV	23,400	73,667
El Puerto de Liverpool SAB de CV	4,300	26,171
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,672	162,218
Genomma Lab Internacional SAB de CV, Class B	74,000	61,287
Gentera SAB de CV	11,900	13,048
Gruma SAB de CV, Class B	4,711	73,497
Grupo Aeroportuario del Centro Norte SAB de CV	1,200	13,147
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	1,390	121,597
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	1,252	222,318
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	340	97,349
Grupo Bimbo SAB de CV, Class A	23,480	125,346
Grupo Comercial Chedraui SA de CV	8,400	49,490

48

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Grupo Financiero Banorte SAB de CV, Class O	27,300	$235,302
*Grupo Financiero Inbursa SAB de CV, Class O	30,800	74,716
Grupo Herdez SAB de CV	9,200	24,424
Grupo Industrial Saltillo SAB de CV	2,700	4,640
*Grupo Pochteca SAB de CV	200	83
Grupo Rotoplas SAB de CV	9,600	13,331
Grupo Televisa SAB	100,800	101,923
*ΩGrupo Traxion SAB de CV	45,200	87,674
*Industrias Penoles SAB de CV	4,200	64,328
Kimberly-Clark de Mexico SAB de CV, Class A	25,700	58,099
La Comer SAB de CV	23,100	50,172
Medica Sur SAB de CV, Class B	200	532
Megacable Holdings SAB de CV	31,400	84,649
Orbia Advance Corp. SAB de CV	40,500	92,994
*Organizacion Soriana SAB de CV, Class B	500	863
Promotora y Operadora de Infraestructura SAB de CV	11,920	123,574
Qualitas Controladora SAB de CV	5,200	34,260
Wal-Mart de Mexico SAB de CV	70,800	284,511

TOTAL MEXICO		2,972,325

PERU — (0.1%)
Cia de Minas Buenaventura SAA, Sponsored ADR	1,528	10,803
Credicorp, Ltd.	792	107,300
Intercorp Financial Services, Inc.	82	1,835

TOTAL PERU		119,938

PHILIPPINES — (0.4%)
*8990 Holdings, Inc.	1,300	215
AllHome Corp.	7,000	265
Alliance Global Group, Inc.	8,700	2,168
Ayala Land, Inc.	26,000	12,511
*AyalaLand Logistics Holdings Corp.	4,000	206
Bank of the Philippine Islands	2,048	3,979
Belle Corp.	17,000	362
*Converge Information and Communications Technology Solutions, Inc.	145,000	30,893
D&L Industries, Inc.	11,800	1,788
DM Wenceslao and Associates, Inc.	1,300	157
DoubleDragon Corp.	2,700	383
Ginebra San Miguel, Inc.	300	803
*Global Ferronickel Holdings, Inc.	6,000	265
*Golden MV Holdings, Inc.	40	590
GT Capital Holdings, Inc.	10,970	94,677
*Integrated Micro-Electronics, Inc.	2,200	209
International Container Terminal Services, Inc.	17,330	67,899
JG Summit Holdings, Inc.	9,360	8,568
Jollibee Foods Corp.	10,770	43,753
LT Group, Inc.	64,500	11,832
MacroAsia Corp.	1,000	85
Manila Electric Co.	3,380	20,688
Metropolitan Bank & Trust Co.	18,300	19,362
Nickel Asia Corp.	218,100	26,069
Petron Corp.	15,000	921
*Philippine Seven Corp.	400	589
Philippine Stock Exchange, Inc. (The)	60	183
Puregold Price Club, Inc.	21,600	12,714
Rizal Commercial Banking Corp.	2,400	1,018
*Robinsons Land Corp.	63,300	16,481
Robinsons Retail Holdings, Inc.	1,600	1,571
Security Bank Corp.	10,940	18,222

49

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
Shell Pilipinas Corp.	2,500	$766
SM Investments Corp.	1,350	21,816
Union Bank of the Philippines	17,930	26,838
Vista Land & Lifescapes, Inc.	17,000	540
Wilcon Depot, Inc.	24,300	12,702

TOTAL PHILIPPINES		462,088

POLAND — (0.8%)
*11 bit studios SA	32	4,828
AB SA	36	439
*Alior Bank SA	3,307	34,588
*ΩAllegro.eu SA	2,811	22,162
Amica SA	20	361
Apator SA	72	270
ASBISc Enterprises PLC	3,971	27,408
Asseco Poland SA	3,471	70,599
Asseco South Eastern Europe SA	80	1,003
Auto Partner SA	216	965
*Bank Ochrony Srodowiska SA	64	152
Bank Polska Kasa Opieki SA	1,842	42,607
*Benefit Systems SA	58	16,424
*BNPP Bank Polska SA	32	406
Boryszew SA	416	768
Budimex SA	455	40,133
*CCC SA	3,880	41,853
CD Projekt SA	547	14,935
Celon Pharma SA	76	254
*CI Games SA	420	460
Cognor Holding SA	248	623
ComArch SA	12	447
Cyfrowy Polsat SA	8,982	37,751
Develia SA	2,224	1,935
*ΩDino Polska SA	705	71,936
Dom Development SA	28	918
Fabryki Mebli Forte SA	92	599
Ferro SA	68	449
*Grenevia SA	780	624
Grupa Kety SA	833	113,824
*ING Bank Slaski SA	653	24,927
Inter Cars SA	288	35,813
KGHM Polska Miedz SA	2,721	78,295
LiveChat Software SA	96	3,211
LPP SA	18	52,054
*Lubawa SA	396	357
*mBank SA	577	48,321
Neuca SA	78	12,688
NEWAG SA	96	424
*Pepco Group NV	1,232	11,841
PlayWay SA	4	405
*Polimex-Mostostal SA	3,038	3,236
Powszechny Zaklad Ubezpieczen SA	9,191	84,833
Santander Bank Polska SA	306	24,940
*Selvita SA	8	145
TEN Square Games SA	900	17,774
Tim SA	28	332
VRG SA	440	363
Warsaw Stock Exchange	396	3,451
Wirtualna Polska Holding SA	561	15,683

50

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)

TOTAL POLAND		$968,814

QATAR — (0.8%)
Aamal Co.	8,516	1,918
Al Meera Consumer Goods Co. QSC	453	1,809
*Baladna	2,892	1,095
Barwa Real Estate Co.	3,140	2,157
Commercial Bank PSQC (The)	31,299	50,405
Doha Bank QPSC	46,445	19,765
Gulf International Services QSC	44,444	25,604
Gulf Warehousing Co.	1,092	1,083
*Lesha Bank LLC	2,128	580
Mannai Corp. QSC	8,520	12,405
Masraf Al Rayan QSC	99,485	69,694
*Mazaya Real Estate Development QPSC	2,492	383
Medicare Group	356	587
Mesaieed Petrochemical Holding Co.	5,024	2,733
Ooredoo QPSC	39,228	106,584
Qatar Aluminum Manufacturing Co.	276,020	116,777
Qatar Fuel QSC	19,567	88,912
Qatar Industrial Manufacturing Co. QSC	512	408
*Qatar Insurance Co. SAQ	7,696	3,673
Qatar International Islamic Bank QSC	31,266	84,951
Qatar Islamic Bank SAQ	22,663	111,447
Qatar National Bank QPSC	65,312	275,602
United Development Co. QSC	41,046	12,607
Vodafone Qatar QSC	41,246	19,399
Zad Holding Co.	277	1,122

TOTAL QATAR		1,011,700

SAUDI ARABIA — (3.3%)
Abdullah Al Othaim Markets Co.	968	36,906
Advanced Petrochemical Co.	7,790	98,863
*Al Alamiya for Cooperative Insurance Co.	120	449
Al Babtain Power & Telecommunication Co.	48	337
Al Hammadi Holding	180	2,678
*Al Hassan Ghazi Ibrahim Shaker Co.	92	515
*Al Khaleej Training and Education Co.	124	608
Al Moammar Information Systems Co.	32	1,041
Al Rajhi Bank	24,962	511,126
*AlAbdullatif Industrial Investment Co.	60	310
Alandalus Property Co.	112	549
Alaseel Co.	24	261
*Aldrees Petroleum and Transport Services Co.	1,929	51,533
*Alinma Bank	9,525	80,376
*Allianz Saudi Fransi Cooperative Insurance Co.	224	944
Arab National Bank	3,048	22,185
*Arab Sea Information Systems Co.	8	174
Arabian Centres Co., Ltd.	212	1,227
Arabian Contracting Services Co.	244	8,223
*Arabian Internet & Communications Services Co.	280	20,828
Arriyadh Development Co.	196	1,056
*Astra Industrial Group	1,678	30,019
Ataa Educational Co.	24	434
*Bank AlBilad	9,404	103,675
Bank Al-Jazira	49,505	256,322
Banque Saudi Fransi	2,408	24,782
*Basic Chemical Industries, Ltd.	40	384
Bawan Co.	64	496

51

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Bupa Arabia for Cooperative Insurance Co.	1,965	$92,416
*Co. for Cooperative Insurance (The)	324	8,897
Dallah Healthcare Co.	2,784	126,184
*Dar Al Arkan Real Estate Development Co.	31,446	134,815
Dr Sulaiman Al Habib Medical Services Group Co., Class H	2,190	167,577
*Electrical Industries Co.	40	413
*Emaar Economic City	5,519	14,244
Etihad Etisalat Co.	10,005	122,705
*Fawaz Abdulaziz Al Hokair & Co.	188	807
*Halwani Brothers Co.	48	741
*Herfy Food Services Co.	52	491
Jarir Marketing Co.	3,201	139,282
*Jazan Energy and Development Co.	56	226
L’Azurde Co for Jewelry	60	238
Leejam Sports Co. JSC	1,362	43,067
Maharah Human Resources Co.	92	1,536
*Methanol Chemicals Co.	128	853
*Middle East Healthcare Co.	108	1,109
Middle East Paper Co.	144	1,244
Mouwasat Medical Services Co.	2,587	170,227
*Nama Chemicals Co.	44	417
*National Agriculture Development Co. (The)	128	1,000
National Co. for Glass Industries (The)	48	440
National Co. for Learning & Education	16	473
National Gas & Industrialization Co.	912	14,930
National Medical Care Co.	68	1,721
*Rabigh Refining & Petrochemical Co.	5,506	16,383
Riyad Bank	30,860	246,834
SABIC Agri-Nutrients Co.	3,290	117,190
Saudi Airlines Catering Co.	3,828	96,856
Saudi Basic Industries Corp.	6,064	149,228
Saudi British Bank (The)	18,185	175,271
Saudi Ceramic Co.	120	1,024
Saudi Chemical Co. Holding	92	740
*Saudi Co. For Hardware CJSC	44	372
*Saudi Ground Services Co.	236	1,627
Saudi Industrial Investment Group	11,033	74,863
Saudi Industrial Services Co.	156	1,135
*Saudi Kayan Petrochemical Co.	28,578	96,461
*Saudi Marketing Co.	92	662
Saudi National Bank (The)	18,572	242,134
*Saudi Paper Manufacturing Co.	56	456
Saudi Pharmaceutical Industries & Medical Appliances Corp.	152	1,037
*Saudi Printing & Packaging Co.	80	389
*Saudi Public Transport Co.	160	781
*Saudi Real Estate Co.	272	1,002
*Saudi Research & Media Group	821	46,142
Saudi Telecom Co.	26,353	316,177
Saudia Dairy & Foodstuff Co.	226	16,775
Savola Group (The)	5,616	47,690
*Seera Group Holding	6,831	45,094
*Sinad Holding Co.	236	771
*Takween Advanced Industries Co.	136	359
United Electronics Co.	3,575	73,012
United International Transportation Co.	1,668	26,416
Yanbu National Petrochemical Co.	9,203	109,679

TOTAL SAUDI ARABIA		4,208,914

52

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (2.5%)
Adcock Ingram Holdings, Ltd.	224	$614
AECI, Ltd.	2,363	11,155
Afrimat, Ltd.	3,762	10,975
Altron, Ltd., Class A	1,124	537
Anglo American Platinum, Ltd.	899	53,262
AngloGold Ashanti, Ltd., Sponsored ADR	9,041	240,310
Aspen Pharmacare Holdings, Ltd.	11,727	117,246
*Aveng, Ltd.	532	309
Barloworld, Ltd.	11,336	56,166
Bid Corp., Ltd.	7,103	161,727
Bidvest Group, Ltd. (The)	11,882	162,824
*Blue Label Telecoms, Ltd.	1,572	388
Capitec Bank Holdings, Ltd.	229	19,950
Clicks Group, Ltd.	10,693	156,350
Coronation Fund Managers, Ltd.	11,832	19,408
Curro Holdings, Ltd.	2,276	1,008
DataTec, Ltd.	2,668	5,303
ΩDis-Chem Pharmacies, Ltd.	10,367	15,094
*Discovery, Ltd.	8,059	63,370
Famous Brands, Ltd.	132	472
FirstRand, Ltd.	26,779	94,264
Foschini Group, Ltd. (The)	8,209	42,505
Gold Fields, Ltd., Sponsored ADR	28,783	447,863
Grindrod, Ltd.	26,206	14,075
Hudaco Industries, Ltd.	136	1,146
Impala Platinum Holdings, Ltd.	9,482	92,176
Investec, Ltd.	6,158	33,882
Invicta Holdings, Ltd.	296	461
Italtile, Ltd.	16,413	11,086
Kumba Iron Ore, Ltd.	2,019	48,998
Lewis Group, Ltd.	92	191
Libstar Holdings, Ltd.	660	176
Life Healthcare Group Holdings, Ltd.	29,329	33,269
MiX Telematics, Ltd., Sponsored ADR	4	31
Momentum Metropolitan Holdings	54,614	55,260
Motus Holdings, Ltd.	6,890	35,800
Mpact, Ltd.	540	827
Mr Price Group, Ltd.	8,111	66,729
MultiChoice Group	16,490	103,258
*Murray & Roberts Holdings, Ltd.	1,424	103
NEPI Rockcastle NV	8,881	53,693
Netcare, Ltd.	26,826	23,402
Old Mutual, Ltd.	107,761	68,486
Omnia Holdings, Ltd.	10,190	32,080
ΩPepkor Holdings, Ltd.	56,748	52,608
Pick n Pay Stores, Ltd.	14,888	35,356
PSG Konsult, Ltd.	18,739	13,426
Raubex Group, Ltd.	316	456
Reunert, Ltd.	6,140	19,790
RFG Holdings, Ltd.	448	228
Sanlam, Ltd.	36,612	112,997
Santam, Ltd.	1,106	17,175
Sappi, Ltd.	15,590	35,445
Sibanye Stillwater, Ltd.	48,790	107,727
Sibanye Stillwater, Ltd., ADR	12,800	114,560
*Southern Sun, Ltd.	1,656	405
SPAR Group, Ltd. (The)	11,065	84,967
Spur Corp., Ltd.	176	229

53

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Stadio Holdings, Ltd.	1,044	$257
Standard Bank Group, Ltd.	10,419	97,610
Super Group, Ltd.	6,644	11,625
Truworths International, Ltd.	14,119	41,993
*Wilson Bayly Holmes-Ovcon, Ltd.	2,075	12,293
Woolworths Holdings, Ltd.	20,716	73,703
*Zeda, Ltd.	8,402	5,588

TOTAL SOUTH AFRICA		3,194,667

TAIWAN — (18.7%)
Ability Enterprise Co., Ltd.	1,000	660
*AcBel Polytech, Inc.	73,000	100,444
Accton Technology Corp.	51,000	496,023
Acer, Inc.	193,000	189,908
*Acon Holding, Inc.	6,000	2,264
Acter Group Corp., Ltd.	3,000	13,223
ADATA Technology Co., Ltd.	13,000	31,715
Advantech Co., Ltd.	4,000	48,272
Airtac International Group	1,000	36,106
Alchip Technologies, Ltd.	1,000	38,546
*ALI Corp.	1,000	639
Allis Electric Co., Ltd.	18,000	28,456
Alltek Technology Corp.	3,000	4,059
Anpec Electronics Corp.	1,000	5,514
Arcadyan Technology Corp.	1,000	3,269
ASE Technology Holding Co., Ltd.	84,000	275,970
Asia Cement Corp.	42,000	60,044
Asia Optical Co., Inc.	8,000	16,680
Asia Polymer Corp.	13,000	11,650
Asia Vital Components Co., Ltd.	26,337	134,930
ASPEED Technology, Inc.	1,000	85,061
Asustek Computer, Inc.	28,000	257,299
AURAS Technology Co., Ltd.	3,000	24,201
Avermedia Technologies	1,000	753
Bank of Kaohsiung Co., Ltd.	2,000	800
Basso Industry Corp.	1,000	1,366
BenQ Materials Corp.	3,000	3,708
BES Engineering Corp.	80,000	27,194
Brighton-Best International Taiwan, Inc.	1,000	1,155
Capital Securities Corp.	27,000	12,032
*Career Technology MFG. Co., Ltd.	45,000	33,959
Castles Technology Co., Ltd.	25,000	66,602
Cathay Financial Holding Co., Ltd.	127,979	176,717
Cathay Real Estate Development Co., Ltd.	36,000	19,790
Central Reinsurance Co., Ltd.	1,284	760
Champion Building Materials Co., Ltd.	900	272
Chang Hwa Commercial Bank, Ltd.	41,000	23,739
Chang Wah Electromaterials, Inc.	3,000	3,250
Chang Wah Technology Co., Ltd.	1,000	1,373
Channel Well Technology Co., Ltd.	1,000	1,770
Cheng Loong Corp.	28,000	28,508
Cheng Mei Materials Technology Corp.	1,700	661
Cheng Shin Rubber Industry Co., Ltd.	28,000	34,428
Cheng Uei Precision Industry Co., Ltd.	17,000	23,170
Chicony Electronics Co., Ltd.	9,000	28,397
Chicony Power Technology Co., Ltd.	1,000	2,781
China Bills Finance Corp.	25,000	12,279
China Chemical & Pharmaceutical Co., Ltd.	13,000	11,565
China Development Financial Holding Corp.	187,000	79,685

54

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
China General Plastics Corp.	11,000	$8,963
China Steel Chemical Corp.	1,000	3,741
China Steel Corp.	135,000	127,787
Chin-Poon Industrial Co., Ltd.	2,000	2,092
Chipbond Technology Corp.	23,000	49,303
Chong Hong Construction Co., Ltd.	1,000	2,599
Chroma ATE, Inc.	14,000	86,525
*Chun Yuan Steel Industry Co., Ltd.	1,000	529
Chung Hung Steel Corp.	27,000	21,517
Chung Hwa Pulp Corp.	1,000	797
Chung-Hsin Electric & Machinery Manufacturing Corp.	55,000	181,589
Compal Electronics, Inc.	205,000	159,706
Concord Securities Co., Ltd.	3,000	1,073
Continental Holdings Corp.	4,000	4,060
Coremax Corp.	27,000	81,942
Coretronic Corp.	33,000	80,293
Co-Tech Development Corp.	64,000	114,083
Crowell Development Corp.	2,000	1,597
*CSBC Corp. Taiwan	14,000	11,817
CTBC Financial Holding Co., Ltd.	513,000	377,126
CTCI Corp.	68,000	94,007
CyberTAN Technology, Inc.	182,000	134,979
DA CIN Construction Co., Ltd.	4,000	4,014
Da-Li Development Co., Ltd.	1,000	1,028
Darfon Electronics Corp.	2,000	2,856
*Darwin Precisions Corp.	1,000	333
De Licacy Industrial Co., Ltd.	1,000	498
Delta Electronics, Inc.	10,000	97,585
Dimerco Express Corp.	10,000	28,137
D-Link Corp.	2,000	1,148
Dynapack International Technology Corp.	1,000	2,479
E Ink Holdings, Inc.	22,000	136,326
E.Sun Financial Holding Co., Ltd.	169,851	137,848
*Eastern Media International Corp.	27,000	16,731
Eclat Textile Co., Ltd.	2,000	31,715
Edom Technology Co., Ltd.	4,000	3,598
Elan Microelectronics Corp.	13,000	39,876
Elite Material Co., Ltd.	2,000	10,637
Elite Semiconductor Microelectronics Technology, Inc.	47,000	123,835
Elitegroup Computer Systems Co., Ltd.	13,000	10,487
eMemory Technology, Inc.	2,000	118,728
Episil Technologies, Inc.	5,000	12,670
Eternal Materials Co., Ltd.	38,000	39,987
Etron Technology, Inc.	156,000	218,453
Evergreen International Storage & Transport Corp.	38,000	33,436
Evergreen Marine Corp. Taiwan, Ltd.	25,000	131,333
Everlight Chemical Industrial Corp.	3,000	2,137
Everlight Electronics Co., Ltd.	19,000	24,691
Far Eastern Department Stores, Ltd.	1,000	729
Far Eastern International Bank	369,000	134,433
Far Eastern New Century Corp.	26,000	26,979
Far EasTone Telecommunications Co., Ltd.	12,000	30,798
Faraday Technology Corp.	35,000	186,712
Farglory Land Development Co., Ltd.	18,000	35,950
Feng Hsin Steel Co., Ltd.	9,000	19,907
Feng TAY Enterprise Co., Ltd.	21,000	130,129
First Financial Holding Co., Ltd.	60,000	52,891
First Insurance Co., Ltd. (The)	2,000	1,021

55

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
FIT Holding Co., Ltd.	1,000	$1,244
FLEXium Interconnect, Inc.	24,000	73,774
FocalTech Systems Co., Ltd.	23,000	59,179
Formosa Chemicals & Fibre Corp.	43,000	96,371
Formosa Laboratories, Inc.	16,000	43,302
Formosa Plastics Corp.	10,000	30,544
Formosan Union Chemical	3,000	2,596
Founding Construction & Development Co., Ltd.	1,000	603
Foxsemicon Integrated Technology, Inc.	2,000	12,166
Fubon Financial Holding Co., Ltd.	202,000	387,672
Fulgent Sun International Holding Co., Ltd.	3,000	12,003
Fusheng Precision Co., Ltd.	1,000	7,026
Gamania Digital Entertainment Co., Ltd.	9,000	21,605
Gemtek Technology Corp.	14,000	14,117
General Interface Solution Holding, Ltd.	52,000	134,472
Genius Electronic Optical Co., Ltd.	3,000	36,155
Getac Holdings Corp.	11,000	21,039
Giant Manufacturing Co., Ltd.	9,036	53,935
Gigabyte Technology Co., Ltd.	38,000	161,926
*Gigastorage Corp.	2,000	1,239
Global Unichip Corp.	2,000	64,796
*Globe Union Industrial Corp.	1,111	524
Goldsun Building Materials Co., Ltd.	20,000	18,216
Grape King Bio, Ltd.	3,000	17,858
Great China Metal Industry	1,000	823
Great Tree Pharmacy Co., Ltd.	2,000	26,283
Greatek Electronics, Inc.	8,000	14,026
GTM Holdings Corp.	1,000	930
Harvatek Corp.	1,000	831
Hey Song Corp.	1,000	1,183
Highwealth Construction Corp.	50,000	68,391
Hiwin Technologies Corp.	5,000	38,221
Holtek Semiconductor, Inc.	1,000	2,235
Holy Stone Enterprise Co., Ltd.	4,000	13,272
Hon Hai Precision Industry Co., Ltd.	162,000	550,671
*Hong Pu Real Estate Development Co., Ltd.	1,000	797
Hotai Motor Co., Ltd.	2,000	43,002
HUA ENG Wire & Cable Co., Ltd.	1,000	533
Hua Nan Financial Holdings Co., Ltd.	105,000	74,799
Huaku Development Co., Ltd.	10,000	30,804
Hung Ching Development & Construction Co., Ltd.	1,000	724
Hung Sheng Construction, Ltd.	23,000	17,058
Ibase Technology, Inc.	2,000	4,912
IBF Financial Holdings Co., Ltd.	141,000	56,643
Ichia Technologies, Inc.	11,000	10,144
I-Chiun Precision Industry Co., Ltd.	1,000	958
International Games System Co., Ltd.	32,000	556,884
Inventec Corp.	54,000	58,141
ITE Technology, Inc.	1,000	2,879
ITEQ Corp.	9,000	20,464
Kaimei Electronic Corp.	2,000	4,489
KEE TAI Properties Co., Ltd.	1,000	437
Kenda Rubber Industrial Co., Ltd.	2,000	2,030
Kerry TJ Logistics Co., Ltd.	1,000	1,249
Kindom Development Co., Ltd.	2,000	1,932
King Slide Works Co., Ltd.	2,000	26,868
King’s Town Bank Co., Ltd.	20,000	22,932
Kinko Optical Co., Ltd.	1,000	1,026

56

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Kinpo Electronics	105,000	$44,913
Kinsus Interconnect Technology Corp.	9,000	32,349
Kung Long Batteries Industrial Co., Ltd.	1,000	4,684
*Kung Sing Engineering Corp.	3,000	775
Kuo Toong International Co., Ltd.	5,000	4,538
*Kuo Yang Construction Co., Ltd.	1,000	594
Kwong Lung Enterprise Co., Ltd.	9,000	15,545
L&K Engineering Co., Ltd.	23,000	33,929
Lanner Electronics, Inc.	2,000	6,668
Largan Precision Co., Ltd.	1,000	65,382
Lealea Enterprise Co., Ltd.	4,000	1,399
*Li Peng Enterprise Co., Ltd.	4,000	1,051
Lian HWA Food Corp.	1,000	2,960
*Lien Hwa Industrial Holdings Corp.	22,000	43,653
Lingsen Precision Industries, Ltd.	5,000	2,318
Lite-On Technology Corp.	190,000	454,257
Long Da Construction & Development Corp.	2,000	1,587
Longchen Paper & Packaging Co., Ltd.	24,125	13,498
Lotes Co., Ltd.	2,051	58,576
Lotus Pharmaceutical Co., Ltd.	3,000	25,323
Makalot Industrial Co., Ltd.	8,000	57,900
*Materials Analysis Technology, Inc.	9,000	55,331
Mechema Chemicals International Corp.	1,000	3,285
MediaTek, Inc.	39,000	843,620
Mega Financial Holding Co., Ltd.	95,000	105,221
*Mercuries & Associates Holding, Ltd.	1,000	493
*Mercuries Life Insurance Co., Ltd.	39,512	6,761
Merida Industry Co., Ltd.	3,000	16,736
Merry Electronics Co., Ltd.	5,000	14,003
Micro-Star International Co., Ltd.	27,000	127,787
MIN AIK Technology Co., Ltd.	1,000	564
momo.com, Inc.	3,000	80,898
MPI Corp.	17,000	71,058
Nan Ya Plastics Corp.	36,000	91,339
Nantex Industry Co., Ltd.	19,000	24,382
Nanya Technology Corp.	21,000	46,314
Nichidenbo Corp.	4,000	7,442
Nien Made Enterprise Co., Ltd.	3,000	32,935
Novatek Microelectronics Corp.	34,000	462,845
Nuvoton Technology Corp.	46,000	199,008
O-Bank Co., Ltd.	65,000	21,672
Ocean Plastics Co., Ltd.	2,000	2,231
*Optimax Technology Corp.	1,000	590
Orient Semiconductor Electronics, Ltd.	33,000	20,986
Oriental Union Chemical Corp.	36,000	24,474
Pacific Hospital Supply Co., Ltd.	1,000	2,794
Pan Jit International, Inc.	12,000	25,528
Pan-International Industrial Corp.	5,000	6,115
Parade Technologies, Ltd.	2,000	61,023
PChome Online, Inc.	36,000	66,982
Pegatron Corp.	253,000	576,075
*PharmaEssentia Corp.	2,000	24,103
Phison Electronics Corp.	4,000	50,614
Pixart Imaging, Inc.	2,000	6,733
Powertech Technology, Inc.	28,000	83,611
Poya International Co., Ltd.	2,000	37,343
President Chain Store Corp.	7,000	61,592
President Securities Corp.	23,000	12,457

57

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Primax Electronics, Ltd.	47,000	$91,730
Prince Housing & Development Corp.	32,000	12,491
Promate Electronic Co., Ltd.	3,000	4,055
Qisda Corp.	32,000	36,015
Quanta Computer, Inc.	105,000	293,389
Quanta Storage, Inc.	2,000	3,500
Radiant Opto-Electronics Corp.	36,000	132,325
Radium Life Tech Co., Ltd.	2,000	598
*Raydium Semiconductor Corp.	2,000	24,786
Realtek Semiconductor Corp.	49,000	572,205
Rechi Precision Co., Ltd.	1,000	581
Rich Development Co., Ltd.	3,000	935
*Ritek Corp.	3,000	884
Sakura Development Co., Ltd.	2,000	2,440
Sampo Corp.	2,000	1,711
San Fang Chemical Industry Co., Ltd.	1,000	680
Sanyang Motor Co., Ltd.	60,000	106,758
SDI Corp.	25,000	97,991
Sercomm Corp.	18,000	48,070
Sesoda Corp.	9,000	12,105
Shanghai Commercial & Savings Bank, Ltd. (The)	141,000	213,042
Sharehope Medicine Co., Ltd.	1,000	1,321
Shihlin Electric & Engineering Corp.	3,000	9,807
Shin Kong Financial Holding Co., Ltd.	696,000	189,720
Shin Zu Shing Co., Ltd.	9,000	25,587
*Shining Building Business Co., Ltd.	1,000	314
Shinkong Insurance Co., Ltd.	14,000	23,407
*Shuttle, Inc.	1,000	411
Sigurd Microelectronics Corp.	9,000	15,252
Silergy Corp.	18,000	281,337
Simplo Technology Co., Ltd.	4,000	40,075
Sinbon Electronics Co., Ltd.	7,000	77,417
Sino-American Silicon Products, Inc., Class A	26,000	124,746
Sinon Corp.	12,000	14,443
SinoPac Financial Holdings Co., Ltd.	97,580	53,008
Sinyi Realty, Inc.	1,000	945
Sitronix Technology Corp.	4,000	29,601
Siward Crystal Technology Co., Ltd.	52,000	63,515
Solar Applied Materials Technology Corp.	11,000	13,006
Sonix Technology Co., Ltd.	1,000	1,617
Sporton International, Inc.	4,000	34,415
Standard Foods Corp.	1,000	1,314
*Sunko INK Co., Ltd.	1,000	573
Sunonwealth Electric Machine Industry Co., Ltd.	38,000	65,017
Supreme Electronics Co., Ltd.	14,000	19,764
Swancor Holding Co., Ltd.	2,000	6,571
Synnex Technology International Corp.	74,000	148,999
*Sysgration	2,000	2,804
T3EX Global Holdings Corp.	11,000	27,516
TA Chen Stainless Pipe	64,000	92,536
Ta Ya Electric Wire & Cable	172,000	153,299
Taichung Commercial Bank Co., Ltd.	54,000	24,767
Taiflex Scientific Co., Ltd.	1,000	1,366
Taishin Financial Holding Co., Ltd.	167,000	93,977
Taita Chemical Co., Ltd.	3,000	2,059
Taiwan Business Bank	62,000	28,134
Taiwan Cooperative Financial Holding Co., Ltd.	35,000	30,455
Taiwan Fertilizer Co., Ltd.	18,000	34,604

58

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Taiwan Fire & Marine Insurance Co., Ltd.	1,000	$691
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,412
Taiwan Glass Industry Corp.	7,000	4,622
Taiwan High Speed Rail Corp.	29,000	29,290
Taiwan Hon Chuan Enterprise Co., Ltd.	21,000	68,241
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,000	1,451
Taiwan Mask Corp.	2,000	5,204
Taiwan Mobile Co., Ltd.	65,000	218,834
Taiwan PCB Techvest Co., Ltd.	2,000	2,664
Taiwan Secom Co., Ltd.	10,000	35,293
Taiwan Semiconductor Co., Ltd.	18,000	53,691
Taiwan Semiconductor Manufacturing Co., Ltd.	213,000	3,478,117
Taiwan Shin Kong Security Co., Ltd.	10,000	13,385
Taiwan Styrene Monomer	2,000	1,093
Taiwan Surface Mounting Technology Corp.	8,000	25,632
*Taiwan TEA Corp.	8,000	5,959
Taiwan Union Technology Corp.	10,000	21,599
Taiwan-Asia Semiconductor Corp.	13,000	14,843
*Tatung Co., Ltd.	59,000	62,565
Test Research, Inc.	1,000	2,092
Ton Yi Industrial Corp.	57,000	38,473
Tong Hsing Electronic Industries, Ltd.	10,000	55,135
Tong Yang Industry Co., Ltd.	19,000	29,450
Tong-Tai Machine & Tool Co., Ltd.	1,000	561
Topco Scientific Co., Ltd.	4,000	24,266
Transcend Information, Inc.	1,000	2,309
TSRC Corp.	14,000	12,637
TTY Biopharm Co., Ltd.	11,000	27,516
Tung Ho Steel Enterprise Corp.	67,000	125,751
TXC Corp.	7,000	19,400
TYC Brother Industrial Co., Ltd.	15,000	14,394
*Tycoons Group Enterprise	1,000	317
Tyntek Corp.	1,000	590
Union Bank of Taiwan	64,000	33,517
Uni-President Enterprises Corp.	105,000	251,378
*Unitech Printed Circuit Board Corp.	513,000	299,532
United Integrated Services Co., Ltd.	6,000	42,254
*Universal Vision Biotechnology Co., Ltd.	1,000	13,044
Unizyx Holding Corp.	54,000	72,457
UPC Technology Corp.	50,000	24,315
USI Corp.	36,000	29,861
Visual Photonics Epitaxy Co., Ltd.	59,000	185,200
Voltronic Power Technology Corp.	2,000	114,499
Wah Lee Industrial Corp.	5,000	14,182
Walsin Lihwa Corp.	121,000	195,418
Walsin Technology Corp.	16,000	49,651
Wan Hai Lines, Ltd.	10,000	21,143
Wei Chuan Foods Corp.	2,000	1,305
Weikeng Industrial Co., Ltd.	25,000	24,315
Weltrend Semiconductor	51,000	79,297
Win Semiconductors Corp.	1,000	5,318
Winbond Electronics Corp.	118,000	99,605
Wisdom Marine Lines Co., Ltd.	27,000	56,297
Wistron Corp.	114,000	172,432
Wistron NeWeb Corp.	29,000	87,163
Wiwynn Corp.	4,000	151,582
WPG Holdings, Ltd.	46,000	74,815
WT Microelectronics Co., Ltd.	9,000	19,439

59

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Yageo Corp.	5,000	$80,670
Yang Ming Marine Transport Corp.	67,000	137,520
YC INOX Co., Ltd.	9,000	8,548
Yea Shin International Development Co., Ltd.	1,000	895
YFY, Inc.	40,000	40,075
Yieh Phui Enterprise Co., Ltd.	29,000	14,338
Yuanta Financial Holding Co., Ltd.	211,000	155,114
Yulon Motor Co., Ltd.	75,000	196,633
Yungshin Construction & Development Co., Ltd.	1,000	2,088
YungShin Global Holding Corp.	2,000	3,006
Zenitron Corp.	1,000	1,049
Zhen Ding Technology Holding, Ltd.	12,000	43,523
*Zinwell Corp.	1,000	628
ZongTai Real Estate Development Co., Ltd.	1,000	1,609

TOTAL TAIWAN		23,524,846

THAILAND — (1.7%)
AAPICO Hitech PCL - NVDR	5,600	5,248
Advanced Information Technology PCL - NVDR	3,600	543
*After You PCL - NVDR	400	124
*Airports of Thailand PCL - NVDR	42,900	92,025
Amata Corp. PCL	40,600	27,703
*Ananda Development PCL - NVDR	10,600	363
AP Thailand PCL	122,700	45,275
Asia Plus Group Holdings PCL - NVDR	7,600	606
Asian Insulators PCL - NVDR	600	98
Asian Sea Corp. PCL - NVDR	800	246
Asiasoft Corp. PCL	700	301
Bangchak Corp. PCL	67,900	60,150
Bangkok Bank PCL	600	2,759
Bangkok Bank PCL, Class F	4,700	21,609
Bangkok Chain Hospital PCL	93,400	59,354
Bangkok Dusit Medical Services PCL - NVDR	111,600	95,594
Bangkok Expressway & Metro PCL - NVDR, Class R	71,400	18,505
Bangkok Land PCL - NVDR	44,400	1,209
Bangkok Life Assurance PCL - NVDR	25,300	20,745
BCPG PCL	69,800	19,930
*BEC World PCL - NVDR	19,400	4,431
*Beyond Securities PCL	900	195
BTS Group Holdings PCL - NVDR	97,700	22,031
Bumrungrad Hospital PCL - NVDR	11,400	79,455
Business Online PCL	600	176
Cal-Comp Electronics Thailand PCL - NVDR	13,541	809
Carabao Group PCL	7,300	15,285
Central Pattana PCL, Class F	7,800	15,533
Central Retail Corp. PCL, Class R	16,000	20,968
CH Karnchang PCL - NVDR	71,200	43,995
Chiang Mai Ram Medical Business PCL	1,100	77
Chularat Hospital PCL	227,900	23,359
Chularat Hospital PCL	60,500	6,201
Com7 PCL	47,600	35,197
*CP ALL PCL - NVDR	30,500	57,834
*CP ALL PCL, Class F	11,600	21,996
Delta Electronics Thailand PCL	26,000	55,392
Delta Electronics Thailand PCL - NVDR	5,000	10,652
Diamond Building Products PCL - NVDR	1,800	408
Dohome PCL	60,143	22,720
Eastern Polymer Group PCL - NVDR	2,400	524
Eastern Water Resources Development and Management PCL	2,300	334

60

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Ekachai Medical Care PCL - NVDR	1,000	$239
Energy Absolute PCL	23,300	46,228
Esso Thailand PCL	4,500	1,147
Exotic Food PCL	500	187
Forth Corp. PCL	13,000	10,565
Frasers Property Thailand PCL - NVDR, Class R	2,000	890
Global Green Chemicals PCL - NVDR	1,100	416
Gunkul Engineering PCL	44,100	4,882
Hana Microelectronics PCL	1,700	2,066
Hana Microelectronics PCL, Class F	14,100	17,136
Home Product Center PCL	124,300	50,961
Ichitan Group PCL - NVDR	91,000	33,844
Index Livingmall PCL	400	242
Indorama Ventures PCL - NVDR	1,500	1,493
Indorama Ventures PCL, Class F	18,600	18,520
Interlink Communication PCL, Class N	900	179
*Interlink Telecom PCL	2,200	193
Intouch Holdings PCL - NVDR	1,900	4,173
IRPC PCL	394,400	27,258
*Italian-Thai Development PCL - NVDR	15,200	623
*Jasmine International PCL	397,200	21,635
Jaymart Group Holdings PCL, Class R	16,400	9,509
Jubilee Enterprise PCL - NVDR	400	289
Karmarts PCL - NVDR	40,000	9,605
*Kaset Thai International Sugar Corp. PCL - NVDR	2,300	271
KCE Electronics PCL	32,100	35,722
KGI Securities Thailand PCL	5,700	755
Kiatnakin Phatra Bank PCL - NVDR	4,100	7,204
Krung Thai Bank PCL - NVDR	23,600	12,440
Krungthai Card PCL - NVDR	20,700	31,977
Lalin Property PCL - NVDR	1,600	408
Land & Houses PCL	152,700	43,823
*Loxley PCL - NVDR	6,700	390
LPN Development PCL	5,400	724
Major Cineplex Group PCL	900	427
*Master Ad PCL	20,100	294
MBK PCL - NVDR	9,300	3,922
MC Group PCL	1,900	568
Mega Lifesciences PCL	1,900	2,281
Mega Lifesciences PCL	8,200	9,845
MK Restaurants Group PCL - NVDR	400	577
Netbay PCL - NVDR	300	195
Noble Development PCL - NVDR	2,100	301
Nonthavej Hospital PCL	100	116
Northeast Rubber PCL, Class R	2,700	391
*Nusasiri PCL	11,500	327
Origin Property PCL - NVDR	13,800	4,769
Osotspa PCL - NVDR	49,900	43,109
Plan B Media PCL - NVDR	17,700	4,225
Plan B Media PCL, Class F	96,200	22,960
Polyplex Thailand PCL - NVDR	900	430
*Power Solution Technologies PCL - NVDR	3,200	130
Praram 9 Hospital PCL, Class R	600	343
Prima Marine PCL - NVDR, Class R	1,200	216
*Principal Capital PCL - NVDR	2,000	280
*Property Perfect PCL - NVDR	25,300	289
Pruksa Holding PCL - NVDR	4,600	1,670
*PSG Corp. PCL	7,900	240

61

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
PTG Energy PCL - NVDR	67,700	$26,963
PTT Global Chemical PCL	45,900	55,783
PTT Oil & Retail Business PCL, Class R	6,200	4,031
Quality Houses PCL - NVDR	29,800	2,059
Quality Houses PCL, Class F	120,700	8,342
R&B Food Supply PCL	1,200	369
*Rabbit Holdings PLC	11,700	254
*Raimon Land PCL	13,500	257
Rajthanee Hospital PCL - NVDR	400	334
Ramkhamhaeng Hospital PCL	400	621
Ratchaphruek Hospital PCL	900	154
RS PCL - NVDR	1,870	800
*S Hotels & Resorts PCL - NVDR	4,700	479
Sabina PCL - NVDR	400	328
Sahamitr Pressure Container PCL - NVDR	1,200	390
*Samart Corp. PCL - NVDR	1,400	163
Sansiri PCL - NVDR	2,700,700	150,270
Sappe PCL - NVDR	500	911
SC Asset Corp. PCL - NVDR	5,700	724
SCG Packaging PCL	11,900	15,333
SCGJWD Logistics PCL	5,900	3,110
Sena Development PCL - NVDR	2,700	274
*Seven Utilities and Power PLC, Class R	13,900	240
Siam Global House PCL	35,935	17,995
Siam Global House PCL	6,158	3,084
*Siam Wellness Group PCL	300	98
Siamgas & Petrochemicals PCL - NVDR	2,900	743
Sikarin PCL - NVDR	1,700	451
Singha Estate PCL - NVDR	9,800	465
Sino-Thai Engineering & Construction PCL - NVDR	10,200	3,465
Sino-Thai Engineering & Construction PCL, Class F	42,500	14,437
SiS Distribution Thailand PCL - NVDR	500	305
SISB PCL, Class A	200	190
*SKY ICT PCL	1,300	914
SNC Former PCL - NVDR	500	198
Somboon Advance Technology PCL - NVDR	400	231
SPCG PCL - NVDR	2,100	781
Sri Trang Agro-Industry PCL	35,900	20,711
Sri Trang Gloves Thailand PCL	68,100	18,148
Srivichai Vejvivat PCL - NVDR	800	200
Star Petroleum Refining PCL	70,700	20,083
Star Petroleum Refining PCL	9,000	2,557
*»STARK Corp. PCL	105,800	7,374
Stars Microelectronics Thailand PCL - NVDR	2,000	240
Supalai PCL	48,100	29,862
Super Energy Corp. PCL - NVDR, Class R	102,300	1,797
Susco PCL - NVDR	3,100	307
SVI PCL - NVDR	1,700	473
Synnex Thailand PCL	1,200	453
TAC Consumer PCL - NVDR	1,100	180
Taokaenoi Food & Marketing PCL - NVDR	5,100	1,381
Thai Nakarin Hospital PCL - NVDR	200	214
Thai Oil PCL	66,600	90,692
#Thai Union Group PCL - NVDR	51,000	20,611
Thai Vegetable Oil PCL - NVDR	1,500	1,153
Thai Wah PCL - NVDR	1,000	134
Thaicom PCL	24,900	8,750
Thaitheparos PCL - NVDR	300	288

62

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Thanachart Capital PCL - NVDR	8,400	$10,639
Thonburi Healthcare Group PCL, Class R	16,300	31,982
Tipco Asphalt PCL - NVDR	1,600	942
Tisco Financial Group PCL - NVDR	9,200	24,315
TKS Technologies PCL - NVDR	1,100	314
TMBThanachart Bank PCL - NVDR	295,700	12,556
TOA Paint Thailand PCL	10,900	9,337
TOA Paint Thailand PCL - NVDR	2,200	1,884
TQM Alpha PCL, Class R	21,500	16,055
Triple i Logistics PCL	400	145
*True Corp. PCL, Class R	3	1
TTW PCL - NVDR	4,400	1,115
Union Auction PCL - NVDR	600	160
*Unique Engineering & Construction PCL - NVDR	2,200	236
United Paper PCL - NVDR, Class R	1,200	422
Vanachai Group PCL - NVDR	1,000	140
VGI PCL - NVDR	202,900	19,965
Vibhavadi Medical Center PCL	4,400	335
WHA Corp. PCL - NVDR	168,400	21,699
WHA Utilities and Power PCL - NVDR	3,500	381
WICE Logistics PCL - NVDR	800	197
Workpoint Entertainment PCL - NVDR	500	236
YGGDRAZIL Group PCL	1,300	270

TOTAL THAILAND		2,098,338

TURKEY - (0.7%)
Akbank TAS	81,891	67,582
Alarko Holding A/S	2,804	8,492
Alkim Alkali Kimya A/S	13,225	18,727
*Anadolu Anonim Turk Sigorta Sirketi	1,740	1,608
Anadolu Efes Biracilik Ve Malt Sanayii A/S	6,372	20,625
Anadolu Hayat Emeklilik A/S	156	120
Arcelik A/S	3,517	17,514
Aselsan Elektronik Sanayi Ve Ticaret A/S	6,762	15,549
*Aydem Yenilenebilir Enerji AS	1,920	1,292
Aygaz A/S	3,224	10,775
*Bagfas Bandirma Gubre Fabrikalari A/S	8,775	10,874
Bera Holding A/S	30,762	16,070
BIM Birlesik Magazalar A/S	9,703	77,930
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	1,496	9,169
Borusan Yatirim ve Pazarlama A/S	4	176
*Bursa Cimento Fabrikasi A/S	16,312	4,445
Celebi Hava Servisi A/S	4	93
Coca-Cola Icecek AS	2,287	27,693
*Deva Holding A/S	72	145
Dogus Otomotiv Servis ve Ticaret A/S	1,070	6,734
EGE Endustri VE Ticaret A/S	18	4,205
EGE Gubre Sanayii A/S	324	1,149
?Enerjisa Enerji A/S	8,401	12,026
*Eregli Demir ve Celik Fabrikalari TAS	9,233	15,733
*Fenerbahce Futbol A/S	64	170
Ford Otomotiv Sanayi A/S	1,386	38,298
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	8	48
GSD Holding AS	62,409	8,536
*Gubre Fabrikalari TAS	1,228	12,761
*Hektas Ticaret TAS	3,691	5,113
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	220	201
Is Yatirim Menkul Degerler A/S	5,483	12,382
*Karsan Otomotiv Sanayii VE Ticaret A/S	624	273

63

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Kartonsan Karton Sanayi ve Ticaret A/S	80	$270
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A/S	3,481	200
*Kerevitas Gida Sanayi VE Ticaret A/S	4,732	2,224
Koza Altin Isletmeleri A/S	24,486	23,771
Logo Yazilim Sanayi Ve Ticaret A/S	3,993	12,216
ΩMavi Giyim Sanayi Ve Ticaret A/S, Class B	4,911	26,489
*Menderes Tekstil Sanayi ve Ticaret A/S	544	195
*Migros Ticaret A/S	2,334	20,930
*ΩMLP Saglik Hizmetleri A/S	3,355	11,394
*NET Holding A/S	328	173
*Otokar Otomotiv Ve Savunma Sanayi A/S	360	15,549
*Petkim Petrokimya Holding A/S	42,646	28,506
Polisan Holding A/S	440	230
*Reysas Tasimacilik ve Lojistik Ticaret A/S	148	216
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	9,687	14,475
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	2,916	4,558
*Sok Marketler Ticaret A/S	12,190	20,835
*Tat Gida Sanayi A/S	120	122
*TAV Havalimanlari Holding A/S	5,530	20,032
*Teknosa Ic Ve Dis Ticaret A/S	5,151	4,341
Tofas Turk Otomobil Fabrikasi A/S	4,671	46,114
*Tukas Gida Sanayi ve Ticaret A/S	7,177	4,890
*Tumosan Motor VE Traktor Sanayi A/S	84	195
*Turcas Petrol A/S	96	63
Turk Traktor ve Ziraat Makineleri A/S	659	18,908
Turkcell Iletisim Hizmetleri AS	12,374	21,060
Turkiye Garanti Bankasi AS	20,453	28,795
*Turkiye Halk Bankasi A/S	17,332	9,366
Turkiye Is Bankasi A/S	73,539	40,951
Turkiye Petrol Rafinerileri A/S	19,663	67,032
*Turkiye Vakiflar Bankasi TAO	21,233	9,389
*Ulker Biskuvi Sanayi A/S	5,723	8,828
Vestel Beyaz Esya Sanayi ve Ticaret A/S - NVDR	14,593	7,939
*Vestel Elektronik Sanayi ve Ticaret A/S	6,349	13,482
Yapi ve Kredi Bankasi AS	31,725	15,448
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	526	834

TOTAL TURKEY		926,528

UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank PJSC	66,825	160,511
Abu Dhabi Islamic Bank PJSC	45,110	139,556
Abu Dhabi National Hotels	1,449	1,756
Abu Dhabi National Oil Co. for Distribution PJSC	86,330	103,211
Abu Dhabi Ship Building Co. PJSC	152	169
Agthia Group PJSC	1,216	1,530
*Ajman Bank PJSC	18,953	8,465
Aldar Properties PJSC	65,383	96,151
Aramex PJSC	43,309	38,567
*Deyaar Development PJSC	5,216	753
Dubai Financial Market PJSC	58,037	23,708
Dubai Investments PJSC	74,718	49,853
Dubai Islamic Bank PJSC	108,201	163,834
Emaar Development PJSC	41,066	61,621
Emaar Properties PJSC	174,793	281,587
Emirates Driving Co.	124	859
Emirates Integrated Telecommunications Co. PJSC	19,365	26,632
Emirates NBD Bank PJSC	69,298	266,095
Emirates Telecommunications Group Co. PJSC	55,373	361,915
Fertiglobe PLC	1,692	1,769

64

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
First Abu Dhabi Bank PJSC	33,350	$128,786
*Gulf Pharmaceutical Industries PSC	720	190
*Manazel PJSC	3,136	325
*Palms Sports PrJSC	104	281
*RAK Properties PJSC	4,712	796
Ras Al Khaimah Ceramics	15,652	11,168
*Union Properties PJSC	7,388	521

TOTAL UNITED ARAB EMIRATES		1,930,609

TOTAL COMMON STOCKS		124,418,474

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Banco Bradesco SA, Preference	72,700	201,264
Banco do Estado do Rio Grande do Sul SA, Preference B	2,900	6,168
Banco Pan SA	11,800	12,642
*Braskem SA, Preference A	2,700	10,680
Centrais Eletricas Brasileiras SA, Class B	200	1,456
Cia de Ferro Ligas da Bahia FERBASA, Preference	1,200	12,353
Cia de Saneamento do Parana, Preference	1,700	1,298
Cia de Transmissao de Energia Eletrica Paulista	5,600	25,801
Cia Energetica de Minas Gerais, Preference	106,000	261,671
Cia Paranaense de Energia, Preference B	53,800	86,246
Eucatex SA Industria e Comercio, Preference	400	692
Gerdau SA, Preference	1,050	5,285
Itau Unibanco Holding SA	58,200	301,537
Marcopolo SA, Preference	39,900	28,632
Randon SA Implementos e Participacoes, Preference	13,200	21,794
Schulz SA, Preference	300	262
Track & Field Co. SA	200	411
Unipar Carbocloro SA	4,000	52,170

TOTAL BRAZIL		1,030,362

CHILE — (0.0%)
Embotelladora Andina SA, Preference B	9,730	24,527

TOTAL CHILE		24,527

COLOMBIA — (0.0%)
Grupo de Inversiones Suramericana SA, Preference	288	717

TOTAL COLOMBIA		717

TOTAL PREFERRED STOCKS		1,055,606

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
*Brpr Corporate Offices Fdo De Inv Imob	5	59
TOTAL BRAZIL		59

TOTAL INVESTMENT COMPANY		59

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Localiza Rent a Car SA 5/12/2023	67	230

TOTAL BRAZIL		230
CHINA — (0.0%)
*Xinyi Energy Holdings, Ltd. 5/24/2023	10,800	—

TOTAL CHINA		—
TAIWAN — (0.0%)
*<»Acer, Inc. 6/20/2023	86	—

TOTAL TAIWAN		—

65

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (0.0%)
*Kiatnakin Phatra Bank PCL	341	$—
*Kiatnakin Phatra Bank PCL	341	—
*Sky ICT PCL 5/30/2023	65	21

TOTAL THAILAND		21

TOTAL RIGHTS/WARRANTS		251

TOTAL INVESTMENT SECURITIES — (99.8%)
(Cost $114,922,776)		125,474,390

SECURITIES LENDING COLLATERAL — (0.2%)
@§The DFA Short Term Investment Fund	19,884	229,968

TOTAL INVESTMENTS — (100.0%)
(Cost $115,152,744)		$125,704,358

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

66

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 6, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date:	July 6, 2023